UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices)    (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2015. The first report applies to 48 of the Registrant’s portfolios, the second report applies to 15 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock
Variable Insurance Trust

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Semiannual Report
June 30, 2015

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	7

Summary portfolio of investments (See below for each Portfolio’s page #)	14

Statements of assets and liabilities	55

Statements of operations	67

Statements of changes in net assets	79

Financial highlights	87

Notes to financial statements	110

Evaluation of advisory and subadvisory agreements by the board of trustees	158

For more information	172

Portfolio	Summary portfolio of investments
500 Index Trust B	14
All Cap Core Trust	15
Alpha Opportunities Trust	15
American Asset Allocation Trust	17
American Global Growth Trust	17
American Growth Trust	17
American Growth-Income Trust	17
American International Trust	17
American New World Trust	17
Blue Chip Growth Trust	17
Capital Appreciation Trust	18
Capital Appreciation Value Trust	19
Core Strategy Trust	21
Emerging Markets Value Trust	21
Equity Income Trust	22
Financial Industries Trust	23
Franklin Templeton Founding Allocation Trust	24
Fundamental All Cap Core Trust	24
Fundamental Large Cap Value Trust	25
Global Trust	26
Health Sciences Trust	27
International Core Trust	28
International Equity Index Trust B	29
International Growth Stock Trust	31
International Small Company Trust	32
International Value Trust	34
Lifestyle Aggressive PS Series	35
Lifestyle Balanced PS Series	35
Lifestyle Conservative PS Series	35
Lifestyle Growth PS Series	35
Lifestyle Moderate PS Series	36
Mid Cap Index Trust	36
Mid Cap Stock Trust	37
Mid Value Trust	38
Mutual Shares Trust	39
Real Estate Securities Trust	40
Science & Technology Trust	41
Small Cap Growth Trust	42
Small Cap Index Trust	43
Small Cap Opportunities Trust	44
Small Cap Value Trust	45
Small Company Growth Trust	46
Small Company Value Trust	47
Strategic Equity Allocation Trust	48
Total Stock Market Index Trust	49
U.S. Equity Trust	50
Utilities Trust	51
Value Trust	52

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust B

Sector Weighting*	% of Total
Information technology	19.4
Financials	16.2
Health care	15.2
Consumer discretionary	12.6
Industrials	10.0
Consumer staples	9.2
Energy	7.7
Materials	3.1
Utilities	2.8
Telecommunication services	2.2
Short-term investments and other	1.6

All Cap Core Trust

Sector Weighting*	% of Total
Information technology	20.3
Financials	18.5
Health care	16.8
Consumer discretionary	11.2
Industrials	10.6
Energy	7.3
Consumer staples	7.1
Materials	4.5
Utilities	1.8
Telecommunication services	1.1
Short-term investments and other	0.8

Alpha Opportunities Trust

Sector Weighting*	% of Total
Information technology	19.6
Health care	17.9
Financials	16.4
Industrials	14.1
Consumer discretionary	13.7
Materials	5.3
Energy	5.0
Consumer staples	4.7
Utilities	1.0
Telecommunication services	0.4
Short-term investments and other	1.9

American Asset Allocation Trust

Portfolio Composition**	% of Total
Common stocks	67.5
U.S. Government and Agency obligations	12.4
Corporate bonds	7.8
Collateralized mortgage obligations	3.9
Asset backed securities	0.4
Foreign government obligations	0.2
Short-term investments and other	7.8

American Global Growth Trust

Sector Weighting**	% of Total
Health care	21.1
Information technology	20.5
Consumer discretionary	18.9
Financials	14.1
Industrials	7.5
Consumer staples	7.1
Telecommunication services	2.9
Energy	2.6
Materials	2.2
Utilities	0.5
Short-term investments and other	2.6

American Growth Trust

Sector Weighting**	% of Total
Health care	20.2
Information technology	19.5
Consumer discretionary	18.7
Financials	13.6
Consumer staples	8.2
Energy	7.2
Industrials	7.0
Materials	1.3
Telecommunication services	0.3
Utilities	0.1
Short-term investments and other	3.9

American Growth-Income Trust

Sector Weighting**	% of Total
Health care	19.1
Information technology	15.8
Consumer discretionary	14.1
Industrials	10.1
Financials	9.6
Energy	7.8
Consumer staples	7.7
Materials	6.8
Telecommunication services	2.2
Utilities	1.2
Short-term investments and other	5.6

American International Trust

Sector Weighting**	% of Total
Financials	19.2
Consumer discretionary	14.4
Health care	13.5
Industrials	11.5
Information technology	11.3
Consumer staples	5.4
Materials	4.6
Telecommunication services	3.7
Utilities	3.6
Energy	3.3
Short-term investments and other	9.5

American New World Trust

Sector Weighting**	% of Total
Consumer discretionary	16.6
Information technology	15.8
Financials	14.8
Consumer staples	9.7
Health care	8.1
Energy	7.6
Industrials	5.3
Materials	2.9
Telecommunication services	2.9
Utilities	1.7
Short-term investments and other	14.6

Blue Chip Growth Trust

Sector Weighting*	% of Total
Health care	26.4
Information technology	25.1
Consumer discretionary	23.4
Industrials	10.2
Financials	6.9
Materials	3.3
Consumer staples	2.7
Energy	1.6
Short-term investments and other	0.4

Capital Appreciation Trust

Sector Weighting*	% of Total
Information technology	35.4
Consumer discretionary	29.5
Health care	20.7
Financials	3.3
Energy	3.1
Consumer staples	2.9
Industrials	2.7
Materials	2.1
Short-term investments and other	0.3

Capital Appreciation Value Trust

Portfolio Composition*	% of Total
Common stocks	62.2
Corporate bonds	19.0
Term loans	5.2
Preferred securities	2.7
Asset backed securities	0.1
Convertible bonds	0.1
Short-term investments and other	10.7

Core Strategy Trust

Underlying Funds*	% of Total
Affiliated Investment Companies	100.0
Equity	69.9
Fixed Income	30.1

John Hancock Variable Insurance Trust

Sector weightings

Emerging Markets Value Trust

Sector Weighting*	% of Total
Financials	32.9
Materials	16.8
Energy	13.7
Industrials	10.8
Consumer discretionary	8.1
Information technology	7.4
Consumer staples	4.0
Utilities	2.8
Telecommunication services	1.4
Health care	0.3
Short-term investments and other	1.8

Equity Income Trust

Sector Weighting*	% of Total
Financials	21.4
Industrials	13.8
Consumer discretionary	13.0
Energy	11.4
Information technology	10.8
Health care	6.6
Utilities	6.3
Materials	5.2
Consumer staples	4.6
Telecommunication services	3.9
Short-term investments and other	3.0

Financial Industries Trust

Industry Weighting*	% of Total
Banks	54.8
Capital markets	20.6
Insurance	11.1
Real estate investment trusts	4.3
Consumer finance	2.5
IT services	1.4
Diversified financial services	1.1
Short-term investments and other	4.2

Franklin Templeton Founding Allocation Trust

Asset Allocation*	% of Total
Conservative Allocation	33.4
International Small Cap	33.4
International	33.2

Fundamental All Cap Core Trust

Sector Weighting*	% of Total
Consumer discretionary	31.2
Financials	30.2
Information technology	14.2
Industrials	7.5
Energy	6.1
Health care	3.8
Materials	2.2
Consumer staples	2.1
Short-term investments and other	2.7

Fundamental Large Cap Value Trust

Sector Weighting*	% of Total
Financials	35.9
Consumer discretionary	15.9
Information technology	11.0
Consumer staples	9.9
Energy	9.4
Industrials	8.7
Health care	6.3
Materials	2.5
Short-term investments and other	0.4

Global Trust

Sector Weighting*	% of Total
Financials	24.4
Health care	17.8
Information technology	12.3
Energy	12.0
Consumer discretionary	11.9
Industrials	6.4
Telecommunication services	5.9
Materials	4.9
Consumer staples	2.8
Short-term investments and other	1.6

Health Sciences Trust

Industry Weighting*	% of Total
Biotechnology	31.7
Health care providers and services	25.6
Pharmaceuticals	20.4
Health care equipment and supplies	9.0
Life sciences tools and services	2.0
Food and staples retailing	2.0
Industrial conglomerates	1.7
Electronic equipment, instruments and components	0.9
Health care technology	0.5
Professional services	0.5
Insurance	0.2
Specialty retail	0.2
Diversified financial services	0.1
Short-term investments and other	5.2

International Core Trust

Sector Weighting*	% of Total
Energy	18.8
Consumer discretionary	18.6
Telecommunication services	13.2
Industrials	10.9
Health care	9.1
Consumer staples	7.3
Utilities	7.0
Materials	5.9
Information technology	3.7
Financials	2.5
Short-term investments and other	3.0

International Equity Index Trust B

Sector Weighting*	% of Total
Financials	26.8
Consumer discretionary	11.5
Industrials	10.8
Consumer staples	9.5
Health care	8.6
Information technology	7.3
Materials	7.3
Energy	7.1
Telecommunication services	4.9
Utilities	3.3
Short-term investments and other	2.9

International Growth Stock Trust

Sector Weighting*	% of Total
Consumer discretionary	23.3
Financials	20.6
Information technology	14.3
Industrials	9.3
Consumer staples	9.3
Health care	8.0
Energy	4.6
Materials	3.4
Utilities	0.7
Short-term investments and other	6.5

International Small Company Trust

Sector Weighting*	% of Total
Industrials	25.5
Consumer discretionary	19.0
Financials	14.8
Materials	10.7
Information technology	9.3
Consumer staples	6.4
Health care	5.8
Energy	3.8
Utilities	2.3
Telecommunication services	1.8
Short-term investments and other	0.6

John Hancock Variable Insurance Trust

Sector weightings

International Value Trust

Sector Weighting*	% of Total
Financials	27.9
Energy	15.9
Health care	14.5
Industrials	10.0
Information technology	9.4
Consumer discretionary	8.8
Telecommunication services	6.0
Materials	4.4
Consumer staples	2.1
Short-term investments and other	1.0

Lifestyle Aggressive PS Series

Asset Allocation*	% of Total
Equity	80.9
Large Blend	80.9
Exchange-Traded Funds	19.1

Lifestyle Balanced PS Series

Asset Allocation*	% of Total
Equity	49.6
Large Blend	49.6
Fixed Income	50.4
Intermediate Bond	50.4

Lifestyle Conservative PS Series

Asset Allocation*	% of Total
Equity	19.7
Large Blend	19.7
Fixed Income	80.3
Intermediate Bond	80.3

Lifestyle Growth PS Series

Asset Allocation*	% of Total
Equity	69.6
Large Blend	69.6
Fixed Income	30.4
Intermediate Bond	30.4

Lifestyle Moderate PS Series

Asset Allocation*	% of Total
Equity	39.6
Large Blend	39.6
Fixed Income	60.4
Intermediate Bond	60.4

Mid Cap Index Trust

Sector Weighting*	% of Total
Financials	23.8
Information technology	16.2
Industrials	14.7
Consumer discretionary	14.2
Health care	9.1
Materials	6.8
Energy	4.4
Utilities	4.3
Consumer staples	4.2
Telecommunication services	0.2
Short-term investments and other	2.1

Mid Cap Stock Trust

Sector Weighting*	% of Total
Information technology	27.8
Health care	24.0
Consumer discretionary	20.9
Industrials	12.8
Consumer staples	5.4
Financials	5.3
Materials	2.1
Energy	1.4
Short-term investments and other	0.3

Mid Value Trust

Sector Weighting*	% of Total
Financials	29.4
Health care	11.6
Industrials	10.9
Consumer discretionary	10.0
Consumer staples	8.3
Materials	8.1
Utilities	5.5
Energy	5.2
Information technology	3.2
Telecommunication services	0.7
Short-term investments and other	7.1

Mutual Shares Trust

Portfolio Composition*	% of Total
Common stocks	86.1
Term loans	3.5
Corporate bonds	2.5
Preferred securities	0.7
Municipal bonds	0.3
Short-term investments and other	6.9

Real Estate Securities Trust

Portfolio Composition*	% of Total
Retail REITs	24.6
Residential REITs	17.1
Office REITs	15.3
Health care REITs	12.5
Hotel and resort REITs	8.1
Specialized REITs	7.3
Diversified REITs	6.0
Industrial REITs	5.8
Internet software and services	0.9
Short-term investments and other	2.4

Science & Technology Trust

Sector Weighting*	% of Total
Information technology	76.3
Consumer discretionary	14.3
Telecommunication services	3.1
Health care	3.0
Industrials	1.5
Financials	0.7
Short-term investments and other	1.1

Small Cap Growth Trust

Sector Weighting*	% of Total
Information technology	27.9
Health care	23.0
Consumer discretionary	15.8
Industrials	14.5
Financials	9.2
Materials	4.9
Energy	1.8
Consumer staples	1.4
Short-term investments and other	1.5

Small Cap Index Trust

Sector Weighting*	% of Total
Financials	23.1
Information technology	16.4
Health care	15.5
Consumer discretionary	13.9
Industrials	12.4
Materials	3.8
Energy	3.7
Utilities	3.1
Consumer staples	3.0
Telecommunication services	0.8
Short-term investments and other	4.3

John Hancock Variable Insurance Trust

Sector weightings

Small Cap Opportunities Trust

Sector Weighting*	% of Total
Financials	24.6
Industrials	17.7
Information technology	15.3
Consumer discretionary	13.5
Health care	10.7
Materials	6.7
Energy	5.6
Consumer staples	2.5
Telecommunication services	1.3
Utilities	0.7
Short-term investments and other	1.4

Small Cap Value Trust

Sector Weighting*	% of Total
Industrials	26.6
Financials	19.8
Health care	12.6
Information technology	9.6
Consumer discretionary	8.7
Energy	6.8
Materials	5.8
Consumer staples	5.3
Utilities	2.9
Short-term investments and other	1.9

Small Company Growth Trust

Sector Weighting*	% of Total
Information technology	25.4
Health care	25.2
Consumer discretionary	15.6
Industrials	15.3
Financials	8.1
Energy	3.6
Materials	2.6
Telecommunication services	1.4
Consumer staples	1.2
Utilities	0.4
Short-term investments and other	1.2

Small Company Value Trust

Sector Weighting*	% of Total
Financials	29.8
Industrials	20.1
Consumer discretionary	12.0
Information technology	9.4
Health care	7.0
Materials	5.8
Energy	5.2
Utilities	5.0
Consumer staples	3.3
Short-term investments and other	2.4

Strategic Equity Allocation Trust

Sector Weighting*	% of Total
Financials	19.8
Information technology	14.1
Health care	13.2
Consumer discretionary	12.6
Industrials	11.0
Consumer staples	9.0
Energy	6.4
Materials	4.7
Utilities	3.1
Telecommunication services	2.8
Short-term investments and other	3.3

Total Stock Market Index Trust

Sector Weighting*	% of Total
Information technology	18.3
Financials	17.4
Health care	13.4
Consumer discretionary	13.4
Industrials	10.0
Consumer staples	8.4
Energy	8.1
Materials	3.2
Utilities	2.6
Telecommunication services	2.0
Short-term investments and other	3.2

U.S. Equity Trust

Sector Weighting*	% of Total
Information technology	31.0
Health care	19.6
Consumer staples	17.0
Energy	9.7
Consumer discretionary	8.7
Industrials	8.6
Financials	2.8
Materials	1.1
Short-term investments and other	1.5

Utilities Trust

Sector Weighting*	% of Total
Utilities	58.6
Energy	17.7
Telecommunication services	13.4
Consumer discretionary	8.0
Financials	2.1
Short-term investments and other	0.2

Value Trust

Sector Weighting*	% of Total
Financials	27.2
Industrials	17.7
Information technology	12.6
Consumer discretionary	12.3
Health care	10.1
Energy	6.2
Materials	5.3
Consumer staples	2.9
Utilities	2.5
Telecommunication services	2.1
Short-term investments and other	1.1

*	As a percentage of net assets.
**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

A note about risks

The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Stocks and other equities have generally outperformed other asset classes over the long term but may fluctuate more dramatically over the short term. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Sector investing is subject to greater risks than the market as a whole. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Please see the portfolios’ prospectuses for additional risks.

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios, Core Strategy Trust, the Lifestyle Portfolio Stabilization (PS) Portfolios and Franklin Templeton Founding Allocation Trust, in addition to the operating expenses which the portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolios may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by a portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
500 Index Trust B
Series I — Actual	$1,000.00	$1,011.30	$1.50	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	1,010.10	2.49	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	1,011.30	1.25	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
All Cap Core Trust
Series I — Actual	$1,000.00	$1,053.80	$4.38	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,052.80	5.40	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,054.20	4.13	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,033.10	$5.14	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	1,033.00	4.89	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,007.60	$3.04	0.61%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%[2]
Series II — Actual	1,000.00	1,007.00	3.78	0.76%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%[2]
Series III — Actual	1,000.00	1,008.90	1.30	0.26%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%[2]
American Global Growth Trust
Series I — Actual	$1,000.00	$1,078.80	$2.83	0.55%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%[2]
Series II — Actual	1,000.00	1,077.70	3.61	0.70%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%[2]
Series III — Actual	1,000.00	1,080.90	1.03	0.20%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,056.50	$3.11	0.61%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%[2]
Series II — Actual	1,000.00	1,055.90	3.87	0.76%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%[2]
Series III — Actual	1,000.00	1,058.40	1.33	0.26%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%[2]
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,027.90	$3.07	0.61%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%[2]
Series II — Actual	1,000.00	1,027.10	3.82	0.76%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%[2]
Series III — Actual	1,000.00	1,029.60	1.31	0.26%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%[2]
American International Trust
Series I — Actual	$1,000.00	$1,052.60	$3.16	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,051.50	3.92	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,054.30	1.38	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American New World Trust
Series I — Actual	$1,000.00	$1,037.80	$3.39	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%[2]
Series II — Actual	1,000.00	1,037.10	4.14	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%[2]
Series III — Actual	1,000.00	1,040.20	1.62	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,064.70	$4.25	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,063.40	5.27	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,065.00	3.99	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,087.30	$4.04	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,086.10	5.07	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,087.90	3.78	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,036.80	$4.34	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,036.10	5.35	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,036.80	4.09	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Core Strategy Trust
Series I — Actual	$1,000.00	$1,020.10	$0.55	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[2]
Series II — Actual	1,000.00	1,018.70	1.55	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,018.70	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%[2]
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$1,010.10	$5.38	1.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Series II — Actual[3]	1,000.00	948.30	1.16	1.28%
Series II — Hypothetical (5% annualized return before expenses)[3]	1,000.00	1,003.50	1.19	1.28%
Series NAV — Actual	1,000.00	1,010.10	5.13	1.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Equity Income Trust
Series I — Actual	$1,000.00	$983.30	$4.08	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	982.20	5.06	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	983.20	3.84	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Financial Industries Trust
Series I — Actual	$1,000.00	$1,035.10	$4.44	0.88%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series II — Actual	1,000.00	1,034.10	5.45	1.08%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Series NAV — Actual	1,000.00	1,035.10	4.19	0.83%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,009.20	$0.60	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,007.70	1.59	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,010.00	0.35	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Fundamental All Cap Core Trust
Series I — Actual	$1,000.00	$1,065.20	$3.84	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series II — Actual	1,000.00	1,064.40	4.86	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,065.90	3.59	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I — Actual	$1,000.00	$1,026.30	$3.52	0.70%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Series II — Actual	1,000.00	1,024.90	4.52	0.90%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Series NAV — Actual	1,000.00	1,026.30	3.27	0.65%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
Global Trust
Series I — Actual	$1,000.00	$1,015.30	$4.55	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,014.40	5.54	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,015.80	4.30	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Health Sciences Trust
Series I — Actual	$1,000.00	$1,200.90	$5.40	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series II — Actual	1,000.00	1,200.00	6.49	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Series NAV — Actual	1,000.00	1,201.30	5.13	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
International Core Trust
Series I — Actual	$1,000.00	$1,067.50	$5.18	1.01%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Series II — Actual	1,000.00	1,066.00	6.20	1.21%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Series NAV — Actual	1,000.00	1,067.70	4.92	0.96%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
International Equity Index Trust B
Series I — Actual	$1,000.00	$1,044.80	$1.98	0.39%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Series II — Actual	1,000.00	1,044.10	2.99	0.59%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Series NAV — Actual	1,000.00	1,045.50	1.72	0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%
International Growth Stock Trust
Series I — Actual	$1,000.00	$1,035.60	$4.59	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,034.30	5.60	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,036.20	4.34	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
International Small Company Trust
Series I — Actual	$1,000.00	$1,097.60	$5.77	1.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series II — Actual	1,000.00	1,096.80	6.81	1.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Series NAV — Actual	1,000.00	1,098.50	5.52	1.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
International Value Trust
Series I — Actual	$1,000.00	$1,052.60	$4.63	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,051.10	5.65	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,053.00	4.38	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Lifestyle Aggressive PS Series
Series I — Actual	$1,000.00	$1,025.80	$1.11	0.22%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.10	0.22%[2]
Series II — Actual	1,000.00	1,025.00	2.11	0.42%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%[2]
Series NAV — Actual	1,000.00	1,025.80	0.85	0.17%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%[2]

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
Lifestyle Balanced PS Series
Series I — Actual	$1,000.00	$1,014.80	$0.55	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[2]
Series II — Actual	1,000.00	1,013.40	1.55	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,014.80	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Conservative PS Series
Series I — Actual	$1,000.00	$1,006.00	$0.65	0.13%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]
Series II — Actual	1,000.00	1,005.20	1.64	0.33%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV — Actual	1,000.00	1,006.00	0.40	0.08%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth PS Series
Series I — Actual	$1,000.00	$1,019.50	$0.55	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[2]
Series II — Actual	1,000.00	1,018.80	1.55	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,020.20	0.30	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Moderate PS Series
Series I — Actual	$1,000.00	$1,011.50	$0.60	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,010.70	1.60	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,012.20	0.35	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,040.40	$2.28	0.45%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Series II — Actual	1,000.00	1,039.20	3.29	0.65%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series NAV — Actual	1,000.00	1,040.40	2.02	0.40%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,088.70	$4.71	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,087.80	5.75	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,089.10	4.45	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Mid Value Trust
Series I — Actual	$1,000.00	$1,030.80	$4.93	0.98%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series II — Actual	1,000.00	1,029.30	5.94	1.18%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%
Series NAV — Actual	1,000.00	1,030.80	4.68	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,022.80	$5.27	1.05%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	1,022.80	5.02	1.00%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
Real Estate Securities Trust
Series I — Actual	$1,000.00	$924.80	$3.72	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	923.80	4.67	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	924.90	3.48	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,044.70	$5.42	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	1,043.80	6.44	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,045.20	5.17	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,056.50	$5.71	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	1,055.60	6.73	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	1,057.00	5.46	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,046.80	$2.64	0.52%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Series II — Actual	1,000.00	1,045.60	3.65	0.72%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Series NAV — Actual	1,000.00	1,046.70	2.39	0.47%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,045.30	$5.07	1.00%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series II — Actual	1,000.00	1,044.60	6.08	1.20%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Series NAV — Actual	1,000.00	1,045.80	4.82	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,050.40	$5.64	1.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series II — Actual	1,000.00	1,049.30	6.66	1.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Series NAV — Actual	1,000.00	1,050.50	5.39	1.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,088.70	$5.49	1.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,004.00	$5.32	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	1,002.90	6.31	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,004.50	5.07	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Strategic Equity Allocation Trust
Series NAV — Actual	$1,000.00	$1,028.60	$2.67	0.53%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1] 1/1/2015– 6/30/2015	Annualized Expense Ratio
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,015.10	$2.80	0.56%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%
Series II — Actual	1,000.00	1,014.10	3.80	0.76%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Series NAV — Actual	1,000.00	1,015.70	2.55	0.51%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
U.S. Equity Trust
Series I — Actual	$1,000.00	$997.90	$4.11	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	996.90	5.10	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	997.90	3.86	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Utilities Trust
Series I — Actual	$1,000.00	$987.70	$4.53	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Series II — Actual	1,000.00	986.40	5.52	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series NAV — Actual	1,000.00	987.10	4.29	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Value Trust
Series I — Actual	$1,000.00	$1,054.00	$3.92	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	1,052.60	4.94	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	1,054.10	3.67	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-15 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.29% – 0.78%	Lifestyle Balanced PS Series	0.53% – 0.59%
Core Strategy Trust	0.53% – 0.59%	Lifestyle Conservative PS Series	0.53% – 0.59%
Franklin Templeton Founding Allocation Trust	0.57% – 0.93%	Lifestyle Growth PS Series	0.53% – 0.59%
Lifestyle Aggressive PS Series	0.09% – 0.53%	Lifestyle Moderate PS Series	0.53% – 0.59%

[3]	For Emerging Markets Value Trust, Series II, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (34), and divided by 365 (to reflect the period).

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.4%
Consumer discretionary - 12.6%
Amazon.com, Inc. (I)	73,350	$31,840,502	0.9%
Comcast Corp., Class A	482,823	29,036,975	0.8%
McDonald’s Corp.	184,115	17,503,813	0.5%
The Home Depot, Inc.	249,519	27,729,046	0.8%
The Walt Disney Company	299,876	34,227,847	1.0%
OTHER SECURITIES		306,898,806	8.6%
		447,236,989
Consumer staples - 9.2%
Altria Group, Inc.	377,730	18,474,774	0.5%
CVS Health Corp.	216,737	22,731,377	0.6%
PepsiCo, Inc.	283,547	26,466,277	0.7%
Philip Morris International, Inc.	297,568	23,856,027	0.7%
The Coca-Cola Company	753,564	29,562,316	0.8%
The Procter & Gamble Company	521,124	40,772,742	1.1%
Wal-Mart Stores, Inc.	303,124	21,500,585	0.6%
OTHER SECURITIES		145,204,621	4.2%
		328,568,719
Energy - 7.7%
Chevron Corp.	361,205	34,845,446	1.0%
Exxon Mobil Corp.	803,126	66,820,083	1.9%
Schlumberger, Ltd.	243,821	21,014,932	0.6%
OTHER SECURITIES		152,593,490	4.2%
		275,273,951
Financials - 16.2%
Bank of America Corp.	2,017,301	34,334,463	1.0%
Berkshire Hathaway, Inc., Class B (I)	350,323	47,682,464	1.3%
Citigroup, Inc.	582,793	32,193,485	0.9%
JPMorgan Chase & Co.	712,846	48,302,445	1.4%
State Street Corp.	79,069	6,088,313	0.2%
Wells Fargo & Company	900,047	50,618,643	1.4%
OTHER SECURITIES		358,836,756	10.0%
		578,056,569
Health care - 15.2%
AbbVie, Inc.	330,305	22,193,193	0.6%
Allergan PLC (I)	75,385	22,876,332	0.6%
Amgen, Inc.	146,048	22,421,289	0.6%
Biogen, Inc. (I)	45,184	18,251,625	0.5%
Bristol-Myers Squibb Company	320,203	21,306,308	0.6%
Celgene Corp. (I)	152,355	17,632,806	0.5%
Gilead Sciences, Inc.	282,292	33,050,747	0.9%
Johnson & Johnson	532,661	51,913,141	1.5%
Medtronic PLC	273,737	20,283,912	0.6%
Merck & Company, Inc.	542,680	30,894,772	0.9%
Pfizer, Inc.	1,182,811	39,659,653	1.1%
UnitedHealth Group, Inc.	182,849	22,307,578	0.6%
OTHER SECURITIES		217,655,703	6.2%
		540,447,059
Industrials - 10.0%
3M Company	121,849	18,801,301	0.5%
General Electric Company	1,935,405	51,423,711	1.4%
The Boeing Company	123,515	17,134,001	0.5%

500 Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
United Technologies Corp.	159,009	$17,638,868	0.5%
OTHER SECURITIES		249,347,928	7.1%
		354,345,809
Information technology - 19.4%
Apple, Inc.	1,106,588	138,793,800	3.9%
Cisco Systems, Inc.	976,786	26,822,544	0.7%
Facebook, Inc., Class A (I)	404,570	34,697,946	1.0%
Google, Inc., Class A (I)	54,975	29,688,699	0.8%
Google, Inc., Class C (I)	55,133	28,697,278	0.8%
IBM Corp.	175,896	28,611,243	0.8%
Intel Corp.	911,238	27,715,304	0.8%
MasterCard, Inc., Class A	186,178	17,403,919	0.5%
Microsoft Corp.	1,553,862	68,603,007	1.9%
Oracle Corp.	612,329	24,676,859	0.7%
QUALCOMM, Inc.	312,998	19,603,065	0.5%
Visa, Inc., Class A	371,330	24,934,810	0.7%
OTHER SECURITIES		218,851,409	6.3%
		689,099,883
Materials - 3.1%		109,644,080	3.1%
Telecommunication services - 2.2%
AT&T, Inc.	997,509	35,431,520	1.0%
Verizon Communications, Inc.	783,441	36,516,185	1.0%
OTHER SECURITIES		7,255,340	0.2%
		79,203,045
Utilities - 2.8%		99,184,492	2.8%
TOTAL COMMON STOCKS (Cost $2,023,443,319)		$3,501,060,596

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 0.1769% (W)(Y)	950,959	9,514,530	0.2%
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,514,511)		$9,514,530

SHORT-TERM INVESTMENTS - 1.7%
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $59,551,000 on 07/01/2015,
collateralized by $60,520,000 U.S. Treasury Notes, 2.125% due
06/30/2022 (valued at $60,749,976, including interest)	$59,551,000	$59,551,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $59,551,000)		$59,551,000
Total Investments (500 Index Trust B) (Cost $2,092,508,830) - 100.3%		$3,570,126,126	100.3%
Other assets and liabilities, net - (0.3%)		(12,225,505)	(0.3)%
TOTAL NET ASSETS - 100.0%		$3,557,900,621	100.0%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.2%
Consumer discretionary - 11.2%
Expedia, Inc.	40,500	$4,428,675	1.3%
Marriott International, Inc., Class A	49,500	3,682,305	1.1%
Skechers U.S.A., Inc., Class A (I)	38,800	4,259,852	1.3%
Target Corp.	31,000	2,530,530	0.7%
The Walt Disney Company	62,900	7,179,406	2.1%
OTHER SECURITIES		15,786,675	4.7%
		37,867,443
Consumer staples - 7.1%
Altria Group, Inc.	65,300	3,193,823	1.0%
Cal-Maine Foods, Inc. (L)	67,400	3,518,280	1.0%
CVS Health Corp.	25,700	2,695,416	0.8%
Dr. Pepper Snapple Group, Inc.	33,600	2,449,440	0.7%
Philip Morris International, Inc.	44,400	3,559,548	1.1%
OTHER SECURITIES		8,539,820	2.5%
		23,956,327
Energy - 7.3%
Exxon Mobil Corp.	69,300	5,765,760	1.7%
Marathon Petroleum Corp.	89,100	4,660,821	1.4%
Nordic American Tankers, Ltd. (L)	186,600	2,655,318	0.8%
Tesoro Corp.	52,100	4,397,761	1.3%
Valero Energy Corp.	78,500	4,914,100	1.5%
OTHER SECURITIES		2,099,384	0.6%
		24,493,144
Financials - 18.5%
Citigroup, Inc.	118,800	6,562,513	2.0%
Jones Lang LaSalle, Inc.	16,500	2,821,500	0.8%
JPMorgan Chase & Co.	69,200	4,688,992	1.4%
McGraw-Hill Financial, Inc.	33,100	3,324,895	1.0%
Prudential Financial, Inc.	50,400	4,411,008	1.3%
The Goldman Sachs Group, Inc.	26,300	5,491,177	1.6%
The Progressive Corp.	159,900	4,450,017	1.3%
WisdomTree Investments, Inc. (L)	137,000	3,009,205	0.9%
OTHER SECURITIES		27,445,206	8.2%
		62,204,513
Health care - 16.8%
Aetna, Inc.	22,200	2,829,612	0.8%
Amgen, Inc.	28,300	4,344,616	1.3%
Anthem, Inc.	29,500	4,842,130	1.4%
Bristol-Myers Squibb Company	64,800	4,311,792	1.3%
Centene Corp. (I)	55,400	4,454,160	1.3%
Gilead Sciences, Inc.	57,800	6,767,224	2.0%
Hospira, Inc. (I)	50,000	4,435,500	1.3%
Merck & Company, Inc.	71,500	4,070,495	1.2%
UnitedHealth Group, Inc.	49,400	6,026,800	1.8%
OTHER SECURITIES		14,725,622	4.4%
		56,807,951
Industrials - 10.6%
Atlas Air Worldwide Holdings, Inc. (I)	54,200	2,978,832	0.9%
General Dynamics Corp.	33,600	4,760,784	1.4%
JetBlue Airways Corp. (I)	219,600	4,558,896	1.4%
Northrop Grumman Corp.	28,000	4,441,640	1.3%
Spirit AeroSystems Holdings, Inc., Class A (I)	77,800	4,287,558	1.3%
OTHER SECURITIES		14,742,182	4.3%
		35,769,892
Information technology - 20.3%
Apple, Inc.	120,782	15,149,082	4.5%
Electronic Arts, Inc. (I)	58,800	3,910,200	1.2%

All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
EPAM Systems, Inc. (I)	36,700	$2,614,141	0.8%
Equinix, Inc.	11,400	2,895,600	0.9%
FactSet Research Systems, Inc.	18,600	3,022,686	0.9%
InterDigital, Inc.	58,200	3,310,998	1.0%
Skyworks Solutions, Inc.	27,700	2,883,570	0.9%
Tableau Software, Inc., Class A (I)	25,300	2,917,090	0.9%
Tessera Technologies, Inc.	83,300	3,163,734	0.9%
OTHER SECURITIES		28,640,621	8.3%
		68,507,722
Materials - 4.5%
LyondellBasell Industries NV, Class A	40,300	4,171,856	1.2%
Newmont Mining Corp.	170,000	3,971,200	1.2%
The Sherwin-Williams Company	11,800	3,245,236	1.0%
OTHER SECURITIES		3,766,699	1.1%
		15,154,991
Telecommunication services - 1.1%		3,640,950	1.1%
Utilities - 1.8%		6,122,499	1.8%
TOTAL COMMON STOCKS (Cost $315,893,908)		$334,525,432

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust, 0.1769% (W) (Y)	1,251,001	12,516,517	3.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,516,531)		$12,516,517

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional Liquid Reserves Fund, 0.1092% (Y)	2,561,415	2,561,415	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,561,415)		$2,561,415
Total Investments (All Cap Core Trust) (Cost $330,971,854) - 103.7%		$349,603,364	103.7%
Other assets and liabilities, net - (3.7%)		(12,410,753)	(3.7)%
TOTAL NET ASSETS - 100.0%		$337,192,611	100.0%

Alpha Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.9%
Consumer discretionary - 13.6%
Advance Auto Parts, Inc.	62,843	$10,010,261	1.4%
Amazon.com, Inc. (I)	17,437	7,569,227	1.0%
D.R. Horton, Inc.	226,223	6,189,461	0.9%
Lowe’s Companies, Inc.	66,329	4,442,053	0.6%
McDonald’s Corp.	63,842	6,069,459	0.8%
NVR, Inc. (I)	4,020	5,386,800	0.7%
PulteGroup, Inc.	376,885	7,594,233	1.1%
The Home Depot, Inc.	40,649	4,517,323	0.6%
The TJX Companies, Inc.	85,631	5,666,203	0.8%
OTHER SECURITIES		41,162,784	5.7%
		98,607,804
Consumer staples - 4.7%
Nomad Foods, Ltd. (I)	222,558	4,848,425	0.7%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer staples (continued)
The Coca-Cola Company	221,074	$8,672,733	1.2%
OTHER SECURITIES		20,263,473	2.8%
		33,784,631
Energy - 5.0%
Imperial Oil, Ltd.	123,145	4,755,860	0.7%
OTHER SECURITIES		31,693,680	4.3%
		36,449,540
Financials - 16.1%
ACE, Ltd.	70,247	7,142,715	1.0%
American International Group, Inc.	135,518	8,377,723	1.2%
American Tower Corp.	47,639	4,444,242	0.6%
BlackRock, Inc.	20,749	7,178,739	1.0%
Citigroup, Inc.	90,726	5,011,704	0.7%
M&T Bank Corp.	39,065	4,880,390	0.7%
Markel Corp. (I)	6,766	5,417,401	0.7%
Marsh & McLennan Companies, Inc.	116,500	6,605,550	0.9%
MetLife, Inc.	118,014	6,607,604	0.9%
The PNC Financial Services Group, Inc.	98,678	9,438,551	1.3%
Wells Fargo & Company	83,795	4,712,631	0.7%
OTHER SECURITIES		47,022,078	6.4%
		116,839,328
Health care - 17.9%
Allergan PLC (I)	25,663	7,787,694	1.1%
Becton, Dickinson and Company	38,738	5,487,238	0.8%
Bristol-Myers Squibb Company (D)	336,695	22,403,685	3.1%
Intuitive Surgical, Inc. (I)	9,126	4,421,547	0.6%
Johnson & Johnson	64,931	6,328,175	0.9%
Merck & Company, Inc.	214,153	12,191,730	1.7%
Mylan NV (I)	75,977	5,155,799	0.7%
TherapeuticsMD, Inc. (I)	743,521	5,844,075	0.8%
UnitedHealth Group, Inc.	37,896	4,623,312	0.6%
OTHER SECURITIES		55,795,263	7.6%
		130,038,518
Industrials - 14.0%
Eaton Corp. PLC	70,700	4,771,543	0.7%
Hertz Global Holdings, Inc. (I)	270,805	4,906,987	0.7%
United Parcel Service, Inc., Class B	56,282	5,454,289	0.8%
United Technologies Corp.	62,798	6,966,182	1.0%
OTHER SECURITIES		79,573,592	10.8%
		101,672,593
Information technology - 17.9%
Accenture PLC, Class A	46,337	4,484,495	0.6%
Apple, Inc. (D)	68,032	8,532,914	1.2%
Cisco Systems, Inc.	475,214	13,049,376	1.8%
CoStar Group, Inc. (I)	28,258	5,687,205	0.8%
Facebook, Inc., Class A (I)	79,098	6,783,840	0.9%
Google, Inc., Class C (I)	9,028	4,699,164	0.6%
Microsoft Corp.	200,345	8,845,232	1.2%
NXP Semiconductors NV (I)	85,226	8,369,193	1.2%
Zillow Group, Inc., Class A (I)(L)	51,805	4,493,566	0.6%
OTHER SECURITIES		65,355,978	9.0%
		130,300,963
Materials - 5.3%
Norbord, Inc. (L)	270,230	5,670,719	0.8%
Praxair, Inc.	41,638	4,977,823	0.7%
OTHER SECURITIES		27,753,587	3.8%
		38,402,129

Alpha Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication services - 0.4%		$3,115,354	0.4%
Utilities - 1.0%
Duke Energy Corp.	66,043	4,663,957	0.7%
OTHER SECURITIES		2,650,085	0.3%
		7,314,042
TOTAL COMMON STOCKS (Cost $647,053,998)		$696,524,902

PREFERRED SECURITIES - 2.1%
Consumer discretionary - 0.1%		329,224	0.1%
Financials - 0.2%		1,640,534	0.2%
Health care - 0.0%		184,748	0.0%
Industrials - 0.1%		601,459	0.1%
Information technology - 1.7%
Uber Technologies, Inc. (I)(R)	142,224	5,637,558	0.8%
OTHER SECURITIES		6,835,597	0.9%
		12,473,155
TOTAL PREFERRED SECURITIES (Cost $9,806,819)		$15,229,120
Warrants 0.1%		854,504	0.1%
TOTAL WARRANTS (Cost $1,099,042)		$854,504

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust, 0.1769% (W)(Y)	1,867,304	18,682,753	2.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $18,682,739)		$18,682,753

SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2015 at 0.130% to be repurchased at $13,400,048 on 07/01/2015, collateralized by $5,106,400 U.S. Treasury Notes, 1.500% due 01/31/2022 (valued at $4,975,372, including interest), $7,704,948 Federal National Mortgage Association, 2.500% - 6.500% due 11/01/2020 to 07/01/2047 (valued at $8,311,070, including interest) and $358,113 Federal Home Loan Mortgage Corp., 4.000% due 05/01/2045 (valued at $381,558, including interest)	$13,400,000	$13,400,000	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,400,000)		$13,400,000
Total Investments (Alpha Opportunities Trust) (Cost $690,042,598) - 102.5%		$744,691,279	102.5%
Other assets and liabilities, net - (2.5%)		(18,225,785)	(2.5)%
TOTAL NET ASSETS - 100.0%		$726,465,494	100.0%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	77,796,043	$1,618,935,655	100.0%
TOTAL INVESTMENT COMPANIES (Cost $1,107,403,573)		$1,618,935,655
Total Investments (American Asset Allocation Trust) (Cost $1,107,403,573) - 100.0%		$1,618,935,655	100.0%
Other assets and liabilities, net - 0.0%		(67,446)	0.0%
TOTAL NET ASSETS - 100.0%		$1,618,868,209	100.0%

American Global Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	9,288,924	$249,964,936	100.0%
TOTAL INVESTMENT COMPANIES (Cost $218,757,041)		$249,964,936
Total Investments (American Global Growth Trust) (Cost $218,757,041) - 100.0%		$249,964,936	100.0%
Other assets and liabilities, net - 0.0%		82,575	0.0%
TOTAL NET ASSETS - 100.0%		$250,047,511	100.0%

American Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	14,722,702	$997,904,745	100.0%
TOTAL INVESTMENT COMPANIES (Cost $739,804,895)		$997,904,745
Total Investments (American Growth Trust) (Cost $739,804,895) - 100.0%		$997,904,745	100.0%
Other assets and liabilities, net - 0.0%		(47,976)	0.0%
TOTAL NET ASSETS - 100.0%		$997,856,769	100.0%

American Growth-Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	25,485,857	$1,187,895,792	100.0%
TOTAL INVESTMENT COMPANIES (Cost $903,614,022)		$1,187,895,792
Total Investments (American Growth-Income Trust) (Cost $903,614,022) - 100.0%		$1,187,895,792	100.0%
Other assets and liabilities, net - 0.0%		(58,667)	0.0%
TOTAL NET ASSETS - 100.0%		$1,187,837,125	100.0%

American International Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	29,150,884	$590,013,891	100.0%
TOTAL INVESTMENT COMPANIES (Cost $458,373,600)		$590,013,891
Total Investments (American International Trust) (Cost $458,373,600) - 100.0%		$590,013,891	100.0%
Other assets and liabilities, net - 0.0%		(35,199)	0.0%
TOTAL NET ASSETS - 100.0%		$589,978,692	100.0%

American New World Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,647,071	$74,217,890	100.0%
TOTAL INVESTMENT COMPANIES (Cost $81,425,573)		$74,217,890
Total Investments (American New World Trust) (Cost $81,425,573) - 100.0%		$74,217,890	100.0%
Other assets and liabilities, net - 0.0%		(19,913)	0.0%
TOTAL NET ASSETS - 100.0%		$74,197,977	100.0%

Blue Chip Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.6%
Consumer discretionary - 23.4%
Amazon.com, Inc. (I)	204,989	$88,983,675	5.1%
Hanesbrands, Inc.	380,200	12,668,264	0.7%
Lowe’s Companies, Inc.	354,800	23,760,956	1.4%
Netflix, Inc. (I)	42,200	27,722,868	1.6%
O’Reilly Automotive, Inc. (I)	91,700	20,722,366	1.2%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Starbucks Corp.	565,900	$30,340,729	1.7%
The Home Depot, Inc.	171,400	19,047,682	1.1%
The Priceline Group, Inc. (I)	44,600	51,351,102	2.9%
The Walt Disney Company	130,900	14,940,926	0.9%
Tractor Supply Company	133,500	12,006,990	0.7%
OTHER SECURITIES		107,450,083	6.1%
		408,995,641
Consumer staples - 2.7%
CVS Health Corp.	190,400	19,969,152	1.2%
Walgreens Boots Alliance, Inc.	150,900	12,741,996	0.7%
OTHER SECURITIES		14,812,942	0.8%
		47,524,090
Energy - 1.6%
EQT Corp.	143,400	11,664,156	0.7%
OTHER SECURITIES		15,423,336	0.9%
		27,087,492
Financials - 6.9%
American Tower Corp.	307,738	28,708,878	1.6%
Ameriprise Financial, Inc.	93,451	11,674,833	0.7%
Intercontinental Exchange, Inc.	55,600	12,432,716	0.7%
Morgan Stanley	576,000	22,343,040	1.3%
State Street Corp.	151,407	11,658,339	0.7%
TD Ameritrade Holding Corp.	445,100	16,388,582	0.9%
OTHER SECURITIES		17,997,830	1.0%
		121,204,218
Health care - 26.4%
Alexion Pharmaceuticals, Inc. (I)	222,900	40,293,633	2.3%
Allergan PLC (I)	142,798	43,333,481	2.5%
Anthem, Inc.	79,100	12,983,474	0.7%
Biogen, Inc. (I)	114,500	46,251,130	2.7%
Celgene Corp. (I)	312,700	36,190,335	2.1%
Gilead Sciences, Inc.	369,300	43,237,644	2.5%
Intuitive Surgical, Inc. (I)	24,500	11,870,250	0.7%
McKesson Corp.	233,000	52,380,730	3.0%
Regeneron Pharmaceuticals, Inc. (I)	30,800	15,712,004	0.9%
Thermo Fisher Scientific, Inc.	180,900	23,473,584	1.3%
UnitedHealth Group, Inc.	159,200	19,422,400	1.1%
Valeant Pharmaceuticals International, Inc. (I)	152,000	33,766,800	1.9%
OTHER SECURITIES		83,348,661	4.7%
		462,264,126
Industrials - 10.2%
American Airlines Group, Inc.	436,600	17,435,621	1.0%
Danaher Corp.	565,726	48,420,488	2.8%
FedEx Corp.	83,500	14,228,400	0.8%
Roper Technologies, Inc.	76,600	13,210,436	0.8%
The Boeing Company	192,700	26,731,344	1.5%
United Continental Holdings, Inc. (I)	274,900	14,572,449	0.8%
OTHER SECURITIES		43,964,415	2.5%
		178,563,153
Information technology - 25.1%
Alibaba Group Holding, Ltd., ADR (I)	247,261	20,342,162	1.2%
Apple, Inc.	319,000	40,010,575	2.3%
Baidu, Inc., ADR (I)	173,700	34,580,196	2.0%
Facebook, Inc., Class A (I)	586,908	50,336,165	2.9%
Fiserv, Inc. (I)	164,100	13,592,403	0.8%
Google, Inc., Class A (I)	65,066	35,138,243	2.0%

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
Google, Inc., Class C (I)	83,098	$43,253,340	2.5%
MasterCard, Inc., Class A	492,800	46,066,944	2.6%
Microsoft Corp.	482,600	21,306,790	1.2%
salesforce.com, Inc. (I)	380,000	26,459,400	1.5%
Tencent Holdings, Ltd.	1,140,900	22,814,024	1.3%
Visa, Inc., Class A	696,200	46,749,830	2.7%
OTHER SECURITIES		38,178,377	2.1%
		438,828,449
Materials - 3.3%
Ecolab, Inc.	146,700	16,587,369	1.0%
The Sherwin-Williams Company	116,800	32,122,336	1.8%
OTHER SECURITIES		8,326,918	0.5%
		57,036,623
TOTAL COMMON STOCKS (Cost $1,049,955,941)		$1,741,503,792

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust, 0.1769% (W)(Y)	985,279	9,857,909	0.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,857,923)		$9,857,909

SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%		4,690,905	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,690,905)		$4,690,905
Total Investments (Blue Chip Growth Trust) (Cost $1,064,504,769) - 100.5%		$1,756,052,606	100.5%
Other assets and liabilities, net - (0.5%)		(8,220,990)	(0.5)%
TOTAL NET ASSETS - 100.0%		$1,747,831,616	100.0%

Capital Appreciation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.7%
Consumer discretionary - 29.5%
Amazon.com, Inc. (I)	76,984	$33,417,985	3.3%
Chipotle Mexican Grill, Inc. (I)	17,058	10,319,919	1.0%
Inditex SA	515,041	16,799,246	1.7%
JD.com, Inc., ADR (I)	305,327	10,411,651	1.0%
Luxottica Group SpA	174,488	11,606,570	1.2%
Marriott International, Inc., Class A	201,013	14,953,357	1.5%
Netflix, Inc. (I)	36,780	24,162,253	2.4%
NIKE, Inc., Class B	246,244	26,599,277	2.6%
O’Reilly Automotive, Inc. (I)	59,627	13,474,509	1.3%
Starbucks Corp.	395,841	21,223,015	2.1%
Tesla Motors, Inc. (I)(L)	61,168	16,408,926	1.6%
The Priceline Group, Inc. (I)	14,389	16,567,063	1.6%
The TJX Companies, Inc.	154,566	10,227,632	1.0%
The Walt Disney Company	208,101	23,752,648	2.4%
Time Warner, Inc.	119,086	10,409,307	1.0%
Under Armour, Inc., Class A (I)	162,405	13,551,073	1.4%
OTHER SECURITIES		24,148,682	2.4%
		298,033,113
Consumer staples - 2.9%
Costco Wholesale Corp.	110,921	14,980,990	1.5%

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer staples (continued)
The Kroger Company	145,367	$10,540,561	1.0%
OTHER SECURITIES		3,815,549	0.4%
		29,337,100
Energy - 3.1%
Concho Resources, Inc. (I)	102,574	11,679,076	1.2%
Schlumberger, Ltd.	118,540	10,216,963	1.0%
OTHER SECURITIES		9,439,466	0.9%
		31,335,505
Financials - 3.3%
American Tower Corp.	123,022	11,476,722	1.2%
McGraw-Hill Financial, Inc.	103,828	10,429,523	1.0%
Morgan Stanley	287,131	11,137,811	1.1%
		33,044,056
Health care - 20.7%
Abbott Laboratories	366,436	17,984,679	1.8%
Alexion Pharmaceuticals, Inc. (I)	79,887	14,441,173	1.4%
Allergan PLC (I)	77,082	23,391,304	2.3%
Biogen, Inc. (I)	63,792	25,768,140	2.5%
Bristol-Myers Squibb Company	343,478	22,855,026	2.3%
Celgene Corp. (I)	119,934	13,880,561	1.4%
Gilead Sciences, Inc.	126,475	14,807,693	1.5%
Illumina, Inc. (I)	85,657	18,704,063	1.8%
Novo Nordisk A/S, ADR	301,610	16,516,164	1.6%
Regeneron Pharmaceuticals, Inc. (I)	23,460	11,967,650	1.2%
Shire PLC, ADR	74,623	18,020,708	1.8%
OTHER SECURITIES		11,364,376	1.1%
		209,701,537
Industrials - 2.7%
The Boeing Company	127,979	17,753,247	1.7%
OTHER SECURITIES		9,828,989	1.0%
		27,582,236
Information technology - 35.4%
Adobe Systems, Inc. (I)	222,899	18,057,048	1.8%
Alibaba Group Holding, Ltd., ADR (I)	129,432	10,648,371	1.0%
Apple, Inc.	466,315	58,487,559	5.8%
ARM Holdings PLC, ADR	215,887	10,636,752	1.0%
Facebook, Inc., Class A (I)	441,884	37,898,181	3.7%
FleetCor Technologies, Inc. (I)	81,451	12,711,243	1.3%
Google, Inc., Class A (I)	26,938	14,547,598	1.4%
Google, Inc., Class C (I)	30,076	15,654,859	1.5%
LinkedIn Corp., Class A (I)	77,363	15,985,517	1.6%
MasterCard, Inc., Class A	375,602	35,111,275	3.5%
Red Hat, Inc. (I)	198,829	15,097,086	1.5%
salesforce.com, Inc. (I)	273,831	19,066,853	1.9%
Splunk, Inc. (I)	158,985	11,068,536	1.1%
Tencent Holdings, Ltd.	880,308	17,603,092	1.7%
Visa, Inc., Class A	371,447	24,942,666	2.5%
Workday, Inc., Class A (I)	140,857	10,760,066	1.1%
OTHER SECURITIES		28,944,706	3.0%
		357,221,408
Materials - 2.1%
Monsanto Company	125,023	13,326,202	1.3%
OTHER SECURITIES		7,956,604	0.8%
		21,282,806
TOTAL COMMON STOCKS (Cost $684,492,223)		$1,007,537,761

Capital Appreciation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust, 0.1769% (W)(Y)	1,665,424	$16,662,897	1.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $16,662,858)		$16,662,897
Total Investments (Capital Appreciation Trust) (Cost $701,155,081) - 101.4%		$1,024,200,658	101.4%
Other assets and liabilities, net - (1.4%)		(13,974,552)	(1.4)%
TOTAL NET ASSETS - 100.0%		$1,010,226,106	100.0%

Capital Appreciation Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 62.2%
Consumer discretionary - 6.0%
AutoZone, Inc. (I)	14,900	$9,936,810	2.7%
Johnson Controls, Inc.	94,200	4,665,713	1.2%
Lowe’s Companies, Inc.	43,900	2,939,983	0.8%
OTHER SECURITIES		4,642,601	1.3%
		22,185,107
Consumer staples - 5.2%
CVS Health Corp.	33,800	3,544,944	1.0%
General Mills, Inc.	53,400	2,975,448	0.8%
Mondelez International, Inc., Class A	105,200	4,327,928	1.2%
PepsiCo, Inc.	34,200	3,192,228	0.9%
Philip Morris International, Inc.	26,500	2,124,505	0.6%
OTHER SECURITIES		3,112,129	0.7%
		19,277,182
Energy - 1.9%
Canadian Natural Resources, Ltd.	218,800	5,942,608	1.6%
OTHER SECURITIES		925,463	0.3%
		6,868,071
Financials - 9.4%
American Tower Corp.	53,700	5,009,673	1.3%
Iron Mountain, Inc.	103,280	3,201,680	0.9%
Marsh & McLennan Companies, Inc.	237,400	13,460,580	3.6%
The Bank of New York Mellon Corp.	257,200	10,794,684	2.9%
OTHER SECURITIES		2,518,340	0.7%
		34,984,957
Health care - 15.0%
Abbott Laboratories	92,300	4,530,084	1.2%
Allergan PLC (I)	28,780	8,733,579	2.4%
Becton, Dickinson and Company	55,612	7,877,440	2.1%
Cigna Corp.	31,400	5,086,800	1.4%
Eli Lilly & Company	44,000	3,673,560	1.0%
PerkinElmer, Inc.	50,000	2,632,000	0.7%
Pfizer, Inc.	153,484	5,146,319	1.4%
Thermo Fisher Scientific, Inc.	78,200	10,147,232	2.7%
UnitedHealth Group, Inc.	25,800	3,147,600	0.8%
Zoetis, Inc.	78,791	3,799,302	1.0%
OTHER SECURITIES		911,007	0.3%
		55,684,923
Industrials - 11.5%
AMETEK, Inc.	97,800	5,357,484	1.4%

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
Danaher Corp.	215,500	$18,444,645	5.0%
IDEX Corp.	30,500	2,396,690	0.7%
Pentair PLC	33,200	2,282,500	0.6%
Roper Technologies, Inc.	20,300	3,500,938	0.9%
The Boeing Company	19,700	2,732,784	0.7%
Tyco International PLC	134,200	5,164,016	1.4%
OTHER SECURITIES		2,803,141	0.8%
		42,682,198
Information technology - 8.1%
Fidelity National Information Services, Inc.	35,700	2,206,260	0.6%
Fiserv, Inc. (I)	130,200	10,784,466	2.9%
Google, Inc., Class C (D)(I)	5,013	2,609,317	0.7%
Microsoft Corp.	112,000	4,944,800	1.3%
Visa, Inc., Class A (D)	77,800	5,224,270	1.4%
OTHER SECURITIES		4,304,596	1.2%
		30,073,709
Materials - 0.8%
Cytec Industries, Inc.	47,400	2,869,122	0.8%
Telecommunication services - 0.4%		1,529,101	0.4%
Utilities - 3.9%
FirstEnergy Corp.	114,900	3,739,995	1.0%
PG&E Corp.	165,000	8,101,500	2.2%
Xcel Energy, Inc.	78,700	2,532,566	0.7%
		14,374,061
TOTAL COMMON STOCKS (Cost $195,614,332)		$230,528,431

PREFERRED SECURITIES - 2.7%
Financials - 0.9%
American Tower Corp., 5.500%	21,373	2,137,300	0.6%
OTHER SECURITIES		1,044,830	0.3%
		3,182,130
Health care - 1.3%
Allergan PLC, 5.500%	4,698	4,898,041	1.3%
Telecommunication services - 0.2%		846,990	0.2%
Utilities - 0.3%		953,805	0.3%
TOTAL PREFERRED SECURITIES (Cost $9,413,727)		$9,880,966

CORPORATE BONDS - 19.0%
Consumer discretionary - 4.6%		$17,093,522	4.6%
Consumer staples - 0.3%		1,155,416	0.3%
Energy - 6.4%
Exxon Mobil Corp.
0.333%, 03/01/2018 (P)	$2,545,000	2,540,857	0.7%
MarkWest Energy Partners LP
4.500%, 07/15/2023	2,550,000	2,499,000	0.7%
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	5,025,000	4,924,500	1.3%
OTHER SECURITIES		13,811,845	3.7%
		23,776,202
Financials - 1.6%		5,918,290	1.6%
Health care - 2.0%		7,429,659	2.0%
Industrials - 1.3%		4,738,272	1.3%
Information technology - 0.4%		1,706,745	0.4%

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Materials - 0.3%		$1,077,195	0.3%
Telecommunication services - 1.9%
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	$2,205,000	2,381,400	0.7%
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	2,182,500	2,324,363	0.6%
OTHER SECURITIES		2,200,612	0.6%
		6,906,375
Utilities - 0.2%		603,690	0.2%
TOTAL CORPORATE BONDS (Cost $70,552,844)		$70,405,366

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%		311,559	0.1%
TOTAL CONVERTIBLE BONDS (Cost $299,904)		$311,559

TERM LOANS (M) - 5.2%
Consumer discretionary - 1.2%		4,482,764	1.2%
Consumer staples - 1.4%
Kraft Heinz Foods Company
3.250%, 06/05/2020	3,342,292	3,341,457	0.9%
OTHER SECURITIES		1,864,621	0.5%
		5,206,078
Health care - 1.0%
HCA, Inc.
2.937%, 03/31/2017	2,190,905	2,187,618	0.6%
OTHER SECURITIES		1,244,613	0.4%
		3,432,231
Telecommunication services - 1.6%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	4,845,968	4,804,575	1.3%
OTHER SECURITIES		1,179,044	0.3%
		5,983,619
TOTAL TERM LOANS (Cost $19,410,329)		$19,104,692
Asset backed securities 0.1%		555,579	0.1%
TOTAL ASSET BACKED SECURITIES (Cost $555,520)		$555,579

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral Trust, 0.1769% (W)(Y)	6,597	65,999	0.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $66,000)		$65,999

SHORT-TERM INVESTMENTS - 11.2%
Money market funds - 11.0%
T. Rowe Price Reserve Investment Fund, 0.0722% (Y)	40,996,850	40,996,850	11.0%
Repurchase agreement - 0.2%		$709,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $41,705,850)		$41,705,850
Total Investments (Capital Appreciation Value Trust)
(Cost $337,618,506) - 100.5%		$372,558,442	100.5%
Other assets and liabilities, net - (0.5%)		(1,755,454)	(0.5)%
TOTAL NET ASSETS - 100.0%		$370,802,988	100.0%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Strategy Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 69.9%
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	153,588,629	$2,707,767,534	69.9%
Fixed income - 30.1%
Bond, Series NAV (John Hancock) (A)(1)	85,408,598	1,167,535,531	30.1%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,670,179,605)		$3,875,303,065

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	660	0.0%
Consumer staples - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	1,910	0.0%
Financials - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0	0.0%
SNS REAAL NV (I)	1,920	0	0.0%
Health care - 0.0%
Medcath Corp. (I)	500	685	0.0%
Industrials - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0	0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	62	0.0%
Materials - 0.0%
Timminco, Ltd. (I)	300	0	0.0%
TOTAL COMMON STOCKS (Cost $100,246)		$3,317
Total Investments (Core Strategy Trust)
(Cost $3,670,279,851) - 100.0%		$3,875,306,382	100.0%
Other assets and liabilities, net - 0.0%		426,006	0.0%
TOTAL NET ASSETS - 100.0%		$3,875,732,388	100.0%

Emerging Markets Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.2%
Australia - 0.0%		$320,029	0.0%
Brazil - 5.7%
Banco do Brasil SA	545,424	4,259,398	0.5%
BM&FBovespa SA	971,988	3,663,986	0.5%
Fibria Celulose SA	55,198	753,112	0.1%
Fibria Celulose SA, ADR (L)	180,847	2,461,328	0.3%
JBS SA	669,361	3,522,159	0.4%
Petroleo Brasileiro SA (I)	491,818	2,219,358	0.3%
Petroleo Brasileiro SA, ADR (I)	961,096	7,842,543	1.0%
Petroleo Brasileiro SA, ADR (I)(L)	671,709	6,078,966	0.7%
Vale SA	1,050,411	6,179,286	0.8%
OTHER SECURITIES		10,119,745	1.1%
		47,099,881
Chile - 2.0%
Enersis SA, ADR	379,515	6,007,722	0.7%
OTHER SECURITIES		10,392,602	1.3%
		16,400,324

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
China - 10.9%
Bank of China, Ltd., H Shares	26,188,694	$16,995,974	2.1%
China Construction Bank Corp., H Shares	8,025,000	7,320,052	0.9%
China Petroleum & Chemical Corp., ADR	123,152	10,555,353	1.3%
Industrial & Commercial Bank of China, Ltd., H Shares	12,424,000	9,858,770	1.2%
OTHER SECURITIES		44,616,702	5.4%
		89,346,851
Colombia - 0.4%		2,850,866	0.4%
Czech Republic - 0.5%		4,045,891	0.5%
Greece - 0.1%		1,066,862	0.1%
Hong Kong - 3.5%
China Unicom Hong Kong, Ltd.	1,202,000	1,879,190	0.2%
China Unicom Hong Kong, Ltd., ADR	151,861	2,384,218	0.3%
OTHER SECURITIES		24,616,446	3.0%
		28,879,854
Hungary - 0.2%		1,809,589	0.2%
India - 10.4%
ICICI Bank, Ltd.	1,453,288	7,052,459	0.9%
Reliance Industries, Ltd.	260,778	4,087,284	0.5%
Reliance Industries, Ltd., GDR (S)	287,121	8,937,613	1.1%
Sesa Sterlite, Ltd.	261,131	709,556	0.1%
State Bank of India	956,730	3,946,067	0.5%
State Bank of India, GDR	510	21,073	0.0%
Tata Motors, Ltd.	470,893	3,187,401	0.4%
Vedanta, Ltd., ADR	212,366	2,293,553	0.3%
OTHER SECURITIES		54,879,156	6.6%
		85,114,162
Indonesia - 2.8%		22,933,851	2.8%
Malaysia - 4.3%		35,266,679	4.3%
Malta - 0.0%		21,932	0.0%
Mexico - 5.7%
Cemex SAB de CV, ADR (I)	731,961	6,704,763	0.8%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	50,547	3,461,964	0.4%
Grupo Financiero Banorte SAB de CV, Series O	1,646,277	9,051,774	1.1%
Grupo Mexico SAB de CV, Series B	1,783,257	5,365,371	0.7%
Organizacion Soriana SAB de CV, Series B	1,364,591	3,048,245	0.4%
OTHER SECURITIES		19,452,735	2.3%
		47,084,852
Philippines - 1.4%		11,692,245	1.4%
Poland - 2.2%
PGE Polska Grupa Energetyczna SA	728,146	3,570,876	0.4%
Polski Koncern Naftowy Orlen SA	219,318	4,307,656	0.5%
OTHER SECURITIES		10,250,349	1.3%
		18,128,881
Russia - 2.5%
Gazprom OAO, ADR	3,128,293	16,298,837	2.0%
Lukoil OAO, ADR	71,485	3,149,610	0.4%
OTHER SECURITIES		1,052,295	0.1%
		20,500,742
South Africa - 9.0%
AngloGold Ashanti, Ltd., ADR (I)	430,478	3,852,778	0.5%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
South Africa (continued)
Barclays Africa Group, Ltd.	337,639	$5,075,803	0.6%
Nedbank Group, Ltd.	173,000	3,435,370	0.4%
Sasol, Ltd.	238,185	8,819,926	1.1%
Sasol, Ltd., ADR	63,922	2,368,949	0.3%
Standard Bank Group, Ltd.	757,875	9,973,173	1.2%
Steinhoff International Holdings, Ltd.	1,237,682	7,832,946	1.0%
OTHER SECURITIES		32,613,608	3.9%
		73,972,553
South Korea - 14.8%
Hana Financial Group, Inc.	150,351	3,909,972	0.5%
Hyundai Motor Company	62,808	7,646,026	0.9%
KB Financial Group, Inc., ADR	283,520	9,319,302	1.2%
LG Display Company, Ltd., ADR (L)	324,809	3,764,536	0.5%
LG Electronics, Inc.	80,675	3,410,951	0.4%
POSCO	33,218	6,651,561	0.8%
POSCO, ADR	58,804	2,886,688	0.4%
Shinhan Financial Group Company, Ltd., ADR	340,061	12,602,661	1.5%
SK Holdings Company, Ltd.	23,923	4,240,342	0.5%
SK Innovation Company, Ltd. (I)	36,518	3,981,520	0.5%
OTHER SECURITIES		63,242,517	7.6%
		121,656,076
Taiwan - 14.8%
AU Optronics Corp., ADR	861,425	3,841,956	0.5%
Fubon Financial Holding Company, Ltd.	3,462,417	6,881,161	0.9%
Innolux Corp.	6,278,561	3,271,218	0.4%
Mega Financial Holding Company, Ltd.	5,806,098	5,229,723	0.7%
Taishin Financial Holdings Company, Ltd.	7,680,400	3,199,880	0.4%
United Microelectronics Corp.	9,846,794	4,158,747	0.5%
OTHER SECURITIES		95,298,054	11.4%
		121,880,739
Thailand - 3.3%
PTT PCL	868,700	9,233,418	1.1%
OTHER SECURITIES		17,939,948	2.2%
		27,173,366
Turkey - 1.7%		13,624,872	1.7%
Ukraine - 0.0%		261,094	0.0%
TOTAL COMMON STOCKS (Cost $828,917,950)		$791,132,191

PREFERRED SECURITIES - 2.0%
Brazil - 1.9%
Petroleo Brasileiro SA (I)	658,968	2,693,861	0.3%
Vale SA	1,571,977	7,877,328	1.0%
OTHER SECURITIES		4,794,892	0.6%
		15,366,081
Chile - 0.0%		13,148	0.0%
Colombia - 0.1%		694,423	0.1%
Panama - 0.0%		66,042	0.0%
TOTAL PREFERRED SECURITIES (Cost $34,018,802)		$16,139,694

RIGHTS - 0.0%
TOTAL RIGHTS (Cost $0)		$5,234

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
WARRANTS - 0.0%
TOTAL WARRANTS (Cost $0)		$11,403

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	2,299,321	23,005,168	2.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $23,005,146)		$23,005,168

SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
BlackRock Cash Funds - Prime, 0.1300% (Y)	5,760,245	5,760,245	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,760,245)		$5,760,245
Total Investments (Emerging Markets Value Trust)
(Cost $891,702,143) - 101.7%		$836,053,935
Other assets and liabilities, net - (1.7%)		(13,591,795)
TOTAL NET ASSETS - 100.0%		$822,462,140

Equity Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.0%
Consumer discretionary - 13.0%
Carnival Corp.	345,000	$17,039,550	0.9%
Kohl’s Corp.	291,700	18,263,337	1.0%
Las Vegas Sands Corp.	220,600	11,596,942	0.6%
Mattel, Inc.	755,375	19,405,584	1.1%
Time Warner, Inc.	309,100	27,018,431	1.5%
OTHER SECURITIES		146,141,116	7.9%
		239,464,960
Consumer staples - 4.6%
Archer-Daniels-Midland Company	434,300	20,941,946	1.1%
OTHER SECURITIES		63,651,091	3.5%
		84,593,037
Energy - 11.4%
Apache Corp.	480,400	27,685,452	1.5%
Canadian Natural Resources, Ltd.	203,600	5,529,776	0.3%
Chevron Corp.	339,400	32,741,918	1.8%
Exxon Mobil Corp.	366,400	30,484,480	1.6%
Hess Corp.	364,300	24,364,384	1.3%
Royal Dutch Shell PLC, ADR, Class A	403,800	23,020,638	1.2%
OTHER SECURITIES		66,935,105	3.7%
		210,761,753
Financials - 21.4%
American Express Company	232,600	18,077,672	1.0%
Bank of America Corp.	2,038,493	34,695,151	1.9%
JPMorgan Chase & Co.	860,075	58,278,682	3.2%
Marsh & McLennan Companies, Inc.	499,000	28,293,300	1.5%
MetLife, Inc.	330,500	18,504,695	1.0%
Northern Trust Corp.	308,900	23,618,494	1.3%
SunTrust Banks, Inc.	522,700	22,486,554	1.2%
The PNC Financial Services Group, Inc.	343,200	32,827,080	1.8%
U.S. Bancorp	823,100	35,722,540	1.9%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Wells Fargo & Company	794,100	$44,660,184	2.4%
OTHER SECURITIES		77,417,692	4.2%
		394,582,044
Health care - 6.6%
Bristol-Myers Squibb Company	399,125	26,557,778	1.4%
Johnson & Johnson	318,000	30,992,280	1.7%
Merck & Company, Inc.	454,750	25,888,918	1.4%
Pfizer, Inc.	874,235	29,313,100	1.6%
OTHER SECURITIES		8,839,171	0.5%
		121,591,247
Industrials - 13.8%
Deere & Company	172,300	16,721,715	0.9%
Emerson Electric Company	349,000	19,345,070	1.1%
General Electric Company	2,164,500	57,510,765	3.1%
Honeywell International, Inc.	181,900	18,548,343	1.0%
Illinois Tool Works, Inc.	259,700	23,837,863	1.3%
The Boeing Company	175,300	24,317,616	1.3%
United Parcel Service, Inc., Class B	215,000	20,835,650	1.1%
OTHER SECURITIES		74,162,521	4.0%
		255,279,543
Information technology - 10.8%
Analog Devices, Inc.	249,500	16,014,158	0.9%
Applied Materials, Inc.	864,400	16,613,768	0.9%
Cisco Systems, Inc.	705,100	19,362,046	1.0%
Corning, Inc.	815,500	16,089,815	0.9%
Dell, Inc. (I)	1,271,400	19,251,273	1.0%
Harris Corp.	264,900	20,373,459	1.1%
IBM Corp.	102,300	16,640,118	0.9%
Microsoft Corp.	425,325	18,778,099	1.0%
QUALCOMM, Inc.	308,900	19,346,407	1.0%
Texas Instruments, Inc.	314,800	16,215,348	0.9%
OTHER SECURITIES		21,304,294	1.2%
		199,988,785
Materials - 5.2%
International Paper Company	478,600	22,776,574	1.3%
Vulcan Materials Company	222,300	18,657,639	1.0%
OTHER SECURITIES		54,370,520	2.9%
		95,804,733
Telecommunication services - 3.9%
AT&T, Inc.	841,949	29,906,028	1.6%
Verizon Communications, Inc.	417,285	19,449,654	1.1%
OTHER SECURITIES		22,136,660	1.2%
		71,492,342
Utilities - 6.3%
Duke Energy Corp.	317,719	22,437,316	1.2%
Entergy Corp.	268,400	18,922,200	1.0%
NiSource, Inc.	594,300	27,094,137	1.5%
OTHER SECURITIES		48,563,118	2.6%
		117,016,771
TOTAL COMMON STOCKS (Cost $1,259,852,854)		$1,790,575,215

Equity Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral Trust, 0.1769% (W)(Y)	2,019,203	$20,202,529	1.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $20,202,395)		$20,202,529

SHORT-TERM INVESTMENTS - 3.8%
Money market funds - 3.8%
T. Rowe Price Reserve Investment Fund, 0.0722% (Y)	66,535,795	66,535,795	3.6%
OTHER SECURITIES		3,000,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $69,535,795)		$69,535,795
Total Investments (Equity Income Trust)
(Cost $1,349,591,044) - 101.9%		$1,880,313,539	101.9%
Other assets and liabilities, net - (1.9%)		(34,382,821)	(1.9)%
TOTAL NET ASSETS - 100.0%		$1,845,930,718	100.0%

Financial Industries Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 94.9%
Financials - 93.5%
American Capital, Ltd. (I)	305,351	$4,137,506	2.3%
American International Group, Inc.	74,651	4,614,925	2.6%
Ameriprise Financial, Inc.	39,716	4,961,720	2.8%
Assured Guaranty, Ltd.	149,742	3,592,311	2.0%
Azimut Holding SpA	105,522	3,088,821	1.7%
Bank of America Corp.	323,565	5,507,076	3.1%
Bank of Ireland (I)	8,184,132	3,312,906	1.8%
Barclays PLC, ADR	284,204	4,672,314	2.6%
BB&T Corp.	51,952	2,094,185	1.2%
Berkshire Hathaway, Inc., Class B (I)	8,900	1,211,379	0.7%
CIT Group, Inc.	66,084	3,072,245	1.7%
Citigroup, Inc.	132,527	7,320,791	4.1%
CNO Financial Group, Inc.	251,450	4,614,108	2.6%
Danske Bank A/S	109,368	3,215,089	1.8%
Discover Financial Services	78,723	4,536,019	2.5%
East West Bancorp, Inc.	43,235	1,937,793	1.1%
Essex Property Trust, Inc.	6,797	1,444,363	0.8%
FelCor Lodging Trust, Inc.	154,371	1,525,185	0.8%
Flushing Financial Corp.	43,445	912,779	0.5%
Gjensidige Forsikring ASA	74,086	1,192,916	0.7%
Glacier Bancorp, Inc.	99,765	2,935,086	1.6%
Great Western Bancorp, Inc.	47,443	1,143,851	0.6%
Intermediate Capital Group PLC	174,561	1,507,986	0.8%
Invesco, Ltd.	110,074	4,126,674	2.3%
JPMorgan Chase & Co.	100,129	6,784,741	3.8%
KeyCorp	60,568	909,731	0.5%
KKR & Company LP	159,044	3,634,155	2.0%
Lincoln National Corp.	56,848	3,366,539	1.9%
M&T Bank Corp.	13,947	1,742,399	1.0%
Regions Financial Corp.	230,378	2,386,716	1.3%
Rexford Industrial Realty, Inc.	74,344	1,083,936	0.6%
Royal Bank of Scotland Group PLC, ADR (I)	271,811	3,008,948	1.7%
Sandy Spring Bancorp, Inc.	32,922	921,158	0.5%
Schroders PLC	56,738	2,831,042	1.6%
Simon Property Group, Inc.	18,458	3,193,603	1.8%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
SKBHC Holdings LLC (I)(R)	516	$3,872,195	2.2%
State Street Corp.	25,781	1,985,137	1.1%
SunTrust Banks, Inc.	93,793	4,034,975	2.3%
SVB Financial Group (I)	32,608	4,694,900	2.6%
Talmer Bancorp, Inc., Class A	76,528	1,281,844	0.7%
The Blackstone Group LP	154,043	6,295,737	3.5%
The Carlyle Group LP	92,471	2,603,059	1.5%
The Hartford Financial Services Group, Inc.	58,298	2,423,448	1.4%
The PNC Financial Services Group, Inc.	40,881	3,910,268	2.2%
U.S. Bancorp	144,842	6,286,143	3.5%
UniCredit SpA	702,630	4,722,285	2.6%
Union Bankshares Corp.	74,050	1,720,922	1.0%
Wells Fargo & Company	78,962	4,440,823	2.5%
Zions Bancorporation	105,150	3,336,935	1.9%
OTHER SECURITIES		9,335,990	5.1%
		167,485,657
Information technology - 1.4%
Visa, Inc., Class A	35,977	2,415,856	1.4%
TOTAL COMMON STOCKS (Cost $156,307,921)		$169,901,513

CORPORATE BONDS - 0.4%
Financials - 0.4%		$677,325	0.4%
TOTAL CORPORATE BONDS (Cost $660,000)		$677,325

WARRANTS - 0.5%
Citigroup, Inc. (Expiration Date: 01/04/2019; Strike Price: $106.10) (I)	185,654	137,384	0.1%
The PNC Financial Services Group, Inc. (Expiration Date: 12/31/2018; Strike Price: $67.33) (I)	6,265	179,993	0.1%
OTHER SECURITIES		643,913	0.3%
TOTAL WARRANTS (Cost $878,936)		$961,290

SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $2,927,000 on 07/01/2015, collateralized by $2,945,000 U.S. Treasury Notes, 1.500% due 01/31/2019 (valued at $2,987,408, including interest)	$2,927,000	$2,927,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,927,000)		$2,927,000
Total Investments (Financial Industries Trust) (Cost $160,773,857) - 97.4%		$174,467,128	97.4%
Other assets and liabilities, net - 2.6%		4,675,656	2.6%
TOTAL NET ASSETS - 100.0%		$179,142,784	100.0%

Franklin Templeton Founding Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.6%
Global, Series NAV (Templeton)	19,891,627	$395,246,633	33.2%
Mutual Shares, Series NAV (Franklin)	27,754,936	398,005,775	33.4%
		793,252,408
Fixed income - 33.4%
Income, Series NAV (Franklin)	33,703,900	398,717,142	33.4%
		1,191,969,550
TOTAL INVESTMENT COMPANIES (Cost $910,939,127)		$1,191,969,550
Total Investments (Franklin Templeton Founding Allocation Trust)
(Cost $910,939,127) - 100.0%		$1,191,969,550	100.0%
Other assets and liabilities, net - 0.0%		(66,318)	0.0%
TOTAL NET ASSETS - 100.0%		$1,191,903,232	100.0%

Fundamental All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.3%
Consumer discretionary - 31.2%
adidas AG	611,849	$46,815,195	2.7%
Amazon.com, Inc. (I)	289,352	125,604,810	7.3%
CarMax, Inc. (I)	504,272	33,387,849	1.9%
DeVry Education Group, Inc.	898,927	26,949,831	1.6%
Group 1 Automotive, Inc.	392,915	35,688,469	2.1%
Lennar Corp., Class A	1,699,633	86,749,268	5.1%
Lowe’s Companies, Inc.	409,215	27,405,129	1.6%
NVR, Inc. (I)	25,266	33,856,440	2.0%
Ralph Lauren Corp.	400,318	52,986,090	3.1%
Starbucks Corp.	346,816	18,594,540	1.1%
Tempur Sealy International, Inc. (I)	698,444	46,027,460	2.7%
		534,065,081
Consumer staples - 2.1%
Diageo PLC, ADR	121,296	14,075,188	0.8%
SABMiller PLC	437,049	22,661,164	1.3%
		36,736,352
Energy - 6.1%
Cabot Oil & Gas Corp.	704,098	22,207,251	1.3%
National Oilwell Varco, Inc.	200,943	9,701,528	0.6%
Range Resources Corp.	412,301	20,359,423	1.2%
Schlumberger, Ltd.	311,134	26,816,639	1.6%
Weatherford International PLC (I)	2,032,857	24,943,155	1.4%
		104,027,996
Financials - 30.2%
Affiliated Managers Group, Inc. (I)	96,779	21,155,889	1.2%
AllianceBernstein Holding LP	2,011,494	59,399,418	3.5%
American International Group, Inc.	1,032,350	63,819,877	3.7%
American Tower Corp.	280,662	26,182,958	1.5%
Bank of America Corp.	4,858,584	82,693,100	4.8%
CIT Group, Inc.	671,866	31,235,050	1.8%
Citigroup, Inc.	1,355,082	74,854,730	4.4%
Morgan Stanley	1,366,208	52,995,208	3.1%
Santander Consumer USA Holdings, Inc. (I)	1,309,547	33,485,117	2.0%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
T. Rowe Price Group, Inc.	432,982	$33,655,691	2.0%
The Goldman Sachs Group, Inc.	183,845	38,384,998	2.2%
		517,862,036
Health care - 3.8%
Amgen, Inc.	198,886	30,532,979	1.8%
AMN Healthcare Services, Inc. (I)	857,779	27,097,239	1.6%
Castlight Health, Inc., B Shares (I)	944,398	7,687,400	0.4%
		65,317,618
Industrials - 7.5%
IHS, Inc., Class A (I)	226,926	29,189,491	1.7%
Sensata Technologies Holding NV (I)	509,214	26,855,946	1.6%
The Manitowoc Company, Inc.	237,449	4,654,000	0.3%
TransDigm Group, Inc. (I)	126,415	28,401,658	1.6%
United Rentals, Inc. (I)	249,406	21,852,954	1.3%
WESCO International, Inc. (I)	247,411	16,982,291	1.0%
		127,936,340
Information technology - 14.2%
Alibaba Group
Holding, Ltd., ADR (I)	46,938	3,861,589	0.2%
Blackhawk Network Holdings, Inc. (I)	601,002	24,761,282	1.4%
eBay, Inc. (I)	282,758	17,033,342	1.0%
Facebook, Inc., Class A (I)	824,138	70,682,196	4.1%
Google, Inc., Class A (I)	62,762	33,893,990	2.0%
Google, Inc., Class C (I)	1,725	897,880	0.1%
LinkedIn Corp., Class A (I)	179,677	37,126,659	2.2%
QUALCOMM, Inc.	462,641	28,975,206	1.7%
Workday, Inc., Class A (I)	340,790	26,032,948	1.5%
		243,265,092
Materials - 2.2%
Louisiana-Pacific Corp. (I)	2,241,826	38,178,297	2.2%
TOTAL COMMON STOCKS (Cost $1,293,623,729)		$1,667,388,812

SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Barclays Tri-Party Repurchase Agreement dated 06/30/2015 at 0.090% to be repurchased at $9,095,023 on 07/01/2015, collateralized by $8,801,800 U.S. Treasury Inflation Indexed Notes 0.125% - 2.125% due 04/15/2017 to 1/15/2019 (valued at $9,276,973, including interest)	$9,095,000	$9,095,000	0.5%

Fundamental All Cap Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $14,617,000 on 07/01/2015, collateralized by $14,730,000 U.S. Treasury Notes, 1.500% due 02/28/2019 (valued at $14,909,706, including interest)	$14,617,000	$14,617,000	0.9%
		23,712,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,712,000)		$23,712,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,317,335,729) - 98.7%		$1,691,100,812	98.7%
Other assets and liabilities, net - 1.3%		21,636,103	1.3%
TOTAL NET ASSETS - 100.0%		$1,712,736,915	100.0%

Fundamental Large Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.6%
Consumer discretionary - 15.9%
adidas AG	592,347	$45,323,013	2.7%
DeVry Education Group, Inc.	537,933	16,127,231	0.9%
Lennar Corp., Class A	1,398,399	71,374,285	4.2%
Lowe’s Companies, Inc.	622,703	41,702,420	2.4%
NVR, Inc. (I)	22,755	30,491,700	1.8%
Ralph Lauren Corp.	159,714	21,139,745	1.2%
Tempur Sealy International, Inc. (I)	690,482	45,502,764	2.7%
		271,661,158
Consumer staples - 9.9%
Danone SA	256,494	16,614,241	1.0%
Diageo PLC, ADR	186,078	21,592,491	1.3%
Heineken Holding NV	272,171	19,076,318	1.1%
Imperial Tobacco Group PLC	364,683	17,563,931	1.0%
PepsiCo, Inc.	306,631	28,620,938	1.7%
Philip Morris International, Inc.	203,720	16,332,232	0.9%
SABMiller PLC	553,101	28,678,506	1.7%
The Procter & Gamble Company	267,107	20,898,452	1.2%
		169,377,109
Energy - 9.4%
Apache Corp.	426,943	24,604,725	1.5%
Cabot Oil & Gas Corp.	763,418	24,078,204	1.4%
Chevron Corp.	243,739	23,513,501	1.4%
Exxon Mobil Corp.	190,117	15,817,734	0.9%
National Oilwell Varco, Inc.	255,718	12,346,065	0.7%
Occidental Petroleum Corp.	525,599	40,875,834	2.4%
Weatherford International PLC (I)	1,583,369	19,427,938	1.1%
		160,664,001
Financials - 35.9%
AllianceBernstein Holding LP	1,552,299	45,839,389	2.7%
American International Group, Inc.	1,322,780	81,774,260	4.8%
Bank of America Corp.	4,682,758	79,700,541	4.7%
CIT Group, Inc.	787,822	36,625,845	2.1%
Citigroup, Inc.	1,411,143	77,951,539	4.6%
JPMorgan Chase & Co.	1,306,883	88,554,392	5.2%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Morgan Stanley	1,231,857	$47,783,733	2.8%
Santander Consumer USA Holdings, Inc. (I)	1,194,364	30,539,887	1.8%
State Street Corp.	340,255	26,199,635	1.5%
The Goldman Sachs Group, Inc.	333,383	69,607,037	4.1%
Wells Fargo & Company	475,261	26,728,679	1.6%
		611,304,937
Health care - 6.3%
Amgen, Inc.	138,535	21,267,893	1.3%
Medtronic PLC	416,184	30,839,234	1.8%
Merck & Company, Inc.	481,497	27,411,624	1.6%
Novartis AG, ADR	283,718	27,900,828	1.6%
		107,419,579
Industrials - 8.7%
Danaher Corp.	290,873	24,895,820	1.5%
FedEx Corp.	147,624	25,155,130	1.5%
General Electric Company	1,993,442	52,965,754	3.1%
Sensata Technologies Holding NV (I)	465,273	24,538,498	1.4%
United Rentals, Inc. (I)	227,352	19,920,582	1.2%
		147,475,784
Information technology - 11.0%
Apple, Inc.	505,080	63,349,659	3.7%
Cisco Systems, Inc.	1,076,433	29,558,850	1.7%
Microsoft Corp.	609,672	26,917,019	1.6%
Oracle Corp.	381,869	15,389,321	0.9%
QUALCOMM, Inc.	480,636	30,102,233	1.8%
Samsung Electronics Company, Ltd.	19,180	21,761,344	1.3%
		187,078,426
Materials - 2.5%
Louisiana-Pacific Corp. (I)	2,485,056	42,320,504	2.5%
TOTAL COMMON STOCKS (Cost $1,546,635,140)		$1,697,301,498

SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement dated 06/30/2015 at 0.060% to be repurchased at $1,120,002 on 07/01/2015, collateralized by $825,200 U.S. Treasury Inflation Indexed Bonds, 2.125% due 02/15/2040 (valued at $1,142,484, including interest)	$1,620,000	$1,620,000	0.1%

Fundamental Large Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $1,761,000 on 07/01/2015, collateralized by $1,825,000 U.S. Treasury Notes, 1.000% due 08/31/2019 (valued at $1,797,078, including interest)	$1,761,000	$1,761,000	0.1%
		3,381,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,381,000)		$3,381,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $1,550,016,140) - 99.8%		$1,700,682,498	99.8%
Other assets and liabilities, net - 0.2%		3,273,376	0.2%
TOTAL NET ASSETS - 100.0%		$1,703,955,874	100.0%

Global Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.4%
Brazil - 0.9%		$6,293,482	0.9%
Canada - 0.1%		506,773	0.1%
China - 0.6%		3,768,475	0.6%
Denmark - 0.7%		4,693,731	0.7%
France - 9.5%
AXA SA	416,675	10,563,502	1.6%
BNP Paribas SA	157,428	9,553,181	1.4%
Cie Generale des Etablissements Michelin	80,217	8,440,760	1.3%
Credit Agricole SA	643,988	9,614,732	1.4%
Sanofi	116,374	11,512,897	1.7%
Total SA	214,886	10,540,387	1.6%
OTHER SECURITIES		3,390,737	0.5%
		63,616,196
Germany - 5.0%
Deutsche Lufthansa AG (I)	688,266	8,880,052	1.3%
Merck KGaA	88,312	8,803,863	1.3%
Siemens AG	76,629	7,752,680	1.2%
OTHER SECURITIES		8,399,154	1.2%
		33,835,749
Hong Kong - 1.5%
Kunlun Energy Company, Ltd.	6,808,940	6,919,908	1.1%
OTHER SECURITIES		2,872,234	0.4%
		9,792,142
India - 0.3%		1,779,301	0.3%
Ireland - 3.9%
CRH PLC	486,137	13,705,669	2.0%
Medtronic PLC	171,440	12,703,704	1.9%
		26,409,373
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	269,510	15,928,041	2.4%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Italy - 2.2%
UniCredit SpA	1,258,062	$8,455,298	1.3%
OTHER SECURITIES		6,428,689	0.9%
		14,883,987
Japan - 2.6%
Nissan Motor Company, Ltd.	912,300	9,530,756	1.4%
OTHER SECURITIES		7,991,516	1.2%
		17,522,272
Netherlands - 4.2%
Akzo Nobel NV	90,437	6,602,734	1.0%
ING Groep NV	481,206	7,990,623	1.2%
OTHER SECURITIES		13,944,313	2.0%
		28,537,670
Portugal - 1.1%
Galp Energia SGPS SA	615,176	7,241,424	1.1%
Russia - 1.0%
MMC Norilsk Nickel PJSC, ADR	408,519	6,883,250	1.0%
Singapore - 2.0%
DBS Group Holdings, Ltd.	507,510	7,787,058	1.1%
OTHER SECURITIES		5,846,700	0.9%
		13,633,758
South Korea - 5.8%
KB Financial Group, Inc., ADR	237,588	7,809,518	1.1%
Samsung Electronics Company, Ltd.	18,140	20,581,394	3.1%
OTHER SECURITIES		10,679,539	1.6%
		39,070,451
Spain - 1.5%
Telefonica SA	694,834	9,898,204	1.5%
Sweden - 1.8%
Getinge AB, B Shares	361,144	8,694,911	1.3%
OTHER SECURITIES		3,163,462	0.5%
		11,858,373
Switzerland - 4.5%
Credit Suisse Group AG (I)	379,727	10,475,716	1.6%
Roche Holding AG	49,452	13,865,921	2.1%
OTHER SECURITIES		5,703,964	0.8%
		30,045,601
Thailand - 0.2%		1,549,886	0.2%
Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS, ADR (L)	642,220	7,379,108	1.1%
United Kingdom - 11.5%
BP PLC	1,014,046	6,729,856	1.0%
GlaxoSmithKline PLC	480,113	9,982,421	1.5%
HSBC Holdings PLC	1,004,839	9,020,682	1.3%
Kingfisher PLC	1,932,055	10,538,314	1.6%
Sky PLC	415,052	6,760,175	1.0%
Tesco PLC	2,061,614	6,868,806	1.0%
OTHER SECURITIES		27,618,794	4.1%
		77,519,048
United States - 34.0%
Allergan PLC (I)	22,238	6,748,343	1.0%
American International Group, Inc.	222,750	13,770,405	2.0%
Amgen, Inc.	86,810	13,327,071	2.0%
Baker Hughes, Inc.	110,260	6,803,042	1.0%
Cisco Systems, Inc.	306,850	8,426,101	1.3%
Citigroup, Inc.	300,860	16,619,506	2.5%

Global Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United States (continued)
Comcast Corp., Class A	231,990	$13,905,481	2.1%
Hewlett-Packard Company	369,330	11,083,593	1.6%
JPMorgan Chase & Co.	168,960	11,448,730	1.7%
Microsoft Corp.	498,280	21,999,062	3.3%
Morgan Stanley	203,610	7,898,032	1.2%
Pfizer, Inc.	355,870	11,932,321	1.8%
SunTrust Banks, Inc.	194,480	8,366,530	1.2%
Twenty-First Century Fox, Inc., Class A	249,780	8,129,090	1.2%
United Parcel Service, Inc., Class B	82,050	7,951,466	1.2%
OTHER SECURITIES		59,937,704	8.9%
		228,346,477
TOTAL COMMON STOCKS (Cost $602,924,258)		$660,992,772

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral Trust, 0.1769% (W)(Y)	715,849	7,162,212	1.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,162,184)		$7,162,212

SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 1.2%
Federal Agricultural Mortgage Corp.
0.010%, 07/01/2015 *	$8,000,000	$7,999,998	1.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,000,000)		$7,999,998
Total Investments (Global Trust) (Cost $618,086,442) - 100.7%		$676,154,982
Other assets and liabilities, net - (0.7%)		(4,709,982)
TOTAL NET ASSETS - 100.0%		$671,445,000

Health Sciences Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.8%
Consumer discretionary - 0.1%		$170,753	0.1%
Consumer staples - 2.0%
Rite Aid Corp. (I)	593,500	4,955,725	1.2%
OTHER SECURITIES		3,174,414	0.8%
		8,130,139
Financials - 0.3%		1,335,340	0.3%
Health care - 88.3%
AbbVie, Inc.	135,916	9,132,196	2.2%
ACADIA Pharmaceuticals, Inc. (I)	62,100	2,600,748	0.6%
Aetna, Inc.	110,000	14,020,600	3.4%
Agilent Technologies, Inc.	116,000	4,475,280	1.1%
Alexion Pharmaceuticals, Inc. (I)	88,500	15,998,145	3.9%
Alkermes PLC (I)	83,300	5,359,522	1.3%
Allergan PLC (I)	67,640	20,526,034	5.0%
Anthem, Inc.	45,800	7,517,612	1.8%
Astellas Pharma, Inc.	130,000	1,851,959	0.4%
Becton, Dickinson and Company	59,600	8,442,340	2.0%
Biogen, Inc. (I)	21,119	8,530,809	2.1%
BioMarin Pharmaceutical, Inc. (I)	43,100	5,895,218	1.4%
Bluebird Bio, Inc. (D)(I)	20,000	3,367,400	0.8%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
Bristol-Myers Squibb Company	81,900	$5,449,626	1.3%
Celgene Corp. (I)	30,332	3,510,474	0.9%
Cigna Corp.	115,000	18,630,000	4.5%
Clovis Oncology, Inc. (I)	23,200	2,038,816	0.5%
DaVita HealthCare Partners, Inc. (I)	76,800	6,103,296	1.5%
Eli Lilly & Company	82,900	6,921,321	1.7%
Gilead Sciences, Inc.	116,492	13,638,883	3.3%
HCA Holdings, Inc. (I)	89,700	8,137,584	2.0%
Henry Schein, Inc. (I)	16,100	2,288,132	0.6%
Humana, Inc. (D)	36,000	6,886,080	1.7%
Incyte Corp. (I)	93,100	9,701,951	2.4%
Insmed, Inc. (I)	96,200	2,349,204	0.6%
Intuitive Surgical, Inc. (I)	9,500	4,602,750	1.1%
McKesson Corp.	53,500	12,027,335	2.9%
Medtronic PLC	76,393	5,660,721	1.4%
Neurocrine Biosciences, Inc. (I)	113,500	5,420,760	1.3%
Novavax, Inc. (I)	264,200	2,943,188	0.7%
Pacira Pharmaceuticals, Inc. (I)	25,800	1,824,576	0.4%
Prothena Corp. PLC (I)	44,348	2,335,809	0.6%
Puma Biotechnology, Inc. (I)	27,087	3,162,407	0.8%
Regeneron Pharmaceuticals, Inc. (I)	17,100	8,723,223	2.1%
Sirona Dental Systems, Inc. (I)	40,900	4,107,178	1.0%
TESARO, Inc. (I)	37,185	2,186,106	0.5%
Teva Pharmaceutical Industries, Ltd., ADR	85,200	5,035,320	1.2%
The Cooper Companies, Inc.	15,335	2,729,170	0.7%
Thoratec Corp. (I)	41,600	1,854,112	0.4%
United Therapeutics Corp. (I)	13,700	2,383,115	0.6%
UnitedHealth Group, Inc.	113,500	13,847,000	3.4%
Universal Health Services, Inc., Class B	31,850	4,525,885	1.1%
Valeant Pharmaceuticals International, Inc. (I)	67,180	14,924,037	3.6%
Vertex Pharmaceuticals, Inc. (I)	53,604	6,619,022	1.6%
WellCare Health Plans, Inc. (I)	26,700	2,264,961	0.5%
OTHER SECURITIES		63,648,055	15.4%
		364,197,960
Industrials - 2.2%
Danaher Corp.	83,100	7,112,529	1.8%
OTHER SECURITIES		1,821,367	0.4%
		8,933,896
Information technology - 0.9%
FEI Company	24,500	2,031,785	0.5%
Keysight Technologies, Inc. (I)	59,000	1,840,210	0.4%
		3,871,995
TOTAL COMMON STOCKS (Cost $247,702,912)		$386,640,083

PREFERRED SECURITIES - 0.9%
Consumer discretionary - 0.1%		381,289	0.1%
Health care - 0.8%
Allergan PLC, 5.500%	1,265	1,318,864	0.3%
Anthem, Inc., 5.250%	6,600	336,600	0.1%
OTHER SECURITIES		1,741,474	0.4%
		3,396,938
Information technology - 0.0%		152,390	0.0%
TOTAL PREFERRED SECURITIES (Cost $3,560,029)		$3,930,617

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%		$529,842	0.1%
TOTAL CONVERTIBLE BONDS (Cost $541,000)		$529,842
Rights 0.0%		14,035	0.0%
TOTAL RIGHTS (Cost $8,750)		$14,035
Warrants 0.0%		49	0.0%
TOTAL WARRANTS (Cost $1,766)		$49

SHORT-TERM INVESTMENTS - 5.7%
Money market funds - 5.7%
T. Rowe Price Reserve Investment Fund, 0.0722% (Y)	22,815,529	22,815,529	5.5%
OTHER SECURITIES		610,513	0.2%
		23,426,042
TOTAL SHORT-TERM INVESTMENTS (Cost $23,426,042)		$23,426,042
Total Investments (Health Sciences Trust) (Cost $275,240,499) - 100.5%		$414,540,668	100.5%
Other assets and liabilities, net - (0.5%)		(2,217,679)	(0.5)%
TOTAL NET ASSETS - 100.0%		$412,322,989	100.0%

International Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.6%
Australia - 0.2%		$1,598,122	0.2%
Austria - 0.4%		2,664,450	0.4%
Belgium - 0.9%		5,933,935	0.9%
Canada - 1.0%
Suncor Energy, Inc.	179,300	4,938,287	0.7%
OTHER SECURITIES		1,665,332	0.3%
		6,603,619
Denmark - 0.9%		5,833,574	0.9%
Finland - 0.8%		5,698,033	0.8%
France - 16.2%
Cie Generale des Etablissements Michelin	35,256	3,709,780	0.5%
GDF Suez	356,704	6,641,253	1.0%
Orange SA	521,899	8,065,629	1.2%
Renault SA	167,036	17,513,330	2.6%
Sanofi	114,156	11,293,470	1.7%
Schneider Electric SE	67,064	4,643,455	0.7%
Total SA	641,169	31,450,021	4.7%
Vivendi SA (L)	322,788	8,184,823	1.2%
OTHER SECURITIES		17,333,524	2.6%
		108,835,285
Germany - 9.5%
BASF SE	178,155	15,676,415	2.3%
Bayerische Motoren Werke AG	36,792	4,029,265	0.6%
Daimler AG	108,289	9,864,674	1.5%
Deutsche Telekom AG	398,540	6,870,961	1.0%
E.ON SE	379,790	5,064,308	0.8%
Siemens AG	55,461	5,611,079	0.8%
Volkswagen AG	2,455	568,448	0.1%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Germany (continued)
OTHER SECURITIES		$15,819,538	2.4%
		63,504,688
Hong Kong - 0.6%		3,970,771	0.6%
Ireland - 0.3%		1,882,308	0.3%
Israel - 0.6%		4,062,124	0.6%
Italy - 4.7%
Enel SpA	1,521,287	6,894,938	1.0%
Eni SpA	711,280	12,633,510	1.9%
Telecom Italia SpA (I)	3,369,708	4,282,272	0.6%
Telecom Italia SpA	2,474,671	2,523,582	0.4%
OTHER SECURITIES		5,027,711	0.8%
		31,362,013
Japan - 21.2%
Canon, Inc.	117,900	3,824,485	0.6%
Honda Motor Company, Ltd.	167,200	5,403,879	0.8%
ITOCHU Corp.	403,000	5,322,508	0.8%
Kyocera Corp.	108,900	5,661,979	0.9%
Mitsubishi Corp.	311,505	6,848,129	1.0%
Mitsui & Company, Ltd.	366,400	4,977,957	0.8%
Nippon Telegraph & Telephone Corp.	253,200	9,169,829	1.4%
Nissan Motor Company, Ltd.	2,281,000	23,829,503	3.6%
NTT DOCOMO, Inc.	256,300	4,920,591	0.7%
Sumitomo Corp.	308,600	3,591,925	0.5%
Toyota Motor Corp.	115,600	7,735,638	1.2%
OTHER SECURITIES		61,197,504	8.9%
		142,483,927
Luxembourg - 0.1%		635,238	0.1%
Netherlands - 6.2%
Royal Dutch Shell PLC, A Shares	643,656	18,198,720	2.7%
Royal Dutch Shell PLC, B Shares	449,503	12,797,505	1.9%
OTHER SECURITIES		10,378,791	1.6%
		41,375,016
New Zealand - 0.0%		166,881	0.0%
Norway - 1.8%
Statoil ASA	299,161	5,349,899	0.8%
OTHER SECURITIES		6,515,791	1.0%
		11,865,690
Portugal - 0.3%		2,040,749	0.3%
Singapore - 0.1%		1,036,947	0.1%
Spain - 5.1%
Iberdrola SA	850,493	5,742,156	0.9%
Repsol SA	238,068	4,196,109	0.6%
Telefonica SA	1,257,401	17,912,208	2.7%
OTHER SECURITIES		6,440,008	0.9%
		34,290,481
Sweden - 1.6%
TeliaSonera AB	609,291	3,591,001	0.6%
OTHER SECURITIES		7,186,954	1.0%
		10,777,955
Switzerland - 2.2%
ABB, Ltd. (I)	218,445	4,578,244	0.7%
Nestle SA	76,732	5,536,262	0.8%
OTHER SECURITIES		4,768,151	0.7%
		14,882,657
United Kingdom - 19.9%
AstraZeneca PLC	331,271	20,966,093	3.1%

International Core Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC	3,996,360	$26,522,394	4.0%
British American Tobacco PLC	120,838	6,506,180	1.0%
Centrica PLC	1,301,624	5,401,032	0.8%
GlaxoSmithKline PLC	676,337	14,062,274	2.1%
Reckitt Benckiser Group PLC	71,687	6,181,841	0.9%
Tesco PLC	2,075,601	6,915,408	1.0%
Unilever PLC	91,285	3,919,676	0.6%
Vodafone Group PLC	4,671,157	17,039,784	2.5%
OTHER SECURITIES		26,168,104	3.9%
		133,682,786
United States - 1.0%
Valeant Pharmaceuticals International, Inc. (I)	30,574	6,792,015	1.0%
TOTAL COMMON STOCKS (Cost $651,739,902)		$641,979,264

PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Porsche Automobil Holding SE	52,601	4,435,145	0.7%
Volkswagen AG	21,420	4,971,137	0.7%
		9,406,282
TOTAL PREFERRED SECURITIES (Cost $8,693,007)		$9,406,282

RIGHTS - 0.0%
Repsol SA (I)(N)	240,711	124,786	0.0%
TOTAL RIGHTS (Cost $0)		$124,786

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral Trust, 0.1769% (W)(Y)	1,372,448	13,731,621	2.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,731,663)		$13,731,621
Total Investments (International Core Trust) (Cost $674,164,572) - 99.1%		$665,241,953
Other assets and liabilities, net - 0.9%		6,296,569
TOTAL NET ASSETS - 100.0%		$671,538,522

International Equity Index Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.0%
Australia - 4.9%
Australia & New Zealand Banking Group, Ltd.	99,131	$2,460,154	0.4%
BHP Billiton, Ltd.	112,851	2,302,031	0.4%
Commonwealth Bank of Australia	57,576	3,775,664	0.6%
National Australia Bank, Ltd.	91,835	2,358,701	0.4%
Westpac Banking Corp.	112,251	2,777,322	0.4%
OTHER SECURITIES		18,784,396	2.7%
		32,458,268
Austria - 0.1%		764,356	0.1%
Belgium - 0.9%
Anheuser-Busch InBev NV	27,996	3,369,065	0.5%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Belgium (continued)
OTHER SECURITIES		$2,761,867	0.4%
		6,130,932
Bermuda - 0.0%		141,628	0.0%
Brazil - 1.0%		6,599,356	1.0%
Canada - 6.2%
Royal Bank of Canada	50,700	3,100,453	0.5%
The Bank of Nova Scotia	43,000	2,219,544	0.3%
The Toronto-Dominion Bank (L)	64,700	2,747,548	0.4%
OTHER SECURITIES		32,414,315	5.0%
		40,481,860
Chile - 0.3%		1,680,274	0.3%
China - 4.0%
China Construction Bank Corp.,
H Shares	2,932,914	2,675,275	0.4%
Tencent Holdings, Ltd.	181,000	3,619,372	0.6%
OTHER SECURITIES		20,206,441	3.0%
		26,501,088
Colombia - 0.1%		900,685	0.1%
Czech Republic - 0.1%		310,724	0.1%
Denmark - 1.2%
Novo Nordisk A/S, Class B	69,778	3,829,059	0.6%
OTHER SECURITIES		4,032,721	0.6%
		7,861,780
Egypt - 0.1%		310,377	0.1%
Finland - 0.6%		3,916,338	0.6%
France - 6.7%
BNP Paribas SA	36,324	2,204,244	0.3%
Sanofi	41,230	4,078,890	0.6%
Total SA	75,310	3,694,036	0.6%
OTHER SECURITIES		34,055,587	5.2%
		44,032,757
Germany - 5.8%
Allianz SE	16,123	2,514,405	0.4%
BASF SE	32,440	2,854,497	0.4%
Bayer AG	29,099	4,075,036	0.6%
Daimler AG	34,006	3,097,804	0.5%
SAP SE	34,255	2,400,468	0.4%
Siemens AG	28,005	2,833,311	0.4%
OTHER SECURITIES		20,590,555	3.1%
		38,366,076
Greece - 0.1%		413,760	0.1%
Hong Kong - 3.3%
AIA Group, Ltd.	416,800	2,725,313	0.4%
China Mobile, Ltd.	213,530	2,731,885	0.4%
OTHER SECURITIES		16,498,322	2.5%
		21,955,520
Hungary - 0.0%		257,805	0.0%
India - 1.6%
Infosys, Ltd., ADR (L)	200,348	3,175,516	0.5%
OTHER SECURITIES		7,191,068	1.1%
		10,366,584
Indonesia - 0.5%		3,156,149	0.5%
Ireland - 0.6%		4,233,712	0.6%

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Israel - 0.4%		$2,798,312	0.4%
Italy - 1.6%		10,585,716	1.6%
Japan - 16.0%
Mitsubishi UFJ Financial Group, Inc.	447,000	3,215,927	0.5%
Toyota Motor Corp.	95,700	6,403,984	1.0%
OTHER SECURITIES		96,055,365	14.5%
		105,675,276
Jersey, Channel Islands - 0.0%		234,162	0.0%
Luxembourg - 0.3%		1,734,787	0.3%
Macau - 0.1%		459,413	0.1%
Malaysia - 0.7%		4,482,238	0.7%
Malta - 0.0%		141,552	0.0%
Mexico - 1.0%		6,477,279	1.0%
Netherlands - 2.5%
ING Groep NV	134,847	2,239,190	0.3%
Royal Dutch Shell PLC, A Shares	140,898	3,983,748	0.6%
Royal Dutch Shell PLC, B Shares	86,119	2,451,838	0.4%
OTHER SECURITIES		7,494,627	1.2%
		16,169,403
New Zealand - 0.1%		569,330	0.1%
Norway - 0.4%		2,779,411	0.4%
Peru - 0.1%		667,578	0.1%
Philippines - 0.3%		1,783,390	0.3%
Poland - 0.3%		2,043,231	0.3%
Portugal - 0.1%		721,615	0.1%
Russia - 0.8%
Tatneft OAO, ADR	7,986	255,703	0.1%
VTB Bank OSJC, GDR	50,760	138,702	0.0%
OTHER SECURITIES		4,919,328	0.7%
		5,313,733
Singapore - 1.0%		6,573,640	1.0%
South Africa - 1.6%		10,759,544	1.6%
South Korea - 2.9%
Samsung Electronics Company, Ltd.	3,886	4,409,002	0.7%
OTHER SECURITIES		14,523,615	2.2%
		18,932,617
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	224,319	2,210,434	0.3%
Banco Santander SA	508,598	3,577,495	0.6%
Banco Santander SA, ADR	21,368	137,455	0.0%
Telefonica SA	158,793	2,262,073	0.4%
OTHER SECURITIES		7,755,596	1.1%
		15,943,053
Sweden - 2.0%		13,418,152	2.0%
Switzerland - 6.9%
Nestle SA	113,673	8,201,579	1.3%
Novartis AG	81,094	7,976,443	1.2%
Roche Holding AG	24,777	6,947,260	1.1%
UBS Group AG	127,840	2,712,314	0.4%
OTHER SECURITIES		19,423,119	2.9%
		45,260,715
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	858,227	3,903,748	0.6%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Taiwan (continued)
OTHER SECURITIES		$10,737,693	1.6%
		14,641,441
Thailand - 0.5%		2,963,566	0.5%
Turkey - 0.3%		2,009,253	0.3%
United Kingdom - 12.8%
AstraZeneca PLC	44,526	2,818,044	0.4%
Barclays PLC	583,602	2,391,965	0.4%
BP PLC	641,635	4,258,299	0.7%
British American Tobacco PLC	65,648	3,534,631	0.5%
Diageo PLC	88,787	2,571,237	0.4%
GlaxoSmithKline PLC	171,150	3,558,519	0.5%
HSBC Holdings PLC	675,026	6,044,424	0.9%
Lloyds Banking Group PLC	2,014,771	2,704,208	0.4%
Prudential PLC	89,572	2,158,632	0.3%
Unilever NV	57,972	2,423,764	0.4%
Vodafone Group PLC	934,005	3,407,131	0.5%
OTHER SECURITIES		48,732,255	7.4%
		84,603,109
United States - 0.6%
Valeant Pharmaceuticals International, Inc. (I)	11,100	2,462,351	0.3%
OTHER SECURITIES		1,339,780	0.3%
		3,802,131
TOTAL COMMON STOCKS (Cost $499,524,130)		$632,383,676

PREFERRED SECURITIES - 1.1%
Brazil - 0.6%		3,899,576	0.6%
Germany - 0.4%		2,805,531	0.4%
South Korea - 0.1%
Samsung Electronics Company, Ltd.	706	627,437	0.1%
OTHER SECURITIES		204,284	0.0%
		831,721
TOTAL PREFERRED SECURITIES (Cost $8,095,197)		$7,536,828

RIGHTS - 0.0%
Canada - 0.0%		120	0.0%
Spain - 0.0%
Zardoya Otis SA (I)(N)	5,733	2,499	0.0%
OTHER SECURITIES		18,736	0.0%
		21,235
United Kingdom - 0.0%		14,712	0.0%
TOTAL RIGHTS (Cost $0)		$36,067

International Equity Index Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 0.1769% (W)(Y)	1,062,984	$10,635,372	1.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,635,411)		$10,635,372

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class, 0.0700% (Y)	11,092,993	11,092,993	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $11,092,993)		$11,092,993
Total Investments (International Equity Index Trust B) (Cost $529,347,731) - 100.4%		$661,684,936
Other assets and liabilities, net - (0.4%)		(2,681,817)
TOTAL NET ASSETS - 100.0%		$659,003,119

International Growth Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.5%
Australia - 4.2%
Amcor, Ltd.	739,956	$7,819,499	1.7%
OTHER SECURITIES		11,264,076	2.5%
		19,083,575
Belgium - 1.2%
Anheuser-Busch InBev NV	45,932	5,527,489	1.2%
Brazil - 4.0%
Banco Bradesco SA, ADR	784,528	7,186,276	1.6%
BM&FBovespa SA	2,051,834	7,734,552	1.7%
OTHER SECURITIES		3,495,061	0.7%
		18,415,889
Canada - 7.2%
CGI Group, Inc., Class A (I)	198,659	7,769,810	1.7%
Fairfax Financial Holdings, Ltd.	9,701	4,783,548	1.0%
Suncor Energy, Inc.	255,085	7,025,560	1.5%
OTHER SECURITIES		13,612,472	3.0%
		33,191,390
China - 4.6%
Baidu, Inc., ADR (I)	39,649	7,893,323	1.7%
Great Wall Motor Company, Ltd., H Shares	1,169,000	5,730,725	1.3%
Industrial & Commercial Bank of China, Ltd., H Shares	6,918,000	5,489,614	1.2%
OTHER SECURITIES		1,895,086	0.4%
		21,008,748
Denmark - 2.8%
Carlsberg A/S, Class B	82,119	7,440,448	1.6%
Novo Nordisk A/S, Class B	94,915	5,208,449	1.2%
		12,648,897
France - 3.2%
Publicis Groupe SA	122,419	9,074,082	2.0%
Schneider Electric SE	83,441	5,777,385	1.2%
		14,851,467

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Germany - 7.4%
Allianz SE	35,952	$5,606,765	1.2%
Deutsche Boerse AG	99,689	8,257,023	1.8%
ProSiebenSat.1 Media AG	131,585	6,499,540	1.4%
SAP SE	102,210	7,162,512	1.6%
OTHER SECURITIES		6,402,688	1.4%
		33,928,528
Hong Kong - 3.2%
CK Hutchison Holdings, Ltd.	671,968	9,879,260	2.1%
Galaxy Entertainment Group, Ltd.	1,243,000	4,945,854	1.1%
		14,825,114
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	188,081	11,115,587	2.4%
Japan - 7.0%
Japan Tobacco, Inc.	232,100	8,250,988	1.8%
Toyota Motor Corp.	101,200	6,772,029	1.5%
Yahoo Japan Corp.	1,361,800	5,496,290	1.2%
OTHER SECURITIES		11,466,696	2.5%
		31,986,003
Mexico - 2.2%
Grupo Televisa SAB, ADR	183,269	7,114,503	1.6%
OTHER SECURITIES		2,946,652	0.6%
		10,061,155
Netherlands - 1.3%
Royal Dutch Shell PLC, B Shares	210,583	5,995,370	1.3%
Singapore - 3.5%
Avago Technologies, Ltd.	63,952	8,501,139	1.9%
United Overseas Bank, Ltd.	441,100	7,546,770	1.6%
		16,047,909
South Korea - 1.7%
Samsung Electronics Company, Ltd.	6,949	7,884,240	1.7%
Spain - 1.0%
Amadeus IT Holding SA, A Shares	119,036	4,751,952	1.0%
Sweden - 3.4%
Investor AB, B Shares	188,039	7,011,163	1.6%
Telefonaktiebolaget LM Ericsson, B Shares	578,946	6,029,802	1.3%
OTHER SECURITIES		2,369,755	0.5%
		15,410,720
Switzerland - 9.2%
ABB, Ltd. (I)	286,440	6,003,306	1.3%
Julius Baer Group, Ltd. (I)	123,750	6,944,103	1.5%
Roche Holding AG	24,870	6,973,337	1.5%
Syngenta AG	18,584	7,582,679	1.7%
UBS Group AG	376,868	7,995,811	1.7%
OTHER SECURITIES		6,568,157	1.5%
		42,067,393
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,570,000	7,141,333	1.5%
Thailand - 1.6%
Kasikornbank PCL, NVDR	1,342,600	7,490,364	1.6%
Turkey - 1.0%		4,398,768	1.0%
United Kingdom - 19.9%
Aberdeen Asset Management PLC	768,194	4,872,654	1.1%
British American Tobacco PLC	182,629	9,833,138	2.1%

International Growth Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Compass Group PLC	435,592	$7,204,277	1.6%
Kingfisher PLC	1,239,811	6,762,498	1.5%
Lloyds Banking Group PLC	4,050,250	5,436,209	1.2%
Next PLC	39,388	4,610,019	1.0%
RELX PLC	592,665	9,631,151	2.1%
Sky PLC	931,992	15,179,855	3.3%
Unilever NV	122,050	5,102,816	1.1%
WPP PLC	495,656	11,125,516	2.4%
OTHER SECURITIES		11,522,721	2.5%
		91,280,854
TOTAL COMMON STOCKS (Cost $371,174,103)		$429,112,745

SHORT-TERM INVESTMENTS - 5.0%
Money market funds - 5.0%
Fidelity Institutional Money Market Government Portfolio, 0.0100% (Y)	22,755,963	22,755,963	5.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,755,963)		$22,755,963
Total Investments (International Growth Stock Trust)
(Cost $393,930,066) - 98.5%		$451,868,708
Other assets and liabilities, net - 1.5%		7,058,300
TOTAL NET ASSETS - 100.0%		$458,927,008

International Small Company Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.3%
Australia - 5.9%		$6,874,282	5.9%
Austria - 1.1%		1,264,078	1.1%
Belgium - 1.5%
Ackermans & van Haaren NV	1,818	259,026	0.2%
OTHER SECURITIES		1,452,735	1.3%
		1,711,761
Bermuda - 0.3%
Hiscox, Ltd.	18,267	240,906	0.2%
OTHER SECURITIES		67,699	0.1%
		308,605
Cambodia - 0.1%		76,567	0.1%
Canada - 7.7%		9,040,892	7.7%
China - 0.1%		60,460	0.1%
Cyprus - 0.0%		38,278	0.0%
Denmark - 2.0%
Genmab A/S (I)	3,300	286,831	0.2%
OTHER SECURITIES		2,013,013	1.8%
		2,299,844
Finland - 2.5%
Amer Sports OYJ	13,005	346,581	0.3%
OTHER SECURITIES		2,548,439	2.2%
		2,895,020
France - 3.9%
Teleperformance	4,507	318,631	0.3%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
France (continued)
OTHER SECURITIES		$4,251,906	3.6%
		4,570,537
Gabon - 0.0%		5,658	0.0%
Georgia - 0.0%		7,718	0.0%
Germany - 5.7%
Aurubis AG	5,323	312,714	0.3%
Dialog Semiconductor PLC (I)	5,567	301,035	0.3%
Freenet AG	9,134	307,668	0.3%
MTU Aero Engines Holding AG	2,479	233,314	0.2%
OTHER SECURITIES		5,550,524	4.6%
		6,705,255
Gibraltar - 0.1%		100,843	0.1%
Greece - 0.0%		151	0.0%
Guernsey, Channel Islands - 0.0%		5,569	0.0%
Hong Kong - 3.4%		3,946,679	3.4%
India - 0.0%		21,813	0.0%
Ireland - 1.9%
DCC PLC	6,369	500,156	0.4%
Grafton Group PLC	18,960	231,116	0.2%
Kingspan Group PLC	10,256	247,648	0.2%
XL Group PLC	8,521	316,981	0.3%
OTHER SECURITIES		977,581	0.8%
		2,273,482
Isle of Man - 0.0%		33,810	0.0%
Israel - 0.7%		859,265	0.7%
Italy - 3.9%
Azimut Holding SpA	15,042	440,308	0.4%
Banca Popolare dell’Emilia Romagna SC	28,867	257,561	0.2%
Recordati SpA	11,787	247,214	0.2%
OTHER SECURITIES		3,648,144	3.1%
		4,593,227
Japan - 22.7%		26,492,661	22.7%
Jersey, Channel Islands - 0.1%		107,866	0.1%
Liechtenstein - 0.1%		90,144	0.1%
Luxembourg - 0.5%
Regus PLC	59,952	245,642	0.2%
OTHER SECURITIES		338,708	0.3%
		584,350
Macau - 0.0%		11,408	0.0%
Malta - 0.1%		82,969	0.1%
Mongolia - 0.0%		16,706	0.0%
Netherlands - 1.9%
Aalberts Industries NV	9,501	282,513	0.2%
ASM International NV	5,593	258,741	0.2%
OTHER SECURITIES		1,693,236	1.5%
		2,234,490
New Zealand - 1.1%		1,247,868	1.1%
Norway - 0.8%		953,398	0.8%
Peru - 0.0%		17,999	0.0%
Portugal - 0.5%		604,520	0.5%
Singapore - 1.0%		1,172,437	1.0%
South Africa - 0.1%		57,975	0.1%

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Spain - 2.1%		$2,455,639	2.1%
Sweden - 2.9%
AAK AB	4,167	246,805	0.2%
BillerudKorsnas AB	16,111	253,125	0.2%
JM AB	8,541	232,782	0.2%
OTHER SECURITIES		2,691,731	2.3%
		3,424,443
Switzerland - 4.6%
GAM Holding AG (I)	14,176	297,816	0.3%
Georg Fischer AG	493	338,918	0.3%
Helvetia Holding AG	553	316,092	0.3%
OTHER SECURITIES		4,379,338	3.7%
		5,332,164
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.1%		78,347	0.1%
United Kingdom - 19.7%
Bellway PLC	10,163	378,559	0.3%
Close Brothers Group PLC	13,584	325,931	0.3%
Daily Mail & General Trust PLC	18,609	271,538	0.2%
DS Smith PLC	95,268	577,698	0.5%
Essentra PLC	22,013	343,291	0.3%
Greene King PLC (L)	20,833	276,517	0.2%
Halma PLC	24,767	296,356	0.3%
Henderson Group PLC	74,992	307,671	0.3%
Howden Joinery Group PLC	51,873	421,039	0.4%
ICAP PLC	28,878	240,205	0.2%
IG Group Holdings PLC	25,093	294,123	0.3%
Inchcape PLC	29,466	375,085	0.3%
Informa PLC	33,371	286,604	0.3%
Intermediate Capital Group PLC	39,548	341,643	0.3%
Jazztel PLC (I)	19,044	275,053	0.2%
Rightmove PLC	7,789	400,768	0.3%
Rotork PLC	64,794	236,858	0.2%
RPC Group PLC	22,765	238,696	0.2%
Spectris PLC	10,418	345,161	0.3%
Spirax-Sarco Engineering PLC	5,913	315,370	0.3%
TalkTalk Telecom Group PLC (L)	42,319	254,124	0.2%
UBM PLC	30,356	255,059	0.2%
WH Smith PLC	10,314	247,347	0.2%
William Hill PLC	51,387	325,505	0.3%
OTHER SECURITIES		15,365,169	13.1%
		22,995,370
United States - 0.2%		216,690	0.2%
TOTAL COMMON STOCKS (Cost $107,385,471)		$115,871,238

PREFERRED SECURITIES - 0.1%
Germany - 0.1%		80,347	0.1%
TOTAL PREFERRED SECURITIES (Cost $83,990)		$80,347

RIGHTS - 0.0%
TOTAL RIGHTS (Cost $48,748)		$19,666

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 0.1769% (W)(Y)	191,169	$1,912,682	1.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,912,688)		$1,912,682

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%		102,753	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $102,753)		$102,753
Total Investments (International Small Company Trust)
(Cost $109,533,650) - 101.1%		$117,986,686
Other assets and liabilities, net - (1.1%)		(1,281,455)
TOTAL NET ASSETS - 100.0%		$116,705,231

International Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.0%
Australia - 0.4%		$3,867,791	0.4%
Belgium - 0.5%		5,059,263	0.5%
Brazil - 0.6%		6,251,094	0.6%
Canada - 5.2%
Cenovus Energy, Inc.	550,500	8,801,829	0.9%
HudBay Minerals, Inc.	1,216,100	10,126,053	1.0%
Precision Drilling Corp.	1,516,700	10,200,384	1.1%
Suncor Energy, Inc.	378,000	10,410,889	1.1%
OTHER SECURITIES		10,620,418	1.1%
		50,159,573
China - 6.3%
China Telecom Corp., Ltd., H Shares	20,958,427	12,275,353	1.3%
Trina Solar, Ltd., ADR (I)(L)	1,296,991	15,096,975	1.6%
OTHER SECURITIES		32,467,227	3.4%
		59,839,555
Denmark - 0.5%		4,502,576	0.5%
France - 10.4%
AXA SA	625,711	15,862,961	1.7%
BNP Paribas SA	378,506	22,968,826	2.4%
Cie de Saint-Gobain	197,180	8,900,996	0.9%
Cie Generale des Etablissements Michelin	113,680	11,961,873	1.2%
Sanofi	132,883	13,146,135	1.4%
Technip SA	216,070	13,390,784	1.4%
Total SA	190,846	9,361,199	1.0%
OTHER SECURITIES		3,956,763	0.4%
		99,549,537
Germany - 7.8%
Bayer AG	83,110	11,638,758	1.2%
Deutsche Boerse AG	155,590	12,887,181	1.4%
Siemens AG	122,841	12,428,023	1.3%
OTHER SECURITIES		37,674,008	3.9%
		74,627,970
Hong Kong - 4.2%
GCL-Poly Energy Holdings, Ltd. (I)	61,931,000	14,270,630	1.5%

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Hong Kong (continued)
OTHER SECURITIES		$25,954,575	2.7%
		40,225,205
India - 1.0%		9,617,963	1.0%
Ireland - 1.0%
CRH PLC	347,510	9,797,356	1.0%
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	291,724	17,240,888	1.8%
Italy - 2.7%
Eni SpA	555,193	9,861,146	1.0%
UniCredit SpA	2,449,808	16,464,894	1.7%
		26,326,040
Japan - 5.8%
ITOCHU Corp.	1,213,260	16,023,787	1.7%
Nissan Motor Company, Ltd.	1,684,100	17,593,716	1.8%
SoftBank Group Corp.	189,100	11,138,556	1.2%
OTHER SECURITIES		10,718,288	1.1%
		55,474,347
Netherlands - 6.4%
Aegon NV	1,797,732	13,264,043	1.4%
QIAGEN NV (I)	420,910	10,344,615	1.1%
Royal Dutch Shell PLC, B Shares	364,316	10,372,202	1.1%
SBM Offshore NV (I)(L)	1,173,310	13,985,683	1.4%
OTHER SECURITIES		13,107,082	1.4%
		61,073,625
Norway - 0.9%		8,561,985	0.9%
Russia - 0.3%		3,084,329	0.3%
Singapore - 0.8%		7,722,992	0.8%
South Africa - 0.3%		2,510,565	0.3%
South Korea - 13.6%
Hana Financial Group, Inc.	859,668	22,356,203	2.3%
Hyundai Mobis Company, Ltd.	49,336	9,366,322	1.0%
KB Financial Group, Inc., ADR	733,361	24,105,576	2.5%
POSCO	60,421	12,098,681	1.3%
Samsung Electronics Company, Ltd.	35,704	40,509,266	4.2%
OTHER SECURITIES		21,403,477	2.3%
		129,839,525
Spain - 1.1%
Telefonica SA	723,867	10,311,791	1.1%
Sweden - 0.7%		6,307,966	0.7%
Switzerland - 7.5%
Credit Suisse Group AG (I)	836,789	23,084,910	2.4%
Roche Holding AG	77,942	21,854,275	2.3%
OTHER SECURITIES		26,677,982	2.8%
		71,617,167
Thailand - 0.7%		6,504,050	0.7%
United Kingdom - 17.4%
Aviva PLC	1,319,940	10,223,378	1.1%
BAE Systems PLC	1,671,961	11,846,482	1.2%
Barclays PLC	2,327,010	9,537,538	1.0%
BP PLC	1,638,085	10,871,377	1.1%
GlaxoSmithKline PLC	646,964	13,451,556	1.4%
HSBC Holdings PLC	1,359,500	12,173,449	1.3%
Kingfisher PLC	2,478,350	13,518,058	1.4%
Marks & Spencer Group PLC	1,838,830	15,512,152	1.6%
Petrofac, Ltd.	1,161,960	16,907,237	1.8%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	612,770	$9,813,087	1.0%
Tesco PLC	4,125,340	13,744,650	1.4%
Vodafone Group PLC	2,529,442	9,227,082	1.0%
OTHER SECURITIES		19,620,174	2.1%
		166,446,220
United States - 1.1%
Halliburton Company	252,830	10,889,388	1.1%
TOTAL COMMON STOCKS (Cost $936,247,063)		$947,408,761

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral Trust, 0.1769% (W)(Y)	2,572,394	25,737,312	2.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,737,290)		$25,737,312
Total Investments (International Value Trust)
(Cost $961,984,353) - 101.7%		$973,146,073
Other assets and liabilities, net - (1.7%)		(16,351,120)
TOTAL NET ASSETS - 100.0%		$956,794,953

Lifestyle Aggressive PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (G) - 80.9%
Equity - 80.9%
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	1,066,276	$18,798,437	80.9%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $18,060,177)		$18,798,437

UNAFFILIATED INVESTMENT COMPANIES - 19.1%
Exchange-traded funds - 19.1%
Financial Select Sector SPDR Fund	22,043	537,408	2.3%
Vanguard Energy ETF	2,466	263,739	1.1%
Vanguard FTSE Emerging Markets ETF	30,072	1,229,343	5.3%
Vanguard Health Care ETF	2,084	291,677	1.3%
Vanguard Information Technology ETF	6,568	697,719	3.0%
Vanguard Materials ETF	809	86,935	0.4%
Vanguard Mid-Cap ETF	5,571	709,913	3.1%
Vanguard REIT ETF	3,089	230,717	1.0%
Vanguard Small-Cap ETF	3,125	379,594	1.6%
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,367,353)		$4,427,045
Total Investments (Lifestyle Aggressive PS Series)
(Cost $22,427,530) - 100.0%		$23,225,482	100.0%
Other assets and liabilities, net - 0.0%		(4,660)	0.0%
TOTAL NET ASSETS - 100.0%		$23,220,822	100.0%

Lifestyle Balanced PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.6%
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	28,516,795	$502,751,089	49.6%
Fixed income - 50.4%
Bond, Series NAV (John Hancock) (A)(1)	37,334,074	510,356,786	50.4%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $986,754,846)		$1,013,107,875
Total Investments (Lifestyle Balanced PS Series)
(Cost $986,754,846) - 100.0%		$1,013,107,875	100.0%
Other assets and liabilities, net - 0.0%		(67,379)	0.0%
TOTAL NET ASSETS - 100.0%		$1,013,040,496	100.0%

Lifestyle Conservative PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 19.7%
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	2,152,646	$37,951,151	19.7%
Fixed income - 80.3%
Bond, Series NAV (John Hancock) (A)(1)	11,336,475	154,969,615	80.3%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $191,468,269)		$192,920,766
Total Investments (Lifestyle Conservative PS Series)
(Cost $191,468,269) - 100.0%		$192,920,766	100.0%
Other assets and liabilities, net - 0.0%		(32,716)	0.0%
TOTAL NET ASSETS - 100.0%		$192,888,050	100.0%

Lifestyle Growth PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 69.6%
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	80,841,659	$1,425,238,450	69.6%
Fixed income - 30.4%
Bond, Series NAV (John Hancock) (A)(1)	45,443,367	621,210,824	30.4%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,977,606,841)		$2,046,449,274
Total Investments (Lifestyle Growth PS Series)
(Cost $1,977,606,841) - 100.0%		$2,046,449,274	100.0%
Other assets and liabilities, net - 0.0%		(91,050)	0.0%
TOTAL NET ASSETS - 100.0%		$2,046,358,224	100.0%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 39.6%
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	7,560,014	$133,283,051	39.6%
Fixed income - 60.4%
Bond, Series NAV (John Hancock) (A)(1)	14,849,939	202,998,660	60.4%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $329,132,745)		$336,281,711
Total Investments (Lifestyle Moderate PS Series)
(Cost $329,132,745) - 100.0%		$336,281,711	100.0%
Other assets and liabilities, net - 0.0%		(38,462)	0.0%
TOTAL NET ASSETS - 100.0%		$336,243,249	100.0%

Mid Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.9%
Consumer discretionary - 14.2%
Advance Auto Parts, Inc.	40,713	$6,485,174	0.7%
Cable ONE, Inc. (I)	2,473	1,052,262	0.1%
Foot Locker, Inc.	77,797	5,213,177	0.6%
Jarden Corp. (I)	99,622	5,155,439	0.6%
LKQ Corp. (I)	169,150	5,115,942	0.6%
Polaris Industries, Inc.	33,978	5,032,482	0.5%
Signet Jewelers, Ltd.	44,521	5,709,373	0.6%
Williams-Sonoma, Inc.	47,355	3,895,896	0.4%
OTHER SECURITIES		91,616,208	10.1%
		129,275,953
Consumer staples - 4.2%
Church & Dwight Company, Inc.	72,701	5,898,232	0.7%
Energizer Holdings, Inc.	34,596	4,551,104	0.5%
Energizer Holdings, Inc. (I)	34,657	1,178,338	0.1%
The Hain Celestial Group, Inc. (I)	57,081	3,759,355	0.4%
The WhiteWave Foods Company (I)	97,359	4,758,908	0.5%
OTHER SECURITIES		18,490,756	2.0%
		38,636,693
Energy - 4.4%
Dresser-Rand Group, Inc. (I)	42,771	3,643,234	0.4%
HollyFrontier Corp.	108,882	4,648,173	0.5%
OTHER SECURITIES		32,113,966	3.5%
		40,405,373
Financials - 23.8%
Alleghany Corp. (I)	8,887	4,165,870	0.5%
Arthur J. Gallagher & Company	93,378	4,416,779	0.5%
Everest Re Group, Ltd.	24,713	4,498,013	0.5%
Extra Space Storage, Inc.	61,799	4,030,531	0.4%
Federal Realty Investment Trust	38,228	4,896,625	0.5%
HCC Insurance Holdings, Inc.	53,196	4,087,581	0.5%
Jones Lang LaSalle, Inc.	24,995	4,274,145	0.5%
MSCI, Inc.	62,499	3,846,813	0.4%
New York Community Bancorp, Inc. (L)	247,058	4,540,926	0.5%
Raymond James Financial, Inc.	71,162	4,239,832	0.5%
Signature Bank (I)	28,238	4,133,761	0.5%
SVB Financial Group (I)	28,499	4,103,286	0.5%

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
UDR, Inc.	143,987	$4,611,904	0.5%
OTHER SECURITIES		160,589,762	17.5%
		216,435,828
Health care - 9.1%
Centene Corp. (I)	66,078	5,312,671	0.6%
Community Health Systems, Inc. (I)	65,615	4,131,777	0.5%
Hologic, Inc. (I)	135,942	5,173,953	0.6%
MEDNAX, Inc. (I)	51,953	3,850,237	0.4%
Mettler-Toledo International, Inc. (I)	15,518	5,298,776	0.6%
Omnicare, Inc.	53,826	5,073,101	0.6%
ResMed, Inc.	78,347	4,416,420	0.5%
The Cooper Companies, Inc.	27,014	4,807,682	0.5%
United Therapeutics Corp. (I)	25,713	4,472,776	0.5%
OTHER SECURITIES		40,230,124	4.3%
		82,767,517
Industrials - 14.7%
Acuity Brands, Inc.	24,182	4,352,276	0.5%
Alaska Air Group, Inc.	72,099	4,645,339	0.5%
Fortune Brands Home & Security, Inc.	88,605	4,059,881	0.4%
ManpowerGroup, Inc.	43,480	3,886,242	0.4%
Towers Watson & Company, Class A	38,530	4,847,074	0.5%
Wabtec Corp.	53,698	5,060,500	0.6%
OTHER SECURITIES		107,337,930	11.8%
		134,189,242
Information technology - 16.2%
ANSYS, Inc. (I)	49,888	4,551,781	0.5%
CDK Global, Inc.	89,140	4,811,777	0.5%
Gartner, Inc. (I)	46,199	3,962,950	0.4%
Global Payments, Inc.	36,937	3,821,133	0.4%
SunEdison, Inc. (I)	162,081	4,847,843	0.5%
Synopsys, Inc. (I)	86,239	4,368,005	0.5%
OTHER SECURITIES		121,106,778	13.4%
		147,470,267
Materials - 6.8%
Ashland, Inc.	34,584	4,215,790	0.5%
The Chemours Company (I)	100,866	1,613,856	0.2%
OTHER SECURITIES		56,026,216	6.1%
		61,855,862
Telecommunication services - 0.2%		1,603,064	0.2%
Utilities - 4.3%		39,559,248	4.3%
TOTAL COMMON STOCKS (Cost $595,028,227)		$892,199,047

RIGHTS - 0.0%
Community Health Systems, Inc.
(Expiration Date: 01/27/2016) (I)(N)	137,366	1,923	0.0%
TOTAL RIGHTS (Cost $8,929)		$1,923

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	2,566,412	$25,677,461	2.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,677,397)		$25,677,461

SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $15,987,000 on 07/01/2015, collateralized by $16,250,000 U.S. Treasury Notes, 2.125% due 06/30/2022 (valued at $16,311,750, including interest)	$15,987,000	$15,987,000	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $15,987,000)		$15,987,000
Total Investments (Mid Cap Index Trust)
(Cost $636,701,553) - 102.5%		$933,865,431	102.5%
Other assets and liabilities, net - (2.5%)		(22,382,263)	(2.5)%
TOTAL NET ASSETS - 100.0%		$911,483,168	100.0%

Mid Cap Stock Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 90.3%
Consumer discretionary - 20.6%
Advance Auto Parts, Inc.	83,481	$13,297,688	1.6%
Chipotle Mexican Grill, Inc. (I)	29,874	18,073,471	2.1%
Diamond Resorts International, Inc. (I)	452,406	14,273,409	1.7%
Dunkin’ Brands Group, Inc.	161,297	8,871,335	1.1%
GoPro, Inc., Class A (I)	193,350	10,193,412	1.2%
Harman International Industries, Inc.	81,187	9,656,382	1.1%
Hilton Worldwide Holdings, Inc. (I)	338,952	9,338,128	1.1%
IMAX Corp. (I)	331,729	13,358,727	1.6%
Netflix, Inc. (I)	18,870	12,396,458	1.5%
Panera Bread Company, Class A (I)	61,567	10,760,065	1.3%
Samsonite International SA	3,419,080	11,804,627	1.4%
Tesla Motors, Inc. (I)(L)	52,516	14,087,941	1.7%
Wyndham Worldwide Corp.	129,244	10,586,376	1.3%
OTHER SECURITIES		16,902,286	1.9%
		173,600,305
Consumer staples - 5.4%
Monster Beverage Corp. (I)	94,423	12,654,570	1.5%
Nomad Foods, Ltd. (I)	1,094,577	23,845,354	2.8%
Whole Foods Market, Inc.	236,958	9,345,624	1.1%
		45,845,548
Energy - 1.4%		11,498,210	1.4%
Financials - 3.9%
CBRE Group, Inc., Class A (I)	298,419	11,041,503	1.3%
Julius Baer Group, Ltd. (I)	152,698	8,568,489	1.0%
Northern Trust Corp.	169,316	12,945,901	1.5%
OTHER SECURITIES		598,524	0.1%
		33,154,417

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care - 23.8%
Allergan PLC (I)	46,026	$13,967,050	1.7%
Becton, Dickinson and Company	89,718	12,708,555	1.5%
Boston Scientific Corp. (I)	714,070	12,639,039	1.5%
Cerner Corp. (I)	203,975	14,086,514	1.7%
DexCom, Inc. (I)	207,157	16,568,417	2.0%
Eisai Company, Ltd.	135,300	9,071,134	1.1%
Hologic, Inc. (I)	252,971	9,628,076	1.1%
Insulet Corp. (I)	325,489	10,085,277	1.2%
Intuitive Surgical, Inc. (I)	34,845	16,882,403	2.0%
Mylan NV (I)	172,984	11,738,694	1.4%
Regeneron Pharmaceuticals, Inc. (I)	20,237	10,323,501	1.2%
Veeva Systems, Inc., Class A (I)(L)	478,264	13,405,740	1.6%
OTHER SECURITIES		50,171,796	5.8%
		201,276,196
Industrials - 12.3%
Acuity Brands, Inc.	57,081	10,273,438	1.2%
AECOM (I)	420,202	13,900,282	1.6%
AMETEK, Inc.	198,426	10,869,776	1.3%
DigitalGlobe, Inc. (I)	364,101	10,118,367	1.2%
Fortune Brands Home & Security, Inc.	275,998	12,646,228	1.5%
Kansas City Southern	92,658	8,450,410	1.0%
Landstar System, Inc.	157,763	10,549,612	1.3%
Textron, Inc.	244,819	10,926,272	1.3%
OTHER SECURITIES		15,919,369	1.9%
		103,653,754
Information technology - 20.8%
Arista Networks, Inc. (I)(L)	146,615	11,984,310	1.4%
CDW Corp.	303,696	10,410,699	1.2%
Cognex Corp.	201,422	9,688,398	1.2%
CoStar Group, Inc. (I)	72,512	14,593,765	1.7%
Equinix, Inc.	37,079	9,418,066	1.1%
Mobileye NV (I)(L)	212,020	11,273,103	1.3%
NXP Semiconductors NV (I)	149,527	14,683,551	1.8%
Shutterstock, Inc. (I)(L)	183,500	10,760,440	1.3%
TE Connectivity, Ltd.	173,467	11,153,928	1.3%
Workday, Inc., Class A (I)	188,324	14,386,070	1.7%
Zillow Group, Inc., Class A (I)(L)	126,571	10,978,769	1.3%
OTHER SECURITIES		46,026,421	5.5%
		175,357,520
Materials - 2.1%
Platform Specialty Products Corp. (I)	420,139	10,747,156	1.2%
Platform Specialty Products Corp. (I)	28,906	739,415	0.1%
OTHER SECURITIES		6,720,451	0.8%
		18,207,022
TOTAL COMMON STOCKS (Cost $662,156,798)		$762,592,972

PREFERRED SECURITIES - 9.4%
Consumer discretionary - 0.3%		2,429,107	0.3%
Financials - 1.4%		11,730,781	1.4%
Health care - 0.2%		1,374,179	0.2%
Industrials - 0.5%		4,281,306	0.5%
Information technology - 7.0%
Uber Technologies, Inc. (I)(R)	584,504	23,168,909	2.7%

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
Information technology (continued)
OTHER SECURITIES		$35,950,527	4.3%
		59,119,436
TOTAL PREFERRED SECURITIES (Cost $54,188,512)		$78,934,809

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral Trust, 0.1769% (W)(Y)	7,055,801	70,594,700	8.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $70,594,875)		$70,594,700

SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2015 at 0.130% to be repurchased at $8,800,032 on 07/01/2015, collateralized by $8,869,300 U.S. Treasury Notes, 2.125% due 06/30/2021 (valued at $8,976,146, including interest)	$8,800,000	$8,800,000	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,800,000)		$8,800,000
Total Investments (Mid Cap Stock Trust)
(Cost $795,740,185) - 109.1%		$920,922,481	109.1%
Other assets and liabilities, net - (9.1%)		(76,835,063)	(9.1)%
TOTAL NET ASSETS - 100.0%		$844,087,418	100.0%

Mid Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 92.6%
Consumer discretionary - 10.0%
Cablevision Systems Corp., Class A	431,600	$10,332,504	1.2%
Coach, Inc.	223,000	7,718,030	0.9%
Kohl’s Corp.	214,400	13,423,584	1.6%
Mattel, Inc.	422,100	10,843,749	1.3%
News Corp., Class A (I)	705,500	10,293,245	1.2%
Scholastic Corp.	145,424	6,417,561	0.8%
Tribune Media Company, Class A	198,500	10,597,915	1.2%
OTHER SECURITIES		15,737,551	1.8%
		85,364,139
Consumer staples - 8.3%
Bunge, Ltd.	225,100	19,763,780	2.3%
Kellogg Company	122,400	7,674,480	0.9%
Sysco Corp.	432,400	15,609,640	1.8%
OTHER SECURITIES		27,313,458	3.3%
		70,361,358
Energy - 5.2%
Cameco Corp. (L)	489,100	6,984,348	0.8%
CONSOL Energy, Inc.	358,747	7,799,160	0.9%
Murphy Oil Corp.	199,700	8,301,529	1.0%
WPX Energy, Inc. (I)	1,001,400	12,297,189	1.5%
OTHER SECURITIES		8,788,551	1.0%
		44,170,777

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials - 29.4%
Ally Financial, Inc. (I)	514,060	$11,530,366	1.4%
CIT Group, Inc.	142,700	6,634,123	0.8%
CNA Financial Corp.	244,200	9,330,882	1.1%
E*TRADE Financial Corp. (I)	705,344	21,125,053	2.5%
First American Financial Corp.	291,000	10,828,110	1.3%
First Horizon National Corp.	824,049	12,912,848	1.5%
First Niagara Financial Group, Inc.	877,800	8,286,432	1.0%
FNF Group	230,816	8,537,884	1.0%
Kemper Corp.	184,254	7,102,992	0.8%
Lazard, Ltd., Class A	202,300	11,377,352	1.3%
Loews Corp.	209,100	8,052,441	0.9%
Marsh & McLennan Companies, Inc.	281,800	15,978,060	1.9%
Northern Trust Corp.	276,500	21,141,190	2.5%
PHH Corp. (I)	322,200	8,386,866	1.0%
Rayonier, Inc.	425,500	10,871,525	1.3%
The Macerich Company	94,400	7,042,240	0.8%
The Progressive Corp.	270,300	7,522,449	0.9%
Waddell & Reed Financial, Inc., Class A	140,600	6,651,786	0.8%
White Mountains Insurance Group, Ltd.	19,100	12,509,354	1.5%
OTHER SECURITIES		44,008,938	5.1%
		249,830,891
Health care - 11.6%
Hologic, Inc. (I)	492,500	18,744,550	2.2%
Hospira, Inc. (I)	320,400	28,422,684	3.3%
Quest Diagnostics, Inc.	153,600	11,139,072	1.3%
Select Medical Holdings Corp.	582,288	9,433,066	1.1%
Zoetis, Inc.	138,000	6,654,360	0.8%
OTHER SECURITIES		23,871,447	2.9%
		98,265,179
Industrials - 10.6%
C.H. Robinson Worldwide, Inc.	206,900	12,908,491	1.5%
Cintas Corp.	145,700	12,324,763	1.5%
KBR, Inc.	541,500	10,548,420	1.2%
Textron, Inc.	535,500	23,899,365	2.8%
OTHER SECURITIES		30,551,026	3.6%
		90,232,065
Information technology - 3.2%		26,872,682	3.2%
Materials - 8.1%
Louisiana-Pacific Corp. (I)	488,800	8,324,264	1.0%
Newmont Mining Corp.	367,000	8,573,120	1.0%
The Scotts Miracle-Gro Company, Class A	115,600	6,844,676	0.8%
Vulcan Materials Company	182,907	15,351,385	1.8%
OTHER SECURITIES		29,761,334	3.5%
		68,854,779
Telecommunication services - 0.7%		5,881,058	0.7%
Utilities - 5.5%
AES Corp.	808,000	10,714,080	1.3%
CenterPoint Energy, Inc.	351,200	6,683,336	0.8%
FirstEnergy Corp.	639,851	20,827,150	2.4%
OTHER SECURITIES		8,931,961	1.0%
		47,156,527
TOTAL COMMON STOCKS (Cost $657,581,351)		$786,989,455

CONVERTIBLE BONDS - 0.3%
Industrials - 0.3%		$2,873,798	0.3%
TOTAL CONVERTIBLE BONDS (Cost $2,827,543)		$2,873,798

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 3.2%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,751,519	$27,529,497	3.2%
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,529,484)		$27,529,497

SHORT-TERM INVESTMENTS - 6.7%
Money market funds - 6.7%
T. Rowe Price Reserve Investment Fund, 0.0722% (Y)	55,964,467	55,964,467	6.6%
OTHER SECURITIES		1,000,000	0.1%
		56,964,467
TOTAL SHORT-TERM INVESTMENTS (Cost $56,964,467)		$56,964,467
Total Investments (Mid Value Trust)
(Cost $744,902,845) - 102.8%		$874,357,217	102.8%
Other assets and liabilities, net - (2.8%)		(24,217,897)	(2.8)%
TOTAL NET ASSETS - 100.0%		$850,139,320	100.0%

Mutual Shares Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 86.1%
Consumer discretionary - 11.3%
CBS Corp., Class B	120,897	$6,709,784	1.1%
DIRECTV (I)	100,190	9,296,630	1.6%
General Motors Company	221,150	7,370,929	1.3%
Reed Elsevier PLC	446,427	7,254,741	1.2%
Time Warner Cable, Inc.	64,070	11,415,352	1.9%
Twenty-First Century Fox, Inc., Class B	311,586	10,039,301	1.7%
OTHER SECURITIES		14,649,003	2.5%
		66,735,740
Consumer staples - 10.0%
Altria Group, Inc.	119,721	5,855,554	1.0%
British American Tobacco PLC	172,636	9,295,154	1.6%
CVS Health Corp.	56,213	5,895,619	1.0%
Imperial Tobacco Group PLC	138,630	6,676,724	1.1%
PepsiCo, Inc.	70,596	6,589,431	1.1%
The Kroger Company	77,234	5,600,237	1.0%
Walgreens Boots Alliance, Inc.	81,194	6,856,021	1.2%
OTHER SECURITIES		11,748,230	2.0%
		58,516,970
Energy - 7.2%
Apache Corp.	97,529	5,620,596	1.0%
Baker Hughes, Inc.	106,327	6,560,376	1.1%
Marathon Oil Corp.	207,782	5,514,534	0.9%
Royal Dutch Shell PLC, A Shares	250,963	7,137,352	1.2%
OTHER SECURITIES		17,349,749	3.0%
		42,182,607
Financials - 22.1%
ACE, Ltd.	69,032	7,019,174	1.2%
Alleghany Corp. (I)	13,844	6,489,513	1.1%
American International Group, Inc.	183,535	11,346,134	1.9%
Barclays PLC	1,380,860	5,659,659	1.0%
CIT Group, Inc.	130,688	6,075,685	1.0%
Citigroup, Inc.	122,965	6,792,587	1.2%

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
JPMorgan Chase & Co.	129,810	$8,795,926	1.5%
MetLife, Inc.	129,240	7,236,148	1.2%
The Allstate Corp.	92,016	5,969,078	1.0%
The PNC Financial Services Group, Inc.	124,134	11,873,417	2.0%
White Mountains Insurance Group, Ltd.	20,381	13,348,332	2.3%
XL Group PLC	202,460	7,531,512	1.3%
OTHER SECURITIES		31,562,933	5.4%
		129,700,098
Health care - 12.2%
Eli Lilly & Company	152,236	12,710,184	2.2%
Hospira, Inc. (I)	94,766	8,406,692	1.4%
Medtronic PLC	199,749	14,801,401	2.5%
Merck & Company, Inc.	264,970	15,084,742	2.6%
Stryker Corp.	72,572	6,935,706	1.2%
Teva Pharmaceutical Industries, Ltd., ADR	180,931	10,693,022	1.8%
OTHER SECURITIES		2,820,582	0.5%
		71,452,329
Industrials - 4.0%
A.P. Moeller - Maersk A/S, Series B	3,645	6,590,308	1.1%
Caterpillar, Inc.	67,223	5,701,855	1.0%
OTHER SECURITIES		11,298,234	1.9%
		23,590,397
Information technology - 12.4%
Apple, Inc.	87,100	10,924,518	1.9%
Cisco Systems, Inc.	290,540	7,978,228	1.3%
Microsoft Corp.	342,098	15,103,627	2.6%
Nokia OYJ	500,813	3,414,021	0.6%
Nokia OYJ, ADR	400,898	2,746,151	0.5%
Symantec Corp.	361,620	8,407,665	1.4%
Xerox Corp.	573,884	6,106,126	1.0%
OTHER SECURITIES		18,144,050	3.1%
		72,824,386
Materials - 4.3%
International Paper Company	149,964	7,136,787	1.2%
MeadWestvaco Corp.	125,743	5,933,812	1.0%
OTHER SECURITIES		12,374,977	2.1%
		25,445,576
Telecommunication services - 2.0%
Vodafone Group PLC	2,123,006	7,744,497	1.3%
OTHER SECURITIES		4,098,525	0.7%
		11,843,022
Utilities - 0.6%		3,608,039	0.6%
TOTAL COMMON STOCKS (Cost $391,576,924)		$505,899,164

CORPORATE BONDS - 2.5%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,790,081	0.6%
OTHER SECURITIES		—	0.0%
		3,790,081
Energy - 0.4%		2,052,648	0.4%
Information technology - 1.0%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,668,593	0.3%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Information technology (continued)
Avaya, Inc.
10.500%, 03/01/2021 (S)	$5,070,000	$4,182,750	0.7%
		5,851,343
Materials - 0.1%		467,610	0.1%
Utilities - 0.4%
Texas Competitive Electric Holdings Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	2,518,080	0.4%
TOTAL CORPORATE BONDS (Cost $18,047,143)		$14,679,762

TERM LOANS (M) - 3.5%
Consumer discretionary - 2.3%
iHeartCommunications, Inc.
6.937%, 01/30/2019	4,025,467	3,709,299	0.7%
iHeartCommunications, Inc.
7.687%, 07/30/2019	1,293,886	1,209,514	0.2%
OTHER SECURITIES		8,310,169	1.4%
		13,228,982
Energy - 0.0%		95,844	0.0%
Information technology - 0.4%
Avaya, Inc.
4.687%, 10/26/2017	1,677,110	1,664,742	0.3%
Avaya, Inc.
6.500%, 03/30/2018	409,419	406,714	0.1%
		2,071,456
Materials - 0.1%		767,425	0.1%
Utilities - 0.7%
Texas Competitive Electric Holdings Company LLC
4.648%, 10/10/2017 (H)	7,466,240	4,274,422	0.7%
TOTAL TERM LOANS (Cost $23,736,597)		$20,438,129
Municipal bonds 0.3%		1,779,141	0.3%
TOTAL MUNICIPAL BONDS (Cost $2,309,446)		$1,779,141

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.7%		3,924,914	0.7%
TOTAL PREFERRED SECURITIES (Cost $4,401,941)		$3,924,914

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 0.1769% (W)(Y)	83,051	830,938	0.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $830,936)		$830,938

SHORT-TERM INVESTMENTS - 4.7%
U.S. Government - 4.7%
0.063%, 08/06/2015 *	$1,000,000	$1,000,002	0.2%
0.064%, 08/20/2015 *	3,500,000	3,499,990	0.6%
0.065%, 08/27/2015 *	5,000,000	5,000,020	0.9%
0.075%, 07/23/2015 *	2,000,000	1,999,994	0.4%
0.075%, 11/19/2015 *	6,000,000	5,999,292	1.0%
0.076%, 09/03/2015 *	2,000,000	1,999,946	0.3%
0.085%, 11/27/2015 *	2,000,000	1,999,772	0.3%
0.088%, 07/09/2015 *	2,500,000	2,500,005	0.4%
0.095%, 10/08/2015 *	2,500,000	2,499,845	0.4%

Mutual Shares Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
OTHER SECURITIES		$1,000,000	0.2%
		27,498,866
TOTAL SHORT-TERM INVESTMENTS (Cost $27,495,579)		$27,498,866
Total Investments (Mutual Shares Trust)
(Cost $468,398,566) - 97.9%		$575,050,914	97.9%
Other assets and liabilities, net - 2.1%		12,259,195	2.1%
TOTAL NET ASSETS - 100.0%		$587,310,109	100.0%

Real Estate Securities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.6%
Financials - 96.7%
Real estate investment trusts - 96.7%
Diversified REITs - 6.0%
American Assets Trust, Inc.	57,990	$2,273,788	0.6%
American Realty Capital Properties, Inc.	342,523	2,784,712	0.7%
Cousins Properties, Inc.	210,710	2,187,170	0.5%
Duke Realty Corp.	302,241	5,612,615	1.4%
Spirit Realty Capital, Inc.	907,370	8,774,268	2.2%
Store Capital Corp.	123,548	2,483,315	0.6%
OTHER SECURITIES		8,664	0.0%
		24,124,532
Health care REITs - 12.5%
HCP, Inc.	142,979	5,214,444	1.3%
Health Care REIT, Inc.	386,895	25,391,919	6.3%
Healthcare Trust of America, Inc., Class A	301,549	7,222,099	1.8%
LTC Properties, Inc.	96,100	3,997,760	1.0%
Medical Properties Trust, Inc.	308,128	4,039,558	1.0%
National Health Investors, Inc.	68,932	4,294,464	1.1%
		50,160,244
Hotel and resort REITs - 8.1%
Chesapeake Lodging Trust	151,244	4,609,917	1.2%
DiamondRock Hospitality Company	353,278	4,525,491	1.1%
Host Hotels & Resorts, Inc.	160,913	3,190,905	0.8%
Pebblebrook Hotel Trust	178,902	7,671,318	1.9%
Strategic Hotels & Resorts, Inc. (I)	513,081	6,218,542	1.6%
Sunstone Hotel Investors, Inc.	406,215	6,097,287	1.5%
		32,313,460
Industrial REITs - 5.8%
First Industrial Realty Trust, Inc.	160,583	3,007,720	0.8%
Prologis, Inc.	540,161	20,039,973	5.0%
		23,047,693
Office REITs - 15.3%
Alexandria Real Estate Equities, Inc.	55,111	4,820,008	1.2%
Boston Properties, Inc.	130,322	15,774,175	3.9%
Columbia Property Trust, Inc.	80,591	1,978,509	0.5%
CoreSite Realty Corp.	41,143	1,869,538	0.5%
DuPont Fabros Technology, Inc.	141,612	4,170,473	1.0%
Hudson Pacific Properties, Inc.	182,443	5,175,908	1.3%
Kilroy Realty Corp.	134,022	8,999,577	2.3%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Office REITs (continued)
Mack-Cali Realty Corp.	60,541	$1,115,771	0.3%
Paramount Group, Inc.	182,400	3,129,984	0.8%
Vornado Realty Trust	144,951	13,760,198	3.4%
OTHER SECURITIES		506,504	0.1%
		61,300,645
Residential REITs - 17.1%
American Residential Properties, Inc. (I)	122,960	2,274,760	0.6%
Apartment Investment & Management Company, Class A	251,027	9,270,427	2.3%
Camden Property Trust	117,128	8,700,268	2.2%
Equity LifeStyle Properties, Inc.	122,174	6,423,909	1.6%
Equity Residential	377,378	26,480,614	6.6%
Essex Property Trust, Inc.	58,481	12,427,213	3.1%
OTHER SECURITIES		3,077,524	0.7%
		68,654,715
Retail REITs - 24.6%
DDR Corp.	76,595	1,184,159	0.3%
Federal Realty Investment Trust	105,472	13,509,908	3.4%
General Growth Properties, Inc.	580,574	14,897,529	3.7%
Kimco Realty Corp.	600,029	13,524,654	3.4%
National Retail Properties, Inc.	247,678	8,671,207	2.2%
Pennsylvania Real Estate Investment Trust	100,318	2,140,786	0.5%
Retail Properties of America, Inc., Class A	179,311	2,497,802	0.6%
Simon Property Group, Inc.	194,197	33,599,965	8.4%
The Macerich Company	99,397	7,415,016	1.9%
OTHER SECURITIES		989,454	0.2%
		98,430,480
Specialized REITs - 7.3%
CubeSmart	311,677	7,218,439	1.8%
Extra Space Storage, Inc.	96,179	6,272,794	1.6%
Public Storage	69,621	12,836,024	3.2%
The GEO Group, Inc.	84,717	2,893,933	0.7%
		29,221,190
		387,252,959
Information technology - 0.9%
Internet software and services - 0.9%
Equinix, Inc.	14,909	3,786,886	0.9%
TOTAL COMMON STOCKS (Cost $414,941,852)		$391,039,845

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%		$1,053,000	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,053,000)		$1,053,000
Total Investments (Real Estate Securities Trust)
(Cost $415,994,852) - 97.9%		$392,092,845	97.9%
Other assets and liabilities, net - 2.1%		8,504,065	2.1%
TOTAL NET ASSETS - 100.0%		$400,596,910	100.0%

Science & Technology Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.3%
Consumer discretionary - 14.2%
Amazon.com, Inc. (I)	45,300	$19,664,277	3.9%
News Corp., Class A (I)	268,000	3,910,120	0.8%
Tesla Motors, Inc. (I)(L)	16,070	4,310,938	0.9%
The Priceline Group, Inc. (I)	13,830	15,923,447	3.1%
Vipshop Holdings, Ltd., ADR (I)	400,935	8,920,804	1.8%
OTHER SECURITIES		19,190,340	3.7%
		71,919,926
Financials - 0.7%
American Tower Corp.	38,900	3,628,981	0.7%
Health care - 3.0%
Intuitive Surgical, Inc. (I)	7,900	3,827,550	0.8%
Veeva Systems, Inc., Class A (I)	194,900	5,463,047	1.1%
OTHER SECURITIES		5,828,552	1.1%
		15,119,149
Industrials - 1.5%
Nidec Corp.	46,700	3,494,925	0.7%
OTHER SECURITIES		3,954,094	0.8%
		7,449,019
Information technology - 75.8%
Adobe Systems, Inc. (I)	52,400	4,244,924	0.8%
Alibaba Group Holding, Ltd., ADR (I)	113,920	9,372,198	1.9%
Altera Corp.	71,000	3,635,200	0.7%
Apple, Inc.	161,255	20,225,408	4.0%
Avago Technologies, Ltd.	37,110	4,933,032	1.0%
Baidu, Inc., ADR (I)	61,050	12,153,834	2.4%
CDW Corp.	103,300	3,541,124	0.7%
Cisco Systems, Inc.	160,970	4,420,236	0.9%
Cognizant Technology Solutions Corp., Class A (I)	103,150	6,301,434	1.2%
Criteo SA, ADR (I)	128,055	6,104,382	1.2%
Dealertrack Technologies, Inc. (I)	104,400	6,555,276	1.3%
Dell, Inc. (I)	458,900	6,948,568	1.4%
eBay, Inc. (I)	73,015	4,398,424	0.9%
Facebook, Inc., Class A (I)	134,460	11,531,962	2.3%
FireEye, Inc. (I)(L)	113,545	5,553,486	1.1%
Google, Inc., Class A (I)	15,130	8,170,805	1.6%
Google, Inc., Class C (I)	13,983	7,278,291	1.4%
Intuit, Inc.	52,060	5,246,086	1.0%
Lam Research Corp.	45,690	3,716,882	0.7%
LinkedIn Corp., Class A (I)	39,900	8,244,537	1.6%
MasterCard, Inc., Class A	47,255	4,417,397	0.9%
Microsoft Corp.	592,700	26,167,705	5.2%
NetEase, Inc., ADR	26,955	3,904,836	0.8%
Oracle Corp.	118,480	4,774,744	0.9%
Palo Alto Networks, Inc. (I)	64,980	11,352,006	2.2%
Red Hat, Inc. (I)	109,100	8,283,963	1.6%
salesforce.com, Inc. (I)	131,145	9,131,626	1.8%
SanDisk Corp.	156,200	9,093,964	1.8%
Seagate Technology PLC	133,300	6,331,750	1.3%
ServiceNow, Inc. (I)	126,240	9,380,894	1.9%
SK Hynix, Inc.	187,649	7,112,181	1.4%
Skyworks Solutions, Inc.	117,440	12,225,504	2.4%
Splunk, Inc. (I)	53,445	3,720,841	0.7%
Stratasys, Ltd. (I)(L)	144,200	5,036,906	1.0%
Tableau Software, Inc., Class A (I)	44,220	5,098,566	1.0%
Tencent Holdings, Ltd.	342,500	6,848,806	1.4%
Trimble Navigation, Ltd. (I)	178,600	4,189,956	0.8%
Visa, Inc., Class A	121,235	8,140,930	1.6%
Western Digital Corp.	86,350	6,771,567	1.3%

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information technology (continued)
OTHER SECURITIES		$88,174,502	17.7%
		382,734,733
Telecommunication services - 3.1%
SoftBank Corp.	182,500	10,749,794	2.1%
T-Mobile US, Inc. (I)	129,100	5,005,207	1.0%
		15,755,001
TOTAL COMMON STOCKS (Cost $451,110,103)		$496,606,809

PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.1%		592,288	0.1%
Information technology - 0.5%		2,444,697	0.5%
TOTAL PREFERRED SECURITIES (Cost $1,690,966)		$3,036,985

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral Trust, 0.1769% (W)(Y)	2,232,082	22,332,430	4.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $22,332,318)		$22,332,430

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.3%
T.Rowe Price Prime Reserve Fund, 0.0722% (Y)	5,276,978	5,276,978	1.1%
OTHER SECURITIES		1,024,364	0.2%
		6,301,342
Repurchase agreement - 0.2%		$1,109,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,410,342)		$7,410,342
Total Investments (Science & Technology Trust)
(Cost $482,543,729) - 104.8%		$529,386,566	104.8%
Other assets and liabilities, net - (4.8%)		(24,173,911)	(4.8)%
TOTAL NET ASSETS - 100.0%		$505,212,655	100.0%

Small Cap Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.5%
Consumer discretionary - 15.8%
CST Brands, Inc.	104,654	$4,087,785	0.8%
Diamond Resorts International, Inc. (I)	320,691	10,117,801	2.0%
GoPro, Inc., Class A (I)	111,080	5,856,138	1.2%
IMAX Corp. (I)	225,119	9,065,542	1.8%
Jack in the Box, Inc.	56,071	4,943,219	1.0%
Skechers U.S.A., Inc., Class A (I)	40,440	4,439,908	0.9%
Steven Madden, Ltd. (I)	134,984	5,774,616	1.2%
Texas Roadhouse, Inc.	131,621	4,926,574	1.0%
OTHER SECURITIES		29,343,836	5.9%
		78,555,419
Consumer staples - 1.4%		7,043,956	1.4%
Energy - 1.8%
RSP Permian, Inc. (I)	183,280	5,152,001	1.1%

Small Cap Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Energy (continued)
OTHER SECURITIES		$3,615,149	0.7%
		8,767,150
Financials - 9.2%
Associated Banc-Corp.	262,232	5,315,443	1.1%
HFF, Inc., Class A	117,009	4,882,786	1.0%
Kennedy-Wilson Holdings, Inc.	240,830	5,922,010	1.2%
Pebblebrook Hotel Trust	109,943	4,714,356	0.9%
PrivateBancorp, Inc.	118,973	4,737,505	0.9%
OTHER SECURITIES		20,238,004	4.1%
		45,810,104
Health care - 23.0%
Acadia Healthcare Company, Inc. (I)	101,960	7,986,527	1.6%
Anacor Pharmaceuticals, Inc. (I)	79,367	6,145,387	1.2%
DexCom, Inc. (I)	124,521	9,959,190	2.0%
Envision Healthcare Holdings, Inc. (I)	138,949	5,485,707	1.1%
HeartWare International, Inc. (I)	78,261	5,688,792	1.1%
Insulet Corp. (I)	230,648	7,146,628	1.4%
LDR Holding Corp. (I)	122,071	5,279,571	1.1%
Portola Pharmaceuticals, Inc. (I)	138,309	6,299,975	1.3%
TESARO, Inc. (I)	85,715	5,039,185	1.0%
Veeva Systems, Inc., Class A (I)(L)	272,733	7,644,706	1.5%
OTHER SECURITIES		47,755,367	9.7%
		114,431,035
Industrials - 14.5%
Acuity Brands, Inc.	32,045	5,767,459	1.2%
Advanced Drainage Systems, Inc.	172,251	5,052,122	1.0%
Generac Holdings, Inc. (L)	134,875	5,361,281	1.1%
HD Supply Holdings, Inc. (I)	156,520	5,506,374	1.1%
Landstar System, Inc.	108,093	7,228,179	1.4%
Masonite International Corp. (I)	121,709	8,533,018	1.7%
Swift Transportation Company (I)	245,541	5,566,414	1.1%
TriNet Group, Inc. (I)	162,432	4,117,651	0.8%
OTHER SECURITIES		25,101,225	5.1%
		72,233,723
Information technology - 24.9%
Arista Networks, Inc. (I)(L)	67,035	5,479,441	1.1%
Cognex Corp.	125,056	6,015,194	1.2%
CoStar Group, Inc. (I)	45,803	9,218,312	1.8%
Fleetmatics Group PLC (I)(L)	85,853	4,020,496	0.8%
HubSpot, Inc. (I)(L)	118,766	5,888,418	1.2%
MAXIMUS, Inc.	63,560	4,177,799	0.8%
Mellanox Technologies, Ltd. (I)	123,464	5,999,116	1.2%
Shutterstock, Inc. (I)(L)	83,069	4,871,166	1.0%
SunEdison, Inc. (I)	146,502	4,381,875	0.9%
Tyler Technologies, Inc. (I)	48,254	6,243,103	1.3%
Verint Systems, Inc. (I)	83,803	5,090,613	1.0%
Virtusa Corp. (I)	129,305	6,646,277	1.3%
WEX, Inc. (I)	50,171	5,717,989	1.1%
WNS Holdings, Ltd., ADR (I)	299,941	8,023,422	1.6%
OTHER SECURITIES		41,879,261	8.6%
		123,652,482
Materials - 4.9%
Graphic Packaging Holding Company	350,308	4,879,790	1.0%
Headwaters, Inc. (I)	469,499	8,554,272	1.7%
Platform Specialty Products Corp. (I)	32,433	829,636	0.2%
Platform Specialty Products Corp. (I)	41,845	1,070,395	0.2%

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Materials (continued)
Platform Specialty Products Corp. (I)	244,510	$6,254,566	1.2%
OTHER SECURITIES		2,991,728	0.6%
		24,580,387
TOTAL COMMON STOCKS (Cost $413,309,477)		$475,074,256

PREFERRED SECURITIES - 3.0%
Information technology - 3.0%		14,820,764	3.0%
TOTAL PREFERRED SECURITIES (Cost $10,615,912)		$14,820,764

SECURITIES LENDING COLLATERAL - 9.6%
John Hancock Collateral Trust, 0.1769% (W)(Y)	4,772,301	47,747,825	9.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $47,747,843)		$47,747,825

SHORT-TERM INVESTMENTS - 2.1%
Repurchase agreement - 2.1%
Societe Generale SA Tri-Party Repurchase Agreement dated 06/30/2015 at 0.130% to be repurchased at $10,700,039 on 07/01/2015, collateralized by $10,194,300 U.S. Treasury Notes, 0.875% - 3.125% due 05/15/2017 to 05/15/2019 (valued at $10,914,024, including interest),	$10,700,000	$10,700,000	2.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,700,000)		$10,700,000
Total Investments (Small Cap Growth Trust) (Cost $482,373,232) - 110.2%		$548,342,845	110.2%
Other assets and liabilities, net - (10.2%)		(50,683,288)	(10.2)%
TOTAL NET ASSETS - 100.0%		$497,659,557	100.0%

Small Cap Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.7%
Consumer discretionary - 13.9%
Burlington Stores, Inc. (I)	17,717	$907,110	0.2%
Houghton Mifflin Harcourt Company (I)	32,199	811,415	0.2%
Tenneco, Inc. (I)	14,229	817,314	0.2%
Vail Resorts, Inc.	8,528	931,258	0.2%
OTHER SECURITIES		61,056,601	13.1%
		64,523,698
Consumer staples - 3.0%
Casey’s General Stores, Inc.	9,112	872,383	0.2%
TreeHouse Foods, Inc. (I)	10,027	812,488	0.2%
OTHER SECURITIES		12,229,573	2.6%
		13,914,444
Energy - 3.7%
SemGroup Corp., Class A	10,287	817,611	0.2%

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
OTHER SECURITIES		$16,362,422	3.5%
		17,180,033
Financials - 23.1%
Bank of the Ozarks, Inc.	18,311	837,728	0.2%
CNO Financial Group, Inc.	45,742	839,366	0.2%
CubeSmart	38,860	899,998	0.2%
First American Financial Corp.	25,205	937,878	0.2%
Highwoods Properties, Inc.	21,396	854,770	0.2%
Investors Bancorp, Inc.	81,174	998,440	0.2%
LaSalle Hotel Properties	26,116	926,073	0.2%
MarketAxess Holdings, Inc.	8,790	815,448	0.2%
MGIC Investment Corp. (I)	80,084	911,356	0.2%
Prosperity Bancshares, Inc.	16,035	925,861	0.2%
Radian Group, Inc.	44,876	841,874	0.2%
RLJ Lodging Trust	30,524	909,005	0.2%
Stifel Financial Corp. (I)	15,833	914,197	0.2%
Umpqua Holdings Corp.	51,417	924,992	0.2%
Webster Financial Corp.	20,853	824,736	0.2%
OTHER SECURITIES		94,348,466	20.1%
		107,710,188
Health care - 15.5%
Cepheid, Inc. (I)	16,913	1,034,230	0.2%
Dyax Corp. (I)	34,423	912,210	0.2%
HealthSouth Corp.	21,299	981,032	0.2%
Neurocrine Biosciences, Inc. (I)	20,102	960,072	0.2%
PAREXEL International Corp. (I)	12,924	831,142	0.2%
STERIS Corp.	13,795	888,950	0.2%
Team Health Holdings, Inc. (I)	16,811	1,098,263	0.2%
Ultragenyx Pharmaceutical, Inc. (I)	8,466	866,834	0.2%
WellCare Health Plans, Inc. (I)	10,315	875,021	0.2%
West Pharmaceutical Services, Inc.	16,798	975,628	0.2%
OTHER SECURITIES		62,488,549	13.5%
		71,911,931
Industrials - 12.4%
HEICO Corp. (L)	4,735	276,051	0.1%
HEICO Corp., Class A	18,485	938,483	0.2%
Teledyne Technologies, Inc. (I)	8,174	862,439	0.2%
Woodward, Inc.	15,336	843,327	0.2%
OTHER SECURITIES		54,692,203	11.7%
		57,612,503
Information technology - 16.4%
Aspen Technology, Inc. (I)	20,027	912,230	0.2%
Belden, Inc.	9,988	811,325	0.2%
Cavium, Inc. (I)	12,953	891,296	0.2%
Dealertrack Technologies, Inc. (I)	12,907	810,431	0.2%
EPAM Systems, Inc. (I)	11,500	819,145	0.2%
FEI Company	9,732	807,075	0.2%
Guidewire Software, Inc. (I)	16,506	873,663	0.2%
Manhattan Associates, Inc. (I)	17,347	1,034,749	0.2%
MAXIMUS, Inc.	15,417	1,013,359	0.2%
Tyler Technologies, Inc. (I)	7,874	1,018,738	0.2%
Verint Systems, Inc. (I)	14,342	871,205	0.2%
OTHER SECURITIES		66,439,617	14.2%
		76,302,833
Materials - 3.8%
Berry Plastics Group, Inc. (I)	27,935	905,077	0.2%
PolyOne Corp.	20,801	814,775	0.2%
OTHER SECURITIES		16,063,664	3.4%
		17,783,516

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication services - 0.8%		$3,901,036	0.8%
Utilities - 3.1%
Dynegy, Inc. (I)	30,168	882,414	0.2%
OTHER SECURITIES		13,587,151	2.9%
		14,469,565
TOTAL COMMON STOCKS (Cost $308,475,841)		$445,309,747
Warrants 0.0%		522	0.0%
TOTAL WARRANTS (Cost $0)		$522

SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	3,184,754	31,864,098	6.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $31,863,944)		$31,864,098

SHORT-TERM INVESTMENTS - 4.2%
Repurchase agreement - 4.2%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $19,545,000 on 07/01/2015, collateralized by $19,865,000 U.S. Treasury Notes, 2.125% due 06/30/2022 (valued at $19,940,487, including interest)	$19,545,000	$19,545,000	4.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $19,545,000)		$19,545,000
Total Investments (Small Cap Index Trust) (Cost $359,884,785) - 106.7%		$496,719,367	106.7%
Other assets and liabilities, net - (6.7%)		(31,139,586)	(6.7)%
TOTAL NET ASSETS - 100.0%		$465,579,781	100.0%

Small Cap Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.6%
Consumer discretionary - 13.5%
Columbia Sportswear Company	24,444	$1,477,884	0.6%
Helen of Troy, Ltd. (I)	21,487	2,094,768	0.8%
Papa John’s International, Inc.	19,552	1,478,327	0.6%
Penske Automotive Group, Inc.	31,504	1,641,673	0.6%
The Michaels Companies, Inc. (I)	53,445	1,438,205	0.6%
OTHER SECURITIES		27,557,282	10.3%
		35,688,139
Consumer staples - 2.5%
Pinnacle Foods, Inc.	42,061	1,915,458	0.7%
OTHER SECURITIES		4,814,006	1.8%
		6,729,464
Energy - 5.6%
Scorpio Tankers, Inc.	144,944	1,462,485	0.6%
OTHER SECURITIES		13,237,632	5.0%
		14,700,117
Financials - 24.6%
American Financial Group, Inc.	34,026	2,213,051	0.8%

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Bank of the Ozarks, Inc.	34,119	$1,560,944	0.6%
E*TRADE Financial Corp. (I)	62,019	1,857,469	0.7%
East West Bancorp, Inc.	36,357	1,629,521	0.6%
Glacier Bancorp, Inc.	48,070	1,414,219	0.5%
IBERIABANK Corp.	20,605	1,405,879	0.5%
Janus Capital Group, Inc.	93,591	1,602,278	0.6%
Jones Lang LaSalle, Inc.	9,684	1,655,964	0.6%
PacWest Bancorp	32,914	1,539,059	0.6%
PrivateBancorp, Inc.	43,539	1,733,723	0.7%
StanCorp Financial Group, Inc.	22,099	1,670,905	0.6%
Synovus Financial Corp.	54,042	1,665,574	0.6%
Western Alliance Bancorp (I)	49,172	1,660,047	0.6%
OTHER SECURITIES		43,625,103	16.6%
		65,233,736
Health care - 10.7%
Affymetrix, Inc. (I)(L)	138,697	1,514,571	0.6%
Alere, Inc. (I)	33,785	1,782,159	0.7%
AMAG Pharmaceuticals, Inc. (I)	26,841	1,853,639	0.7%
Community Health Systems, Inc. (I)	31,788	2,001,690	0.8%
Hill-Rom Holdings, Inc.	27,474	1,492,662	0.6%
Impax Laboratories, Inc. (I)	35,086	1,611,149	0.6%
LifePoint Health, Inc. (I)	23,698	2,060,541	0.8%
Team Health Holdings, Inc. (I)	23,170	1,513,696	0.6%
OTHER SECURITIES		14,413,489	5.3%
		28,243,596
Industrials - 17.7%
Albany International Corp., Class A	37,439	1,490,072	0.6%
Apogee Enterprises, Inc.	38,118	2,006,532	0.8%
Dycom Industries, Inc. (I)	36,965	2,175,390	0.8%
EnerSys	25,224	1,772,995	0.7%
Mobile Mini, Inc.	39,286	1,651,583	0.6%
Old Dominion Freight Line, Inc. (I)	21,115	1,448,595	0.6%
Trex Company, Inc. (I)	28,324	1,400,055	0.5%
Waste Connections, Inc.	35,627	1,678,744	0.6%
OTHER SECURITIES		33,192,001	12.5%
		46,815,967
Information technology - 15.3%
ARRIS Group, Inc. (I)	53,837	1,647,412	0.6%
Blackbaud, Inc.	26,146	1,489,015	0.6%
CACI International, Inc., Class A (I)	19,247	1,556,890	0.6%
Cray, Inc. (I)	48,077	1,418,752	0.5%
DST Systems, Inc.	12,883	1,623,000	0.6%
Entegris, Inc. (I)	102,619	1,495,159	0.6%
Luxoft Holding, Inc. (I)	25,823	1,460,291	0.6%
MicroStrategy, Inc., Class A (I)	8,952	1,522,556	0.6%
Tech Data Corp. (I)	26,145	1,504,906	0.6%
OTHER SECURITIES		26,919,043	10.0%
		40,637,024
Materials - 6.7%
Graphic Packaging Holding Company	135,123	1,882,263	0.7%
Minerals Technologies, Inc.	24,733	1,685,059	0.6%
Sensient Technologies Corp.	21,145	1,445,049	0.6%
OTHER SECURITIES		12,772,956	4.8%
		17,785,327
Telecommunication services - 1.3%		3,434,733	1.3%
Utilities - 0.7%
UGI Corp.	40,801	1,405,594	0.6%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$434,754	0.1%
		1,840,348
TOTAL COMMON STOCKS (Cost $217,637,431)		$261,108,451
Warrants 0.0%		0	0.0%
TOTAL WARRANTS (Cost $855)		$0

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	1,007,423	10,079,468	3.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,079,452)		$10,079,468

SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional Liquid Reserves Fund, 0.1092% (Y)	2,004,333	2,004,333	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,004,333)		$2,004,333
Total Investments (Small Cap Opportunities Trust) (Cost $229,722,071) - 103.1%		$273,192,252	103.1%
Other assets and liabilities, net - (3.1%)		(8,273,379)	(3.1)%
TOTAL NET ASSETS - 100.0%		$264,918,873	100.0%

Small Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.1%
Consumer discretionary - 8.7%
Ascena Retail Group, Inc. (I)	739,050	$12,308,878	1.7%
Fred’s, Inc., Class A	630,182	12,156,211	1.7%
Helen of Troy, Ltd. (I)	199,330	19,432,673	2.7%
Stage Stores, Inc. (L)	476,309	8,349,697	1.2%
The Cato Corp., Class A	258,236	10,009,227	1.4%
OTHER SECURITIES		275,373	0.0%
		62,532,059
Consumer staples - 5.3%
C&C Group PLC	2,153,218	8,432,231	1.2%
Casey’s General Stores, Inc.	101,150	9,684,101	1.3%
Cranswick PLC	355,402	8,930,766	1.2%
Post Holdings, Inc. (I)	213,020	11,488,169	1.6%
		38,535,267
Energy - 6.8%
RSP Permian, Inc. (I)	359,470	10,104,702	1.4%
Scorpio Tankers, Inc.	1,440,880	14,538,479	2.0%
SEACOR Holdings, Inc. (I)	133,868	9,496,596	1.3%
OTHER SECURITIES		14,545,200	2.1%
		48,684,977
Financials - 19.8%
First Midwest Bancorp, Inc.	652,801	12,383,635	1.7%
Hancock Holding Company	250,070	7,979,734	1.1%
International Bancshares Corp.	493,104	13,249,704	1.8%
MB Financial, Inc.	287,388	9,897,643	1.4%
Northwest Bancshares, Inc.	840,980	10,781,364	1.5%
Primerica, Inc.	227,130	10,377,570	1.4%

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Webster Financial Corp.	439,250	$17,372,338	2.4%
OTHER SECURITIES		60,831,217	8.5%
		142,873,205
Health care - 12.6%
Allscripts Healthcare Solutions, Inc. (I)	787,140	10,768,075	1.5%
Amsurg Corp. (I)	148,950	10,419,053	1.4%
Charles River Laboratories International, Inc. (I)	189,670	13,341,388	1.8%
Haemonetics Corp. (I)	220,390	9,115,330	1.3%
ICU Medical, Inc. (I)	106,946	10,230,454	1.4%
MedAssets, Inc. (I)	376,460	8,304,708	1.2%
Phibro Animal Health Corp., Class A	223,690	8,710,489	1.2%
STERIS Corp.	177,280	11,423,923	1.6%
OTHER SECURITIES		8,444,016	1.2%
		90,757,436
Industrials - 26.6%
ACCO Brands Corp. (I)	1,142,670	8,878,546	1.2%
Albany International Corp., Class A	375,534	14,946,253	2.1%
Cubic Corp.	294,470	14,010,883	1.9%
ESCO Technologies, Inc.	248,862	9,309,927	1.3%
Essendant, Inc.	346,148	13,586,309	1.9%
FTI Consulting, Inc. (I)	263,150	10,852,306	1.5%
G&K Services, Inc., Class A	256,120	17,708,137	2.5%
GATX Corp.	222,760	11,839,694	1.6%
Matthews International Corp., Class A	233,820	12,425,195	1.7%
Mueller Industries, Inc.	530,330	18,413,058	2.6%
SP Plus Corp. (I)	450,818	11,770,858	1.6%
TriMas Corp. (I)	255,011	7,548,326	1.1%
OTHER SECURITIES		40,192,556	5.6%
		191,482,048
Information technology - 9.6%
Belden, Inc.	268,629	21,820,734	3.0%
Coherent, Inc. (I)	118,930	7,549,676	1.0%
Diebold, Inc.	320,560	11,219,600	1.6%
Forrester Research, Inc.	264,273	9,519,113	1.3%
Micrel, Inc.	525,728	7,307,619	1.0%
ScanSource, Inc. (I)	293,260	11,161,476	1.6%
OTHER SECURITIES		759,462	0.1%
		69,337,680
Materials - 5.8%
Deltic Timber Corp.	147,666	9,988,128	1.4%
Innospec, Inc.	161,720	7,283,869	1.0%
Sensient Technologies Corp.	197,530	13,499,200	1.9%
OTHER SECURITIES		10,850,513	1.5%
		41,621,710
Utilities - 2.9%
The Laclede Group, Inc.	157,930	8,221,836	1.2%
WGL Holdings, Inc.	137,940	7,488,763	1.0%
OTHER SECURITIES		5,221,638	0.7%
		20,932,237
TOTAL COMMON STOCKS (Cost $499,847,679)		$706,756,619

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 0.1769% (W)(Y)	80,806	$808,484	0.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $808,484)		$808,484

SHORT-TERM INVESTMENTS - 2.6%
Repurchase agreement - 2.6%
Bank of America Tri-Party Repurchase Agreement dated 06/30/2015 at 0.120% to be repurchased at $18,300,061 on 07/01/2015, collateralized by $4,000,000 Federal National Mortgage Association, 0.000% due 01/15/2030 (valued at $2,373,240, including interest), $3,400,000 First Central Savings Bank, 3.000% due 09/13/2027 (valued at $3,281,873, including interest) and $13,360,000 Federal Home Loan Bank, 2.900% - 4.000% due 08/16/2027 - 12/08/2034 (valued at $13,011,542, including interest)	$18,300,000	$18,300,000	2.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $18,300,000)		$18,300,000
Total Investments (Small Cap Value Trust) (Cost $518,956,163) - 100.8%		$725,865,103	100.8%
Other assets and liabilities, net - (0.8%)		(5,417,111)	(0.8)%
TOTAL NET ASSETS - 100.0%		$720,447,992	100.0%

Small Company Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.8%
Consumer discretionary - 15.6%
Carter’s, Inc.	9,450	$1,004,535	0.8%
Domino’s Pizza, Inc.	8,882	1,007,219	0.8%
Dunkin’ Brands Group, Inc.	18,848	1,036,640	0.8%
G-III Apparel Group, Ltd. (I)	23,762	1,671,657	1.3%
IMAX Corp. (I)	25,459	1,025,234	0.8%
Jack in the Box, Inc.	12,810	1,129,330	0.9%
Pool Corp.	14,194	996,130	0.8%
Steven Madden, Ltd. (I)	26,085	1,115,916	0.9%
OTHER SECURITIES		10,675,184	8.5%
		19,661,845
Consumer staples - 1.2%		1,540,383	1.2%
Energy - 3.6%		4,513,763	3.6%
Financials - 8.1%
SVB Financial Group (I)	9,033	1,300,571	1.0%
OTHER SECURITIES		8,834,516	7.1%
		10,135,087
Health care - 25.2%
Alnylam Pharmaceuticals, Inc. (I)	8,636	1,035,197	0.8%
Chemed Corp. (L)	10,749	1,409,194	1.1%
Community Health Systems, Inc. (I)	20,825	1,311,350	1.0%
DexCom, Inc. (I)	20,514	1,640,710	1.3%

Small Company Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
Exact Sciences Corp. (I)(L)	52,815	$1,570,718	1.2%
HealthSouth Corp.	24,020	1,106,361	0.9%
Hill-Rom Holdings, Inc.	19,677	1,069,051	0.9%
Incyte Corp., Ltd. (I)	11,012	1,147,561	0.9%
KYTHERA Biopharmaceuticals, Inc. (I)	13,243	997,330	0.8%
Neurocrine Biosciences, Inc. (I)	22,227	1,061,562	0.8%
NuVasive, Inc. (I)	23,578	1,117,126	0.9%
PAREXEL International Corp. (I)	17,330	1,114,492	0.9%
Sirona Dental Systems, Inc. (I)	10,687	1,073,189	0.9%
VCA, Inc. (I)	29,118	1,584,165	1.3%
VWR Corp. (I)	37,249	995,666	0.8%
OTHER SECURITIES		13,424,323	10.7%
		31,657,995
Industrials - 15.3%
Acuity Brands, Inc.	8,315	1,496,534	1.2%
AO Smith Corp.	15,272	1,099,279	0.9%
CEB, Inc.	12,072	1,050,988	0.8%
Forward Air Corp.	19,349	1,011,179	0.8%
ITT Corp.	25,215	1,054,996	0.8%
Knight Transportation, Inc.	38,850	1,038,849	0.8%
TransDigm Group, Inc. (I)	4,574	1,027,641	0.8%
WABCO Holdings, Inc. (I)	10,117	1,251,675	1.0%
Wabtec Corp.	12,070	1,137,477	0.9%
Watsco, Inc.	8,957	1,108,339	0.9%
OTHER SECURITIES		8,009,266	6.4%
		19,286,223
Information technology - 25.4%
ARRIS Group, Inc. (I)	39,503	1,208,792	1.0%
Aspen Technology, Inc. (I)	23,559	1,073,112	0.9%
Atmel Corp.	119,042	1,173,159	0.9%
Cavium, Inc. (I)	16,743	1,152,086	0.9%
Cognex Corp.	20,977	1,008,994	0.8%
CoStar Group, Inc. (I)	7,840	1,577,878	1.3%
EPAM Systems, Inc. (I)	20,624	1,469,048	1.2%
Guidewire Software, Inc. (I)	19,281	1,020,543	0.8%
Manhattan Associates, Inc. (I)	49,545	2,955,359	2.3%
Mentor Graphics Corp.	37,913	1,002,041	0.8%
MicroStrategy, Inc., Class A (I)	6,322	1,075,246	0.9%
Qlik Technologies, Inc. (I)	30,931	1,081,348	0.9%
The Ultimate Software Group, Inc. (I)	6,317	1,038,136	0.8%
OTHER SECURITIES		15,174,212	11.9%
		32,009,954
Materials - 2.6%
PolyOne Corp.	27,542	1,078,820	0.8%
OTHER SECURITIES		2,242,664	1.8%
		3,321,484
Telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	14,778	1,699,027	1.4%
Utilities - 0.4%		496,666	0.4%
TOTAL COMMON STOCKS (Cost $91,901,505)		$124,322,427

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	474,103	$4,743,500	3.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,743,476)		$4,743,500

SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
State Street Institutional Liquid Reserves Fund, 0.1092% (Y)	1,545,618	1,545,618	1.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,545,618)		$1,545,618
Total Investments (Small Company Growth Trust) (Cost $98,190,599) - 103.8%		$130,611,545	103.8%
Other assets and liabilities, net - (3.8%)		(4,746,207)	(3.8)%
TOTAL NET ASSETS - 100.0%		$125,865,338	100.0%

Small Company Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.4%
Consumer discretionary - 12.0%
Aaron’s, Inc.	125,200	$4,533,492	1.4%
Culp, Inc.	74,200	2,300,200	0.7%
Dorman Products, Inc. (I)(L)	48,700	2,321,042	0.7%
Drew Industries, Inc.	51,000	2,959,020	0.9%
Meritage Homes Corp. (I)	60,600	2,853,654	0.9%
Pool Corp.	41,200	2,891,416	0.9%
OTHER SECURITIES		22,442,030	6.5%
		40,300,854
Consumer staples - 3.3%
Post Holdings, Inc. (I)	47,200	2,545,496	0.8%
PriceSmart, Inc.	30,700	2,801,068	0.8%
SpartanNash Company	83,520	2,717,741	0.8%
OTHER SECURITIES		3,003,294	0.9%
		11,067,599
Energy - 5.2%
Matador Resources Company (I)	98,600	2,465,000	0.7%
OTHER SECURITIES		15,168,875	4.5%
		17,633,875
Financials - 29.6%
Acadia Realty Trust	88,800	2,584,968	0.8%
Columbia Banking System, Inc.	88,900	2,892,806	0.9%
East West Bancorp, Inc.	134,200	6,014,844	1.8%
Glacier Bancorp, Inc.	119,900	3,527,458	1.0%
Home BancShares, Inc.	179,500	6,562,520	1.9%
Kilroy Realty Corp.	35,000	2,350,250	0.7%
LaSalle Hotel Properties	82,900	2,939,634	0.9%
ProAssurance Corp.	127,300	5,882,533	1.7%
Radian Group, Inc.	127,100	2,384,396	0.7%
Signature Bank (I)	22,400	3,279,136	1.0%
SVB Financial Group (I)	39,100	5,629,618	1.7%
Wintrust Financial Corp.	70,400	3,757,952	1.1%
OTHER SECURITIES		51,561,109	15.4%
		99,367,224
Health care - 7.0%
Atrion Corp.	6,200	2,432,322	0.7%

Small Company Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
Halyard Health, Inc. (I)	69,900	$2,830,950	0.8%
National HealthCare Corp.	40,250	2,615,848	0.8%
West Pharmaceutical Services, Inc.	85,400	4,960,032	1.5%
OTHER SECURITIES		10,789,501	3.2%
		23,628,653
Industrials - 20.1%
Beacon Roofing Supply, Inc. (I)	139,800	4,644,156	1.4%
Comfort Systems USA, Inc.	94,400	2,166,480	0.6%
ESCO Technologies, Inc.	68,600	2,566,326	0.8%
G&K Services, Inc., Class A	46,600	3,221,924	1.0%
Genesee & Wyoming, Inc., Class A (I)	63,500	4,837,430	1.4%
Kirby Corp. (I)	31,300	2,399,458	0.7%
Landstar System, Inc.	76,000	5,082,120	1.5%
Matthews International Corp., Class A	61,900	3,289,366	1.0%
McGrath RentCorp.	110,730	3,369,514	1.0%
MSA Safety, Inc.	45,800	2,221,758	0.7%
Nordson Corp.	32,400	2,523,636	0.7%
US Ecology, Inc.	47,000	2,289,840	0.7%
OTHER SECURITIES		29,075,654	8.6%
		67,687,662
Information technology - 9.4%
Belden, Inc.	51,100	4,150,853	1.2%
Cabot Microelectronics Corp. (I)	60,500	2,850,155	0.9%
Littelfuse, Inc.	41,500	3,937,935	1.2%
SYNNEX Corp.	55,200	4,040,088	1.2%
OTHER SECURITIES		16,601,286	4.9%
		31,580,317
Materials - 5.8%
Clearwater Paper Corp. (I)	45,000	2,578,500	0.8%
Innospec, Inc.	101,500	4,571,560	1.4%
Minerals Technologies, Inc.	49,000	3,338,370	1.0%
OTHER SECURITIES		8,914,944	2.6%
		19,403,374
Utilities - 5.0%
El Paso Electric Company	69,500	2,408,870	0.7%
NorthWestern Corp.	52,100	2,539,875	0.8%
PNM Resources, Inc.	97,000	2,386,200	0.7%
Southwest Gas Corp.	51,800	2,756,278	0.8%
OTHER SECURITIES		6,742,065	2.0%
		16,833,288
TOTAL COMMON STOCKS (Cost $226,738,066)		$327,502,846
Exchange-traded funds 0.2%		693,328	0.2%
TOTAL EXCHANGE-TRADED FUNDS (Cost $403,071)		$693,328

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust, 0.1769% (W)(Y)	676,344	6,766,953	2.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,766,977)		$6,766,953

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
T.Rowe Price Reserve Investment Fund, 0.0722% (Y)	7,437,467	7,437,467	2.2%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
OTHER SECURITIES		$93,952	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,531,419)		$7,531,419
Total Investments (Small Company Value Trust) (Cost $241,439,533) - 101.9%		$342,494,546	101.9%
Other assets and liabilities, net - (1.9%)		(6,326,385)	(1.9)%
TOTAL NET ASSETS - 100.0%		$336,168,161	100.0%

Strategic Equity Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.5%
Consumer discretionary - 12.5%
Amazon.com, Inc. (I)	123,950	$53,805,456	0.5%
Comcast Corp., Class A	815,826	49,063,776	0.5%
The Home Depot, Inc.	421,643	46,857,187	0.5%
The Walt Disney Company	506,678	57,832,227	0.6%
Toyota Motor Corp.	697,652	46,684,967	0.5%
OTHER SECURITIES		1,093,330,861	9.9%
		1,347,574,474
Consumer staples - 8.9%
Altria Group, Inc.	638,319	31,220,182	0.3%
CVS Health Corp.	366,263	38,413,663	0.4%
Nestle SA	822,812	59,366,381	0.6%
PepsiCo, Inc.	479,128	44,721,808	0.4%
Philip Morris International, Inc.	502,885	40,316,290	0.4%
The Coca-Cola Company	1,273,370	49,954,305	0.5%
The Procter & Gamble Company	880,567	68,895,562	0.7%
Wal-Mart Stores, Inc.	512,267	36,335,098	0.3%
OTHER SECURITIES		590,471,953	5.3%
		959,695,242
Energy - 6.4%
Chevron Corp.	610,441	58,889,243	0.6%
Exxon Mobil Corp.	1,357,244	112,922,701	1.1%
Royal Dutch Shell PLC, A Shares	993,735	28,097,005	0.3%
Royal Dutch Shell PLC, B Shares	622,706	17,728,756	0.2%
Schlumberger, Ltd.	412,153	35,523,467	0.3%
OTHER SECURITIES		433,459,724	3.9%
		686,620,896
Financials - 19.8%
Bank of America Corp.	3,408,851	58,018,644	0.6%
Berkshire Hathaway, Inc., Class B (I)	591,971	80,573,173	0.8%
Citigroup, Inc.	984,749	54,397,535	0.5%
HSBC Holdings PLC	4,903,416	43,907,183	0.4%
JPMorgan Chase & Co.	1,204,536	81,619,359	0.8%
State Street Corp.	133,749	10,298,673	0.1%
Wells Fargo & Company	1,520,884	85,534,516	0.8%
OTHER SECURITIES		1,712,895,937	15.8%
		2,127,245,020
Health care - 13.2%
AbbVie, Inc.	558,168	37,503,308	0.4%
Allergan PLC (I)	127,388	38,657,162	0.4%
Amgen, Inc.	246,802	37,889,043	0.4%
Bristol-Myers Squibb Company	541,065	36,002,465	0.3%

Strategic Equity Allocation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
Gilead Sciences, Inc.	477,038	$55,851,609	0.5%
Johnson & Johnson	900,116	87,725,305	0.8%
Medtronic PLC	462,623	34,280,364	0.3%
Merck & Company, Inc.	917,023	52,206,119	0.5%
Novartis AG	586,932	57,730,898	0.6%
Pfizer, Inc.	1,998,617	67,013,628	0.6%
Roche Holding AG	179,267	50,264,929	0.5%
UnitedHealth Group, Inc.	308,996	37,697,512	0.4%
OTHER SECURITIES		829,012,318	7.5%
		1,421,834,660
Industrials - 11.0%
3M Company	205,935	31,775,771	0.3%
General Electric Company	3,270,388	86,894,209	0.8%
OTHER SECURITIES		1,064,299,329	9.9%
		1,182,969,309
Information technology - 14.1%
Apple, Inc.	1,870,033	234,548,889	2.2%
Cisco Systems, Inc.	1,650,853	45,332,423	0.4%
Facebook, Inc., Class A (I)	683,664	58,634,443	0.6%
Google, Inc., Class A (I)	92,902	50,170,796	0.5%
Google, Inc., Class C (I)	93,166	48,493,835	0.5%
IBM Corp.	297,276	48,354,914	0.5%
Intel Corp.	1,539,857	46,834,751	0.5%
Microsoft Corp.	2,625,932	115,934,898	1.1%
Oracle Corp.	1,034,886	41,705,906	0.4%
QUALCOMM, Inc.	528,974	33,129,642	0.3%
Visa, Inc., Class A	627,399	42,129,843	0.4%
OTHER SECURITIES		749,118,650	6.7%
		1,514,388,990
Materials - 4.7%		499,965,400	4.7%
Telecommunication services - 2.8%
AT&T, Inc.	1,685,544	59,870,523	0.6%
Verizon Communications, Inc.	1,323,861	61,705,161	0.6%
OTHER SECURITIES		179,598,355	1.6%
		301,174,039
Utilities - 3.1%		334,157,354	3.1%
TOTAL COMMON STOCKS (Cost $8,053,934,251)		$10,375,625,384

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%		14,089,494	0.1%
Consumer staples - 0.1%		5,101,452	0.1%
TOTAL PREFERRED SECURITIES (Cost $15,773,809)		$19,190,946
Rights 0.0%		123,019	0.0%
TOTAL RIGHTS (Cost $57,649)		$123,019
Warrants 0.0%		114,638	0.0%
TOTAL WARRANTS (Cost $0)		$114,638

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	8,407,139	$84,115,103	0.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $84,113,893)		$84,115,103

SHORT-TERM INVESTMENTS - 2.7%

Repurchase agreement - 2.7%
Repurchase Agreement with State Street Corp. dated 6/30/2015 at 0.000% to be repurchased at $293,360,000 on 07/01/2015, collateralized by $298,115,000 U.S. Treasury Notes, 2.125% due 6/30/2022 (valued at $299,247,837, including interest)	$293,360,000	$293,360,000	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $293,360,000)		$293,360,000
Total Investments (Strategic Equity Allocation Trust) (Cost $8,447,239,602) - 100.2%		$10,772,529,090	100.2%
Other assets and liabilities, net - (0.2%)		(23,724,230)	(0.2)%
TOTAL NET ASSETS - 100.0%		$10,748,804,860	100.0%

Total Stock Market Index Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.8%
Consumer discretionary - 13.4%
Amazon.com, Inc. (I)	11,063	$4,802,338	0.8%
Comcast Corp., Class A	60,359	3,629,990	0.6%
NIKE, Inc., Class B	20,588	2,223,916	0.4%
The Home Depot, Inc.	31,382	3,487,482	0.6%
The Walt Disney Company	40,475	4,619,817	0.8%
OTHER SECURITIES		62,085,926	10.2%
		80,849,469
Consumer staples - 8.4%
Altria Group, Inc.	46,917	2,294,710	0.4%
CVS Health Corp.	26,785	2,809,211	0.5%
PepsiCo, Inc.	35,324	3,297,142	0.6%
Philip Morris International, Inc.	36,912	2,959,235	0.5%
The Coca-Cola Company	104,109	4,084,196	0.7%
The Procter & Gamble Company	64,365	5,035,918	0.8%
Wal-Mart Stores, Inc.	76,793	5,446,927	0.9%
OTHER SECURITIES		24,862,023	4.0%
		50,789,362
Energy - 8.1%
Chevron Corp.	44,769	4,318,865	0.7%
Exxon Mobil Corp.	99,927	8,313,926	1.4%
Schlumberger, Ltd.	30,464	2,625,692	0.4%
OTHER SECURITIES		33,864,739	5.6%
		49,123,222
Financials - 17.4%
Bank of America Corp.	250,930	4,270,829	0.7%
Berkshire Hathaway, Inc., Class B (I)	57,603	7,840,344	1.3%
Citigroup, Inc.	72,334	3,995,730	0.7%
JPMorgan Chase & Co.	88,821	6,018,511	1.0%

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
State Street Corp.	9,811	$755,447	0.1%
Wells Fargo & Company	122,714	6,901,435	1.2%
OTHER SECURITIES		75,843,856	12.4%
		105,626,152
Health care - 13.4%
AbbVie, Inc.	40,992	2,754,264	0.5%
Allergan PLC (I)	9,023	2,738,120	0.5%
Amgen, Inc.	18,083	2,776,102	0.5%
Biogen, Inc. (I)	5,591	2,258,429	0.4%
Bristol-Myers Squibb Company	39,613	2,635,849	0.5%
Celgene Corp. (I)	19,088	2,209,150	0.4%
Eli Lilly & Company	26,475	2,210,398	0.4%
Gilead Sciences, Inc.	35,478	4,153,764	0.7%
Johnson & Johnson	66,261	6,457,797	1.1%
Merck & Company, Inc.	67,633	3,850,347	0.7%
Pfizer, Inc.	146,070	4,897,727	0.8%
UnitedHealth Group, Inc.	22,717	2,771,474	0.5%
OTHER SECURITIES		41,697,574	6.4%
		81,410,995
Industrials - 10.0%
3M Company	15,124	2,333,633	0.4%
General Electric Company	239,980	6,376,269	1.1%
The Boeing Company	16,781	2,327,860	0.4%
United Technologies Corp.	21,623	2,398,639	0.4%
OTHER SECURITIES		47,085,028	7.7%
		60,521,429
Information technology - 18.3%
Apple, Inc.	138,707	17,397,325	2.9%
Cisco Systems, Inc.	121,634	3,340,070	0.6%
Facebook, Inc., Class A (I)	66,665	5,717,524	1.0%
Google, Inc., Class C (I)	16,256	8,461,411	1.4%
IBM Corp.	23,551	3,830,806	0.7%
Intel Corp.	112,806	3,430,994	0.6%
MasterCard, Inc., Class A	27,372	2,558,735	0.4%
Microsoft Corp.	195,424	8,627,970	1.4%
Oracle Corp.	105,589	4,255,237	0.7%
QUALCOMM, Inc.	39,325	2,462,925	0.4%
Visa, Inc., Class A	72,669	4,879,723	0.8%
OTHER SECURITIES		45,539,833	7.4%
		110,502,553
Materials - 3.2%		19,480,238	3.2%
Telecommunication services - 2.0%
AT&T, Inc.	123,704	4,393,909	0.7%
Verizon Communications, Inc.	98,999	4,614,343	0.8%
OTHER SECURITIES		3,208,082	0.5%
		12,216,334
Utilities - 2.6%		15,815,776	2.6%
TOTAL COMMON STOCKS (Cost $342,544,411)		$586,335,530

CORPORATE BONDS - 0.0%
Financials - 0.0%		$2,758	0.0%
TOTAL CORPORATE BONDS (Cost $2,680)		$2,758
Rights 0.0%		0	0.0%
TOTAL RIGHTS (Cost $13,307)		$0
Warrants 0.0%		313	0.0%
TOTAL WARRANTS (Cost $18,985)		$313

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral Trust, 0.1769% (W)(Y)	893,590	$8,940,545	1.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,940,559)		$8,940,545

SHORT-TERM INVESTMENTS - 3.1%
Repurchase agreement - 3.1%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $18,997,000 on 07/01/2015, collateralized by $19,160,000 U.S. Treasury Notes, 2.000% - 2.750% due 06/30/2022 - 8/15/2024 (valued at $19,380,463, including interest)	$18,997,000	$18,997,000	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $18,997,000)		$18,997,000
Total Investments (Total Stock Market Index Trust) (Cost $370,516,942) - 101.4%		$614,276,146	101.4%
Other assets and liabilities, net - (1.4%)		(8,351,937)	(1.4)%
TOTAL NET ASSETS - 100.0%		$605,924,209	100.0%

U.S. Equity Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.5%
Consumer discretionary - 8.7%
Amazon.com, Inc. (I)	69,271	$30,069,848	3.9%
McDonald’s Corp.	47,651	4,530,178	0.6%
NIKE, Inc., Class B	59,820	6,461,756	0.8%
TripAdvisor, Inc. (I)	82,400	7,180,336	0.9%
OTHER SECURITIES		18,729,318	2.5%
		66,971,436
Consumer staples - 17.0%
Colgate-Palmolive Company	130,180	8,515,074	1.1%
Costco Wholesale Corp.	39,000	5,267,340	0.7%
CVS Health Corp.	84,700	8,883,336	1.1%
PepsiCo, Inc.	72,876	6,802,246	0.9%
Philip Morris International, Inc.	274,584	22,013,399	2.9%
The Coca-Cola Company	496,100	19,462,003	2.5%
The Procter & Gamble Company	381,500	29,848,560	3.9%
Wal-Mart Stores, Inc.	191,080	13,553,304	1.8%
OTHER SECURITIES		16,071,982	2.1%
		130,417,244
Energy - 9.7%
Chevron Corp.	337,171	32,526,886	4.3%
ConocoPhillips	177,400	10,894,134	1.4%
Exxon Mobil Corp.	158,400	13,178,880	1.7%
Occidental Petroleum Corp.	95,935	7,460,865	1.0%
OTHER SECURITIES		10,100,666	1.3%
		74,161,431
Financials - 2.8%
American Express Company	122,800	9,544,016	1.2%
JPMorgan Chase & Co.	180,600	12,237,456	1.6%
		21,781,472

U.S. Equity Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care - 19.6%
Abbott Laboratories	225,301	$11,057,773	1.4%
Amgen, Inc.	40,100	6,156,152	0.8%
Biogen, Inc. (I)	9,234	3,729,982	0.5%
Express Scripts Holding Company (I)	251,009	22,324,740	2.9%
Johnson & Johnson	347,300	33,847,858	4.4%
Medtronic PLC	169,339	12,548,020	1.6%
Pfizer, Inc.	183,000	6,135,990	0.8%
Stryker Corp.	52,000	4,969,640	0.6%
UnitedHealth Group, Inc.	136,322	16,631,284	2.2%
OTHER SECURITIES		33,338,423	4.4%
		150,739,862
Industrials - 8.6%
3M Company	91,500	14,118,450	1.8%
Danaher Corp.	102,000	8,730,180	1.1%
Honeywell International, Inc.	71,000	7,239,870	1.0%
Illinois Tool Works, Inc.	58,141	5,336,762	0.7%
Precision Castparts Corp.	18,500	3,697,595	0.5%
United Technologies Corp.	36,521	4,051,275	0.5%
WABCO Holdings, Inc. (I)	43,600	5,394,192	0.7%
OTHER SECURITIES		17,735,591	2.3%
		66,303,915
Information technology - 31.0%
Accenture PLC, Class A	79,500	7,694,010	1.0%
Apple, Inc.	251,120	31,496,726	4.1%
Cisco Systems, Inc.	892,219	24,500,334	3.2%
Cognizant Technology Solutions Corp., Class A (I)	69,400	4,239,646	0.5%
eBay, Inc. (I)	98,411	5,928,279	0.8%
EMC Corp.	233,700	6,167,343	0.8%
Google, Inc., Class A (I)	49,617	26,795,165	3.5%
Google, Inc., Class C (I)	5,443	2,833,136	0.4%
IBM Corp.	57,202	9,304,477	1.2%
Microsoft Corp.	737,136	32,544,554	4.2%
Oracle Corp.	653,639	26,341,652	3.4%
QUALCOMM, Inc.	231,002	14,467,655	1.9%
Teradata Corp. (I)	97,400	3,603,800	0.5%
Ubiquiti Networks, Inc. (L)	146,544	4,676,952	0.6%
Yahoo!, Inc. (I)	361,700	14,211,193	1.8%
OTHER SECURITIES		23,247,571	3.1%
		238,052,493
Materials - 1.1%
Monsanto Company	53,400	5,691,906	0.8%
OTHER SECURITIES		2,416,720	0.3%
		8,108,626
TOTAL COMMON STOCKS (Cost $675,621,076)		$756,536,479
Rights 0.0%		335	0.0%
TOTAL RIGHTS (Cost $1,554)		$335

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral Trust, 0.1769% (W)(Y)	698,092	$6,984,547	0.9%
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,984,526)		$6,984,547

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
State Street Institutional Treasury Money Market Fund, 0.0000% (Y)	10,116,989	10,116,989	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,116,989)		$10,116,989
Total Investments (U.S. Equity Trust)
(Cost $692,724,145) - 100.7%		$773,638,350	100.7%
Other assets and liabilities, net - (0.7%)		(5,750,501)	(0.7)%
TOTAL NET ASSETS - 100.0%		$767,887,849	100.0%

Utilities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 91.5%
Consumer discretionary - 8.0%
Altice SA (I)	26,517	$3,658,263	0.8%
Charter Communications, Inc., Class A (I) (L)	28,999	4,966,079	1.1%
Comcast Corp., Special Class A	155,262	9,306,404	2.0%
Liberty Global PLC, Series C (I)	107,666	5,451,130	1.2%
Time Warner Cable, Inc.	52,650	9,380,651	2.1%
OTHER SECURITIES		3,448,032	0.8%
		36,210,559
Energy - 17.3%
Anadarko Petroleum Corp.	34,033	2,656,616	0.6%
Enbridge, Inc.	168,272	7,869,309	1.7%
Energy Transfer Equity LP	98,706	6,333,964	1.4%
Energy Transfer Partners LP	128,537	6,709,631	1.5%
EQT Corp.	48,039	3,907,492	0.9%
Kinder Morgan, Inc.	217,963	8,367,600	1.8%
Noble Energy, Inc.	73,613	3,141,803	0.7%
Plains GP Holdings LP, Class A	257,673	6,658,270	1.5%
SemGroup Corp., Class A	39,985	3,178,008	0.7%
The Williams Companies, Inc.	159,398	9,147,851	2.0%
Western Gas Equity Partners LP	49,954	2,997,240	0.7%
Williams Partners LP	101,513	4,916,275	1.1%
OTHER SECURITIES		12,273,389	2.7%
		78,157,448
Financials - 1.4%
American Tower Corp.	69,302	6,465,184	1.4%
Telecommunication services - 12.2%
Com Hem Holding AB	534,546	4,957,913	1.1%
SBA Communications Corp., Class A (I)	48,867	5,618,239	1.2%
TDC A/S	787,335	5,771,439	1.3%
Telecom Italia SpA	4,618,132	4,709,395	1.0%
Verizon Communications, Inc.	137,561	6,411,718	1.4%
Vodafone Group PLC	1,236,182	4,509,459	1.0%
OTHER SECURITIES		22,896,282	5.2%
		54,874,445

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Utilities - 52.6%
Abengoa Yield PLC (L)	178,822	$5,600,705	1.2%
AES Corp.	885,326	11,739,423	2.6%
ALLETE, Inc.	64,132	2,975,083	0.7%
American Electric Power Company, Inc.	192,401	10,191,481	2.3%
Calpine Corp. (I)	446,874	8,039,263	1.8%
China Resources Gas Group, Ltd.	1,272,000	3,766,710	0.8%
CMS Energy Corp.	101,772	3,240,420	0.7%
Dominion Resources, Inc.	52,207	3,491,082	0.8%
DTE Energy Company	46,648	3,481,807	0.8%
Dynegy, Inc. (I)	322,410	9,430,493	2.1%
EDP - Energias de Portugal SA	2,195,106	8,363,341	1.9%
EDP - Energias do Brasil SA	852,106	3,154,527	0.7%
EDP Renovaveis SA	1,362,914	9,694,685	2.2%
Enel SpA	1,773,566	8,038,320	1.8%
Exelon Corp.	466,591	14,660,289	3.3%
GDF Suez	270,659	5,039,223	1.1%
NextEra Energy, Inc.	160,881	15,771,164	3.5%
NiSource, Inc.	150,426	6,857,921	1.5%
NRG Energy, Inc.	458,391	10,487,986	2.3%
NRG Yield, Inc., Class A (L)	51,900	1,141,281	0.3%
NRG Yield, Inc., Class C (L)	103,570	2,267,147	0.5%
OGE Energy Corp.	270,761	7,735,642	1.7%
PG&E Corp.	101,105	4,964,256	1.1%
PPL Corp.	489,530	14,426,449	3.2%
Public Service Enterprise Group, Inc.	291,178	11,437,472	2.5%
Red Electrica Corp. SA	42,259	3,393,387	0.8%
Sempra Energy	126,487	12,514,624	2.8%
OTHER SECURITIES		35,267,676	7.6%
		237,171,857
TOTAL COMMON STOCKS (Cost $403,188,417)		$412,879,493

PREFERRED SECURITIES - 8.3%
Energy - 0.4%
Anadarko Petroleum Corp., 7.500%	37,608	1,895,819	0.4%
Financials - 0.7%
American Tower Corp., 5.500%	28,959	2,895,900	0.7%
Telecommunication services - 1.2%		5,389,322	1.2%
Utilities - 6.0%
Dominion Resources, Inc., 6.000%	59,617	3,209,183	0.7%
Dominion Resources, Inc., 6.125%	51,696	2,770,389	0.6%
Dominion Resources, Inc., 6.375%	57,415	2,681,281	0.6%
Dynegy, Inc., 5.375%	43,534	4,327,280	0.9%
Exelon Corp., 6.500%	150,085	6,807,856	1.5%
NextEra Energy, Inc., 5.799%	22,023	1,178,231	0.3%
NextEra Energy, Inc., 5.889%	63,669	3,929,014	0.9%
OTHER SECURITIES		2,232,501	0.5%
		27,135,735
TOTAL PREFERRED SECURITIES (Cost $40,212,923)		$37,316,776

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral Trust, 0.1769% (W) (Y)	1,214,651	$12,152,822	2.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,152,801)		$12,152,822

SHORT-TERM INVESTMENTS - 0.1%
Repurchase agreement - 0.1%		$653,000	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $653,000)		$653,000
Total Investments (Utilities Trust)
(Cost $456,207,141) - 102.6%		$463,002,091	102.6%
Other assets and liabilities, net - (2.6%)		(11,769,299)	(2.6)%
TOTAL NET ASSETS - 100.0%		$451,232,792	100.0%

Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.9%
Consumer discretionary - 12.3%
Ascena Retail Group, Inc. (I)	858,863	$14,304,363	2.1%
Dana Holding Corp.	625,890	12,880,816	1.9%
DeVry Education Group, Inc.	277,075	8,306,709	1.2%
Fossil Group, Inc. (I)	189,324	13,131,513	2.0%
Johnson Controls, Inc.	405,641	20,091,399	3.0%
Tegna, Inc.	432,597	13,873,386	2.1%
OTHER SECURITIES		7	0.0%
		82,588,193
Consumer staples - 2.9%
ConAgra Foods, Inc.	438,841	19,186,129	2.9%
Energy - 6.2%
Amec Foster Wheeler PLC	942,807	12,108,641	1.8%
Amec Foster Wheeler PLC, ADR	38,139	492,756	0.1%
Baker Hughes, Inc.	232,327	14,334,576	2.1%
The Williams Companies, Inc.	256,932	14,745,327	2.2%
		41,681,300
Financials - 27.2%
ACE, Ltd.	71,416	7,261,579	1.1%
American Capital, Ltd. (I)	896,538	12,148,090	1.8%
Arthur J. Gallagher & Company	204,288	9,662,822	1.4%
BB&T Corp.	406,008	16,366,182	2.4%
Comerica, Inc.	342,623	17,583,412	2.6%
FNF Group	479,527	17,737,704	2.7%
Forest City Enterprises, Inc., Class A (I)	876,807	19,377,435	2.9%
Marsh & McLennan Companies, Inc.	176,766	10,022,632	1.5%
Northern Trust Corp.	221,615	16,944,683	2.5%
Stifel Financial Corp. (I)	303,376	17,516,930	2.6%
Willis Group Holdings PLC	240,091	11,260,268	1.7%
Wintrust Financial Corp.	304,450	16,251,541	2.4%
Zions Bancorporation	335,471	10,646,172	1.6%
		182,779,450
Health care - 10.1%
Brookdale Senior Living, Inc. (I)	386,971	13,427,894	2.0%
HealthSouth Corp.	396,701	18,272,048	2.7%
PerkinElmer, Inc.	279,242	14,699,299	2.2%

Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health care (continued)
Universal Health
Services, Inc., Class B	148,850	$21,151,585	3.2%
		67,550,826
Industrials - 17.7%
Babcock &
Wilcox Enterprises, Inc. (I)	18,771	350,267	0.1%
Clean Harbors, Inc. (I)	236,116	12,688,874	1.9%
Ingersoll-Rand PLC	253,346	17,080,585	2.5%
Masco Corp.	531,419	14,172,945	2.1%
Owens Corning	436,421	18,002,366	2.7%
Pentair PLC	216,610	14,891,938	2.2%
Swift Transportation Company (I)	152,624	3,459,986	0.5%
Textron, Inc.	381,509	17,026,747	2.5%
The Babcock & Wilcox Company	437,503	14,350,098	2.1%
UTi Worldwide, Inc. (I)	705,628	7,049,224	1.1%
		119,073,030
Information technology - 12.6%
Cadence Design Systems, Inc. (I)	727,880	14,310,121	2.1%
Ciena Corp. (I)	705,376	16,703,304	2.5%
Citrix Systems, Inc. (I)	300,396	21,075,783	3.1%
Diebold, Inc.	214,679	7,513,765	1.1%
NetApp, Inc.	355,398	11,216,361	1.7%
Teradata Corp. (I)	379,679	14,048,123	2.1%
		84,867,457
Materials - 5.3%
Eagle Materials, Inc.	74,046	5,651,931	0.8%
Eastman Chemical Company	194,508	15,914,645	2.4%
W.R. Grace & Company (I)	142,935	14,336,381	2.1%
		35,902,957
Telecommunication services - 2.1%
Level 3 Communications, Inc. (I)	272,225	14,338,091	2.1%
Utilities - 2.5%
CenterPoint Energy, Inc.	256,034	4,872,327	0.7%
Edison International	218,137	12,124,054	1.8%
		16,996,381
TOTAL COMMON STOCKS (Cost $547,605,821)		$664,963,814

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
State Street Institutional Liquid Reserves Fund, 0.1092% (Y)	9,388,002	9,388,002	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,388,002)		$9,388,002
Total Investments (Value Trust)
(Cost $556,993,823) - 100.3%		$674,351,816	100.3%
Other assets and liabilities, net - (0.3%)		(1,851,768)	(0.3)%
TOTAL NET ASSETS - 100.0%		$672,500,048	100.0%

Percentages are based upon net assets.

Footnotes

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2015.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2015 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of net assets on 6-30-15:

Fundamental Large Cap Value Trust
United States	83.8%
United Kingdom	4.0%
Switzerland	2.8%
Germany	2.7%
Netherlands	2.6%
Ireland	1.8%
South Korea	1.3%
France	1.0%
Total	100.0%
Strategic Equity Allocation Trust
United States	67.8%
Japan	7.1%
United Kingdom	5.9%
Switzerland	3.2%
France	3.0%
Germany	2.7%
Australia	2.2%
Netherlands	1.1%
Spain	1.1%
Ireland	1.0%
Other countries	4.9%
Total	100.0%
Utilities Trust
United States	70.8%
Spain	5.6%
Italy	3.6%
United Kingdom	2.8%
Canada	2.7%
Brazil	2.6%
Portugal	1.9%
Denmark	1.3%
France	1.1%
Sweden	1.1%
Other countries	6.5%
Total	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	500 Index Trust B	All Cap Core Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Investments in unaffiliated issuers, at value	$3,501,060,596	$337,086,847	$712,608,526	$1,618,935,655
Investments in affiliated issuers, at value	9,514,530	12,516,517	18,682,753	—
Repurchase agreements, at value	59,551,000	—	13,400,000	—
Total investments, at value	3,570,126,126	349,603,364	744,691,279	1,618,935,655
Cash	321,367	—	—	—
Foreign currency, at value	—	—	1,846	—
Cash held at broker for futures contracts	3,620,000	188,941	—	—
Receivable for investments sold	—	—	6,391,289	499,058
Dividends and interest receivable	3,994,693	230,977	788,638	—
Receivable for securities lending income	12,084	18,374	40,232	—
Receivable for futures variation margin	119,093	—	—	—
Receivable due from advisor	30,146	—	—	—
Other assets	1,346,730	715	1,515	3,471
Total assets	3,579,570,239	350,042,371	751,914,799	1,619,438,184

Liabilities
Due to custodian	—	17,959	323,010	—
Foreign capital gains tax payable	—	—	58,553	—
Payable for investments purchased	1,426,819	—	6,211,066	—
Payable for forward foreign currency exchange contracts	—	—	70,354	—
Payable for fund shares repurchased	10,389,250	203,033	2,276	470,736
Payable upon return of securities loaned	9,531,325	12,526,200	18,693,409	—
Payable for futures variation margin	—	53,525	—	—
Payable to affiliates
Accounting and legal services fees	101,370	9,923	21,762	47,787
Trustees’ fees	2,245	297	709	1,410
Other liabilities and accrued expenses	218,609	38,823	68,166	50,042
Total liabilities	21,669,618	12,849,760	25,449,305	569,975
Net assets	$3,557,900,621	$337,192,611	$726,465,494	$1,618,868,209

Net assets consist of
Paid-in capital	$2,037,903,617	$511,841,310	$496,868,707	$853,472,466
Undistributed net investment income (loss)	46,000,041	2,478,296	4,096,880	939,919
Accumulated undistributed net realized gain (loss) on investments	(2,678,158)	(195,704,980)	170,978,806	252,923,742
Net unrealized appreciation (depreciation) on investments	1,476,675,121	18,577,985	54,521,101	511,532,082
Net assets	$3,557,900,621	$337,192,611	$726,465,494	$1,618,868,209
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,082,994,319	$318,455,323	$671,359,859	$1,107,403,573
Investments in affiliated issuers, at cost	$9,514,511	$12,516,531	$18,682,739	—
Foreign currency, at cost	—	—	$1,846	—
Securities loaned, unaffiliated issuers, at value	$9,315,479	$12,375,934	$17,240,676	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,992,366,166	$80,576,449	$774,915	$225,464,300
Shares outstanding	76,719,306	2,798,644	55,151	14,206,086
Net asset value, offering price and redemption price per share	$25.97	$28.79	$14.05	$15.87

Series II
Net assets	$55,217,635	$6,692,080	—	$1,246,129,843
Shares outstanding	2,126,396	233,122	—	78,574,789
Net asset value, offering price and redemption price per share	$25.97	$28.71	—	$15.86

Series III
Net assets	—	—	—	$147,274,066
Shares outstanding	—	—	—	9,265,914
Net asset value, offering price and redemption price per share	—	—	—	$15.89

Series NAV
Net assets	$1,510,316,820	$249,924,082	$725,690,579	—
Shares outstanding	58,155,568	8,675,810	51,586,412	—
Net asset value, offering price and redemption price per share	$25.97	$28.81	$14.07	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	American Global Growth Trust	American Growth Trust	American Growth-Income Trust	American International Trust
Investments in unaffiliated issuers, at value	$249,964,936	$997,904,745	$1,187,895,792	$590,013,891
Total investments, at value	249,964,936	997,904,745	1,187,895,792	590,013,891
Cash	108,123	—	—	—
Receivable for investments sold	1,695,255	7,806,069	7,722,106	—
Receivable for fund shares sold	—	—	—	156,939
Receivable due from advisor	904	—	—	—
Other assets	494	2,055	2,508	1,212
Total assets	251,769,712	1,005,712,869	1,195,620,406	590,172,042

Liabilities
Payable for investments purchased	—	—	—	12,468
Payable for fund shares repurchased	1,690,653	7,789,460	7,705,518	133,768
Payable to affiliates
Accounting and legal services fees	7,177	29,315	35,256	17,464
Trustees’ fees	199	854	1,058	517
Other liabilities and accrued expenses	24,172	36,471	41,449	29,133
Total liabilities	1,722,201	7,856,100	7,783,281	193,350
Net assets	$250,047,511	$997,856,769	$1,187,837,125	$589,978,692

Net assets consist of
Paid-in capital	$192,074,616	$533,776,070	$598,713,688	$552,965,095
Undistributed net investment income (loss)	(229,412)	(2,066,027)	(280,755)	11,796
Accumulated undistributed net realized gain (loss) on investments	26,994,412	208,046,876	305,122,422	(94,638,490)
Net unrealized appreciation (depreciation) on investments	31,207,895	258,099,850	284,281,770	131,640,291
Net assets	$250,047,511	$997,856,769	$1,187,837,125	$589,978,692
Investments in unaffiliated issuers, including repurchase agreements, at cost	$218,757,041	$739,804,895	$903,614,022	$458,373,600

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$10,644,031	$125,421,857	$259,813,080	$95,782,114
Shares outstanding	622,130	4,931,896	10,531,900	4,931,294
Net asset value, offering price and redemption price per share	$17.11	$25.43	$24.67	$19.42

Series II
Net assets	$205,353,595	$770,632,728	$689,803,576	$446,390,825
Shares outstanding	12,035,424	30,428,791	28,032,957	23,018,457
Net asset value, offering price and redemption price per share	$17.06	$25.33	$24.61	$19.39

Series III
Net assets	$34,049,885	$101,802,184	$238,220,469	$47,805,753
Shares outstanding	1,991,787	4,010,386	9,654,905	2,464,770
Net asset value, offering price and redemption price per share	$17.10	$25.38	$24.67	$19.40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust
Investments in unaffiliated issuers, at value	$74,217,890	$1,746,194,697	$1,007,537,761	$371,783,443
Investments in affiliated issuers, at value	—	9,857,909	16,662,897	65,999
Repurchase agreements, at value	—	—	—	709,000
Total investments, at value	74,217,890	1,756,052,606	1,024,200,658	372,558,442
Cash	—	7,308	—	1,299,086
Foreign currency, at value	—	633	—	29,447
Receivable for investments sold	20,442	7,910,440	3,872,776	871,313
Receivable for fund shares sold	14,111	—	79,387	83,803
Dividends and interest receivable	—	578,884	349,789	1,222,458
Receivable for securities lending income	—	5,476	9,765	1,671
Other assets	144	3,606	2,097	807
Total assets	74,252,587	1,764,558,953	1,028,514,472	376,067,027

Liabilities
Due to custodian	—	—	994,432	—
Payable for investments purchased	—	6,486,870	475,528	3,956,848
Payable for fund shares repurchased	33,157	192,287	29,016	266,138
Payable upon return of securities loaned	—	9,870,750	16,677,375	66,000
Written options, at value	—	—	—	921,368
Payable to affiliates
Accounting and legal services fees	2,089	50,706	29,409	10,673
Trustees’ fees	62	1,413	853	268
Other liabilities and accrued expenses	19,302	125,311	81,753	42,744
Total liabilities	54,610	16,727,337	18,288,366	5,264,039
Net assets	$74,197,977	$1,747,831,616	$1,010,226,106	$370,802,988

Net assets consist of
Paid-in capital	$74,992,173	$620,094,104	$433,350,364	$264,713,829
Undistributed net investment income (loss)	(18,237)	1,624,932	713,057	2,183,042
Accumulated undistributed net realized gain (loss) on investments	6,431,724	434,564,841	253,117,215	69,377,371
Net unrealized appreciation (depreciation) on investments	(7,207,683)	691,547,739	323,045,470	34,528,746
Net assets	$74,197,977	$1,747,831,616	$1,010,226,106	$370,802,988
Investments in unaffiliated issuers, including repurchase agreements, at cost	$81,425,573	$1,054,646,846	$684,492,223	$337,552,506
Investments in affiliated issuers, at cost	—	$9,857,923	$16,662,858	$66,000
Foreign currency, at cost	—	$651	—	$29,374
Premiums received on written options	—	—	—	$511,870
Securities loaned, unaffiliated issuers, at value	—	$9,898,794	$16,717,336	$64,224

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$21,730,073	$314,720,580	$199,135,706	$4,413,835
Shares outstanding	1,583,591	8,238,416	11,839,319	333,096
Net asset value, offering price and redemption price per share	$13.72	$38.20	$16.82	$13.25

Series II
Net assets	$50,751,772	$136,647,707	$71,295,377	$327,681,860
Shares outstanding	3,703,338	3,619,692	4,314,240	24,811,780
Net asset value, offering price and redemption price per share	$13.70	$37.75	$16.53	$13.21

Series III
Net assets	$1,716,132	—	—	—
Shares outstanding	125,200	—	—	—
Net asset value, offering price and redemption price per share	$13.71	—	—	—

Series NAV
Net assets	—	$1,296,463,329	$739,795,023	$38,707,293
Shares outstanding	—	33,949,111	43,943,360	2,924,633
Net asset value, offering price and redemption price per share	—	$38.19	$16.84	$13.23

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Core Strategy Trust	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust
Investments in unaffiliated issuers, at value	$3,317	$813,048,767	$1,860,111,010	$171,540,128
Investments in affiliated issuers, at value	3,875,303,065	23,005,168	20,202,529	—
Repurchase agreements, at value	—	—	—	2,927,000
Total investments, at value	3,875,306,382	836,053,935	1,880,313,539	174,467,128
Cash	—	—	283,645	5,364,058
Foreign currency, at value	121	5,395,905	348	—
Receivable for investments sold	2,793,386	3,070,530	2,030,344	—
Receivable for fund shares sold	—	55,682	—	7,880
Dividends and interest receivable	602,811	3,692,895	2,705,159	177,577
Receivable for securities lending income	—	46,471	20,908	—
Other assets	8,308	3,495	4,020	352
Total assets	3,878,711,008	848,318,913	1,885,357,963	180,016,995

Liabilities
Payable for investments purchased	—	2,699,712	18,580,840	514,414
Payable for fund shares repurchased	2,774,073	—	396,832	308,174
Payable upon return of securities loaned	—	23,000,322	20,258,500	—
Payable to affiliates
Accounting and legal services fees	112,789	23,681	55,141	4,952
Trustees’ fees	3,113	1,377	1,691	138
Other liabilities and accrued expenses	88,645	131,681	134,241	46,533
Total liabilities	2,978,620	25,856,773	39,427,245	874,211
Net assets	$3,875,732,388	$822,462,140	$1,845,930,718	$179,142,784

Net assets consist of
Paid-in capital	$3,513,633,891	$875,457,478	$1,098,047,994	$109,149,611
Undistributed net investment income (loss)	(5,642,635)	11,164,004	25,441,978	2,212,023
Accumulated undistributed net realized gain (loss) on investments	162,716,630	(8,507,942)	191,718,195	54,086,721
Net unrealized appreciation (depreciation) on investments	205,024,502	(55,651,400)	530,722,551	13,694,429
Net assets	$3,875,732,388	$822,462,140	$1,845,930,718	$179,142,784
Investments in unaffiliated issuers, including repurchase agreements, at cost	$100,246	$868,696,997	$1,329,388,649	$160,773,857
Investments in affiliated issuers, at cost	$3,670,179,605	$23,005,146	$20,202,395	—
Foreign currency, at cost	$303	$5,400,330	$351	—
Securities loaned, unaffiliated issuers, at value	—	$21,910,274	$19,509,638	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$129,599,557	$3,039,193	$299,339,995	$134,248,862
Shares outstanding	8,496,106	337,586	15,892,232	7,586,284
Net asset value, offering price and redemption price per share	$15.25	$9.00	$18.84	$17.70

Series II
Net assets	$3,586,993,362	$94,874	$155,456,431	$21,367,340
Shares outstanding	234,550,571	10,549	8,286,541	1,214,066
Net asset value, offering price and redemption price per share	$15.29	$8.99	$18.76	$17.60

Series NAV
Net assets	$159,139,469	$819,328,073	$1,391,134,292	$23,526,582
Shares outstanding	10,422,291	91,113,346	74,078,097	1,331,204
Net asset value, offering price and redemption price per share	$15.27	$8.99	$18.78	$17.67

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust
Investments in unaffiliated issuers, at value	—	$1,667,388,812	$1,697,301,498	$668,992,770
Investments in affiliated issuers, at value	$1,191,969,550	—	—	7,162,212
Repurchase agreements, at value	—	23,712,000	3,381,000	—
Total investments, at value	1,191,969,550	1,691,100,812	1,700,682,498	676,154,982
Cash	—	26,799,458	3,231,112	—
Foreign currency, at value	—	—	164,279	2,108,890
Receivable for investments sold	369,963	—	2,381,262	1,510,442
Receivable for fund shares sold	—	186,450	—	20,848
Dividends and interest receivable	—	592,905	2,690,012	1,180,164
Receivable for securities lending income	—	—	—	20,126
Other assets	2,513	1,359,600	4,393	1,564
Total assets	1,192,342,026	1,720,039,225	1,709,153,556	680,997,016

Liabilities
Payable for investments purchased	—	6,012,772	1,047,094	2,262,763
Payable for fund shares repurchased	360,920	1,123,756	3,962,313	35,297
Payable upon return of securities loaned	—	—	—	7,156,050
Payable to affiliates
Accounting and legal services fees	35,376	47,849	50,005	20,062
Trustees’ fees	1,119	1,200	661	952
Other liabilities and accrued expenses	41,379	116,733	137,609	76,892
Total liabilities	438,794	7,302,310	5,197,682	9,552,016
Net assets	$1,191,903,232	$1,712,736,915	$1,703,955,874	$671,445,000

Net assets consist of
Paid-in capital	$1,082,047,345	$1,169,214,430	$1,688,695,036	$752,178,747
Undistributed net investment income (loss)	(1,838,616)	3,466,383	14,905,720	10,622,127
Accumulated undistributed net realized gain (loss) on investments	(169,335,920)	166,291,750	(150,335,119)	(149,418,964)
Net unrealized appreciation (depreciation) on investments	281,030,423	373,764,352	150,690,237	58,063,090
Net assets	$1,191,903,232	$1,712,736,915	$1,703,955,874	$671,445,000
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	$1,317,335,729	$1,550,016,140	$610,924,258
Investments in affiliated issuers, at cost	$910,939,127	—	—	$7,162,184
Foreign currency, at cost	—	—	$159,873	$2,110,284
Securities loaned, unaffiliated issuers, at value	—	—	—	$7,006,653

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$43,789,286	$166,245,805	$604,647,573	$169,239,128
Shares outstanding	3,332,929	6,926,654	33,637,878	8,512,947
Net asset value, offering price and redemption price per share	$13.14	$24.00	$17.98	$19.88

Series II
Net assets	$1,100,897,378	$57,183,226	$248,586,694	$55,950,400
Shares outstanding	83,756,189	2,387,817	13,747,547	2,827,122
Net asset value, offering price and redemption price per share	$13.14	$23.95	$18.08	$19.79

Series NAV
Net assets	$47,216,568	$1,489,307,884	$850,721,607	$446,255,472
Shares outstanding	3,594,058	61,807,400	47,302,682	22,464,271
Net asset value, offering price and redemption price per share	$13.14	$24.10	$17.98	$19.87

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Health Sciences Trust	International Core Trust	International Equity Index Trust B	International Growth Stock Trust
Investments in unaffiliated issuers, at value	$414,540,668	$651,510,332	$651,049,564	$451,868,708
Investments in affiliated issuers, at value	—	13,731,621	10,635,372	—
Total investments, at value	414,540,668	665,241,953	661,684,936	451,868,708
Cash held at broker for futures contracts	—	—	632,853	—
Foreign currency, at value	26,096	215,352	6,090,727	5,369,431
Receivable for investments sold	1,179,701	25,093,840	34,922	263,062
Receivable for fund shares sold	69,130	39,096	—	38,013
Dividends and interest receivable	139,335	2,309,581	2,608,766	2,026,217
Receivable for securities lending income	—	84,433	—	—
Receivable for futures variation margin	—	—	74,565	—
Receivable due from advisor	—	—	6,178	—
Other assets	846	1,432	3,487	998
Total assets	415,955,776	692,985,687	671,136,434	459,566,429

Liabilities
Payable for investments purchased	3,463,521	7,543,463	50,836	527,551
Payable for fund shares repurchased	81,751	26,953	1,321,196	22,693
Payable upon return of securities loaned	—	13,711,565	10,631,285	—
Written options, at value	23,412	—	—	—
Payable to affiliates
Accounting and legal services fees	10,886	20,820	18,414	14,165
Trustees’ fees	162	1,139	953	771
Other liabilities and accrued expenses	53,055	143,225	110,631	74,241
Total liabilities	3,632,787	21,447,165	12,133,315	639,421
Net assets	$412,322,989	$671,538,522	$659,003,119	$458,927,008

Net assets consist of
Paid-in capital	$166,149,230	$708,061,775	$523,583,949	$585,402,210
Undistributed net investment income (loss)	987,933	17,102,258	12,696,180	7,360,992
Accumulated undistributed net realized gain (loss) on investments	105,856,304	(44,691,791)	(9,198,369)	(191,789,005)
Net unrealized appreciation (depreciation) on investments	139,329,522	(8,933,720)	131,921,359	57,952,811
Net assets	$412,322,989	$671,538,522	$659,003,119	$458,927,008
Investments in unaffiliated issuers, including repurchase agreements, at cost	$275,240,499	$660,432,909	$518,712,320	$393,930,066
Investments in affiliated issuers, at cost	—	$13,731,663	$10,635,411	—
Foreign currency, at cost	$26,209	$214,024	$6,202,721	$5,347,476
Premiums received on written options	$55,341	—	—	—
Securities loaned, unaffiliated issuers, at value	—	$13,043,603	$10,038,173	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$168,905,159	$45,567,163	$296,665,873	$2,484,086
Shares outstanding	4,192,251	4,058,622	17,911,255	144,679
Net asset value, offering price and redemption price per share	$40.29	$11.23	$16.56	$17.17

Series II
Net assets	$117,438,625	$18,722,266	$20,416,411	$22,419,646
Shares outstanding	3,030,387	1,654,693	1,232,404	1,305,702
Net asset value, offering price and redemption price per share	$38.75	$11.31	$16.57	$17.17

Series NAV
Net assets	$125,979,205	$607,249,093	$341,920,835	$434,023,276
Shares outstanding	3,104,572	54,245,361	20,644,029	25,269,266
Net asset value, offering price and redemption price per share	$40.58	$11.19	$16.56	$17.18

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series	Lifestyle Balanced PS Series
Investments in unaffiliated issuers, at value	$116,074,004	$947,408,761	$4,427,045	—
Investments in affiliated issuers, at value	1,912,682	25,737,312	18,798,437	$1,013,107,875
Total investments, at value	117,986,686	973,146,073	23,225,482	1,013,107,875
Cash	—	—	84,055	—
Foreign currency, at value	452,044	1,682,428	—	—
Receivable for investments sold	30,013	11,088,826	958	—
Receivable for fund shares sold	52,943	26,476	—	200,354
Dividends and interest receivable	290,561	3,182,865	13,686	—
Receivable due from advisor	—	—	226	—
Receivable for securities lending income	9,966	52,236	—	—
Other assets	214	2,446	1,169	2,761
Total assets	118,822,427	989,181,350	23,325,576	1,013,310,990

Liabilities
Due to custodian	—	2,743,183	—	—
Foreign capital gains tax payable	—	18,050	—	—
Payable for investments purchased	97,770	3,631,290	76,057	191,065
Payable for fund shares repurchased	68,500	85,883	2,268	1,762
Payable upon return of securities loaned	1,914,739	25,715,411	—	—
Payable to affiliates
Accounting and legal services fees	3,145	29,484	645	28,867
Trustees’ fees	159	1,668	—	727
Other liabilities and accrued expenses	32,883	161,428	25,784	48,073
Total liabilities	2,117,196	32,386,397	104,754	270,494
Net assets	$116,705,231	$956,794,953	$23,220,822	$1,013,040,496

Net assets consist of
Paid-in capital	$454,790,515	$1,284,919,331	$22,285,584	$967,156,788
Undistributed net investment income (loss)	1,570,299	15,735,009	(20,879)	(1,484,736)
Accumulated undistributed net realized gain (loss) on investments	(348,106,559)	(355,010,361)	158,165	21,015,415
Net unrealized appreciation (depreciation) on investments	8,450,976	11,150,974	797,952	26,353,029
Net assets	$116,705,231	$956,794,953	$23,220,822	$1,013,040,496
Investments in unaffiliated issuers, including repurchase agreements, at cost	$107,620,962	$936,247,063	$4,367,353	—
Investments in affiliated issuers, at cost	$1,912,688	$25,737,290	$18,060,177	$986,754,846
Foreign currency, at cost	$453,052	$1,673,921	—	—
Securities loaned, unaffiliated issuers, at value	$1,802,034	$24,375,606	—	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$39,714,153	$93,564,442	$2,997,471	$29,087,222
Shares outstanding	3,123,830	7,089,933	228,639	2,021,863
Net asset value, offering price and redemption price per share	$12.71	$13.20	$13.11	$14.39

Series II
Net assets	$22,760,522	$73,226,590	$19,362,468	$947,364,973
Shares outstanding	1,793,000	5,563,959	1,478,165	65,792,240
Net asset value, offering price and redemption price per share	$12.69	$13.16	$13.10	$14.40

Series NAV
Net assets	$54,230,556	$790,003,921	$860,883	$36,588,301
Shares outstanding	4,266,464	60,271,401	65,663	2,544,522
Net asset value, offering price and redemption price per share	$12.71	$13.11	$13.11	$14.38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series	Mid Cap Index Trust
Investments in unaffiliated issuers, at value	—	—	—	$908,187,970
Investments in affiliated issuers, at value	$192,920,766	$2,046,449,274	$336,281,711	25,677,461
Total investments, at value	192,920,766	2,046,449,274	336,281,711	933,865,431
Cash	121	—	—	2,177,206
Cash held at broker for futures contracts	—	—	—	1,146,000
Receivable for investments sold	44,568	—	324,166	11,491,425
Receivable for fund shares sold	2,491	1,156,111	8,360	30,315
Dividends and interest receivable	—	—	—	813,451
Receivable for securities lending income	—	—	—	32,030
Receivable for futures variation margin	—	—	—	23,775
Receivable due from advisor	796	—	—	—
Other assets	539	5,576	919	1,897
Total assets	192,969,281	2,047,610,961	336,615,156	949,581,530

Liabilities
Payable for investments purchased	—	1,138,625	—	9,609,900
Payable for fund shares repurchased	45,590	1,828	329,968	2,753,867
Payable upon return of securities loaned	—	—	—	25,637,550
Payable to affiliates
Accounting and legal services fees	5,603	57,561	9,716	25,466
Trustees’ fees	152	1,216	244	601
Other liabilities and accrued expenses	29,886	53,507	31,979	70,978
Total liabilities	81,231	1,252,737	371,907	38,098,362
Net assets	$192,888,050	$2,046,358,224	$336,243,249	$911,483,168

Net assets consist of
Paid-in capital	$189,127,261	$1,939,632,553	$322,802,658	$493,771,517
Undistributed net investment income (loss)	(309,201)	(3,011,172)	(530,627)	7,130,026
Accumulated undistributed net realized gain (loss) on investments	2,617,493	40,894,410	6,822,252	113,804,542
Net unrealized appreciation (depreciation) on investments	1,452,497	68,842,433	7,148,966	296,777,083
Net assets	$192,888,050	$2,046,358,224	$336,243,249	$911,483,168
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	—	—	$611,024,156
Investments in affiliated issuers, at cost	$191,468,269	$1,977,606,841	$329,132,745	$25,677,397
Securities loaned, unaffiliated issuers, at value	—	—	—	$24,817,345

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$7,037,599	$40,690,814	$8,356,798	$718,940,045
Shares outstanding	524,684	2,687,299	592,233	31,007,866
Net asset value, offering price and redemption price per share	$13.41	$15.14	$14.11	$23.19

Series II
Net assets	$185,253,216	$1,984,580,924	$322,967,841	$71,263,611
Shares outstanding	13,807,783	131,043,045	22,868,555	3,086,804
Net asset value, offering price and redemption price per share	$13.42	$15.14	$14.12	$23.09

Series NAV
Net assets	$597,235	$21,086,486	$4,918,610	$121,279,512
Shares outstanding	44,535	1,392,955	348,621	5,230,044
Net asset value, offering price and redemption price per share	$13.41	$15.14	$14.11	$23.19

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust	Real Estate Securities Trust
Investments in unaffiliated issuers, at value	$841,527,781	$846,827,720	$574,219,976	$391,039,845
Investments in affiliated issuers, at value	70,594,700	27,529,497	830,938	—
Repurchase agreements, at value	8,800,000	—	—	1,053,000
Total investments, at value	920,922,481	874,357,217	575,050,914	392,092,845
Cash	56,160	4,466	13,610,107	228
Foreign currency, at value	16	30,613	890,388	471
Receivable for investments sold	6,125,839	12,328,663	120,599	22,696,614
Receivable for forward foreign currency exchange contracts	—	—	735,549	—
Receivable for fund shares sold	—	—	182,485	84,056
Dividends and interest receivable	325,754	637,117	1,353,666	1,536,108
Receivable for securities lending income	39,632	19,581	629	—
Other assets	1,718	1,866	2,504,190	1,121
Total assets	927,471,600	887,379,523	594,448,527	416,411,443

Liabilities
Payable for investments purchased	11,319,290	8,333,829	4,937,378	15,410,581
Payable for forward foreign currency exchange contracts	—	—	1,283,941	—
Payable for fund shares repurchased	1,361,342	1,280,935	—	346,173
Payable upon return of securities loaned	70,605,286	27,527,476	830,925	—
Payable to affiliates
Accounting and legal services fees	24,319	25,373	17,463	12,906
Trustees’ fees	704	756	545	316
Other liabilities and accrued expenses	73,241	71,834	68,166	44,557
Total liabilities	83,384,182	37,240,203	7,138,418	15,814,533
Net assets	$844,087,418	$850,139,320	$587,310,109	$400,596,910

Net assets consist of
Paid-in capital	$525,006,297	$507,763,755	$383,404,696	$873,347,734
Undistributed net investment income (loss)	(2,400,271)	8,872,462	9,970,785	7,913,983
Accumulated undistributed net realized gain (loss) on investments	196,299,166	204,050,078	88,589,919	(456,762,658)
Net unrealized appreciation (depreciation) on investments	125,182,226	129,453,025	105,344,709	(23,902,149)
Net assets	$844,087,418	$850,139,320	$587,310,109	$400,596,910
Investments in unaffiliated issuers, including repurchase agreements, at cost	$725,145,310	$717,373,361	$467,567,630	$415,994,852
Investments in affiliated issuers, at cost	$70,594,875	$27,529,484	$830,936	—
Foreign currency, at cost	$16	$31,405	$890,195	$552
Securities loaned, unaffiliated issuers, at value	$69,625,168	$26,549,257	$770,606	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$190,263,931	$329,951,194	$189,360,310	$87,014,747
Shares outstanding	9,389,948	22,931,035	13,208,932	5,243,557
Net asset value, offering price and redemption price per share	$20.26	$14.39	$14.34	$16.59

Series II
Net assets	$101,577,121	$70,391,579	—	$54,991,122
Shares outstanding	5,191,596	4,893,724	—	3,311,786
Net asset value, offering price and redemption price per share	$19.57	$14.38	—	$16.60

Series NAV
Net assets	$552,246,366	$449,796,547	$397,949,799	$258,591,041
Shares outstanding	27,050,889	31,364,132	27,754,936	15,672,113
Net asset value, offering price and redemption price per share	$20.42	$14.34	$14.34	$16.50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Science & Technology Trust	Small Cap Growth Trust	Small Cap Index Trust	Small Cap Opportunities Trust
Investments in unaffiliated issuers, at value	$505,945,136	$489,895,020	$445,310,269	$263,112,784
Investments in affiliated issuers, at value	22,332,430	47,747,825	31,864,098	10,079,468
Repurchase agreements, at value	1,109,000	10,700,000	19,545,000	—
Total investments, at value	529,386,566	548,342,845	496,719,367	273,192,252
Cash	14	64,614	6,557	2,958
Foreign currency, at value	1,590,984	9	—	—
Cash held at broker for futures contracts	—	—	1,324,000	—
Receivable for investments sold	4,113,259	9,476,569	51,858,490	3,111,620
Receivable for fund shares sold	91,270	152,275	19,569	—
Dividends and interest receivable	114,026	276,756	497,121	194,448
Receivable for securities lending income	16,674	43,554	78,783	15,078
Receivable for futures variation margin	—	—	81,176
Other assets	1,069	995	942	544
Total assets	535,313,862	558,357,617	550,586,005	276,516,900

Liabilities
Payable for investments purchased	6,373,251	12,874,063	52,352,379	1,420,774
Payable for fund shares repurchased	1,320,533	—	767,588	48,847
Payable upon return of securities loaned	22,340,050	47,758,539	31,829,007	10,081,383
Payable to affiliates
Accounting and legal services fees	14,432	14,323	12,983	7,871
Trustees’ fees	324	416	322	231
Other liabilities and accrued expenses	52,617	50,719	43,945	38,921
Total liabilities	30,101,207	60,698,060	85,006,224	11,598,027
Net assets	$505,212,655	$497,659,557	$465,579,781	$264,918,873

Net assets consist of
Paid-in capital	$337,714,219	$312,431,552	$263,254,846	$199,817,978
Undistributed net investment income (loss)	(933,764)	(769,956)	3,668,650	643,359
Accumulated undistributed net realized gain (loss) on investments	121,567,029	120,028,348	61,998,479	20,987,355
Net unrealized appreciation (depreciation) on investments	46,865,171	65,969,613	136,657,806	43,470,181
Net assets	$505,212,655	$497,659,557	$465,579,781	$264,918,873
Investments in unaffiliated issuers, including repurchase agreements, at cost	$460,211,411	$434,625,389	$328,020,841	$219,642,619
Investments in affiliated issuers, at cost	$22,332,318	$47,747,843	$31,863,944	$10,079,452
Foreign currency, at cost	$1,568,786	$9	—	—
Securities loaned, unaffiliated issuers, at value	$21,893,484	$47,224,278	$31,155,922	$9,778,813

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$432,344,323	$116,822,157	$313,311,059	$110,617,259
Shares outstanding	15,280,654	9,468,375	19,435,382	3,352,998
Net asset value, offering price and redemption price per share	$28.29	$12.34	$16.12	$32.99

Series II
Net assets	$45,123,033	$37,535,513	$49,244,644	$45,608,475
Shares outstanding	1,632,712	3,139,518	3,069,896	1,401,228
Net asset value, offering price and redemption price per share	$27.64	$11.96	$16.04	$32.55

Series NAV
Net assets	$27,745,299	$343,301,887	$103,024,078	$108,693,139
Shares outstanding	974,952	27,625,854	6,384,601	3,308,189
Net asset value, offering price and redemption price per share	$28.46	$12.43	$16.14	$32.86

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Investments in unaffiliated issuers, at value	$706,756,619	$125,868,045	$335,727,593	$10,395,053,987
Investments in affiliated issuers, at value	808,484	4,743,500	6,766,953	84,115,103
Repurchase agreements, at value	18,300,000	—	—	293,360,000
Total investments, at value	725,865,103	130,611,545	342,494,546	10,772,529,090
Cash	83,287	—	—	5,992,578
Foreign currency, at value	—	—	—	5,642,739
Cash held at broker for futures contracts	—	—	—	26,180,000
Receivable for investments sold	—	939,266	565,369	60,427,492
Receivable for fund shares sold	—	—	2,115	1,329,690
Dividends and interest receivable	788,787	48,232	354,085	19,509,144
Receivable for securities lending income	57	7,025	9,976	277,736
Other assets	1,460	261	682	25,235
Total assets	726,738,694	131,606,329	343,426,773	10,891,913,704

Liabilities
Due to custodian	—	—	94,121	—
Payable for investments purchased	4,537,228	954,066	331,070	53,666,813
Payable for fund shares repurchased	863,476	12,361	15,121	—
Payable upon return of securities loaned	808,475	4,743,468	6,768,775	84,195,303
Payable for futures variation margin	—	—	—	4,047,146
Payable to affiliates
Accounting and legal services fees	20,503	3,740	9,893	317,544
Trustees’ fees	573	121	315	8,698
Other liabilities and accrued expenses	60,447	27,235	39,317	873,340
Total liabilities	6,290,702	5,740,991	7,258,612	143,108,844
Net assets	$720,447,992	$125,865,338	$336,168,161	$10,748,804,860

Net assets consist of
Paid-in capital	$378,958,346	$79,230,250	$170,753,264	$7,739,410,451
Undistributed net investment income (loss)	3,133,029	(212,048)	4,279,673	155,610,074
Accumulated undistributed net realized gain (loss) on investments	131,447,766	14,426,190	60,080,211	535,971,963
Net unrealized appreciation (depreciation) on investments	206,908,851	32,420,946	101,055,013	2,317,812,372
Net assets	$720,447,992	$125,865,338	$336,168,161	$10,748,804,860
Investments in unaffiliated issuers, including repurchase agreements, at cost	$518,147,679	$93,447,123	$234,672,556	$8,363,125,709
Investments in affiliated issuers, at cost	$808,484	$4,743,476	$6,766,977	$84,113,893
Foreign currency, at cost	—	—	—	$5,618,343
Securities loaned, unaffiliated issuers, at value	$776,579	$4,684,427	$6,566,655	$81,382,538

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$352,585,967	—	$67,458,279	—
Shares outstanding	13,639,088	—	2,717,238	—
Net asset value, offering price and redemption price per share	$25.85	—	$24.83	—

Series II
Net assets	$39,153,548	—	$55,066,235	—
Shares outstanding	1,521,605	—	2,249,401	—
Net asset value, offering price and redemption price per share	$25.73	—	$24.48	—

Series NAV
Net assets	$328,708,477	$125,865,338	$213,643,647	$10,748,804,860
Shares outstanding	12,740,517	4,184,497	8,615,984	609,770,240
Net asset value, offering price and redemption price per share	$25.80	$30.08	$24.80	$17.63

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Total Stock Market Index Trust	U.S. Equity Trust	Utilities Trust	Value Trust
Investments in unaffiliated issuers, at value	$586,338,601	$766,653,803	$450,196,269	$674,351,816
Investments in affiliated issuers, at value	8,940,545	6,984,547	12,152,822	—
Repurchase agreements, at value	18,997,000	—	653,000	—
Total investments, at value	614,276,146	773,638,350	463,002,091	674,351,816
Cash	141,333	2,397	1,197,458	—
Foreign currency, at value	195,049	—	211,497	442,249
Cash held at broker for futures contracts	1,425,000	—	—	—
Receivable for investments sold	832	604,182	376,739	2,638,047
Receivable for forward foreign currency exchange contracts	—	—	186,467	—
Receivable for fund shares sold	184,379	—	53,415	4,984
Dividends and interest receivable	623,645	857,953	1,141,209	1,158,580
Receivable for securities lending income	19,493	3,465	23,055	—
Receivable for futures variation margin	44,580	—	—	—
Other assets	1,345	1,601	1,047	1,468
Total assets	616,911,802	775,107,948	466,192,978	678,597,144

Liabilities
Due to custodian	—	—	—	133,189
Foreign capital gains tax payable	—	—	16,632	—
Payable for investments purchased	—	—	—	3,465,727
Payable for forward foreign currency exchange contracts	—	—	1,648,245
Payable for fund shares repurchased	1,976,085	123,399	1,058,204	2,420,254
Payable upon return of securities loaned	8,944,017	7,006,070	12,168,275	—
Payable to affiliates
Accounting and legal services fees	17,456	22,925	13,831	19,125
Trustees’ fees	419	739	449	515
Other liabilities and accrued expenses	49,616	66,966	54,550	58,286
Total liabilities	10,987,593	7,220,099	14,960,186	6,097,096
Net assets	$605,924,209	$767,887,849	$451,232,792	$672,500,048

Net assets consist of
Paid-in capital	$337,210,266	$664,177,269	$375,454,729	$436,562,233
Undistributed net investment income (loss)	6,600,986	11,718,388	10,802,162	2,617,048
Accumulated undistributed net realized gain (loss) on investments	18,690,560	11,077,987	59,675,942	115,944,675
Net unrealized appreciation (depreciation) on investments	243,422,397	80,914,205	5,299,959	117,376,092
Net assets	$605,924,209	$767,887,849	$451,232,792	$672,500,048
Investments in unaffiliated issuers, including repurchase agreements, at cost	$361,576,383	$685,739,619	$444,054,340	$556,993,823
Investments in affiliated issuers, at cost	$8,940,559	$6,984,526	$12,152,801	—
Foreign currency, at cost	$241,727	—	$211,504	$435,476
Securities loaned, unaffiliated issuers, at value	$8,789,999	$6,924,416	$11,801,504	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$468,316,999	$129,315,029	$392,493,265	$606,586,317
Shares outstanding	24,896,788	6,681,584	24,427,261	22,360,000
Net asset value, offering price and redemption price per share	$18.81	$19.35	$16.07	$27.13

Series II
Net assets	$39,678,507	$6,836,250	$19,949,911	$31,699,523
Shares outstanding	2,117,717	353,609	1,253,460	1,174,041
Net asset value, offering price and redemption price per share	$18.74	$19.33	$15.92	$27.00

Series NAV
Net assets	$97,928,703	$631,736,570	$38,789,616	$34,214,208
Shares outstanding	5,206,281	32,625,640	2,416,099	1,262,516
Net asset value, offering price and redemption price per share	$18.81	$19.36	$16.05	$27.10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	500 Index Trust B	All Cap Core Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Dividends	$38,584,652	$3,081,283	$5,794,362	$6,734,244
Securities lending	95,735	112,088	290,961	—
Interest	4,931	1,711	5,528	—
Less foreign taxes withheld	(4,727)	(83)	(127,744)	—
Total investment income	38,680,591	3,194,999	5,963,107	6,734,244

Expenses
Investment management fees	8,188,980	1,333,167	3,666,324	—
Series I distribution and service fees	491,723	20,354	193	679,631
Series II distribution and service fees	70,195	8,617	—	4,835,185
Series III distribution and service fees	—	—	—	189,765
Accounting and legal services fees	200,171	19,745	43,412	95,114
Professional fees	38,718	18,718	23,369	21,703
Printing and postage	42,090	3,734	6,315	20,357
Custodian fees	203,932	19,823	61,931	5,221
Trustees’ fees	22,913	2,366	5,296	11,414
Registration and filing fees	4,041	3,484	3,227	4,391
Other	18,736	4,987	7,268	7,320
Total expenses before reductions	9,281,499	1,434,995	3,817,335	5,870,101
Less expense reductions	(4,282,445)	(13,385)	(143,134)	(64,625)
Net expenses	4,999,054	1,421,610	3,674,201	5,805,476
Net investment income (loss)	33,681,537	1,773,389	2,288,906	928,768

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	27,258,503	28,217,319	54,550,340 [1]	49,726,435
Investments in affiliated issuers	(688)	(1,464)	(2,269)	—
Capital gain distributions received from unaffiliated underlying funds	—	—	—	114,844,208
Futures contracts	7,316,010	276,164	—	—
Written options	—	—	5,838	—
	34,573,825	28,492,019	54,553,909	164,570,643
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(25,518,421)	(11,523,764)	(30,574,118)[2]	(152,527,057)
Investments in affiliated issuers	311	721	1,408	—
Futures contracts	(2,366,822)	(182,185)	—	—
Written options	—	—	(4,478)	—
	(27,884,932)	(11,705,228)	(30,577,188)	(152,527,057)
Net realized and unrealized gain (loss)	6,688,893	16,786,791	23,976,721	12,043,586

Increase (decrease) in net assets from operations	$40,370,430	$18,560,180	$26,265,627	$12,972,354

1	Net of foreign taxes of $56,762.
2	Net of $58,553 increase in deferred foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	American Global Growth Trust	American Growth Trust	American Growth-Income Trust	American International Trust
Dividends	$554,610	$1,477,249	$3,582,477	$2,156,252
Total investment income	554,610	1,477,249	3,582,477	2,156,252

Expenses
Series I distribution and service fees	26,870	365,863	796,851	284,154
Series II distribution and service fees	776,133	2,983,541	2,684,707	1,751,572
Series III distribution and service fees	44,739	132,142	310,512	62,421
Accounting and legal services fees	14,159	58,135	70,032	34,744
Professional fees	13,296	16,740	17,910	14,403
Printing and postage	2,958	12,485	15,533	7,607
Custodian fees	5,221	5,221	5,221	5,221
Trustees’ fees	1,671	6,930	8,422	4,126
Registration and filing fees	4,074	3,826	4,378	3,814
Other	2,000	5,066	5,813	3,544
Total expenses before reductions	891,121	3,589,949	3,919,379	2,171,606
Less expense reductions	(106,308)	(39,661)	(47,665)	(23,709)
Net expenses	784,813	3,550,288	3,871,714	2,147,897
Net investment income (loss)	(230,203)	(2,073,039)	(289,237)	8,355

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	8,336,850	28,166,079	56,243,848	7,552,104
Capital gain distributions received from unaffiliated underlying funds	23,771,458	205,373,288	171,759,863	32,564,941
	32,108,308	233,539,367	228,003,711	40,117,045
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(12,876,167)	(174,886,655)	(192,816,726)	(8,366,244)
	(12,876,167)	(174,886,655)	(192,816,726)	(8,366,244)
Net realized and unrealized gain (loss)	19,232,141	58,652,712	35,186,985	31,750,801

Increase (decrease) in net assets from operations	$19,001,938	$56,579,673	$34,897,748	$31,759,156

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust
Dividends	$263,126	$8,710,668	$4,467,156	$1,785,364
Securities lending	—	27,422	50,625	3,303
Interest	—	2,071	—	1,708,722
Less foreign taxes withheld	—	(2,861)	(115,761)	(11,935)
Total investment income	263,126	8,737,300	4,402,020	3,485,454

Expenses
Investment management fees	—	6,907,961	3,583,051	1,505,803
Series I distribution and service fees	59,090	79,777	49,555	1,238
Series II distribution and service fees	195,557	171,570	91,701	413,941
Series III distribution and service fees	2,228	—	—	—
Accounting and legal services fees	4,121	100,585	58,389	21,168
Professional fees	11,334	26,324	24,177	21,398
Printing and postage	929	25,823	11,658	3,973
Custodian fees	5,221	108,802	63,416	26,132
Trustees’ fees	492	11,865	6,964	2,457
Registration and filing fees	3,799	4,355	3,832	3,696
Other	1,447	12,303	13,300	5,142
Total expenses before reductions	284,218	7,449,365	3,906,043	2,004,948
Less expense reductions	(2,855)	(336,997)	(39,769)	(75,791)
Net expenses	281,363	7,112,368	3,866,274	1,929,157
Net investment income (loss)	(18,237)	1,624,932	535,746	1,556,297

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	365,220	127,025,895	82,319,394	18,790,848
Investments in affiliated issuers	—	14	(795)	(1)
Capital gain distributions received from unaffiliated underlying funds	4,009,211	—	—	—
Futures contracts	—	—	—	1,099,289
Written options	—	—	—	159,554
	4,374,431	127,025,909	82,318,599	20,049,690
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(1,665,950)	(16,089,496)	4,425,673	(9,284,785)
Investments in affiliated issuers	—	(172)	39	(1)
Futures contracts	—	—	—	(170,968)
Written options	—	—	—	1,042,153
	(1,665,950)	(16,089,668)	4,425,712	(8,413,601)
Net realized and unrealized gain (loss)	2,708,481	110,936,241	86,744,311	11,636,089

Increase (decrease) in net assets from operations	$2,690,244	$112,561,173	$87,280,057	$13,192,386

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Core Strategy Trust	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust
Dividends	—	$12,904,582	$25,332,377	$2,291,208
Securities lending	—	206,587	447,453	16,108
Interest	—	654	26,712	9,171
Less foreign taxes withheld	—	(1,115,713)	(221,721)	(57,281)
Total investment income	—	11,996,110	25,584,821	2,259,206

Expenses
Investment management fees	812,782	4,004,533	7,512,669	650,750
Series I distribution and service fees	33,339	765	78,265	32,077
Series II distribution and service fees	4,562,166	22	205,639	26,851
Accounting and legal services fees	126,021	46,984	109,874	9,725
Professional fees	38,141	26,411	27,403	20,647
Printing and postage	47,771	7,122	27,231	7,401
Custodian fees	5,621	249,751	113,233	12,355
Trustees’ fees	26,471	6,375	13,298	1,159
Registration and filing fees	6,867	3,410	4,098	13,897
Other	10,374	10,518	14,933	3,836
Total expenses before reductions	5,669,553	4,355,891	8,106,643	778,698
Less expense reductions	—	(32,633)	(366,730)	(6,661)
Net expenses	—	4,323,258	7,739,913	772,037
Net investment income (loss)	(5,669,553)	7,672,852	17,844,908	1,487,169

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	25,117	3,314,017	46,007,964	857,512
Investments in affiliated issuers	37,572,130	(3,441)	(2,112)	(54)
	37,597,247	3,310,576	46,005,852	857,458
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(12,125)	(824,395)	(94,733,256)	3,451,996
Investments in affiliated issuers	43,917,111	1,834	1,455	—
	43,904,986	(822,561)	(94,731,801)	3,451,996
Net realized and unrealized gain (loss)	81,502,233	2,488,015	(48,725,949)	4,309,454

Increase (decrease) in net assets from operations	$75,832,680	$10,334,002	($30,881,041)	$5,796,623

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust
Dividends	—	$8,992,294	$17,206,545	$12,731,501
Securities lending	—	—	—	303,147
Interest	—	5,687	—	66,974
Less foreign taxes withheld	—	(154,441)	(456,303)	(950,497)
Total investment income	—	8,843,540	16,750,242	12,151,125

Expenses
Investment management fees	272,217	5,652,688	5,449,372	2,841,385
Series I distribution and service fees	11,230	40,096	152,662	44,342
Series II distribution and service fees	1,433,053	72,546	322,670	74,813
Accounting and legal services fees	70,403	94,105	99,230	39,941
Professional fees	24,680	26,408	24,062	31,506
Printing and postage	15,307	18,308	18,686	10,997
Custodian fees	5,221	105,791	165,092	133,897
Trustees’ fees	8,538	11,001	10,685	5,098
Registration and filing fees	4,087	4,376	4,268	12,853
Other	5,851	11,375	10,298	6,351
Total expenses before reductions	1,850,587	6,036,694	6,257,025	3,201,183
Less expense reductions	—	(64,937)	(67,710)	(59,369)
Net expenses	—	5,971,757	6,189,315	3,141,814
Net investment income (loss)	(1,850,587)	2,871,783	10,560,927	9,009,311

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	—	89,772,313	48,755,462	23,481,569
Investments in affiliated issuers	9,535,384	—	—	(2,257)
	9,535,384	89,772,313	48,755,462	23,479,312
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	—	14,526,439	(12,584,413)	(20,508,198)
Investments in affiliated issuers	3,931,003	—	—	922
	3,931,003	14,526,439	(12,584,413)	(20,507,276)
Net realized and unrealized gain (loss)	13,466,387	104,298,752	36,171,049	2,972,036

Increase (decrease) in net assets from operations	$11,615,800	$107,170,535	$46,731,976	$11,981,347

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Health Sciences Trust	International Core Trust	International Equity Index Trust B	International Growth Stock Trust
Dividends	$3,028,448	$17,448,915	$13,175,215	$8,596,908
Securities lending	—	500,015	268,105	—
Interest	5,604	—	106,170	95,106
Less foreign taxes withheld	(21,663)	(2,064,101)	(1,472,652)	(849,421)
Total investment income	3,012,389	15,884,829	12,076,838	7,842,593

Expenses
Investment management fees	1,811,800	3,233,557	1,732,055	1,963,472
Series I distribution and service fees	38,179	11,239	73,033	628
Series II distribution and service fees	142,043	23,087	26,339	27,631
Accounting and legal services fees	21,249	41,527	36,191	28,267
Professional fees	19,867	24,146	25,285	23,230
Printing and postage	3,806	8,286	11,193	4,978
Custodian fees	27,639	210,873	64,434	111,669
Trustees’ fees	2,273	5,465	4,706	3,740
Registration and filing fees	3,720	4,534	4,482	3,475
Other	4,307	7,492	34,636	5,549
Total expenses before reductions	2,074,883	3,570,206	2,012,354	2,172,639
Less expense reductions	(102,280)	(28,358)	(808,165)	(19,249)
Net expenses	1,972,603	3,541,848	1,204,189	2,153,390
Net investment income (loss)	1,039,786	12,342,981	10,872,649	5,689,203

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	45,508,869	16,288,918	(1,821,779)	28,429,684
Investments in affiliated issuers	—	(857)	(517)	—
Futures contracts	—	—	788,762	—
Written options	(201,513)	—	—	—
	45,307,356	16,288,061	(1,033,534)	28,429,684
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	22,156,835	22,384,879	18,181,160	(15,167,730)
Investments in affiliated issuers	—	65	850	—
Futures contracts	—	—	(376,556)	—
Written options	(38,692)	—	—	—
	22,155,729	22,384,944	17,805,454	(15,167,730)
Net realized and unrealized gain (loss)	67,425,499	38,673,005	16,771,920	13,261,954

Increase (decrease) in net assets from operations	$68,465,285	$51,015,986	$27,644,569	$18,951,157

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series	Lifestyle Balanced PS Series
Dividends	$2,041,438	$21,108,180	$22,518	—
Securities lending	60,815	654,709	—	—
Interest	—	3,142	—	—
Less foreign taxes withheld	(234,103)	(2,308,017)	—	—
Total investment income	1,868,150	19,458,014	22,518	—

Expenses
Investment management fees	522,710	4,158,703	14,197	207,510
Series I distribution and service fees	9,387	24,114	623	7,349
Series II distribution and service fees	27,212	94,638	24,069	1,186,674
Accounting and legal services fees	6,132	58,868	1,276	57,105
Professional fees	20,444	24,719	15,808	23,198
Printing and postage	1,260	14,853	286	11,707
Custodian fees	27,040	240,524	5,221	5,221
Trustees’ fees	789	7,856	149	6,651
Registration and filing fees	3,745	4,170	4,406	8,293
Other	4,157	8,836	1,272	2,754
Total expenses before reductions	622,876	4,637,281	67,307	1,516,462
Less expense reductions	(4,268)	(40,295)	(23,910)	(25,300)
Net expenses	618,608	4,596,986	43,397	1,491,162
Net investment income (loss)	1,249,542	14,861,028	(20,879)	(1,491,162)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	1,561,107	(3,384,835)	82,921	—
Investments in affiliated issuers	(188)	(2,767)	55,345	3,626,991
	1,560,919	(3,387,602)	138,266	3,626,991
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	7,322,187	46,456,994 [1]	(27,197)	—
Investments in affiliated issuers	112	186	462,114	11,302,098
	7,322,299	46,457,180	434,917	11,302,098
Net realized and unrealized gain (loss)	8,883,218	43,069,578	573,183	14,929,089

Increase (decrease) in net assets from operations	$10,132,760	$57,930,606	$552,304	$13,437,927

1	Net of $153,658 decrease in deferred foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series	Mid Cap Index Trust
Dividends	—	—	—	$6,618,005
Securities lending	—	—	—	221,826
Interest	—	—	—	31,024
Total investment income	—	—	—	6,870,855

Expenses
Investment management fees	39,951	414,531	69,795	2,116,129
Series I distribution and service fees	1,884	10,007	2,119	177,237
Series II distribution and service fees	233,548	2,457,189	409,939	90,302
Accounting and legal services fees	11,150	113,511	19,278	50,061
Professional fees	18,510	28,889	19,338	21,938
Printing and postage	2,244	19,952	3,723	12,355
Custodian fees	5,221	5,221	5,221	51,305
Trustees’ fees	1,319	12,803	2,242	5,747
Registration and filing fees	6,060	6,105	6,064	4,074
Other	1,730	3,880	1,924	12,177
Total expenses before reductions	321,617	3,072,088	539,643	2,541,325
Less expense reductions	(12,137)	(50,541)	(8,510)	(481,182)
Net expenses	309,480	3,021,547	531,133	2,060,143
Net investment income (loss)	(309,480)	(3,021,547)	(531,133)	4,810,712

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	—	—	—	43,118,906
Investments in affiliated issuers	576,793	5,608,963	1,143,314	(2,938)
Futures contracts	—	—	—	3,498,239
	576,793	5,608,963	1,143,314	46,614,207
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	—	—	—	(16,166,618)
Investments in affiliated issuers	807,790	34,465,319	3,054,427	1,745
Futures contracts	—	—	—	(1,199,711)
	807,790	34,465,319	3,054,427	(17,364,584)
Net realized and unrealized gain (loss)	1,384,583	40,074,282	4,197,741	29,249,623

Increase (decrease) in net assets from operations	$1,075,103	$37,052,735	$3,666,608	$34,060,335

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust	Real Estate Securities Trust
Dividends	$2,196,277	$9,319,246	$7,471,554	$6,947,822
Securities lending	856,993	93,160	89,847	—
Interest	3,326	86,493	2,079,096	—
Less foreign taxes withheld	(16,253)	(69,335)	(284,936)	—
Total investment income	3,040,343	9,429,564	9,355,561	6,947,822

Expenses
Investment management fees	3,527,563	4,221,825	2,928,553	1,569,405
Series I distribution and service fees	47,465	85,627	49,312	24,986
Series II distribution and service fees	126,413	92,046	—	80,292
Accounting and legal services fees	48,153	50,591	34,768	26,132
Professional fees	21,491	21,753	28,260	20,502
Printing and postage	9,984	11,316	5,200	5,517
Custodian fees	54,119	54,031	49,971	25,776
Trustees’ fees	5,730	6,058	4,205	3,022
Registration and filing fees	4,038	3,882	3,234	4,639
Other	9,809	7,396	6,657	4,891
Total expenses before reductions	3,854,765	4,554,525	3,110,160	1,765,162
Less expense reductions	(32,869)	(238,699)	(23,643)	(17,362)
Net expenses	3,821,896	4,315,826	3,086,517	1,747,800
Net investment income (loss)	(781,553)	5,113,738	6,269,044	5,200,022

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	35,597,492	60,649,602	37,451,987	31,948,835
Investments in affiliated issuers	(7,347)	(374)	(150)	—
	35,590,145	60,649,228	37,451,837	31,948,835
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	38,047,172	(37,417,027)	(29,212,146)	(69,669,377)
Investments in affiliated issuers	3,944	(176)	122	—
	38,051,116	(37,417,203)	(29,212,024)	(69,669,377)
Net realized and unrealized gain (loss)	73,641,261	23,232,025	8,239,813	(37,720,542)

Increase (decrease) in net assets from operations	$72,859,708	$28,345,763	$14,508,857	($32,520,520)

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Science & Technology Trust	Small Cap Growth Trust	Small Cap Index Trust	Small Cap Opportunities Trust
Dividends	$1,723,522	$1,464,006	$3,170,569	$1,753,132
Securities lending	98,501	514,828	482,650	107,935
Interest	4,333	1,836	186	1,043
Less foreign taxes withheld	(27,982)	—	(1,536)	(1,160)
Total investment income	1,798,374	1,980,670	3,651,869	1,860,950

Expenses
Investment management fees	2,565,038	2,595,274	1,098,826	1,379,483
Series I distribution and service fees	108,020	28,893	76,708	27,754
Series II distribution and service fees	58,924	45,824	62,632	56,990
Accounting and legal services fees	28,423	28,374	25,549	15,683
Professional fees	19,937	19,429	19,048	18,172
Printing and postage	5,365	6,315	5,135	2,985
Custodian fees	42,427	29,168	26,086	18,900
Trustees’ fees	3,257	3,380	2,967	1,881
Registration and filing fees	3,549	4,100	3,421	4,358
Other	5,100	9,201	5,001	4,360
Total expenses before reductions	2,840,040	2,769,958	1,325,373	1,530,566
Less expense reductions	(107,902)	(19,332)	(130,718)	(134,024)
Net expenses	2,732,138	2,750,626	1,194,655	1,396,542
Net investment income (loss)	(933,764)	(769,956)	2,457,214	464,408

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	42,655,539	35,527,992	30,429,817	13,973,821
Investments in affiliated issuers	(1,126)	(5,262)	(4,411)	(597)
Futures contracts	—	—	1,201,128	—
	42,654,413	35,522,730	31,626,534	13,973,224
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(19,710,083)	(6,968,093)	(12,964,670)	(1,892,274)
Investments in affiliated issuers	546	2,657	3,151	271
Futures contracts	—	—	(599,943)	—
	(19,709,537)	(6,965,436)	(13,561,462)	(1,892,003)
Net realized and unrealized gain (loss)	22,944,876	28,557,294	18,065,072	12,081,221

Increase (decrease) in net assets from operations	$22,011,112	$27,787,338	$20,522,286	$12,545,629

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Dividends	$6,223,755	$410,942	$3,599,413	$154,205,242
Securities lending	8,647	62,178	96,866	2,560,806
Interest	8,760	871	2,148	34,733
Less foreign taxes withheld	(1,945)	—	(1,389)	(6,121,425)
Total investment income	6,239,217	473,991	3,697,038	150,679,356

Expenses
Investment management fees	3,696,120	650,395	1,779,630	34,889,171
Series I distribution and service fees	87,033	—	17,343	—
Series II distribution and service fees	49,387	—	71,302	—
Accounting and legal services fees	40,591	7,456	19,690	631,562
Professional fees	20,666	17,479	18,534	89,361
Printing and postage	8,362	1,070	4,011	83,608
Custodian fees	42,970	7,386	19,713	1,015,414
Trustees’ fees	4,795	906	2,390	74,735
Registration and filing fees	3,803	3,008	3,607	3,149
Other	6,844	3,380	4,532	62,868
Total expenses before reductions	3,960,571	691,080	1,940,752	36,849,868
Less expense reductions	(27,672)	(5,041)	(105,663)	(7,573,904)
Net expenses	3,932,899	686,039	1,835,089	29,275,964
Net investment income (loss)	2,306,318	(212,048)	1,861,949	121,403,392

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	38,685,843	14,866,595	21,770,633	145,853,917
Investments in affiliated issuers	(1,704)	485	(611)	(12,284)
Futures contracts	—	—	—	17,833,653
	38,684,139	14,867,080	21,770,022	163,675,286
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(5,634,519)	(3,387,517)	(22,247,130)	51,179,299
Investments in affiliated issuers	1,217	314	232	6,395
Futures contracts	—	—	—	(7,138,019)
	(5,633,302)	(3,387,203)	(22,246,898)	44,047,675
Net realized and unrealized gain (loss)	33,050,837	11,479,877	(476,876)	207,722,961

Increase (decrease) in net assets from operations	$35,357,155	$11,267,829	$1,385,073	$329,126,353

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Total Stock Market Index Trust	U.S. Equity Trust	Utilities Trust	Value Trust
Dividends	$5,811,092	$13,014,629	$8,124,221	$4,309,214
Securities lending	105,801	16,530	82,763	—
Interest	3,346	220	7,452	6,279
Less foreign taxes withheld	(2,184)	—	(351,411)	—
Total investment income	5,918,055	13,031,379	7,863,025	4,315,493

Expenses
Investment management fees	1,467,535	3,020,081	1,993,755	2,298,214
Series I distribution and service fees	118,541	33,730	105,536	150,644
Series II distribution and service fees	50,693	9,421	27,048	39,824
Accounting and legal services fees	34,547	45,721	27,658	37,788
Professional fees	19,946	23,160	19,249	20,467
Printing and postage	6,894	8,956	6,004	8,176
Custodian fees	35,187	45,940	49,099	39,728
Trustees’ fees	3,999	5,570	3,397	4,438
Registration and filing fees	3,425	3,464	3,368	3,863
Other	5,738	9,212	5,723	6,146
Total expenses before reductions	1,746,505	3,205,255	2,240,837	2,609,288
Less expense reductions	(23,689)	(31,005)	(18,725)	(25,845)
Net expenses	1,722,816	3,174,250	2,222,112	2,583,443
Net investment income (loss)	4,195,239	9,857,129	5,640,913	1,732,050

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	5,955,941	43,968,342	19,563,613 [1]	36,221,738
Investments in affiliated issuers	(590)	(297)	(2,184)	—
Futures contracts	1,691,632	—	—	—
	7,646,983	43,968,045	19,561,429	36,221,738
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(1,696,456)	(54,189,494)	(30,461,809)[2]	(2,661,707)
Investments in affiliated issuers	269	110	728	—
Futures contracts	(756,278)	—	—	—
	(2,452,465)	(54,189,384)	(30,461,081)	(2,661,707)
Net realized and unrealized gain (loss)	5,194,518	(10,221,339)	(10,899,652)	33,560,031

Increase (decrease) in net assets from operations	$9,389,757	($364,210)	($5,258,739)	$35,292,081

1	Net of foreign taxes of $13,010.
2	Net of $16,632 increase in deferred foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	500 Index Trust B		All Cap Core Trust		Alpha Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$33,681,537	$54,404,769	$1,773,389	$2,734,660	$2,288,906	$4,653,878
Net realized gain (loss)	34,573,825	48,948,673	28,492,019	45,642,116	54,553,909	123,193,281
Change in net unrealized appreciation (depreciation)	(27,884,932)	301,256,198	(11,705,228)	(13,574,190)	(30,577,188)	(59,713,412)
Increase (decrease) in net assets resulting from operations	40,370,430	404,609,640	18,560,180	34,802,586	26,265,627	68,133,747
Distributions to shareholders
From net investment income
Series I	—	(27,706,877)	—	(762,795)	—	(4,206)
Series II	—	(704,009)	—	(52,866)	—	—
Series NAV	—	(23,733,752)	—	(2,672,112)	—	(4,779,040)
From net realized gain
Series I	—	(24,983,182)	—	—	—	(179,575)
Series II	—	(739,288)	—	—	—	—
Series NAV	—	(21,480,884)	—	—	—	(181,774,899)
Total distributions	—	(99,347,992)	—	(3,487,773)	—	(186,737,720)
Total from portfolio share transactions	52,845,740	130,425,317	(31,962,843)	(60,217,864)	(80,679,186)	(16,164,961)
Total increase (decrease)	93,216,170	435,686,965	(13,402,663)	(28,903,051)	(54,413,559)	(134,768,934)

Net assets
Beginning of period	3,464,684,451	3,028,997,486	350,595,274	379,498,325	780,879,053	915,647,987
End of period	$3,557,900,621	$3,464,684,451	$337,192,611	$350,595,274	$726,465,494	$780,879,053

Undistributed net investment income (loss)	$46,000,041	$12,318,504	$2,478,296	$704,907	$4,096,880	$1,807,974

	American Asset Allocation Trust		American Global Growth Trust		American Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$928,768	$17,051,786	($230,203)	$1,824,626	($2,073,039)	$7,642,597
Net realized gain (loss)	164,570,643	164,164,063	32,108,308	34,996,652	233,539,367	108,062,156
Change in net unrealized appreciation (depreciation)	(152,527,057)	(96,536,369)	(12,876,167)	(32,228,744)	(174,886,655)	(33,034,085)
Increase (decrease) in net assets resulting from operations	12,972,354	84,679,480	19,001,938	4,592,534	56,579,673	82,670,668
Distributions to shareholders
From net investment income
Series I	—	(2,468,269)	—	(60,857)	—	(960,173)
Series II	—	(12,434,973)	—	(1,356,687)	—	(5,471,050)
Series III	—	(2,212,858)	—	(411,080)	—	(1,234,291)
From net realized gain
Series I	—	(946,068)	—	—	—	—
Series II	—	(5,505,668)	—	—	—	—
Series III	—	(645,596)	—	—	—	—
Total distributions	—	(24,213,432)	—	(1,828,624)	—	(7,665,514)
Total from portfolio share transactions	(96,693,767)	(181,757,426)	(14,742,236)	(35,001,023)	(86,943,262)	(192,696,783)
Total increase (decrease)	(83,721,413)	(121,291,378)	4,259,702	(32,237,113)	(30,363,589)	(117,691,629)

Net assets
Beginning of period	1,702,589,622	1,823,881,000	245,787,809	278,024,922	1,028,220,358	1,145,911,987
End of period	$1,618,868,209	$1,702,589,622	$250,047,511	$245,787,809	$997,856,769	$1,028,220,358

Undistributed net investment income (loss)	$939,919	$11,151	($229,412)	$791	($2,066,027)	$7,012

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	American Growth-Income Trust		American International Trust		American New World Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	($289,237)	$10,907,707	$8,355	$5,739,883	($18,237)	$347,816
Net realized gain (loss)	228,003,711	199,269,267	40,117,045	10,633,235	4,374,431	10,233,281
Change in net unrealized appreciation (depreciation)	(192,816,726)	(82,288,882)	(8,366,244)	(35,271,544)	(1,665,950)	(16,911,009)
Increase (decrease) in net assets resulting from operations	34,897,748	127,888,092	31,759,156	(18,898,426)	2,690,244	(6,329,912)
Distributions to shareholders
From net investment income
Series I	—	(2,368,042)	—	(944,629)	—	(99,427)
Series II	—	(5,487,779)	—	(4,123,118)	—	(234,691)
Series III	—	(3,089,035)	—	(687,217)	—	(18,244)
From net realized gain
Series I	—	—	—	—	—	(453,542)
Series II	—	—	—	—	—	(1,603,911)
Series III	—	—	—	—	—	(53,467)
Total distributions	—	(10,944,856)	—	(5,754,964)	—	(2,463,282)
Total from portfolio share transactions	(96,562,680)	(244,211,230)	(48,295,916)	(73,389,593)	773,857	(1,261,037)
Total increase (decrease)	(61,664,932)	(127,267,994)	(16,536,760)	(98,042,983)	3,464,101	(10,054,231)

Net assets
Beginning of period	1,249,502,057	1,376,770,051	606,515,452	704,558,435	70,733,876	80,788,107
End of period	$1,187,837,125	$1,249,502,057	$589,978,692	$606,515,452	$74,197,977	$70,733,876

Undistributed net investment income (loss)	($280,755)	$8,482	$11,796	$3,441	($18,237)	—

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$1,624,932	($1,766,191)	$535,746	$169,344	$1,556,297	$3,614,056
Net realized gain (loss)	127,025,909	310,695,264	82,318,599	172,206,434	20,049,690	49,873,714
Change in net unrealized appreciation (depreciation)	(16,089,668)	(151,413,488)	4,425,712	(71,849,933)	(8,413,601)	(12,558,559)
Increase (decrease) in net assets resulting from operations	112,561,173	157,515,585	87,280,057	100,525,845	13,192,386	40,929,211
Distributions to shareholders
From net investment income
Series I	—	—	—	(92,286)	—	(54,810)
Series II	—	—	—	—	—	(3,920,624)
Series NAV	—	—	—	(658,003)	—	(438,026)
From net realized gain
Series I	—	(12,537,282)	—	(21,234,869)	—	(470,137)
Series II	—	(5,349,879)	—	(7,864,061)	—	(37,206,730)
Series NAV	—	(53,290,139)	—	(85,396,966)	—	(3,293,506)
Total distributions	—	(71,177,300)	—	(115,246,185)	—	(45,383,833)
Total from portfolio share transactions	(123,790,231)	(283,624,301)	(109,539,876)	(85,432,199)	(10,993,394)	8,595,434
Total increase (decrease)	(11,229,058)	(197,286,016)	(22,259,819)	(100,152,539)	2,198,992	4,140,812

Net assets
Beginning of period	1,759,060,674	1,956,346,690	1,032,485,925	1,132,638,464	368,603,996	364,463,184
End of period	$1,747,831,616	$1,759,060,674	$1,010,226,106	$1,032,485,925	$370,802,988	$368,603,996

Undistributed net investment income (loss)	$1,624,932	—	$713,057	$177,311	$2,183,042	$626,745

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Core Strategy Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15	Year ended 12-31-14
From operations
Net investment income (loss)	($5,669,553)	$71,048,116	$7,672,852	$16,658,224	$17,844,908	$37,897,289
Net realized gain (loss)	37,597,247	144,440,674	3,310,576	(7,834,554)	46,005,852	163,808,733
Change in net unrealized appreciation (depreciation)	43,904,986	15,615,828	(822,561)	(44,511,724)	(94,731,801)	(50,928,399)
Increase (decrease) in net assets resulting from operations	75,832,680	231,104,618	10,160,867	(35,688,054)	(30,881,041)	150,777,623
Distributions to shareholders
From net investment income
Series I	—	(2,640,206)	—	(66,248)	—	(5,966,007)
Series II	—	(65,262,490)	—	—	—	(2,819,821)
Series NAV	—	(3,152,365)	—	(17,222,692)	—	(28,359,981)
From net realized gain
Series I	—	(1,075,593)	—	(131,659)	—	(28,326,415)
Series II	—	(28,815,803)	—	—	—	(15,092,690)
Series NAV	—	(1,215,593)	—	(31,106,556)	—	(132,227,621)
Total distributions	—	(102,162,050)	—	(48,527,155)	—	(212,792,535)
Total from portfolio share transactions	(151,661,294)	(256,890,572)	(15,087,538)	(170,540,613)	(110,081,896)	(70,767,811)
Total increase (decrease)	(75,828,614)	(127,948,004)	(4,926,671)	(254,755,822)	(140,962,937)	(132,782,723)

Net assets
Beginning of period	3,951,561,002	4,079,509,006	827,388,811	1,082,144,633	1,986,893,655	2,119,676,378
End of period	$3,875,732,388	$3,951,561,002	$822,462,140	$827,388,811	$1,845,930,718	$1,986,893,655

Undistributed net investment income (loss)	($5,642,635)	$26,918	$11,164,004	$3,491,152	$25,441,978	$7,597,070

	Financial Industries Trust		Franklin Templeton Founding Allocation Trust		Fundamental All Cap Core Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$1,487,169	$1,628,798	($1,850,587)	$37,883,211	$2,871,783	$5,190,914
Net realized gain (loss)	857,458	56,531,391	9,535,384	25,360,809	89,772,313	210,658,967
Change in net unrealized appreciation (depreciation)	3,451,996	(43,792,256)	3,931,003	(23,005,559)	14,526,439	(63,407,616)
Increase (decrease) in net assets resulting from operations	5,796,623	14,367,933	11,615,800	40,238,461	107,170,535	152,442,265
Distributions to shareholders
From net investment income
Series I	—	(929,939)	—	(1,442,911)	—	(614,028)
Series II	—	(118,812)	—	(35,064,750)	—	(127,287)
Series NAV	—	(165,036)	—	(1,385,075)	—	(6,373,977)
Total distributions	—	(1,213,787)	—	(37,892,736)	—	(7,115,292)
Total from portfolio share transactions	(2,926,979)	(19,743,572)	(77,215,639)	(132,410,307)	(58,721,149)	(142,491,245)
Total increase (decrease)	2,869,644	(6,589,426)	(65,599,839)	(130,064,582)	48,449,386	2,835,728

Net assets
Beginning of period	176,273,140	182,862,566	1,257,503,071	1,387,567,653	1,664,287,529	1,661,451,801
End of period	$179,142,784	$176,273,140	$1,191,903,232	$1,257,503,071	$1,712,736,915	$1,664,287,529

Undistributed net investment income (loss)	$2,212,023	$724,854	($1,838,616)	$11,971	$3,466,383	$594,600

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Fundamental Large Cap Value Trust		Global Trust		Health Sciences Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$10,560,927	$13,494,157	$9,009,311	$15,386,591	$1,039,786	($1,659,662)
Net realized gain (loss)	48,755,462	99,452,481	23,479,312	25,151,232	45,307,356	63,265,819
Change in net unrealized appreciation (depreciation)	(12,584,413)	7,393,174	(20,507,276)	(55,953,706)	22,118,143	19,724,147
Increase (decrease) in net assets resulting from operations	46,731,976	120,339,812	11,981,347	(15,415,883)	68,465,285	81,330,304
Distributions to shareholders
From net investment income
Series I	—	(3,598,169)	—	(3,583,673)	—	—
Series II	—	(1,008,439)	—	(1,093,238)	—	—
Series NAV	—	(6,301,311)	—	(9,809,993)	—	—
From net realized gain
Series I	—	—	—	—	—	(15,121,472)
Series II	—	—	—	—	—	(12,655,648)
Series NAV	—	—	—	—	—	(11,154,352)
Total distributions	—	(10,907,919)	—	(14,486,904)	—	(38,931,472)
From portfolio share transactions
Portfolio share transactions	(135,179,116)	(3,816,007)	(56,564,376)	(49,137,562)	5,383,314	25,749,321
Issued in reorganization	—	591,081,885	—	115,070,385	—	—
Total from portfolio share transactions	(135,179,116)	587,265,878	(56,564,376)	65,932,823	5,383,314	25,749,321
Total increase (decrease)	(88,447,140)	696,697,771	(44,583,029)	36,030,036	73,848,599	68,148,153

Net assets
Beginning of period	1,792,403,014	1,095,705,243	716,028,029	679,997,993	338,474,390	270,326,237
End of period	$1,703,955,874	$1,792,403,014	$671,445,000	$716,028,029	$412,322,989	$338,474,390

Undistributed net investment income (loss)	$14,905,720	$4,344,793	$10,622,127	$1,612,816	$987,933	($51,853)

	International Core Trust		International Equity Index Trust B		International Growth Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$12,342,981	$27,644,064	$10,872,649	$20,674,709	$5,689,203	$9,240,034
Net realized gain (loss)	16,288,061	84,497,048	(1,033,534)	4,825,627	28,429,684	47,094,715
Change in net unrealized appreciation (depreciation)	22,384,944	(158,403,699)	17,805,454	(54,254,983)	(15,167,730)	(51,990,782)
Increase (decrease) in net assets resulting from operations	51,015,986	(46,262,587)	27,644,569	(28,754,647)	18,951,157	4,343,967
Distributions to shareholders
From net investment income
Series I	—	(1,662,311)	—	(9,046,598)	—	(51,534)
Series II	—	(632,003)	—	(641,177)	—	(364,634)
Series NAV	—	(26,468,363)	—	(10,536,660)	—	(9,358,932)
Total distributions	—	(28,762,677)	—	(20,224,435)	—	(9,775,100)
Total from portfolio share transactions	(106,765,748)	(66,173,930)	11,037,528	(23,347,344)	(63,311,631)	(67,835,478)
Total increase (decrease)	(55,749,762)	(141,199,194)	38,682,097	(72,326,426)	(44,360,474)	(73,266,611)

Net assets
Beginning of period	727,288,284	868,487,478	620,321,022	692,647,448	503,287,482	576,554,093
End of period	$671,538,522	$727,288,284	$659,003,119	$620,321,022	$458,927,008	$503,287,482

Undistributed net investment income (loss)	$17,102,258	$4,759,277	$12,696,180	$1,823,531	$7,360,992	$1,671,789

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	International Small Company Trust		International Value Trust		Lifestyle Aggressive PS Series
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$1,249,542	$1,573,222	$14,861,028	$34,610,312	($20,879)	$339,465
Net realized gain (loss)	1,560,919	4,731,266	(3,387,602)	81,676,137	138,266	741,456
Change in net unrealized appreciation (depreciation)	7,322,299	(14,358,937)	46,457,180	(257,418,355)	434,917	353,951
Increase (decrease) in net assets resulting from operations	10,132,760	(8,054,449)	57,930,606	(141,131,906)	552,304	1,434,872
Distributions to shareholders
From net investment income
Series I	—	(561,048)	—	(3,065,848)	—	(43,186)
Series II	—	(280,835)	—	(2,203,413)	—	(286,313)
Series NAV	—	(718,046)	—	(28,619,112)	—	(10,968)
From net realized gain
Series I	—	—	—	—	—	(82,419)
Series II	—	—	—	—	—	(617,791)
Series NAV	—	—	—	—	—	(20,345)
Total distributions	—	(1,559,929)	—	(33,888,373)	—	(1,061,022)
Total from portfolio share transactions	3,207,282	(4,121,517)	(138,429,601)	(58,486,976)	648,808	21,310,649
Total increase (decrease)	13,340,042	(13,735,895)	(80,498,995)	(233,507,255)	1,201,112	21,684,499

Net assets
Beginning of period	103,365,189	117,101,084	1,037,293,948	1,270,801,203	22,019,710	335,211
End of period	$116,705,231	$103,365,189	$956,794,953	$1,037,293,948	$23,220,822	$22,019,710

Undistributed net investment income (loss)	$1,570,299	$320,757	$15,735,009	$873,981	($20,879)	—

	Lifestyle Balanced PS Series		Lifestyle Conservative PS Series		Lifestyle Growth PS Series
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	($1,491,162)	$21,718,306	($309,480)	$5,142,266	($3,021,547)	$37,149,858
Net realized gain (loss)	3,626,991	20,597,781	576,793	2,306,121	5,608,963	43,627,827
Change in net unrealized appreciation (depreciation)	11,302,098	5,792,070	807,790	577,940	34,465,319	16,434,321
Increase (decrease) in net assets resulting from operations	13,437,927	48,108,157	1,075,103	8,026,327	37,052,735	97,212,006
Distributions to shareholders
From net investment income
Series I	—	(675,031)	—	(224,397)	—	(786,892)
Series II	—	(20,311,910)	—	(4,908,599)	—	(36,091,812)
Series NAV	—	(727,306)	—	(10,054)	—	(263,227)
From net realized gain
Series I	—	(475,137)	—	(109,647)	—	(569,029)
Series II	—	(16,599,350)	—	(2,698,664)	—	(28,205,882)
Series NAV	—	(448,529)	—	(3,104)	—	(114,351)
Total distributions	—	(39,237,263)	—	(7,954,465)	—	(66,031,193)
Total from portfolio share transactions	9,489,335	767,864,914	(5,013,605)	146,444,947	86,749,994	1,590,528,760
Total increase (decrease)	22,927,262	776,735,808	(3,938,502)	146,516,809	123,802,729	1,621,709,573

Net assets
Beginning of period	990,113,234	213,377,426	196,826,552	50,309,743	1,922,555,495	300,845,922
End of period	$1,013,040,496	$990,113,234	$192,888,050	$196,826,552	$2,046,358,224	$1,922,555,495

Undistributed net investment income (loss)	($1,484,736)	$6,426	($309,201)	$279	($3,011,172)	$10,375

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Moderate PS Series		Mid Cap Index Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	($531,133)	$7,817,496	$4,810,712	$8,753,267	($781,553)	($3,278,128)
Net realized gain (loss)	1,143,314	6,544,760	46,614,207	71,639,495	35,590,145	164,887,262
Change in net unrealized appreciation (depreciation)	3,054,427	1,406,591	(17,364,584)	(5,676,128)	38,051,116	(92,851,204)
Increase (decrease) in net assets resulting from operations	3,666,608	15,768,847	34,060,335	74,716,634	72,859,708	68,757,930
Distributions to shareholders
From net investment income
Series I	—	(201,225)	—	(6,577,978)	—	(198,700)
Series II	—	(7,535,323)	—	(555,915)	—	—
Series NAV	—	(81,938)	—	(1,036,285)	—	(839,033)
From net realized gain
Series I	—	(169,934)	—	(39,286,251)	—	(35,511,662)
Series II	—	(7,289,319)	—	(4,303,055)	—	(19,825,782)
Series NAV	—	(33,966)	—	(5,588,815)	—	(108,051,727)
Total distributions	—	(15,311,705)	—	(57,348,299)	—	(164,426,904)
Total from portfolio share transactions	(1,515,845)	241,139,915	21,597,448	11,297,598	(77,086,757)	1,422,921
Total increase (decrease)	2,150,763	241,597,057	55,657,783	28,665,933	(4,227,049)	(94,246,053)

Net assets
Beginning of period	334,092,486	92,495,429	855,825,385	827,159,452	848,314,467	942,560,520
End of period	$336,243,249	$334,092,486	$911,483,168	$855,825,385	$844,087,418	$848,314,467

Undistributed net investment income (loss)	($530,627)	$506	$7,130,026	$2,319,314	($2,400,271)	($1,618,718)

	Mid Value Trust		Mutual Shares Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$5,113,738	$7,352,634	$6,269,044	$17,663,320	$5,200,022	$7,759,500
Net realized gain (loss)	60,649,228	148,091,954	37,451,837	49,069,947	31,948,835	53,887,723
Change in net unrealized appreciation (depreciation)	(37,417,203)	(59,437,739)	(29,212,024)	(19,443,810)	(69,669,377)	50,927,486
Increase (decrease) in net assets resulting from operations	28,345,763	96,006,849	14,508,857	47,289,457	(32,520,520)	112,574,709
Distributions to shareholders
From net investment income
Series I	—	(2,576,571)	—	(6,632,707)	—	(1,538,681)
Series II	—	(410,962)	—	—	—	(888,289)
Series NAV	—	(3,790,697)	—	(14,333,919)	—	(4,350,257)
From net realized gain
Series I	—	(33,532,420)	—	(3,722,458)	—	—
Series II	—	(7,431,542)	—	—	—	—
Series NAV	—	(45,649,624)	—	(8,083,139)	—	—
Total distributions	—	(93,391,816)	—	(32,772,223)	—	(6,777,227)
Total from portfolio share transactions	(81,865,733)	(63,401,158)	(46,949,117)	(88,869,399)	(19,970,668)	(18,231,518)
Total increase (decrease)	(53,519,970)	(60,786,125)	(32,440,260)	(74,352,165)	(52,491,188)	87,565,964

Net assets
Beginning of period	903,659,290	964,445,415	619,750,369	694,102,534	453,088,098	365,522,134
End of period	$850,139,320	$903,659,290	$587,310,109	$619,750,369	$400,596,910	$453,088,098

Undistributed net investment income (loss)	$8,872,462	$3,758,724	$9,970,785	$3,701,741	$7,913,983	$2,713,961

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Science & Technology Trust		Small Cap Growth Trust		Small Cap Index Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	($933,764)	($1,417,985)	($769,956)	($4,203,309)	$2,457,214	$4,000,427
Net realized gain (loss)	42,654,413	85,635,181	35,522,730	89,437,575	31,626,534	37,756,279
Change in net unrealized appreciation (depreciation)	(19,709,537)	(28,699,627)	(6,965,436)	(47,861,315)	(13,561,462)	(22,126,469)
Increase (decrease) in net assets resulting from operations	22,011,112	55,517,569	27,787,338	37,372,951	20,522,286	19,630,237
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(2,780,892)
Series II	—	—	—	—	—	(374,223)
Series NAV	—	—	—	—	—	(887,521)
From net realized gain
Series I	—	(12,251,835)	—	(18,243,237)	—	(18,727,971)
Series II	—	(1,466,657)	—	(6,099,799)	—	(3,293,941)
Series NAV	—	(614,004)	—	(56,218,951)	—	(5,544,553)
Total distributions	—	(14,332,496)	—	(80,561,987)	—	(31,609,101)
Total from portfolio share transactions	(7,791,260)	6,769,927	(31,483,499)	(22,229,637)	(3,406,696)	3,081,959
Total increase (decrease)	14,219,852	47,955,000	(3,696,161)	(65,418,673)	17,115,590	(8,896,905)

Net assets
Beginning of period	490,992,803	443,037,803	501,355,718	566,774,391	448,464,191	457,361,096
End of period	$505,212,655	$490,992,803	$497,659,557	$501,355,718	$465,579,781	$448,464,191

Undistributed net investment income (loss)	($933,764)	—	($769,956)	—	$3,668,650	$1,211,436

	Small Cap Opportunities Trust		Small Cap Value Trust		Small Company Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$464,408	$206,685	$2,306,318	$4,753,046	($212,048)	($122,747)
Net realized gain (loss)	13,973,224	34,719,990	38,684,139	105,422,420	14,867,080	29,906,422
Change in net unrealized appreciation (depreciation)	(1,892,003)	(28,482,492)	(5,633,302)	(61,014,608)	(3,387,203)	(18,789,676)
Increase (decrease) in net assets resulting from operations	12,545,629	6,444,183	35,357,155	49,160,858	11,267,829	10,993,999
Distributions to shareholders
From net investment income
Series I	—	(55,205)	—	(2,183,600)	—	—
Series II	—	—	—	(180,653)	—	—
Series NAV	—	(100,596)	—	(2,247,587)	—	—
From net realized gain
Series I	—	—	—	(40,097,597)	—	—
Series II	—	—	—	(4,941,599)	—	—
Series NAV	—	—	—	(38,587,282)	—	—
Total distributions	—	(155,801)	—	(88,238,318)	—	—
Total from portfolio share transactions	(29,438,855)	(38,516,878)	(36,640,907)	(34,246,536)	(19,516,639)	(34,843,110)
Total increase (decrease)	(16,893,226)	(32,228,496)	(1,283,752)	(73,323,996)	(8,248,810)	(23,849,111)

Net assets
Beginning of period	281,812,099	314,040,595	721,731,744	795,055,740	134,114,148	157,963,259
End of period	$264,918,873	$281,812,099	$720,447,992	$721,731,744	$125,865,338	$134,114,148

Undistributed net investment income (loss)	$643,359	$178,951	$3,133,029	$826,711	($212,048)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Small Company Value Trust		Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$1,861,949	$2,099,222	$121,403,392	$213,509,531	$4,195,239	$7,865,436
Net realized gain (loss)	21,770,022	46,281,289	163,675,286	398,430,589	7,646,983	18,200,971
Change in net unrealized appreciation (depreciation)	(22,246,898)	(48,460,128)	44,047,675	77,288,034	(2,452,465)	36,652,860
Increase (decrease) in net assets resulting from operations	1,385,073	(79,617)	329,126,353	689,228,154	9,389,757	62,719,267
Distributions to shareholders
From net investment income
Series I	—	(22,912)	—	—	—	(5,347,166)
Series II	—	—	—	—	—	(405,717)
Series NAV	—	(138,998)	—	(206,763,258)	—	(1,118,542)
From net realized gain
Series I	—	(1,683,518)	—	—	—	(7,036,039)
Series II	—	(1,396,284)	—	—	—	(635,045)
Series NAV	—	(5,123,819)	—	(305,725,699)	—	(1,447,709)
Total distributions	—	(8,365,531)	—	(512,488,957)	—	(15,990,218)
Total from portfolio share transactions	(23,118,566)	(54,826,650)	(756,749,183)	(162,504,486)	(5,265,817)	(269,959)
Total increase (decrease)	(21,733,493)	(63,271,798)	(427,622,830)	14,234,711	4,123,940	46,459,090

Net assets
Beginning of period	357,901,654	421,173,452	11,176,427,690	11,162,192,979	601,800,269	555,341,179
End of period	$336,168,161	$357,901,654	$10,748,804,860	$11,176,427,690	$605,924,209	$601,800,269

Undistributed net investment income (loss)	$4,279,673	$2,417,724	$155,610,074	$34,206,682	$6,600,986	$2,405,747

	U.S. Equity Trust		Utilities Trust		Value Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$9,857,129	$11,188,864	$5,640,913	$15,104,199	$1,732,050	$3,371,610
Net realized gain (loss)	43,968,045	172,471,679	19,561,429	43,655,817	36,221,738	80,508,294
Change in net unrealized appreciation (depreciation)	(54,189,384)	(88,620,569)	(30,461,081)	156,375	(2,661,707)	(20,368,243)
Increase (decrease) in net assets resulting from operations	(364,210)	95,039,974	(5,258,739)	58,916,391	35,292,081	63,511,661
Distributions to shareholders
From net investment income
Series I	—	(1,967,981)	—	(13,928,248)	—	(2,804,418)
Series II	—	(101,917)	—	(683,184)	—	(87,779)
Series NAV	—	(10,056,553)	—	(1,211,903)	—	(153,885)
From net realized gain
Series I	—	—	—	(17,042,511)	—	(57,988,642)
Series II	—	—	—	(912,676)	—	(3,227,052)
Series NAV	—	—	—	(1,393,915)	—	(2,764,282)
Total distributions	—	(12,126,451)	—	(35,172,437)	—	(67,026,058)
Total from portfolio share transactions	(54,148,494)	(222,136,901)	(46,899,764)	6,737,448	(26,288,148)	75,092,359
Total increase (decrease)	(54,512,704)	(139,223,378)	(52,158,503)	30,481,402	9,003,933	71,577,962

Net assets
Beginning of period	822,400,553	961,623,931	503,391,295	472,909,893	663,496,115	591,918,153
End of period	$767,887,849	$822,400,553	$451,232,792	$503,391,295	$672,500,048	$663,496,115

Undistributed net investment income (loss)	$11,718,388	$1,861,259	$10,802,162	$5,161,249	$2,617,048	$884,998

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust B
SERIES I
06-30-2015[3]	25.68	0.24	0.05	0.29	—	—	—	—	25.97	1.13	[4]	0.54	[5]	0.30	[5]	1.88	[5]	1,992		2
12-31-2014	23.34	0.42	2.68	3.10	(0.39)	(0.37)	—	(0.76)	25.68	13.33		0.54		0.30		1.71		1,880		2
12-31-2013	18.01	0.37	5.38	5.75	(0.38)	(0.04)	—	(0.42)	23.34	32.03		0.53		0.30		1.75		1,581		4
12-31-2012[6]	17.88	0.08	0.15	0.23	(0.10)	—	—	(0.10)	18.01	1.32	[4]	0.53	[5]	0.30	[5]	2.94	[5]	1,142		4	[7,8]
SERIES II
06-30-2015[3]	25.71	0.22	0.04	0.26	—	—	—	—	25.97	1.01	[4]	0.74	[5]	0.50	[5]	1.68	[5]	55		2
12-31-2014	23.36	0.37	2.69	3.06	(0.34)	(0.37)	—	(0.71)	25.71	13.15		0.74		0.50		1.51		55		2
12-31-2013	18.03	0.32	5.39	5.71	(0.34)	(0.04)	—	(0.38)	23.36	31.76		0.73		0.50		1.55		52		4
12-31-2012[6]	17.88	0.08	0.14	0.22	(0.07)	—	—	(0.07)	18.03	1.27	[4]	0.73	[5]	0.50	[5]	2.74	[5]	47		4	[7,8]
SERIES NAV
06-30-2015[3]	25.68	0.25	0.04	0.29	—	—	—	—	25.97	1.13	[4]	0.49	[5]	0.25	[5]	1.93	[5]	1,510		2
12-31-2014	23.33	0.43	2.69	3.12	(0.40)	(0.37)	—	(0.77)	25.68	13.43		0.49		0.25		1.76		1,530		2
12-31-2013	18.01	0.38	5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03		0.48		0.25		1.80		1,397		4
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80		0.49		0.25		2.07		1,121		4	[7]
12-31-2011	15.71	0.30	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87		0.49		0.25		1.86		845		4
12-31-2010	13.91	0.25	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86		0.49		0.25		1.77		886		10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

All Cap Core Trust
SERIES I
06-30-2015[3]	27.32	0.14	1.33	1.47	—	—	—	—	28.79	5.38	[4]	0.86	[5]	0.86	[5]	0.99	[5]	81		122
12-31-2014	25.15	0.19	2.23	2.42	(0.25)	—	—	(0.25)	27.32	9.64		0.87		0.86		0.71		81		249
12-31-2013	18.95	0.23	6.26	6.49	(0.29)	—	—	(0.29)	25.15	34.33		0.87		0.86		1.02		86		180
12-31-2012	16.44	0.26	2.46	2.72	(0.21)	—	—	(0.21)	18.95	16.57		0.86		0.86		1.46		73		242
12-31-2011	16.55	0.17	(0.11)	0.06	(0.17)	—	—	(0.17)	16.44	0.41		0.86		0.86		0.99		71		231
12-31-2010	14.79	0.17	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04		0.86		0.86		1.03		83		219
SERIES II
06-30-2015[3]	27.27	0.11	1.33	1.44	—	—	—	—	28.71	5.28	[4]	1.06	[5]	1.06	[5]	0.77	[5]	7		122
12-31-2014	25.10	0.13	2.24	2.37	(0.20)	—	—	(0.20)	27.27	9.46		1.07		1.06		0.49		6		249
12-31-2013	18.92	0.18	6.25	6.43	(0.25)	—	—	(0.25)	25.10	34.04		1.07		1.06		0.82		9		180
12-31-2012	16.41	0.23	2.45	2.68	(0.17)	—	—	(0.17)	18.92	16.38		1.06		1.06		1.26		8		242
12-31-2011	16.53	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	16.41	0.14		1.06		1.06		0.79		8		231
12-31-2010	14.77	0.13	1.76	1.89	(0.13)	—	—	(0.13)	16.53	12.81		1.06		1.06		0.83		9		219
SERIES NAV
06-30-2015[3]	27.33	0.15	1.33	1.48	—	—	—	—	28.81	5.42	[4]	0.81	[5]	0.81	[5]	1.05	[5]	250		122
12-31-2014	25.16	0.20	2.23	2.43	(0.26)	—	—	(0.26)	27.33	9.69		0.82		0.81		0.77		264		249
12-31-2013	18.95	0.24	6.28	6.52	(0.31)	—	—	(0.31)	25.16	34.44		0.82		0.81		1.06		284		180
12-31-2012	16.44	0.27	2.46	2.73	(0.22)	—	—	(0.22)	18.95	16.62		0.81		0.81		1.51		274		242
12-31-2011	16.56	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	16.44	0.40		0.81		0.81		1.04		272		231
12-31-2010	14.80	0.16	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09		0.81		0.81		1.08		286		219
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Trust
SERIES I
06-30-2015[3]	13.60	0.04	0.41	0.45	—	—	—	—	14.05	3.31	[4]	1.06	[5]	1.02	[5]	0.56	[5]	1		47
12-31-2014	16.21	0.08	1.17	1.25	(0.08)	(3.78)	—	(3.86)	13.60	8.00		1.06		1.02		0.52		1		109
12-31-2013	13.36	0.08	4.56	4.64	(0.12)	(1.67)	—	(1.79)	16.21	35.55		1.07		1.05		0.49		1		121
12-31-2012	11.92	0.09	2.39	2.48	(0.07)	(0.97)	—	(1.04)	13.36	21.33		1.06		1.06		0.71		1		141
12-31-2011	15.35	0.05	(1.34)	(1.29)	(0.03)	(2.11)	—	(2.14)	11.92	(8.14)		1.07		1.07		0.32		—	[6]	157
12-31-2010	15.14	0.03	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92		1.07		1.07		0.20		—	[6]	185
SERIES NAV
06-30-2015[3]	13.62	0.04	0.41	0.45	—	—	—	—	14.07	3.30	[4]	1.01	[5]	0.97	[5]	0.60	[5]	726		47
12-31-2014	16.22	0.08	1.19	1.27	(0.09)	(3.78)	—	(3.87)	13.62	8.12		1.01		0.97		0.55		780		109
12-31-2013	13.37	0.08	4.57	4.65	(0.13)	(1.67)	—	(1.80)	16.22	35.58		1.02		1.00		0.55		915		121
12-31-2012	11.93	0.10	2.39	2.49	(0.08)	(0.97)	—	(1.05)	13.37	21.38		1.01		1.01		0.73		888		141
12-31-2011	15.35	0.05	(1.33)	(1.28)	(0.03)	(2.11)	—	(2.14)	11.93	(8.02)		1.02		1.02		0.34		875		157
12-31-2010	15.14	0.03	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.98		1.02		1.02		0.22		924		185
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Asset Allocation Trust
SERIES I
06-30-2015[3]	15.75	0.02	[4]	0.10	0.12	—	—		—	—	15.87	0.76	[5]	0.62	[6,7]	0.61	[6,7]	0.22	[4,6]	225		6
12-31-2014	15.22	0.17	[4]	0.60	0.77	(0.17)	(0.07)		—	(0.24)	15.75	5.05		0.62	[7]	0.61	[7]	1.11	[4]	227		7
12-31-2013	12.47	0.15	[4]	2.76	2.91	(0.16)	—		—	(0.16)	15.22	23.30		0.62	[7]	0.62	[7]	1.08	[4]	221		2
12-31-2012	10.94	0.18	[4]	1.54	1.72	(0.19)	—		—	(0.19)	12.47	15.76		0.62	[7]	0.62	[7]	1.50	[4]	192		2
12-31-2011	11.01	0.16	[4]	(0.06)	0.10	(0.17)	—		—	(0.17)	10.94	0.91		0.62	[7]	0.62	[7]	1.42	[4]	187		2
12-31-2010	9.98	0.16	[4]	1.04	1.20	(0.17)	—	[8]	—	(0.17)	11.01	12.06		0.62	[7]	0.62	[7]	1.53	[4]	216		3
SERIES II
06-30-2015[3]	15.75	—	[4]	0.11	0.11	—	—		—	—	15.86	0.70	[5]	0.77	[6,7]	0.76	[6,7]	0.04	[4,6]	1,246		6
12-31-2014	15.22	0.14	[4]	0.61	0.75	(0.15)	(0.07)		—	(0.22)	15.75	4.89		0.77	[7]	0.76	[7]	0.90	[4]	1,320		7
12-31-2013	12.47	0.13	[4]	2.75	2.88	(0.13)	—		—	(0.13)	15.22	23.13		0.77	[7]	0.77	[7]	0.90	[4]	1,430		2
12-31-2012	10.95	0.16	[4]	1.54	1.70	(0.18)	—		—	(0.18)	12.47	15.49		0.77	[7]	0.77	[7]	1.36	[4]	1,305		2
12-31-2011	11.01	0.14	[4]	(0.05)	0.09	(0.15)	—		—	(0.15)	10.95	0.86		0.77	[7]	0.77	[7]	1.29	[4]	1,274		2
12-31-2010	9.98	0.14	[4]	1.04	1.18	(0.15)	—	[8]	—	(0.15)	11.01	11.90		0.77	[7]	0.77	[7]	1.42	[4]	1,420		3
SERIES III
06-30-2015[3]	15.75	0.04	[4]	0.10	0.14	—	—		—	—	15.89	0.89	[5]	0.27	[6,7]	0.26	[6,7]	0.54	[4,6]	147		6
12-31-2014	15.22	0.21	[4]	0.61	0.82	(0.22)	(0.07)		—	(0.29)	15.75	5.40		0.27	[7]	0.26	[7]	1.37	[4]	156		7
12-31-2013	12.46	0.20	[4]	2.76	2.96	(0.20)	—		—	(0.20)	15.22	23.79		0.27	[7]	0.27	[7]	1.40	[4]	173		2
12-31-2012	10.93	0.23	[4]	1.54	1.77	(0.24)	—		—	(0.24)	12.46	16.16		0.27	[7]	0.27	[7]	1.87	[4]	156		2
12-31-2011	11.00	0.21	[4]	(0.07)	0.14	(0.21)	—		—	(0.21)	10.93	1.27		0.27	[7]	0.27	[7]	1.84	[4]	146		2
12-31-2010	9.96	0.20	[4]	1.04	1.24	(0.20)	—	[8]	—	(0.20)	11.00	12.54		0.27	[7]	0.27	[7]	1.96	[4]	153		3
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from the underlying fund held by the portfolio. The expense ratio of the underlying fund held by the portfolio was 0.30% for the period 6-30-2015 and 0.31% for all other periods presented. 8. Less than $0.005 per share.

American Global Growth Trust
SERIES I
06-30-2015[3]	15.86	—	[4,5]	1.25	1.25	—	—		—	—	17.11	7.88	[6]	0.63	[7,8]	0.55	[7,8]	(0.04)[4,8]		11		8
12-31-2014	15.68	0.15	[4]	0.16	0.31	(0.13)	—		—	(0.13)	15.86	1.96		0.63	[7]	0.58	[7]	0.97	[4]	8		13
12-31-2013	12.29	0.16	[4]	3.36	3.52	(0.13)	—		—	(0.13)	15.68	28.63		0.64	[7]	0.63	[7]	1.17	[4]	5		2	[9]
12-31-2012	10.11	0.07	[4]	2.17	2.24	(0.06)	—		—	(0.06)	12.29	22.13		0.64	[7]	0.64	[7]	0.59	[4]	2		5
12-31-2011	11.25	0.21	[4]	(1.25)	(1.04)	(0.10)	—		—	(0.10)	10.11	(9.24)		0.64	[7]	0.64	[7]	2.01	[4]	2		7
12-31-2010[10]	11.27	0.05	[4]	0.04	0.09	(0.11)	—		—	(0.11)	11.25	0.81	[6]	0.61	[7,8]	0.61	[7,8]	4.18	[4,8]	—	[11]	8
SERIES II
06-30-2015[3]	15.83	(0.02)[4]		1.25	1.23	—	—		—	—	17.06	7.77	[6]	0.78	[7,8]	0.70	[7,8]	(0.26)[4,8]		205		8
12-31-2014	15.65	0.10	[4]	0.19	0.29	(0.11)	—		—	(0.11)	15.83	1.82		0.78	[7]	0.74	[7]	0.62	[4]	203		13
12-31-2013	12.27	0.11	[4]	3.38	3.49	(0.11)	—		—	(0.11)	15.65	28.43		0.79	[7]	0.78	[7]	0.77	[4]	233		2	[9]
12-31-2012	10.09	0.04	[4]	2.18	2.22	(0.04)	—		—	(0.04)	12.27	22.00		0.79	[7]	0.79	[7]	0.33	[4]	165		5
12-31-2011	11.23	0.08	[4]	(1.14)	(1.06)	(0.08)	—		—	(0.08)	10.09	(9.40)		0.79	[7]	0.79	[7]	0.73	[4]	158		7
12-31-2010	10.19	0.09	[4]	1.05	1.14	(0.10)	—		—	(0.10)	11.23	11.17		0.79	[7]	0.78	[7]	0.91	[4]	199		8
SERIES III
06-30-2015[3]	15.82	0.02	[4]	1.26	1.28	—	—		—	—	17.10	8.09	[6]	0.28	[7]	0.20	[7]	0.23	[4]	34		8
12-31-2014	15.64	0.18	[4]	0.18	0.36	(0.18)	—		—	(0.18)	15.82	2.31		0.28	[7]	0.24	[7]	1.12	[4]	36		13
12-31-2013	12.25	0.24	[4]	3.33	3.57	(0.18)	—		—	(0.18)	15.64	29.12		0.29	[7]	0.28	[7]	1.68	[4]	40		2	[9]
12-31-2012	10.08	0.10	[4]	2.17	2.27	(0.10)	—		—	(0.10)	12.25	22.49		0.29	[7]	0.29	[7]	0.84	[4]	4		5
12-31-2011	11.22	0.15	[4]	(1.15)	(1.00)	(0.14)	—		—	(0.14)	10.08	(8.92)		0.29	[7]	0.29	[7]	1.37	[4]	3		7
12-31-2010	10.17	0.16	[4]	1.04	1.20	(0.15)	—		—	(0.15)	11.22	11.80		0.29	[7]	0.28	[7]	1.60	[4]	3		8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.55%, 0.55%, 0.56%, 0.55%, 0.56% and 0.61% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 8. Annualized. 9. Excludes merger activity. 10. The inception date for Series I shares is 11-5-10. 11. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth Trust
SERIES I
06-30-2015[3]	24.07	(0.04)[4]		1.40	1.36	—	—	—	—	25.43	5.65	[5]	0.62	[6,7]	0.61	[6,7]	(0.31)[4,7]		125	9
12-31-2014	22.44	0.20	[4]	1.63	1.83	(0.20)	—	—	(0.20)	24.07	8.13		0.62	[6]	0.61	[6]	0.85	[4]	118	7
12-31-2013	17.40	0.11	[4]	5.04	5.15	(0.11)	—	—	(0.11)	22.44	29.60		0.62	[6]	0.62	[6]	0.57	[4]	110	2
12-31-2012	14.87	0.07	[4]	2.53	2.60	(0.07)	—	—	(0.07)	17.40	17.49		0.62	[6]	0.62	[6]	0.40	[4]	91	4
12-31-2011	15.63	0.04	[4]	(0.76)	(0.72)	(0.04)	—	—	(0.04)	14.87	(4.63)		0.62	[6]	0.62	[6]	0.24	[4]	94	6
12-31-2010	13.26	0.05	[4]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24		0.62	[6]	0.62	[6]	0.36	[4]	109	5
SERIES II
06-30-2015[3]	23.99	(0.06)[4]		1.40	1.34	—	—	—	—	25.33	5.59	[5]	0.77	[6,7]	0.76	[6,7]	(0.48)[4,7]		771	9
12-31-2014	22.37	0.14	[4]	1.64	1.78	(0.16)	—	—	(0.16)	23.99	7.96		0.77	[6]	0.76	[6]	0.63	[4]	804	7
12-31-2013	17.34	0.07	[4]	5.04	5.11	(0.08)	—	—	(0.08)	22.37	29.48		0.77	[6]	0.77	[6]	0.36	[4]	919	2
12-31-2012	14.83	0.04	[4]	2.52	2.56	(0.05)	—	—	(0.05)	17.34	17.23		0.77	[6]	0.77	[6]	0.24	[4]	902	4
12-31-2011	15.59	0.01	[4]	(0.76)	(0.75)	(0.01)	—	—	(0.01)	14.83	(4.79)		0.77	[6]	0.77	[6]	0.08	[4]	930	6
12-31-2010	13.22	0.02	[4]	2.38	2.40	(0.03)	—	—	(0.03)	15.59	18.14		0.77	[6]	0.77	[6]	0.16	[4]	1,138	5
SERIES III
06-30-2015[3]	23.98	—	[4,8]	1.40	1.40	—	—	—	—	25.38	5.84	[5]	0.27	[6,7]	0.26	[6,7]	0.02	[4,7]	101,802	9
12-31-2014	22.36	0.26	[4]	1.64	1.90	(0.28)	—	—	(0.28)	23.98	8.47		0.27	[6]	0.26	[6]	1.14	[4]	106	7
12-31-2013	17.33	0.17	[4]	5.04	5.21	(0.18)	—	—	(0.18)	22.36	30.07		0.27	[6]	0.27	[6]	0.88	[4]	116	2
12-31-2012	14.81	0.13	[4]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89		0.27	[6]	0.27	[6]	0.78	[4]	106	4
12-31-2011	15.57	0.10	[4]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)		0.27	[6]	0.27	[6]	0.65	[4]	98	6
12-31-2010	13.20	0.11	[4]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69		0.27	[6]	0.27	[6]	0.78	[4]	89	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35% ,0.35%, 0.35%, 0.34%, 0.34% and 0.34% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 7. Annualized. 8. Less than $0.005 per share.

American Growth-Income Trust
SERIES I
06-30-2015[3]	24.00	—	[4,5]	0.67	0.67	—	—	—	—	24.67	2.79	[6]	0.62	[7,8]	0.61	[7,8]	(0.03)[4,8]		260	9
12-31-2014	21.96	0.21	[4]	2.04	2.25	(0.21)	—	—	(0.21)	24.00	10.25		0.62	[7]	0.61	[7]	0.90	[4]	267	6
12-31-2013	16.66	0.18	[4]	5.32	5.50	(0.20)	—	—	(0.20)	21.96	33.01		0.62	[7]	0.61	[7]	0.96	[4]	270	2
12-31-2012	14.40	0.22	[4]	2.25	2.47	(0.21)	—	—	(0.21)	16.66	17.15		0.62	[7]	0.62	[7]	1.39	[4]	232	18	[9]
12-31-2011	14.90	0.16	[4]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)		0.62	[7]	0.62	[7]	1.10	[4]	197	5
12-31-2010	13.55	0.14	[4]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13		0.62	[7]	0.62	[7]	1.04	[4]	240	6
SERIES II
06-30-2015[3]	23.96	(0.02)[4]		0.67	0.65	—	—	—	—	24.61	2.71	[6]	0.77	[7,8]	0.76	[7,8]	(0.18)[4,8]		690	9
12-31-2014	21.92	0.16	[4]	2.06	2.22	(0.18)	—	—	(0.18)	23.96	10.12		0.77	[7]	0.76	[7]	0.68	[4]	730	6
12-31-2013	16.63	0.14	[4]	5.32	5.46	(0.17)	—	—	(0.17)	21.92	32.84		0.77	[7]	0.76	[7]	0.75	[4]	831	2
12-31-2012	14.38	0.17	[4]	2.27	2.44	(0.19)	—	—	(0.19)	16.63	16.94		0.77	[7]	0.77	[7]	1.09	[4]	814	18	[9]
12-31-2011	14.88	0.15	[4]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)		0.77	[7]	0.77	[7]	0.99	[4]	778	5
12-31-2010	13.54	0.13	[4]	1.35	1.48	(0.14)	—	—	(0.14)	14.88	10.91		0.77	[7]	0.77	[7]	0.92	[4]	928	6
SERIES III
06-30-2015[3]	23.96	0.04	[4]	0.67	0.71	—	—	—	—	24.67	2.96	[6]	0.27	[7,8]	0.26	[7,8]	0.32	[4,8]	238	9
12-31-2014	21.92	0.27	[4]	2.07	2.34	(0.30)	—	—	(0.30)	23.96	10.64		0.27	[7]	0.26	[7]	1.19	[4]	252	6
12-31-2013	16.62	0.24	[4]	5.33	5.57	(0.27)	—	—	(0.27)	21.92	33.50		0.27	[7]	0.26	[7]	1.27	[4]	276	2
12-31-2012	14.37	0.57	[4]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51		0.27	[7]	0.27	[7]	3.53	[4]	257	18	[9]
12-31-2011	14.87	0.23	[4]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)		0.27	[7]	0.27	[7]	1.58	[4]	76	5
12-31-2010	13.52	0.21	[4]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51		0.27	[7]	0.27	[7]	1.51	[4]	79	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.29%, 0.29%, 0.29%, 0.28%, 0.29% and 0.29% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 8. Annualized. 9. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American International Trust
SERIES I
06-30-2015[3]	18.45	0.01	[4]	0.96	0.97	—	—	—	—	19.42	5.26 [5]	0.62	[6,7]	0.62	[6,7]	0.12	[4,7]	96	6
12-31-2014	19.23	0.21	[4]	(0.79)	(0.58)	(0.20)	—	—	(0.20)	18.45	(3.05)	0.62	[6]	0.62	[6]	1.08	[4]	89	6
12-31-2013	16.01	0.17	[4]	3.22	3.39	(0.17)	—	—	(0.17)	19.23	21.20	0.63	[6]	0.62	[6]	1.00	[4]	92	3
12-31-2012	13.77	0.16	[4]	2.25	2.41	(0.17)	—	—	(0.17)	16.01	17.49	0.62	[6]	0.62	[6]	1.06	[4]	81	5
12-31-2011	16.33	0.20	[4]	(2.54)	(2.34)	(0.22)	—	—	(0.22)	13.77	(14.34)	0.62	[6]	0.62	[6]	1.29	[4]	87	9
12-31-2010	15.52	0.26	[4]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88	0.62	[6]	0.62	[6]	1.73	[4]	117	12
SERIES II
06-30-2015[3]	18.44	(0.01)[4]		0.96	0.95	—	—	—	—	19.39	5.15 [5]	0.77	[6,7]	0.77	[6,7]	(0.07)[4,7]		446	6
12-31-2014	19.21	0.15	[4]	(0.75)	(0.60)	(0.17)	—	—	(0.17)	18.44	(3.15)	0.77	[6]	0.77	[6]	0.79	[4]	468	6
12-31-2013	16.00	0.13	[4]	3.23	3.36	(0.15)	—	—	(0.15)	19.21	20.98	0.78	[6]	0.77	[6]	0.76	[4]	557	3
12-31-2012	13.77	0.13	[4]	2.25	2.38	(0.15)	—	—	(0.15)	16.00	17.26	0.77	[6]	0.77	[6]	0.90	[4]	563	5
12-31-2011	16.31	0.19	[4]	(2.54)	(2.35)	(0.19)	—	—	(0.19)	13.77	(14.38)	0.77	[6]	0.77	[6]	1.22	[4]	576	9
12-31-2010	15.51	0.22	[4]	0.81	1.03	(0.23)	—	—	(0.23)	16.31	6.68	0.77	[6]	0.77	[6]	1.43	[4]	726	12
SERIES III
06-30-2015[3]	18.40	0.04	[4]	0.96	1.00	—	—	—	—	19.40	5.43 [5]	0.27	[6]	0.27	[6,7]	0.43	[4,7]	48	6
12-31-2014	19.17	0.26	[4]	(0.77)	(0.51)	(0.26)	—	—	(0.26)	18.40	(2.66)	0.27	[6]	0.27	[6]	1.33	[4]	50	6
12-31-2013	15.96	0.23	[4]	3.21	3.44	(0.23)	—	—	(0.23)	19.17	21.58	0.28	[6]	0.27	[6]	1.31	[4]	55	3
12-31-2012	13.72	0.22	[4]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94	0.27	[6]	0.27	[6]	1.49	[4]	51	5
12-31-2011	16.28	0.34	[4]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)	0.27	[6]	0.27	[6]	2.18	[4]	45	9
12-31-2010	15.47	0.40	[4]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25	0.27	[6]	0.27	[6]	2.64	[4]	33	12
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from the underlying fund by the portfolio. The ratios of the underlying fund held by the portfolio were as follows: 0.54%, 0.54%, 0.54%, 0.53%, 0.53% and 0.53% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 7. Annualized.

American New World Trust
SERIES I
06-30-2015[3]	13.22	0.01	[4]	0.49	0.50	—	—	—	—	13.72	3.78 [5]	0.67	[6,7]	0.67	[6,7]	0.11	[4,7]	22	6
12-31-2014	14.89	0.10	[4]	(1.28)	(1.18)	(0.08)	(0.41)	—	(0.49)	13.22	(8.21)	0.67	[6]	0.66	[6]	0.68	[4]	16	20
12-31-2013	13.55	0.16	[4]	1.31	1.47	(0.13)	—	—	(0.13)	14.89	10.89	0.67	[6]	0.67	[6]	1.16	[4]	15	11
12-31-2012	11.61	0.08	[4]	1.94	2.02	(0.08)	—	—	(0.08)	13.55	17.37	0.68	[6]	0.68	[6]	0.60	[4]	10	7
12-31-2011	13.75	0.20	[4]	(2.17)	(1.97)	(0.17)	—	—	(0.17)	11.61	(14.33)	0.66	[6]	0.66	[6]	1.57	[4]	9	14
12-31-2010	11.84	0.28	[4]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42	0.66	[6]	0.65	[6]	2.26	[4]	8	26
SERIES II
06-30-2015[3]	13.21	(0.01)[4]		0.50	0.49	—	—	—	—	13.70	3.71 [5]	0.82	[6,7]	0.82	[6,7]	(0.12)[4,7]		51	6
12-31-2014	14.88	0.05	[4]	(1.25)	(1.20)	(0.06)	(0.41)	—	(0.46)	13.21	(8.37)	0.82	[6]	0.81	[6]	0.37	[4]	53	20
12-31-2013	13.54	0.10	[4]	1.35	1.45	(0.11)	—	—	(0.11)	14.88	10.74	0.82	[6]	0.82	[6]	0.75	[4]	64	11
12-31-2012	11.61	0.05	[4]	1.94	1.99	(0.06)	—	—	(0.06)	13.54	17.12	0.83	[6]	0.83	[6]	0.43	[4]	68	7
12-31-2011	13.74	0.14	[4]	(2.12)	(1.98)	(0.15)	—	—	(0.15)	11.61	(14.41)	0.81	[6]	0.81	[6]	1.04	[4]	66	14
12-31-2010	11.84	0.14	[4]	1.89	2.03	(0.13)	—	—	(0.13)	13.74	17.18	0.81	[6]	0.80	[6]	1.12	[4]	95	26
SERIES III
06-30-2015[3]	13.18	0.02	[4]	0.51	0.53	—	—	—	—	13.71	4.02 [5]	0.32	[6,7]	0.32	[6,7]	0.36	[4,7]	2	6
12-31-2014	14.86	0.13	[4]	(1.27)	(1.14)	(0.13)	(0.41)	—	(0.54)	13.18	(7.95)	0.32	[6]	0.31	[6]	0.91	[4]	2	20
12-31-2013	13.51	0.16	[4]	1.37	1.53	(0.18)	—	—	(0.18)	14.86	11.36	0.32	[6]	0.32	[6]	1.12	[4]	2	11
12-31-2012	11.58	0.11	[4]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71	0.33	[6]	0.33	[6]	0.85	[4]	3	7
12-31-2011	13.72	0.22	[4]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)	0.31	[6]	0.31	[6]	1.70	[4]	3	14
12-31-2010	11.81	0.22	[4]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	0.31	[6]	0.30	[6]	1.76	[4]	3	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.78%, 0.78%, 0.79%, 0.78%, 0.80% and 0.80% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 7. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
SERIES I
06-30-2015[3]	35.88	0.03	2.29		2.32	—	—	—	—	38.20	6.47	[4]	0.86	[5]	0.83	[5]	0.16 [5]	315	16
12-31-2014	34.23	(0.04)	3.12		3.08	—	(1.43)	—	(1.43)	35.88	9.07		0.86		0.83		(0.12)	313	26
12-31-2013	24.29	(0.01)	10.03		10.02	(0.08)	—	—	(0.08)	34.23	41.27		0.87		0.83		(0.04)	337	27
12-31-2012	20.54	0.05	3.72		3.77	(0.02)	—	—	(0.02)	24.29	18.36		0.86		0.83		0.22	274	22
12-31-2011	20.25	0.02	0.27		0.29	— [6]	—	—	— [6]	20.54	1.44		0.86		0.83		0.12	277	33
12-31-2010	17.45	— [6]	2.82		2.82	(0.02)	—	—	(0.02)	20.25	16.15		0.87		0.84		(0.01)	328	44
SERIES II
06-30-2015[3]	35.50	(0.01)	2.26		2.25	—	—	—	—	37.75	6.34	[4]	1.06	[5]	1.03	[5]	(0.04)[5]	137	16
12-31-2014	33.94	(0.11)	3.10		2.99	—	(1.43)	—	(1.43)	35.50	8.88		1.06		1.03		(0.32)	132	26
12-31-2013	24.10	(0.07)	9.94		9.87	(0.03)	—	—	(0.03)	33.94	40.97		1.07		1.03		(0.24)	149	27
12-31-2012	20.40	— [6]	3.70		3.70	—	—	—	—	24.10	18.14		1.06		1.03		0.02	123	22
12-31-2011	20.15	(0.02)	0.27		0.25	—	—	—	—	20.40	1.24		1.06		1.03		(0.08)	122	33
12-31-2010	17.39	(0.04)	2.81		2.77	(0.01)	—	—	(0.01)	20.15	15.94		1.07		1.04		(0.21)	137	44
SERIES NAV
06-30-2015[3]	35.86	0.04	2.29		2.33	—	—	—	—	38.19	6.50	[4]	0.81	[5]	0.78	[5]	0.21 [5]	1,296	16
12-31-2014	34.20	(0.02)	3.11		3.09	—	(1.43)	—	(1.43)	35.86	9.11		0.81		0.78		(0.07)	1,314	26
12-31-2013	24.26	— [6]	10.03		10.03	(0.09)	—	—	(0.09)	34.20	41.37		0.82		0.78		0.01	1,471	27
12-31-2012	20.51	0.07	3.71		3.78	(0.03)	—	—	(0.03)	24.26	18.44		0.81		0.78		0.28	1,346	22
12-31-2011	20.22	0.04	0.25		0.29	— [6]	—	—	— [6]	20.51	1.45		0.81		0.78		0.17	1,286	33
12-31-2010	17.41	0.01	2.82		2.83	(0.02)	—	—	(0.02)	20.22	16.25		0.82		0.79		0.05	1,361	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Capital Appreciation Trust
SERIES I
06-30-2015[3]	15.47	0.01	1.34		1.35	—	—	—	—	16.82	8.73	[5]	0.78	[6]	0.78	[6]	0.08 [6]	199	14
12-31-2014	15.78	— [4]	1.50		1.50	(0.01)	(1.80)	—	(1.81)	15.47	9.65		0.78		0.78		(0.01)	196	33
12-31-2013	11.51	0.01	4.29		4.30	(0.03)	—	—	(0.03)	15.78	37.41		0.79		0.79		0.04	205	38
12-31-2012	9.94	0.03	1.56		1.59	(0.02)	—	—	(0.02)	11.51	15.98		0.79		0.78		0.27	175	45
12-31-2011	9.94	0.01	—	[4]	0.01	(0.01)	—	—	(0.01)	9.94	0.08		0.79		0.78		0.05	181	52
12-31-2010	8.90	0.01	1.04		1.05	(0.01)	—	—	(0.01)	9.94	11.83		0.79		0.79		0.16	217	77	[7]
SERIES II
06-30-2015[3]	15.22	(0.01)	1.32		1.31	—	—	—	—	16.53	8.61	[5]	0.98	[6]	0.98	[6]	(0.12)[6]	71	14
12-31-2014	15.57	(0.03)	1.48		1.45	—	(1.80)	—	(1.80)	15.22	9.47		0.98		0.98		(0.21)	73	33
12-31-2013	11.38	(0.02)	4.24		4.22	(0.03)	—	—	(0.03)	15.57	37.10		0.99		0.99		(0.16)	77	38
12-31-2012	9.83	0.02	1.54		1.56	(0.01)	—	—	(0.01)	11.38	15.84		0.99		0.98		0.07	71	45
12-31-2011	9.85	(0.02)	—	[4]	(0.02)	— [4]	—	—	— [4]	9.83	(0.17)		0.99		0.98		(0.15)	72	52
12-31-2010	8.83	— [4]	1.02		1.02	— [4]	—	—	— [4]	9.85	11.58		0.99		0.99		(0.05)	84	77	[7]
SERIES NAV
06-30-2015[3]	15.48	0.01	1.35		1.36	—	—	—	—	16.84	8.79	[5]	0.73	[6]	0.73	[6]	0.13 [6]	740	14
12-31-2014	15.79	0.01	1.49		1.50	(0.01)	(1.80)	—	(1.81)	15.48	9.68		0.73		0.73		0.04	764	33
12-31-2013	11.51	0.01	4.30		4.31	(0.03)	—	—	(0.03)	15.79	37.51		0.74		0.74		0.09	850	38
12-31-2012	9.94	0.04	1.55		1.59	(0.02)	—	—	(0.02)	11.51	16.03		0.74		0.73		0.32	797	45
12-31-2011	9.94	0.01	—	[4]	0.01	(0.01)	—	—	(0.01)	9.94	0.12		0.74		0.73		0.10	770	52
12-31-2010	8.90	0.02	1.04		1.06	(0.02)	—	—	(0.02)	9.94	11.88		0.74		0.74		0.19	821	77	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Trust
SERIES I
06-30-2015[3]	12.78	0.07		0.40	0.47		—	—	—	—	13.25	3.68	[4]	0.91	[5]	0.86	[5]	1.01	[5]	4		41
12-31-2014	13.02	0.15		1.38	1.53		(0.18)	(1.59)	—	(1.77)	12.78	12.22		0.91		0.87		1.18		4		69
12-31-2013	11.75	0.14		2.44	2.58		(0.16)	(1.15)	—	(1.31)	13.02	22.32		0.91		0.87		1.09		1		71
12-31-2012	11.51	0.18		1.45	1.63		(0.17)	(1.22)	—	(1.39)	11.75	14.59		0.92		0.88		1.50		1		68
12-31-2011	11.50	0.19		0.16	0.35		(0.16)	(0.18)	—	(0.34)	11.51	3.13		0.95		0.91		1.59		1		83
12-31-2010	11.47	0.16		1.41	1.57		(0.18)	(1.36)	—	(1.54)	11.50	13.83		1.02		0.98		1.38		1		62
SERIES II
06-30-2015[3]	12.75	0.05		0.41	0.46		—	—	—	—	13.21	3.61	[4]	1.11	[5]	1.06	[5]	0.81	[5]	328		41
12-31-2014	12.99	0.13		1.37	1.50		(0.15)	(1.59)	—	(1.74)	12.75	12.04		1.11		1.07		0.98		332		69
12-31-2013	11.74	0.11		2.42	2.53		(0.13)	(1.15)	—	(1.28)	12.99	21.93		1.11		1.07		0.88		331		71
12-31-2012	11.49	0.15		1.47	1.62		(0.15)	(1.22)	—	(1.37)	11.74	14.49		1.12		1.08		1.29		306		68
12-31-2011	11.49	0.16		0.16	0.32		(0.14)	(0.18)	—	(0.32)	11.49	2.88		1.15		1.11		1.39		301		83
12-31-2010	11.46	0.14		1.40	1.54		(0.15)	(1.36)	—	(1.51)	11.49	13.63		1.22		1.18		1.15		335		62
SERIES NAV
06-30-2015[3]	12.76	0.07		0.40	0.47		—	—	—	—	13.23	3.68	[4]	0.86	[5]	0.81	[5]	1.07	[5]	39		41
12-31-2014	13.00	0.16		1.38	1.54		(0.19)	(1.59)	—	(1.78)	12.76	12.38		0.86		0.82		1.22		32		69
12-31-2013	11.74	0.15		2.42	2.57		(0.16)	(1.15)	—	(1.31)	13.00	22.30		0.86		0.82		1.14		32		71
12-31-2012	11.49	0.19		1.46	1.65		(0.18)	(1.22)	—	(1.40)	11.74	14.76		0.87		0.83		1.56		25		68
12-31-2011	11.49	0.19		0.15	0.34		(0.16)	(0.18)	—	(0.34)	11.49	3.09		0.90		0.86		1.66		17		83
12-31-2010	11.46	0.17		1.40	1.57		(0.18)	(1.36)	—	(1.54)	11.49	13.90		0.97		0.93		1.42		5		62
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

Core Strategy Trust
SERIES I
06-30-2015[3]	14.95	(0.01)[4]		0.31	0.30		—	—	—	—	15.25	2.01	[5]	0.11	[6,7]	0.11	[6,7]	(0.10)[4,7]		130		1
12-31-2014	14.48	0.29	[4]	0.60	0.89		(0.30)	(0.12)	—	(0.42)	14.95	6.11		0.11	[6]	0.11	[6]	1.92	[4]	135		5
12-31-2013	13.58	0.01	[4]	2.55	2.56		(0.08)	(1.58)	—	(1.66)	14.48	19.16		0.12	[6]	0.12	[6]	0.06	[4]	142		8	[8]
12-31-2012	12.40	0.43	[4]	1.12	1.55		(0.35)	(0.02)	—	(0.37)	13.58	12.53		0.13	[6]	0.13	[6]	3.21	[4]	—	[9]	110	[10]
12-31-2011	12.66	0.42	[4]	(0.39)	0.03		(0.29)	— [11]	—	(0.29)	12.40	0.21		0.12	[6]	0.11	[6]	3.34	[4]	—	[9]	8
12-31-2010	11.51	0.12	[4]	1.31	1.43		(0.25)	(0.03)	—	(0.28)	12.66	12.42		0.13	[6]	0.07	[6]	0.98	[4]	—	[9]	15
SERIES II
06-30-2015[3]	15.01	(0.02)[4]		0.30	0.28		—	—	—	—	15.29	1.87	[5]	0.31	[6,7]	0.31	[6,7]	(0.30)[4,7]		3,587		1
12-31-2014	14.54	0.26	[4]	0.60	0.86		(0.27)	(0.12)	—	(0.39)	15.01	5.91		0.31	[6]	0.31	[6]	1.75	[4]	3,658		5
12-31-2013	13.62	0.20	[4]	2.35	2.55		(0.05)	(1.58)	—	(1.63)	14.54	19.03		0.32	[6]	0.32	[6]	1.36	[4]	3,804		8	[8]
12-31-2012	12.44	0.32	[4]	1.21	1.53		(0.33)	(0.02)	—	(0.35)	13.62	12.27		0.33	[6]	0.33	[6]	2.36	[4]	688		110	[10]
12-31-2011	12.70	0.25	[4]	(0.25)	—	[11]	(0.26)	— [11]	—	(0.26)	12.44	0.01		0.32	[6]	0.31	[6]	1.95	[4]	653		8
12-31-2010	11.55	0.23	[4]	1.18	1.41		(0.23)	(0.03)	—	(0.26)	12.70	12.17		0.33	[6]	0.27	[6]	1.94	[4]	680		15
SERIES NAV
06-30-2015[3]	14.96	—	[4,11]	0.31	0.31		—	—	—	—	15.27	2.07	[5]	0.06	[6,7]	0.06	[6,7]	(0.05)[4,7]		159		1
12-31-2014	14.49	0.32	[4]	0.58	0.90		(0.31)	(0.12)	—	(0.43)	14.96	6.15		0.06	[6]	0.06	[6]	2.13	[4]	159		5
12-31-2013	13.58	0.28	[4]	2.30	2.58		(0.09)	(1.58)	—	(1.67)	14.49	19.28		0.07	[6]	0.07	[6]	1.91	[4]	133		8	[8]
12-31-2012	12.40	0.39	[4]	1.17	1.56		(0.36)	(0.02)	—	(0.38)	13.58	12.58		0.08	[6]	0.08	[6]	2.92	[4]	51		110	[10]
12-31-2011	12.67	0.35	[4]	(0.33)	0.02		(0.29)	— [11]	—	(0.29)	12.40	0.18		0.07	[6]	0.06	[6]	2.74	[4]	33		8
12-31-2010	11.51	0.32	[4]	1.13	1.45		(0.26)	(0.03)	—	(0.29)	12.67	12.56		0.08	[6]	0.02	[6]	2.69	[4]	19		15
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.64%, 0.49%–0.59%, 0.48%–0.50% and 0.48%–0.50% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 7. Annualized. 8. Excludes merger activity. 9. Less than $500,000. 10. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 11. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
SERIES I
06-30-2015[3]	8.91	0.08	0.01	0.09	—	—	—	—	9.00	1.01 [4]	1.08	[5]	1.08	[5]	1.83	[5]	3	10
12-31-2014	9.92	0.17	(0.65)	(0.48)	(0.18)	(0.35)	—	(0.53)	8.91	(5.50)	1.13		1.12		1.68		3	17
12-31-2013	10.74	0.13	(0.46)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.92	(3.22)	1.13		1.12		1.25		4	9
12-31-2012	9.86	0.14	1.60	1.74	(0.11)	(0.75)	—	(0.86)	10.74	18.53	1.13		1.13		1.31		9	14
12-31-2011	15.99	0.17	(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)	1.13		1.13		1.27		7	18
12-31-2010	13.52	0.09	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	1.12		1.12		0.65		11	21
SERIES II
06-30-2015[3,6]	9.48	0.05	(0.54)	(0.49)	—	—	—	—	8.99	(5.17)[4]	1.28	[5]	1.28	[5]	5.70	[5]	—[7]	10	[8]
SERIES NAV
06-30-2015[3]	8.90	0.08	0.01	0.09	—	—	—	—	8.99	1.01 [4]	1.03	[5]	1.03	[5]	1.82	[5]	819	10
12-31-2014	9.90	0.17	(0.63)	(0.46)	(0.19)	(0.35)	—	(0.54)	8.90	(5.36)	1.08		1.07		1.70		824	17
12-31-2013	10.72	0.14	(0.47)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.90	(3.18)	1.08		1.07		1.37		1,078	9
12-31-2012	9.85	0.14	1.59	1.73	(0.11)	(0.75)	—	(0.86)	10.72	18.49	1.08		1.08		1.34		1,115	14
12-31-2011	15.98	0.18	(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)	1.08		1.08		1.32		915	18
12-31-2010	13.51	0.11	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	1.07		1.07		0.80		1,088	21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series II shares is 5-27-15. 7. Less than $500,000. 8. Portfolio turnover is shown for the period from 1-1-15 to 6-30-15.

Equity Income Trust
SERIES I
06-30-2015[3]	19.16	0.17	(0.49)	(0.32)	—	—	—	—	18.84	(1.67)[4]	0.86	[5]	0.83	[5]	1.84	[5]	299	6
12-31-2014	19.82	0.36	1.09	1.45	(0.35)	(1.76)	—	(2.11)	19.16	7.47	0.86		0.83		1.81		326	9
12-31-2013	15.53	0.29	4.35	4.64	(0.35)	—	—	(0.35)	19.82	29.96	0.87		0.83		1.63		348	9
12-31-2012	13.50	0.31	2.03	2.34	(0.31)	—	—	(0.31)	15.53	17.44	0.86		0.83		2.11		311	14
12-31-2011	13.87	0.27	(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)	0.86		0.83		1.91		311	19	[6]
12-31-2010	12.27	0.23	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	0.87		0.84		1.84		348	14
SERIES II
06-30-2015[3]	19.10	0.15	(0.49)	(0.34)	—	—	—	—	18.76	(1.78)[4]	1.06	[5]	1.03	[5]	1.63	[5]	155	6
12-31-2014	19.77	0.32	1.09	1.41	(0.32)	(1.76)	—	(2.08)	19.10	7.23	1.06		1.03		1.62		172	9
12-31-2013	15.49	0.26	4.34	4.60	(0.32)	—	—	(0.32)	19.77	29.75	1.07		1.03		1.43		193	9
12-31-2012	13.47	0.28	2.03	2.31	(0.29)	—	—	(0.29)	15.49	17.18	1.06		1.03		1.91		173	14
12-31-2011	13.84	0.24	(0.38)	(0.14)	(0.23)	—	—	(0.23)	13.47	(1.01)	1.06		1.03		1.73		174	19	[6]
12-31-2010	12.24	0.21	1.61	1.82	(0.22)	—	—	(0.22)	13.84	14.91	1.07		1.04		1.64		178	14
SERIES NAV
06-30-2015[3]	19.10	0.18	(0.50)	(0.32)	—	—	—	—	18.78	(1.68)[4]	0.81	[5]	0.78	[5]	1.88	[5]	1,391	6
12-31-2014	19.76	0.37	1.09	1.46	(0.36)	(1.76)	—	(2.12)	19.10	7.55	0.81		0.78		1.87		1,489	9
12-31-2013	15.48	0.30	4.34	4.64	(0.36)	—	—	(0.36)	19.76	30.05	0.82		0.78		1.68		1,579	9
12-31-2012	13.46	0.32	2.02	2.34	(0.32)	—	—	(0.32)	15.48	17.47	0.81		0.78		2.17		1,513	14
12-31-2011	13.83	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)	0.81		0.78		1.98		1,471	19	[6]
12-31-2010	12.23	0.24	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	0.82		0.79		1.90		1,427	14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
SERIES I
06-30-2015[3]	17.10	0.15		0.45	0.60	—	—	—	—	17.70	3.51	[4]	0.89	[5]	0.88	[5]	1.75	[5]	134	13
12-31-2014	15.85	0.15		1.22	1.37	(0.12)	—	—	(0.12)	17.10	8.65		0.93		0.93		0.95		132	113
12-31-2013	12.32	0.11		3.67	3.78	(0.10)	(0.15)	—	(0.25)	15.85	30.75		0.91		0.90		0.78		132	3
12-31-2012	10.52	0.12		1.77	1.89	(0.09)	—	—	(0.09)	12.32	18.05		0.91		0.91		0.99		97	26
12-31-2011	11.84	0.10		(1.23)	(1.13)	(0.19)	—	—	(0.19)	10.52	(9.51)		0.94		0.93		0.90		92	12
12-31-2010	10.58	0.09		1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25		0.93		0.93		0.80		125	15
SERIES II
06-30-2015[3]	17.02	0.13		0.45	0.58	—	—	—	—	17.60	3.41	[4]	1.09	[5]	1.08	[5]	1.55	[5]	21	13
12-31-2014	15.78	0.12		1.21	1.33	(0.09)	—	—	(0.09)	17.02	8.42		1.13		1.13		0.75		23	113
12-31-2013	12.27	0.09		3.64	3.73	(0.07)	(0.15)	—	(0.22)	15.78	30.49		1.11		1.10		0.60		27	3
12-31-2012	10.48	0.09		1.77	1.86	(0.07)	—	—	(0.07)	12.27	17.82		1.11		1.11		0.79		23	26
12-31-2011	11.79	0.08		(1.22)	(1.14)	(0.17)	—	—	(0.17)	10.48	(9.66)		1.14		1.13		0.71		23	12
12-31-2010	10.54	0.06		1.20	1.26	(0.01)	—	—	(0.01)	11.79	12.00		1.13		1.13		0.58		32	15
SERIES NAV
06-30-2015[3]	17.07	0.15		0.45	0.60	—	—	—	—	17.67	3.51	[4]	0.84	[5]	0.83	[5]	1.80	[5]	24	13
12-31-2014	15.83	0.16		1.21	1.37	(0.13)	—	—	(0.13)	17.07	8.64		0.88		0.88		1.00		22	113
12-31-2013	12.30	0.12		3.66	3.78	(0.10)	(0.15)	—	(0.25)	15.83	30.86		0.86		0.85		0.84		24	3
12-31-2012	10.51	0.12		1.77	1.89	(0.10)	—	—	(0.10)	12.30	18.03		0.86		0.86		1.04		18	26
12-31-2011	11.82	0.11		(1.22)	(1.11)	(0.20)	—	—	(0.20)	10.51	(9.39)		0.89		0.88		0.95		18	12
12-31-2010	10.57	0.09		1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22		0.88		0.88		0.83		23	15
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2015[3]	13.02	(0.01)[4]		0.13	0.12	—	—	—	—	13.14	0.92	[5]	0.12	[6]	0.12	[7,6]	(0.12)[4,6]		44	—	[8]
12-31-2014	13.05	0.39	[4]	0.01	0.40	(0.43)	—	—	(0.43)	13.02	3.01		0.11		0.11	[7]	2.92	[4]	45	4
12-31-2013	10.73	0.29	[4]	2.33	2.62	(0.30)	—	—	(0.30)	13.05	24.43		0.12		0.12	[7]	2.37	[4]	52	3
12-31-2012	9.51	0.31	[4]	1.24	1.55	(0.33)	—	—	(0.33)	10.73	16.26		0.12		0.12	[7]	3.04	[4]	47	3
12-31-2011	9.95	0.29	[4]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)		0.12		0.12	[7]	2.92	[4]	44	3
12-31-2010	9.33	0.37	[4]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67		0.12		0.10	[7]	3.87	[4]	47	5
SERIES II
06-30-2015[3]	13.04	(0.02)[4]		0.12	0.10	—	—	—	—	13.14	0.77	[5]	0.32	[6]	0.32	[7,6]	(0.32)[4,6]		1,101	—	[8]
12-31-2014	13.07	0.37	[4]	— [9]	0.37	(0.40)	—	—	(0.40)	13.04	2.81		0.31		0.31	[7]	2.76	[4]	1,169	4
12-31-2013	10.74	0.26	[4]	2.35	2.61	(0.28)	—	—	(0.28)	13.07	24.27		0.32		0.32	[7]	2.17	[4]	1,305	3
12-31-2012	9.52	0.28	[4]	1.25	1.53	(0.31)	—	—	(0.31)	10.74	16.03		0.32		0.32	[7]	2.79	[4]	1,184	3
12-31-2011	9.97	0.26	[4]	(0.43)	(0.17)	(0.28)	—	—	(0.28)	9.52	(1.71)		0.32		0.32	[7]	2.60	[4]	1,154	3
12-31-2010	9.35	0.33	[4]	0.65	0.98	(0.36)	—	—	(0.36)	9.97	10.44		0.32		0.30	[7]	3.51	[4]	1,335	5
SERIES NAV
06-30-2015[3]	13.01	—	[4,9]	0.13	0.13	—	—	—	—	13.14	1.00	[5]	0.07	[6]	0.07	[7,6]	(0.07)[4,6]		47	—	[8]
12-31-2014	13.04	0.47	[4]	(0.07)	0.40	(0.43)	—	—	(0.43)	13.01	3.06		0.06		0.06	[7]	3.46	[4]	43	4
12-31-2013	10.72	0.35	[4]	2.28	2.63	(0.31)	—	—	(0.31)	13.04	24.50		0.07		0.07	[7]	2.88	[4]	31	3
12-31-2012	9.50	0.38	[4]	1.17	1.55	(0.33)	—	—	(0.33)	10.72	16.33		0.07		0.07	[7]	3.69	[4]	16	3
12-31-2011	9.95	0.34	[4]	(0.48)	(0.14)	(0.31)	—	—	(0.31)	9.50	(1.46)		0.07		0.07	[7]	3.41	[4]	10	3
12-31-2010	9.33	0.41	[4]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72		0.07		0.05	[7]	4.37	[4]	8	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.57%–0.93%, 0.84%–0.98%, 0.85%–0.97%, 0.85%–1.00%, 0.85%–1.03% and 0.85%–1.03% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively. 8. Less than 1%. 9. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental All Cap Core Trust
SERIES I
06-30-2015[3]	22.53	0.04		1.43	1.47	—	—	—	—	24.00	6.52	[4]	0.76	[5]	0.75	[5]	0.31	[5]	166		18
12-31-2014	20.61	0.06	[6]	1.95	2.01	(0.09)	—	—	(0.09)	22.53	9.74		0.76		0.75		0.28		156		46
12-31-2013	15.30	0.11		5.37	5.48	(0.17)	—	—	(0.17)	20.61	35.88		0.76		0.76		0.60		159		41
12-31-2012	12.48	0.16		2.77	2.93	(0.11)	—	—	(0.11)	15.30	23.52		0.76		0.76		1.17		131		38
12-31-2011	12.90	0.13		(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)		0.76		0.76		0.98		117		146
12-31-2010	10.90	0.13		2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65		0.76		0.76		1.18		142		120
SERIES II
06-30-2015[3]	22.50	0.01		1.44	1.45	—	—	—	—	23.95	6.44	[4]	0.96	[5]	0.95	[5]	0.11	[5]	57		18
12-31-2014	20.58	0.02	[6]	1.95	1.97	(0.05)	—	—	(0.05)	22.50	9.56		0.96		0.95		0.08		59		46
12-31-2013	15.29	0.07		5.36	5.43	(0.14)	—	—	(0.14)	20.58	35.55		0.96		0.96		0.40		69		41
12-31-2012	12.47	0.14		2.76	2.90	(0.08)	—	—	(0.08)	15.29	23.31		0.96		0.96		0.98		67		38
12-31-2011	12.90	0.10		(0.42)	(0.32)	(0.11)	—	—	(0.11)	12.47	(2.44)		0.96		0.96		0.78		60		146
12-31-2010	10.90	0.11		2.00	2.11	(0.11)	—	—	(0.11)	12.90	19.40		0.96		0.96		0.97		71		120
SERIES NAV
06-30-2015[3]	22.61	0.04		1.45	1.49	—	—	—	—	24.10	6.59	[4]	0.71	[5]	0.70	[5]	0.36	[5]	1,489		18
12-31-2014	20.68	0.07	[6]	1.96	2.03	(0.10)	—	—	(0.10)	22.61	9.81		0.71		0.70		0.33		1,449		46
12-31-2013	15.36	0.11		5.39	5.50	(0.18)	—	—	(0.18)	20.68	35.86		0.71		0.71		0.64		1,433		41
12-31-2012	12.52	0.17		2.79	2.96	(0.12)	—	—	(0.12)	15.36	23.66		0.71		0.71		1.22		1,149		38
12-31-2011	12.95	0.13		(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)		0.71		0.71		1.03		1,032		146
12-31-2010	10.94	0.14		2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73		0.71		0.71		1.22		1,171		120
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per sharee and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.05 and 0.21% for all series, respectively.

Fundamental Large Cap Value Trust
SERIES I
06-30-2015[3]	17.52	0.11		0.35	0.46	—	—	—	—	17.98	2.63	[4]	0.71	[5]	0.70	[5]	1.21	[5]	605		5
12-31-2014	15.94	0.17		1.52	1.69	(0.11)	—	—	(0.11)	17.52	10.61		0.71		0.70		1.03		621		29	[6]
12-31-2013	12.18	0.17		3.77	3.94	(0.18)	—	—	(0.18)	15.94	32.41		0.74		0.74		1.17		273		40	[6]
12-31-2012	9.91	0.19		2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42		0.76		0.75		1.67		67		42
12-31-2011	9.84	0.15		0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75		0.78		0.78		1.53		45		108
12-31-2010	8.83	0.13		1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56		0.78		0.78		1.43		—	[7]	154
SERIES II
06-30-2015[3]	17.64	0.09		0.35	0.44	—	—	—	—	18.08	2.49	[4]	0.91	[5]	0.90	[5]	1.01	[5]	249		5
12-31-2014	16.05	0.13		1.54	1.67	(0.08)	—	—	(0.08)	17.64	10.40		0.91		0.90		0.74		268		29	[6]
12-31-2013	12.27	0.14		3.79	3.93	(0.15)	—	—	(0.15)	16.05	32.11		0.94		0.94		0.99		44		40	[6]
12-31-2012	9.98	0.16		2.25	2.41	(0.12)	—	—	(0.12)	12.27	24.23		0.96		0.95		1.46		17		42
12-31-2011	9.90	0.13		0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63		0.98		0.98		1.33		13		108
12-31-2010	8.90	0.13		1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11		0.98		0.98		1.39		14		154
SERIES NAV
06-30-2015[3]	17.52	0.11		0.35	0.46	—	—	—	—	17.98	2.63	[4]	0.66	[5]	0.65	[5]	1.26	[5]	851		5
12-31-2014	15.94	0.19		1.51	1.70	(0.12)	—	—	(0.12)	17.52	10.66		0.66		0.65		1.12		903		29	[6]
12-31-2013	12.18	0.18		3.77	3.95	(0.19)	—	—	(0.19)	15.94	32.47		0.69		0.69		1.28		779		40	[6]
12-31-2012	9.91	0.19		2.23	2.42	(0.15)	—	—	(0.15)	12.18	24.48		0.71		0.70		1.68		441		42
12-31-2011	9.83	0.16		0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90		0.73		0.73		1.58		270		108
12-31-2010	8.83	0.14		1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51		0.73		0.73		1.60		189		154
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Trust
SERIES I
06-30-2015[3]	19.58	0.26	0.04	0.30	—	—	—	—	19.88	1.53	[4]	0.93	[5]	0.91	[5]	2.56 [5]	169	13
12-31-2014	20.50	0.47 [6]	(0.99)	(0.52)	(0.40)	—	—	(0.40)	19.58	(2.60)		0.95		0.94		2.27 [6]	180	17	[7]
12-31-2013	15.86	0.26	4.66	4.92	(0.28)	—	—	(0.28)	20.50	31.09		0.96		0.95		1.45	176	14
12-31-2012	13.31	0.30	2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74		0.96		0.94		2.04	156	16
12-31-2011	14.48	0.31	(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)		0.96		0.94		2.14	150	24
12-31-2010	13.64	0.22	0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76		0.96		0.94		1.64	178	8
SERIES II
06-30-2015[3]	19.51	0.23	0.05	0.28	—	—	—	—	19.79	1.44	[4]	1.13	[5]	1.11	[5]	2.35 [5]	56	13
12-31-2014	20.43	0.41 [6]	(0.97)	(0.56)	(0.36)	—	—	(0.36)	19.51	(2.80)		1.15		1.14		1.97 [6]	62	17	[7]
12-31-2013	15.81	0.22	4.65	4.87	(0.25)	—	—	(0.25)	20.43	30.83		1.16		1.15		1.23	34	14
12-31-2012	13.27	0.27	2.57	2.84	(0.30)	—	—	(0.30)	15.81	21.51		1.16		1.14		1.85	30	16
12-31-2011	14.44	0.28	(1.18)	(0.90)	(0.27)	—	—	(0.27)	13.27	(6.22)		1.16		1.14		1.94	29	24
12-31-2010	13.60	0.19	0.84	1.03	(0.19)	—	—	(0.19)	14.44	7.55		1.16		1.14		1.45	34	8
SERIES NAV
06-30-2015[3]	19.56	0.26	0.05	0.31	—	—	—	—	19.87	1.58	[4]	0.88	[5]	0.86	[5]	2.60 [5]	446	13
12-31-2014	20.47	0.48 [6]	(0.98)	(0.50)	(0.41)	—	—	(0.41)	19.56	(2.51)		0.90		0.89		2.31 [6]	474	17	[7]
12-31-2013	15.85	0.27	4.64	4.91	(0.29)	—	—	(0.29)	20.47	31.03		0.91		0.90		1.50	470	14
12-31-2012	13.30	0.30	2.58	2.88	(0.33)	—	—	(0.33)	15.85	21.82		0.91		0.89		2.09	422	16
12-31-2011	14.47	0.32	(1.18)	(0.86)	(0.31)	—	—	(0.31)	13.30	(5.95)		0.91		0.89		2.18	404	24
12-31-2010	13.63	0.23	0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83		0.91		0.89		1.69	472	8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.08 and 0.37% for all series, respectively. 7. Excludes merger activity.

Health Sciences Trust
SERIES I
06-30-2015[3]	33.55	0.11	6.63	6.74	—	—	—	—	40.29	20.09	[4]	1.04	[5]	0.99	[5]	0.59 [5]	169	19
12-31-2014	29.19	(0.16)	8.98	8.82	—	(4.46)	—	(4.46)	33.55	31.83		1.07		1.02		(0.51)	135	50
12-31-2013	20.98	(0.14)	10.72	10.58	—	(2.37)	—	(2.37)	29.19	51.15		1.16		1.10		(0.54)	106	57
12-31-2012	16.98	(0.08)	5.46	5.38	—	(1.38)	—	(1.38)	20.98	31.89		1.18		1.12		(0.41)	69	29
12-31-2011	15.55	(0.10)	1.73	1.63	—	(0.20)	—	(0.20)	16.98	10.57		1.18		1.13		(0.59)	56	39
12-31-2010	13.44	(0.05)[6]	2.16	2.11	—	—	—	—	15.55	15.70		1.17		1.12		(0.37)[6]	53	38
SERIES II
06-30-2015[3]	32.30	0.07	6.38	6.45	—	—	—	—	38.75	20.00	[4]	1.24	[5]	1.19	[5]	0.39 [5]	117	19
12-31-2014	28.30	(0.22)	8.68	8.46	—	(4.46)	—	(4.46)	32.30	31.54		1.27		1.22		(0.71)	103	50
12-31-2013	20.43	(0.19)	10.43	10.24	—	(2.37)	—	(2.37)	28.30	50.86		1.36		1.30		(0.74)	91	57
12-31-2012	16.60	(0.12)	5.33	5.21	—	(1.38)	—	(1.38)	20.43	31.59		1.38		1.32		(0.61)	67	29
12-31-2011	15.23	(0.13)	1.70	1.57	—	(0.20)	—	(0.20)	16.60	10.39		1.38		1.33		(0.80)	57	39
12-31-2010	13.19	(0.08)[6]	2.12	2.04	—	—	—	—	15.23	15.47		1.37		1.32		(0.56)[6]	58	38
SERIES NAV
06-30-2015[3]	33.78	0.12	6.68	6.80	—	—	—	—	40.58	20.13	[4]	0.99	[5]	0.94	[5]	0.64 [5]	126	19
12-31-2014	29.36	(0.15)	9.03	8.88	—	(4.46)	—	(4.46)	33.78	31.85		1.02		0.97		(0.46)	101	50
12-31-2013	21.08	(0.13)	10.78	10.65	—	(2.37)	—	(2.37)	29.36	51.24		1.11		1.05		(0.49)	73	57
12-31-2012	17.05	(0.07)	5.48	5.41	—	(1.38)	—	(1.38)	21.08	31.93		1.13		1.07		(0.36)	48	29
12-31-2011	15.60	(0.09)	1.74	1.65	—	(0.20)	—	(0.20)	17.05	10.66		1.13		1.08		(0.54)	34	39
12-31-2010	13.47	(0.04)[6]	2.17	2.13	—	—	—	—	15.60	15.81		1.12		1.07		(0.31)[6]	28	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends recieved by the portfolio, which amounted to $0.08 and 0.60%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Core Trust
SERIES I
06-30-2015[3]	10.52	0.19		0.52	0.71	—	—	—	—	11.23	6.75 [4]	1.02	[5]	1.01	[5]	3.42	[5]	46	25
12-31-2014	11.70	0.39	[6]	(1.15)	(0.76)	(0.42)	—	—	(0.42)	10.52	(6.70)	1.07		1.06		3.33	[6]	42	75
12-31-2013	9.61	0.26		2.13	2.39	(0.30)	—	—	(0.30)	11.70	24.99	1.07		1.07		2.51		49	47
12-31-2012	8.60	0.26		1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05	1.07		1.07		2.93		45	49
12-31-2011	9.77	0.26		(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)	1.07		1.07		2.67		47	39
12-31-2010	9.08	0.16		0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	1.07		1.07		1.76		60	43
SERIES II
06-30-2015[3]	10.61	0.18		0.52	0.70	—	—	—	—	11.31	6.60 [4]	1.22	[5]	1.21	[5]	3.25	[5]	19	25
12-31-2014	11.80	0.38	[6]	(1.17)	(0.79)	(0.40)	—	—	(0.40)	10.61	(6.91)	1.27		1.26		3.20	[6]	17	75
12-31-2013	9.69	0.25		2.14	2.39	(0.28)	—	—	(0.28)	11.80	24.78	1.27		1.27		2.34		22	47
12-31-2012	8.67	0.25		1.02	1.27	(0.25)	—	—	(0.25)	9.69	14.82	1.27		1.27		2.75		20	49
12-31-2011	9.85	0.24		(1.21)	(0.97)	(0.21)	—	—	(0.21)	8.67	(9.80)	1.27		1.27		2.48		22	39
12-31-2010	9.15	0.14		0.72	0.86	(0.16)	—	—	(0.16)	9.85	9.38	1.27		1.27		1.56		28	43
SERIES NAV
06-30-2015[3]	10.48	0.19		0.52	0.71	—	—	—	—	11.19	6.77 [4]	0.97	[5]	0.96	[5]	3.37	[5]	607	25
12-31-2014	11.67	0.40	[6]	(1.16)	(0.76)	(0.43)	—	—	(0.43)	10.48	(6.75)	1.02		1.01		3.42	[6]	668	75
12-31-2013	9.58	0.27		2.13	2.40	(0.31)	—	—	(0.31)	11.67	25.13	1.02		1.02		2.55		797	47
12-31-2012	8.57	0.27		1.01	1.28	(0.27)	—	—	(0.27)	9.58	15.16	1.02		1.02		2.97		653	49
12-31-2011	9.74	0.27		(1.20)	(0.93)	(0.24)	—	—	(0.24)	8.57	(9.56)	1.02		1.02		2.74		570	39
12-31-2010	9.05	0.16		0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67	1.02		1.02		1.80		769	43
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.73% for all series, respectively.

International Equity Index Trust B
SERIES I
06-30-2015[3]	15.85	0.28		0.43	0.71	—	—	—	—	16.56	4.48 [4]	0.64	[5]	0.39	[5]	3.33	[5]	297	—	[10]
12-31-2014	17.14	0.52	[6]	(1.28)	(0.76)	(0.53)	—	—	(0.53)	15.85	(4.61)	0.62		0.39		3.03	[6]	277	3
12-31-2013	15.32	0.42		1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55	0.61		0.39		2.59		293	3
12-31-2012[7]	14.62	0.03		0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98	0.63		0.39		1.38		254	4	[8,9]
SERIES II
06-30-2015[3]	15.87	0.26		0.44	0.70	—	—	—	—	16.57	4.41 [4]	0.84	[5]	0.59	[5]	3.09	[5]	20	—	[10]
12-31-2014	17.16	0.50	[6]	(1.30)	(0.80)	(0.49)	—	—	(0.49)	15.87	(4.80)	0.82		0.59		2.88	[6]	21	3
12-31-2013	15.34	0.39		1.80	2.19	(0.37)	—	—	(0.37)	17.16	14.32	0.81		0.59		2.43		27	3
12-31-2012[7]	14.62	0.03		0.83	0.86	(0.14)	—	—	(0.14)	15.34	5.95	0.83		0.59		1.17		29	4	[8,9]
SERIES NAV
06-30-2015[3]	15.84	0.28		0.44	0.72	—	—	—	—	16.56	4.55 [4]	0.59	[5]	0.34	[5]	3.37	[5]	342	—	[10]
12-31-2014	17.13	0.54	[6]	(1.29)	(0.75)	(0.54)	—	—	(0.54)	15.84	(4.57)	0.57		0.34		3.13	[6]	322	3
12-31-2013	15.32	0.43		1.79	2.22	(0.41)	—	—	(0.41)	17.13	14.54	0.56		0.34		2.65		373	3
12-31-2012	13.17	0.41		1.92	2.33	(0.18)	—	—	(0.18)	15.32	17.76	0.59		0.34		2.90		345	4	[8]
12-31-2011	15.93	0.44		(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)	0.58		0.34		2.86		273	3
12-31-2010	14.65	0.35		1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44	0.57		0.34		2.36		360	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.03 and 0.33% for all series, respectively. 7. The inception date for Series I and Series II shares is 11-5-12. 8. Excludes merger activity 9. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 10. Less than 1%.

.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Growth Stock Trust
SERIES I
06-30-2015[3]	16.58	0.20		0.39	0.59	—	—	—	—	17.17	3.56	[4]	0.91	[5]	0.91	[5]	2.29	[5]	2	13
12-31-2014	16.85	0.28		(0.23)	0.05	(0.32)	—	—	(0.32)	16.58	0.20		0.97		0.97		1.65		2	23
12-31-2013	14.31	0.22		2.51	2.73	(0.19)	—	—	(0.19)	16.85	19.11		0.97		0.97		1.40		3	29
12-31-2012[6]	13.84	—	[7]	0.56	0.56	(0.09)	—	—	(0.09)	14.31	4.07	[4]	1.00	[5]	1.00	[5]	(0.10)[5]		3	23	[8]
SERIES II
06-30-2015[3]	16.60	0.18		0.39	0.57	—	—	—	—	17.17	3.62	[4]	1.11	[5]	1.11	[5]	2.11	[5]	22	13
12-31-2014	16.87	0.25		(0.24)	0.01	(0.28)	—	—	(0.28)	16.60	—		1.17		1.17		1.44		21	23
12-31-2013	14.33	0.19		2.51	2.70	(0.16)	—	—	(0.16)	16.87	18.87		1.17		1.17		1.23		23	29
12-31-2012[6]	13.84	(0.01)		0.57	0.56	(0.07)	—	—	(0.07)	14.33	4.05	[4]	1.21	[5]	1.20	[5]	(0.30)[5]		23	23	[8]
SERIES NAV
06-30-2015[3]	16.58	0.20		0.40	0.60	—	—	—	—	17.18	3.62	[4]	0.86	[5]	0.86	[5]	2.30	[5]	434	13
12-31-2014	16.86	0.29		(0.25)	0.04	(0.32)	—	—	(0.32)	16.58	0.19		0.92		0.92		1.70		479	23
12-31-2013	14.31	0.23		2.51	2.74	(0.19)	—	—	(0.19)	16.86	19.19		0.92		0.92		1.47		550	29
12-31-2012	12.48	0.15		1.80	1.95	(0.10)	(0.02)	—	(0.12)	14.31	15.64		0.96		0.96		1.11		479	23	[8]
12-31-2011	13.64	0.21		(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)		0.98		0.98		1.60		227	27
12-31-2010[9]	12.50	—	[7]	1.14	1.14	—	—	—	—	13.64	9.12	[4]	1.05	[5]	1.05	[5]	0.02	[5]	157	8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Less than $0.005. 8. Excludes merger activity. 9. Period from 9-6-10 (commencement of operations) to 12-31-10.

International Small Company Trust
SERIES I
06-30-2015[3]	11.58	0.14		0.99	1.13	—	—	—	—	12.71	9.76	[4]	1.12	[5]	1.11	[5]	2.27	[5]	40	6
12-31-2014	12.61	0.18		(1.04)	(0.86)	(0.17)	—	—	(0.17)	11.58	(6.89)		1.19		1.18		1.46		37	20
12-31-2013	10.15	0.18		2.49	2.67	(0.21)	—	—	(0.21)	12.61	26.34		1.17		1.17		1.61		46	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19		1.18		1.04		1.97		41	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)		1.16		1.04		1.74		41	11
12-31-2010	8.78	0.09		1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70		1.15		1.15		1.03		62	13
SERIES II
06-30-2015[3]	11.57	0.13		0.99	1.12	—	—	—	—	12.69	9.68	[4]	1.32	[5]	1.31	[5]	2.09	[5]	23	6
12-31-2014	12.60	0.16		(1.04)	(0.88)	(0.15)	—	—	(0.15)	11.57	(7.10)		1.39		1.38		1.26		21	20
12-31-2013	10.15	0.16		2.48	2.64	(0.19)	—	—	(0.19)	12.60	26.02		1.37		1.37		1.42		28	10
12-31-2012	8.63	0.17		1.46	1.63	(0.11)	—	—	(0.11)	10.15	19.00		1.38		1.24		1.78		25	3
12-31-2011	10.50	0.16		(1.88)	(1.72)	(0.15)	—	—	(0.15)	8.63	(16.42)		1.36		1.24		1.55		26	11
12-31-2010	8.78	0.08		1.88	1.96	(0.24)	—	—	(0.24)	10.50	22.45		1.35		1.35		0.82		36	13
SERIES NAV
06-30-2015[3]	11.57	0.14		1.00	1.14	—	—	—	—	12.71	9.85	[4]	1.07	[5]	1.06	[5]	2.35	[5]	54	6
12-31-2014	12.60	0.18		(1.03)	(0.85)	(0.18)	—	—	(0.18)	11.57	(6.85)		1.14		1.13		1.44		46	20
12-31-2013	10.15	0.19		2.47	2.66	(0.21)	—	—	(0.21)	12.60	26.29		1.12		1.12		1.65		44	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.24		1.13		0.99		1.96		31	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.18)		1.11		0.99		1.78		35	11
12-31-2010	8.79	0.06		1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63		1.10		1.10		0.64		32	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Value Trust
SERIES I
06-30-2015[3]	12.54	0.19		0.47	0.66	—	—	—	—	13.20	5.26	[4]	0.92	[5]	0.91	[5]	2.85	[5]	94	8
12-31-2014	14.78	0.42	[6]	(2.24)	(1.82)	(0.42)	—	—	(0.42)	12.54	(12.51)		0.97		0.96		2.91	[6]	95	34
12-31-2013	11.91	0.25		2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15		0.97		0.97		1.88		124	31
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38		0.97		0.93		2.57		114	19
12-31-2011	12.10	0.33		(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)		0.97		0.93		2.76		116	32
12-31-2010	11.42	0.24		0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98		0.99		0.98		2.10		162	20	[7]
SERIES II
06-30-2015[3]	12.52	0.18		0.46	0.64	—	—	—	—	13.16	5.11	[4]	1.12	[5]	1.11	[5]	2.67	[5]	73	8
12-31-2014	14.75	0.40	[6]	(2.24)	(1.84)	(0.39)	—	—	(0.39)	12.52	(12.65)		1.17		1.16		2.74	[6]	74	34
12-31-2013	11.89	0.22		2.85	3.07	(0.21)	—	—	(0.21)	14.75	25.89		1.17		1.17		1.69		102	31
12-31-2012	10.24	0.26		1.67	1.93	(0.28)	—	—	(0.28)	11.89	19.07		1.17		1.13		2.38		98	19
12-31-2011	12.08	0.31		(1.88)	(1.57)	(0.27)	—	—	(0.27)	10.24	(12.99)		1.17		1.13		2.58		101	32
12-31-2010	11.40	0.21		0.67	0.88	(0.20)	—	—	(0.20)	12.08	7.77		1.19		1.18		1.91		134	20	[7]
SERIES NAV
06-30-2015[3]	12.45	0.19		0.47	0.66	—	—	—	—	13.11	5.30	[4]	0.87	[6]	0.86	[5]	2.88	[5]	790	8
12-31-2014	14.68	0.43	[6]	(2.24)	(1.81)	(0.42)	—	—	(0.42)	12.45	(12.48)		0.92		0.91		2.95	[6]	868	34
12-31-2013	11.83	0.25		2.85	3.10	(0.25)	—	—	(0.25)	14.68	26.21		0.92		0.92		1.90		1,044	31
12-31-2012	10.19	0.28		1.67	1.95	(0.31)	—	—	(0.31)	11.83	19.36		0.92		0.88		2.62		854	19
12-31-2011	12.03	0.32		(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)		0.92		0.88		2.71		744	32
12-31-2010	11.36	0.24		0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00		0.94		0.93		2.19		750	20	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.65% for all series, respectively. 7. Excludes merger activity.

Lifestyle Aggressive PS Series
SERIES I
06-30-2015[3]	12.78	—	[4,5]	0.33	0.33	—	—	—	—	13.11	2.58	[6]	0.43	[7,8]	0.22	[8,7]	—	[5,7,9]	3	12
12-31-2014	12.74	0.23	[5]	0.47	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.42		0.61	[8]	0.19	[8]	1.79	[5]	2	38
12-31-2013[10]	12.50	0.13	[5]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.91	[6]	79.52	[7,8]	0.22	[7,8]	1.02	[5,7]	104	—	[11]
SERIES II
06-30-2015[3]	12.78	(0.01)[5]		0.33	0.32	—	—	—	—	13.10	2.50	[6]	0.63	[7,8]	0.42	[8,7]	(0.22)[5,7]		19	12
12-31-2014	12.74	0.23	[5]	0.44	0.67	(0.20)	(0.43)	—	(0.63)	12.78	5.21		0.81	[8]	0.39	[8]	1.77	[5]	19	38
12-31-2013[10]	12.50	0.12	[5]	0.36	0.48	(0.11)	—	(0.13)	(0.24)	12.74	3.85	[6]	79.72	[7,8]	0.42	[7,8]	0.97	[5,7]	127	—	[11]
SERIES NAV
06-30-2015[3]	12.78	—	[4,5]	0.33	0.33	—	—	—	—	13.11	2.58	[6]	0.38	[7,8]	0.17	[8,7]	0.05	[5,7]	1	12
12-31-2014	12.74	0.42	[5]	0.28	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.47		0.56	[8]	0.14	[8]	3.16	[5]	1	38
12-31-2013[10]	12.50	0.13	[5]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.92	[6]	79.47	[7,8]	0.17	[7,8]	1.02	[5,7]	104	—	[11]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Less than $0.005 per share. 5. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.09%–0.53%, 0.53%–0.53%, and 0.10%–0.50% for the periods ended 6-30-15, 12-31-14 and 12-31-13, respectively. 9. Less than 0.005%. 10. Period from 11-1-13 (commencement of operations) to 12-31-13. 11. Less than 1%.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Balanced PS Series
SERIES I
06-30-2015[3]	14.18	(0.01)[4]		0.22	0.21	—	—	—	—	14.39	1.48	[5]	0.11	[6,7]	0.11	[6,7]	(0.11)[4,7]		29		3
12-31-2014	13.95	0.42	[4]	0.41	0.83	(0.34)	(0.26)	—	(0.60)	14.18	5.96		0.12	[6]	0.11	[6]	2.95	[4]	28		27
12-31-2013[8]	13.99	0.16	[4]	0.09	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.77	[5]	0.14	[6,7]	0.12	[6,7]	1.12	[4,5]	—	[9]	37	[10]
SERIES II
06-30-2015[3]	14.21	(0.02)[4]		0.21	0.19	—	—	—	—	14.40	1.34	[5]	0.31	[6,7]	0.31	[6,7]	(0.31)[4,7]		947		3
12-31-2014	13.98	0.35	[4]	0.45	0.80	(0.31)	(0.26)	—	(0.57)	14.21	5.74		0.32	[6]	0.31	[6]	2.48	[4]	932		27
12-31-2013	12.92	0.25	[4]	1.38	1.63	(0.23)	(0.34)	—	(0.57)	13.98	12.68		0.35	[6]	0.34	[6]	1.79	[4]	213		37
12-31-2012	11.80	0.13	[4]	1.11	1.24	(0.10)	(0.02)	—	(0.12)	12.92	10.54		0.40	[6,11]	0.40	[6]	1.06	[4]	170		31
12-31-2011[12]	12.50	0.25	[4]	(0.82)[13]	(0.57)	(0.08)	(0.05)	—	(0.13)	11.80	(4.57)[5]		0.69	[6,7]	0.40	[6,7]	3.12	[4,7]	71		1
SERIES NAV
06-30-2015[3]	14.17	—	[4,14]	0.21	0.21	—	—	—	—	14.38	1.48	[5]	0.06	[6,7]	0.06	[6,7]	(0.06)[4,7]		37		3
12-31-2014	13.95	0.47	[4]	0.36	0.83	(0.35)	(0.26)	—	(0.61)	14.17	5.94		0.07	[6]	0.06	[6]	3.31	[4]	30		27
12-31-2013[8]	13.99	0.21	[4]	0.04	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.82	[5]	0.10	[6,7]	0.08	[6,7]	1.49	[4,5]	—	[9]	37	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10%, 0.73%–1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 7. Annualized. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 14. Less than $0.005 per share.

Lifestyle Conservative PS Series
SERIES I
06-30-2015[3]	13.33	(0.01)[4]		0.09	0.08	—	—	—	—	13.41	0.60	[5]	0.14	[6,7]	0.13	[6,7]	(0.13)[4,7]		7		6
12-31-2014	13.18	0.53	[4]	0.20	0.73	(0.38)	(0.20)	—	(0.58)	13.33	5.55		0.15	[6]	0.13	[6]	3.96	[4]	8		56
12-31-2013[8]	13.48	0.23	[4]	(0.20)	0.03	(0.28)	(0.05)	—	(0.33)	13.18	0.20	[5]	0.27	[6,7]	0.12	[6,7]	1.74	[4,5]	—	[9]	22	[10]
SERIES II
06-30-2015[3]	13.35	(0.02)[4]		0.09	0.07	—	—	—	—	13.42	0.52	[5]	0.34	[6,7]	0.33	[6,7]	(0.33)[4,7]		185		6
12-31-2014	13.19	0.40	[4]	0.31	0.71	(0.35)	(0.20)	—	(0.55)	13.35	5.41		0.35	[6]	0.33	[6]	2.99	[4]	188		56
12-31-2013	13.15	0.23	[4]	0.28	0.51	(0.25)	(0.22)	—	(0.47)	13.19	3.86		0.43	[6]	0.38	[6]	1.75	[4]	50		22
12-31-2012	12.36	0.17	[4]	0.76	0.93	(0.14)	— [11]	—	(0.14)	13.15	7.53		0.45	[6]	0.40	[6]	1.34	[4]	59		16
12-31-2011[12]	12.50	0.30	[4]	(0.27)[13]	0.03	(0.11)	(0.06)	—	(0.17)	12.36	0.27	[5]	1.11	[6,7]	0.40	[6,7]	3.53	[4,5]	29		4
SERIES NAV
06-30-2015[3]	13.33	(0.01)[4]		0.09	0.08	—	—	—	—	13.41	0.60	[5]	0.09	[6,7]	0.08	[6,7]	(0.08)[4,7]		1		6
12-31-2014	13.17	0.60	[4]	0.15	0.75	(0.39)	(0.20)	—	(0.59)	13.33	5.68		0.10	[6]	0.08	[6]	4.44		—	[9]	56
12-31-2013[8]	13.48	0.23	[4]	(0.21)	0.02	(0.28)	(0.05)	—	(0.33)	13.17	0.18	[5]	0.22	[6,7]	0.08	[6,7]	1.74	[4,5]	—	[9]	22	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10%, and 0.73%–1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11, respectively. 7. Annualized. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Less than $0.005 per share. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Growth PS Series
SERIES I
06-30-2015[3]	14.85	(0.01)[4]		0.30	0.29	—	—	—	—	15.14	1.95	[5]	0.11	[6,7]	0.11	[6,7]	(0.10)[4,7]		41		2
12-31-2014	14.51	0.39	[4]	0.51	0.90	(0.32)	(0.24)	—	(0.56)	14.85	6.17		0.11	[6]	0.11	[6]	2.61	[4]	37		18
12-31-2013[8]	14.31	0.02	[4]	0.39 [9]	0.41	(0.19)	(0.02)	—	(0.21)	14.51	2.88	[5]	0.14	[6,7]	0.12	[6,7]	0.11	[4,5]	4		46	[10]
SERIES II
06-30-2015[3]	14.86	(0.02)[4]		0.30	0.28	—	—	—	—	15.14	1.88	[5]	0.31	[6,7]	0.31	[6,7]	(0.30)[4,7]		1,985		2
12-31-2014	14.53	0.34	[4]	0.52	0.86	(0.29)	(0.24)	—	(0.53)	14.86	5.88		0.31	[6]	0.31	[6]	2.31	[4]	1,873		18
12-31-2013	12.75	0.23	[4]	2.16	2.39	(0.17)	(0.44)	—	(0.61)	14.53	18.86		0.34	[6]	0.34	[6]	1.65	[4]	297		46
12-31-2012	11.44	0.09	[4]	1.33	1.42	(0.08)	(0.03)	—	(0.11)	12.75	12.45		0.39	[6]	0.39	[6]	0.75	[4]	175		45	[11]
12-31-2011[12]	12.50	0.19	[4]	(1.15)[9]	(0.96)	(0.07)	(0.03)	—	(0.10)	11.44	(7.66)[5]		0.58	[6,7]	0.40	[6,7]	2.46	[4,7]	94		8
SERIES NAV
06-30-2015[3]	14.84	—	[4,13]	0.30	0.30	—	—	—	—	15.14	2.02	[5]	0.06	[6,7]	0.06	[6,7]	(0.06)[4,7]		21		2
12-31-2014	14.50	0.75	[4]	0.16	0.91	(0.33)	(0.24)	—	(0.57)	14.84	6.22		0.06	[6]	0.06	[6]	5.02	[4]	12		18
12-31-2013[8]	14.31	0.19	[4]	0.22 [9]	0.41	(0.20)	(0.02)	—	(0.22)	14.50	2.86	[5]	0.09	[6,7]	0.08	[6,7]	1.33	[4,5]	—	[14]	46	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10%, and 0.73%–1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 7. Annualized. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 12. Period from 4-29-11 (commencement of operations) to 12-31-11. 13. Less than $0.005 per share. 14. Less than $500,000.

Lifestyle Moderate PS Series
SERIES I
06-30-2015[3]	13.95	(0.01)[4]		0.17	0.16	—	—	—	—	14.11	1.15	[5]	0.13	[6,8]	0.12	[6,8]	(0.12)[4,6]		8		4
12-31-2014	13.82	0.43	[4]	0.38	0.81	(0.36)	(0.32)	—	(0.68)	13.95	5.91		0.13	[8]	0.13	[8]	3.03	[4]	8		38
12-31-2013[7]	13.95	0.18	[4]	(0.01)	0.17	(0.26)	(0.04)	—	(0.30)	13.82	1.23	[5]	0.21	[6,8]	0.12	[6,8]	1.34	[4,6]	—	[9]	36	[10]
SERIES II
06-30-2015[3]	13.97	(0.02)[4]		0.17	0.15	—	—	—	—	14.12	1.07	[5]	0.32	[6,8]	0.32	[6,8]	(0.32)[4,6]		323		4
12-31-2014	13.85	0.37	[4]	0.40	0.77	(0.33)	(0.32)	—	(0.65)	13.97	5.61		0.33	[8]	0.33	[8]	2.64	[4]	323		38
12-31-2013	13.06	0.24	[4]	1.08	1.32	(0.24)	(0.29)	—	(0.53)	13.85	10.12		0.40	[8]	0.38	[8]	1.75	[4]	92		36
12-31-2012	12.04	0.15	[4]	1.00	1.15	(0.12)	(0.01)	—	(0.13)	13.06	9.55		0.42	[8]	0.40	[8]	1.21	[4]	84		25
12-31-2011[11]	12.50	0.25	[4]	(0.57)[12]	(0.32)	(0.09)	(0.05)	—	(0.14)	12.04	(2.54)[5]		0.97	[6,8]	0.40	[6,8]	3.03	[4,6]	36		—	[13]
SERIES NAV
06-30-2015[3]	13.94	—	[4,14]	0.17	0.17	—	—	—	—	14.11	1.22	[5]	0.08	[6,8]	0.07	[6,8]	(0.07)[4,6]		5		4
12-31-2014	13.82	0.83	[4]	(0.02)	0.81	(0.37)	(0.32)	—	(0.69)	13.94	5.88		0.08	[8]	0.08	[8]	5.89	[4]	3		38
12-31-2013[7]	13.95	0.22	[4]	(0.04)	0.18	(0.27)	(0.04)	—	(0.31)	13.82	1.28	[5]	0.16	[6,8]	0.08	[6,8]	1.60	[4,6]	—	[9]	36	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. The inception date for Series I and Series NAV shares is 11-1-13. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%–0.59%, 0.53%–0.59%, 0.50%–0.63%, 0.49%–1.10%, and 0.73%–1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Period from 4-29-11 (commencement of operations) to 12-31-11. 12. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 13. Less than 1%. 14. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
SERIES I
06-30-2015[3]	22.29	0.12	0.78	0.90	—	—	—	—	23.19	4.04	[4]	0.56	[5]	0.45	[5]	1.09 [5]	719	12
12-31-2014	21.82	0.23	1.79	2.02	(0.22)	(1.33)	—	(1.55)	22.29	9.35		0.56		0.46		1.05	679	14
12-31-2013	17.45	0.21	5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03		0.55		0.45		1.02	657	14
12-31-2012	16.75	0.16	2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48		0.55		0.49		0.91	453	8
12-31-2011	17.74	0.17	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)		0.54		0.54		0.98	413	13
12-31-2010	14.22	0.14	3.55	3.69	(0.17)	—	—	(0.17)	17.74	25.98		0.54		0.54		0.88	436	12
SERIES II
06-30-2015[3]	22.22	0.10	0.77	0.87	—	—	—	—	23.09	3.92	[4]	0.76	[5]	0.65	[5]	0.88 [5]	71	12
12-31-2014	21.76	0.19	1.77	1.96	(0.17)	(1.33)	—	(1.50)	22.22	9.12		0.76		0.66		0.84	71	14
12-31-2013	17.41	0.16	5.49	5.65	(0.18)	(1.12)	—	(1.30)	21.76	32.76		0.75		0.65		0.81	82	14
12-31-2012	16.71	0.12	2.66	2.78	(0.22)	(1.86)	—	(2.08)	17.41	17.30		0.75		0.70		0.69	74	8
12-31-2011	17.70	0.14	(0.61)	(0.47)	(0.08)	(0.44)	—	(0.52)	16.71	(2.46)		0.74		0.74		0.77	78	13
12-31-2010	14.18	0.10	3.55	3.65	(0.13)	—	—	(0.13)	17.70	25.80		0.74		0.74		0.67	93	12
SERIES NAV
06-30-2015[3]	22.29	0.13	0.77	0.90	—	—	—	—	23.19	4.04	[4]	0.51	[5]	0.40	[5]	1.14 [5]	121	12
12-31-2014	21.82	0.25	1.78	2.03	(0.23)	(1.33)	—	(1.56)	22.29	9.40		0.51		0.41		1.11	106	14
12-31-2013	17.45	0.22	5.50	5.72	(0.23)	(1.12)	—	(1.35)	21.82	33.09		0.50		0.40		1.06	88	14
12-31-2012	16.75	0.12	2.70	2.82	(0.26)	(1.86)	—	(2.12)	17.45	17.54		0.50		0.47		0.66	59	8
12-31-2011	17.73	0.18	(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75	(2.14)		0.49		0.49		1.03	624	13
12-31-2010	14.21	0.14	3.56	3.70	(0.18)	—	—	(0.18)	17.73	26.06		0.49		0.49		0.92	681	12
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

Mid Cap Stock Trust
SERIES I
06-30-2015[3]	18.61	(0.02)	1.67	1.65	—	—	—	—	20.26	8.87	[4]	0.92	[5]	0.91	[5]	(0.19)[5]	190	38
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	—	(4.06)	18.61	8.02		0.92		0.91		(0.37)	188	103
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82		0.92		0.92		(0.27)	207	116
12-31-2012	12.83	—	2.85	2.85	—	—	—	—	15.68	22.21		0.93		0.92		0.01	178	115
12-31-2011	14.13	(0.05)	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)		0.93		0.93		(0.35)	175	107
12-31-2010	11.48	(0.03)	2.68	2.65	— [6]	—	—	—	14.13	23.08		0.93		0.93		(0.23)	221	115
SERIES II
06-30-2015[3]	17.99	(0.04)	1.62	1.58	—	—	—	—	19.57	8.78	[4]	1.12	[5]	1.11	[5]	(0.40)[5]	102	38
12-31-2014	20.51	(0.11)	1.63	1.52	—	(4.04)	—	(4.04)	17.99	7.82		1.12		1.11		(0.58)	99	103
12-31-2013	15.30	(0.08)	5.64	5.56	—	(0.35)	—	(0.35)	20.51	36.51		1.12		1.12		(0.47)	121	116
12-31-2012	12.54	(0.03)	2.79	2.76	—	—	—	—	15.30	22.01		1.13		1.12		(0.19)	108	115
12-31-2011	13.84	(0.08)	(1.22)	(1.30)	—	—	—	—	12.54	(9.39)		1.13		1.13		(0.55)	105	107
12-31-2010	11.27	(0.05)	2.62	2.57	—	—	—	—	13.84	22.80		1.13		1.13		(0.43)	135	115
SERIES NAV
06-30-2015[3]	18.75	(0.01)	1.68	1.67	—	—	—	—	20.42	8.91	[4]	0.87	[5]	0.86	[5]	(0.14)[5]	552	38
12-31-2014	21.19	(0.07)	1.70	1.63	(0.03)	(4.04)	—	(4.07)	18.75	8.12		0.87		0.86		(0.32)	562	103
12-31-2013	15.77	(0.04)	5.82	5.78	(0.01)	(0.35)	—	(0.36)	21.19	36.84		0.87		0.87		(0.23)	615	116
12-31-2012	12.90	0.01	2.86	2.87	—	—	—	—	15.77	22.25		0.88		0.87		0.07	456	115
12-31-2011	14.19	(0.04)	(1.25)	(1.29)	—	—	—	—	12.90	(9.09)		0.88		0.88		(0.30)	414	107
12-31-2010	11.53	(0.02)	2.68	2.66	— [6]	—	—	—	14.19	23.07		0.88		0.88		(0.18)	466	115
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
SERIES I
06-30-2015[3]	13.96	0.08	[6]	0.35	0.43	—	—	—	—	14.39	3.08	[4]	1.04	[5]	0.98	[5]	1.15	[5,6]	330	20
12-31-2014	13.99	0.11		1.37	1.48	(0.10)	(1.41)	—	(1.51)	13.96	10.60		1.04		0.98		0.77		347	32
12-31-2013	11.49	0.09		3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39		1.04		0.99		0.67		347	37
12-31-2012	10.50	0.14		1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42		1.04		0.99		1.21		284	38
12-31-2011	11.12	0.11		(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)		1.04		1.00		0.96		271	54
12-31-2010	9.80	0.19		1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16		1.05		1.00		1.88		301	43
SERIES II
06-30-2015[3]	13.97	0.07	[6]	0.34	0.41	—	—	—	—	14.38	2.93	[4]	1.24	[5]	1.18	[5]	0.95	[5,6]	70	20
12-31-2014	14.00	0.08		1.38	1.46	(0.08)	(1.41)	—	(1.49)	13.97	10.39		1.24		1.18		0.57		76	32
12-31-2013	11.50	0.06		3.48	3.54	(0.11)	(0.93)	—	(1.04)	14.00	31.14		1.24		1.19		0.47		86	37
12-31-2012	10.50	0.11		1.86	1.97	(0.07)	(0.90)	—	(0.97)	11.50	19.29		1.24		1.19		0.99		80	38
12-31-2011	11.12	0.08		(0.64)	(0.56)	(0.06)	—	—	(0.06)	10.50	(5.04)		1.24		1.20		0.74		83	54
12-31-2010	9.81	0.17		1.37	1.54	(0.19)	(0.04)	—	(0.23)	11.12	15.79		1.25		1.20		1.65		106	43
SERIES NAV
06-30-2015[3]	13.91	0.08	[6]	0.35	0.43	—	—	—	—	14.34	3.08	[4]	0.99	[5]	0.93	[5]	1.19	[5,6]	450	20
12-31-2014	13.94	0.12		1.37	1.49	(0.11)	(1.41)	—	(1.52)	13.91	10.70		0.99		0.93		0.82		481	32
12-31-2013	11.45	0.09		3.47	3.56	(0.14)	(0.93)	—	(1.07)	13.94	31.47		0.99		0.94		0.72		532	37
12-31-2012	10.47	0.14		1.84	1.98	(0.10)	(0.90)	—	(1.00)	11.45	19.43		0.99		0.94		1.26		387	38
12-31-2011	11.08	0.11		(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)		0.99		0.95		1.02		370	54
12-31-2010	9.77	0.19		1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16		1.00		0.95		1.90		393	43
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.02 and 0.14% for all series, respectively.

Mutual Shares Trust
SERIES I
06-30-2015[3]	14.02	0.14		0.18	0.32	—	—	—	—	14.34	2.28	[4]	1.05	[5]	1.05	[5]	2.02	[5]	189	13
12-31-2014	13.75	0.37	[6]	0.63	1.00	(0.47)	(0.26)	—	(0.73)	14.02	7.21		1.03		1.03		2.62	[6]	200	19
12-31-2013	10.86	0.20		2.87	3.07	(0.18)	—	—	(0.18)	13.75	28.32		1.03		1.02		1.63		220	27
12-31-2012	9.65	0.18		1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13		1.06		1.05		1.73		203	28
12-31-2011	9.84	0.18		(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)		1.08		1.08		1.84		190	38
12-31-2010	9.05	0.26	[7]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52		1.08		1.08		2.76	[7]	173	30
SERIES NAV
06-30-2015[3]	14.02	0.15		0.17	0.32	—	—	—	—	14.34	2.28	[4]	1.00	[5]	1.00	[5]	2.07	[5]	398	13
12-31-2014	13.74	0.38	[6]	0.64	1.02	(0.48)	(0.26)	—	(0.74)	14.02	7.34		0.98		0.98		2.66	[6]	419	19
12-31-2013	10.85	0.21		2.87	3.08	(0.19)	—	—	(0.19)	13.74	28.40		0.98		0.97		1.69		475	27
12-31-2012	9.65	0.18		1.17	1.35	(0.15)	—	—	(0.15)	10.85	14.08		1.01		1.00		1.78		426	28
12-31-2011	9.84	0.19		(0.28)	(0.09)	(0.10)	—	—	(0.10)	9.65	(0.89)		1.03		1.03		1.89		415	38
12-31-2010	9.06	0.26	[7]	0.78	1.04	(0.26)	—	—	(0.26)	9.84	11.49		1.03		1.03		2.78	[7]	469	30
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.10 and 0.74% for all series, respectively. 7. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.11 and 1.22%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
SERIES I
06-30-2015[3]	17.95	0.21	(1.57)	(1.36)	—	—	—	—	16.59	(7.52)[4]	0.79	[5]	0.78	[5]	2.30 [5]	87	94
12-31-2014	13.84	0.30	4.08	4.38	(0.27)	—	—	(0.27)	17.95	31.73	0.79		0.79		1.88	104	131
12-31-2013	14.13	0.30	(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)	0.80		0.79		2.02	83	104
12-31-2012	12.26	0.21	1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26	0.79		0.79		1.58	95	99
12-31-2011	11.37	0.14	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	0.79		0.79		1.17	97	86
12-31-2010	8.96	0.21	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	0.78		0.78		2.09	106	99
SERIES II
06-30-2015[3]	17.97	0.19	(1.56)	(1.37)	—	—	—	—	16.60	(7.62)[4]	0.99	[5]	0.98	[5]	2.09 [5]	55	94
12-31-2014	13.86	0.27	4.08	4.35	(0.24)	—	—	(0.24)	17.97	31.52	0.99		0.99		1.65	66	131
12-31-2013	14.16	0.27	(0.32)	(0.05)	(0.25)	—	—	(0.25)	13.86	(0.38)	1.00		0.99		1.80	58	104
12-31-2012	12.28	0.19	1.90	2.09	(0.21)	—	—	(0.21)	14.16	17.09	0.99		0.99		1.37	72	99
12-31-2011	11.39	0.12	0.93	1.05	(0.16)	—	—	(0.16)	12.28	9.24	0.99		0.99		0.97	74	86
12-31-2010	8.98	0.19	2.39	2.58	(0.17)	—	—	(0.17)	11.39	28.87	0.98		0.98		1.90	82	99
SERIES NAV
06-30-2015[3]	17.84	0.21	(1.55)	(1.34)	—	—	—	—	16.50	(7.51)[4]	0.74	[5]	0.73	[5]	2.38 [5]	259	94
12-31-2014	13.76	0.31	4.05	4.36	(0.28)	—	—	(0.28)	17.84	31.75	0.74		0.74		1.93	283	131
12-31-2013	14.05	0.31	(0.31)	— [6]	(0.29)	—	—	(0.29)	13.76	(0.05)	0.75		0.74		2.10	224	104
12-31-2012	12.19	0.22	1.88	2.10	(0.24)	—	—	(0.24)	14.05	17.33	0.74		0.74		1.65	231	99
12-31-2011	11.30	0.15	0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58	0.74		0.74		1.24	214	86
12-31-2010	8.91	0.22	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	0.73		0.73		2.14	211	99
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Science & Technology Trust
SERIES I
06-30-2015[3]	27.08	(0.05)	1.26	1.21	—	—	—	—	28.29	4.47 [4]	1.11	[5]	1.07	[5]	(0.35)[5]	432	59
12-31-2014	24.73	(0.07)	3.25	3.18	—	(0.83)	—	(0.83)	27.08	12.89	1.11		1.07		(0.29)	420	100
12-31-2013	17.23	(0.03)	7.53	7.50	—	—	—	—	24.73	43.53	1.13		1.10		(0.15)	375	105
12-31-2012	15.60	(0.03)	1.66	1.63	—	—	—	—	17.23	10.45	1.16		1.13		(0.16)	282	89
12-31-2011	16.91	(0.05)	(1.26)	(1.31)	—	—	—	—	15.60	(7.75)	1.16		1.13		(0.30)	299	115
12-31-2010	13.57	(0.06)	3.40	3.34	—	—	—	—	16.91	24.61	1.16		1.13		(0.40)	370	117
SERIES II
06-30-2015[3]	26.48	(0.08)	1.24	1.16	—	—	—	—	27.64	4.38 [4]	1.31	[5]	1.27	[5]	(0.55)[5]	45	59
12-31-2014	24.24	(0.12)	3.19	3.07	—	(0.83)	—	(0.83)	26.48	12.70	1.31		1.27		(0.49)	48	100
12-31-2013	16.92	(0.07)	7.39	7.32	—	—	—	—	24.24	43.26	1.33		1.30		(0.35)	49	105
12-31-2012	15.35	(0.06)	1.63	1.57	—	—	—	—	16.92	10.23	1.36		1.33		(0.37)	41	89
12-31-2011	16.68	(0.09)	(1.24)	(1.33)	—	—	—	—	15.35	(7.97)	1.36		1.33		(0.51)	45	115
12-31-2010	13.41	(0.08)	3.35	3.27	—	—	—	—	16.68	24.38	1.36		1.33		(0.60)	61	117
SERIES NAV
06-30-2015[3]	27.23	(0.04)	1.27	1.23	—	—	—	—	28.46	4.52 [4]	1.06	[5]	1.02	[5]	(0.31)[5]	28	59
12-31-2014	24.85	(0.06)	3.27	3.21	—	(0.83)	—	(0.83)	27.23	12.95	1.06		1.02		(0.24)	23	100
12-31-2013	17.31	(0.02)	7.56	7.54	—	—	—	—	24.85	43.56	1.08		1.05		(0.10)	19	105
12-31-2012	15.66	(0.03)	1.68	1.65	—	—	—	—	17.31	10.54	1.11		1.08		(0.15)	13	89
12-31-2011	16.97	(0.04)	(1.27)	(1.31)	—	—	—	—	15.66	(7.72)	1.11		1.08		(0.25)	10	115
12-31-2010	13.61	(0.05)	3.41	3.36	—	—	—	—	16.97	24.69	1.11		1.08		(0.36)	12	117
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Growth Trust
SERIES I
06-30-2015[3]	11.68	(0.02)[6]	0.68	0.66	—	—	—	—	12.34	5.65	[4]	1.13	[5]	1.12	[5]	(0.33)[5,6]	117	44
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	—	(2.04)	11.68	7.57		1.14		1.13		(0.81)	117	83
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08		1.15		1.15		(0.71)	128	114
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47		1.16		1.15		(0.31)	83	132
12-31-2011	10.12	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)		1.16		1.15		(0.62)	83	136
12-31-2010	8.29	(0.06)	1.89	1.83	—	—	—	—	10.12	22.07		1.15		1.15		(0.69)	77	139
SERIES II
06-30-2015[3]	11.33	(0.03)[6]	0.66	0.63	—	—	—	—	11.96	5.56	[4]	1.33	[5]	1.32	[5]	(0.54)[5,6]	38	44
12-31-2014	12.52	(0.12)	0.97	0.85	—	(2.04)	—	(2.04)	11.33	7.34		1.34		1.33		(1.01)	35	83
12-31-2013	9.10	(0.10)	4.04	3.94	—	(0.52)	—	(0.52)	12.52	43.79		1.35		1.35		(0.91)	46	114
12-31-2012	9.03	(0.05)	1.49	1.44	—	(1.37)	—	(1.37)	9.10	16.29		1.36		1.35		(0.51)	31	132
12-31-2011	9.98	(0.08)	(0.62)	(0.70)	—	(0.25)	—	(0.25)	9.03	(7.01)		1.36		1.35		(0.82)	32	136
12-31-2010	8.20	(0.08)	1.86	1.78	—	—	—	—	9.98	21.71		1.35		1.35		(0.89)	36	139
SERIES NAV
06-30-2015[3]	11.76	(0.02)[6]	0.69	0.67	—	—	—	—	12.43	5.70	[4]	1.08	[5]	1.07	[5]	(0.28)[5,6]	343	44
12-31-2014	12.89	(0.09)	1.00	0.91	—	(2.04)	—	(2.04)	11.76	7.60		1.09		1.08		(0.76)	350	83
12-31-2013	9.33	(0.07)	4.15	4.08	—	(0.52)	—	(0.52)	12.89	44.21		1.10		1.10		(0.66)	393	114
12-31-2012	9.21	(0.02)	1.51	1.49	—	(1.37)	—	(1.37)	9.33	16.52		1.11		1.10		(0.24)	278	132
12-31-2011	10.15	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)		1.11		1.10		(0.58)	266	136
12-31-2010	8.31	(0.06)	1.90	1.84	—	—	—	—	10.15	22.14		1.10		1.10		(0.64)	291	139
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.01 and 0.10% for all series, respectively.

Small Cap Index Trust
SERIES I
06-30-2015[3]	15.40	0.09	0.63	0.72	—	—	—	—	16.12	4.68	[4]	0.57	[5]	0.52	[5]	1.10 [5]	313	14
12-31-2014	15.83	0.14	0.55	0.69	(0.14)	(0.98)	—	(1.12)	15.40	4.59		0.57		0.52		0.93	302	20
12-31-2013	12.39	0.15	4.57	4.72	(0.22)	(1.06)	—	(1.28)	15.83	38.58		0.57		0.52		1.03	317	17
12-31-2012	13.15	0.24	1.72	1.96	(0.26)	(2.46)	—	(2.72)	12.39	16.10		0.56		0.54		1.77	208	13
12-31-2011	14.01	0.11	(0.75)	(0.64)	(0.16)	(0.06)	—	(0.22)	13.15	(4.50)		0.55		0.55		0.79	194	17
12-31-2010	11.14	0.12	2.81	2.93	(0.06)	—	—	(0.06)	14.01	26.36		0.55		0.55		0.96	219	15
SERIES II
06-30-2015[3]	15.34	0.07	0.63	0.70	—	—	—	—	16.04	4.56	[4]	0.77	[5]	0.72	[5]	0.89 [5]	49	14
12-31-2014	15.77	0.11	0.55	0.66	(0.11)	(0.98)	—	(1.09)	15.34	4.41		0.77		0.72		0.72	52	20
12-31-2013	12.35	0.12	4.55	4.67	(0.19)	(1.06)	—	(1.25)	15.77	38.31		0.77		0.72		0.81	64	17
12-31-2012	13.12	0.21	1.72	1.93	(0.24)	(2.46)	—	(2.70)	12.35	15.82		0.76		0.74		1.55	60	13
12-31-2011	13.97	0.08	(0.74)	(0.66)	(0.13)	(0.06)	—	(0.19)	13.12	(4.64)		0.75		0.75		0.58	60	17
12-31-2010	11.11	0.09	2.81	2.90	(0.04)	—	—	(0.04)	13.97	26.10		0.75		0.75		0.74	73	15
SERIES NAV
06-30-2015[3]	15.42	0.09	0.63	0.72	—	—	—	—	16.14	4.67	[4]	0.52	[5]	0.47	[5]	1.15 [5]	103	14
12-31-2014	15.84	0.15	0.56	0.71	(0.15)	(0.98)	—	(1.13)	15.42	4.71		0.52		0.47		1.00	95	20
12-31-2013	12.39	0.16	4.57	4.73	(0.22)	(1.06)	—	(1.28)	15.84	38.72		0.52		0.47		1.08	76	17
12-31-2012	13.16	0.20	1.76	1.96	(0.27)	(2.46)	—	(2.73)	12.39	16.06		0.51		0.49		1.42	50	13
12-31-2011	14.01	0.12	(0.74)	(0.62)	(0.17)	(0.06)	—	(0.23)	13.16	(4.38)		0.50		0.50		0.84	430	17
12-31-2010	11.14	0.12	2.82	2.94	(0.07)	—	—	(0.07)	14.01	26.42		0.50		0.50		0.99	481	15
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust
SERIES I
06-30-2015[3]	31.56	0.06		1.37	1.43	—	—	—	—	32.99	4.53	[4]	1.10	[5]	1.00	[5]	0.35	[5]	111	12
12-31-2014	30.84	0.02		0.71	0.73	(0.01)	—	—	(0.01)	31.56	2.38		1.10		1.00		0.08		112	40
12-31-2013	22.13	0.01		8.87	8.88	(0.17)	—	—	(0.17)	30.84	40.16		1.11		1.02		0.05		131	22
12-31-2012	18.94	0.12		3.07	3.19	—	—	—	—	22.13	16.84		1.11		1.02		0.59		32	25
12-31-2011	19.58	—	[6]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)		1.10		1.01		(0.02)		32	36
12-31-2010	15.10	0.02		4.46	4.48	—	—	—	—	19.58	29.67		1.10		1.02		0.11		45	37
SERIES II
06-30-2015[3]	31.16	0.02		1.37	1.39	—	—	—	—	32.55	4.46	[4]	1.30	[5]	1.20	[5]	0.15	[5]	46	12
12-31-2014	30.51	(0.04)		0.69	0.65	—	—	—	—	31.16	2.13		1.30		1.20		(0.12)		46	40
12-31-2013	21.90	(0.04)		8.78	8.74	(0.13)	—	—	(0.13)	30.51	39.92		1.31		1.22		(0.17)		57	22
12-31-2012	18.78	0.08		3.04	3.12	—	—	—	—	21.90	16.61		1.31		1.22		0.37		32	25
12-31-2011	19.44	(0.04)		(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78	(3.32)		1.30		1.21		(0.21)		33	36
12-31-2010	15.03	(0.01)		4.42	4.41	—	—	—	—	19.44	29.34		1.30		1.22		(0.08)		40	37
SERIES NAV
06-30-2015[3]	31.42	0.06		1.38	1.44	—	—	—	—	32.86	4.58	[4]	1.05	[5]	0.95	[5]	0.40	[5]	109	12
12-31-2014	30.70	0.04		0.70	0.74	(0.02)	—	—	(0.02)	31.42	2.43		1.05		0.95		0.14		124	40
12-31-2013	22.02	0.02		8.84	8.86	(0.18)	—	—	(0.18)	30.70	40.27		1.06		0.97		0.08		125	22
12-31-2012	18.84	0.13		3.05	3.18	—	—	—	—	22.02	16.88		1.06		0.97		0.63		91	25
12-31-2011	19.47	0.01		(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84	(3.12)		1.05		0.96		0.04		88	36
12-31-2010	15.01	0.03		4.43	4.46	—	—	—	—	19.47	29.71		1.05		0.97		0.16		98	37
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Small Cap Value Trust
SERIES I
06-30-2015[3]	24.61	0.08	[4]	1.16	1.24	—	—	—	—	25.85	5.04	[5]	1.12	[6]	1.11	[6]	0.63	[4,6]	353	8
12-31-2014	26.09	0.16	[7]	1.55	1.71	(0.16)	(3.03)	—	(3.19)	24.61	7.18		1.12		1.12		0.63	[7]	349	22
12-31-2013	20.70	0.06		6.79	6.85	(0.13)	(1.33)	—	(1.46)	26.09	33.32		1.13		1.12		0.23		376	24
12-31-2012	18.94	0.23		2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63		1.13		1.13		1.17		270	19
12-31-2011	18.89	0.10		0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15		1.14		1.14		0.53		229	20
12-31-2010	15.04	0.15		3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04		1.15		1.15		0.92		217	23
SERIES II
06-30-2015[3]	24.52	0.05	[4]	1.16	1.21	—	—	—	—	25.73	4.93	[5]	1.32	[6]	1.31	[6]	0.42	[4,6]	39	8
12-31-2014	26.01	0.11	[7]	1.54	1.65	(0.11)	(3.03)	—	(3.14)	24.52	6.96		1.32		1.32		0.43	[7]	43	22
12-31-2013	20.66	0.01		6.77	6.78	(0.10)	(1.33)	—	(1.43)	26.01	33.00		1.33		1.32		0.03		49	24
12-31-2012	18.89	0.18		2.67	2.85	(0.13)	(0.95)	—	(1.08)	20.66	15.50		1.33		1.33		0.90		39	19
12-31-2011	18.85	0.06		0.10	0.16	(0.12)	—	—	(0.12)	18.89	0.90		1.34		1.34		0.32		46	20
12-31-2010	15.00	0.11		3.77	3.88	(0.03)	—	—	(0.03)	18.85	25.86		1.35		1.35		0.65		53	23
SERIES NAV
06-30-2015[3]	24.56	0.09	[4]	1.15	1.24	—	—	—	—	25.80	5.05	[5]	1.07	[6]	1.06	[6]	0.69	[4,6]	329	8
12-31-2014	26.04	0.17	[7]	1.55	1.72	(0.17)	(3.03)	—	(3.20)	24.56	7.25		1.07		1.07		0.68	[7]	330	22
12-31-2013	20.67	0.07		6.77	6.84	(0.14)	(1.33)	—	(1.47)	26.04	33.33		1.08		1.07		0.28		371	24
12-31-2012	18.90	0.24		2.66	2.90	(0.18)	(0.95)	—	(1.13)	20.67	15.78		1.08		1.08		1.20		314	19
12-31-2011	18.86	0.11		0.10	0.21	(0.17)	—	—	(0.17)	18.90	1.15		1.09		1.09		0.58		306	20
12-31-2010	15.01	0.15		3.77	3.92	(0.07)	—	—	(0.07)	18.86	26.15		1.10		1.10		0.91		313	23
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Net investment income per share and the percentage of average net assets reflect special dividends (unannualized) received by the portfolio, which amounted to $0.04 and 0.15%, for all series, respectively. 5. Not annualized. 6. Annualized. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.06 and 0.22% for all series, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Growth Trust
SERIES NAV
06-30-2015[3]	27.63	(0.05)[4]	2.50	2.45	—	—	—	—	30.08	8.87	[5]	1.06	[6]	1.06	[6]	(0.33)[4,6]		126	17
12-31-2014	25.62	(0.02)[7]	2.03	2.01	—	—	—	—	27.63	7.85		1.06		1.05		(0.08)[7]		134	30
12-31-2013	18.34	(0.04)	7.37	7.33	(0.05)	—	—	(0.05)	25.62	39.98		1.07		1.06		(0.20)		158	32
12-31-2012	15.50	0.04	2.80	2.84	—	—	—	—	18.34	18.32		1.07		1.07		0.24		106	28
12-31-2011	15.78	(0.07)	(0.21)[8]	(0.28)	—	—	—	—	15.50	(1.77)		1.08		1.08		(0.42)		101	39
12-31-2010	12.48	(0.06)	3.36	3.30	—	—	—	—	15.78	26.44		1.10		1.10		(0.44)		108	34
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.04 and 0.16% (unannualized) for all series, respectively. 5. Not annualized. 6. Annualized. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.35%, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

Small Company Value Trust
SERIES I
06-30-2015[3]	24.72	0.13 [6]	(0.02)	0.11	—	—	—	—	24.83	0.40	[4]	1.13	[5]	1.07	[5,6]	1.08	[5]	67	16
12-31-2014	25.26	0.14	(0.12)	0.02	(0.01)	(0.55)	—	(0.56)	24.72	0.11		1.12		1.06		0.55		74	16
12-31-2013	19.50	0.07	6.08	6.15	(0.39)	—	—	(0.39)	25.26	31.61		1.13		1.07		0.32		88	7
12-31-2012	16.81	0.26	2.48	2.74	(0.05)	—	—	(0.05)	19.50	16.30		1.13		1.07		1.41		79	5
12-31-2011	17.07	0.06	(0.22)	(0.16)	(0.10)	—	—	(0.10)	16.81	(0.93)		1.13		1.07		0.38		85	6
12-31-2010	14.26	0.09	2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36		1.13		1.07		0.60		105	9
SERIES II
06-30-2015[3]	24.40	0.11 [6]	(0.03)	0.08	—	—	—	—	24.48	0.29	[4]	1.33	[5]	1.27	[5,6]	0.88	[5]	55	16
12-31-2014	24.99	0.08	(0.12)	(0.04)	—	(0.55)	—	(0.55)	24.40	(0.12)		1.32		1.26		0.34		61	16
12-31-2013	19.32	0.03	6.02	6.05	(0.38)	—	—	(0.38)	24.99	31.41		1.33		1.27		0.12		75	7
12-31-2012	16.66	0.22	2.46	2.68	(0.02)	—	—	(0.02)	19.32	16.11		1.33		1.27		1.20		73	5
12-31-2011	16.93	0.03	(0.24)	(0.21)	(0.06)	—	—	(0.06)	16.66	(1.20)		1.33		1.27		0.18		78	6
12-31-2010	14.14	0.06	2.91	2.97	(0.18)	—	—	(0.18)	16.93	21.15		1.33		1.27		0.41		93	9
SERIES NAV
06-30-2015[3]	24.69	0.14 [6]	(0.03)	0.11	—	—	—	—	24.80	0.45	[4]	1.08	[5]	1.02	[5,6]	1.14	[5]	214	16
12-31-2014	25.22	0.15	(0.12)	0.03	(0.01)	(0.55)	—	(0.56)	24.69	0.14		1.07		1.01		0.60		224	16
12-31-2013	19.46	0.09	6.06	6.15	(0.39)	—	—	(0.39)	25.22	31.68		1.08		1.02		0.38		259	7
12-31-2012	16.76	0.27	2.48	2.75	(0.05)	—	—	(0.05)	19.46	16.41		1.08		1.02		1.49		216	5
12-31-2011	17.03	0.08	(0.24)	(0.16)	(0.11)	—	—	(0.11)	16.76	(0.94)		1.08		1.02		0.44		203	6
12-31-2010	14.23	0.10	2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39		1.08		1.02		0.66		215	9
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.04 and 0.16% (unannualized) for all series, respectively.

Strategic Equity Allocation Trust
SERIES NAV
06-30-2015[3]	17.14	0.19	0.30	0.49	—	—	—	—	17.63	2.86	[4]	0.66	[5]	0.53	[5]	2.19	[5]	10,749	4
12-31-2014	16.85	0.33	0.75	1.08	(0.32)	(0.47)	—	(0.79)	17.14	6.40		0.66		0.52		1.92		11,176	13
12-31-2013	13.27	0.27	3.60	3.87	(0.25)	(0.04)	—	(0.29)	16.85	29.23		0.66		0.50		1.77		11,162	19
12-31-2012[6]	12.50	0.20	0.70	0.90	(0.13)	—	—	(0.13)	13.27	7.26	[4]	0.67	[5]	0.49	[5]	2.22	[5]	8,003	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 4-16-12 (commencement of operations) to 12-31-12.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
SERIES I
06-30-2015[3]	18.53	0.13	0.15	0.28	—	—	—	—	18.81	1.51	[4]	0.57	[5]	0.56	[5]	1.38	[5]	468	3
12-31-2014	17.08	0.24	1.71	1.95	(0.21)	(0.29)	—	(0.50)	18.53	11.47		0.57		0.56		1.38		465	5
12-31-2013	13.15	0.21	4.16	4.37	(0.22)	(0.22)	—	(0.44)	17.08	33.39		0.56		0.56		1.38		424	3
12-31-2012	11.59	0.21	1.58	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.50		0.57		0.57		1.65		295	6
12-31-2011	11.71	0.19	(0.16)	0.03	(0.15)	—	—	(0.15)	11.59	0.28		0.57		0.57		1.62		261	2
12-31-2010	10.12	0.15	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20		0.57		0.57		1.41		268	5
SERIES II
06-30-2015[3]	18.48	0.11	0.15	0.26	—	—	—	—	18.74	1.41	[4]	0.77	[5]	0.76	[5]	1.18	[5]	40	3
12-31-2014	17.03	0.21	1.71	1.92	(0.18)	(0.29)	—	(0.47)	18.48	11.30		0.77		0.76		1.17		42	5
12-31-2013	13.12	0.18	4.14	4.32	(0.19)	(0.22)	—	(0.41)	17.03	33.09		0.76		0.76		1.19		44	3
12-31-2012	11.57	0.18	1.57	1.75	(0.17)	(0.03)	—	(0.20)	13.12	15.22		0.77		0.77		1.44		41	6
12-31-2011	11.68	0.17	(0.15)	0.02	(0.13)	—	—	(0.13)	11.57	0.16		0.77		0.77		1.41		40	2
12-31-2010	10.10	0.13	1.57	1.70	(0.12)	—	—	(0.12)	11.68	16.89		0.77		0.77		1.20		48	5
SERIES NAV
06-30-2015[3]	18.52	0.13	0.16	0.29	—	—	—	—	18.81	1.57	[4]	0.52	[5]	0.51	[5]	1.43	[5]	98	3
12-31-2014	17.08	0.25	1.70	1.95	(0.22)	(0.29)	—	(0.51)	18.52	11.46		0.52		0.51		1.43		95	5
12-31-2013	13.15	0.22	4.16	4.38	(0.23)	(0.22)	—	(0.45)	17.08	33.45		0.51		0.51		1.44		88	3
12-31-2012	11.59	0.22	1.57	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.56		0.52		0.52		1.71		66	6
12-31-2011	11.71	0.20	(0.16)	0.04	(0.16)	—	—	(0.16)	11.59	0.33		0.52		0.52		1.66		62	2
12-31-2010	10.12	0.15	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26		0.52		0.52		1.45		73	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

U.S. Equity Trust
SERIES I
06-30-2015[3]	19.39	0.24	(0.28)	(0.04)	—	—	—	—	19.35	(0.21)[4]		0.84	[5]	0.83	[5]	2.42	[5]	129	27
12-31-2014	17.71	0.22	1.73	1.95	(0.27)	—	—	(0.27)	19.39	11.03		0.84		0.83		1.21		138	55
12-31-2013	14.03	0.23	3.72	3.95	(0.27)	—	—	(0.27)	17.71	28.23		0.83		0.83		1.42		144	28
12-31-2012[6]	13.85	0.16	0.22	0.38	(0.20)	—	—	(0.20)	14.03	2.77	[4]	0.84	[5]	0.84	[5]	1.70	[5]	129	44	[7,8]
SERIES II
06-30-2015[3]	19.39	0.22	(0.28)	(0.06)	—	—	—	—	19.33	(0.31)[4]		1.04	[5]	1.03	[5]	2.24	[5]	7	27
12-31-2014	17.72	0.19	1.72	1.91	(0.24)	—	—	(0.24)	19.39	10.76		1.04		1.03		1.01		8	55
12-31-2013	14.03	0.20	3.73	3.93	(0.24)	—	—	(0.24)	17.72	28.07		1.03		1.03		1.22		9	28
12-31-2012[6]	13.85	0.14	0.22	0.36	(0.18)	—	—	(0.18)	14.03	2.60	[4]	1.04	[5]	1.04	[5]	1.50	[5]	8	44	[7,8]
SERIES NAV
06-30-2015[3]	19.40	0.24	(0.28)	(0.04)	—	—	—	—	19.36	(0.21)[4]		0.79	[5]	0.78	[5]	2.47	[5]	632	27
12-31-2014	17.72	0.23	1.73	1.96	(0.28)	—	—	(0.28)	19.40	11.07		0.79		0.78		1.26		676	55
12-31-2013	14.03	0.24	3.73	3.97	(0.28)	—	—	(0.28)	17.72	28.36		0.78		0.78		1.47		809	28
12-31-2012	12.65	0.22	1.37	1.59	(0.21)	—	—	(0.21)	14.03	12.56		0.79		0.79		1.63		791	44	[7]
12-31-2011	11.89	0.19	0.77	0.96	(0.20)	—	—	(0.20)	12.65	8.13		0.79		0.79		1.55		772	35
12-31-2010	11.18	0.15	0.73	0.88	(0.17)	—	—	(0.17)	11.89	7.92		0.79		0.79		1.34		809	66
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Utilities Trust
SERIES I
06-30-2015[3]	16.27	0.19		(0.39)	(0.20)	—	—	—	—	16.07	(1.23)[5]		0.92	[6]	0.92	[6]	2.34	[6]	392	20
12-31-2014	15.44	0.49	[4]	1.48	1.97	(0.51)	(0.63)	—	(1.14)	16.27	12.59		0.93		0.92		2.93	[4]	441	53
12-31-2013	13.06	0.48		2.20	2.68	(0.30)	—	—	(0.30)	15.44	20.57		0.95		0.95		3.25		416	58
12-31-2012	11.92	0.40		1.21	1.61	(0.47)	—	—	(0.47)	13.06	13.65		0.97		0.97		3.17		141	52
12-31-2011	11.62	0.46		0.30	0.76	(0.46)	—	—	(0.46)	11.92	6.65		0.97		0.97		3.77		128	51
12-31-2010	10.42	0.36		1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03		0.95		0.95		3.39		116	56
SERIES II
06-30-2015[3]	16.14	0.17		(0.39)	(0.22)	—	—	—	—	15.92	(1.36)[5]		1.12	[6]	1.12	[6]	2.13	[6]	20	20
12-31-2014	15.32	0.46	[4]	1.47	1.93	(0.48)	(0.63)	—	(1.11)	16.14	12.41		1.13		1.12		2.79	[4]	23	53
12-31-2013	12.96	0.41		2.22	2.63	(0.27)	—	—	(0.27)	15.32	20.35		1.15		1.15		2.81		25	58
12-31-2012	11.84	0.37		1.19	1.56	(0.44)	—	—	(0.44)	12.96	13.36		1.17		1.17		2.95		25	52
12-31-2011	11.53	0.43		0.32	0.75	(0.44)	—	—	(0.44)	11.84	6.58		1.17		1.17		3.59		30	51
12-31-2010	10.35	0.34		1.08	1.42	(0.24)	—	—	(0.24)	11.53	13.73		1.15		1.15		3.19		32	56
SERIES NAV
06-30-2015[3]	16.26	0.20		(0.41)	(0.21)	—	—	—	—	16.05	(1.29)[5]		0.87	[6]	0.87	[6]	2.41	[6]	39	20
12-31-2014	15.42	0.50	[4]	1.49	1.99	(0.52)	(0.63)	—	(1.15)	16.26	12.72		0.88		0.87		2.98	[4]	40	53
12-31-2013	13.04	0.45		2.24	2.69	(0.31)	—	—	(0.31)	15.42	20.65		0.90		0.90		3.06		32	58
12-31-2012	11.91	0.39		1.21	1.60	(0.47)	—	—	(0.47)	13.04	13.64		0.92		0.92		3.14		27	52
12-31-2011	11.60	0.46		0.32	0.78	(0.47)	—	—	(0.47)	11.91	6.80		0.92		0.92		3.82		36	51
12-31-2010	10.41	0.37		1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00		0.90		0.90		3.49		29	56
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.52% for all series, respectively. 5. Not annualized. 6. Annualized.

Value Trust
SERIES I
06-30-2015[3]	25.74	0.07		1.32	1.39	—	—	—	—	27.13	5.40	[4]	0.78	[5]	0.77	[5]	0.53	[5]	607	11
12-31-2014	25.95	0.14		2.39	2.53	(0.12)	(2.62)	—	(2.74)	25.74	9.82		0.78		0.77		0.53		600	49
12-31-2013	19.31	0.15		6.68	6.83	(0.19)	—	—	(0.19)	25.95	35.40		0.79		0.79		0.64		523	42
12-31-2012	16.58	0.20		2.68	2.88	(0.15)	—	—	(0.15)	19.31	17.42		0.82		0.81		1.11		409	24
12-31-2011	16.61	0.16		— [6]	0.16	(0.19)	—	—	(0.19)	16.58	0.98		0.83		0.83		0.93		197	28
12-31-2010	13.72	0.14		2.90	3.04	(0.15)	—	—	(0.15)	16.61	22.22		0.83		0.83		0.94		218	43
SERIES II
06-30-2015[3]	25.65	0.04		1.31	1.35	—	—	—	—	27.00	5.26	[4]	0.98	[5]	0.97	[5]	0.32	[5]	32	11
12-31-2014	25.87	0.09		2.38	2.47	(0.07)	(2.62)	—	(2.69)	25.65	9.61		0.98		0.97		0.33		33	49
12-31-2013	19.26	0.10		6.66	6.76	(0.15)	—	—	(0.15)	25.87	35.10		0.99		0.99		0.44		36	42
12-31-2012	16.54	0.16		2.68	2.84	(0.12)	—	—	(0.12)	19.26	17.18		1.02		1.01		0.87		30	24
12-31-2011	16.56	0.12		0.01	0.13	(0.15)	—	—	(0.15)	16.54	0.84		1.03		1.03		0.73		30	28
12-31-2010	13.68	0.11		2.89	3.00	(0.12)	—	—	(0.12)	16.56	21.96		1.03		1.03		0.73		35	43
SERIES NAV
06-30-2015[3]	25.71	0.08		1.31	1.39	—	—	—	—	27.10	5.41	[4]	0.73	[5]	0.72	[5]	0.59	[5]	34	11
12-31-2014	25.92	0.15		2.39	2.54	(0.13)	(2.62)	—	(2.75)	25.71	9.88		0.73		0.72		0.57		31	49
12-31-2013	19.29	0.16		6.67	6.83	(0.20)	—	—	(0.20)	25.92	35.44		0.74		0.74		0.68		33	42
12-31-2012	16.56	0.21		2.68	2.89	(0.16)	—	—	(0.16)	19.29	17.50		0.77		0.76		1.14		24	24
12-31-2011	16.59	0.16		0.01	0.17	(0.20)	—	—	(0.20)	16.56	1.03		0.78		0.78		0.98		18	28
12-31-2010	13.70	0.14		2.91	3.05	(0.16)	—	—	(0.16)	16.59	22.31		0.78		0.78		0.98		22	43
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the portfolios), forty-eight of which are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series (collectively, the Lifestyle PS Series), Franklin Templeton Founding Allocation Trust and Core Strategy Trust operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust where NAV shares are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGINIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (E.T.). In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, for All Cap Core Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and U.S. Equity Trust, all investments including futures as applicable, are categorized as Level 1 under the hierarchy described above.

As of June 30, 2015, for 500 Index Trust B and Mid Cap Index Trust, all investments including futures as applicable, are Level 1 except repurchase agreements which are categorized as Level 2.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2015, by major security category or type:

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$98,607,804	$85,618,728	$12,846,265	$142,811
Consumer staples	33,784,631	21,756,101	12,028,530	—
Energy	36,449,540	34,373,750	2,075,790	—
Financials	116,839,328	104,973,783	11,781,545	84,000
Health care	130,038,518	120,926,600	9,111,918	—
Industrials	101,672,593	92,084,494	9,588,099	—
Information technology	130,300,963	115,957,295	14,343,668	—
Materials	38,402,129	33,187,233	5,214,896	—
Telecommunication services	3,115,354	2,465,949	649,405	—
Utilities	7,314,042	6,431,376	882,666	—
Preferred securities	15,229,120	—	—	15,229,120
Warrants	854,504	—	854,504	—
Securities lending collateral	18,682,753	18,682,753	—	—
Short-term investments	13,400,000	—	13,400,000	—
Total investments in securities	$744,691,279	$636,458,062	$92,777,286	$15,455,931
Other financial instruments:
Forward foreign currency contracts	($70,354)	—	($70,354)	—

Blue Chip Growth Trust
Common stocks
Consumer discretionary	$408,995,641	$408,995,641	—	—
Consumer staples	47,524,090	47,524,090	—	—
Energy	27,087,492	27,087,492	—	—
Financials	121,204,218	121,204,218	—	—
Health care	462,264,126	462,264,126	—	—
Industrials	178,563,153	178,563,153	—	—
Information technology	438,828,449	416,014,425	$22,814,024	—
Materials	57,036,623	57,036,623	—	—
Securities lending collateral	9,857,909	9,857,909	—	—
Short-term investments	4,690,905	4,690,905	—	—
Total investments in securities	$1,756,052,606	$1,733,238,582	$22,814,024	—

Capital Appreciation Trust
Common stocks
Consumer discretionary	$298,033,113	$269,627,297	$28,405,816	—
Consumer staples	29,337,100	29,337,100	—	—
Energy	31,335,505	31,335,505	—	—
Financials	33,044,056	33,044,056	—	—
Health care	209,701,537	209,701,537	—	—
Industrials	27,582,236	27,582,236	—	—
Information technology	357,221,408	339,618,316	17,603,092	—
Materials	21,282,806	21,282,806	—	—
Securities lending collateral	16,662,897	16,662,897	—	—
Total investments in securities	$1,024,200,658	$978,191,750	$46,008,908	—

Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$22,185,107	$22,185,107	—	—
Consumer staples	19,277,182	18,704,754	$572,428	—
Energy	6,868,071	6,868,071	—	—
Financials	34,984,957	34,984,957	—	—
Health care	55,684,923	55,684,923	—	—
Industrials	42,682,198	42,682,198	—	—
Information technology	30,073,709	30,073,709	—	—
Materials	2,869,122	2,869,122	—	—
Telecommunication services	1,529,101	1,529,101	—	—
Utilities	14,374,061	14,374,061	—	—
Preferred securities	9,880,966	9,880,966	—	—
Corporate bonds	70,405,366	—	70,405,366	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust (continued)
Convertible bonds	$311,559	—	$311,559	—
Term loans	19,104,692	—	19,104,692	—
Asset backed securities	555,579	—	555,579	—
Securities lending collateral	65,999	$65,999	—	—
Short-term investments	41,705,850	40,996,850	709,000	—
Total investments in securities	$372,558,442	$280,899,818	$91,658,624	—
Other financial instruments:
Written options	($921,368)	($48,892)	($872,476)	—

Core Strategy Trust
Affiliated investment companies	$3,875,303,065	$3,875,303,065	—	—
Common stocks
Consumer discretionary	660	—	—	$660
Consumer staples	1,910	—	$1,910	—
Health care	685	—	—	685
Industrials	62	—	—	62
Total investments in securities	$3,875,306,382	$3,875,303,065	$1,910	$1,407

Emerging Markets Value Trust
Common stocks
Australia	$320,029	—	$320,029	—
Brazil	47,099,881	$46,997,577	102,304	—
Chile	16,400,324	6,162,440	10,237,884	—
China	89,346,851	12,457,319	75,705,109	$1,184,423
Colombia	2,850,866	2,829,430	21,436	—
Czech Republic	4,045,891	—	4,045,891	—
Greece	1,066,862	—	—	1,066,862
Hong Kong	28,879,854	2,384,218	25,982,707	512,929
Hungary	1,809,589	—	1,809,589	—
India	85,114,162	2,293,553	82,743,096	77,513
Indonesia	22,933,851	—	22,933,851	—
Malaysia	35,266,679	—	35,223,552	43,127
Malta	21,932	—	21,932	—
Mexico	47,084,852	47,015,522	3,204	66,126
Philippines	11,692,245	—	11,692,114	131
Poland	18,128,881	—	18,128,881	—
Russia	20,500,742	—	20,500,742	—
South Africa	73,972,553	10,943,675	63,011,287	17,591
South Korea	121,656,076	28,575,374	93,029,641	51,061
Taiwan	121,880,739	3,841,956	118,006,577	32,206
Thailand	27,173,366	—	27,173,366	—
Turkey	13,624,872	—	13,620,575	4,297
Ukraine	261,094	—	261,094	—
Preferred securities
Brazil	15,366,081	15,366,081	—	—
Chile	13,148	—	13,148	—
Colombia	694,423	675,168	19,255	—
Panama	66,042	—	66,042	—
Rights	5,234	—	5,234	—
Warrants	11,403	—	11,403	—
Securities lending collateral	23,005,168	23,005,168	—	—
Short-term investments	5,760,245	5,760,245	—	—
Total investments in securities	$836,053,935	$208,307,726	$624,689,943	$3,056,266

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Equity Income Trust
Common stocks
Consumer discretionary	$239,464,960	$239,464,960	—	—
Consumer staples	84,593,037	84,593,037	—	—
Energy	210,761,753	210,761,753	—	—
Financials	394,582,044	394,582,044	—	—
Health care	121,591,247	112,752,076	$8,839,171	—
Industrials	255,279,543	255,279,543	—	—
Information technology	199,988,785	180,737,512	—	$19,251,273
Materials	95,804,733	95,804,733	—	—
Telecommunication services	71,492,342	58,552,121	12,940,221	—
Utilities	117,016,771	117,016,771	—	—
Securities lending collateral	20,202,529	20,202,529	—	—
Short-term investments	69,535,795	69,535,795	—	—
Total investments in securities	$1,880,313,539	$1,839,282,874	$21,779,392	$19,251,273

Financial Industries Trust
Common stocks
Financials	$167,485,657	$142,148,252	$21,465,210	$3,872,195
Information technology	2,415,856	2,415,856	—	—
Corporate bonds	677,325	—	677,325	—
Warrants	961,290	961,290	—	—
Short-term investments	2,927,000	—	2,927,000	—
Total investments in securities	$174,467,128	$145,525,398	$25,069,535	$3,872,195

Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$534,065,081	$487,249,886	$46,815,195	—
Consumer staples	36,736,352	14,075,188	22,661,164	—
Energy	104,027,996	104,027,996	—	—
Financials	517,862,036	517,862,036	—	—
Health care	65,317,618	65,317,618	—	—
Industrials	127,936,340	127,936,340	—	—
Information technology	243,265,092	243,265,092	—	—
Materials	38,178,297	38,178,297	—	—
Short-term investments	23,712,000	—	23,712,000	—
Total investments in securities	$1,691,100,812	$1,597,912,453	$93,188,359	—

Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$271,661,158	$226,338,145	$45,323,013	—
Consumer staples	169,377,109	87,444,113	81,932,996	—
Energy	160,664,001	160,664,001	—	—
Financials	611,304,937	611,304,937	—	—
Health care	107,419,579	107,419,579	—	—
Industrials	147,475,784	147,475,784	—	—
Information technology	187,078,426	165,317,082	21,761,344	—
Materials	42,320,504	42,320,504	—	—
Short-term investments	3,381,000	—	3,381,000	—
Total investments in securities	$1,700,682,498	$1,548,284,145	$152,398,353	—

Global Trust
Common stocks
Brazil	$6,293,482	$6,293,482	—	—
Canada	506,773	506,773	—	—
China	3,768,475	3,768,475	—	—
Denmark	4,693,731	—	$4,693,731	—
France	63,616,196	—	63,616,196	—
Germany	33,835,749	—	33,835,749	—
Hong Kong	9,792,142	—	9,792,142	—
India	1,779,301	—	1,779,301	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust (continued)
Ireland	$26,409,373	$12,703,704	$13,705,669	—
Israel	15,928,041	15,928,041	—	—
Italy	14,883,987	—	14,883,987	—
Japan	17,522,272	—	17,522,272	—
Netherlands	28,537,670	—	28,537,670	—
Portugal	7,241,424	—	7,241,424	—
Russia	6,883,250	—	6,883,250	—
Singapore	13,633,758	—	13,633,758	—
South Korea	39,070,451	7,809,518	31,260,933	—
Spain	9,898,204	—	9,898,204	—
Sweden	11,858,373	—	11,858,373	—
Switzerland	30,045,601	—	30,045,601	—
Thailand	1,549,886	—	1,549,886	—
Turkey	7,379,108	7,379,108	—	—
United Kingdom	77,519,048	8,517,576	69,001,472	—
United States	228,346,477	228,346,477	—	—
Securities lending collateral	7,162,212	7,162,212	—	—
Short-term investments	7,999,998	—	7,999,998	—
Total investments in securities	$676,154,982	$298,415,366	$377,739,616	—

Health Sciences Trust
Common stocks
Consumer discretionary	$170,753	—	—	$170,753
Consumer staples	8,130,139	$7,741,658	$388,481	—
Financials	1,335,340	975,031	—	360,309
Health care	364,197,960	353,295,995	10,679,013	222,952
Industrials	8,933,896	8,933,896	—	—
Information technology	3,871,995	3,871,995	—	—
Preferred securities
Consumer discretionary	381,289	—	—	381,289
Health care	3,396,938	1,655,464	517,624	1,223,850
Information technology	152,390	—	—	152,390
Convertible bonds	529,842	—	529,842	—
Rights	14,035	14,035	—	—
Warrants	49	—	49	—
Short-term investments	23,426,042	23,426,042	—	—
Total investments in securities	$414,540,668	$399,914,116	$12,115,009	$2,511,543
Other financial instruments:
Written options	($23,413)	($23,413)	—	—

International Core Trust
Common stocks
Australia	$1,598,122	—	$1,498,555	$99,567
Austria	2,664,450	—	2,664,450	—
Belgium	5,933,935	—	5,933,935	—
Canada	6,603,619	$6,603,619	—	—
Denmark	5,833,574	—	5,833,574	—
Finland	5,698,033	—	5,698,033	—
France	108,835,285	—	108,835,285	—
Germany	63,504,688	—	63,504,688	—
Hong Kong	3,970,771	—	3,970,771	—
Ireland	1,882,308	—	1,882,308	—
Israel	4,062,124	3,293,370	768,754	—
Italy	31,362,013	—	31,362,013	—
Japan	142,483,927	—	142,483,927	—
Luxembourg	635,238	—	635,238	—
Netherlands	41,375,016	—	41,375,016	—
New Zealand	166,881	—	166,881	—
Norway	11,865,690	—	11,865,690	—
Portugal	2,040,749	—	2,040,749	—
Singapore	1,036,947	—	1,036,947	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Core Trust (continued)
Spain	$34,290,481	—	$34,290,481	—
Sweden	10,777,955	—	10,777,955	—
Switzerland	14,882,657	—	14,882,657	—
United Kingdom	133,682,786	—	133,682,786	—
United States	6,792,015	$6,792,015	—	—
Preferred securities	9,406,282	—	9,406,282	—
Rights	124,786	—	124,786	—
Securities lending collateral	13,731,621	13,731,621	—	—
Total investments in securities	$665,241,953	$30,420,625	$634,721,761	$99,567

International Equity Index Trust B
Common stocks
Australia	$32,458,268	—	$32,445,540	$12,728
Austria	764,356	—	764,356	—
Belgium	6,130,932	—	6,130,932	—
Bermuda	141,628	—	141,628	—
Brazil	6,599,356	$6,599,356	—	—
Canada	40,481,860	40,481,860	—	—
Chile	1,680,274	1,368,514	311,760	—
China	26,501,088	—	26,501,088	—
Colombia	900,685	900,685	—	—
Czech Republic	310,724	—	310,724	—
Denmark	7,861,780	—	7,861,780	—
Egypt	310,377	—	310,377	—
Finland	3,916,338	—	3,916,338	—
France	44,032,757	—	44,032,757	—
Germany	38,366,076	—	38,366,076	—
Greece	413,760	—	—	413,760
Hong Kong	21,955,520	—	21,955,520	—
Hungary	257,805	—	257,805	—
India	10,366,584	7,668,629	2,697,955	—
Indonesia	3,156,149	7,767	3,148,382	—
Ireland	4,233,712	137,063	4,096,649	—
Israel	2,798,312	—	2,798,312	—
Italy	10,585,716	—	10,585,716	—
Japan	105,675,276	—	105,675,276	—
Jersey, Channel Islands	234,162	—	234,162	—
Luxembourg	1,734,787	—	1,734,787	—
Macau	459,413	—	459,413	—
Malaysia	4,482,238	—	4,482,238	—
Malta	141,552	—	141,552	—
Mexico	6,477,279	6,318,052	159,227	—
Netherlands	16,169,403	—	16,169,403	—
New Zealand	569,330	—	569,330	—
Norway	2,779,411	—	2,779,411	—
Peru	667,578	667,578	—	—
Philippines	1,783,390	—	1,783,390	—
Poland	2,043,231	—	2,043,231	—
Portugal	721,615	—	721,615	—
Russia	5,313,733	3,242,465	2,071,268	—
Singapore	6,573,640	—	6,573,640	—
South Africa	10,759,544	—	10,758,212	1,332
South Korea	18,932,617	219,180	18,713,437	—
Spain	15,943,053	137,455	15,805,598	—
Sweden	13,418,152	—	13,418,152	—
Switzerland	45,260,715	—	44,939,768	320,947
Taiwan	14,641,441	—	14,641,441	—
Thailand	2,963,566	—	2,963,566	—
Turkey	2,009,253	—	2,009,253	—
United Kingdom	84,603,109	182,742	84,420,367	—
United States	3,802,131	3,457,621	344,510	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
Preferred securities
Brazil	$3,899,576	$3,899,576	—	—
Germany	2,805,531	—	$2,805,531	—
South Korea	831,721	—	831,721	—
Rights	36,067	120	35,947	—
Securities lending collateral	10,635,372	10,635,372	—	—
Short-term investments	11,092,993	11,092,993	—	—
Total investments in securities	$661,684,936	$97,017,028	$563,919,141	$748,767
Other financial instruments:
Futures	($287,855)	($287,855)	—	—

International Growth Stock Trust
Common stocks
Australia	$19,083,575	—	$19,083,575	—
Belgium	5,527,489	—	5,527,489	—
Brazil	18,415,889	$18,415,889	—	—
Canada	33,191,390	33,191,390	—	—
China	21,008,748	7,893,323	13,115,425	—
Denmark	12,648,897	—	12,648,897	—
France	14,851,467	—	14,851,467	—
Germany	33,928,528	—	33,928,528	—
Hong Kong	14,825,114	—	14,825,114	—
Israel	11,115,587	11,115,587	—	—
Japan	31,986,003	—	31,986,003	—
Mexico	10,061,155	10,061,155	—	—
Netherlands	5,995,370	—	5,995,370	—
Singapore	16,047,909	8,501,139	7,546,770	—
South Korea	7,884,240	—	7,884,240	—
Spain	4,751,952	—	4,751,952	—
Sweden	15,410,720	—	15,410,720	—
Switzerland	42,067,393	—	42,067,393	—
Taiwan	7,141,333	—	7,141,333	—
Thailand	7,490,364	—	7,490,364	—
Turkey	4,398,768	—	4,398,768	—
United Kingdom	91,280,854	—	91,280,854	—
Short-term investments	22,755,963	22,755,963	—	—
Total investments in securities	$451,868,708	$111,934,446	$339,934,262	—

International Small Company Trust
Common stocks
Australia	$6,874,282	$52,448	$6,715,680	$106,154
Austria	1,264,078	—	1,264,078	—
Belgium	1,711,761	—	1,711,761	—
Bermuda	308,605	—	308,605	—
Cambodia	76,567	—	76,567	—
Canada	9,040,892	8,927,560	112,746	586
China	60,460	20,717	39,743	—
Cyprus	38,278	—	38,278	—
Denmark	2,299,844	—	2,299,844	—
Finland	2,895,020	—	2,895,020	—
France	4,570,537	—	4,570,537	—
Gabon	5,658	—	5,658	—
Georgia	7,718	—	7,718	—
Germany	6,705,255	—	6,705,255	—
Gibraltar	100,843	—	100,843	—
Greece	151	—	—	151
Guernsey, Channel Islands	5,569	—	5,569	—
Hong Kong	3,946,679	—	3,929,824	16,855
India	21,813	—	21,813	—
Ireland	2,273,482	316,981	1,956,501	—
Isle of Man	33,810	—	33,810	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust (continued)
Israel	$859,265	$17,516	$841,749	—
Italy	4,593,227	—	4,584,738	$8,489
Japan	26,492,661	—	26,492,661	—
Jersey, Channel Islands	107,866	—	107,866	—
Liechtenstein	90,144	—	90,144	—
Luxembourg	584,350	—	584,350	—
Macau	11,408	—	11,408	—
Malta	82,969	—	82,969	—
Mongolia	16,706	—	16,706	—
Netherlands	2,234,490	—	2,234,490	—
New Zealand	1,247,868	—	1,247,868	—
Norway	953,398	—	953,398	—
Peru	17,999	—	17,999	—
Portugal	604,520	—	604,520	—
Singapore	1,172,437	—	1,170,951	1,486
South Africa	57,975	—	57,975	—
Spain	2,455,639	—	2,455,639	—
Sweden	3,424,443	—	3,424,443	—
Switzerland	5,332,164	50,885	5,281,279	—
United Arab Emirates	78,347	—	78,347	—
United Kingdom	22,995,370	13,098	22,981,382	890
United States	216,690	73,723	142,967	—
Preferred securities	80,347	—	80,347	—
Rights	19,666	—	17,764	1,902
Securities lending collateral	1,912,682	1,912,682	—	—
Short-term investments	102,753	102,753	—	—
Total investments in securities	$117,986,686	$11,488,363	$106,361,810	$136,513

International Value Trust
Common stocks
Australia	$3,867,791	—	$3,867,791	—
Belgium	5,059,263	—	5,059,263	—
Brazil	6,251,094	$6,251,094	—	—
Canada	50,159,573	50,159,573	—	—
China	59,839,555	15,096,975	44,742,580	—
Denmark	4,502,576	—	4,502,576	—
France	99,549,537	—	99,549,537	—
Germany	74,627,970	—	74,627,970	—
Hong Kong	40,225,205	—	40,225,205	—
India	9,617,963	—	9,617,963	—
Ireland	9,797,356	—	9,797,356	—
Israel	17,240,888	17,240,888	—	—
Italy	26,326,040	—	26,326,040	—
Japan	55,474,347	—	55,474,347	—
Netherlands	61,073,625	—	61,073,625	—
Norway	8,561,985	—	8,561,985	—
Russia	3,084,329	3,084,329	—	—
Singapore	7,722,992	—	7,722,992	—
South Africa	2,510,565	—	2,510,565	—
South Korea	129,839,525	24,105,576	105,733,949	—
Spain	10,311,791	—	10,311,791	—
Sweden	6,307,966	—	6,307,966	—
Switzerland	71,617,167	—	71,617,167	—
Thailand	6,504,050	—	6,504,050	—
United Kingdom	166,446,220	46	166,446,174	—
United States	10,889,388	10,889,388	—	—
Securities lending collateral	25,737,312	25,737,312	—	—
Total investments in securities	$973,146,073	$152,565,181	$820,580,892	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust
Common stocks
Consumer discretionary	$173,600,305	$160,742,137	$11,804,627	$1,053,541
Consumer staples	45,845,548	22,000,194	23,845,354	—
Energy	11,498,210	11,498,210	—	—
Financials	33,154,417	23,987,404	8,568,489	598,524
Health care	201,276,196	184,218,929	17,057,267	—
Industrials	103,653,754	103,653,754	—	—
Information technology	175,357,520	166,793,426	8,564,094	—
Materials	18,207,022	18,207,022	—	—
Preferred securities	78,934,809	—	—	78,934,809
Securities lending collateral	70,594,700	70,594,700	—	—
Short-term investments	8,800,000	—	8,800,000	—
Total investments in securities	$920,922,481	$761,695,776	$78,639,831	$80,586,874

Mid Value Trust
Common stocks
Consumer discretionary	$85,364,139	$83,519,601	$1,844,538	—
Consumer staples	70,361,358	66,382,230	3,979,128	—
Energy	44,170,777	44,170,777	—	—
Financials	249,830,891	247,485,976	2,344,915	—
Health care	98,265,179	98,265,179	—	—
Industrials	90,232,065	90,232,065	—	—
Information technology	26,872,682	26,872,682	—	—
Materials	68,854,779	66,844,292	2,010,487	—
Telecommunication services	5,881,058	5,881,058	—	—
Utilities	47,156,527	47,156,527	—	—
Convertible bonds	2,873,798	—	2,873,798	—
Securities lending collateral	27,529,497	27,529,497	—	—
Short-term investments	56,964,467	56,964,467	—	—
Total investments in securities	$874,357,217	$861,304,351	$13,052,866	—

Mutual Shares Trust
Common stocks
Consumer discretionary	$66,735,740	$56,196,693	$10,539,047	—
Consumer staples	58,516,970	42,545,092	15,971,878	—
Energy	42,182,607	27,487,588	14,695,019	—
Financials	129,700,098	117,855,567	11,844,531	—
Health care	71,452,329	71,452,329	—	—
Industrials	23,590,397	16,023,565	7,566,832	—
Information technology	72,824,386	64,115,256	8,709,130	—
Materials	25,445,576	17,245,873	8,199,703	—
Telecommunication services	11,843,022	—	11,843,022	—
Utilities	3,608,039	3,608,039	—	—
Corporate bonds	14,679,762	—	14,679,762	—
Term loans	20,438,129	—	20,438,129	—
Municipal bonds	1,779,141	—	1,779,141	—
Preferred securities	3,924,914	—	3,924,914	—
Securities lending collateral	830,938	830,938	—	—
Short-term investments	27,498,866	—	27,498,866	—
Total investments in securities	$575,050,914	$417,360,940	$157,689,974	—
Other financial instruments:
Forward foreign currency contracts	($548,392)	—	($548,392)	—

Real Estate Securities Trust
Common stocks
Financials	$387,252,959	$387,244,295	—	$8,664
Information technology	3,786,886	3,786,886	—	—
Short-term investments	1,053,000	—	$1,053,000	—
Total investments in securities	$392,092,845	$391,031,181	$1,053,000	$8,664

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Trust
Common stocks
Consumer discretionary	$71,919,926	$71,850,228	—	$69,698
Financials	3,628,981	3,628,981	—	—
Health care	15,119,149	14,258,080	$861,069	—
Industrials	7,449,019	3,954,094	3,494,925	—
Information technology	382,734,733	346,164,173	28,524,906	8,045,654
Telecommunication services	15,755,001	5,005,207	10,749,794	—
Preferred securities	3,036,985	—	—	3,036,985
Securities lending collateral	22,332,430	22,332,430	—	—
Short-term investments	7,410,342	6,301,342	1,109,000	—
Total investments in securities	$529,386,566	$473,494,535	$44,739,694	$11,152,337

Small Cap Growth Trust
Common stocks
Consumer discretionary	$78,555,419	$75,012,042	$3,543,377	—
Consumer staples	7,043,956	5,742,041	1,301,915	—
Energy	8,767,150	8,767,150	—	—
Financials	45,810,104	45,810,104	—	—
Health care	114,431,035	114,431,035	—	—
Industrials	72,233,723	72,233,723	—	—
Information technology	123,652,482	121,692,099	809,423	$1,150,960
Materials	24,580,387	24,580,387	—	—
Preferred securities	14,820,764	—	—	14,820,764
Securities lending collateral	47,747,825	47,747,825	—	—
Short-term investments	10,700,000	—	10,700,000	—
Total investments in securities	$548,342,845	$516,016,406	$16,354,715	$15,971,724

Small Cap Index Trust
Common stocks
Consumer discretionary	$64,523,698	$64,523,698	—	—
Consumer staples	13,914,444	13,914,444	—	—
Energy	17,180,033	17,180,033	—	—
Financials	107,710,188	107,710,188	—	—
Health care	71,911,931	71,891,641	—	$20,290
Industrials	57,612,503	57,612,503	—	—
Information technology	76,302,833	76,302,833	—	—
Materials	17,783,516	17,783,516	—	—
Telecommunication services	3,901,036	3,865,192	—	35,844
Utilities	14,469,565	14,469,565	—	—
Warrants	522	—	$522	—
Securities lending collateral	31,864,098	31,864,098	—	—
Short-term investments	19,545,000	—	19,545,000	—
Total investments in securities	$496,719,367	$477,117,711	$19,545,522	$56,134
Other financial instruments:
Futures	($176,740)	($176,740)	—	—

Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$35,688,139	$35,688,139	—	—
Consumer staples	6,729,464	6,729,464	—	—
Energy	14,700,117	14,700,117	—	—
Financials	65,233,736	65,233,735	—	$1
Health care	28,243,596	28,233,730	—	9,866
Industrials	46,815,967	46,815,967	—	—
Information technology	40,637,024	40,637,024	—	—
Materials	17,785,327	17,785,327	—	—
Telecommunication services	3,434,733	3,414,439	—	20,294
Utilities	1,840,348	1,840,348	—	—
Securities lending collateral	10,079,468	10,079,468	—	—
Short-term investments	2,004,333	2,004,333	—	—
Total investments in securities	$273,192,252	$273,162,091	—	$30,161

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Value Trust
Common stocks
Consumer discretionary	$62,532,059	$62,532,059	—	—
Consumer staples	38,535,267	21,172,270	$17,362,997	—
Energy	48,684,977	48,684,977	—	—
Financials	142,873,205	142,873,205	—	—
Health care	90,757,436	90,757,436	—	—
Industrials	191,482,048	191,146,390	335,658	—
Information technology	69,337,680	69,337,680	—	—
Materials	41,621,710	41,621,710	—	—
Utilities	20,932,237	20,932,237	—	—
Securities lending collateral	808,484	808,484	—	—
Short-term investments	18,300,000	—	18,300,000	—
Total investments in securities	$725,865,103	$689,866,448	$35,998,655	—

Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,347,574,474	$923,373,190	$424,201,284	—
Consumer staples	959,695,242	600,289,906	359,405,336	—
Energy	686,620,896	513,545,405	173,075,491	—
Financials	2,127,245,020	1,255,149,643	872,027,340	$68,037
Health care	1,421,834,660	1,046,879,486	374,935,895	19,279
Industrials	1,182,969,309	763,835,998	419,133,311	—
Information technology	1,514,388,990	1,356,684,913	157,704,077	—
Materials	499,965,400	253,335,547	246,629,853	—
Telecommunication services	301,174,039	138,605,890	162,526,153	41,996
Utilities	334,157,354	213,839,253	120,318,101	—
Preferred securities	19,190,946	—	19,190,946	—
Rights	123,019	106,872	16,147	—
Warrants	114,638	114,638	—	—
Securities lending collateral	84,115,103	84,115,103	—	—
Short-term investments	293,360,000	—	293,360,000	—
Total investments in securities	$10,772,529,090	$7,149,875,844	$3,622,523,934	$129,312
Other financial instruments:
Futures	($7,401,974)	($7,401,974)	—	—

Total Stock Market Index Trust
Common stocks
Consumer discretionary	$80,849,469	$80,846,444	$2,970	$55
Consumer staples	50,789,362	50,788,393	—	969
Energy	49,123,222	49,122,975	—	247
Financials	105,626,152	105,626,145	—	7
Health care	81,410,995	81,406,637	—	4,358
Industrials	60,521,429	60,521,429	—	—
Information technology	110,502,553	110,502,548	—	5
Materials	19,480,238	19,480,186	—	52
Telecommunication services	12,216,334	12,211,203	—	5,131
Utilities	15,815,776	15,815,776	—	—
Corporate bonds	2,758	—	2,758	—
Warrants	313	306	7	—
Securities lending collateral	8,940,545	8,940,545	—	—
Short-term investments	18,997,000	—	18,997,000	—
Total investments in securities	$614,276,146	$595,262,587	$19,002,735	$10,824
Other financial instruments:
Futures	($290,107)	($290,107)	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust
Common stocks
Consumer discretionary	$36,210,559	$31,766,588	$4,443,971	—
Energy	78,157,448	78,157,448	—	—
Financials	6,465,184	6,465,184	—	—
Telecommunication services	54,874,445	16,653,399	35,740,186	$2,480,860
Utilities	237,171,857	186,921,439	50,250,418	—
Preferred securities	37,316,776	37,316,776	—	—
Securities lending collateral	12,152,822	12,152,822	—	—
Short-term investments	653,000	—	653,000	—
Total investments in securities	$463,002,091	$369,433,656	$91,087,575	$2,480,860
Other financial instruments:
Forward foreign currency contracts	($1,461,778)	—	($1,461,778)	—

Value Trust
Common stocks
Consumer discretionary	$82,588,193	$82,588,193	—	—
Consumer staples	19,186,129	19,186,129	—	—
Energy	41,681,300	29,572,659	$12,108,641	—
Financials	182,779,450	182,779,450	—	—
Health care	67,550,826	67,550,826	—	—
Industrials	119,073,030	119,073,030	—	—
Information technology	84,867,457	84,867,457	—	—
Materials	35,902,957	35,902,957	—	—
Telecommunication services	14,338,091	14,338,091	—	—
Utilities	16,996,381	16,996,381	—	—
Short-term investments	9,388,002	9,388,002	—	—
Total investments in securities	$674,351,816	$662,243,175	$12,108,641	—

For International Equity Index Trust B securities with market value of approximately $10,695,359 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

For Utilities Trust, Emerging Markets Value Trust and International Growth Stock Trust, securities with market value of approximately $11,059,149, $36,511,775 and $11,229,612, respectively, at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-14	$146,454	$11,673,170	$11,819,624
Realized gain (loss)	—	362,878	362,878
Change in unrealized appreciation (depreciation)	40,216	2,055,310	2,095,528
Purchases	40,141	2,463,343	2,503,484
Sales	—	(1,325,583)	(1,325,583)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-15	$226,811	$15,229,120	$15,455,931
Change in unrealized at period end*	$40,216	$2,419,947	$2,460,163

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Equity Income Trust
Common Stock
Balance as of 12-31-14	$18,706,542
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	544,731
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-15	$19,251,273
Change in unrealized at period end*	$544,731

Financial Industries Trust
Financials
Balance as of 12-31-14	$3,239,103
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	633,092
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-15	$3,872,195
Change in unrealized at period end*	$633,092

Mid Cap Stock Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-14	$1,075,287	$64,047,479	$65,122,766
Realized gain (loss)	—	2,517,995	2,517,995
Change in unrealized appreciation (depreciation)	286,165	10,401,452	10,687,617
Purchases	290,613	11,291,593	11,582,206
Sales	—	(6,199,688)	(6,199,688)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(3,124,022)	(3,124,022)
Balance as of 6-30-15	$1,652,065	$78,934,809	$80,586,874
Change in unrealized at period end*	$286,165	$10,401,452	$10,687,617

Science & Technology Trust
	Consumer Discretionary	Information Technology	Total
Balance as of 12-31-14	$377,484	$10,231,421	$10,608,905
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	113,275	258,930	372,205
depreciation)	—	—	—
Purchases	171,227	—	171,227
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-15	$661,986	$10,490,351	$11,152,337
Change in unrealized at period end*	$113,275	$258,931	$372,206

Small Cap Growth Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-14	$558,902	$11,854,779	$12,413,681
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	592,058	1,322,449	1,914,507
Purchases	—	3,472,486	3,472,486
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(1,828,950)	(1,828,950)
Balance as of 6-30-15	$1,150,960	$14,820,764	$15,971,724
Change in unrealized at period end*	$592,058.00	$1,322,449	$1,914,507

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below.

Alpha Opportunities Trust	Fair Value at 6-30-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$102,670	Market Approach	EV to revenue multiple	2.86x
			Discount for lack of marketability	10%

	$124,141	Market Approach	Prior / recent transactions	$11.49 – $32.89 (weighted average $25.97)
	$226,811

Preferred Securities	$3,647,459	Market Approach	EV to revenue multiple	1.36x – 21.50x (weighted average 8.10x)
			Discount for lack of marketability	7.5% – 25% (weighted average 11.9%)

	$184,748	Market Approach	Midpoint IPO range	$15.00
			Discount for lack of marketablility	10%

	$325,039	Market Approach	Pending transaction	$5.39
			Discount for lack of marketability	20%

	$635,472	Market Approach	EV to revenue multiple	5.13x
			WACC	15%

	$10,436,402	Market Approach	Prior / recent transactions	$3.30 – $44.41 (weighted average $33.67)
	$15,229,120

Total	$15,455,931

Equity Income Trust	Fair Value at 6-30-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$19,251,273	Market Approach	Prior / recent transactions	$13.75
			Interest rate	5.75%

Financial Industries Trust	Fair Value at 6-30-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$3,872,195	Market Approach	Pending transaction	$7,855.50
			Discount for lack of marketability	1.95%
			Deal closing risk discount	2.5%

Mid Cap Stock Trust	Fair Value at 6-30-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$762,928	Market Approach	EV to revenue multiple	2.86x
			Discount for lack of marketability	10%

	$889,137	Market Approach	Prior / recent transactions	$11.49 – $32.89 (weighted average $25.89)
	$1,652,065

Preferred Securities	$4,543,437	Market Approach	EV to revenue multiple	1.85x
			Discount for lack of marketability	17.5%
			Allocated using OPM — Volatility	40%

	$20,164,092	Market Approach	EV to revenue multiple	1.36x – 21.50x (weighted average 7.99x)
			Discount for lack of marketability	7.5% – 25% (weighted average 12.4%)

	$2,931,792	Market Approach	EV to revenue multiple	5.13x
			WACC	15%

	$1,374,179	Market Approach	Midpoint IPO range	$15.00
			Discount for lack of marketablility	10%

	$2,333,816	Market Approach	Pending transaction	$5.39
			Discount for lack of marketability	20%

	$47,587,493	Market Approach	Prior / recent transactions	$3.30 – $44.41 (weighted average $31.30)
	$78,934,809
Total	$80,586,874

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Science & Technology Trust	Fair Value at 6-30-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$1,097,086	Market Approach	EV to revenue multiple	11.42x – 16.08x (weighted average 11.98x)
			Discount for lack of marketability	10% – 17.5% (weighted average 16.6%)
	$69,698	Market Approach	Prior / recent transactions	$142.24
	$6,948,568	Market Approach	Prior / recent transactions	$13.75
	$8,115,352		Interest rate	5.75%

Preferred Securities	$1,747,815	Market Approach	EV to revenue multiple	16.08x
			Discount for lack of marketability	10%
	$1,289,170	Market Approach	Prior / recent transactions	$32.83 – $142.24 (weighted average $83.10)
	$3,036,985
Total	$11,152,337

Small Cap Growth Trust	Fair Value at 6-30-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$1,150,960	Market Approach	EV to revenue multiple	4.57x
			Probability weighted expected price	$2.25
			Implied discount rate at time of purchase	37%
Preferred Securities	$4,058,526	Market Approach	EV to revenue multiple	6.47x – 12.31x (weighted average 9.74x)
			Discount for lack of marketability	7.5% – 10% (weighted average 8.6%)
	$1,721,058	Market Approach	EV to revenue multiple	5.13x
			WACC	15%
	$1,812,526	Market Approach	EV to revenue multiple	4.57x
			Probability weighted expected price	$2.25
			Implied discount rate at time of purchase	37%
	$7,228,654	Market Approach	Prior / recent transactions	$3.80 – $32.83 (weighted average $18.95)
	$14,820,764
Total	$15,971,724

A change to unobservable inputs of the fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Prior/recent transactions	Increase	Decrease
Yield spread	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Probability—weighted expected price	Increase	Decrease
Discounts for lack of marketability	Decrease	Increase
Implied discount rate at time of purchase	Decrease	Increase
Weighted Average Cost of Capital (WACC)	Decrease	Increase
Interest rate	Increase	Decrease
Midpoint IPO range	Increase	Increase
Pending transaction	Increase	Decrease
Deal Closing Risk Discount	Decrease	Increase
Allocated using Options Pricing Method (OPM)—Volatility	Variable	Variable

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans).  The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolios’ income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts.  Certain portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolio will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating net asset value and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the portfolios is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios, custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, during the six months ended June 30, 2015 the portfolios and other affiliated funds had an agreement with Citibank N.A. that enabled them to participate in a $300 million unsecured committed line of credit. Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Commitment fees for the six months ended June 30, 2015 were as follows:

Portfolio	Commitment Fee
500 Index Trust B	$780
All Cap Core Trust	293
Alpha Opportunities Trust	376
American Asset Allocation Trust	536
American Global Growth Trust	275
American Growth Trust	418
American Growth-Income Trust	458
American International Trust	344
American New World Trust	244
Blue Chip Growth Trust	547
Capital Appreciation Trust	418
Capital Appreciation Value Trust	291
Core Strategy Trust	925
Emerging Markets Value Trust	400
Equity Income Trust	588
Financial Industries Trust	261
Franklin Templeton Founding Allocation Trust	467
Fundamental All Cap Core Trust	514
Fundamental Large Cap Value Trust	434
Global Trust	346
Health Sciences Trust	282
International Core Trust	371
International Equity Index Trust B	348
International Growth Trust	324
International Small Company Trust	250
International Value Trust	436
Lifestyle Aggressive PS Series	235
Lifestyle Balanced PS Series	396
Lifestyle Conservative PS Series	262
Lifestyle Growth PS Series	538
Lifestyle Moderate PS Series	286
Mid Cap Index Trust	376
Mid Cap Stock Trust	387
Mid Value Trust	395
Mutual Shares Trust	346
Real Estate Securities Trust	300
Science & Technology Trust	311
Small Cap Growth Trust	322
Small Cap Index Trust	306
Small Cap Opportunities Trust	281
Small Cap Value Trust	358
Small Company Growth Trust	255
Small Company Value Trust	297
Strategic Equity Allocation Trust	2,154
Total Stock Market Index Trust	329
U.S. Equity Trust	384
Utilities Trust	320
Value Trust	344

For the six months ended June 30, 2015, the portfolios had no borrowings under either line of credit.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class.

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2014, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2014:

	TAX BASIS CAPITAL LOSS CARRYFORWARDS				NO EXPIRATION DATE
PORTFOLIO	2015	2016	2017	2018	SHORT TERM	LONG TERM
All Cap Core Trust	—	$11,505,409	$212,244,607	—	—	—
American International Trust	—	—	3,108,508	$6,927,959	—	$60,595,990
Emerging Markets Value Trust	—	—	—	—	—	11,691,543
Franklin Templeton Founding Allocation Trust	—	—	35,829,837	43,590,851	—	42,859,001
Fundamental Large Cap Value Trust	—	9,264,064	188,786,900	—	—	—
Global Trust	—	117,946,970	8,409,554	12,321,700	$7,783,241	26,232,913
International Core Trust	—	—	28,179,504	20,744,500	—	—
International Equity Index Trust B	—	—	623,557	1,514,111	—	—
International Growth Stock Trust	$75,015,016	143,999,317	—	—	—	—
International Small Company Trust	—	185,579,361	157,081,665	6,569,935	—	—
International Value Trust	—	81,377,718	268,676,893	—	—	—
Real Estate Securities Trust	—	297,804,639	189,638,704	—	—	—
U.S. Equity Trust	—	—	31,393,463	—	—	—

As of December 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on June 30, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust B	$2,172,955,661	$1,439,907,714	($42,737,249)	$1,397,170,465
All Cap Core Trust	331,290,178	24,466,852	(6,153,666)	18,313,186
Alpha Opportunities Trust	699,659,192	77,804,975	(32,772,888)	45,032,087
American Asset Allocation Trust	1,152,691,953	466,243,702	—	466,243,702
American Global Growth Trust	241,824,529	8,140,407	—	8,140,407
American Growth Trust	816,227,932	181,676,813	—	181,676,813
American Growth-Income Trust	952,859,131	235,036,661	—	235,036,661
American International Trust	522,496,678	67,517,213	—	67,517,213
American New World Trust	87,132,517	—	(12,914,627)	(12,914,627)
Blue Chip Growth Trust	1,065,906,142	702,077,656	(11,931,192)	690,146,464
Capital Appreciation Trust	701,784,586	331,158,476	(8,742,404)	322,416,072
Capital Appreciation Value Trust	337,995,315	38,255,032	(3,691,905)	34,563,127
Core Strategy Trust	3,671,718,822	222,853,129	(19,265,569)	203,587,560
Emerging Markets Value Trust	899,507,763	155,128,561	(218,582,389)	(63,453,828)
Equity Income Trust	1,366,055,292	587,992,852	(73,734,605)	514,258,247
Financial Industries Trust	160,853,856	17,136,157	(3,522,885)	13,613,272
Franklin Templeton Founding Allocation Trust	967,530,742	224,438,808	—	224,438,808
Fundamental All Cap Core Trust	1,318,809,685	395,546,741	(23,255,614)	372,291,127
Fundamental Large Cap Value Trust	1,551,055,757	206,849,309	(57,222,568)	149,626,741
Global Trust	618,290,340	119,886,167	(62,021,525)	57,864,642
Health Sciences Trust	275,821,401	140,594,706	(1,875,439)	138,719,267
International Core Trust	686,765,805	41,245,203	(62,769,055)	(21,523,852)
International Equity Index Trust B	537,871,121	182,584,122	(58,770,307)	123,813,815
International Growth Stock Trust	397,343,797	72,788,117	(18,263,206)	54,524,911
International Small Company Trust	110,871,117	29,031,421	(21,915,852)	7,115,569
International Value Trust	963,552,501	117,214,219	(107,620,647)	9,593,572
Lifestyle Aggressive PS Series	22,431,627	886,769	(92,914)	793,855
Lifestyle Balanced PS Series	986,754,846	26,353,029	—	26,353,029
Lifestyle Conservative PS Series	191,468,269	1,452,497	—	1,452,497
Lifestyle Growth PS Series	1,977,606,841	68,842,433	—	68,842,433
Lifestyle Moderate PS Series	329,132,745	7,148,966	—	7,148,966
Mid Cap Index Trust	640,125,713	317,403,121	(23,663,403)	293,739,718
Mid Cap Stock Trust	798,326,689	153,460,683	(30,864,891)	122,595,792
Mid Value Trust	750,210,168	160,925,354	(36,778,305)	124,147,049
Mutual Shares Trust	469,847,189	130,256,266	(25,052,541)	105,203,725
Real Estate Securities Trust	417,263,002	2,893,659	(28,063,816)	(25,170,157)
Science and Technology Trust	485,974,601	65,674,311	(22,262,346)	43,411,965
Small Cap Growth Trust	483,246,646	84,363,239	(19,267,040)	65,096,199
Small Cap Index Trust	365,877,959	150,719,739	(19,878,331)	130,841,408
Small Cap Opportunities Trust	231,806,411	55,893,009	(14,507,168)	41,385,841
Small Cap Value Trust	528,915,057	207,146,313	(10,196,267)	196,950,046
Small Company Growth Trust	98,972,666	34,582,847	(2,943,968)	31,638,879
Small Company Value Trust	247,383,402	104,258,981	(9,147,837)	95,111,144
Strategic Equity Allocation Trust	8,472,831,360	2,623,400,252	(323,702,522)	2,299,697,730
Total Stock Market Index Trust	376,254,949	259,294,938	(21,273,741)	238,021,197
U.S. Equity Trust	694,220,740	103,023,029	(23,605,419)	79,417,610
Utilities Trust	456,585,408	36,875,343	(30,458,660)	6,416,683
Value Trust	557,537,261	135,606,265	(18,791,710)	116,814,555

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, wash sale loss deferrals, derivative transactions, partnerships, amortization and accretion on debt securities, real estate investment trusts, other loss deferrals, and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to a portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by a portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. A portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between a portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2015, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2015.

500 Index Trust B

The portfolio used futures contracts to gain exposure to certain securities and substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $66.3 million to $125.0 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
500 Index Trust B	S&P 500 Index Futures	129	Long	Sep 2015	$67,197,235	$66,254,400	($942,835)
							($942,835)

All Cap Core Trust

The portfolio used futures contracts to substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $2.3 million to $5.7 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Index Futures	2	Long	Sep 2015	$253,562	$250,080	($3,482)
	S&P 500 Index E-Mini Futures	20	Long	Sep 2015	2,104,443	2,054,400	(50,043)
							($53,525)

Capital Appreciation Value Trust

The portfolio used futures contracts to gain exposure to certain securities markets, and as a substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging up to $5.9 million, as measured at each quarter end. There were no open futures contracts at June 30, 2015.

DERIVATIVE INSTRUMENTS, CONTINUED

International Equity Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets, and as a substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $15.0 million to $18.7 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
International Equity Index Trust B	Mini MSCI Emerging Markets Index Future	50	Long	Sep 2015	$5,822,476	$5,804,370	($18,106)
	Mini MSCI EAFE Index Future	50	Long	Sep 2015	10,439,034	10,178,700	(260,334)
	MSCI Taiwan Index Future	100	Long	Jul 2015	2,713,585	2,704,170	(9,415)
							($287,855)

Mid Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets, and as a substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $22.0 million to $36.9 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Mid Cap Index Trust	S&P Mid 400 Index E-Mini Futures	147	Long	Sep 2015	$22,409,616	$22,022,070	($387,546)
							($387,546)

Small Cap Index Trust

The portfolio used futures contracts to manage against anticipated changes in the securities markets, as a substitute for securities purchased, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $13.1 million to $20.9 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Small Cap Index Trust	Russell 2000 Mini Index Futures	167	Long	Sep 2015	$21,058,420	$20,881,680	($176,740)
							($176,740)

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities markets, and as a substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $348.3 million to $396.2 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Trust	Mini MSCI EAFE Index Futures	1,387	Long	Sep 2015	$130,599,061	$127,187,900	($3,411,161)
	Russell 2000 Mini Index Futures	81	Long	Sep 2015	10,304,444	10,128,240	(176,204)
	S&P 500 Index Futures	358	Long	Sep 2015	187,185,160	183,868,800	(3,316,360)
	S&P Mid 400 Index E-Mini Futures	181	Long	Sep 2015	27,613,859	27,115,610	(498,249)
							($7,401,974)

Total Stock Market Index Trust

The portfolio used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $20.8 million to $38.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Stock Market Index Trust	Russell 2000 Mini Index Futures	24	Long	Sep 2015	$3,024,826	$3,000,960	($23,866)
	S&P 500 Index Futures	32	Long	Sep 2015	16,675,975	16,435,200	(240,775)
	S&P Mid 400 Index E-Mini Futures	9	Long	Sep 2015	1,373,756	1,348,290	(25,466)
							($290,107)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

DERIVATIVE INSTRUMENTS, CONTINUED

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2015, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2015.

Alpha Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rates. During the six months ended June 30, 2015 the portfolio held forward foreign currency contracts with USD notional values ranging up to approximately $5.3 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Opportunities Trust
	USD 5,307,105	JPY 657,476,000	Goldman Sachs International	9/16/2015	—	($70,354)	($70,354)
					—	($70,354)	($70,354)

Capital Appreciation Value Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended June 30, 2015 the portfolio held forward foreign currency contracts with USD notional values ranging up to approximately $1.0 million, as measured at each quarter end. There were no open forward foreign currency contracts as of June 30, 2015.

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2015 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $83.6 million to $100.9 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mutual Shares Trust
	EUR 96,847	USD 107,962	Bank of America, N.A.	7/20/2015	$34	—	$34
	EUR 38,799	USD 43,245	Credit Suisse International	7/20/2015	21	—	21
	EUR 96,848	USD 107,939	Deutsche Bank AG London	7/20/2015	58	—	58
	EUR 1,342,894	USD 1,499,922	State Street Bank and Trust Company	7/20/2015	—	($2,443)	(2,443)
	GBP 4,124,212	USD 6,359,822	Bank of America, N.A.	8/19/2015	118,173	—	118,173
	GBP 602,435	USD 911,201	Credit Suisse International	8/19/2015	35,058	—	35,058
	GBP 104,281	USD 163,883	Deutsche Bank AG London	8/19/2015	—	(86)	(86)
	GBP 619,160	USD 932,033	HSBC Bank PLC	8/19/2015	40,496	—	40,496
	GBP 1,343,085	USD 2,055,040	State Street Bank and Trust Company	8/19/2015	54,573	—	54,573
	KRW 714,743,914	USD 657,437	Bank of America, N.A.	8/12/2015	—	(17,266)	(17,266)
	KRW 284,940,253	USD 259,343	Credit Suisse International	8/12/2015	—	(4,132)	(4,132)
	KRW 700,994,420	USD 641,135	HSBC Bank PLC	8/12/2015	—	(13,279)	(13,279)
	USD 2,296,165	EUR 2,066,281	Bank of America, N.A.	7/20/2015	—	(7,973)	(7,973)
	USD 134,301	EUR 119,355	Barclays Bank PLC Wholesale	7/20/2015	1,206	—	1,206
	USD 2,087,416	EUR 1,873,708	Credit Suisse International	7/20/2015	—	(1,982)	(1,982)
	USD 4,335,466	EUR 3,813,922	Deutsche Bank AG London	7/20/2015	82,512	—	82,512
	USD 3,003,318	EUR 2,690,828	HSBC Bank PLC	7/20/2015	2,740	—	2,740
	USD 4,829,753	EUR 4,233,719	State Street Bank and Trust Company	7/20/2015	108,674	—	108,674
	USD 6,679,100	EUR 5,861,680	Bank of America, N.A.	11/18/2015	130,116	—	130,116
	USD 407,752	EUR 367,355	Credit Suisse International	11/18/2015	—	(2,677)	(2,677)
	USD 4,997,738	EUR 4,419,493	Deutsche Bank AG London	11/18/2015	60,043	—	60,043
	USD 4,027,494	EUR 3,541,635	HSBC Bank PLC	11/18/2015	70,591	—	70,591
	USD 952,680	EUR 851,084	State Street Bank and Trust Company	11/18/2015	1,802	—	1,802
	USD 17,935,638	GBP 11,738,048	Bank of America, N.A.	8/19/2015	—	(501,588)	(501,588)
	USD 12,159,082	GBP 7,946,583	Credit Suisse International	8/19/2015	—	(322,800)	(322,800)
	USD 1,359,292	GBP 895,785	Deutsche Bank AG London	8/19/2015	—	(47,738)	(47,738)
	USD 12,347,271	GBP 8,067,403	HSBC Bank PLC	8/19/2015	—	(324,387)	(324,387)
	USD 931,404	GBP 616,909	State Street Bank and Trust Company	8/19/2015	—	(37,590)	(37,590)
	USD 2,164,593	KRW 2,405,465,283	Bank of America, N.A.	8/12/2015	10,103	—	10,103
	USD 2,445,390	KRW 2,719,436,028	Credit Suisse International	8/12/2015	9,690	—	9,690
	USD 4,116,392	KRW 4,585,124,520	HSBC Bank PLC	8/12/2015	9,659	—	9,659
					$735,549	($1,283,941)	($548,392)

DERIVATIVE INSTRUMENTS, CONTINUED

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended June 30, 2015 the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $58.9 million to $69.9 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Utilities Trust
	EUR 380,177	USD 424,208	Barclays Bank PLC Wholesale	7/10/2015	—	($321)	($321)
	EUR 299,982	USD 333,755	Credit Suisse International	7/10/2015	$718	—	718
	EUR 1,898,719	USD 2,121,027	Deutsche Bank AG London	7/10/2015	—	(4,004)	(4,004)
	EUR 2,350,028	USD 2,619,103	Goldman Sachs International	7/10/2015	1,118	—	1,118
	EUR 1,750,647	USD 1,961,836	JPMorgan Chase Bank N.A.	7/10/2015	—	(9,911)	(9,911)
	EUR 730,076	USD 821,841	Merrill Lynch International	7/10/2015	—	(7,825)	(7,825)
	EUR 1,578,264	USD 1,724,334	Morgan Stanley Capital Services, Inc.	7/10/2015	35,389	—	35,389
	EUR 104,575	USD 116,514	UBS AG	7/10/2015	84	—	84
	GBP 765,015	USD 1,170,961	Barclays Bank PLC Wholesale	7/10/2015	31,000	—	31,000
	GBP 174,166	USD 261,496	Citibank N.A.	7/10/2015	12,147	—	12,147
	GBP 378,024	USD 581,310	Deutsche Bank AG London	7/10/2015	12,625	—	12,625
	GBP 84,150	USD 128,460	Goldman Sachs International	7/10/2015	3,755	—	3,755
	GBP 225,739	USD 346,034	JPMorgan Chase Bank N.A.	7/10/2015	8,640	—	8,640
	GBP 137,786	USD 211,046	Merrill Lynch International	7/10/2015	5,438	—	5,438
	GBP 404,564	USD 631,868	UBS AG	7/10/2015	3,766	—	3,766
	USD 2,550,484	EUR 2,344,238	Citibank N.A.	7/10/2015	—	(63,279)	(63,279)
	USD 1,481,273	EUR 1,306,214	Credit Suisse International	7/10/2015	24,879	—	24,879
	USD 5,393,072	EUR 4,976,227	Deutsche Bank AG London	7/10/2015	—	(155,290)	(155,290)
	USD 12,006,824	EUR 11,026,039	Goldman Sachs International	7/10/2015	—	(286,919)	(286,919)
	USD 19,915,076	EUR 18,396,706	JPMorgan Chase Bank N.A.	7/10/2015	—	(596,767)	(596,767)
	USD 1,462,167	EUR 1,343,918	Merrill Lynch International	7/10/2015	—	(36,266)	(36,266)
	USD 954,218	EUR 889,541	Morgan Stanley Capital Services, Inc.	7/10/2015	—	(37,596)	(37,596)
	USD 4,689,878	EUR 4,160,182	Deutsche Bank AG London	9/17/2015	46,908	—	46,908
	USD 3,981,088	GBP 2,676,694	Barclays Bank PLC Wholesale	7/10/2015	—	(224,426)	(224,426)
	USD 25,752	GBP 17,224	Goldman Sachs International	7/10/2015	—	(1,309)	(1,309)
	USD 3,981,182	GBP 2,676,694	Merrill Lynch International	7/10/2015	—	(224,332)	(224,332)
					$186,467	($1,648,245)	($1,461,778)

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

The following tables summarize the range of market values of purchased options held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used purchased options during the six months ended June 30, 2015, as measured at each quarter end.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alpha Opportunities Trust
Outstanding, beginning of period	17	$5,838
Options written	—	—
Options closed	—	—
Options exercised	—	—
Options expired	(17)	($5,838)
Outstanding, end of period	—	—

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Trust
Outstanding, beginning of period	4,978	$1,158,922
Options written	1,558	389,469
Options closed	(1,715)	(430,444)
Options exercised	(2,035)	(416,442)
Options expired	(596)	(189,635)
Outstanding, end of period	2,190	$511,870
Health Sciences Trust
Outstanding, beginning of period	119	$86,611
Options written	266	157,072
Option closed	(87)	(54,203)
Options exercised	(70)	(38,881)
Options expired	(165)	(95,258)
Outstanding, end of period	63	$55,341

Capital Appreciation Value Trust

The portfolio used written options to manage against changes in securities and to gain exposure to certain securities.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS (OTC)
Citigroup Global Markets	Altria Group, Inc.	$55.00	Jan 2016	256	$32,030	($15,616)
Citigroup Global Markets	American Tower Corp.	105.00	Jan 2016	18	6,449	(2,385)
Citigroup Global Markets	American Tower Corp.	115.00	Jan 2016	35	9,249	(1,138)
Citigroup Global Markets	American Tower Corp.	110.00	Jan 2016	30	7,140	(1,950)
Citigroup Global Markets	Comcast, Corp.	70.00	Jan 2016	62	7,541	(3,472)
Citigroup Global Markets	Comcast, Corp.	65.00	Jan 2016	94	11,092	(14,758)
Morgan Stanley Company, Inc.	CVS Health Corp.	90.00	Jan 2016	66	16,687	(106,590)
Morgan Stanley Company, Inc.	CVS Health Corp.	95.00	Jan 2016	66	10,097	(78,210)
Citigroup Global Markets	CVS Health Corp.	110.00	Jan 2016	91	21,995	(27,209)
Citigroup Global Markets	Google, Inc.	588.38	Jan 2016	22	52,401	(23,870)
Citigroup Global Markets	Google, Inc.	590.00	Jan 2016	8	21,711	(12,640)
Morgan Stanley Company, Inc.	Lowes Companies, Inc.	60.00	Jan 2016	166	32,672	(143,590)
Morgan Stanley Company, Inc.	Lowes Companies, Inc.	75.00	Jan 2016	58	7,136	(7,569)
Citigroup Global Markets	Mondelez International, Inc.	45.00	Jan 2016	95	8,103	(9,120)
Citigroup Global Markets	Pentair, Inc.	70.00	Nov 2015	10	2,480	(3,700)
Morgan Stanley Company, Inc.	PepsiCo. Inc.	100.00	Jan 2016	99	24,860	(14,900)
Morgan Stanley Company, Inc.	PepsiCo. Inc.	105.00	Jan 2016	57	11,678	(3,848)
Morgan Stanley Company, Inc.	PepsiCo. Inc.	110.00	Jan 2016	94	15,708	(2,867)
Citigroup Global Markets	Pfizer, Inc.	30.00	Jan 2016	364	67,055	(139,230)
Citigroup Global Markets	The Boeing Company	140.00	Jan 2016	7	3,232	(4,918)
Citigroup Global Markets	Time Warner Cable	180.00	Jan 2016	10	7,535	(8,150)
Citigroup Global Markets	Thermo Fisher Scientific, Inc.	150.00	Jan 2016	70	23,793	(11,200)
Citigroup Global Markets	Unitedhealth Group, Inc.	100.00	Jan 2016	52	24,079	(125,450)
Citigroup Global Markets	Unitedhealth Group, Inc.	105.00	Jan 2016	52	16,466	(104,650)
Citigroup Global Markets	Visa, Inc.	70.00	Jan 2016	88	28,949	(25,080)
Citigroup Global Markets	Visa, Inc.	75.00	Jan 2016	84	15,499	(11,172)
Citigroup Global Markets	Visa, Inc.	75.00	Jan 2016	136	26,233	(18,086)
				2,190	$511,870	($921,368)

Health Sciences Trust

The portfolio used written options to manage against changes in securities market and to gain exposure to certain securities.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	CALLS
	Bluebird Bio, Inc.	$240.00	Nov 2015	22	$24,157	($8,030)
	Chimerix, Inc.	50.00	Aug 2015	12	1,704	(2,130)
	Humana, Inc.	220.00	Nov 2015	19	17,043	(3,753)
	Receptos, Inc.	250.00	Sep 2015	10	12,437	(9,500)
				63	$55,341	($23,413)

DERIVATIVE INSTRUMENTS, CONTINUED

Fair value of derivative instruments by risk category

The tables below summarize the fair value of derivatives held by the portfolios at June 30, 2015 by risk category:

Portfolio	Risk	Statement of assets and liabilities location	Financial instruments location	Asset Derivative Fair Value	Liability Derivatives Fair Value
500 Index Trust B	Equity	Receivable/payable for futures	Futures†	—	($942,835)
				—	($942,835)
All Cap Core Trust	Equity	Receivable/payable for futures	Futures†	—	($53,525)
				—	($53,525)
Capital Appreciation Value Trust	Equity	Written options, at value	Written Options	—	($921,368)
				—	($921,368)
Health Sciences Trust	Equity	Written options, at value	Written Options	—	($23,413)
				—	($23,413)
International Equity Index Trust B	Equity	Receivable/payable for futures	Futures†	—	($287,855)
				—	($287,855)
Mid Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($387,546)
				—	($387,546)
Mutual Shares Trust	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$735,549	($1,283,941)
				$735,549	($1,283,941)
Small Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($176,740)
				—	($176,740)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures	Futures†	—	($7,401,974)
				—	($7,401,974)
Total Stock Market Index Trust	Equity	Receivable/payable for futures	Futures†	—	($290,107)
				—	($290,107)
Utilities Trust	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$186,467	($1,648,245)
				$186,467	($1,648,245)

†	Reflects cumulative appreciation/depreciation on futures as disclosed on Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The tables below summarize the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2015:

	Statement of operations location — Net Realized Gain (Loss) on:
Portfolio		Written options	Futures Contracts	Foreign Currency Tranactions*	Total
500 Index Trust B	Equity	—	$7,316,010	—	$7,316,010
		—	$7,316,010	—	$7,316,010
All Cap Core Trust	Equity	—	$276,164	—	$276,164
		—	$276,164	—	$276,164
Alpha Opportunities Trust	Equity	$5,838	—	—	$5,838
		$5,838	—	—	$5,838
Capital Appreciation Value Trust	Equity	$159,554	$1,099,289	$107,397	$1,366,240
		$159,554	$1,099,289	$107,397	$1,366,240
Health Sciences Trust	Equity	($201,513)	—	—	($201,513)
		($201,513)	—	—	($201,513)
International Equity Index Trust B	Equity	—	$788,762	—	$788,762
		—	$788,762	—	$788,762
Mid Cap Index Trust	Equity	—	$3,498,239	—	$3,498,239
		—	$3,498,239	—	$3,498,239
Mutual Shares Trust	Foreign exchange	—	—	$6,203,050	$6,203,050
		—	—	$6,203,050	$6,203,050
Small Cap Index Trust	Equity	—	$1,201,128	—	$1,201,128
		—	$1,201,128	—	$1,201,128
Strategic Equity Allocation Trust	Equity	—	$17,833,653	—	$17,833,653
		—	$17,833,653	—	$17,833,653
Total Stock Market Index Trust	Equity	—	$1,691,632	—	$1,691,632
		—	$1,691,632	—	$1,691,632
Utilities Trust	Foreign exchange	—	—	$7,242,454	$7,242,454
		—	—	$7,242,454	$7,242,454

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

DERIVATIVE INSTRUMENTS, CONTINUED

The tables below summarize the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2015:

	Statement of operations location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Written options	Futures contracts	Translation of assets and liabilities in foreign currencies*	Total
500 Index Trust	Equity	—	($2,366,822)	—	($2,366,822)
		—	($2,366,822)	—	($2,366,822)
All Cap Core Trust	Equity	—	($182,185)	—	($182,185)
		—	($182,185)	—	($182,185)
Alpha Opportunities Trust	Equity	($4,478)	—	—	($4,478)
		($4,478)	—	—	($4,478)
Capital Appreciation Value Trust	Equity	$1,042,153	($170,968)	—	$871,185
	Foreign currency	—	—	($4,683)	($4,683)
		$1,042,153	($170,968)	($4,683)	$866,502
Health Sciences Trust	Equity	($38,692)	—	—	($38,692)
		($38,692)	—	—	($38,692)
International Equity Index Trust B	Equity	—	($376,556)	—	($376,556)
		—	($376,556)	—	($376,556)
Mid Cap Index Trust	Equity	—	($1,199,711)	—	($1,199,711)
		—	($1,199,711)	—	($1,199,711)
Mutual Shares Trust	Foreign currency	—	—	($4,974,290)	($4,974,290)
		—	—	($4,974,290)	($4,974,290)
Small Cap Index Trust	Equity	—	($599,943)	—	($599,943)
		—	($599,943)	—	($599,943)
Strategic Equity Allocation Trust	Equity	—	($7,138,019)	—	($7,138,019)
		—	($7,138,019)	—	($7,138,019)
Total Stock Market Index Trust	Equity	—	($756,278)	—	($756,278)
		—	($756,278)	—	($756,278)
Utilities Trust	Foreign currency	—	—	($3,548,276)	($3,548,276)
				($3,548,276)	($3,548,276)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. Including the portfolios risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II funds are advised by John Hancock Advisers, LLC and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	All Cap Core Trust — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Blue Chip Growth Trust and Equity Income Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Strategy Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) and b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust, John Hancock Funds II (JHF II) and

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% on the first $500 million of aggregate net assets and b) 0.490% of the excess over $500 million in aggregate net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of aggregate net assets between $500 million and $750 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust and JHF III International Core Fund. The advisory fees paid are as follows: a) 0.920% of the first $100 million of aggregate net assets; b) 0.895% of aggregate net assets between $100 million and $1 billion; c) 0.880% of aggregate net assets between $1 billion and $2 billion; d) 0.850% of aggregate net assets between $2 billion and $3 billion; e) 0.825% of aggregate net assets between $3 billion and $4 billion; and f) 0.800% of aggregate net assets in excess over $4 billion.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust — 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. When aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B, and b) a fee on net assets not invested in affiliated funds (Other assets). The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 0.950% of the excess over $50 million of aggregate net assets.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of average net assets; and b) 0.920% of the excess over $750 million of average net assets. When average net assets exceed $750 million, the advisory fee is 0.92% on all net assets.

•	Real Estate Securities Trust — 0.700% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.100% of the first $100 million of aggregate net assets; and b) 1.050% of aggregate net assets between $100 million and $500 million; and c) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of the portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.000% of aggregate net assets.

•	Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion and d) 0.600% of the excess over $10 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	U.S. Equity Trust — a) 0.780% of the first $500 million of aggregate net assets; b) 0.760% of aggregate net assets between $500 million and $1 billion; and c) 0.740% of the excess over $1 billion of aggregate net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of aggregate net assets; b) 0.800% of aggregate net assets between $600 million and $900 million; c) 0.775% of aggregate net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of aggregate net assets.

•	Value Trust — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Emerging Markets Value Trust	Dimensional Fund Advisors LP
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Core Trust	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Equity Trust
International Growth Stock Trust	Invesco Advisers, Inc.
Small Company Growth Trust
Value Trust
Capital Appreciation Trust	Jennison Associates LLC
Core Strategy Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John
Lifestyle Aggressive PS Series	Hancock Asset Management a division of Manulife Asset Management (North America)
Lifestyle Balanced PS Series	Limited[1,2,3]
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
Financial Industries Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Franklin Templeton Founding Allocation Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America)
Mid Cap Index Trust	Limited[1,2]
Small Cap Index Trust
Total Stock Market Index Trust
Utilities Trust	Massachusetts Financial Services Company
All Cap Core Trust	QS Investors, LLC
International Equity Index Trust B	SSGA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Alpha Opportunities Trust	Wellington Management Company LLP
Mid Cap Stock Trust
Small Cap Growth Trust
Small Cap Value Trust

1	An affiliate of the Advisor.

2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

plans of the portfolios dealing with services for shareholders and others with beneficial interests in shares of the portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
All Cap Core Trust	0.20%
Alpha Opportunities Trust	0.20%
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
American New World Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Core Strategy Trust	0.10%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Franklin Templeton Founding Allocation Trust	0.10%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Trust	0.25%
Health Sciences Trust	0.20%
International Core Trust	0.25%
International Growth Stock Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Growth Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Growth Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
U.S. Equity Trust	0.20%
Utilities Trust	0.20%
Value Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock complex, (the participating portfolios including certain of the portfolios presented in this report). The waiver is based upon the aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2015, the waiver amounted to 0.01% of the portfolios’ average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its advisory fee for 500 Index Trust B and International Equity Index Trust B in an amount so that annual operating expenses do not exceed its total annual portfolio operating expenses after reimbursement. The waiver excludes taxes, short dividends, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to reimburse expenses for the Lifestyle PS Series so that certain other expenses do not exceed 0.04% of average annual net assets of the Lifestyle PS Series. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnifications expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2016, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has contractually agreed to waive its advisory fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

For the six months ended June 30, 2015, the waivers under these agreements amounted to:

EXPENSE REIMBURSEMENT BY CLASS

Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust B	$2,373,554	$67,734	—	$1,841,157	$4,282,445
All Cap Core Trust	3,156	268	—	9,961	13,385
Alpha Opportunities Trust	146	—	—	142,988	143,134
American Asset Allocation Trust	8,785	49,958	$5,882	—	64,625
American Global Growth Trust	3,787	87,407	15,114	—	106,308
American Growth Trust	4,732	30,832	4,097	—	39,661
American Growth-Income Trust	10,297	27,742	9,626	—	47,665
American International Trust	3,675	18,099	1,935	—	23,709
American New World Trust	766	2,020	69	—	2,855
Blue Chip Growth Trust	60,763	26,143	—	250,091	336,997
Capital Appreciation Trust	7,687	2,844	—	29,238	39,769
Capital Appreciation Value Trust	1,006	67,480	—	7,305	75,791
Emerging Markets Value Trust	119	1	—	32,513	32,633
Equity Income Trust	59,684	31,358	—	275,688	366,730
Financial Industries Trust	4,974	832	—	855	6,661
Fundamental All Cap Core Trust	6,221	2,248	—	56,468	64,937
Fundamental Large Cap Value Trust	23,674	10,002	—	34,034	67,710
Global Trust	14,995	5,058	—	39,316	59,369
Health Sciences Trust	40,972	30,455	—	30,853	102,280
International Core Trust	1,746	717	—	25,895	28,358
International Equity Index Trust B	363,408	26,147	—	418,610	808,165
International Growth Stock Trust	97	858	—	18,294	19,249
International Small Company Trust	1,456	844	—	1,968	4,268
International Value Trust	3,742	2,938	—	33,615	40,295
Lifestyle Aggressive PS Series	2,653	20,421	—	836	23,910
Lifestyle Balanced PS Series	735	23,731	—	834	25,300
Lifestyle Conservative PS Series	467	11,641	—	29	12,137
Lifestyle Growth PS Series	1,001	49,141	—	399	50,541
Lifestyle Moderate PS Series	212	8,198	—	100	8,510
Mid Cap Index Trust	381,995	38,910	—	60,277	481,182
Mid Cap Stock Trust	7,360	3,922	—	21,587	32,869
Mid Value Trust	92,234	19,824	—	126,641	238,699
Mutual Shares Trust	7,643	—	—	16,000	23,643
Real Estate Securities Trust	3,867	2,485	—	11,010	17,362
Science & Technology Trust	92,385	10,072	—	5,445	107,902
Small Cap Growth Trust	4,479	1,423	—	13,430	19,332
Small Cap Index Trust	88,579	14,455	—	27,684	130,718
Small Cap Opportunities Trust	53,921	22,143	—	57,960	134,024
Small Cap Value Trust	13,494	1,530	—	12,648	27,672
Small Company Growth Trust	—	—	—	5,041	5,041
Small Company Value Trust	21,331	17,539	—	66,793	105,663
Strategic Equity Allocation Trust	—	—	—	7,573,904	7,573,904
Total Stock Market Index Trust	18,379	1,571	—	3,739	23,689
U.S. Equity Trust	5,228	292	—	25,485	31,005
Utilities Trust	16,353	838	—	1,534	18,725
Value Trust	23,356	1,234	—	1,255	25,845

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the six months ended June 30, 2015, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
500 Index Trust B	0.22%
All Cap Core Trust	0.76%
Alpha Opportunities Trust	0.93%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Blue Chip Growth Trust	0.74%
Capital Appreciation Trust	0.69%
Capital Appreciation Value Trust	0.77%
Core Strategy Trust	0.04%
Emerging Markets Value Trust	0.94%
Equity Income Trust	0.74%
Financial Industries Trust	0.75%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.62%
Global Trust	0.79%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Annual Effective Rate
Health Sciences Trust	0.90%
International Core Trust	0.88%
International Equity Index Trust B	0.37%
International Growth Stock Trust	0.87%
International Small Company Trust	0.94%
International Value Trust	0.79%
Lifestyle Aggressive PS Series	0.00%
Lifestyle Balanced PS Series	0.04%
Lifestyle Conservative PS Series	0.03%
Lifestyle Growth PS Series	0.04%
Lifestyle Moderate PS Series	0.04%
Mid Cap Index Trust	0.37%
Mid Cap Stock Trust	0.82%
Mid Value Trust	0.90%
Mutual Shares Trust	0.95%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.97%
Small Cap Growth Trust	1.03%
Small Cap Index Trust	0.43%
Small Cap Opportunities Trust	0.90%
Small Cap Value Trust	1.03%
Small Company Growth Trust	0.99%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.47%
U.S. Equity Trust	0.75%
Utilities Trust	0.82%
Value Trust	0.68%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2015 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

For all portfolios except American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees. For American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

The distributor has voluntarily agreed to reduce its Rule 12b-1 fee for Series I, Series II and Series III of The American Global Growth Trust so that total operating expenses do not exceed 0.55%, 0.70% and 0.20% of average annual net assets. This waiver excludes interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This waiver may be terminated at any time by the Distributor.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other portfolios advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. Any open loans at period end are presented under the caption Payable for interfund lending in the portfolios’ Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in other expenses on the Statements of operations. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
JHVIT Small Cap Index Trust	Borrower	$13,461,976	1	0.46%	($172)
JHVIT 500 Index Trust B	Lender	$95,432,377	4	0.47%	$4,931
JHVIT Mid Cap Index Trust	Lender	$30,932,446	1	0.46%	$395
JHVIT Mutual Shares Trust	Lender	$22,500,000	1	0.46%	$288
JHVIT Strategic Equity Allocation Trust	Lender	$60,942,281	5	0.46%	$3,918
JHVIT Total Stock Market Index Trust	Lender	$23,682,424	3	0.47%	$918

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios shares for the six months ended June 30, 2015 and for the year ended December 31, 2014 were as follows:

500 Index Trust B	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,271,304	$136,371,363	7,222,435	$177,842,601
Distributions reinvested	—	—	2,076,968	52,690,059
Repurchased	(1,747,414)	(45,665,028)	(3,845,629)	(93,736,423)
Net increase	3,523,890	$90,706,335	5,453,774	$136,796,237
Series II shares
Sold	141,082	$3,641,806	282,576	$7,041,397
Distributions reinvested	—	—	56,918	1,443,297
Repurchased	(162,273)	(4,251,990)	(398,136)	(9,579,019)
Net decrease	(21,191)	($610,184)	(58,642)	($1,094,325)
Series NAV shares
Sold	965,554	$24,916,250	2,203,501	$53,760,276
Distributions reinvested	—	—	1,782,457	45,214,636
Repurchased	(2,380,678)	(62,166,661)	(4,272,892)	(104,251,507)
Net decrease	(1,415,124)	($37,250,411)	(286,934)	($5,276,595)
Total net increase	2,087,575	$52,845,740	5,108,198	$130,425,317

All Cap Core Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	60,796	$1,743,138	47,457	$1,239,617
Distributions reinvested	—	—	28,195	762,795
Repurchased	(211,222)	(6,008,795)	(558,302)	(14,494,255)
Net decrease	(150,426)	($4,265,657)	(482,650)	($12,491,843)
Series II shares
Sold	35,908	$1,017,231	39,681	$1,041,773
Distributions reinvested	—	—	1,962	52,866
Repurchased	(40,134)	(1,144,139)	(155,037)	(3,961,330)
Net decrease	(4,226)	($126,908)	(113,394)	($2,866,691)
Series NAV shares
Sold	28,386	$813,528	640,674	$16,312,997
Distributions reinvested	—	—	98,711	2,672,112
Repurchased	(995,701)	(28,383,806)	(2,400,910)	(63,844,439)
Net decrease	(967,315)	($27,570,278)	(1,661,525)	($44,859,330)
Total net decrease	(1,121,967)	($31,962,843)	(2,257,569)	($60,217,864)

Alpha Opportunities Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,245	$17,590	13,442	$210,037
Distributions reinvested	—	—	13,641	183,781
Repurchased	(1,598)	(22,415)	(25,214)	(405,561)
Net increase (decrease)	(353)	($4,825)	1,869	($11,743)
Series NAV shares
Sold	41,382	$588,218	849,501	$11,022,103
Distributions reinvested	—	—	13,825,679	186,553,939
Repurchased	(5,753,612)	(81,262,579)	(13,783,863)	(213,729,260)
Net increase (decrease)	(5,712,230)	($80,674,361)	891,317	($16,153,218)
Total net increase (decrease)	(5,712,583)	($80,679,186)	893,186	($16,164,961)

American Asset Allocation Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	611,313	$9,809,930	1,132,119	$17,797,284
Distributions reinvested	—	—	214,872	3,414,337
Repurchased	(847,010)	(13,430,290)	(1,435,526)	(22,307,057)
Net decrease	(235,697)	($3,620,360)	(88,535)	($1,095,436)
Series II shares
Sold	16,416	$262,157	22,146	$343,065
Distributions reinvested	—	—	1,129,048	17,940,641
Repurchased	(5,212,610)	(83,501,231)	(11,307,462)	(175,745,775)
Net decrease	(5,196,194)	($83,239,074)	(10,156,268)	($157,462,069)
Series III shares
Sold	14,215	$221,379	10,607	$162,841
Distributions reinvested	—	—	180,002	2,858,454
Repurchased	(629,635)	(10,055,712)	(1,674,698)	(26,221,216)
Net decrease	(615,420)	($9,834,333)	(1,484,089)	($23,199,921)
Total net decrease	(6,047,311)	($96,693,767)	(11,728,892)	($181,757,426)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Global Growth Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	188,111	$3,186,743	176,655	$2,744,931
Distributions reinvested	—	—	3,792	60,857
Repurchased	(41,520)	(677,837)	(39,212)	(615,500)
Net increase	146,591	$2,508,906	141,235	$2,190,288
Series II shares
Sold	201,236	$3,411,611	245,411	$3,810,084
Distributions reinvested	—	—	84,687	1,356,687
Repurchased	(963,310)	(16,168,124)	(2,412,128)	(37,805,287)
Net decrease	(762,074)	($12,756,513)	(2,082,030)	($32,638,516)
Series III shares
Sold	385	$6,607	86,178	$1,344,454
Distributions reinvested	—	—	25,676	411,080
Repurchased	(266,110)	(4,501,236)	(401,830)	(6,308,329)
Net decrease	(265,725)	($4,494,629)	(289,976)	($4,552,795)
Total net decrease	(881,208)	($14,742,236)	(2,230,771)	($35,001,023)

American Growth Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	190,649	$4,820,802	438,648	$10,233,369
Distributions reinvested	—	—	39,434	960,173
Repurchased	(153,623)	(3,848,129)	(491,696)	(11,460,553)
Net increase (decrease)	37,026	$972,673	(13,614)	($267,011)
Series II shares
Sold	69,277	$1,760,418	190,467	$4,259,363
Distributions reinvested	—	—	225,440	5,471,050
Repurchased	(3,156,937)	(78,932,178)	(7,998,923)	(184,268,604)
Net decrease	(3,087,660)	($77,171,760)	(7,583,016)	($174,538,191)
Series III shares
Sold	26	$654	52,106	$1,170,195
Distributions reinvested	—	—	50,858	1,234,291
Repurchased	(427,358)	(10,744,829)	(873,809)	(20,296,067)
Net decrease	(427,332)	($10,744,175)	(770,845)	($17,891,581)
Total net decrease	(3,477,966)	($86,943,262)	(8,367,475)	($192,696,783)

American Growth-Income Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,918	$2,143,279	226,737	$5,352,098
Distributions reinvested	—	—	97,374	2,368,042
Repurchased	(699,475)	(17,270,184)	(1,471,785)	(33,806,201)
Net decrease	(611,557)	($15,126,905)	(1,147,674)	($26,086,061)
Series II shares
Sold	189,493	$4,613,322	—	—
Distributions reinvested	—	—	226,032	$5,487,779
Repurchased	(2,643,987)	(65,027,581)	(7,628,962)	(175,175,423)
Net decrease	(2,454,494)	($60,414,259)	(7,402,930)	($169,687,644)
Series III shares
Sold	43,080	$1,049,429	25,759	$572,429
Distributions reinvested	—	—	127,228	3,089,035
Repurchased	(893,124)	(22,070,945)	(2,247,431)	(52,098,989)
Net decrease	(850,044)	($21,021,516)	(2,094,444)	($48,437,525)
Total net decrease	(3,916,095)	($96,562,680)	(10,645,048)	($244,211,230)

American International Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	323,969	$6,260,061	670,745	$12,761,780
Distributions reinvested	—	—	50,670	944,629
Repurchased	(192,229)	(3,763,941)	(726,288)	(13,888,402)
Net increase (decrease)	131,740	$2,496,120	(4,873)	($181,993)
Series II shares
Sold	39,037	$777,642	1,436,668	$26,972,764
Distributions reinvested	—	—	221,396	4,123,118
Repurchased	(2,412,761)	(46,900,955)	(5,261,531)	(100,823,171)
Net decrease	(2,373,724)	($46,123,313)	(3,603,467)	($69,727,289)
Series III shares
Sold	—	—	166,492	$3,131,332
Distributions reinvested	—	—	36,983	687,217
Repurchased	(240,183)	(4,668,723)	(379,096)	(7,298,860)
Net decrease	(240,183)	($4,668,723)	(175,621)	($3,480,311)
Total net decrease	(2,482,167)	($48,295,916)	(3,783,961)	($73,389,593)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American New World Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	395,113	$5,355,472	335,349	$4,847,195
Distributions reinvested	—	—	37,967	552,970
Repurchased	(48,413)	(662,288)	(139,728)	(2,017,530)
Net increase	346,700	$4,693,184	233,588	$3,382,635
Series II shares
Sold	102,371	$1,409,019	576,089	$8,498,238
Distributions reinvested	—	—	125,517	1,838,601
Repurchased	(378,036)	(5,157,491)	(1,002,480)	(14,883,589)
Net decrease	(275,665)	($3,748,472)	(300,874)	($4,546,750)
Series III shares
Sold	329	$4,473	7,125	$100,945
Distributions reinvested	—	—	4,969	71,711
Repurchased	(12,817)	(175,328)	(18,312)	(269,578)
Net decrease	(12,488)	($170,855)	(6,218)	($96,922)
Total net increase (decrease)	58,547	$773,857	(73,504)	($1,261,037)

Blue Chip Growth Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,119	$1,787,664	124,911	$4,310,000
Distributions reinvested	—	—	355,567	12,537,282
Repurchased	(537,514)	(20,339,583)	(1,584,176)	(54,908,533)
Net decrease	(490,395)	($18,551,919)	(1,103,698)	($38,061,251)
Series II shares
Sold	151,189	$5,644,982	258,120	$9,001,003
Distributions reinvested	—	—	153,292	5,349,879
Repurchased	(245,685)	(9,240,766)	(1,083,999)	(36,840,420)
Net decrease	(94,496)	($3,595,784)	(672,587)	($22,489,538)
Series NAV shares
Sold	69,910	$2,696,062	491,533	$16,838,679
Distributions reinvested	—	—	1,512,635	53,290,139
Repurchased	(2,761,134)	(104,338,590)	(8,377,415)	(293,202,330)
Net decrease	(2,691,224)	($101,642,528)	(6,373,247)	($223,073,512)
Total net decrease	(3,276,115)	($123,790,231)	(8,149,532)	($283,624,301)

Capital Appreciation Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	125,443	$2,064,242	410,844	$6,406,947
Distributions reinvested	—	—	1,394,843	21,327,155
Repurchased	(953,033)	(15,442,534)	(2,128,370)	(33,547,256)
Net decrease	(827,590)	($13,378,292)	(322,683)	($5,813,154)
Series II shares
Sold	112,607	$1,805,050	524,208	$8,086,709
Distributions reinvested	—	—	522,529	7,864,061
Repurchased	(569,885)	(9,318,379)	(1,236,096)	(19,255,960)
Net decrease	(457,278)	($7,513,329)	(189,359)	($3,305,190)
Series NAV shares
Sold	99,324	$1,626,142	631,759	$9,547,779
Distributions reinvested	—	—	5,624,508	86,054,969
Repurchased	(5,491,709)	(90,274,397)	(10,766,987)	(171,916,603)
Net decrease	(5,392,385)	($88,648,255)	(4,510,720)	($76,313,855)
Total net decrease	(6,677,253)	($109,539,876)	(5,022,762)	($85,432,199)

Capital Appreciation Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	140,812	$1,792,603	397,768	$5,223,934
Distributions reinvested	—	—	42,075	524,946
Repurchased	(133,505)	(1,756,469)	(220,813)	(2,825,157)
Net increase	7,307	$36,134	219,030	$2,923,723
Series II shares
Sold	231,943	$3,017,318	396,839	$5,080,183
Distributions reinvested	—	—	3,307,471	41,127,355
Repurchased	(1,476,870)	(19,394,544)	(3,131,468)	(41,211,249)
Net increase (decrease)	(1,244,927)	($16,377,226)	572,842	$4,996,289
Series NAV shares
Sold	527,194	$6,921,106	602,627	$7,916,466
Distributions reinvested	—	—	299,264	3,731,532
Repurchased	(119,590)	(1,573,408)	(840,974)	(10,972,576)
Net increase	407,604	$5,347,698	60,917	$675,422
Total net increase (decrease)	(830,016)	($10,993,394)	852,789	$8,595,434

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Strategy Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	64,085	$982,163	348,560	$5,106,497
Distributions reinvested	—	—	245,524	3,715,799
Repurchased	(615,053)	(9,422,179)	(1,358,493)	(20,318,783)
Net decrease	(550,968)	($8,440,016)	(764,409)	($11,496,487)
Series II shares
Sold	1,811,422	$28,003,566	1,162,377	$17,428,740
Distributions reinvested	—	—	6,195,871	94,078,293
Repurchased	(10,995,242)	(168,775,766)	(25,314,361)	(378,186,275)
Net decrease	(9,183,820)	($140,772,200)	(17,956,113)	($266,679,242)
Series NAV shares
Sold	378,318	$5,823,441	1,881,849	$28,201,418
Distributions reinvested	—	—	288,443	4,367,958
Repurchased	(548,653)	(8,272,519)	(758,403)	(11,284,219)
Net increase (decrease)	(170,335)	($2,449,078)	1,411,889	$21,285,157
Total net decrease	(9,905,123)	($151,661,294)	(17,308,633)	($256,890,572)

Emerging Markets Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,135	$241,315	52,220	$511,792
Distributions reinvested	—	—	19,143	197,907
Repurchased	(21,437)	(196,989)	(182,639)	(1,830,222)
Net increase (decrease)	4,698	$44,326	(111,276)	($1,120,523)
Series II shares
Sold	10,549	$100,000	—	—
Net increase	10,549	$100,000	—	—
Series NAV shares
Sold	1,038,733	$9,414,058	1,683,054	$16,690,233
Distributions reinvested	—	—	4,693,034	48,329,248
Repurchased	(2,536,094)	(24,645,922)	(22,589,476)	(234,439,571)
Net decrease	(1,497,361)	($15,231,864)	(16,213,388)	($169,420,090)
Total net decrease	(1,482,114)	($15,087,538)	(16,324,664)	($170,540,613)

Equity Income Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,258	$99,688	123,201	$2,431,015
Distributions reinvested	—	—	1,785,132	34,292,422
Repurchased	(1,117,247)	(21,405,306)	(2,463,663)	(48,592,204)
Net decrease	(1,111,989)	($21,305,618)	(555,330)	($11,868,767)
Series II shares
Sold	62,029	$1,173,801	156,849	$3,015,780
Distributions reinvested	—	—	936,119	17,912,511
Repurchased	(764,657)	(14,622,769)	(1,861,914)	(36,729,698)
Net decrease	(702,628)	($13,448,968)	(768,946)	($15,801,407)
Series NAV shares
Sold	300,357	$5,760,715	2,064,167	$39,963,832
Distributions reinvested	—	—	8,385,830	160,587,602
Repurchased	(4,223,752)	(81,088,025)	(12,345,128)	(243,649,071)
Net decrease	(3,923,395)	($75,327,310)	(1,895,131)	($43,097,637)
Total net decrease	(5,738,012)	($110,081,896)	(3,219,407)	($70,767,811)

Financial Industries Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	442,004	$7,750,466	578,497	$9,279,479
Distributions reinvested	—	—	54,932	929,939
Repurchased	(553,718)	(9,418,514)	(1,286,782)	(20,784,747)
Net decrease	(111,714)	($1,668,048)	(653,353)	($10,575,329)
Series II shares
Sold	78,750	$1,345,853	82,055	$1,324,557
Distributions reinvested	—	—	7,057	118,812
Repurchased	(190,143)	(3,248,347)	(454,742)	(7,258,034)
Net decrease	(111,393)	($1,902,494)	(365,630)	($5,814,665)
Series NAV shares
Sold	119,968	$2,078,527	100,448	$1,600,686
Distributions reinvested	—	—	9,765	165,036
Repurchased	(83,921)	(1,434,964)	(317,575)	(5,119,300)
Net increase (decrease)	36,047	$643,563	(207,362)	($3,353,578)
Total net decrease	(187,060)	($2,926,979)	(1,226,345)	($19,743,572)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Franklin Templeton Founding Allocation Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,076	$14,417	17,891	$241,695
Distributions reinvested	—	—	109,557	1,442,911
Repurchased	(153,624)	(2,043,103)	(638,133)	(8,665,136)
Net decrease	(152,548)	($2,028,686)	(510,685)	($6,980,530)
Series II shares
Sold	74,807	$1,023,362	69,886	$951,688
Distributions reinvested	—	—	2,658,344	35,064,750
Repurchased	(6,006,563)	(80,033,887)	(12,888,357)	(174,184,960)
Net decrease	(5,931,756)	($79,010,525)	(10,160,127)	($138,168,522)
Series NAV shares
Sold	322,413	$4,272,345	990,494	$13,307,151
Distributions reinvested	—	—	105,246	1,385,075
Repurchased	(33,814)	(448,773)	(144,558)	(1,953,481)
Net increase	288,599	$3,823,572	951,182	$12,738,745
Total net decrease	(5,795,705)	($77,215,639)	(9,719,630)	($132,410,307)

Fundamental All Cap Core Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	432,106	$10,048,697	507,409	$10,960,928
Distributions reinvested	—	—	27,312	614,028
Repurchased	(437,626)	(10,274,413)	(1,341,313)	(28,304,887)
Net decrease	(5,520)	($225,716)	(806,592)	($16,729,931)
Series II shares
Sold	91,794	$2,144,732	47,151	$1,007,550
Distributions reinvested	—	—	5,687	127,287
Repurchased	(325,573)	(7,592,356)	(776,432)	(16,364,898)
Net decrease	(233,779)	($5,447,624)	(723,594)	($15,230,061)
Series NAV shares
Sold	151,844	$3,682,399	94,990	$2,079,215
Distributions reinvested	—	—	282,372	6,373,977
Repurchased	(2,427,661)	(56,730,208)	(5,588,159)	(118,984,445)
Net decrease	(2,275,817)	($53,047,809)	(5,210,797)	($110,531,253)
Total net decrease	(2,515,116)	($58,721,149)	(6,740,983)	($142,491,245)

Fundamental Large Cap Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,155	$4,208,543	1,594,681	$26,621,328
Issued in reorganization (Note 12)	—	—	19,028,843	333,235,593
Distributions reinvested	—	—	203,410	3,598,169
Repurchased	(2,051,468)	(36,519,917)	(2,519,265)	(42,241,027)
Net increase (decrease)	(1,814,313)	($32,311,374)	18,307,669	$321,214,063
Series II shares
Sold	76,626	$1,354,793	434,982	$7,363,703
Issued in reorganization (Note 12)	—	—	13,397,312	235,964,424
Distributions reinvested	—	—	56,566	1,008,439
Repurchased	(1,545,543)	(27,671,650)	(1,403,249)	(23,879,502)
Net increase (decrease)	(1,468,917)	($26,316,857)	12,485,611	$220,457,064
Series NAV shares
Sold	242,325	$4,246,194	9,290,013	$157,520,105
Issued in reorganization (Note 12)	—	—	1,248,859	21,881,868
Distributions reinvested	—	—	356,730	6,301,311
Repurchased	(4,480,086)	(80,797,079)	(8,204,611)	(140,108,533)
Net increase (decrease)	(4,237,761)	($76,550,885)	2,690,991	$45,594,751
Total net increase (decrease)	(7,520,991)	($135,179,116)	33,484,271	$587,265,878

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	19,608	$392,231	254,548	$5,147,049
Issued in reorganization	—	—	1,514,576	30,410,504
Distributions reinvested	—	—	177,392	3,583,673
Repurchased	(716,712)	(14,430,059)	(1,325,653)	(27,412,694)
Net increase (decrease)	(697,104)	($14,037,828)	620,863	$11,728,532
Series II shares
Sold	10,600	$213,251	82,890	$1,671,462
Issued in reorganization	—	—	1,879,157	37,550,993
Distributions reinvested	—	—	54,401	$1,093,238
Repurchased	(352,020)	(7,076,528)	(489,380)	(10,015,321)
Net increase (decrease)	(341,420)	($6,863,277)	1,527,068	$30,300,372
Series NAV shares
Sold	113,949	$2,257,546	191,861	$3,975,551
Issued in reorganization	—	—	2,347,755	47,108,888
Distributions reinvested	—	—	485,910	9,809,993
Repurchased	(1,872,272)	(37,920,817)	(1,779,064)	(36,990,513)
Net increase (decrease)	(1,758,323)	($35,663,271)	1,246,462	$23,903,919
Total net increase (decrease)	(2,796,847)	($56,564,376)	3,394,393	$65,932,823

Health Sciences Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	440,235	$16,681,842	889,195	$28,041,558
Distributions reinvested	—	—	498,565	15,121,472
Repurchased	(259,929)	(9,601,239)	(1,012,758)	(31,508,616)
Net increase	180,306	$7,080,603	375,002	$11,654,414
Series II shares
Sold	249,051	$9,026,585	456,818	$13,894,995
Distributions reinvested	—	—	433,116	12,655,648
Repurchased	(416,354)	(15,440,185)	(902,596)	(27,364,428)
Net decrease	(167,303)	($6,413,600)	(12,662)	($813,785)
Series NAV shares
Sold	347,689	$13,286,524	520,636	$16,464,404
Distributions reinvested	—	—	365,357	11,154,352
Repurchased	(221,600)	(8,570,213)	(403,798)	(12,710,064)
Net increase	126,089	$4,716,311	482,195	$14,908,692
Total net increase	139,092	$5,383,314	844,535	$25,749,321

International Core Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	316,792	$3,541,463	191,683	$2,234,411
Distributions reinvested	—	—	147,676	1,662,311
Repurchased	(283,287)	(3,123,022)	(538,033)	(6,320,709)
Net increase (decrease)	33,505	$418,441	(198,674)	($2,423,987)
Series II shares
Sold	189,801	$2,147,180	241,614	$2,871,984
Distributions reinvested	—	—	55,620	$632,003
Repurchased	(150,074)	($1,695,625)	(567,648)	($6,742,525)
Net increase (decrease)	39,727	$451,555	(270,414)	($3,238,538)
Series NAV shares
Sold	989,509	$11,100,173	3,517,732	$39,357,522
Distributions reinvested	—	—	2,359,645	26,468,363
Repurchased	(10,446,832)	(118,735,917)	(10,474,728)	(126,337,290)
Net decrease	(9,457,323)	($107,635,744)	(4,597,351)	($60,511,405)
Total net decrease	(9,384,091)	($106,765,748)	(5,066,439)	($66,173,930)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust B	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,054,416	$17,707,881	1,482,350	$25,393,711
Distributions reinvested	—	—	536,576	9,046,598
Repurchased	(620,417)	(10,220,358)	(1,621,065)	(27,697,419)
Net increase	433,999	$7,487,523	397,861	$6,742,890
Series II shares
Sold	32,467	$546,354	176,921	$3,078,904
Distributions reinvested	—	—	37,966	$641,177
Repurchased	(131,115)	($2,175,453)	(429,420)	($7,491,467)
Net decrease	(98,648)	($1,629,099)	(214,533)	($3,771,386)
Series NAV shares
Sold	762,076	$12,815,491	1,240,642	$20,990,607
Distributions reinvested	—	—	625,062	10,536,660
Repurchased	(459,094)	(7,636,387)	(3,322,765)	(57,846,115)
Net increase (decrease)	302,982	$5,179,104	(1,457,061)	($26,318,848)
Total net increase (decrease)	638,333	$11,037,528	(1,273,733)	($23,347,344)

International Growth Stock Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,459	$111,601	39,935	$693,115
Distributions reinvested	—	—	2,965	51,534
Repurchased	(8,773)	(152,352)	(83,051)	(1,435,724)
Net decrease	(2,314)	($40,751)	(40,151)	($691,075)
Series II shares
Sold	115,696	$2,028,526	178,842	$3,022,746
Distributions reinvested	—	—	20,973	$364,634
Repurchased	(100,034)	($1,734,339)	(283,137)	($4,828,041)
Net increase (decrease)	15,662	$294,187	(83,322)	($1,440,661)
Series NAV shares
Sold	369,482	$6,575,645	512,703	$8,545,528
Distributions reinvested	—	—	539,388	9,358,932
Repurchased	(4,011,679)	(70,140,712)	(4,785,097)	(83,608,202)
Net decrease	(3,642,197)	($63,565,067)	(3,733,006)	($65,703,742)
Total net decrease	(3,628,849)	($63,311,631)	(3,856,479)	($67,835,478)

International Small Company Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	215,156	$2,780,862	272,295	$3,524,319
Distributions reinvested	—	—	44,486	561,048
Repurchased	(247,268)	(3,039,006)	(786,577)	(10,039,168)
Net decrease	(32,112)	($258,144)	(469,796)	($5,953,801)
Series II shares
Sold	158,950	$2,023,056	129,992	$1,616,179
Distributions reinvested	—	—	22,101	280,835
Repurchased	(164,535)	(2,041,400)	(536,946)	(6,762,710)
Net decrease	(5,585)	($18,344)	(384,853)	($4,865,696)
Series NAV shares
Sold	501,938	$6,082,444	1,789,815	$22,861,927
Distributions reinvested	—	—	57,041	718,046
Repurchased	(211,671)	(2,598,674)	(1,351,461)	(16,881,993)
Net increase	290,267	$3,483,770	495,395	$6,697,980
Total net increase (decrease)	252,570	$3,207,282	(359,254)	($4,121,517)

International Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,154	$1,185,177	213,725	$2,889,901
Distributions reinvested	—	—	228,918	3,065,848
Repurchased	(606,172)	(8,026,425)	(1,222,336)	(17,726,758)
Net decrease	(519,018)	($6,841,248)	(779,693)	($11,771,009)
Series II shares
Sold	181,812	$2,485,634	244,167	$3,199,104
Distributions reinvested	—	—	164,979	2,203,413
Repurchased	(542,662)	(7,219,945)	(1,428,906)	(20,684,096)
Net decrease	(360,850)	($4,734,311)	(1,019,760)	($15,281,579)
Series NAV shares
Sold	144,659	$1,990,370	4,267,812	$57,833,389
Distributions reinvested	—	—	2,152,902	28,619,112
Repurchased	(9,568,460)	(128,844,412)	(7,883,409)	(117,886,889)
Net decrease	(9,423,801)	($126,854,042)	(1,462,695)	($31,434,388)
Total net decrease	(10,303,669)	($138,429,601)	(3,262,148)	($58,486,976)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Aggressive PS Series	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	62,954	$841,422	287,436	$3,607,664
Distributions reinvested	—	—	9,699	125,605
Repurchased	(26,051)	(349,046)	(113,555)	(1,484,070)
Net increase	36,903	$492,376	183,580	$2,249,199
Series II shares
Sold	78,445	$1,026,542	1,826,831	$23,175,139
Distributions reinvested	—	—	69,761	904,104
Repurchased	(90,119)	(1,189,371)	(416,750)	(5,451,645)
Net increase (decrease)	(11,674)	($162,829)	1,479,842	$18,627,598
Series NAV shares
Sold	27,029	$350,439	40,471	$532,519
Distributions reinvested	—	—	2,418	31,313
Repurchased	(2,358)	(31,178)	(10,054)	(129,980)
Net increase	24,671	$319,261	32,835	$433,852
Total net increase	49,900	$648,808	1,696,257	$21,310,649

Lifestyle Balanced PS Series	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	182,807	$2,626,819	2,052,067	$28,981,085
Distributions reinvested	—	—	80,100	1,150,168
Repurchased	(165,253)	(2,391,098)	(145,484)	(2,105,351)
Net increase	17,554	$235,721	1,986,683	$28,025,902
Series II shares
Sold	2,253,252	$32,549,177	52,364,723	$739,247,998
Distributions reinvested	—	—	2,565,032	36,911,260
Repurchased	(2,024,905)	(29,375,090)	(4,607,172)	(66,409,684)
Net increase	228,347	$3,174,087	50,322,583	$709,749,574
Series NAV shares
Sold	477,990	$6,926,568	2,163,770	$30,755,466
Distributions reinvested	—	—	81,975	1,175,835
Repurchased	(58,164)	(847,041)	(128,561)	(1,841,863)
Net increase	419,826	$6,079,527	2,117,184	$30,089,438
Total net increase	665,727	$9,489,335	54,426,450	$767,864,914

Lifestyle Conservative PS Series	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	62,819	$853,764	810,552	$10,955,218
Distributions reinvested	—	—	24,851	334,044
Repurchased	(139,145)	(1,884,632)	(242,133)	(3,297,692)
Net increase (decrease)	(76,326)	($1,030,868)	593,270	$7,991,570
Series II shares
Sold	839,706	$11,352,626	12,370,374	$166,120,136
Distributions reinvested	—	—	565,340	7,607,263
Repurchased	(1,149,771)	(15,578,843)	(2,615,609)	(35,531,919)
Net increase (decrease)	(310,065)	($4,226,217)	10,320,105	$138,195,480
Series NAV shares
Sold	18,883	$255,094	18,226	$248,870
Distributions reinvested	—	—	981	13,158
Repurchased	(859)	(11,614)	(303)	(4,131)
Net increase	18,024	$243,480	18,904	$257,897
Total net increase (decrease)	(368,367)	($5,013,605)	10,932,279	$146,444,947

Lifestyle Growth PS Series	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	326,674	$4,956,016	2,397,096	$35,195,753
Distributions reinvested	—	—	90,001	1,355,921
Repurchased	(136,646)	(2,097,950)	(260,611)	(3,906,148)
Net increase	190,028	$2,858,066	2,226,486	$32,645,526
Series II shares
Sold	7,716,756	$116,642,810	106,255,386	$1,555,459,382
Distributions reinvested	—	—	4,265,196	64,297,694
Repurchased	(2,709,783)	(41,449,240)	(4,914,980)	(74,177,569)
Net increase	5,006,973	$75,193,570	105,605,602	$1,545,579,507
Series NAV shares
Sold	582,653	$8,891,766	801,080	$12,079,069
Distributions reinvested	—	—	25,126	377,578
Repurchased	(12,773)	(193,408)	(10,225)	(152,920)
Net increase	569,880	$8,698,358	815,981	$12,303,727
Total net increase	5,766,881	$86,749,994	108,648,069	$1,590,528,760

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Moderate PS Series	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,521	$1,335,774	636,447	$8,922,828
Distributions reinvested	—	—	26,279	371,159
Repurchased	(72,732)	(1,038,844)	(106,327)	(1,513,092)
Net increase	21,789	$296,930	556,399	$7,780,895
Series II shares
Sold	858,428	$12,152,086	17,726,576	$248,481,827
Distributions reinvested	—	—	1,047,418	14,824,642
Repurchased	(1,099,388)	(15,650,205)	(2,321,749)	(33,094,513)
Net increase (decrease)	(240,960)	($3,498,119)	16,452,245	$230,211,956
Series NAV shares
Sold	126,736	$1,801,040	218,338	$3,112,625
Distributions reinvested	—	—	8,238	115,904
Repurchased	(8,205)	(115,696)	(5,826)	(81,465)
Net increase	118,531	$1,685,344	220,750	$3,147,064
Total net increase (decrease)	(100,640)	($1,515,845)	17,229,394	$241,139,915

Mid Cap Index Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,450,450	$33,473,921	1,201,153	$26,598,245
Distributions reinvested	—	—	2,074,207	45,864,229
Repurchased	(903,652)	(20,926,630)	(2,930,176)	(64,480,449)
Net increase	546,798	$12,547,291	345,184	$7,982,025
Series II shares
Sold	104,926	$2,410,986	49,018	$1,100,454
Distributions reinvested	—	—	220,679	4,858,970
Repurchased	(208,658)	(4,818,428)	(858,192)	(18,843,088)
Net decrease	(103,732)	($2,407,442)	(588,495)	($12,883,664)
Series NAV shares
Sold	1,010,025	$23,843,200	804,983	$17,867,419
Distributions reinvested	—	—	299,483	6,625,100
Repurchased	(530,488)	(12,385,601)	(373,332)	(8,293,282)
Net increase	479,537	$11,457,599	731,134	$16,199,237
Total net increase	922,603	$21,597,448	487,823	$11,297,598

Mid Cap Stock Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	64,311	$1,257,452	53,656	$1,000,426
Distributions reinvested	—	—	1,961,030	35,710,362
Repurchased	(785,118)	(15,409,710)	(1,709,796)	(34,277,033)
Net increase (decrease)	(720,807)	($14,152,258)	304,890	$2,433,755
Series II shares
Sold	207,222	$3,852,030	182,930	$3,638,695
Distributions reinvested	—	—	1,125,825	19,825,782
Repurchased	(496,142)	(9,410,188)	(1,719,961)	(33,686,271)
Net decrease	(288,920)	($5,558,158)	(411,206)	($10,221,794)
Series NAV shares
Sold	84,503	$1,659,146	952,460	$20,272,222
Distributions reinvested	—	—	5,937,337	108,890,760
Repurchased	(2,982,469)	(59,035,487)	(5,966,535)	(119,952,022)
Net increase (decrease)	(2,897,966)	($57,376,341)	923,262	$9,210,960
Total net increase (decrease)	(3,907,693)	($77,086,757)	816,946	$1,422,921

Mid Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	123,929	$1,769,188	1,044,940	$14,996,153
Distributions reinvested	—	—	2,574,680	36,108,991
Repurchased	(2,027,650)	(29,213,269)	(3,573,134)	(50,367,033)
Net increase (decrease)	(1,903,721)	($27,444,081)	46,486	$738,111
Series II shares
Sold	17,455	$247,236	64,378	$935,273
Distributions reinvested	—	—	559,487	7,842,504
Repurchased	(554,153)	(7,979,808)	(1,335,010)	(18,997,467)
Net decrease	(536,698)	($7,732,572)	(711,145)	($10,219,690)
Series NAV shares
Sold	333,809	$4,754,255	1,059,755	$14,659,213
Distributions reinvested	—	—	3,538,015	49,440,321
Repurchased	(3,568,152)	(51,443,335)	(8,145,629)	(118,019,113)
Net decrease	(3,234,343)	($46,689,080)	(3,547,859)	($53,919,579)
Total net decrease	(5,674,762)	($81,865,733)	(4,212,518)	($63,401,158)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mutual Shares Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	12,726	$182,484	179,259	$2,527,888
Distributions reinvested	—	—	721,024	10,355,165
Repurchased	(1,090,208)	(15,770,291)	(2,583,914)	(36,818,415)
Net decrease	(1,077,482)	($15,587,807)	(1,683,631)	($23,935,362)
Series NAV shares
Sold	—	—	87,745	$1,225,594
Distributions reinvested	—	—	1,560,800	22,417,058
Repurchased	(2,169,592)	($31,361,310)	(6,253,731)	(88,576,689)
Net decrease	(2,169,592)	($31,361,310)	(4,605,186)	($64,934,037)
Total net decrease	(3,247,074)	($46,949,117)	(6,288,817)	($88,869,399)

Real Estate Securities Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	102,145	$1,864,775	407,720	$6,563,836
Distributions reinvested	—	—	89,769	1,538,681
Repurchased	(630,083)	(11,454,103)	(717,571)	(11,615,844)
Net decrease	(527,938)	($9,589,328)	(220,082)	($3,513,327)
Series II shares
Sold	202,696	$3,788,697	503,436	$8,210,416
Distributions reinvested	—	—	51,809	888,289
Repurchased	(583,200)	(10,633,491)	(1,070,038)	(17,384,442)
Net decrease	(380,504)	($6,844,794)	(514,793)	($8,285,737)
Series NAV shares
Sold	619,834	$11,299,351	706,632	$11,237,413
Distributions reinvested	—	—	255,219	4,350,257
Repurchased	(819,922)	(14,835,897)	(1,395,170)	(22,020,124)
Net decrease	(200,088)	($3,536,546)	(433,319)	($6,432,454)
Total net decrease	(1,108,530)	($19,970,668)	(1,168,194)	($18,231,518)

Science & Technology Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	514,965	$14,315,412	1,367,045	$35,559,245
Distributions reinvested	—	—	459,731	12,251,835
Repurchased	(743,517)	(20,885,329)	(1,471,527)	(37,698,390)
Net increase (decrease)	(228,552)	($6,569,917)	355,249	$10,112,690
Series II shares
Sold	76,188	$2,088,158	220,859	$5,662,298
Distributions reinvested	—	—	56,258	1,466,657
Repurchased	(242,786)	(6,701,988)	(495,368)	(12,425,505)
Net decrease	(166,598)	($4,613,830)	(218,251)	($5,296,550)
Series NAV shares
Sold	166,958	$4,707,582	277,670	$7,196,132
Distributions reinvested	—	—	22,919	614,004
Repurchased	(47,560)	(1,315,095)	(227,649)	(5,856,349)
Net increase	119,398	$3,392,487	72,940	$1,953,787
Total net increase (decrease)	(275,752)	($7,791,260)	209,938	$6,769,927

Small Cap Growth Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	455,681	$5,535,539	898,011	$11,104,023
Distributions reinvested	—	—	1,614,445	18,243,237
Repurchased	(1,030,414)	(12,235,944)	(2,417,756)	(29,645,446)
Net increase (decrease)	(574,733)	($6,700,405)	94,700	($298,186)
Series II shares
Sold	418,782	$4,929,706	371,015	$4,648,097
Distributions reinvested	—	—	556,044	6,099,799
Repurchased	(327,431)	(3,851,978)	(1,531,455)	(18,332,186)
Net increase (decrease)	91,351	$1,077,728	(604,396)	($7,584,290)
Series NAV shares
Sold	167,738	$2,044,980	723,648	$9,146,485
Distributions reinvested	—	—	4,940,154	56,218,951
Repurchased	(2,275,573)	(27,905,802)	(6,448,570)	(79,712,597)
Net decrease	(2,107,835)	($25,860,822)	(784,768)	($14,347,161)
Total net decrease	(2,591,217)	($31,483,499)	(1,294,464)	($22,229,637)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Index Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	701,825	$11,077,647	1,226,829	$18,780,461
Distributions reinvested	—	—	1,427,480	21,508,863
Repurchased	(888,959)	(14,024,805)	(3,070,518)	(46,820,509)
Net decrease	(187,134)	($2,947,158)	(416,209)	($6,531,185)
Series II shares
Sold	19,737	$307,690	64,086	$978,076
Distributions reinvested	—	—	244,750	3,668,164
Repurchased	(318,447)	(4,978,969)	(990,833)	(15,211,716)
Net decrease	(298,710)	($4,671,279)	(681,997)	($10,565,476)
Series NAV shares
Sold	674,071	$10,763,597	2,140,599	$32,969,447
Distributions reinvested	—	—	426,574	6,432,074
Repurchased	(420,103)	(6,551,856)	(1,256,018)	(19,222,901)
Net increase	253,968	$4,211,741	1,311,155	$20,178,620
Total net increase (decrease)	(231,876)	($3,406,696)	212,949	$3,081,959

Small Cap Opportunities Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	25,787	$840,838	26,212	$808,779
Distributions reinvested	—	—	1,758	55,205
Repurchased	(227,885)	(7,376,987)	(731,190)	(22,305,971)
Net decrease	(202,098)	($6,536,149)	(703,220)	($21,441,987)
Series II shares
Sold	57,315	$1,866,014	107,746	$3,249,659
Repurchased	(134,863)	(4,303,179)	(506,449)	(15,322,478)
Net decrease	(77,548)	($2,437,165)	(398,703)	($12,072,819)
Series NAV shares
Sold	42,132	$1,377,852	535,954	$16,178,624
Distributions reinvested	—	—	3,218	100,596
Repurchased	(665,928)	(21,843,393)	(692,395)	(21,281,292)
Net decrease	(623,796)	($20,465,541)	(153,223)	($5,002,072)
Total net decrease	(903,442)	($29,438,855)	(1,255,146)	($38,516,878)

Small Cap Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	333,779	$8,287,455	269,295	$6,862,565
Distributions reinvested	—	—	1,798,688	42,281,197
Repurchased	(874,322)	(21,913,047)	(2,285,587)	(57,051,516)
Net decrease	(540,543)	($13,625,592)	(217,604)	($7,907,754)
Series II shares
Sold	45,282	$1,125,073	220,955	$5,545,940
Distributions reinvested	—	—	218,999	5,122,252
Repurchased	(277,833)	(6,835,341)	(559,328)	(14,045,433)
Net decrease	(232,551)	($5,710,268)	(119,374)	($3,377,241)
Series NAV shares
Sold	224,370	$5,652,678	244,881	$6,025,448
Distributions reinvested	—	—	1,740,740	40,834,869
Repurchased	(910,428)	(22,957,725)	(2,793,128)	(69,821,858)
Net decrease	(686,058)	($17,305,047)	(807,507)	($22,961,541)
Total net decrease	(1,459,152)	($36,640,907)	(1,144,485)	($34,246,536)

Small Company Growth Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	11,574	$291,431
Repurchased	(668,642)	($19,516,639)	(1,324,076)	(35,134,541)
Net decrease	(668,642)	($19,516,639)	(1,312,502)	($34,843,110)
Total net decrease	(668,642)	($19,516,639)	(1,312,502)	($34,843,110)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Company Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,087	$152,050	30,888	$765,728
Distributions reinvested	—	—	69,452	1,706,430
Repurchased	(268,024)	(6,591,554)	(587,722)	(14,510,610)
Net decrease	(261,937)	($6,439,504)	(487,382)	($12,038,452)
Series II shares
Sold	20,578	$504,946	34,565	$824,186
Distributions reinvested	—	—	57,531	1,396,284
Repurchased	(253,281)	(6,162,391)	(614,279)	(14,992,024)
Net decrease	(232,703)	($5,657,445)	(522,183)	($12,771,554)
Series NAV shares
Sold	67,345	$1,656,748	260,636	$6,220,528
Distributions reinvested	—	—	214,546	5,262,817
Repurchased	(510,869)	(12,678,365)	(1,664,926)	(41,499,989)
Net decrease	(443,524)	($11,021,617)	(1,189,744)	($30,016,644)
Total net decrease	(938,164)	($23,118,566)	(2,199,309)	($54,826,650)

Strategic Equity Allocation Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	13,593,641	$243,740,631	68,702,747	$1,181,011,334
Distributions reinvested	—	—	29,408,346	512,488,957
Repurchased	(56,030,539)	(1,000,489,814)	(108,324,339)	(1,856,004,777)
Net decrease	(42,436,898)	($756,749,183)	(10,213,246)	($162,504,486)
Total net decrease	(42,436,898)	($756,749,183)	(10,213,246)	($162,504,486)

Total Stock Market Index Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,213,792	$22,732,192	2,389,546	$42,003,641
Distributions reinvested	—	—	675,608	12,383,205
Repurchased	(1,427,697)	(27,093,473)	(2,753,662)	(48,700,035)
Net increase (decrease)	(213,905)	($4,361,281)	311,492	$5,686,811
Series II shares
Sold	65,539	$1,222,696	224,943	$4,039,962
Distributions reinvested	—	—	57,025	1,040,762
Repurchased	(205,000)	(3,804,133)	(622,614)	(10,937,949)
Net decrease	(139,461)	($2,581,437)	(340,646)	($5,857,225)
Series NAV shares
Sold	284,863	$5,374,713	428,992	$7,548,258
Distributions reinvested	—	—	140,005	2,566,251
Repurchased	(196,337)	(3,697,812)	(575,648)	(10,214,054)
Net increase (decrease)	88,526	$1,676,901	(6,651)	($99,545)
Total net decrease	(264,840)	($5,265,817)	(35,805)	($269,959)

U.S. Equity Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,713	$308,440	86,281	$1,602,027
Distributions reinvested	—	—	101,235	1,967,981
Repurchased	(453,146)	(8,911,779)	(1,184,603)	(21,924,880)
Net decrease	(437,433)	($8,603,339)	(997,087)	($18,354,872)
Series II shares
Sold	2,958	$58,202	26,495	$506,334
Distributions reinvested	—	—	5,244	101,917
Repurchased	(59,301)	(1,168,860)	(113,845)	(2,113,646)
Net decrease	(56,343)	($1,110,658)	(82,106)	($1,505,395)
Series NAV shares
Sold	46,322	$905,196	451,279	$8,316,593
Distributions reinvested	—	—	517,296	10,056,553
Repurchased	(2,290,646)	(45,339,693)	(11,766,303)	(220,649,780)
Net decrease	(2,244,324)	($44,434,497)	(10,797,728)	($202,276,634)
Total net decrease	(2,738,100)	($54,148,494)	(11,876,921)	($222,136,901)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Utilities Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	134,111	$2,185,831	2,158,579	$36,516,339
Distributions reinvested	—	—	1,835,142	30,970,759
Repurchased	(2,774,742)	(45,679,200)	(3,881,285)	(63,833,793)
Net increase (decrease)	(2,640,631)	($43,493,369)	112,436	$3,653,305
Series II shares
Sold	57,614	$932,207	164,443	$2,702,765
Distributions reinvested	—	—	95,367	1,595,861
Repurchased	(236,295)	(3,852,655)	(441,531)	(7,306,447)
Net decrease	(178,681)	($2,920,448)	(181,721)	($3,007,821)
Series NAV shares
Sold	81,610	$1,352,111	423,094	$6,914,819
Distributions reinvested	—	—	154,562	2,605,818
Repurchased	(111,637)	(1,838,058)	(206,490)	(3,428,673)
Net increase (decrease)	(30,027)	($485,947)	371,166	$6,091,964
Total net increase (decrease)	(2,849,339)	($46,899,764)	301,881	$6,737,448

Value Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	162,279	$4,253,875	3,543,408	$91,164,373
Distributions reinvested	—	—	2,366,488	60,793,060
Repurchased	(1,108,941)	(29,546,564)	(2,768,250)	(72,219,724)
Net increase (decrease)	(946,662)	($25,292,689)	3,141,646	$79,737,709
Series II shares
Sold	63,742	$1,684,556	61,468	$1,610,908
Distributions reinvested	—	—	129,660	3,314,831
Repurchased	(167,181)	(4,413,662)	(308,613)	(8,027,981)
Net decrease	(103,439)	($2,729,106)	(117,485)	($3,102,242)
Series NAV shares
Sold	114,249	$3,037,414	239,780	$6,251,418
Distributions reinvested	—	—	113,681	2,918,167
Repurchased	(48,553)	(1,303,767)	(412,259)	(10,712,693)
Net increase (decrease)	65,696	$1,733,647	(58,798)	($1,543,108)
Total net increase (decrease)	(984,405)	($26,288,148)	2,965,363	$75,092,359

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on June 30, 2015:

PORTFOLIO	SERIES	% BY SERIES
Emerging Markets Value Trust	II	100%
Lifestyle Moderate PS Series	I	1%
Lifestyle Conservative Series	I	2%

For portfolios with Series NAV, affiliated of the Trust owned 100% of the shares of beneficial interest.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations are aggregated below for the six months ended June 30, 2015. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six month ended June 30, 2015:

	PURCHASES		SALES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
500 Index Trust B	—	$206,343,355	—	$54,668,550
All Cap Core Trust	—	414,886,942	—	443,815,918
Alpha Opportunities Trust	—	350,905,961	—	433,226,987
American Asset Allocation Trust	—	125,912,698	—	106,702,218
American Global Growth Trust	—	28,439,459	—	19,689,022
American Growth Trust	—	209,737,100	—	93,347,862
American Growth-Income Trust	—	180,730,965	—	105,589,421
American International Trust	—	36,233,085	—	51,941,578
American New World Trust	—	9,530,014	—	4,772,214
Blue Chip Growth Trust	—	281,160,497	—	400,167,156
Capital Appreciation Trust	—	143,173,084	—	249,852,441
Capital Appreciation Value Trust	—	132,664,855	$7,124,177	136,673,681
Core Strategy Trust	—	25,638,525	—	182,955,100
Emerging Markets Value Trust	—	74,447,750	—	94,286,339
Equity Income Trust	—	105,048,659	—	127,000,122
Financial Industries Trust	—	21,916,517	—	30,438,495
Franklin Templeton Founding Allocation Trust	—	1,054,075	—	80,108,167
Fundamental All Cap Core Trust	—	292,189,459	—	371,848,452
Fundamental Large Cap Value Trust	—	82,148,888	—	209,876,271
Global Trust	—	86,497,326	—	121,146,264

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Health Science Trust	—	$79,987,947	—	$69,238,522
International Core Trust	—	176,108,462	—	276,435,013
International Equity Index Trust B	—	74,447,750	—	94,286,339
International Growth Stock Trust	—	59,949,159	—	112,137,711
International Small Company Trust	—	10,672,265	—	2,545,727
International Value Trust	—	75,592,090	—	158,392,844
Lifestyle Aggressive PS Series	—	3,399,321	—	2,778,277
Lifestyle Balanced PS Series	—	36,860,305	—	28,849,262
Lifestyle Conservative PS Series	—	11,246,838	—	16,581,484
Lifestyle Growth PS Series	—	121,795,221	—	38,031,624
Lifestyle Moderate PS Series	—	13,132,704	—	15,186,422
Mid Cap Index Trust	—	139,722,829	—	99,667,525
Mid Cap Stock Trust	—	317,957,807	—	390,051,241
Mid Value Trust	—	163,332,845	—	214,951,569
Mutual Shares Trust	—	73,135,842	—	93,765,634
Real Estate Securities Trust	—	417,435,137	—	438,619,435
Science & Technology Trust	—	291,156,708	—	282,569,723
Small Cap Growth Trust	—	218,282,812	—	252,004,498
Small Cap Index Trust	—	60,079,845	—	69,091,635
Small Cap Opportunities Trust	—	32,305,984	—	61,924,909
Small Cap Value Trust	—	58,448,508	—	76,382,538
Small Company Growth Trust	—	22,156,149	—	40,949,812
Small Company Value Trust	—	54,880,514	—	72,445,834
Strategic Equity Allocation Trust	—	432,131,130	—	1,013,594,077
Total Stock Market Index Trust	—	21,368,047	—	16,311,622
U.S. Equity Trust	—	213,054,142	—	252,182,487
Utilities Trust	—	96,390,244	—	119,578,149
Value Trust	—	73,810,609	—	94,916,976

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios’ net assets. At June 30, 2015 the following portfolios had an affiliate ownership of 5% or more of the portfolio’s net assets:

PORTFOLIO	AFFILIATED CONCENTRATION
All Cap Core Trust	68.5%
Alpha Opportunities Trust	99.1%
Blue Chip Growth Trust	37.2%
Capital Appreciation Trust	55.0%
Emerging Markets Value Trust	90.8%
Equity Income Trust	51.7%
Fundamental Large Cap Value Trust	45.9%
Global Trust	58.9%
International Core Trust	83.9%
International Growth Stock Trust	86.2%
International Value Trust	66.4%
Mid Cap Stock Trust	40.1%
Mid Value Trust	39.4%
Mutual Shares Trust	67.8%
Small Cap Growth Trust	32.5%
Small Cap Opportunities Trust	28.6%
Small Cap Value Trust	21.0%
Small Company Growth Trust	100.0%
Small Company Value Trust	25.5%
Strategic Equity Allocation Trust	100.0%
U.S. Equity Trust	80.4%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolio’s investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

PORTFOLIO	AFFILIATE SERIES NAV	PERCENTAGE OF UNDERLYING PORTFOLIO’S NET ASSETS
Core Strategy Trust	Bond Trust	11.4%
	Strategic Equity Allocation Trust	25.2%

Franklin Templeton Founding Allocation Trust	Global Trust	58.9%
	Income Trust	100.0%
	Mutual Shares Trust	67.8%

Lifestyle Balanced PS Series	Bond Trust	5.0%
Lifestyle Growth PS Series	Bond Trust	6.1%
	Strategic Equity Allocation Trust	13.3%

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					DIVIDENDS AND DISTRIBUTIONS
PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Core Strategy Trust
Bond	86,493,018	1,640,101	(2,724,521)	85,408,598	—	—	($98,081)	$1,167,535,531
Strategic Equity Allocation	161,588,225	177,267	(8,176,863)	153,588,629	—	—	35,066,423	2,707,767,534
					—	—	$34,968,342	$3,875,303,065
Franklin Templeton Founding Allocation Trust
Global	21,387,914	2,368	(1,498,655)	19,891,627	—	—	$3,858,511	$395,246,633
Income	35,148,054	82,211	(1,526,365)	33,703,900	—	—	220,987	398,717,142
Mutual Shares	29,924,528	—	(2,169,592)	27,754,936	—	—	5,455,886	398,005,775
					—	—	$9,535,384	$1,191,969,550
Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,044,047	79,198	(56,969)	1,066,276	—	—	$55,345	$18,798,437

Lifestyle Balanced PS Series
Bond	36,220,690	1,590,812	(477,428)	37,334,074	—	—	$127,721	$510,356,786
Strategic Equity Allocation	28,902,752	861,405	(1,247,362)	28,516,795	—	—	3,499,224	502,751,089
					—	—	$3,626,945	$1,013,107,875
Lifestyle Conservative PS Series
Bond	11,562,076	475,077	(700,678)	11,336,475	—	—	$217,303	$154,969,615
Strategic Equity Allocation	2,271,462	269,484	(388,300)	2,152,646	—	—	359,490	37,951,151
					—	—	$576,793	$192,920,766
Lifestyle Growth PS Series
Bond	42,469,864	4,240,777	(1,267,274)	45,443,367	—	—	$334,437	$621,210,824
Strategic Equity Allocation	78,323,987	3,663,970	(1,146,298)	80,841,659	—	—	5,274,438	1,425,238,450
					—	—	$5,608,875	$2,046,449,274
Lifestyle Moderate PS Series
Bond	14,722,667	583,124	(455,852)	14,849,939	—	—	$124,640	$202,998,660
Strategic Equity Allocation	7,761,149	296,288	(497,423)	7,560,014	—	—	1,018,642	133,283,051
					—	—	$1,143,282	$336,281,711

10.  DIRECT PLACEMENT SECURITIES The portfolios may hold private placement securities which are restricted as to resale and the portfolio has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2015:

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets		Value as of 6-30-15
Alpha Opportunities Trust	Birst, Inc., Series F	3/3/2015	$269,102	—	46,072	0.0	%*	$269,102
	Bought: 46,072 shares
Alpha Opportunities Trust	Cloudera, Inc., Series F	2/5/2014	$229,626	15,771	15,771	0.1%		$517,762
Alpha Opportunities Trust	ConforMIS, Inc.	8/12/2014	$218,960	27,370	27,370	0.0	%*	$184,748
Alpha Opportunities Trust	DocuSign, Inc., Series B	2/28/2014	$11,360	865	865	0.0	%*	$16,516
Alpha Opportunities Trust	DocuSign, Inc., Series B1	3/3/2014	$3,401	259	259	0.0	%*	$4,945
Alpha Opportunities Trust	DocuSign, Inc., Series D	3/3/2014	$8,155	621	621	0.0	%*	$11,857
Alpha Opportunities Trust	DocuSign, Inc., Series E	3/3/2014	$211,051	16,071	16,071	0.0	%*	$306,845
Alpha Opportunities Trust	DocuSign, Inc., Series F	4/30/2015	$40,229	—	2,107	0.0	%*	$40,229
	Bought: 2,107 shares
Alpha Opportunities Trust	DraftKings, Inc.	12/4/2014	$135,907	75,450	75,450	0.0	%*	$325,039
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	$208,108	10,895	10,895	0.0	%*	$193,822
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	$321,999	203,629	203,629	0.1%		$413,367
Alpha Opportunities Trust	Forward Venture	11/20/2014	$446,608	14,346	14,346	0.1%		$637,106
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	$40,141	—	3,495	0.0	%*	$40,141
	Bought: 3,495 shares
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	$89,643	—	7,805	0.0	%*	$89,643
	Bought: 7,805 shares
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	$578,207	85,197	118,631	0.1%		$601,459
	Bought: 33,434 shares
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	$287,565	25,174	25,174	0.0	%*	$291,263
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	$358,170	—	30,839	0.0	%*	$358,170
	Bought: 30,839 shares
Alpha Opportunities Trust	Nutanix, Inc.	8/25/2014	$430,389	32,127	32,127	0.1%		$635,472
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	$1,163,695	—	32,419	0.2%		$1,163,695
	Bought: 32,419 shares
Alpha Opportunities Trust	Pure Storage, Inc., Series F	4/16/2014	$985,385	62,660	62,660	0.2%		$1,260,719
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	$257,887	78,202	78,202	0.0	%*	$257,887
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$103,927	3,841	3,841	0.0	%*	$102,670
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$242,515	8,963	8,963	0.0	%*	$239,581
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	$2,206,328	142,224	142,224	0.8%		$5,637,558

DIRECT PLACEMENT SECURITIES, CONTINUED

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-15
Alpha Opportunities Trust	Veracode, Inc.	8/26/2014	$345,534	18,712	18,712	0.1%	$647,248
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	$42,527	2,554	2,554	0.0%*	$84,000
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	$211,370	12,694	12,694	0.1%	$417,500
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	$166,079	9,974	9,974	0.0%*	$328,041
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	$379,546	—	99,899	0.1%	$379,546
	Bought: 99,899 shares						$15,455,931
Financial Industries Trust	SKBHC Holdings LLC	11/8/2010	$2,579,439	516	516	2.2%	$3,872,195
Health Sciences Trust	Acerta Pharma BV, Series B	5/12/2015	$546,687	—	47,538	0.1%	$546,687
	Bought: 47,538 shares
Health Sciences Trust	Beigene, Ltd., Series A	4/21/2015	$109,312	—	93,429	0.0%*	$109,312
	Bought: 93,429 shares
Health Sciences Trust	Doximity, Inc.	4/10/2014	$152,390	31,611	31,611	0.0%*	$152,390
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	$170,752	—	14,867	0.0%*	$170,752
	Bought: 14,867 shares
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	$381,289	—	33,198	0.1%	$381,289
	Bought: 33,198 shares
Health Sciences Trust	Novocure, Ltd., Series J	6/1/2015	$497,034	—	3,603	0.1%	$497,034
	Bought: 3,603 shares
Health Sciences Trust	REGENXBIO, Inc., Series D	5/15/2015	$70,817	—	7,400	0.0%*	$70,817
	Bought: 7,400 shares
Health Sciences Trust	RPI International Holdings LP	5/21/2015	$360,302	—	3,056	0.1%	$360,309
	Bought: 3,056 shares						$2,288,590

Mid Cap Stock Trust	Birst, Inc., Series F	3/3/2015	$1,916,989	—	328,201	0.2%	$1,916,989
	Bought: 328,201 shares
Mid Cap Stock Trust	ConforMIS, Inc.	8/12/2014	$1,628,656	203,582	203,582	0.2%	$1,374,179
Mid Cap Stock Trust	DocuSign, Inc., Series B	2/28/2014	$81,224	6,185	6,185	0.0%*	$118,091
Mid Cap Stock Trust	DocuSign, Inc., Series B1	3/3/2014	$24,334	1,853	1,853	0.0%*	$35,380
Mid Cap Stock Trust	DocuSign, Inc., Series D	3/3/2014	$58,374	4,445	4,445	0.0%*	$84,869
Mid Cap Stock Trust	DocuSign, Inc., Series E	2/28/2014	$1,509,583	114,951	114,951	0.3%	$2,194,771
Mid Cap Stock Trust	DocuSign, Inc., Series F	4/30/2015	$291,895	—	15,288	0.0%*	$291,895
	Bought: 15,288 shares
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	$975,827	541,740	541,740	0.3%	$2,333,816
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	$2,308,001	1,459,559	1,459,559	0.4%	$2,962,905
Mid Cap Stock Trust	Forward Venture	11/20/2014	$3,219,745	103,425	103,425	0.5%	$4,593,104
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015		—	25,303	0.0%*	$290,613
	Bought: 25,303 shares
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015		—	56,502	0.1%	$648,942
	Bought: 56,502 shares
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	$4,115,796	631,698	844,439	0.5%	$4,281,306
	Bought: 212,741 shares
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	$2,122,743	185,829	185,829	0.3%	$2,150,042
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	$2,580,629	—	222,196	0.3%	$2,580,629
	Bought: 222,196 shares
Mid Cap Stock Trust	Nutanix, Inc.	8/25/2014	$1,985,629	148,220	148,220	0.3%	$2,931,792
Mid Cap Stock Trust	One Kings Lane, Inc.	1/28/2014	$4,666,633	302,694	302,694	0.5%	$4,543,437
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	$2,096,941	—	58,418	0.2%	$2,096,941
	Bought: 58,418 shares
Mid Cap Stock Trust	Pure Storage, Inc., Series F	4/16/2014	$3,324,267	211,388	211,388	0.5%	$4,253,127
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	$1,825,650	553,613	553,613	0.2%	$1,825,650
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	$772,269	28,542	28,542	0.1%	$762,928
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	$1,801,962	66,598	66,598	0.2%	$1,780,165
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	$9,067,440	584,504	584,504	2.7%	$23,168,909
Mid Cap Stock Trust	Veracode, Inc.	8/26/2014	$2,528,610	136,934	136,934	0.6%	$4,736,547
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	$303,018	18,198	18,198	0.1%	$598,524
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	$1,506,031	90,446	90,446	0.4%	$2,974,730
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	$1,183,315	71,065	71,065	0.3%	$2,337,297
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	$2,719,296	—	715,736	0.3%	$2,719,296
	Bought: 715,736 shares						$80,586,874

Science & Technology Trust	Atlassian, Inc.	4/9/2014	$44,336	2,771	2,771	0.0%*	$63,400

DIRECT PLACEMENT SECURITIES, CONTINUED

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets		Value as of 6-30-15
Science & Technology Trust	Atlassian, Inc., Class A	4/9/2014	$30,544	1,909	1,909	0.0	%*	$43,678
Science & Technology Trust	Atlassian, Inc., Class A Ordinary	4/9/2014	$159,488	9,968	9,968	0.0	%*	$228,068
Science & Technology Trust	Atlassian, Inc., Series 1	4/9/2014	$77,824	4,864	4,864	0.0	%*	$111,288
Science & Technology Trust	Atlassian, Inc., Series 2	4/9/2014	$208,352	13,022	13,022	0.1%		$297,943
Science & Technology Trust	Atlassian, Inc., Series A	4/9/2014	$154,080	9,630	9,630	0.0	%*	$220,334
Science & Technology Trust	Cloudera, Inc., Series F	2/5/2014	$309,065	21,227	21,227	0.1%		$696,882
Science & Technology Trust	Dropbox, Inc.	5/2/2012	$67,334	7,441	7,441	0.0	%*	$132,375
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0	%*	$164,397
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	$805,424	89,006	89,006	0.3%		$1,583,417
Science & Technology Trust	Flipkart Limited	3/19/2015	$55,860	—	490	0.0	%*	$69,698
	Bought: 490 shares
Science & Technology Trust	Flipkart Limited, Series A	3/19/2015	$19,152	—	168	0.0	%*	$23,896
	Bought: 168 shares
Science & Technology Trust	Flipkart Limited, Series C	3/19/2015	$33,630	—	295	0.0	%*	$41,961
	Bought: 295 shares
Science & Technology Trust	Flipkart Limited, Series E	3/19/2015	$62,586	—	549	0.0	%*	$78,090
	Bought: 549 shares
Science & Technology Trust	Flipkart Limited, Series G	12/17/2014	$377,484	3,152	3,152	0.1%		$448,340
								$4,203,767
Small Cap Growth Trust	Cloudera, Inc., Series F	2/5/2014	$1,153,560	79,228	79,228	0.5%		$2,601,055
Small Cap Growth Trust	DocuSign, Inc., Series B	2/28/2014	$38,557	2,936	2,936	0.0	%*	$56,057
Small Cap Growth Trust	DocuSign, Inc., Series B1	3/3/2014	$11,557	880	880	0.0	%*	$16,802
Small Cap Growth Trust	DocuSign, Inc., Series D	3/3/2014	$27,709	2,110	2,110	0.0	%*	$40,286
Small Cap Growth Trust	DocuSign, Inc., Series E	3/3/2014	$716,674	54,573	54,573	0.2%		$1,041,968
Small Cap Growth Trust	DocuSign, Inc., Series F	4/30/2015	$156,793	—	8,212	0.0	%*	$156,793
	Bought: 8,212 shares
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	$1,781,885	—	153,423	0.4%		$1,781,885
	Bought: 153,423 shares
Small Cap Growth Trust	Nutanix, Inc.	8/25/2014	$1,165,629	87,010	87,010	0.3%		$1,721,058
Small Cap Growth Trust	Pure Storage, Inc., Series F	4/16/2014	$1,398,378	88,922	88,922	0.4%		$1,789,111
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	$938,340	473,646	473,646	0.2%		$1,150,960
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	$1,419,833	645,027	645,027	0.4%		$1,812,526
Small Cap Growth Trust	Veracode, Inc.	8/26/2014	$1,211,529	65,609	65,609	0.5%		$2,269,415
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	$1,533,808	—	403,708	0.3%		$1,533,808
	Bought: 403,708 shares							$15,971,724

*	Less than 0.05%

11.  REORGANIZATION Fiscal year ended December 31, 2014 Portfolio mergers. On June 18, 2014, the shareholders of Fundamental Value Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Fundamental Large Cap Value Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with similar objectives and achieve potential economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for variable contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 7, 2014. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Fundamental Large Cap Value Trust	Fundamental Value Trust	$591,081,885	$44,383,836	36,117,007	33,675,014	$1,260,782	$1,851,368,667

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2014. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

REORGANIZATION, CONTINUED

Assuming the acquisition had been completed on January 1, 2014, the beginning of the reporting period; the combined portfolio’s pro forma results of operations for the year ended December 31, 2014 are as follows:

Net investment income	$21,586,146
Net realized and unrealized gain (loss)	766,845,305
Increase (decrease) in net assets from operations	$788,431,451

On September 17, 2014, the shareholders of Natural Resources Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) that provided for an exchange of shares of the Global Trust (the Acquiring portfolio) with values equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to result in a combined Acquiring portfolio that has the potential to achieve a better long-term performance record and has stronger prospects for growth or potential economies of scale than the Acquired portfolio. The Acquired portfolio has similar investment objectives and principal investment strategies. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 7, 2014. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Global Trust	Natural Resources Trust	$115,070,385	$347,288	12,420,853	5,741,488	$618,488,230	$733,558,615

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2014. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the year ended December 31, 2014 are as follows:

Net investment income	$16,652,606
Net realized and unrealized gain (loss)	(39,269,120)
Increase (decrease) in net assets from operations	(22,616,514)

12.  OTHER MATTER The Trust and several of its funds have been named as defendants in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the defendants include the beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code.

The adversary proceeding, which is now captioned Mark S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On August 2, 2013 the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named “JHT 500 Index Trust,” “JHT 500 Index Trust B,” “JHT Equity Income Trust,” “JHT Mid Value Trust,” “JHT Spectrum Income Trust,” “JHT Total Stock Market Index Trust,” and “John Hancock Variable Insurance Trust F/K/A John Hancock Trust (New Income Trust)” as defendants. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

In a related matter, the Trust and several of its funds have been named as defendants in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it has been consolidated into the multidistrict litigation proceeding. The complaint names the following entities as defendants: John Hancock Variable Insurance Trust, “JHT New Income Trust,” “John Doe, As Trustee of JHT Income Trust,” and “John Hancock Variable Insurance Trust (F/K/A John Hancock Trust (New Income Trust)).” On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. These appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeals.

The potential amount sought to be recovered from the Trust by the plaintiffs in these two actions is unknown, but it includes approximately $2,125,000 representing the proceeds that the portfolio received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys fees and expenses. The portfolio cannot predict the outcome of this proceeding. The portfolio is currently assessing the case and has not yet determined the effect, if any, on the portfolio’s net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolio, or if the portfolio was to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolio’s net asset value.

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of the Core Strategy Trust, Franklin Templeton Founding Allocation Trust, and each Lifestyle PS Series (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

500 Index B Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-year period and low performance dispersion (gross of fees) relative to its benchmark.

All Cap Core Trust (QS Investors, LLC)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Alpha Opportunities Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Core Strategy Trust (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group and benchmark index.
The Board noted the Trust’s favorable performance relative to the Lipper peer group for the year-to-date period ended April 30, 2015.

Equity Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance to the peer group for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Financial Industries Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board took into account management’s discussion of the Trust’s expenses.

Franklin Templeton Founding Allocation Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one-, three and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Fundamental All Cap Core Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.

Fundamental Large Cap Value Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the three- and five-year periods.

Global Trust (Templeton Global Advisors Limited)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

International Core Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the five-year period and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including actions taken that have reduced certain Trust expenses.

International Equity Index B Trust (SSGA Funds Management, Inc.)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-year period and low performance dispersion (gross of fees) relative to its benchmark.

International Growth Stock Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are equal to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-year period.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index — the Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board noted the Trust’s favorable performance relative to the Lipper peer group for the year-to-date period ended April 30, 2015.
The Board took into account management’s discussion of the Trust’s expenses.

International Value Trust (Franklin Templeton Investment Counsel, LLC)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board took into account management’s discussion of the Trust’s expenses, including action taken that will further reduce certain Trust expenses.

Lifestyle Aggressive PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Series underperformed for the one-year period. Lipper Category — The Series underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.
The Board took into account management’s discussion of the Series’ performance, including differences in the Series’ investment strategies relative to the Lipper peer group.

Lifestyle Balanced PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Series underperformed for the one- and three-year periods.
Lipper Category — The Series outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.
The Board took into account management’s discussion of the Series’ performance, including the favorable performance relative to the peer group for the one-year period.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Lifestyle Conservative PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America)
Benchmark Index — The Series underperformed for the one- and three-year periods.
Lipper Category — The Series outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.
The Board took into account management’s discussion of the Series’ performance, including the favorable performance relative to the peer group for the one-year period.

Lifestyle Growth PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America)	Benchmark Index — The Series underperformed for the one- and three-year periods. Lipper Category — The Series underperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.
The Board took into account management’s discussion of the Series’ performance, including differences in the Series’ investment strategies relative to the Lipper peer group.

Lifestyle Moderate PS Series (Manulife Asset Management (US)) (Manulife Asset Management (North America)	Benchmark Index — The Series underperformed for the one- and three-year periods. Lipper Category — The Series underperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Total expenses for this Series are lower than the peer group median.
The Board took into account management’s discussion of the Series’ performance, including differences in the Series’ investment strategies relative to the Lipper peer group.

Mid Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the three- and five-year periods and low performance dispersion (gross of fees) relative to its benchmark.
The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Mid Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the peer group for the one- and three-year periods. The Board took into account management’s discussion of the Trust’s expenses.

Mutual Shares Trust (Franklin Mutual Advisers, LLC)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Trust’s expenses.

Real Estate Securities Trust (Deutsche Investment Management Americas, Inc./RREEF America, LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one- and five-year periods.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Science & Technology Trust (Allianz Global Investors U.S. LLC T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Growth Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.
Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Index Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods and low performance dispersion (gross of fees) relative to its benchmark.
The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Opportunities Trust (Invesco Advisers Inc. Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for five-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Small Cap Value Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.
Lipper Category — The Trust outperformed the average for the one- and five-year periods and matched the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Strategic Equity Allocation Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-year period.

Small Company Growth Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s positioning relative to the index. The Board also took into account management’s discussion of underlying Trust expenses.

Total Stock Market Index Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods and low performance dispersion (gross of fees) relative to its benchmark.
The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

U.S. Equity Trust (Grantham, Mayo, Van Otterloo & Co. LLC)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board took into account management’s discussion of the Trust’s expenses.

Utilities Trust (Massachusetts Financial Services Company)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s one-year performance including differences in the Trust’s investment strategies relative to the peer group and benchmark.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Value Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to the benchmark.
The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods.

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee
# Effective 3-10-15

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment Advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHT05A 6/15
8/15

1115015: 0615

John Hancock

John Hancock
Variable Insurance Trust

Semiannual Report
June 30, 2015

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3
Shareholder expense example	4
Portfolio of investments (See below for each portfolio’s page #)	6
Statements of assets and liabilities	10
Statements of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	16
Evaluation of advisory and subadvisory agreements by the board of trustees	27
For more information	31

Portfolio	Portfolio of investments
Lifestyle Aggressive MVP	6
Lifestyle Growth MVP	6
Lifestyle Balanced MVP	7
Lifestyle Moderate MVP	7
Lifestyle Conservative MVP	8

2

John Hancock Variable Insurance Trust

Sector weightings*

Lifestyle Aggressive MVP

Equity Asset Allocation	% of Total
U.S. Large Cap	46.9
Large Blend	16.2
International Large Cap	11.8
Emerging Markets	7.8
U.S. Mid Cap	6.0
International Small Cap	3.8
U.S. Small Cap	3.7
Real Estate	1.8
Small Value	0.7
Total Equity	98.7
Short-term investments and other	1.3

Lifestyle Growth MVP

Equity Asset Allocation	% of Total
Large Blend	33.3
U.S. Large Cap	21.3
International Large Cap	5.4
Emerging Markets	3.7
U.S. Mid Cap	2.7
U.S. Small Cap	2.7
International Small Cap	1.8
Small Value	0.6
Total Equity Asset Allocation	71.5

Fixed Income Asset Allocation	% of Total
Intermediate Bond	21.7
Multi-Sector Bond	4.3
Global Bond	1.1
Short-Term Bond	0.4
Total Fixed Income Asset Allocation	27.5

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.3
Short-term investments and other	0.7

Lifestyle Balanced MVP

Equity Asset Allocation	% of Total
Large Blend	23.5
U.S. Large Cap	14.1
International Large Cap	3.6
Emerging Markets	3.0
U.S. Mid Cap	2.7
U.S. Small Cap	1.7
International Small Cap	1.3
Small Value	0.6
Total Equity	50.5

Fixed Income Asset Allocation	% of Total
Intermediate Bond	38.4
Multi-Sector Bond	7.2
Global Bond	2.0
Short-Term Bond	0.7
Total Fixed Income	48.3

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.4
Short-term investments and other	0.8

Lifestyle Moderate MVP

Equity Asset Allocation	% of Total
Large Blend	18.4
U.S. Large Cap	8.0
International Large Cap	4.5
U.S. All Cap	3.0
U.S. Mid Cap	1.8
International Small Cap	1.5
U.S. Small Cap	1.4
Small Value	0.5
Total Equity Asset Allocation	39.1

Fixed Income Asset Allocation	% of Total
Intermediate Bond	47.3
Multi-Sector Bond	8.9
Global Bond	2.3
Short-Term Bond	0.8
Total Fixed Income Asset Allocation	59.3

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.5
Short-term investments and other	1.1

Lifestyle Conservative MVP

Equity Asset Allocation	% of Total
International Large Cap	2.9
International Small Cap	0.4
Large Blend	8.2
Small Value	0.7
U.S. All Cap	2.0
U.S. Large Cap	3.2
U.S. Mid Cap	1.1
U.S. Small Cap	0.4
Total Equity Asset Allocation	18.9

Fixed Income Asset Allocation	% of Total
Intermediate Bond	62.9
Multi-Sector Bond	11.9
Global Bond	3.4
Short-Term Bond	1.1
Total Fixed Income Asset Allocation	79.3

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.7
Short-term investments and other	1.1

*	As a percentage of total net assets.

3

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees, and other expenses. In addition to the operating expenses, which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1] 1/1/2015 — 6/30/2015	Annualized expense ratio[2]
Lifestyle Aggressive MVP
Series I — Actual	$1,000.00	$1,008.40	$0.50	0.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%
Series II — Actual	1,000.00	1,007.50	1.49	0.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series NAV — Actual	1,000.00	1,008.40	0.25	0.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Lifestyle Growth MVP
Series I — Actual	$1,000.00	$1,007.80	$0.45	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,007.10	1.44	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,008.50	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Lifestyle Balanced MVP
Series I — Actual	$1,000.00	$1,015.90	$0.45	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,015.20	1.45	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,016.60	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%

4

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1] 1/1/2015 — 6/30/2015	Annualized expense ratio[2]
Lifestyle Moderate MVP
Series I — Actual	$1,000.00	$1,015.80	$0.50	0.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%
Series II — Actual	1,000.00	1,015.10	1.50	0.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series NAV — Actual	1,000.00	1,016.50	0.25	0.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Lifestyle Conservative MVP
Series I — Actual	$1,000.00	$1,009.10	$0.45	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,007.50	1.44	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,009.10	0.20	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period Ended	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Conservative MVP	Lifestyle Moderate MVP
6/30/2015	0.53% – 1.07%	0.53% – 1.09%	0.53% – 1.09%	0.53% – 1.09%	0.53% – 1.09%

5

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.7%
Equity - 98.7%
All Cap Core, Series NAV (QS Investors)	438,277	$12,626,764
Alpha Opportunities, Series NAV (Wellington)	2,087,959	29,377,578
Blue Chip Growth, Series NAV (T. Rowe Price)	830,132	31,702,741
Capital Appreciation, Series NAV (Jennison)	1,533,009	25,815,872
Emerging Markets Value, Series NAV (DFA)	3,729,586	33,528,982
Equity Income, Series NAV (T. Rowe Price)	2,173,684	40,821,791
Fundamental Large Cap Value, Series NAV (John Hancock) (A)(1)	2,297,947	41,317,091
International Core, Series NAV (GMO)	2,158,425	24,152,779
International Growth Opportunities, Series NAV (Baillie Gifford)	684,967	9,178,558
International Growth Stock, Series NAV (Invesco)	955,239	16,411,001
International Value, Series NAV (Templeton)	2,027,899	26,585,754
Mid Cap Stock, Series NAV (Wellington)	753,139	15,379,107
Mid Value, Series NAV (T. Rowe Price)	733,760	10,522,114
Real Estate Securities, Series NAV (Deutsche)	473,355	7,810,360
Small Cap Growth, Series NAV (Wellington)	333,912	4,150,527
Small Cap Opportunities, Series NAV (DFA/Invesco)	171,525	5,636,305
Small Cap Value, Series NAV (Wellington)	108,386	2,796,372
Small Company Growth, Series NAV (Invesco) (I)	90,053	2,708,780
Small Company Value, Series NAV (T. Rowe Price)	130,379	3,233,392
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	1,769,500	31,196,286
Strategic Growth, Series NAV (John Hancock) (A)(1)	1,547,951	25,463,792
U.S. Equity, Series NAV (GMO)	1,238,277	23,973,036
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $362,356,352)		$424,388,982
SHORT-TERM INVESTMENTS - 1.2%
Commercial paper - 0.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%, 07/02/2015*	$265,000	$264,999
Caisse Centrale Desjardins 0.120%, 07/02/2015*	275,000	274,999
Commonwealth Bank of Australia 0.100%, 07/01/2015*	265,000	265,000
CPPIB Capital, Inc. 0.110%, 07/22/2015*	265,000	264,983
John Deere Credit, Ltd. 0.120%, 07/08/2015*	260,000	259,994
Metlife Short Term Funding
0.120%, 07/27/2015*	250,000	249,978
0.140%, 07/08/2015*	260,000	259,993
UBS Finance Delaware 0.100%, 07/06/2015*	250,000	249,997
United Parcel Service, Inc. 0.010%, 07/08/2015*	280,000	279,999
U.S. Treasury Notes - 0.6%
U.S. Treasury Notes
0.250%, 07/31/2015 to 10/31/2015	2,160,000	2,160,362
1.250%, 09/30/2015	520,000	521,544
TOTAL SHORT-TERM INVESTMENTS (Cost $5,054,454)		$5,051,848
Total Investments (Lifestyle Aggressive MVP) (Cost $367,410,806) - 99.9%		$429,440,830
Other assets and liabilities, net - 0.1%		581,247
TOTAL NET ASSETS - 100.0%		$430,022,077

Lifestyle Growth MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.3%
Equity - 71.5%
All Cap Core, Series NAV (QS Investors)	4,380,234	$126,194,531
Alpha Opportunities, Series NAV (Wellington)	29,586,352	416,279,968
Blue Chip Growth, Series NAV (T. Rowe Price)	9,425,395	359,955,839
Capital Appreciation, Series NAV (Jennison)	19,135,541	322,242,519
Emerging Markets Value, Series NAV (DFA)	48,142,588	432,801,865
Equity Income, Series NAV (T. Rowe Price)	27,306,346	512,813,184
Fundamental Large Cap Value, Series NAV (John Hancock) (A)(1)	27,106,785	487,379,999
International Core, Series NAV (GMO)	26,478,458	296,293,944
International Growth Opportunities, Series NAV (Baillie Gifford)	9,342,628	125,191,210
International Growth Stock, Series NAV (Invesco)	12,547,014	215,557,707
International Value, Series NAV (Templeton)	25,835,382	338,701,861
Mid Cap Stock, Series NAV (Wellington)	7,924,562	161,819,559
Mid Value, Series NAV (T. Rowe Price)	11,326,077	162,415,947
Small Cap Growth, Series NAV (Wellington)	6,779,260	84,266,199
Small Cap Opportunities, Series NAV (DFA/Invesco)	2,131,421	70,038,500
Small Cap Value, Series NAV (Wellington)	2,630,255	67,860,569
Small Company Growth, Series NAV (Invesco) (I)	2,293,523	68,989,183
Small Company Value, Series NAV (T. Rowe Price)	4,025,648	99,836,069
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	191,985,454	3,384,703,556
Strategic Growth, Class NAV (John Hancock) (A)(1)	19,572,081	321,960,726
U.S. Equity, Series NAV (GMO)	19,997,369	387,149,057
Fixed income - 27.5%
Bond, Series NAV (John Hancock) (A)(1)	147,699,857	2,019,057,048
Core Bond, Series NAV (Wells Capital)	22,205,481	292,224,136
Global Bond, Series NAV (PIMCO)	11,232,921	135,581,352
New Income, Series NAV (T. Rowe Price)	38,787,724	505,404,038
Short Term Government Income, Series NAV (John Hancock) (A)(1)	3,356,077	41,917,397
Total Return, Class NAV (PIMCO)	17,938,219	244,318,540
Alternative - 0.3%
Global Conservative Absolute Return, Series NAV (Standard Life)	3,907,769	38,452,446
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,729,057,701)		$11,719,406,949
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%, 07/02/2015*	$3,685,000	$3,684,982
Caisse Centrale Desjardins 0.120%, 07/02/2015*	3,380,000	3,379,989
Commonwealth Bank of Australia 0.100%, 07/01/2015*	3,425,000	3,425,000
CPPIB Capital, Inc. 0.110%, 07/22/2015*	3,425,000	3,424,780
John Deere Credit, Ltd. 0.120%, 07/08/2015*	3,800,000	3,799,911
Metlife Short Term Funding
0.120%, 07/27/2015*	2,975,000	2,974,742
0.140%, 07/08/2015*	3,800,000	3,799,897
UBS Finance Delaware 0.100%, 07/06/2015*	2,975,000	2,974,959

6

The accompanying notes are an integral part of the financial statements.

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
U.S. Treasury Notes - 0.2%
U.S. Treasury Notes
0.250%, 10/31/2015 to 12/15/2015	$19,105,000	$19,115,251
1.250%, 09/30/2015	5,300,000	5,315,736
TOTAL SHORT-TERM INVESTMENTS (Cost $51,916,486)		$51,895,247
Total Investments (Lifestyle Growth MVP) (Cost $9,780,974,187) - 99.7%		$11,771,302,196
Other assets and liabilities, net - 0.3%		34,127,163
TOTAL NET ASSETS - 100.0%		$11,805,429,359

Lifestyle Balanced MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.2%
Equity - 50.5%
All Cap Core, Series NAV (QS Investors)	3,193,272	$91,998,154
Alpha Opportunities, Series NAV (Wellington)	16,047,766	225,792,066
Blue Chip Growth, Series NAV (T. Rowe Price)	4,999,330	190,924,398
Capital Appreciation, Series NAV (Jennison)	10,277,623	173,075,163
Emerging Markets Value, Series NAV (DFA)	31,233,398	280,788,249
Equity Income, Series NAV (T. Rowe Price)	14,676,522	275,625,090
Fundamental Large Cap Value, Series NAV (John Hancock) (A)(1)	14,135,941	254,164,228
International Core, Series NAV (GMO)	14,483,396	162,069,200
International Growth Opportunities, Series NAV (Baillie Gifford)	4,871,688	65,280,613
International Growth Stock, Series NAV (Invesco)	6,895,431	118,463,512
International Value, Series NAV (Templeton)	13,543,290	177,552,529
Mid Cap Stock, Series NAV (Wellington)	6,276,148	128,158,936
Mid Value, Series NAV (T. Rowe Price)	8,948,850	128,326,508
Small Cap Growth, Series NAV (Wellington)	4,290,506	53,330,986
Small Cap Value, Series NAV (Wellington)	2,104,175	54,287,723
Small Company Growth, Series NAV (Invesco) (I)	1,463,158	44,011,798
Small Company Value, Series NAV (T. Rowe Price)	2,621,070	65,002,524
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	109,894,221	1,937,435,115
Strategic Growth, Series NAV (John Hancock) (A)(1)	10,406,250	171,182,810
U.S. Equity, Series NAV (GMO)	9,369,186	181,387,448
Fixed income - 48.3%
Bond, Series NAV (John Hancock) (A)(1)	212,632,137	2,906,681,314
Core Bond, Series NAV (Wells Capital)	30,062,585	395,623,621
Global Bond, Series NAV (PIMCO)	15,656,756	188,977,043
New Income, Series NAV (T. Rowe Price)	52,618,540	685,619,576
Short Term Government Income, Series NAV (John Hancock) (A)(1)	5,304,832	66,257,354
Total Return, Class NAV (PIMCO)	24,464,557	333,207,273
Alternative - 0.4%
Global Conservative Absolute Return, Series NAV (Standard Life)	3,645,564	35,872,351
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,330,873,927)		$9,391,095,582
SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%, 07/02/2015*	$2,950,000	$2,949,985
Caisse Centrale Desjardins 0.120%, 07/02/2015*	3,140,000	3,139,990
Commonwealth Bank of Australia 0.100%, 07/01/2015*	3,135,000	3,135,000
CPPIB Capital, Inc. 0.110%, 07/22/2015*	3,135,000	3,134,799
John Deere Credit, Ltd. 0.120%, 07/08/2015*	2,890,000	2,889,933
Metlife Short Term Funding
0.120%, 07/27/2015*	2,805,000	2,804,757
0.140%, 07/08/2015*	2,890,000	2,889,921
UBS Finance Delaware 0.100%, 07/06/2015*	2,805,000	2,804,961
United Parcel Service, Inc. 0.010%, 07/08/2015*	2,685,000	2,684,995
U.S. Treasury Notes - 0.3%
U.S. Treasury Notes
0.250%, 08/15/2015 to 12/15/2015	18,640,000	18,646,897
1.250%, 09/30/2015	7,045,000	7,065,917
TOTAL SHORT-TERM INVESTMENTS (Cost $52,171,875)		$52,147,155
Total Investments (Lifestyle Balanced MVP) (Cost $8,383,045,802) - 99.8%		$9,443,242,737
Other assets and liabilities, net - 0.2%		22,584,331
TOTAL NET ASSETS - 100.0%		$9,465,827,068

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 39.1%
Alpha Opportunities, Series NAV (Wellington)	3,436,089	$48,345,778
Blue Chip Growth, Series NAV (T. Rowe Price)	1,310,235	50,037,873
Capital Appreciation, Series NAV (Jennison)	1,464,944	24,669,664
Equity Income, Series NAV (T. Rowe Price)	5,200,230	97,660,324
Fundamental All Cap Core, Series NAV (John Hancock) (A)(1)	5,280,397	83,588,678
International Core, Series NAV (GMO)	5,162,042	57,763,253
International Growth Opportunities, Series NAV (Baillie Gifford)	1,562,812	20,941,684
International Growth Stock, Series NAV (Invesco)	2,231,895	38,343,950
International Value, Series NAV (Templeton)	5,140,832	67,396,301
Mid Cap Stock, Series NAV (Wellington)	1,206,801	24,642,883
Mid Value, Series NAV (T. Rowe Price)	1,714,491	24,585,802
Small Cap Growth, Series NAV (Wellington)	1,035,463	12,870,800
Small Cap Value, Series NAV (Wellington)	551,976	14,240,976
Small Company Growth, Series NAV (Invesco) (I)	337,763	10,159,911
Small Company Value, Series NAV (T. Rowe Price)	620,262	15,382,501
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	24,796,677	437,165,408
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,480,810	24,359,317
U.S. Equity, Series NAV (GMO)	1,271,216	24,610,745

7

The accompanying notes are an integral part of the financial statements.

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - (continued)
Fixed income - 59.3%
Bond, Series NAV (John Hancock) (A)(1)	76,490,317	$1,045,622,632
Core Bond, Series NAV (Wells Capital)	10,743,613	141,385,943
Global Bond, Series NAV (PIMCO)	5,241,968	63,270,555
New Income, Series NAV (T. Rowe Price)	18,773,190	244,614,661
Short Term Government Income, Series NAV (John Hancock) (A)(1)	1,747,007	21,820,113
Total Return, Class NAV (PIMCO)	8,674,356	118,144,724
Alternative - 0.5%
Global Conservative Absolute Return, Series NAV (Standard Life)	1,419,712	13,969,966
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,507,450,568)		$2,725,594,442
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%, 07/02/2015*	$1,315,000	$1,314,993
Caisse Centrale Desjardins 0.120%, 07/02/2015*	1,390,000	1,389,995
Commonwealth Bank of Australia 0.100%, 07/01/2015*	1,375,000	1,375,000
CPPIB Capital, Inc. 0.110%, 07/22/2015*	1,375,000	1,374,912
John Deere Credit, Ltd. 0.120%, 07/08/2015*	1,290,000	1,289,970
Metlife Short Term Funding
0.120%, 07/27/2015*	1,245,000	1,244,892
0.140%, 07/08/2015*	1,290,000	1,289,965
UBS Finance Delaware 0.100%, 07/06/2015*	1,245,000	1,244,983
United Parcel Service, Inc. 0.010%, 07/08/2015*	1,265,000	1,264,998
U.S. Treasury Notes - 0.4%
U.S. Treasury Notes
0.250%, 08/15/2015 to 12/15/2015	8,815,000	8,818,355
1.250%, 09/30/2015	2,785,000	2,793,269
TOTAL SHORT-TERM INVESTMENTS (Cost $23,412,322)		$23,401,332
Total Investments (Lifestyle Moderate MVP) (Cost $2,530,862,890) - 99.7%		$2,748,995,774
Other assets and liabilities, net - 0.3%		8,334,807
TOTAL NET ASSETS - 100.0%		$2,757,330,581

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 18.9%
Blue Chip Growth, Series NAV (T. Rowe Price)	463,165	$17,688,283
Capital Appreciation, Series NAV (Jennison)	579,249	9,754,556
Equity Income, Series NAV (T. Rowe Price)	1,454,086	27,307,726
Fundamental All Cap Core, Series NAV (John Hancock) (A)(1)	2,185,831	34,601,708
International Core, Series NAV (GMO)	2,086,353	23,346,294
International Growth Opportunities, Series NAV (Baillie Gifford)	314,795	4,218,249
International Growth Stock, Series NAV (Invesco)	396,935	6,819,344
International Value, Series NAV (Templeton)	1,926,775	25,260,014
Mid Cap Stock, Series NAV (Wellington)	435,846	8,899,965
Mid Value, Series NAV (T. Rowe Price)	620,214	8,893,874
AFFILIATED INVESTMENT COMPANIES - (continued)
Equity - (continued)
Small Cap Growth, Series NAV (Wellington)	575,347	$7,151,563
Small Cap Value, Series NAV (Wellington)	456,786	11,785,084
Strategic Equity Allocation, Series NAV (John Hancock) (A)(1)	7,598,370	133,959,260
Fixed income - 79.3%
Bond, Series NAV (John Hancock) (A)(1)	62,888,780	859,689,629
Core Bond, Series NAV (Wells Capital)	8,758,236	115,258,391
Global Bond, Series NAV (PIMCO)	4,739,734	57,208,590
New Income, Series NAV (T. Rowe Price)	15,387,801	200,503,046
Short Term Government Income, Series NAV (John Hancock) (A)(1)	1,518,302	18,963,598
Total Return, Class NAV (PIMCO)	6,573,685	89,533,587
Alternative - 0.7%
Global Conservative Absolute Return, Series NAV (Standard Life)	1,192,189	11,731,142
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,646,720,629)		$1,672,573,903
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%, 07/02/2015*	$785,000	$784,996
Caisse Centrale Desjardins 0.120%, 07/02/2015*	815,000	814,997
Commonwealth Bank of Australia 0.100%, 07/01/2015*	800,000	800,000
CPPIB Capital, Inc. 0.110%, 07/22/2015*	800,000	799,949
John Deere Credit, Ltd. 0.120%, 07/08/2015*	760,000	759,982
Metlife Short Term Funding
0.120%, 07/27/2015*	725,000	724,937
0.140%, 07/08/2015*	760,000	759,979
UBS Finance Delaware 0.100%, 07/06/2015*	725,000	724,990
United Parcel Service, Inc. 0.010%, 07/08/2015*	770,000	769,999
U.S. Treasury Notes - 0.4%
U.S. Treasury Notes 0.250%, 07/31/2015 to 12/15/2015	6,380,000	6,382,024
TOTAL SHORT-TERM INVESTMENTS (Cost $13,324,680)		$13,321,853
Total Investments (Lifestyle Conservative MVP) (Cost $1,660,045,309) - 99.7%		$1,685,895,756
Other assets and liabilities, net - 0.3%		4,343,313
TOTAL NET ASSETS - 100.0%		$1,690,239,069

Footnotes
Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.
1	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

8

The accompanying notes are an integral part of the financial statements.

Investment companies
Underlying Funds’ Investment Managers
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company, LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

9
The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Investments in securities, at value	$5,051,848	$51,895,247	$52,147,155	$23,401,332	$13,321,853
Investments in affiliated funds, at value	424,388,982	11,719,406,949	9,391,095,582	2,725,594,442	1,672,573,903
Total investments, at value	429,440,830	11,771,302,196	9,443,242,737	2,748,995,774	1,685,895,756
Cash	608,949	455,183	1,940,483	2,022,903	2,120,228
Cash held at broker for futures contracts	—	33,966,460	20,786,656	6,482,928	2,305,566
Receivable for investments sold	153,236	5,841,670	4,086,672	1,524,732	—
Receivable for fund shares sold	3,321	291,477	—	79,215	105,249
Dividends and interest receivable	3,407	24,140	31,808	13,212	3,800
Receivable for futures variation margin	16,098	164,493	223,709	—	7,140
Receivable due from advisor	—	15,926	13,567	3,566	1,899
Other assets	898	23,995	24,114	5,674	3,453
Total assets	430,226,739	11,812,085,540	9,470,349,746	2,759,128,004	1,690,443,091

Liabilities
Payable for investments purchased	—	—	—	—	56,552
Payable for fund shares repurchased	155,069	6,048,466	4,023,421	1,583,968	36,424
Payable for futures variation margin	—	—	—	52,002	—
Payable to affiliates
Accounting and legal services fees	12,678	352,952	280,938	81,688	50,604
Trustees’ fees	377	11,280	8,684	2,523	1,615
Other liabilities and accrued expenses	36,538	243,483	209,635	77,242	58,827
Total liabilities	204,662	6,656,181	4,522,678	1,797,423	204,022
Net assets	$430,022,077	$11,805,429,359	$9,465,827,068	$2,757,330,581	$1,690,239,069

Net assets consist of
Paid-in capital	$397,021,832	$9,986,294,352	$7,682,555,234	$2,284,682,107	$1,565,593,336
Undistributed net investment income (loss)	(276,344)	(14,940,857)	(10,085,642)	(3,081,526)	(1,821,995)
Accumulated undistributed net realized gain (loss) on investments	(28,768,280)	(144,074,383)	736,901,965	258,496,822	100,960,388
Net unrealized appreciation (depreciation) on investments	62,044,869	1,978,150,247	1,056,455,511	217,233,178	25,507,340
Net assets	$430,022,077	$11,805,429,359	$9,465,827,068	$2,757,330,581	$1,690,239,069
Investments in securities, at cost	$5,054,454	$51,916,486	$52,171,875	$23,412,322	$13,324,680
Investments in affiliated funds, at cost	$362,356,352	$9,729,057,701	$8,330,873,927	$2,507,450,568	$1,646,720,629

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$94,668,322	$802,923,951	$743,485,201	$274,843,836	$183,251,031
Shares outstanding	8,730,088	56,364,935	52,769,878	20,338,332	14,988,716
Net asset value, offering price and redemption price per share	$10.84	$14.25	$14.09	$13.51	$12.23

Series II
Net assets	$121,058,338	$10,301,477,129	$7,449,993,037	$2,366,053,543	$1,455,927,436
Shares outstanding	11,202,735	725,694,452	531,756,407	176,152,812	119,940,319
Net asset value, offering price and redemption price per share	$10.81	$14.20	$14.01	$13.43	$12.14

Series NAV
Net assets	$214,295,417	$701,028,279	$1,272,348,830	$116,433,202	$51,060,602
Shares outstanding	19,750,470	49,142,692	90,106,401	8,608,632	4,167,463
Net asset value, offering price and redemption price per share	$10.85	$14.27	$14.12	$13.53	$12.25

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Income distributions received from affiliated funds	—	$1,289,065	$1,744,169	$614,829	$465,936
Interest	$11,886	145,538	159,737	72,108	54,384
Total investment income	11,886	1,434,603	1,903,906	686,937	520,320

Expenses
Investment management fees	105,761	2,865,589	2,267,731	691,392	430,820
Series I distribution and service fees	25,168	206,511	189,861	70,233	46,907
Series II distribution and service fees	160,548	13,474,712	9,691,722	3,059,045	1,904,416
Accounting and legal services fees	25,215	704,130	560,249	162,946	101,273
Professional fees	18,244	86,845	72,346	32,093	25,797
Printing and postage	4,427	157,512	137,100	36,243	22,484
Custodian fees	8,205	8,205	8,205	8,205	8,205
Trustees’ fees	3,028	85,752	67,704	19,678	12,307
Registration and filing fees	6,176	8,319	8,576	7,669	7,419
Other	2,110	36,811	28,824	9,451	6,738
Total expenses before reductions	358,882	17,634,386	13,032,318	4,096,955	2,566,366
Less expense reductions	(70,652)	(1,258,926)	(1,031,683)	(326,979)	(222,148)
Net expenses	288,230	16,375,460	12,000,635	3,769,976	2,344,218
Net investment income (loss)	(276,344)	(14,940,857)	(10,096,729)	(3,083,039)	(1,823,898)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in securities	(35,382)	(147,424)	173,372	(107,003)	(88,061)
Investments in affiliated funds	17,260,236	289,199,921	181,948,254	42,940,757	15,629,992
Futures contracts	(11,465,778)	(183,888,979)	480,849	8,191,553	3,179,549
	5,759,076	105,163,518	182,602,475	51,025,307	18,721,480
Change in net unrealized appreciation (depreciation) of
Investments in securities and translation of assets and liabilities in foreign currencies	20,739	(88,699)	338,311	193,404	88,338
Investments in affiliated funds	(2,834,412)	13,718,557	(5,330,395)	296,098	(469,344)
Futures contracts	1,229,226	(4,098,413)	(10,245,136)	(3,168,554)	(1,160,296)
	(1,584,447)	9,531,445	(15,237,220)	(2,679,052)	(1,541,302)

Net realized and unrealized gain (loss)	4,174,629	114,694,963	167,365,255	48,346,255	17,180,178

Increase (decrease) in net assets from operations	$3,898,285	$99,754,106	$157,268,526	$45,263,216	$15,356,280

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Aggressive MVP		Lifestyle Growth MVP		Lifestyle Balanced MVP
Increase (decrease) in net assets	Six months ended 6/30/15 (unaudited)	Year ended 12/31/14	Six months ended 6/30/15 (unaudited)	Year ended 12/31/14	Six months ended 6/30/15 (unaudited)	Year ended 12/31/14
From operations
Net investment income (loss)	($276,344)	$4,757,649	($14,940,857)	$208,001,078	($10,096,729)	$201,557,647
Net realized gain (loss)	5,759,076	52,120,026	105,163,518	1,063,937,607	182,602,475	897,989,782
Change in net unrealized appreciation (depreciation)	(1,584,447)	(49,877,209)	9,531,445	(978,830,558)	(15,237,220)	(653,982,317)
Increase (decrease) in net assets resulting from operations	3,898,285	7,000,466	99,754,106	293,108,127	157,268,526	445,565,112

Distributions to shareholders
From net investment income
Series I	—	(1,149,223)	—	(15,137,315)	—	(16,518,925)
Series II	—	(1,224,888)	—	(179,981,176)	—	(156,776,222)
Series NAV	—	(2,385,658)	—	(12,986,583)	—	(28,338,214)
From net realized gain
Series I	—	(1,866,670)	—	(8,641,015)	—	(5,553,969)
Series II	—	(2,438,986)	—	(115,550,258)	—	(58,036,225)
Series NAV	—	(3,704,960)	—	(7,212,765)	—	(9,314,127)
Total distributions	—	(12,770,385)	—	(339,509,112)	—	(274,537,682)
From portfolio share transactions	(25,630,374)	(49,803,802)	(1,001,996,458)	(2,860,037,502)	(722,486,159)	(2,124,261,553)
Total increase (decrease)	(21,732,089)	(55,573,721)	(902,242,352)	(2,906,438,487)	(565,217,633)	(1,953,234,123)

Net assets
Beginning of period	451,754,166	507,327,887	12,707,671,711	15,614,110,198	10,031,044,701	11,984,278,824
End of period	$430,022,077	$451,754,166	$11,805,429,359	$12,707,671,711	$9,465,827,068	$10,031,044,701

Undistributed net investment income (loss)	($276,344)	—	($14,940,857)	—	($10,085,642)	$11,087

	Lifestyle Moderate MVP		Lifestyle Conservative MVP
Increase (decrease) in net assets	Six months ended 6/30/15 (unaudited)	Year ended 12/31/14	Six months ended 6/30/15 (unaudited)	Year ended 12/31/14
From operations
Net investment income (loss)	($3,083,039)	$63,394,641	($1,823,898)	$45,652,154
Net realized gain (loss)	51,025,307	257,871,528	18,721,480	97,719,599
Change in net unrealized appreciation (depreciation)	(2,679,052)	(173,423,657)	(1,541,302)	(45,849,046)
Increase (decrease) in net assets resulting from operations	45,263,216	147,842,512	15,356,280	97,522,707

Distributions to shareholders
From net investment income
Series I	—	(6,728,032)	—	(5,025,262)
Series II	—	(53,946,125)	—	(39,304,101)
Series NAV	—	(2,742,937)	—	(1,339,529)
From net realized gain
Series I	—	(15,751,547)	—	(11,305,316)
Series II	—	(138,851,404)	—	(98,880,117)
Series NAV	—	(5,889,974)	—	(2,811,879)
Total distributions	—	(223,910,019)	—	(158,666,204)
From portfolio share transactions	(204,771,833)	(465,732,957)	(148,159,695)	(395,778,291)
Total increase (decrease)	(159,508,617)	(541,800,464)	(132,803,415)	(456,921,788)

Net assets
Beginning of period	2,916,839,198	3,458,639,662	1,823,042,484	2,279,964,272
End of period	$2,757,330,581	$2,916,839,198	$1,690,239,069	$1,823,042,484

Undistributed net investment income (loss)	($3,081,526)	$1,513	($1,821,995)	$1,903

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive MVP
SERIES I
06-30-2015[5]	10.75	—	[6]	0.09	0.09	—	—	—	—	10.84	0.84	[7]	0.13	[8]	0.10	[8]	(0.05)[7]	95	5
12-31-2014	10.91	0.11		0.05	0.16	(0.12)	(0.20)	—	(0.32)	10.75	1.40		0.13		0.10		1.03	105	31
12-31-2013	8.81	0.11		2.24	2.35	(0.11)	(0.14)	—	(0.25)	10.91	26.72		0.13		0.12		1.13	123	21
12-31-2012	7.66	0.07		1.20	1.27	(0.08)	(0.04)	—	(0.12)	8.81	16.61		0.12		0.12		0.87	95	18
12-31-2011	8.35	0.07		(0.61)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.50)		0.12		0.12		0.84	107	23
12-31-2010	7.30	0.08		1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44		0.12		0.12		1.02	129	23
SERIES II
06-30-2015[5]	10.73	(0.02)		0.10	0.08	—	—	—	—	10.81	0.75	[7]	0.33	[8]	0.30	[8]	(0.14)[7]	121	5
12-31-2014	10.88	0.09		0.06	0.15	(0.10)	(0.20)	—	(0.30)	10.73	1.29		0.33		0.30		0.78	136	31
12-31-2013	8.79	0.08		2.24	2.32	(0.09)	(0.14)	—	(0.23)	10.88	26.43		0.33		0.32		0.83	189	21
12-31-2012	7.64	0.06		1.20	1.26	(0.07)	(0.04)	—	(0.11)	8.79	16.43		0.32		0.32		0.68	176	18
12-31-2011	8.33	0.05		(0.61)	(0.56)	(0.06)	(0.07)	—	(0.13)	7.64	(6.72)		0.32		0.32		0.65	181	23
12-31-2010	7.29	0.06		1.12	1.18	(0.07)	(0.07)	—	(0.14)	8.33	16.12		0.32		0.32		0.82	224	23
SERIES NAV
06-30-2015[5]	10.76	—	[6]	0.09	0.09	—	—	—	—	10.85	0.84	[7]	0.08	[8]	0.05	[8]	(0.02)[7]	214	5
12-31-2014	10.91	0.13		0.05	0.18	(0.13)	(0.20)	—	(0.33)	10.76	1.54		0.08		0.05		1.15	210	31
12-31-2013	8.81	0.12		2.24	2.36	(0.12)	(0.14)	—	(0.26)	10.91	26.77		0.08		0.07		1.17	196	21
12-31-2012	7.66	0.09		1.19	1.28	(0.09)	(0.04)	—	(0.13)	8.81	16.67		0.07		0.07		1.06	152	18
12-31-2011	8.35	0.09		(0.63)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.46)		0.07		0.07		1.06	118	23
12-31-2010	7.30	0.09		1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50		0.07		0.07		1.14	99	23
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.07%, 0.52% – 1.08%, 0.69% – 1.12%, 0.70% – 1.10%, 0.48% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11, and 12-31-10, respectively. 5. Six months ended 6-30-15. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Lifestyle Growth MVP
SERIES I
06-30-2015[5]	14.13	(0.01)		0.13	0.12	—	—	—	—	14.25	0.78	[6]	0.11	[7]	0.09	[7]	(0.05)[6]	803	2
12-31-2014	14.23	0.25		0.06	0.31	(0.26)	(0.15)	—	(0.41)	14.13	2.16		0.12		0.10		1.73	839	18
12-31-2013	12.21	0.23		2.13	2.36	(0.24)	(0.10)	—	(0.34)	14.23	19.34		0.11		0.11		1.73	917	11
12-31-2012	10.92	0.18		1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87		0.11		0.11		1.50	807	39	[8]
12-31-2011	11.42	0.22		(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)		0.11		0.11		1.92	726	9	[8]
12-31-2010	10.34	0.19		1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02		0.11		0.11		1.81	742	23
SERIES II
06-30-2015[5]	14.10	(0.02)		0.12	0.10	—	—	—	—	14.20	0.71	[6]	0.31	[7]	0.29	[7]	(0.17)[6]	10,301	2
12-31-2014	14.19	0.21		0.08	0.29	(0.23)	(0.15)	—	(0.38)	14.10	2.04		0.32		0.30		1.47	11,165	18
12-31-2013	12.18	0.20		2.12	2.32	(0.21)	(0.10)	—	(0.31)	14.19	19.09		0.31		0.31		1.50	14,027	11
12-31-2012	10.90	0.15		1.33	1.48	(0.16)	(0.04)	—	(0.20)	12.18	13.59		0.31		0.31		1.27	12,818	39	[8]
12-31-2011	11.40	0.19		(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)		0.31		0.31		1.66	12,007	9	[8]
12-31-2010	10.32	0.17		1.15	1.32	(0.17)	(0.07)	—	(0.24)	11.40	12.83		0.31		0.31		1.59	13,186	23
SERIES NAV
06-30-2015[5]	14.15	—	[9]	0.12	0.12	—	—	—	—	14.27	0.85	[6]	0.06	[7]	0.04	[7]	(0.02)[6]	701	2
12-31-2014	14.24	0.27		0.06	0.33	(0.27)	(0.15)	—	(0.42)	14.15	2.28		0.07		0.05		1.86	703	18
12-31-2013	12.22	0.25		2.11	2.36	(0.24)	(0.10)	—	(0.34)	14.24	19.38		0.06		0.06		1.87	670	11
12-31-2012	10.93	0.19		1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91		0.06		0.06		1.58	521	39	[8]
12-31-2011	11.43	0.24		(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)		0.06		0.06		2.05	435	9	[8]
12-31-2010	10.35	0.21		1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05		0.06		0.06		1.93	405	23
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds help by the portfolio. The range of expense ratios from the underlying funds held by the portfolio was as follows: 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11, and 12-31-10, respectively. 5. Six months ended 6-30-15. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity. 9. Less than $0.005 per share.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Lifestyle Balanced MVP
SERIES I
06-30-2015[5]	13.87	—	[6]	0.22	0.22	—	—	—	—	14.09	1.59	[7]	0.11	[8]	0.09	[8]	(0.03)[7]	743	4
12-31-2014	13.69	0.29		0.30	0.59	(0.31)	(0.10)	—	(0.41)	13.87	4.29		0.11		0.10		2.05	768	20
12-31-2013	12.48	0.26		1.33	1.59	(0.27)	(0.11)	—	(0.38)	13.69	12.78		0.11		0.11		1.98	863	9
12-31-2012	11.41	0.22		1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87		0.11		0.11		1.82	834	32
12-31-2011	11.74	0.28		(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62		0.11		0.11		2.38	823	10
12-31-2010	10.79	0.25		1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75		0.11		0.11		2.19	832	30
SERIES II
06-30-2015[5]	13.80	(0.02)		0.23	0.21	—	—	—	—	14.01	1.52	[7]	0.31	[8]	0.29	[8]	(0.13)[7]	7,450	4
12-31-2014	13.63	0.25		0.30	0.55	(0.28)	(0.10)	—	(0.38)	13.80	4.03		0.31		0.30		1.80	7,970	20
12-31-2013	12.43	0.23		1.33	1.56	(0.25)	(0.11)	—	(0.36)	13.63	12.54		0.31		0.31		1.75	9,777	9
12-31-2012	11.36	0.20		1.13	1.33	(0.21)	(0.05)	—	(0.26)	12.43	11.70		0.31		0.31		1.62	9,828	32
12-31-2011	11.69	0.25		(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42		0.31		0.31		2.09	9,776	10
12-31-2010	10.75	0.22		1.01	1.23	(0.22)	(0.07)	—	(0.29)	11.69	11.49		0.31		0.31		1.99	10,775	30
SERIES NAV
06-30-2015[5]	13.89	—	[6]	0.23	0.23	—	—	—	—	14.12	1.66	[7]	0.06	[8]	0.04	[8]	— [6,7]	1,272	4
12-31-2014	13.72	0.30		0.28	0.58	(0.31)	(0.10)	—	(0.41)	13.89	4.26		0.06		0.05		2.15	1,293	20
12-31-2013	12.50	0.28		1.33	1.61	(0.28)	(0.11)	—	(0.39)	13.72	12.90		0.06		0.06		2.07	1,344	9
12-31-2012	11.43	0.23		1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90		0.06		0.06		1.91	1,237	32
12-31-2011	11.76	0.28		(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67		0.06		0.06		2.39	1,168	10
12-31-2010	10.81	0.25		1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78		0.06		0.06		2.20	1,254	30
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, and 0.48% – 1.10% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11, and 12-31-10, respectively. 5. Six months ended 6-30-15. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Lifestyle Moderate MVP
SERIES I
06-30-2015[5]	13.30	—	[6]	0.21	0.21	—	—	—	—	13.51	1.58	[7]	0.12	[8]	0.10	[8]	(0.02)[7]	275	5
12-31-2014	13.68	0.31		0.37	0.68	(0.32)	(0.74)	—	(1.06)	13.30	4.94		0.12		0.10		2.24	289	26
12-31-2013	12.78	0.29		1.02	1.31	(0.30)	(0.11)	—	(0.41)	13.68	10.22		0.11		0.11		2.14	320	7
12-31-2012	11.84	0.26		1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67		0.11		0.11		2.07	315	26
12-31-2011	12.01	0.32		(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33		0.11		0.11		2.65	301	12
12-31-2010	11.15	0.27		0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55		0.11		0.11		2.31	307	29
SERIES II
06-30-2015[5]	13.23	(0.02)		0.22	0.20	—	—	—	—	13.43	1.51	[7]	0.32	[8]	0.30	[8]	(0.12)[7]	2,366	5
12-31-2014	13.62	0.27		0.37	0.64	(0.29)	(0.74)	—	(1.03)	13.23	4.68		0.32		0.30		1.98	2,513	26
12-31-2013	12.73	0.25		1.02	1.27	(0.27)	(0.11)	—	(0.38)	13.62	9.97		0.31		0.31		1.89	3,037	7
12-31-2012	11.79	0.23		1.00	1.23	(0.24)	(0.05)	—	(0.29)	12.73	10.50		0.31		0.31		1.86	3,157	26
12-31-2011	11.96	0.29		(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13		0.31		0.31		2.42	3,116	12
12-31-2010	11.10	0.24		0.91	1.15	(0.24)	(0.05)	—	(0.29)	11.96	10.39		0.31		0.31		2.10	3,272	29
SERIES NAV
06-30-2015[5]	13.31	—	[6]	0.22	0.22	—	—	—	—	13.53	1.65	[7]	0.07	[8]	0.05	[8]	— [6,7]	116	5
12-31-2014	13.69	0.34		0.35	0.69	(0.33)	(0.74)	—	(1.07)	13.31	4.99		0.07		0.05		2.46	115	26
12-31-2013	12.79	0.30		1.02	1.32	(0.31)	(0.11)	—	(0.42)	13.69	10.27		0.06		0.06		2.23	102	7
12-31-2012	11.85	0.28		0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71		0.06		0.06		2.23	91	26
12-31-2011	12.02	0.38		(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38		0.06		0.06		3.07	75	12
12-31-2010	11.15	0.29		0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69		0.06		0.06		2.51	53	29
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, and 0.49% – 1.23% for the periods ended 6-30-15, 12-31-14 12-31-13, 12-31-12, 12-31-11, and 12-31-10, respectively. 5. Six months ended 6-30-15. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Lifestyle Conservative MVP
SERIES I
06-30-2015[5]	12.12	—	[6]	0.11	0.11	—	—	—	—	12.23	0.91	[7]	0.12	[8]	0.09	[8]	(0.02)[7]	183	6
12-31-2014	12.58	0.32		0.31	0.63	(0.33)	(0.76)	—	(1.09)	12.12	5.02		0.12		0.10		2.50	191	33
12-31-2013	12.96	0.29		0.21	0.50	(0.35)	(0.53)	—	(0.88)	12.58	3.88		0.11		0.11		2.24	218	5
12-31-2012	12.56	0.33		0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52		0.11		0.11		2.51	274	22
12-31-2011	12.57	0.42		0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23		0.11		0.11		3.27	252	17
12-31-2010	11.83	0.29		0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12		0.11		0.11		2.36	247	34
SERIES II
06-30-2015[5]	12.05	(0.01)		0.10	0.09	—	—	—	—	12.14	0.75	[7]	0.32	[8]	0.29	[8]	(0.12)[7]	1,456	6
12-31-2014	12.51	0.29		0.32	0.61	(0.31)	(0.76)	—	(1.07)	12.05	4.84		0.32		0.30		2.25	1,583	33
12-31-2013	12.89	0.26		0.22	0.48	(0.33)	(0.53)	—	(0.86)	12.51	3.69		0.31		0.31		1.99	2,014	5
12-31-2012	12.50	0.30		0.73	1.03	(0.30)	(0.34)	—	(0.64)	12.89	8.27		0.31		0.31		2.29	2,613	22
12-31-2011	12.51	0.39		0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04		0.31		0.31		3.05	2,525	17
12-31-2010	11.78	0.27		0.77	1.04	(0.27)	(0.04)	—	(0.31)	12.51	8.87		0.31		0.31		2.20	2,572	34
SERIES NAV
06-30-2015[5]	12.14	—	[6]	0.11	0.11	—	—	—	—	12.25	0.91	[7]	0.07	[8]	0.04	[8]	0.01 [7]	51	6
12-31-2014	12.61	0.35		0.28	0.63	(0.34)	(0.76)	—	(1.10)	12.14	4.97		0.07		0.05		2.71	50	33
12-31-2013	12.98	0.33		0.19	0.52	(0.36)	(0.53)	—	(0.89)	12.61	4.00		0.06		0.06		2.50	48	5
12-31-2012	12.58	0.36		0.71	1.07	(0.33)	(0.34)	—	(0.67)	12.98	8.55		0.06		0.06		2.77	50	22
12-31-2011	12.59	0.46		0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27		0.06		0.06		3.57	34	17
12-31-2010	11.84	0.33		0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25		0.06		0.06		2.67	30	34
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, and 0.48% – 1.02% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11, and 12-31-10, respectively. 5. Six months ended 6-30-15. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

15

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The trust is a series company with multiple investment series, five of which (collectively, Lifestyle Portfolios or the portfolios, and individually the portfolio) are presented in this report. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor). The portfolios operate as “funds of funds” that invest primarily in shares of affiliated underlying funds of the Trust or affiliates of the Trust. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The investment objectives of the portfolios are as follows:

Lifestyle Aggressive MVP

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Growth MVP

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Balanced MVP

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Moderate MVP

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Conservative MVP

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments, including futures, are categorized as Level 1 under the hierarchy described above except for short-term investments which are categorized as Level 2.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

16

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

In addition, during the six months ended June 30, 2015 the portfolios and other affiliated funds had an agreement with Citibank N.A. that enabled them to participate in a $300 million unsecured committed line of credit. Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations.

Commitment fees for the six months ended June 30, 2015 were as follows:

Portfolio	Commitment Fee
Lifestyle Aggressive MVP	$313
Lifestyle Growth MVP	2,601
Lifestyle Balanced MVP	2,078
Lifestyle Moderate MVP	766
Lifestyle Conservative MVP	568

For the six months ended June 30, 2015, the portfolios had no borrowings under either line of credit.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2014:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31,
Portfolio	2017	2018
Lifestyle Aggressive MVP	$1,132,225	$22,833,335
Lifestyle Growth MVP	—	130,249,379
Lifestyle Balanced MVP	—	—
Lifestyle Moderate MVP	—	—
Lifestyle Conservative MVP	—	—

As of December 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive MVP	$379,165,849	$60,404,606	($10,129,625)	$50,274,981
Lifestyle Growth MVP	9,908,075,561	1,949,138,267	(85,911,632)	1,863,226,635
Lifestyle Balanced MVP	8,481,427,324	1,069,912,491	(108,097,078)	961,815,413
Lifestyle Moderate MVP	2,550,680,497	222,909,366	(24,594,089)	198,315,277
Lifestyle Conservative MVP	1,669,721,772	41,283,719	(25,109,735)	16,173,984

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

17

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table summarizes contracts held at June 30, 2015, and the range of futures contracts notional amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used future contracts during the six months ended June 30, 2015.

Lifestyle Aggressive MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $21.9 million to $75.0 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Aggressive MVP	Euro FX Futures	11	Short	Sep 2015	($1,540,378)	($1,533,950)	$6,428
	Euro STOXX 50 Index Futures	39	Short	Sep 2015	(1,498,664)	(1,493,943)	4,721
	FTSE 100 Index Futures	18	Short	Sep 2015	(1,839,193)	(1,836,665)	2,528
	Great British Pound Currency Futures	19	Short	Sep 2015	(1,868,472)	(1,867,344)	1,128
	Japanese Yen Currency Futures	6	Short	Sep 2015	(614,344)	(613,688)	656
	Mini MSCI Emerging Markets Index Futures	45	Short	Sep 2015	(2,158,992)	(2,158,650)	342
	Russell 2000 Mini Index Futures	14	Short	Sep 2015	(1,746,186)	(1,750,560)	(4,374)
	S&P 500 Index E-Mini Futures	74	Short	Sep 2015	(7,602,396)	(7,601,280)	1,116
	S&P Mid 400 Index E-Mini Futures	20	Short	Sep 2015	(2,999,752)	(2,996,200)	3,552
							$16,097

Lifestyle Growth MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $792.9 million to $1.4 billion, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Growth MVP	Euro FX Futures	359	Long	Sep 2015	$50,849,608	$50,062,550	($787,058)
	Euro STOXX 50 Index Futures	1,235	Long	Sep 2015	47,305,330	47,308,196	2,866
	FTSE 100 Index Futures	645	Long	Sep 2015	67,427,871	65,813,845	(1,614,026)
	Great British Pound Currency Futures	684	Long	Sep 2015	67,197,156	67,224,375	27,219
	Japanese Yen Currency Futures	363	Long	Sep 2015	36,911,961	37,128,094	216,133
	Mini MSCI Emerging Markets Index Futures	1,152	Long	Sep 2015	55,895,652	55,261,440	(634,212)
	Russell 2000 Mini Index Futures	395	Long	Sep 2015	50,090,669	49,390,800	(699,869)
	S&P 500 Index E-Mini Futures	2,855	Long	Sep 2015	299,235,720	293,265,600	(5,970,120)
	S&P Mid 400 Index E-Mini Futures	640	Long	Sep 2015	98,126,771	95,878,400	(2,248,371)
	Nikkei 225 Futures	227	Long	Sep 2015	37,379,022	37,522,654	143,632
							($11,563,806)

18

DERIVATIVE INSTRUMENTS, CONTINUED

Lifestyle Balanced MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $183.7 million to $530.3 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Balanced MVP	Euro FX Futures	212	Long	Sep 2015	$29,505,728	$29,563,400	$57,672
	Euro STOXX 50 Index Futures	757	Long	Sep 2015	28,990,441	28,997,817	7,376
	FTSE 100 Index Futures	414	Long	Sep 2015	43,421,414	42,243,305	(1,178,109)
	Great British Pound Currency Futures	441	Long	Sep 2015	42,075,461	43,342,031	1,266,570
	Japanese Yen Currency Futures	238	Long	Sep 2015	23,715,917	24,342,938	627,021
	Mini MSCI Emerging Markets Index Futures	939	Long	Sep 2015	45,449,732	45,043,830	(405,902)
	Russell 2000 Mini Index Futures	224	Long	Sep 2015	28,227,868	28,008,960	(218,908)
	S&P 500 Index E-Mini Futures	1,603	Long	Sep 2015	167,080,081	164,660,160	(2,419,921)
	S&P Mid 400 Index E-Mini Futures	390	Long	Sep 2015	59,534,323	58,425,900	(1,108,423)
	Nikkei 225 Futures	150	Long	Sep 2015	25,249,908	24,794,705	(455,203)
							($3,827,827)

Lifestyle Moderate MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $151.1 million to $174.8 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Moderate MVP	Euro FX Futures	89	Long	Sep 2015	$12,394,602	$12,411,050	$16,448
	Euro STOXX 50 Index Futures	322	Long	Sep 2015	12,336,023	12,334,606	(1,417)
	FTSE 100 Index Futures	155	Long	Sep 2015	16,210,936	15,815,730	(395,206)
	Great British Pound Currency Futures	161	Long	Sep 2015	15,402,010	15,823,281	421,271
	Japanese Yen Currency Futures	89	Long	Sep 2015	8,887,369	9,103,031	215,662
	Mini MSCI Emerging Markets Index Futures	237	Long	Sep 2015	11,456,993	11,368,890	(88,103)
	Russell 2000 Mini Index Futures	113	Long	Sep 2015	14,215,714	14,129,520	(86,194)
	S&P 500 Index E-Mini Futures	540	Long	Sep 2015	56,148,432	55,468,800	(679,632)
	S&P Mid 400 Index E-Mini Futures	133	Long	Sep 2015	20,241,666	19,924,730	(316,936)
	Nikkei 225 Futures	51	Long	Sep 2015	8,584,969	8,430,200	(154,769)
							($1,068,876)

Lifestyle Conservative MVP

The portfolio used futures contracts to manage volatility of returns. During the six months ended June 30, 2015 the portfolio held futures contracts with total notional values ranging from approximately $49.1 million to $65.6 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Lifestyle Conservative MVP	Euro FX Futures	35	Long	Sep 2015	$4,877,829	$4,880,750	$2,921
	Euro STOXX 50 Index Futures	128	Long	Sep 2015	4,905,166	4,903,198	(1,968)
	FTSE 100 Index Futures	58	Long	Sep 2015	6,054,956	5,918,144	(136,812)
	Great British Pound Currency Futures	60	Long	Sep 2015	5,753,979	5,896,875	142,896
	Japanese Yen Currency Futures	40	Long	Sep 2015	4,010,269	4,091,250	80,981
	Mini MSCI Emerging Markets Index Futures	146	Long	Sep 2015	7,060,424	7,003,620	(56,804)
	Russell 2000 Mini Index Futures	42	Long	Sep 2015	5,291,815	5,251,680	(40,135)
	S&P 500 Index E-Mini Futures	168	Long	Sep 2015	17,481,046	17,256,960	(224,086)
	S&P Mid 400 Index E-Mini Futures	47	Long	Sep 2015	7,152,054	7,041,070	(110,984)
	Nikkei 225 Futures	20	Long	Sep 2015	3,359,712	3,305,961	(53,751)
							($397,742)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

19

DERIVATIVE INSTRUMENTS, CONTINUED

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2015 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Lifestyle Aggressive MVP	Equity	Receivable for futures	Futures†	$12,257	($4,374)
	Foreign	Receivable for futures	Futures†	8,214	—
	Total			$20,471	($4,374)
Lifestyle Growth MVP	Equity	Receivable for futures	Futures†	$146,499	($11,166,599)
	Foreign	Receivable for futures	Futures†	243,352	(787,058)
	Total			$389,851	($11,953,657)
Lifestyle Balanced MVP	Equity	Receivable for futures	Futures†	$7,376	($5,786,466)
	Foreign	Receivable for futures	Futures†	1,951,263	—
	Total			$1,958,639	($5,786,466)
Lifestyle Moderate MVP	Equity	Receivable for futures	Futures†	—	($1,722,256)
	Foreign	Receivable for futures	Futures†	$653,380	—
	Total			$653,380	($1,722,256)
Lifestyle Conservative MVP	Equity	Receivable for futures	Futures†	—	($624,540)
	Foreign	Receivable for futures	Futures†	$226,798	—
	Total			$226,798	($624,540)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2015:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts
Lifestyle Aggressive MVP	Equity	($11,995,987)
	Foreign	530,209
	Total	($11,465,778)
Lifestyle Growth MVP	Equity	(183,939,795)
	Foreign	50,816
	Total	($183,888,979)
Lifestyle Balanced MVP	Equity	6,043,640
	Foreign	(5,562,791)
	Total	$480,849
Lifestyle Moderate MVP	Equity	9,860,506
	Foreign	(1,668,953)
	Total	$8,191,553
Lifestyle Conservative MVP	Equity	3,800,578
	Foreign	(621,029)
	Total	$3,179,549

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2015:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Futures Contracts
Lifestyle Aggressive MVP	Equity	$1,340,059
	Foreign	(110,833)
	Total	$1,229,226
Lifestyle Growth MVP	Equity	($3,788,389)
	Foreign	(310,024)
	Total	($4,098,413)
Lifestyle Balanced MVP	Equity	($13,033,323)
	Foreign	2,788,187
	Total	($10,245,136)
Lifestyle Moderate MVP	Equity	($3,938,244)
	Foreign	769,690
	Total	($3,168,554)
Lifestyle Conservative MVP	Equity	($1,443,481)
	Foreign	283,185
	Total	($1,160,296)

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service

20

GUARANTEES AND INDEMNIFICATIONS, CONTINUED

providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Funds II (JHF II) and net assets of similar funds of the Trust. The portfolios are advised by the Advisor and are distributed by the Distributor an affiliate of the Advisor. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect wholly owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

Expense reimbursements.  The Advisor contractually agreed to reimburse certain other expenses for the portfolios so that they do not exceed 0.00% aggregate daily net assets of the portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the advisory fee, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2017, and may terminate at any time thereafter.

Effective February 18, 2015, the Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio’s average net assets. This expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

The expense reductions described above for the six months ended June 30, 2015 amounted to:

Portfolio	Series I	Series II	Series NAV	Total
Lifestyle Aggressive MVP	$16,067	$20,492	$34,093	$70,652
Lifestyle Growth MVP	84,546	1,102,236	72,144	1,258,926
Lifestyle Balanced MVP	79,996	815,806	135,881	1,031,683
Lifestyle Moderate MVP	32,270	281,062	13,647	326,979
Lifestyle Conservative MVP	23,689	192,097	6,362	222,148

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2015 were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive MVP	0.02%
Lifestyle Balanced MVP	0.03%
Lifestyle Conservative MVP	0.02%
Lifestyle Growth MVP	0.03%
Lifestyle Moderate MVP	0.03%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2015 amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, Series I and Series II shares are charged Rule 12b-1 fees of 0.05% and 0.25%, respectively.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in the portfolios’ shares for the six months ended June 30, 2015 and for the year ended December 31, 2014.

Lifestyle Aggressive MVP	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	61,139	$671,523	441,351	$4,897,493
Distributions reinvested	—	—	277,194	3,015,893
Repurchased	(1,139,462)	(12,478,290)	(2,163,970)	(23,899,099)
Net decrease	(1,078,323)	($11,806,767)	(1,445,425)	($15,985,713)
Series II shares
Sold	24,019	$260,820	1,149,645	$12,631,490
Distributions reinvested	—	—	337,681	3,663,874
Repurchased	(1,541,951)	(16,770,701)	(6,096,878)	(67,065,040)
Net decrease	(1,517,932)	($16,509,881)	(4,609,552)	($50,769,676)
Series NAV shares
Sold	1,610,605	$17,510,342	3,844,860	$42,347,461
Distributions reinvested	—	—	559,795	6,090,618
Repurchased	(1,362,105)	(14,824,068)	(2,856,633)	(31,486,492)
Net increase	248,500	$2,686,274	1,548,022	$16,951,587
Total net decrease	(2,347,755)	($25,630,374)	(4,506,955)	($49,803,802)

Lifestyle Growth MVP	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	498,644	$7,140,601	2,676,637	$38,360,313
Distributions reinvested	—	—	1,666,292	23,778,330
Repurchased	(3,528,043)	(50,703,356)	(9,371,457)	(135,595,828)
Net decrease	(3,029,399)	($43,562,755)	(5,028,528)	($73,457,185)
Series II shares
Sold	11,396,037	$161,350,000	36,705,019	$525,037,241
Distributions reinvested	—	—	20,767,871	295,531,434
Repurchased	(77,763,736)	(1,111,976,640)	(253,654,184)	(3,644,948,000)
Net decrease	(66,367,699)	($950,626,640)	(196,181,294)	($2,824,379,325)
Series NAV shares
Sold	1,105,173	$15,882,026	3,611,572	$52,473,225
Distributions reinvested	—	—	1,413,510	20,199,348
Repurchased	(1,644,724)	(23,689,089)	(2,380,381)	(34,873,565)
Net increase (decrease)	(539,551)	($7,807,063)	2,644,701	$37,799,008
Total net decrease	(69,936,649)	($1,001,996,458)	(198,565,121)	($2,860,037,502)

Lifestyle Balanced MVP	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	552,529	$7,817,985	330,024	$4,649,137
Distributions reinvested	—	—	1,581,137	22,072,894
Repurchased	(3,178,700)	(44,954,495)	(9,532,733)	(133,800,741)
Net decrease	(2,626,171)	($37,136,510)	(7,621,572)	($107,078,710)
Series II shares
Sold	—	—	11,410,630	$157,500,000
Distributions reinvested	—	—	15,465,098	214,812,447
Repurchased	(45,653,892)	($643,615,968)	(166,858,846)	(2,319,703,202)
Net decrease	(45,653,892)	($643,615,968)	(139,983,118)	($1,947,390,755)
Series NAV shares
Sold	197,473	$2,793,649	834,490	$11,719,574
Distributions reinvested	—	—	2,693,275	37,652,341
Repurchased	(3,132,580)	(44,527,330)	(8,492,218)	(119,164,003)
Net decrease	(2,935,107)	($41,733,681)	(4,964,453)	($69,792,088)
Total net decrease	(51,215,170)	($722,486,159)	(152,569,143)	($2,124,261,553)

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PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Moderate MVP	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	335,896	$4,560,701	959,795	$13,385,265
Distributions reinvested	—	—	1,652,066	22,479,580
Repurchased	(1,715,206)	(23,256,105)	(4,267,770)	(59,084,315)
Net decrease	(1,379,310)	($18,695,404)	(1,655,909)	($23,219,470)
Series II shares
Sold	265,919	$3,596,857	6,591,360	$91,417,021
Distributions reinvested	—	—	14,248,530	192,797,529
Repurchased	(14,004,445)	(189,034,512)	(53,928,502)	(743,668,646)
Net decrease	(13,738,526)	($185,437,655)	(33,088,612)	($459,454,096)
Series NAV shares
Sold	500,075	$6,766,763	1,243,818	$17,189,863
Distributions reinvested	—	—	634,549	8,632,911
Repurchased	(541,627)	(7,405,537)	(644,252)	(8,882,165)
Net increase (decrease)	(41,552)	($638,774)	1,234,115	$16,940,609
Total net decrease	(15,159,388)	($204,771,833)	(33,510,406)	($465,732,957)

Lifestyle Conservative MVP	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	394,293	$4,873,579	1,175,115	$14,898,297
Distributions reinvested	—	—	1,321,862	16,330,578
Repurchased	(1,143,639)	(14,088,811)	(4,101,348)	(52,391,497)
Net decrease	(749,346)	($9,215,232)	(1,604,371)	($21,162,622)
Series II shares
Sold	585,599	$7,166,598	8,523,829	$107,233,605
Distributions reinvested	—	—	11,254,644	138,184,218
Repurchased	(12,020,926)	(147,159,804)	(49,341,963)	(623,484,608)
Net decrease	(11,435,327)	($139,993,206)	(29,563,490)	($378,066,785)
Series NAV shares
Sold	364,785	$4,509,880	561,981	$7,127,124
Distributions reinvested	—	—	335,448	4,151,408
Repurchased	(280,164)	(3,461,137)	(615,808)	(7,827,416)
Net increase	84,621	$1,048,743	281,621	$3,451,116
Total net decrease	(12,100,052)	($148,159,695)	(30,886,240)	($395,778,291)

7.  PURCHASE OF SALE AND SECURITIES The following summarizes the purchases and sales of the portfolios, other than short-term investments and U.S. Treasury obligations, aggregated below for the six months ended June 30, 2015.

PORTFOLIO	Purchases	Sales
Lifestyle Aggressive MVP	$16,274,909	$50,231,159
Lifestyle Growth MVP	221,377,947	1,381,586,316
Lifestyle Balanced MVP	362,994,500	1,090,135,893
Lifestyle Moderate MVP	114,332,887	316,777,466
Lifestyle Conservative MVP	88,788,525	236,156,736

Purchases and sales of U.S. Treasury Obligations are aggregated below for the six months ended June 30, 2015.

PORTFOLIO	Purchases	Sales
Lifestyle Aggressive MVP	$4,303,559	$4,087,398
Lifestyle Growth MVP	72,525,769	90,681,308
Lifestyle Balanced MVP	37,550,267	42,626,793
Lifestyle Moderate MVP	15,616,622	15,098,945
Lifestyle Conservative MVP	9,871,136	8,755,000

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investments may represent a significant portion of each underlying fund’s net assets. At June 30, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Growth MVP
	Alpha Opportunities Trust	57.30%
	Small Company Growth Trust	54.81%
	Emerging Markets Value Trust	52.63%
	US Equity Trust	50.42%
	International Growth Stock Trust	46.97%
	International Core Trust	44.13%
	Global Conservative Absolute Fund	37.96%
	All Cap Core Trust	37.43%
	International Value Trust	35.40%
	Capital Appreciation Trust	31.90%
	Strategic Equity Allocation Trust	31.49%
Lifestyle Growth MVP (continued)
	New Income Trust	30.90%
	Small Company Value Trust	29.70%
	Fundamental Large Cap Value Trust	28.60%
	Equity Income Trust	27.78%
	Small Cap Opportunities Trust	26.44%
	Blue Chip Growth Trust	20.59%
	Core Bond Trust	19.98%
	Global Bond Trust	19.80%
	Bond Trust	19.70%
	Mid Cap Stock Trust	19.17%
	Mid Value Trust	19.10%

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INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Growth MVP (continued)
	Small Cap Growth Trust	16.93%
	Strategic Growth	16.30%
	Small Cap Value Trust	13.40%
	Total Return Fund	11.25%
	Short Term Govt Income Trust	11.05%
	Small Cap Value Trust	9.42%
Lifestyle Balanced MVP
	New Income Trust	41.91%
	Global Conservative Absolute Fund	35.41%
	Small Company Growth Trust	34.97%
	Emerging Markets Value Trust	34.14%
	Alpha Opportunities Trust	31.08%
	Bond Trust	28.36%
	Global Bond Trust	27.60%
	All Cap Core Trust	27.28%
	Core Bond Trust	27.04%
	International Growth Stock Trust	25.81%
	International Core Trust	24.14%
	US Equity Trust	23.62%
	Small Company Value Trust	19.34%
	International Value Trust	18.56%
	Strategic Equity Allocation Trust	18.02%
	Short Term Govt Income Trust	17.47%
	Capital Appreciation Trust	17.13%
	Total Return Fund	15.35%
	Mid Cap Stock Trust	15.18%
	Mid Value Trust	15.09%
	Equity Income Trust	14.93%
	Fundamental Large Cap Value Trust	14.92%
Lifestyle Balanced MVP (continued)
	Blue Chip Growth Trust	10.92%
	Small Cap Growth Trust	10.72%
	Strategic Growth	8.66%
	Small Cap Value Trust	7.54%
	International Growth Opportunities Fund	6.99%
Lifestyle Moderate MVP
	Fundamental All Cap Core Fund	55.35%
	New Income Trust	14.95%
	Global Conservative Absolute Fund	13.79%
	Bond Trust	10.20%
	Core Bond Trust	9.66%
	Global Bond Trust	9.24%
	International Core Trust	8.60%
	International Growth Stock Trust	8.36%
	Small Company Growth Trust	8.07%
	International Value Trust	7.04%
	Alpha Opportunities Trust	6.65%
	Short Term Govt Income Trust	5.75%
	Total Return Fund	5.44%
	Equity Income Trust	5.29%

Lifestyle Conservative MVP
	Fundamental All Cap Core Fund	22.91%
	New Income Trust	12.26%
	Global Conservative Absolute Fund	11.58%
	Bond Trust	8.39%
	Global Bond Trust	8.36%
	Core Bond Trust	7.88%
	Short Term Govt Income Trust	5.00%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Aggressive MVP
All Cap Core	502,981	—	(64,704)	438,277	—	—	$948,414	$12,626,764
Alpha Opportunities	2,422,800	—	(334,841)	2,087,959	—	—	245,357	29,377,578
Blue Chip Growth	975,950	—	(145,818)	830,132	—	—	2,978,528	31,702,741
Capital Appreciation	1,846,835	—	(313,826)	1,533,009	—	—	2,944,773	25,815,872
Emerging Markets Value	3,729,586	—	—	3,729,586	—	—	—	33,528,982
Equity Income	2,418,476	—	(244,792)	2,173,684	—	—	1,789,050	40,821,791
Fundamental Large Cap Value	2,636,114	—	(338,167)	2,297,947	—	—	2,500,146	41,317,091
International Core	1,803,931	434,783	(80,289)	2,158,425	—	—	(131,174)	24,152,779
International Growth Opportunities	577,900	144,300	(37,233)	684,967	—	—	138,580	9,178,558
International Growth Stock	845,406	169,492	(59,659)	955,239	—	—	263,532	16,411,001
International Value	1,609,773	449,010	(30,884)	2,027,899	—	—	(56,363)	26,585,754
Mid Cap Stock	898,941	—	(145,802)	753,139	—	—	1,358,573	15,379,107
Mid Value	825,727	—	(91,967)	733,760	—	—	503,124	10,522,114
Real Estate Securities	523,907	—	(50,552)	473,355	—	—	295,525	7,810,360
Small Cap Growth	386,367	—	(52,455)	333,912	—	—	211,201	4,150,527
Small Cap Opportunities	195,741	—	(24,216)	171,525	—	—	453,008	5,636,305
Small Cap Value	124,102	—	(15,716)	108,386	—	—	176,196	2,796,372
Small Company Growth	107,128	—	(17,075)	90,053	—	—	296,760	2,708,780
Small Company Value	143,147	—	(12,768)	130,379	—	—	147,374	3,233,392
Strategic Equity Allocation	1,961,074	257,723	(449,297)	1,769,500	—	—	53,455	31,196,286
Strategic Growth	1,805,641	—	(257,690)	1,547,951	—	—	500,496	25,463,792
U.S. Equity	1,413,400	—	(175,123)	1,238,277	—	—	1,643,681	23,973,036
					—	—	$17,260,236	$424,388,982

24

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Growth MVP
All Cap Core	5,015,752	—	(635,518)	4,380,234	—	—	$6,545,447	$126,194,531
Alpha Opportunities	33,378,400	—	(3,792,048)	29,586,352	—	—	4,294,509	416,279,968
Blue Chip Growth	10,943,792	—	(1,518,397)	9,425,395	—	—	28,392,406	359,955,839
Bond Trust	157,208,386	1,457,726	(10,966,255)	147,699,857	—	—	1,963,962	2,019,057,048
Capital Appreciation	22,653,233	—	(3,517,692)	19,135,541	—	—	23,918,147	322,242,519
Core Bond	23,704,199	—	(1,498,718)	22,205,481	—	—	(1,216,938)	292,224,136
Emerging Markets Value	49,615,761	—	(1,473,173)	48,142,588	—	—	6,482,604	432,801,865
Equity Income	29,351,799	—	(2,045,453)	27,306,346	—	—	23,768,839	512,813,184
Fundamental Large Cap Value	30,383,879	—	(3,277,094)	27,106,785	—	—	25,949,850	487,379,999
Global Bond	11,232,921	—	—	11,232,921	—	—	—	135,581,352
Global Conservative Absolute Return	3,907,769	—	—	3,907,769	—	—	—	38,452,446
International Core	29,460,780	434,783	(3,417,105)	26,478,458	—	—	(9,059,678)	296,293,944
International Growth Opportunities	10,415,462	144,300	(1,217,134)	9,342,628	—	—	4,343,511	125,191,210
International Growth Stock	13,752,192	169,491	(1,374,669)	12,547,014	—	—	5,806,440	215,557,707
International Value	27,994,657	515,844	(2,675,119)	25,835,382	—	—	(10,703,819)	338,701,861
Mid Cap Stock	9,394,488	—	(1,469,926)	7,924,562	—	—	7,609,667	161,819,559
Mid Value	12,756,424	—	(1,430,347)	11,326,077	—	—	12,074,426	162,415,947
New Income	41,468,556	—	(2,680,832)	38,787,724	—	—	(602,341)	505,404,038
Short Term Government Income	3,608,256	—	(252,179)	3,356,077	—	—	(83,903)	41,917,397
Small Cap Growth	7,819,636	—	(1,040,376)	6,779,260	—	—	6,895,934	84,266,199
Small Cap Opportunities	2,432,099	—	(300,678)	2,131,421	—	—	3,642,445	70,038,500
Small Cap Value	3,005,053	—	(374,798)	2,630,255	—	—	6,112,466	67,860,569
Small Company Growth	2,718,833	—	(425,310)	2,293,523	—	—	5,534,983	68,989,183
Small Company Value	4,406,499	—	(380,851)	4,025,648	—	—	2,463,653	99,836,069
Strategic Equity Allocation	214,606,574	—	(22,621,120)	191,985,454	—	—	116,993,055	3,384,703,556
Strategic Growth	22,117,084	—	(2,545,003)	19,572,081	—	—	4,942,585	321,960,726
Total Return	18,592,373	18,339,872	(18,994,026)	17,938,219	$1,289,065	—	(141,416)	244,318,540
U.S. Equity	21,748,886	—	(1,751,517)	19,997,369	—	—	13,273,087	387,149,057
					$1,289,065	—	$289,199,921	$11,719,406,949

Lifestyle Balanced MVP
All Cap Core	3,466,676	34,711	(308,115)	3,193,272	—	—	$6,014,380	$91,998,154
Alpha Opportunities	17,162,621	418,702	(1,533,557)	16,047,766	—	—	2,207,511	225,792,066
Blue Chip Growth	5,417,552	155,966	(574,188)	4,999,330	—	—	12,245,239	190,924,398
Bond Trust	223,748,637	—	(11,116,500)	212,632,137	—	—	1,856,452	2,906,681,314
Capital Appreciation	11,278,089	297,089	(1,297,555)	10,277,623	—	—	14,095,961	173,075,163
Core Bond	31,587,126	—	(1,524,541)	30,062,585	—	—	(545,205)	395,623,621
Emerging Markets Value	31,839,834	—	(606,436)	31,233,398	—	—	2,451,244	280,788,249
Equity Income	14,898,796	417,754	(640,028)	14,676,522	—	—	7,546,097	275,625,090
Fundamental Large Cap Value	14,815,137	439,318	(1,118,514)	14,135,941	—	—	7,642,427	254,164,228
Global Bond	15,656,756	—	—	15,656,756	—	—	—	188,977,043
Global Conservative Absolute Return	3,645,564	—	—	3,645,564	—	—	—	35,872,351
International Core	19,903,114	—	(5,419,718)	14,483,396	—	—	10,640,827	162,069,200
International Growth Opportunities	6,671,399	—	(1,799,711)	4,871,688	—	—	6,718,338	65,280,613
International Growth Stock	9,266,578	—	(2,371,147)	6,895,431	—	—	10,676,292	118,463,512
International Value	18,072,696	—	(4,529,406)	13,543,290	—	—	11,601,797	177,552,529
Mid Cap Stock	7,024,952	97,896	(846,700)	6,276,148	—	—	9,820,653	128,158,936
Mid Value	9,438,322	275,482	(764,954)	8,948,850	—	—	6,369,118	128,326,508
New Income	55,286,525	—	(2,667,985)	52,618,540	—	—	383,172	685,619,576
Short Term Government Income	5,575,987	—	(271,155)	5,304,832	—	—	(103,942)	66,257,354
Small Cap Growth	4,735,940	—	(445,434)	4,290,506	—	—	3,048,676	53,330,986
Small Cap Value	2,259,931	—	(155,756)	2,104,175	—	—	2,470,284	54,287,723
Small Company Growth	1,647,470	—	(184,312)	1,463,158	—	—	3,762,377	44,011,798
Small Company Value	2,664,379	80,711	(124,020)	2,621,070	—	—	1,741,748	65,002,524
Strategic Equity Allocation	120,183,339	—	(10,289,118)	109,894,221	—	—	52,746,727	1,937,435,115
Strategic Growth	11,013,750	300,662	(908,162)	10,406,250	—	—	1,833,301	171,182,810
Total Return	25,537,245	24,810,565	(25,883,253)	24,464,557	$1,744,169	—	(75,874)	333,207,273
U.S. Equity	9,619,365	303,643	(553,822)	9,369,186	—	—	6,800,654	181,387,448
					$1,744,169	—	$181,948,254	$9,391,095,582

25

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Moderate MVP
Alpha Opportunities	3,767,845	—	(331,756)	3,436,089	—	—	$344,993	$48,345,778
Blue Chip Growth	1,463,468	—	(153,233)	1,310,235	—	—	3,285,301	50,037,873
Bond Trust	80,196,903	435,257	(4,141,843)	76,490,317	—	—	2,017,324	1,045,622,632
Capital Appreciation	1,652,777	—	(187,833)	1,464,944	—	—	1,328,591	24,669,664
Core Bond	11,247,442	—	(503,829)	10,743,613	—	—	(152,826)	141,385,943
Equity Income	5,434,743	—	(234,513)	5,200,230	—	—	2,907,682	97,660,324
Fundamental All Cap Core	5,866,220	27,388	(613,211)	5,280,397	—	—	628,628	83,588,678
Global Bond	5,241,968	—	—	5,241,968	—	—	—	63,270,555
Global Conservative Absolute Return	1,419,712	—	—	1,419,712	—	—	—	13,969,966
International Core	6,429,300	67,124	(1,334,382)	5,162,042	—	—	4,780,223	57,763,253
International Growth Opportunities	1,940,207	—	(377,395)	1,562,812	—	—	1,394,123	20,941,684
International Growth Stock	2,718,655	—	(486,760)	2,231,895	—	—	2,148,140	38,343,950
International Value	6,235,696	47,280	(1,142,144)	5,140,832	—	—	5,690,009	67,396,301
Mid Cap Stock	1,373,130	—	(166,329)	1,206,801	—	—	1,995,484	24,642,883
Mid Value	1,861,873	—	(147,382)	1,714,491	—	—	1,229,188	24,585,802
New Income	19,653,424	—	(880,234)	18,773,190	—	—	143,441	244,614,661
Short Term Government Income	1,841,883	—	(94,876)	1,747,007	—	—	—	21,820,113
Small Cap Growth	1,142,013	—	(106,550)	1,035,463	—	—	573,155	12,870,800
Small Cap Value	591,986	—	(40,010)	551,976	—	—	627,291	14,240,976
Small Company Growth	379,708	—	(41,945)	337,763	—	—	840,535	10,159,911
Small Company Value	649,612	—	(29,350)	620,262	—	—	372,839	15,382,501
Strategic Equity Allocation	27,160,814	—	(2,364,137)	24,796,677	—	—	12,603,117	437,165,408
Strategic Growth	1,614,286	—	(133,476)	1,480,810	—	—	66,906	24,359,317
Total Return	9,023,303	8,730,800	(9,079,747)	8,674,356	$614,829	—	(649,651)	118,144,724
U.S. Equity	1,348,422	—	(77,206)	1,271,216	—	—	766,264	24,610,745
					$614,829	—	$42,940,757	$2,725,594,442

Lifestyle Conservative MVP
Blue Chip Growth	513,298	11,111	(61,244)	463,165	—	—	$951,667	$17,688,283
Bond Trust	67,650,873	275,678	(5,037,771)	62,888,780	—	—	1,226,736	859,689,629
Capital Appreciation	650,779	11,262	(82,792)	579,249	—	—	13,801	9,754,556
Core Bond	9,398,857	—	(640,621)	8,758,236	—	—	(363,136)	115,258,391
Equity Income	1,491,176	46,388	(83,478)	1,454,086	—	—	579,791	27,307,726
Fundamental All Cap Core	2,427,610	41,030	(282,809)	2,185,831	—	—	312,007	34,601,708
Global Bond	4,810,447	—	(70,713)	4,739,734	—	—	138,182	57,208,590
Global Conservative Absolute Return	1,192,189	—	—	1,192,189	—	—	—	11,731,142
International Core	3,177,045	—	(1,090,692)	2,086,353	—	—	2,563,982	23,346,294
International Growth Opportunities	476,437	—	(161,642)	314,795	—	—	597,946	4,218,249
International Growth Stock	581,464	—	(184,529)	396,935	—	—	694,181	6,819,344
International Value	2,879,427	—	(952,652)	1,926,775	—	—	3,341,525	25,260,014
Mid Cap Stock	495,065	7,717	(66,936)	435,846	—	—	496,138	8,899,965
Mid Value	668,099	15,620	(63,505)	620,214	—	—	287,132	8,893,874
New Income	16,526,580	—	(1,138,779)	15,387,801	—	—	(63,573)	200,503,046
Short Term Government Income	1,638,303	—	(120,001)	1,518,302	—	—	(41,649)	18,963,598
Small Cap Growth	631,809	11,259	(67,721)	575,347	—	—	177,533	7,151,563
Small Cap Value	496,179	3,651	(43,044)	456,786	—	—	358,042	11,785,084
Strategic Equity Allocation	8,403,714	—	(805,344)	7,598,370	—	—	4,359,687	133,959,260
Total Return	6,420,061	6,573,685	(6,420,061)	6,573,685	$465,936	—	—	89,533,587
					$465,936	—	$15,629,992	$1,672,573,903

26

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

27

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that each Fund has generally underperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. The Board concluded that the Funds’ performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory fee reductions in the past year with respect to the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

The Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor;

(k)  with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement), and that this waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios are the Funds and each of the funds of funds of John Hancock Funds II and John Hancock Variable Insurance Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

28

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds.

The Board received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Each Fund managed by a Subadvisor generally has underperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A. The Board concluded that the Funds’ performance is being monitored and reasonably addressed;

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	Certain breakpoints in subadvisory fees are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

29

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Lifestyle Aggressive MVP (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.

Lifestyle Balanced MVP (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.

Lifestyle Conservative MVP (Manulife Asset Management (US)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-year period.

Lifestyle Growth MVP (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.

Lifestyle Moderate MVP (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.

30

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

31

John Hancock

Information Control Center
P.O. Box 772
Boston, MA 02117-0772

Management of the trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†
* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee
\# Effective 3-10-15

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment Advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTLSA 6/15
8/15
1115018: 0615

John Hancock

John Hancock

Variable Insurance Trust

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Bond Trusts

Semiannual Report
June 30, 2015

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Portfolio compositions	3

Shareholder expense example	5

Summary portfolio of investments (See below for each portfolio’s page #)	8

Statements of assets and liabilities	35

Statements of operations	39

Statements of changes in net assets	43

Statement of cash flows	46

Financial highlights	47

Notes to financial statements	54

Special shareholder meeting	90

Evaluation of advisory and subadvisory agreements by the board of trustees	91

For more information	98

Portfolio	Summary portfolio of investments
Active Bond Trust	8
Bond Trust	10
Core Bond Trust	11
Global Bond Trust	13
High Yield Trust	15
Income Trust	17
Investment Quality Bond Trust	19
Money Market Trust	21
Money Market Trust B	22
New Income Trust	23
Real Return Bond Trust	25
Short Term Government Income Trust	27
Strategic Income Opportunities Trust	28
Total Bond Market Trust B	30
Ultra Short Term Bond Trust	31

2

John Hancock Variable Insurance Trust

Portfolio compositions

Active Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	39.5
Collateralized mortgage obligations	19.9
U.S. Government Agency	15.9
Asset backed securities	10.3
U.S. Government	8.0
Capital preferred securities	1.1
Preferred securities	0.6
Foreign government obligations	0.6
Municipal bonds	0.3
Term loans	0.2
Convertible bonds	0.1
Short-term investments and other	3.5

Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	36.3
U.S. Government Agency	31.2
U.S. Government	14.6
Asset backed securities	11.7
Collateralized mortgage obligations	1.8
Capital preferred securities	0.7
Preferred securities	0.1
Short-term investments and other	3.6

Core Bond Trust

Portfolio Composition**	% of Total
U.S. Government	26.9
U.S. Government Agency	24.5
Corporate bonds	21.4
Asset backed securities	13.7
Collateralized mortgage obligations	8.6
Foreign government obligations	1.6
Municipal bonds	0.9
Short-term investments	2.4

Global Bond Trust

Portfolio Composition**	% of Total
Foreign government obligations	42.9
Corporate bonds	20.7
U.S. Government	13.2
Collateralized mortgage obligations	11.6
U.S. Government Agency	4.6
Asset backed securities	2.0
Escrow shares	0.2
Municipal bonds	0.2
Term loans	0.1
Short-term investments	4.5

High Yield Trust

Portfolio Composition*	% of Total
Corporate bonds	88.1
Term loans	4.2
Common stocks	2.4
Asset backed securities	2.3
Preferred securities	1.1
Capital preferred securities	0.3
Foreign government obligations	0.3
Convertible bonds	0.3
Short-term investments and other	1.0

Income Trust

Portfolio Composition*	% of Total
Common stocks	46.4
Corporate bonds	30.6
Preferred securities	4.5
Equity linked securities	4.0
Term loans	2.0
Convertible bonds	1.6
Short-term investments and other	10.9

Investment Quality Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	26.0
Corporate bonds	25.1
Asset backed securities	11.8
Collateralized mortgage obligations	10.0
U.S. Government	4.0
Term loans	2.9
Foreign government obligations	2.2
Municipal bonds	1.4
Preferred securities	0.2
Capital preferred securities	0.1
Short-term investments	16.3

Money Market Trust

Portfolio Composition**	% of Total
Commercial paper	63.1
Certificate of deposit	20.9
U.S. Government	11.0
Corporate interest-bearing obligations	4.5
U.S. Government Agency	0.5

Money Market Trust B

Portfolio Composition*	% of Total
Commercial paper	59.0
Certificate of deposit	21.7
U.S. Government	11.4
Corporate interest-bearing obligations	4.4
U.S. Government Agency	3.2
Other assets and liabilities, net	0.3

New Income Trust

Portfolio Composition**	% of Total
Corporate bonds	29.0
U.S. Government Agency	26.5
U.S. Government	17.5
Collateralized mortgage obligations	9.9
Asset backed securities	9.5
Foreign government obligations	2.3
Municipal bonds	1.2
Term loans	0.8
Short-term investments	3.3

Real Return Bond Trust

Portfolio Composition**	% of Total
U.S. Government	53.3
Foreign government obligations	6.9
Corporate bonds	5.2
Collateralized mortgage obligations	2.8
Asset backed securities	1.6
U.S. Government Agency	1.1
Purchased options	0.1
Short-term investments	29.0

Short Term Government Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	71.9
U.S. Government	21.2
Collateralized mortgage obligations	5.2
Short-term investments and other	1.7

Strategic Income Opportunities Trust

Portfolio Composition*	% of Total
Corporate bonds	44.1
Foreign government obligations	20.9
Preferred securities	8.8
Term loans	7.4
Collateralized mortgage obligations	6.3
Common stocks	4.4
Asset backed securities	2.6
Convertible bonds	2.1
Capital preferred securities	0.4
Purchased options	0.2
Short-term investments and other	2.8

Total Bond Market Trust B

Portfolio Composition*	% of Total
U.S. Government	36.3
U.S. Government agency	30.4
Corporate bonds	25.5
Foreign government obligations	3.1
Collateralized mortgage obligations	2.1
Municipal bonds	0.9
Asset backed securities	0.4
Short-term investments and other	1.3

3

John Hancock Variable Insurance Trust

Portfolio compositions

Ultra Short Term Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	55.9
Asset backed securities	17.7
U.S. Government	15.0
U.S. Government Agency	6.6
Collateralized mortgage obligations	3.2
Short-term investments and other	1.6

*	As a percentage of net assets.

**	As a percentage of total investments.

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market’s perception of issuer creditworthiness. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Stocks and other equities have generally outperformed other asset classes over the long term but may fluctuate more dramatically over the short term. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Sector investing is subject to greater risks than the market as a whole. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Please see the portfolios’ prospectuses for additional risks.

4

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1] 1/1/2015 – 6/30/2015	Annualized expense ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,005.10	$3.38	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	1,004.00	4.37	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	1,005.10	3.13	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Bond Trust
Series I — Actual	$1,000.00	$1,000.70	$3.17	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Series II — Actual	1,000.00	999.30	4.16	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series NAV — Actual	1,000.00	1,000.70	2.93	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Core Bond Trust
Series I — Actual	$1,000.00	$999.20	$3.27	0.66%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Series II — Actual	1,000.00	998.50	4.26	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series NAV — Actual	1,000.00	999.20	3.02	0.61%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

5

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1] 1/1/2015 – 6/30/2015	Annualized expense ratio
Global Bond Trust
Series I — Actual	$1,000.00	$965.70	$4.01	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Series II — Actual	1,000.00	964.60	4.97	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	965.60	3.75	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
High Yield Trust
Series I — Actual	$1,000.00	$1,022.80	$3.91	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,022.40	4.91	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,023.10	3.66	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Income Trust
Series NAV — Actual	$1,000.00	$990.80	$4.15	0.84%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$994.00	$3.36	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	993.10	4.35	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	994.80	3.12	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.00	$0.79	0.16%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
Series II — Actual	1,000.00	1,000.00	0.79	0.16%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,000.00	$0.79	0.16%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
New Income Trust
Series NAV — Actual	$1,000.00	$999.20	$2.83	0.57%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
Real Return Bond Trust
Series I — Actual	$1,000.00	$1,000.80	$4.96	1.00%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series II — Actual	1,000.00	1,000.00	5.95	1.20%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Series NAV — Actual	1,000.00	1,000.80	4.71	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$1,008.10	$3.24	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	1,006.50	4.23	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	1,008.10	2.99	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

6

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1] 1/1/2015 – 6/30/2015	Annualized expense ratio
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,015.90	$3.65	0.73%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Series II — Actual	1,000.00	1,015.10	4.65	0.93%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series NAV — Actual	1,000.00	1,016.70	3.40	0.68%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Total Bond Market Trust B
Series I — Actual	$1,000.00	$997.10	$1.49	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	996.10	2.47	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	997.10	1.24	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$1,000.80	$3.22	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	1,000.00	4.22	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	1,000.80	2.98	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

7

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.9%
Treasury Inflation Protected Securities - 0.2%
0.250%, 01/15/2025	$2,097,606	$2,051,557	0.2%
U.S. Treasury Bonds - 4.1%
2.500%, 02/15/2045	26,510,000	23,221,116	2.9%
3.125%, 02/15/2042	10,105,000	10,114,478	1.2%
		33,335,594
U.S. Treasury Notes - 3.7%
2.125%, 05/15/2025	26,641,000	26,114,414	3.2%
2.375%, 12/31/2020	2,500,000	2,575,978	0.3%
OTHER SECURITIES		1,455,234	0.2%
		30,145,626
Federal Home Loan Bank - 0.1%		1,010,425	0.1%
Federal Home Loan Mortgage Corp. - 1.5%
3.000%, 03/01/2043	2,078,057	2,079,356	0.3%
4.000%, 11/01/2043 to 02/01/2044	2,434,507	2,587,327	0.3%
4.500%, 09/01/2023 to 10/01/2041	6,039,056	6,536,624	0.8%
OTHER SECURITIES		919,121	0.1%
		12,122,428
Federal National Mortgage Association - 13.4%
2.118%, 08/01/2034 (P)	1,553,844	1,642,206	0.2%
3.000%, TBA (C)	15,250,000	15,159,453	1.9%
3.000%, 07/01/2027 to 05/01/2043	1,998,616	2,024,071	0.3%
3.500%, 02/01/2026 to 04/01/2045	17,621,327	18,241,241	2.3%
4.000%, 10/01/2025 to 01/01/2044	13,803,597	14,723,407	1.8%
4.000%, 09/01/2044 (C)	5,695,921	6,062,054	0.7%
4.500%, 08/01/2040 to 08/01/2041	17,441,022	18,935,546	2.3%
5.000%, 05/01/2018 to 04/01/2041	10,156,121	11,223,025	1.4%
5.500%, 02/01/2018 to 11/01/2039	8,543,436	9,603,175	1.2%
6.000%, 05/01/2035 to 02/01/2036	4,945,206	5,647,618	0.8%
6.500%, 01/01/2039 to 06/01/2039	1,877,563	2,157,981	0.3%
OTHER SECURITIES		3,103,027	0.2%
		108,522,804
Government National Mortgage Association - 0.9%
4.000%, 02/15/2041	5,121,818	5,453,335	0.7%
OTHER SECURITIES		2,046,991	0.2%
		7,500,326
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $193,677,632)		$194,688,760

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.1%		$1,101,447	0.1%
Germany - 0.2%		1,355,504	0.2%
Mexico - 0.1%		852,761	0.1%
Panama - 0.1%		679,160	0.1%
United Kingdom - 0.1%		394,315	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,957,241)		$4,383,187

CORPORATE BONDS - 39.5%
Consumer discretionary - 4.4%
Ford Motor Credit Company LLC 5.875%, 08/02/2021	$2,314,000	2,631,712	0.3%
OTHER SECURITIES		33,648,934	4.1%
		36,280,646
Consumer staples - 1.7%		13,501,773	1.7%
Energy - 5.5%		44,433,394	5.5%
Financials - 16.3%
Bank of America Corp. 5.000%, 05/13/2021	1,695,000	1,858,852	0.2%
Leucadia National Corp. 5.500%, 10/18/2023	1,770,000	1,804,873	0.2%
Sirius International Group, Ltd. (7.506% to 06/30/2017, then 3 month LIBOR + 3.200%) 06/30/2017 (Q)(S)	2,430,000	2,539,350	0.3%
The Goldman Sachs Group, Inc. 5.250%, 07/27/2021	1,635,000	1,813,835	0.2%
OTHER SECURITIES		124,946,153	15.4%
		132,963,063
Health care - 1.5%		12,648,970	1.5%
Industrials - 4.1%
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month LIBOR + 1.735%) 02/15/2067 (S)	2,955,000	2,393,550	0.3%
OTHER SECURITIES		30,763,647	3.8%
		33,157,197
Information technology - 0.4%		3,481,333	0.4%
Materials - 1.9%		15,100,490	1.9%
Telecommunication services - 1.8%
Verizon Communications, Inc. 4.272%, 01/15/2036 (S)	2,311,000	2,072,824	0.3%
OTHER SECURITIES		12,997,880	1.5%
		15,070,704
Utilities - 1.9%
NiSource Finance Corp. 4.800%, 02/15/2044	1,860,000	1,889,682	0.2%
OTHER SECURITIES		13,501,969	1.7%
		15,391,651
TOTAL CORPORATE BONDS (Cost $311,843,409)		$322,029,221

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3 month LIBOR + 2.285%) 05/09/2067 (S)	$1,580,000	$1,643,200	0.2%
OTHER SECURITIES		7,507,805	0.9%
		9,151,005
TOTAL CAPITAL PREFERRED SECURITIES (Cost $8,930,836)		$9,151,005

CONVERTIBLE BONDS - 0.1%
Utilities - 0.1%		368,844	0.1%
TOTAL CONVERTIBLE BONDS (Cost $370,000)		$368,844

TERM LOANS (M) - 0.2%
Consumer discretionary - 0.0%		118,873	0.0%
Consumer staples - 0.0%		356,870	0.0%
Financials - 0.0%		271,356	0.0%
Industrials - 0.1%		477,066	0.1%
Utilities - 0.1%		654,281	0.1%
TOTAL TERM LOANS (Cost $1,898,452)		$1,878,446

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	1,885,000	2,617,718	0.3%
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,617,718

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.9%
Commercial and residential - 15.3%
Americold 2010 LLC Trust, 7.443%, 01/14/2029 (S)	2,265,000	2,579,665	0.3%
CHL Mortgage Pass Through Trust, 2.604%, 07/20/2034 (P)	1,707,261	1,716,093	0.2%
Commercial Mortgage Trust (Deutsche Bank), 2.155%, 10/15/2045	15,976,651	1,645,755	0.2%
JPMorgan Chase Commercial Mortgage Securities Trust, 5.440%, 05/15/2045	2,292,000	2,381,638	0.3%
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.526%, 03/12/2051 (P)	1,950,000	2,013,420	0.2%
Morgan Stanley Capital I Trust, 3.773%, 03/15/2045	2,371,500	2,461,008	0.3%
Morgan Stanley Capital I Trust, 4.295%, 09/09/2032 (P)(S)	1,595,000	1,600,519	0.2%
TimberStar Trust, 5.668%, 10/15/2036 (S)	2,300,000	2,408,953	0.3%
WaMu Mortgage Pass Through Certificates, 0.607%, 07/25/2045 (P)	1,853,290	1,712,393	0.2%
OTHER SECURITIES		106,330,457	13.1%
		124,849,901
Federal Home Loan Mortgage Corp. - 2.0%
3.000%, 02/15/2040	2,921,452	3,015,245	0.3%
OTHER SECURITIES		13,181,275	1.7%
		16,196,520

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association - 2.1%
2.000%, 03/25/2041	$6,772,863	$6,733,567	0.8%
2.000%, 09/25/2041	1,804,405	1,739,093	0.2%
4.000%, 01/25/2041	2,086,727	2,160,472	0.3%
OTHER SECURITIES		6,285,042	0.8%
		16,918,174
Government National Mortgage Association - 0.5%		3,690,697	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158,551,901)		$161,655,292

ASSET BACKED SECURITIES - 10.3%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	1,879,356	1,906,908	0.2%
Credit-Based Asset Servicing and Securitization LLC,
5.328%, 10/25/2036 (P)(S)	2,560,000	2,305,505	0.3%
Honda Auto Receivables Owner Trust,
1.310%, 10/15/2020	1,640,000	1,643,557	0.2%
Specialty Underwriting & Residential Finance Trust,
0.487%, 12/25/2036 (P)	1,760,000	1,705,801	0.2%
OTHER SECURITIES		76,448,232	9.4%
TOTAL ASSET BACKED SECURITIES (Cost $83,520,879)		$84,010,003

PREFERRED SECURITIES - 0.6%
Consumer staples - 0.0%		200,479	0.0%
Financials - 0.4%		3,545,699	0.4%
Industrials - 0.1%		426,685	0.1%
Utilities - 0.1%		907,597	0.1%
TOTAL PREFERRED SECURITIES (Cost $5,135,104)		$5,080,460

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 0.1769% (W)(Y)	241,135	2,412,603	0.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,412,599)		$2,412,603

SHORT-TERM INVESTMENTS - 4.3%
Money market funds - 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.0000% (Y)	28,286,965	28,286,965	3.5%
Repurchase agreement - 0.8%
Barclays Tri-Party Repurchase Agreement dated 06/30/2015 at 0.090% to be repurchased at $2,598,007 on 07/01/2015, collateralized by $2,510,900 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2017 (valued at $2,650,035, including interest)	$2,598,000	$2,598,000	0.3%

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $4,175,000 on 07/01/2015, collateralized by $4,200,000 U.S. Treasury Notes, 1.500% due 01/31/2019 (valued at $4,260,480, including interest)	$4,175,000	$4,175,000	0.5%
		6,773,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,059,965)		$35,059,965
Total Investments (Active Bond Trust) (Cost $807,426,975) - 101.1%		$823,335,504	101.1%
Other assets and liabilities, net - (1.1%)		(8,683,474)	(1.1)%
TOTAL NET ASSETS - 100.0%		$814,652,030	100.0%

Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.8%
Treasury Inflation Protected Securities - 2.1%
0.125%, 04/15/2018	$106,183,975	$107,760,158	1.1%
0.250%, 01/15/2025	105,699,365	103,378,947	1.0%
		211,139,105
U.S. Treasury Bonds - 7.0%
2.500%, 02/15/2045	246,424,000	215,852,146	2.1%
3.125%, 11/15/2041 to 02/15/2042	501,955,000	502,709,861	4.9%
		718,562,007
U.S. Treasury Notes - 5.5%
1.000%, 05/15/2018 to 06/30/2019	90,265,000	89,018,566	0.9%
1.250%, 10/31/2018	130,110,000	130,465,721	1.2%
1.750%, 09/30/2019	123,000,000	124,374,156	1.2%
2.125%, 05/15/2025	228,871,000	224,347,136	2.2%
		568,205,579
Federal Farm Credit Bank - 1.0%
1.740%, 03/11/2020	60,150,000	59,719,146	0.6%
OTHER SECURITIES		44,026,723	0.4%
		103,745,869
Federal Home Loan Bank - 0.2%		24,892,186	0.2%
Federal Home Loan Mortgage Corp. - 6.1%
1.250%, 03/13/2018	68,900,000	68,843,020	0.7%
1.750%, 05/30/2019	40,395,000	40,804,605	0.4%
3.000%, 02/01/2043 to 03/01/2043	54,757,999	54,736,978	0.6%
3.500%, 02/01/2026 to 04/01/2044	114,348,510	118,848,436	1.2%
4.000%, 09/01/2041 to 11/01/2043	65,194,343	69,273,243	0.7%
4.500%, 08/01/2040 to 10/01/2041	97,816,596	106,240,179	1.0%

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
OTHER SECURITIES		$166,058,854	1.5%
		624,805,315
Federal National Mortgage Association - 23.6%
1.570%, 01/09/2020	$209,075,000	207,234,513	2.0%
1.600%, 01/30/2020	76,915,000	76,108,546	0.7%
2.311%, 10/01/2035 (P)	46,059,634	49,292,422	0.5%
2.360%, 12/14/2022	50,000,000	49,114,850	0.5%
2.500%, 03/27/2023	45,510,000	44,752,577	0.4%
3.000%, 07/01/2027 to 04/01/2043	161,568,840	160,504,913	1.6%
3.500%, 11/01/2025 to 04/01/2045	476,741,708	493,901,941	5.0%
4.000%, 12/01/2024 to 06/01/2044	519,935,514	555,148,275	5.2%
4.500%, 01/01/2027 to 05/01/2042	387,502,267	420,284,220	4.3%
5.000%, 02/01/2033 to 02/01/2042	191,142,313	212,286,938	2.0%
5.500%, 02/01/2035 to 03/01/2041	59,807,297	67,334,513	0.7%
OTHER SECURITIES		86,209,363	0.7%
		2,422,173,071
Government National Mortgage Association - 0.3%		26,837,448	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,652,372,847)		$4,700,360,580

CORPORATE BONDS - 36.3%
Consumer discretionary - 3.5%
Delphi Corp.
5.000%, 02/15/2023	32,805,000	34,937,325	0.3%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	53,334,000	60,656,758	0.6%
OTHER SECURITIES		265,740,663	2.6%
		361,334,746
Consumer staples - 1.4%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	32,572,733	0.3%
OTHER SECURITIES		113,661,172	1.1%
		146,233,905
Energy - 4.3%
Enterprise Products Operating LLC
6.500%, 01/31/2019	32,015,000	36,477,315	0.3%
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	34,730,000	34,162,440	0.3%
OTHER SECURITIES		367,197,947	3.7%
		437,837,702
Financials - 17.5%
BNP Paribas SA
2.375%, 09/14/2017	33,711,000	34,210,159	0.3%
HBOS PLC
6.750%, 05/21/2018 (S)	31,463,000	34,867,422	0.3%
JPMorgan Chase & Co.
4.625%, 05/10/2021	36,270,000	39,192,056	0.4%
Morgan Stanley
7.300%, 05/13/2019	31,030,000	36,481,599	0.4%
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	46,290,000	51,353,154	0.5%

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
OTHER SECURITIES		$1,599,917,128	15.6%
		1,796,021,518
Health care - 1.8%
Aetna, Inc.
1.500%, 11/15/2017	$34,910,000	34,989,804	0.3%
OTHER SECURITIES		145,137,683	1.5%
		180,127,487
Industrials - 3.7%
American Airlines 2015-1 Class A Pass Through Trust
3.375%, 05/01/2027	35,430,000	34,987,125	0.3%
OTHER SECURITIES		344,271,618	3.4%
		379,258,743
Information technology - 0.5%		54,428,753	0.5%
Materials - 1.0%		99,599,132	1.0%
Telecommunication services - 0.9%		98,095,112	0.9%
Utilities - 1.7%		170,554,139	1.7%
TOTAL CORPORATE BONDS (Cost $3,775,410,787)		$3,723,491,237

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%		72,572,972	0.7%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $70,246,873)		$72,572,972

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Commercial and residential - 0.1%		15,763,664	0.1%
Federal Home Loan Mortgage Corp. - 1.1%		110,867,536	1.1%
Federal National Mortgage Association - 0.4%		41,406,822	0.4%
Government National Mortgage Association - 0.2%		16,706,155	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $187,673,905)		$184,744,177

ASSET BACKED SECURITIES - 11.7%
BA Credit Card Trust,
1.360%, 09/15/2020	41,115,000	40,960,038	0.4%
Capital One Multi-Asset Execution Trust,
1.480%, 07/15/2020	45,700,000	45,927,586	0.4%
Chase Issuance Trust,
1.360%, 04/15/2020	47,755,000	47,644,972	0.5%
Chrysler Capital Auto Receivables Trust,
1.550%, 02/18/2020 (S)	41,245,000	41,112,769	0.4%
Citibank Credit Card Issuance Trust,
1.730%, 04/09/2020	34,765,000	35,006,930	0.3%
DB Master Finance LLC,
3.980%, 02/20/2045 (S)	33,271,613	33,106,851	0.3%
Discover Card Execution Note Trust,
1.390%, 04/15/2020	42,075,000	42,169,206	0.4%
Ford Credit Floorplan Master Owner Trust,
1.400%, 08/15/2019	35,760,000	35,825,655	0.3%
Honda Auto Receivables Owner Trust,
1.310%, 10/15/2020	42,515,000	42,607,215	0.4%

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust,
1.500%, 09/15/2021	$42,370,000	$42,129,550	0.4%
OTHER SECURITIES		789,719,271	7.9%
TOTAL ASSET BACKED SECURITIES (Cost $1,196,341,242)		$1,196,210,043

PREFERRED SECURITIES - 0.1%
Financials - 0.1%		10,740,016	0.1%
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,740,016

SHORT-TERM INVESTMENTS - 1.5%
Repurchase agreement - 1.5%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $93,452,000 on 07/01/2015, collateralized by $93,975,000 U.S. Treasury Notes, 1.000% - 1.500% due 01/31/2019 to 08/31/2019 (valued at $95,321,321, including interest)	$93,452,000	$93,452,000	0.9%
Barclays Tri-Party Repurchase Agreement dated 06/30/2015 at 0.090% to be repurchased at $58,166,145 on 07/01/2015, collateralized by $51,824,700 U.S. Treasury Inflation Indexed Notes, 0.125% - 1.625% due 04/16/2016 to 07/15/2024 (valued at $57,526,387, including interest) and $1,975,800 U.S. Treasury Inflation Indexed Bonds, 0.625% due 02/15/2043 (valued at $1,803,150, including interest)	58,166,000	58,166,000	0.6%
		151,618,000
TOTAL SHORT-TERM INVESTMENTS (Cost $151,618,000)		$151,618,000
Total Investments (Bond Trust) (Cost $10,043,448,654) - 97.9%		$10,039,737,025	97.9%
Other assets and liabilities, net - 2.1%		211,204,378	2.1%
TOTAL NET ASSETS - 100.0%		$10,250,941,403	100.0%

Core Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.9%
U.S. Treasury Bonds - 3.0%
2.500%, 02/15/2045	$16,768,000	$14,687,728	1.0%
3.000%, 11/15/2044 to 05/15/2045	14,621,000	14,245,060	1.0%
3.625%, 02/15/2044	9,563,000	10,467,000	0.7%
OTHER SECURITIES		3,919,456	0.3%
		43,319,244
U.S. Treasury Notes - 26.8%
0.500%, 03/31/2017	17,027,000	17,001,732	1.2%

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.625%, 12/15/2016 to 09/30/2017	$42,086,000	$42,083,060	2.8%
0.750%, 10/31/2017 to 04/15/2018	50,842,000	50,605,209	3.4%
0.875%, 01/31/2017 to 08/15/2017	87,943,000	88,294,248	6.0%
1.000%, 09/15/2017 to 05/15/2018	14,884,000	14,952,688	1.0%
1.125%, 06/15/2018	5,373,000	5,390,210	0.4%
1.375%, 03/31/2020 to 04/30/2020	60,220,000	59,545,406	4.1%
1.500%, 01/31/2019 to 05/31/2020	20,942,000	21,025,980	1.5%
1.625%, 06/30/2019 to 06/30/2020	30,167,000	30,284,893	2.0%
1.750%, 09/30/2019	27,304,000	27,609,040	1.9%
1.875%, 05/31/2022	9,739,000	9,621,070	0.7%
2.125%, 06/30/2022 to 05/15/2025	20,257,000	19,952,197	1.4%
2.625%, 08/15/2020	5,864,000	6,129,252	0.4%
		392,494,985
Federal Home Loan Mortgage Corp. - 3.5%
3.500%, TBA (C)	7,500,000	7,689,875	0.5%
3.500%, 12/01/2028 to 01/01/2035	11,026,820	11,643,318	0.8%
4.500%, 08/01/2020 to 06/01/2045	10,924,509	11,548,370	0.8%
5.000%, 08/01/2039 to 07/01/2044	4,001,720	4,494,629	0.3%
OTHER SECURITIES		15,430,195	1.1%
		50,806,387
Federal National Mortgage Association - 17.2%
3.000%, TBA (C)	15,200,000	15,183,016	1.0%
3.500%, TBA (C)	90,100,000	92,457,340	6.4%
3.500%, 12/01/2029 to 07/01/2042	11,613,462	12,237,353	0.8%
3.500%, 06/01/2042 to 06/01/2045 (C)	22,661,203	23,351,883	1.8%
4.000%, 05/01/2025 to 06/01/2045	54,856,618	58,724,551	3.9%
4.500%, 10/01/2033 to 03/01/2045	13,063,047	14,352,384	1.0%
5.000%, 07/01/2041 to 07/01/2044	14,325,809	16,141,702	1.1%
OTHER SECURITIES		19,736,083	1.2%
		252,184,312
Government National Mortgage Association - 6.1%
3.000%, TBA (C)	7,300,000	7,352,653	0.5%
3.500%, TBA (C)	35,600,000	36,794,289	2.5%
4.000%, TBA (C)	20,300,000	21,476,288	1.5%
4.500%, TBA (C)	9,700,000	10,444,930	0.7%
4.500%, 09/20/2041 to 06/20/2045	9,224,404	10,130,281	0.7%
OTHER SECURITIES		3,021,914	0.2%
		89,220,355
Tennessee Valley Authority - 0.3%
2.875%, 09/15/2024	4,336,000	4,349,715	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $834,413,492)		$832,374,998

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Brazil - 0.0%		$488,725	0.0%
Canada - 0.1%		2,066,553	0.1%
Colombia - 0.0%		404,225	0.0%
Indonesia - 0.1%		1,099,000	0.1%
Japan - 0.2%		2,669,478	0.2%
Jordan - 0.3%		4,480,090	0.3%
Mexico - 0.3%		4,025,705	0.3%
Paraguay - 0.1%		1,876,863	0.1%
Slovakia - 0.2%		2,496,851	0.2%
Slovenia - 0.4%		5,861,747	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $25,718,244)		$25,469,237

CORPORATE BONDS - 23.7%
Consumer discretionary - 3.1%		44,480,370	3.1%
Consumer staples - 1.8%		26,706,765	1.8%
Energy - 4.0%		58,862,298	4.0%
Financials - 7.7%
Stadshypotek AB
1.750%, 04/09/2020 (S)	$5,205,000	5,128,778	0.4%
OTHER SECURITIES		107,591,967	7.3%
		112,720,745
Health care - 1.7%		24,276,526	1.7%
Industrials - 1.0%		14,940,098	1.0%
Information technology - 0.9%		13,211,805	0.9%
Materials - 0.7%		10,621,250	0.7%
Telecommunication services - 1.4%
Verizon Communications, Inc.
4.862%, 08/21/2046	5,083,000	4,740,070	0.3%
OTHER SECURITIES		15,551,730	1.1%
		20,291,800
Utilities - 1.4%		20,936,582	1.4%
TOTAL CORPORATE BONDS (Cost $354,848,745)		$347,048,239
Municipal bonds 1.0%		14,127,509	1.0%
TOTAL MUNICIPAL BONDS (Cost $13,141,741)		$14,127,509

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
Commercial and residential - 5.0%
DBUBS Mortgage Trust,
5.002%, 11/10/2046 (S)	4,828,000	5,383,094	0.4%
DBUBS Mortgage Trust,
4.537%, 07/10/2044 (S)	6,111,000	6,698,842	0.4%
OTHER SECURITIES		61,533,606	4.2%
		73,615,542
Federal Home Loan Mortgage Corp. - 3.1%
3.000%, 01/15/2043	3,999,575	3,989,978	0.3%
3.000%, 02/15/2045	7,333,505	7,320,173	0.5%
4.000%, 04/15/2040	4,392,454	4,708,183	0.3%
2.500%, 06/15/2045	8,856,000	9,008,213	0.6%
OTHER SECURITIES		20,481,903	1.4%
		45,508,450

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association - 1.5%
3.000%, 10/25/2042	$4,989,596	$4,983,144	0.4%
3.000%, 07/25/2054	4,071,648	4,190,304	0.3%
OTHER SECURITIES		11,813,497	0.8%
		20,986,945
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $141,186,190)		$140,110,937

ASSET BACKED SECURITIES - 15.2%
Ally Master Owner Trust, 0.676%, 10/15/2019 (P)	4,674,000	4,683,736	0.3%
Capital Auto Receivables Asset Trust, 1.310%, 12/20/2017	7,951,000	7,975,831	0.5%
Capital Auto Receivables Asset Trust, 1.260%, 05/21/2018	4,984,000	4,999,715	0.3%
Citibank Credit Card Issuance Trust, 2.150%, 07/15/2021	10,172,000	10,274,330	0.7%
Ford Credit Floorplan Master Owner Trust A, 0.752%, 01/15/2022 (P)	4,715,000	4,708,767	0.3%
SLM Student Loan Trust, 0.317%, 04/25/2019 (P)	4,717,000	4,669,868	0.3%
OTHER SECURITIES		185,305,345	12.8%
TOTAL ASSET BACKED SECURITIES (Cost $222,515,032)		$222,617,592

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral Trust, 0.1769% (W)(Y)	41,202	412,230	0.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $412,229)		$412,230

SHORT-TERM INVESTMENTS - 2.7%
Money market funds - 2.7%
State Street Institutional Liquid Reserves Fund, 0.1092% (Y)	38,830,339	38,830,339	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,830,339)		$38,830,339
Total Investments (Core Bond Trust) (Cost $1,631,066,012) - 110.8%		$1,620,991,081	110.8%
Other assets and liabilities, net - (10.8%)		(158,088,335)	(10.8)%
TOTAL NET ASSETS - 100.0%		$1,462,902,746	100.0%

Global Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.3%
Treasury Inflation Protected Securities - 6.5%
0.125%, 07/15/2022 to 07/15/2024	$7,718,559	$7,523,125	1.1%
0.250%, 01/15/2025	15,682,102	15,337,759	2.2%
2.375%, 01/15/2025 to 01/15/2027	5,893,360	6,950,370	1.0%

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Treasury Inflation Protected Securities (continued)
2.500%, 01/15/2029		$8,154,282	$10,008,745	1.5%
OTHER SECURITIES			4,916,941	0.7%
			44,736,940
U.S. Treasury Bonds - 5.1%
3.625%, 08/15/2043 to 02/15/2044		15,400,000	16,858,731	2.5%
OTHER SECURITIES			18,004,527	2.6%
			34,863,258
U.S. Treasury Notes - 2.7%
2.125%, 05/15/2025		7,600,000	7,449,778	1.1%
2.250%, 11/15/2024 (D)		4,800,000	4,762,502	0.7%
OTHER SECURITIES			6,011,734	0.9%
			18,224,014
Federal Home Loan Mortgage Corp. - 0.0%			52,935	0.0%
Federal National Mortgage Association - 5.0%
4.500%, TBA (C)		26,500,000	28,624,338	4.2%
OTHER SECURITIES			5,350,708	0.8%
			33,975,046
Government National Mortgage Association - 0.0%			110,548	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $134,393,932)			$131,962,741

FOREIGN GOVERNMENT OBLIGATIONS - 46.3%
Australia - 0.8%			5,279,625	0.8%
Brazil - 4.6%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2025	BRL	48,100,000	13,723,476	2.0%
Federative Republic of Brazil 13.021%, 01/01/2018 (Z)		19,400,000	4,569,860	0.6%
Federative Republic of Brazil 14.301%, 10/01/2015 (Z)		43,700,000	13,578,470	2.0%
			31,871,806
Canada - 2.2%			14,822,873	2.2%
France - 7.5%
Government of France 1.000%, 05/25/2018	EUR	24,700,000	28,368,726	4.1%
Government of France 4.000%, 10/25/2038		3,300,000	5,024,783	0.7%
Government of France 4.500%, 04/25/2041		6,100,000	10,083,115	1.5%
OTHER SECURITIES			8,035,977	1.2%
			51,512,601
Germany - 1.0%			6,787,628	1.0%
Greece - 0.3%			2,315,259	0.3%
Italy - 8.3%
Republic of Italy 4.500%, 05/01/2023 to 03/01/2024		4,800,000	6,320,582	0.9%
Republic of Italy 4.750%, 08/01/2023 (C) (S)		14,600,000	19,515,953	2.9%
Republic of Italy 4.750%, 09/01/2044 (S)		3,600,000	5,052,920	0.7%
Republic of Italy 5.000%, 03/01/2025 (S)		10,000,000	13,665,425	2.0%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy 5.000%, 09/01/2040	EUR	3,400,000	$4,865,691	0.7%
OTHER SECURITIES			7,526,271	1.1%
			56,946,842
Japan - 6.2%
Government of Japan 1.600%, 03/20/2033	JPY	1,610,000,000	14,341,412	2.1%
Government of Japan 1.700%, 09/20/2032 to 09/20/2044		2,860,000,000	25,878,979	3.8%
OTHER SECURITIES			2,444,047	0.3%
			42,664,438
Mexico - 1.0%
Government of Mexico 8.000%, 12/07/2023	MXN	80,000,000	5,751,648	0.8%
OTHER SECURITIES			1,000,523	0.2%
			6,752,171
New Zealand - 1.1%
Dominion of New Zealand 5.000%, 03/15/2019	NZD	6,300,000	4,575,292	0.6%
OTHER SECURITIES			3,071,973	0.5%
			7,647,265
Norway - 0.1%			548,865	0.1%
Poland - 0.0%			26,526	0.0%
Slovenia - 3.1%
Republic of Slovenia 4.750%, 05/10/2018		$7,700,000	8,181,897	1.2%
OTHER SECURITIES			12,990,703	1.9%
			21,172,600
Spain - 5.1%
Kingdom of Spain 3.800%, 04/30/2024 (S)	EUR	11,200,000	14,085,562	2.1%
Kingdom of Spain 4.400%, 10/31/2023 (S)		6,900,000	9,038,797	1.3%
OTHER SECURITIES			11,701,554	1.7%
			34,825,913
United Kingdom - 5.0%
Government of United Kingdom 3.250%, 01/22/2044	GBP	8,700,000	15,077,707	2.2%
Government of United Kingdom 4.250%, 12/07/2040 (C)		2,300,000	4,644,696	0.7%
OTHER SECURITIES			14,455,945	2.1%
			34,178,348
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $349,314,850)			$317,352,760

CORPORATE BONDS - 22.4%
Australia - 1.8%
Australia & New Zealand Banking Group, Ltd. 1.000%, 10/06/2015 (S)		$9,800,000	9,816,809	1.4%
OTHER SECURITIES			2,309,430	0.4%
			12,126,239

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
Belgium - 0.3%			$1,748,000	0.3%
Brazil - 0.9%
Petrobras Global Finance BV 3.250%, 03/17/2017		$5,100,000	5,017,584	0.8%
OTHER SECURITIES			857,250	0.1%
			5,874,834
Denmark - 4.6%
Nykredit Realkredit A/S 1.000%, 07/01/2016 (C)	DKK	91,900,000	13,863,786	2.0%
Nykredit Realkredit A/S 2.000%, 10/01/2015 to 04/01/2016		57,000,000	8,645,623	1.3%
Realkredit Danmark A/S 1.000%, 04/01/2016		31,200,000	4,706,645	0.7%
OTHER SECURITIES			4,380,994	0.6%
			31,597,048
France - 1.6%
BNP Paribas Home Loan SFH 2.200%, 11/02/2015 (S)		$5,800,000	5,831,552	0.9%
Cie de Financement Foncier SA 2.500%, 09/16/2015 (S)		5,100,000	5,120,813	0.7%
			10,952,365
Germany - 1.7%
KFW 6.250%, 05/19/2021	AUD	9,900,000	8,889,271	1.3%
OTHER SECURITIES			2,876,235	0.4%
			11,765,506
Greece - 0.1%			765,275	0.1%
Ireland - 0.8%			5,658,765	0.8%
Italy - 1.0%			7,199,322	1.0%
Ivory Coast - 0.4%			2,501,231	0.4%
Japan - 0.1%			897,552	0.1%
Jersey, Channel Islands - 0.4%			2,785,884	0.4%
Netherlands - 0.9%			5,998,638	0.9%
Portugal - 0.4%			2,570,590	0.4%
Russia - 0.3%			2,109,000	0.3%
Sweden - 0.5%			3,095,866	0.5%
Switzerland - 1.3%			9,224,773	1.3%
United Kingdom - 1.3%			9,228,728	1.3%
United States - 4.0%
Opusalpha Funding, Ltd. 0.054%, 09/23/2015	EUR	6,300,000	7,021,593	1.0%
Sprint Communications, Inc. 8.375%, 08/15/2017		$5,637,000	6,102,053	0.9%
OTHER SECURITIES			14,448,758	2.1%
			27,572,404
TOTAL CORPORATE BONDS (Cost $158,663,396)			$153,672,020

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%			399,637	0.1%
TOTAL TERM LOANS (Cost $403,243)			$399,637
Municipal bonds 0.2%			1,140,544	0.2%
TOTAL MUNICIPAL BONDS (Cost $1,210,852)			$1,140,544

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.5%
Fosse Master Issuer PLC, 2.669%, 10/18/2054 (P) (S)		$3,100,000	$4,888,731	0.7%
Mansard Mortgages PLC, 1.221%, 12/15/2049 (P)		$6,141,057	9,280,798	1.4%
NCUA Guaranteed Notes Trust, 0.555%, 11/06/2017 (P)		5,291,775	5,301,797	0.8%
OTHER SECURITIES			66,099,228	9.6%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,307,601)			$85,570,554
Asset backed securities 2.2%			15,175,455	2.2%
TOTAL ASSET BACKED SECURITIES (Cost $15,627,274)			$15,175,455

COMMON STOCKS - 0.0%
United States - 0.0%			52,562	0.0%
TOTAL COMMON STOCKS (Cost $15,920)			$52,562

PREFERRED SECURITIES - 0.0%
United States - 0.0%			235,592	0.0%
TOTAL PREFERRED SECURITIES (Cost $110,250)			$235,592

ESCROW SHARES - 0.2%
United States - 0.2%			1,189,000	0.2%
TOTAL ESCROW SHARES (Cost $0)			$1,189,000

PURCHASED OPTIONS - 0.1%
Call options - 0.0%			151,410	0.0%
Put options - 0.1%			214,418	0.1%
TOTAL PURCHASED OPTIONS (Cost $1,256,351)			$365,828

SHORT-TERM INVESTMENTS - 4.9%
Certificate of deposit - 1.7%
Credit Suisse 0.553%, 08/24/2015 *		$6,600,000	$6,599,782	1.0%
Intesa Sanpaolo SpA 1.656%, 04/11/2016 *		4,700,000	4,711,116	0.7%
			11,310,898
Foreign government - 1.2%
Japan Treasury Discount Bill 0.005%, 07/06/2015 *	JPY	1,000,000,000	8,170,934	1.2%
			8,170,934
U.S. Government - 0.3%			2,118,982	0.3%
U.S. Government Agency - 1.7%			11,599,175	1.7%
Repurchase agreement - 0.0%			245,000	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $33,222,142)			$33,444,989
Total Investments (Global Bond Trust) (Cost $781,525,811) - 108.2%			$740,561,682	108.2%
Other assets and liabilities, net - (8.2%)			(55,841,959)	(8.2)%
TOTAL NET ASSETS - 100.0%			$684,719,723	100.0%

SALE COMMITMENTS OUTSTANDING - (18.4)%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (18.4)%
3.500%, TBA (C)		$(10,100,000)	(10,391,164)	(1.5)%

Global Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
3.500%, TBA (C)	$(5,000,000)	$(5,130,860)	(0.7)%
4.000%, TBA (C)	(26,000,000)	(27,450,311)	(4.0)%
4.500%, TBA (C)	(22,000,000)	(23,770,314)	(3.5)%
4.500%, TBA (C)	(45,000,000)	(48,540,236)	(7.1)%
4.000%, TBA (C)	(10,000,000)	(10,581,250)	(1.5)%
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(126,081,172))		$(125,864,135)

High Yield Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil - 0.2%			$537,531	0.2%
Mexico - 0.1%			392,577	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,310,257)			$930,108

CORPORATE BONDS - 88.1%
Consumer discretionary - 17.1%
Altice Financing SA 6.625%, 02/15/2023 (S)		$1,730,000	$1,717,544	0.6%
DISH DBS Corp. 5.875%, 07/15/2022 to 11/15/2024		2,830,000	2,745,694	1.0%
Dollar Tree, Inc. 5.750%, 03/01/2023 (S)		1,270,000	1,327,150	0.5%
Guitar Center, Inc. 9.625%, 04/15/2020 (L)(S)		2,060,000	1,709,800	0.6%
MCE Finance, Ltd. 5.000%, 02/15/2021 (S)		1,760,000	1,672,000	0.6%
NCL Corp., Ltd. 5.250%, 11/15/2019 (S)		1,310,000	1,341,113	0.5%
New Cotai LLC, PIK 10.625%, 05/01/2019 (S)		2,107,447	1,812,404	0.6%
Schaeffler Holding Finance BV, PIK 6.875%, 08/15/2018 (S)	EUR	1,400,000	1,593,115	0.6%
Virgin Media Finance PLC 6.000%, 10/15/2024 (S)		$1,680,000	1,705,200	0.6%
OTHER SECURITIES			32,433,579	11.5%
			48,057,599
Consumer staples - 5.4%
DS Services of America, Inc. 10.000%, 09/01/2021 (S)		1,100,000	1,287,000	0.5%
Pactiv LLC 8.375%, 04/15/2027		1,430,000	1,415,700	0.5%
Simmons Foods, Inc. 7.875%, 10/01/2021 (S)		1,560,000	1,435,200	0.5%
OTHER SECURITIES			11,129,963	3.9%
			15,267,863
Energy - 15.3%
Berry Petroleum Company LLC 6.750%, 11/01/2020		1,700,000	1,343,000	0.5%
Halcon Resources Corp. 8.875%, 05/15/2021 (L)		2,010,000	1,321,575	0.5%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
Energy (continued)
Magnum Hunter Resources Corp. 9.750%, 05/15/2020		$1,590,000	$1,423,050	0.5%
MarkWest Energy Partners LP 4.875%, 12/01/2024 to 06/01/2025		2,120,000	2,072,300	0.8%
Murray Energy Corp. 11.250%, 04/15/2021 (S)		2,130,000	1,789,200	0.6%
OTHER SECURITIES			35,074,565	12.4%
			43,023,690
Financials - 8.6%
CBRE Services, Inc. 5.250%, 03/15/2025		1,480,000	1,531,800	0.5%
CIT Group, Inc. 5.000%, 08/15/2022 to 08/01/2023		2,090,000	2,060,150	0.7%
CIT Group, Inc. 5.375%, 05/15/2020		1,220,000	1,271,850	0.4%
CTR Partnership LP 5.875%, 06/01/2021		1,350,000	1,373,625	0.5%
The Royal Bank of Scotland PLC (13.125% to 03/19/2017, then 5 year Australian Dollar Swap Rate + 8.750%) 03/19/2022	AUD	1,550,000	1,367,944	0.5%
OTHER SECURITIES			16,593,920	6.0%
			24,199,289
Health care - 9.5%
Concordia Healthcare Corp. 7.000%, 04/15/2023 (S)		$1,290,000	1,290,000	0.5%
DJO Finco, Inc. 8.125%, 06/15/2021 (S)		2,010,000	2,070,300	0.7%
DPx Holdings BV 7.500%, 02/01/2022 (S)		1,310,000	1,365,675	0.5%
HCA, Inc. 5.375%, 02/01/2025		3,470,000	3,504,700	1.2%
IASIS Healthcare LLC 8.375%, 05/15/2019		1,260,000	1,304,100	0.5%
JLL/Delta Dutch Pledgeco BV, PIK 8.750%, 05/01/2020 (S)		1,630,000	1,654,450	0.6%
Tenet Healthcare Corp. 8.125%, 04/01/2022		2,420,000	2,649,900	0.9%
Universal Hospital Services, Inc. 7.625%, 08/15/2020		1,370,000	1,260,400	0.5%
Valeant Pharmaceuticals International, Inc. 6.125%, 04/15/2025 (S)		1,440,000	1,483,200	0.5%
OTHER SECURITIES			10,113,626	3.6%
			26,696,351
Industrials - 14.0%
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/2018 (S)		1,790,000	1,834,750	0.7%
CBC Ammo LLC 7.250%, 11/15/2021 (S)		1,450,000	1,359,375	0.5%
Jack Cooper Holdings Corp. 10.250%, 06/01/2020 (S)		1,400,000	1,305,500	0.5%

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Industrials (continued)
Michael Baker Holdings LLC, PIK 8.875%, 04/15/2019 (S)	$1,420,000	$1,299,300	0.5%
Neovia Logistics Intermediate Holdings LLC, PIK 10.000%, 02/15/2018 (S)	1,790,000	1,781,050	0.6%
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	1,340,000	1,363,450	0.5%
United Rentals North America, Inc. 5.750%, 11/15/2024	1,550,000	1,526,750	0.5%
OTHER SECURITIES		28,909,556	10.2%
		39,379,731
Information technology - 3.0%
First Data Corp. 12.625%, 01/15/2021	1,930,000	2,229,150	0.8%
OTHER SECURITIES		6,331,026	2.2%
		8,560,176
Materials - 6.6%		18,445,125	6.6%
Telecommunication services - 6.0%
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (S)	1,540,000	1,518,825	0.5%
Communications Sales & Leasing, Inc. 8.250%, 10/15/2023 (S)	1,290,000	1,269,038	0.5%
Intelsat Jackson Holdings SA 5.500%, 08/01/2023	1,590,000	1,407,150	0.5%
Sprint Capital Corp. 8.750%, 03/15/2032	5,530,000	5,377,926	1.9%
OTHER SECURITIES		7,365,770	2.6%
		16,938,709
Utilities - 2.6%
Miran Mid-Atlantic Series C Pass Through Trust 10.060%, 12/30/2028	1,558,871	1,706,964	0.6%
NRG REMA LLC 9.237%, 07/02/2017	1,198,928	1,255,877	0.4%
NRG REMA LLC 9.681%, 07/02/2026	1,470,000	1,583,925	0.6%
OTHER SECURITIES		2,838,644	1.0%
		7,385,410
TOTAL CORPORATE BONDS (Cost $268,507,145)		$247,953,943

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%		991,000	0.3%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $838,860)		$991,000

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%		728,583	0.3%
Telecommunication services - 0.0%		82,112	0.0%
TOTAL CONVERTIBLE BONDS (Cost $1,050,006)		$810,695

TERM LOANS (M) - 4.2%
Consumer discretionary - 0.7%		1,922,540	0.7%
Consumer staples - 0.3%		854,525	0.3%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) (continued)
Energy - 1.0%		$2,720,193	1.0%
Health care - 0.4%		1,281,729	0.4%
Industrials - 1.0%
Commercial Barge Line Company
10.750%, 03/22/2020	$1,860,000	1,887,900	0.7%
OTHER SECURITIES		857,959	0.3%
		2,745,859
Information technology - 0.2%		522,977	0.2%
Materials - 0.2%		530,886	0.2%
Telecommunication services - 0.4%		1,154,529	0.4%
TOTAL TERM LOANS (Cost $11,745,341)		$11,733,238

ASSET BACKED SECURITIES - 2.3%
AMMC CDO,
5.874%, 04/14/2027 (P)(S)	1,600,000	1,512,640	0.5%
OTHER SECURITIES		4,962,261	1.8%
TOTAL ASSET BACKED
SECURITIES (Cost $6,469,710)		$6,474,901

COMMON STOCKS - 2.4%
Consumer discretionary - 0.3%		851,697	0.3%
Financials - 1.3%
Citigroup, Inc.	32,112	1,773,867	0.6%
OTHER SECURITIES		1,985,462	0.7%
		3,759,329
Health care - 0.4%		1,113,085	0.4%
Industrials - 0.3%		807,874	0.3%
Materials - 0.1%		183,017	0.1%
TOTAL COMMON STOCKS (Cost $9,275,110)		$6,715,002

PREFERRED SECURITIES - 1.1%
Energy - 0.2%		414,011	0.2%
Financials - 0.9%
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR + 5.785%)	100,372	2,607,665	0.9%
TOTAL PREFERRED SECURITIES (Cost $3,082,658)		$3,021,676

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%		45,564	0.0%
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$45,564

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust,
0.1769% (W)(Y)	781,011	7,814,170	2.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,814,151)		$7,814,170
Total Investments (High Yield Trust)
(Cost $310,534,069) - 101.8%		$286,490,297	101.8%
Other assets and liabilities, net - (1.8%)		(4,973,612)	(1.8)%
TOTAL NET ASSETS - 100.0%		$281,516,685	100.0%

Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 30.6%
Consumer discretionary - 6.1%
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 09/15/2022	$3,919,000	$3,602,732	0.9%
OTHER SECURITIES		20,541,844	5.2%
		24,144,576
Consumer staples - 1.6%		6,136,625	1.6%
Energy - 5.1%
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	3,801,000	1.0%
OTHER SECURITIES		16,588,383	4.1%
		20,389,383
Financials - 4.6%
JPMorgan Chase & Co. (7.900% to 04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	7,933,125	2.0%
OTHER SECURITIES		10,502,700	2.6%
		18,435,825
Health care - 1.8%		7,216,311	1.8%
Industrials - 1.1%		4,349,125	1.1%
Information technology - 2.8%
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,692,500	0.9%
First Data Corp.
12.625%, 01/15/2021	3,050,000	3,522,750	0.9%
OTHER SECURITIES		4,088,523	1.0%
		11,303,773
Materials - 1.1%		4,536,929	1.1%
Telecommunication services - 3.8%
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	3,000,000	3,387,780	0.8%
T-Mobile USA, Inc.
6.633%, 04/28/2021	2,500,000	2,593,750	0.6%
T-Mobile USA, Inc.
6.731%, 04/28/2022	2,500,000	2,606,250	0.7%
OTHER SECURITIES		6,561,948	1.7%
		15,149,728
Utilities - 2.6%
Dynegy, Inc.
6.750%, 11/01/2019 (S)	4,000,000	4,162,000	1.0%
InterGen NV
7.000%, 06/30/2023 (S)	4,000,000	3,560,000	0.9%
OTHER SECURITIES		2,748,500	0.7%
		10,470,500
TOTAL CORPORATE BONDS (Cost $122,076,384)		$122,132,775

CONVERTIBLE BONDS - 1.6%
Consumer discretionary - 0.9%		3,328,683	0.9%
Energy - 0.7%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	4,000,000	2,902,500	0.7%
TOTAL CONVERTIBLE BONDS (Cost $6,922,325)		$6,231,183

TERM LOANS (M) - 2.0%
Consumer discretionary - 0.8%		3,103,801	0.8%
Industrials - 0.6%		2,362,739	0.6%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) (continued)
Information technology - 0.6%		$2,326,349	0.6%
TOTAL TERM LOANS (Cost $8,231,253)		$7,792,889

COMMON STOCKS - 46.4%
Consumer discretionary - 2.8%
Ford Motor Company	225,000	3,377,250	0.9%
Target Corp.	60,000	4,897,800	1.2%
OTHER SECURITIES		2,953,876	0.7%
		11,228,926
Consumer staples - 0.8%
PepsiCo, Inc.	35,920	3,352,773	0.8%
Energy - 7.7%
BP PLC, ADR	170,000	6,793,200	1.7%
Chevron Corp.	50,000	4,823,500	1.2%
Royal Dutch Shell PLC, ADR, Class A	154,414	8,803,142	2.2%
OTHER SECURITIES		10,145,335	2.6%
		30,565,177
Financials - 2.5%
JPMorgan Chase & Co.	42,160	2,856,762	0.7%
MetLife, Inc.	55,462	3,105,317	0.8%
Wells Fargo & Company	73,150	4,113,956	1.0%
		10,076,035
Health care - 4.7%
Merck & Company, Inc.	67,130	3,821,711	1.0%
Pfizer, Inc.	200,000	6,706,000	1.7%
Sanofi, ADR	80,000	3,962,400	1.0%
OTHER SECURITIES		4,071,151	1.0%
		18,561,262
Industrials - 4.7%
General Electric Company	231,620	6,154,143	1.5%
Lockheed Martin Corp.	19,290	3,586,011	0.9%
Waste Management, Inc.	65,340	3,028,509	0.8%
OTHER SECURITIES		6,050,137	1.5%
		18,818,800
Information technology - 3.0%
Cisco Systems, Inc.	119,080	3,269,937	0.8%
Intel Corp.	109,590	3,333,180	0.8%
Microsoft Corp.	61,640	2,721,406	0.7%
Texas Instruments, Inc.	53,370	2,749,089	0.7%
		12,073,612
Materials - 8.1%
Agrium, Inc.	35,000	3,708,250	0.9%
BHP Billiton PLC	161,680	3,178,898	0.8%
E.I. du Pont de Nemours & Company	69,450	4,441,328	1.1%
LyondellBasell Industries NV, Class A	30,000	3,105,600	0.8%
Rio Tinto PLC, ADR (L)	134,483	5,542,044	1.4%
The Dow Chemical Company	100,000	5,117,000	1.3%
OTHER SECURITIES		7,231,943	1.8%
		32,325,063
Telecommunication services - 2.3%
AT&T, Inc.	82,320	2,924,006	0.7%
Verizon Communications, Inc.	65,070	3,032,913	0.8%
OTHER SECURITIES		3,054,317	0.8%
		9,011,236

Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Utilities - 9.8%
Dominion Resources, Inc.	40,070	$2,679,481	0.7%
Duke Energy Corp.	47,082	3,324,931	0.8%
Exelon Corp.	130,000	4,084,600	1.0%
NextEra Energy, Inc.	53,345	5,229,410	1.3%
PG&E Corp.	112,400	5,518,840	1.4%
Public Service Enterprise Group, Inc.	70,000	2,749,600	0.7%
The Southern Company	110,000	4,609,000	1.1%
Xcel Energy, Inc.	100,000	3,218,000	0.8%
OTHER SECURITIES		7,705,073	2.0%
		39,118,935
TOTAL COMMON STOCKS (Cost $162,001,801)		$185,131,819

PREFERRED SECURITIES - 4.5%
Energy - 0.3%		1,255,000	0.3%
Financials - 3.2%
Bank of America Corp., 7.250%	5,350	5,949,200	1.5%
Wells Fargo & Company, 7.500%	4,600	5,405,000	1.4%
OTHER SECURITIES		1,396,675	0.3%
		12,750,875
Health care - 0.3%		1,225,032	0.3%
Information technology - 0.2%		795,749	0.2%
Utilities - 0.5%		1,781,690	0.5%
TOTAL PREFERRED SECURITIES (Cost $16,035,761)		$17,808,346
Warrants 0.0%		42,752	0.0%
TOTAL WARRANTS (Cost $208,370)		$42,752

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%		850	0.0%
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 4.0%
Apple, Inc. (Citigroup, Inc.)
7.000%, 03/22/2016 (S)	2,500,000	3,136,000	0.8%
OTHER SECURITIES		12,815,858	3.2%
TOTAL EQUITY LINKED SECURITIES (Cost $16,210,773)		$15,951,858

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust, 0.1769% (W)(Y)	692,427	6,927,868	1.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,927,832)		$6,927,868

SHORT-TERM INVESTMENTS - 4.4%
U.S. Government Agency - 4.4%
Federal Home Loan Discount Notes
0.010%, 07/01/2015*	$17,500,000	$17,500,000	4.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $17,500,000)		$17,500,000
Total Investments (Income Trust)
(Cost $356,114,825) - 95.2%		$379,520,340	95.2%
Other assets and liabilities, net - 4.8%		19,278,093	4.8%
TOTAL NET ASSETS - 100.0%		$398,798,433	100.0%

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.6%
Treasury Inflation Protected Securities - 3.7%
0.250%, 01/15/2025		$11,267,141	$11,019,793	3.7%
U.S. Treasury Bonds - 0.8%
2.500%, 02/15/2045 (D)		2,855,000	2,500,803	0.8%
OTHER SECURITIES			6,946	0.0%
			2,507,749
U.S. Treasury Notes - 0.8%
1.750%, 09/30/2019		2,200,000	2,224,578	0.8%
OTHER SECURITIES			68,434	0.0%
			2,293,012
Federal Home Loan Mortgage Corp. - 7.1%
3.000%, TBA (C)		5,400,000	5,453,157	1.8%
3.500%, TBA (C)		5,800,000	5,955,875	2.0%
4.000%, TBA (C)		2,600,000	2,745,641	0.9%
4.500%, TBA (C)		4,000,000	4,316,562	1.5%
5.000%, TBA (C)		2,200,000	2,421,031	0.8%
OTHER SECURITIES			443,998	0.1%
			21,336,264
Federal National Mortgage Association - 23.4%
2.500%, TBA (C)		1,700,000	1,713,027	0.5%
2.500%, 12/01/2042 to 03/01/2043		1,941,290	1,861,586	0.7%
2.970%, 06/01/2027 to 06/01/2030		1,281,000	1,244,719	0.4%
3.000%, TBA (C)		8,700,000	8,648,344	2.9%
3.500%, TBA (C)		38,600,000	39,712,765	13.3%
4.000%, TBA (C)		5,600,000	5,925,500	2.0%
4.500%, TBA (C)		6,500,000	7,021,524	2.3%
5.000%, TBA (C)		1,800,000	1,988,325	0.7%
OTHER SECURITIES			1,885,150	0.6%
			70,000,940
Government National Mortgage Association - 3.8%
3.500%, TBA (C)		4,900,000	5,075,492	1.8%
4.000%, TBA (C)		5,100,000	5,398,430	1.8%
OTHER SECURITIES			719,920	0.2%
			11,193,842
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $118,802,602)			$118,351,600

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Brazil - 0.8%
Federative Republic of Brazil
6.000%, 08/15/2016	BRL	1,211,000	1,046,863	0.3%
OTHER SECURITIES			1,333,570	0.5%
			2,380,433
Chile - 0.1%			214,233	0.1%
Colombia - 0.1%			298,686	0.1%
Costa Rica - 0.0%			105,408	0.0%
Dominican Republic - 0.1%			195,488	0.1%
Indonesia - 0.2%			538,705	0.2%
Mexico - 0.8%
Government of Mexico 3.000%, 12/29/2016 to 05/28/2020 (P)	MXN	22,787,100	1,440,887	0.4%
OTHER SECURITIES			1,027,735	0.4%
			2,468,622

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Montenegro - 0.1%		$246,848	0.1%
Romania - 0.0%		139,327	0.0%
Russia - 0.1%		303,990	0.1%
South Africa - 0.3%		904,541	0.3%
Turkey - 0.1%		191,092	0.1%
Uruguay - 0.2%		790,453	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,422,603)		$8,777,826

CORPORATE BONDS - 33.2%
Consumer discretionary - 3.7%		11,150,662	3.7%
Consumer staples - 1.2%
Kraft Heinz Foods Company
2.000%, 07/02/2018 (C)(S)	$1,275,000	1,273,906	0.4%
OTHER SECURITIES		2,264,338	0.8%
		3,538,244
Energy - 3.3%		9,892,431	3.3%
Financials - 14.4%
Banco Santander SA (6.250% to 03/12/2019, then 5 year Euro Swap Rate + 5.410%) 03/12/2019 (Q)	900,000	983,297	0.3%
Bank of America Corp.
7.750%, 05/14/2038	$825,000	1,095,331	0.4%
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,130,000	1,229,265	0.4%
JPMorgan Chase & Co.
5.625%, 08/16/2043	905,000	961,877	0.3%
Morgan Stanley
6.625%, 04/01/2018	1,225,000	1,373,863	0.5%
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,512,415	0.5%
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	925,000	938,635	0.3%
OTHER SECURITIES		34,968,394	11.7%
		43,063,077
Health care - 3.5%
Actavis Funding SCS
2.350%, 03/12/2018	975,000	980,178	0.3%
OTHER SECURITIES		9,349,223	3.2%
		10,329,401
Industrials - 1.4%		4,085,867	1.4%
Information technology - 1.2%
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)	925,000	913,959	0.3%
OTHER SECURITIES		2,682,167	0.9%
		3,596,126
Materials - 1.1%		3,384,834	1.1%
Telecommunication services - 2.6%
Verizon Communications, Inc.
4.672%, 03/15/2055 (S)	1,178,000	1,020,837	0.3%
OTHER SECURITIES		6,553,829	2.3%
		7,574,666
Utilities - 0.8%		2,448,712	0.8%
TOTAL CORPORATE BONDS (Cost $99,499,314)		$99,064,020

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		$560,788	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $514,734)		$560,788
Municipal bonds - 1.8%		5,464,707	1.8%
TOTAL MUNICIPAL BONDS (Cost $5,177,040)		$5,464,707

TERM LOANS - 3.8%
Consumer discretionary - 1.5%		4,398,247	1.5%
Consumer staples - 0.2%		450,303	0.2%
Energy - 0.1%		312,792	0.1%
Financials - 0.3%		1,030,534	0.3%
Health care - 0.3%		1,000,249	0.3%
Industrials - 0.3%		1,002,368	0.3%
Information technology - 0.4%		1,263,498	0.4%
Materials - 0.4%		1,140,743	0.4%
Telecommunication services - 0.3%		841,223	0.3%
TOTAL TERM LOANS (Cost $11,629,003)		$11,439,957

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
Commercial and residential - 13.1%
JPMorgan Chase Commercial
Mortgage Securities Trust,
5.336%, 05/15/2047	$877,077	915,671	0.3%
LB-UBS Commercial
Mortgage Trust,
6.028%, 06/15/2038 (P)	978,647	1,005,769	0.3%
OTHER SECURITIES		37,147,289	12.5%
		39,068,729
Federal National Mortgage Association - 0.2%		482,180	0.2%
Government National Mortgage Association - 0.0%		32,536	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,103,224)		$39,583,445

ASSET BACKED SECURITIES - 15.6%
Apidos CLO XVII,
1.774%, 04/17/2026 (P)(S)	1,200,000	1,199,431	0.4%
Apidos CLO XVII,
2.324%, 04/17/2026 (P)(S)	1,190,000	1,190,752	0.4%
Apidos CLO XXI,
1.707%, 07/18/2027 (P)(S)	1,170,000	1,167,928	0.4%
Avery Point VI CLO, Ltd.,
1.726%, 08/05/2027 (P)(S)	1,230,000	1,228,352	0.4%
Babson CLO, Ltd.,
1.709%, 04/20/2027 (P)(S)	1,205,000	1,204,829	0.4%
CIFC Funding, Ltd.,
1.636%, 12/05/2024	910,000	909,963	0.3%
Madison Park Funding IX, Ltd.,
1.570%, 08/15/2022 (P)(S)	1,241,000	1,238,339	0.4%
Magnetite IX, Ltd.,
1.697%, 07/25/2026 (P)(S)	915,000	913,041	0.3%
OCP CLO, Ltd.,
1.804%, 04/17/2027 (P)(S)	1,065,000	1,064,625	0.4%
OHA Loan Funding, Ltd.,
1.769%, 02/15/2027 (P)(S)	910,000	909,615	0.3%
OZLM XII, Ltd.,
1.726%, 04/30/2027 (P)(S)	1,025,000	1,021,516	0.3%

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
Race Point IX CLO, Ltd.,
1.768%, 04/15/2027 (P)(S)	$945,000	$944,654	0.3%
Symphony CLO, Ltd.,
1.544%, 07/23/2023 (P)(S)	1,235,000	1,233,695	0.4%
Venture XI CLO, Ltd.,
1.575%, 11/14/2022 (P)(S)	1,085,000	1,082,827	0.4%
Venture XXI CLO, Ltd.,
1.772%, 07/15/2027 (C)(P)(S)	915,000	914,476	0.3%
OTHER SECURITIES		30,451,180	10.2%
TOTAL ASSET BACKED SECURITIES (Cost $46,559,605)		$46,675,223

PREFERRED SECURITIES - 0.2%
Financials - 0.2%		597,080	0.2%
TOTAL PREFERRED SECURITIES (Cost $644,000)		$597,080

PURCHASED OPTIONS - 0.0%
Call options - 0.0%		2,018	0.0%
TOTAL PURCHASED OPTIONS (Cost $5,319)		$2,018

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust,
0.1769% (W)(Y)	18,999	190,093	0.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $190,095)		$190,093

SHORT-TERM INVESTMENTS - 21.5%
Repurchase agreement - 21.5%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2015 at 0.130% to be repurchased at $32,800,118 on 07/01/2015, collateralized by $13,314,052 Federal National Mortgage Association, 4.000% due 05/01/2026 - 07/01/2041 (valued at $14,147,406, including interest) and $18,097,903 Federal Home Loan Mortgage Corp., 3.500% - 4.500% due 04/01/2026 - 05/01/2041 (valued at $19,308,594, including interest)	$32,800,000	$32,800,000	11.0%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2015 at 0.130% to be repurchased at $31,400,113 on 07/01/2015, collateralized by $32,871,500 U.S. Treasury Notes, 1.500% due 01/31/2022 (valued at $32,028,033, including interest)	$31,400,000	$31,400,000	10.5%
		64,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $64,200,000)		$64,200,000
Total Investments (Investment Quality Bond Trust) (Cost $396,747,539) - 132.2%		$394,906,757	132.2%
Other assets and liabilities, net - (32.2%)		(96,258,043)	(32.2)%
TOTAL NET ASSETS - 100.0%		$298,648,714	100.0%

Money Market Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER - 63.3%
Air Liquide US LLC 0.160%, 07/20/2015 *	$25,000,000	$24,997,889	1.3%
Air Liquide US LLC 0.210%, 07/06/2015 *	50,000,000	49,998,542	2.5%
American Honda Finance Corp. 0.150%, 07/22/2015 *	25,000,000	24,997,813	1.3%
Bank of Nova Scotia 0.210%, 08/24/2015 *	21,590,000	21,583,199	1.1%
Bank of Nova Scotia 0.245%, 09/21/2015 *	35,313,000	35,293,293	1.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.240%, 07/10/2015 *	57,000,000	56,996,580	2.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.240%, 07/13/2015 *	20,000,000	19,998,400	1.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.240%, 07/16/2015 *	21,000,000	20,997,900	1.1%
BNP Paribas SA 0.230%, 08/12/2015 *	40,000,000	39,989,267	2.0%
BNP Paribas SA 0.230%, 09/01/2015 *	55,000,000	54,978,214	2.8%
CAFCO LLC 0.170%, 08/25/2015 *	41,600,000	41,589,196	2.1%
Caisse Centrale Desjardins 0.190%, 08/12/2015 *	55,000,000	54,987,808	2.8%
Caisse Centrale Desjardins 0.200%, 09/09/2015 *	25,000,000	24,990,278	1.3%
Cargill, Inc. 0.070%, 07/06/2015 *	30,000,000	29,999,708	1.5%
Cargill, Inc. 0.080%, 07/06/2015*	65,000,000	64,999,278	3.3%
Electricite de France SA 0.170%, 07/23/2015 *	25,000,000	24,997,403	1.3%
MetLife Short Term Funding LLC 0.130%, 07/02/2015 *	30,000,000	29,999,892	1.5%
MetLife Short Term Funding LLC 0.150%, 08/24/2015 *	20,978,000	20,973,280	1.1%

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER (continued)
MetLife Short Term Funding LLC 0.180%, 08/07/2015 *	$17,000,000	$16,996,855	0.9%
MetLife Short Term Funding LLC 0.180%, 08/24/2015*	25,000,000	24,993,250	1.3%
National Bank of Canada 0.210%, 07/23/2015 *	50,080,000	50,073,573	2.5%
National Rural Utilities Cooperative Finance Corp. 0.100%, 07/02/2015 *	15,000,000	14,999,958	0.8%
Old Line Funding LLC 0.150%, 07/20/2015 *	16,700,000	16,698,678	0.8%
Old Line Funding LLC 0.200%, 09/17/2015 *	60,000,000	59,974,000	3.1%
Thunder Bay Funding LLC 0.170%, 08/20/2015 *	18,476,000	18,471,638	0.9%
Thunder Bay Funding LLC 0.180%, 08/17/2015 *	50,000,000	49,988,250	2.5%
Toronto-Dominion Holdings USA, Inc. 0.190%, 09/11/2015 *	76,000,000	75,971,120	3.9%
Toronto-Dominion Holdings USA, Inc. 0.200%, 09/14/2015 *	13,630,000	13,624,321	0.7%
Toyota Motor Credit Corp. 0.140%, 07/23/2015 *	40,900,000	40,896,501	2.1%
Toyota Motor Credit Corp. 0.150%, 09/14/2015 *	50,510,000	50,494,216	2.6%
Wal-Mart Stores, Inc. 0.070%, 07/13/2015 *	86,000,000	85,997,993	4.4%
Westpac Banking Corp. 0.200%, 09/08/2015 *	20,000,000	19,992,333	1.0%
OTHER SECURITIES		60,639,535	3.1%
TOTAL COMMERCIAL PAPER (Cost $1,242,180,161)		$1,242,180,161

CORPORATE INTEREST-BEARING OBLIGATIONS - 4.6%
Commonwealth Bank of Australia 0.264%, 12/02/2015 (P)(S)*	26,000,000	26,000,000	1.3%
Wells Fargo & Company 0.479%, 10/28/2015 (P)*	35,000,000	35,013,883	1.8%
Wells Fargo & Company 1.500%, 07/01/2015 *	28,000,000	28,000,000	1.5%
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS (Cost $89,013,883)		$89,013,883

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.5%
U.S. Treasury Bills - 9.3%
0.063%, 08/20/2015 *	60,000,000	59,994,792	3.1%
0.065%, 08/20/2015 to 08/27/2015 *	97,000,000	96,990,864	4.9%
0.070%, 11/05/2015 *	25,000,000	24,993,826	1.3%
U.S. Treasury Notes - 1.7%
4.500%, 11/15/2015 *	33,750,000	34,301,687	1.7%
Federal Home Loan Bank - 0.5%		9,699,565	0.5%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $225,980,734)		$225,980,734

CERTIFICATE OF DEPOSIT - 21.0%
Bank of Montreal 0.040%, 07/01/2015*	51,000,000	51,000,000	2.6%
Bank of Montreal 0.120%, 07/02/2015 *	27,000,000	27,000,000	1.4%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CERTIFICATE OF DEPOSIT (continued)
Bank of Montreal 0.190%, 07/01/2015 *	$18,000,000	$18,000,000	0.9%
Bank of Nova Scotia 0.260%, 07/09/2015 *	16,650,000	16,650,369	0.9%
Canadian Imperial Bank of Commerce 0.130%, 07/02/2015 *	40,000,000	40,000,000	2.0%
Canadian Imperial Bank of Commerce 0.130%, 08/04/2015 *	55,000,000	55,000,000	2.8%
Credit Suisse New York 0.240%, 07/31/2015 *	34,000,000	34,000,000	1.7%
Credit Suisse New York 0.260%, 08/14/2015 *	45,710,000	45,710,000	2.3%
National Bank of Canada 0.306%, 12/29/2015 (P)*	30,000,000	30,000,000	1.5%
Sumitomo Mitsui Banking Corp. 0.180%, 07/06/2015 *	60,000,000	60,000,000	3.1%
Sumitomo Mitsui Banking Corp. 0.250%, 09/01/2015 *	35,000,000	35,000,000	1.8%
TOTAL CERTIFICATE OF DEPOSIT (Cost $412,360,369)		$412,360,369
Total Investments (Money Market Trust) (Cost $1,969,535,147) - 100.4%		$1,969,535,147	100.4%
Other assets and liabilities, net - (0.4%)		(7,310,465)	(0.4)%
TOTAL NET ASSETS - 100.0%		$1,962,224,682	100.0%

Money Market Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER - 59.0%
Air Liquide US LLC 0.160%, 07/17/2015 *	$12,000,000	$11,999,147	3.1%
American Honda Finance Corp. 0.150%, 07/22/2015 *	10,000,000	9,999,125	2.6%
Australia & New Zealand Banking Group, Ltd. 0.150%, 07/30/2015 *	5,000,000	4,999,396	1.3%
Bank of Nova Scotia 0.210%, 08/24/2015 *	4,410,000	4,408,611	1.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.240%, 07/08/2015 *	7,000,000	6,999,673	1.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.250%, 09/01/2015 *	11,000,000	10,995,264	2.9%
BNP Paribas SA 0.230%, 09/01/2015 *	18,000,000	17,992,870	4.7%
CAFCO LLC 0.170%, 08/25/2015 *	10,000,000	9,997,403	2.6%
Caisse Centrale Desjardins 0.180%, 07/07/2015 *	9,000,000	8,999,730	2.4%
Caisse Centrale Desjardins 0.190%, 08/12/2015 *	10,000,000	9,997,783	2.6%
Cargill, Inc. 0.070%, 07/02/2015 *	12,475,000	12,474,978	3.3%
Cargill, Inc. 0.080%, 07/06/2015 *	5,500,000	5,499,939	1.4%
Electricite de France SA 0.150%, 08/17/2015 *	7,070,000	7,068,615	1.9%

Money Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMERCIAL PAPER (continued)
Electricite de France SA 0.170%, 07/23/2015 *	$10,000,000	$9,998,961	2.6%
General Electric Capital Corp. 0.150%, 09/02/2015 *	3,000,000	2,999,213	0.8%
MetLife Short Term Funding LLC 0.170%, 08/24/2015 *	8,670,000	8,667,789	2.3%
MetLife Short Term Funding LLC 0.180%, 08/07/2015 *	6,000,000	5,998,890	1.6%
MetLife Short Term Funding LLC 0.180%, 08/24/2015*	3,500,000	3,499,055	0.9%
National Bank of Canada 0.210%, 07/23/2015 *	9,920,000	9,918,727	2.6%
Old Line Funding LLC 0.200%, 09/08/2015 *	8,660,000	8,656,680	2.3%
Old Line Funding LLC 0.200%, 09/17/2015 *	9,000,000	8,996,100	2.4%
Thunder Bay Funding LLC 0.200%, 09/16/2015 *	10,000,000	9,995,722	2.6%
Toronto-Dominion Holdings USA, Inc. 0.190%, 09/11/2015 *	19,000,000	18,992,780	5.0%
Toyota Motor Credit Corp. 0.140%, 07/23/2015 *	3,200,000	3,199,726	0.8%
Toyota Motor Credit Corp. 0.150%, 09/14/2015 *	2,800,000	2,799,125	0.7%
Wal-Mart Stores, Inc. 0.070%, 07/13/2015 *	5,000,000	4,999,883	1.3%
Westpac Banking Corp. 0.200%, 09/08/2015 *	5,000,000	4,998,083	1.3%
TOTAL COMMERCIAL PAPER (Cost $225,153,268)		$225,153,268

CORPORATE INTEREST-BEARING OBLIGATIONS - 4.4%
Commonwealth Bank of Australia 0.264%, 12/02/2015 (P)(S)*	4,000,000	4,000,000	1.1%
Wells Fargo & Company 0.479%, 10/28/2015 (P)*	7,000,000	7,002,777	1.8%
Wells Fargo & Company 1.500%, 07/01/2015 *	5,620,000	5,620,000	1.5%
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS (Cost $16,622,777)		$16,622,777

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.6%
U.S. Treasury Bills - 9.7%
0.063%, 08/20/2015 *	10,000,000	9,999,132	2.6%
0.065%, 08/20/2015 to 08/27/2015 *	19,000,000	18,998,209	5.0%
0.070%, 11/05/2015 *	8,000,000	7,998,024	2.1%
U.S. Treasury Notes - 1.7%
4.500%, 11/15/2015 *	6,250,000	6,352,164	1.7%
Federal Home Loan Bank - 3.2%
0.050%, 08/07/2015 *	6,400,000	6,399,671	1.7%
0.063%, 08/26/2015 *	5,845,000	5,844,427	1.5%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,591,627)		$55,591,627

CERTIFICATE OF DEPOSIT - 21.7%
Bank of Montreal 0.040%, 07/01/2015*	14,000,000	14,000,000	3.7%
Bank of Montreal 0.190%, 07/01/2015 *	4,000,000	4,000,000	1.0%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CERTIFICATE OF DEPOSIT (continued)
Bank of Nova Scotia 0.260%, 07/09/2015 *	$3,350,000	$3,350,074	0.9%
Bank of Nova Scotia 0.260%, 08/03/2015 *	10,000,000	10,000,915	2.6%
Canadian Imperial Bank of Commerce 0.130%, 07/02/2015 *	5,000,000	5,000,000	1.3%
Canadian Imperial Bank of Commerce 0.130%, 08/04/2015 *	10,000,000	10,000,000	2.6%
Credit Suisse New York 0.240%, 07/31/2015 *	6,000,000	6,000,000	1.6%
Credit Suisse New York 0.260%, 08/14/2015 *	10,000,000	10,000,000	2.6%
National Bank of Canada 0.306%, 12/29/2015 (P)*	6,000,000	6,000,000	1.6%
Sumitomo Mitsui Banking Corp. 0.240%, 08/07/2015 *	6,585,000	6,585,202	1.7%
Sumitomo Mitsui Banking Corp. 0.240%, 08/10/2015 *	8,000,000	8,000,000	2.1%
TOTAL CERTIFICATE OF DEPOSIT (Cost $82,936,191)		$82,936,191
Total Investments (Money Market Trust B) (Cost $380,303,863) - 99.7%		$380,303,863	99.7%
Other assets and liabilities, net - 0.3%		1,060,434	0.3%
TOTAL NET ASSETS - 100.0%		$381,364,297	100.0%

New Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.5%
Treasury Inflation Protected Securities - 2.0%
0.625%, 01/15/2024	$22,377,656	$22,708,084	1.4%
1.875%, 07/15/2015	6,415,983	6,433,524	0.4%
OTHER SECURITIES		3,889,388	0.2%
		33,030,996
U.S. Treasury Bonds - 5.4%
3.000%, 11/15/2044 to 05/15/2045	23,955,000	23,326,386	1.4%
3.125%, 02/15/2043	38,055,000	37,927,173	2.3%
3.375%, 05/15/2044	9,275,000	9,696,002	0.6%
5.375%, 02/15/2031	12,650,000	16,970,759	1.1%
		87,920,320
U.S. Treasury Notes - 10.2%
0.375%, 08/31/2015	8,800,000	8,804,127	0.5%
0.625%, 11/30/2017	28,580,000	28,441,558	1.7%
0.875%, 02/28/2017	34,400,000	34,572,000	2.1%
1.250%, 10/31/2018	24,540,000	24,607,092	1.5%
1.500%, 05/31/2019 to 11/30/2019	55,035,000	55,271,869	3.4%
2.000%, 08/31/2021	9,020,000	9,041,143	0.6%
2.625%, 04/30/2016 (D)	6,640,000	6,766,572	0.4%
		167,504,361

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Strips - 0.0%		$195,588	0.0%
Federal Home Loan Mortgage Corp. - 3.7%
3.000%, 01/01/2043 to 06/01/2043	$17,956,684	17,894,015	1.2%
3.500%, 03/01/2043	7,009,846	7,221,784	0.5%
4.000%, 05/01/2026 to 02/01/2041	12,813,386	13,626,259	0.9%
4.500%, 11/01/2018 to 10/01/2039	9,673,168	10,465,020	0.6%
OTHER SECURITIES		10,734,306	0.5%
		59,941,384
Federal National Mortgage Association - 14.8%
2.500%, 10/01/2027 to 01/01/2043	23,803,209	23,923,688	1.5%
3.000%, TBA (C)	14,610,000	14,523,253	0.9%
3.000%, 01/01/2027 to 10/01/2043	41,880,535	42,202,919	2.7%
3.500%, 10/01/2042 to 04/01/2045	15,403,734	15,890,705	1.0%
4.000%, 11/01/2025 to 01/01/2042	31,548,839	33,587,878	1.8%
4.500%, 05/01/2019 to 09/01/2042	32,901,497	35,579,431	2.2%
5.000%, 05/01/2018 to 07/01/2042	25,661,201	28,466,582	2.0%
5.500%, 11/01/2015 to 09/01/2041	15,601,657	17,628,126	1.0%
6.000%, 09/01/2017 to 10/01/2038	12,366,558	14,094,381	0.7%
OTHER SECURITIES		16,292,409	1.0%
		242,189,372
Government National Mortgage Association - 8.4%
2.500%, 11/20/2042 to 07/20/2043	10,064,321	9,742,893	0.7%
3.000%, 09/20/2044 to 12/20/2044	16,595,912	16,754,759	1.0%
3.500%, 09/15/2041 to 04/20/2045	42,797,105	44,417,489	2.7%
4.000%, 09/20/2040 to 03/20/2045	25,509,477	27,082,951	1.9%
4.500%, 01/15/2019 to 09/20/2040	9,877,375	10,752,502	0.8%
5.000%, 01/15/2019 to 03/20/2041	6,914,528	7,675,557	0.5%
5.500%, 02/15/2029 to 06/20/2044	5,439,603	6,147,859	0.2%
OTHER SECURITIES		13,858,602	0.6%
		136,432,612
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $719,268,716)		$727,214,633

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Bermuda - 0.3%		4,523,050	0.3%
Brazil - 0.5%		8,005,221	0.5%
Iceland - 0.1%		1,387,332	0.1%
Mexico - 0.8%		14,001,610	0.8%
Morocco - 0.2%		2,631,600	0.2%
Poland - 0.1%		2,312,234	0.1%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 0.3%		$5,305,504	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $41,897,396)		$38,166,551

CORPORATE BONDS - 29.3%
Consumer discretionary - 4.4%		72,299,392	4.4%
Consumer staples - 0.4%		5,929,765	0.4%
Energy - 4.0%		65,652,379	4.0%
Financials - 10.2%
Barclays Bank PLC 5.140%, 10/14/2020	$5,995,000	6,510,504	0.4%
Morgan Stanley 2.125%, 04/25/2018	12,690,000	12,769,262	0.8%
Morgan Stanley 3.750%, 02/25/2023	8,280,000	8,381,132	0.5%
Morgan Stanley 5.000%, 11/24/2025	5,745,000	6,004,996	0.4%
The Goldman Sachs Group, Inc. 3.625%, 01/22/2023	13,495,000	13,393,288	0.8%
OTHER SECURITIES		120,589,753	7.3%
		167,648,935
Health care - 2.9%
Medtronic, Inc. 3.500%, 03/15/2025 (S)	7,140,000	7,116,267	0.4%
OTHER SECURITIES		40,328,029	2.5%
		47,444,296
Industrials - 2.4%		39,092,130	2.4%
Information technology - 1.1%		18,037,500	1.1%
Materials - 0.9%		14,277,708	0.9%
Telecommunication services - 2.2%
Verizon Communications, Inc. 6.400%, 09/15/2033	6,750,000	7,714,791	0.5%
OTHER SECURITIES		27,926,427	1.7%
		35,641,218
Utilities - 0.8%		14,023,798	0.8%
TOTAL CORPORATE BONDS (Cost $479,311,357)		$480,047,121
Municipal bonds 1.2%		19,867,470	1.2%
TOTAL MUNICIPAL BONDS (Cost $18,447,498)		$19,867,470

TERM LOANS (M) - 0.8%
Consumer discretionary - 0.2%		3,038,194	0.2%
Consumer staples - 0.1%		1,031,565	0.1%
Financials - 0.2%		4,156,452	0.2%
Health care - 0.1%		1,046,423	0.1%
Information technology - 0.1%		1,703,761	0.1%
Telecommunication services - 0.1%		2,105,239	0.1%
TOTAL TERM LOANS (Cost $13,135,752)		$13,081,634

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0%
Commercial and residential - 8.7%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), 3.528%, 12/10/2047	8,805,000	8,931,607	0.5%

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 5.552%, 05/12/2045	$8,464,788	$8,687,598	0.5%
JPMorgan Chase Commercial Mortgage Securities Trust, 5.885%, 02/12/2049 (P)	8,480,000	8,986,485	0.5%
OTHER SECURITIES		115,423,642	7.2%
		142,029,332
Federal Home Loan Mortgage Corp. - 1.0%		17,000,393	1.0%
Federal National Mortgage Association - 0.2%		3,527,136	0.2%
Government National Mortgage Association - 0.1%		1,806,920	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $164,124,467)		$164,363,781

ASSET BACKED SECURITIES - 9.6%
Ally Master Owner Trust, 1.630%, 05/15/2020	8,360,000	8,352,351	0.5%
Avis Budget Rental Car Funding AESOP LLC, 2.460%, 07/20/2020 (S)	6,905,000	6,945,601	0.4%
Enterprise Fleet Financing LLC, 1.300%, 09/20/2020 (S)	6,715,000	6,721,561	0.4%
Nordstrom Credit Card Master Note Trust II, 2.280%, 11/15/2019 (S)	6,905,000	7,011,965	0.4%
OTHER SECURITIES		127,358,785	7.9%
TOTAL ASSET BACKED SECURITIES (Cost $156,303,406)		$156,390,263

SHORT-TERM INVESTMENTS - 3.4%
Money market funds - 3.3%
T. Rowe Price Reserve Investment Fund, 0.0722% (Y)	54,158,452	54,158,452	3.3%
Repurchase agreement - 0.1%		$735,000	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $54,893,452)		$54,893,452
Total Investments (New Income Trust) (Cost $1,647,382,044) - 101.1%		$1,654,024,905	101.1%
Other assets and liabilities, net - (1.1%)		(18,192,237)	(1.1)%
TOTAL NET ASSETS - 100.0%		$1,635,832,668	100.0%

SALE COMMITMENTS OUTSTANDING - (1.8)%
U.S. Government Agency - (1.8)%
3.000%, TBA (C)	(14,610,000)	(14,523,253)	(0.9)%
3.000%, TBA (C)	(14,610,000)	(14,485,587)	(0.9)%
		(29,008,840)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(29,023,678))		$(29,008,840)

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 102.4%
Treasury Inflation Protected Securities - 99.9%
0.125%, 04/15/2016 to 04/15/2020		$2,888,634	$2,903,039	3.4%
0.125%, 04/15/2017 to 01/15/2023 (C)		20,815,504	20,624,562	24.4%
0.125%, 04/15/2018 (C)(D)		614,702	623,827	0.7%
0.250%, 01/15/2025		3,795,668	3,712,342	4.4%
0.625%, 07/15/2021 (C)		8,504,433	8,764,218	10.4%
0.750%, 02/15/2042 to 02/15/2045		2,677,442	2,426,974	2.8%
1.250%, 07/15/2020 (C)		543,785	580,873	0.7%
1.375%, 02/15/2044 (C)		2,816,184	2,977,895	3.5%
1.750%, 01/15/2028 (C)		7,380,200	8,328,674	9.9%
2.000%, 01/15/2016 (C)		2,984,575	3,027,245	3.6%
2.000%, 01/15/2026 (D)		441,036	504,711	0.6%
2.125%, 01/15/2019 to 02/15/2040 (C)		2,316,996	2,534,582	3.1%
2.375%, 01/15/2025 to 01/15/2027 (C)		21,335,792	25,151,197	29.8%
2.500%, 07/15/2016 (C)		563,350	584,036	0.7%
3.875%, 04/15/2029 (C)		998,106	1,409,045	1.7%
OTHER SECURITIES			207,182	0.2%
			84,360,402
U.S. Treasury Bonds - 0.5%
3.000%, 05/15/2045		310,000	302,347	0.4%
OTHER SECURITIES			97,352	0.1%
			399,699
Federal National Mortgage Association - 2.0%
3.000%, 08/01/2043		1,725,569	1,720,379	2.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $90,708,552)			$86,480,480

FOREIGN GOVERNMENT OBLIGATIONS - 13.0%
France - 0.6%
Government of France 0.250%, 07/25/2018	EUR	416,844	483,185	0.6%
Germany - 2.8%
Federal Republic of Germany, Inflation Linked Bond 0.750%, 04/15/2018		2,023,405	2,348,505	2.8%
Italy - 3.7%
Republic of Italy 1.700%, 09/15/2018		405,216	474,997	0.6%
Republic of Italy 2.250%, 04/22/2017		602,172	690,397	0.8%
Republic of Italy 2.350%, 09/15/2024 (S)		1,107,738	1,359,907	1.6%
OTHER SECURITIES			625,995	0.7%
			3,151,296
Mexico - 1.8%
Government of Mexico 4.000%, 11/15/2040 to 11/08/2046	MXN	8,011,196	551,134	0.6%
Government of Mexico 4.500%, 12/04/2025 to 11/22/2035		9,241,210	672,411	0.9%
OTHER SECURITIES			301,583	0.3%
			1,525,128

Real Return Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 0.6%
Dominion of New Zealand, Index Linked Bond 2.058%, 09/20/2025	NZD	600,000	$416,105	0.5%
OTHER SECURITIES			76,329	0.1%
			492,434
Spain - 0.7%			613,069	0.7%
United Kingdom - 2.8%
Government of United Kingdom, Inflation Linked Bond 0.125%, 03/22/2024	GBP	1,383,395	2,349,400	2.8%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,419,280)			$10,963,017

CORPORATE BONDS - 9.8%
Consumer discretionary - 0.5%
The Home Depot, Inc. 2.625%, 06/01/2022		$400,000	393,513	0.5%
Energy - 2.1%
Petrobras Global Finance BV 2.643%, 03/17/2017 (P)		700,000	685,440	0.8%
Sabine Pass LNG LP 7.500%, 11/30/2016		800,000	842,008	1.0%
OTHER SECURITIES			266,790	0.3%
			1,794,238
Financials - 6.1%
Ally Financial, Inc. 3.600%, 05/21/2018		800,000	800,600	1.0%
Banca Monte dei Paschi di Siena SpA 3.625%, 04/01/2019	EUR	300,000	337,385	0.4%
Barclays PLC (8.000% to 12/15/2020, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (Q)		300,000	354,522	0.4%
Depfa ACS Bank 4.875%, 10/28/2015		$400,000	405,274	0.5%
Rabobank Nederland NV 4.000%, 09/10/2015	GBP	1,300,000	2,054,909	2.4%
OTHER SECURITIES			1,171,142	1.4%
			5,123,832
Industrials - 1.0%
International Lease Finance Corp. 8.625%, 09/15/2015		$700,000	708,750	0.9%
OTHER SECURITIES			115,944	0.1%
			824,694
Utilities - 0.1%			100,099	0.1%
TOTAL CORPORATE BONDS (Cost $8,572,009)			$8,236,376

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Commercial and residential - 4.4%
CHL Mortgage Pass Through Trust, 5.500%, 01/25/2035		311,172	316,528	0.4%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust, 0.357%, 05/25/2047 (P)	$430,133	$369,219	0.4%
OTHER SECURITIES		2,967,048	3.6%
		3,652,795
Federal Home Loan Mortgage Corp. - 0.5%
0.636%, 09/15/2042 (P)	333,294	335,210	0.4%
OTHER SECURITIES		107,655	0.1%
		442,865
Federal National Mortgage Association - 0.5%		420,088	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,713,766)		$4,515,748

ASSET BACKED SECURITIES - 3.0%
LCM IX LP, 1.477%, 07/14/2022 (P)(S)	391,813	391,771	0.5%
OneMain Financial Issuance Trust, 2.470%, 09/18/2024 (S)	400,000	402,124	0.5%
Symphony CLO III, Ltd., 0.514%, 05/15/2019 (P)(S)	359,374	356,489	0.4%
Venture VII CDO, Ltd., 0.505%, 01/20/2022 (P)(S)	470,703	464,134	0.5%
OTHER SECURITIES		949,924	1.1%
TOTAL ASSET BACKED SECURITIES (Cost $2,560,881)		$2,564,442

COMMON STOCKS - 0.0%
Financials - 0.0%		4,576	0.0%
TOTAL COMMON STOCKS (Cost $1,386)		$4,576

PURCHASED OPTIONS - 0.2%
Put options - 0.2%		191,902	0.2%
Call options - 0.0%		1,682	0.0%
TOTAL PURCHASED OPTIONS (Cost $167,051)		$193,584

SHORT-TERM INVESTMENTS - 54.6%

CERTIFICATE OF DEPOSIT - 1.8%
Banco Bilbao Vizcaya Argentaria SA 0.976%, 10/23/2015 *	$1,500,000	$1,499,316	1.8%
U.S. Government - 0.7%
U.S. Treasury Bills 0.014%, 09/03/2015 *	341,000	340,991	0.4%
OTHER SECURITIES		295,982	0.3%
		636,973

Real Return Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AGENCY - 1.9%
Federal Home Loan Bank Discount Notes 0.039%, 07/15/2015 *	$1,600,000	$1,599,976	1.9%
Repurchase agreement - 50.2%
Repurchase Agreement with Bank of Nova Scotia dated 06/30/2015 at 0.250% to be repurchased at $8,400,058 on 07/01/2015, collateralized by $8,477,000 U.S. Treasury Notes, 1.375% due 09/30/2018 (valued at $8,583,810, including interest)	8,400,000	8,400,000	10.0%
Repurchase Agreement with Credit Suisse dated 06/30/2015 at 0.250% to be repurchased at $8,400,058 on 07/01/2015, collateralized by $8,559,000 U.S. Treasury Notes, 0.500% due 01/31/2017 (valued at $8,577,830, including interest)	8,400,000	8,400,000	10.0%
Repurchase Agreement with Deutsche Bank dated 06/30/2015 at 0.250% to be repurchased at $8,400,058 on 07/01/2015, collateralized by $8,190,000 U.S. Treasury Notes, 2.625% due 11/15/2020 (valued at $8,594,586, including interest).	8,400,000	8,400,000	10.0%
Repurchase Agreement with JPMorgan Chase & Co. dated 06/30/2015 at 0.140% to be repurchased at $8,400,033 on 07/01/2015, collateralized by $8,523,000 U.S. Treasury Notes, 2.000% due 05/31/2021 (valued at $8,605,673, including interest)	8,400,000	8,400,000	9.9%
Repurchase Agreement with Toronto-Dominion Bank dated 06/30/2015 at 0.280% to be repurchased at $8,400,058 on 07/01/2015, collateralized by $8,575,000 U.S. Treasury Notes, 1.500% due 11/30/2019 (valued at $8,596,438, including interest)	8,400,000	8,400,000	9.9%
OTHER SECURITIES		398,000	0.4%
		42,398,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,135,309)		$46,134,265
Total Investments (Real Return Bond Trust) (Cost $165,278,234) - 188.4%		$159,092,488	188.4%
Other assets and liabilities, net - (88.4%)		(74,666,295)	(88.4)%
TOTAL NET ASSETS - 100.0%		$84,426,193	100.0%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 93.1%
Treasury Inflation Protected Securities - 0.9%
0.125%, 04/15/2018	$3,377,418	$3,427,552	0.9%
U.S. Treasury Notes - 20.3%
0.625%, 08/31/2017 to 04/30/2018	8,160,000	8,123,179	2.1%
0.750%, 06/30/2017 to 03/31/2018	20,120,000	20,114,148	5.3%
0.875%, 02/28/2017 to 01/31/2018	42,345,000	42,474,367	11.2%
1.625%, 06/30/2020	6,230,000	6,223,670	1.7%
		76,935,364
Federal Agricultural Mortgage Corp. - 16.6%
2.000%, 07/27/2016	20,949,000	21,298,492	5.6%
5.125%, 04/19/2017 (S)	38,823,000	41,758,718	11.0%
		63,057,210
Federal Farm Credit Bank - 11.8%
0.900%, 12/26/2017	3,890,000	3,883,087	1.0%
0.970%, 09/05/2017	5,090,000	5,083,749	1.3%
1.240%, 11/13/2018	18,275,000	18,207,638	4.8%
1.480%, 01/22/2019	6,215,000	6,205,385	1.6%
1.540%, 04/01/2019	7,455,000	7,454,128	2.0%
1.850%, 06/08/2020	4,000,000	3,975,708	1.1%
		44,809,695
Federal Home Loan Bank - 9.3%
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,556,243	4.3%
1.130%, 03/27/2018	9,000,000	8,942,385	2.4%
1.150%, 07/25/2018	9,910,000	9,852,998	2.6%
		35,351,626
Federal Home Loan Mortgage Corp. - 10.5%
1.100%, 05/07/2018	9,395,000	9,326,341	2.5%
1.200%, 03/20/2018	4,415,000	4,412,876	1.2%
1.250%, 05/25/2018	14,200,000	14,212,397	3.7%
2.219%, 09/01/2042 (P)	1,310,252	1,353,700	0.3%
2.340%, 09/01/2039 (P)	561,258	601,865	0.2%
2.592%, 01/01/2044 (P)	2,665,249	2,748,846	0.7%
3.003%, 03/01/2044 (P)	1,394,538	1,442,716	0.4%
5.500%, 07/01/2037 to 07/01/2040	5,156,778	5,806,141	1.5%
OTHER SECURITIES		4,509	0.0%
		39,909,391
Federal National Mortgage Association - 12.7%
0.625%, 11/14/2016	3,360,000	3,356,180	0.9%
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,573,788	3.6%
2.194%, 09/01/2043 (P)	2,662,340	2,706,140	0.7%
2.342%, 09/01/2041 (P)	3,008,592	3,226,264	0.8%
2.389%, 04/01/2042 (P)	2,803,339	2,902,078	0.8%
2.487%, 02/01/2042 (P)	4,718,472	5,005,508	1.3%
2.500%, 10/01/2027	3,305,206	3,369,374	0.9%
2.917%, 03/01/2044 (P)	1,312,450	1,357,020	0.4%
3.500%, 12/01/2025	2,010,157	2,119,695	0.6%
5.500%, 03/01/2035 to 08/01/2040	4,177,968	4,709,442	1.2%
6.500%, 01/01/2039	5,011,114	5,760,992	1.5%
OTHER SECURITIES		7,305	0.0%
		48,093,786

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association - 0.0%		$901	0.0%
Tennessee Valley Authority - 11.0%
1.750%, 10/15/2018	$6,485,000	6,537,671	1.7%
3.875%, 02/15/2021	13,050,000	14,348,749	3.8%
4.500%, 04/01/2018	10,349,000	11,281,331	3.0%
5.500%, 07/18/2017	8,613,000	9,412,373	2.5%
		41,580,124
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $351,476,860)		$353,165,649

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Federal Home Loan Mortgage Corp. - 1.4%
1.169%, 11/25/2022 (P)	5,803,275	357,836	0.1%
1.353%, 03/25/2024 (P)	8,777,293	721,274	0.2%
1.420%, 07/25/2022 (P)	12,483,150	889,424	0.2%
1.574%, 12/25/2021 (P)	5,530,603	406,151	0.1%
1.826%, 07/25/2019 (P)	7,793,241	443,217	0.1%
2.133%, 08/25/2018 (P)	18,130,833	948,388	0.2%
OTHER SECURITIES		1,608,129	0.5%
		5,374,419
Federal National Mortgage Association - 3.7%
3.500%, 08/25/2043	8,105,738	8,508,560	2.2%
3.551%, 01/25/2043 (P)	745,023	756,803	0.2%
4.000%, 03/25/2039	4,457,870	4,755,491	1.3%
		14,020,854
Government National Mortgage Association - 0.1%		270,602	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,449,712)		$19,665,875

SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Barclays Tri-Party Repurchase Agreement dated 06/30/2015 at 0.090% to be repurchased at $2,032,005 on 07/01/2015, collateralized by $1,963,900 U.S. Treasury Inflation Indexed Notes, 0.12% - 0.250% due 04/15/2017 to 01/15/2025 (valued at $2,072,665, including interest)	2,032,000	2,032,000	0.5%
Repurchase Agreement with State Street Corp. dated 06/30/2015 at 0.000% to be repurchased at $3,265,000 on 07/01/2015, collateralized by $3,285,000 U.S. Treasury Notes, 1.500% due 01/31/2019 (valued at $3,332,304, including interest)	3,265,000	3,265,000	0.9%
		5,297,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,297,000)		$5,297,000
Total Investments (Short Term Government Income Trust) (Cost $376,223,572) - 99.7%		$378,128,524	99.7%
Other assets and liabilities, net - 0.3%		1,125,159	0.3%
TOTAL NET ASSETS - 100.0%		$379,253,683	100.0%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS - 20.9%
Australia - 2.7%
New South Wales Treasury Corp. 6.000%, 05/01/2020 to 03/01/2022	AUD	5,155,000	4,624,311	0.8%
Queensland Treasury Corp. 4.000%, 06/21/2019 (S)		4,080,000	3,309,835	0.6%
Queensland Treasury Corp. 6.000%, 10/21/2015 to 04/21/2016		6,404,000	5,072,565	1.0%
OTHER SECURITIES			1,590,160	0.3%
			14,596,871
Bermuda - 0.3%			1,291,500	0.3%
Canada - 3.0%
Government of Canada 1.250%, 02/01/2016 to 03/01/2018	CAD	6,700,000	5,392,526	1.0%
Government of Canada 1.500%, 02/01/2017 to 03/01/2020		11,400,000	9,355,730	1.8%
OTHER SECURITIES			1,223,488	0.2%
			15,971,744
Mexico - 1.5%
Government of Mexico 4.600%, 01/23/2046		$2,540,000	2,355,850	0.4%
OTHER SECURITIES			5,907,842	1.1%
			8,263,692
New Zealand - 3.2%
Dominion of New Zealand 5.000%, 03/15/2019	NZD	3,400,000	2,469,205	0.5%
Dominion of New Zealand 6.000%, 12/15/2017 to 05/15/2021		18,220,000	13,765,358	2.5%
OTHER SECURITIES			1,216,140	0.2%
			17,450,703
Norway - 1.7%
Government of Norway 3.750%, 05/25/2021 (S)	NOK	17,290,000	2,497,335	0.5%
Government of Norway 4.500%, 05/22/2019 (S)		31,072,000	4,489,329	0.8%
OTHER SECURITIES			2,126,542	0.4%
			9,113,206
Peru - 0.2%			1,246,275	0.2%
Philippines - 2.1%
Republic of Philippines 5.875%, 12/16/2020 to 03/01/2032	PHP	157,303,440	3,909,309	0.7%
Republic of Philippines 6.500%, 04/28/2021		106,400,000	2,682,521	0.5%
OTHER SECURITIES			4,825,441	0.9%
			11,417,271
Singapore - 1.3%
Republic of Singapore 2.875%, 07/01/2015	SGD	3,000,000	2,227,197	0.4%
OTHER SECURITIES			4,984,294	0.9%
			7,211,491

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea - 1.6%
Korea Treasury Bond Principal Strips 3.286%, 09/10/2018	KRW	2,888,000,000	$2,443,383	0.5%
Republic of Korea 4.000%, 03/10/2016		2,750,000,000	2,506,101	0.5%
OTHER SECURITIES			3,458,344	0.6%
			8,407,828
Sweden - 1.5%
Kingdom of Sweden 1.500%, 11/13/2023	SEK	28,350,000	3,593,573	0.7%
Kingdom of Sweden 5.000%, 12/01/2020		21,300,000	3,205,567	0.6%
OTHER SECURITIES			1,412,665	0.2%
			8,211,805
Thailand - 1.8%
Kingdom of Thailand 3.250%, 06/16/2017	THB	187,500,000	5,729,554	1.0%
Kingdom of Thailand 3.650%, 12/17/2021		134,000,000	4,200,424	0.8%
			9,929,978
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $123,255,298)			$113,112,364

CORPORATE BONDS - 44.1%
Consumer discretionary - 7.3%
CBS Corp. 3.500%, 01/15/2025		$2,300,000	2,197,252	0.4%
The Goodyear Tire & Rubber Company 7.000%, 05/15/2022		1,980,000	2,155,725	0.4%
OTHER SECURITIES			34,995,220	6.5%
			39,348,197
Consumer staples - 3.3%
Kraft Heinz Foods Company 3.950%, 07/15/2025 (S)		2,610,000	2,624,702	0.5%
OTHER SECURITIES			15,384,660	2.8%
			18,009,362
Energy - 1.3%			7,133,166	1.3%
Financials - 16.0%
American International Group, Inc. (8.175% to 05/15/2038, then 3 month LIBOR + 4.195%) 05/15/2058		3,195,000	4,230,180	0.8%
Bank of America Corp. 1.046%, 09/15/2026 (P)		2,515,000	2,309,333	0.4%
CapitaMalls Asia Treasury, Ltd. 3.950%, 08/24/2017	SGD	3,250,000	2,498,918	0.5%
General Electric Capital Australia Funding Pty, Ltd. 7.000%, 10/08/2015	AUD	2,800,000	2,185,558	0.4%
General Electric Capital Corp. (7.125% to 06/15/2022, then 3 month LIBOR + 5.296%) 06/15/2022 (Q)		$2,340,000	2,699,775	0.5%
Inter-American Development Bank 6.500%, 08/20/2019	AUD	2,705,000	2,392,580	0.4%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
International Bank for Reconstruction & Development
4.625%, 02/26/2019 to 10/06/2021	NZD	3,825,000	$2,703,364	0.5%
KFW
6.000%, 01/19/2016 to 08/20/2020	AUD	3,388,000	2,937,868	0.6%
Stifel Financial Corp.
4.250%, 07/18/2024		$2,505,000	2,471,626	0.5%
OTHER SECURITIES			62,038,689	11.4%
			86,467,891
Health care - 6.4%
LifePoint Health, Inc.
5.500%, 12/01/2021		3,260,000	3,365,950	0.6%
OTHER SECURITIES			31,057,871	5.8%
			34,423,821
Industrials - 1.2%			6,780,822	1.2%
Information technology - 2.0%			10,570,578	2.0%
Materials - 2.5%
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,377,947	0.4%
OTHER SECURITIES			11,294,326	2.1%
			13,672,273
Telecommunication services - 2.2%
HC2 Holdings, Inc.
11.000%, 12/01/2019 (S)		3,025,000	3,085,500	0.6%
OTHER SECURITIES			8,826,496	1.6%
			11,911,996
Utilities - 1.9%
Talen Energy Supply LLC
6.500%, 06/01/2025 (S)		2,675,000	2,675,000	0.5%
OTHER SECURITIES			7,630,030	1.4%
			10,305,030
TOTAL CORPORATE BONDS (Cost $241,741,397)			$238,623,136

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%			2,026,128	0.4%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,917,529)			$2,026,128

CONVERTIBLE BONDS - 2.1%
Consumer discretionary - 0.1%			748,181	0.1%
Consumer staples - 0.1%			751,311	0.1%
Financials - 0.4%			2,284,788	0.4%
Health care - 0.7%
Anthem, Inc.
2.750%, 10/15/2042		1,099,000	2,411,618	0.5%
OTHER SECURITIES			1,209,360	0.2%
			3,620,978
Industrials - 0.4%			1,850,162	0.4%
Information technology - 0.2%			1,201,788	0.2%
Utilities - 0.2%			1,046,719	0.2%
TOTAL CONVERTIBLE BONDS (Cost $9,735,355)			$11,503,927

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) - 7.4%
Consumer discretionary - 1.3%		$6,747,776	1.3%
Consumer staples - 0.9%
Aramark Services, Inc.
3.250%, 02/24/2021	$2,552,688	2,539,924	0.5%
Kraft Heinz Foods Company
3.250%, 06/05/2020	2,348,348	2,347,761	0.4%
		4,887,685
Financials - 0.6%
Crown Castle Operating Company
3.000%, 01/31/2021	3,440,701	3,418,767	0.6%
Health care - 2.2%
Catalent Pharma Solutions, Inc.
4.250%, 05/20/2021	2,494,868	2,497,363	0.5%
Community Health Systems, Inc.
3.750%, 12/31/2019	2,148,681	2,147,785	0.4%
Mallinckrodt International Finance SA
3.250%, 03/19/2021	3,197,223	3,181,736	0.6%
OTHER SECURITIES		4,308,280	0.7%
		12,135,164
Industrials - 0.9%		4,844,412	0.9%
Information technology - 0.2%		1,138,535	0.2%
Materials - 0.4%		1,856,028	0.4%
Telecommunication services - 0.1%		632,253	0.1%
Utilities - 0.8%		4,328,160	0.8%
TOTAL TERM LOANS (Cost $40,095,136)		$39,988,780

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Commercial and residential - 5.9%		32,065,808	5.9%
Federal Home Loan Mortgage Corp. - 0.2%		1,040,030	0.2%
Federal National Mortgage Association - 0.2%		1,185,537	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,216,101)		$34,291,375

ASSET BACKED SECURITIES - 2.6%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	2,773,138	2,813,792	0.5%
DB Master Finance LLC,
3.980%, 02/20/2045 (S)	3,182,025	3,166,268	0.6%
Wendys Funding LLC,
4.080%, 06/15/2045 (S)	2,160,000	2,143,865	0.4%
OTHER SECURITIES		5,944,509	1.1%
TOTAL ASSET BACKED SECURITIES (Cost $14,054,577)		$14,068,434

COMMON STOCKS - 4.4%
Consumer discretionary - 0.8%
Charter Communications, Inc., Class A (I)	26,089	4,467,741	0.8%
OTHER SECURITIES		—	0.0%
		4,467,741
Financials - 3.6%		19,146,203	3.6%
TOTAL COMMON STOCKS (Cost $17,146,395)		$23,613,944

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES - 8.8%
Consumer staples - 0.6%		$3,185,490	0.6%
Financials - 4.8%
Crown Castle International Corp., 4.500%	22,754	2,348,213	0.4%
Weyerhaeuser Company, 6.375%	63,700	3,312,400	0.6%
OTHER SECURITIES		20,598,722	3.8%
		26,259,335
Health care - 0.3%		1,574,296	0.3%
Industrials - 0.6%		3,425,745	0.6%
Materials - 0.2%		918,677	0.2%
Telecommunication services - 0.2%		1,019,080	0.2%
Utilities - 2.1%
Dominion Resources, Inc., 6.375%	47,070	2,198,169	0.4%
Exelon Corp., 6.500%	56,187	2,548,642	0.4%
OTHER SECURITIES		6,741,671	1.3%
		11,488,482
TOTAL PREFERRED SECURITIES (Cost $47,366,631)		$47,871,105

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%		12,381	0.0%
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381

PURCHASED OPTIONS - 0.2%
Call options - 0.1%		921,766	0.1%
Put options - 0.1%		346,185	0.1%
TOTAL PURCHASED OPTIONS (Cost $1,761,653)		$1,267,951

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%		$2,980,988	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,980,988)		$2,980,988
Total Investments (Strategic Income Opportunities Trust) (Cost $532,271,136) - 97.8%		$529,360,513	97.8%
Other assets and liabilities, net - 2.2%		11,885,404	2.2%
TOTAL NET ASSETS - 100.0%		$541,245,917	100.0%

Total Bond Market Trust B

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.7%
U.S. Treasury Bonds - 8.3%
2.500%, 02/15/2045	$14,911,000	$13,061,112	2.5%
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,882,156	1.0%
4.375%, 05/15/2041	1,830,000	2,252,186	0.5%
4.625%, 02/15/2040	3,900,000	4,953,304	1.0%
4.750%, 02/15/2041	2,000,000	2,594,218	0.5%
7.875%, 02/15/2021	3,400,000	4,510,579	0.9%
8.750%, 08/15/2020	4,250,000	5,729,531	1.2%

Total Bond Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
OTHER SECURITIES		$3,297,202	0.7%
		41,280,288
U.S. Treasury Notes - 28.0%
0.375%, 04/30/2016 to 10/31/2016	$7,900,000	7,894,147	1.6%
0.500%, 09/30/2016	5,800,000	5,805,440	1.2%
0.625%, 12/31/2016 to 04/30/2018	13,600,000	13,575,906	2.7%
0.750%, 12/31/2017	3,700,000	3,690,173	0.8%
0.875%, 04/30/2017	5,000,000	5,023,830	1.0%
1.000%, 03/31/2017	4,000,000	4,028,752	0.8%
1.500%, 06/30/2016 to 03/31/2019	22,200,000	22,390,830	4.5%
1.625%, 06/30/2019 to 12/31/2019	13,800,000	13,899,427	2.9%
1.750%, 09/30/2019	7,000,000	7,078,204	1.4%
2.000%, 11/15/2021 to 02/15/2022	2,500,000	2,499,023	0.5%
2.125%, 05/15/2025	19,126,000	18,747,955	3.8%
2.750%, 02/15/2019	7,000,000	7,364,763	1.5%
3.000%, 09/30/2016 to 02/28/2017	6,720,000	6,962,051	1.4%
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,301,148	0.5%
3.250%, 06/30/2016	3,650,000	3,754,938	0.8%
4.250%, 11/15/2017	7,300,000	7,890,847	1.6%
OTHER SECURITIES		4,939,711	1.0%
		137,847,145
Federal Farm Credit Bank - 0.2%		919,034	0.2%
Federal Home Loan Bank - 0.7%
5.375%, 05/18/2016	2,200,000	2,296,419	0.5%
OTHER SECURITIES		1,248,040	0.2%
		3,544,459
Federal Home Loan Mortgage Corp. - 6.8%
3.000%, 10/01/2042	3,247,777	3,237,120	0.7%
3.500%, TBA (C)	4,300,000	4,415,563	0.9%
3.500%, 12/01/2025	2,378,503	2,508,485	0.5%
4.000%, 02/01/2024 to 12/01/2040	2,662,200	2,828,634	0.5%
4.500%, 05/01/2024 to 11/01/2041	5,183,809	5,622,719	1.1%
5.000%, TBA (C)	2,300,000	2,531,078	0.5%
5.500%, 08/23/2017 to 01/01/2039	3,178,237	3,530,037	0.7%
OTHER SECURITIES		8,968,242	1.9%
		33,641,878
Federal National Mortgage Association - 15.4%
2.500%, TBA (C)	4,000,000	4,043,125	0.8%
2.500%, 05/01/2028	2,061,838	2,100,578	0.4%
3.000%, TBA (C)	9,400,000	9,344,188	1.9%
3.000%, 01/01/2027 to 04/01/2043	13,336,294	13,565,984	2.8%
3.500%, TBA (C)	3,000,000	3,086,484	0.6%
3.500%, 12/01/2025 to 02/01/2043	12,892,884	13,337,484	2.8%
4.000%, 08/01/2020 to 05/01/2042	6,734,754	7,165,936	1.5%
4.500%, 06/01/2018 to 06/01/2041	6,643,060	7,171,961	1.4%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.000%, 12/01/2018 to 07/01/2039	$3,474,632	$3,830,434	0.8%
5.500%, 08/01/2017 to 11/01/2038	2,565,578	2,869,244	0.6%
7.250%, 05/15/2030	1,450,000	2,158,122	0.4%
OTHER SECURITIES		7,021,019	1.4%
		75,694,559
Government National Mortgage Association - 7.0%
3.000%, TBA (C)	5,000,000	5,040,235	1.0%
3.000%, 08/15/2043	3,029,643	3,060,058	0.6%
3.500%, TBA (C)	2,800,000	2,899,531	0.6%
3.500%, 01/15/2043	5,981,300	6,213,542	1.3%
4.000%, 11/15/2026 to 02/15/2041	6,440,335	6,853,897	1.5%
4.500%, 05/15/2019 to 10/20/2040	3,767,958	4,100,937	0.9%
5.000%, 05/15/2018 to 07/20/2040	3,200,461	3,555,805	0.7%
OTHER SECURITIES		2,685,187	0.4%
		34,409,192
Tennessee Valley Authority - 0.1%		769,665	0.1%
The Financing Corp. - 0.2%		862,547	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $321,528,333)		$328,968,767

FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
Brazil - 0.3%		1,672,130	0.3%
Canada - 0.8%		3,899,072	0.8%
Chile - 0.1%		552,075	0.1%
Colombia - 0.1%		575,300	0.1%
Israel - 0.2%		1,143,868	0.2%
Italy - 0.1%		371,992	0.1%
Japan - 0.3%		1,271,231	0.3%
Mexico - 0.3%		1,523,298	0.3%
Panama - 0.1%		456,950	0.1%
Peru - 0.1%		450,990	0.1%
Philippines - 0.2%		1,081,300	0.2%
Poland - 0.0%		127,105	0.0%
South Africa - 0.2%		805,120	0.2%
Turkey - 0.3%		1,307,816	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,803,849)		$15,238,247

CORPORATE BONDS - 25.5%
Consumer discretionary - 2.2%		10,805,305	2.2%
Consumer staples - 1.8%		8,855,485	1.8%
Energy - 3.3%		16,274,796	3.3%
Financials - 9.4%		46,273,365	9.4%
Health care - 1.9%		9,551,946	1.9%
Industrials - 1.6%		7,677,278	1.6%
Information technology - 1.4%		6,752,735	1.4%
Materials - 1.2%		5,817,145	1.2%

Total Bond Market Trust B (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Telecommunication services - 1.1%		$5,378,931	1.1%
Utilities - 1.6%		8,059,782	1.6%
TOTAL CORPORATE BONDS (Cost $116,419,944)		$125,446,768
Municipal bonds - 0.9%		4,456,174	0.9%
TOTAL MUNICIPAL BONDS (Cost $3,854,211)		$4,456,174

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Commercial and residential - 1.6%		8,132,318	1.6%
Federal Home Loan Mortgage Corp. - 0.5%		2,228,809	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,899,526)		$10,361,127
Asset backed securities 0.4%		2,093,553	0.4%
TOTAL ASSET BACKED SECURITIES (Cost $2,123,262)		$2,093,553

SHORT-TERM INVESTMENTS - 6.6%
Money market funds - 6.6%
State Street Institutional U.S. Government Money Market Fund, 0.0000% (Y)	32,480,094	32,480,094	6.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $32,480,094)		$32,480,094
Total Investments (Total Bond Market Trust B) (Cost $501,109,219) - 105.3%		$519,044,730	105.3%
Other assets and liabilities, net - (5.3%)		(26,218,928)	(5.3)%
TOTAL NET ASSETS - 100.0%		$492,825,802	100.0%

Ultra Short Term Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.6%
U.S. Treasury Notes - 15.0%
0.250%, 08/15/2015 to 12/15/2015	$34,100,000	$34,111,429	15.0%
		34,111,429
Federal Home Loan Mortgage Corp. - 1.8%		4,169,738	1.8%
Federal National Mortgage Association - 4.3%
1.995%, 04/01/2035 (P)	2,211,747	2,322,352	1.0%
OTHER SECURITIES		7,444,913	3.3%
		9,767,265
Government National Mortgage Association - 0.5%		1,163,431	0.5%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,142,415)		$49,211,863

CORPORATE BONDS - 55.9%
Consumer discretionary - 7.0%
American Honda Finance Corp.
0.657%, 05/26/2016 (P)(S)	2,000,000	2,004,702	0.9%
Viacom, Inc.
6.250%, 04/30/2016	2,000,000	2,085,638	0.9%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Consumer discretionary (continued)
OTHER SECURITIES		$11,733,340	5.2%
		15,823,680
Consumer staples - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	$2,000,000	2,000,220	0.9%
OTHER SECURITIES		2,611,609	1.1%
		4,611,829
Energy - 3.0%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,000,000	2,108,160	0.9%
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017	2,000,000	2,129,682	0.9%
OTHER SECURITIES		2,646,801	1.2%
		6,884,643
Financials - 22.0%
American Express Credit Corp.
2.375%, 03/24/2017	2,000,000	2,040,970	0.9%
American International Group, Inc.
5.050%, 10/01/2015	2,000,000	2,020,184	0.9%
American International Group, Inc.
5.600%, 10/18/2016	2,500,000	2,637,620	1.2%
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,780,000	1,909,623	0.8%
Bank of America NA
5.300%, 03/15/2017	1,775,000	1,879,775	0.8%
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,037,462	0.9%
HCP, Inc.
3.750%, 02/01/2016	1,839,000	1,862,857	0.8%
ING Bank NV
2.000%, 09/25/2015 (S)	2,000,000	2,005,290	0.9%
MetLife, Inc.
6.750%, 06/01/2016	2,000,000	2,103,868	0.9%
National Rural Utilities Cooperative Finance Corp.
0.582%, 11/23/2016 (P)	2,000,000	2,002,334	0.9%
PNC Funding Corp.
5.625%, 02/01/2017	2,500,000	2,656,483	1.2%
Prudential Financial, Inc.
4.750%, 09/17/2015	2,500,000	2,519,343	1.1%
Societe Generale SA
3.500%, 01/15/2016 (S)	2,000,000	2,027,160	0.9%
The Goldman Sachs Group, Inc.
0.676%, 07/22/2015 (P)	2,500,000	2,500,173	1.1%
The Goldman Sachs Group, Inc.
5.350%, 01/15/2016	2,000,000	2,047,616	0.9%
OTHER SECURITIES		17,736,157	7.8%
		49,986,915
Health care - 6.5%
AbbVie, Inc.
1.040%, 11/06/2015 (P)	2,000,000	2,002,902	0.9%
Actavis Funding SCS
1.850%, 03/01/2017	3,000,000	3,014,262	1.3%
Amgen, Inc.
2.125%, 05/15/2017	2,000,000	2,031,242	0.9%
Amgen, Inc.
2.500%, 11/15/2016	2,000,000	2,037,154	0.9%
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,544,465	1.1%

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Health care (continued)
Mylan, Inc.
1.350%, 11/29/2016	$2,000,000	$1,993,712	0.9%
OTHER SECURITIES		1,200,554	0.5%
		14,824,291
Industrials - 5.7%
Lockheed Martin Corp.
2.125%, 09/15/2016	2,000,000	2,029,086	0.9%
OTHER SECURITIES		10,915,592	4.8%
		12,944,678
Information technology - 1.4%
Xerox Corp.
2.950%, 03/15/2017	2,000,000	2,048,224	0.9%
OTHER SECURITIES		1,012,501	0.5%
		3,060,725
Materials - 1.7%
The Dow Chemical Company
2.500%, 02/15/2016	1,820,000	1,837,188	0.8%
OTHER SECURITIES		2,028,865	0.9%
		3,866,053
Telecommunication services - 2.6%
AT&T, Inc.
2.400%, 08/15/2016	3,000,000	3,041,007	1.3%
OTHER SECURITIES		2,877,677	1.3%
		5,918,684
Utilities - 4.0%
Dominion Resources, Inc.
1.950%, 08/15/2016	2,000,000	2,015,294	0.9%
Electricite de France SA
1.150%, 01/20/2017 (S)	2,000,000	2,002,964	0.9%
Georgia Power Company
0.606%, 03/15/2016 (P)	2,000,000	1,998,034	0.9%
The Southern Company
2.375%, 09/15/2015	2,000,000	2,007,074	0.9%
OTHER SECURITIES		1,041,818	0.4%
		9,065,184
TOTAL CORPORATE BONDS (Cost $127,017,999)		$126,986,682

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Federal National Mortgage Association - 3.2%
0.487%, 10/25/2032 (P)	3,695,697	3,698,886	1.6%
0.537%, 04/25/2042 (P)	1,817,807	1,812,444	0.8%
OTHER SECURITIES		1,743,243	0.8%
		7,254,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,277,860)		$7,254,573

ASSET BACKED SECURITIES - 17.7%
Ally Auto Receivables Trust,
0.800%, 10/16/2017	2,400,000	2,402,323	1.1%
American Express Credit Account Master Trust,
0.590%, 05/15/2018	3,050,000	3,050,647	1.3%
BA Credit Card Trust,
0.456%, 09/16/2019 (P)	2,000,000	1,997,798	0.9%
Cabela’s Credit Card Master Note Trust,
2.390%, 06/17/2019 (S)	2,000,000	2,030,242	0.9%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
ASSET BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust,
0.236%, 11/15/2019 (P)	$2,000,000	$1,993,128	0.9%
CarMax Auto Owner Trust,
0.970%, 04/16/2018	2,211,296	2,212,349	1.0%
Chase Issuance Trust,
0.590%, 08/15/2017	4,000,000	4,000,012	1.8%
Citibank Credit Card Issuance Trust,
0.730%, 02/07/2018	3,145,000	3,147,258	1.4%
Hyundai Auto Lease Securitization Trust,
0.610%, 02/15/2017 (S)	2,213,863	2,213,257	1.0%
Mercedes-Benz Auto Receivables Trust,
0.610%, 12/17/2018	1,915,000	1,914,719	0.8%
Nissan Auto Receivables Owner Trust,
0.720%, 08/15/2018	1,800,000	1,796,875	0.8%
USAA Auto Owner Trust,
0.570%, 08/15/2017	2,684,470	2,684,449	1.2%
OTHER SECURITIES		10,893,616	4.6%
TOTAL ASSET BACKED SECURITIES (Cost $40,351,812)		$40,336,673

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%		598,000	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $598,000)		$598,000
Total Investments (Ultra Short Term Bond Trust) (Cost $224,388,086) - 98.7%		$224,387,791	98.7%
Other assets and liabilities, net - 1.3%		2,928,582	1.3%
TOTAL NET ASSETS - 100.0%		$227,316,373	100.0%

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust

Summary portfolio of investments — June 30, 2015 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of net assets on 6-30-15:

High Yield Trust
United States	79.8%
Luxembourg	3.9%
United Kingdom	2.5%
Netherlands	2.5%
Cayman Islands	2.3%
Canada	2.2%
Australia	1.7%
Mexico	0.9%
France	0.8%
Ireland	0.7%
Other countries	2.7%
Total	100.0%

Real Return Bond Trust
United States	78.3%
Italy	4.4%
United Kingdom	3.7%
Germany	2.8%
Netherlands	2.5%
Mexico	1.8%
Cayman Islands	1.7%
Spain	1.5%
Brazil	1.1%
France	0.7%
Other countries	1.5%
Total	100.0%
Strategic Income Opportunities Trust
United States	68.8%
Canada	5.8%
Australia	3.9%
New Zealand	3.2%
Mexico	3.1%
Philippines	2.8%
Singapore	2.2%
Thailand	1.8%
Norway	1.7%
South Korea	1.6%
Other countries	5.1%
Total	100.0%

34
The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Active Bond Trust	Bond Trust	Core Bond Trust	Global Bond Trust
Investments in unaffiliated issuers, at value	$814,149,901	$9,888,119,025	$1,620,578,851	$740,316,682
Investments in affiliated issuers, at value	2,412,603	—	412,230	—
Repurchase agreements, at value	6,773,000	151,618,000	—	245,000
Total investments, at value	823,335,504	10,039,737,025	1,620,991,081	740,561,682
Cash	9,392,593	171,338,853	3,783,051	107,710
Foreign currency, at value	723,777	—	—	2,637,303
Cash held at broker for futures contracts	—	—	—	2,546,000
Receivable for investments sold	2,556,149	—	15,553,995	2,726,719
Receivable for delayed delivery securities sold	—	77,154	328,591,759	201,845,156
Receivable for forward foreign currency exchange contracts	—	—	—	11,051,748
Receivable for fund shares sold	2,055,899	10,144,745	—	1,352,569
Dividends and interest receivable	6,878,620	69,107,130	6,454,396	5,562,448
Receivable for securities lending income	5,665	69,134	3,228	—
Swap contracts, at value	—	—	—	2,256,445
Receivable for exchange cleared swaps	—	—	—	8,430,249
Other assets	2,979	24,429	1,586	683,378
Total assets	844,951,186	10,290,498,470	1,975,379,096	979,761,407

Liabilities
Payable for collateral held by portfolio	—	—	50,000	7,320,000
Payable for investments purchased	6,505,715	32,131,594	23,375,848	656,420
Payable for delayed delivery securities purchased	21,178,785	—	486,335,025	112,091,838
Payable for forward foreign currency exchange contracts	—	—	—	4,415,754
Payable for sale-buybacks	—	—	—	24,918,313
Payable for open reverse repurchase agreement	—	—	—	15,310,254
Payable for fund shares repurchased	95,647	6,494,972	2,127,102	67,563
Payable upon return of securities loaned	2,412,163	—	412,000	—
Written options, at value	—	—	—	925,233
Payable for sale commitments outstanding, at value	—	—	—	125,864,135
Swap contracts, at value	—	—	—	1,536,361
Payable for futures variation margin	—	—	—	1,794,545
Payable to affiliates
Accounting and legal services fees	23,677	298,008	33,130	20,096
Trustees’ fees	673	7,074	1,235	667
Other liabilities and accrued expenses	82,496	625,419	142,010	120,505
Total liabilities	30,299,156	39,557,067	512,476,350	295,041,684
Net assets	$814,652,030	$10,250,941,403	$1,462,902,746	$684,719,723

Net assets consist of
Paid-in capital	$775,732,857	$10,180,711,057	$1,454,456,223	$728,540,970
Undistributed net investment income (loss)	31,663,450	187,537,113	14,575,257	13,622,975
Accumulated undistributed net realized gain (loss) on investments	(7,900,633)	(113,595,138)	3,946,197	(26,166,553)
Net unrealized appreciation (depreciation) on investments	15,156,356	(3,711,629)	(10,074,931)	(31,277,669)
Net assets	$814,652,030	$10,250,941,403	$1,462,902,746	$684,719,723
Investments in unaffiliated issuers, including repurchase agreements, at cost	$805,014,376	$10,043,448,654	$1,630,653,783	$781,525,811
Investments in affiliated issuers, at cost	$2,412,599	—	$412,229	—
Foreign currency, at cost	$1,467,865	—	—	$3,287,346
Proceeds received on sale commitments outstanding	—	—	—	$126,081,172
Premiums received on written options	—	—	—	$1,561,473
Net unamortized upfront payment on swaps	—	—	—	$111,014
Securities loaned, unaffiliated issuers, at value	$2,366,143	—	$402,324	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$46,554,348	$218,649,272	$151,328,686	$46,398,200
Shares outstanding	4,686,606	15,988,002	11,452,810	3,827,209
Net asset value, offering price and redemption price per share	$9.93	$13.68	$13.21	$12.12

Series II
Net assets	$201,584,748	$527,615,825	$145,627,549	$101,944,532
Shares outstanding	20,276,627	38,568,062	11,041,843	8,499,305
Net asset value, offering price and redemption price per share	$9.94	$13.68	$13.19	$11.99

Series NAV
Net assets	$566,512,934	$9,504,676,306	$1,165,946,511	$536,376,991
Shares outstanding	56,987,902	695,098,404	88,584,406	44,424,243
Net asset value, offering price and redemption price per share	$9.94	$13.67	$13.16	$12.07

35

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	High Yield Trust	Income Trust	Investment Quality Bond Trust	Money Market Trust
Investments in unaffiliated issuers, at value	$278,676,127	$372,592,472	$330,516,664	$1,969,535,147
Investments in affiliated issuers, at value	7,814,170	6,927,868	190,093	—
Repurchase agreements, at value	—	—	64,200,000	—
Total investments, at value	286,490,297	379,520,340	394,906,757	1,969,535,147
Cash	—	20,407,851	287,531	23,695
Foreign currency, at value	319,605	—	2,064	—
Cash held at broker for futures contracts	191,021	—	—	—
Receivable for investments sold	2,971,783	3,112,923	3,362,361	—
Receivable for delayed delivery securities sold	212,100	—	1,498,906	—
Receivable for forward foreign currency exchange contracts	53,311	—	100,256	—
Receivable for fund shares sold	75,746	—	2,184,257	—
Dividends and interest receivable	4,891,871	3,111,084	1,658,904	514,085
Receivable for securities lending income	23,046	9,692	252	—
Swap contracts, at value	—	—	473,975	—
Receivable for futures variation margin	2,844	—	1,724	—
Receivable for exchange cleared swaps	168,898	—	—	—
Receivable due from advisor	—	—	—	9,604
Other assets	561	837	646	3,923
Total assets	295,401,083	406,162,727	404,477,633	1,970,086,454

Liabilities
Due to custodian	2,304,388	—	—	—
Payable for investments purchased	1,104,538	—	2,579,839	—
Payable for delayed delivery securities purchased	2,215,567	—	101,534,673	—
Payable for forward foreign currency exchange contracts	55,544	—	171,399	—
Payable for fund shares repurchased	330,040	369,963	—	7,670,252
Payable upon return of securities loaned	7,815,751	6,929,838	190,095	—
Swap contracts, at value	—	—	1,223,338	—
Payable for exchange cleared swaps	—	—	63,634	—
Payable to affiliates
Accounting and legal services fees	8,261	11,783	8,799	57,788
Trustees’ fees	256	374	265	1,961
Other liabilities and accrued expenses	50,053	52,336	56,877	131,771
Total liabilities	13,884,398	7,364,294	105,828,919	7,861,772
Net assets	$281,516,685	$398,798,433	$298,648,714	$1,962,224,682

Net assets consist of
Paid-in capital	$676,914,177	$415,110,230	$284,251,007	$1,962,219,838
Undistributed net investment income (loss)	13,423,178	12,521,669	4,955,636	—
Accumulated undistributed net realized gain (loss) on investments	(384,771,611)	(52,235,490)	13,167,406	4,844
Net unrealized appreciation (depreciation) on investments	(24,049,059)	23,402,024	(3,725,335)	—
Net assets	$281,516,685	$398,798,433	$298,648,714	$1,962,224,682
Investments in unaffiliated issuers, including repurchase agreements, at cost	$302,719,918	$349,186,993	$396,557,444	$1,969,535,147
Investments in affiliated issuers, at cost	$7,814,151	$6,927,832	$190,095	—
Foreign currency, at cost	$331,878	—	$6,011	—
Net unamortized upfront payment on swaps	—	—	$465,731	—
Securities loaned, unaffiliated issuers, at value	$7,710,819	$6,713,790	$184,996	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$97,854,433	—	$179,226,834	$1,680,969,086
Shares outstanding	16,783,361	—	15,471,153	1,680,980,512
Net asset value, offering price and redemption price per share	$5.83	—	$11.58	$1.00

Series II
Net assets	$87,956,893	—	$99,203,907	$281,255,596
Shares outstanding	14,834,721	—	8,566,011	281,239,344
Net asset value, offering price and redemption price per share	$5.93	—	$11.58	$1.00

Series NAV
Net assets	$95,705,359	$398,798,433	$20,217,973	—
Shares outstanding	16,611,625	33,703,900	1,750,441	—
Net asset value, offering price and redemption price per share	$5.76	$11.83	$11.55	—

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Money Market Trust B	New Income Trust	Real Return Bond Trust	Short Term Government Income Trust
Investments in unaffiliated issuers, at value	$380,303,863	$1,653,289,905	$116,694,488	$378,128,524
Repurchase agreements, at value	—	735,000	42,398,000	—
Total investments, at value	380,303,863	1,654,024,905	159,092,488	378,128,524
Cash	2,033	1,347,910	362,506	5,988,580
Foreign currency, at value	—	514	202,867	—
Cash held at broker for futures contracts	—	—	142,000	—
Receivable for investments sold	—	13,695,156	2,349,476	—
Receivable for delayed delivery securities sold	—	95,579,021	290,478	—
Receivable for forward foreign currency exchange contracts	—	391,559	230,959	—
Receivable for fund shares sold	998,729	—	1,081	—
Dividends and interest receivable	111,746	9,648,350	619,390	2,022,892
Receivable for securities lending income	—	82	—	—
Swap contracts, at value	—	—	38,283	—
Receivable for futures variation margin	—	12,688	—	—
Receivable for exchange cleared swaps	—	—	886,402	—
Receivable due from advisor	4,354	—	875	—
Other assets	1,923	2,725	276,555	837
Total assets	381,422,648	1,774,702,910	164,493,360	386,140,833

Liabilities
Payable for collateral held by portfolio	—	—	80,000	—
Payable for investments purchased	—	2,168,675	478,274	6,220,297
Payable for delayed delivery securities purchased	—	103,165,815	—	—
Payable for forward foreign currency exchange contracts	—	395,642	498,906	—
Payable for sale-buybacks	—	—	77,913,804	—
Payable for fund shares repurchased	—	3,903,884	7,744	599,280
Written options, at value	—	—	288,582	—
Payable for sale commitments outstanding, at value	—	29,008,840	—	—
Swap contracts, at value	—	—	580,908	—
Payable for futures variation margin	—	—	92,825	—
Payable to affiliates
Accounting and legal services fees	11,172	48,160	2,421	11,062
Trustees’ fees	344	1,765	70	289
Other liabilities and accrued expenses	46,835	177,461	123,633	56,222
Total liabilities	58,351	138,870,242	80,067,167	6,887,150
Net assets	$381,364,297	$1,635,832,668	$84,426,193	$379,253,683

Net assets consist of
Paid-in capital	$381,362,523	$1,581,644,091	$126,511,711	$448,120,979
Undistributed net investment income (loss)	—	36,267,133	4,673,657	3,095,730
Accumulated undistributed net realized gain (loss) on investments	1,774	11,329,566	(39,165,806)	(73,867,978)
Net unrealized appreciation (depreciation) on investments	—	6,591,878	(7,593,369)	1,904,952
Net assets	$381,364,297	$1,635,832,668	$84,426,193	$379,253,683
Investments in unaffiliated issuers, including repurchase agreements, at cost	$380,303,863	$1,647,382,044	$165,278,234	$376,223,572
Foreign currency, at cost	—	$515	$205,517	—
Proceeds received on sale commitments outstanding	—	$29,023,678	—	—
Premiums received on written options	—	—	$325,959	—
Net unamortized upfront payment on swaps	—	—	($20,747)	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	—	$6,054,692	$47,547,393
Shares outstanding	—	—	504,362	3,808,116
Net asset value, offering price and redemption price per share	—	—	$12.00	$12.49

Series II
Net assets	—	—	$33,821,795	$34,854,250
Shares outstanding	—	—	2,860,526	2,792,342
Net asset value, offering price and redemption price per share	—	—	$11.82	$12.48

Series NAV
Net assets	$381,364,297	$1,635,832,668	$44,549,706	$296,852,040
Shares outstanding	381,362,517	125,567,254	3,761,323	23,771,130
Net asset value, offering price and redemption price per share	$1.00	$13.03	$11.84	$12.49

37

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2015 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust B	Ultra Short Term Bond Trust
Investments in unaffiliated issuers, at value	$526,379,525	$519,044,730	$223,789,791
Repurchase agreements, at value	2,980,988	—	598,000
Total investments, at value	529,360,513	519,044,730	224,387,791
Cash	3,084,399	—	2,724,492
Foreign currency, at value	2,504,794	—	—
Cash held at broker for futures contracts	99	—	—
Cash segregated at custodian for derivatives	160,000	—	—
Receivable for investments sold	870,120	90,200	—
Receivable for forward foreign currency exchange contracts	8,569,567	—	—
Receivable for fund shares sold	244,237	1,715,400	11,395
Dividends and interest receivable	4,624,148	3,393,191	1,265,948
Receivable for securities lending income	—	3,594	—
Receivable due from advisor	—	6,440	—
Other assets	1,164	1,079	456
Total assets	549,419,041	524,254,634	228,390,082

Liabilities
Due to custodian	—	90,200	—
Payable for investments purchased	3,692,111	—	—
Payable for delayed delivery securities purchased	1,463,097	31,269,484	—
Payable for forward foreign currency exchange contracts	2,276,005	—	—
Payable for fund shares repurchased	638,218	—	1,025,472
Payable to affiliates
Accounting and legal services fees	15,251	14,117	6,480
Trustees’ fees	375	361	228
Other liabilities and accrued expenses	88,067	54,670	41,529
Total liabilities	8,173,124	31,428,832	1,073,709
Net assets	$541,245,917	$492,825,802	$227,316,373

Net assets consist of
Paid-in capital	$595,029,267	$471,382,990	$237,059,799
Undistributed net investment income (loss)	13,585,980	9,392,502	795,596
Accumulated undistributed net realized gain (loss) on investments	(70,763,850)	(5,885,201)	(10,538,727)
Net unrealized appreciation (depreciation) on investments	3,394,520	17,935,511	(295)
Net assets	$541,245,917	$492,825,802	$227,316,373
Investments in unaffiliated issuers, including repurchase agreements, at cost	$532,271,136	$501,109,219	$224,388,086
Foreign currency, at cost	$2,526,938	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$431,120,245	$153,797,697	$9,835,329
Shares outstanding	32,050,508	14,880,789	833,035
Net asset value, offering price and redemption price per share	$13.45	$10.34	$11.81

Series II
Net assets	$54,124,698	$63,645,135	$204,469,344
Shares outstanding	4,017,808	6,155,648	17,336,559
Net asset value, offering price and redemption price per share	$13.47	$10.34	$11.79

Series NAV
Net assets	$56,000,974	$275,382,970	$13,011,700
Shares outstanding	4,174,040	26,646,990	1,101,438
Net asset value, offering price and redemption price per share	$13.42	$10.33	$11.81

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Active Bond Trust	Bond Trust	Core Bond Trust	Global Bond Trust
Interest	$19,617,319	$143,861,853	$12,571,671	$10,286,754
Dividends	191,937	299,666	—	3,578
Securities lending	23,447	259,164	16,660	—
Less foreign taxes withheld	—	(326)	(299)	—
Total investment income	19,832,703	144,420,357	12,588,032	10,290,332

Expenses
Investment management fees	2,470,653	29,154,576	3,474,189	2,451,825
Series I distribution and service fees	11,941	56,092	14,492	12,218
Series II distribution and service fees	259,281	674,034	75,048	133,519
Accounting and legal services fees	47,166	593,482	56,505	40,153
Professional fees	32,142	86,645	36,504	40,994
Printing and postage	9,341	98,392	37,852	8,554
Custodian fees	59,592	716,619	4,532	107,132
Trustees’ fees	5,621	69,312	7,032	4,898
Registration and filing fees	4,496	4,749	3,470	4,404
Interest expense	—	—	—	72,636
Other	6,878	48,885	10,842	7,970
Total expenses before reductions	2,907,111	31,502,786	3,720,466	2,884,303
Less expense reductions	(31,998)	(402,006)	(45,888)	(27,138)
Net expenses	2,875,113	31,100,780	3,674,578	2,857,165
Net investment income (loss)	16,957,590	113,319,577	8,913,454	7,433,167

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	1,930,137	48,765,192	2,964,286	4,101,709
Investments in affiliated issuers	(1,026)	1,341	(58)	—
Futures contracts	—	—	—	151,431
Written options	—	—	—	1,852,569
Swap contracts	—	—	—	(12,769,683)
	1,929,111	48,766,533	2,964,228	(6,663,974)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(14,606,620)	(151,588,503)	(22,306,040)	(29,470,450)
Investments in affiliated issuers	505	1,107	22	—
Futures contracts	—	—	—	(1,299,450)
Written options	—	—	—	(1,107,268)
Swap contracts	—	—	—	7,254,816
	(14,606,115)	(151,587,396)	(22,306,018)	(24,622,352)
Net realized and unrealized gain (loss)	(12,677,004)	(102,820,863)	(19,341,790)	(31,286,326)

Increase (decrease) in net assets from operations	$4,280,586	$10,498,714	($10,428,336)	($23,853,159)

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	High Yield Trust	Income Trust	Investment Quality Bond Trust	Money Market Trust
Interest	$10,215,031	$5,980,386	$4,395,488	$1,625,768
Dividends	154,085	4,798,835	22,641	—
Securities lending	117,476	84,271	2,689	—
Less foreign taxes withheld	—	(88,890)	(920)	—
Total investment income	10,486,592	10,774,602	4,419,898	1,625,768

Expenses
Investment management fees	980,826	1,647,815	886,491	4,781,665
Series I distribution and service fees	26,379	—	46,093	426,952
Series II distribution and service fees	111,680	—	127,874	369,113
Accounting and legal services fees	16,388	23,444	17,579	115,383
Professional fees	31,749	29,046	35,158	31,234
Printing and postage	3,995	2,708	3,738	28,299
Custodian fees	20,620	24,842	22,603	114,996
Trustees’ fees	1,970	2,848	2,120	14,263
Registration and filing fees	4,606	3,157	4,541	6,232
Other	4,559	5,021	4,065	14,875
Total expenses before reductions	1,202,772	1,738,881	1,150,262	5,903,012
Less expense reductions	(11,253)	(15,964)	(11,882)	(4,277,244)
Net expenses	1,191,519	1,722,917	1,138,380	1,625,768
Net investment income (loss)	9,295,073	9,051,685	3,281,518	—

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(279,221)	(9,584,680)	1,365,791	2,589
Investments in affiliated issuers	(609)	(1,297)	(94)	—
Futures contracts	(484,616)	—	1,242,159	—
Swap contracts	10,612	—	(669,686)	—
	(753,834)	(9,585,977)	1,938,170	2,589

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(2,067,671)	(3,160,764)	(6,227,065)	—
Investments in affiliated issuers	387	756	56	—
Futures contracts	296,720	—	(1,084,386)	—
Swap contracts	(26,317)	—	371,596	—
	(1,796,881)	(3,160,008)	(6,939,799)	—
Net realized and unrealized gain (loss)	(2,550,715)	(12,745,985)	(5,001,629)	2,589

Increase (decrease) in net assets from operations	$6,744,358	($3,694,300)	($1,720,111)	$2,589

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Money Market Trust B	New Income Trust	Real Return Bond Trust	Short Term Government Income Trust
Interest	$307,944	$24,627,116	$576,663	$2,564,736
Securities lending	—	82	—	—
Total investment income	307,944	24,627,198	576,663	2,564,736

Expenses
Investment management fees	975,533	4,613,824	297,370	1,074,910
Series I distribution and service fees	—	—	1,488	12,295
Series II distribution and service fees	—	—	44,990	46,595
Accounting and legal services fees	22,305	96,029	4,813	22,017
Professional fees	18,567	42,293	35,404	33,950
Printing and postage	9,584	13,631	2,693	3,558
Custodian fees	22,420	125,806	7,714	22,127
Trustees’ fees	2,681	11,919	572	2,576
Registration and filing fees	7,834	3,310	3,549	4,002
Interest expense	—	—	81,447	—
Other	4,564	14,870	4,343	3,615
Total expenses before reductions	1,063,488	4,921,682	484,383	1,225,645
Less expense reductions	(755,544)	(141,958)	(36,182)	(14,927)
Net expenses	307,944	4,779,724	448,201	1,210,718
Net investment income (loss)	—	19,847,474	128,462	1,354,018

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	312	14,339,208	851,002	620,387
Investments in affiliated issuers	—	28	—	—
Futures contracts	—	(196,267)	(259,230)	(210,113)
Written options	—	—	83,602	—
Swap contracts	—	965	(1,259,754)	—
	312	14,143,934	(584,380)	410,274

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	—	(34,814,730)	(898,198)	1,209,565
Futures contracts	—	(49,574)	(38,364)	(3,523)
Written options	—	—	6,672	—
Swap contracts	—	5,803	1,374,917	—
	—	(34,858,501)	445,027	1,206,042
Net realized and unrealized gain (loss)	312	(20,714,567)	(139,353)	1,616,316

Increase (decrease) in net assets from operations	$312	($867,093)	($10,891)	$2,970,334

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2015 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust B	Ultra Short Term Bond Trust
Interest	$9,514,774	$6,987,133	$816,534
Dividends	1,507,136	—	—
Securities lending	—	9,241	—
Less foreign taxes withheld	(77,149)	—	—
Total investment income	10,944,761	6,996,374	816,534

Expenses
Investment management fees	1,701,005	1,157,202	617,972
Series I distribution and service fees	106,291	36,509	2,457
Series II distribution and service fees	69,516	83,013	251,562
Accounting and legal services fees	30,188	28,056	12,867
Professional fees	38,157	26,594	26,792
Printing and postage	6,022	5,779	2,684
Custodian fees	56,030	28,282	12,880
Trustees’ fees	3,508	3,279	1,632
Registration and filing fees	3,783	6,648	5,168
Other	11,767	5,851	3,354
Total expenses before reductions	2,026,267	1,381,213	937,368
Less expense reductions	(20,710)	(645,059)	(8,705)
Net expenses	2,005,557	736,154	928,663
Net investment income (loss)	8,939,204	6,260,220	(112,129)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	1,965,811	1,220,369	(94,257)
Investments in affiliated issuers	—	(535)	—
Futures contracts	930,042	—	—
Written options	40,200	—	—
	2,936,053	1,219,834	(94,257)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(3,753,165)	(9,041,958)	239,827
	(3,753,165)	(9,041,958)	239,827
Net realized and unrealized gain (loss)	(817,112)	(7,822,124)	145,570

Increase (decrease) in net assets from operations	$8,122,092	($1,561,904)	$33,441

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Active Bond Trust		Bond Trust		Core Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$16,957,590	$26,451,053	$113,319,577	$209,962,486	$8,913,454	$20,966,513
Net realized gain (loss)	1,929,111	12,370,881	48,766,533	84,057,539	2,964,228	33,294,296
Change in net unrealized appreciation (depreciation)	(14,606,115)	17,775,425	(151,587,396)	187,825,444	(22,306,018)	29,309,560
Increase (decrease) in net assets resulting from operations	4,280,586	56,597,359	10,498,714	481,845,469	(10,428,336)	83,570,369
Distributions to shareholders
From net investment income
Series I	—	(1,827,162)	—	(6,099,488)	—	(43,892)
Series II	—	(7,706,723)	—	(13,895,529)	—	(229,025)
Series NAV	—	(21,499,827)	—	(261,655,129)	—	(29,415,429)
Total distributions	—	(31,033,712)	—	(281,650,146)	—	(29,688,346)
From portfolio share transactions
Portfolio share transactions	(26,476,748)	(44,732,640)	(399,268,155)	2,016,423,412	(66,993,836)	(727,040,907)
Issued in reorganization	—	—	—	179,420,335	513,006,633	—
Total from portfolio share transactions	(26,476,748)	(44,732,640)	(399,268,155)	2,195,843,747	446,012,797	(727,040,907)
Total increase (decrease)	(22,196,162)	(19,168,993)	(388,769,441)	2,396,039,070	435,584,461	(673,158,884)

Net assets
Beginning of period	836,848,192	856,017,185	10,639,710,844	8,243,671,774	1,027,318,285	1,700,477,169
End of period	$814,652,030	$836,848,192	$10,250,941,403	$10,639,710,844	$1,462,902,746	$1,027,318,285

Undistributed net investment income (loss)	$31,663,450	$14,705,860	$187,537,113	$74,217,536	$14,575,257	$5,661,803

	Global Bond Trust		High Yield Trust		Income Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$7,433,167	$19,898,347	$9,295,073	$19,994,841	$9,051,685	$18,911,658
Net realized gain (loss)	(6,663,974)	4,928,292	(753,834)	747,873	(9,585,977)	19,983,231
Change in net unrealized appreciation (depreciation)	(24,622,352)	(1,979,169)	(1,796,881)	(18,563,807)	(3,160,008)	(17,082,061)
Increase (decrease) in net assets resulting from operations	(23,853,159)	22,847,470	6,744,358	2,178,907	(3,694,300)	21,812,828
Distributions to shareholders
From net investment income
Series I	—	(505,797)	—	(7,342,221)	—	—
Series II	—	(923,213)	—	(5,978,244)	—	—
Series NAV	—	(5,630,997)	—	(6,732,897)	—	(18,895,462)
Total distributions	—	(7,060,007)	—	(20,053,362)	—	(18,895,462)
Total from portfolio share transactions	(12,803,553)	(174,738,282)	(10,535,372)	(31,516,230)	(17,314,556)	(45,584,522)
Total increase (decrease)	(36,656,712)	(158,950,819)	(3,791,014)	(49,390,685)	(21,008,856)	(42,667,156)

Net assets
Beginning of period	721,376,435	880,327,254	285,307,699	334,698,384	419,807,289	462,474,445
End of period	$684,719,723	$721,376,435	$281,516,685	$285,307,699	$398,798,433	$419,807,289

Undistributed net investment income (loss)	$13,622,975	$6,254,812	$13,423,178	$4,128,105	$12,521,669	$3,469,984

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Investment Quality Bond Trust		Money Market Trust		Money Market Trust B
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$3,281,518	$8,327,277	—	—	—	—
Net realized gain (loss)	1,938,170	13,055,136	$2,589	$2,322	$312	$1,503
Change in net unrealized appreciation (depreciation)	(6,939,799)	(3,802,594)	—	—	—	—
Increase (decrease) in net assets resulting from operations	(1,720,111)	17,579,819	2,589	2,322	312	1,503
Distributions to shareholders
From net investment income
Series I	—	(5,764,105)	—	—	—	—
Series II	—	(3,025,964)	—	—	—	—
Series NAV	—	(570,778)	—	—	—	—
From net realized gain
Series I	—	(449,842)	—	(50,336)	—	—
Series II	—	(250,755)	—	(9,384)	—	—
Series NAV	—	(42,132)	—	—	—	(6,434)
Total distributions	—	(10,103,576)	—	(59,720)	—	(6,434)
Total from portfolio share transactions	(15,105,992)	(31,104,239)	(146,966,433)	(437,459,280)	(15,862,836)	(83,720,230)
Total increase (decrease)	(16,826,103)	(23,627,996)	(146,963,844)	(437,516,678)	(15,862,524)	(83,725,161)

Net assets
Beginning of period	315,474,817	339,102,813	2,109,188,526	2,546,705,204	397,226,821	480,951,982
End of period	$298,648,714	$315,474,817	$1,962,224,682	$2,109,188,526	$381,364,297	$397,226,821

Undistributed net investment income (loss)	$4,955,636	$1,674,118	—	—	—	—

	New Income Trust		Real Return Bond Trust		Short Term Government Income Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$19,847,474	$54,486,996	$128,462	$2,527,480	$1,354,018	$2,613,503
Net realized gain (loss)	14,143,934	22,820,122	(584,380)	1,077,424	410,274	228,190
Change in net unrealized appreciation (depreciation)	(34,858,501)	60,718,470	445,027	750,151	1,206,042	1,881,569
Increase (decrease) in net assets resulting from operations	(867,093)	138,025,588	(10,891)	4,355,055	2,970,334	4,723,262
Distributions to shareholders
From net investment income
Series I	—	—	—	(188,736)	—	(1,113,596)
Series II	—	—	—	(1,141,317)	—	(752,865)
Series NAV	—	(78,654,920)	—	(1,249,341)	—	(5,752,774)
Total distributions	—	(78,654,920)	—	(2,579,394)	—	(7,619,235)
Total from portfolio share transactions	(97,019,860)	(1,109,060,348)	1,296,774	(12,079,189)	(15,808,718)	(26,835,043)
Total increase (decrease)	(97,886,953)	(1,049,689,680)	1,285,883	(10,303,528)	(12,838,384)	(29,731,016)

Net assets
Beginning of period	1,733,719,621	2,783,409,301	83,140,310	93,443,838	392,092,067	421,823,083
End of period	$1,635,832,668	$1,733,719,621	$84,426,193	$83,140,310	$379,253,683	$392,092,067

Undistributed net investment income (loss)	$36,267,133	$16,419,659	$4,673,657	$4,545,195	$3,095,730	$1,741,712

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Strategic Income Opportunities Trust		Total Bond Market Trust B		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14	Six months ended 6-30-15 (unaudited)	Year ended 12-31-14
From operations
Net investment income (loss)	$8,939,204	$21,060,617	$6,260,220	$13,227,529	($112,129)	($304,421)
Net realized gain (loss)	2,936,053	8,362,962	1,219,834	5,303,266	(94,257)	(83,535)
Change in net unrealized appreciation (depreciation)	(3,753,165)	(3,826,201)	(9,041,958)	9,516,481	239,827	(216,286)
Increase (decrease) in net assets resulting from operations	8,122,092	25,597,378	(1,561,904)	28,047,276	33,441	(604,242)
Distributions to shareholders	8,122,092	25,597,378	(1,561,904)	28,047,276	33,441	(604,242)
From net investment income
Series I	—	(18,140,079)	—	(4,107,616)	—	(149,212)
Series II	—	(2,452,233)	—	(2,134,399)	—	(2,925,962)
Series NAV	—	(2,243,175)	—	(9,255,361)	—	(194,821)
Total distributions	—	(22,835,487)	—	(15,497,376)	—	(3,269,995)
Total from portfolio share transactions	8,017,029	25,979,788	6,980,985	3,105,510	(9,565,642)	19,863,375
Total increase (decrease)	16,139,121	28,741,679	5,419,081	15,655,410	(9,532,201)	15,989,138

Net assets
Beginning of period	525,106,796	496,365,117	487,406,721	471,751,311	236,848,574	220,859,436
End of period	$541,245,917	$525,106,796	$492,825,802	$487,406,721	$227,316,373	$236,848,574

Undistributed net investment income (loss)	$13,585,980	$4,646,776	$9,392,502	$3,132,282	$795,596	$907,725

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of cash flows — June 30, 2015 (unaudited)

Real Return Bond Trust For the period ended June 30, 2015
Cash flows from operating activities
Net decrease in net assets from operations	($10,891)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(29,721,669)
Long-term investments sold	25,955,934
Increase in short-term investments	(30,459,525)
Net amortization of premium (discount)	(8,940)
Increase in foreign currency	(20,142)
Increase in cash held at broker for futures contracts	(142,000)
Decrease in receivable for investments sold	25,190,700
Increase in receivable for delayed delivery securities sold	(290,478)
Decrease in unrealized appreciation/depreciation for forward foreign currency exchange contracts	731,963
Decrease in dividends and interest receivable	115,551
Increase in unrealized appreciation/depreciation of swap contracts	(355,966)
Decrease in other assets	9,695
Increase in receivable for exchange cleared swaps	(527,351)
Decrease in payable for collateral held by portfolio	(217,000)
Increase in payable for investments purchased	478,274
Increase in payable for written options	73,020
Increase in payable for futures variation margin	41,570
Increase in payable to affiliates	1,603
Increase in other liabilities and accrued expenses	46,817
Net change in unrealized (appreciation) depreciation on investments	(514,356)
Net realized loss on investments	1,254,204
Net cash used in operating activities	($8,368,987)

Cash flows from financing activities
Borrowings under sale-buybacks	$407,460,835
Repayments of sale-buybacks	(407,162,441)
Increase in payable for sale-buybacks	6,934,258
Portfolio shares sold	9,250,530
Portfolio shares repurchased	(7,953,756)
Increase in receivable for portfolio shares sold	(137)
Decrease in payable for portfolio shares repurchased	(120,101)
Net cash provided by financing activities	$8,409,188

Net increase in cash	$40,201

Cash at beginning of period	$322,305

Cash at end of period	$362,506

Supplemental disclosure of cash flow information:
Cash paid for interest	$81,447

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2015[3]	9.88	0.20	(0.15)	0.05	—	—	—	—	9.93	0.51	[4]	0.69	[5]	0.68	[5]	4.12	[5]	47	31
12-31-2014	9.60	0.31	0.34	0.65	(0.37)	—	—	(0.37)	9.88	6.81		0.69		0.68		3.13		49	62
12-31-2013	10.16	0.36	(0.33)	0.03	(0.59)	—	—	(0.59)	9.60	0.24		0.69		0.68		3.52		51	82
12-31-2012	9.72	0.40	0.54	0.94	(0.43)	(0.07)	—	(0.50)	10.16	9.71		0.69		0.68		3.97		60	86
12-31-2011	9.71	0.48	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81		0.68		0.68		4.73		67	101
12-31-2010	9.20	0.56	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85		0.69		0.69		5.68		77	53
SERIES II
06-30-2015[3]	9.90	0.20	(0.16)	0.04	—	—	—	—	9.94	0.40	[4]	0.89	[5]	0.88	[5]	3.92	[5]	202	31
12-31-2014	9.62	0.29	0.34	0.63	(0.35)	—	—	(0.35)	9.90	6.59		0.89		0.88		2.94		215	62
12-31-2013	10.18	0.34	(0.33)	0.01	(0.57)	—	—	(0.57)	9.62	0.05		0.89		0.88		3.31		253	82
12-31-2012	9.74	0.38	0.54	0.92	(0.41)	(0.07)	—	(0.48)	10.18	9.48		0.89		0.88		3.78		279	86
12-31-2011	9.72	0.46	0.09	0.55	(0.53)	—	—	(0.53)	9.74	5.70		0.88		0.88		4.54		298	101
12-31-2010	9.20	0.54	0.71	1.25	(0.73)	—	—	(0.73)	9.72	13.71		0.89		0.89		5.49		363	53
SERIES NAV
06-30-2015[3]	9.89	0.21	(0.16)	0.05	—	—	—	—	9.94	0.51	[4]	0.64	[5]	0.63	[5]	4.17	[5]	567	31
12-31-2014	9.60	0.32	0.35	0.67	(0.38)	—	—	(0.38)	9.89	6.97		0.64		0.63		3.17		573	62
12-31-2013	10.17	0.36	(0.34)	0.02	(0.59)	—	—	(0.59)	9.60	0.19		0.64		0.63		3.54		552	82
12-31-2012	9.73	0.41	0.53	0.94	(0.43)	(0.07)	—	(0.50)	10.17	9.76		0.64		0.63		4.02		920	86
12-31-2011	9.71	0.48	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97		0.63		0.63		4.76		889	101
12-31-2010	9.20	0.57	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91		0.64		0.64		5.75		903	53
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

Bond Trust
SERIES I
06-30-2015[3]	13.67	0.15	(0.14)	0.01	—	—	—	—	13.68	0.07	[4]	0.64	[5]	0.64	[5]	2.15	[5]	219	37
12-31-2014	13.30	0.31	0.42	0.73	(0.36)	—	—	(0.36)	13.67	5.53		0.64		0.64		2.23		228	104	[6]
12-31-2013	13.99	0.27	(0.46)	(0.19)	(0.40)	(0.10)	—	(0.50)	13.30	(1.36)		0.65		0.64		1.97		249	104
12-31-2012	13.62	0.31	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34		0.65		0.64		2.23		244	114
12-31-2011[7]	13.87	0.02	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75	[4]	0.66	[5]	0.65	[5]	0.75	[5]	230	108	[6,8]
SERIES II
06-30-2015[3]	13.69	0.13	(0.14)	(0.01)	—	—	—	—	13.68	(0.07)[4]		0.84	[5]	0.84	[5]	1.95	[5]	528	37
12-31-2014	13.31	0.28	0.44	0.72	(0.34)	—	—	(0.34)	13.69	5.40		0.84		0.84		2.03		558	104	[6]
12-31-2013	14.01	0.24	(0.46)	(0.22)	(0.38)	(0.10)	—	(0.48)	13.31	(1.63)		0.85		0.84		1.77		629	104
12-31-2012	13.64	0.29	0.54	0.83	(0.36)	(0.10)	—	(0.46)	14.01	6.12		0.85		0.84		2.03		634	114
12-31-2011[7]	13.87	0.01	0.09	0.10	(0.33)	—	—	(0.33)	13.64	0.73	[4]	0.86	[5]	0.85	[5]	0.55	[5]	642	108	[6,8]
SERIES NAV
06-30-2015[3]	13.66	0.15	(0.14)	0.01	—	—	—	—	13.67	0.07	[4]	0.59	[5]	0.59	[5]	2.20	[5]	9,505	37
12-31-2014	13.29	0.31	0.43	0.74	(0.37)	—	—	(0.37)	13.66	5.59		0.59		0.59		2.25		9,854	104	[6]
12-31-2013	13.98	0.28	(0.46)	(0.18)	(0.41)	(0.10)	—	(0.51)	13.29	(1.32)		0.60		0.59		2.03		7,366	104
12-31-2012	13.62	0.32	0.54	0.86	(0.40)	(0.10)	—	(0.50)	13.98	6.31		0.60		0.59		2.26		7,070	114
12-31-2011	13.48	0.41	0.34	0.75	(0.46)	(0.15)	—	(0.61)	13.62	5.58		0.61		0.60		2.96		5,101	108	[6]
12-31-2010	12.88	0.40	0.46	0.86	(0.26)	— [9]	—	(0.26)	13.48	6.65		0.62		0.62		2.99		5,369	99
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The inception date for Series I and Series II shares is 10-31-11. 8. Portfolio turnover is shown for the period from 1-1-11 to 12-31-11. 9. Less than $0.005 per share.

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2015[3]	13.22	0.09	(0.10)	(0.01)	—	—	—	—	13.21	(0.08)[4]	0.66	[5]	0.66	[5]	1.47	[5]	151	201	[6]
12-31-2014	12.85	0.21	0.55	0.76	(0.39)	—	—	(0.39)	13.22	5.93	0.67		0.67		1.59		1	356
12-31-2013	13.96	0.21	(0.50)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.85	(2.16)	0.67		0.66		1.54		1	326
12-31-2012	13.83	0.25	0.64	0.89	(0.39)	(0.37)	—	(0.76)	13.96	6.47	0.67		0.67		1.79		2	367
12-31-2011	13.68	0.35	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32	0.67		0.67		2.51		2	436
12-31-2010	13.24	0.37	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	0.68		0.68		2.71		1	562
SERIES II
06-30-2015[3]	13.21	0.08	(0.10)	(0.02)	—	—	—	—	13.19	(0.15)[4]	0.86	[5]	0.86	[5]	1.27	[5]	146	201	[6]
12-31-2014	12.84	0.18	0.55	0.73	(0.36)	—	—	(0.36)	13.21	5.73	0.87		0.87		1.40		8	356
12-31-2013	13.95	0.18	(0.50)	(0.32)	(0.26)	(0.53)	—	(0.79)	12.84	(2.35)	0.87		0.86		1.34		9	326
12-31-2012	13.82	0.23	0.63	0.86	(0.36)	(0.37)	—	(0.73)	13.95	6.27	0.87		0.87		1.60		12	367
12-31-2011	13.68	0.33	0.75	1.08	(0.41)	(0.53)	—	(0.94)	13.82	8.04	0.87		0.87		2.33		14	436
12-31-2010	13.23	0.34	0.57	0.91	(0.34)	(0.12)	—	(0.46)	13.68	6.92	0.88		0.88		2.47		14	562
SERIES NAV
06-30-2015[3]	13.17	0.10	(0.11)	(0.01)	—	—	—	—	13.16	(0.08)[4]	0.61	[5]	0.61	[5]	1.52	[5]	1,166	201	[6]
12-31-2014	12.80	0.22	0.55	0.77	(0.40)	—	—	(0.40)	13.17	6.01	0.62		0.62		1.65		1,018	356
12-31-2013	13.91	0.22	(0.51)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.80	(2.11)	0.62		0.61		1.60		1,690	326
12-31-2012	13.78	0.26	0.63	0.89	(0.39)	(0.37)	—	(0.76)	13.91	6.54	0.62		0.62		1.84		1,734	367
12-31-2011	13.64	0.36	0.76	1.12	(0.45)	(0.53)	—	(0.98)	13.78	8.32	0.62		0.62		2.59		1,676	436
12-31-2010	13.20	0.37	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17	0.63		0.63		2.68		1,808	562
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Bond Trust
SERIES I
06-30-2015[3]	12.54	0.13	(0.55)	(0.42)	—	—	—	—	12.12	(3.43)[4]	0.83	[5]	0.82	[5]	2.11	[5]	46	54
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	—	(0.12)	12.54	2.28	0.83		0.83		2.43		52	69
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	—	(0.06)	12.39	(5.42)	0.85		0.85		2.11		60	123
12-31-2012[6]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86		0.86		2.71		75	131
12-31-2011	12.92	0.35	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	0.82		0.81		2.60		82	103
12-31-2010	12.14	0.32	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	0.83		0.83		2.50		91	394
SERIES II
06-30-2015[3]	12.42	0.12	(0.55)	(0.43)	—	—	—	—	11.99	(3.54)[4]	1.03	[5]	1.02	[5]	1.90	[5]	102	54
12-31-2014	12.27	0.28	(0.03)	0.25	(0.10)	—	—	(0.10)	12.42	2.13	1.03		1.03		2.23		113	69
12-31-2013	13.04	0.24	(0.98)	(0.74)	(0.03)	—	—	(0.03)	12.27	(5.67)	1.05		1.05		1.91		137	123
12-31-2012[6]	13.14	0.33	0.55	0.88	(0.98)	—	—	(0.98)	13.04	6.81	1.06		1.06		2.51		164	131
12-31-2011	12.84	0.32	0.82	1.14	(0.84)	—	—	(0.84)	13.14	8.85	1.02		1.01		2.40		175	103
12-31-2010	12.06	0.29	0.92	1.21	(0.43)	—	—	(0.43)	12.84	10.12	1.03		1.03		2.30		195	394
SERIES NAV
06-30-2015[3]	12.49	0.13	(0.55)	(0.42)	—	—	—	—	12.07	(3.44)[4]	0.78	[5]	0.77	[5]	2.17	[5]	536	54
12-31-2014	12.33	0.32	(0.03)	0.29	(0.13)	—	—	(0.13)	12.49	2.42	0.78		0.78		2.48		557	69
12-31-2013	13.12	0.27	(1.00)	(0.73)	(0.06)	—	—	(0.06)	12.33	(5.54)	0.80		0.80		2.17		683	123
12-31-2012[6]	13.18	0.37	0.55	0.92	(0.98)	—	—	(0.98)	13.12	7.15	0.81		0.81		2.76		724	131
12-31-2011	12.88	0.35	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08	0.77		0.76		2.65		703	103
12-31-2010	12.10	0.32	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	0.78		0.78		2.55		749	394
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2015[3]	5.70	0.19	(0.06)	0.13	—	—	—	—	5.83	2.28 [4]	0.78	[5]	0.78	[5]	6.42	[5]	98	45
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.70	0.28	0.78		0.77		6.33		105	72
12-31-2013	6.01	0.40	0.10	0.50	(0.42)	—	—	(0.42)	6.09	8.35	0.79		0.78		6.44		122	99
12-31-2012	5.46	0.44	0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99	0.77		0.77		7.39		75	80
12-31-2011	5.94	0.47	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	0.77		0.76		7.68		74	91	[6]
12-31-2010	8.17	0.70	0.38	1.08	(3.31)[7]	—	—	(3.31)	5.94	13.78	0.75		0.75		8.28		86	58	[6]
SERIES II
06-30-2015[3]	5.80	0.18	(0.05)	0.13	—	—	—	—	5.93	2.28 [4]	0.98	[5]	0.98	[5]	6.23	[5]	88	45
12-31-2014	6.19	0.39	(0.37)	0.02	(0.41)	—	—	(0.41)	5.80	0.08	0.98		0.97		6.12		90	72
12-31-2013	6.11	0.40	0.09	0.49	(0.41)	—	—	(0.41)	6.19	8.01	0.99		0.98		6.24		116	99
12-31-2012	5.54	0.43	0.60	1.03	(0.46)	—	—	(0.46)	6.11	18.87	0.97		0.97		7.20		82	80
12-31-2011	6.02	0.46	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	0.97		0.96		7.46		81	91	[6]
12-31-2010	8.24	0.68	0.39	1.07	(3.29)[7]	—	—	(3.29)	6.02	13.54	0.95		0.95		8.05		89	58	[6]
SERIES NAV
06-30-2015[3]	5.63	0.18	(0.05)	0.13	—	—	—	—	5.76	2.31 [4]	0.73	[5]	0.73	[5]	6.47	[5]	96	45
12-31-2014	6.02	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.63	0.33	0.73		0.72		6.38		90	72
12-31-2013	5.95	0.40	0.09	0.49	(0.42)	—	—	(0.42)	6.02	8.31	0.74		0.73		6.46		97	99
12-31-2012	5.41	0.44	0.57	1.01	(0.47)	—	—	(0.47)	5.95	19.06	0.72		0.72		7.44		100	80
12-31-2011	5.88	0.47	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	0.72		0.71		7.77		83	91	[6]
12-31-2010	8.12	0.73	0.35	1.08	(3.32)[7]	—	—	(3.32)	5.88	13.74	0.70		0.70		8.58		84	58	[6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

Income Trust
SERIES NAV
06-30-2015[3]	11.94	0.26	(0.37)	(0.11)	—	—	—	—	11.83	(0.92)[4]	0.84	[5]	0.84	[5]	4.39	[5]	399	6
12-31-2014	11.92	0.52	0.05	0.57	(0.55)	—	—	(0.55)	11.94	4.65	0.85		0.84		4.17		420	27
12-31-2013	10.86	0.51	1.08	1.59	(0.53)	—	—	(0.53)	11.92	14.75	0.85		0.85		4.39		462	22
12-31-2012	10.18	0.60	0.73	1.33	(0.65)	—	—	(0.65)	10.86	13.23	0.86		0.85		5.56		414	24
12-31-2011	10.57	0.62	(0.34)	0.28	(0.67)	—	—	(0.67)	10.18	2.72	0.85		0.85		5.76		405	23
12-31-2010	10.09	0.64	0.62	1.26	(0.78)	—	—	(0.78)	10.57	12.71	0.85		0.85		6.17		464	37
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

Investment Quality Bond Trust
SERIES I
06-30-2015[3]	11.65	0.13	(0.20)	(0.07)	—	—	—	—	11.58	(0.60)[4]	0.69	[5]	0.68	[5]	2.20	[5]	179	59
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	—	(0.38)	11.65	5.47	0.69		0.69		2.60		190	109
12-31-2013	12.34	0.32	(0.55)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.41	(1.93)	0.69		0.68		2.68		205	79
12-31-2012	11.71	0.32	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68		0.68		2.66		220	77
12-31-2011	11.30	0.41	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	0.68		0.68		3.49		222	62
12-31-2010	11.09	0.50	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	0.69		0.69		4.33		207	30
SERIES II
06-30-2015[3]	11.66	0.12	(0.20)	(0.08)	—	—	—	—	11.58	(0.69)[4]	0.89	[5]	0.88	[5]	2.00	[5]	99	59
12-31-2014	11.42	0.28	0.32	0.60	(0.33)	(0.03)	—	(0.36)	11.66	5.26	0.89		0.89		2.40		107	109
12-31-2013	12.35	0.30	(0.56)	(0.26)	(0.44)	(0.23)	—	(0.67)	11.42	(2.12)	0.89		0.88		2.48		116	79
12-31-2012	11.72	0.30	0.56	0.86	(0.23)	—	—	(0.23)	12.35	7.37	0.88		0.88		2.46		137	77
12-31-2011	11.31	0.39	0.49	0.88	(0.47)	—	—	(0.47)	11.72	7.85	0.88		0.88		3.32		140	62
12-31-2010	11.09	0.48	0.32	0.80	(0.58)	—	—	(0.58)	11.31	7.30	0.89		0.89		4.13		157	30
SERIES NAV
06-30-2015[3]	11.61	0.13	(0.19)	(0.06)	—	—	—	—	11.55	(0.52)[4]	0.64	[5]	0.63	[5]	2.26	[5]	20	59
12-31-2014	11.37	0.31	0.32	0.63	(0.36)	(0.03)	—	(0.39)	11.61	5.54	0.64		0.64		2.63		19	109
12-31-2013	12.30	0.33	(0.56)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.37	(1.88)	0.64		0.63		2.71		17	79
12-31-2012	11.67	0.33	0.56	0.89	(0.26)	—	—	(0.26)	12.30	7.66	0.63		0.63		2.69		26	77
12-31-2011	11.27	0.41	0.49	0.90	(0.50)	—	—	(0.50)	11.67	8.05	0.63		0.63		3.54		18	62
12-31-2010	11.06	0.52	0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53	0.64		0.64		4.50		17	30
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period																	Ratios and supplemental data
		Income (loss) from investment operations						Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distri- butions ($)		Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2015[3]	1.00	—		—	[4]	—	[4]	—	—		—	—		1.00	0.00	[6]	0.56	[7]	0.16	[7]	—		1,681	—
12-31-2014	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.00	[5]	0.56		0.16		—		1,794	—
12-31-2013	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.01		0.56		0.24		—		2,110	—
12-31-2012	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.01		0.55		0.30		—		2,599	—
12-31-2011	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.07		0.55		0.17		—		2,927	—
12-31-2010	1.00	—		—		—		—	—	[4]	—	—	[4]	1.00	—		0.55		0.29		—		2,889	—
SERIES II
06-30-2015[3]	1.00	—		—	[4]	—	[4]	—	—		—	—		1.00	0.00	[6]	0.76	[7]	0.16	[7]	—		281	—
12-31-2014	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.00	[5]	0.76		0.16		—		315	—
12-31-2013	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.01		0.76		0.24		—		436	—
12-31-2012	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.01		0.75		0.30		—		701	—
12-31-2011	1.00	—		—	[4]	—	[4]	—	—	[4]	—	—	[4]	1.00	0.07		0.75		0.17		—		923	—
12-31-2010	1.00	—		—		—		—	—	[4]	—	—	[4]	1.00	—		0.75		0.29		—		886	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Less than $0.005 per share. 5. Less than 0.005%. 6. Not annualized. 7. Annualized.

Money Market Trust B
SERIES NAV
06-30-2015[3]	1.00	—		—	[6]	—	[6]	—	—		—	—		1.00	0.00	[4]	0.55	[5]	0.16	[5]	—		381	—
12-31-2014	1.00	—		—	[6]	—	[6]	—	—	[6]	—	—	[6]	1.00	0.00	[7]	0.54		0.16		—		397	—
12-31-2013	1.00	—	[6]	—	[6]	—	[6]	— [6]	—	[6]	—	—	[6]	1.00	0.01		0.54		0.23		0.01		481	—
12-31-2012	1.00	—	[6]	—	[6]	—	[6]	— [6]	—	[6]	—	—	[6]	1.00	0.05		0.53		0.26		0.04		542	—
12-31-2011	1.00	—		—	[6]	—	[6]	—	—	[6]	—	—	[6]	1.00	0.08		0.52		0.19		—		608	—
12-31-2010	1.00	—	[6]	—		—	[6]	— [6]	—		—	—	[6]	1.00	0.05		0.53		0.27		0.05		613	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Less than 0.005%.

New Income Trust
SERIES NAV
06-30-2015[3]	13.04	0.15		(0.16)		(0.01)		—	—		—	—		13.03	(0.08)[4]		0.59	[5]	0.57	[5]	2.37	[5]	1,636	26
12-31-2014	12.90	0.33		0.42		0.75		(0.61)	—		—	(0.61)		13.04	5.83		0.62		0.60		2.52		1,734	54
12-31-2013	13.80	0.33		(0.62)		(0.29)		(0.43)	(0.18)		—	(0.61)		12.90	(2.12)		0.65		0.63		2.40		2,783	57
12-31-2012	13.55	0.36		0.43		0.79		(0.47)	(0.07)		—	(0.54)		13.80	5.91		0.65		0.63		2.60		2,853	77
12-31-2011	13.36	0.43		0.35		0.78		(0.56)	(0.03)		—	(0.59)		13.55	5.91		0.65		0.63		3.17		2,771	65
12-31-2010	12.83	0.43		0.46		0.89		(0.36)	—		—	(0.36)		13.36	6.96		0.68		0.66		3.19		2,979	87
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized.

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Real Return Bond Trust
SERIES I
06-30-2015[3]	12.00	0.02	(0.02)	—	—	—	—	—	12.00	0.08	[4]	1.08	[5]	1.00	[5]	0.37	[5]	6	23
12-31-2014	11.80	0.35	0.22	0.57	(0.37)	—	—	(0.37)	12.00	4.77	[6]	1.00		0.95		2.87		6	122
12-31-2013	13.36	0.25	(1.48)	(1.23)	(0.33)	—	—	(0.33)	11.80	(9.28)		0.99		0.98		1.97		7	70
12-31-2012[7]	12.49	0.35	0.75	1.10	(0.23)	—	—	(0.23)	13.36	8.86		0.98		0.98		2.67		10	53
12-31-2011	11.59	0.28	1.11	1.39	(0.49)	—	—	(0.49)	12.49	12.02		0.83		0.83		2.27		10	496
12-31-2010	11.98	0.18	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83		0.81		0.81		1.46		10	614
SERIES II
06-30-2015[3]	11.83	0.01	(0.02)	(0.01)	—	—	—	—	11.82	0.00	[4]	1.28	[5]	1.20	[5]	0.14	[5]	34	23
12-31-2014	11.64	0.32	0.21	0.53	(0.34)	—	—	(0.34)	11.83	4.53	[6]	1.20		1.15		2.68		37	122
12-31-2013	13.20	0.20	(1.43)	(1.23)	(0.33)	—	—	(0.33)	11.64	(9.42)		1.19		1.18		1.61		46	70
12-31-2012[7]	12.35	0.32	0.74	1.06	(0.21)	—	—	(0.21)	13.20	8.58		1.18		1.18		2.47		73	53
12-31-2011	11.46	0.25	1.10	1.35	(0.46)	—	—	(0.46)	12.35	11.86		1.03		1.03		2.10		78	496
12-31-2010	11.85	0.16	0.84	1.00	(1.39)	—	—	(1.39)	11.46	8.67		1.01		1.01		1.29		86	614
SERIES NAV
06-30-2015[3]	11.84	0.03	(0.03)	—	—	—	—	—	11.84	0.08	[4]	1.03	[5]	0.95	[5]	0.43	[5]	45	23
12-31-2014	11.64	0.36	0.22	0.58	(0.38)	—	—	(0.38)	11.84	4.88	[6]	0.95		0.90		2.94		40	122
12-31-2013	13.18	0.25	(1.46)	(1.21)	(0.33)	—	—	(0.33)	11.64	(9.25)		0.94		0.93		2.01		41	70
12-31-2012[7]	12.33	0.35	0.74	1.09	(0.24)	—	—	(0.24)	13.18	8.86		0.93		0.93		2.73		52	53
12-31-2011	11.44	0.28	1.10	1.38	(0.49)	—	—	(0.49)	12.33	12.15		0.78		0.78		2.34		41	496
12-31-2010	11.85	0.20	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81		0.76		0.76		1.54		30	614
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Total return includes litigation settlement from JP Morgan, relating to losses on mortgage back securities occurring from 2006 to 2008, which increased total return by approximately 2.10% for Series I, 2.12% for Series II and 2.03% for Series NAV. 7. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 856%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.18, the ratio of net investment income to average net assets by 1.36% and the ratio of expenses to average net assets by 0.13%.

Short Term Government Income Trust
SERIES I
06-30-2015[3]	12.39	0.04	0.06	0.10	—	—	—	—	12.49	0.81	[4]	0.66	[5]	0.65	[5]	0.68	[5]	48	18
12-31-2014	12.50	0.08	0.06	0.14	(0.25)	—	—	(0.25)	12.39	1.15		0.66		0.65		0.64		51	46
12-31-2013	12.87	0.08	(0.19)	(0.11)	(0.26)	—	—	(0.26)	12.50	(0.86)		0.65		0.65		0.62		63	55
12-31-2012	12.93	0.14	0.02	0.16	(0.22)	—	—	(0.22)	12.87	1.21		0.65		0.65		1.10		76	71
12-31-2011	12.92	0.16	0.20	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.77		0.65		0.65		1.22		89	88
12-31-2010[6]	12.88	0.09	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86	[4]	0.66	[5]	0.66	[5]	1.00	[5]	106	130	[7,8]
SERIES II
06-30-2015[3]	12.40	0.03	0.05	0.08	—	—	—	—	12.48	0.65	[4]	0.86	[5]	0.85	[5]	0.48	[5]	35	18
12-31-2014	12.51	0.06	0.06	0.12	(0.23)	—	—	(0.23)	12.40	0.94		0.86		0.85		0.44		38	46
12-31-2013	12.88	0.05	(0.19)	(0.14)	(0.23)	—	—	(0.23)	12.51	(1.06)		0.85		0.85		0.43		49	55
12-31-2012	12.94	0.12	0.01	0.13	(0.19)	—	—	(0.19)	12.88	1.01		0.85		0.85		0.90		61	71
12-31-2011	12.93	0.13	0.20	0.33	(0.29)	(0.03)	—	(0.32)	12.94	2.56		0.85		0.85		1.02		77	88
12-31-2010[6]	12.88	0.07	0.15	0.22	(0.17)	—	—	(0.17)	12.93	1.74	[4]	0.86	[5]	0.86	[5]	0.80	[5]	86	130	[7,8]
SERIES NAV
06-30-2015[3]	12.39	0.05	0.05	0.10	—	—	—	—	12.49	0.81	[4]	0.61	[5]	0.60	[5]	0.73	[5]	297	18
12-31-2014	12.50	0.09	0.06	0.15	(0.26)	—	—	(0.26)	12.39	1.20		0.61		0.60		0.69		303	46
12-31-2013	12.86	0.09	(0.18)	(0.09)	(0.27)	—	—	(0.27)	12.50	(0.74)		0.60		0.60		0.67		311	55
12-31-2012	12.93	0.15	— [9]	0.15	(0.22)	—	—	(0.22)	12.86	1.18		0.60		0.60		1.14		417	71
12-31-2011	12.92	0.17	0.19	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.82		0.60		0.60		1.27		390	88
12-31-2010	12.71	0.18	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28		0.64	[10]	0.63		1.39		413	130	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-10. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-10 to 12-31-10. 9. Less than $0.005 per share. 10. Includes the impact of expense recapture which amounted to less than 0.005% of average net assets.

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2015[3]	13.24	0.22	(0.01)	0.21	—	—	—	—	13.45	1.59 [4]	0.74	[5]	0.73	[5]	3.36	[5]	431	27
12-31-2014	13.17	0.56	0.11	0.67	(0.60)	—	—	(0.60)	13.24	5.14	0.75		0.74		4.13		415	50
12-31-2013	13.44	0.65	(0.15)	0.50	(0.77)	—	—	(0.77)	13.17	3.74	0.78		0.78		4.75		380	45
12-31-2012	12.75	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.44	12.86	0.79		0.79		5.91		359	44
12-31-2011	14.00	0.97	(0.70)	0.27	(1.52)	—	—	(1.52)	12.75	2.02	0.78		0.78		6.87		318	50
12-31-2010	13.31	1.16	0.92	2.08	(1.39)	—	—	(1.39)	14.00	15.89	0.82		0.82		8.25		307	68	[6]
SERIES II
06-30-2015[3]	13.27	0.21	(0.01)	0.20	—	—	—	—	13.47	1.51 [4]	0.94	[5]	0.93	[5]	3.16	[5]	54	27
12-31-2014	13.20	0.53	0.12	0.65	(0.58)	—	—	(0.58)	13.27	4.92	0.95		0.94		3.94		57	50
12-31-2013	13.47	0.63	(0.16)	0.47	(0.74)	—	—	(0.74)	13.20	3.53	0.98		0.98		4.56		65	45
12-31-2012	12.78	0.77	0.82	1.59	(0.90)	—	—	(0.90)	13.47	12.61	0.99		0.99		5.72		73	44
12-31-2011	14.02	0.94	(0.69)	0.25	(1.49)	—	—	(1.49)	12.78	1.89	0.98		0.98		6.67		75	50
12-31-2010	13.33	1.16	0.89	2.05	(1.36)	—	—	(1.36)	14.02	15.61	1.02		1.02		8.01		91	68	[6]
SERIES NAV
06-30-2015[3]	13.20	0.23	(0.01)	0.22	—	—	—	—	13.42	1.67 [4]	0.69	[5]	0.68	[5]	3.41	[5]	56	27
12-31-2014	13.13	0.56	0.12	0.68	(0.61)	—	—	(0.61)	13.20	5.21	0.70		0.69		4.18		53	50
12-31-2013	13.41	0.65	(0.15)	0.50	(0.78)	—	—	(0.78)	13.13	3.72	0.73		0.73		4.79		51	45
12-31-2012	12.72	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.41	12.95	0.74		0.74		5.95		33	44
12-31-2011	13.97	0.97	(0.69)	0.28	(1.53)	—	—	(1.53)	12.72	2.08	0.73		0.73		6.91		26	50
12-31-2010	13.29	1.18	0.90	2.08	(1.40)	—	—	(1.40)	13.97	15.90	0.77		0.77		8.36		23	68	[6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Total Bond Market Trust B
SERIES I
06-30-2015[3]	10.37	0.13	(0.16)	(0.03)	—	—	—	—	10.34	(0.29)[4]	0.56	[5]	0.30	[5]	2.54	[5]	154	31
12-31-2014	10.09	0.29	0.32	0.61	(0.33)	—	—	(0.33)	10.37	6.11	0.56		0.30		2.76		135	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.49)	0.54		0.30		2.55		106	62
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.10)	—	—	(0.10)	10.71	(0.14)[4]	0.56	[5]	0.30	[5]	0.62	[5]	127	29	[7,8]
SERIES II
06-30-2015[3]	10.38	0.12	(0.16)	(0.04)	—	—	—	—	10.34	(0.39)[4]	0.76	[5]	0.50	[5]	2.34	[5]	64	31
12-31-2014	10.10	0.27	0.32	0.59	(0.31)	—	—	(0.31)	10.38	5.90	0.76		0.50		2.56		69	64
12-31-2013	10.73	0.25	(0.54)	(0.29)	(0.34)	—	—	(0.34)	10.10	(2.77)	0.74		0.50		2.33		79	62
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.08)	—	—	(0.08)	10.73	(0.11)[4]	0.76	[5]	0.50	[5]	0.42	[5]	145	29	[7,8]
SERIES NAV
06-30-2015[3]	10.36	0.13	(0.16)	(0.03)	—	—	—	—	10.33	(0.29)[4]	0.51	[5]	0.25	[5]	2.59	[5]	275	31
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	—	(0.34)	10.36	6.06	0.51		0.25		2.82		284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)	0.49		0.25		2.60		286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08	0.52		0.25		3.16		297	29	[7]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	0.53		0.25		3.87		162	21
12-31-2010	9.97	0.41	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	0.52		0.25		3.97		165	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
SERIES I
06-30-2015[3]	11.80	— [4]	0.01	0.01	—	—	—	—	11.81	0.08 [5]	0.66	[6]	0.65	[6]	0.07	[6]	10	44
12-31-2014	11.98	0.01	(0.01)	— [4]	(0.18)	—	—	(0.18)	11.80	(0.02)	0.66		0.65		0.05		9	69
12-31-2013	12.13	0.02	(0.03)	(0.01)	(0.14)	—	—	(0.14)	11.98	(0.07)	0.67		0.67		0.15		11	135
12-31-2012	12.20	0.04	0.03	0.07	(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69		0.34		8	196
12-31-2011	12.36	0.06	(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12	0.72	[7,8]	0.72		0.49		3	171
12-31-2010[9]	12.50	0.03	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[5]	0.88	[6]	0.75	[6]	0.60	[6]	2	56
SERIES II
06-30-2015[3]	11.79	(0.01)	0.01	— [4]	—	—	—	—	11.79	0.00 [5]	0.86	[6]	0.85	[6]	(0.12)[6]		204	44
12-31-2014	11.98	(0.02)	(0.02)	(0.04)	(0.15)	—	—	(0.15)	11.79	(0.30)	0.86		0.85		(0.14)		214	69
12-31-2013	12.13	(0.01)	(0.02)	(0.03)	(0.12)	—	—	(0.12)	11.98	(0.27)	0.87		0.87		(0.08)		202	135
12-31-2012	12.20	0.02	0.03	0.05	(0.12)	—	—	(0.12)	12.13	0.37	0.90		0.89		0.15		127	196
12-31-2011	12.36	0.04	(0.05)	(0.01)	(0.15)	—	—	(0.15)	12.20	(0.08)	0.92	[7,8]	0.92		0.29		131	171
12-31-2010[9]	12.50	0.02	(0.05)	(0.03)	(0.11)	—	—	(0.11)	12.36	(0.24)[5]	1.08	[6]	0.95	[6]	0.44	[6]	59	56
SERIES NAV
06-30-2015[3]	11.80	0.01	— [4]	0.01	—	—	—	—	11.81	0.08 [5]	0.61	[6]	0.60	[6]	0.13	[6]	13	44
12-31-2014	11.98	0.01	(0.01)	— [4]	(0.18)	—	—	(0.18)	11.80	0.03	0.61		0.60		0.12		14	69
12-31-2013	12.13	0.02	(0.02)	— [4]	(0.15)	—	—	(0.15)	11.98	(0.02)	0.62		0.62		0.17		9	135
12-31-2012	12.19	0.05	0.03	0.08	(0.14)	—	—	(0.14)	12.13	0.66	0.65		0.64		0.39		4	196
12-31-2011	12.36	0.06	(0.05)	0.01	(0.18)	—	—	(0.18)	12.19	0.09	0.67	[7,8]	0.67		0.53		3	171
12-31-2010[9]	12.50	0.03	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[5]	0.83	[6]	0.70	[6]	0.63	[6]	1	56
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-15. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Includes the impact of expense recapture which amounted to 0.03% of average net assets. 8. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 9. Period from 7-29-10 (commencement of operations) to 12-31-10.

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is an no-load, open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), fifteen of which are presented in this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities in Money Market Trust and Money Market Trust B are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. These portfolios seek to maintain a constant net asset value per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Portfolio of investments as of June 30, 2015, by major security category or type:

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government and Agency obligations	$194,688,760	—	$194,688,760	—
Foreign government obligations	4,383,187	—	4,383,187	—
Corporate bonds	322,029,221	—	322,029,221	—
Capital preferred securities	9,151,005	—	9,151,005	—
Convertible bonds	368,844	—	368,844	—
Term loans	1,878,446	—	1,878,446	—
Municipal bonds	2,617,718	—	2,617,718	—
Collateralized mortgage obligations	161,655,292	—	159,922,439	$1,732,853

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust (continued)
Asset backed securities	$84,010,003	—	$84,010,003	—
Preferred securities	5,080,460	$3,894,439	1,185,419	$602
Securities lending collateral	2,412,603	2,412,603	—	—
Short-term investments	35,059,965	28,286,965	6,773,000	—
Total investments in securities	$823,335,504	$34,594,007	$787,008,042	$1,733,455

Core Bond Trust
U.S. Government and Agency obligations	$832,374,998	—	$832,374,998	—
Foreign government obligations	25,469,237	—	25,469,237	—
Corporate bonds	347,048,239	—	345,917,559	$1,130,680
Municipal bonds	14,127,509	—	14,127,509	—
Collateralized mortgage obligations	140,110,937	—	140,110,937	—
Asset backed securities	222,617,592	—	222,617,592	—
Securities lending collateral	412,230	$412,230	—	—
Short-term investments	38,830,339	38,830,339	—	—
Total investments in securities	$1,620,991,081	$39,242,569	$1,580,617,832	$1,130,630

Global Bond Trust
U.S. Government and Agency obligations	$131,962,741	—	$131,962,741	—
Foreign government obligations	317,352,760	—	317,352,760	—
Corporate bonds	153,672,020	—	153,672,020	—
Term loans	399,637	—	399,637	—
Municipal bonds	1,140,544	—	1,140,544	—
Collateralized mortgage obligations	85,570,554	—	85,570,554	—
Asset backed securities	15,175,455	—	14,624,162	$551,293
Common stocks	52,562	$52,562	—	—
Preferred securities	235,592	235,592	—	—
Escrow shares	1,189,000	—	1,189,000	—
Purchased options	365,828	67,263	298,565	—
Short-term investments	33,444,989	—	33,444,989	—
Total investments in securities	$740,561,682	$355,417	$739,654,972	$551,293
Sale commitments outstanding	($125,864,135)	—	($125,864,135)	—
Other financial instruments:
Futures	($1,831,548)	($1,831,548)	—	—
Forward foreign currency contracts	$6,635,994	—	$6,635,994	—
Written options	($925,233)	—	($925,233)	—
Interest rate swaps	$4,566,927	—	$4,566,927	—
Credit default swaps	($82,265)	—	($82,265)	—
Currency swaps	$1,468,651	—	$1,468,651	—
Inflation swaps	$14,038	—	$14,038	—

High Yield Trust
Foreign government obligations	$930,108	—	$930,108	—
Corporate bonds	247,953,943	—	246,735,636	$1,218,307
Capital preferred securities	991,000	—	991,000	—
Convertible bonds	810,695	—	810,695	—
Term loans	11,733,238	—	11,733,238	—
Asset backed securities	6,474,901	—	6,474,901	—
Common stocks	6,715,002	$3,459,246	183,017	3,072,739
Preferred securities	3,021,676	2,607,665	414,011	—
Escrow certificates	45,564	—	45,564	—
Securities lending collateral	7,814,170	7,814,170	—	—
Total investments in securities	$286,490,297	$13,881,081	$268,318,170	$4,291,046
Other financial instruments:
Futures	$35,581	$35,581	—	—
Forward foreign currency contracts	($2,233)	—	($2,233)	—
Credit default swaps	($448,255)	—	($448,255)	—

Income Trust
Corporate bonds	$122,132,775	—	$122,132,775	—
Convertible bonds	6,231,183	—	6,231,183	—
Term loans	7,792,889	—	7,792,889	—
Common stocks
Consumer discretionary	11,228,926	$11,228,926	—	—
Consumer staples	3,352,773	3,352,773	—	—
Energy	30,565,177	30,565,177	—	—
Financials	10,076,035	10,076,035	—	—
Health care	18,561,262	18,561,262	—	—
Industrials	18,818,800	17,988,073	—	$830,727
Information technology	12,073,612	12,073,612	—	—
Materials	32,325,063	27,167,833	5,157,230	—
Telecommunication services	9,011,236	6,397,619	2,613,617	—
Utilities	39,118,935	39,118,935	—	—

55

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Income Trust (continued)
Preferred securities
Energy	$1,255,000	$1,224,000	—	$31,000
Financials	12,750,875	12,750,875	—	—
Health care	1,225,032	1,225,032	—	—
Information technology	795,749	—	—	795,749
Utilities	1,781,690	1,781,690	—	—
Warrants	42,752	42,752	—	—
Escrow certificates	850	—	—	850
Equity linked securities	15,951,858	—	$15,951,858	—
Securities lending collateral	6,927,868	6,927,868	—	—
Short-term investments	17,500,000	—	17,500,000	—
Total investments in securities	$379,520,340	$200,482,462	$177,379,552	$1,658,326

Real Return Bond Trust
U.S. Government and Agency obligations	$86,480,480	—	$86,480,480	—
Foreign government obligations	10,963,017	—	10,963,017	—
Corporate bonds	8,236,376	—	8,236,376	—
Collateralized mortgage obligations	4,515,748	—	4,515,748	—
Asset backed securities	2,564,442	—	2,564,442	—
Common stocks	4,576	$4,576	—	—
Purchased options	193,584	2,602	190,982	—
Short-term investments	46,134,265	—	46,134,265	—
Total investments in securities	$159,092,488	$7,178	$159,085,310	—
Other financial instruments:
Futures	($89,739)	($89,739)	—	—
Forward foreign currency contracts	(267,947)	—	($267,947)	—
Written options	(288,582)	—	(288,582)	—
Interest rate swaps	235,224	—	235,224	—
Credit default swaps	(13,712)	—	(13,712)	—
Inflation swaps	(524,493)	—	(524,493)	—

Strategic Income Opportunities Trust
Foreign government obligations	$113,112,364	—	$113,112,364	—
Corporate bonds	238,623,136	—	238,623,136	—
Capital preferred securities	2,026,128	—	2,026,128	—
Convertible bonds	11,503,927	—	11,503,927	—
Term loans	39,988,780	—	39,988,780	—
Collateralized mortgage obligations	34,291,375	—	33,664,525	$626,850
Asset backed securities	14,068,434	—	14,068,434	—
Common stocks	23,613,944	$23,613,944	—	—
Preferred securities	47,871,105	44,883,252	2,987,853	—
Escrow certificates	12,381	—	—	12,381
Purchased options	1,267,951	—	1,267,951	—
Short-term investments	2,980,988	—	2,980,988	—
Total investments in securities	$529,360,513	$68,497,196	$460,224,086	$639,231
Other financial instruments:
Forward foreign currency contracts	$6,293,562	—	$6,293,562	—

As of June 30, 2015, all investments for Money Market Trust, Money Market Trust B, Short Term Government Income Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments for Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities which are categorized as Level 1.

All investments for New Income Trust are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

All investments for Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and futures which are categorized as Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

High Yield Trust
	Corporate Bonds	Common Stocks	Total
Balance as of 12-31-14	$1,493,710	$3,189,157	$4,682,867
Realized gain (loss)	1,916	—	1,916
Change in unrealized appreciation (depreciation)	23,346	(27,081)	(3,735)
Purchases	33,269	—	33,269
Sales	(333,934)	—	(333,934)
Transfers into Level 3	—	7,500	7,500
Transfers out of Level 3	—	(96,837)	(96,837)
Balance as of 6-30-15	$1,218,307	$3,072,739	$4,291,046
Change in unrealized at period end*	$16,356	($27,081)	($10,725)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of High Yield Trust’s Level 3 securities are outlined in the table below.

High Yield Trust	Fair Value at 6-30-15		Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$7,500		Market Approach	Prior/recent transactions	$1.00

	$2,963,947		Market Approach	EV/EBITDA multiple	5.90x – 11.51x (weighted average 8.54x)
				Discount for lack of marketability	10% – 17.5% (weighted average 12%)

	$2,971,447

Corporate Bonds	$1,218,307		Market Approach	Yield spread	440 bps – 756 bps (weighted average 644.07 bps)

Total	$4,189,754	*

*	These amounts exclude valuations provided by a broker, which amounted to $101,292

A change to unobservable inputs of the fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discounts for lack of marketability	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Yield spread	Decrease	Increase

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the portfolios deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

Portfolio	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
Global Bond Trust	HSBC Bank USA*	0.65%	5/14/2015	7/23/2015	$15,297,273	($15,310,254)

*	Reverse repurchase agreement with HSBC Bank USA dated 5/14/2015 at 0.65% to be repurchased at $15,316,607 on 7/23/2015, collateralized by £8,700,000 United Kingdom Treasury Bonds, 3.250% due 1/22/2044 (valued at $15,077,707, including interest)

When-issued/delayed-delivery securities.  The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that a portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the Core Bond Trust has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the portfolio:

Portfolio	Counterparty	Collateral Received
Core Bond Trust	JPMorgan Chase Bank	$50,000

Sale-Buybacks.  Certain portfolios may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio is reflected as a liability on the Statements of assets and liabilities. The portfolio will recognize income represented by the price differential between the prices received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2015 and the exposure to the counterparties at June 30, 2015 were as follows:

Portfolio	Average Borrowing	Weighted Average Interest Rate
Global Bond Trust	$40,510,974	0.179%
Real Return Bond Trust	63,388,553	0.128%

Global Bond Trust	Counterparty	Payable for Sale-Buybacks	Market Value of Securities	Net Exposure
	BNP Paribas Securities Corp.	($24,918,313)	$24,160,649	($757,664)

Real Return Bond Trust	Counterparty	Payable for Sale-Buybacks	Market Value of Securities	Net Exposure
	BNP Paribas Securities Corp.	($1,329,909)	$1,328,889	($1,020)
	BONY/Toronto Dominion Securities, Inc.	(4,780,662)	4,769,447	(11,215)
	Goldman Sachs & Company	(66,962,783)	66,683,904	(278,879)
	Morgan Stanley Company, Inc.	(4,840,450)	4,797,682	(42,768)
	Totals	($77,913,804)	$77,579,922	($333,882)

Term loans (Floating rate loans).  The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A portfolio may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations, except for Money Market Trust and Money Market Trust B, for which investment security transactions are recorded as of the date of purchase, sale or maturity. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios becomes aware of the dividends. Foreign taxes are provided for based on the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating net asset value and is registered

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with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, during the six months ended June 30, 2015 the portfolios and other affiliated funds had an agreement with Citibank N.A. that enabled them to participate in a $300 million unsecured committed line of credit. Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the six months ended June 30, 2015 were as follows:

Portfolio	Amount
Active Bond Trust	$376
Bond Trust	1,875
Core Bond Trust	429
Global Bond Trust	371
High Yield Trust	286
Income Trust	310
Investment Quality Bond Trust	286
Money Market Trust	626

Portfolio	Amount
Money Market Trust B	$306
New Income Trust	576
Real Return Bond Trust	246
Short Term Government Income Trust	299
Strategic Income Opportunities Trust	319
Total Bond Market Trust B	311
Ultra Short Term Bond Trust	273

For the six months ended June 30, 2015, the portfolios had no borrowings under either line of credit.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated, daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2014, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the loss carryforward, which was acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2014:

					No Expiration Date
Portfolio	2015	2016	2017	2018	Short Term	Long Term
Active Bond Trust	—	—	—	—	$267,223	$668,925
Bond Trust	—	—	—	—	74,260,485	23,398,234
Global Bond Trust	—	—	$17,704,604	—	—	—
High Yield Trust	$10,696,343	$88,168,936	255,192,811	—	2,230,874	26,829,420
Income Trust	—	4,263,540	30,421,084	$7,902,499	—	—
Real Return Bond Trust	—	—	33,766,349	3,252,860	818,410	661,442
Short Term Government Income Trust	1,762,463	6,266,872	49,933,390	—	4,163,932	6,647,325
Strategic Income Opportunities Trust	—	38,706,052	29,809,523	—	—	—
Total Bond Market Trust B	257,971	612,440	886,914	—	925,461	688,469
Ultra Short Term Bond Trust	—	—	—	59,426	3,479,401	4,108,403

As of December 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$816,344,276	$23,593,242	($16,602,014)	$6,991,228
Bond Trust	10,112,947,247	95,782,233	(168,992,455)	(73,210,222)
Core Bond Trust	1,633,269,046	3,992,827	(16,270,792)	(12,277,965)
Global Bond Trust	784,280,847	6,751,738	(50,470,903)	(43,719,165)
High Yield Trust	311,741,139	4,605,197	(29,856,039)	(25,250,842)
Income Trust	356,176,819	52,034,485	(28,690,964)	23,343,521
Investment Quality Bond Trust	397,796,680	3,557,731	(6,447,654)	(2,889,923)
Money Market Trust	1,969,535,147	—	—	—
Money Market Trust B	380,303,863	—	—	—
New Income Trust	1,653,259,130	22,868,933	(22,103,158)	765,775
Real Return Bond Trust	165,477,418	607,895	(6,992,825)	(6,384,930)
Short Term Government Income Trust	382,070,300	1,592,655	(5,534,431)	(3,941,776)
Strategic Income Opportunities Trust	534,919,195	18,852,629	(24,411,311)	(5,558,682)
Total Bond Market Trust B	505,050,156	17,936,634	(3,942,060)	13,994,574
Ultra Short Term Bond Trust	227,137,077	117,969	(2,867,255)	(2,749,286)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust and Money Market Trust B. Money Market Trust and Money Market Trust B will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, litigation proceeds, foreign currency transactions, expiration of capital loss carryforwards, derivative transactions, amortization and accretion on debt securities, passive foreign investment companies, contingent payment debt instruments and wash sale loss deferrals.

Statement of cash flows.  Information on financial transactions that have been settled through the receipt and disbursement of cash for Real Return Trust is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the portfolio’s Statement of assets and liabilities and represents the cash on hand at the portfolio’s custodian and does not include any short-term investments or cash held at broker for futures contracts.

Money market amendments.  In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the portfolios’ financial statements and related disclosures.

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3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposures to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to a portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. A portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by a portfolio for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolios. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2015, and range of future contracts notional amounts held by portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2015.

Global Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond markets, gain exposure to the treasuries market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held futures contracts with total notional values ranging from approximately $330.8 million to $663.5 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	10-Year U.S. Treasury Note Futures	980	Long	Sep 2015	$124,633,814	$123,648,438	($985,376)
	5-Year U.S. Treasury Note Futures	596	Long	Sep 2015	71,104,788	71,077,657	(27,131)
	Euro-BTP Italian Government Bond Futures	8	Long	Sep 2015	1,155,839	1,161,316	5,477
	Euro-Buxl Futures	48	Long	Sep 2015	8,481,292	7,954,140	(527,152)
	German Euro BOBL Futures	122	Long	Sep 2015	17,556,665	17,624,389	67,724
	German Euro BUND Futures	191	Long	Sep 2015	32,834,130	32,366,313	(467,817)
	U.K. Long Gilt Bond Futures	308	Long	Sep 2015	55,776,711	56,006,951	230,240
	U.S. Treasury Long Bond Futures	19	Long	Sep 2015	2,875,561	2,866,031	(9,530)
	10-Year Australian Treasury Bond Futures	65	Short	Sep 2015	(6,241,415)	(6,281,957)	(40,542)
	10-Year Canada Government Bond Futures	99	Short	Sep 2015	(11,020,791)	(11,096,878)	(76,087)
	Eurodollar Futures	3	Short	Jun 2016	(741,708)	(743,062)	(1,354)
							($1,831,548)

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High Yield Trust

The portfolio used futures contracts to manage against anticipated interest rate changes. During the six months ended June 30, 2015, the portfolio held futures contracts with total notional values ranging from approximately $11.0 million to $29.0 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Trust	10-Year U.S. Treasury Note Futures	85	Short	Sep 2015	($10,758,348)	($10,724,609)	$33,739
	U.S. Treasury Long Bond Futures	3	Short	Sep 2015	(454,373)	(452,531)	1,842
							$35,581

Investment Quality Bond Trust

The portfolio used futures contracts to gain exposure to foreign bond markets, gain exposure to the treasuries market, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held futures contracts with total notional values ranging from approximately $53.8 million to $114.6 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	2-Year U.S. Treasury Note Futures	122	Long	Sep 2015	$26,638,507	$26,710,375	$71,868
	5-Year U.S. Treasury Note Futures	102	Long	Sep 2015	12,166,919	12,164,297	(2,622)
	U.K. Long Gilt Bond Futures	10	Long	Sep 2015	1,839,794	1,818,408	(21,386)
	U.S. Treasury Long Bond Futures	36	Long	Sep 2015	5,569,090	5,430,375	(138,715)
	U.S. Treasury Ultra Bond Futures	94	Long	Sep 2015	14,952,791	14,481,875	(470,916)
	10-Year U.S. Treasury Note Futures	428	Short	Sep 2015	(53,944,879)	(54,001,562)	(56,683)
							($618,454)

New Income Trust

The portfolio used futures contracts to maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, manage duration of the portfolio, and substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held futures contracts with total notional values ranging from approximately $24.6 million to $77.3 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
New Income Trust	10-Year U.S. Treasury Note Futures	157	Short	Sep 2015	($19,819,549)	($19,808,984)	$10,565
	2-Year U.S. Treasury Note Futures	166	Short	Sep 2015	(36,280,985)	(36,343,625)	(62,640)
							($52,075)

Real Return Bond Trust

The portfolio used futures contracts to gain exposure to treasuries markets and foreign bond markets, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held futures contracts with total notional values ranging from approximately $25.8 million to $54.9 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	5-Year U.S. Treasury Note Futures	31	Long	Sep 2015	$3,700,655	$3,696,992	($3,663)
	10-Year U.S. Treasury Note Futures	19	Long	Sep 2015	2,418,516	2,397,266	(21,250)
	Euro-BTP Italian Government Bond Futures	6	Long	Sep 2015	876,054	870,987	(5,067)
	Eurodollar Futures	77	Short	Dec 2015	(19,135,023)	(19,147,012)	(11,989)
	Eurodollar Futures	15	Short	Mar 2016	(3,717,692)	(3,723,000)	(5,308)
	Eurodollar Futures	10	Short	Jun 2016	(2,473,901)	(2,476,875)	(2,974)
	Eurodollar Futures	34	Short	Sep 2016	(8,389,579)	(8,402,250)	(12,671)
	Eurodollar Futures	27	Short	Dec 2016	(6,648,002)	(6,657,525)	(9,523)
	Eurodollar Futures	24	Short	Mar 2017	(5,899,416)	(5,906,700)	(7,284)
	German Euro BUND Futures	5	Short	Sep 2015	(836,935)	(847,286)	(10,351)
	U.S. Treasury Long Bond Futures	5	Short	Sep 2015	(754,560)	(754,219)	341
							($89,739)

Strategic Income Opportunities Trust

During the six months ended June 30, 2015, the portfolio used futures contracts to manage duration of the portfolio. During the six months ended June 30, 2015, the portfolio held futures contracts with total notional values up to approximately $35.2 million. There were no open futures contracts at June 30, 2015.

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of for-

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wards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the portfolios thereby reducing the portfolios’ total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2015 and the range of notional contracts amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2015.

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, to maintain diversity and liquidity of the portfolio, and as a substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $835.9 million to $1.1 billion, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust
	AUD 27,284,664	USD 21,022,834	Bank of America, N.A.	7/2/2015	$28,653	—	$28,653
	BRL 2,981,100	USD 950,000	Bank of America, N.A.	7/2/2015	8,831	—	8,831
	BRL 22,689,672	USD 7,309,817	BNP Paribas SA	7/2/2015	—	($11,991)	(11,991)
	BRL 9,501,894	USD 2,996,498	Citibank N.A.	7/2/2015	59,658	—	59,658
	BRL 20,947,817	USD 6,744,870	Credit Suisse International	7/2/2015	—	(7,287)	(7,287)
	BRL 68,606,455	USD 22,196,026	Deutsche Bank AG London	7/2/2015	—	(129,687)	(129,687)
	BRL 9,747,839	USD 3,141,829	HSBC Bank USA	7/2/2015	—	(6,568)	(6,568)
	BRL 5,426,955	USD 1,749,164	JPMorgan Chase Bank N.A.	7/2/2015	—	(3,657)	(3,657)
	BRL 5,827,266	USD 1,878,188	UBS AG	7/2/2015	—	(3,927)	(3,927)
	BRL 5,426,955	USD 1,715,274	JPMorgan Chase Bank N.A.	8/4/2015	10,132	—	10,132
	BRL 5,827,266	USD 1,831,638	UBS AG	8/4/2015	21,039	—	21,039
	CNY 4,482,200	USD 730,000	Bank of America, N.A.	9/8/2015	—	(10,414)	(10,414)
	CNY 8,950,800	USD 1,468,946	Barclays Capital	9/8/2015	—	(31,958)	(31,958)
	CNY 32,283,693	USD 5,336,196	Citibank N.A.	9/8/2015	—	(153,278)	(153,278)
	CNY 6,380,000	USD 1,055,680	JPMorgan Chase Bank N.A.	9/8/2015	—	(31,416)	(31,416)
	CNY 4,368,300	USD 710,000	Morgan Stanley Bank, N.A.	9/8/2015	—	(8,700)	(8,700)
	DKK 23,234,600	USD 3,474,073	Bank of America, N.A.	7/1/2015	—	(2,025)	(2,025)
	DKK 69,595,890	USD 10,378,152	UBS AG	7/1/2015	21,867	—	21,867
	DKK 35,110,000	USD 5,433,347	HSBC Bank USA	8/12/2015	—	(180,665)	(180,665)
	DKK 26,994,000	USD 4,115,566	UBS AG	8/12/2015	—	(77,091)	(77,091)
	EUR 18,652,000	USD 21,085,127	Citibank N.A.	8/12/2015	—	(279,633)	(279,633)
	EUR 3,297,000	USD 3,703,607	Goldman Sachs Bank USA	8/12/2015	—	(25,947)	(25,947)
	EUR 7,892,000	USD 8,915,163	UBS AG	8/12/2015	—	(111,981)	(111,981)
	GBP 931,000	USD 1,452,980	JPMorgan Chase Bank N.A.	7/2/2015	9,853	—	9,853
	GBP 3,387,000	USD 5,153,764	UBS AG	7/2/2015	168,059	—	168,059
	GBP 1,719,000	USD 2,703,401	JPMorgan Chase Bank N.A.	8/4/2015	—	(3,027)	(3,027)
	INR 437,078,512	USD 6,732,571	Goldman Sachs Bank USA	8/24/2015	60,507	—	60,507
	JPY 615,900,000	USD 4,971,709	Citibank N.A.	7/2/2015	60,771	—	60,771
	JPY 1,067,500,000	USD 8,557,368	Credit Suisse International	7/2/2015	165,106	—	165,106
	JPY 11,496,763,093	USD 92,865,615	HSBC Bank USA	7/2/2015	1,073,701	—	1,073,701
	JPY 125,000,000	USD 1,011,872	JPMorgan Chase Bank N.A.	7/2/2015	9,495	—	9,495
	JPY 12,368,863,093	USD 99,829,403	BNP Paribas SA	8/4/2015	1,275,296	—	1,275,296
	MXN 218,189,092	USD 14,070,361	BNP Paribas SA	7/7/2015	—	(193,359)	(193,359)
	MXN 3,267,000	USD 211,500	Citibank N.A.	7/7/2015	—	(3,716)	(3,716)
	MXN 158,649,978	USD 10,262,629	Nomura Global Financial Products, Inc.	7/7/2015	—	(172,362)	(172,362)
	NZD 18,726,000	USD 12,768,510	UBS AG	7/2/2015	—	(78,836)	(78,836)
	PLN 14,410,000	USD 3,890,015	Barclays Capital	7/30/2015	—	(60,404)	(60,404)
	PLN 17,832,000	USD 4,882,440	Citibank N.A.	7/30/2015	—	(143,396)	(143,396)
	PLN 9,289,000	USD 2,459,358	Deutsche Bank AG London	7/30/2015	9,293	—	9,293
	PLN 40,046,000	USD 10,839,887	HSBC Bank USA	7/30/2015	—	(197,235)	(197,235)
	PLN 7,497,317	USD 2,086,014	JPMorgan Chase Bank N.A.	7/30/2015	—	(93,522)	(93,522)
	SEK 20,460,000	USD 2,445,823	Bank of America, N.A.	8/12/2015	24,291	—	24,291
	USD 3,128,753	AUD 4,104,000	Citibank N.A.	7/2/2015	—	(37,689)	(37,689)
	USD 17,877,658	AUD 23,180,664	Goldman Sachs Bank USA	7/2/2015	—	(7,387)	(7,387)
	USD 20,985,399	AUD 27,284,664	Bank of America, N.A.	8/4/2015	—	(28,162)	(28,162)
	USD 946,565	BRL 2,981,100	Bank of America, N.A.	7/2/2015	—	(12,266)	(12,266)
	USD 7,313,115	BRL 22,689,672	BNP Paribas SA	7/2/2015	15,289	—	15,289
	USD 3,062,558	BRL 9,501,894	Citibank N.A.	7/2/2015	6,403	—	6,403
	USD 7,665,870	BRL 20,947,817	Credit Suisse International	7/2/2015	928,288	—	928,288
	USD 24,154,437	BRL 68,606,455	Deutsche Bank AG London	7/2/2015	2,088,099	—	2,088,099
	USD 3,045,248	BRL 9,747,839	HSBC Bank USA	7/2/2015	—	(90,013)	(90,013)
	USD 1,734,960	BRL 5,426,955	JPMorgan Chase Bank N.A.	7/2/2015	—	(10,547)	(10,547)

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust (continued)	USD 1,852,572	BRL 5,827,266	UBS AG	7/2/2015	—	($21,689)	($21,689)
	USD 7,228,312	BRL 22,689,672	BNP Paribas SA	8/4/2015	$14,528	—	14,528
	USD 11,401,820	BRL 30,200,000	Goldman Sachs Bank USA	10/2/2015	2,001,919	—	2,001,919
	USD 5,237,227	BRL 13,500,000	UBS AG	10/2/2015	1,035,285	—	1,035,285
	USD 4,600,000	BRL 13,551,600	JPMorgan Chase Bank N.A.	1/5/2016	509,590	—	509,590
	USD 1,209,202	BRL 4,198,953	Citibank N.A.	4/4/2016	—	(22,488)	(22,488)
	USD 6,091,192	BRL 21,072,479	Credit Suisse International	4/4/2016	—	(90,052)	(90,052)
	USD 3,897,229	BRL 13,055,716	Goldman Sachs Bank USA	4/4/2016	67,562	—	67,562
	USD 2,996,498	BRL 10,462,271	Citibank N.A.	5/3/2016	—	(45,621)	(45,621)
	USD 656,534	CAD 820,000	JPMorgan Chase Bank N.A.	7/2/2015	9	—	9
	USD 122,165	CHF 114,000	Goldman Sachs Bank USA	8/12/2015	43	—	43
	USD 9,839,444	CNY 60,473,220	Credit Suisse International	9/8/2015	130,895	—	130,895
	USD 5,650,635	DKK 38,220,000	UBS AG	8/12/2015	—	(67,322)	(67,322)
	USD 315,298	DKK 2,067,200	JPMorgan Chase Bank N.A.	10/1/2015	5,564	—	5,564
	USD 319,325	DKK 2,094,000	UBS AG	10/1/2015	5,575	—	5,575
	USD 2,532,104	DKK 16,561,000	JPMorgan Chase Bank N.A.	1/4/2016	44,059	—	44,059
	USD 2,317,037	DKK 15,621,000	Bank of America, N.A.	4/1/2016	—	(36,300)	(36,300)
	USD 8,003,383	DKK 54,070,853	HSBC Bank USA	4/1/2016	—	(142,507)	(142,507)
	USD 2,311,527	DKK 15,579,000	JPMorgan Chase Bank N.A.	4/1/2016	—	(35,483)	(35,483)
	USD 3,508,698	DKK 23,234,600	Bank of America, N.A.	7/1/2016	—	(4,166)	(4,166)
	USD 10,481,309	DKK 69,595,890	UBS AG	7/1/2016	—	(40,969)	(40,969)
	USD 10,565,392	EUR 9,411,000	Citibank N.A.	8/12/2015	67,830	—	67,830
	USD 6,682,281	EUR 5,989,231	Credit Suisse International	8/12/2015	1,554	—	1,554
	USD 557,649	EUR 495,000	Goldman Sachs Bank USA	8/12/2015	5,498	—	5,498
	USD 8,181,720	EUR 7,199,000	HSBC Bank USA	8/12/2015	151,549	—	151,549
	USD 3,247,049	EUR 2,924,000	UBS AG	8/12/2015	—	(14,546)	(14,546)
	USD 5,476,050	JPY 683,100,000	Bank of America, N.A.	7/2/2015	—	(105,516)	(105,516)
	USD 101,831,440	JPY 12,622,063,093	BNP Paribas SA	7/2/2015	—	(1,302,630)	(1,302,630)
	USD 7,962,885	JPY 1,000,000,000	Citibank N.A.	7/6/2015	—	(208,423)	(208,423)
	USD 7,828,140	MXN 120,293,467	Credit Suisse International	7/7/2015	177,379	—	177,379
	USD 23,559,275	MXN 372,440,027	Citibank N.A.	9/30/2015	11,638	—	11,638
	USD 81,978	MYR 309,132	UBS AG	8/24/2015	377	—	377
	USD 599,706	NOK 4,525,000	Goldman Sachs Bank USA	8/12/2015	23,116	—	23,116
	USD 11,528,507	NZD 16,158,000	Bank of America, N.A.	7/2/2015	579,038	—	579,038
	USD 1,781,261	NZD 2,568,000	JPMorgan Chase Bank N.A.	7/2/2015	41,056	—	41,056
	USD 12,731,545	NZD 18,726,000	UBS AG	8/4/2015	78,508	—	78,508
	USD 4,185,205	PLN 16,011,027	Barclays Capital	7/30/2015	—	(69,896)	(69,896)
	USD 21,423	PLN 77,000	Citibank N.A.	7/30/2015	960	—	960
	USD 3,035,089	PLN 11,357,000	HSBC Bank USA	7/30/2015	16,845	—	16,845
	USD 16,997,577	PLN 63,831,000	JPMorgan Chase Bank N.A.	7/30/2015	33,807	—	33,807
	USD 3,510,688	SGD 4,726,000	HSBC Bank USA	7/24/2015	2,933	—	2,933
					$11,051,748	($4,415,754)	$6,635,994

High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended June 30, 2015, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $5.1 million to $7.1 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Yield Trust
	CAD 2,322,428	USD 1,913,007	Citibank N.A. London	8/13/2015	—	($54,601)	($54,601)
	EUR 100,000	USD 112,490	UBS AG London	8/13/2015	—	(943)	(943)
	USD 1,102,284	EUR 977,098	Citibank N.A. London	8/13/2015	$12,358	—	12,358
	USD 1,986,365	EUR 1,744,024	UBS AG London	8/13/2015	40,953	—	40,953
					$53,311	($55,544)	($2,233)

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $12.4 million to $15.2 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investment Quality Bond Trust
	BRL 625,000	USD 199,808	UBS AG	7/2/2015	$1,215	—	$1,215
	EUR 45,000	USD 50,379	State Street Bank and Trust Company	7/31/2015	—	($192)	(192)
	EUR 2,000	USD 2,251	JPMorgan Chase Bank N.A.	9/16/2015	—	(19)	(19)
	EUR 170,000	USD 191,033	Commonwealth Bank of Australia Sydney	9/18/2015	—	(1,301)	(1,301)
	KES 7,855,000	USD 80,112	JPMorgan Chase Bank N.A.	7/13/2015	—	(1,185)	(1,185)
	KES 19,583,000	USD 199,827	Standard Chartered Bank	7/13/2015	—	(3,057)	(3,057)
	MXN 9,260,000	USD 600,207	Deutsche Bank AG London	9/17/2015	—	(14,223)	(14,223)
	MYR 370,000	USD 97,638	Deutsche Bank AG London	9/17/2015	—	(142)	(142)
	MYR 380,000	USD 100,737	HSBC Bank USA	9/17/2015	—	(606)	(606)
	MYR 560,000	USD 148,384	JPMorgan Chase Bank N.A.	9/17/2015	—	(822)	(822)
	NGN 29,556,000	USD 145,698	JPMorgan Chase Bank N.A.	7/15/2015	2,393	—	2,393
	NGN 61,131,000	USD 336,810	BNP Paribas SA	10/8/2015	—	(38,959)	(38,959)
	PLN 745,000	USD 202,374	BNP Paribas SA	9/17/2015	—	(4,643)	(4,643)
	PLN 355,000	USD 96,026	JPMorgan Chase Bank N.A.	9/17/2015	—	(1,805)	(1,805)
	RSD 20,000,000	USD 201,552	Citibank N.A.	9/18/2015	—	(17,546)	(17,546)
	RUB 8,580,000	USD 156,712	JPMorgan Chase Bank N.A.	7/17/2015	—	(2,104)	(2,104)
	TRY 240,000	USD 86,688	Goldman Sachs International	7/20/2015	2,370	—	2,370
	TRY 780,000	USD 280,796	Barclays Bank PLC Wholesale	9/16/2015	3,969	—	3,969
	USD 195,548	BRL 625,000	State Street Bank and Trust Company	7/2/2015	—	(5,475)	(5,475)
	USD 201,444	BRL 625,000	UBS AG	7/2/2015	421	—	421
	USD 97,334	CLP 61,400,000	Standard Chartered Bank	9/16/2015	1,963	—	1,963
	USD 96,460	CLP 61,400,000	State Street Bank and Trust Company	9/16/2015	1,090	—	1,090
	USD 79,663	COP 204,300,000	Standard Chartered Bank	9/16/2015	1,888	—	1,888
	USD 211,358	CZK 5,110,000	Citibank N.A.	9/16/2015	2,231	—	2,231
	USD 3,606,866	EUR 3,216,000	Citibank N.A.	7/31/2015	20,166	—	20,166
	USD 54,021	EUR 48,000	JPMorgan Chase Bank N.A.	9/16/2015	452	—	452
	USD 219,886	EUR 170,000	Citibank N.A.	9/18/2015	30,155	—	30,155
	USD 392,401	EUR 365,000	Bank of America, N.A.	3/15/2017	—	(22,080)	(22,080)
	USD 1,042,024	GBP 663,000	HSBC Bank USA	7/31/2015	491	—	491
	USD 423,266	GBP 274,000	Bank of America, N.A.	9/16/2015	—	(7,021)	(7,021)
	USD 97,380	GHS 446,000	Deutsche Bank AG London	9/18/2015	129	—	129
	USD 79,521	GHS 365,000	JPMorgan Chase Bank N.A.	9/18/2015	—	(68)	(68)
	USD 101,157	IDR 1,387,877,000	Barclays Bank PLC Wholesale	9/16/2015	—	(1,239)	(1,239)
	USD 93,773	IDR 1,280,470,000	Goldman Sachs International	9/16/2015	—	(699)	(699)
	USD 138,632	IDR 1,894,686,000	JPMorgan Chase Bank N.A.	9/16/2015	—	(1,156)	(1,156)
	USD 84,517	IDR 1,220,000,000	Barclays Bank PLC Wholesale	5/18/2016	—	(913)	(913)
	USD 103,903	IDR 1,504,000,000	JPMorgan Chase Bank N.A.	5/18/2016	—	(1,413)	(1,413)
	USD 209,233	MXN 3,230,000	HSBC Bank USA	9/17/2015	4,835	—	4,835
	USD 1,716,217	MXN 26,797,000	Royal Bank of Canada	9/17/2015	20,471	—	20,471
	USD 277,357	NGN 61,131,000	Citibank N.A.	10/8/2015	—	(20,495)	(20,495)
	USD 153,571	RUB 8,580,000	JPMorgan Chase Bank N.A.	7/17/2015	—	(1,037)	(1,037)
	USD 85,620	TRY 240,000	Goldman Sachs International	7/20/2015	—	(3,438)	(3,438)
	USD 300,851	UYU 8,305,000	HSBC Bank USA	9/16/2015	—	(54)	(54)
	USD 876,785	ZAR 11,019,000	Citibank N.A.	9/16/2015	—	(17,045)	(17,045)
	UYU 8,305,000	USD 303,568	HSBC Bank USA	9/16/2015	—	(2,662)	(2,662)
	ZAR 4,070,000	USD 324,130	HSBC Bank USA	9/16/2015	6,017	—	6,017
					$100,256	($171,399)	($71,143)

New Income Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. During the six months ended June 30, 2015, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $58.0 million to $109.5 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New Income Trust
	EUR 3,900,000	USD 4,355,812	Westpac Banking Corporation	7/1/2015	—	($7,899)	($7,899)
	INR 271,790,000	USD 4,178,813	Bank of America, N.A.	8/10/2015	$56,947	—	56,947
	MXN 56,750,000	USD 3,678,615	Royal Bank of Scotland PLC	8/10/2015	—	(77,941)	(77,941)
	SGD 3,250,000	USD 2,437,561	Bank of America, N.A.	7/21/2015	—	(25,221)	(25,221)
	SGD 2,375,000	USD 1,787,192	Standard Chartered Bank	7/21/2015	—	(24,329)	(24,329)
	USD 6,100,645	AUD 7,990,000	Citibank N.A. London	9/9/2015	—	(41,032)	(41,032)
	USD 6,638,041	BRL 20,870,000	Morgan Stanley and Company International PLC	9/2/2015	73,703	—	73,703
	USD 2,049,089	CAD 2,530,000	Royal Bank of Canada (UK)	9/24/2015	25,724	—	25,724
	USD 4,223,388	EUR 3,900,000	Deutsche Bank AG London	7/1/2015	—	(124,525)	(124,525)
	USD 2,208,961	EUR 1,960,000	Bank of America, N.A.	9/16/2015	21,536	—	21,536
	USD 4,372,526	EUR 3,910,000	Westpac Banking Corporation	9/30/2015	7,924	—	7,924
	USD 2,115,283	JPY 253,290,000	Morgan Stanley and Company International PLC	7/24/2015	45,129	—	45,129

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New Income Trust (continued)
	USD 1,062,754	MXN 16,075,000	Bank of America, N.A.	8/10/2015	$42,827	—	$42,827
	USD 2,630,422	MXN 40,675,000	Citibank N.A. London	8/10/2015	49,674	—	49,674
	USD 753,832	MXN 11,410,000	Bank of America, N.A.	8/19/2015	30,346	—	30,346
	USD 2,791,398	MXN 43,550,000	JPMorgan Chase Bank N.A. London	9/29/2015	37,749	—	37,749
	USD 4,162,289	SGD 5,625,000	JPMorgan Chase Bank N.A. London	7/21/2015	—	($12,915)	(12,915)
	USD 2,419,665	ZAR 30,805,000	Barclays Bank PLC Wholesale	9/10/2015	—	(81,780)	(81,780)
					$391,559	($395,642)	($4,083)

Real Return Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2015, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $45.9 million to $66.6 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Return Bond Trust
	AUD 287,000	USD 222,363	Citibank N.A.	7/2/2015	—	($928)	($928)
	AUD 143,000	USD 110,864	HSBC Bank USA	7/2/2015	—	(532)	(532)
	BRL 150,748	USD 48,588	Bank of America, N.A.	7/2/2015	—	(102)	(102)
	BRL 3,970,740	USD 1,277,569	BNP Paribas SA	7/2/2015	—	(435)	(435)
	BRL 189,270	USD 60,000	Citibank N.A.	7/2/2015	$876	—	876
	BRL 4,854,770	USD 1,591,137	Deutsche Bank AG London	7/2/2015	—	(29,665)	(29,665)
	BRL 788,992	USD 253,366	Goldman Sachs Bank USA	7/2/2015	403	—	403
	BRL 3,482,924	USD 1,109,565	BNP Paribas SA	8/4/2015	—	(2,230)	(2,230)
	EUR 587,000	USD 664,976	Citibank N.A.	7/2/2015	—	(10,558)	(10,558)
	EUR 470,000	USD 517,219	JPMorgan Chase Bank N.A.	7/2/2015	6,760	—	6,760
	EUR 9,607,000	USD 10,750,904	Morgan Stanley Bank, N.A.	7/2/2015	—	(40,544)	(40,544)
	EUR 490,000	USD 553,798	UBS AG	7/2/2015	—	(7,522)	(7,522)
	GBP 3,086,000	USD 4,857,700	JPMorgan Chase Bank N.A.	7/2/2015	—	(8,823)	(8,823)
	INR 34,213,849	USD 539,183	Barclays Capital	7/24/2015	—	(4,203)	(4,203)
	INR 27,299,535	USD 423,281	JPMorgan Chase Bank	7/24/2015	3,584	—	3,584
	INR 48,969,174	USD 754,300	Goldman Sachs Bank USA	8/24/2015	6,779	—	6,779
	JPY 78,900,000	USD 636,592	BNP Paribas SA	7/2/2015	8,095	—	8,095
	PLN 572,286	USD 152,394	JPMorgan Chase Bank N.A.	7/30/2015	—	(303)	(303)
	USD 436,836	AUD 573,000	Citibank N.A.	7/2/2015	—	(5,262)	(5,262)
	USD 49,000	BRL 150,748	Bank of America, N.A.	7/2/2015	514	—	514
	USD 1,282,076	BRL 3,970,740	BNP Paribas SA	7/2/2015	4,942	—	4,942
	USD 61,004	BRL 189,270	Citibank N.A.	7/2/2015	128	—	128
	USD 1,568,520	BRL 4,854,769	Deutsche Bank AG London	7/2/2015	7,049	—	7,049
	USD 256,000	BRL 788,992	Goldman Sachs Bank USA	7/2/2015	2,231	—	2,231
	USD 1,400,000	BRL 4,527,160	JPMorgan Chase Bank N.A.	4/4/2016	72,037	—	72,037
	USD 365,147	EUR 333,000	Citibank N.A.	7/2/2015	—	(6,098)	(6,098)
	USD 137,401	EUR 121,000	JPMorgan Chase Bank N.A.	7/2/2015	2,504	—	2,504
	USD 11,670,918	EUR 10,700,000	UBS AG	7/2/2015	—	(257,974)	(257,974)
	USD 643,818	EUR 575,000	Goldman Sachs Bank USA	8/4/2015	2,505	—	2,505
	USD 10,755,406	EUR 9,607,000	Morgan Stanley Bank, N.A.	8/4/2015	40,470	—	40,470
	USD 134,441	EUR 120,000	UBS AG	8/4/2015	602	—	602
	USD 4,741,330	GBP 3,086,000	HSBC Bank USA	7/2/2015	—	(107,547)	(107,547)
	USD 4,741,314	GBP 3,013,000	JPMorgan Chase Bank N.A.	8/4/2015	8,198	—	8,198
	USD 638,108	JPY 78,900,000	Bank of America, N.A.	7/2/2015	—	(6,579)	(6,579)
	USD 636,804	JPY 78,900,000	BNP Paribas SA	8/4/2015	—	(8,135)	(8,135)
	USD 322,002	KRW 348,728,000	Deutsche Bank AG London	7/24/2015	9,522	—	9,522
	USD 166,066	MXN 2,575,187	BNP Paribas SA	7/7/2015	2,282	—	2,282
	USD 15,622	MXN 241,000	Citibank N.A.	7/7/2015	294	—	294
	USD 971,371	MXN 14,908,563	Credit Suisse International	7/7/2015	23,174	—	23,174
	USD 15,891	MXN 248,000	UBS AG	7/7/2015	118	—	118
	USD 362,893	MXN 5,609,970	Nomura Global Financial	7/7/2015	6,095	—	6,095
	USD 155,253	MXN 2,454,331	Citibank N.A.	9/30/2015	77	—	77
	USD 476,423	NZD 671,000	Goldman Sachs Bank USA	7/2/2015	21,720	—	21,720
	USD 86,996	PLN 332,864	Barclays Capital	7/30/2015	—	(1,466)	(1,466)
					$230,959	($498,906)	($267,947)

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, and enhance potential gain/income. During the six months ended June 30, 2015, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $330.6 million to $558.9 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2015.

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Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust
	AUD 8,860,000	JPY 831,967,290	State Street Bank and Trust Company	7/30/2015	$25,249	—	$25,249
	AUD 4,395,000	USD 3,375,272	Morgan Stanley & Company, Inc.	7/30/2015	10,494	—	10,494
	AUD 4,400,000	USD 3,377,000	Royal Bank of Scotland PLC	7/30/2015	12,618	—	12,618
	AUD 4,395,000	USD 3,387,908	State Street Bank and Trust Company	7/30/2015	—	($2,142)	(2,142)
	CAD 18,330,000	MXN 226,628,994	Royal Bank of Canada	7/30/2015	280,142	—	280,142
	CAD 5,590,431	NZD 6,300,000	Australia and New Zealand Banking Group	7/30/2015	215,595	—	215,595
	CAD 7,244,119	NZD 8,250,000	Canadian Imperial Bank of Commerce	7/30/2015	220,953	—	220,953
	CAD 1,083,118	NZD 1,195,000	JPMorgan Chase Bank N.A.	7/30/2015	59,071	—	59,071
	CAD 14,578,956	NZD 16,395,000	Royal Bank of Canada	7/30/2015	585,491	—	585,491
	CAD 1,517,638	NZD 1,715,000	U.S. Bank	7/30/2015	55,327	—	55,327
	CAD 8,000,000	SGD 8,681,568	Standard Chartered Bank	7/30/2015	—	(40,261)	(40,261)
	CAD 36,811,713	USD 29,670,000	Bank of Montreal	7/30/2015	—	(207,692)	(207,692)
	CAD 18,865,184	USD 15,347,519	Bank of Nova Scotia	7/30/2015	—	(248,741)	(248,741)
	CAD 10,966,462	USD 8,935,000	Deutsche Bank AG London	7/30/2015	—	(157,977)	(157,977)
	CAD 19,119,757	USD 15,535,000	Royal Bank of Canada	7/30/2015	—	(232,475)	(232,475)
	CAD 453,702	USD 369,545	Toronto Dominion Bank	7/30/2015	—	(6,424)	(6,424)
	CAD 5,563,479	USD 4,450,000	U.S. Bank	7/30/2015	2,738	—	2,738
	EUR 2,000,000	GBP 1,477,620	JPMorgan Chase Bank N.A.	7/30/2015	—	(90,762)	(90,762)
	EUR 6,585,000	JPY 902,704,725	Citibank N.A.	7/30/2015	—	(34,447)	(34,447)
	EUR 7,905,000	USD 8,846,422	Goldman Sachs Bank USA	7/30/2015	—	(30,343)	(30,343)
	EUR 12,210,000	USD 13,752,165	State Street Bank and Trust Company	7/30/2015	—	(134,920)	(134,920)
	EUR 1,335,000	USD 1,512,288	U.S. Bank	7/30/2015	—	(23,424)	(23,424)
	GBP 1,785,418	EUR 2,385,000	HSBC Bank USA	7/30/2015	144,926	—	144,926
	GBP 3,300,000	SGD 6,693,753	HSBC Bank USA	7/30/2015	216,335	—	216,335
	GBP 2,500,000	USD 3,812,815	Deutsche Bank AG London	7/30/2015	114,564	—	114,564
	JPY 894,122,933	EUR 6,585,000	Citibank N.A.	7/30/2015	—	(35,698)	(35,698)
	JPY 541,427,600	USD 4,395,000	Citibank N.A.	7/30/2015	30,439	—	30,439
	JPY 538,857,135	USD 4,390,000	Goldman Sachs Bank USA	7/30/2015	14,429	—	14,429
	JPY 829,884,106	USD 6,745,000	State Street Bank and Trust Company	7/30/2015	38,181	—	38,181
	MXN 221,035,580	USD 14,310,678	Bank of Montreal	7/30/2015	—	(275,547)	(275,547)
	NZD 5,250,000	USD 3,654,998	Australia and New Zealand Banking Group	7/30/2015	—	(106,069)	(106,069)
	SEK 1,300,000	USD 158,169	Deutsche Bank AG London	7/30/2015	—	(1,264)	(1,264)
	USD 32,015,390	AUD 40,449,009	Australia and New Zealand Banking Group	7/30/2015	854,784	—	854,784
	USD 246,959	AUD 321,700	Bank of Montreal	7/30/2015	—	(868)	(868)
	USD 3,389,864	AUD 4,395,000	Morgan Stanley & Company, Inc.	7/30/2015	4,098	—	4,098
	USD 3,396,448	AUD 4,400,000	Royal Bank of Scotland PLC	7/30/2015	6,830	—	6,830
	USD 10,173,025	AUD 13,255,000	State Street Bank and Trust Company	7/30/2015	—	(38,199)	(38,199)
	USD 18,890,000	CAD 23,504,091	Bank of Montreal	7/30/2015	78,468	—	78,468
	USD 8,935,000	CAD 10,909,188	Deutsche Bank AG London	7/30/2015	203,816	—	203,816
	USD 22,200,000	CAD 27,172,587	Royal Bank of Canada	7/30/2015	452,382	—	452,382
	USD 105,691,084	CAD 127,579,179	Toronto Dominion Bank	7/30/2015	3,582,907	—	3,582,907
	USD 4,450,000	CAD 5,542,097	U.S. Bank	7/30/2015	14,375	—	14,375
	USD 13,165,628	EUR 11,775,000	Citibank N.A.	7/30/2015	33,517	—	33,517
	USD 3,149,022	EUR 2,850,000	Deutsche Bank AG London	7/30/2015	—	(29,451)	(29,451)
	USD 8,862,833	EUR 7,905,000	Goldman Sachs Bank USA	7/30/2015	46,754	—	46,754
	USD 12,795,685	EUR 11,520,000	State Street Bank and Trust Company	7/30/2015	—	(52,037)	(52,037)
	USD 1,454,389	EUR 1,335,000	U.S. Bank	7/30/2015	—	(34,474)	(34,474)
	USD 12,264,964	GBP 8,076,122	HSBC Bank USA	7/30/2015	—	(422,232)	(422,232)
	USD 457,194	GBP 300,000	State Street Bank and Trust Company	7/30/2015	—	(14,091)	(14,091)
	USD 4,395,000	JPY 537,653,535	Citibank N.A.	7/30/2015	409	—	409
	USD 4,390,000	JPY 537,213,080	Goldman Sachs Bank USA	7/30/2015	—	(991)	(991)
	USD 743,816	NOK 5,500,000	Bank of Montreal	7/30/2015	42,778	—	42,778
	USD 847,907	NOK 6,400,000	Deutsche Bank AG London	7/30/2015	32,153	—	32,153
	USD 9,118,202	NOK 69,111,415	J. Aron & Company	7/30/2015	309,153	—	309,153
	USD 1,507,034	NZD 2,159,074	Bank of Montreal	7/30/2015	47,529	—	47,529
	USD 528,113	NZD 772,433	Standard Chartered Bank	7/30/2015	5,958	—	5,958
	USD 8,458,553	NZD 11,362,614	Toronto Dominion Bank	7/30/2015	777,580	—	777,580
	USD 10,633,615	SEK 88,562,064	Citibank N.A.	7/30/2015	—	(55,476)	(55,476)
	USD 5,122,554	SGD 6,835,536	Bank of Montreal	7/30/2015	49,524	—	49,524
					$8,569,567	($2,276,005)	$6,293,562

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

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When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If the portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

The following table summarizes the range of market values of purchased options held by the portfolios during the six months ended June 30, 2015. In addition, the table details how the portfolios used purchased options during the six months ended June 30, 2015.

Portfolio	Market Value Range	Reason for purchasing options
Global Bond Trust	$61.3 thousand to $365.8 thousand
To manage duration of the portfolio, manage against anticipated interest rate changes and currency exchange rates, to maintain diversity and liquidity of the portfolio and gain exposure to foreign currency.

Investment Quality Bond Trust	$1.0 thousand to $2.0 thousand	To manage against currency exchange rates.
Real Return Bond Trust	$118.0 thousand to $193.6 thousand	To manage duration of the portfolio, manage against anticipated interest rate changes and to maintain diversity and liquidity of the portfolio.
Strategic Income Opportunites Trust	$976.8 thousand to $2.1 million	To manage against anticipated currency exchange rates.

The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used written options during the six months ended June 30, 2015.

	Number of Contracts/ Notional Amount	Premiums Received
Global Bond Trust
Outstanding, beginning of period	115,900,000	$2,617,351
Options written	204,211,081	1,390,364
Option closed	(114,600,000)	(1,827,301)
Options exercised	(3,900,224)	(144,079)
Options expired	(76,320,647)	(474,862)
Outstanding, end of period	125,290,210	$1,561,473

Real Return Bond Trust
Outstanding, beginning of period	19,370,000	$246,267
Options written	36,755,057	305,989
Option closed	(7,800,000)	(108,590)
Options exercised	(3,250,018)	(22,016)
Options expired	(11,737,039)	(95,691)
Outstanding, end of period	33,338,000	$325,959

Options on Exchange-Traded Future Contracts

Global Bond Trust

The portfolio used written options to manage against duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	CALLS
	Euro BUND	157.50	Aug 2015	EUR 64	$23,485	($20,692)
					$23,485	($20,692)

	PUTS
	Euro BUND	147.00	Aug 2015	EUR 64	$44,154	($27,113)
	Euro BUND	148.00	Jul 2015	EUR 82	38,317	(24,682)
					$82,471	($51,795)

Foreign Currency Options (OTC)

Global Bond Trust

The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	U.S. Dollar versus Chinese Yuan Renminbi	HSBC Bank USA	6.60	Feb 2016	USD	2,200,000	$24,690	($1,900)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	125.00	Aug 2015	USD	5,200,000	31,928	(27,680)
	U.S. Dollar versus Chinese Yuan Renminbi	JPMorgan Chase Bank N.A.	6.60	Feb 2016	USD	1,790,000	20,406	(1,547)
							$77,024	($31,127)

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Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust (continued)	PUTS
	U.S. Dollar versus Japanese Yen	BNP Paribas	117.00	Jul 2015	USD	4,200,000	$24,303	($20)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	3.09	Jul 2015	USD	1,800,000	13,320	(17,815)
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	3.09	Jul 2015	USD	1,800,000	13,518	(17,815)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	3.03	Jul 2015	USD	2,000,000	11,800	(8,278)
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	3.05	Jul 2015	USD	1,800,000	11,322	(10,044)
	U.S. Dollar versus Japanese Yen	HSBC Bank USA	118.10	Jul 2015	USD	10,300,000	75,800	(8,930)
							150,063	($62,902)

Real Return Bond Trust

The portfolio used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Portflio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	CALLS
	Euro versus U.S. Dollar	BNP Paribas	1.15	Jul 2015	EUR	390,000	$1,545	($23)
	Euro versus U.S. Dollar	UBS AG	1.15	Jul 2015	EUR	380,000	2,174	(22)
	Euro versus U.S. Dollar	Barclays Bank	1.15	Jul 2015	EUR	140,000	1,098	(303)
	Euro versus U.S. Dollar	BNP Paribas	1.17	Jul 2015	EUR	714,000	3,956	(682)
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	2.68	Jul 2015	USD	270,000	6,434	(37,433)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	700,000	29,590	(11,703)
							$44,797	($50,166)
	PUTS
	Euro versus U.S. Dollar	BNP Paribas	1.11	Jul 2015	EUR	714,000	$3,593	($8,753)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	2.95	Jul 2015	USD	630,000	4,845	(138)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	2.85	Jul 2015	USD	700,000	$5,005	($12)
							$13,443	($8,903)

Strategic Income Opportunities Trust

The portfolio used written options to manage against anticipated changes in currency exchange rates. At June 30, 2015, the fund held no written options.

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	9,500,000	$34,835	($3,688)
	10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	6-Month GBP LIBOR	Receive	1.40%	Jul 2015	GBP	2,600,000	15,046	(59)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets	6-Month GBP LIBOR	Receive	1.40%	Jul 2015	GBP	2,600,000	21,619	(2)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets	6-Month EURIBOR	Receive	0.75%	Sep 2015	EUR	2,100,000	56,444	(2,263)
									$127,944	($6,012)
	PUTS
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	$284,623	($14,351)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	570,000	(28,512)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	9,500,000	82,685	(359,443)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets	6-Month GBP LIBOR	Receive	1.75%	Jul 2015	GBP	10,900,000	43,267	(28,598)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets	6-Month GBP LIBOR	Receive	2.20%	Jul 2015	GBP	2,600,000	13,264	(27,521)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets	6-Month GBP LIBOR	Receive	2.20%	Jul 2015	GBP	2,600,000	8,107	(18,197)
	10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	6-Month GBP LIBOR	Receive	2.20%	Jul 2015	GBP	2,600,000	11,869	(15,549)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets	6-Month EURIBOR	Receive	1.30%	Sep 2015	EUR	2,100,000	60,871	(259,169)
									$1,074,686	($751,340)

Real Return Bond Trust

The portfolio used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes, and maintain diversity and liquidity of the portfolio.

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Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	CALLS
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	1,500,000	$1,500	($816)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	1,500,000	900	(365)
	5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD LIBOR	Receive	2.91%	Sep 2015	USD	1,400,000	4,298	(4,298)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.91%	Sep 2015	USD	2,300,000	8,925	(7,482)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.35%	Sep 2015	USD	1,600,000	10,400	(14,446)
	10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	6-Month GBP LIBOR	Receive	1.90%	Sep 2015	GBP	300,000	2,976	(2,641)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	1.75%	Aug 2015	GBP	300,000	2,587	(911)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.05%	Jul 2015	USD	1,200,000	5,460	(134)
	30-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.37%	Aug 2015	USD	600,000	9,840	(696)
	30-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Aug 2015	USD	300,000	4,800	(705)
									$51,686	($32,494)
	PUTS
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.500%	Dec 2017	USD	4,200,000	$140,000	($140,155)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.950%	Jul 2015	USD	3,000,000	10,140	(3,355)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.850%	Sep 2015	USD	1,600,000	13,760	(10,213)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	2.400%	Aug 2015	GBP	300,000	2,587	(2,092)
									$166,487	($155,815)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

Real Return Bond Trust

The portfolio used credit default swaptions to take a long position in the exposure of the benchmark credit.

Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	PUTS
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN23	Sell	0.90%	Aug 2015	EUR	500,000	$1,179	($1,236)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN23	Sell	0.85%	Aug 2015	EUR	200,000	376	(620)
	5-Year Credit Default Swap	Barclays Bank	ITRAXX.MAIN23	Sell	0.85%	Aug 2015	EUR	200,000	424	(620)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN23	Sell	0.85%	Aug 2015	EUR	300,000	601	(930)
	5-Year Credit Default Swap	Credit Suisse International	ITRAXX.MAIN23	Sell	0.85%	Aug 2015	EUR	100,000	206	(310)
	5-Year Credit Default Swap	Barclays Bank	ITRAXX.MAIN23	Sell	0.90%	Sep 2015	EUR	400,000	856	(1,355)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN23	Sell	0.90%	Sep 2015	EUR	1,700,000	3,476	(5,760)
	5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	ITRAXX.MAIN23	Sell	0.90%	Sep 2015	EUR	200,000	430	(678)
									$7,548	($11,509)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust

The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($1,365)
								$25,800	($1,365)

Real Return Bond Trust

The portfolio used inflation floors to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	$23,160	($1,573)
	Floor- OTC CPURNSA Index	Citibank N.A.	219.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(136)

70

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust (continued)	Floor- OTC YOY CPURNSA Index	BNP Paribas	236.293	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2018	USD	100,000	$860	($512)
	Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank N.A.	234.812	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD	900,000	10,170	(9,843)
								$36,770	($12,064)

Inflation caps

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation rates exceed a specified rate (based on the Consumer Price Index or other designated measure), or “cap”.

Real Return Bond Trust

The portfolio used inflation caps to manage duration of the portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Capital Markets, L.P.	117.200	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Jun 2035	EUR	$300,000	—	($15,305)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Jun 2016	USD	200,000	$168	(90)
	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	233.916	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2024	USD	600,000	4,365	(1,907)
	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	234.781	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	May 2024	USD	100,000	695	(329)
								$5,228	($17,631)

The following are abbreviations for the tables above:

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
HICP Ex Tob	Harmonized Index of Consumer Prices excluding Tobacco
YOY	Year over Year

Swaps.  Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at June 30, 2015, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used interest rate swap contracts during the six months ended June 30, 2015.

Global Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six-months ended June 30, 2015, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $533.6 million to $843.2 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	JPMorgan Chase Bank N.A.	12,646,650	BRL	$5,190,967	BRL-CDI	Fixed 11.320%	Jan 2016	($1,972)	($29,975)	($31,947)

Exchanged Cleared Swaps
		2,600,000	AUD	2,105,089	AUD-BBR-BBSW	Fixed 3000.%	Jun 2020	32,373	(10,343)	22,030
		60,500,000	EUR	63,930,519	Fixed .150%	EUR-EURIBOR-Reuters	Sep 2017	(47,241)	49,447	2,206
		200,000	EUR	211,490	EUR-EURIBOR-Reuters	Fixed 0.350%	Sep 2020	164	(2,406)	(2,242)

71

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Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust (continued)
Exchanged Cleared Swaps
		5,800,000	EUR	$6,355,872	EUR-EURIBOR-Reuters	Fixed 0.750%	Sep 2025	$43,203	$235,470	$278,673
		2,400,000	EUR	2,709,960	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(303,375)	201,335	(102,040)
		17,350,000	EUR	19,284,020	Fixed 1.500%	EUR-EURIBOR-Reuters	Mar 2046	(636,456)	1,753,724	1,117,268
		8,600,000	GBP	12,755,083	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(90,164)	11,218	(78,946)
		7,400,000	GBP	11,074,098	GBP-LIBOR-BBA	Fixed 1.500%	Sep 2020	(5,526)	(143,689)	(149,215)
		2,300,000	GBP	3,820,071	Fixed 3.000%	GBP-LIBOR-BBA	Jan 2021	(91,788)	(434,474)	(526,262)
		36,600,000	GBP	56,706,228	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	1,170,336	(244,289)	926,047
		2,100,000	GBP	3,312,016	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2045	294,873	(39,773)	255,100
		6,770,000,000	JPY	56,690,097	Fixed 5.000%	JPY-LIBOR-BBA	Sep 2021	(667,836)	156,896	(510,940)
		5,380,000,000	JPY	52,544,149	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	287,349	2,267,317	2,554,666
		410,000,000	JPY	3,469,290	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	68,770	(68,314)	456
		60,000,000	JPY	511,531	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	(21,513)	18,297	(3,216)
		190,300,000	MXN	13,486,172	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	26,169	25,066	51,235
		98,700,000	MXN	6,424,464	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	31,662	49,737	81,399
		10,000,000	MXN	770,342	MXN-TIIE-Banxico	Fixed 5.640%	Jun 2021	—	119	119
		27,200,000	MXN	2,106,935	MXN-TIIE-Banxico	Fixed 5.630%	Jul 2021	1,018	(4,574)	(3,556)
		12,000,000	MXN	858,222	MXN-TIIE-Banxico	Fixed 6.985%	May 2034	29,699	(26,894)	2,805
		1,400,000	SEK	171,033	SEK-STIBOR-SIDE	Fixed 1.020%	Jan 2025	—	(7,486)	(7,486)
		3,000,000	SEK	366,499	SEK-STIBOR-SIDE	Fixed 1.030%	Jan 2025	—	(15,629)	(15,629)
		1,700,000	SEK	207,683	SEK-STIBOR-SIDE	Fixed 1.010%	Jan 2025	—	(9,285)	(9,285)
		4,000,000	SEK	485,971	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	—	(18,630)	(18,630)
		3,400,000	SEK	413,075	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	—	(16,030)	(16,030)
		30,200,000	USD	30,200,000	Fixed 1.250%	USD-LIBOR-BBA	Dec 2016	(110,089)	(10,648)	(120,737)
		239,400,000	USD	239,400,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	27,992	(348,956)	(320,964)
		9,800,000	USD	9,800,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	43,629	170,840	214,469
		83,200,000	USD	83,200,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	693,031	(237,850)	455,181
		53,800,000	USD	53,800,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	680,195	(157,797)	522,398
				$742,360,876				$1,454,503	$3,112,424	$4,566,927

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage duration of the portfolio and manage against anticipated interest rate changes. During the six months ended June 30, 2015, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $7.2 million to $23.0 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund/Portfolio	Payments Received by Fund/Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	JPMorgan Chase Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($991,054)	($991,054)
	JPMorgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	(202,156)	(202,156)
Exchange Cleared Swaps
		515,000	USD	515,000	Fixed 3.465%	USD-LIBOR-BBA	Jun 2035	—	(3,290)	(3,290)
		815,000	USD	815,000	USD-LIBOR-BBA	Fixed 3.36%	Jun 2025	—	4,366	4,366
				$8,530,000				—	($1,192,134)	($1,192,134)

Real Return Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $15.4 million to $41.6 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Bank of America N.A.	192,112	BRL	$97,072	BRL-CDI	Fixed 13.030%	Jan 2018	($422)	$406	($16)
	Barclays Capital	1,280,749	BRL	655,093	BRL-CDI	Fixed 13.030%	Jan 2018	(251)	144	(107)
	BNP Paribas	640,374	BRL	322,581	BRL-CDI	Fixed 13.030%	Jan 2018	607	(660)	(53)
	Deutsches Bank AG	2,241,310	BRL	1,141,308	BRL-CDI	Fixed 13.030%	Jan 2018	(1,597)	1,409	(188)
	HSBC Banks	327,190	BRL	174,034	BRL-CDI	Fixed 12.360%	Jan 2018	(1,458)	(624)	(2,082)
	HSBC Banks	1,280,749	BRL	643,811	BRL-CDI	Fixed 13.030%	Jan 2018	(2,106)	1,999	(107)
	HSBC Banks	2,736,876	BRL	1,395,809	BRL-CDI	Fixed 13.2195%	Jan 2018	—	1,603	1,603
	JPMorgan Chase Bank, N.A.	1,664,973	BRL	841,424	BRL-CDI	Fixed 13.030%	Jan 2018	(3,368)	3,229	(139)
	UBS AG	523,503	BRL	278,697	BRL-CDI	Fixed 12.360%	Jan 2018	(2,227)	(1,104)	(3,331)
Exchange Cleared Swaps
		22,600,000	MXN	5,300,000	Fixed 4.035%	MXN-TIIE-Banxico	Feb 2017	4,261	(5,294)	(1,033)
		5,300,000	USD	7,000,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	81	(7,186)	(7,105)
		6,800,000	GBP	10,025,920	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(67,166)	4,744	(62,422)
		4,300,000	USD	1,800,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2017	(17,406)	(4,599)	(22,005)
		25,600,000	MXN	1,503,744	MXN-TIIE-Banxico	Fixed 5.675%	Nov 2021	37,484	(46,706)	(9,222)

72

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Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust (continued)
Exchange Cleared Swaps
		2,400,000	EUR	$4,300,000	Fixed 0.750%	EUR-EURIBOR-Reuters	Sep 2025	($31,026)	$146,340	$115,314
		700,000	GBP	1,746,070	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	(31,484)	49,195	17,711
		7,000,000	USD	653,312	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	104,774	(36,804)	67,970
		440,000	GBP	2,557,400	Fixed 2.00%	GBP-LIBOR-BBA	Sep 2045	(1,465)	54,914	53,449
		1,800,000	USD	108,665	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	100,301	(6,875)	93,426
		100,000	EUR	1,041,005	EUR-EURIBOR-Reuters	Fixed 1.500%	Mar 2046	19,959	(26,398)	(6,439)
				$41,585,945				$107,491	$127,733	$235,224

The following are abbreviations for the tables above:

BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency Swaps

A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table summarizes the contracts held at June 30, 2015, and the range of notional contracts amounts held by the portfolio during the six months ended June 30, 2015. In addition, the table details how the portfolio used currency swap contracts during the six months ended June 30, 2015.

Global Bond Trust

The portfolio used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held currency swaps with total USD notional amounts ranging from approximately $85.6 million to $107.6 million, as measured at each quarter end.

Portfolio	Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	10,000,000	$11,100,000	$59,421	$100,935	$160,356
	Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.2000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	2,200,000	2,400,200	7,371	109,632	117,003
	Bank of America N.A.	Floating rate equal to 3 Month CHF-LIBOR less 0.2300% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	1,800,000	1,927,195	3,983	(5,747)	(1,764)
	BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	19,900,000	21,730,800	230,207	693,343	923,550
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.2000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	7,290,000	7,946,100	183,622	59,464	243,086
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	22,700,000	25,424,000	211,435	(294,674)	(83,239)
	Credit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.2300% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	1,800,000	1,904,762	2,018	43,049	45,067
	Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.1000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	11,600,000	12,911,960	180,586	(178,150)	2,436
	Goldman Sachs Bank USA	Floating rate equal to 3 Month CHF-LIBOR less 0.2300% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	5,900,000	6,309,053	(15,089)	53,179	38,090

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Portfolio	Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust (continued)
	Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.2000% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	3,300,000	$3,696,000	$23,429	($51,697)	($28,268)
	UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.2300% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	4,400,000	4,693,333	(11,737)	64,071	52,334
							$100,043,403	$875,246	$593,405	$1,468,651

*	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit Default Swaps-Buyer Protection

The following tables summarize the credit default swap contracts held at June 30, 2015, and the range of notional contracts amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used credit default swap contracts as buyer of protection during the six months ended June 30, 2015.

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $14.1 million to $35.1 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	Pay (Receive) Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Computer Sciences Corporation	2,050,000	USD	$2,050,000	(0.970)%	Mar 2018	—	($34,911)	($34,911)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	(38,496)	(38,496)
	Barclays Capital	iTraxx Europe Sub Financials Series 22 Version 1	3,300,000	EUR	3,698,971	(1.000)%	Dec 2019	—	(2,078)	(2,078)
	BNP Paribas	iTraxx Europe Sub Financials Series 23 Version 1	800,000	EUR	$901,640	(1.000)%	Jun 2020	$35,496	(27,988)	7,508
	BNP Paribas	UBS AG	1,800,000	USD	1,800,000	(1.000)%	Mar 2017	195,316	238,702	434,018
	Citibank N.A	UBS AG	1,300,000	USD	1,300,000	(1.000)%	Mar 2017	—	662	662
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	12,809	3,977	16,786
	Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	3,000,000	EUR	3,381,151	(1.000)%	Jun 2020	48,772	14,176	62,948
	Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 22 Version 1	13,100,000	EUR	14,907,149	(1.000)%	Dec 2019	62,346	17,388	79,734
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	4,471	(2,751)	1,720
					$35,138,911			$359,210	$168,681	$527,891

High Yield Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2015, the portfolio held credit defaults swaps with USD notional amounts up to approximately $6.4 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Trust

Exchange Cleared Swaps
		MARKIT CDX.NA.HY.23	5,703,600	EUR	$6,358,656	(0.500)%	Dec 2019	($421,938)	($26,317)	($448,255)
					$6,358,656			($421,938)	($26,317)	($448,255)

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Investment Quality Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a temporary substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amounts ranging to approximately $13.7 million to $36.0 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs International	Brazil Republic	135,000	USD	$135,000	(1.000)%	Dec 2019	$5,234	$2,461	$7,695
	Goldman Sachs International	CDX-EMS22V1-5Y	1,812,000	USD	1,812,000	(1.000)%	Dec 2019	206,028	(10,510)	195,518
	Goldman Sachs International	CDX-EMS22V1-5Y	2,475,000	USD	2,475,000	(1.000)%	Dec 2019	280,328	(13,271)	267,057
	JPMorgan Chase Bank, N.A.	Brazil Republic	65,000	USD	65,000	(1.000)%	Dec 2019	2,956	749	3,705

Exchange Cleared Swaps
		CDX-NAHYS24V1-5Y	9,204,030	USD	9,204,030	(5.000)%	Jun 2020	(645,400)	58,547	(586,853)
					$13,691,030			($150,854)	$37,976	($112,878)

New Income Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amount up to approximately $1.6 million, as measured at each quarter end. At June 30, 2015 there were no credit default swap buy contracts.

Real Return Bond Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amount up to approximately $865,000, as measured at each quarter end. At June 30, 2015 there were no credit default swap buy contracts.

Credit Default Swaps-Seller Protection

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts held at June 30, 2015, and the range of notional contracts amounts held by the portfolios during the six months ended June 30, 2015. In addition, the tables detail how the portfolios used credit default swap contracts as seller of protection during the six months ended June 30, 2015.

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to securities or credit index and as a substitute for securites purchased. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $44.8 million to $64.5 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 6-30-15	Notional Amount	Currency	USD Notional Amount	Pay (Receive) Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	French Republic	0.31%	1,800,000	USD	$1,800,000	0.250%	Mar 2020	($12,807)	$8,238	($4,569)
	Bank of America N.A.	Republic of Italy	1.12%	200,000	USD	200,000	1.000%	Jun 2019	(3,268)	2,370	(898)
	Bank of America N.A.	Republic of Italy	1.17%	400,000	USD	400,000	1.000%	Sep 2019	(1,583)	(1,006)	(2,589)
	Barclays Capital	French Republic	0.31%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(10,645)	6,330	(4,315)
	Barclays Capital	People’s Republic of China	0.66%	600,000	USD	600,000	1.000%	Mar 2019	740	6,730	7,470
	Citibank N.A.	Federative Republic of Brazil	2.20%	700,000	USD	700,000	1.000%	Mar 2019	(21,357)	(8,225)	(29,582)
	Citibank N.A.	French Republic	0.31%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(11,580)	8,027	(3,553)
	Citibank N.A.	French Republic	0.32%	300,000	USD	300,000	0.250%	Jun 2020	(1,733)	683	(1,050)
	Citibank N.A.	Republic of Italy	1.17%	3,200,000	USD	3,200,000	1.000%	Sep 2019	6,368	(27,081)	(20,713)
	Citibank N.A.	Russian Federation	3.33%	4,900,000	USD	4,900,000	1.000%	Dec 2019	(471,739)	9,960	(461,779)
	Deutsche Bank AG	Federative Republic of Brazil	2.20%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(72,020)	(29,405)	(101,425)
	Deutsche Bank AG	People’s Republic of China	0.66%	600,000	USD	600,000	1.000%	Mar 2019	211	7,259	7,470
	Goldman Sachs International	Federative Republic of Brazil	2.20%	600,000	USD	600,000	1.000%	Mar 2019	(19,131)	(6,225)	(25,356)
	Goldman Sachs International	French Republic	0.31%	3,300,000	USD	3,300,000	0.250%	Mar 2020	(22,624)	14,248	(8,376)
	Goldman Sachs International	French Republic	0.32%	700,000	USD	700,000	0.250%	Jun 2020	(3,705)	1,255	(2,450)
	Goldman Sachs International	Hellenic Republic	311.06%	150,000	USD	150,000	1.000%	Sep 2015	(6,340)	(62,368)	(68,708)

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Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 6-30-15	Notional Amount	Currency	USD Notional Amount	Pay (Receive) Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust (continued)
	Goldman Sachs International	Russian Federation	3.33%	700,000	USD	$700,000	1.000%	Dec 2019	($74,859)	$8,891	($65,968)
	Goldman Sachs International	United Mexican States	1.11%	800,000	USD	800,000	1.000%	Sep 2019	5,805	(9,163)	(3,358)
	HSBC Bank USA	Federative Republic of Brazil	2.29%	1,800,000	USD	1,800,000	1.000%	Sep 2019	(42,765)	(48,590)	(91,355)
	HSBC Bank USA	French Republic	0.31%	4,400,000	USD	4,400,000	0.250%	Mar 2020	(37,270)	26,102	(11,168)
	HSBC Bank USA	United Mexican States	1.11%	600,000	USD	600,000	1.000%	Sep 2019	4,232	(6,751)	(2,519)
	JPMorgan Chase Bank N.A.	Federative Republic of Brazil	2.20%	200,000	USD	200,000	1.000%	Mar 2019	(6,141)	(2,311)	(8,452)
	JPMorgan Chase Bank N.A.	French Republic	0.31%	2,500,000	USD	2,500,000	0.250%	Mar 2020	(17,930)	11,585	(6,345)
	JPMorgan Chase Bank N.A.	French Republic	0.32%	600,000	USD	600,000	0.250%	Jun 2020	(3,178)	1,078	(2,100)
	JPMorgan Chase Bank N.A.	People’s Republic of China	0.66%	1,400,000	USD	1,400,000	1.000%	Mar 2019	3,457	13,973	17,430
	JPMorgan Chase Bank N.A.	Russian Federation	3.33%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(128,754)	15,665	(113,089)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	2.20%	4,700,000	USD	4,700,000	1.000%	Mar 2019	(150,321)	(48,303)	(198,624)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	2.29%	1,000,000	USD	1,000,000	1.000%	Sep 2019	(24,181)	(26,572)	(50,753)
	Morgan Stanley Capital Services, Inc.	French Republic	0.31%	1,700,000	USD	1,700,000	0.250%	Mar 2020	(11,194)	6,879	(4,315)
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.66%	200,000	USD	200,000	1.000%	Mar 2019	(140)	2,630	2,490
Exchange Cleared Swaps
		CDX.NA.HY.24	3.55%	9,405,000	USD	9,405,000	5.000%	Jun 2020	655,837	(56,483)	599,354
		iTraxx Europe Senior Financials Series 23 Version 1	0.90%	9,100,000	EUR	10,315,308	1.000%	Jun 2020	95,348	(46,309)	49,039
						$64,470,308			($383,267)	($226,889)	($610,156)

Investment Quality Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a temporary substitute for securities purchased. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $625,000 to $9.5 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 6-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs International	Turkey Republic	2.17%	535,000.00	USD	$535,000	1.00%	Jun 2020	($27,756)	($1,060)	($28,816)
	JPMorgan Chase Bank, N.A.	Malaysia Republic	1.30%	95,000.00	USD	95,000	1.00%	Jun 2020	(1,059)	(253)	(1,312)
Exchange Cleared Swaps
		CDX-NAIGS24V1-5Y	0.70%	5,245,000.00	USD	5,245,000	1.00%	Jun 2020	($86,043)	$10,211	($75,832)
		ITRAXX-EUROPES23V1-5Y	0.75%	2,975,000.00	EUR	3,316,678	1.00%	Jun 2020	64,901	(23,811)	41,090
		ITRAXX-XOVERS23V1-5Y	3.27%	265,000.00	EUR	295,435	5.00%	Jun 2020	26,842	(18,702)	8,140
						$9,487,113			($23,115)	($33,615)	($56,730)

Real Return Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended June 30, 2015, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $700,000 to $2.6 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 6-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Barclays Bank PLC	Republic of Indonesia	1.49%	500,000	USD	$500,000	1.000%	Dec 2019	($11,721)	$1,500	($10,221)
	Bank of America N.A	Republic of Indonesia	1.49%	100,000	USD	100,000	1.000%	Dec 2019	(2,047)	3	(2,044)
	Morgan Stanley Capital Services	JSC “GAZPROM”	3.05%	100,000	USD	100,000	1.000%	Mar 2016	(4,816)	3,369	(1,447)
						$700,000			($18,584)	$4,872	($13,712)

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swaps will break even.

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Global Bond Trust

The portfolio used inflation swaps to take a position on current versus future inflation expectations. During the six months ended June 30, 2015, the portfolio held inflation swaps with total USD notional amounts ranging approximately up to $6.3 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	500,000	GBP	$942,591	UK-RPI	Fixed 3.543%	May 2045	$1,857	$9,953	$11,810
	Citibank N.A.	600,000	GBP	314,690	UK-RPI	Fixed 3.537%	May 2045	5,785	5,949	11,734
	Deutsche Bank AG	700,000	GBP	469,545	UK-RPI	Fixed 3.535%	May 2045	5,340	7,402	12,742
	Goldman Sachs International	600,000	GBP	944,070	UK-RPI	Fixed 3.310%	May 2030	—	(7,027)	(7,027)
	Goldman Sachs International	600,000	GBP	944,070	UK-RPI	Fixed 3.311%	May 2030	—	(6,862)	(6,862)
	Goldman Sachs International	200,000	GBP	786,725	UK-RPI	Fixed 3.495%	May 2045	—	(1,741)	(1,741)
	Goldman Sachs International	500,000	GBP	786,950	UK-RPI	Fixed 3.313%	May 2030	—	(5,513)	(5,513)
	Morgan Stanley Capital Services, Inc.	300,000	GBP	1,099,981	UK-RPI	Fixed 3.503%	May 2045	—	(1,105)	(1,105)
				$6,288,622				$12,982	$1,056	$14,038

Real Return Bond Trust

The portfolio used inflation swaps to take a position on current versus future inflation expectations. During the six months ended June 30, 2015, the portfolio held inflation swaps with total USD notional amounts ranging from approximately $15.6 million to $16.4 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	BNP Paribas SA	300,000	USD	$800,000	Fixed 1.825%	USA-CPI-U	Nov 2016	($61)	($6,618)	($6,679)
	BNP Paribas SA	800,000	USD	4,900,000	Fixed 1.9075%	USA-CPI-U	Apr 2017	—	(23,521)	(23,521)
	BNP Paribas SA	4,900,000	USD	300,000	Fixed 2.250%	USA-CPI-U	Jul 2017	5,157	(262,648)	(257,491)
	BNP Paribas SA	100,000	GBP	153,815	UK RPI All Items NSA	Fixed 3.400%	Jun 2030	470	100	570
	Citibank N.A.	300,000	GBP	448,230	UK RPI All Items NSA	Fixed 3.190%	Apr 2030	—	(11,533)	(11,533)
	Citibank N.A.	100,000	GBP	152,515	UK RPI All Items NSA	Fixed 3.350%	May 2030	—	(72)	(72)
	Citibank N.A.	200,000	GBP	313,940	UK RPI All Items NSA	Fixed 3.430%	Jun 2030	138	2,619	2,757
	Credit Suisse International	100,000	GBP	159,770	UK RPI All Items NSA	Fixed 3.430%	Jun 2030	(68)	1,446	1,378
	Credit Suisse International	100,000	GBP	156,970	UK RPI All Items NSA	Fixed 3.5275%	Sep 2044	(422)	5,862	5,440
	Credit Suisse International	100,000	GBP	161,795	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	1,542	2,039	3,581
	Credit Suisse International	100,000	GBP	160,915	UK RPI All Items NSA	Fixed 3.550%	Nov 2044	384	6,061	6,445
	Deutsche Bank AG	800,000	USD	400,000	Fixed 0.070%	USA-CPI-U	Dec 2015	—	2,768	2,768
	Deutsche Bank AG	500,000	USD	500,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(104)	(11,027)	(11,131)
	Deutsche Bank AG	800,000	USD	800,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	(18,304)	(18,304)
	Deutsche Bank AG	400,000	USD	800,000	Fixed 2.560%	USA-CPI-U	May 2023	—	(34,022)	(34,022)
	Goldman Sachs Bank USA	300,000	USD	300,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(187)	(11,910)	(12,097)
	Goldman Sachs Bank USA	200,000	EUR	150,395	FRC-EXT-CPI	Fixed 1.625%	Jun 2025	—	(731)	(731)
	Goldman Sachs Bank USA	720,000	GBP	224,810	UK RPI All Items NSA	Fixed 3.140%	Jan 2030	—	(26,221)	(26,221)
	Goldman Sachs Bank USA	200,000	GBP	200,000	USA-CPI-U	Fixed 2.060%	May 2030	—	(1,242)	(1,242)
	Goldman Sachs Bank USA	100,000	GBP	153,815	UK RPI All Items NSA	Fixed 3.400%	Jun 2030	313	257	570
	Goldman Sachs Bank USA	100,000	GBP	1,096,992	UK RPI All Items NSA	Fixed 3.3575%	Apr 2035	—	(4,081)	(4,081)
	JPMorgan Chase Bank, N.A.	100,000	GBP	163,385	UK RPI All Items NSA	Fixed 3.400%	Jun 2030	(51)	621	570
	JPMorgan Chase Bank, N.A.	100,000	GBP	153,815	UK RPI All Items NSA	Fixed 3.500%	Sep 2044	144	5,296	5,440
	Morgan Stanley Capital Services	200,000	GBP	321,775	UK RPI All Items NSA	Fixed 3.320%	May 2017	—	(1,794)	(1,794)
	Morgan Stanley Capital Services	200,000	GBP	309,110	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	(1,923)	9,084	7,161
	Royal Bank of Scotland	400,000	USD	$2,700,000	Fixed 1.935%	USA-CPI-U	Oct 2016	—	(10,371)	(10,371)
	Royal Bank of Scotland	2,700,000	USD	400,000	Fixed 2.250%	USA-CPI-U	Jul 2017	3,327	(145,210)	(141,883)
				$16,382,047				$8,659	($533,152)	($524,493)

The following are abbreviations for the tables above:

UK RPIUnited Kingdom Retail Price Index
USA-CPI-UConsumer Price All Urban Non-Seasonally Adjusted Index

Volatility Swaps.  Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, the fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility the fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Trust

The portfolio used volatility swaps to gain exposure on the volatility of certain currencies. At June 30, 2015 there were no volatility swap contracts.

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Real Return Bond Trust

The portfolio used volatility swaps to gain exposure on the volatility of certain currencies. At June 30, 2015 there were no volatility swap contracts.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2015 by risk category:

Portfolio	Risk	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$303,441	($2,134,989)
	Interest rate	Written options, at value	Written options	—	(831,204)
	Foreign currency	Written options, at value	Written options	—	(94,029)
	Foreign currency	Swap contracts, at value	Currency Swapsˆ	1,581,923	(113,272)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	6,484,052	(1,917,125)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	36,286	(22,248)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	365,828	—
	Credit	Swap contracts, at value	Credit default swapsˆ	1,286,629	(1,368,894)
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	11,051,748	(4,415,754)
				$21,109,907	($10,897,515)
High Yield Trust	Credit	Swap contracts, at value	Credit default swapsˆ	—	($448,255)
	Interest rate	Receivable/payable for futures	Futures†	$35,581	—
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	53,311	(55,544)
				$88,892	($503,799)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$71,868	($690,322)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	4,366	(1,196,500)
	Credit	Swap contracts, at value	Credit default swapsˆ	523,205	(692,813)
	Foreign currency	Investments in unaffiliated issuers, at value*	Purchased options	2,018	—
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	100,256	(171,399)
				$701,713	($2,751,034)
New Income Trust	Interest rate	Receivable/payable for futures	Futures†	$10,565	($62,640)
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	391,559	(395,642)
				$402,124	($458,282)
Real Return Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$341	($90,080)
	Interest rate	Written options, at value	Written options	—	(218,004)
	Credit	Written options, at value	Written options	—	(11,509)
	Foreign currency	Written options, at value	Written options	—	(59,069)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	349,473	(114,249)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	36,680	(561,173)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	193,584	—
	Credit	Swap contracts, at value	Credit default swapsˆ	—	(13,712)
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	230,959	(498,906)
				$811,037	($1,566,702)
Strategic Income Opportunities Trust	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$8,569,567	($2,276,005)
	Foreign currency	Investments in unaffiliated issuers, at value*	Purchased options	1,267,951	—
				$9,837,518	($2,276,005)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio’s Investments

ˆ	Reflects cumulative appreciation/depreciation on swap contracts. Year end variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statements of assets and liabilities.

78

DERIVATIVE INSTRUMENTS, CONTINUED

For financial reporting purposes, a portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect certain portfolio’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Global Bond Trust
Forward foreign currency contracts	$11,051,748	($4,415,754)
Purchased options	298,566	—
Written options	—	(852,746)
Inflation swaps	36,286	(22,248)
Interest rate swaps	—	(31,947)
Credit default swaps	638,236	(1,368,894)
Currency Swaps	1,581,923	(113,272)
Totals	$13,606,759	($6,804,861)

OTC Financial Instruments	Asset	Liability
Strategic Income Opportunites Trust
Foreign forward currency contracts	$8,569,567	($2,276,005)
Purchased options	1,267,951	—
Totals	$9,837,518	($2,276,005)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Global Bond Trust
Bank of America, N.A.	$697,839	$280,011	—	$417,828
Barclays Capital	(480,722)	—	$579,273	98,551
BNP Paribas SA	1,164,023	260,032	—	903,991
Citibank N.A.	(1,004,607)	—	998,780	(5,827)
Credit Suisse International	1,348,343	1,090,103	—	258,240
Deutsche Bank AG	1,910,673	2,290,259	—	(379,586)
Goldman Sachs Capital Markets	1,666,972	1,900,210	193,834	(39,404)
HSBC Bank USA	516,765	340,004	—	176,761
JPMorgan Chase Bank N.A.	324,255	—	—	324,255
Morgan Stanley Capital Services, Inc.	(137,684)	—	—	(137,684)
Nomura Global Financial Products, Inc.	(172,362)	—	—	(172,362)
The Royal Bank of Scotland PLC	1,720	—	—	1,720
UBS AG	966,683	890,096	—	76,587
Totals	$6,801,898	$7,050,715	$1,771,887	$1,523,070

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Strategic Income Opportunities Trust
Australia and New Zealand Banking Group	$964,310	$1,270,000	—	($305,690)
Bank of Montreal	(265,808)	—	—	(265,808)
Bank of Nova Scotia	(248,741)	—	—	(248,741)
Canadian Imperial Bank of Commerce	220,953	—	—	220,953
CIBC Bank and Trust	121,455	—	—	121,455
Citibank N.A.	(61,256)	—	$160,000	98,744
Deutsche Bank AG London	435,167	350,000	—	85,167
Goldman Sachs Bank USA	312,397	340,000	—	(27,603)
HSBC Bank USA	(60,971)	—	—	(60,971)
J. Aron & Company	309,153	—	—	309,153
JPMorgan Chase Bank N.A.	(31,691)	—	—	(31,691)
Morgan Stanley & Company, Inc.	14,592	—	—	14,592
RBC Dominion Securities	526,417	1,391,094	—	(864,677)
Royal Bank of Canada	1,085,540	—	—	1,085,540
Royal Bank of Scotland PLC	19,448	—	—	19,448
Standard Chartered Bank	(34,303)	—	—	(34,303)
State Street Bank and Trust Company	(177,959)	—	—	(177,959)
Toronto Dominion Bank	4,418,268	3,118,306	—	1,299,962
U.S. Bank	14,542	24,650	—	(10,108)
Totals	$7,561,513	$6,494,050	$160,000	$1,227,463

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DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2015:

	Statements of operations Location—Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased options)	Written options	Futures contracts	Swap contracts	Investments in unaffiliated issuers and foreign currency transactions*	Total
Global Bond Trust	Interest rate	($11,130)	$138,745	$151,431	($3,802,966)	—	($3,523,920)
	Credit	—	(14,074)	—	(102,826)	—	(116,900)
	Equity	—	—	—	2,151	—	2,151
	Foreign currency	228,852	1,727,898	—	(8,866,042)	$13,174,755	6,265,463
	Total	$217,722	$1,852,569	$151,431	($12,769,683)	$13,174,755	$2,626,794
High Yield Trust	Interest rate	—	—	($484,616)	$1,815	—	($482,801)
	Credit	—	—	—	8,797	—	8,797
	Foreign currency	—	—	—	—	$278,725	278,725
	Total	—	—	($484,616)	$10,612	$278,725	($195,279)
Investment Quality Bond Trust	Interest rate	($82,867)	—	$1,242,159	($166,861)	—	$992,431
	Credit	—	—	—	(502,825)	—	(502,825)
	Foreign currency	(39,070)	—	—		$531,385	492,315
	Total	($121,937)	—	$1,242,159	($669,686)	$531,385	$981,921
New Income Trust	Interest rate	—	—	($196,267)	—	—	($196,267)
	Credit	—	—	—	$965	—	965
	Foreign currency	—	—	—	—	$2,280,597	2,280,597
	Total	—	—	($196,267)	$965	$2,280,597	$2,085,295
Real Return Bond Trust	Interest rate	($39,624)	$59,497	($259,230)	($1,277,784)	—	($1,517,141)
	Credit	—	2,984	—	14,059	—	17,043
	Equity	—	—	—	3,971	—	3,971
	Foreign currency	—	21,121	—	—	$1,700,061	1,721,182
	Total	($39,624)	$83,602	($259,230)	($1,259,754)	$1,700,061	$225,055
Short-Term Government Income Trust	Interest rate	—	—	($210,113)	—	—	($210,113)
	Total	—	—	($210,113)	—	—	($210,113)
Strategic Income Opportunities Trust	Interest rate	—	—	$930,042	—	—	$930,042
	Foreign currency	$3,004,714	$40,200	—	—	$2,292,520	5,337,434
	Total	$3,004,714	40,200	$930,042	—	$2,292,520	$6,267,476

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2015:

	Statements of operations Location—Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Global Bond Trust	Interest rate	($32,003)	($73,051)	($1,299,450)	$4,821,256	—	$3,416,752
	Credit		—	—	646,646	—	646,646
	Foreign currency	(97,388)	(1,034,217)	—	1,786,914	($4,427,752)	(3,772,443)
	Total	($129,391)	($1,107,268)	($1,299,450)	$7,254,816	($4,427,752)	$290,955
High Yield Trust	Credit	—	—	—	($26,317)	—	($26,317)
	Interest rate	—	—	$296,720	—	—	296,720
	Foreign currency	—	—	—	—	($96,596)	(96,596)
	Total	—	—	$296,720	($26,317)	($96,596)	$173,807
Investment Quality Bond Trust	Interest rate	$82,272	—	($1,084,386)	$1,494,056	—	$491,942
	Credit	—	—	—	(1,122,460)	—	(1,122,460)
	Foreign currency	12,494	—	—	—	($178,003)	(165,509)
	Total	$94,766	—	($1,084,386)	$371,596	($178,003)	($796,027)
New Income Trust	Interest rate	—	—	($49,574)	—	—	($49,574)
	Credit	—	—	—	$5,803	—	5,803
	Foreign currency	—	—	—	—	$306,656	306,656
	Total	—	—	($49,574)	$5,803	$306,656	$262,885
Real Return Bond Trust	Interest rate	$52,203	$4,570	($38,364)	$1,357,682	—	$1,376,091
	Credit	—	(6,093)	—	17,235	—	11,142
	Foreign currency	—	8,195	—	—	($731,963)	(723,768)
	Total	$52,203	$6,672	($38,364)	$1,374,917	($731,963)	$663,465

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DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of operations Location—Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Short-Term Government Income Trust	Interest rate	—	—	($3,523)	—	—	($3,523)
	Total	—	—	($3,523)	—	—	($3,523)
Strategic Income Opportunities Trust	Foreign currency	($1,119,222)	—	—	—	$3,359,888	$2,240,666
	Total	($1,119,222)	—	—	—	$3,359,888	$2,240,666

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio to John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by John Hancock Advisers LLC (JHA), an affiliated of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of aggregate net assets; b) 0.575% of aggregate net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of aggregate net assets.

•	Bond Trust — a) 0.65% of the first $500 million of aggregate net assets; b) 0.60% of aggregate net assets between $500 million and $1.5 billion; c) 0.575% of aggregate net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of aggregate net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Income Trust — Aggregate net assets for this portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% of the excess over $500 million of aggregate net assets. (When aggregate net assets exceed $500 million, the rate is 0.80% of all assets.)

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets and b) 0.47% of the excess over $500 million of aggregate net assets.

•	Money Market Trust B — a) 0.50% of the first $500 million of average net assets and b) 0.47% of the excess over $500 million of average net assets.

•	New Income Trust — a) If the average net assets of the portfolio are less than $100 million i) 0.725% of the first $50 million average net assets and ii) 0.675% of the next $50 million average net assets; b) 0.650% of average net assets if the average net assets are between $100 million and $250 million; c) 0.600% of average net assets if the average net assets are between $250 million and $500 million; d) if the average net assets are between $500 million and $1 billion i) 0.575% of the first $500 million average net assets and ii) 0.550% of average net assets of the next $500 million and e) 0.550% of average net assets if the average net assets exceed $1 billion.

•	Real Return Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $3.5 billion; and c) 0.60% of the excess over $3.5 billion of aggregate net assets.

•	Total Bond Market Trust B — a) 0.47% of the first $1.5 billion of aggregate net assets and b) 0.46% of the excess over $1.5 billion of aggregate net assets.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolios’ management is allocated among the following managers.

Portfolio	Subadvisor
Active Bond Trust	Declaration Management and Research, LLC[1] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
Money Market Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
New Income Trust	T. Rowe Price Associates, Inc.
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Total Bond Market Trust B	Declaration Management and Research, LLC[1]
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]

[1]	An affiliate of the Advisor.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interest in shares of portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%
Bond Trust	0.15%
Core Bond Trust	0.15%
Global Bond Trust	0.15%
High Yield Trust	0.15%
Income Trust	0.15%
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Real Return Bond Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Income Opportunities Trust	0.15%
Ultra Short Term Bond Trust	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2015 this waiver amounted to 0.01% of the portfolios’ average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolio and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Advisor.

The Distributor has voluntarily agreed to reimburse certain class-specific portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust and Money Market Trust B, to the extent necessary in order to maintain a minimum yield for all classes of the portfolios. In addition, the Advisor voluntarily agreed to reimburse certain portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific portfolio expenses is fully utilized.

The Advisor has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business and underlying fund expenses. The expense waiver will remain in effect until April 30, 2016, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Total Bond Market Trust B in an amount so that annual operating expenses do not exceed 0.25% of the Total Bond Market Trust B portfolio’s average net assets. The waiver excludes taxes, short dividends, acquired fund fees, brokerage commissions, interest expense, litigation and indemnification expenses, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The expense waivers will remain in effect until April 30, 2016, and may terminate any time thereafter.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has voluntarily agreed to reduce its advisory fee on Real Return Trust in an amount so that annual operating expenses do not exceed 0.75% of Real Return Trust portfolio’s average net assets. The waiver excludes Rule 12b-1 fees, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. The Advisor may terminate this voluntary waiver at any time upon notice to the Real Return Trust.

For the six months ended June 30, 2015, the expense reductions described above amounted to:

Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,850	$8,033	$22,115	$31,998
Bond Trust	8,691	20,882	372,433	402,006
Core Bond Trust	2,283	2,356	41,249	45,888
Global Bond Trust	1,892	4,135	21,111	27,138
High Yield Trust	4,088	3,463	3,702	11,253
Income Trust	—	—	15,964	15,964
Investment Quality Bond Trust	7,142	3,962	778	11,882
Money Market Trust	3,395,069	882,175	—	4,277,244
Money Market Trust B	—	—	755,544	755,544
New Income Trust	—	—	141,958	141,958
Real Return Bond Trust	2,548	14,900	18,734	36,182
Short Term Government Income Trust	1,905	1,443	11,579	14,927
Strategic Income Opportunities Trust	16,480	2,153	2,077	20,710
Total Bond Market Trust B	191,555	86,930	366,574	645,059
Ultra Short Term Bond Trust	382	7,794	529	8,705

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2015 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Bond Trust	0.55%
Core Bond Trust	0.58%
Global Bond Trust	0.69%
High Yield Trust	0.67%
Income Trust	0.79%
Investment Quality Bond Trust	0.57%
Money Market Trust	0.13%
Money Market Trust B	0.11%
New Income Trust	0.53%
Real Return Bond Trust	0.61%
Short Term Government Income Trust	0.55%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust B	0.21%
Ultra Short Term Bond Trust	0.54%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2015 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective portfolio’s Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the respective portfolio’s Statement of operations. The portfolio’s activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Bond Trust	Lender	$47,000,000	1	0.46%	$607

83

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in the portfolios’ shares for the six months ended June 30, 2015 and for the year ended December 31, 2014 were as follows:

Active Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	115,611	$1,154,722	321,239	$3,216,031
Distributions reinvested	—	—	183,807	1,827,162
Repurchased	(374,419)	(3,745,951)	(839,256)	(8,363,050)
Net decrease	(258,808)	($2,591,229)	(334,210)	($3,319,857)
Series II shares
Sold	366,419	$3,661,094	539,145	$5,423,571
Distributions reinvested	—	—	773,953	7,706,723
Repurchased	(1,784,365)	(17,867,155)	(5,970,186)	(59,527,564)
Net decrease	(1,417,946)	($14,206,061)	(4,657,088)	($46,397,270)
Series NAV shares
Sold	491,061	$4,918,225	2,578,287	$25,873,655
Distributions reinvested	—	—	2,161,318	21,499,827
Repurchased	(1,458,786)	(14,597,683)	(4,258,505)	(42,388,995)
Net increase (decrease)	(967,725)	($9,679,458)	481,100	$4,984,487
Total net decrease	(2,644,479)	($26,476,748)	(4,510,198)	($44,732,640)

Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	499,976	$6,906,668	320,724	$4,420,713
Distributions reinvested	—	—	445,591	6,099,488
Repurchased	(1,203,808)	(16,620,535)	(2,793,235)	(38,311,436)
Net decrease	(703,832)	($9,713,867)	(2,026,920)	($27,791,235)
Series II shares
Sold	999,629	$13,770,743	674,388	$9,317,560
Issued in reorganization (Note 9)	—	—	73,641	1,021,330
Distributions reinvested	—	—	1,013,973	13,895,529
Repurchased	(3,171,751)	(43,834,482)	(8,257,581)	(113,030,768)
Net decrease	(2,172,122)	($30,063,739)	(6,495,579)	($88,796,349)
Series NAV shares
Sold	5,925,688	$81,812,089	261,724,860	$3,601,154,037
Issued in reorganization (Note 9)	—	—	12,862,968	178,399,005
Distributions reinvested	—	—	19,119,429	261,655,129
Repurchased	(31,942,593)	(441,302,638)	(126,817,964)	(1,728,776,840)
Net increase (decrease)	(26,016,905)	($359,490,549)	166,889,293	$2,312,431,331
Total net increase (decrease)	(28,892,859)	($399,268,155)	158,366,794	$2,195,843,747

Core Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	314,295	$4,230,098	28,457	$378,197
Issued in reorganization (Note 9)	11,468,071	154,715,892	—	—
Distributions reinvested	—	—	3,318	43,892
Repurchased	(442,211)	(5,875,677)	(33,042)	(436,844)
Net increase (decrease)	11,340,155	$153,070,313	(1,267)	($14,755)
Series II shares
Sold	74,995	$997,349	282,600	$3,723,924
Issued in reorganization (Note 9)	11,126,674	149,886,010	—	—
Distributions reinvested	—	—	17,332	229,025
Repurchased	(772,691)	(10,311,724)	(352,133)	(4,650,706)
Net increase (decrease)	10,428,978	$140,571,635	(52,201)	($697,757)
Series NAV shares
Sold	376,413	$4,994,187	8,686,999	$116,126,943
Issued in reorganization (Note 9)	15,509,241	208,404,731	—	—
Distributions reinvested	—	—	2,233,963	29,415,429
Repurchased	(4,589,983)	(61,028,069)	(65,743,465)	(871,870,767)
Net increase (decrease)	11,295,671	$152,370,849	(54,822,503)	($726,328,395)
Total net increase (decrease)	33,064,804	$446,012,797	(54,875,971)	($727,040,907)

84

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	42,462	$525,601	80,911	$1,034,000
Distributions reinvested	—	—	40,431	505,797
Repurchased	(349,546)	(4,343,468)	(830,984)	(10,622,393)
Net decrease	(307,084)	($3,817,867)	(709,642)	($9,082,596)
Series II shares
Sold	374,476	$4,568,740	204,286	$2,563,501
Distributions reinvested	—	—	74,453	923,213
Repurchased	(967,057)	(11,867,545)	(2,366,122)	(29,909,816)
Net decrease	(592,581)	($7,298,805)	(2,087,383)	($26,423,102)
Series NAV shares
Sold	309,638	$3,810,182	352,400	$4,458,870
Distributions reinvested	—	—	451,926	5,630,997
Repurchased	(443,467)	(5,497,063)	(11,643,867)	(149,322,451)
Net decrease	(133,829)	($1,686,881)	(10,839,541)	($139,232,584)
Total net decrease	(1,033,494)	($12,803,553)	(13,636,566)	($174,738,282)

High Yield Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,504,542	$8,653,982	2,633,432	$16,028,572
Distributions reinvested	—	—	1,238,343	7,342,221
Repurchased	(3,233,975)	(18,779,230)	(5,359,829)	(33,327,000)
Net decrease	(1,729,433)	($10,125,248)	(1,488,054)	($9,956,207)
Series II shares
Sold	1,874,718	$11,027,870	2,342,277	$14,740,367
Distributions reinvested	—	—	991,084	5,978,244
Repurchased	(2,492,226)	(14,668,897)	(6,629,764)	(42,201,495)
Net decrease	(617,508)	($3,641,027)	(3,296,403)	($21,482,884)
Series NAV shares
Sold	2,664,074	$15,183,784	8,454,902	$52,226,728
Distributions reinvested	—	—	1,150,441	6,732,897
Repurchased	(2,092,809)	(11,952,881)	(9,642,255)	(59,036,764)
Net increase (decrease)	571,265	$3,230,903	(36,912)	($77,139)
Total net decrease	(1,775,676)	($10,535,372)	(4,821,369)	($31,516,230)

Income Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	82,211	$1,006,268	192,497	$2,362,301
Distributions reinvested	—	—	1,525,698	18,895,462
Repurchased	(1,526,365)	(18,320,824)	(5,370,667)	(66,842,285)
Net decrease	(1,444,154)	($17,314,556)	(3,652,472)	($45,584,522)

Investment Quality Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	280,765	$3,284,578	374,715	$4,426,658
Distributions reinvested	—	—	530,713	6,213,947
Repurchased	(1,101,830)	(12,921,521)	(2,615,655)	(30,793,319)
Net decrease	(821,065)	($9,636,943)	(1,710,227)	($20,152,714)
Series II shares
Sold	229,674	$2,686,159	385,789	$4,552,997
Distributions reinvested	—	—	279,657	3,276,719
Repurchased	(806,341)	(9,455,231)	(1,708,216)	(20,077,334)
Net decrease	(576,667)	($6,769,072)	(1,042,770)	($12,247,618)
Series NAV shares
Sold	196,681	$2,303,871	320,231	$3,759,409
Distributions reinvested	—	—	52,492	612,910
Repurchased	(86,081)	(1,003,848)	(262,657)	(3,076,226)
Net increase	110,600	$1,300,023	110,066	$1,296,093
Total net decrease	(1,287,132)	($15,105,992)	(2,642,931)	($31,104,239)

85

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Money Market Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	76,988,831	$76,988,831	190,167,996	$190,167,996
Distributions reinvested	—	—	50,336	50,336
Repurchased	(189,823,592)	(189,823,592)	(506,682,537)	(506,682,537)
Net decrease	(112,834,761)	($112,834,761)	(316,464,205)	($316,464,205)
Series II shares
Sold	—	—	89,253	$89,253
Distributions reinvested	—	—	9,384	9,384
Repurchased	(34,131,672)	($34,131,672)	(121,093,712)	(121,093,712)
Net decrease	(34,131,672)	($34,131,672)	(120,995,075)	($120,995,075)
Total net decrease	(146,966,433)	($146,966,433)	(437,459,280)	($437,459,280)

Money Market Trust B	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	100,886,387	$100,886,387	153,231,906	$153,231,906
Distributions reinvested	—	—	6,434	6,434
Repurchased	(116,749,223)	(116,749,223)	(236,958,570)	(236,958,570)
Net decrease	(15,862,836)	($15,862,836)	(83,720,230)	($83,720,230)

New Income Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	6,741,502	$89,981,883
Distributions reinvested	—	—	5,997,916	78,654,920
Repurchased	(7,367,830)	($97,019,860)	(95,565,598)	(1,277,697,151)
Net decrease	(7,367,830)	($97,019,860)	(82,826,180)	($1,109,060,348)

Real Return Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	80,520	$977,384	55,004	$675,528
Distributions reinvested	—	—	15,432	188,736
Repurchased	(73,385)	(892,350)	(182,556)	(2,214,256)
Net increase (decrease)	7,135	$85,034	(112,120)	($1,349,992)
Series II shares
Sold	31,190	$373,941	191,230	$2,322,636
Distributions reinvested	—	—	94,637	1,141,317
Repurchased	(334,805)	(4,004,498)	(1,038,582)	(12,509,045)
Net decrease	(303,615)	($3,630,557)	(752,715)	($9,045,092)
Series NAV shares
Sold	658,162	$7,899,205	526,191	$6,368,625
Distributions reinvested	—	—	103,594	1,249,341
Repurchased	(254,172)	(3,056,908)	(765,048)	(9,302,071)
Net increase (decrease)	403,990	$4,842,297	(135,263)	($1,684,105)
Total net increase (decrease)	107,510	$1,296,774	(1,000,098)	($12,079,189)

Short Term Government Income Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	139,252	$1,736,359	760,845	$9,560,400
Distributions reinvested	—	—	89,416	1,113,596
Repurchased	(455,156)	(5,670,528)	(1,731,361)	(21,698,920)
Net decrease	(315,904)	($3,934,169)	(881,100)	($11,024,924)
Series II shares
Sold	350,240	$4,364,653	938,362	$11,783,056
Distributions reinvested	—	—	60,402	752,865
Repurchased	(651,873)	(8,129,998)	(1,798,034)	(22,563,071)
Net decrease	(301,633)	($3,765,345)	(799,270)	($10,027,150)
Series NAV shares
Sold	887,920	$11,085,189	5,158,624	$64,436,744
Distributions reinvested	—	—	461,870	5,752,774
Repurchased	(1,539,524)	(19,194,393)	(6,040,600)	(75,972,487)
Net decrease	(651,604)	($8,109,204)	(420,106)	($5,782,969)
Total net decrease	(1,269,141)	($15,808,718)	(2,100,476)	($26,835,043)

86

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Strategic Income Opportunities Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,967,568	$26,564,734	3,359,128	$45,349,735
Distributions reinvested	—	—	1,366,109	18,140,079
Repurchased	(1,265,080)	(17,029,875)	(2,243,129)	(30,364,825)
Net increase	702,488	$9,534,859	2,482,108	$33,124,989
Series II shares
Sold	70,058	$946,475	245,154	$3,313,579
Distributions reinvested	—	—	184,112	2,452,233
Repurchased	(332,595)	(4,487,973)	(1,070,907)	(14,519,824)
Net decrease	(262,537)	($3,541,498)	(641,641)	($8,754,012)
Series NAV shares
Sold	692,498	$9,372,585	1,254,514	$16,826,716
Distributions reinvested	—	—	169,421	2,243,175
Repurchased	(548,426)	(7,348,917)	(1,295,843)	(17,461,080)
Net increase	144,072	$2,023,668	128,092	$1,608,811
Total net increase	584,023	$8,017,029	1,968,559	$25,979,788

Total Bond Market Trust B	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,381,916	$24,919,125	3,378,338	$35,260,194
Distributions reinvested	—	—	396,689	4,107,616
Repurchased	(483,226)	(5,036,468)	(1,345,559)	(13,982,804)
Net increase	1,898,690	$19,882,657	2,429,468	$25,385,006
Series II shares
Sold	767,381	$8,042,976	2,909,204	$30,432,935
Distributions reinvested	—	—	205,797	2,134,399
Repurchased	(1,221,217)	(12,796,935)	(4,320,373)	(44,784,322)
Net decrease	(453,836)	($4,753,959)	(1,205,372)	($12,216,988)
Series NAV shares
Sold	868,025	$9,080,416	2,641,427	$27,408,737
Distributions reinvested	—	—	893,622	9,255,361
Repurchased	(1,649,253)	(17,228,129)	(4,493,606)	(46,726,606)
Net decrease	(781,228)	($8,147,713)	(958,557)	($10,062,508)
Total net increase	663,626	$6,980,985	265,539	$3,105,510

Ultra Short Term Bond Trust	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Series I shares
Sold	814,297	$9,618,660	2,149,800	$25,719,420
Distributions reinvested	—	—	12,595	149,212
Repurchased	(781,208)	(9,229,068)	(2,241,740)	(26,812,621)
Net increase (decrease)	33,089	$389,592	(79,345)	($943,989)
Series II shares
Sold	6,462,340	$76,286,431	18,764,829	$224,220,686
Distributions reinvested	—	—	247,115	2,925,962
Repurchased	(7,258,489)	(85,678,461)	(17,715,439)	(211,388,314)
Net increase (decrease)	(796,149)	($9,392,030)	1,296,505	$15,758,334
Series NAV shares
Sold	178,148	$2,104,081	657,410	$7,865,148
Distributions reinvested	—	—	16,460	194,821
Repurchased	(225,703)	(2,667,285)	(251,572)	(3,010,939)
Net increase (decrease)	(47,555)	($563,204)	422,298	$5,049,030
Total net increase (decrease)	(810,615)	($9,565,642)	1,639,458	$19,863,375

For portfolios with Series NAV, affiliates of the Trust owned 100% of shares of beneficial interest of this Series.

87

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations aggregated below for the six months ended June 30, 2015. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2015.

	Purchase		Sales and Maturities
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$138,614,378	$112,590,436	$121,366,108	$153,997,351
Bond Trust	1,997,590,394	1,812,154,103	2,761,747,773	1,410,100,455
Core Bond Trust	1,866,777,588	762,108,283	1,756,435,188	934,980,688
Global Bond Trust	56,447,007	260,559,853	40,445,710	320,294,232
High Yield Trust	8,989,567	131,268,126	9,009,737	117,548,430
Income Trust	—	24,200,104	—	48,358,154
Investment Quality Bond Trust	74,248,486	140,368,232	103,313,168	169,309,712
New Income Trust	104,829,705	322,314,457	146,415,438	326,527,432
Real Return Bond Trust	18,472,923	11,248,746	15,252,897	10,703,037
Short Term Government Income Trust	6,220,022	61,736,888	—	78,258,786
Strategic Income Opportunities Trust	—	185,624,521	—	140,487,225
Total Bond Market Trust B	84,858,893	75,082,955	75,257,700	78,863,135
Ultra Short Term Bond Trust	49,035,781	51,854,945	6,001,836	88,965,712

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of each portfolio’s net assets. At June 30, 2015, the following portfolios had an affiliate ownership of 5% or more of their net assets:

Portfolio	Affilated Concentration
Bond Trust	92.6%
Core Bond Trust	64.6%
Global Bond Trust	65.0%
Income Trust	100.0%
New Income Trust	100.0%
Short Term Government Income Trust	39.3%

9.  REORGANIZATIONS On April 14, 2015, the shareholders of Total Return Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Core Bond Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve potential economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for variable contract owners. Thus, the investments were transferred to the Acquiring portfolio at market value. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 24, 2015. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Core Bond Trust	Total Return Trust	$513,006,633	44,226,144	38,103,986	$1,012,403,433	$1,525,410,066

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at June 30, 2015. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the six months ended June 30, 2015 are as follows:

Net investment income	$16,861,060
Net realized and unrealized gain (loss)	26,556,032
Increase (decrease) in net assets from operations	$43,417,092

Fiscal year ended December 31, 2014 portfolio mergers.  On September 17, 2014, the shareholders of Bond PS Series (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Bond Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

88

REORGANIZATIONS, CONTINUED

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve potential economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or their shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on November 7, 2014. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Bond Trust	Bond PS Series	$179,420,335	$1,062,546	14,169,577	12,936,609	$10,303,418,959	$10,482,839,294

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2014. See Note 6 for capital shares issued in connection with the above referenced reorganization.

10.  OTHER MATTER The Trust and several of its funds have been named as defendants in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the defendants include the beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code.

The adversary proceeding, which is now captioned Mark S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On August 2, 2013 the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named “JHT 500 Index Trust,” “JHT 500 Index Trust B,” “JHT Equity Income Trust,” “JHT Mid Value Trust,” “JHT Spectrum Income Trust,” “JHT Total Stock Market Index Trust,” and “John Hancock Variable Insurance Trust F/K/A John Hancock Trust (New Income Trust)” as defendants. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

In a related matter, the Trust and several of its funds have been named as defendants in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it has been consolidated into the multidistrict litigation proceeding. The complaint names the following entities as defendants: John Hancock Variable Insurance Trust, “JHT New Income Trust,” “John Doe, As Trustee of JHT Income Trust,” and “John Hancock Variable Insurance Trust (F/K/A John Hancock Trust (New Income Trust)).” On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. These appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeals.

The potential amount sought to be recovered from the Trust by the plaintiffs in these two actions is unknown, but it includes approximately $2,125,000 representing the proceeds that the portfolio received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys fees and expenses. The portfolio cannot predict the outcome of this proceeding. The portfolio is currently assessing the case and has not yet determined the effect, if any, on the portfolio’s net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolio, or if the portfolio was to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolio’s net asset value.

89

John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

On April 14, 2015, a Special Meeting of Shareholders of Total Return Trust was held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m. Eastern Time for the purpose of considering and voting upon:

Proposal One:	Approval of an Agreement and Plan of Reorganization providing for the reorganization of Total Return Trust into Core Bond Trust

PROPOSAL ONE PASSED ON April 14, 2015.

FOR	AGAINST	ABSTAIN
78,117,543.338	5,673,311.526	12,761,693.715

90

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

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(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and agreed at the May meeting to additional fee waivers for certain Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor effected or continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

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(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Active Bond Trust (Declaration Management & Research LLC) (Manulife Asset Management (US))	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Bond Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three-year period.
Lipper Category — The Trust underperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, noting the differences between the investment policies of the Trust and those of its peer group, including the conservative credit positioning of the Trust that may lead to underperformance relative to peers during periods in which credit spreads are tightening.
The Board took into account management’s discussion of the Trust’s expenses.

Core Bond Trust (Wells Capital Management Incorporated)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three- and five year periods and to the peer group for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust outperformed for the one-, three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five- year performance relative to its peer group. The Board noted that the Trust’s five- year performance was only slightly below the peer group.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses.

High Yield Trust (Western Asset Management Company) (Western Asset Management Company Limited)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Income Trust (Franklin Advisers, Inc.)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.
Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including action taken that will further reduce certain Trust expenses.

Investment Quality Bond Trust (Wellington Management Company, LLP)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Money Market Trust B (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-, three-, and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Money Market Trust (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including actions taken that have reduced certain Trust expenses. The Board noted the fee waivers and expense reimbursements in effect, which reduce certain expenses of the Trust.

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one- and five-year periods and outperformed for the three-year period.
Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses.

Real Return Bond Trust (Pacific Investment Management Company LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses noting the small amount of assets in the Trust.

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Appendix A

Portfolio (Subadviser)	Performance as of 12-31-2014	Fees and Expenses	Comments

Short Term Government Income Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust underperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board took into account management’s discussion of the Trust’s expenses.

Strategic Income Opportunities Trust (Manulife Asset Management (US))
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.
Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Total Bond Market B Trust (Declaration Management & Research LLC)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust outperformed the average for the one-year period.
The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the one-year period and low performance dispersion (gross of fees) relative to its benchmark.

Ultra Short Term Bond Trust (Manulife Asset Management (US))	Benchmark Index — The Trust underperformed for the one- and three-year periods. Lipper Category — The Trust underperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including differences in the Trust’s investment strategies relative to the Lipper peer group.
The Board took into account management’s discussion of the Trust’s expenses.

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For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the Trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee
\# Effective 3-10-15

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment Adviser
John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTBSA 6/15
8/15

1115017: 0615

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2015

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Global Bond Fund

High-Income Bond Fund

Mortgage Fund

U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Managed Risk Growth Fund

Managed Risk International Fund

Managed Risk Blue Chip Income and Growth Fund

Managed Risk Growth-Income Fund

Managed Risk Asset Allocation Fund

Financial statements

Fellow investors:

Investors set aside concerns about China’s slowing economy and the Greek debt crisis such that we had a mild increase in the U.S. stock market during the six months ended June 30, 2015. With the long-anticipated increase in U.S. interest rates likely to happen this fall, interest-rate sensitive investments – such as dividend-paying companies and bonds – fared less well than growth-oriented stocks because prices of income-focused investments often fall when rates rise.

Generally, developed markets saw the best results, with gains in most major markets in the MSCI ACWI (All Country World Index) including the U.S. (+1.70%), United Kingdom (+2.00%), Germany (+2.23%), France (+5.02%) and Hong Kong (+11.90%). Buoyed by economic stimulus measures, Japan’s stock market advanced 13.62%.

The specter of rising interest rates in the U.S. and declining commodity prices hurt some emerging markets, including Mexico (–1.62%), Brazil (–8.70%) and Malaysia (–9.36%). Not surprisingly, Greece was down the most, losing 25.66%. Despite the impact of falling oil prices and sanctions over its actions in Ukraine, Russian stocks rebounded and had the best return of any market, climbing 27.59%. After a breathtaking rise and headline-grabbing decline, China finished the period up 14.65%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

In bond markets, investment-grade securities declined as investors initially sought higher yields than those offered by U.S. Treasuries. Barclays U.S. Aggregate Index fell 0.10% and Barclays Global Aggregate Index was down 3.08%. The 10-year U.S. Treasury yield, which was 2.17% at December 31, dropped to 1.68% at the end of January before rising to end the period at 2.35%. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 2.53%, and the JPMorgan Emerging Markets Bond Index Global rose 1.76%.

The U.S. dollar appreciated against almost all currencies. In developed markets, only the Swiss franc (+6.3%), Israeli shekel (+3.2%) and British pound (+0.9%) advanced.

American Funds Insurance Series

The euro and Canadian dollar were down 7.9% and 7.2%, respectively, while the Japanese yen was off 2.0%. Among developing market currencies, only the Russian ruble (+7.7%) and Taiwanese dollar (+2.4%) had gains above 1.0%. Weakest were the Ukrainian hryvnia, which was down 24.7% (after declining 47.9% in 2014), Brazilian real (–14.4%) and Turkish lira (–12.7%). Currency returns are calculated by MSCI.

All but one of the AFIS equity funds recorded gains during the six-month period, with growth-oriented funds faring better than those that focus on dividend-paying investments. With the uncertainty around interest rates, two of the series’ bond funds declined, while Cash Management Fund was again hampered by low short-term interest rates.

Looking ahead

The U.S. economy has continued to show signs of improvement. Unemployment has steadily declined, ending the period at 5.3%, the lowest level since April 2008. Consumer confidence has picked up, with auto sales through June the highest since 2005, helped by lower gas prices and affordable loans.

The probable interest rate increase later this year could trigger some market volatility, but we will not panic in such an event, and will evaluate whether good investment opportunities are being created. Our investment approach, based on extensive research, a long-term horizon, and close attention to valuation, has served our retirement investors very well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again at year-end.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 7, 2015

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds Insurance Series. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.15% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waivers and reimbursements, without which the results would have been lower and the expenses would have been higher. The waivers and reimbursements will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. The waivers may only be modified or terminated with the approval of the series board. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/ or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 8.01% for the six months ended June 30, 2015, compared with a 2.66% increase for the MSCI ACWI (All Country World Index).*

After a strong start to the year, global stocks faltered in the second quarter as optimism over improving economic growth was tempered by the intensifying Greek debt crisis and fears of rising interest rates.

Stock selection was a key factor in the fund’s advantage over the index. The fund benefited from a first-quarter rally in health care stocks, which resulted in significant gains for two top 10 holdings, Denmark’s diabetes pioneer Novo Nordisk and U.S. biotechnology leader Regeneron Pharmaceuticals, which seeks to develop treatments for serious diseases.

In the information technology sector, video game giant Nintendo and electronics manufacturer Murata, both of Japan, made a significant positive relative impact. Among consumer discretionary investments, online retailer Amazon had a strong showing.

The fund’s weakest areas on an absolute basis were the struggling energy and materials sectors, though limited exposure to the former resulted in a positive relative contribution.

On a geographical basis, holdings in the United States, Japan and Denmark contributed most to relative returns. Investments in the Netherlands were weakest.

Despite significant volatility in some markets — notably China — and disappointing economic growth in much of the world, the fund’s portfolio managers are optimistic they will continue to find good companies whose value is not fully reflected in their share prices.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	42.7%	Spain	2.0%	South Africa	1.6%
	Brazil	1.3	Other	2.2
	Canada	1.2		30.9	Short-term securities & other
		45.2			assets less liabilities	2.3
			Asia/Pacific Basin
	Europe		Japan	11.0	Total	100.0%
	United Kingdom	9.5	Hong Kong	2.2
	Denmark	4.6	Taiwan	2.1
	France	4.3	China	1.8
	Switzerland	3.9	India	1.0
	Netherlands	2.3	Other	1.9
	Germany	2.1		20.0

			Percent of net assets
Largest individual	Novo Nordisk	4.21%	Nintendo	2.31%
equity securities	Amazon	3.41	Home Depot	2.27
	Vertex Pharmaceuticals	3.08	Priceline Group	2.10
	Regeneron Pharmaceuticals	3.02	Taiwan Semiconductor Manufacturing	2.10
	ASML Holding	2.32	UnitedHealth Group	1.80

American Funds Insurance Series

Global Growth Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	8.05%	15.01%	9.75%	9.91%	.55%
	Class 2	7.79	14.72	9.48	9.64	.80
	Class 4	7.51	14.52	9.25	9.38	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 15.41% for the six months ended June 30, 2015, beating its benchmark, the MSCI All Country World Small Cap Index,* which rose 6.18%.

There continues to be some improvement in the U.S. economy and recovery in much of Europe, while China has struggled with an economic slowdown. During the period, there was significant and interesting mergers-and-acquisitions activity, driven by a handful of sectors.

The fund was underweight in the U.S. compared to the index, but more than made up for that with strong stock selection. Health care stocks boosted fund results, particularly Synageva BioPharma, bluebird bio and Ultragenyx Pharmaceutical. Another major holding, Netflix, nearly doubled over the reporting period. Along with U.S.-based firms, companies based in Germany and the U.K. benefited fund results, while companies headquartered in Hong Kong and Korea detracted.

There are concerns that the market is narrowing. The breadth of rising stocks is smaller, and investment banks are generating initial public offerings as fast as they can — signs that the market may be getting overheated. We remain relatively fully invested but certainly are mindful of the stratospheric valuations in some areas. There are still opportunities in the overvaluation phase of a market, and stocks in sectors with real growth potential are still worth owning. The fund’s portfolio managers are continually seeking to buy stocks with attractive fundamentals, to get growth potential but at lower risk.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin (continued)		Other regions
	United States	47.9%	Thailand	1.6%	Other	.2%
	Canada	2.0	South Korea	1.1
	Other	.8	Other	2.2	Short-term securities & other
		50.7		22.6	assets less liabilities	10.2

	Asia/Pacific Basin		Europe		Total	100.0%
	China	5.3	United Kingdom	11.1
	Hong Kong	3.4	Germany	2.3
	Japan	3.4	Other	2.9
	India	3.0		16.3
	Philippines	2.6

			Percent of net assets
Largest individual	Netflix	3.73%	Ultragenyx Pharmaceutical	1.81%
equity securities	bluebird bio	3.25	InterOil	1.51
	Qorvo	3.03	GW Pharmaceuticals	1.45
	Lions Gate Entertainment	1.93	EXACT Sciences	1.42
	Palo Alto Networks	1.84	International Container Terminal Services	1.40

American Funds Insurance Series

Global Small Capitalization Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	10.39%	13.39%	9.31%	10.55%	.74%
	Class 2	10.06	13.11	9.03	10.28	.99
	Class 4	9.82	12.85	8.77	10.01	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 5.85% for the six months ended June 30, 2015. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.23%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. Optimism over an improving U.S. economy and the prospect of gradual interest rate hikes was tempered by a slowdown in corporate earnings growth and concerns about the ongoing Greek debt crisis.

A first-quarter rally in health care stocks resulted in significant gains for holdings in the sector, the fund’s largest at June 30, which produced four of the top five contributors to relative returns. They included two U.S. companies, Incyte and Regeneron Pharmaceuticals, which were among the fund’s top 10 holdings at June 30.

Two other large sectors — information technology and consumer discretionary — also contributed to relative returns. The latter included the fund’s biggest holding at period-end, Amazon, which was also the primary contributor to relative returns.

The fund’s weakest sectors on a relative basis were industrials, materials and energy, though the lowest return on an absolute basis came from the utilities sector, which resulted in a positive relative contribution thanks to the fund’s very low exposure.

Overall, the fund’s modest holdings outside the U.S. added relative value. Japan and Ireland were the primary contributors, while Canada and the Netherlands were the main detractors.

The fund’s portfolio managers continue to position the fund for a stronger U.S. economy. They will be looking closely at areas that have been under pressure recently, such as energy, industrials and materials, for investment opportunities that offer value and the potential for growth.

			Percent of net assets
Largest individual	Amazon	4.64%	Comcast	2.34%
equity securities	Home Depot	3.03	Incyte	2.15
	Wells Fargo	2.67	Regeneron Pharmaceuticals	2.14
	Microsoft	2.50	Express Scripts	1.91
	ASML Holding	2.41	UnitedHealth Group	1.89

American Funds Insurance Series

Growth Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	9.12%	16.48%	8.35%	12.64%	.35%
	Class 2	8.85	16.19	8.08	12.34	.60
	Class 3	8.90	16.26	8.16	12.44	.53
	Class 4	8.56	15.93	7.83	12.08	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund increased 5.40% for the six months ended June 30, 2015, outpacing its benchmark, the MSCI ACWI (All Country World Index) ex USA,* which rose 4.03%.

The global economic picture was mixed. Supported by the European Central Bank’s quantitative easing program, Europe’s economic indicators were a pleasant surprise — except for Greece. Japan, while no longer in deflation, still struggled to ignite its economy. China’s growth rate slowed further, but its government has many levers at its disposal to help improve the economy. After a strong 2014, India disappointed. Several Latin American economies were hurt by the low price of oil and other commodities.

Netherlands-based consumer discretionary company Altice was a highlight, along with Japanese information technology firms Murata Manufacturing and Nintendo. Investments in Macau gaming companies Sands China, GEG and Melco Crown Entertainment detracted, hurt by the Chinese government’s continuing anticorruption efforts.

Uncertainty about the Federal Reserve’s plans for interest rate hikes is making some investors cautious, but U.S. equities should “climb the wall of worry” as long as the underlying economy remains supportive. If the Greek debt crisis is resolved, then European markets should also have room to move higher. Managers expect the U.S. and Europe will thus be able to provide an engine of growth that extends to other markets. While we seek to invest in companies that we believe can prosper in any market environment, we emphasize companies that are economically sensitive when we have strong conviction the economy is going to experience a robust recovery.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin (continued)		Other regions
	France	9.7%	India	7.1%	Other	.7%
	United Kingdom	9.3	China	5.4
	Germany	8.5	South Korea	2.7	Short-term securities & other
	Switzerland	8.4	Australia	1.2	assets less liabilities	8.6
	Netherlands	3.6	Indonesia	1.1
	Spain	1.6	Other	2.7	Total	100.0%
	Sweden	1.2		40.4
	Ireland	1.0
	Other	3.9	The Americas
		47.2	United States	1.5
			Canada	1.1
	Asia/Pacific Basin		Other	.5
	Japan	10.4		3.1
	Hong Kong	9.8

			Percent of net assets
Largest individual	Novartis	4.35%	Airbus Group	1.80%
equity securities	Bayer	2.82	Altice	1.72
	AIA Group	2.33	Barclays	1.71
	Baidu	2.12	Power Grid Corp. of India	1.69
	SoftBank	1.83	HDFC Bank	1.58

American Funds Insurance Series

International Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since May 1, 1990)	ratio
	Class 1	–0.85%	9.66%	7.04%	8.49%	.54%
	Class 2	–1.14	9.37	6.77	8.21	.79
	Class 3	–1.06	9.45	6.85	8.29	.72
	Class 4	–1.37	9.15	6.52	7.95	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund rose 4.04% for the six months ended June 30, 2015. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,* gained 2.66% and 2.95%, respectively.

The U.S. economy is recovering in fits and starts. In Europe, the rate of change is improving, and in Japan, there is likely to be stronger economic growth if the government delays its next scheduled consumption tax hike. China’s economy has been weak, which will likely lead to more stimulus.

Ctrip.com International benefited the fund as there has been consolidation in the Chinese travel industry. Denmark’s Novo Nordisk continues to be a solid holding for the fund. Japanese holdings as a whole helped fund results, particularly the investment in Murata Manufacturing. Within telecommunication services, Globe Telecom boosted fund results, while Reliance Communications offset some gains.

The Greek debt crisis has raised questions in investors’ minds about the stability of the euro zone. There are many EU countries that have high debt — and have not been able to create inflation to whittle that down — which is why so many economies are in low-growth mode. Share prices have risen due to an increase in valuations and earnings, with a significant portion of the latter coming from margin expansion and buybacks versus revenue growth. As such, we need to be more certain than ever as to the fundamental outlook for the stocks we own.

					Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas (continued)		Other regions
	India	10.6%	Mexico	3.9%	South Africa	3.8%
	China	8.0	Other	1.7	Other	1.8
	Japan	6.5		31.3		5.6
	Hong Kong	2.8
	Philippines	2.6	Europe		Short-term securities & other
	Taiwan	2.0	France	4.7	assets less liabilities	8.1
	Indonesia	1.1	United Kingdom	3.9
	Australia	1.0	Switzerland	2.3	Total	100.0%
	Other	.7	Denmark	2.0
		35.3	Russian Federation	1.8
			Sweden	1.1
	The Americas		Other	3.9
	United States	18.8		19.7
	Brazil	6.9

			Percent of net assets
Largest individual	Naspers	2.22%	Taiwan Semiconductor Manufacturing	1.97%
equity securities	Alcatel-Lucent	2.16	Ctrip.com International	1.88
	Petrobras	2.14	Reliance Industries	1.72
	Novo Nordisk	2.03	AAC Technologies Holdings	1.64
	Murata Manufacturing	1.98	Novartis	1.47

American Funds Insurance Series

New World Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since June 17, 1999)	ratio
	Class 1	–8.38%	6.40%	8.64%	8.58%	.78%
	Class 2	–8.61	6.14	8.37	8.31	1.03
	Class 4	–8.81	5.90	8.11	8.04	1.28

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund lost 0.27% for the six months ended June 30, 2015, trailing its benchmark index, the S&P 500, which gained 1.23%.

U.S. economic growth appeared to stall in the first quarter and in the early part of the second, but it seems to be getting back on track. One of the big questions the market is wrestling with is the pace and timing of the Federal Reserve’s anticipated interest rate increase.

Health care companies Gilead Sciences and AbbVie boosted fund results, along with double-digit returns from Western Union. Kraft Foods benefited the fund after its first-quarter earnings beat expectations. Investments in telecommunication services company CenturyLink and American energy generator and distributor Exelon held back fund returns.

Two interesting questions to ponder are how financial services companies will react to the hike in interest rates when it happens, and whether the recent weakness in commodity-related stocks will persist. On the former question, the fund does not have a heavy weighting in financial services companies. Thus far this appears to be the right decision, as it is difficult to envision a strong and consistent increase in interest rates, but our views may change. On the latter question, it seems likely that current commodity prices (and therefore prices for commodity-related companies) are below levels that can be sustained on a long-term basis, so we expect to see prices for commodities eventually rise.

			Percent of net assets
Largest individual	Amgen	5.77%	Exelon	2.59%
equity securities	Gilead Sciences	5.21	Altria	2.56
	Verizon Communications	4.87	Western Union	2.33
	AT&T	3.91	CenturyLink	2.24
	AbbVie	2.64	Intel	2.18

American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since July 5, 2001)	ratio
	Class 1	6.88%	16.21%	7.52%	5.78%	.42%
	Class 2	6.51	15.89	7.24	5.50	.67
	Class 4	6.26	15.74	7.04	5.28	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through   January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund climbed 3.45% for the six months ended June 30, 2015, outpacing the MSCI ACWI (All Country World Index),* which advanced 2.66%.

Global stocks faltered in the second quarter as optimism over signs of improving economic growth was offset by the intensifying Greek debt crisis and fears of rising interest rates.

The fund’s strongest sector on both an absolute and relative basis was telecommunication services. Two holdings, the Philippines-based Globe Telecom and U.K. company TalkTalk Telecom, were among the top five relative contributors for the period. Investments in the information technology, consumer discretionary, financials and consumer staples sectors also contributed to returns on both an absolute and relative basis, while a low weighting in the weak energy sector added relative value.

Disappointing results from two leading U.S. airlines, United Continental and American, were the major contributing factor to the industrials sector being the fund’s worst on a relative basis, though holdings in materials recorded a greater decline that was offset by a lower weighting.

On a country basis, holdings in the Philippines, U.K. and U.S. were the primary relative contributors, while investments in Spain hampered returns.

While some stock markets remain volatile and others have experienced disappointing economic growth, the fund’s portfolio managers are optimistic that they can continue to uncover promising long-term investment opportunities.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin		Short-term securities & other
	United States	46.9%	Japan	5.7%	assets less liabilities	2.5%
	Canada	2.3	Taiwan	3.5
	Other	1.1	Hong Kong	2.5	Total	100.0%
		50.3	India	2.2
			Philippines	1.9
	Europe		Australia	1.4
	United Kingdom	8.9	China	1.1
	France	6.2	Other	.9
	Switzerland	3.5		19.2
	Spain	3.2
	Germany	1.8	Other regions
	Other	2.9	South Africa	1.5
		26.5

			Percent of net assets
Largest individual	Taiwan Semiconductor Manufacturing	3.24%	Novartis	1.84%
equity securities	Merck	2.33	CME Group	1.82
	Microsoft	2.30	Orange	1.63
	AXA	2.21	Vertex Pharmaceuticals	1.58
	Banco Santander	1.91	D.R. Horton	1.47

American Funds Insurance Series

Global Growth and Income Fund

Average annual	For periods ended June 30, 2015
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since May 1, 2006)	ratio
	Class 1	2.91%	13.20%	6.29%	.63%
	Class 2	2.71	12.92	6.03	.88
	Class 4	2.50	12.70	5.80	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 2.97% for the six months ended June 30, 2015, while the S&P 500 rose 1.23%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. An improving U.S. economy and the prospect of a “normal” interest rate hike by the Federal Reserve offset concerns about the ongoing Greek debt crisis and a potential slowdown in China.

Holdings in the consumer discretionary sector were the primary drivers of the fund’s return. Third-largest holding Amazon was the main contributor to relative returns, while streaming media leader Netflix was among the top five. Health care investments also did well, with largest holding Gilead Sciences adding significantly to the fund’s result.

Modest gains from holdings in the weak financials and consumer staples sectors also contributed to relative results, as did the fund’s limited exposure to utilities, the market’s frailest sector.

The fund’s weakest sector on a relative basis was information technology, which included the two largest detractors to relative returns: Apple (the consequence of a low weighting) and Yahoo. Holdings in the industrials sector also held back returns.

Looking ahead, the fund’s portfolio managers remain optimistic about long-term prospects for U.S. companies and global economic growth.

			Percent of net assets
Largest individual	Gilead Sciences	3.77%	Verizon Communications	1.75%
equity securities	Amgen	3.06	Celanese	1.70
	Amazon	2.52	Oracle	1.66
	Google	2.47	Microsoft	1.65
	Texas Instruments	2.29	Philip Morris International	1.46

American Funds Insurance Series

Growth-Income Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	6.79%	16.82%	7.69%	11.34%	.29%
	Class 2	6.52	16.52	7.42	11.04	.54
	Class 3	6.58	16.60	7.50	11.14	.47
	Class 4	6.25	16.26	7.17	10.79	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund rose 3.52% for the six months ended June 30, 2015, while the MSCI ACWI (All Country World Index) ex USA* gained 4.03%.

Markets outside the U.S. produced mixed returns in the first half of 2015 as optimism over signs of improving economic growth was offset by the intensifying Greek debt crisis and fears of rising interest rates.

The fund’s best results came from holdings in the financials and consumer staples sectors. Hong Kong–based conglomerate Cheung Kong Property Holdings was the primary contributor to relative returns, followed by Japan Tobacco and Japanese snack company CALBEE.

The fund lagged the index primarily because of its limited exposure to the strong Japanese market, which benefited from quantitative easing and a weak currency. The fund’s focus on higher yielding companies detracted as this area of the market suffered during the period.

China’s economic slowdown continues to hurt holdings in the materials sector, including Fortescue Metals Group, an Australian iron ore producer that was the fund’s primary drag on relative returns.

Looking forward, the fund’s portfolio managers expect the mining sector to bottom out as the Chinese market stabilizes. With a healthy cash position, the fund is ready to take advantage of opportunities to invest in high-quality Chinese companies at attractive valuations.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin		The Americas
	United Kingdom	23.8%	Hong Kong	8.8%	Canada	3.9%
	Switzerland	6.3	Japan	4.2	United States	3.3
	Germany	5.1	Thailand	3.8	Other	1.4
	France	4.5	Australia	3.3		8.6
	Portugal	3.8	India	1.7	Other regions
	Sweden	3.3	China	1.3	Other	.9
	Finland	2.1	Singapore	1.2
	Spain	1.9	Taiwan	1.1	Short-term securities & other
	Ireland	1.5	Other	1.1	assets less liabilities	8.8
	Other	2.9		26.5
		55.2			Total	100.0%

			Percent of net assets
Largest individual	Novartis	3.92%	CK Hutchison Holdings	1.74%
equity securities	EDP - Energias de Portugal	3.85	Cheung Kong Property Holdings	1.71
	Philip Morris International	2.94	Royal Dutch Shell	1.65
	SSE	2.67	H&M	1.64
	Prudential	2.47	Imperial Tobacco	1.51

American Funds Insurance Series

International Growth and Income Fund

Average annual	For periods ended June 30, 2015
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since November 18, 2008)	ratio
	Class 1	–4.71%	9.57%	11.96%	.68%
	Class 2	–4.93	9.31	11.69	.93
	Class 4	–5.17	9.11	11.47	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder rose 1.12% for the six months ended June 30, 2015, slightly trailing the S&P 500, which gained 1.23%. The MSCI ACWI (All Country World Index) ex USA* advanced 4.03%. The Lipper Global Equity Income Funds Average, a measure of similar funds, gained 0.87%.

Supported by central bank stimulus and solid corporate earnings, stock markets in developed countries rose in the first half of 2015. However, the environment proved more challenging for dividend-paying stocks, which are the fund’s primary focus.

Investments in consumer staples and consumer discretionary stocks provided the fund’s best returns, though a low weighting in the latter — the S&P 500’s second-best sector for the period — detracted slightly from relative results.

The weakest sectors for both the fund and the index were energy and utilities. While energy stocks have been hurt by lower oil prices, the fund’s portfolio managers believe the situation will stabilize in the coming months as U.S. and other non-OPEC oil production begins to fall. Utility stocks, which investors often choose as bond proxies, declined in value as U.S. Treasury yields rose.

To meet the fund’s primary objectives of providing above-average and growing income, the portfolio managers select companies dedicated to both paying dividends and increasing them over time. During the period, the fund paid dividends totaling 15 cents a share, equivalent to a yield of 3.12% for Class 1 shares.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin		Other regions
	United States	50.3%	Hong Kong	3.4%	South Africa	.1%
	Canada	1.3	Japan	2.3
		51.6	China	1.5	Short-term securities & other
			Singapore	1.2	assets less liabilities	3.6
	Europe		Australia	1.1
	United Kingdom	17.7	Other	1.5	Total	100.0%
	Sweden	4.2		11.0
	Germany	3.0
	Finland	2.5
	Switzerland	2.3
	France	1.7
	Other	2.3
		33.7

American Funds Insurance Series

Capital Income Builder

Average annual total	For periods ended June 30, 2015
returns based on			Lifetime	Expense
a $1,000 investment		1 year	(since May 1, 2014)	ratio
	Class 1	–1.34%	0.97%	.53%
	Class 2	–1.24	1.06	.78
	Class 4	–1.76	0.48	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution services permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, a mix of stocks and bonds, rose 0.93% for the six months ended June 30, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.23% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above) declined 0.10%. A blend of the two indexes, the 60/40 S&P/Barclays Index,* advanced 0.79%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. Optimism over the improving U.S. economy and a potential interest rate hike was tempered by a slowdown in corporate earnings growth and concerns about the ongoing Greek debt crisis. Bonds declined despite a late rally fueled by demand for safe-haven assets as Greece reignited.

The fund gained in several sectors, with holdings in one of the largest — consumer discretionary — making the same contribution on a relative basis as one of the smallest — utilities — thanks to the fund’s modest positive result in the latter sector, which declined almost 11% in the index. At the end of the period, the fund held no utilities.

Amazon, the fund’s fifth-largest holding at June 30, was the primary contributor to relative returns. The fund’s weakest sectors on both an absolute and relative basis were information technology, energy and materials.

The fund’s fixed-income holdings advanced for the period. High-yield corporate bonds and federal agency mortgage-backed securities accounted for most of the gain.

			Percent of net assets
Largest individual	Microsoft	3.77%	JPMorgan Chase	1.82%
equity securities	Comcast	2.36	Home Depot	1.49
	Lockheed Martin	2.19	ACE	1.48
	Merck	1.85	Boeing	1.33
	Amazon	1.85	Philip Morris International	1.27

American Funds Insurance Series

Asset Allocation Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since August 1,1989)	ratio
	Class 1	2.54%	13.21%	7.42%	8.51%	.30%
	Class 2	2.29	12.94	7.15	8.23	.55
	Class 3	2.34	13.02	7.23	8.32	.48
	Class 4	2.05	12.74	6.93	7.99	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 0.75% for the six months ended June 30, 2015. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 2.66%, while the Barclays Global Aggregate Index, a measure of investment-grade bonds, lost 3.08%. The 60% MSCI ACWI/40% Barclays Global Aggregate Index2 increased 0.39%.

The global economic environment is gently gathering steam, with certain pockets of strength. The U.S. economy is improving and that of Europe is slowly progressing, despite Greece’s problems. Germany has experienced positive growth, and the U.K. is stronger than was anticipated at the start of the year. Japan’s economy is improving, but China’s is continuing to slow.

Japanese holdings did well, led by information technology companies Nintendo and Murata Manufacturing. U.S. health insurer Humana boosted results as its sector experienced robust mergers-and-acquisitions activity. Investments in energy companies, such as Royal Dutch Shell, offset portfolio gains, as did holdings in U.K.-based stocks. Managers recently allocated more cash to fixed-income investments, but the fund still remains on the low end of its typical range of allocation in fixed income. The fixed-income segment of the fund lagged the index as relative results were helped by low exposure to the euro and hurt by Japanese bonds.

A likely challenge for managers is that areas that have traditionally been defensive, such as utilities and consumer staples, are expensive and their growth has slowed. There is general acceptance that U.S. interest rates will rise; however, there is some uncertainty as to the timing. As markets contemplate the rise and spread of increases, there could be some choppiness. Despite some uncertainty, there is no shortage of “buy” ideas among the fund’s managers.

	Percent of net assets			Percent of net assets
Largest sectors	Financials	10.4%	Largest fixed-income	U.S. Treasury	8.86%
in common stock	Industrials	9.4	holdings (by issuer)	United Kingdom Government	1.59
holdings	Health care	8.6		Government National Mortgage Assn.	1.47
	Information technology	8.4		Mexican Government	1.45
	Consumer staples	8.4		Japanese Government	1.40

					Percent of net assets
Currency					Short-term
diversification				Forward	securities &
			Bonds &	currency	other assets
		Equity securities	notes	contracts	less liabilities	Total
	U.S. dollars	30.3%	18.3%	.1	5.3%	54.0%
	Euros	13.4	3.5	.2	—	17.1
	British pounds	5.8	1.9	(.8)	—	6.9
	Japanese yen	4.4	1.4	.8	—	6.6
	Hong Kong dollars	3.0	—	—	—	3.0
	Swiss francs	2.7	—	—	—	2.7
	Danish krone	1.0	.6	—	—	1.6
	Mexican pesos	—	1.4	—	—	1.4
	Polish zloty	—	1.3	(.1)	—	1.2
	Swedish krona	1.0	.2	(.2)	—	1.0
	Other currencies	1.9	2.6	—	—	4.5
						100.0%

American Funds Insurance Series

Global Balanced Fund

			Percent of net assets
Largest individual	ASML	2.24%	BAE Systems	1.44%
equity securities	Microsoft	2.06	Comcast	1.36
	Merck	2.04	ORIX	1.31
	Humana	1.80	Banco Santander	1.25
	Nintendo	1.44	Novartis	1.24

Average annual	For periods ended June 30, 2015
total returns based on			Lifetime	Expense
a $1,000 investment		1 year	(since May 2, 2011)	ratio
	Class 1	–1.94%	5.02%	.71%
	Class 2	–2.26	4.75	.96
	Class 4	–2.10	4.74	1.21 [3]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 60% MSCI ACWI/40% Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund lost 0.18% for the six months ended June 30, 2015. Its benchmark, the Barclays U.S. Aggregate Index, dipped 0.10%.

Two major focuses for the fund are the expansion of the U.S. economy, and when and how aggressively the Federal Reserve removes its highly unusual accommodation. The central bank seems concerned about breaking this recovery, but conversely, it is also worried there is not enough inflation. Our expectation is that the Fed will hike interest rates a few times and then wait to assess the effects.

The portfolio has a heavy emphasis on five-year Treasuries in anticipation of slower moves by the Fed, which helped fund results. The fund also has a position in Treasury Inflation Protected Securities (TIPS), and with the Fed allowing for inflation, it has continued to help relative values expand for TIPS. The fund had a small number of emerging markets holdings due to valuation concerns and the impending Fed rate hike, and had low overall credit risk as a hedge against the possibility of liquidity issues. The fund’s low concentration in mortgages was helpful.

The U.S. economy is slowly expanding — job growth has been steady and wages are finally starting to improve. But capital expenditures remain subdued, which is worrisome at this stage of an expansion. Wage growth is still behind expectations and inflation is below where it should be. Still, our core view is that the economy is improving, giving companies room for continued expansion.

			Percent of net assets
Largest holdings	U.S. Treasury	34.81%	Reynolds American	.77%
(by issuer)	Government National Mortgage Assn.	8.16	Spanish Government	.77
	Fannie Mae	6.53	Actavis Funding	.63
	Freddie Mac	2.30	Morgan Stanley	.52
	AbbVie	.88	United Mexican States Government	.52

American Funds Insurance Series

Bond Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since January 2, 1996)	ratio
	Class 1	1.25%	3.44%	3.57%	4.96%	.39%
	Class 2	1.00	3.19	3.32	4.70	.64
	Class 4	0.78	2.96	3.07	4.44	.89

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined 2.57% for the six months ended June 30, 2015, ahead of the Barclays Global Aggregate Index, which lost 3.08%.

In the first quarter of 2015, many currencies fell and the U.S. dollar rose, a situation that was partly reversed in the second quarter. Over the entire six-month period, the U.S. dollar strengthened against many developing market currencies and the Japanese yen. The euro fluctuated, but finished down 7.92% against the dollar.

The fund benefited mainly from low weightings in the weak Japanese yen, euro and Canadian dollar, as well as low weightings in European bonds outside the euro zone.

The Mexican peso and Colombian peso weakened, while Mexican bonds tightened relative to U.S. bonds, which helped the fund’s results. Colombian bond spreads were almost unchanged during the period.

			Percent of net assets
Currency weighting (after hedging) by country		Non-U.S. government bonds by country

United States[1]	54.0%	EMU[2]:
EMU[2]	14.2	Spain	3.2%
Japan	11.7	Ireland	2.1
Poland	4.6	Italy	1.6
Hungary	4.0	Slovenia	1.1
Mexico	3.7	Other	1.6	9.6%
India	2.5
United Kingdom	1.4	Hungary		5.1
Malaysia	.9	Japan		4.7
Indonesia	.7	Poland		4.0
Colombia	.5	United Kingdom		3.9
Norway	.4	Mexico		3.9
Canada	.3	India		2.5
South Africa	.3	Malaysia		1.1
Brazil	.3	Indonesia		1.0
Australia	.2	Other		4.4
Turkey	.1	Total		40.2%
Israel	.1
Sweden	.1
Total	100.0%

			Percent of net assets
Largest holdings	U.S. Treasury	21.02%	United Mexican States Government	3.86%
(by issuer)	Hungarian Government	5.07	Government National Mortgage Assn.	3.36
	Japanese Government	4.73	Spanish Government	3.16
	Polish Government	4.05	Indian Government	2.50
	United Kingdom Government	3.86	Irish Government	2.13

American Funds Insurance Series

Global Bond Fund

Average annual	For periods ended June 30, 2015
total returns based on				Lifetime	Expense
a $1,000 investment		1 year	5 years	(since October 4, 2006)	ratio
	Class 1	–6.27%	2.77%	4.42%	.57%
	Class 2	–6.48	2.52	4.15 [3]	.82
	Class 4	–6.81	2.34	3.95	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 11.8%.
[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for typical estimated expenses at the time of the share-class inception.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 1.73% for the six months ended June 30, 2015. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 2.53%.

Historically low interest rates and inexpensive financing continued to support buyer demand for higher yielding investments. While there was a good deal of new supply, the majority of debt issuance was refinancing.

There were decent returns in high yield. Spreads narrowed, which basically offset the slight increase in U.S. Treasury yields. Yields have not changed substantially, however. After a very weak fourth quarter, energy-related bonds stabilized a bit; some rebounded, but others weakened further. On balance, it is a much more stable backdrop, and many companies were able to issue new debt. Telecommunication services and health care were stronger sectors.

We are concerned about stretched valuations as spreads have continued to narrow. Defaults are still low, and there is some evidence that leverage is increasing at the margin. Mergers-and-acquisitions activity is increasing. Companies, however, are taking advantage of low yields and continue to issue new debt.

			Percent of net assets
Largest holdings	Valeant Pharmaceuticals International	2.54%	Numericable Group	1.94%
(by issuer)	Inventiv	2.31	T-Mobile US	1.90
	Sprint	2.23	Intelsat Jackson	1.69
	Kinetic Concepts	2.16	Reynolds Group	1.62
	First Quantum Minerals	2.13	NGPL PipeCo	1.51

American Funds Insurance Series

High-Income Bond Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	–1.42%	7.26%	6.08%	9.13%	.48%
	Class 2	–1.72	6.99	5.82	8.79	.73
	Class 3	–1.72	7.06	5.88	8.93	.66
	Class 4	–1.96	6.83	5.60	8.60	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 0.64% for the six months ended June 30, 2015, while the Barclays U.S. Mortgage Backed Securities Index rose 0.31%.

Yields for longer maturity U.S. Treasuries rose during the first half of 2015. This only partially offset the decline in yields for these securities during 2014. Although yields were higher on June 30 than at the start of the year, January saw a steep drop in Treasury yields where mortgages underperformed significantly. The subsequent increase in yields saw mortgages recoup only a portion of these early losses.

The fund has been consistently positioned for stable or lower interest rates in the U.S., despite already relatively low rates. The portfolio managers’ view is one of a “lower for longer” federal funds rate relative to market expectations.

In addition, any potential economic or financial market disruptions — generated from within the U.S. or outside —may cause a flight to quality into Treasuries, which would also benefit fund shareholders.

The fund’s managers have consistently maintained a meaningful exposure to longer maturity Treasury Inflation Protected Securities (TIPS) with the expectation that inflation is significantly more likely to increase than decrease.

		Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Ginnie Mae	50.8%
obligations	Fannie Mae	10.2
	Freddie Mac	.9	61.9%
	Other		6.1
	Total		68.0%

American Funds Insurance Series

Mortgage Fund

Average annual	For periods ended June 30, 2015
total returns based on			Lifetime	Expense
a $1,000 investment		1 year	(since May 2, 2011)	ratio
	Class 1	2.15%	2.91%	.45%
	Class 2	1.81	2.65	.70
	Class 4	1.59	2.53	.95

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 0.68% for the six months ended June 30, 2015, ahead of the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 0.17%.

During the first half of 2015, the yield on the 10-year U.S. Treasury rose from 2.12% to 2.35%. Most of the increase occurred in the second quarter, largely driven by an improving U.S. economy and growing market confidence that the Federal Reserve would begin to raise interest rates in the second half of 2015.

The higher U.S. yields were partly attributable to the increase in European government bond yields. For example, the yield on the 10-year German bund climbed from 8 basis points in mid-April to 76 basis points by the end of June.

While rates in general rose over the period, those for long-term securities climbed to a greater degree. For example, the yield on the 5-year U.S. Treasury rose only a few basis points, while the 30-year added 42 basis points. Inflation expectations based on Treasury Inflation Protected Securities (TIPS) valuations also rose by around 20 basis points. These increases are a reflection of higher oil prices and the anticipation of more positive growth in the U.S. and Europe.

During the period the fund reduced its weighting in Treasuries, and added to its positions in U.S. guaranteed agency and agency mortgage-backed securities. The fund also maintained its position in TIPS at around 10%.

The fund’s yield curve and TIPS positions added value over the six months.

		Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Ginnie Mae	28.7%
obligations	Fannie Mae	4.9
	Freddie Mac	1.7	35.3%
	Other		2.5
	Total		37.8%

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 years	10 years	(since December 2, 1985)	ratio
	Class 1	2.08%	2.67%	4.02%	6.22%	.35%
	Class 2	1.83	2.42	3.76	5.92	.60
	Class 3	1.88	2.49	3.84	6.03	.53
	Class 4	1.59	2.25	3.55	5.71	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2015

American Funds Insurance Series

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.27% for the six months ended June 30, 2015.

Short-term interest rates remained at historically low levels during the period. As a result, the fund’s expenses again exceeded its income.

Investors should expect this situation to continue until short-term rates begin to rise. The Federal Reserve has indicated that an interest rate increase is likely before the end of the year.

Average annual	For periods ended June 30, 2015
total returns based on					Lifetime	Expense
a $1,000 investment		1 year	5 year	10 year	(since February 8, 1984)	ratio
	Class 1	–0.27%	–0.23%	1.22%	3.75%	.34%
	Class 2	–0.54	–0.48	0.96	3.46	.59
	Class 3	–0.36	–0.39	1.04	3.57	.52
	Class 4	–0.62	–0.58	0.79	3.26	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

As of June 30, 2015, Cash Management Fund’s annualized seven-day SEC yield was –0.25% for Class 1 shares; –0.50% for Class 2 shares; –0.43% for Class 3 shares; and –0.75% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

	Percent of net assets
Where the fund’s	Federal agency discount notes	62.3%
assets were	U.S. Treasury	19.2
invested as of	Commercial paper	16.5
June 30, 2015	U.S. Treasury bonds & notes	1.4
	Other assets less liabilities	.6
	Total	100.0%

American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 2.73% for the six months ended June 30, 2015, while the S&P 500 rose 1.23%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2015
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio*	ratio*
	Class P1	1.93%	9.24%	.97%	.71%
	Class P2	1.52	8.86	1.22	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund gained 2.00% for the six months ended June 30, 2015. The MSCI ACWI (All Country World Index) ex USA* climbed 4.03%.

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2015
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio†	ratio†
	Class P1	–4.75%	2.58%	1.14%	.88%
	Class P2	–5.22	2.21	1.39	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

* The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

† Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund declined 2.51% for the six months ended June 30, 2015. The S&P 500 rose 1.23%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2015
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio*	ratio*
	Class P1	0.23%	8.35%	1.03%	.77%
	Class P2	–0.14	7.98	1.28	1.02

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

* Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 0.26% for the six months ended June 30, 2015. The S&P 500 rose 1.23%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total	For periods ended June 30, 2015
returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since May 1, 2013)	ratio*	ratio*
	Class P1	0.33%	9.79%	.91%	.65%
	Class P2	–0.10	9.41	1.16	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

* Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 0.17% for the six months ended June 30, 2015. Over the same period, the S&P 500 rose 1.23%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), declined 0.10%. A blend of the two indexes, the 60/40 S&P/Barclays Index,* was up 0.79%.

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual	For periods ended June 30, 2015
total returns based on			Lifetime	Gross expense	Net expense
a $1,000 investment		1 year	(since September 28, 2012)	ratio	ratio
	Class P1	0.60%	8.93%	.82%	.66%
	Class P2	0.38	8.69	1.07	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 97.39%		Shares	Value (000)
Health care	Novo Nordisk A/S, Class B	4,401,000	$239,783
21.08%	Vertex Pharmaceuticals Inc.[1]	1,419,000	175,218
	Regeneron Pharmaceuticals, Inc.[1]	336,400	171,608
	UnitedHealth Group Inc.	840,000	102,480
	Novartis AG	900,000	88,705
	Merck & Co., Inc.	1,324,000	75,375
	Express Scripts Holding Co.[1]	770,000	68,484
	Bristol-Myers Squibb Co.	865,600	57,597
	Bayer AG	349,300	48,891
	Hologic, Inc.[1]	1,279,992	48,716
	Other securities		123,035
			1,199,892

Information	ASML Holding NV (New York registered)	647,176	67,390
technology	ASML Holding NV	624,897	64,581
20.18%	Nintendo Co., Ltd.	787,700	131,750
	Taiwan Semiconductor Manufacturing Co., Ltd.	23,830,000	108,513
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	480,000	10,901
	Alcatel-Lucent[1]	22,539,144	82,118
	Google Inc., Class A1	67,700	36,561
	Google Inc., Class C1	67,885	35,335
	Visa Inc., Class A	1,053,200	70,722
	Microsoft Corp.	1,572,000	69,404
	Murata Manufacturing Co., Ltd.	323,000	56,374
	AAC Technologies Holdings Inc.	8,132,040	45,950
	Naver Corp.	76,600	43,538
	Alibaba Group Holding Ltd. (ADR)[1]	476,150	39,173
	ASM Pacific Technology Ltd.	3,900,000	38,640
	Cognizant Technology Solutions Corp., Class A1	620,000	37,876
	Other securities		209,721
			1,148,547

Consumer	Amazon.com, Inc.[1]	446,900	193,995
discretionary	Home Depot, Inc.	1,161,000	129,022
17.96%	Priceline Group Inc.[1]	104,000	119,742
	Walt Disney Co.	541,205	61,773
	Liberty Global PLC, Class C1	816,465	41,338
	Liberty Global PLC, Class A1	327,449	17,705
	ASOS PLC[1]	802,304	48,899
	Industria de Diseño Textil, SA	1,460,000	47,455
	CBS Corp., Class B	702,500	38,989
	HUGO BOSS AG	335,500	37,497
	Other securities		286,088
			1,022,503

Financials	AIA Group Ltd.	13,602,500	89,057
14.06%	ORIX Corp.	4,990,000	74,248
	JPMorgan Chase & Co.	1,065,000	72,164
	Moody’s Corp.	569,000	61,429
	Tokio Marine Holdings, Inc.	972,600	40,482
	HSBC Holdings PLC (GBP denominated)	4,320,228	38,699
	AEON Financial Service Co., Ltd.	1,365,000	37,921
	Other securities		386,650
			800,650

American Funds Insurance Series

Global Growth Fund

Common stocks		Shares	Value (000)
Industrials	AA PLC[1]	9,950,681	$57,959
7.51%	Airbus Group SE, non-registered shares	645,000	41,850
	Geberit AG	119,668	39,896
	Other securities		287,941
			427,646
Consumer staples	Associated British Foods PLC	2,095,000	94,507
6.87%	Kao Corp.	1,198,000	55,727
	Colgate-Palmolive Co.	632,000	41,339
	Nestlé SA	545,000	39,347
	Other securities		159,994
			390,914

Telecommunication	SoftBank Corp.	1,068,000	62,910
services	BT Group PLC	6,710,000	47,465
2.88%	Other securities		53,605
			163,980

Energy	Other securities		142,915
2.51%

Materials	Other securities		116,906
2.05%

Utilities	Other securities		28,874
0.51%

Miscellaneous	Other common stocks in initial period of acquisition		101,274
1.78%	Total common stocks (cost: $4,040,003,000)		5,544,101

Preferred securities 0.00%
Financials	Other securities		135
0.00%	Total preferred securities (cost: $434,000)		135

Bonds, notes & other debt instruments 0.36%		Principal amount (000)
U.S. Treasury bonds & notes 0.36%
U.S. Treasury	Other securities		20,279
0.36%	Total bonds, notes & other debt instruments (cost: $20,273,000)		20,279

Short-term securities 2.91%
	Freddie Mac 0.18%–0.21% due 12/8/2015–1/4/2016	$53,800	53,773
	Other securities		111,979
	Total short-term securities (cost: $165,720,000)		165,752

	Total investment securities 100.66% (cost: $4,226,430,000)		5,730,267
	Other assets less liabilities (0.66)%		(37,610)
	Net assets 100.00%		$5,692,657

American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities within “Other securities” (with an aggregate value of $74,982,000, which represented 1.32% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $126,563,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation) appreciation
	Settlement		Receive	Deliver	at 6/30/2015
	date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	7/8/2015	Bank of America, N.A.	$12,735	¥1,575,000	$(136)
Japanese yen	7/9/2015	Citibank	$3,332	¥410,000	(18)
Japanese yen	7/9/2015	Bank of America, N.A.	$2,908	¥360,000	(34)
Japanese yen	7/13/2015	JPMorgan Chase	$1,291	¥160,000	(16)
Japanese yen	7/29/2015	Bank of America, N.A.	$7,213	¥884,000	(13)
Japanese yen	8/10/2015	Bank of America, N.A.	$1,286	¥160,000	(22)
Japanese yen	8/14/2015	UBS AG	$1,310	¥160,000	2
Japanese yen	8/19/2015	Bank of New York Mellon	$8,384	¥1,000,000	208
Japanese yen	9/4/2015	Bank of America, N.A.	$79,187	¥9,800,000	(954)
					$(983)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item. 1Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 89.38%		Shares	Value (000)
Consumer	Netflix, Inc.[1]	269,000	$176,717
discretionary	Lions Gate Entertainment Corp.	2,460,000	91,143
20.24%	zooplus AG, non-registered shares[1,2]	357,716	50,648
	Domino’s Pizza, Inc.	423,300	48,002
	Penske Automotive Group, Inc.	729,000	37,988
	Cedar Fair, LP	687,000	37,435
	Melco Crown Entertainment Ltd. (ADR)	1,432,000	28,110
	Ted Baker PLC	517,162	23,695
	Other securities		463,602
			957,340

Health care	bluebird bio, Inc.[1]	913,659	153,833
19.23%	Ultragenyx Pharmaceutical Inc.[1]	836,206	85,619
	GW Pharmaceuticals PLC (ADR)[1]	559,950	68,784
	EXACT Sciences Corp.[1]	2,266,609	67,409
	Illumina, Inc.[1]	288,800	63,062
	Endo International PLC[1]	759,224	60,472
	BioMarin Pharmaceutical Inc.[1]	416,800	57,010
	athenahealth, Inc.[1]	396,600	45,442
	Myriad Genetics, Inc.[1]	1,274,898	43,334
	Hikma Pharmaceuticals PLC	1,424,000	43,250
	Kite Pharma, Inc.[1]	595,539	36,310
	Alexion Pharmaceuticals, Inc.[1]	183,182	33,114
	Other securities		152,212
			909,851

Information	Qorvo, Inc.[1]	1,783,038	143,124
technology	Palo Alto Networks, Inc.[1]	497,300	86,878
15.08%	AAC Technologies Holdings Inc.	11,213,100	63,359
	Semiconductor Manufacturing International Corp.[1]	358,447,500	39,306
	Topcon Corp.	1,260,510	30,384
	Zoopla Property Group PLC	5,616,720	24,534
	Other securities		325,901
			713,486

Industrials	International Container Terminal Services, Inc.	27,060,000	66,135
10.73%	AA PLC[1]	7,606,604	44,306
	ITT Corp.	801,000	33,514
	Moog Inc., Class A1	432,100	30,541
	Other securities		333,230
			507,726

Financials	Kotak Mahindra Bank Ltd.	1,641,366	35,956
6.33%	Other securities		263,276
			299,232

Energy	InterOil Corp.[1]	1,184,235	71,291
3.92%	Oasis Petroleum Inc.[1]	1,583,000	25,091
	Other securities		89,268
			185,650

Materials	PolyOne Corp.	720,168	28,209
3.71%	Other securities		147,130
			175,339

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Puregold Price Club, Inc.	37,418,000	$30,704
3.28%	COSMOS Pharmaceutical Corp.	224,000	30,383
	Other securities		94,217
			155,304

Utilities	ENN Energy Holdings Ltd.	9,515,700	57,390
1.89%	Other securities		32,149
			89,539

Telecommunication	Other securities		5,278
services
0.11%

Miscellaneous	Other common stocks in initial period of acquisition		229,928
4.86%	Total common stocks (cost: $3,048,980,000)		4,228,673

Rights & warrants 0.06%
Other	Other securities		2,032
0.04%

Miscellaneous	Other rights & warrants in initial period of acquisition		588
0.02%	Total rights & warrants (cost: $281,000)		2,620

Convertible stocks 0.14%
Health care	Other securities		6,481
0.14%	Total convertible stocks (cost: $3,307,000)		6,481

		Principal amount
Bonds, notes & other debt instruments 0.22%		(000)
U.S. Treasury bonds & notes 0.22%
U.S. Treasury	Other securities		10,682
0.22%	Total bonds, notes & other debt instruments (cost: $10,681,000)		10,682

Short-term securities 10.74%
	American Honda Finance Corp. 0.13% due 8/24/2015	$30,000	29,993
	Bank of Nova Scotia 0.31% due 11/9/2015[3]	25,000	24,972
	Chariot Funding, LLC 0.40% due 12/15/2015[3]	34,000	33,935
	Commonwealth Bank of Australia 0.19% due 8/28/2015[3]	45,000	44,989
	Emerson Electric Co. 0.12% due 9/17/2015[3]	30,000	29,988
	Fannie Mae 0.07%–0.22% due 7/6/2015–3/1/2016	43,300	43,272
	Federal Home Loan Bank 0.07%–0.13% due 7/31/2015–11/13/2015	100,700	100,698
	General Electric Co. 0.06% due 7/1/2015	26,000	26,000
	Kells Funding, LLC 0.14% due 7/14/2015[3]	33,600	33,598

American Funds Insurance Series

Global Small Capitalization Fund

		Principal amount	Value
Short-term securities		(000)	(000)
	Svenska Handelsbanken Inc. 0.20% due 8/27/2015[3]	$23,750	$23,742
	USAA Capital Corp. 0.10% due 7/28/2015	24,817	24,815
	Other securities		92,112
	Total short-term securities (cost: $508,102,000)		508,114

	Total investment securities 100.54% (cost: $3,571,351,000)		4,756,570
	Other assets less liabilities (0.54)%		(25,507)
	Net assets 100.00%		$4,731,063

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral. The total value of pledged collateral was $394,000, which represented .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $25,526,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation) appreciation
	Settlement		Receive	Deliver	at 6/30/2015
	date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/14/2015	Barclays Bank PLC	$759	A$1,000	$ (12)
Australian dollars	7/28/2015	UBS AG	$772	A$1,000	1
British pounds	7/21/2015	Bank of New York Mellon	$41,311	£26,517	(348)
British pounds	7/23/2015	Citibank	$1,956	£1,245	1
British pounds	7/29/2015	Citibank	$22,005	£13,883	196
Euros	7/15/2015	HSBC Bank	$2,692	€2,395	21
Japanese yen	7/15/2015	UBS AG	$10,134	¥1,252,000	(98)
					$(239)

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	$—	$ 50,648
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	22,688
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	9,633
Venture Global LNG, Inc., Class C1,3,4	—	2,760	—	2,760	—	8,280
Victoria Oil & Gas PLC[1]	6,966,560	—	—	6,966,560	—	7,019
Mauna Kea Technologies SA1	881,400	77,000	—	958,400	—	4,274
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	2,710
Canadian Overseas Petroleum Ltd.[1]	19,225,000	—	—	19,225,000	—	1,231
Canadian Overseas Petroleum Ltd. (GBP denominated)[1]	6,050,000	—	—	6,050,000	—	309
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1]	2,555,000	—	—	2,555,000	—	31
Indochine Mining Ltd.[1,4]	73,199,466	—	—	73,199,466	—	—	[5]
Airesis SA1,6	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[1,4,6]	540,900	—	540,900	—	—	—
Wildhorse Energy Ltd. (CDI)[1,4,6]	240,859	540,900	781,759	—	—	—
Wildhorse Energy Ltd., rights, expire 2015[4,6]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[4,6]	1,204,295	—	1,204,295	—	—	—
					$—	$106,823

American Funds Insurance Series

Global Small Capitalization Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $291,812,000, which represented 6.17% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $70,630,000, which represented 1.49% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Unaffiliated issuer at 6/30/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280	.18%
Other private placement securities		9,314	12,488	.26
Total private placement securities		$17,594	$20,768	.44%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 95.98%		Shares	Value (000)
Health care	Incyte Corp.[1]	4,675,000	$487,182
20.06%	Regeneron Pharmaceuticals, Inc.[1]	949,500	484,368
	Express Scripts Holding Co.[1]	4,848,208	431,200
	UnitedHealth Group Inc.	3,510,000	428,220
	Centene Corp.[1]	4,407,000	354,323
	Vertex Pharmaceuticals Inc.[1]	2,585,000	319,196
	Hologic, Inc.[1]	7,913,000	301,169
	Humana Inc.	993,200	189,979
	Biogen Inc.[1]	400,500	161,778
	Agios Pharmaceuticals, Inc.[1]	1,309,120	145,496
	Other securities		1,236,528
			4,539,439

Information	Microsoft Corp.	12,810,000	565,561
technology	ASML Holding NV (New York registered)	3,444,016	358,625
19.38%	ASML Holding NV	1,808,186	186,870
	Google Inc., Class C1	392,221	204,155
	Google Inc., Class A1	249,000	134,470
	Facebook, Inc., Class A1	3,632,685	311,557
	Visa Inc., Class A	4,332,000	290,894
	Apple Inc.	2,256,300	282,996
	salesforce.com, inc.[1]	3,725,000	259,372
	Taiwan Semiconductor Manufacturing Co., Ltd.	48,298,000	219,931
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	986,192	22,397
	Avago Technologies Ltd.	1,816,000	241,401
	Nintendo Co., Ltd.	1,114,960	186,487
	Other securities		1,121,277
			4,385,993

Consumer	Amazon.com, Inc.[1]	2,416,216	1,048,855
discretionary	Home Depot, Inc.	6,170,000	685,672
18.60%	Comcast Corp., Class A	8,820,000	530,435
	Twenty-First Century Fox, Inc., Class A	9,450,000	307,550
	Tiffany & Co.	1,689,000	155,050
	NIKE, Inc., Class B	1,340,000	144,747
	Starbucks Corp.	2,510,000	134,574
	Other securities		1,201,378
			4,208,261

Financials	Wells Fargo & Co.	10,751,096	604,642
13.45%	Berkshire Hathaway Inc., Class A1	1,710	350,293
	Berkshire Hathaway Inc., Class B1	363,734	49,508
	Capital One Financial Corp.	2,455,000	215,966
	Legal & General Group PLC	45,158,246	176,607
	American Express Co.	2,251,000	174,948
	PNC Financial Services Group, Inc.	1,693,600	161,993
	American International Group, Inc.	2,333,300	144,245
	JPMorgan Chase & Co.	2,053,720	139,160
	Other securities		1,026,046
			3,043,408

Consumer staples	Costco Wholesale Corp.	2,390,000	322,793
8.18%	Philip Morris International Inc.	3,280,000	262,958
	Coca-Cola Co.	4,670,000	183,204
	Kerry Group PLC, Class A	2,000,000	148,253
	Other securities		934,346
			1,851,554

American Funds Insurance Series

Growth Fund

Common stocks		Shares	Value (000)
Energy	Concho Resources Inc.[1]	2,065,000	$235,121
7.06%	Noble Energy, Inc.	4,963,000	211,821
	Suncor Energy Inc.	5,502,090	151,539
	Pioneer Natural Resources Co.	1,049,000	145,486
	Weatherford International PLC[1]	10,915,007	133,927
	Other securities		718,378
			1,596,272

Industrials	Boeing Co.	2,250,000	312,120
7.03%	Oshkosh Corp.[2]	4,947,000	209,654
	Rockwell Collins, Inc.	1,775,000	163,921
	Union Pacific Corp.	1,500,000	143,055
	Other securities		761,043
			1,589,793

Other	Other securities		371,810
1.65%

Miscellaneous	Other common stocks in initial period of acquisition		129,992
0.57%	Total common stocks (cost: $14,187,128,000)		21,716,522

Preferred securities 0.00%
Financials	Other securities		31
0.00%	Total preferred securities (cost: $98,000)		31

Rights & warrants 0.05%
Energy	Other securities		10,896
0.05%	Total rights & warrants (cost: $17,544,000)		10,896

Convertible stocks 0.05%
Consumer discretionary	Other securities		10,650
0.05%	Total convertible stocks (cost: $10,650,000)		10,650

Short-term securities 3.77%		Principal amount (000)
	Apple Inc. 0.10% due 7/17/2015[3]	$32,100	32,098
	Coca-Cola Co. 0.11%–0.25% due 7/13/2015–7/22/2015[3]	66,900	66,897
	Federal Home Loan Bank 0.09%–0.18% due 8/3/2015–12/11/2015	241,500	241,481
	Other securities		513,649
	Total short-term securities (cost: $854,032,000)		854,125

	Total investment securities 99.85% (cost: $15,069,452,000)		22,592,224
	Other assets less liabilities 0.15%		33,530
	Net assets 100.00%		$22,625,754

American Funds Insurance Series

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$1,682	$209,654
Myriad Genetics, Inc.[1]	3,480,000	—	—	3,480,000	—	118,285
FCB Financial Holdings, Inc., Class A	265,000	1,625,000	—	1,890,000	—	60,102
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	1,013
					$1,682	$389,054

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $211,736,000, which represented .94% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,430,000, which represented .09% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
KGen Power Corp.	12/19/2006	$1,203	$1,013	.00%
Other private placement securities	6/21/2011-5/22/2015	71,973	14,020	.06
Total private placement securities		$73,176	$15,033	.06

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 90.48%		Shares	Value (000)
Financials	AIA Group Ltd.	28,908,700	$189,268
18.73%	HDFC Bank Ltd.[1]	6,684,908	128,077
	HDFC Bank Ltd. (ADR)	366,700	22,196
	Barclays PLC	33,913,275	138,811
	Prudential PLC	4,380,265	105,474
	Cheung Kong Property Holdings Ltd.[1]	10,435,836	86,567
	Credit Suisse Group AG	2,531,097	69,575
	UBS Group AG	3,019,651	64,046
	BNP Paribas SA	966,046	58,319
	Sun Hung Kai Properties Ltd.	3,345,083	54,201
	Commerzbank AG, non-registered shares[1]	4,107,954	52,507
	Other securities		552,175
			1,521,216

Consumer	Altice SA1	1,014,127	139,686
discretionary	Numericable-SFR, non-registered shares[1]	2,011,856	106,639
13.88%	Toyota Motor Corp.	1,380,700	92,543
	Volkswagen AG, nonvoting preferred	361,062	83,726
	Sands China Ltd.	16,642,000	56,035
	Other securities		649,138
			1,127,767

Health care	Novartis AG	3,589,900	353,826
13.52%	Bayer AG	1,636,326	229,036
	Fresenius SE & Co. KGaA	1,381,806	88,656
	Grifols, SA, Class B, preferred nonvoting, non-registered shares	1,735,509	53,837
	Grifols, SA, Class A, non-registered shares	440,500	17,743
	Grifols, SA, Class B (ADR)	396,845	12,290
	UCB SA	962,000	69,057
	Novo Nordisk A/S, Class B	1,185,000	64,563
	Takeda Pharmaceutical Co. Ltd.	1,051,400	50,781
	Other securities		158,631
			1,098,420

Information	Baidu, Inc., Class A (ADR)[1]	864,400	172,085
technology	Tencent Holdings Ltd.	6,206,500	123,865
11.31%	Samsung Electronics Co., Ltd.	103,840	118,041
	Nintendo Co., Ltd.	652,500	109,137
	Murata Manufacturing Co., Ltd.	464,900	81,140
	MediaTek Inc.	4,935,000	67,496
	Gemalto NV	741,864	66,066
	ASML Holding NV	617,834	63,851
	Other securities		117,136
			918,817

Industrials	Airbus Group SE, non-registered shares	2,250,014	145,990
11.26%	SMC Corp.	324,800	97,837
	Safran SA	1,054,000	71,431
	Jardine Matheson Holdings Ltd.	1,170,600	66,432
	Legrand SA	1,091,500	61,281
	CK Hutchison Holdings Ltd.	3,350,836	49,237
	Other securities		422,854
			915,062

American Funds Insurance Series

International Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Nestlé SA	1,573,200	$113,579
4.78%	Pernod Ricard SA	799,200	92,306
	Associated British Foods PLC	1,443,588	65,121
	Other securities		117,328
			388,334

Materials	Syngenta AG	186,850	75,943
4.41%	Other securities		281,940
			357,883

Telecommunication	SoftBank Corp.	2,528,500	148,939
services	Other securities		150,426
3.69%			299,365

Utilities	Power Grid Corp. of India Ltd.	62,539,040	137,148
3.65%	ENN Energy Holdings Ltd.	9,758,000	58,851
	Other securities		100,260
			296,259

Energy	Royal Dutch Shell PLC, Class B	1,730,000	49,119
3.23%	Other securities		213,612
			262,731

Miscellaneous	Other common stocks in initial period of acquisition		164,332
2.02%	Total common stocks (cost: $6,031,206,000)		7,350,186

Rights & warrants 0.00%
Miscellaneous	Other rights & warrants in initial period of acquisition		350
0.00%	Total rights & warrants (cost: $370,000)		350

Bonds, notes & other debt instruments 0.93%		Principal amount (000)
U.S. Treasury bonds & notes 0.47%
U.S. Treasury	Other securities		38,443
0.47%

Corporate bonds & notes 0.26%
Other	Other securities		21,078
0.26%	Total corporate bonds & notes		21,078

Bonds & notes of governments & government agencies outside the U.S. 0.20%
	Other securities		15,828
	Total bonds, notes & other debt instruments (cost: $74,350,000)		75,349

American Funds Insurance Series

International Fund

Short-term securities 8.65%	Principal amount (000)	Value (000)
Fannie Mae 0.17%–0.18% due 9/1/2015–1/4/2016	$75,000	$74,984
Federal Home Loan Bank 0.07%–0.14% due 7/17/2015–9/23/2015	202,700	202,697
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/8/2015[2]	28,500	28,499
Mizuho Funding LLC 0.28% due 9/21/2015[2]	52,900	52,868
National Australia Bank Ltd. 0.18%–0.21% due 9/2/2015–9/14/2015[2]	75,500	75,481
Thunder Bay Funding, LLC 0.20% due 7/16/2015–9/18/2015[2]	58,700	58,679
Victory Receivables Corp. 0.17%–0.18% due 7/13/2015–7/17/2015[2]	27,200	27,198
Other securities		182,450
Total short-term securities (cost: $702,813,000)		702,856

Total investment securities 100.06% (cost: $6,808,739,000)		8,128,741
Other assets less liabilities (0.06)%		(4,876)
Net assets 100.00%		$8,123,865

This summary investment portfolio is designed to streamline the report and help investors better focus on the funds principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $7,815,000, which represented .10% of the net assets of the fund. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $687,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $181,323,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
Australian dollars	7/28/2015	UBS AG	$5,403	A$7,000	$ 11
British pounds	7/16/2015	UBS AG	$77,783	£50,000	(770)
Euros	7/15/2015	Bank of America, N.A.	$26,348	€23,445	205
Japanese yen	7/8/2015	Barclays Bank PLC	$11,428	¥1,413,000	(118)
Japanese yen	7/15/2015	UBS AG	$19,005	¥2,348,000	(184)
Japanese yen	7/24/2015	Barclays Bank PLC	$42,641	¥5,269,000	(425)
					$(1,281)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $382,562,000, which represented 4.71% of the net assets of the fund.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 84.43%		Shares	Value (000)
Information	Alcatel-Lucent[1]	16,426,961	$59,849
technology	Murata Manufacturing Co., Ltd.	315,300	55,030
15.53%	Taiwan Semiconductor Manufacturing Co., Ltd.	9,322,000	42,449
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,263
	AAC Technologies Holdings Inc.	8,054,500	45,512
	Baidu, Inc., Class A (ADR)[1]	194,700	38,761
	Cognizant Technology Solutions Corp., Class A1	435,000	26,574
	QIWI PLC, Class B (ADR)	742,021	20,814
	Other securities		129,443
			430,695

Financials	ICICI Bank Ltd.	5,903,830	28,555
14.65%	ICICI Bank Ltd. (ADR)	1,000,000	10,420
	Citigroup Inc.	560,000	30,934
	Fibra Uno Administración, SA de CV	12,586,578	29,878
	Housing Development Finance Corp. Ltd.	1,353,000	27,545
	American Tower Corp.	245,000	22,856
	Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	22,235
	AIA Group Ltd.	3,291,600	21,550
	HDFC Bank Ltd. (ADR)	208,400	12,615
	HDFC Bank Ltd.[1]	390,000	7,472
	China Overseas Land & Investment Ltd.	5,492,000	19,378
	Other securities		173,029
			406,467

Consumer	Naspers Ltd., Class N	395,419	61,591
discretionary	Ctrip.com International, Ltd. (ADR)[1]	718,500	52,177
13.99%	Domino’s Pizza, Inc.	338,000	38,329
	Maruti Suzuki India Ltd.	519,500	34,264
	Kroton Educacional SA, ordinary nominative	7,805,000	29,848
	Toyota Motor Corp.	398,900	26,737
	Arcos Dorados Holdings Inc., Class A	4,289,656	22,564
	Other securities		122,457
			387,967

Consumer staples	Lenta Ltd. (GDR)[1]	3,421,224	25,488
8.61%	Lenta Ltd. (GDR)[1,2]	932,100	6,944
	LT Group, Inc.	104,395,900	32,229
	Pernod Ricard SA	208,900	24,128
	Magnit PJSC (GDR)	388,100	21,602
	Shiseido Co., Ltd.	853,000	19,362
	ITC Ltd.	3,715,000	18,385
	Other securities		90,785
			238,923

Energy	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	6,289,853	56,923
7.64%	Petróleo Brasileiro SA (Petrobras), preferred nominative[1]	563,600	2,304
	Reliance Industries Ltd.	3,042,302	47,780
	InterOil Corp.[1]	518,000	31,184
	Royal Dutch Shell PLC, Class B	600,000	17,036
	Royal Dutch Shell PLC, Class B (ADR)	95,000	5,448
	Other securities		51,257
			211,932

American Funds Insurance Series

New World Fund

Common stocks (continued)		Shares	Value (000)
Health care	Novo Nordisk A/S, Class B	1,035,600	$56,424
7.32%	Novartis AG	280,500	27,646
	Novartis AG (ADR)	134,000	13,178
	PerkinElmer, Inc.	450,000	23,688
	Other securities		82,204
			203,140

Industrials	Cummins Inc.	252,000	33,060
5.26%	Airbus Group SE, non-registered shares	431,929	28,025
	ASSA ABLOY AB, Class B	992,658	18,692
	Other securities		66,134
			145,911

Telecommunication	Globe Telecom, Inc.	595,090	33,126
services	SoftBank Corp.	326,200	19,215
2.95%	Other securities		29,536
			81,877

Materials	Klabin SA, units	3,677,000	22,577
1.95%	Other securities		31,368
			53,945

Utilities	China Resources Gas Group Ltd.	7,498,000	22,248
1.60%	Other securities		22,002
			44,250

Miscellaneous	Other common stocks in initial period of acquisition		136,784
4.93%	Total common stocks (cost: $2,063,744,000)		2,341,891

Preferred securities 0.04%
Consumer	Other securities		1,011
discretionary	Total preferred securities (cost: $570,000)		1,011
0.04%

Rights & warrants 0.96%
Consumer staples	Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[2,3]	3,790,000	26,526
0.96%	Total rights & warrants (cost: $29,038,000)		26,526

Bonds, notes & other debt instruments 6.44%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 5.25%
	Other securities		145,759

Corporate bonds & notes 1.00%
Energy	Petrobras Global Finance Co. 6.25%–6.85% 2024–2115	$3,770	3,265
0.50%	Petrobras International Finance Co. 3.875% 2016	400	402
	Other securities		10,266
			13,933

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Other	Other securities		$13,680
0.50%	Total corporate bonds & notes		27,613

U.S. Treasury bonds & notes 0.19%
U.S. Treasury	Other securities		5,167
0.19%	Total bonds, notes & other debt instruments (cost: $182,121,000)		178,539

Short-term securities 8.23%
	Commonwealth Bank of Australia 0.19% due 8/28/2015[2]	$20,000	19,995
	Fannie Mae 0.16% due 8/17/2015	21,500	21,500
	Federal Home Loan Bank 0.06%–0.16% due 7/31/2015–11/16/2015	176,900	176,877
	Other securities		9,999
	Total short-term securities (cost: $228,325,000)		228,371

	Total investment securities 100.10% (cost: $2,503,798,000)		2,776,338
	Other assets less liabilities (0.10)%		(2,758)
	Net assets 100.00%		$2,773,580

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $22,226,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation) appreciation
	Settlement		Receive	Deliver	at 6/30/2015
	date	Counterparty	(000)	(000)	(000)
Sales:
Brazilian reais	7/20/2015	UBS AG	$1,014	BRL3,214	$ (12)
Brazilian reais	7/24/2015	Citibank	$461	BRL1,450	(2)
Brazilian reais	8/3/2015	Citibank	$284	BRL900	(2)
Colombian pesos	7/13/2015	JPMorgan Chase	$1,281	COP3,279,400	23
Colombian pesos	7/14/2015	Citibank	$1,281	COP3,275,250	26
Colombian pesos	8/3/2015	Citibank	$278	COP725,000	1
Japanese yen	8/10/2015	Bank of America, N.A.	$1,230	¥153,000	(21)
Japanese yen	8/14/2015	UBS AG	$516	¥63,000	1
Mexican pesos	7/13/2015	UBS AG	$695	MXN10,680	16
Mexican pesos	7/20/2015	UBS AG	$3,186	MXN50,100	4
Mexican pesos	8/3/2015	HSBC Bank	$664	MXN10,400	4
South African rand	7/22/2015	Citibank	$2,155	ZAR26,500	(14)
Turkish lira	7/15/2015	UBS AG	$184	TRY500	(2)
					$ 22

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $99,934,000, which represented 3.60% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $52,324,000, which represented 1.89% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

¥ = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 96.18%		Shares	Value (000)
Health care	Amgen Inc.	2,694,600	$413,675
19.02%	Gilead Sciences, Inc.	3,192,635	373,794
	AbbVie Inc.	2,814,800	189,126
	Medtronic PLC	1,375,000	101,887
	Bristol-Myers Squibb Co.	1,125,000	74,858
	Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	71,038
	Novartis AG (ADR)	708,500	69,674
	Other securities		70,183
			1,364,235

Industrials	Precision Castparts Corp.	779,000	155,699
15.43%	CSX Corp.	4,096,000	133,734
	Norfolk Southern Corp.	1,392,100	121,614
	United Parcel Service, Inc., Class B	850,000	82,373
	Boeing Co.	580,000	80,458
	Union Pacific Corp.	750,000	71,527
	General Electric Co.	2,400,000	63,768
	General Dynamics Corp.	450,000	63,760
	Cummins Inc.	473,100	62,066
	Illinois Tool Works Inc.	650,000	59,664
	Rockwell Automation	450,000	56,088
	United Technologies Corp.	500,000	55,465
	Other securities		100,209
			1,106,425

Information	Western Union Co.	8,225,000	167,214
technology	Intel Corp.	5,150,000	156,637
14.46%	Texas Instruments Inc.	2,630,000	135,471
	Avago Technologies Ltd.	885,000	117,643
	Apple Inc.	770,000	96,577
	Oracle Corp.	2,395,000	96,519
	Google Inc., Class C1	95,260	49,584
	Google Inc., Class A1	66,760	36,053
	Microsoft Corp.	1,642,600	72,521
	Cisco Systems, Inc.	2,010,000	55,195
	International Business Machines Corp.	330,000	53,678
			1,037,092

Telecommunication	Verizon Communications Inc.	7,491,339	349,171
services	AT&T Inc.	7,898,000	280,537
11.02%	CenturyLink, Inc.	5,475,135	160,860
			790,568

Consumer staples	Altria Group, Inc.	3,754,000	183,608
9.05%	Kraft Foods Group, Inc.	1,076,666	91,667
	Philip Morris International Inc.	1,000,000	80,170
	Mondelez International, Inc.	1,580,000	65,001
	Kimberly-Clark Corp.	500,000	52,985
	ConAgra Foods, Inc.	1,200,000	52,464
	Other securities		123,493
			649,388

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks (continued)		Shares	Value (000)
Energy	Canadian Natural Resources, Ltd.	4,524,400	$122,883
6.52%	Cabot Oil & Gas Corp.	3,395,000	107,078
	Halliburton Co.	1,271,000	54,742
	Noble Energy, Inc.	1,175,000	50,149
	Other securities		132,642
			467,494

Consumer	Johnson Controls, Inc.	2,075,000	102,775
discretionary	Las Vegas Sands Corp.	1,548,000	81,378
5.18%	General Motors Co.	2,000,000	66,660
	Other securities		120,665
			371,478

Financials	JPMorgan Chase & Co.	1,190,000	80,634
3.93%	American International Group, Inc.	1,146,000	70,846
	KeyCorp	3,550,000	53,321
	Other securities		77,006
			281,807

Utilities	Exelon Corp.	5,913,000	185,786
3.76%	Other securities		84,305
			270,091

Materials	Monsanto Co.	722,400	77,001
3.40%	Other securities		167,204
			244,205

Miscellaneous	Other common stocks in initial period of acquisition		316,118
4.41%	Total common stocks (cost: $5,413,034,000)		6,898,901

		Principal amount
Short-term securities 4.03%		(000)
	Federal Home Loan Bank 0.08%–0.18% due 7/31/2015–12/11/2015	$117,200	117,178
	General Electric Co. 0.06% due 7/1/2015	15,000	15,000
	Jupiter Securitization Co., LLC 0.36% due 12/2/2015[2]	8,100	8,086
	United Technologies Corp. 0.12% due 8/3/2015[2]	24,700	24,696
	Other securities		123,675
	Total short-term securities (cost: $288,598,000)		288,635

	Total investment securities 100.21% (cost: $5,701,632,000)		7,187,536
	Other assets less liabilities (0.21)%		(14,866)
	Net assets 100.00%		$7,172,670

American Funds Insurance Series

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $82,773,000, which represented 1.15% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 96.98%		Shares	Value (000)
Financials	AXA SA	1,634,360	$41,233
22.55%	Banco Santander, SA1	3,093,637	21,604
	Banco Santander, SA (ADR)	2,000,000	14,020
	CME Group Inc., Class A	365,500	34,013
	JPMorgan Chase & Co.	346,800	23,499
	Wells Fargo & Co.	330,000	18,559
	Suncorp Group Ltd.	1,757,191	18,208
	Sun Hung Kai Properties Ltd.	1,094,201	17,730
	ICICI Bank Ltd. (ADR)	1,575,000	16,412
	Ping An Insurance (Group) Co. of China, Ltd., Class H	1,140,000	15,398
	Iron Mountain Inc.	495,905	15,373
	Crown Castle International Corp.	163,000	13,089
	Other securities		171,642
			420,780

Consumer	D.R. Horton, Inc.	1,000,000	27,360
discretionary	Home Depot, Inc.	178,000	19,781
13.34%	GameStop Corp., Class A	440,000	18,902
	HUGO BOSS AG	150,000	16,765
	Comcast Corp., Class A	255,000	15,336
	Toll Brothers, Inc.[1]	400,000	15,276
	McDonald’s Corp.	135,000	12,834
	Carnival Corp., units	250,000	12,348
	Other securities		110,299
			248,901

Industrials	United Continental Holdings, Inc.[1]	500,000	26,505
12.03%	Geberit AG	60,000	20,003
	Masco Corp.	700,000	18,669
	Lockheed Martin Corp.	100,000	18,590
	Airbus Group SE, non-registered shares	284,000	18,427
	American Airlines Group Inc.	445,000	17,771
	Abertis Infraestructuras, SA, Class A	969,750	15,903
	Abertis Infraestructuras, SA, Class A, non-registered interim shares[1,2]	48,487	795
	Other securities		87,771
			224,434

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	13,290,800	60,521
technology	Microsoft Corp.	972,000	42,914
11.03%	Cisco Systems, Inc.	650,000	17,849
	Avago Technologies Ltd.	125,000	16,616
	ASM Pacific Technology Ltd.	1,477,000	14,634
	Other securities		53,272
			205,806

Health care	Merck & Co., Inc.	763,900	43,489
10.74%	Novartis AG	349,000	34,398
	Vertex Pharmaceuticals Inc.[1]	238,877	29,497
	UnitedHealth Group Inc.	187,100	22,826
	Pfizer Inc.	451,000	15,122
	Other securities		55,177
			200,509

American Funds Insurance Series

Global Growth and Income Fund

Common stocks		Shares	Value (000)
Telecommunication	Orange SA	1,970,000	$30,330
services	Globe Telecom, Inc.	440,390	24,515
7.92%	TalkTalk Telecom Group PLC	3,704,000	22,261
	MTN Group Ltd.	1,100,000	20,683
	AT&T Inc.	525,000	18,648
	KDDI Corp.	600,000	14,482
	Other securities		16,888
			147,807

Consumer staples	British American Tobacco PLC	338,500	18,163
6.68%	Philip Morris International Inc.	175,000	14,030
	Other securities		92,470
			124,663

Materials	Newmont Mining Corp.	1,000,000	23,360
4.69%	Dow Chemical Co.	335,000	17,142
	Rio Tinto PLC	318,000	13,061
	Other securities		33,882
			87,445

Energy	Other securities		69,764
3.74%

Utilities	Exelon Corp.	500,000	15,710
3.65%	Other securities		52,384
			68,094

Miscellaneous	Other common stocks in initial period of acquisition		11,451
0.61%	Total common stocks (cost: $1,525,385,000)		1,809,654

Preferred securities 0.02%
Consumer	Other securities		427
discretionary	Total preferred securities (cost: $256,000)		427
0.02%
		Principal amount
Bonds, notes & other debt instruments 0.52%		(000)
Corporate bonds & notes 0.27%
Consumer	Other securities		5,111
discretionary
0.27%

U.S. Treasury bonds & notes 0.25%
U.S. Treasury	Other securities		4,553
0.25%	Total bonds, notes & other debt instruments (cost: $9,651,000)		9,664

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 2.35%	Principal amount (000)	Value (000)
General Electric Co. 0.06% due 7/1/2015	$14,600	$14,600
Thunder Bay Funding, LLC 0.34% due 12/4/2015[3]	20,000	19,966
Other securities		9,200
Total short-term securities (cost: $43,770,000)		43,766

Total investment securities 99.87% (cost: $1,579,062,000)		1,863,511
Other assets less liabilities 0.13%		2,494
Net assets 100.00%		$1,866,005

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $22,087,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2015
	date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/10/2015	HSBC Bank	$1,069	A$1,400	$(11)
Euros	8/6/2015	Citibank	$9,446	€8,425	49
Japanese yen	7/9/2015	JPMorgan Chase	$112	¥13,750	— [4]
Japanese yen	7/9/2015	JPMorgan Chase	$112	¥13,750	(1)
Japanese yen	7/9/2015	Bank of America, N.A.	$162	¥20,000	(2)
Japanese yen	7/13/2015	JPMorgan Chase	$52	¥6,500	(1)
Japanese yen	7/14/2015	JPMorgan Chase	$9,577	¥1,150,000	178
Japanese yen	7/29/2015	Bank of America, N.A.	$1,942	¥238,000	(3)
Japanese yen	8/10/2015	Bank of America, N.A.	$52	¥6,500	(1)
Japanese yen	8/14/2015	UBS AG	$53	¥6,500	— [4]
					$208

American Funds Insurance Series

Global Growth and Income Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
Rickmers Maritime	54,840,000	239,492	—	55,079,492	$658	$10,633

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,286,000, which represented .34% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,966,000, which represented 1.07% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 94.37%		Shares	Value (000)
Health care	Gilead Sciences, Inc.	8,080,000	$946,006
18.73%	Amgen Inc.	5,000,400	767,661
	Express Scripts Holding Co.[1]	2,825,309	251,283
	Stryker Corp.	2,385,241	227,958
	Hologic, Inc.[1]	5,661,300	215,469
	Humana Inc.	997,600	190,821
	Alexion Pharmaceuticals, Inc.[1]	1,045,000	188,905
	UnitedHealth Group Inc.	1,518,396	185,244
	Medtronic PLC	2,499,000	185,176
	Illumina, Inc.[1]	847,800	185,126
	Merck & Co., Inc.	3,005,380	171,096
	Other securities		1,185,821
			4,700,566

Information	Google Inc., Class A1	606,000	327,264
technology	Google Inc., Class C1	561,336	292,181
14.68%	Texas Instruments Inc.	11,155,959	574,643
	Oracle Corp.	10,352,001	417,186
	Microsoft Corp.	9,373,727	413,850
	Intel Corp.	7,568,000	230,181
	Accenture PLC, Class A	2,170,500	210,061
	Yahoo! Inc.[1]	4,538,000	178,298
	Apple Inc.	1,286,700	161,384
	Other securities		878,578
			3,683,626

Consumer	Amazon.com, Inc.[1]	1,454,000	631,167
discretionary	Home Depot, Inc.	2,845,400	316,209
13.28%	Time Warner Inc.	3,275,000	286,268
	General Motors Co.	6,952,256	231,719
	Netflix, Inc.[1]	282,300	185,454
	Comcast Corp., Class A	2,911,000	175,068
	Other securities		1,504,961
			3,330,846

Industrials	General Dynamics Corp.	1,973,000	279,554
9.59%	CSX Corp.	7,524,200	245,665
	Union Pacific Corp.	2,387,200	227,667
	Precision Castparts Corp.	1,061,813	212,225
	Other securities		1,441,822
			2,406,933

Financials	State Street Corp.	2,980,800	229,521
8.93%	Wells Fargo & Co.	4,010,900	225,573
	Crown Castle International Corp.	2,682,400	215,397
	Marsh & McLennan Companies, Inc.	3,426,100	194,260
	JPMorgan Chase & Co.	2,559,300	173,418
	Other securities		1,203,516
			2,241,685

Consumer staples	Philip Morris International Inc.	4,578,330	367,045
7.70%	Coca-Cola Co.	5,862,500	229,986
	Altria Group, Inc.	4,050,700	198,120
	CVS Health Corp.	1,670,000	175,150
	Other securities		961,377
			1,931,678

American Funds Insurance Series

Growth-Income Fund

Common stocks		Shares	Value (000)
Materials	Celanese Corp., Series A	5,930,400	$426,277
6.72%	Dow Chemical Co.	5,113,500	261,658
	Monsanto Co.	2,323,643	247,677
	Other securities		749,346
			1,684,958

Energy	ConocoPhillips	3,434,460	210,910
6.49%	EOG Resources, Inc.	2,214,300	193,862
	Royal Dutch Shell PLC, Class A (ADR)	3,251,000	185,340
	Schlumberger Ltd.	2,055,000	177,121
	Other securities		861,734
			1,628,967

Telecommunication	Verizon Communications Inc.	9,429,701	439,519
services	Other securities		108,572
2.19%			548,091

Utilities	Other securities		269,055
1.07%

Miscellaneous	Other common stocks in initial period of acquisition		1,253,064
4.99%	Total common stocks (cost: $16,787,233,000)		23,679,469

Rights & warrants 0.01%
Consumer	Other securities		3,412
discretionary	Total rights & warrants (cost: $3,907,000)		3,412
0.01%

Convertible stocks 0.03%
Financials	Other securities		6,264
0.03%	Total convertible stocks (cost: $6,000,000)		6,264

American Funds Insurance Series

Growth-Income Fund

Convertible bonds 0.13%		Principal amount (000)	Value (000)
Information	Other securities		$33,292
technology	Total convertible bonds (cost: $27,669,000)		33,292
0.13%

Bonds, notes & other debt instruments 0.07%
Corporate bonds & notes 0.07%
Telecommunication	Other securities		18,471
services	Total bonds, notes & other debt instruments (cost: $16,700,000)		18,471
0.07%

Short-term securities 5.35%
	Coca-Cola Co. 0.13%–0.22% due 7/10/2015–10/20/2015[2]	$90,000	89,975
	Fannie Mae 0.10%–0.17% due 8/3/2015–12/1/2015	220,000	219,965
	Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–1/26/2016	504,000	503,940
	Freddie Mac 0.10%–0.19% due 7/23/2015–11/16/2015	237,400	237,374
	Other securities		290,020
	Total short-term securities (cost: $1,341,072,000)		1,341,274

	Total investment securities 99.96% (cost: $18,182,581,000)		25,082,182
	Other assets less liabilities 0.04%		9,970
	Net assets 100.00%		$25,092,152

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including one security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of this security which was valued under fair value procedures was $83,837,000, which represented .33% of the net assets of the fund. One of the securities in “Other securities” (with a value of $6,264,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $281,604,000, which represented 1.12% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 89.01%		Shares	Value (000)
Financials	Prudential PLC	1,107,824	$26,676
22.52%	Cheung Kong Property Holdings Ltd.[1]	2,233,348	18,526
	Barclays PLC	3,887,562	15,912
	St. James’s Place PLC	1,048,000	14,919
	BNP Paribas SA	233,700	14,108
	Wharf (Holdings) Ltd.	2,071,000	13,786
	Siam Commercial Bank PCL	2,936,000	13,517
	bank muscat (SAOG)	7,092,750	10,134
	Banco Bilbao Vizcaya Argentaria, SA	651,122	6,382
	Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	3,213
	RioCan Real Estate Investment Trust	412,900	8,850
	Other securities		97,514
			243,537

Consumer	H & M Hennes & Mauritz AB, Class B	460,700	17,739
discretionary	Kering SA	75,680	13,512
14.54%	GKN PLC	1,832,000	9,629
	Whitbread PLC	119,297	9,271
	HUGO BOSS AG	80,420	8,988
	Barratt Developments PLC	879,000	8,487
	Numericable-SFR, non-registered shares[1]	157,435	8,345
	L’Occitane International SA	2,840,000	8,097
	Daily Mail and General Trust PLC, Class A, nonvoting	543,600	7,935
	Porsche Automobil Holding SE, nonvoting preferred	94,000	7,919
	Other securities		57,334
			157,256

Consumer staples	Philip Morris International Inc.	396,300	31,772
11.64%	Imperial Tobacco Group PLC	338,763	16,325
	Japan Tobacco Inc.	446,600	15,912
	British American Tobacco PLC	292,400	15,690
	CALBEE, Inc.	284,400	11,991
	Nestlé SA	124,000	8,952
	Glanbia PLC	428,000	8,412
	Associated British Foods PLC	184,080	8,304
	Other securities		8,507
			125,865

Utilities	EDP - Energias de Portugal, SA	10,961,084	41,609
9.98%	SSE PLC	1,194,648	28,832
	Power Assets Holdings Ltd.	1,013,000	9,239
	Other securities		28,309
			107,989

Health care	Novartis AG	429,870	42,369
9.66%	Orion Oyj, Class B	429,600	15,029
	Sonic Healthcare Ltd.	618,000	10,190
	Bayer AG	59,423	8,317
	Other securities		28,532
			104,437

Industrials	CK Hutchison Holdings Ltd.	1,283,348	18,857
5.62%	ASSA ABLOY AB, Class B	620,400	11,682
	Other securities		30,207
			60,746

American Funds Insurance Series

International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	634,500	$17,811
5.04%	BP PLC	2,013,200	13,290
	Veresen Inc.	922,000	12,468
	Other securities		11,008
			54,577

Telecommunication	China Mobile Ltd.	700,000	8,963
services	Other securities		39,388
4.47%			48,351

Materials	Fortescue Metals Group Ltd.	6,300,000	9,284
3.02%	Other securities		23,357
			32,641

Information	Other securities		18,860
technology
1.74%

Miscellaneous	Other common stocks in initial period of acquisition		8,411
0.78%	Total common stocks (cost: $928,253,000)		962,670

Convertible bonds 0.24%		Principal amount (000)
Financials	Other securities		2,574
0.24%	Total convertible bonds (cost: $2,818,000)		2,574

Bonds, notes & other debt instruments 1.98%
Corporate bonds & notes 1.13%
Materials	FMG Resources 9.75% 2022[2]	$7,750	8,021
0.95%	Other securities		2,285
			10,306

Other	Other securities		1,903
0.18%	Total corporate bonds & notes		12,209

Bonds & notes of governments & government agencies outside the U.S. 0.85%
	Other securities		9,191
	Total bonds, notes & other debt instruments (cost: $21,814,000)		21,400

Short-term securities 9.73%
	American Honda Finance Corp. 0.13% due 8/24/2015	15,600	15,596
	Fannie Mae 0.13% due 9/14/2015	13,300	13,299
	Federal Home Loan Bank 0.13%–0.17% due 8/7/2015–12/9/2015	20,500	20,497
	Freddie Mac 0.05% due 8/31/2015	10,000	10,000
	John Deere Capital Corp. 0.13% due 8/17/2015[2]	15,000	14,997

American Funds Insurance Series

International Growth and Income Fund

Short-term securities	Principal amount (000)	Value (000)
Nordea Bank AB 0.12% due 7/6/2015[2]	$15,000	$15,000
Thunder Bay Funding, LLC 0.40% due 12/17/2015[2]	8,600	8,584
Other securities		7,300
Total short-term securities (cost: $105,266,000)		105,273

Total investment securities 100.96% (cost: $1,058,151,000)		1,091,917
Other assets less liabilities (0.96)%		(10,382)
Net assets 100.00%		$1,081,535

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,497,000, which represented 4.58% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Capital Income Builder
Summary investment portfolio June 30, 2015	unaudited

Common stocks 81.85%		Shares	Value (000)
Financials	Swedbank AB, Class A	109,003	$2,542
15.11%	Sampo Oyj, Class A	53,677	2,528
	Bank of China Ltd., Class H	3,307,000	2,150
	BB&T Corp.	43,280	1,745
	Wells Fargo & Co.	29,200	1,642
	Mercury General Corp.	25,110	1,398
	CME Group Inc., Class A	13,995	1,303
	Iron Mountain Inc.	35,495	1,100
	PNC Financial Services Group, Inc.	11,000	1,052
	Other securities		5,838
			21,298

Consumer staples	Philip Morris International Inc.	50,875	4,079
12.41%	Coca-Cola Co.	60,745	2,383
	Altria Group, Inc.	48,610	2,377
	Unilever PLC	48,610	2,085
	Japan Tobacco Inc.	46,400	1,653
	Kraft Foods Group, Inc.	11,335	965
	Other securities		3,950
			17,492

Utilities	SSE PLC	151,558	3,658
8.38%	National Grid PLC	166,140	2,133
	Other securities		6,022
			11,813

Energy	ConocoPhillips	43,215	2,654
7.97%	Kinder Morgan, Inc.	58,700	2,253
	Royal Dutch Shell PLC, Class B	62,960	1,788
	Exxon Mobil Corp.	16,400	1,364
	Helmerich & Payne, Inc.	19,100	1,345
	Other securities		1,830
			11,234

Telecommunication	Verizon Communications Inc.	67,451	3,144
services	Singapore Telecommunications Ltd.	545,700	1,706
7.96%	HKT Trust and HKT Ltd., units	1,242,340	1,462
	AT&T Inc.	28,180	1,001
	Other securities		3,907
			11,220

Health care	Pfizer Inc.	99,180	3,326
7.48%	AstraZeneca PLC	31,550	1,993
	AstraZeneca PLC (ADR)	18,790	1,197
	GlaxoSmithKline PLC	79,400	1,650
	Novartis AG	14,370	1,416
	Other securities		955
			10,537

Consumer	Daimler AG	19,788	1,801
discretionary	Greene King PLC	106,320	1,411
7.34%	Electrolux AB, Series B	31,563	989
	Other securities		6,144
			10,345

American Funds Insurance Series

Capital Income Builder

Common stocks		Shares	Value (000)
Information	Microsoft Corp.	66,260	$2,925
technology	Xilinx, Inc.	29,840	1,318
6.49%	VTech Holdings Ltd.	98,700	1,310
	Paychex, Inc.	21,310	999
	Texas Instruments Inc.	19,230	991
	Other securities		1,604
			9,147

Industrials	BAE Systems PLC	210,200	1,490
4.45%	Lockheed Martin Corp.	5,555	1,033
	Other securities		3,753
			6,276

Materials	Dow Chemical Co.	24,015	1,229
3.38%	Other securities		3,537
			4,766

Miscellaneous	Other common stocks in initial period of acquisition		1,236
0.88%	Total common stocks (cost: $119,252,000)		115,364

Convertible stocks 0.33%
Financials	Other securities		470
0.33%	Total convertible stocks (cost: $473,000)		470

		Principal amount
Bonds, notes & other debt instruments 14.25%		(000)
Mortgage-backed obligations 7.09%
Federal agency	Fannie Mae 3.50% 2045[1,2]	$1,500	1,539
mortgage-backed	Government National Mortgage Assn. 3.50% 2045[1,2]	4,125	4,274
obligations	Government National Mortgage Assn. 4.00% 2045[1,2]	2,000	2,114
7.09%	Government National Mortgage Assn. 4.36%–6.85% 2059–2063[2]	1,925	2,073
			10,000

Corporate bonds & notes 3.07%
Financials	BB&T Corp. 6.85% 2019	100	117
1.13%	Wells Fargo & Co. 5.625% 2017	100	110
	Other securities		1,371
			1,598

Energy	Kinder Morgan Energy Partners, LP 5.30% 2020	100	109
0.38%	Other securities		428
			537

Telecommunication	Verizon Communications Inc. 4.50%–5.50% 2018–2020	200	218
services
0.16%

Other	Other securities		1,970
1.40%	Total corporate bonds & notes		4,323

American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 2.79%
U.S. Treasury	U.S. Treasury 8.00% 2021	$2,500	$3,409
2.42%

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.75%–1.38% 2044–2045[3]	557	518
inflation-protected	Total U.S. Treasury bonds & notes		3,927
securities
0.37%

Asset-backed obligations 1.30%
	Other securities		1,838
	Total bonds, notes & other debt instruments (cost: $20,164,000)		20,088

Short-term securities 9.15%
	Emerson Electric Co. 0.12% due 7/21/2015[4]	1,000	1,000
	Federal Home Loan Bank 0.06% due 7/17/2015–8/21/2015	4,200	4,200
	Freddie Mac 0.07% due 9/8/2015	2,800	2,800
	General Electric Co. 0.06% due 7/1/2015	2,000	2,000
	John Deere Financial Ltd. 0.12% due 7/7/2015[4]	2,000	2,000
	Other securities		900
	Total short-term securities (cost: $12,899,000)		12,900

	Total investment securities 105.58% (cost: $152,788,000)		148,822
	Other assets less liabilities (5.58)%		(7,866)
	Net assets 100.00%		$140,956

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including one security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of this security, which was valued under fair value procedures, was $181,000, which represented .13% of the net assets of the fund. This security (with a cost of $182,000) was acquired on 4/7/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Purchased on a TBA basis.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,139,000, which represented 2.94% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 67.38%		Shares	Value (000)
Information	Microsoft Corp.	15,325,000	$676,599
technology	ASML Holding NV (New York registered)	2,182,000	227,212
12.20%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,500,000	215,745
	Intel Corp.	6,815,000	207,278
	VeriSign, Inc.[1]	2,675,000	165,101
	Texas Instruments Inc.	3,000,000	154,530
	KLA-Tencor Corp.	2,500,000	140,525
	Other securities		403,661
			2,190,651

Consumer	Comcast Corp., Class A	7,040,000	423,385
discretionary	Amazon.com, Inc.[1]	765,000	332,079
11.03%	Home Depot, Inc.	2,405,000	267,268
	Twenty-First Century Fox, Inc., Class A	5,850,000	190,388
	Walt Disney Co.	1,150,000	131,261
	VF Corp.	1,800,000	125,532
	General Motors Co.	3,500,000	116,655
	NIKE, Inc., Class B	1,040,000	112,341
	Other securities		280,480
			1,979,389

Financials	JPMorgan Chase & Co.	4,825,000	326,942
9.43%	ACE Ltd.	2,620,000	266,402
	Citigroup Inc.	2,750,000	151,910
	First Republic Bank	2,200,000	138,666
	PNC Financial Services Group, Inc.	1,200,000	114,780
	Other securities		694,915
			1,693,615

Health care	Merck & Co., Inc.	5,850,000	333,040
8.72%	Incyte Corp.[1]	2,000,000	208,420
	UnitedHealth Group Inc.	1,675,000	204,350
	Johnson & Johnson	2,075,000	202,229
	Humana Inc.	1,019,000	194,914
	Pfizer Inc.	4,910,000	164,632
	Roche Holding AG	400,000	112,092
	Other securities		144,783
			1,564,460

Industrials	Lockheed Martin Corp.	2,115,000	393,178
8.69%	Boeing Co.	1,720,000	238,598
	Robert Half International Inc.	2,200,000	122,100
			1,560,422

Energy	Weatherford International PLC[1]	15,000,000	184,050
5.81%	Noble Energy, Inc.	3,700,000	157,916
	Chevron Corp.	1,625,000	156,764
	Concho Resources Inc.[1]	1,288,816	146,744
	Other securities		397,007
			1,042,481

Asset Allocation Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Philip Morris International Inc.	2,850,000	$228,485
4.83%	Unilever NV	3,445,000	144,139
	Coca-Cola Co.	3,440,000	134,951
	Other securities		359,526
			867,101

Materials	FMC Corp.	3,350,000	176,042
4.17%	LyondellBasell Industries NV	1,500,000	155,280
	Dow Chemical Co.	2,500,000	127,925
	Other securities		289,864
			749,111

Telecommunication	Other securities		126,225
services
0.70%

Miscellaneous	Other common stocks in initial period of acquisition		322,835
1.80%	Total common stocks (cost: $8,658,456,000)		12,096,290

Rights & warrants 0.00%
Consumer	Other securities		—
discretionary	Total rights & warrants (cost: $7,911,000)		—
0.00%

Convertible stocks 0.06%
Industrials	Other securities		10,706
0.06%	Total convertible stocks (cost: $15,028,000)		10,706

Bonds, notes & other debt instruments 24.75%		Principal amount (000)
U.S. Treasury bonds & notes 10.86%
U.S. Treasury	U.S. Treasury 0.25% 2015	$124,000	124,025
8.87%	U.S. Treasury 1.50% 2016[2]	137,000	138,600
	U.S. Treasury 0.625% 2018	138,000	136,682
	U.S. Treasury 1.50% 2019	400,000	403,468
	U.S. Treasury 1.25% 2020	347,000	342,149
	U.S. Treasury 1.13%–7.25% 2015–2045	443,500	447,295
			1,592,219

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	180,954	181,401
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	152,520	159,410
securities	U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	18,170	16,412
1.99%			357,223
	Total U.S. Treasury bonds & notes		1,949,442

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Corporate bonds & notes 7.86%
Financials	ACE INA Holdings Inc. 3.15% 2025	$3,255	$3,179
1.42%	JPMorgan Chase & Co. 1.35%–3.25% 2017–2025	6,715	6,596
	JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,184
	Other securities		241,868
			254,827

Health care	Pfizer Inc. 4.40% 2044	3,000	2,956
1.39%	Other securities		246,164
			249,120

Consumer	Amazon.com, Inc. 4.80% 2034	6,000	5,961
discretionary	Comcast Corp. 4.75%–5.65% 2035–2044	5,250	5,528
0.56%	Home Depot, Inc. 2.625% 2022	5,500	5,416
	Other securities		83,202
			100,107

Consumer staples	Philip Morris International Inc. 3.25%–4.25% 2024–2044	7,000	6,811
0.30%	Other securities		46,521
			53,332

Other	Other securities		753,416
4.19%	Total corporate bonds & notes		1,410,802

Mortgage-backed obligations 3.87%
Federal agency	Fannie Mae 0%–7.50% 2021–2047[4,5]	233,459	248,738
mortgage-backed	Freddie Mac 3.50%–6.50% 2023–2045[4,5,6]	81,048	85,508
obligations	Government National Mortgage Assn. 3.50% 2045[4,5]	117,000	120,894
3.20%	Government National Mortgage Assn. 4.00% 2045[4,5]	112,000	118,527
			573,667

Other	Other securities		121,857
0.67%	Total mortgage-backed obligations		695,524

Federal agency bonds & notes 1.57%
	Fannie Mae 0.50%–3.51% 2015–2024[4,6]	133,772	135,270
	Freddie Mac 0.75%–3.24% 2016–2025[4,6]	143,523	145,065
	Other securities		1,602
	Total federal agency bonds & notes		281,937

Other 0.59%
	Other securities		105,457
	Total bonds, notes & other debt instruments (cost: $4,457,831,000)		4,443,162

Short-term securities 9.83%
	Chevron Corp. 0.12% due 9/21/2015[7]	38,100	38,083
	Fannie Mae 0.12%–0.13% due 8/26/2015–9/14/2015	93,200	93,197
	Federal Home Loan Bank 0.07%–0.20% due 7/15/2015–1/26/2016	920,500	920,397
	Freddie Mac 0.10%–0.18% due 7/7/2015–1/20/2016	254,600	254,545
	Pfizer Inc 0.15% due 7/9/2015[7]	50,000	49,999

American Funds Insurance Series

Asset Allocation Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.11% due 7/2/2015	$19,960	$19,960
Walt Disney Co. 0.10% due 7/29/2015[7]	50,000	49,996
Other securities		338,512
Total short-term securities (cost: $1,764,471,000)		1,764,689

Total investment securities 102.02% (cost: $14,903,697,000)		18,314,847
Other assets less liabilities (2.02)%		(363,368)
Net assets 100.00%		$17,951,479

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $58,476,000, which represented .33% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $7,600,000, an aggregate cost of $28,713,000, and which represented ..04% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,022,000, which represented .33% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $437,500,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.921%	3/5/2017	$ 50,000	$ 126
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,084
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	119
Pay	LCH.Clearnet	3-month USD-LIBOR	1.734	3/5/2020	23,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(564)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(4,276)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(39)
						$(3,578)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,854,000, which represented .06% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $937,293,000, which represented 5.22% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 63.40%		Shares	Value (000)
Financials	ORIX Corp.	195,000	$2,901
10.44%	Banco Santander, SA1	393,878	2,751
	Link Real Estate Investment Trust	429,509	2,516
	AIA Group Ltd.	380,000	2,488
	JPMorgan Chase & Co.	35,700	2,419
	Bankia, SA1	1,179,000	1,496
	Other securities		8,482
			23,053

Industrials	BAE Systems PLC	447,400	3,172
9.43%	General Electric Co.	93,700	2,490
	Boeing Co.	16,000	2,219
	KONE Oyj, Class B	49,600	2,013
	Robert Half International Inc.	30,000	1,665
	Randstad Holding NV	22,947	1,494
	Other securities		7,758
			20,811

Health care	Merck & Co., Inc.	79,120	4,504
8.61%	Humana Inc.	20,830	3,984
	Novartis AG	27,860	2,746
	Pfizer Inc.	74,000	2,481
	Novo Nordisk A/S, Class B	25,000	1,362
	Other securities		3,935
			19,012

Information	ASML Holding NV	47,969	4,957
technology	Microsoft Corp.	103,000	4,547
8.39%	Nintendo Co., Ltd.	19,000	3,178
	Murata Manufacturing Co., Ltd.	12,600	2,199
	Taiwan Semiconductor Manufacturing Co., Ltd.	300,000	1,366
	Other securities		2,268
			18,515

Consumer staples	Pernod Ricard SA	22,220	2,566
8.37%	Coca-Cola Co.	57,000	2,236
	Nestlé SA	27,200	1,964
	British American Tobacco PLC	35,950	1,929
	Altria Group, Inc.	31,000	1,516
	SABMiller PLC	28,500	1,479
	Costco Wholesale Corp.	10,170	1,374
	Other securities		5,428
			18,492

Consumer	Comcast Corp., Class A	49,930	3,003
discretionary	Home Depot, Inc.	21,030	2,337
6.45%	SES SA, Class A (FDR)	53,700	1,804
	Amazon.com, Inc.[1]	4,100	1,780
	HUGO BOSS AG	12,600	1,408
	Other securities		3,911
			14,243

American Funds Insurance Series

Global Balanced Fund

Common stocks (continued)		Shares		Value (000)
Energy	Royal Dutch Shell PLC, Class B		94,420	$2,681
4.72%	ConocoPhillips		32,106	1,972
	Chevron Corp.		17,530	1,691
	Schlumberger Ltd.		17,900	1,543
	Other securities			2,526
				10,413

Materials	Dow Chemical Co.		40,000	2,047
3.94%	E.I. du Pont de Nemours and Co.		28,000	1,791
	MeadWestvaco Corp.		31,500	1,486
	Other securities			3,367
				8,691

Telecommunication	Orange SA		110,000	1,694
services	Other securities			2,469
1.88%				4,163

Utilities	EDP - Energias de Portugal, SA		625,000	2,373
1.07%

Miscellaneous	Other common stocks in initial period of acquisition			213
0.10%	Total common stocks (cost: $118,307,000)			139,979

Preferred securities 0.07%
Financials	Other securities			165
0.07%	Total preferred securities (cost: $150,000)			165

Convertible bonds 0.16%		Principal amount (000)
Consumer staples	Other securities			357
0.16%	Total convertible bonds (cost: $505,000)			357

Bonds, notes & other debt instruments 31.06%
Bonds & notes of governments & government agencies outside the U.S. 12.65%
	Japanese Government 0.10%–2.30% 2016–2044[2]		¥358,760	3,078
	Polish Government 4.00%–5.75% 2017–2023	PLN	5,340	1,591
	Polish Government, Series 1020, 5.25% 2020		4,650	1,389
	United Kingdom 1.75%–4.75% 2019–2046		£2,110	3,511
	United Mexican States Government 2.00%–10.00% 2017–2040[2]	MXN	42,087	3,016
	United Mexican States Government Global 4.60% 2046		$200	186
	Other securities			15,155
				27,926
U.S. Treasury bonds & notes 8.86%
U.S. Treasury	U.S. Treasury 1.625% 2019		1,575	1,589
7.45%	U.S. Treasury 1.25% 2020		1,950	1,923
	U.S. Treasury 1.50% 2020		1,500	1,491
	U.S. Treasury 0.25%–4.38% 2015–2045		11,428	11,437
				16,440

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2044[2]	$3,119	$3,117
inflation-protected	Total U.S. Treasury bonds & notes		19,557
securities
1.41%

Corporate bonds & notes 6.59%
Financials	JPMorgan Chase & Co. 3.25% 2022	28	28
1.94%	JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	135	144
	Other securities		4,110
			4,282

Health care	Humana Inc. 3.15% 2022	100	96
0.91%	Novartis Capital Corp. 3.40% 2024	100	102
	Novartis Securities Investment Ltd. 5.125% 2019	25	28
	Pfizer Inc. 4.40% 2044	200	197
	Other securities		1,594
			2,017

Energy	Shell International Finance BV 3.25%–4.38% 2025–2045	75	74
0.90%	Other securities		1,910
			1,984

Consumer staples	Coca-Cola Co. 1.80% 2016	85	86
0.62%	Pernod Ricard SA 4.45% 2022[3]	150	158
	Other securities		1,126
			1,370

Industrials	General Electric Capital Corp. 2.30%–3.15% 2017–2022	215	218
0.41%	Other securities		682
			900

Consumer	Comcast Corp. 4.65%–4.75% 2042–2044	105	105
discretionary	Other securities		769
0.39%			874

Other	Other securities		3,126
1.42%	Total corporate bonds & notes		14,553

Mortgage-backed obligations 2.81%
Federal agency	Government National Mortgage Assn. 3.50% 2045[4,5]	2,850	2,952
mortgage-backed	Government National Mortgage Assn. 4.00% 2045[4,5]	270	286
obligations	Other securities		1,134
1.98%			4,372

Other	Other securities		1,841
0.83%	Total mortgage-backed obligations		6,213

Asset-backed obligations 0.15%
	Other securities		322
	Total bonds, notes & other debt instruments (cost: $71,039,000)		68,571

American Funds Insurance Series

Global Balanced Fund

Short-term securities 6.80%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.06%–0.08% due 7/24/2015–8/17/2015	$10,100	$10,100
General Electric Co. 0.06% due 7/1/2015	4,900	4,900
Total short-term securities (cost: $14,999,000)		15,000

Total investment securities 101.49% (cost: $205,000,000)		224,072
Other assets less liabilities (1.49)%		(3,281)
Net assets 100.00%		$220,791

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $686,000, which represented .31% of the net assets of the fund. One of the securities in “Other securities” (with a value of $122,000, a cost of $123,000, and which represented .06% of the net assets of the fund) was acquired on 4/7/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $9,876,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Purchases:
Euros	7/21/2015	Citibank	€171	$194	$ (3)
Euros	8/6/2015	UBS AG	€1,052	$1,200	(26)
Hungarian forints	7/23/2015	Bank of America, N.A.	HUF40,708	$147	(3)
Japanese yen	7/13/2015	HSBC Bank	¥43,321	$350	4
Japanese yen	7/15/2015	UBS AG	¥58,364	$470	7
Japanese yen	7/16/2015	HSBC Bank	¥87,250	$702	11
Japanese yen	7/24/2015	HSBC Bank	¥49,659	$400	6
Japanese yen	7/24/2015	HSBC Bank	¥23,918	$195	1
Japanese yen	8/6/2015	UBS AG	¥45,688	$370	3
Japanese yen	8/24/2015	HSBC Bank	¥43,305	$353	1
					$ 1
Sales:
British pounds	7/8/2015	HSBC Bank	$1,094	£720	(37)
British pounds	7/9/2015	Citibank	$305	£200	(9)
British pounds	7/15/2015	Bank of America, N.A.	C$382	£200	(9)
Euros	7/24/2015	Bank of New York Mellon	¥69,549	€500	11
Euros	7/29/2015	UBS AG	$329	€300	(5)
Japanese yen	7/23/2015	JPMorgan Chase	$1,014	¥125,000	(8)
Japanese yen	7/24/2015	Bank of New York Mellon	$579	¥71,000	(1)
Norwegian kroner	7/23/2015	Citibank	$258	NKr2,000	3
Polish zloty	8/14/2015	JPMorgan Chase	$279	PLN1,050	—
South African rand	7/22/2015	UBS AG	$161	ZAR1,975	(1)
South African rand	8/6/2015	JPMorgan Chase	$204	ZAR2,500	(1)
Swedish kronor	7/10/2015	Citibank	$345	SKr2,900	(5)
					$(62)
Forward currency contracts — net					$(61)

American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,294,000, which represented 1.94% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.

Key to abbreviations and symbols

FDR = Fiduciary Depository Receipts

TBA = To be announced

C$ = Canadian dollars

€ = Euros

£ = British pounds

HUF = Hungarian forints

¥ = Japanese yen

MXN = Mexican pesos

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 92.52%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 34.81%
U.S. Treasury	U.S. Treasury 0.75% 2017[1]	$44,279	$44,367
31.07%	U.S. Treasury 8.75% 2017	50,000	57,578
	U.S. Treasury 1.25% 2018	218,100	218,748
	U.S. Treasury 1.375% 2018	87,750	88,593
	U.S. Treasury 1.50% 2018	86,875	87,975
	U.S. Treasury 1.50% 2019	95,000	94,944
	U.S. Treasury 1.50% 2019	74,375	75,020
	U.S. Treasury 1.625% 2019	179,250	180,594
	U.S. Treasury 1.625% 2019	152,625	153,854
	U.S. Treasury 1.625% 2019	137,900	138,358
	U.S. Treasury 1.625% 2019	85,000	85,747
	U.S. Treasury 1.75% 2019	75,000	75,844
	U.S. Treasury 1.125% 2020	67,300	65,797
	U.S. Treasury 1.25% 2020	88,700	87,460
	U.S. Treasury 1.25% 2020	44,425	43,738
	U.S. Treasury 1.375% 2020	68,250	67,383
	U.S. Treasury 8.75% 2020	40,000	53,922
	U.S. Treasury 2.125% 2021	80,000	80,502
	U.S. Treasury 1.50% 2022	100,000	96,687
	U.S. Treasury 1.75% 2022	200,000	196,068
	U.S. Treasury 1.75% 2022	50,000	48,981
	U.S. Treasury 1.875% 2022	70,000	69,119
	U.S. Treasury 2.125% 2022	140,000	140,405
	U.S. Treasury 2.25% 2024	45,000	44,624
	U.S. Treasury 2.00% 2025	56,625	54,890
	U.S. Treasury 2.125% 2025	108,056	105,870
	U.S. Treasury 3.625% 2043	75,400	82,575
	U.S. Treasury 3.00% 2045	137,000	133,665
	U.S. Treasury 0.50%–6.13% 2016–2045[1]	389,141	392,672
			3,065,980

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	205,718	201,833
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	88,327	79,783
securities	U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2020–2044[2]	86,953	88,035
3.74%			369,651
	Total U.S. Treasury bonds & notes		3,435,631

Corporate bonds & notes 30.47%
Financials	Other securities		731,512
7.41%

Health care	Other securities		591,948
6.00%

Industrials	General Electric Capital Corp. 2.20%–3.10% 2017–2023	17,960	18,036
1.13%	General Electric Co. 2.70% 2022	5,000	4,891
	Other securities		88,199
			111,126

Other	Other securities		1,571,946
15.93%	Total corporate bonds & notes		3,006,532

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Mortgage-backed obligations 19.44%
Federal agency	Fannie Mae 3.50% 2045[3,4]	$130,000	$133,379
mortgage-backed	Fannie Mae 4.50% 2045[3,4]	369,430	399,158
obligations	Fannie Mae 1.77%–9.41% 2023–2044[3,5]	91,230	99,463
15.77%	Freddie Mac 3.00% 2035[3]	75,944	77,085
	Freddie Mac 0%–5.50% 2033–2044[3]	40,055	43,428
	Government National Mortgage Assn. 4.50% 2040[3]	2,456	2,681
	Government National Mortgage Assn. 4.00% 2044[3]	130,157	137,830
	Government National Mortgage Assn. 4.00% 2045[3,4]	350,000	369,988
	Government National Mortgage Assn. 4.00% 2045[3,4]	277,450	293,707
			1,556,719

Other	Other securities		361,655
3.67%	Total mortgage-backed obligations		1,918,374

Bonds & notes of governments & government agencies outside the U.S. 4.18%
	Spanish Government 5.15% 2044	€41,475	61,864
	Other securities		350,895
			412,759
Federal agency bonds & notes 1.84%
	Fannie Mae 2.625% 2024	$12,910	12,859
	Freddie Mac 1.25% 2019	44,500	43,875
	Freddie Mac 0.50%–3.53% 2015–2025[3,5]	63,105	63,909
	Other securities		61,001
			181,644
Other 1.78%
	Other securities		175,822
	Total bonds, notes & other debt instruments (cost: $9,162,068,000)		9,130,762

Preferred securities 0.01%		Shares
Financials	Morgan Stanley, Series I, depositary shares	24,800	632
0.01%	Other securities		538
	Total preferred securities (cost: $1,125,000)		1,170

Common stocks 0.02%
Consumer	Other securities		5
discretionary
0.00%

Miscellaneous	Other common stocks in initial period of acquisition		2,241
0.02%	Total common stocks (cost: $4,617,000)		2,246

		Principal amount
Short-term securities 17.61%		(000)
	Apple Inc. 0.11% due 7/30/2015[6]	$44,300	44,295
	Caterpillar Financial Services Corp. 0.10% due 8/20/2015	65,000	64,985
	Chariot Funding, LLC 0.30% due 10/23/2015[6]	25,000	24,976
	Chevron Corp. 0.10%–0.12% due 9/2/2015–9/22/2015[6]	73,100	73,074

American Funds Insurance Series

Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 0.20%–0.38% due 10/14/2015–1/11/2016[6]	$72,700	$72,579
ExxonMobil Corp. 0.10% due 8/17/2015	57,000	56,989
Fannie Mae 0.09%–0.24% due 7/2/2015–1/19/2016	159,500	159,445
Federal Home Loan Bank 0.06%–0.19% due 7/6/2015–1/20/2016	666,200	666,105
Freddie Mac 0.10%–0.21% due 7/9/2015–1/4/2016	227,900	227,860
General Electric Capital Corp. 0.19%–0.27% due 9/23/2015–11/19/2015	77,500	77,453
John Deere Capital Corp. 0.11%–0.13% due 7/20/2015–8/11/2015[6]	61,100	61,092
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[6]	25,000	24,949
United Technologies Corp. 0.12% due 7/27/2015–8/3/2015[6]	106,400	106,385
Other securities		77,896
Total short-term securities (cost: $1,737,891,000)		1,738,083

Total investment securities 110.16% (cost: $10,905,701,000)		10,872,261
Other assets less liabilities (10.16)%		(1,002,972)
Net assets 100.00%		$9,869,289

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $11,702,000, which represented .12% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $7,905,000, an aggregate cost of $10,167,000, and which represented .08% of the net assets of the fund) were acquired from 12/7/2011 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,424,000, which represented .26% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $216,441,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
British pounds	7/15/2015	UBS AG	$9,244	£5,965	$(128)
Danish kroner	7/22/2015	HSBC Bank	$21,186	DKr139,000	401
Euros	7/10/2015	HSBC Bank	$5,472	€5,000	(103)
Euros	7/21/2015	HSBC Bank	$30,495	€27,060	319
Euros	8/5/2015	JPMorgan Chase	$38,320	€33,700	731
Euros	8/5/2015	JPMorgan Chase	$56,763	€51,000	(123)
Euros	8/6/2015	HSBC Bank	$87,385	€78,300	47
Japanese yen	7/8/2015	UBS AG	$39,874	¥4,930,000	(413)
Mexican pesos	7/15/2015	HSBC Bank	$2,612	MXN40,325	50
					$781

American Funds Insurance Series

Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,715,739,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$8,000,000	$(400)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,050,000	(220)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.132	8/26/2017	479	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.138	8/27/2017	1,000	(4)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0545	10/16/2017	1,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.0635	12/3/2017	5,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	1.305	2/20/2018	200,000	(894)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2225	5/21/2018	900	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	208,000	(310)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11	5/30/2019	200,000	(184)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	80,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	185,000	370
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8095	12/9/2019	73,000	502
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6915	6/3/2020	1,600	(6)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	244,700	404
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7645	6/22/2020	690	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	242,900	428
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	120,000	92
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	130,000	235
Receive	LCH.Clearnet	3-month USD-LIBOR	1.771	7/2/2020	4,000	—
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	40,000	546
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9695	3/18/2022	1,425	12
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0294	5/21/2022	50,000	307
Pay	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	3,600	(133)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	60,000	(1,650)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(39)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.54	10/3/2024	400	(5)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	25,000	278
Pay	LCH.Clearnet	3-month USD-LIBOR	2.342	10/21/2024	290	2
Pay	LCH.Clearnet	3-month USD-LIBOR	2.326	10/22/2024	800	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.372	10/24/2024	1,150	3
Pay	LCH.Clearnet	3-month USD-LIBOR	2.438	11/19/2024	2,750	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(93)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4295	11/25/2024	800	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.353	12/8/2024	700	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2845	12/12/2024	330	4
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8185	1/20/2025	900	48
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9365	1/22/2025	1,500	64
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	4,800,000	322
Pay	LCH.Clearnet	3-month USD-LIBOR	2.192	3/18/2025	1,850	40
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0635	3/23/2025	3,000	100
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0475	3/23/2025	450	16
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1325	5/1/2025	5,750	163
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3175	5/8/2025	1,500	18
Pay	LCH.Clearnet	3-month USD-LIBOR	2.339	5/13/2025	375	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.351	5/15/2025	590	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.287	5/20/2025	500	7
Pay	LCH.Clearnet	3-month USD-LIBOR	2.227	5/28/2025	260	5
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2125	5/29/2025	465	10
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2185	6/1/2025	1,150	25
Pay	LCH.Clearnet	3-month USD-LIBOR	2.247	6/3/2025	5,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.451	6/5/2025	650	—

American Funds Insurance Series

Bond Fund

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.486%	6/9/2025	$2,000	$(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.46	6/10/2025	2,536	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.487	6/11/2025	2,500	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	130,000	(1,092)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.455	6/24/2025	235	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.428	7/2/2025	4,500	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	2,250	87
Receive	LCH.Clearnet	3-month USD-LIBOR	2.913	11/24/2034	10,000	114
Receive	LCH.Clearnet	3-month USD-LIBOR	2.844	6/11/2035	3,250	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9535	6/30/2035	2,500	42
Pay	LCH.Clearnet	3-month USD-LIBOR	3.132	10/8/2044	200	(8)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.046	10/10/2044	700	(15)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0745	11/10/2044	250	(7)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.086	11/10/2044	525	(16)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.061	11/12/2044	200	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(23)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0205	11/24/2044	3,500	(59)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.925	12/3/2044	1,230	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6695	12/19/2044	200	11
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5755	3/5/2045	1,470	111
Receive	LCH.Clearnet	3-month USD-LIBOR	2.377	4/29/2045	2,110	(247)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6765	5/7/2045	430	24
Pay	LCH.Clearnet	3-month USD-LIBOR	2.757	5/8/2045	1,500	57
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	30,000	4,057
Pay	LCH.Clearnet	3-month USD-LIBOR	2.777	5/21/2045	850	29
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	20,500	335
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	11,400	227
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	20,000	260
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9215	6/11/2045	800	3
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	28,000	(836)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886	7/1/2045	30,000	(351)
						$2,824

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $54,450,000 over the prior one-month period.

Centrally cleared credit default swaps on credit indices — buy protection

Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$54,450	$47

American Funds Insurance Series

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $35,996,000, which represented .36% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,265,390,000, which represented 12.82% of the net assets of the fund.

Key to abbreviations and symbols

TBA = To be announced

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 95.68%		Principal amount (000)		Value (000)
Euros	Hungarian Government 3.88%–6.00% 2018–2020		€15,120	$19,263
12.52%	Irish Government 3.90% 2023		13,150	17,511
	Irish Government 2.40% 2030		11,800	13,667
	Irish Government 2.00%–5.00% 2020–2045		17,365	22,591
	Italian Government 2.15% 2021		19,660	22,557
	Italian Government 3.50%–4.75% 2023–2030		13,840	17,436
	Slovenia (Republic of) 4.13%–4.63% 2019–2024		1,300	1,660
	Spanish Government 5.85% 2022		8,660	12,134
	Spanish Government 5.15% 2044		32,500	48,477
	Spanish Government 2.75%–5.40% 2023–2028		15,195	19,378
	Other securities			121,381
				316,055

Japanese yen	Japanese Government, Series 326, 0.70% 2022		¥1,670,000	14,091
4.73%	Japanese Government, Series 19, 0.10% 2024[1]		2,746,740	24,128
	Japanese Government, Series 18, 0.10% 2024[1]		2,684,324	22,863
	Japanese Government, Series 116, 2.20% 2030		1,715,000	16,739
	Japanese Government, Series 145, 1.70% 2033		1,260,000	11,383
	Japanese Government 0.10%–2.30% 2016–2042		3,543,000	30,265
				119,469

British pounds	United Kingdom 2.25% 2023		£9,945	15,997
4.20%	United Kingdom 2.75% 2024		25,150	41,848
	United Kingdom 1.00%–4.25% 2017–2044		23,955	39,503
	Other securities			8,634
				105,982

Polish zloty	Polish Government, Series 1017, 5.25% 2017	PLN	233,397	66,647
4.05%	Polish Government 4.00%–5.75% 2020–2023		118,520	35,690
				102,337

Mexican pesos	United Mexican States Government, Series M, 6.50% 2021	MXN	249,800	16,629
3.73%	United Mexican States Government, Series M20, 10.00% 2024		177,500	14,488
	United Mexican States Government 4.50% 2025[1]		115,533,560	15,962
	United Mexican States Government 2.00%–10.00% 2015–2042[1]		82,656,266	47,017
				94,096

Hungarian forints	Hungarian Government, Series 19/A, 6.50% 2019	HUF	4,940,080	20,028
3.43%	Hungarian Government, Series 20A, 7.50% 2020		11,392,540	49,178
	Hungarian Government 3.50%–7.00% 2018–2025		4,446,220	17,429
				86,635

Indian rupees	India (Republic of) 7.28% 2019	INR	887,000	13,719
2.50%	India (Republic of) 8.83% 2023		1,284,200	21,217
	India (Republic of) 8.60% 2028		1,350,800	22,025
	India (Republic of) 9.20% 2030		355,600	6,123
				63,084

Danish kroner	Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	176,300	25,226
2.00%	Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		30,300	4,315
	Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		79,500	11,316
	Other securities			9,572
				50,429

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)		Value (000)
Malaysian	Malaysian Government, Series 0114, 4.181% 2024	MYR	9,000	$2,418
ringgits	Malaysian Government, Series 0310, 4.498% 2030		77,950	21,347
0.94%				23,765

Norwegian kroner	Norwegian Government 3.75% 2021	NKr	123,875	17,916
0.74%	Other securities			849
				18,765

Indonesian rupiah	Indonesia (Republic of) 7.88%–9.00% 2019–2034	IDR	238,601,000	18,013
0.71%

U.S. dollars	Fannie Mae 3.50% 2045[2,3]		$17,225	17,673
53.55%	Fannie Mae 2.18%–4.00% 2022–2043[2]		9,527	9,730
	Freddie Mac 0%–3.50% 2016–2045[2,3]		17,931	18,211
	Government National Mortgage Assn. 3.50% 2045[2,3]		62,700	64,956
	Government National Mortgage Assn. 4.00% 2045[2,3]		16,300	17,255
	Government National Mortgage Assn. 2.50%–3.00% 2027–2028[2]		2,449	2,513
	Hungarian Government 4.00%–7.63% 2018–2041		19,516	21,891
	Indonesia (Republic of) 3.75%–5.88% 2020–2025[4]		7,925	7,881
	Malaysian Government 3.043% 2025[4]		3,400	3,389
	Slovenia (Republic of) 5.50% 2022		10,840	12,062
	Slovenia (Republic of) 4.13%–5.85% 2018–2024[4]		12,680	14,193
	U.S. Treasury 0.875% 2017		12,400	12,445
	U.S. Treasury 1.50% 2018		41,050	41,570
	U.S. Treasury 1.00% 2019		17,750	17,487
	U.S. Treasury 1.50% 2019		13,950	14,071
	U.S. Treasury 1.625% 2019		42,019	42,334
	U.S. Treasury 1.625% 2019[5]		38,300	38,637
	U.S. Treasury 1.625% 2019		18,550	18,762
	U.S. Treasury 1.75% 2019		16,050	16,231
	U.S. Treasury 1.125% 2020		30,350	29,672
	U.S. Treasury 1.25% 2020		60,850	59,999
	U.S. Treasury 1.375% 2020		26,475	26,139
	U.S. Treasury 2.50% 2024		13,450	13,654
	U.S. Treasury 2.125% 2025		13,800	13,521
	U.S. Treasury 3.00% 2045		12,450	12,147
	U.S. Treasury 0.63%–5.13% 2016–2045		72,410	70,885
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		34,366	34,451
	U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		33,476	32,844
	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2018–2044[1]		35,894	35,669
	United Mexican States Government Global 3.60%–3.63% 2022–2025		3,239	3,242
	Other securities			628,352
				1,351,866

Other	Other securities			64,997
2.58%	Total bonds, notes & other debt instruments (cost: $2,503,988,000)			2,415,493

Convertible stocks 0.01%			Shares
U.S. dollars	Other securities			356
0.01%	Total convertible stocks (cost: $386,000)			356

American Funds Insurance Series

Global Bond Fund

Common stocks 0.10%		Shares	Value (000)
Miscellaneous	Other common stocks in initial period of acquisition		$2,102
0.09%

U.S. dollars	Other securities		319
0.01%	Total common stocks (cost: $3,100,000)		2,421

Short-term securities 7.84%		Principal amount (000)
	AstraZeneca PLC 0.10% due 8/7/2015[4]	$18,000	17,997
	Fannie Mae 0.16% due 8/17/2015	33,500	33,499
	Federal Home Loan Bank 0.08%–0.15% due 7/22/2015–11/3/2015	71,200	71,196
	Freddie Mac 0.21% due 1/4/2016	11,900	11,893
	Old Line Funding, LLC 0.27% due 8/13/2015[4]	15,000	14,997
	Thunder Bay Funding, LLC 0.40% due 12/17/2015[4]	31,100	31,041
	Other securities		17,199
	Total short-term securities (cost: $197,798,000)		197,822

	Total investment securities 103.63% (cost: $2,705,272,000)		2,616,092
	Other assets less liabilities (3.63)%		(91,613)
	Net assets 100.00%		$2,524,479

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $8,955,000, which represented .35% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $3,866,000, an aggregate cost of $3,925,000, and which represented ..15% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,886,000, which represented .43% of the net assets of the fund.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $523,975,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2015
	date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	8/6/2015	UBS AG	€28,945	$33,000	$(714)
Hungarian forints	7/10/2015	HSBC Bank	HUF1,223,589	$4,413	(90)
Japanese yen	7/8/2015	Citibank	¥3,622,655	$29,273	331
Japanese yen	7/8/2015	Citibank	¥1,854,036	$14,863	287
Japanese yen	7/15/2015	Bank of New York Mellon	¥2,113,932	$17,005	271
Japanese yen	7/16/2015	HSBC Bank	¥3,779,701	$30,410	480
Japanese yen	7/23/2015	HSBC Bank	¥3,725,094	$29,925	521
Japanese yen	7/23/2015	UBS AG	¥1,420,795	$11,445	167
Japanese yen	7/24/2015	HSBC Bank	¥726,263	$5,850	86
Japanese yen	7/24/2015	HSBC Bank	¥998,560	$8,143	19
Japanese yen	8/6/2015	UBS AG	¥1,008,354	$8,168	75
Japanese yen	8/6/2015	HSBC Bank	¥895,431	$7,253	67
Polish zloty	7/16/2015	UBS AG	PLN17,293	$4,682	(84)
					$1,416
Sales:
Australian dollars	8/6/2015	Citibank	$1,121	A$1,450	5
British pounds	7/13/2015	UBS AG	$10,382	£6,750	(223)
British pounds	7/15/2015	HSBC Bank	€9,603	£7,050	(368)
British pounds	7/15/2015	HSBC Bank	€19,448	£14,300	(780)
British pounds	7/16/2015	HSBC Bank	$5,747	£3,750	(144)
British pounds	7/21/2015	HSBC Bank	$8,900	£5,690	(39)
British pounds	8/5/2015	UBS AG	$12,184	£7,700	89
Canadian dollars	7/10/2015	UBS AG	$4,100	C$5,120	1
Colombian pesos	7/24/2015	JPMorgan Chase	$2,570	COP6,629,670	32
Euros	7/8/2015	Citibank	PLN33,602	€8,100	(96)
Euros	7/13/2015	JPMorgan Chase	HUF2,532,505	€8,100	(84)
Euros	7/29/2015	UBS AG	$11,423	€10,400	(177)
Euros	8/5/2015	JPMorgan Chase	$32,282	€29,075	(148)
Euros	8/6/2015	HSBC Bank	¥1,415,925	€10,250	142
Norwegian kroner	7/23/2015	Citibank	$8,556	NKr66,600	66
South African rand	7/22/2015	UBS AG	$4,384	ZAR53,900	(29)
Swedish kronor	7/29/2015	Citibank	$4,719	SKr38,340	91
					$(1,662)
Forward currency contracts — net					$ (246)

American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,021,113,000 over the prior 12-month period.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802%	6/9/2020	$ 47,300	$ 78
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	46,900	82
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	23,000	18
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	2,850,000	103
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	25,000	(210)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5615	6/30/2025	20,000	(185)
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	10,750	176
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	2,600	52
Pay	LCH.Clearnet	3-month USD-LIBOR	2.839	6/8/2045	7,500	160
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	9,000	(269)
						$ 5

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $261,385,000, which represented 10.35% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,439,000, which represented .33% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 90.83%		Principal amount (000)	Value (000)
Corporate bonds & notes 87.36%
Health care	DJO Finco Inc. 8.125% 2021[1]	$12,395	$12,798
15.20%	inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,3,4]	7,585	7,591
	inVentiv Health Inc. 12.00% 2018[1,5]	18,418	18,289
	inVentiv Health Inc. 9.00%–11.00% 2018[1]	20,697	20,598
	Kinetic Concepts, Inc. 10.50% 2018	25,170	26,932
	Kinetic Concepts, Inc. 12.50% 2019	15,330	16,595
	Multiplan Inc., Term Loan B, 3.75% 2021[2,3,4]	10,214	10,177
	Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	10,546	10,354
	Tenet Healthcare Corp. 4.375% 2021	1,000	983
	Tenet Healthcare Corp. 3.78%–6.75% 2020–2023[1,2]	25,030	25,723
	VPI Escrow Corp. 6.75% 2018[1]	13,680	14,373
	VPI Escrow Corp. 6.375% 2020[1]	13,070	13,797
	VPI Escrow Corp. 7.50% 2021[1]	500	542
	VRX Escrow Corp. 6.125% 2025[1]	14,690	15,167
	VRX Escrow Corp. 5.38%–5.88% 2020–2023[1]	7,220	7,455
	VWR Funding, Inc. 7.25% 2017	10,770	11,160
	Other securities		93,899
			306,433

Telecommunication	Altice Financing SA 6.625% 2023[1]	5,475	5,449
services	Altice Finco SA 6.50%–9.88% 2020–2025[1]	2,100	2,181
13.98%	Altice Finco SA, First Lien, 7.75% 2022[1]	2,000	1,940
	Altice SA 7.625% 2025[1]	800	754
	Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,450
	Digicel Group Ltd. 8.25% 2020[1]	17,600	17,688
	Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	9,675	9,274
	Frontier Communications Corp. 6.25%–9.25% 2018–2022	20,100	20,989
	Intelsat Jackson Holding Co. 7.25% 2020	5,000	4,962
	Intelsat Jackson Holding Co. 6.625% 2022	23,800	21,926
	Intelsat Luxembourg Holding Co. 6.75% 2018	7,420	7,049
	Level 3 Communications, Inc. 5.125% 2023[1]	12,525	12,329
	LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	10,839	10,940
	MetroPCS Wireless, Inc. 6.25% 2021	15,355	15,777
	MetroPCS Wireless, Inc. 6.625% 2023	9,675	10,074
	Numericable Group SA 4.875% 2019[1]	24,850	24,664
	Numericable Group SA 6.00% 2022[1]	4,050	4,002
	Sprint Nextel Corp. 7.00% 2020	28,100	27,959
	Sprint Nextel Corp. 6.88%–11.50% 2017–2028	15,000	15,661
	T-Mobile US, Inc. 6.38%–6.73% 2020–2025	12,054	12,581
	Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,588
	Wind Acquisition SA 4.75% 2020[1]	7,575	7,528
	Wind Acquisition SA 7.375% 2021[1]	18,950	19,211
	Other securities		14,984
			281,960

Industrials	Altegrity, Inc. 9.50% 2019[1]	12,225	11,583
13.12%	Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	22,080	18,437
	Builders Firstsource 7.625% 2021[1]	10,900	11,336
	CEVA Group PLC 7.00%–9.00% 2021[1]	3,450	3,344
	CEVA Group PLC, LOC, 6.50% 2021[2,3,4]	1,867	1,751
	CEVA Group PLC, Term Loan 6.50% 2021[2,3,4]	4,962	4,652
	Euramax International, Inc. 9.50% 2016	10,390	10,286
	Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	11,675	11,544
	Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	4,546
	Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	4,847
	Ply Gem Industries, Inc. 6.50% 2022	17,175	17,025

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials	Ply Gem Industries, Inc. 6.50% 2022	$4,800	$4,668
(continued)	Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,345	11,481
	Other securities		148,951
			264,451

Consumer	Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	16,250	16,201
discretionary	DISH DBS Corp. 4.25% 2018	18,350	18,717
11.70%	DISH DBS Corp. 5.13%–7.88% 2019–2020	3,650	3,770
	Other securities		197,272
			235,960

Energy	NGPL PipeCo LLC 9.625% 2019[1]	16,825	17,119
10.83%	NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	11,240	11,703
	NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,712	1,643
	Peabody Energy Corp. 6.00% 2018	33,745	16,366
	Rice Energy Inc. 6.25% 2022	11,625	11,596
	Other securities		160,024
			218,451

Materials	ArcelorMittal 7.50% 2041	11,730	11,554
9.30%	ArcelorMittal 5.13%–10.60% 2018–2025	9,435	9,886
	First Quantum Minerals Ltd. 6.75% 2020[1]	20,043	19,492
	First Quantum Minerals Ltd. 7.00% 2021[1]	22,418	21,549
	First Quantum Minerals Ltd. 7.25% 2022[1]	1,925	1,843
	FMG Resources 8.25% 2019[1]	250	212
	FMG Resources 6.875% 2022[1]	275	194
	FMG Resources 9.75% 2022[1]	25,250	26,134
	JMC Steel Group Inc. 8.25% 2018[1]	20,600	18,926
	Reynolds Group Holdings, Ltd. 6.00% 2017[1]	950	954
	Reynolds Group Inc. 5.75% 2020	28,140	28,914
	Reynolds Group Inc. 6.88%–9.88% 2019–2021	2,887	3,031
	Other securities		44,882
			187,571

Information	Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,940	11,938
technology	Alcatel-Lucent USA Inc. 4.63%–6.75% 2017–2020[1]	8,080	8,506
6.28%	First Data Corp. 11.75% 2021	18,795	21,191
	First Data Corp. 8.25%–12.63% 2021–2022[1,5]	8,039	9,047
	Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,498
	Freescale Semiconductor, Inc. 6.00% 2022[1]	13,550	14,397
	Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,4]	5,405	5,418
	SRA International, Inc. 11.00% 2019	7,835	8,344
	SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	16,913	16,976
	Other securities		22,350
			126,665

Financials	CIT Group Inc. 3.875% 2019	13,340	13,273
5.25%	iStar Financial Inc. 5.00% 2019	10,300	10,197
	iStar Financial Inc. 4.00%–9.00% 2017–2018	11,805	11,895
	Other securities		70,477
			105,842

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Other	Other securities		$34,277
1.70%	Total corporate bonds & notes		1,761,610

Bonds & notes of governments & government agencies outside the U.S. 2.01%
	Other securities		40,508

U.S. Treasury bonds & notes 1.31%
U.S. Treasury	U.S. Treasury 1.375% 2020[7]	$10,000	9,883
1.31%	U.S. Treasury 3.00% 2045	16,900	16,488
			26,371

Asset-backed obligations 0.15%
	Other securities		2,988
	Total bonds, notes & other debt instruments (cost: $1,896,543,000)		1,831,477

Convertible bonds 0.25%
Other	Other securities		1,641
0.08%

Miscellaneous	Other convertible bonds in initial period of acquisition		3,376
0.17%	Total convertible bonds (cost: $6,719,000)		5,017

Convertible stocks 0.74%		Shares
Industrials	CEVA Group PLC, Series A-1, 3.289% convertible preferred[6]	4,788	4,788
0.32%	CEVA Group PLC, Series A-2, 2.289% convertible preferred[6,8]	2,211	1,637
			6,425

Other	Other securities		5,705
0.28%

Miscellaneous	Other convertible stocks in initial period of acquisition		2,749
0.14%	Total convertible stocks (cost: $15,843,000)		14,879

Preferred securities 0.08%
Financials	Other securities		1,550
0.08%	Total preferred securities (cost: $1,536,000)		1,550

Common stocks 1.82%
Industrials	CEVA Group PLC[1,6,9]	5,622	4,160
0.21%	Other securities		10
			4,170

American Funds Insurance Series

High-Income Bond Fund

Common stocks (continued)		Shares	Value (000)
Other	Other securities		$9,722
0.48%

Miscellaneous	Other common stocks in initial period of acquisition		22,868
1.13%	Total common stocks (cost: $43,166,000)		36,760

Rights & warrants 0.00%
Consumer	Other securities		—
discretionary	Total rights & warrants (cost: $2,420,000)		—
0.00%

Short-term securities 4.90%		Principal amount (000)
	Caterpillar Financial Services Corp. 0.12% due 8/27/2015	$32,100	32,091
	Coca-Cola Co. 0.16% due 7/9/2015[1]	25,000	25,000
	ExxonMobil Corp. 0.09% due 7/1/2015	14,200	14,200
	Federal Home Loan Bank 0.10% due 8/17/2015	16,100	16,100
	Other securities		11,400
	Total short-term securities (cost: $98,791,000)		98,791

	Total investment securities 98.62% (cost: $2,065,018,000)		1,988,474
	Other assets less liabilities 1.38%		27,925
	Net assets 100.00%		$2,016,399

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $7,636,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
	Settlement		Receive	Deliver	at 6/30/2015
	date	Counterparty	(000)	(000)	(000)
Sales:
Euros	7/17/2015	JPMorgan Chase	$5,022	€4,450	$60
Euros	7/24/2015	JPMorgan Chase	$1,534	€1,360	17
Euros	8/6/2015	Bank of America, N.A.	$1,121	€1,000	6
					$83

American Funds Insurance Series

High-Income Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,625,000 over the prior two-month period.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$ (3)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7575	5/22/2045	750	29
Pay	LCH.Clearnet	3-month USD-LIBOR	2.883	6/22/2045	750	9
						$35

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $11,625,000 over the prior six-month period.

Centrally cleared credit default swaps on credit indices — sell protection

					Unrealized
					depreciation
		Receive	Expiration	Notional	at 6/30/2015
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$14,850	$(81)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $909,498,000, which represented 45.11% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $130,562,000, which represented 6.48% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $67,033,000, which represented 3.32% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,031,000, which represented .05% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	dates	(000)	(000)	assets
CEVA Group PLC, Series A-2, 2.289% convertible preferred	3/10/2010-8/22/2014	$2,214	$1,637	.08%
Other private placement securities	2/14/2011-10/25/2012	8,698	—	.00
Total private placement securities		$10,912	$1,637	.08%

Key to abbreviation and symbol

LOC = Letter of credit

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 95.44%		Principal amount (000)	Value (000)
Mortgage-backed obligations 68.06%
Federal agency	Fannie Mae 5.00% 2036[1]	$361	$392
mortgage-backed	Fannie Mae 3.50% 2045[1,2]	33,550	34,422
obligations	Freddie Mac 5.00% 2034[1]	2,838	3,165
65.33%	Government National Mortgage Assn. 5.50% 2040[1]	4,478	5,070
	Government National Mortgage Assn. 5.00% 2041[1]	2,380	2,602
	Government National Mortgage Assn. 3.50% 2043[1]	2,804	2,929
	Government National Mortgage Assn. 3.50% 2043[1]	2,784	2,890
	Government National Mortgage Assn. 3.50% 2043[1]	2,236	2,319
	Government National Mortgage Assn. 3.50% 2043[1]	2,159	2,256
	Government National Mortgage Assn. 3.50% 2043[1]	2,033	2,110
	Government National Mortgage Assn. 4.00% 2044[1]	9,671	10,241
	Government National Mortgage Assn. 4.25% 2044[1]	2,346	2,543
	Government National Mortgage Assn. 3.50% 2045[1,2]	73,475	75,920
	Government National Mortgage Assn. 3.50% 2045[1,2]	16,210	16,793
	Government National Mortgage Assn. 4.00% 2045[1,2]	34,910	36,956
	Government National Mortgage Assn. 3.50%–6.50% 2034–2044[1]	13,199	13,945
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,428	5,665
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,421	1,522
	Other securities		264
			222,004

Commercial	Other securities		9,279
mortgage-backed	Total mortgage-backed obligations		231,283
securities
2.73%

Asset-backed obligations 12.44%
	Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[1,3,4]	2,378	2,365
	Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5,6]	6,379	6,324
	Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[1,3,4,5]	2,500	2,500
	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	3,155	3,187
	Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,297
	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	3,913	3,913
	Other securities		21,682
			42,268

U.S. Treasury bonds & notes 10.46%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	2,872	2,693
inflation-protected	U.S. Treasury Inflation-Protected Security 2.00% 2016[7,8]	3,552	3,024
securities	U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	4,726	4,426
8.84%	U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	15,690	16,399
	U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	3,886	3,510
			30,052

U.S. Treasury	U.S. Treasury 1.50% 2019[8]	3,000	3,000
1.62%	U.S. Treasury 1.50%–1.63% 2019[8]	2,500	2,506
			5,506
	Total U.S. Treasury bonds & notes		35,558

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Federal agency bonds & notes 4.48%
Fannie Mae 1.75% 2019	$1,750	$1,759
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	4,921
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,303
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,228
		15,211
Total bonds, notes & other debt instruments (cost: $323,377,000)		324,320

Short-term securities 53.67%
Abbott Laboratories 0.12% due 7/20/2015[3]	5,500	5,500
Apple Inc. 0.13% due 9/21/2015[3]	7,000	6,997
AstraZeneca PLC 0.10% due 8/13/2015[3]	8,000	7,998
Chevron Corp. 0.10% due 9/4/2015[3]	8,000	7,997
Coca-Cola Co. 0.22% due 11/17/2015[3]	5,200	5,194
Emerson Electric Co. 0.11% due 8/10/2015[3]	7,700	7,699
ExxonMobil Corp. 0.10% due 7/21/2015	7,500	7,499
Fannie Mae 0.11% due 10/1/2015	8,000	7,999
Federal Farm Credit Banks 0.14%–0.17% due 7/15/2015–1/8/2016	10,000	9,997
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–11/30/2015	28,800	28,798
Freddie Mac 0.08%–0.13% due 8/3/2015–9/21/2015	15,800	15,800
General Electric Co. 0.06% due 7/1/2015	7,000	7,000
John Deere Capital Corp. 0.12%–0.13% due 7/13/2015–8/11/2015[3]	8,400	8,399
Jupiter Securitization Co., LLC 0.42% due 12/22/2015[3]	8,000	7,984
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/13/2015	7,700	7,700
PepsiCo Inc. 0.08% due 7/17/2015[3]	7,000	7,000
Private Export Funding Corp. 0.22% due 8/3/2015[3]	8,500	8,499
Qualcomm Inc. 0.10%–0.11% due 8/19/2015–9/8/2015[3]	7,500	7,498
United Technologies Corp. 0.12% due 8/31/2015[3]	2,200	2,199
USAA Capital Corp. 0.10% due 7/28/2015	8,000	7,999
Victory Receivables Corp. 0.17% due 7/13/2015[3]	5,200	5,200
Other securities		1,400
Total short-term securities (cost: $182,353,000)		182,356

Total investment securities 149.11% (cost: $505,730,000)		506,676
Other assets less liabilities (49.11)%		(166,869)
Net assets 100.00%		$339,807

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $285,625,000 over the prior 12-month period.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$80,000	$(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	17,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	77,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	800	— [9]
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	5,000	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	39
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	65
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	84
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	75
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	92
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	200
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	67,500	152
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	3,500	1
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	8,000	(9)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	6,000	17
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	7,500	(11)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	14,500	21
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	10,500	(51)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.525	4/27/2020	5,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	9,000	27
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8445	6/16/2020	8,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	8,000	33
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	1,000	5
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	2,000	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	10,900	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	232
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	12,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	2,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	4,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(111)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(123)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(178)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	2,000	179
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	3,200	321
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	2,000	248
Pay	LCH.Clearnet	3-month USD-LIBOR	2.784	5/18/2045	700	23
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	2,500	165
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	4,000	(3)
						$1,787

American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $111,695,000, which represented 32.87% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $12,524,000, which represented 3.69% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,886,000, which represented 1.73% of the net assets of the fund.
[9]	Amount less than one thousand.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$6,379	$6,324	1.86%

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2015	unaudited

Bonds, notes & other debt instruments 96.76%		Principal amount (000)	Value (000)
Mortgage-backed obligations 37.84%
Federal agency	Fannie Mae 3.50% 2045[1,2]	$64,000	$65,664
mortgage-backed	Fannie Mae 4.00% 2045[1,2]	50,000	52,909
obligations	Fannie Mae 0%–9.79% 2017–2044[1,3]	42,114	43,993
37.84%	Freddie Mac 0%–6.00% 2023–2044[1,3]	53,722	56,221
	Government National Mortgage Assn. 3.50% 2045[1,2]	294,000	303,785
	Government National Mortgage Assn. 3.50% 2045[1,2]	75,000	77,698
	Government National Mortgage Assn. 4.00% 2045[1,2]	459,539	486,465
	Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[1,3]	21,289	23,135
	Government National Mortgage Assn. 3.00%–6.50% 2034–2065[1]	70,789	76,338
	Vendee Mortgage Trust 3.75%–4.25% 2033–2035[1]	34,909	37,068
	Other securities		1,897
			1,225,173

U.S. Treasury bonds & notes 32.46%
U.S. Treasury	U.S. Treasury 1.625% 2019	140,000	141,127
19.79%	U.S. Treasury 1.625% 2019[4]	76,000	76,668
	U.S. Treasury 3.625% 2019	56,500	61,479
	U.S. Treasury 1.50% 2020	50,000	49,686
	U.S. Treasury 2.25% 2021	103,575	105,694
	U.S. Treasury 1.625% 2022	39,798	38,411
	U.S. Treasury 1.75% 2022	58,000	56,860
	U.S. Treasury 1.875% 2022	35,000	34,559
	U.S. Treasury 1.13%–6.25% 2020–2045	74,930	76,422
			640,906

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	48,822	47,593
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	87,805	86,147
securities	U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	65,379	61,227
12.67%	U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	88,606	92,608
	U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	77,021	69,571
	U.S. Treasury Inflation-Protected Securities 0.13%–2.00% 2016–2043[5]	58,912	53,184
			410,330
	Total U.S. Treasury bonds & notes		1,051,236

Federal agency bonds & notes 26.46%
	Fannie Mae 1.50% 2020	94,500	93,468
	Fannie Mae 0.48%–7.13% 2015–2030[1,3]	44,181	46,669
	Federal Farm Credit Banks 0.24% 2017[3]	13,621	13,626
	Federal Farm Credit Banks 0.60% 2017	41,774	41,697
	Federal Home Loan Bank 0.375% 2015	34,750	34,759
	Federal Home Loan Bank 0.375% 2016	20,750	20,758
	Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,382
	Federal Home Loan Bank 1.75% 2018	38,000	38,646
	Federal Home Loan Bank 0.63%–5.50% 2016–2036	30,390	31,687
	Freddie Mac 1.75% 2015	23,425	23,488
	Freddie Mac 0.56%–3.75% 2017–2024[1,3]	54,127	55,293
	Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	28,975
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,258
	Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	17,045
	TVA Southaven 3.846% 2033[1]	1,648	1,711
	U.S. Department of Housing and Urban Development 0.28%–3.70% 2015–2034[6]	105,632	104,667
	United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,104
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,860
	United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,430
	United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,574

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
United States Agency for International Development, Morocco (Kingdom of)7.55% 2026[1]	$4,267	$5,511
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,467
Other securities		6,808
		856,883
Total bonds, notes & other debt instruments (cost: $3,131,257,000)		3,133,292

Short-term securities 32.76%
CAFCO, LLC 0.30% due 9/8/2015	50,000	49,982
Caterpillar Financial Services Corp. 0.10%–0.12% due 8/4/2015–8/20/2015	85,200	85,185
Chariot Funding, LLC 0.30% due 10/23/2015[7]	25,000	24,976
Chevron Corp. 0.08%–0.10% due 7/8/2015–9/2/2015[7]	73,900	73,884
Coca-Cola Co. 0.18%–0.23% due 9/16/2015–10/21/2015[7]	84,475	84,427
Emerson Electric Co. 0.12% due 7/17/2015–7/27/2015[7]	39,800	39,797
ExxonMobil Corp. 0.08%–0.11% due 7/21/2015–9/23/2015	47,400	47,392
Federal Farm Credit Banks 0.14%–0.19% due 7/15/2015–1/13/2016	80,000	79,973
Harvard University 0.11% due 7/14/2015	30,223	30,222
John Deere Capital Corp. 0.12%–0.13% due 7/15/2015–8/11/2015[7]	61,000	60,996
Jupiter Securitization Co., LLC 0.40%–0.42% due 12/21/2015–12/22/2015[7]	18,700	18,662
Kimberly-Clark Corp. 0.10% due 7/21/2015[7]	30,300	30,297
Microsoft Corp. 0.09% due 7/22/2015[7]	35,900	35,899
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/7/2015– 7/22/2015	72,500	72,497
Paccar Financial Corp. 0.10%–0.13% due 7/22/2015–8/6/2015	45,900	45,894
Pfizer Inc 0.15%–0.16% due 7/16/2015–8/13/2015[7]	50,900	50,897
Private Export Funding Corp. 0.22% due 8/24/2015[7]	50,000	49,986
Qualcomm Inc. 0.11%–0.12% due 9/8/2015–9/15/2015[7]	70,000	69,974
Regents of the University of California 0.13%–0.15% due 8/10/2015– 10/8/2015	50,000	49,986
USAA Capital Corp. 0.10% due 7/28/2015	30,000	29,997
Other securities		29,998
Total short-term securities (cost: $1,060,913,000)		1,060,921

Total investment securities 129.52% (cost: $4,192,170,000)		4,194,213
Other assets less liabilities (29.52)%		(956,025)
Net assets 100.00%		$3,238,188

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $3,329,628,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$4,000,000	$(200)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8355	5/20/2017	100,000	35
Pay	LCH.Clearnet	3-month USD-LIBOR	0.965	6/11/2017	110,000	(185)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.985	6/12/2017	50,000	(103)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	336,000	(17)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	223,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.28	3/19/2018	180,000	601
Pay	LCH.Clearnet	3-month USD-LIBOR	1.167	5/12/2018	25,000	28
Receive	LCH.Clearnet	3-month USD-LIBOR	1.33375	6/11/2018	110,000	326
Receive	LCH.Clearnet	3-month USD-LIBOR	1.335	6/11/2018	90,000	269
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3285	6/17/2018	40,000	(106)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2525	7/2/2018	150,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	83,000	(275)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.21	3/6/2019	51,000	171
Receive	LCH.Clearnet	3-month USD-LIBOR	1.775	4/10/2019	103,000	(625)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	100,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	86,600	889
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	351
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	671
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	599
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,087
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,040
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	52,000	694
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	48,000	248
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	52,000	(56)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	360,000	(3,845)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	80,000	(141)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	43,000	(62)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	110,000	155
Receive	LCH.Clearnet	3-month USD-LIBOR	1.497	4/29/2020	56,000	(641)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/6/2020	57,000	(224)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	42,000	(176)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.879	6/15/2020	10,000	(52)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	6/26/2020	40,000	66
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75918	4/29/2022	58,000	1,329
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9345	5/6/2022	20,000	(237)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.138	6/22/2022	25,000	5
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0785	6/23/2022	45,000	(170)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(502)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	146,000	6,769
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0075	3/25/2025	75,000	(2,880)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.469	6/9/2025	11,600	(13)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5015	6/11/2025	7,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(3,707)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(885)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(984)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	12,000	582
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	11,000	986
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	2,000	184
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	5,000	620
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3295	4/16/2045	9,000	1,142
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	24,000	(21)

						$3,718

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $50,275,000, which represented 1.55% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,901,000, which represented .40% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $569,925,000, which represented 17.60% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund

Investment portfolio June 30, 2015	unaudited

Short-term securities 98.00%	Principal amount (000)	Value (000)
Federal agency discount notes 62.29%
Fannie Mae 0.05%–0.13% due 7/8/2015–11/18/2015	$67,100	$67,097
Federal Farm Credit Banks 0.03%–0.08% due 7/8/2015–9/3/2015	21,800	21,800
Federal Home Loan Bank 0.04%–0.08% due 7/8/2015–9/18/2015	64,800	64,799
Freddie Mac 0.05%–0.09% due 7/10/2015–10/21/2015	53,700	53,698
Tennessee Valley Authority 0.04%–0.05% due 7/14/2015–7/21/2015	19,300	19,300
		226,694
U.S. Treasury 19.24%
U.S. Treasury Bills 0.06%–0.11% due 7/9/2015–12/24/2015	70,000	69,997

Commercial paper 16.47%
Caterpillar Financial Services Corp. 0.11% due 7/13/2015	10,000	10,000
General Electric Co. 0.06% due 7/1/2015	8,200	8,200
KfW 0.09% due 7/24/2015[1]	10,000	10,000
Kimberly-Clark Corp. 0.11% due 7/28/2015[1]	5,740	5,739
Province of Ontario 0.10% due 7/28/2015	10,000	9,999
Québec (Province of) 0.10% due 7/20/2015[1]	9,000	8,999
Regents of the University of California 0.12% due 7/9/2015	7,000	7,000
		59,937
Total short-term securities (cost: $356,606,000)		356,628

Bonds, notes & other debt instruments 1.37%
U.S. Treasury bonds & notes 1.37%
U.S. Treasury 0.068% 2016[2]	5,000	5,001
Total bonds, notes & other debt instruments (cost: $4,996,000)		5,001

Total investment securities 99.37% (cost: $361,602,000)		361,629
Other assets less liabilities 0.63%		2,286
Net assets 100.00%		$363,915

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,738,000, which represented 6.80% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2015	unaudited

Growth funds 94.14%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,613,368	$109,354
Total growth funds (cost: $124,507,000)		109,354

Short-term securities 5.65%
Government Cash Management Fund	6,559,825	6,560
Total short-term securities (cost: $6,560,000)		6,560

Total investment securities 99.79% (cost: $131,067,000)		115,914
Other assets less liabilities 0.21%		241
Net assets 100.00%		$116,155

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $15,673,000 over the prior 12-month period.

	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	58	September 2015	$6,014	$ 56
Russell 2000 Mini Index Contracts	ICE Exchange	9	September 2015	1,132	7
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	September 2015	302	2
FTSE 100 Index Contracts	LIFFE Exchange	2	September 2015	206	3
British Pound Currency Contracts	CME Exchange	2	September 2015	197	—	*
Euro Stoxx 50 Index Contracts	Eurex Exchange	5	September 2015	192	—	*
Nikkei 225 Index Contracts	OSE Exchange	1	September 2015	166	1
Euro Currency Contracts	CME Exchange	1	September 2015	141	2
Japanese Yen Currency Contracts	CME Exchange	1	September 2015	101	(2)
Mini MSCI Emerging Market Index Contracts	ICE Exchange	2	September 2015	95	(1)
					$ 68

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2015 (000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	714,301	26,378	1,613,368	$155	$109,354

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2015	unaudited

		Value
Growth funds 92.63%	Shares	(000)
American Funds Insurance Series – International Fund, Class 1	3,354,904	$67,903
Total growth funds (cost: $71,395,000)		67,903

Short-term securities 6.89%
Government Cash Management Fund	5,055,090	5,055
Total short-term securities (cost: $5,055,000)		5,055

Total investment securities 99.52% (cost: $76,450,000)		72,958
Other assets less liabilities 0.48%		350
Net assets 100.00%		$73,308

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $8,956,000 over the prior 12-month period.

	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Euro Currency Contracts	CME Exchange	17	September 2015	$2,389	$ 18
Euro Stoxx 50 Index Contracts	Eurex Exchange	59	September 2015	2,272	12
Mini MSCI Emerging Market Index Contracts	ICE Exchange	39	September 2015	1,861	(10)
Japanese Yen Currency Contracts	CME Exchange	7	September 2015	708	(8)
Nikkei 225 Index Contracts	OSE Exchange	4	September 2015	659	(2)
FTSE 100 Index Contracts	LIFFE Exchange	6	September 2015	624	12
British Pound Currency Contracts	CME Exchange	6	September 2015	577	(12)
Russell 2000 Mini Index Contracts	ICE Exchange	2	September 2015	251	1
S&P 500 E-mini Index Contracts	CME Exchange	1	September 2015	104	1
					$ 12

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2015 (000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	1,356,724	132,731	3,354,904	$247	$67,903

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2015	unaudited

		Value
Growth-and-income funds 93.36%	Shares	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,765,290	$115,789
Total growth-and-income funds (cost: $125,578,000)		115,789

Short-term securities 5.87%
Government Cash Management Fund	7,277,004	7,277
Total short-term securities (cost: $7,277,000)		7,277

Total investment securities 99.23% (cost: $132,855,000)		123,066
Other assets less liabilities 0.77%		953
Net assets 100.00%		$124,019

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $13,908,000 over the prior 12-month period.

	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	226	September 2015	$23,464	$ 249
FTSE 100 Index Contracts	LIFFE Exchange	5	September 2015	518	8
Euro Stoxx 50 Index Contracts	Eurex Exchange	13	September 2015	500	2
British Pound Currency Contracts	CME Exchange	5	September 2015	487	(5)
Euro Currency Contracts	CME Exchange	3	September 2015	421	3
Russell 2000 Mini Index Contracts	ICE Exchange	2	September 2015	251	1
Mini MSCI Emerging Market Index Contracts	ICE Exchange	3	September 2015	144	—	*
					$ 258

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2015 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	3,430,457	889,606	8,765,290	$429	$115,789

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2015	unaudited

Growth-and-income funds 93.30%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,079,661	$96,933
Total growth-and-income funds (cost: $107,144,000)		96,933

Short-term securities 6.41%
Government Cash Management Fund	6,660,101	6,660
Total short-term securities (cost: $6,660,000)		6,660

Total investment securities 99.71% (cost: $113,804,000)		103,593
Other assets less liabilities 0.29%		298
Net assets 100.00%		$103,891

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $11,086,000 over the prior 12-month period.

	Clearinghouse	Number of Contracts	Expiration	Notional amount (000)	Unrealized appreciation at 6/30/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	77	September 2015	$8,020	$ 110
Russell 2000 Mini Index Contracts	ICE Exchange	5	September 2015	634	9
Euro Stoxx 50 Index Contracts	Eurex Exchange	8	September 2015	317	11
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	September 2015	302	3
Euro Currency Contracts	CME Exchange	2	September 2015	279	1
FTSE 100 Index Contracts	LIFFE Exchange	2	September 2015	209	5
British Pound Currency Contracts	CME Exchange	2	September 2015	197	—	*
Mini MSCI Emerging Market Index Contracts	ICE Exchange	2	September 2015	97	—	*
					$ 139

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2015 (000)
American Funds Insurance Series – Growth-Income Fund,Class 1	1,334,756	827,953	83,048	2,079,661	$280	$96,933

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2015	unaudited

Asset allocation funds 94.07%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	104,845,476	$2,181,835
Total asset allocation funds (cost: $2,293,936,000)		2,181,835

Short-term securities 6.00%
Government Cash Management Fund	139,066,395	139,066
Total short-term securities (cost: $139,066,000)		139,066

Total investment securities 100.07% (cost: $2,433,002,000)		2,320,901
Other assets less liabilities (0.07)%		(1,566)
Net assets 100.00%		$2,319,335

Futures contracts

The fund did not hold any futures contracts as of June 30, 2015. The average month-end notional amount of open futures contracts while held was $102,289,000 over the prior 12-month period.

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2015 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	18,936,108	321,705	104,845,476	$8,902	$2,181,835

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,730,267	$4,649,747	$22,203,170	$8,128,741	$2,776,338
Affiliated issuers	—	106,823	389,054	—	—
Cash denominated in currencies other than U.S. dollars	772	258	—	1,220	302
Cash	104	152	619	1,582	60
Unrealized appreciation on open forward currency contracts	210	219	—	216	75
Receivables for:
Sales of investments	2,108	7,612	85,674	6,643	3,352
Sales of fund’s shares	3,848	4,948	9,910	11,832	4,091
Dividends and interest	10,900	4,328	24,169	18,826	10,007
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	177	110	—	239	216
	5,748,386	4,774,197	22,712,596	8,169,299	2,794,441
Liabilities:
Unrealized depreciation on open forward currency contracts	1,193	458	—	1,497	53
Payables for:
Purchases of investments	33,629	24,392	36,493	29,813	15,524
Repurchases of fund’s shares	16,458	14,687	38,569	6,041	2,422
Investment advisory services	2,490	2,710	6,199	3,384	1,648
Services provided by related parties	908	654	3,420	1,014	271
Trustees’ deferred compensation	56	36	508	225	20
Closed forward currency contracts	19	—	—	—	8
Variation margin	—	—	—	—	—
Other	976	197	1,653	3,460	915
	55,729	43,134	86,842	45,434	20,861
Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,877,304	$3,185,465	$14,169,910	$6,290,235	$2,573,320
Undistributed (distributions in excess of) net investment income	23,929	(18,850)	93,077	14,677	(6,310)
Undistributed (accumulated) net realized gain (loss)	288,612	379,439	840,010	503,509	(65,936)
Net unrealized appreciation (depreciation)	1,502,812	1,185,009	7,522,757	1,315,444	272,506
Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Investment securities, at cost:
Unaffiliated issuers	$4,226,430	$3,455,431	$14,695,844	$6,808,739	$2,503,798
Affiliated issuers	—	115,920	373,608	—	—
Cash denominated in currencies other than U.S. dollars, at cost	773	258	—	1,220	302

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital		Asset	Global		Global
Growth	and Income	Income	and Income	Income		Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder		Fund	Fund	Fund	Fund

$7,187,536	$1,852,878	$25,082,182	$1,091,917	$148,822		$18,314,847	$224,072	$10,872,261	$2,616,092
—	10,633	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,944	1,402
72	117	207	163	237		2,043	90	3,304	694
—	227	—	—	—		—	47	1,548	2,730
6,607	5,313	8,935	380	7,341		355,217	3,178	1,185,047	62,793
5,798	3,361	15,329	326	1,541		20,679	325	11,437	942
9,161	5,181	33,563	4,409	596		57,234	971	57,848	26,050
—	—	—	—	—		—	1	296	436
—	—	—	—	—		687	—	2,015	297
612	60	1,105	—	2		113	—	130	—
7,209,786	1,877,846	25,141,321	1,097,504	158,545		18,750,820	228,684	12,139,830	2,711,436

—	19	—	—	—		—	108	767	2,976

25,548	7,449	7,171	14,637	17,155		782,941	7,531	2,260,209	179,629
8,165	2,298	32,229	185	270		8,940	31	2,999	1,651
2,393	937	5,616	572	56		4,119	121	2,954	1,098
807	358	3,174	74	24		1,272	39	992	293
47	16	576	4	—	*	186	1	81	17
—	1	—	—	—		—	21	2	466
—	—	—	—	—		210	—	2,259	145
156	763	403	497	84		1,673	41	278	682
37,116	11,841	49,169	15,969	17,589		799,341	7,893	2,270,541	186,957
$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,276,847	$1,583,497	$16,705,295	$1,007,729	$144,445		$14,245,126	$199,948	$9,759,450	$2,632,809
72,015	14,360	178,447	14,722	100		155,865	1,570	81,284	24,658
337,923	(16,149)	1,308,899	25,653	374		142,911	288	58,239	(43,025)
1,485,885	284,297	6,899,511	33,431	(3,963)		3,407,577	18,985	(29,684)	(89,963)
$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,701,632	$1,557,883	$18,182,581	$1,058,151	$152,788		$14,903,697	$205,000	$10,905,701	$2,705,272
—	21,179	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,962	1,402

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2015

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,988,474	$506,676	$4,194,213	$361,629	$6,560
Affiliated issuers	—	—	—	—	109,354
Cash denominated in currencies other than U.S. dollars	5	—	—	—	—
Cash	2,089	201	9,599	56	—
Unrealized appreciation on open forward currency contracts	83	—	—	—	—
Receivables for:
Sales of investments	29,347	202,406	860,034	—	—
Sales of fund’s shares	620	262	506	2,992	747
Dividends and interest	32,414	758	10,192	—	—	*
Closed forward currency contracts	16	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	292
Variation margin	97	—	1,793	—	4
Other	4	—	—	—	9
	2,053,149	710,303	5,076,337	364,677	116,966
Liabilities:
Payables for:
Purchases of investments	31,599	370,226	1,829,475	—	693
Repurchases of fund’s shares	3,855	137	5,046	575	2
Investment advisory services	774	116	892	94	9
Services provided by related parties	207	14	378	67	91
Trustees’ deferred compensation	55	1	59	22	—	*
Variation margin	—	1	2,273	—	16
Other	260	1	26	4	—
	36,750	370,496	1,838,149	762	811
Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,148,968	$334,342	$3,172,326	$364,765	$112,672
Undistributed (distributions in excess of) net investment income	54,565	1,288	11,590	(877)	(120)
Undistributed (accumulated) net realized gain (loss)	(110,619)	1,444	48,511	—	18,688
Net unrealized appreciation (depreciation)	(76,515)	2,733	5,761	27	(15,085)
Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Investment securities, at cost:
Unaffiliated issuers	$2,065,018	$505,730	$4,192,170	$361,602	$6,560
Affiliated issuers	—	—	—	—	124,507
Cash denominated in currencies other than U.S. dollars, at cost	5	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

		Managed		Managed		Managed
Managed		Risk Blue		Risk		Risk
Risk		Chip Income		Growth-		Asset
International		and Growth		Income		Allocation
Fund		Fund		Fund		Fund

$ 5,055		$7,277		$6,660		$139,066
67,903		115,789		96,933		2,181,835
—		—		—		—
—		—		—		—
—		—		—		—
58		—		—		—
94		457		274		7,546
—	*	—	*	—	*	1
—		—		—		—
388		1,052		369		—
51		14		7		—
5		11		9		—
73,554		124,600		104,252		2,328,448

87		424		254		6,452
63		—	*	1		609
6		10		8		191
58		104		82		1,805
—	*	—	*	—	*	4
32		43		16		—
—		—		—		52
246		581		361		9,113
$73,308		$124,019		$103,891		$2,319,335

$74,740		$124,126		$102,577		$2,287,721
41		11		(20)		1,768
2,007		9,413		11,406		141,947
(3,480)		(9,531)		(10,072)		(112,101)
$73,308		$124,019		$103,891		$2,319,335

$ 5,055		$7,277		$6,660		$139,066
71,395		125,578		107,144		2,293,936
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,601,903	$1,781,093	$7,183,398	$3,605,555	$1,579,120
Shares outstanding	59,537	63,460	105,985	178,174	77,599
Net asset value per share	$26.91	$28.07	$67.78	$20.24	$20.35
Class 2:
Net assets	$4,040,921	$2,925,553	$15,188,270	$4,442,564	$1,073,314
Shares outstanding	151,474	106,334	225,389	220,454	53,265
Net asset value per share	$26.68	$27.51	$67.39	$20.15	$20.15
Class 3:
Net assets			$206,450	$37,412
Shares outstanding			3,033	1,847
Net asset value per share			$68.07	$20.25
Class 4:
Net assets	$49,833	$24,417	$47,636	$38,334	$121,146
Shares outstanding	1,868	878	709	1,911	6,013
Net asset value per share	$26.69	$27.80	$67.17	$20.06	$20.15

			U.S.
	High-		Government/		Managed
	Income		AAA-Rated	Cash	Risk
	Bond	Mortgage	Securities	Management	Growth
	Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,104,081	$283,180	$1,524,203	$43,502
Shares outstanding	103,781	26,659	123,169	3,860
Net asset value per share	$10.64	$10.62	$12.37	$11.27
Class 2:
Net assets	$893,770	$54,695	$1,677,675	$305,200
Shares outstanding	85,202	5,162	136,990	27,662
Net asset value per share	$10.49	$10.59	$12.25	$11.03
Class 3:
Net assets	$14,320		$11,737	$7,507
Shares outstanding	1,343		947	674
Net asset value per share	$10.66		$12.39	$11.14
Class 4:
Net assets	$4,228	$1,932	$24,573	$7,706
Shares outstanding	380	183	2,000	688
Net asset value per share	$11.13	$10.55	$12.29	$11.21
Class P1:
Net assets					$250
Shares outstanding					21
Net asset value per share					$11.71
Class P2:
Net assets					$115,905
Shares outstanding					9,938
Net asset value per share					$11.66

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital		Asset	Global			Global
Growth	and Income	Income	and Income	Income		Allocation	Balanced		Bond	Bond
Fund	Fund	Fund	Fund	Builder		Fund	Fund		Fund	Fund

$3,652,859	$239,626	$10,988,259	$774,121	$29,261		$12,578,468	$41,134		$5,441,678	$1,205,168
276,622	18,188	235,731	46,908	2,997		604,443	3,687		503,220	108,033
$13.21	$13.17	$46.61	$16.50	$9.76		$20.81	$11.16		$10.81	$11.16

$3,500,618	$1,623,332	$13,875,443	$277,473	$1		$5,262,101	$179,656		$4,385,332	$1,314,534
267,738	123,554	300,298	16,881	—	*	255,193	16,150		410,655	118,468
$13.07	$13.14	$46.21	$16.44	$9.77		$20.62	$11.12		$10.68	$11.10

		$176,392				$38,019
		3,782				1,827
		$46.64				$20.81

$19,193	$3,047	$52,058	$29,941	$111,694		$72,891	$1		$42,279	$4,777
1,464	233	1,129	1,827	11,456		3,531	—	*	3,944	431
$13.11	$13.08	$46.12	$16.39	$9.75		$20.64	$11.12		$10.72	$11.07

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$119	$211	$307	$439,312
11	18	26	36,814
$10.33	$11.42	$11.73	$11.93
$73,189	$123,808	$103,584	$1,880,023
7,114	10,887	8,867	157,879
$10.29	$11.37	$11.68	$11.91

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2015

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,450	$ 21,224	$152,267	$93,162	$22,298
Interest	200	295	599	1,303	5,482
	50,650	21,519	152,866	94,465	27,780

Fees and expenses*:
Investment advisory services	14,819	15,336	37,300	20,084	9,732
Distribution services	5,126	3,533	19,481	5,694	1,478
Insurance administrative services	41	20	43	34	115
Transfer agent services	— †	— †	1	— †	— †
Administrative services	284	221	1,142	403	135
Reports to shareholders	166	111	702	231	80
Registration statement and prospectus	9	8	36	12	41
Trustees’ compensation	28	20	110	39	13
Auditing and legal	8	6	12	22	23
Custodian	287	349	231	789	635
State and local taxes	—	—	—	—	—
Other	13	8	19	16	32
Total fees and expenses before reimbursement/waiver	20,781	19,612	59,077	27,324	12,284
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	20,781	19,612	59,077	27,324	12,284
Net investment income (loss)	29,869	1,907	93,789	67,141	15,496
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	288,936	379,963	1,008,768	512,150	(66,763)
Forward currency contracts	4,802	918	—	648	1,339
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,057)	(241)	(1,662)	(1,068)	(381)
	288,681	380,640	1,007,106	511,730	(65,805)
Net unrealized appreciation (depreciation) on:
Investments	123,228	261,282	220,331	(153,841)	157,660
Forward currency contracts	(2,351)	(644)	—	(5,382)	(544)
Interest rate swaps	—	—	—	—	—
Credit default swaps	—	—	—	—	—
Currency translations	244	103	223	503	113
	121,121	260,741	220,554	(158,720)	157,229
Net realized gain (loss) and unrealized appreciation
(depreciation)	409,802	641,381	1,227,660	353,010	91,424
Net increase (decrease) in net assets resulting from operations	$439,671	$643,288	$1,321,449	$420,151	$106,920

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$91,946	$29,299	$231,477	$ 21,295	$2,164	$135,663	$ 2,391	$55	$—
182	382	2,408	722	117	57,429	811	111,082	35,921
92,128	29,681	233,885	22,017	2,281	193,092	3,202	111,137	35,921
14,423	5,676	33,771	3,346	272	24,523	720	17,751	6,715
4,580	2,096	17,940	358	109	6,842	225	5,641	1,688
18	3	50	31	109	63	—	45	5
— †	— †	1	— †	— †	1	— †	1	— †
365	95	1,267	53	5	887	11	486	128
134	29	617	12	1	542	2	243	45
9	3	38	17	12	187	3	14	20
35	9	123	5	— †	85	1	46	12
1	8	13	4	— †	5	5	2	9
126	150	377	133	8	10	19	64	301
—	—	—	—	—	—	1	—	—
6	8	21	36	— †	18	13	163	137
19,697	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060

6	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
19,691	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060
72,437	21,604	179,667	18,022	1,765	159,929	2,202	86,681	26,861

340,017	65,621	1,315,509	25,570	704	149,234	466	33,332	(45,208)
—	2,216	—	—	—	—	22	15,963	4,547
—	—	—	—	—	(2,582)	—	13,204	1,382
(7)	(95)	(345)	95	(3)	(117)	(63)	(150)	(3,072)
340,010	67,742	1,315,164	25,665	701	146,535	425	62,349	(42,351)

(421,514)	(23,415)	(728,756)	(8,081)	(2,907)	(139,410)	(800)	(173,130)	(50,337)
—	(1,056)	—	—	—	—	(141)	(4,081)	(1,081)
—	—	—	—	—	5,549	—	10,285	180
—	—	—	—	—	—	—	47	—
(4)	66	6	40	4	98	20	393	739
(421,518)	(24,405)	(728,750)	(8,041)	(2,903)	(133,763)	(921)	(166,486)	(50,499)

(81,508)	43,337	586,414	17,624	(2,202)	12,772	(496)	(104,137)	(92,850)
$(9,071)	$64,941	$766,081	$ 35,646	$(437)	$172,701	$ 1,706	$(17,456)	$(65,989)

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2015

				U.S.
	High-			Government/			Managed
	Income			AAA-Rated	Cash		Risk
	Bond	Mortgage		Securities	Management		Growth
	Fund	Fund		Fund	Fund		Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$13	$—		$—	$—		$155
Interest	63,571	2,165		19,902	149		— †
	63,584	2,165		19,902	149		155
Fees and expenses*:
Investment advisory services	4,635	706		5,592	577		121
Distribution services	1,172	68		2,153	392		121
Insurance administrative services	5	1		27	8		121
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	100	17		168	18		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	30	3		55	6		1
Registration statement and prospectus	4	10		5	—	†	15
Trustees’ compensation	10	1		16	2		— †
Auditing and legal	— †	—	†	1	—	†	— †
Custodian	12	1		5	1		6
State and local taxes	—	—		—	—		—
Other	33	7		10	—		22
Total fees and expenses before reimbursement/waiver	6,001	814		8,032	1,004		434
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—		43
Other	—	—		—	—		56
Total reimbursement/waiver of fees and expenses	—	—		—	—		99
Total fees and expenses after reimbursement/waiver	6,001	814		8,032	1,004		335
Net investment income (loss)	57,583	1,351		11,870	(855)		(180)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	(33,975)	1,336		31,841	—		247
Forward currency contracts	824	—		—	—		—
Interest rate swaps	3	139		17,662	—		—
Credit default swaps	178	—		—	—		—
Futures contracts	—	—		—	—		(2,647)
Currency transactions	(56)	—		—	—		(9)
Capital gain distributions received	—	—		—	—		21,515
	(33,026)	1,475		49,503	—		19,106
Net unrealized appreciation (depreciation) on:
Investments	11,739	(2,904)		(46,714)	11		(17,174)
Forward currency contracts	(151)	—		—	—		—
Interest rate swaps	35	2,592		11,355	—		—
Credit default swaps	(81)	—		—	—		—
Futures contracts	—	—		—	—		506
Currency translations	40	—		—	—		—
	11,582	(312)		(35,359)	11		(16,668)
Net realized gain (loss) and unrealized appreciation (depreciation)	(21,444)	1,163		14,144	11		2,438
Net increase (decrease) in net assets resulting from operations	$36,139	$2,514		$26,014	$(844)		$2,258

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

		Managed	Managed		Managed
Managed		Risk Blue	Risk		Risk
Risk		Chip Income	Growth-		Asset
International		and Growth	Income		Allocation
Fund		Fund	Fund		Fund

$ 247		$429	$280		$8,902
—	†	— †	—	†	6
247		429	280		8,908

75		148	113		2,710
75		148	113		2,287
75		148	113		2,710
—	†	— †	—	†	— †
—		—	—		—
26		27	26		50
—	†	1	—	†	21
9		19	15		356
—	†	1	—	†	10
—	†	— †	—	†	— †
6		6	6		6
1		1	—		—
8		28	18		126
275		527	404		8,276

27		51	39		926
42		65	53		244
69		116	92		1,170
206		411	312		7,106
41		18	(32)		1,802

186		2,178	601		955
—		—	—		—
—		—	—		—
—		—	—		—
(1,695)		(2,868)	(2,220)		(10,747)
(24)		(3)	(3)		(11)
3,720		11,298	13,419		151,808
2,187		10,605	11,797		142,005

(2,014)		(14,064)	(11,984)		(143,738)
—		—	—		—
—		—	—		—
—		—	—		—
161		379	331		—
—		—	—		—
(1,853)		(13,685)	(11,653)		(143,738)

334		(3,080)	144		(1,733)
$ 375		$(3,062)	$112		$69

American Funds Insurance Series

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2015[1]	2014	2015[1]	2014	2015[1]	2014
Operations:
Net investment income (loss)	$29,869	$51,867	$1,907	$7,363	$93,789	$217,653
Net realized gain (loss)	288,681	558,227	380,640	334,732	1,007,106	4,628,415
Net unrealized appreciation (depreciation)	121,121	(479,729)	260,741	(249,267)	220,554	(2,958,293)
Net increase (decrease) in net assets resulting from operations	439,671	130,365	643,288	92,828	1,321,449	1,887,775
Dividends and distributions paid to shareholders:
Dividends from net investment income	(10,780)	(68,881)	—	(8,225)	(26,693)	(224,482)
Distributions from net realized gain on investments	(539,533)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)
Total dividends and distributions paid to shareholders	(550,313)	(628,198)	(331,551)	(26,966)	(4,653,199)	(1,343,896)
Net capital share transactions	234,454	178,506	258,782	(105,588)	3,194,539	(1,339,113)
Total increase (decrease) in net assets	123,812	(319,327)	570,519	(39,726)	(137,211)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199
End of period	$5,692,657	$5,568,845	$4,731,063	$4,160,544	$22,625,754	$22,762,965
Undistributed (distributions in excess of) net investment income	$23,929	$4,840	$(18,850)	$(20,757)	$93,077	$25,981

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2015[1]	2014	2015[1]	2014[2]	2015[1]	2014
Operations:
Net investment income (loss)	$18,022	$32,645	$1,765	$716	$159,929	$311,850
Net realized gain (loss)	25,665	24,882	701	(224)	146,535	1,260,965
Net unrealized appreciation (depreciation)	(8,041)	(92,467)	(2,903)	(1,060)	(133,763)	(654,181)
Net increase (decrease) in net assets resulting from operations	35,646	(34,940)	(437)	(568)	172,701	918,634
Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,666)	(31,369)	(1,556)	(835)	(71,867)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)
Total dividends and distributions paid to shareholders	(23,172)	(41,025)	(1,556)	(929)	(1,338,575)	(1,091,784)
Net capital share transactions	60,851	129,868	67,783	76,663	1,554,485	1,418,325
Total increase (decrease) in net assets	73,325	53,903	65,790	75,166	388,611	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693
End of period	$1,081,535	$1,008,210	$140,956	$75,166	$17,951,479	$17,562,868
Undistributed (distributions in excess of) net investment income	$14,722	$(1,634)	$100	$(109)	$155,865	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$67,141	$105,714	$15,496	$30,392	$72,437	$219,105	$21,604	$63,105	$179,667	$352,891
511,730	865,143	(65,805)	150,040	340,010	737,778	67,742	191,803	1,315,164	3,612,305
(158,720)	(1,181,692)	157,229	(396,524)	(421,518)	25,004	(24,405)	(146,194)	(728,750)	(1,415,092)

420,151	(210,835)	106,920	(216,092)	(9,071)	981,887	64,941	108,714	766,081	2,550,104

(27,637)	(119,689)	(9,231)	(31,681)	(25,323)	(221,413)	(7,321)	(66,932)	(69,191)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,147)	(1,199,049)
(473,704)	(119,689)	(158,328)	(295,961)	(737,767)	(221,413)	(7,321)	(66,932)	(3,675,338)	(1,545,045)
465,564	(1,245,391)	243,510	390,346	646,624	(56,686)	(77,966)	(184,153)	2,637,861	(674,865)
412,011	(1,575,915)	192,102	(121,707)	(100,214)	703,788	(20,346)	(142,371)	(271,396)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354
$8,123,865	$7,711,854	$2,773,580	$2,581,478	$7,172,670	$7,272,884	$1,866,005	$1,886,351	$25,092,152	$25,363,548

$14,677	$(24,827)	$(6,310)	$(12,575)	$72,015	$24,901	$14,360	$77	$178,447	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$2,202	$3,998	$86,681	$182,459	$26,861	$58,842	$57,583	$114,002	$1,351	$3,082
425	3,440	62,349	206,562	(42,351)	41,961	(33,026)	51,505	1,475	7,167
(921)	(4,235)	(166,486)	115,241	(50,499)	(60,877)	11,582	(152,358)	(312)	4,203

1,706	3,203	(17,456)	504,262	(65,989)	39,926	36,139	13,149	2,514	14,452

(274)	(2,876)	(34,666)	(196,026)	(1,846)	(38,880)	(19,652)	(116,796)	(795)	(2,963)
(782)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—
(1,056)	(8,355)	(227,106)	(199,450)	(70,880)	(61,878)	(19,652)	(116,796)	(5,063)	(2,963)
4,392	28,764	543,231	(6,277)	77,045	17,465	37,436	130,489	(2,452)	86,031
5,042	23,612	298,669	298,535	(59,824)	(4,487)	53,923	26,842	(5,001)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288
$220,791	$215,749	$9,869,289	$9,570,620	$2,524,479	$2,584,303	$2,016,399	$1,962,476	$339,807	$344,808

$1,570	$(358)	$81,284	$29,269	$24,658	$(357)	$54,565	$16,634	$1,288	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/				Managed Risk
	AAA-Rated Securities Fund		Cash Management Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2015[1]	2014	2015[1]	2014	2015[1]	2014
Operations:
Net investment income (loss)	$11,870	$38,754	$(855)	$(2,052)	$(180)	$536
Net realized gain (loss)	49,503	48,326	— [3]	1	19,106	1,092
Net unrealized appreciation (depreciation)	(35,359)	86,330	11	3	(16,668)	(434)
Net increase (decrease) in net assets resulting from operations	26,014	173,410	(844)	(2,048)	2,258	1,194

Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,684)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,146)	—	—	—	—	(1,328)
Total dividends and distributions paid to shareholders	(32,830)	(41,683)	—	—	—	(1,862)
Net capital share transactions	(228,809)	(57,173)	(30,306)	(62,920)	34,633	51,939
Total increase (decrease) in net assets	(235,625)	74,554	(31,150)	(64,968)	36,891	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993
End of period	$3,238,188	$3,473,813	$363,915	$395,065	$116,155	$79,264
Undistributed (distributions in excess of) net investment income	$11,590	$5,404	$(877)	$(22)	$(120)	$60

1  Unaudited.

2  For the period May 1, 2014, commencement of operations, through December 31, 2014.

3  Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$41	$485	$18	$2,247	$(32)	$641	$1,802	$20,101
2,187	96	10,605	(938)	11,797	1,387	142,005	54,138
(1,853)	(2,770)	(13,685)	2,283	(11,653)	(416)	(143,738)	(23,318)

375	(2,189)	(3,062)	3,592	112	1,612	69	50,921

(14)	(510)	(76)	(2,179)	—	(643)	(24,341)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—
(14)	(510)	(76)	(2,179)	—	(2,233)	(72,731)	(1,557)
26,840	31,920	29,050	70,335	28,013	52,232	335,028	1,100,535
27,201	29,221	25,912	71,748	28,125	51,611	262,366	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070
$73,308	$46,107	$124,019	$98,107	$103,891	$75,766	$2,319,335	$2,056,969

$41	$14	$11	$69	$(20)	$12	$1,768	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2015 (dollars in thousands):

Global Growth Fund

		Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,199,892	$—	$—	$1,199,892
Information technology	1,148,547	—	—	1,148,547
Consumer discretionary	1,022,503	—	—	1,022,503
Financials	800,650	—	—	800,650
Industrials	427,646	—	—	427,646
Consumer staples	390,914	—	—	390,914
Telecommunication services	163,980	—	—	163,980
Energy	142,915	—	—	142,915
Materials	116,906	—	—	116,906
Utilities	28,874	—	—	28,874
Miscellaneous	101,274	—	—	101,274
Preferred securities	135	—	—	135
Bonds, notes & other debt instruments	—	20,279	—	20,279
Short-term securities	—	165,752	—	165,752
Total	$5,544,236	$186,031	$—	$5,730,267

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$210	$—	$210
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,193)	—	(1,193)
Total	$—	$(983)	$—	$(983)

*	Securities with a value of $2,715,514,000, which represented 47.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

		Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$948,864	$8,429	$47	$957,340
Health care	891,177	12,635	6,039	909,851
Information technology	713,486	—	—	713,486
Industrials	504,871	2,855	—	507,726
Financials	299,232	—	—	299,232
Energy	177,251	—	8,399	185,650
Materials	151,697	—	23,642	175,339
Consumer staples	155,304	—	—	155,304
Utilities	89,539	—	—	89,539
Telecommunication services	5,278	—	—	5,278
Miscellaneous	229,826	102	—	229,928
Rights & warrants	619	10	1,991	2,620
Convertible stocks	—	—	6,481	6,481
Bonds, notes & other debt instruments	—	10,682	—	10,682
Short-term securities	—	508,114	—	508,114
Total	$4,167,144	$542,827	$46,599	$4,756,570

American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$219	$—	$219
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(458)	—	(458)
Total	$—	$(239)	$—	$(239)

*	Securities with a value of $1,491,908,000, which represented 31.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,533,042	$6,397	$—	$4,539,439
Information technology	4,385,993	—	—	4,385,993
Consumer discretionary	4,208,261	—	—	4,208,261
Financials	3,043,408	—	—	3,043,408
Consumer staples	1,851,554	—	—	1,851,554
Energy	1,592,902	—	3,370	1,596,272
Industrials	1,589,793	—	—	1,589,793
Other	370,797	—	1,013	371,810
Miscellaneous	129,992	—	—	129,992
Preferred securities	31	—	—	31
Rights & warrants	10,896	—	—	10,896
Convertible stocks	—	—	10,650	10,650
Short-term securities	—	854,125	—	854,125
Total	$21,716,669	$860,522	$15,033	$22,592,224

*	Securities with a value of $1,837,183,000, which represented 8.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,521,216	$—	$—	$1,521,216
Consumer discretionary	1,127,767	—	—	1,127,767
Health care	1,098,420	—	—	1,098,420
Information technology	918,817	—	—	918,817
Industrials	915,062	—	—	915,062
Consumer staples	388,334	—	—	388,334
Materials	350,068	7,815	—	357,883
Telecommunication services	299,365	—	—	299,365
Utilities	296,259	—	—	296,259
Energy	262,731	—	—	262,731
Miscellaneous	164,332	—	—	164,332
Rights & warrants	350	—	—	350
Bonds, notes & other debt instruments	—	75,349	—	75,349
Short-term securities	—	702,856	—	702,856
Total	$7,342,721	$786,020	$—	$8,128,741

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$216	$—	$216
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,497)	—	(1,497)
Total	$—	$(1,281)	$—	$(1,281)

*	Securities with a value of $6,223,223,000, which represented 76.60% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$430,695	$—	$—	$430,695
Financials	404,515	1,919	33	406,467
Consumer discretionary	384,747	3,220	—	387,967
Consumer staples	238,923	—	—	238,923
Energy	211,932	—	—	211,932
Health care	203,140	—	—	203,140
Industrials	145,911	—	—	145,911
Telecommunication services	81,877	—	—	81,877
Materials	37,944	5,692	10,309	53,945
Utilities	44,250	—	—	44,250
Miscellaneous	132,159	4,625	—	136,784
Preferred securities	1,011	—	—	1,011
Rights & warrants	—	26,526	—	26,526
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	145,759	—	145,759
Corporate bonds & notes	—	27,613	—	27,613
U.S. Treasury bonds & notes	—	5,167	—	5,167
Short-term securities	—	228,371	—	228,371
Total	$2,317,104	$448,892	$10,342	$2,776,338

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$75	$—	$75
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(53)	—	(53)
Total	$—	$22	$—	$22

*	Securities with a value of $1,261,590,000, which represented 45.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,364,235	$—	$—	$1,364,235
Industrials	1,106,425	—	—	1,106,425
Information technology	1,037,092	—	—	1,037,092
Telecommunication services	790,568	—	—	790,568
Consumer staples	649,388	—	—	649,388
Energy	467,494	—	—	467,494
Consumer discretionary	371,478	—	—	371,478
Financials	281,807	—	—	281,807
Utilities	270,091	—	—	270,091
Materials	244,205	—	—	244,205
Miscellaneous	316,118	—	—	316,118
Short-term securities	—	288,635	—	288,635
Total	$6,898,901	$288,635	$—	$7,187,536

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$420,780	$—	$—	$420,780
Consumer discretionary	244,774	4,127	—	248,901
Industrials	223,639	795	—	224,434
Information technology	205,806	—	—	205,806
Health care	200,509	—	—	200,509
Telecommunication services	147,807	—	—	147,807
Consumer staples	124,663	—	—	124,663
Materials	87,445	—	—	87,445
Energy	69,764	—	—	69,764
Utilities	68,094	—	—	68,094
Miscellaneous	10,087	1,364	—	11,451
Preferred securities	427	—	—	427
Bonds, notes & other debt instruments	—	9,664	—	9,664
Short-term securities	—	43,766	—	43,766
Total	$1,803,795	$59,716	$—	$1,863,511

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$227	$—	$227
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)
Total	$—	$208	$—	$208

*	Securities with a value of $787,048,000, which represented 42.18% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,700,566	$—	$—	$4,700,566
Information technology	3,683,626	—	—	3,683,626
Consumer discretionary	3,330,846	—	—	3,330,846
Industrials	2,406,933	—	—	2,406,933
Financials	2,241,685	—	—	2,241,685
Consumer staples	1,847,841	83,837	—	1,931,678
Materials	1,684,958	—	—	1,684,958
Energy	1,628,967	—	—	1,628,967
Telecommunication services	548,091	—	—	548,091
Utilities	269,055	—	—	269,055
Miscellaneous	1,253,064	—	—	1,253,064
Rights & warrants	3,412	—	—	3,412
Convertible stocks	—	6,264	—	6,264
Convertible bonds	—	33,292	—	33,292
Bonds, notes & other debt instruments	—	18,471	—	18,471
Short-term securities	—	1,341,274	—	1,341,274
Total	$23,599,044	$1,483,138	$—	$25,082,182

*	Securities with a value of $1,425,798,000, which represented 5.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$243,537	$—	$—	$243,537
Consumer discretionary	157,256	—	—	157,256
Consumer staples	125,865	—	—	125,865
Utilities	107,989	—	—	107,989
Health care	104,437	—	—	104,437
Industrials	60,746	—	—	60,746
Energy	54,577	—	—	54,577
Telecommunication services	48,351	—	—	48,351
Materials	32,641	—	—	32,641
Information technology	18,860	—	—	18,860
Miscellaneous	8,411	—	—	8,411
Convertible bonds	—	2,574	—	2,574
Bonds, notes & other debt instruments	—	21,400	—	21,400
Short-term securities	—	105,273	—	105,273
Total	$962,670	$129,247	$—	$1,091,917

*	Securities with a value of $729,905,000, which represented 67.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,298	$—	$—	$21,298
Consumer staples	17,492	—	—	17,492
Utilities	11,813	—	—	11,813
Energy	11,234	—	—	11,234
Telecommunication services	11,220	—	—	11,220
Health care	10,537	—	—	10,537
Consumer discretionary	10,345	—	—	10,345
Information technology	9,147	—	—	9,147
Industrials	6,276	—	—	6,276
Materials	4,766	—	—	4,766
Miscellaneous	1,236	—	—	1,236
Convertible stocks	470	—	—	470
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	10,000	—	10,000
Corporate bonds & notes	—	4,323	—	4,323
U.S. Treasury bonds & notes	—	3,927	—	3,927
Asset-backed obligations	—	1,838	—	1,838
Short-term securities	—	12,900	—	12,900
Total	$115,834	$32,988	$—	$148,822

*	Securities with a value of $53,150,000, which represented 37.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,190,651	$—	$—	$2,190,651
Consumer discretionary	1,979,389	—	—	1,979,389
Financials	1,693,615	—	—	1,693,615
Health care	1,561,790	—	2,670	1,564,460
Industrials	1,555,876	4,545	1	1,560,422
Energy	1,042,481	—	—	1,042,481
Consumer staples	867,101	—	—	867,101
Materials	749,111	—	—	749,111
Telecommunication services	126,225	—	—	126,225
Miscellaneous	309,609	13,226	—	322,835
Convertible stocks	—	10,706	—	10,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,949,442	—	1,949,442
Corporate bonds & notes	—	1,388,594	22,208	1,410,802
Mortgage-backed obligations	—	695,524	—	695,524
Federal agency bonds & notes	—	281,937	—	281,937
Other	—	105,457	—	105,457
Short-term securities	—	1,764,689	—	1,764,689
Total	$12,075,848	$6,214,120	$24,879	$18,314,847

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,329	$—	$1,329
Liabilities:
Unrealized depreciation on interest rate swaps	—	(4,907)	—	(4,907)
Total	$—	$(3,578)	$—	$(3,578)

*	Securities with a value of $381,440,000, which represented 2.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,053	$—	$—	$23,053
Industrials	20,788	23	—	20,811
Health care	19,012	—	—	19,012
Information technology	18,515	—	—	18,515
Consumer staples	18,492	—	—	18,492
Consumer discretionary	14,243	—	—	14,243
Energy	10,413	—	—	10,413
Materials	8,150	541	—	8,691
Telecommunication services	4,163	—	—	4,163
Utilities	2,373	—	—	2,373
Miscellaneous	213	—	—	213
Preferred securities	165	—	—	165
Convertible bonds	—	357	—	357
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,926	—	27,926
U.S. Treasury bonds & notes	—	19,557	—	19,557
Corporate bonds & notes	—	14,553	—	14,553
Mortgage-backed obligations	—	6,213	—	6,213
Asset-backed obligations	—	322	—	322
Short-term securities	—	15,000	—	15,000
Total	$139,580	$84,492	$—	$224,072

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$47	$—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(108)	—	(108)
Total	$—	$(61)	$—	$(61)

*	Securities with a value of $68,010,000, which represented 30.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,435,631	$—	$3,435,631
Corporate bonds & notes	—	3,005,163	1,369	3,006,532
Mortgage-backed obligations	—	1,918,374	—	1,918,374
Bonds & notes of governments & government agencies outside the U.S.	—	412,759	—	412,759
Federal agency bonds & notes	—	181,644	—	181,644
Other	—	175,822	—	175,822
Preferred securities	1,170	—	—	1,170
Common stocks	—	2,241	5	2,246
Short-term securities	—	1,738,083	—	1,738,083
Total	$1,170	$10,869,717	$1,374	$10,872,261

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,548	$—	$1,548
Unrealized appreciation on interest rate swaps	—	9,475	—	9,475
Unrealized appreciation on credit default swaps	—	47	—	47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(767)	—	(767)
Unrealized depreciation on interest rate swaps	—	(6,651)	—	(6,651)
Total	$—	$3,652	$—	$3,652

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$316,055	$—	$316,055
Japanese yen	—	119,469	—	119,469
British pounds	—	105,982	—	105,982
Polish zloty	—	102,337	—	102,337
Mexican pesos	—	94,096	—	94,096
Hungarian forints	—	86,635	—	86,635
Indian rupees	—	63,084	—	63,084
Danish kroner	—	50,429	—	50,429
Malaysian ringgits	—	23,765	—	23,765
Norwegian kroner	—	18,765	—	18,765
Indonesian rupiah	—	18,013	—	18,013
U.S. dollars	—	1,349,527	2,339	1,351,866
Other	—	64,997	—	64,997
Convertible stocks	—	356	—	356
Common stocks	—	2,421	—	2,421
Short-term securities	—	197,822	—	197,822
Total	$—	$2,613,753	$2,339	$2,616,092

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,730	$—	$2,730
Unrealized appreciation on interest rate swaps	—	669	—	669
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,976)	—	(2,976)
Unrealized depreciation on interest rate swaps	—	(664)	—	(664)
Total	$—	$(241)	$—	$(241)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,731,908	$29,702	$1,761,610
Bonds & notes of governments & government agencies outside the U.S.	—	40,508	—	40,508
U.S. Treasury bonds & notes	—	26,371	—	26,371
Asset-backed obligations	—	2,988	—	2,988
Convertible bonds	—	5,017	—	5,017
Convertible stocks	8,454	6,425	—	14,879
Preferred securities	535	1,015	—	1,550
Common stocks	7,494	26,333	2,933	36,760
Short-term securities	—	98,791	—	98,791
Total	$16,483	$1,939,356	$32,635	$1,988,474

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Unrealized appreciation on interest rate swaps	—	38	—	38
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3)	—	(3)
Unrealized depreciation on credit default swaps	—	(81)	—	(81)
Total	$—	$37	$—	$37

[1]	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2015 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2015	Level 3[2]	Purchases	Sales	loss[3]	appreciation[3]	Level 3[2]	6/30/2015
Investment securities	$14,115	$3,152	$22,274	$(6,458)	$(1,175)	$727	$—	$32,635

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2015[3]								$(533)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

Impact to
valuation from
	Value at	Valuation	Unobservable		an increase in
	6/30/2015	techniques	input(s)	Range	input*
Bonds, notes & other debt instruments	$29,702	Unchanged vendor price	N/A	N/A	N/A
		Cost	N/A	N/A	N/A
		Trading of similar issues adjusted for DLOM	DLOM	0%-5%	Decrease
		Estimated recovery	Recovery allocation	N/A	Increase
Common stocks	2,933	Enterprise valuation	EV/EBITDA multiple	6.0x	Increase
$32,635

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At June 30, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

American Funds Insurance Series

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps —The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

American Funds Insurance Series

Initial margin is held at the clearinghouse or exchange for such futures contract, and variation margin is held intraday at the fund’s futures commission merchant (“FCM”) that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2015, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund was $10,686,000, $2,533,000 and $13,150,000, respectively, which would represent 0.06%, 0.10% and 0.65%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $82,000, $19,000 and $101,000, respectively, is included in other payables in each fund’s statement of assets and liabilities and net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Bond Fund and High-Income Bond Fund had open credit default swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

American Funds Insurance Series

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2015, only Managed Risk Asset Allocation Fund did not hold any futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$210	$219	$216
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$210	$219	$216

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,193	$458	$1,497
Forward currency	Currency	Payables for closed forward currency contracts	19	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$1,212	$458	$1,497

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$4,802	$918	$648
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$4,802	$918	$648

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(2,351)	$(644)	$(5,382)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(2,351)	$(644)	$(5,382)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$75	$227	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	1,329
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$75	$227	$1,329

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$53	$19	$—
Forward currency	Currency	Payables for closed forward currency contracts	8	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	4,907
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$61	$20	$4,907

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$1,339	$2,216	$—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	—	(2,582)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$1,339	$2,216	$(2,582)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(544)	$(1,056)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	5,549
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(544)	$(1,056)	$5,549

See end of tables for footnote.

American Funds Insurance Series

			Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$47	$1,548	$2,730
Forward currency	Currency	Receivables for closed forward currency contracts	1	296	436
Interest rate swaps	Interest	Net unrealized appreciation*	—	9,475	669
Credit default swaps	Credit	Net unrealized appreciation*	—	47	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$48	$11,366	$3,835

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$108	$767	$2,976
Forward currency	Currency	Payables for closed forward currency contracts	21	2	466
Interest rate swaps	Interest	Net unrealized depreciation*	—	6,651	664
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$129	$7,420	$4,106

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$22	$15,963	$4,547
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	13,204	1,382
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$22	$29,167	$5,929

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(141)	$(4,081)	$(1,081)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	10,285	180
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	47	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(141)	$6,251	$(901)

American Funds Insurance Series

			High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$83	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	16	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	38	2,682	19,853
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$137	$2,682	$19,853

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	3	896	16,135
Credit default swaps	Credit	Net unrealized depreciation*	81	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$84	$896	$16,135

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$824	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	3	139	17,662
Credit default swaps	Credit	Net realized gain on credit default swaps	178	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$1,005	$139	$17,662

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(151)	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	35	2,592	11,355
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	(81)	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(197)	$2,592	$11,355

See end of tables for footnote.

American Funds Insurance Series

					Managed
			Managed	Managed	Risk Blue
			Risk	Risk	Chip Income
			Growth	International	and Growth
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	69	26	260
Futures contracts	Currency	Net unrealized appreciation*	2	18	3
			$71	$44	$263

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1	12	—
Futures contracts	Currency	Net unrealized depreciation*	2	20	5
			$3	$32	$5

Net realized
loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,731)	(2,034)	(2,896)
Futures contracts	Currency	Net realized gain on futures contracts	84	339	28
			$(2,647)	$(1,695)	$(2,868)

Net unrealized
appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	528	223	386
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(22)	(62)	(7)
			$506	$161	$379

American Funds Insurance Series

			Managed	Managed
			Risk	Risk
			Growth-	Asset
			Income	Allocation
			Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—
Futures contracts	Equity	Net unrealized appreciation*	138	—
Futures contracts	Currency	Net unrealized appreciation*	1	—
			$139	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—
			$—	$—

Net realized
loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,252)	(10,915)
Futures contracts	Currency	Net realized gain on futures contracts	32	168
			$(2,220)	$(10,747)

Net unrealized
appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	342	—
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(11)	—
			$331	$—

*Includes cumulative appreciation (depreciation) on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Bank of New York Mellon	$209	$—	$(209)	$—	$—
UBS AG	1	—	—	—	1
	$210	$—	$(209)	$—	$1
Liabilities:
Bank of America, N.A.	$1,159	$—	$—	$—	$1,159
Citibank	18	—	—	—	18
JPMorgan Chase	16	—	—	—	16
UBS AG	19	—	—	—	19
	$1,212	$—	$—	$—	$1,212

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Citibank	$197	$—	$—	$—	$197
HSBC Bank	21	—	—	—	21
UBS AG	1	(1)	—	—	—
	$219	$(1)	$—	$—	$218
Liabilities:
Bank of New York Mellon	$348	$—	$(348)	$—	$—
Barclays Bank PLC	12	—	—	—	12
UBS AG	98	(1)	—	—	97
	$458	$(1)	$(348)	$—	$109

See end of tables for footnote.

American Funds Insurance Series

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Bank of America, N.A.	$205	$—	$—	$—	$205
UBS AG	11	(11)	—	—	—
	$216	$(11)	$—	$—	$205
Liabilities:
Barclays Bank PLC	$543	$—	$—	$—	$543
UBS AG	954	(11)	(680)	—	263
	$1,497	$(11)	$(680)	$—	$806

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Citibank	$27	$(19)	$—	$—	$8
HSBC Bank	4	—	—	—	4
JPMorgan Chase	23	—	—	—	23
UBS AG	21	(13)	—	—	8
	$75	$(32)	$—	$—	$43
Liabilities:
Bank of America, N.A.	$21	$—	$—	$—	$21
Citibank	19	(19)	—	—	—
UBS AG	21	(13)	—	—	8
	$61	$(32)	$—	$—	$29

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Citibank	$49	$—	$—	$—	$49
JPMorgan Chase	178	(2)	(176)	—	—
	227	(2)	$(176)	$—	$49
Liabilities:
Bank of America, N.A.	$6	$—	$—	$—	$6
HSBC Bank	10	—	—	—	10
JPMorgan Chase	2	(2)	—	—	—
UBS AG	1	—	—	—	1
	$19	$(2)	$—	$—	$17

American Funds Insurance Series

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Bank of New York Mellon	$11	$(1)	$—	$—	$10
Citibank	2	(2)	—	—	—
HSBC Bank	23	(23)	—	—	—
JPMorgan Chase	1	—	—	—	1
UBS AG	11	(11)	—	—	—
	$48	$(37)	$—	$—	$11
Liabilities:
Bank of America, N.A.	$12	$—	$—	$—	$12
Bank of New York Mellon	1	(1)	—	—	—
Citibank	26	(2)	—	—	24
HSBC Bank	42	(23)	—	—	19
JPMorgan Chase	9	—	—	—	9
UBS AG	39	(11)	—	—	28
	$129	$(37)	$—	$—	$92

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Citibank	$283	$—	$(283)	$—	$—
HSBC Bank	830	(103)	—	—	727
JPMorgan Chase	731	(123)	(571)	—	37
	$1,844	$(226)	$(854)	$—	$764
Liabilities:
HSBC Bank	$103	$(103)	$—	$—	$—
JPMorgan Chase	125	(123)	(2)	—	—
UBS AG	541	—	(281)	—	260
	$769	$(226)	$(283)	$—	$260

See end of tables for footnote.

American Funds Insurance Series

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Bank of America, N.A.	$271	$—	$—	$—	$271
Citibank	1,150	(97)	(649)	—	404
HSBC Bank	1,357	(1,315)	—	—	42
JPMorgan Chase	56	(31)	(16)	—	9
UBS AG	332	(332)	—	—	—
	$3,166	$(1,775)	$(665)	$—	$726
Liabilities:
Citibank	$354	$(97)	$(257)	$—	$—
HSBC Bank	1,510	(1,315)	(195)	—	—
JPMorgan Chase	232	(31)	(201)	—	—
UBS AG	1,345	(332)	(1,013)	—	—
	$3,441	$(1,775)	$(1,666)	$—	$—

High-Income Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral *	collateral	amount
Assets:
Bank of America, N.A.	$6	$—	$—	$—	$6
JPMorgan Chase	93	—	—	—	93
	$99	$—	$—	$—	$99

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds

American Funds Insurance Series

commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2014, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2015.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2014:
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817
As of June 30, 2015:
Gross unrealized appreciation on investment securities	1,675,334	1,602,299	7,939,516	1,701,904	493,590	1,709,619
Gross unrealized depreciation on investment securities	(175,981)	(435,985)	(583,708)	(437,870)	(244,309)	(225,029)
Net unrealized appreciation (depreciation) on investment securities	1,499,353	1,166,314	7,355,808	1,264,034	249,281	1,484,590
Cost of investment securities	4,230,914	3,590,256	15,236,416	6,864,707	2,527,057	5,702,946

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2014:
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(82,780)	—	—	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	404,057	7,705,677	98,312	2,055	3,836,042	27,227
Gross unrealized depreciation on investment securities	(126,571)	(812,146)	(67,828)	(6,166)	(428,064)	(8,847)
Net unrealized appreciation (depreciation) on investment securities	277,486	6,893,531	30,484	(4,111)	3,407,978	18,380
Cost of investment securities	1,586,025	18,188,651	1,061,433	152,933	14,906,869	205,692

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2014:
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—
As of June 30, 2015:
Gross unrealized appreciation on investment securities	116,947	15,516	1,984	2,904	22,210	28
Gross unrealized depreciation on investment securities	(156,859)	(106,027)	(112,081)	(1,998)	(24,487)	(1)
Net unrealized appreciation (depreciation) on investment securities	(39,912)	(90,511)	(110,097)	906	(2,277)	27
Cost of investment securities	10,912,173	2,706,603	2,098,571	505,770	4,196,490	361,602

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2014:
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—
As of June 30, 2015:
Gross unrealized depreciation on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)
Net unrealized appreciation (depreciation) on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)
Cost of investment securities	131,069	76,450	132,855	113,804	2,433,002

*These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$17,103	$137,199	$154,302	$21,714	$149,231	$170,945
Class 2	41,780	349,551	391,331	46,982	409,357	456,339
Class 4	505	4,175	4,680	185	729	914
Total	$59,388	$490,925	$550,313	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43
Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,504	$1,460,328	$1,470,832	$101,536	$338,191	$439,727
Class 2	15,900	3,114,763	3,130,663	120,723	770,692	891,415
Class 3	239	42,040	42,279	2,019	10,176	12,195
Class 4	50	9,375	9,425	204	355	559
Total	$26,693	$4,626,506	$4,653,199	$224,482	$1,119,414	$1,343,896

International Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$13,031	$196,800	$209,831	$56,042	$—	$56,042
Class 2	14,361	245,172	259,533	62,808	—	62,808
Class 3	124	2,060	2,184	586	—	586
Class 4	121	2,035	2,156	253	—	253
Total	$27,637	$446,067	$473,704	$119,689	$—	$119,689

American Funds Insurance Series

New World Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$26,563	$63,241	$89,804	$22,533	$136,762	$159,295
Class 2	17,938	43,910	61,848	14,710	118,828	133,538
Class 4	1,940	4,736	6,676	712	2,416	3,128
Total	$46,441	$111,887	$158,328	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$36,950	$336,268	$373,218	$110,127	$—	$110,127
Class 2	34,384	328,339	362,723	111,072	—	111,072
Class 4	175	1,651	1,826	214	—	214
Total	$71,509	$666,258	$737,767	$221,413	$—	$221,413

Global Growth and Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,000	$—	$1,000	$7,433	$—	$7,433
Class 2	6,311	—	6,311	59,444	—	59,444
Class 4	10	—	10	55	—	55
Total	$7,321	$—	$7,321	$66,932	$—	$66,932

Growth-Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$73,752	$1,523,989	$1,597,741	$160,312	$481,640	$641,952
Class 2	88,691	1,955,599	2,044,290	182,884	707,921	890,805
Class 3	1,146	24,839	25,985	2,464	9,150	11,614
Class 4	318	7,004	7,322	336	338	674
Total	$163,907	$3,511,431	$3,675,338	$345,996	$1,199,049	$1,545,045

See end of tables for footnotes.

American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$1,286		$15,393		$16,679		$23,471		$7,090		$30,561
Class 2	347		5,535		5,882		7,334		2,491		9,825
Class 4	33		578		611		564		75		639
Total	$1,666		$21,506		$23,172		$31,369		$9,656		$41,025

Capital Income Builder

	Six months ended June 30, 2015						Year ended December 31, 2014*
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$345		$—		$345		$409		$—		$409
Class 2	—	†	—		—	†	—	†	—		—	†
Class 4	1,211		—		1,211		520		—		520
Total	$1,556		$—		$1,556		$929		$—		$929

Asset Allocation Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$149,147		$785,247		$934,394		$244,441		$487,101		$731,542
Class 2	61,265		335,062		396,327		104,039		252,911		356,950
Class 3	445		2,404		2,849		774		1,837		2,611
Class 4	779		4,226		5,005		434		247		681
Total	$211,636		$1,126,939		$1,338,575		$349,688		$742,096		$1,091,784

Global Balanced Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$50		$142		$192		$559		$943		$1,502
Class 2	224		640		864		2,317		4,536		6,853
Class 4	—	†	—	†	—	†	—	†	—	†	—	†
Total	$274		$782		$1,056		$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$105,213	$20,064	$125,277	$106,599	$1,717	$108,316
Class 2	84,402	16,478	100,880	88,930	1,704	90,634
Class 4	793	156	949	497	3	500
Total	$190,408	$36,698	$227,106	$196,026	$3,424	$199,450

Global Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61
Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,854	$—	$10,854	$60,248	$—	$60,248
Class 2	8,619	—	8,619	55,536	—	55,536
Class 3	137	—	137	966	—	966
Class 4	42	—	42	46	—	46
Total	$19,652	$—	$19,652	$116,796	$—	$116,796

Mortgage Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,235	$—	$4,235	$2,595	$—	$2,595
Class 2	800	—	800	364	—	364
Class 4	28	—	28	4	—	4
Total	$5,063	$—	$5,063	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class 1	$14,060		$1,711	$15,771		$22,540	$—	$22,540
Class 2	14,822		1,904	16,726		18,675	—	18,675
Class 3	105		13	118		143	—	143
Class 4	189		26	215		325	—	325
Total	$29,176		$3,654	$32,830		$41,683	$—	$41,683

Managed Risk Growth Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$—		$—	$—		$2	$3	$5
Class P2	—		—	—		532	1,325	1,857
Total	$—		$—	$—		$534	$1,328	$1,862

Managed Risk International Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
	Ordinary		Long-term	dividends		Ordinary	Long-term	dividends
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508
Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
	Ordinary		Long-term	dividends		Ordinary	Long-term	dividends
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$—	†	$—	$—	†	$6	$—	$6
Class P2	76		—	76		2,173	—	2,173
Total	$76		$—	$76		$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$—		$—	$—		$2	$3	$5
Class P2	—		—	—		641	1,587	2,228
Total	$—		$—	$—		$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$4,644	$8,843	$13,487	$581	$—	$581
Class P2	19,697	39,547	59,244	976	—	976
Total	$24,341	$48,390	$72,731	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the six months ended June 30, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2015, total investment advisory services fees waived by CRMC were $1,092,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30,	For the period ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2015, before waiver	2015, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.32	.32
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.63	.63
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.18
Managed Risk International Fund	.250		all		.25	.18
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.18
Managed Risk Growth-Income Fund	.250		all		.25	.18
Managed Risk Asset Allocation Fund	.250		all		.25	.18

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2015, total expenses reimbursed by CRMC were $460,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$79
Class 2	5,084	—	203
Class 4	42	41	2
Total class-specific expenses	$5,126	$41	$284

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$80
Class 2	3,513	—	140
Class 4	20	20	1
Total class-specific expenses	$3,533	$20	$221

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$360
Class 2	19,250	—	770
Class 3	188	—	10
Class 4	43	43	2
Total class-specific expenses	$19,481	$43	$1,142

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$175
Class 2	5,625	—	225
Class 3	35	—	2
Class 4	34	34	1
Total class-specific expenses	$5,694	$34	$403
New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	1,363	—	54
Class 4	115	115	5
Total class-specific expenses	$1,478	$115	$135

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$181
Class 2	4,562	—	183
Class 4	18	18	1
Total class-specific expenses	$4,580	$18	$365

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$11
Class 2	2,094	—	84
Class 4	2	3	—	*
Total class-specific expenses	$2,096	$3	$95

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$547
Class 2	17,725	—	709
Class 3	164	—	9
Class 4	51	50	2
Total class-specific expenses	$17,940	$50	$1,267

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$39
Class 2	327	—	13
Class 4	31	31	1
Total class-specific expenses	$358	$31	$53

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1
Class 2	—	—	—
Class 4	109	109	4
Total class-specific expenses	$109	$109	$5

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$613
Class 2	6,744	—	270
Class 3	35	—	2
Class 4	63	63	2
Total class-specific expenses	$6,842	$63	$887

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	225	—	9
Class 4	—	—	—
Total class-specific expenses	$225	$—	$11

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$260
Class 2	5,596	—	224
Class 4	45	45	2
Total class-specific expenses	$5,641	$45	$486
Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$60
Class 2	1,683	—	68
Class 4	5	5	—	*
Total class-specific expenses	$1,688	$5	$128

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$53
Class 2	1,153	—	46
Class 3	14	—	1
Class 4	5	5	—	*
Total class-specific expenses	$1,172	$5	$100

Mortgage Fund
		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$14
Class 2	67	—	3
Class 4	1	1	—	*
Total class-specific expenses	$68	$1	$17

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$82
Class 2	2,115	—	84
Class 3	11	—	1
Class 4	27	27	1
Total class-specific expenses	$2,153	$27	$168

Cash Management Fund
		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	378	—	15
Class 3	6	—	1
Class 4	8	8	—	*
Total class-specific expenses	$392	$8	$18

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	121	121
Total class-specific expenses	$121	$121

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	75	75
Total class-specific expenses	$75	$75

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	148	148
Total class-specific expenses	$148	$148

*  Amount less than one thousand.

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	113	113
Total class-specific expenses	$113	$113

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$423
Class P2	2,287	2,287
Total class-specific expenses	$2,287	$2,710

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$25		$3		$28
Global Small Capitalization Fund	18		2		20
Growth Fund	100		10		110
International Fund	35		4		39
New World Fund	12		1		13
Blue Chip Income and Growth Fund	32		3		35
Global Growth and Income Fund	8		1		9
Growth-Income Fund	112		11		123
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—	*	—	*	—	*
Asset Allocation Fund	77		8		85
Global Balanced Fund	1		—	*	1
Bond Fund	42		4		46
Global Bond Fund	11		1		12
High-Income Bond Fund	9		1		10
Mortgage Fund	1		—		1
U.S. Government/AAA-Rated Securities Fund	15		1		16
Cash Management Fund	2		—		2
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	9		1		10

*Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$111,706	3,838	$154,301	5,671	$(190,815)	(6,641)	$75,192	2,868
Class 2	23,922	824	391,331	14,504	(289,649)	(10,106)	125,604	5,222
Class 4	30,615	1,043	4,681	174	(1,638)	(56)	33,658	1,161
Total net increase (decrease)	$166,243	5,705	$550,313	20,349	$(482,102)	(16,803)	$234,454	9,251

Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679
Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$267,539	9,615	$121,908	4,341	$(131,877)	(4,579)	$257,570	9,377
Class 2	23,795	874	208,070	7,558	(242,647)	(8,848)	(10,782)	(416)
Class 4	11,422	402	1,572	57	(1,000)	(36)	11,994	423
Total net increase (decrease)	$302,756	10,891	$331,550	11,956	$(375,524)	(13,463)	$258,782	9,384

Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304
Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$210,740	2,609	$1,467,621	21,403	$(564,924)	(6,845)	$1,113,437	17,167
Class 2	78,611	962	3,130,663	45,911	(1,189,046)	(14,524)	2,020,228	32,349
Class 3	212	3	42,279	614	(13,568)	(165)	28,923	452
Class 4	26,023	321	9,426	139	(3,498)	(47)	31,951	413
Total net increase (decrease)	$315,586	3,895	$4,649,989	68,067	$(1,771,036)	(21,581)	$3,194,539	50,381

Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234
Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$312,472	14,485	$209,831	10,276	$(168,516)	(7,842)	$353,787	16,919
Class 2	113,482	5,320	259,534	12,760	(282,137)	(13,195)	90,879	4,885
Class 3	429	20	2,184	107	(3,379)	(157)	(766)	(30)
Class 4	21,746	1,006	2,155	106	(2,237)	(104)	21,664	1,008
Total net increase (decrease)	$448,129	20,831	$473,704	23,249	$(456,269)	(21,298)	$465,564	22,782

Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802
Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$125,289	5,888	$89,803	4,398	$(39,854)	(1,873)	$175,238	8,413
Class 2	21,304	1,009	61,849	3,058	(75,655)	(3,568)	7,498	499
Class 4	56,963	2,687	6,676	330	(2,865)	(137)	60,774	2,880
Total net increase (decrease)	$203,556	9,584	$158,328	7,786	$(118,374)	(5,578)	$243,510	11,792

Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798
Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

See end of tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$245,371	16,692	$370,355	27,373	$(126,679)	(8,596)	$489,047	35,469
Class 2	15,817	1,082	362,722	27,068	(232,944)	(15,883)	145,595	12,267
Class 4	12,944	884	1,826	136	(2,788)	(189)	11,982	831
Total net increase (decrease)	$274,132	18,658	$734,903	54,577	$(362,411)	(24,668)	$646,624	48,567

Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625
Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$43,816	3,283	$923	69	$(10,741)	(809)	$33,998	2,543
Class 2	13,884	1,045	6,312	475	(133,724)	(10,102)	(113,528)	(8,582)
Class 4	1,953	146	10	1	(399)	(31)	1,564	116
Total net increase (decrease)	$59,653	4,474	$7,245	545	$(144,864)	(10,942)	$(77,966)	(5,923)

Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72
Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$612,171	11,476	$1,592,596	33,528	$(766,646)	(14,194)	$1,438,121	30,810
Class 2	72,389	1,362	2,044,290	43,412	(957,730)	(18,035)	1,158,949	26,739
Class 3	488	9	25,985	547	(13,987)	(263)	12,486	293
Class 4	25,814	485	7,322	156	(4,831)	(89)	28,305	552
Total net increase (decrease)	$710,862	13,332	$3,670,193	77,643	$(1,743,194)	(32,581)	$2,637,861	58,394

Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512
Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$11,463	690	$16,679	994	$(4,860)	(282)	$23,282	1,402
Class 2	33,146	1,912	5,882	352	(11,365)	(671)	27,663	1,593
Class 4	10,507	625	611	37	(1,212)	(73)	9,906	589
Total net increase (decrease)	$55,116	3,227	$23,172	1,383	$(17,437)	(1,026)	$60,851	3,584

Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198
Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$—	—		$9,125		911		$345		35		$(20)	(2)	$9,450		944
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		59,011		5,903		1,211		123		(1,889)	(188)	58,333		5,838
Total net increase (decrease)	$—	—		$68,136		6,814		$1,556		158		$(1,909)	(190)	$67,783		6,782
Year ended December 31, 2014[3]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618
Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$723,130	32,235	$934,394	44,284	$(261,971)	(11,683)	$1,395,553	64,836
Class 2	56,639	2,541	396,327	18,954	(341,042)	(15,325)	111,924	6,170
Class 3	470	21	2,849	135	(2,471)	(109)	848	47
Class 4	43,512	1,958	5,005	239	(2,357)	(106)	46,160	2,091
Total net increase (decrease)	$823,751	36,755	$1,338,575	63,612	$(607,841)	(27,223)	$1,554,485	73,144

Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418
Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

See end of tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$4,297	376	$192	17	$(192)	(16)	$4,297	377
Class 2	8,929	789	864	77	(9,698)	(858)	95	8
Class 4	—	—	—[2]	—[2]	—	—	—[2]	—[2]
Total net increase (decrease)	$13,226	1,165	$1,056	94	$(9,890)	(874)	$4,392	385

Year ended December 31, 2014
Class 1	$229	20	$1,503	134	$(127)	(11)	$1,605	143
Class 2	29,687	2,589	6,852	616	(9,380)	(820)	27,159	2,385
Class 4	—	—	—[2]	—[2]	—	—	—[2]	—[2]
Total net increase (decrease)	$29,916	2,609	$8,355	750	$(9,507)	(831)	$28,764	2,528

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$572,795	51,253	$124,120	11,471	$(97,137)	(8,684)	$599,778	54,040
Class 2	57,023	5,185	100,880	9,437	(228,594)	(20,707)	(70,691)	(6,085)
Class 4	19,135	1,723	948	88	(5,939)	(535)	14,144	1,276
Total net increase (decrease)	$648,953	58,161	$225,948	20,996	$(331,670)	(29,926)	$543,231	49,231

Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392
Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$84,372	7,240	$33,954	3,037	$(42,543)	(3,655)	$75,783	6,622
Class 2	20,250	1,745	36,798	3,309	(56,760)	(4,876)	288	178
Class 4	1,908	164	128	12	(1,062)	(91)	974	85
Total net increase (decrease)	$106,530	9,149	$70,880	6,358	$(100,365)	(8,622)	$77,045	6,885

Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345
Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

American Funds Insurance Series

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$96,564	8,953	$10,854	1,017	$(28,153)	(2,618)	$79,265	7,352
Class 2	15,615	1,475	8,619	818	(68,150)	(6,410)	(43,916)	(4,117)
Class 3	1,317	123	137	13	(3,319)	(307)	(1,865)	(171)
Class 4	9,577	850	42	4	(5,667)	(501)	3,952	353
Total net increase (decrease)	$123,073	11,401	$19,652	1,852	$(105,289)	(9,836)	$37,436	3,417

Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19
Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$27,553	2,553	$4,234	399		$(38,427)	(3,584)	$(6,640)	(632)
Class 2	4,452	413	801	76		(2,555)	(237)	2,698	252
Class 4	1,911	178	28	3		(449)	(42)	1,490	139
Total net increase (decrease)	$33,916	3,144	$5,063	478		$(41,431)	(3,863)	$(2,452)	(241)

Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44
Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$38,180	3,045	$15,772	1,276	$(250,764)	(20,027)	$(196,812)	(15,706)
Class 2	14,254	1,147	16,726	1,367	(65,206)	(5,260)	(34,226)	(2,746)
Class 3	389	31	117	9	(1,675)	(134)	(1,169)	(94)
Class 4	13,498	1,085	215	17	(10,315)	(830)	3,398	272
Total net increase (decrease)	$66,321	5,308	$32,830	2,669	$(327,960)	(26,251)	$(228,809)	(18,274)

Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819	$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521	(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11	(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26	(20,338)	(1,649)	21,129	1,692
Total net increase (decrease)	$208,325	16,929	$41,683	3,377	$(307,181)	(25,063)	$(57,173)	(4,757)

See end of tables for footnotes.

American Funds Insurance Series

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$6,660	590	$—	—	$(11,912)	(1,056)	$(5,252)	(466)
Class 2	55,265	5,004	—	—	(80,766)	(7,309)	(25,501)	(2,305)
Class 3	2,538	227	—	—	(2,598)	(233)	(60)	(6)
Class 4	9,459	843	—	—	(8,952)	(797)	507	46
Total net increase (decrease)	$73,922	6,664	$—	—	$(104,228)	(9,395)	$(30,306)	(2,731)

Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642
Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$107	9	$—	—		$(49)	(4)	$58	5
Class P2	35,517	3,053	—	—		(942)	(80)	34,575	2,973
Total net increase (decrease)	$35,624	3,062	$—	—		$(991)	(84)	$34,633	2,978

Year ended December 31, 2014
Class P1	$23	2	$5	—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530
Total net increase (decrease)	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Amount		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class P1	$—	—	$—	[2]	—	[2]	$— [2]	— [2]	$—	[2]	—	[2]
Class P2	27,613	2,629	14		1		(787)	(74)	26,840		2,556
Total net increase (decrease)	$27,613	2,629	$14		1		$(787)	(74)	$26,840		2,556

Year ended December 31, 2014
Class P1	$14	1	$2		—	[2]	$— [2]	— [2]	$16		1
Class P2	38,069	3,583	508		50		(6,673)	(626)	31,904		3,007
Total net increase (decrease)	$38,083	3,584	$510		50		$(6,673)	(626)	$31,920		3,008

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$1	—	[2]	$—	[2]	—	[2]	$(8)	— [2]	$(7)	—	[2]
Class P2	42,224	3,633		76		6		(13,243)	(1,139)	29,057	2,500
Total net increase (decrease)	$42,225	3,633		$76		6		$(13,251)	(1,139)	$29,050	2,500

Year ended December 31, 2014
Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012
Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$161	13	$—	—		$(1)	— [2]	$160	13
Class P2	31,466	2,680	—	—		(3,613)	(305)	27,853	2,375
Total net increase (decrease)	$31,627	2,693	$—	—		$(3,614)	(306)	$28,013	2,388

Year ended December 31, 2014
Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402
Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$163,813	13,194	$13,487	1,107	$(201)	(16)	$177,099	14,285
Class P2	176,689	14,278	59,244	4,876	(78,004)	(6,323)	157,929	12,831
Total net increase (decrease)	$340,502	27,472	$72,731	5,983	$(78,205)	(6,339)	$335,028	27,116

Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400
Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

1Includes exchanges between share classes of the fund.

2Amount less than one thousand.

3For the period May 1, 2014, commencement of operations, through December 31, 2014.

American Funds Insurance Series

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2015 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$779,095	$631,826	$2,011,955	$1,375,263	$733,639	$1,059,930
Sales of investment securities*	939,403	924,196	3,282,986	1,521,579	432,692	1,073,314
Non-U.S. taxes paid on dividend income	4,717	1,142	4,905	9,232	1,965	879
Non-U.S. taxes paid on interest income	—	—	—	—	20	—
Non-U.S. taxes paid (refunded) on realized gains	308	5	—	(140)	2,002	—
Non-U.S. taxes provided on unrealized gains	4	—	—	2,958	146	—
Dividends from affiliated issuers	—	—	1,682	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	1,203	—	—	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$277,958	$3,300,378	$272,811	$117,082	$6,976,655	$90,246
Sales of investment securities*	311,802	3,361,213	224,023	52,343	6,699,493	83,017
Non-U.S. taxes paid on dividend income	2,217	4,863	1,734	141	3,827	155
Non-U.S. taxes paid on interest income	—	—	33	—	—	7
Non-U.S. taxes paid on realized gains	—	2,965	—	—	—	3
Non-U.S. taxes provided on unrealized gains	347	122	287	—	108	15
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

					U.S.
			High-		Government/
		Global	Income		AAA-Rated	Cash
	Bond	Bond	Bond	Mortgage	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$14,988,859	$2,087,364	$667,880	$1,520,839	$9,827,489	$—
Sales of investment securities*	14,768,191	2,056,381	507,172	1,501,928	9,195,570	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	233	171	16	—	—	—
Non-U.S. taxes paid on realized gains	214	101	—	—	—	—
Non-U.S. taxes provided on unrealized gains	8	22	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$54,286	$29,144	$49,421	$42,437	$414,835
Sales of investment securities*	2,179	2,777	13,182	4,543	7,133
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	155	247	429	280	8,902
Net realized gain from affiliated issuers	21,762	3,906	13,476	14,020	152,763

*Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series

10. Ownership concentration

At June 30, 2015, CRMC held aggregate ownership of 14% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
6/30/15[3,4]	$27.48	$.18		$2.11	$2.29	$(.07)	$(2.79)	$(2.86)	$26.91	8.19%	$1,602.55%[5]				1.23%[5]
12/31/14	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55				1.08 [6]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55				1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56				1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55				1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56				1.54
Class 2:
6/30/15[3,4]	27.30	.14		2.08	2.22	(.05)	(2.79)	(2.84)	26.68	8.01	4,041.80			[5]	.98 [5]
12/31/14	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80				.85 [6]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80				.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81				1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80				1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81				1.30
Class 4:
6/30/15[3,4]	27.34	.12		2.08	2.20	(.06)	(2.79)	(2.85)	26.69	7.90	50		1.05	[5]	.86 [5]
12/31/14	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [6]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [8]	—	[9]	.02	[2,8]	.04 [2,8]

Global Small Capitalization Fund
Class 1:
6/30/15[3,4]	$26.09	$.04		$4.02	$4.06	$—	$(2.08)	$(2.08)	$28.07	15.57%	$1,781.73%[5]				.26%[5]
12/31/14	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74				.34
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74				.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75				.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74				.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75				.69
Class 2:
6/30/15[3,4]	25.64	—	[10]	3.95	3.95	—	(2.08)	(2.08)	27.51	15.41	2,926.98			[5]	(.01)[5]
12/31/14	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99				.10
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99				(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99				.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
6/30/15[3,4]	25.92	(.03)		3.99	3.96	—	(2.08)	(2.08)	27.80	15.28	24		1.23	[5]	(.24)[5]
12/31/14	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [8]	—	[9]	.04	[2,8]	.04 [2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
6/30/15[3,4]	$80.15	$.62		$4.37	$4.99	$(.12)	$(17.24)	$(17.36)	$67.78	5.99%	$7,183.35%[5]			.99%[5]
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35			1.126
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35			.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35			1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34			.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34			1.02
Class 2:
6/30/15[3,4]	79.84	.46		4.42	4.88	(.09)	(17.24)	(17.33)	67.39	5.85	15,188.60		[5]	.74	[5]
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60			.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60			.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60			.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59			.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59			.76
Class 3:
6/30/15[3,4]	80.47	.51		4.43	4.94	(.10)	(17.24)	(17.34)	68.07	5.87	207.53		[5]	.81	[5]
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53			.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53			.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53			.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52			.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52			.82
Class 4:
6/30/15[3,4]	79.74	.37		4.39	4.76	(.09)	(17.24)	(17.33)	67.17	5.72	48.85		[5]	.51	[5]
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85			.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85			.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [8]	— [9]	.02	[2,8]	.05	[2,8]

International Fund
Class 1:
6/30/15[3,4]	$20.35	$.19		$.96	$1.15	$(.08)	$(1.18)	$(1.26)	$20.24	5.58%	$3,606.54%[5]			1.81%[5]
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54			1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54			1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54			1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53			2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53			1.69
Class 2:
6/30/15[3,4]	20.29	.16		.95	1.11	(.07)	(1.18)	(1.25)	20.15	5.40	4,443.79		[5]	1.55	[5]
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79			1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79			1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79			1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78			1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78			1.46
Class 3:
6/30/15[3,4]	20.38	.17		.95	1.12	(.07)	(1.18)	(1.25)	20.25	5.43	37.72		[5]	1.61	[5]
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72			1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72			1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72			1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71			1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71			1.54
Class 4:
6/30/15[3,4]	20.23	.15		.93	1.08	(.07)	(1.18)	(1.25)	20.06	5.27	38	1.04	[5]	1.43	[5]
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [8]	— [9]	.02	[2,8]	.05	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
6/30/15[3,4]	$20.72	$.13		$.74	$.87	$(.08)	$(1.16)	$(1.24)	$20.35	4.15%	$1,579.79%[5]				1.27%[5]
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78				1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78				1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79				1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78				1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80				1.76
Class 2:
6/30/15[3,4]	20.54	.10		.74	.84	(.07)	(1.16)	(1.23)	20.15	4.04	1,074		1.04	[5]	1.00	[5]
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
6/30/15[3,4]	20.56	.09		.73	.82	(.07)	(1.16)	(1.23)	20.15	3.94	121		1.29	[5]	.89	[5]
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [8]	—	[9]	.04	[2,8]	.04	[2,8]

Blue Chip Income and Growth Fund
Class 1:
6/30/15[3,4]	$14.69	$.15		$(.12)	$.03	$(.06)	$(1.45)	$(1.51)	$13.21	(.07)%	$3,653.41%[5]				2.11%[5]
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42				3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42				2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43				2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42				2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44				2.10
Class 2:
6/30/15[3,4]	14.57	.14		(.14)	—	(.05)	(1.45)	(1.50)	13.07	(.27)	3,501.66			[5]	1.86	[5]
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67				3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67				2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68				2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67				1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69				1.87
Class 4:
6/30/15[3,4]	14.63	.12		(.14)	(.02)	(.05)	(1.45)	(1.50)	13.11	(.39)	19.91			[5]	1.60	[5]
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92				2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [8]	—	[9]	.02	[2,8]	.10	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
6/30/15[3,4]	$12.78	$.13		$.32	$.45	$(.06)	$—	$(.06)	$13.17	3.49%	$240.63%[5]			1.92%[5]
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63			3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62			3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62			2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61			2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61			2.54
Class 2:
6/30/15[3,4]	12.75	.15		.29	.44	(.05)	—	(.05)	13.14	3.45	1,623.88		[5]	2.25	[5]
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88			3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87			3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87			2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86			2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86			2.28
Class 4:
6/30/15[3,4]	12.71	.14		.28	.42	(.05)	—	(.05)	13.08	3.30	3	1.13	[5]	2.12	[5]
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [8]	— [9]	.03	[2,8]	.08	[2,8]

Growth-Income Fund
Class 1:
6/30/15[3,4]	$52.76	$.41		$1.37	$1.78	$(.16)	$(7.77)	$(7.93)	$46.61	3.09%	$10,988.29%[5]			1.56%[5]
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29			1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29			1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29			1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28			1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29			1.76
Class 2:
6/30/15[3,4]	52.41	.35		1.36	1.71	(.14)	(7.77)	(7.91)	46.21	2.97	13,876.54		[5]	1.31	[5]
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54			1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54			1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54			1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53			1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54			1.52
Class 3:
6/30/15[3,4]	52.82	.37		1.37	1.74	(.15)	(7.77)	(7.92)	46.64	3.00	176.47		[5]	1.38	[5]
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47			1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47			1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47			1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46			1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47			1.59
Class 4:
6/30/15[3,4]	52.39	.29		1.35	1.64	(.14)	(7.77)	(7.91)	46.12	2.84	52.79		[5]	1.09	[5]
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79			1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79			.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [8]	— [9]	.01	[2,8]	.03	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
6/30/15[3,4]	$16.27	$.29		$.31	$.60	$(.03)	$(.34)	$(.37)	$16.50	3.61%	$774.68%[5]				3.49%[5]
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68				3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69				2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74				2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73				3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74				2.61
Class 2:
6/30/15[3,4]	16.22	.27		.31	.58	(.02)	(.34)	(.36)	16.44	3.52	278.93			[5]	3.21	[5]
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93				3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94				2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99				2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98				2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99				2.37
Class 4:
6/30/15[3,4]	16.19	.26		.30	.56	(.02)	(.34)	(.36)	16.39	3.39	30		1.18	[5]	3.08	[5]
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [8]	—	[9]	.04	[2,8]	.07	[2,8]

Capital Income Builder
Class 1:
6/30/15[3,4]	$9.81	$.18		$(.08)	$.10	$(.15)	$—	$(.15)	$9.76	1.01%	$29.55%[5]				3.56%[5]
12/31/14[3,11]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	20.56			[5]	2.87	[5]
Class 2:
6/30/15[3,4]	9.81	.17		(.06)	.11	(.15)	—	(.15)	9.77	1.12 [12]	—	[9]	.45	[5,12]	3.53	[5,12]
12/31/14[3,11]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [12]	—	[9]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/15[3,4]	9.80	.16		(.08)	.08	(.13)	—	(.13)	9.75	.78	112		1.05	[5]	3.17	[5]
12/31/14[3,11]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[5]	2.08	[5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
6/30/15[3,4]	$22.23	$.21		$.05	$.26	$(.09)	$(1.59)	$(1.68)	$20.81	1.06%		$12,578.30%[5]			1.88%[5]
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997.30			1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515.31			1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199.31			2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932.31			2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235.31			2.33
Class 2:
6/30/15[3,4]	22.06	.18		.05	.23	(.08)	(1.59)	(1.67)	20.62	.93		5,262.55		[5]	1.62	[5]
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494.55			1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760.56			1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225.56			1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151.56			1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689.57			2.08
Class 3:
6/30/15[3,4]	22.25	.19		.05	.24	(.09)	(1.59)	(1.68)	20.81	.94		38.48		[5]	1.69	[5]
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40.48			1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42.49			1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38.49			1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38.49			2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44.50			2.15
Class 4:
6/30/15[3,4]	22.11	.16		.05	.21	(.09)	(1.59)	(1.68)	20.64	.80		73.80		[5]	1.45	[5]
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32.80			1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1.79			1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[8]	— [9]	.01	[2,8]	.08	[2,8]

Global Balanced Fund
Class 1:
6/30/15[3,4]	$11.11	$.13		$(.03)	$.10	$(.01)	$(.04)	$(.05)	$11.16	.93%		$41.71%[5]			2.23%[5]
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37.71			2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36.70			2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32.72			2.00
12/31/11[3,13]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28.69		[5]	1.99	[5]
Class 2:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75		180.96		[5]	1.97	[5]
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179.96			1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156.95			1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119.97			1.76
12/31/11[3,13]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72.94		[5]	1.45	[5]
Class 4:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75	[12]	— [9]	.67	[5,12]	2.01	[5,12]
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[12]	— [9]	.67	[12]	2.07	[6,12]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[12]	— [9]	.71	[12]	1.98	[12]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[12]	— [9]	.03	[2,12]	.05	[2,12]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Bond Fund
Class 1:
6/30/15[3,4]	$11.08	$.11	$(.12)	$(.01)	$(.04)	$(.22)	$(.26)	$10.81	(.13)%	$5,442.39%[5]				1.91%[5]
12/31/14	10.73	.23	.37	.60	(.25)	— [10]	(.25)	11.08	5.59	4,977.39				2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39				2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39				2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38				2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38				3.03
Class 2:
6/30/15[3,4]	10.95	.09	(.10)	(.01)	(.04)	(.22)	(.26)	10.68	(.18)	4,385.64			[5]	1.64	[5]
12/31/14	10.61	.20	.36	.56	(.22)	— [10]	(.22)	10.95	5.28	4,565.64				1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64				1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64				1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63				2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63				2.79
Class 4:
6/30/15[3,4]	11.01	.08	(.11)	(.03)	(.04)	(.22)	(.26)	10.72	(.37)	42.89			[5]	1.43	[5]
12/31/14	10.69	.16	.39	.55	(.23)	— [10]	(.23)	11.01	5.15	29.89				1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89				1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[8]	—	[9]	.02	[2,8]	.10	[2,8]

Global Bond Fund
Class 1:
6/30/15[3,4]	$11.77	$.13	$(.42)	$(.29)	$(.01)	$(.31)	$(.32)	$11.16	(2.43)%	$1,205.58%[5]				2.24%[5]
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57				2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56				2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56				2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56				2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57				3.42
Class 2:
6/30/15[3,4]	11.72	.11	(.41)	(.30)	(.01)	(.31)	(.32)	11.10	(2.57)	1,314.83			[5]	1.99	[5]
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82				2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81				2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81				2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81				2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83				3.21
Class 4:
6/30/15[3,4]	11.70	.10	(.42)	(.32)	— [10]	(.31)	(.31)	11.07	(2.69)	5		1.08	[5]	1.75	[5]
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[8]	—	[9]	.02	[2,8]	.11	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
6/30/15[3,4]	$10.54	$.31		$(.10)	$.21	$(.11)	$—	$(.11)	$10.64	1.95%	$1,104.48%[5]			5.85%[5]
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48			5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856.48			6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48			7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47			7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48			8.15
Class 2:
6/30/15[3,4]	10.41	.29		(.11)	.18	(.10)	—	(.10)	10.49	1.73	894.73		[5]	5.60	[5]
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73			5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73			6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73			7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72			7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73			7.91
Class 3:
6/30/15[3,4]	10.57	.30		(.11)	.19	(.10)	—	(.10)	10.66	1.81	14.66		[5]	5.66	[5]
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66			5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19.66			6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66			7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65			7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66			7.98
Class 4:
6/30/15[3,4]	11.05	.30		(.11)	.19	(.11)	—	(.11)	11.13	1.68	4.98		[5]	5.42	[5]
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	— [9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	— [9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34 [8]	— [9]	.02	[2,8]	.35	[2,8]

Mortgage Fund
Class 1:
6/30/15[3,4]	$10.70	$.05		$.04	$.09	$(.03)	$(.14)	$(.17)	$10.62	.77%	$283.44%[5]			.84%[5]
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292.45			1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44			.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45			.08
12/31/11[3,13]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55.42		[5]	.04	[5]
Class 2:
6/30/15[3,4]	10.68	.03		.04	.07	(.02)	(.14)	(.16)	10.59	.64	55.69		[5]	.60	[5]
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52.70			.91
12/31/13	10.46	—	[10]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69			(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70			(.16)
12/31/11[3,13]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22.67		[5]	(.25)[5]
Class 4:
6/30/15[3,4]	10.65	.02		.04	.06	(.02)	(.14)	(.16)	10.55	.57	2.95		[5]	.39	[5]
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1.94			.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	— [9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [8]	— [9]	.02	[2,8]	.04	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[14]		Ratio of net income (loss) to average net assets[14]
U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/15[3,4]	$12.40	$.05	$.05	$.10	$(.03)	$(.10)	$(.13)	$12.37	.80%	$1,524		.35%[5]		.35%[5]		.83%[5]
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
6/30/15[3,4]	12.29	.04	.04	.08	(.02)	(.10)	(.12)	12.25	.68	1,678		.60	[5]	.60	[5]	.59	[5]
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
6/30/15[3,4]	12.43	.04	.04	.08	(.02)	(.10)	(.12)	12.39	.68	12		.53	[5]	.53	[5]	.66	[5]
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
6/30/15[3,4]	12.34	.02	.04	.06	(.01)	(.10)	(.11)	12.29	.54	24		.85	[5]	.85	[5]	.37	[5]
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[8]	—	[9]	.02	[2,8]	.02	[2,8]	.05	[2,8]

American Funds Insurance Series

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net loss to average net assets
Cash Management Fund
Class 1:
6/30/15[3,4]	$11.28	$(.01)	$—	[10]	$(.01)	$11.27	(.09)%	$43.33%[5]			(.25)%[5]
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49.34			(.26)
12/31/13	11.34	(.03)	—	[10]	(.03)	11.31	(.27)	57.34			(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66.34			(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75.33			(.21)
12/31/10	11.40	(.02)	.01		(.01)	11.39	(.09)	83.33			(.14)
Class 2:
6/30/15[3,4]	11.06	(.03)	—	[10]	(.03)	11.03	(.27)	305.58		[5]	(.50)[5]
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331.59			(.51)
12/31/13	11.17	(.05)	—	[10]	(.05)	11.12	(.45)	395.59			(.49)
12/31/12	11.22	(.05)	—	[10]	(.05)	11.17	(.45)	459.59			(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530.58			(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	11.28	(.35)	522.58			(.39)
Class 3:
6/30/15[3,4]	11.16	(.02)	—	[10]	(.02)	11.14	(.18)	8.51		[5]	(.43)[5]
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8.52			(.44)
12/31/13	11.26	(.05)	—	[10]	(.05)	11.21	(.44)	8.52			(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11.52			(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	11.30	(.35)	12.51			(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	11.34	(.35)	13.51			(.32)
Class 4:
6/30/15[3,4]	11.25	(.04)	—	[10]	(.04)	11.21	(.36)	8.83		[5]	(.75)[5]
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7.84			(.77)
12/31/13	11.34	(.04)	—	[10]	(.04)	11.30	(.35)[8]	— [9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [10]	—	[10]	— [10]	11.34	.00 [8]	— [9]	.02	[2,8]	(.01)[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]
Managed Risk Growth Fund
Class P1:
6/30/15[3,4]	$11.37	$—	[10]	$.34	$.34	$—	$—	$—	$11.71	2.99%		$—	[9]	.48%[5]		.28%[5]		.62%[5]		(.02)%[5]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18		—	[9]	.50		.32		.65		2.71
12/31/13[3,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/15[3,4]	11.35	(.02)		.33	.31	—	—	—	11.66	2.73		116		.90	[5]	.69	[5]	1.03	[5]	(.37)[5]
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

Managed Risk International Fund
Class P1:
6/30/15[3,4]	$10.10	$.02		$.21	$.23	$— [10]	$—	$— [10]	$10.33	2.30%		$—	[9]	.45%[5]		.22%[5]		.73%[5]		.46%[5]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)		—	[9]	.50		.25		.76		1.33
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/15[3,4]	10.09	.01		.19	.20	— [10]	—	— [10]	10.29	2.00		73		.92	[5]	.69	[5]	1.20	[5]	.14	[5]
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/15[3,4]	$11.70	$.02		$(.29)	$(.27)	$(.01)	$—	$(.01)	$11.42	(2.34)%		$—	[9]	.50%[5]		.31%[5]		.70%[5]		.38%[5]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58		—	[9]	.50		.31		.70		3.43
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/15[3,4]	11.67	—	[10]	(.29)	(.29)	(.01)	—	(.01)	11.37	(2.51)		124		.89	[5]	.70	[5]	1.09	[5]	.03	[5]
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund
Class P1:
6/30/15[3,4]	$11.67	$.03		$.03	$.06	$—	$—	$—	$11.73	.51%		$—	[9]	.46%[5]		.25%[5]		.53%[5]		.48%[5]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85		—	[9]	.45		.25		.52		2.94
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/15[3,4]	11.65	—	[10]	.03	.03	—	—	—	11.68	.26		104		.90	[5]	.69	[5]	.97	[5]	(.07)[5]
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund
Class P1:
6/30/15[3,4]	$12.29	$.03		$.01	$.04	$(.14)	$(.26)	$(.40)	$11.93	.22%		$439		.55%[5]		.44%[5]		.73%[5]		.52%[5]
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,17]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[8]	—	[9]	.15	[8]	.07	[8]	.37	[8]	1.72	[8]
Class P2:
6/30/15[3,4]	12.27	.01		.02	.03	(.13)	(.26)	(.39)	11.91	.17		1,880		.80	[5]	.70	[5]	.99	[5]	.10	[5]
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,17]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[8]	—	[9]	.24	[8]	.11	[8]	.41	[8]	2.38	[8]

American Funds Insurance Series

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31
including mortgage dollar roll transactions[18]	June 30, 2015[2,3,4]	2014		2013		2012		2011		2010
Global Growth Fund	14	22%		39%		22%		28%		28%
Global Small Capitalization Fund	16	28		36		40		44		47
Growth Fund	9	29		19		21		19		28
International Fund	19	18		21		29		24		25
New World Fund	18	36		43		32		22		18
Blue Chip Income and Growth Fund	15	37		30		36		27		22
Global Growth and Income Fund	15	28		31		30		25		30
Growth-Income Fund	14	25		19		25		22		22
International Growth and Income Fund	23	34		34		31		48		31
Capital Income Builder	60	35	[2,11]
Asset Allocation Fund	45	88		74		61		43		46
Global Balanced Fund	43	73		81		80		34	[2,13]
Bond Fund	196	365		354		253		163		187
Global Bond Fund	95	200		213		160		101		106
High-Income Bond Fund	28	54		64		48		51		54
Mortgage Fund	486	790		715		444		480	[2,13]
U.S. Government/AAA-Rated Securities Fund	469	387		621		447		234		208
Cash Management Fund	—	—		—		—		—		—
Managed Risk Growth Fund	2	22		10	[2,16]
Managed Risk International Fund	5	22		6	[2,16]
Managed Risk Blue Chip Income and Growth Fund	12	22		3	[2,16]
Managed Risk Growth-Income Fund	5	28		2	[2,16]
Managed Risk Asset Allocation Fund	— [19]	3		3		—	[2,17,19]

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[18]	June 30, 2015[2,3,4]	2014	2013	2012	2011	2010
Capital Income Builder	26%	24%[2,11]
Asset Allocation Fund	15	42
Global Balanced Fund	19	40
Bond Fund	58	121		Not available
Global Bond Fund	49	134
Mortgage Fund	36	108
U.S. Government/AAA-Rated Securities Fund	158	88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 4 shares were offered beginning December 14, 2012.
[8]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[13]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[14]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount less than 1%.

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,081.86	$2.84	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,080.09	4.13	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 – actual return	1,000.00	1,079.00	5.41	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,155.70	$3.90	.73%
Class 1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 – actual return	1,000.00	1,154.13	5.23	.98
Class 2 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 – actual return	1,000.00	1,152.84	6.57	1.23
Class 4 – assumed 5% return	1,000.00	1,018.70	6.16	1.23

Growth Fund
Class 1 – actual return	$1,000.00	$1,059.88	$1.79	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 – actual return	1,000.00	1,058.49	3.06	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,058.69	2.71	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,057.19	4.34	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 – actual return	$1,000.00	$1,055.78	$2.75	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,053.97	4.02	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 – actual return	1,000.00	1,054.34	3.67	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	1,052.73	5.29	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 – actual return	$1,000.00	$1,041.51	$4.00	.79%
Class 1 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,040.36	5.26	1.04
Class 2 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 4 – actual return	1,000.00	1,039.40	6.52	1.29
Class 4 – assumed 5% return	1,000.00	1,018.40	6.46	1.29

Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$999.28	$2.03	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 2 – actual return	1,000.00	997.33	3.27	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	996.11	4.50	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,034.92	$3.18	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 – actual return	1,000.00	1,034.54	4.44	.88
Class 2 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 – actual return	1,000.00	1,032.99	5.70	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,030.92	$1.46	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 – actual return	1,000.00	1,029.70	2.72	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,030.00	2.37	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,028.38	3.97	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,036.10	$3.43	.68%
Class 1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 2 – actual return	1,000.00	1,035.18	4.69	.93
Class 2 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 4 – actual return	1,000.00	1,033.88	5.95	1.18
Class 4 – assumed 5% return	1,000.00	1,018.94	5.91	1.18

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,010.14	$2.74	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,011.17	2.24	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	1,007.80	5.23	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,010.60	$1.50	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 – actual return	1,000.00	1,009.33	2.74	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,009.39	2.39	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,008.04	3.98	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,009.31	$3.54	.71%
Class 1 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 – actual return	1,000.00	1,007.52	4.78	.96
Class 2 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 – actual return	1,000.00	1,007.52	3.33	.67
Class 4 – assumed 5% return	1,000.00	1,021.47	3.36	.67

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 – actual return	$1,000.00	$998.71	$1.93	.39%
Class 1 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 – actual return	1,000.00	998.25	3.17	.64
Class 2 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 – actual return	1,000.00	996.35	4.41	.89
Class 4 – assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 – actual return	$1,000.00	$975.66	$2.84	.58%
Class 1 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	974.27	4.06	.83
Class 2 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 4 – actual return	1,000.00	973.11	5.28	1.08
Class 4 – assumed 5% return	1,000.00	1,019.44	5.41	1.08

High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,019.51	$2.40	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	1,017.34	3.65	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 – actual return	1,000.00	1,018.13	3.30	.66
Class 3 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,016.80	4.90	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98

Mortgage Fund
Class 1 – actual return	$1,000.00	$1,007.68	$2.19	.44%
Class 1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 – actual return	1,000.00	1,006.39	3.43	.69
Class 2 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 – actual return	1,000.00	1,005.66	4.72	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,007.99	$1.74	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 – actual return	1,000.00	1,006.77	2.99	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,006.85	2.64	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,005.43	4.23	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

Cash Management Fund
Class 1 – actual return	$1,000.00	$999.11	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	997.29	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	998.21	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	996.45	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,029.91	$1.41	.28%	$3.12	.62%
Class P1 – assumed 5% return	1,000.00	1,023.41	1.40	.28	3.11	.62
Class P2 – actual return	1,000.00	1,027.32	3.47	.69	5.18	1.03
Class P2 – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.16	1.03

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,022.97	$1.10	.22%	$3.66	.73%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.66	.73
Class P2 – actual return	1,000.00	1,020.02	3.46	.69	6.01	1.20
Class P2 – assumed 5% return	1,000.00	1,021.37	3.46	.69	6.01	1.20

Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$976.65	$1.52	.31%	$3.43	.70%
Class P1 – assumed 5% return	1,000.00	1,023.26	1.56	.31	3.51	.70
Class P2 – actual return	1,000.00	974.88	3.43	.70	5.34	1.09
Class P2 – assumed 5% return	1,000.00	1,021.32	3.51	.70	5.46	1.09

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,005.14	$1.24	.25%	$2.63	.53%
Class P1 – assumed 5% return	1,000.00	1,023.55	1.25	.25	2.66	.53
Class P2 – actual return	1,000.00	1,002.58	3.43	.69	4.82	.97
Class P2 – assumed 5% return	1,000.00	1,021.37	3.46	.69	4.86	.97

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,002.19	$2.18	.44%	$3.62	.73%
Class P1 – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.66	.73
Class P2 – actual return	1,000.00	1,001.65	3.47	.70	4.91	.99
Class P2 – assumed 5% return	1,000.00	1,021.32	3.51	.70	4.96	.99

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2015, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage
Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series® .
Aligned with investor success	The Capital SystemSM	Superior long-term track record
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of May 2015.

[2]	Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0815P

John Hancock

John Hancock
Variable Insurance Trust

June 30, 2015

Portfolio of Investments

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Consumer discretionary - 12.6%
Auto components - 0.4%
BorgWarner, Inc.	43,459	$2,470,210
Delphi Automotive PLC	55,469	4,719,843
Johnson Controls, Inc.	125,758	6,228,794
The Goodyear Tire & Rubber Company	51,813	1,562,162
		14,981,009
Automobiles - 0.6%
Ford Motor Company	763,672	11,462,717
General Motors Company	259,341	8,643,836
Harley-Davidson, Inc.	40,462	2,280,034
		22,386,587
Distributors - 0.1%
Genuine Parts Company	29,241	2,617,947
Diversified consumer services - 0.1%
H&R Block, Inc.	52,854	1,567,121
Hotels, restaurants and leisure - 1.7%
Carnival Corp.	86,672	4,280,730
Chipotle Mexican Grill, Inc. (I)	5,963	3,607,555
Darden Restaurants, Inc.	24,148	1,716,440
Marriott International, Inc., Class A	39,592	2,945,249
McDonald’s Corp.	184,115	17,503,813
Royal Caribbean Cruises, Ltd.	31,696	2,494,158
Starbucks Corp.	288,231	15,453,505
Starwood Hotels & Resorts Worldwide, Inc.	32,797	2,659,509
Wyndham Worldwide Corp.	23,140	1,895,397
Wynn Resorts, Ltd.	15,657	1,544,876
Yum! Brands, Inc.	83,057	7,481,775
		61,583,007
Household durables - 0.4%
D.R. Horton, Inc.	64,079	1,753,201
Garmin, Ltd.	23,061	1,013,070
Harman International Industries, Inc.	13,658	1,624,483
Leggett & Platt, Inc.	26,360	1,283,205
Lennar Corp., Class A	34,292	1,750,264
Mohawk Industries, Inc. (I)	11,936	2,278,582
Newell Rubbermaid, Inc.	51,751	2,127,484
PulteGroup, Inc.	62,909	1,267,616
Whirlpool Corp.	15,109	2,614,612
		15,712,517
Internet and catalog retail - 1.6%
Amazon.com, Inc. (I)	73,350	31,840,502
Expedia, Inc.	19,152	2,094,271
Netflix, Inc. (I)	11,645	7,650,066
The Priceline Group, Inc. (I)	9,957	11,464,191
TripAdvisor, Inc. (I)	21,500	1,873,510
		54,922,540
Leisure products - 0.1%
Hasbro, Inc.	21,486	1,606,938
Mattel, Inc.	64,975	1,669,208
		3,276,146
Media - 3.6%
Cablevision Systems Corp., Class A	42,019	1,005,935
CBS Corp., Class B	86,956	4,826,058
Comcast Corp., Class A	482,823	29,036,975
DIRECTV (I)	96,581	8,961,751
Discovery
Communications, Inc., Series A (I)(L)	28,262	939,994
Discovery Communications, Inc., Series C (I)	50,315	1,563,790

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc. (I)	21,897	$306,339
News Corp., Class A (I)	96,150	1,402,829
Omnicom Group, Inc.	46,897	3,258,873
Scripps Networks Interactive, Inc., Class A	18,121	1,184,570
Tegna, Inc.	43,794	1,404,474
The Interpublic Group of Companies, Inc.	79,248	1,527,109
The Walt Disney Company	299,876	34,227,847
Time Warner Cable, Inc.	54,299	9,674,453
Time Warner, Inc.	158,429	13,848,279
Twenty-First Century Fox, Inc., Class A	339,884	11,061,525
Viacom, Inc., Class B	68,601	4,434,369
		128,665,170
Multiline retail - 0.8%
Dollar General Corp.	57,004	4,431,491
Dollar Tree, Inc. (I)	39,600	3,128,004
Family Dollar Stores, Inc.	18,516	1,459,246
Kohl’s Corp.	37,927	2,374,609
Macy’s, Inc.	64,614	4,359,507
Nordstrom, Inc.	27,046	2,014,927
Target Corp.	122,640	10,011,103
		27,778,887
Specialty retail - 2.3%
AutoNation, Inc. (I)	14,661	923,350
AutoZone, Inc. (I)	6,094	4,064,089
Bed Bath & Beyond, Inc. (I)	32,894	2,269,028
Best Buy Company, Inc.	56,227	1,833,562
CarMax, Inc. (I)	40,191	2,661,046
GameStop Corp., Class A (L)	20,366	874,923
L Brands, Inc.	47,104	4,038,226
Lowe’s Companies, Inc.	179,157	11,998,144
O’Reilly Automotive, Inc. (I)	19,397	4,383,334
Ross Stores, Inc.	79,443	3,861,724
Staples, Inc.	123,030	1,883,589
The Gap, Inc.	50,740	1,936,746
The Home Depot, Inc.	249,519	27,729,046
The TJX Companies, Inc.	130,659	8,645,706
Tiffany & Company	21,580	1,981,044
Tractor Supply Company	26,200	2,356,428
Urban Outfitters, Inc. (I)	19,043	666,505
		82,106,490
Textiles, apparel and luxury goods - 0.9%
Coach, Inc.	53,031	1,835,403
Fossil Group, Inc. (I)	8,250	572,220
Hanesbrands, Inc.	77,162	2,571,038
Michael Kors Holdings, Ltd. (I)	37,798	1,590,918
NIKE, Inc., Class B	133,775	14,450,376
PVH Corp.	15,882	1,829,606
Ralph Lauren Corp.	11,639	1,540,538
Under Armour, Inc., Class A (I)	32,299	2,695,029
VF Corp.	65,306	4,554,440
		31,639,568
		447,236,989
Consumer staples - 9.2%
Beverages - 2.1%
Brown-Forman Corp., Class B	29,919	2,997,285
Coca-Cola Enterprises, Inc.	40,813	1,772,917
Constellation Brands, Inc., Class A	32,546	3,775,987
Dr. Pepper Snapple Group, Inc.	36,824	2,684,470
Molson Coors Brewing Company, Class B	30,647	2,139,467
Monster Beverage Corp. (I)	28,113	3,767,704

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	283,547	$26,466,277
The Coca-Cola Company	753,564	29,562,316
		73,166,423
Food and staples retailing - 2.3%
Costco Wholesale Corp.	84,416	11,401,225
CVS Health Corp.	216,737	22,731,377
Sysco Corp.	114,036	4,116,700
The Kroger Company	94,158	6,827,397
Wal-Mart Stores, Inc.	303,124	21,500,585
Walgreens Boots Alliance, Inc.	167,616	14,153,495
Whole Foods Market, Inc.	68,809	2,713,827
		83,444,606
Food products - 1.6%
Archer-Daniels-Midland Company	119,142	5,745,027
Campbell Soup Company	34,368	1,637,635
ConAgra Foods, Inc.	82,038	3,586,701
General Mills, Inc.	114,504	6,380,163
Hormel Foods Corp.	26,027	1,467,142
Kellogg Company	48,127	3,017,563
Keurig Green Mountain, Inc.	22,182	1,699,807
Kraft Foods Group, Inc.	113,772	9,686,548
McCormick & Company, Inc.	24,329	1,969,433
Mead Johnson Nutrition Company	38,905	3,510,009
Mondelez International, Inc., Class A	312,466	12,854,851
The Hershey Company	28,187	2,503,851
The J.M. Smucker Company	18,611	2,017,619
Tyson Foods, Inc., Class A	56,035	2,388,772
		58,465,121
Household products - 1.7%
Colgate-Palmolive Company	163,324	10,683,023
Kimberly-Clark Corp.	69,931	7,410,588
The Clorox Company	25,189	2,620,160
The Procter & Gamble Company	521,124	40,772,742
		61,486,513
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	42,879	3,715,894
Tobacco - 1.4%
Altria Group, Inc.	377,730	18,474,774
Philip Morris International, Inc.	297,568	23,856,027
Reynolds American, Inc.	79,820	5,959,361
		48,290,162
		328,568,719
Energy - 7.7%
Energy equipment and services - 1.3%
Baker Hughes, Inc.	83,404	5,146,027
Cameron International Corp. (I)	37,074	1,941,565
Diamond Offshore Drilling, Inc. (L)	13,410	346,112
Ensco PLC, Class A	44,693	995,313
FMC Technologies, Inc. (I)	44,724	1,855,599
Halliburton Company	163,343	7,035,183
Helmerich & Payne, Inc.	20,895	1,471,426
National Oilwell Varco, Inc.	74,372	3,590,680
Noble Corp. PLC	47,533	731,533
Schlumberger, Ltd.	243,821	21,014,932
Transocean, Ltd. (L)	64,875	1,045,785
		45,174,155
Oil, gas and consumable fuels - 6.4%
Anadarko Petroleum Corp.	97,565	7,615,924

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Apache Corp.	72,429	$4,174,083
Cabot Oil & Gas Corp.	79,434	2,505,348
Chesapeake Energy Corp. (L)	100,035	1,117,391
Chevron Corp.	361,205	34,845,446
Cimarex Energy Company	17,985	1,983,925
ConocoPhillips	236,817	14,542,932
CONSOL Energy, Inc.	43,510	945,907
Devon Energy Corp.	74,222	4,415,467
EOG Resources, Inc.	105,437	9,231,009
EQT Corp.	29,255	2,379,602
Exxon Mobil Corp.	803,126	66,820,083
Hess Corp.	46,911	3,137,408
Kinder Morgan, Inc.	333,202	12,791,625
Marathon Oil Corp.	129,621	3,440,141
Marathon Petroleum Corp.	104,353	5,458,705
Murphy Oil Corp.	32,284	1,342,046
Newfield Exploration Company (I)	31,263	1,129,220
Noble Energy, Inc.	74,327	3,172,276
Occidental Petroleum Corp.	147,539	11,474,108
ONEOK, Inc.	40,102	1,583,227
Phillips 66	104,172	8,392,096
Pioneer Natural Resources Company	28,676	3,977,074
QEP Resources, Inc.	30,428	563,222
Range Resources Corp.	31,979	1,579,123
Southwestern Energy Company (I)	74,318	1,689,248
Spectra Energy Corp.	128,949	4,203,737
Tesoro Corp.	24,190	2,041,878
The Williams Companies, Inc.	129,496	7,431,775
Valero Energy Corp.	97,696	6,115,770
		230,099,796
		275,273,951
Financials - 16.2%
Banks - 6.1%
Bank of America Corp.	2,017,301	34,334,463
BB&T Corp.	140,288	5,655,009
Citigroup, Inc.	582,793	32,193,485
Comerica, Inc.	34,050	1,747,446
Fifth Third Bancorp	155,345	3,234,283
Huntington Bancshares, Inc.	154,852	1,751,376
JPMorgan Chase & Co.	712,846	48,302,445
KeyCorp	164,080	2,464,482
M&T Bank Corp.	25,494	3,184,965
People’s United Financial, Inc.	60,283	977,187
Regions Financial Corp.	257,199	2,664,582
SunTrust Banks, Inc.	99,257	4,270,036
The PNC Financial Services Group, Inc.	99,450	9,512,393
U.S. Bancorp	340,515	14,778,351
Wells Fargo & Company	900,047	50,618,643
Zions Bancorporation	39,518	1,254,104
		216,943,250
Capital markets - 2.3%
Affiliated Managers Group, Inc. (I)	10,507	2,296,830
Ameriprise Financial, Inc.	34,816	4,349,563
BlackRock, Inc.	24,390	8,438,452
E*TRADE Financial Corp. (I)	55,772	1,670,371
Franklin Resources, Inc.	74,897	3,672,200
Invesco, Ltd.	82,713	3,100,910
Legg Mason, Inc.	18,532	954,954
Morgan Stanley	295,183	11,450,149
Northern Trust Corp.	42,073	3,216,902
State Street Corp.	79,069	6,088,313

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
T. Rowe Price Group, Inc.	50,443	$3,920,934
The Bank of New York Mellon Corp.	215,364	9,038,827
The Charles Schwab Corp.	222,039	7,249,573
The Goldman Sachs Group, Inc.	77,182	16,114,830
		81,562,808
Consumer finance - 0.8%
American Express Company	167,809	13,042,115
Capital One Financial Corp.	104,935	9,231,132
Discover Financial Services	84,996	4,897,470
Navient Corp.	74,001	1,347,558
		28,518,275
Diversified financial services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	350,323	47,682,464
CME Group, Inc.	60,942	5,671,263
Intercontinental Exchange, Inc.	21,465	4,799,789
Leucadia National Corp.	61,174	1,485,305
McGraw-Hill Financial, Inc.	52,561	5,279,752
Moody’s Corp.	34,169	3,688,885
The NASDAQ OMX Group, Inc.	22,916	1,118,530
		69,725,988
Insurance - 2.7%
ACE, Ltd.	62,690	6,374,319
Aflac, Inc.	83,236	5,177,279
American International Group, Inc.	256,075	15,830,557
Aon PLC	54,109	5,393,585
Assurant, Inc.	12,911	865,037
Cincinnati Financial Corp.	28,407	1,425,463
Genworth Financial, Inc., Class A (I)	96,435	730,013
Lincoln National Corp.	48,824	2,891,357
Loews Corp.	56,856	2,189,525
Marsh & McLennan Companies, Inc.	103,391	5,862,270
MetLife, Inc.	214,219	11,994,122
Principal Financial Group, Inc.	52,602	2,697,957
Prudential Financial, Inc.	86,994	7,613,715
The Allstate Corp.	78,718	5,106,437
The Chubb Corp.	44,111	4,196,721
The Hartford Financial Services Group, Inc.	80,550	3,348,464
The Progressive Corp.	102,484	2,852,130
The Travelers Companies, Inc.	61,201	5,915,689
Torchmark Corp.	24,150	1,406,013
Unum Group	48,357	1,728,763
XL Group PLC	58,851	2,189,257
		95,788,673
Real estate investment trusts - 2.3%
American Tower Corp.	81,265	7,581,212
Apartment Investment & Management
Company, Class A	30,209	1,115,618
AvalonBay Communities, Inc.	25,378	4,057,181
Boston Properties, Inc.	29,448	3,564,386
Crown Castle International Corp.	64,821	5,205,126
Equity Residential	69,906	4,905,304
Essex Property Trust, Inc.	12,542	2,665,175
General Growth Properties, Inc.	120,848	3,100,960
HCP, Inc.	88,606	3,231,461
Health Care REIT, Inc.	67,410	4,424,118
Host Hotels & Resorts, Inc.	145,459	2,884,452
Iron Mountain, Inc.	36,229	1,123,099
Kimco Realty Corp.	79,151	1,784,064
Plum Creek Timber Company, Inc.	34,012	1,379,867
Prologis, Inc.	100,632	3,733,447
Public Storage	27,883	5,140,789

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Realty Income Corp.	44,628	$1,981,037
Simon Property Group, Inc.	59,788	10,344,520
SL Green Realty Corp.	19,104	2,099,339
The Macerich Company	27,030	2,016,438
Ventas, Inc.	63,531	3,944,640
Vornado Realty Trust	33,611	3,190,692
Weyerhaeuser Company	99,665	3,139,448
		82,612,373
Real estate management and development - 0.1%
CBRE Group, Inc., Class A (I)	53,698	1,986,826
Thrifts and mortgage finance - 0.0%
Hudson City Bancorp, Inc.	92,953	918,376
		578,056,569
Health care - 15.2%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (I)	43,007	7,774,375
Amgen, Inc.	146,048	22,421,289
Biogen, Inc. (I)	45,184	18,251,625
Celgene Corp. (I)	152,355	17,632,806
Gilead Sciences, Inc.	282,292	33,050,747
Regeneron Pharmaceuticals, Inc. (I)	14,482	7,387,703
Vertex Pharmaceuticals, Inc. (I)	46,823	5,781,704
		112,300,249
Health care equipment and supplies - 2.2%
Abbott Laboratories	285,963	14,035,064
Baxter International, Inc.	104,532	7,309,923
Becton, Dickinson and Company	40,212	5,696,030
Boston Scientific Corp. (I)	257,519	4,558,086
C.R. Bard, Inc.	14,260	2,434,182
DENTSPLY International, Inc.	26,597	1,371,075
Edwards Lifesciences Corp. (I)	20,658	2,942,319
Intuitive Surgical, Inc. (I)	7,078	3,429,291
Medtronic PLC	273,737	20,283,912
St. Jude Medical, Inc.	53,799	3,931,093
Stryker Corp.	57,414	5,487,056
Varian Medical Systems, Inc. (I)	19,220	1,620,823
Zimmer Biomet Holdings, Inc.	32,717	3,573,678
		76,672,532
Health care providers and services - 2.9%
Aetna, Inc.	67,072	8,548,997
AmerisourceBergen Corp.	40,087	4,262,852
Anthem, Inc.	50,811	8,340,118
Cardinal Health, Inc.	63,540	5,315,121
Cigna Corp.	49,430	8,007,660
DaVita HealthCare Partners, Inc. (I)	33,023	2,624,338
Express Scripts Holding Company (I)	140,086	12,459,249
HCA Holdings, Inc. (I)	55,729	5,055,735
Henry Schein, Inc. (I)	16,047	2,280,600
Humana, Inc.	28,771	5,503,317
Laboratory Corp. of America Holdings (I)	19,275	2,336,516
McKesson Corp.	44,477	9,998,874
Patterson Companies, Inc.	16,352	795,525
Quest Diagnostics, Inc.	27,577	1,999,884
Tenet Healthcare Corp. (I)	19,062	1,103,309
UnitedHealth Group, Inc.	182,849	22,307,578
Universal Health Services, Inc., Class B	17,507	2,487,745
		103,427,418
Health care technology - 0.1%
Cerner Corp. (I)	58,807	4,061,211

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	63,966	$2,467,808
PerkinElmer, Inc.	22,077	1,162,133
Thermo Fisher Scientific, Inc.	76,459	9,921,320
Waters Corp. (I)	15,962	2,049,202
		15,600,463
Pharmaceuticals - 6.4%
AbbVie, Inc.	330,305	22,193,193
Allergan PLC (I)	75,385	22,876,332
Bristol-Myers Squibb Company	320,203	21,306,308
Eli Lilly & Company	187,582	15,661,221
Endo International PLC (I)	38,950	3,102,368
Hospira, Inc. (I)	33,184	2,943,753
Johnson & Johnson	532,661	51,913,141
Mallinckrodt PLC (I)	22,470	2,645,168
Merck & Company, Inc.	542,680	30,894,772
Mylan NV (I)	79,069	5,365,622
Perrigo Company PLC	28,095	5,192,799
Pfizer, Inc.	1,182,811	39,659,653
Zoetis, Inc.	96,036	4,630,856
		228,385,186
		540,447,059
Industrials - 10.0%
Aerospace and defense - 2.6%
General Dynamics Corp.	59,966	8,496,583
Honeywell International, Inc.	150,136	15,309,368
L-3 Communications Holdings, Inc.	15,913	1,804,216
Lockheed Martin Corp.	51,370	9,549,683
Northrop Grumman Corp.	37,270	5,912,140
Precision Castparts Corp.	26,629	5,322,338
Raytheon Company	58,558	5,602,829
Rockwell Collins, Inc.	25,369	2,342,827
Textron, Inc.	53,292	2,378,422
The Boeing Company	123,515	17,134,001
United Technologies Corp.	159,009	17,638,868
		91,491,275
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	28,008	1,747,419
Expeditors International of Washington, Inc.	36,870	1,699,891
FedEx Corp.	50,635	8,628,204
United Parcel Service, Inc., Class B	133,300	12,918,103
		24,993,617
Airlines - 0.4%
American Airlines Group, Inc.	133,087	5,314,829
Delta Air Lines, Inc.	157,765	6,480,986
Southwest Airlines Company	128,373	4,247,863
		16,043,678
Building products - 0.1%
Allegion PLC	18,154	1,091,782
Masco Corp.	66,768	1,780,703
		2,872,485
Commercial services and supplies - 0.4%
Cintas Corp.	18,306	1,548,505
Pitney Bowes, Inc.	38,573	802,704
Republic Services, Inc.	48,035	1,881,531
Stericycle, Inc. (I)	16,315	2,184,742
The ADT Corp. (L)	32,540	1,092,368
Tyco International PLC	80,807	3,109,453

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	81,747	$3,788,973
		14,408,276
Construction and engineering - 0.1%
Fluor Corp.	28,317	1,501,084
Jacobs Engineering Group, Inc. (I)	24,215	983,613
Quanta Services, Inc. (I)	41,158	1,186,174
		3,670,871
Electrical equipment - 0.5%
AMETEK, Inc.	46,371	2,540,203
Eaton Corp. PLC	89,701	6,053,920
Emerson Electric Company	128,672	7,132,289
Rockwell Automation, Inc.	25,843	3,221,072
		18,947,484
Industrial conglomerates - 2.4%
3M Company	121,849	18,801,301
Danaher Corp.	118,273	10,122,986
General Electric Company	1,935,405	51,423,711
Roper Technologies, Inc.	19,299	3,328,306
		83,676,304
Machinery - 1.5%
Caterpillar, Inc.	115,944	9,834,370
Cummins, Inc.	32,207	4,225,236
Deere & Company	64,203	6,230,901
Dover Corp.	30,610	2,148,210
Flowserve Corp.	25,611	1,348,675
Illinois Tool Works, Inc.	64,999	5,966,258
Ingersoll-Rand PLC	50,829	3,426,891
Joy Global, Inc.	18,810	680,922
PACCAR, Inc.	68,146	4,348,396
Pall Corp.	20,529	2,554,834
Parker-Hannifin Corp.	26,729	3,109,385
Pentair PLC	34,278	2,356,613
Snap-on, Inc.	11,208	1,784,874
Stanley Black & Decker, Inc.	29,525	3,107,211
Xylem, Inc.	34,577	1,281,769
		52,404,545
Professional services - 0.2%
Equifax, Inc.	22,859	2,219,380
Nielsen NV	70,872	3,172,939
Robert Half International, Inc.	25,963	1,440,947
The Dun & Bradstreet Corp.	7,039	858,758
		7,692,024
Road and rail - 0.9%
CSX Corp.	189,777	6,196,219
J.B. Hunt Transport Services, Inc.	17,382	1,426,888
Kansas City Southern	21,229	1,936,085
Norfolk Southern Corp.	58,551	5,115,015
Ryder Systems, Inc.	10,087	881,301
Union Pacific Corp.	168,191	16,040,376
		31,595,884
Trading companies and distributors - 0.2%
Fastenal Company	52,198	2,201,712
United Rentals, Inc. (I)	18,708	1,639,195
W.W. Grainger, Inc.	11,445	2,708,459
		6,549,366
		354,345,809

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 19.4%
Communications equipment - 1.5%
Cisco Systems, Inc.	976,786	$26,822,544
F5 Networks, Inc. (I)	13,802	1,661,071
Harris Corp.	23,643	1,818,383
Juniper Networks, Inc.	67,939	1,764,376
Motorola Solutions, Inc.	35,802	2,052,887
QUALCOMM, Inc.	312,998	19,603,065
		53,722,326
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	59,306	3,437,969
Corning, Inc.	241,700	4,768,741
FLIR Systems, Inc.	27,346	842,804
TE Connectivity, Ltd.	78,082	5,020,673
		14,070,187
Internet software and services - 3.3%
Akamai Technologies, Inc. (I)	34,296	2,394,547
eBay, Inc. (I)	212,353	12,792,145
Equinix, Inc.	10,933	2,776,982
Facebook, Inc., Class A (I)	404,570	34,697,946
Google, Inc., Class A (I)	54,975	29,688,699
Google, Inc., Class C (I)	55,133	28,697,278
VeriSign, Inc. (I)(L)	20,018	1,235,511
Yahoo!, Inc. (I)	167,644	6,586,733
		118,869,841
IT services - 3.3%
Accenture PLC, Class A	120,282	11,640,892
Alliance Data Systems Corp. (I)	11,971	3,494,814
Automatic Data Processing, Inc.	90,151	7,232,815
Cognizant Technology
Solutions Corp., Class A (I)	117,262	7,163,536
Computer Sciences Corp.	26,480	1,738,147
Fidelity National Information Services, Inc.	54,417	3,362,971
Fiserv, Inc. (I)	45,454	3,764,955
IBM Corp.	175,896	28,611,243
MasterCard, Inc., Class A	186,178	17,403,919
Paychex, Inc.	62,735	2,941,017
Teradata Corp. (I)	27,237	1,007,769
The Western Union Company	99,486	2,022,550
Total System Services, Inc.	31,515	1,316,382
Visa, Inc., Class A	371,330	24,934,810
Xerox Corp.	199,456	2,122,212
		118,758,032
Semiconductors and semiconductor equipment - 2.4%
Altera Corp.	57,827	2,960,742
Analog Devices, Inc.	60,208	3,864,450
Applied Materials, Inc.	236,528	4,546,068
Avago Technologies, Ltd.	49,287	6,551,721
Broadcom Corp., Class A	104,459	5,378,594
First Solar, Inc. (I)	14,360	674,633
Intel Corp.	911,238	27,715,304
KLA-Tencor Corp.	30,913	1,737,620
Lam Research Corp.	30,402	2,473,203
Linear Technology Corp.	45,946	2,032,192
Microchip Technology, Inc. (L)	38,819	1,840,991
Micron Technology, Inc. (I)	206,925	3,898,467
NVIDIA Corp.	98,595	1,982,745
Qorvo, Inc. (I)	28,703	2,303,990
Skyworks Solutions, Inc.	36,705	3,820,991
Texas Instruments, Inc.	199,819	10,292,677

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xilinx, Inc.	49,389	$2,181,018
		84,255,406
Software - 3.7%
Adobe Systems, Inc. (I)	91,268	7,393,621
Autodesk, Inc. (I)	43,708	2,188,678
CA, Inc.	61,105	1,789,765
Citrix Systems, Inc. (I)	30,816	2,162,051
Electronic Arts, Inc. (I)	59,718	3,971,247
Intuit, Inc.	52,928	5,333,555
Microsoft Corp.	1,553,862	68,603,007
Oracle Corp.	612,329	24,676,859
Red Hat, Inc. (I)	35,200	2,672,736
salesforce.com, Inc. (I)	117,104	8,153,952
Symantec Corp.	130,669	3,038,054
		129,983,525
Technology hardware, storage and peripherals - 4.8%
Apple, Inc.	1,106,588	138,793,800
EMC Corp.	373,500	9,856,665
Hewlett-Packard Company	346,930	10,411,369
NetApp, Inc.	59,813	1,887,698
SanDisk Corp.	40,004	2,329,033
Seagate Technology PLC	60,933	2,894,318
Western Digital Corp.	41,669	3,267,683
		169,440,566
		689,099,883
Materials - 3.1%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	37,128	5,080,224
Airgas, Inc.	13,044	1,379,794
CF Industries Holdings, Inc.	44,985	2,891,636
E.I. du Pont de Nemours & Company	173,887	11,120,074
Eastman Chemical Company	28,613	2,341,116
Ecolab, Inc.	51,478	5,820,617
FMC Corp.	25,685	1,349,747
International Flavors & Fragrances, Inc.	15,528	1,697,055
LyondellBasell Industries NV, Class A	75,461	7,811,723
Monsanto Company	91,456	9,748,295
PPG Industries, Inc.	52,217	5,990,334
Praxair, Inc.	55,379	6,620,559
Sigma-Aldrich Corp.	22,934	3,195,853
The Dow Chemical Company	208,173	10,652,212
The Mosaic Company	59,607	2,792,588
The Sherwin-Williams Company	15,162	4,169,853
		82,661,680
Construction materials - 0.1%
Martin Marietta Materials, Inc.	11,923	1,687,224
Vulcan Materials Company	25,484	2,138,872
		3,826,096
Containers and packaging - 0.2%
Avery Dennison Corp.	17,751	1,081,746
Ball Corp.	26,465	1,856,520
MeadWestvaco Corp.	32,207	1,519,848
Owens-Illinois, Inc. (I)	30,796	706,460
Sealed Air Corp.	40,375	2,074,468
		7,239,042
Metals and mining - 0.4%
Alcoa, Inc.	234,769	2,617,674
Allegheny Technologies, Inc.	21,310	643,562
Freeport-McMoRan, Inc.	199,775	3,719,811

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Newmont Mining Corp.	101,535	$2,371,858
Nucor Corp.	61,277	2,700,477
		12,053,382
Paper and forest products - 0.1%
International Paper Company	81,191	3,863,880
		109,644,080
Telecommunication services - 2.2%
Diversified telecommunication services - 2.2%
AT&T, Inc.	997,509	35,431,520
CenturyLink, Inc.	108,297	3,181,766
Frontier Communications Corp.	221,538	1,096,613
Level 3 Communications, Inc. (I)	56,521	2,976,961
Verizon Communications, Inc.	783,441	36,516,185
		79,203,045
		79,203,045
Utilities - 2.8%
Electric utilities - 1.6%
American Electric Power Company, Inc.	94,101	4,984,530
Duke Energy Corp.	132,983	9,391,259
Edison International	62,568	3,477,529
Entergy Corp.	34,458	2,429,289
Eversource Energy	60,997	2,769,874
Exelon Corp.	165,414	5,197,308
FirstEnergy Corp.	81,056	2,638,373
NextEra Energy, Inc.	85,310	8,362,939
Pepco Holdings, Inc.	48,817	1,315,130
Pinnacle West Capital Corp.	21,544	1,225,638
PPL Corp.	128,338	3,782,121
The Southern Company	174,461	7,309,916
Xcel Energy, Inc.	97,349	3,132,691
		56,016,597
Gas utilities - 0.0%
AGL Resources, Inc.	22,724	1,058,029
Independent power and renewable electricity producers - 0.1%
AES Corp.	131,079	1,738,108
NRG Energy, Inc.	63,419	1,451,027
		3,189,135
Multi-utilities - 1.1%
Ameren Corp.	46,539	1,753,590
CenterPoint Energy, Inc.	82,643	1,572,696
CMS Energy Corp.	53,012	1,687,902
Consolidated Edison, Inc.	56,240	3,255,171
Dominion Resources, Inc.	114,012	7,623,982
DTE Energy Company	34,430	2,569,855
NiSource, Inc.	60,992	2,780,625
PG&E Corp.	92,219	4,527,953
Public Service Enterprise Group, Inc.	97,141	3,815,698
SCANA Corp.	27,487	1,392,217
Sempra Energy	44,722	4,424,795
TECO Energy, Inc.	44,786	790,921
WEC Energy Group, Inc.	60,603	2,725,326
		38,920,731
		99,184,492
TOTAL COMMON STOCKS (Cost $2,023,443,319)		$3,501,060,596

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	950,959	$9,514,530
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,514,511)		$9,514,530

SHORT-TERM INVESTMENTS - 1.7%
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $59,551,000 on 07/01/2015,
collateralized by $60,520,000 U.S. Treasury
Notes, 2.125% due 06/30/2022 (valued at
$60,749,976, including interest)	$59,551,000	$59,551,000
TOTAL SHORT-TERM INVESTMENTS (Cost $59,551,000)		$59,551,000
Total Investments (500 Index Trust B)
(Cost $2,092,508,830) - 100.3%		$3,570,126,126
Other assets and liabilities, net - (0.3%)		(12,225,505)
TOTAL NET ASSETS - 100.0%		$3,557,900,621

All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.2%
Consumer discretionary - 11.2%
Auto components - 0.1%
Visteon Corp. (I)	2,900	$304,442
Hotels, restaurants and leisure - 3.1%
Boyd Gaming Corp. (I)	18,000	269,100
Darden Restaurants, Inc.	22,000	1,563,760
Denny’s Corp. (I)	44,900	521,289
Isle of Capri Casinos, Inc. (I)	36,600	664,290
Jack in the Box, Inc.	12,800	1,128,448
Marriott International, Inc., Class A	49,500	3,682,305
Norwegian Cruise Line Holdings, Ltd. (I)	3,900	218,556
Pinnacle Entertainment, Inc. (I)	24,100	898,448
Starbucks Corp.	13,000	696,995
Vail Resorts, Inc.	8,000	873,600
		10,516,791
Internet and catalog retail - 1.3%
Expedia, Inc.	40,500	4,428,675
Leisure products - 0.2%
Nautilus, Inc. (I)	23,800	511,938
Media - 2.9%
Comcast Corp., Class A	6,000	360,840
Sirius XM Holdings, Inc. (I)	54,800	204,404
The Madison Square Garden, Inc., Class A (I)	23,400	1,953,666
The Walt Disney Company	62,900	7,179,406
		9,698,316
Multiline retail - 0.7%
Target Corp.	31,000	2,530,530
Specialty retail - 1.6%
Barnes & Noble, Inc. (I)	53,200	1,381,072
CarMax, Inc. (I)	2,300	152,283
Express, Inc. (I)	27,300	494,403
Lowe’s Companies, Inc.	1,100	73,667
Staples, Inc.	56,100	858,891

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Children’s Place Retail Stores, Inc.	11,600	$758,756
The Home Depot, Inc.	11,400	1,266,882
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,700	417,015
		5,402,969
Textiles, apparel and luxury goods - 1.3%
Perry Ellis International, Inc. (I)	9,000	213,930
Skechers U.S.A., Inc., Class A (I)	38,800	4,259,852
		4,473,782
		37,867,443
Consumer staples - 7.1%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	33,600	2,449,440
Food and staples retailing - 1.1%
CVS Health Corp.	25,700	2,695,416
Ingles Markets, Inc., Class A	7,800	372,606
SUPERVALU, Inc. (I)	15,800	127,822
The Kroger Company	6,700	485,817
		3,681,661
Food products - 2.3%
Bunge, Ltd.	27,300	2,396,940
Cal-Maine Foods, Inc. (L)	67,400	3,518,280
John B. Sanfilippo & Son, Inc.	6,600	342,540
Pilgrim’s Pride Corp. (L)	65,100	1,495,347
		7,753,107
Household products - 0.7%
The Clorox Company	22,000	2,288,440
Tobacco - 2.3%
Altria Group, Inc.	65,300	3,193,823
Philip Morris International, Inc.	44,400	3,559,548
Reynolds American, Inc.	13,800	1,030,308
		7,783,679
		23,956,327
Energy - 7.3%
Oil, gas and consumable fuels - 7.3%
Exxon Mobil Corp.	69,300	5,765,760
Frontline, Ltd. (I)(L)	36,500	89,060
Marathon Petroleum Corp.	89,100	4,660,821
Nordic American Tankers, Ltd. (L)	186,600	2,655,318
REX American Resources Corp. (I)	11,400	725,496
Scorpio Tankers, Inc.	50,100	505,509
Teekay Tankers, Ltd., Class A	117,900	779,319
Tesoro Corp.	52,100	4,397,761
Valero Energy Corp.	78,500	4,914,100
		24,493,144
		24,493,144
Financials - 18.5%
Banks - 4.8%
Banc of California, Inc.	19,500	268,125
Bank of America Corp.	6,200	105,524
Citigroup, Inc.	118,800	6,562,513
First BanCorp (I)	12,400	59,768
First Citizens BancShares, Inc., Class A	2,500	657,600
Great Southern Bancorp, Inc.	1,000	42,140
Heartland Financial USA, Inc.	5,800	215,876
JPMorgan Chase & Co.	69,200	4,688,992
Popular, Inc. (I)	13,900	401,154
SunTrust Banks, Inc.	38,400	1,651,968

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	1,100	$61,864
Zions Bancorporation	43,600	1,383,646
		16,099,170
Capital markets - 4.1%
INTL. FCStone, Inc. (I)	26,800	890,832
Janus Capital Group, Inc.	58,100	994,672
Northern Trust Corp.	31,300	2,393,198
The Bank of New York Mellon Corp.	27,900	1,170,963
The Goldman Sachs Group, Inc.	26,300	5,491,177
WisdomTree Investments, Inc. (L)	137,000	3,009,205
		13,950,047
Diversified financial services - 1.6%
Berkshire Hathaway, Inc., Class B (I)	14,600	1,987,206
McGraw-Hill Financial, Inc.	33,100	3,324,895
		5,312,101
Insurance - 4.0%
American Financial Group, Inc.	5,000	325,200
American International Group, Inc.	22,000	1,360,040
Assured Guaranty, Ltd.	19,700	472,603
First American Financial Corp.	18,500	688,385
Markel Corp. (I)	500	400,340
MetLife, Inc.	5,700	319,143
Prudential Financial, Inc.	50,400	4,411,008
The Progressive Corp.	159,900	4,450,017
Universal Insurance Holdings, Inc.	40,300	975,260
		13,401,996
Real estate investment trusts - 1.8%
AG Mortgage Investment Trust, Inc.	9,600	165,888
CoreSite Realty Corp.	4,600	209,024
Digital Realty Trust, Inc.	13,200	880,176
Kimco Realty Corp.	26,300	592,802
Lamar Advertising Company, Class A	1,700	97,716
New Residential Investment Corp.	119,300	1,818,132
Prologis, Inc.	53,700	1,992,270
Simon Property Group, Inc.	2,400	415,248
		6,171,256
Real estate management and development - 1.6%
Altisource Portfolio Solutions SA (I)	14,900	458,771
CBRE Group, Inc., Class A (I)	52,700	1,949,900
Jones Lang LaSalle, Inc.	16,500	2,821,500
		5,230,171
Thrifts and mortgage finance - 0.6%
Essent Group, Ltd. (I)	28,300	774,005
Flagstar Bancorp, Inc. (I)	16,200	299,376
HomeStreet, Inc. (I)	16,300	371,966
LendingTree, Inc. (I)	6,500	510,965
Oritani Financial Corp.	5,200	83,460
		2,039,772
		62,204,513
Health care - 16.8%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (I)	1,100	131,857
Amgen, Inc.	28,300	4,344,616
Geron Corp. (I)(L)	131,500	562,820
Gilead Sciences, Inc.	57,800	6,767,224
OPKO Health, Inc. (I)(L)	103,600	1,665,888
		13,472,405

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services - 6.4%
Aetna, Inc.	22,200	$2,829,612
Amedisys, Inc. (I)	4,000	158,920
AmerisourceBergen Corp.	17,300	1,839,682
Anthem, Inc.	29,500	4,842,130
Centene Corp. (I)	55,400	4,454,160
Health Net, Inc. (I)	9,400	602,728
Molina Healthcare, Inc. (I)	2,900	203,870
The Ensign Group, Inc.	12,400	633,144
UnitedHealth Group, Inc.	49,400	6,026,800
		21,591,046
Life sciences tools and services - 1.5%
Cambrex Corp. (I)	29,300	1,287,442
Illumina, Inc. (I)	4,100	895,276
Mettler-Toledo International, Inc. (I)	4,100	1,399,986
Waters Corp. (I)	13,100	1,681,778
		5,264,482
Pharmaceuticals - 4.9%
AbbVie, Inc.	27,100	1,820,849
Bristol-Myers Squibb Company	64,800	4,311,792
Hospira, Inc. (I)	50,000	4,435,500
Johnson & Johnson	5,000	487,300
Mallinckrodt PLC (I)	2,800	329,616
Merck & Company, Inc.	71,500	4,070,495
Sucampo Pharmaceuticals, Inc., Class A (I)	24,200	397,606
Zoetis, Inc.	13,000	626,860
		16,480,018
		56,807,951
Industrials - 10.6%
Aerospace and defense - 5.1%
General Dynamics Corp.	33,600	4,760,784
Northrop Grumman Corp.	28,000	4,441,640
Rockwell Collins, Inc.	22,300	2,059,405
Spirit AeroSystems Holdings, Inc., Class A (I)	77,800	4,287,558
TASER International, Inc. (I)(L)	42,200	1,405,682
TransDigm Group, Inc. (I)	1,100	247,137
		17,202,206
Air freight and logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (I)	54,200	2,978,832
Echo Global Logistics, Inc. (I)	12,800	418,048
		3,396,880
Airlines - 1.3%
JetBlue Airways Corp. (I)	219,600	4,558,896
Building products - 0.5%
American Woodmark Corp. (I)	14,800	811,780
Apogee Enterprises, Inc.	13,900	731,696
		1,543,476
Commercial services and supplies - 0.4%
Cintas Corp.	8,200	693,638
Civeo Corp.	92,600	284,282
Ennis, Inc.	15,100	280,709
		1,258,629
Construction and engineering - 0.3%
Argan, Inc.	14,900	600,917
Comfort Systems USA, Inc.	5,400	123,930
Dycom Industries, Inc. (I)	7,700	453,145
		1,177,992

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment - 0.0%
PowerSecure International, Inc. (I)	5,600	$82,656
Machinery - 0.7%
Douglas Dynamics, Inc.	6,900	148,212
PACCAR, Inc.	31,200	1,990,872
Wabtec Corp.	1,300	122,512
		2,261,596
Marine - 0.4%
Matson, Inc.	30,400	1,278,016
Professional services - 0.9%
Equifax, Inc.	5,200	504,868
Heidrick & Struggles International, Inc.	3,500	91,280
Insperity, Inc.	25,700	1,308,130
RPX Corp. (I)	40,700	687,830
Verisk Analytics, Inc. (I)	4,700	341,972
		2,934,080
Road and rail - 0.0%
P.A.M. Transportation Services, Inc. (I)	1,300	75,465
		35,769,892
Information technology - 20.3%
Communications equipment - 1.7%
Cisco Systems, Inc.	30,500	837,530
Infinera Corp. (I)	79,500	1,667,910
InterDigital, Inc.	58,200	3,310,998
		5,816,438
Electronic equipment, instruments and components - 0.8%
Jabil Circuit, Inc.	78,500	1,671,265
Methode Electronics, Inc.	5,400	148,230
Multi-Fineline Electronix, Inc. (I)	22,600	494,036
TTM Technologies, Inc. (I)	40,600	405,594
		2,719,125
Internet software and services - 1.6%
EarthLink Holdings Corp.	217,800	1,631,322
Equinix, Inc.	11,400	2,895,600
Stamps.com, Inc. (I)	10,400	765,128
		5,292,050
IT services - 2.6%
Accenture PLC, Class A	23,000	2,225,940
Automatic Data Processing, Inc.	1,400	112,322
Blackhawk Network Holdings, Inc. (I)	35,300	1,454,360
EPAM Systems, Inc. (I)	36,700	2,614,141
Fiserv, Inc. (I)	10,800	894,564
Luxoft Holding, Inc. (I)	1,400	79,170
Paychex, Inc.	33,900	1,589,232
		8,969,729
Semiconductors and semiconductor equipment - 3.4%
Fairchild Semiconductor International, Inc. (I)	47,000	816,860
Integrated Device Technology, Inc. (I)	109,800	2,382,660
Qorvo, Inc. (I)	26,700	2,143,209
Skyworks Solutions, Inc.	27,700	2,883,570
Tessera Technologies, Inc.	83,300	3,163,734
		11,390,033
Software - 5.7%
Electronic Arts, Inc. (I)	58,800	3,910,200
Ellie Mae, Inc. (I)	25,600	1,786,624
ePlus, Inc. (I)	2,000	153,300
FactSet Research Systems, Inc.	18,600	3,022,686
Fortinet, Inc. (I)	15,900	657,147

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Gigamon, Inc. (I)	2,700	$89,073
Infoblox, Inc. (I)	5,300	138,913
Intuit, Inc.	6,900	695,313
Manhattan Associates, Inc. (I)	31,500	1,878,975
Microsoft Corp.	28,407	1,254,169
Proofpoint, Inc. (I)	18,000	1,146,060
Red Hat, Inc. (I)	3,200	242,976
Splunk, Inc. (I)	12,600	877,212
Tableau Software, Inc., Class A (I)	25,300	2,917,090
VASCO Data Security International, Inc. (I)(L)	13,300	401,527
		19,171,265
Technology hardware, storage and peripherals - 4.5%
Apple, Inc.	120,782	15,149,082
		68,507,722
Materials - 4.5%
Chemicals - 2.4%
KMG Chemicals, Inc.	9,400	239,136
LyondellBasell Industries NV, Class A	40,300	4,171,856
The Dow Chemical Company	7,800	399,126
The Sherwin-Williams Company	11,800	3,245,236
		8,055,354
Construction materials - 0.7%
Vulcan Materials Company	27,900	2,341,647
Containers and packaging - 0.1%
Sealed Air Corp.	9,200	472,696
Metals and mining - 1.2%
Newmont Mining Corp.	170,000	3,971,200
Paper and forest products - 0.1%
International Paper Company	6,600	314,094
		15,154,991
Telecommunication services - 1.1%
Diversified telecommunication services - 0.6%
FairPoint Communications, Inc. (I)(L)	3,400	61,948
General Communication, Inc., Class A (I)	7,800	132,678
Inteliquent, Inc.	29,000	533,600
Level 3 Communications, Inc. (I)	13,600	716,312
Verizon Communications, Inc.	12,500	582,625
		2,027,163
Wireless telecommunication services - 0.5%
Telephone & Data Systems, Inc.	52,200	1,534,680
United States Cellular Corp. (I)	2,100	79,107
		1,613,787
		3,640,950
Utilities - 1.8%
Electric utilities - 0.7%
Entergy Corp.	32,700	2,305,350
Gas utilities - 0.2%
UGI Corp.	16,100	554,645
Independent power and renewable electricity producers - 0.4%
Talen Energy Corp. (I)	86,200	1,479,192
Multi-utilities - 0.5%
Public Service Enterprise Group, Inc.	45,400	1,783,312
		6,122,499
TOTAL COMMON STOCKS (Cost $315,893,908)		$334,525,432

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 3.7%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,251,001	$12,516,517
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,516,531)		$12,516,517
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional Liquid Reserves
Fund, 0.1092% (Y)	2,561,415	2,561,415
TOTAL SHORT-TERM INVESTMENTS (Cost $2,561,415)		$2,561,415
Total Investments (All Cap Core Trust)
(Cost $330,971,854) - 103.7%		$349,603,364
Other assets and liabilities, net - (3.7%)		(12,410,753)
TOTAL NET ASSETS - 100.0%		$337,192,611

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.9%
Consumer discretionary - 13.6%
Automobiles - 0.4%
Fiat Chrysler Automobiles NV (I)	82	$1,191
Fiat Chrysler Automobiles NV (I)	53,023	777,855
Harley-Davidson, Inc.	45,679	2,574,004
		3,353,050
Diversified consumer services - 0.1%
LifeLock, Inc. (I)	16,319	267,632
The Honest Company, Inc. (I)(R)	3,841	102,670
		370,302
Hotels, restaurants and leisure - 2.2%
Accor SA	26,879	1,360,349
Chipotle Mexican Grill, Inc. (I)	4,520	2,734,555
Hilton Worldwide Holdings, Inc. (I)	50,969	1,404,196
Las Vegas Sands Corp.	20,056	1,054,344
McDonald’s Corp.	63,842	6,069,459
Melia Hotels International SA (L)	63,253	835,507
Whitbread PLC	21,556	1,674,669
Wyndham Worldwide Corp.	6,548	536,347
Wynn Resorts, Ltd.	5,492	541,896
		16,211,322
Household durables - 3.8%
D.R. Horton, Inc.	226,223	6,189,461
GoPro, Inc., Class A (I)	7,484	394,556
Harman International Industries, Inc.	30,585	3,637,780
iRobot Corp. (I)(L)	15,401	490,984
Mohawk Industries, Inc. (I)	1,034	197,391
NVR, Inc. (I)	4,020	5,386,800
PulteGroup, Inc.	376,885	7,594,233
Sony Corp.	44,000	1,249,462
Whirlpool Corp.	15,016	2,598,519
		27,739,186
Internet and catalog retail - 1.8%
Amazon.com, Inc. (I)	17,437	7,569,227
Groupon, Inc. (I)	184,263	926,843
HSN, Inc.	9,882	693,618

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
Netflix, Inc. (I)	5,530	$3,632,878
		12,822,566
Media - 0.9%
CyberAgent, Inc.	16,596	787,322
DISH Network Corp., Class A (I)	3,247	219,854
IMAX Corp. (I)	8,119	326,952
Loral Space & Communications, Inc. (I)	1,069	67,475
Rightmove PLC	4,957	255,054
Sky PLC	112,109	1,825,991
Solocal Group (I)(L)	388,112	193,511
Tribune Media Company, Class A	3,741	199,732
Twenty-First Century Fox, Inc., Class A	74,359	2,420,014
		6,295,905
Specialty retail - 3.8%
Advance Auto Parts, Inc.	62,843	10,010,261
CarMax, Inc. (I)	8,792	582,118
CST Brands, Inc.	9,484	370,445
Jand, Inc., Class A (I)(R)	3,495	40,141
L Brands, Inc.	5,582	478,545
Lowe’s Companies, Inc.	66,329	4,442,053
Signet Jewelers, Ltd.	3,710	475,770
The Home Depot, Inc.	40,649	4,517,323
The TJX Companies, Inc.	85,631	5,666,203
Tiffany & Company	10,482	962,248
Zhongsheng Group Holdings, Ltd.	219,250	153,982
		27,699,089
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	249,758	605,487
Asics Corp.	22,947	592,794
Christian Dior SA	947	185,393
Kate Spade & Company (I)	17,819	383,821
Pandora A/S	1,871	200,766
Samsonite International SA	622,180	2,148,123
		4,116,384
		98,607,804
Consumer staples - 4.7%
Beverages - 1.9%
Anheuser-Busch InBev NV, ADR	25,054	3,023,266
Monster Beverage Corp. (I)	8,253	1,106,067
The Coca-Cola Company	221,074	8,672,733
Treasury Wine Estates, Ltd.	261,904	1,005,795
		13,807,861
Food and staples retailing - 0.2%
Ain Pharmaciez, Inc.	3,700	171,592
Seven & I Holdings Company, Ltd.	28,179	1,209,601
		1,381,193
Food products - 2.1%
Greencore Group PLC	507,340	2,506,482
Kraft Foods Group, Inc.	39,758	3,384,996
Mondelez International, Inc., Class A	54,802	2,254,554
Nomad Foods, Ltd. (I)	222,558	4,848,425
Post Holdings, Inc. (I)	13,147	709,018
The Hershey Company	21,621	1,920,593
		15,624,068
Household products - 0.1%
Svenska Cellulosa AB SCA, B Shares	14,949	380,126
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	7,903	684,874

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco - 0.3%
British American Tobacco PLC	35,409	$1,906,509
		33,784,631
Energy - 5.0%
Energy equipment and services - 0.7%
Baker Hughes, Inc.	6,766	417,462
Halliburton Company	69,039	2,973,510
McDermott International, Inc. (I)(L)	103,685	553,678
Patterson-UTI Energy, Inc.	20,915	393,516
Petroleum Geo-Services ASA (L)	49,776	267,764
Trican Well Service, Ltd. (L)	229,595	762,866
		5,368,796
Oil, gas and consumable fuels - 4.3%
Chevron Corp.	29,195	2,816,442
China Suntien Green Energy Corp., Ltd.,
H Shares	3,006,350	643,138
Cobalt International Energy, Inc. (I)	186,029	1,806,342
EOG Resources, Inc.	11,654	1,020,308
Exxon Mobil Corp.	24,943	2,075,258
Imperial Oil, Ltd.	123,145	4,755,860
Karoon Gas Australia, Ltd. (I)(L)	671,543	1,164,888
Laredo Petroleum, Inc. (I)(L)	66,053	830,947
Marathon Oil Corp.	86,100	2,285,094
Marathon Petroleum Corp.	4,976	260,295
Occidental Petroleum Corp.	28,056	2,181,915
Pioneer Natural Resources Company	30,536	4,235,038
Rice Energy, Inc. (I)	9,373	195,240
Suncor Energy, Inc.	99,785	2,746,083
Tesoro Corp.	3,063	258,548
Tsakos Energy Navigation, Ltd.	134,765	1,284,310
Valero Energy Corp.	4,326	270,808
Whiting Petroleum Corp. (I)	15,158	509,309
World Fuel Services Corp.	36,307	1,740,921
		31,080,744
		36,449,540
Financials - 16.1%
Banks - 5.5%
Alpha Bank AE (I)	1,829,707	485,484
Axis Bank, Ltd.	137,463	1,202,986
Bank of America Corp.	223,846	3,809,859
BOK Financial Corp.	25,653	1,784,936
Citigroup, Inc.	90,726	5,011,704
Cullen/Frost Bankers, Inc.	6,962	547,074
First Republic Bank	26,180	1,650,125
Grupo Financiero Galicia SA, ADR	12,258	230,328
HDFC Bank, Ltd.	39,232	750,848
JPMorgan Chase & Co.	64,825	4,392,542
M&T Bank Corp.	39,065	4,880,390
Piraeus Bank SA (I)	1,154,424	388,677
Sberbank of Russia, ADR	98,700	524,097
Seven Bank, Ltd.	51,640	239,052
The PNC Financial Services Group, Inc.	98,678	9,438,551
Wells Fargo & Company	83,795	4,712,631
		40,049,284
Capital markets - 1.8%
BlackRock, Inc.	20,749	7,178,739
Julius Baer Group, Ltd. (I)	23,811	1,336,129
Matsui Securities Company, Ltd.	39,350	345,189
Northern Trust Corp.	36,771	2,811,511
Partners Group Holding AG	681	203,542
Schroders PLC	6,137	306,216

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
SEI Investments Company	24,647	$1,208,442
		13,389,768
Consumer finance - 0.1%
Springleaf Holdings, Inc. (I)	19,640	901,672
Diversified financial services - 0.8%
Berkshire Hathaway, Inc., Class B (I)	15,360	2,090,650
IG Group Holdings PLC	22,121	259,289
Japan Exchange Group, Inc.	19,127	620,080
London Stock Exchange Group PLC	7,481	278,298
MarketAxess Holdings, Inc.	4,290	397,983
McGraw-Hill Financial, Inc.	8,678	871,705
Moody’s Corp.	8,187	883,869
MSCI, Inc.	9,343	575,062
		5,976,936
Insurance - 6.6%
ACE, Ltd.	70,247	7,142,715
Alleghany Corp. (I)	4,136	1,938,791
American International Group, Inc.	135,518	8,377,723
Assured Guaranty, Ltd.	31,500	755,685
Fairfax Financial Holdings, Ltd.	4,540	2,238,667
Markel Corp. (I)	6,766	5,417,401
Marsh & McLennan Companies, Inc.	116,500	6,605,550
MetLife, Inc.	118,014	6,607,604
Ping An Insurance Group Company of
China, Ltd., H Shares	74,000	998,669
Reinsurance Group of America, Inc.	23,856	2,263,219
Unum Group	98,402	3,517,872
White Mountains Insurance Group, Ltd.	2,691	1,762,444
		47,626,340
Real estate investment trusts - 1.0%
American Tower Corp.	47,639	4,444,242
Kennedy Wilson Europe Real Estate PLC	136,065	2,425,069
		6,869,311
Real estate management and development - 0.3%
Deutsche Annington Immobilien SE	68,822	1,942,017
WeWork Companies, Inc., Class A (I)(R)	2,554	84,000
		2,026,017
		116,839,328
Health care - 17.9%
Biotechnology - 2.5%
Actelion, Ltd. (I)	1,354	198,295
Agios Pharmaceuticals, Inc. (I)	7,805	867,448
Alnylam Pharmaceuticals, Inc. (I)	9,538	1,143,320
Arena Pharmaceuticals, Inc. (I)(L)	201,362	934,320
Biogen, Inc. (I)	5,404	2,182,892
BioMarin Pharmaceutical, Inc. (I)	7,302	998,768
Celgene Corp. (I)	8,881	1,027,843
Five Prime Therapeutics, Inc. (I)	7,540	187,294
Incyte Corp. (I)	11,983	1,248,748
Intrexon Corp. (I)	4,212	205,546
Medivation, Inc. (I)	5,694	650,255
Portola Pharmaceuticals, Inc. (I)	37,419	1,704,435
PTC Therapeutics, Inc. (I)	5,949	286,325
Receptos, Inc. (I)	8,775	1,667,689
Regeneron Pharmaceuticals, Inc. (I)	3,921	2,000,220
Regulus Therapeutics, Inc. (I)(L)	12,025	131,794
TESARO, Inc. (I)	8,245	484,724
United Therapeutics Corp. (I)	4,299	747,811

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	10,291	$1,270,733
		17,938,460
Health care equipment and supplies - 2.1%
Becton, Dickinson and Company	38,738	5,487,238
Boston Scientific Corp. (I)	13,766	243,658
Corindus Vascular Robotics, Inc. (I)	277,191	972,940
Edwards Lifesciences Corp. (I)	4,192	597,067
Hoya Corp.	6,268	251,032
Intuitive Surgical, Inc. (I)	9,126	4,421,547
Medtronic PLC	44,283	3,281,370
		15,254,852
Health care providers and services - 2.4%
Acadia Healthcare Company, Inc. (I)	23,887	1,871,069
Cardinal Health, Inc.	44,382	3,712,554
Cigna Corp.	4,228	684,936
Envision Healthcare Holdings, Inc. (I)	34,262	1,352,664
HCA Holdings, Inc. (I)	7,937	720,045
Health Net, Inc. (I)	5,194	333,039
Humana, Inc.	5,982	1,144,237
Laboratory Corp. of America Holdings (I)	21,327	2,585,259
LifePoint Health, Inc. (I)	3,736	324,845
Teladoc, Inc. (I)	2,300	43,700
UnitedHealth Group, Inc.	37,896	4,623,312
Universal Health Services, Inc., Class B	3,298	468,646
		17,864,306
Health care technology - 0.4%
CareView Communications, Inc. (I)	1,175,205	423,074
Cerner Corp. (I)	33,800	2,334,228
		2,757,302
Life sciences tools and services - 0.3%
Illumina, Inc. (I)	9,575	2,090,797
Pharmaceuticals - 10.2%
Akorn, Inc. (I)	5,975	260,869
Allergan PLC (I)	25,663	7,787,694
Astellas Pharma, Inc.	19,578	278,905
AstraZeneca PLC, ADR	5,480	349,131
Bristol-Myers Squibb Company (D)	336,695	22,403,685
Eisai Company, Ltd.	35,781	2,398,923
Eli Lilly & Company	7,200	601,128
Endo International PLC (I)	8,250	657,113
Jazz Pharmaceuticals PLC (I)	6,215	1,094,275
Johnson & Johnson	64,931	6,328,175
Merck & Company, Inc.	214,153	12,191,730
Mylan NV (I)	75,977	5,155,799
Ono Pharmaceutical Company, Ltd.	24,296	2,651,785
Pfizer, Inc.	83,404	2,796,536
Roche Holding AG	10,739	3,011,123
Santen Pharmaceutical Company, Ltd.	22,748	321,855
TherapeuticsMD, Inc. (I)	743,521	5,844,075
		74,132,801
		130,038,518
Industrials - 14.0%
Aerospace and defense - 2.7%
Airbus Group NV	5,176	337,151
DigitalGlobe, Inc. (I)	79,705	2,215,002
General Dynamics Corp.	2,788	395,032
Honeywell International, Inc.	22,100	2,253,537
Lockheed Martin Corp.	17,826	3,313,853
Northrop Grumman Corp.	18,947	3,005,563

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Safran SA	6,522	$443,231
TransDigm Group, Inc. (I)	3,167	711,530
United Technologies Corp.	62,798	6,966,182
		19,641,081
Air freight and logistics - 0.8%
United Parcel Service, Inc., Class B	56,282	5,454,289
Airlines - 0.9%
AirAsia BHD	1,165,826	475,661
American Airlines Group, Inc.	72,578	2,898,402
JetBlue Airways Corp. (I)	13,564	281,589
United Continental Holdings, Inc. (I)	51,994	2,756,202
		6,411,854
Building products - 1.1%
Fortune Brands Home & Security, Inc.	64,006	2,932,755
Lennox International, Inc.	41,002	4,415,505
Owens Corning	9,003	371,374
Wienerberger AG	18,654	293,674
		8,013,308
Commercial services and supplies - 0.3%
China Everbright International, Ltd.	160,693	287,801
Clean Harbors, Inc. (I)	38,331	2,059,908
		2,347,709
Construction and engineering - 0.8%
Abengoa SA, B Shares	322,793	1,017,915
AECOM (I)	93,604	3,096,420
Jacobs Engineering Group, Inc. (I)	44,531	1,808,849
		5,923,184
Electrical equipment - 1.6%
Acuity Brands, Inc.	18,413	3,313,972
Capstone Turbine Corp. (I)(L)	821,975	337,585
Eaton Corp. PLC	70,700	4,771,543
Generac Holdings, Inc. (I)	65,900	2,619,525
Zumtobel Group AG	20,426	606,357
		11,648,982
Industrial conglomerates - 0.6%
3M Company	11,154	1,721,062
Danaher Corp.	31,600	2,704,644
		4,425,706
Machinery - 1.9%
Allison Transmission Holdings, Inc.	95,498	2,794,271
Arcam AB (I)(L)	54,107	928,407
DMG Mori Seiki Company, Ltd.	26,655	514,028
IDEX Corp.	21,817	1,714,380
Jain Irrigation Systems, Ltd.	1,264,134	1,331,253
KUKA AG	1,683	140,184
Minebea Company, Ltd.	21,080	347,996
PACCAR, Inc.	46,475	2,965,570
Pall Corp.	16,276	2,025,548
SMC Corp.	751	225,990
Vallourec SA (L)	22,303	455,642
		13,443,269
Marine - 0.0%
Scorpio Bulkers, Inc. (I)	213,683	348,303
Road and rail - 2.7%
AMERCO	4,023	1,315,159
Canadian National Railway Company	57,840	3,337,030
CSX Corp.	15,028	490,664

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
DSV A/S	49,315	$1,596,865
East Japan Railway Company	2,727	245,155
Genesee & Wyoming, Inc., Class A (I)	52,183	3,975,301
Hertz Global Holdings, Inc. (I)	270,805	4,906,987
Landstar System, Inc.	16,253	1,086,838
Old Dominion Freight Line, Inc. (I)	2,934	201,287
Union Pacific Corp.	24,900	2,374,713
		19,529,999
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	9,823	449,795
HD Supply Holdings, Inc. (I)	28,630	1,007,203
MSC Industrial Direct Company, Inc., Class A	38,514	2,687,122
Rexel SA	21,119	340,789
		4,484,909
		101,672,593
Information technology - 17.9%
Communications equipment - 2.1%
BYD Electronic
International Company, Ltd. (I)	103,151	139,484
Cisco Systems, Inc.	475,214	13,049,376
Motorola Solutions, Inc.	34,072	1,953,688
ParkerVision, Inc. (I)(L)	765,905	287,291
		15,429,839
Electronic equipment, instruments and components - 1.1%
Alps Electric Company, Ltd.	20,100	619,874
Arrow Electronics, Inc. (I)	43,686	2,437,679
Hamamatsu Photonics KK	8,954	264,028
Hexagon AB, B Shares	5,371	194,540
IPG Photonics Corp. (I)	3,409	290,362
Largan Precision Company, Ltd.	20,795	2,373,764
Murata Manufacturing Company, Ltd.	927	161,776
TE Connectivity, Ltd.	23,754	1,527,382
		7,869,405
Internet software and services - 4.9%
Alibaba Group Holding, Ltd., ADR (I)	22,148	1,822,116
Apigee Corp. (I)	3,600	35,748
Apigee Corp. (I)	19,539	191,242
Baidu, Inc., ADR (I)	18,368	3,656,701
CoStar Group, Inc. (I)	28,258	5,687,205
Coupons.com, Inc. (I)(L)	125,959	1,359,098
Facebook, Inc., Class A (I)	79,098	6,783,840
Gogo, Inc. (I)(L)	64,989	1,392,714
Google, Inc., Class C (I)	9,028	4,699,164
Monster Worldwide, Inc. (I)	203,342	1,329,857
New Relic, Inc. (I)	7,693	270,717
Pandora Media, Inc. (I)	25,368	394,219
Shutterstock, Inc. (I)(L)	12,877	755,107
Tencent Holdings, Ltd.	99,412	1,987,894
Yelp, Inc. (I)	10,855	467,091
Zillow Group, Inc., Class A (I)(L)	51,805	4,493,566
		35,326,279
IT services - 1.5%
Accenture PLC, Class A	46,337	4,484,495
Automatic Data Processing, Inc.	26,827	2,152,330
EPAM Systems, Inc. (I)	6,523	464,633
Global Payments, Inc.	3,622	374,696
MasterCard, Inc., Class A	3,434	321,010
Optimal Payments PLC (I)	672,765	2,473,378

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Visa, Inc., Class A	4,935	$331,385
		10,601,927
Semiconductors and semiconductor equipment - 3.9%
Avago Technologies, Ltd.	2,593	344,687
Cypress Semiconductor Corp. (I)	93,966	1,105,040
GCL-Poly Energy Holdings, Ltd. (I)	4,133,730	952,526
Integrated Device Technology, Inc. (I)	11,399	247,358
Intel Corp.	87,251	2,653,739
Maxim Integrated Products, Inc.	55,457	1,917,426
Micron Technology, Inc. (I)	187,563	3,533,687
NXP Semiconductors NV (I)	85,226	8,369,193
SK Hynix, Inc.	11,014	417,447
Sumco Corp.	275,735	3,448,619
SunEdison Semiconductor, Ltd. (I)	40,527	699,901
SunEdison, Inc. (I)	124,775	3,732,020
SunPower Corp. (I)(L)	32,449	921,876
Synaptics, Inc. (I)	2,822	244,766
		28,588,285
Software - 3.1%
Activision Blizzard, Inc.	16,123	390,338
Adobe Systems, Inc. (D)(I)	14,893	1,206,482
EnerNOC, Inc. (I)	108,654	1,053,944
FactSet Research Systems, Inc.	16,477	2,677,677
FireEye, Inc. (I)(L)	3,098	151,523
Fortinet, Inc. (I)	6,097	251,989
Manhattan Associates, Inc. (I)	11,710	698,502
Microsoft Corp.	200,345	8,845,232
Mobileye NV (I)(L)	5,025	267,179
Nintendo Company, Ltd.	2,410	402,054
ServiceNow, Inc. (I)	6,412	476,476
Tableau Software, Inc., Class A (I)	6,030	695,259
Tangoe, Inc. (I)	34,480	433,758
UBISOFT Entertainment (I)	40,106	717,042
Workday, Inc., Class A (I)	57,226	4,371,494
		22,638,949
Technology hardware, storage and peripherals - 1.3%
Apple, Inc. (D)	68,032	8,532,914
Hewlett-Packard Company	15,215	456,602
Stratasys, Ltd. (I)(L)	24,528	856,763
		9,846,279
		130,300,963
Materials - 5.3%
Chemicals - 3.1%
Daicel Corp.	14,230	182,602
Huntsman Corp.	173,601	3,831,374
Methanex Corp.	37,309	2,076,619
Platform Specialty Products Corp. (I)	58,305	1,491,442
Platform Specialty Products Corp. (I)	100,768	2,577,645
Platform Specialty Products Corp. (I)	3,083	78,863
Praxair, Inc.	41,638	4,977,823
The Dow Chemical Company	41,017	2,098,840
The Sherwin-Williams Company	4,772	1,312,395
UPL, Ltd.	140,140	1,175,400
Wacker Chemie AG	24,102	2,490,292
		22,293,295
Construction materials - 0.2%
Martin Marietta Materials, Inc.	6,411	907,221
Vulcan Materials Company	5,310	445,668
		1,352,889

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging - 0.7%
Ball Corp.	24,155	$1,694,473
Packaging Corp. of America	11,075	692,077
Silgan Holdings, Inc.	28,950	1,527,402
Smurfit Kappa Group PLC	49,583	1,366,602
		5,280,554
Paper and forest products - 1.3%
Louisiana-Pacific Corp. (I)	223,410	3,804,672
Norbord, Inc. (L)	270,230	5,670,719
		9,475,391
		38,402,129
Telecommunication services - 0.4%
Diversified telecommunication services - 0.3%
Verizon Communications, Inc.	52,906	2,465,949
Wireless telecommunication services - 0.1%
SoftBank Corp.	11,025	649,405
		3,115,354
Utilities - 1.0%
Electric utilities - 0.7%
Duke Energy Corp.	66,043	4,663,957
Empresa Distribuidora y Comercializadora
Norte, ADR (I)(L)	8,295	107,254
Pampa Energia SA, ADR (I)(L)	6,370	87,970
		4,859,181
Gas utilities - 0.2%
UGI Corp.	45,637	1,572,195
Independent power and renewable electricity producers - 0.1%
China Longyuan Power Group Corp., H Shares	795,230	882,666
		7,314,042
TOTAL COMMON STOCKS (Cost $647,053,998)		$696,524,902
PREFERRED SECURITIES - 2.1%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	8,963	239,581
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	89,643
		329,224
Financials - 0.2%
Capital markets - 0.1%
Forward Venture (I)(R)	14,346	637,106
Real estate management and development - 0.1%
Redfin Corp. (I)(R)	78,202	257,887
WeWork Companies, Inc., Series D1 (I)(R)	12,694	417,500
WeWork Companies, Inc., Series D2 (I)(R)	9,974	328,041
		1,003,428
		1,640,534
Health care - 0.0%
Health care equipment and supplies - 0.0%
ConforMIS, Inc. (I)(R)	27,370	184,748
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	118,631	601,459

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 1.7%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	18,712	$647,248
Internet software and services - 0.9%
DocuSign, Inc., Series B (I)(R)	865	16,516
DocuSign, Inc., Series B1 (I)(R)	259	4,945
DocuSign, Inc., Series D (I)(R)	621	11,857
DocuSign, Inc., Series E (I)(R)	16,071	306,845
DocuSign, Inc., Series F (I)(R)	2,107	40,229
Dropbox, Inc., Series C (I)(R)	10,895	193,822
Lookout, Inc., Series F (I)(R)	25,174	291,263
Uber Technologies, Inc. (I)(R)	142,224	5,637,558
		6,503,035
Software - 0.5%
Birst, Inc.,Series F (I)(R)	46,072	269,102
Cloudera, Inc., Series F (I)(R)	15,771	517,762
DraftKings, Inc. (I)(R)	75,450	325,039
Essence Group Holdings Corp. (I)(R)	203,629	413,367
MarkLogic Corp., Series F (I)(R)	30,839	358,170
Pinterest, Inc., Series G (I)(R)	32,419	1,163,695
Zuora, Inc., Series F (I)(R)	99,899	379,546
		3,426,681
Technology hardware, storage and peripherals - 0.2%
Nutanix, Inc. (I)(R)	32,127	635,472
Pure Storage, Inc., Series F (I)(R)	62,660	1,260,719
		1,896,191
		12,473,155
TOTAL PREFERRED SECURITIES (Cost $9,806,819)		$15,229,120
WARRANTS - 0.1%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	676,170	854,504
TOTAL WARRANTS (Cost $1,099,042)		$854,504
SECURITIES LENDING COLLATERAL - 2.6%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,867,304	18,682,753
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,682,739)		$18,682,753

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2015 at 0.130% to
be repurchased at $13,400,048 on
07/01/2015, collateralized by $5,106,400
U.S. Treasury Notes, 1.500% due
01/31/2022 (valued at $4,975,372, including
interest), $7,704,948 Federal National
Mortgage Association, 2.500% - 6.500% due
11/01/2020 to 07/01/2047 (valued at
$8,311,070, including interest) and $358,113
Federal Home Loan Mortgage Corp.,
4.000% due 05/01/2045 (valued at
$381,558, including interest)	$13,400,000	$13,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,400,000)		$13,400,000
Total Investments (Alpha Opportunities Trust)
(Cost $690,042,598) - 102.5%		$744,691,279
Other assets and liabilities, net - (2.5%)		(18,225,785)
TOTAL NET ASSETS - 100.0%		$726,465,494

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	77,796,043	$1,618,935,655
TOTAL INVESTMENT COMPANIES (Cost $1,107,403,573)		$1,618,935,655
Total Investments (American Asset Allocation Trust)
(Cost $1,107,403,573) - 100.0%		$1,618,935,655
Other assets and liabilities, net - 0.0%		(67,446)
TOTAL NET ASSETS - 100.0%		$1,618,868,209

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	9,288,924	$249,964,936
TOTAL INVESTMENT COMPANIES (Cost $218,757,041)		$249,964,936
Total Investments (American Global Growth Trust)
(Cost $218,757,041) - 100.0%		$249,964,936
Other assets and liabilities, net - 0.0%		82,575
TOTAL NET ASSETS - 100.0%		$250,047,511

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	14,722,702	$997,904,745
TOTAL INVESTMENT COMPANIES (Cost $739,804,895)		$997,904,745
Total Investments (American Growth Trust)
(Cost $739,804,895) - 100.0%		$997,904,745
Other assets and liabilities, net - 0.0%		(47,976)
TOTAL NET ASSETS - 100.0%		$997,856,769

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	25,485,857	$1,187,895,792
TOTAL INVESTMENT COMPANIES (Cost $903,614,022)		$1,187,895,792
Total Investments (American Growth-Income Trust)
(Cost $903,614,022) - 100.0%		$1,187,895,792
Other assets and liabilities, net - 0.0%		(58,667)
TOTAL NET ASSETS - 100.0%		$1,187,837,125

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	29,150,884	$590,013,891
TOTAL INVESTMENT COMPANIES (Cost $458,373,600)		$590,013,891
Total Investments (American International Trust)
(Cost $458,373,600) - 100.0%		$590,013,891
Other assets and liabilities, net - 0.0%		(35,199)
TOTAL NET ASSETS - 100.0%		$589,978,692

American New World Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,647,071	$74,217,890
TOTAL INVESTMENT COMPANIES (Cost $81,425,573)		$74,217,890
Total Investments (American New World Trust)
(Cost $81,425,573) - 100.0%		$74,217,890
Other assets and liabilities, net - 0.0%		(19,913)
TOTAL NET ASSETS - 100.0%		$74,197,977

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 23.4%
Auto components - 0.2%
BorgWarner, Inc.	19,300	$1,097,011
Delphi Automotive PLC	20,200	1,718,818
		2,815,829
Automobiles - 0.6%
Tesla Motors, Inc. (I)(L)	41,000	10,998,660
Hotels, restaurants and leisure - 3.8%
Carnival Corp.	18,500	913,715
Chipotle Mexican Grill, Inc. (I)	10,200	6,170,898
Hilton Worldwide Holdings, Inc. (I)	396,022	10,910,406
Las Vegas Sands Corp.	26,900	1,414,133
Marriott International, Inc., Class A	32,329	2,404,954
MGM Resorts International (I)	266,100	4,856,325
Norwegian Cruise Line Holdings, Ltd. (I)	112,700	6,315,708
Royal Caribbean Cruises, Ltd.	7,300	574,437
Starbucks Corp.	565,900	30,340,729
Starwood Hotels & Resorts Worldwide, Inc.	4,100	332,469
Wynn Resorts, Ltd.	24,000	2,368,080
		66,601,854
Internet and catalog retail - 10.4%
Amazon.com, Inc. (I)	204,989	88,983,675
Ctrip.com International, Ltd., ADR (I)	34,500	2,505,390
Expedia, Inc.	1,600	174,960
Netflix, Inc. (I)	42,200	27,722,868
The Priceline Group, Inc. (I)	44,600	51,351,102
Vipshop Holdings, Ltd., ADR (I)	481,300	10,708,925
		181,446,920
Leisure products - 0.0%
Polaris Industries, Inc.	1,500	222,165
Media - 1.0%
The Walt Disney Company	130,900	14,940,926
Time Warner, Inc.	22,800	1,992,948
		16,933,874
Specialty retail - 6.0%
AutoZone, Inc. (I)	10,700	7,135,830
CarMax, Inc. (I)	80,600	5,336,526
L Brands, Inc.	74,300	6,369,739
Lowe’s Companies, Inc.	354,800	23,760,956
O’Reilly Automotive, Inc. (I)	91,700	20,722,366
Ross Stores, Inc.	228,000	11,083,080
The Home Depot, Inc.	171,400	19,047,682
Tractor Supply Company	133,500	12,006,990
		105,463,169
Textiles, apparel and luxury goods - 1.4%
Hanesbrands, Inc.	380,200	12,668,264
NIKE, Inc., Class B	91,300	9,862,226
PVH Corp.	16,000	1,843,200
VF Corp.	2,000	139,480
		24,513,170
		408,995,641
Consumer staples - 2.7%
Beverages - 0.2%
Constellation Brands, Inc., Class A	30,200	3,503,804
Monster Beverage Corp. (I)	4,800	643,296
		4,147,100
Food and staples retailing - 2.1%
Costco Wholesale Corp.	22,300	3,011,838

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
CVS Health Corp.	190,400	$19,969,152
Walgreens Boots Alliance, Inc.	150,900	12,741,996
		35,722,986
Food products - 0.0%
Keurig Green Mountain, Inc.	2,400	183,912
Personal products - 0.4%
The Estee Lauder Companies, Inc., Class A	86,200	7,470,092
		47,524,090
Energy - 1.6%
Oil, gas and consumable fuels - 1.6%
Cimarex Energy Company	22,500	2,481,975
Concho Resources, Inc. (I)	25,400	2,892,044
Continental Resources, Inc. (I)	2,700	114,453
EQT Corp.	143,400	11,664,156
Pioneer Natural Resources Company	37,100	5,145,399
Range Resources Corp.	96,992	4,789,465
		27,087,492
		27,087,492
Financials - 6.9%
Banks - 0.0%
Citigroup, Inc.	5,200	287,248
Capital markets - 4.2%
Ameriprise Financial, Inc.	93,451	11,674,833
Invesco, Ltd.	205,000	7,685,450
Morgan Stanley	576,000	22,343,040
Northern Trust Corp.	28,289	2,162,977
State Street Corp.	151,407	11,658,339
TD Ameritrade Holding Corp.	445,100	16,388,582
The Bank of New York Mellon Corp.	27,300	1,145,781
		73,059,002
Diversified financial services - 0.7%
Intercontinental Exchange, Inc.	55,600	12,432,716
Insurance - 0.4%
Aon PLC	6,800	677,824
Marsh & McLennan Companies, Inc.	106,500	6,038,550
		6,716,374
Real estate investment trusts - 1.6%
American Tower Corp.	307,738	28,708,878
		121,204,218
Health care - 26.4%
Biotechnology - 10.9%
Alexion Pharmaceuticals, Inc. (I)	222,900	40,293,633
Biogen, Inc. (I)	114,500	46,251,130
Celgene Corp. (I)	312,700	36,190,335
Gilead Sciences, Inc.	369,300	43,237,644
Regeneron Pharmaceuticals, Inc. (I)	30,800	15,712,004
Vertex Pharmaceuticals, Inc. (I)	70,100	8,655,948
		190,340,694
Health care equipment and supplies - 2.0%
Becton, Dickinson and Company	82,200	11,643,630
Intuitive Surgical, Inc. (I)	24,500	11,870,250
Medtronic PLC	60,611	4,491,275
Stryker Corp.	65,979	6,305,613
The Cooper Companies, Inc.	4,400	783,068
		35,093,836

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services - 6.4%
Aetna, Inc.	13,600	$1,733,456
AmerisourceBergen Corp.	71,500	7,603,310
Anthem, Inc.	79,100	12,983,474
Cardinal Health, Inc.	131,000	10,958,150
Cigna Corp.	15,100	2,446,200
Humana, Inc.	18,600	3,557,808
McKesson Corp.	233,000	52,380,730
UnitedHealth Group, Inc.	159,200	19,422,400
		111,085,528
Life sciences tools and services - 1.3%
Thermo Fisher Scientific, Inc.	180,900	23,473,584
Pharmaceuticals - 5.8%
AbbVie, Inc.	9,400	631,586
Allergan PLC (I)	142,798	43,333,481
Bristol-Myers Squibb Company	116,100	7,725,294
Eli Lilly & Company	97,200	8,115,228
Perrigo Company PLC	1,200	221,796
Shire PLC, ADR	35,100	8,476,299
Valeant Pharmaceuticals International, Inc. (I)	152,000	33,766,800
		102,270,484
		462,264,126
Industrials - 10.2%
Aerospace and defense - 2.4%
Precision Castparts Corp.	51,200	10,233,344
Textron, Inc.	98,000	4,373,740
The Boeing Company	192,700	26,731,344
		41,338,428
Air freight and logistics - 0.8%
FedEx Corp.	83,500	14,228,400
Airlines - 1.8%
American Airlines Group, Inc.	436,600	17,435,621
Delta Air Lines, Inc.	2,700	110,916
United Continental Holdings, Inc. (I)	274,900	14,572,449
		32,118,986
Industrial conglomerates - 3.6%
3M Company	3,900	601,770
Danaher Corp.	565,726	48,420,488
Roper Technologies, Inc.	76,600	13,210,436
		62,232,694
Machinery - 0.8%
Flowserve Corp.	22,600	1,190,116
Ingersoll-Rand PLC	25,200	1,698,984
Wabtec Corp.	119,800	11,289,952
		14,179,052
Professional services - 0.3%
IHS, Inc., Class A (I)	29,700	3,820,311
Verisk Analytics, Inc. (I)	14,500	1,055,020
		4,875,331
Road and rail - 0.5%
Canadian Pacific Railway, Ltd.	25,500	4,085,865
J.B. Hunt Transport Services, Inc.	51,900	4,260,471
Kansas City Southern	1,300	118,560
Union Pacific Corp.	11,800	1,125,366
		9,590,262
		178,563,153

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 25.1%
Internet software and services - 12.4%
Akamai Technologies, Inc. (I)	43,400	$3,030,188
Alibaba Group Holding, Ltd., ADR (I)	247,261	20,342,162
Baidu, Inc., ADR (I)	173,700	34,580,196
Facebook, Inc., Class A (I)	586,908	50,336,165
Google, Inc., Class A (I)	65,066	35,138,243
Google, Inc., Class C (I)	83,098	43,253,340
LinkedIn Corp., Class A (I)	38,400	7,934,592
Tencent Holdings, Ltd.	1,140,900	22,814,024
		217,428,910
IT services - 6.3%
Cognizant Technology
Solutions Corp., Class A (I)	64,400	3,934,196
Fiserv, Inc. (I)	164,100	13,592,403
MasterCard, Inc., Class A	492,800	46,066,944
Visa, Inc., Class A	696,200	46,749,830
		110,343,373
Software - 4.1%
Electronic Arts, Inc. (I)	103,700	6,896,050
Intuit, Inc.	6,700	675,159
Microsoft Corp.	482,600	21,306,790
Red Hat, Inc. (I)	151,387	11,494,815
salesforce.com, Inc. (I)	380,000	26,459,400
ServiceNow, Inc. (I)	56,700	4,213,377
		71,045,591
Technology hardware, storage and peripherals - 2.3%
Apple, Inc.	319,000	40,010,575
		438,828,449
Materials - 3.3%
Chemicals - 3.3%
Ashland, Inc.	39,700	4,839,430
Ecolab, Inc.	146,700	16,587,369
PPG Industries, Inc.	30,400	3,487,488
The Sherwin-Williams Company	116,800	32,122,336
		57,036,623
		57,036,623
TOTAL COMMON STOCKS (Cost $1,049,955,941)		$1,741,503,792
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	985,279	9,857,909
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,857,923)		$9,857,909
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	624,086	624,086
T. Rowe Price Reserve Investment
Fund, 0.0722% (Y)	4,066,819	4,066,819
		4,690,905
TOTAL SHORT-TERM INVESTMENTS (Cost $4,690,905)		$4,690,905
Total Investments (Blue Chip Growth Trust)
(Cost $1,064,504,769) - 100.5%		$1,756,052,606
Other assets and liabilities, net - (0.5%)		(8,220,990)
TOTAL NET ASSETS - 100.0%		$1,747,831,616

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.7%
Consumer discretionary - 29.5%
Automobiles - 1.6%
Tesla Motors, Inc. (I)(L)	61,168	$16,408,926
Hotels, restaurants and leisure - 4.6%
Chipotle Mexican Grill, Inc. (I)	17,058	10,319,919
Marriott International, Inc., Class A	201,013	14,953,357
Starbucks Corp.	395,841	21,223,015
		46,496,291
Internet and catalog retail - 9.1%
Amazon.com, Inc. (I)	76,984	33,417,985
JD.com, Inc., ADR (I)	305,327	10,411,651
Netflix, Inc. (I)	36,780	24,162,253
The Priceline Group, Inc. (I)	14,389	16,567,063
TripAdvisor, Inc. (I)	59,394	5,175,593
Vipshop Holdings, Ltd., ADR (I)	84,704	1,884,664
		91,619,209
Media - 3.4%
The Walt Disney Company	208,101	23,752,648
Time Warner, Inc.	119,086	10,409,307
		34,161,955
Multiline retail - 0.9%
Dollar General Corp.	119,050	9,254,947
Specialty retail - 4.8%
Inditex SA	515,041	16,799,246
O’Reilly Automotive, Inc. (I)	59,627	13,474,509
The TJX Companies, Inc.	154,566	10,227,632
Tiffany & Company	85,332	7,833,478
		48,334,865
Textiles, apparel and luxury goods - 5.1%
Luxottica Group SpA	174,488	11,606,570
NIKE, Inc., Class B	246,244	26,599,277
Under Armour, Inc., Class A (I)	162,405	13,551,073
		51,756,920
		298,033,113
Consumer staples - 2.9%
Beverages - 0.4%
Monster Beverage Corp. (I)	28,470	3,815,549
Food and staples retailing - 2.5%
Costco Wholesale Corp.	110,921	14,980,990
The Kroger Company	145,367	10,540,561
		25,521,551
		29,337,100
Energy - 3.1%
Energy equipment and services - 1.0%
Schlumberger, Ltd.	118,540	10,216,963
Oil, gas and consumable fuels - 2.1%
Concho Resources, Inc. (I)	102,574	11,679,076
EOG Resources, Inc.	107,818	9,439,466
		21,118,542
		31,335,505
Financials - 3.3%
Capital markets - 1.1%
Morgan Stanley	287,131	11,137,811
Diversified financial services - 1.0%
McGraw-Hill Financial, Inc.	103,828	10,429,523

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts - 1.2%
American Tower Corp.	123,022	$11,476,722
		33,044,056
Health care - 20.7%
Biotechnology - 9.1%
Alexion Pharmaceuticals, Inc. (I)	79,887	14,441,173
Biogen, Inc. (I)	63,792	25,768,140
Celgene Corp. (I)	119,934	13,880,561
Gilead Sciences, Inc.	126,475	14,807,693
Incyte Corp. (I)	32,910	3,429,551
Regeneron Pharmaceuticals, Inc. (I)	23,460	11,967,650
Vertex Pharmaceuticals, Inc. (I)	64,260	7,934,825
		92,229,593
Health care equipment and supplies - 1.8%
Abbott Laboratories	366,436	17,984,679
Life sciences tools and services - 1.8%
Illumina, Inc. (I)	85,657	18,704,063
Pharmaceuticals - 8.0%
Allergan PLC (I)	77,082	23,391,304
Bristol-Myers Squibb Company	343,478	22,855,026
Novo Nordisk A/S, ADR	301,610	16,516,164
Shire PLC, ADR	74,623	18,020,708
		80,783,202
		209,701,537
Industrials - 2.7%
Aerospace and defense - 1.7%
The Boeing Company	127,979	17,753,247
Road and rail - 1.0%
Canadian Pacific Railway, Ltd.	61,343	9,828,989
		27,582,236
Information technology - 35.4%
Electronic equipment, instruments and components - 0.0%
Fitbit, Inc., Class A (I)	7,068	270,210
Internet software and services - 11.8%
Alibaba Group Holding, Ltd., ADR (I)	129,432	10,648,371
Facebook, Inc., Class A (I)	441,884	37,898,181
Google, Inc., Class A (I)	26,938	14,547,598
Google, Inc., Class C (I)	30,076	15,654,859
LendingClub Corp. (I)(L)	43,667	644,088
LinkedIn Corp., Class A (I)	77,363	15,985,517
Tencent Holdings, Ltd.	880,308	17,603,092
Twitter, Inc. (I)	159,106	5,762,819
		118,744,525
IT services - 7.2%
FleetCor Technologies, Inc. (I)	81,451	12,711,243
MasterCard, Inc., Class A	375,602	35,111,275
Visa, Inc., Class A	371,447	24,942,666
		72,765,184
Semiconductors and semiconductor equipment - 2.0%
ARM Holdings PLC, ADR	215,887	10,636,752
NXP Semiconductors NV (I)	91,706	9,005,529
		19,642,281
Software - 8.6%
Adobe Systems, Inc. (I)	222,899	18,057,048
FireEye, Inc. (I)(L)	135,816	6,642,761
Red Hat, Inc. (I)	198,829	15,097,086
salesforce.com, Inc. (I)	273,831	19,066,853

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (I)	158,985	$11,068,536
VMware, Inc., Class A (I)	77,202	6,619,299
Workday, Inc., Class A (I)	140,857	10,760,066
		87,311,649
Technology hardware, storage and peripherals - 5.8%
Apple, Inc.	466,315	58,487,559
		357,221,408
Materials - 2.1%
Chemicals - 2.1%
Monsanto Company	125,023	13,326,202
The Sherwin-Williams Company	28,931	7,956,604
		21,282,806
		21,282,806
TOTAL COMMON STOCKS (Cost $684,492,223)		$1,007,537,761
SECURITIES LENDING COLLATERAL - 1.7%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,665,424	16,662,897
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,662,858)		$16,662,897
Total Investments (Capital Appreciation Trust)
(Cost $701,155,081) - 101.4%		$1,024,200,658
Other assets and liabilities, net - (1.4%)		(13,974,552)
TOTAL NET ASSETS - 100.0%		$1,010,226,106

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 62.2%
Consumer discretionary - 6.0%
Auto components - 1.3%
Johnson Controls, Inc.	94,200	$4,665,713
Media - 1.1%
Comcast Corp., Class A	16,000	962,240
Liberty Global PLC, Series A (I)	12,000	648,840
Liberty Global PLC, Series C (I)	31,500	1,594,845
Time Warner Cable, Inc.	5,400	962,118
		4,168,043
Specialty retail - 3.6%
AutoZone, Inc. (I)	14,900	9,936,810
Lowe’s Companies, Inc.	43,900	2,939,983
O’Reilly Automotive, Inc. (I)	2,100	474,558
		13,351,351
		22,185,107
Consumer staples - 5.2%
Beverages - 1.0%
PepsiCo, Inc.	34,200	3,192,228
SABMiller PLC	11,040	572,428
		3,764,656
Food and staples retailing - 1.0%
CVS Health Corp.	33,800	3,544,944

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 2.2%
General Mills, Inc.	53,400	$2,975,448
Kraft Foods Group, Inc.	10,700	910,998
Mondelez International, Inc., Class A	105,200	4,327,928
		8,214,374
Tobacco - 1.0%
Altria Group, Inc.	33,300	1,628,703
Philip Morris International, Inc.	26,500	2,124,505
		3,753,208
		19,277,182
Energy - 1.9%
Oil, gas and consumable fuels - 1.9%
Canadian Natural Resources, Ltd.	218,800	5,942,608
Occidental Petroleum Corp.	11,900	925,463
		6,868,071
		6,868,071
Financials - 9.4%
Capital markets - 3.4%
Affiliated Managers Group, Inc. (I)	7,700	1,683,220
The Bank of New York Mellon Corp.	257,200	10,794,684
		12,477,904
Insurance - 3.6%
Marsh & McLennan Companies, Inc.	237,400	13,460,580
Real estate investment trusts - 2.4%
American Tower Corp.	53,700	5,009,673
Crown Castle International Corp.	10,400	835,120
Iron Mountain, Inc.	103,280	3,201,680
		9,046,473
		34,984,957
Health care - 15.0%
Health care equipment and supplies - 3.3%
Abbott Laboratories	92,300	4,530,084
Becton, Dickinson and Company	55,612	7,877,440
		12,407,524
Health care providers and services - 2.4%
Cigna Corp.	31,400	5,086,800
Henry Schein, Inc. (I)	4,157	590,793
UnitedHealth Group, Inc.	25,800	3,147,600
		8,825,193
Life sciences tools and services - 3.5%
Agilent Technologies, Inc.	8,300	320,214
PerkinElmer, Inc.	50,000	2,632,000
Thermo Fisher Scientific, Inc.	78,200	10,147,232
		13,099,446
Pharmaceuticals - 5.8%
Allergan PLC (I)	28,780	8,733,579
Eli Lilly & Company	44,000	3,673,560
Pfizer, Inc.	153,484	5,146,319
Zoetis, Inc.	78,791	3,799,302
		21,352,760
		55,684,923
Industrials - 11.5%
Aerospace and defense - 0.7%
The Boeing Company	19,700	2,732,784

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies - 1.4%
Tyco International PLC	134,200	$5,164,016
Electrical equipment - 1.7%
AMETEK, Inc.	97,800	5,357,484
Sensata Technologies Holding NV (I)	21,200	1,118,088
		6,475,572
Industrial conglomerates - 5.9%
Danaher Corp.	215,500	18,444,645
Roper Technologies, Inc.	20,300	3,500,938
		21,945,583
Machinery - 1.3%
IDEX Corp.	30,500	2,396,690
Pentair PLC	33,200	2,282,500
		4,679,190
Professional services - 0.5%
IHS, Inc., Class A (I)	13,100	1,685,053
		42,682,198
Information technology - 8.1%
Internet software and services - 1.2%
eBay, Inc. (I)	18,800	1,132,512
Google, Inc., Class A (D)(I)	1,300	702,052
Google, Inc., Class C (D)(I)	5,013	2,609,317
		4,443,881
IT services - 4.9%
Fidelity National
Information Services, Inc.	35,700	2,206,260
Fiserv, Inc. (I)	130,200	10,784,466
Visa, Inc., Class A (D)	77,800	5,224,270
		18,214,996
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	23,200	1,195,032
Software - 1.7%
Microsoft Corp.	112,000	4,944,800
SS&C Technologies Holdings, Inc.	20,400	1,275,000
		6,219,800
		30,073,709
Materials - 0.8%
Chemicals - 0.8%
Cytec Industries, Inc.	47,400	2,869,122
Telecommunication services - 0.4%
Wireless telecommunication services - 0.4%
SBA Communications Corp., Class A (I)	13,300	1,529,101
Utilities - 3.9%
Electric utilities - 1.7%
FirstEnergy Corp.	114,900	3,739,995
Xcel Energy, Inc.	78,700	2,532,566
		6,272,561
Multi-utilities-2.2%
PG&E Corp.	165,000	8,101,500
		14,374,061
TOTAL COMMON STOCKS (Cost $195,614,332)		$230,528,431

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 2.7%
Financials - 0.9%
Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%) (L)	15,000	$399,450
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	395,080
		794,530
Capital markets - 0.1%
State Street Corp., 6.000%	10,000	250,300
Real estate investment trusts - 0.6%
American Tower Corp., 5.500%	21,373	2,137,300
		3,182,130
Health care - 1.3%
Pharmaceuticals - 1.3%
Allergan PLC, 5.500%	4,698	4,898,041
Telecommunication services - 0.2%
Wireless telecommunication services - 0.2%
T-Mobile US, Inc., 5.500%	12,548	846,990
Utilities - 0.3%
Electric utilities - 0.3%
SCE Trust I, 5.625%	15,000	361,200
SCE Trust II, 5.100%	1,920	43,834
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	20,615	548,771
		953,805
		953,805
TOTAL PREFERRED SECURITIES (Cost $9,413,727)		$9,880,966
CORPORATE BONDS - 19.0%
Consumer discretionary - 4.6%
Amazon.com, Inc.
2.600%, 12/05/2019	$615,000	$618,358
3.800%, 12/05/2024	605,000	606,382
American Honda Finance Corp.
0.950%, 05/05/2017	250,000	249,762
AutoZone, Inc.
2.500%, 04/15/2021	155,000	151,711
Cablevision Systems Corp.
7.750%, 04/15/2018	75,000	81,000
CCO Holdings LLC
7.375%, 06/01/2020	375,000	396,094
Cedar Fair LP
5.250%, 03/15/2021	150,000	154,125
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	400,000	397,300
DISH DBS Corp.
4.625%, 07/15/2017	125,000	128,750
7.125%, 02/01/2016	425,000	436,156
Ford Motor Credit Company LLC
0.799%, 09/08/2017 (P)	525,000	521,947
0.849%, 12/06/2017 (P)	825,000	819,100
0.912%, 03/27/2017 (P)	1,395,000	1,390,890
1.461%, 03/27/2017	1,395,000	1,388,106
1.529%, 05/09/2016 (P)	410,000	412,322
1.724%, 12/06/2017	275,000	273,521
2.145%, 01/09/2018	360,000	361,317
2.375%, 03/12/2019	575,000	572,752
2.500%, 01/15/2016	380,000	383,054
2.597%, 11/04/2019	1,075,000	1,066,304
6.625%, 08/15/2017	200,000	219,382

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Group 1 Automotive, Inc.
5.000%, 06/01/2022	$25,000	$24,875
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	707,000	734,361
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	950,000	998,000
6.625%, 04/01/2021	100,000	109,938
6.900%, 07/15/2017	125,000	136,250
7.000%, 05/01/2020	125,000	141,563
8.500%, 06/15/2019	125,000	147,421
Lamar Media Corp.
5.000%, 05/01/2023	125,000	123,750
Levi Strauss & Company
6.875%, 05/01/2022	125,000	133,438
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)	500,000	509,688
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	725,000	703,250
6.750%, 09/15/2022 (S)	1,624,000	1,717,380
8.500%, 05/15/2021 (S)	400,000	421,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	200,000	193,250
5.375%, 04/15/2021 (S)	360,000	371,025
		17,093,522
Consumer staples - 0.3%
B&G Foods, Inc.
4.625%, 06/01/2021	200,000	197,000
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	124,416
Rite Aid Corp.
8.000%, 08/15/2020	800,000	834,000
		1,155,416
Energy - 6.4%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	185,000	183,664
Chevron Corp.
0.454%, 03/02/2018 (P)	75,000	74,740
1.365%, 03/02/2018	590,000	588,623
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,725,000	1,722,125
6.500%, 01/15/2022	475,000	495,188
7.000%, 01/15/2021	675,000	706,219
Diamondback Energy, Inc.
7.625%, 10/01/2021	250,000	267,500
Energy Transfer Partners LP
4.150%, 10/01/2020	275,000	282,382
4.900%, 02/01/2024	345,000	350,415
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,652,599
6.500%, 04/01/2018	315,000	345,086
8.125%, 06/01/2019	483,000	564,989
Exxon Mobil Corp.
0.333%, 03/01/2018 (P)	2,545,000	2,540,857
MarkWest Energy Partners LP
4.500%, 07/15/2023	2,550,000	2,499,000
4.875%, 12/01/2024	425,000	415,438
5.500%, 02/15/2023	1,255,000	1,292,650
ONEOK Partners LP
2.000%, 10/01/2017	140,000	140,271
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	5,025,000	4,924,500

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp. (continued)
5.750%, 06/01/2021	$835,000	$857,963
6.750%, 08/01/2020	175,000	180,688
Shell International Finance BV
0.729%, 05/11/2020	810,000	806,522
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	575,000	595,500
Southern California Gas Company
3.200%, 06/15/2025	350,000	350,282
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	150,000	148,500
4.250%, 11/15/2023	525,000	485,625
5.000%, 01/15/2018 (S)	275,000	281,188
5.250%, 05/01/2023	750,000	742,500
WPX Energy, Inc.
5.250%, 01/15/2017	275,000	281,188
		23,776,202
Financials - 1.6%
American Tower Corp.
3.500%, 01/31/2023	100,000	95,937
5.000%, 02/15/2024	165,000	174,197
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	385,000	382,991
3.500%, 02/01/2025	375,000	372,865
CBRE Services, Inc.
5.000%, 03/15/2023	75,000	75,750
Crown Castle International Corp.
4.875%, 04/15/2022	275,000	277,750
5.250%, 01/15/2023	225,000	226,631
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	1,020,000	1,012,452
KFW
0.500%, 04/19/2016	832,000	832,574
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	139,314
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	120,000	119,781
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	560,000	560,700
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	425,000	421,813
Toyota Motor Credit Corp.
0.658%, 03/12/2020 (P)	1,225,000	1,225,535
		5,918,290
Health care - 2.0%
Becton, Dickinson and Company
1.800%, 12/15/2017	315,000	314,979
2.675%, 12/15/2019	305,000	304,728
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	675,000	649,688
5.125%, 07/15/2024	1,775,000	1,745,047
5.750%, 08/15/2022	500,000	530,000
Eli Lilly & Company
1.250%, 03/01/2018	310,000	308,995
HCA, Inc.
8.000%, 10/01/2018	50,000	57,875

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Johnson & Johnson
1.125%, 11/21/2017	$170,000	$169,950
3.375%, 12/05/2023	160,000	165,813
Medtronic, Inc.
1.500%, 03/15/2018 (S)	535,000	533,666
2.500%, 03/15/2020 (S)	400,000	400,322
Merck & Company, Inc.
0.404%, 02/10/2017 (P)	450,000	450,234
0.654%, 02/10/2020 (P)	825,000	820,681
Novartis Capital Corp.
3.400%, 05/06/2024	100,000	101,330
Omnicare, Inc.
5.000%, 12/01/2024	175,000	188,125
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	455,000	458,680
UnitedHealth Group, Inc.
1.400%, 12/15/2017	230,000	229,546
		7,429,659
Industrials - 1.3%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	25,000	27,375
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	205,000	205,241
1.250%, 11/06/2017	250,000	250,041
2.250%, 12/01/2019	225,000	226,777
CNH Industrial Capital LLC
3.625%, 04/15/2018	480,000	480,000
3.875%, 11/01/2015	125,000	125,313
6.250%, 11/01/2016	400,000	415,000
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	225,143	240,340
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	130,874	151,487
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	540,938	558,518
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	124,227	141,929
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	95,969	103,167
International Lease Finance Corp.
2.236%, 06/15/2016 (P)	265,000	264,669
John Deere Capital Corp.
0.700%, 09/04/2015	310,000	310,011
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	393,135	442,277
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	41,403	44,301
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	21,641	22,506
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	67,326	72,544
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	234,263	235,435

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		$72,518	$74,331
Xylem, Inc.
3.550%, 09/20/2016		275,000	282,080
4.875%, 10/01/2021		60,000	64,930
			4,738,272
Information technology - 0.4%
Amphenol Corp.
1.550%, 09/15/2017		130,000	130,118
Fiserv, Inc.
2.700%, 06/01/2020		330,000	329,072
Harris Corp.
1.999%, 04/27/2018		130,000	129,555
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		1,075,000	1,118,000
			1,706,745
Materials - 0.3%
Cytec Industries, Inc.
3.950%, 05/01/2025		545,000	535,378
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	480,000	541,817
			1,077,195
Telecommunication services - 1.9%
SBA Communications Corp.
5.625%, 10/01/2019		$100,000	104,000
SBA Telecommunications, Inc.
5.750%, 07/15/2020		250,000	259,375
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		150,000	169,389
T-Mobile USA, Inc.
6.542%, 04/28/2020		1,124,000	1,176,817
6.625%, 11/15/2020		350,000	364,000
Telesat Canada
6.000%, 05/15/2017 (S)		125,000	127,031
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,205,000	2,381,400
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		2,182,500	2,324,363
			6,906,375
Utilities - 0.2%
AmeriGas Finance LLC
6.750%, 05/20/2020		25,000	26,313
7.000%, 05/20/2022		125,000	132,500
AmeriGas Partners LP
6.250%, 08/20/2019		25,000	25,500
CMS Energy Corp.
6.550%, 07/17/2017		170,000	187,411
8.750%, 06/15/2019		80,000	98,528
Suburban Propane Partners LP
7.375%, 08/01/2021		125,000	133,438
			603,690
TOTAL CORPORATE BONDS (Cost $70,552,844)			$70,405,366

Capital Appreciation Value Trust (continued)

		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
The Priceline Group, Inc.
0.350%, 06/15/2020		$281,000	$311,559
TOTAL CONVERTIBLE BONDS (Cost $299,904)			$311,559
TERM LOANS (M) - 5.2%
Consumer discretionary - 1.2%
Cequel Communications LLC
3.500%, 02/14/2019		556,667	553,884
Charter Communications Operating LLC
3.000%, 07/01/2020		318,500	314,187
3.000%, 01/03/2021		284,543	280,689
Hanesbrands, Inc.
3.250%, 04/15/2022		74,813	75,093
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		615,132	614,534
Kasima LLC
3.250%, 05/17/2021		60,662	60,434
Peninsula Gaming LLC
4.250%, 11/20/2017		614,375	615,015
UPC Financing Partnership
3.250%, 06/30/2021		2,000,000	1,968,928
			4,482,764
Consumer staples - 1.4%
Charger OpCo BV
4.250%, 07/23/2021		450,000	450,563
4.250%, 07/23/2021		$250,000	279,061
Kraft Heinz Foods Company
3.250%, 06/05/2020		3,342,292	3,341,457
Pinnacle Foods Finance LLC
3.000%, 04/29/2020		491,250	488,487
3.000%, 04/29/2020		650,065	646,510
			5,206,078
Health care - 1.0%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		1,245,912	1,244,613
HCA, Inc.
2.937%, 03/31/2017		2,190,905	2,187,618
			3,432,231
Telecommunication services - 1.6%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		4,845,968	4,804,575
Telesat Canada
3.282%, 03/24/2017	CAD	123,750	98,832
3.500%, 03/28/2019		$691,964	689,369
4.250%, 03/26/2019	CAD	490,000	390,843
			5,983,619
TOTAL TERM LOANS (Cost $19,410,329)			$19,104,692
ASSET BACKED SECURITIES - 0.1%
DB Master Finance LLC, Series 2015-1A,
Class A2I
3.262%, 02/20/2045 (S)		$224,438	225,153
Ford Credit Auto Owner Trust,
Series 2012-C, Class A3
0.580%, 12/15/2016		41,341	41,340
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016		19,742	19,743

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Wendys Funding LLC, Series 2015-1A,
Class A2I
3.371%, 06/15/2045 (S)	$270,000	$269,343
TOTAL ASSET BACKED SECURITIES (Cost $555,520)		$555,579
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	6,597	65,999
TOTAL SECURITIES LENDING COLLATERAL (Cost $66,000) $		$65,999
SHORT-TERM INVESTMENTS - 11.2%
Money market funds - 11.0%
T. Rowe Price Reserve Investment
Fund, 0.0722% (Y)	40,996,850	40,996,850
Repurchase agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at 0.000%
to be repurchased at $709,000 on
07/01/2015, collateralized by $715,000
U.S. Treasury Notes, 1.500% due
01/31/2019 (valued at $725,296,
including interest)	$709,000	$709,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,705,850)		$41,705,850
Total Investments (Capital Appreciation Value Trust)
(Cost $337,618,506) - 100.5%		$372,558,442
Other assets and liabilities, net - (0.5%)		(1,755,454)
TOTAL NET ASSETS - 100.0%		$370,802,988

Core Strategy Trust

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 69.9%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	153,588,629		$2,707,767,534
Fixed income - 30.1%
Bond, Series NAV (John Hancock) (A)(1)	85,408,598		1,167,535,531
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,670,179,605)			$3,875,303,065
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6,600		660
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480		1,910
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621		0
Diversified financial services - 0.0%
SNS REAAL NV (I)	1,920	’	0
			0

Core Strategy Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 0.0%
Health care providers and services - 0.0%
Medcath Corp. (I)	500	$685
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	62
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
		62
Materials - 0.0%
Metals and mining - 0.0%
Timminco, Ltd. (I)	300	0
TOTAL COMMON STOCKS (Cost $100,246)		$3,317
Total Investments (Core Strategy Trust)
(Cost $3,670,279,851) - 100.0%		$3,875,306,382
Other assets and liabilities, net - 0.0%		426,006
TOTAL NET ASSETS - 100.0%		$3,875,732,388

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.2%
Australia - 0.0%
MMG, Ltd. (I)	908,000	$320,029
Brazil - 5.7%
Aliansce Shopping Centers SA	10,300	48,036
Banco Alfa de Investimento SA	35,100	63,221
Banco do Brasil SA	545,424	4,259,398
Bematech SA	89,350	232,492
BM&FBovespa SA	971,988	3,663,986
Brasil Brokers Participacoes SA	24,700	17,081
Brasil Pharma SA (I)	46,300	12,062
BrasilAgro (I)	12,800	45,904
Cia Providencia Industria e Comercio SA (I)	52,100	147,967
Cia Siderurgica Nacional SA	202,021	335,933
Cosan SA Industria e Comercio	37,056	299,752
CR2 Empreendimentos Imobiliarios SA	9,300	7,089
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	114,700	365,228
Direcional Engenharia SA	21,100	34,272
Duratex SA	90,119	210,435
Embraer SA	74,969	570,508
Embraer SA, ADR	18,764	568,362
Eternit SA	22,300	20,226
Even Construtora e Incorporadora SA	261,400	277,450
EZ Tec Empreendimentos e Participacoes SA	3,318	15,455
Fertilizantes Heringer SA (I)	15,250	9,614
Fibria Celulose SA	55,198	753,112
Fibria Celulose SA, ADR (L)	180,847	2,461,328
Gafisa SA (I)	27,961	21,494
Gafisa SA, ADR (I)(L)	77,709	118,895
Gerdau SA	141,429	278,846
Gerdau SA, ADR	419,641	1,011,335
Hypermarcas SA (I)	28,571	207,958
Industrias Romi SA	70,200	62,092
Iochpe-Maxion SA	8,400	34,042

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Itau Unibanco Holding SA	1,100	$11,750
JBS SA	669,361	3,522,159
JHSF Participacoes SA	21,100	12,691
Kroton Educacional SA	310,487	1,187,382
Log-in Logistica Intermodal SA (I)	79,900	85,834
Magnesita Refratarios SA (I)	270,256	243,388
Marfrig Global Foods SA (I)	133,200	243,771
MRV Engenharia e Participacoes SA	180,565	453,576
Paranapanema SA (I)	363,450	467,595
PDG Realty SA Empreendimentos
e Participacoes (I)	875,989	101,430
Petroleo Brasileiro SA (I)	491,818	2,219,358
Petroleo Brasileiro SA, ADR (I)	961,096	7,842,543
Petroleo Brasileiro SA, ADR (I)(L)	671,709	6,078,966
Porto Seguro SA	11,727	156,154
Profarma Distribuidora de
Produtos Farmaceuticos SA (I)	18,400	49,712
QGEP Participacoes SA	47,960	104,432
Rodobens Negocios Imobiliarios SA	44,601	76,174
Rossi Residencial SA (I)	63,866	26,293
Santos Brasil Participacoes SA	8,500	35,267
Sao Carlos Empreendimentos
e Participacoes SA	7,005	71,873
Sao Martinho SA	15,111	182,259
SLC Agricola SA	52,278	290,891
Springs Global Participacoes SA (I)	185,253	55,413
Sul America SA	74,138	361,736
Tecnisa SA	48,022	49,735
Tereos Internacional SA (I)	72,800	15,922
TPI - Triunfo Participacoes e Investimentos SA	35,010	45,042
Trisul SA	44,646	38,771
Usinas Siderurgicas de Minas Gerais SA	161,600	689,208
Vale SA	1,050,411	6,179,286
Vanguarda Agro SA (I)	170,452	47,697
		47,099,881
Chile - 2.0%
CAP SA	20,760	71,113
Cementos BIO BIO SA	50,384	37,865
Cencosud SA	845,364	2,042,229
Cencosud SA, ADR	7,000	50,470
Cia Sud Americana de Vapores SA (I)	4,643,700	148,773
Corpbanca SA	4,188,241	46,249
Cristalerias de Chile SA	53,479	388,296
Empresa Nacional de Telecomunicaciones SA	1,962	21,698
Empresas CMPC SA	1,060,751	2,880,537
Empresas COPEC SA	155,840	1,657,551
Empresas Hites SA	46,731	18,930
Empresas Iansa SA	1,776,092	69,372
Empresas La Polar SA (I)	100,593	2,997
Enersis SA, ADR	379,515	6,007,722
Gasco SA	112,531	879,793
Inversiones Aguas Metropolitanas SA	215,464	327,209
Latam Airlines Group SA (I)	93,894	671,411
Latam Airlines Group SA, ADR (I)(L)	14,808	104,248
Masisa SA	4,218,275	128,675
PAZ Corp., SA	126,971	72,518
Ripley Corp. SA	552,472	229,053
Salfacorp SA	138,015	92,826
Sigdo Koppers SA	25,124	37,120
Sociedad Matriz SAAM SA	1,923,287	153,548
Socovesa SA	315,706	58,680
Tech Pack SA (I)	92,995	35,886
Vina Concha y Toro SA	31,425	54,834

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Vina San Pedro Tarapaca SA	14,156,867	$110,721
		16,400,324
China - 10.9%
361 Degrees International, Ltd.	327,000	107,914
Agile Property Holdings, Ltd. (L)	963,000	647,053
Agricultural Bank of China, Ltd., H Shares	2,936,000	1,577,261
Air China, Ltd., H Shares	442,000	503,659
Aluminum Corp. of China, Ltd., H Shares (I)	352,000	176,049
Angang Steel Company, Ltd., H Shares	440,000	302,959
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	92,000	21,001
Asia Cement China Holdings Corp.	265,500	131,100
AVIC International Holdings, Ltd., H Shares	152,000	137,651
Bank of China, Ltd., H Shares	26,188,694	16,995,974
Bank of Communications Company, Ltd.,
H Shares	2,699,876	2,810,244
Baoye Group Company, Ltd., H Shares	170,000	130,229
BBMG Corp., H Shares	367,500	371,606
Beijing Capital International Airport
Company, Ltd., H Shares	760,000	875,077
Beijing Capital Land, Ltd., H Shares	610,000	468,229
Beijing North Star Company, H Shares	440,000	212,675
BYD Electronic International Company, Ltd. (I)	293,000	396,203
Central China Real Estate, Ltd.	397,732	112,840
Chigo Holding, Ltd. (I)	1,728,000	44,769
China Aoyuan Property Group, Ltd.	733,000	160,474
China Automation Group, Ltd. (I)	185,000	30,565
China CITIC Bank Corp., Ltd., H Shares (I)	1,600,775	1,274,541
China Coal Energy Company, Ltd., H Shares	1,460,000	870,645
China Communications Construction
Company, Ltd., H Shares	906,555	1,353,639
China Communications Services Corp., Ltd.,
H Shares	787,200	397,541
China Construction Bank Corp., H Shares	8,025,000	7,320,052
China Dongxiang Group Company	1,777,000	469,309
China Dredging Environment
Protection Holdings, Ltd. (I)	116,000	23,488
China Everbright Bank Company, Ltd.,
H Shares	116,000	69,478
China Great Star International, Ltd. (I)(L)	23,679	49,817
China Hongqiao Group, Ltd. (L)	172,500	162,400
China Huiyuan Juice Group, Ltd. (I)	274,500	150,433
China ITS Holdings Company, Ltd. (I)	348,000	57,830
China Merchants Bank Company, Ltd.,
H Shares	943,144	2,739,513
China National Building Material
Company, Ltd., H Shares	1,922,000	1,814,713
China National Materials Company, Ltd.,
H Shares	711,000	230,789
China Petroleum & Chemical Corp., ADR	123,152	10,555,353
China Railway Construction Corp., H Shares	405,665	626,302
China Railway Group, Ltd., H Shares	369,000	397,808
China Rare Earth Holdings, Ltd. (I)	674,000	117,095
China SCE Property Holdings, Ltd. (I)	535,200	127,011
China Shanshui Cement Group, Ltd. (I)(L)	1,166,000	756,921
China Shipping Container Lines Company, Ltd.,
H Shares (I)	556,150	216,939
China Shipping Development Company, Ltd.,
H Shares	428,000	323,522
China Southern Airlines Company, Ltd.,
H Shares	462,000	541,197
China Taifeng Beddings Holdings, Ltd. (I)	204,000	28,423
China Yurun Food Group, Ltd. (I)(L)	706,000	268,642

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China ZhengTong Auto Services Holdings, Ltd.	277,500	$180,446
China Zhongwang Holdings, Ltd. (L)	876,000	449,746
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	102,000	28,200
Chongqing Machinery & Electric
Company, Ltd., H Shares	632,000	132,675
Chongqing Rural Commercial Bank, H Shares	100,000	79,987
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd. (I)	230,000	62,550
CNOOC, Ltd.	1,036,000	1,469,542
CNOOC, Ltd., ADR (L)	2,814	399,363
Comtec Solar Systems Group, Ltd. (I)	364,000	57,208
Country Garden Holdings Company, Ltd.	493,000	216,437
Dalian Port PDA Company, Ltd., H Shares	400,000	180,194
Daphne International Holdings, Ltd.	172,000	43,051
Dongfeng Motor Group Company, Ltd.,
H Shares	212,000	284,013
Dongyue Group, Ltd.	310,000	112,182
Evergrande Real Estate Group, Ltd.	3,703,000	2,206,206
Evergreen International Holdings, Ltd. (I)	122,000	16,201
Fantasia Holdings Group Company, Ltd. (L)	763,500	131,849
Fosun International, Ltd.	142,500	335,108
Fufeng Group, Ltd.	225,200	167,092
GOME Electrical Appliances Holdings, Ltd.	2,937,000	647,221
Greenland Hong Kong Holdings, Ltd. (I)	245,625	190,073
Greentown China Holdings, Ltd.	397,000	506,256
Guangshen Railway Company, Ltd., ADR	29,652	810,686
Guangzhou Automobile Group Company, Ltd.,
H Shares	454,415	420,290
Guangzhou R&F Properties Company, Ltd.,
H Shares (I)	663,600	812,364
Guodian Technology & Environment
Group Corp., Ltd., H Shares (I)	219,000	32,967
Hainan Meilan International Airport
Company, Ltd., H Shares	132,000	149,658
Harbin Electric Company, Ltd., H Shares	382,000	299,250
Hidili Industry
International Development, Ltd. (I)	441,000	43,695
Huishang Bank Corp., Ltd., H Shares	26,000	13,507
Industrial & Commercial Bank of China, Ltd.,
H Shares	12,424,000	9,858,770
Jiangxi Copper Company, Ltd., H Shares	418,000	696,475
Jingwei Textile Machinery Company, Ltd.,
H Shares	16,000	21,030
Kaisa Group Holdings, Ltd. (I)(L)	1,062,000	213,728
KWG Property Holding, Ltd.	725,013	610,020
Leoch International Technology, Ltd.	102,000	13,405
Lianhua Supermarket Holdings Company, Ltd.,
H Shares (I)	114,000	77,925
Lingbao Gold Company, Ltd., H Shares (I)	68,000	17,890
Lonking Holdings, Ltd.	1,112,000	221,949
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	518,000	177,749
Maoye International Holdings, Ltd.	666,000	152,767
Metallurgical Corp. of China, Ltd., H Shares	596,000	258,866
O-Net Communications Group, Ltd. (I)	118,000	39,531
Parkson Retail Group, Ltd.	624,500	130,378
Peak Sport Products Company, Ltd.	395,000	96,255
Powerlong Real Estate Holdings, Ltd.	535,000	118,543
Qunxing Paper Holdings Company, Ltd. (I)	634,371	168,914
Renhe Commercial
Holdings Company, Ltd. (I)(L)	6,306,000	521,599

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sany Heavy Equipment International
Holdings Company, Ltd. (I)(L)	451,000	$124,988
Semiconductor Manufacturing
International Corp., ADR (I)	127,896	691,917
Semiconductor
Manufacturing International Corp. (I)	2,946,000	321,132
Shandong Chenming Paper Holdings, Ltd.,
H Shares	207,000	124,768
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	254,000	111,604
Shanghai Prime Machinery Company, Ltd.,
H Shares	408,000	106,251
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	268,500	14,030
Shui On Land, Ltd.	2,134,961	605,167
Sijia Group Company (I)	93,000	16,437
Sino-Ocean Land Holdings, Ltd.	1,454,973	1,097,177
Sinotrans, Ltd., H Shares	897,000	597,253
Sinotruk Hong Kong, Ltd.	458,500	276,570
SOHO China, Ltd.	1,098,000	714,509
Sunac China Holdings, Ltd.	640,000	699,882
Tiangong International Company, Ltd.	624,000	100,420
Tianneng Power International, Ltd. (I)	372,000	177,373
Tonly Electronics Holdings, Ltd.	2,280	1,971
Travelsky Technology, Ltd., H Shares	168,500	247,866
Weiqiao Textile Company, H Shares	294,000	207,134
West China Cement, Ltd.	1,398,000	270,117
Xiamen International Port Company, Ltd.,
H Shares	642,000	258,808
Xingda International Holdings, Ltd.	554,000	160,673
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	235,000	281,561
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	466,000	92,303
XTEP International Holdings, Ltd.	47,000	17,207
Yanzhou Coal Mining Company, Ltd., H Shares	598,000	467,391
Yuanda China Holdings, Ltd.	830,000	64,222
Yuzhou Properties Company	325,080	83,521
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	493,600	64,959
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	492,200	318,896
		89,346,851
Colombia - 0.4%
Almacenes Exito SA	2,458	21,436
Cementos Argos SA	12,272	43,573
Ecopetrol SA	1,152,282	765,176
Grupo Argos SA	56,485	368,586
Grupo de Inversiones Suramericana SA	105,279	1,496,010
Grupo Nutresa SA	17,757	156,085
		2,850,866
Czech Republic - 0.5%
CEZ AS	100,718	2,338,152
Pegas Nonwovens SA	15,356	518,390
Unipetrol AS (I)	183,036	1,189,349
		4,045,891
Greece - 0.1%
Alpha Bank AE (I)	763,430	202,565
Bank of Greece	1,882	18,204
Ellaktor SA (I)	80,249	135,630
GEK Terna Holding Real
Estate Construction SA (I)	57,356	93,549

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Hellenic Petroleum SA (I)	50,445	$222,368
Intracom Holdings SA (I)	102,565	41,507
Marfin Investment Group Holdings SA (I)	448,897	55,550
Mytilineos Holdings SA (I)	54,223	291,977
Piraeus Bank SA (I)	16,371	5,512
		1,066,862
Hong Kong - 3.5%
AMVIG Holdings, Ltd.	416,000	213,848
Anxin-China Holdings, Ltd. (I)	1,648,000	81,852
Asian Citrus Holdings, Ltd. (I)	499,000	110,630
C C Land Holdings, Ltd.	778,084	189,421
Carrianna Group Holdings Company, Ltd.	182,675	23,316
Chaoda Modern Agriculture Holdings, Ltd. (I)	1,786,474	119,758
China Aerospace International Holdings, Ltd.	1,153,200	270,711
China Agri-Industries Holdings, Ltd. (I)	1,232,300	701,336
China Everbright, Ltd.	252,000	872,630
China Fiber Optic Network
System Group, Ltd. (I)	334,000	113,954
China Glass Holdings, Ltd. (I)	238,000	46,928
China High Precision
Automation Group, Ltd. (I)	18,000	2,879
China High Speed Transmission Equipment
Group Company, Ltd. (I)	567,000	491,210
China Lumena New Materials Corp. (I)(L)	2,036,000	328,321
China Merchants Holdings
International Company, Ltd.	24,000	102,812
China Merchants Land, Ltd.	498,000	121,886
China New Town
Development Company, Ltd. (I)	1,505,165	78,487
China Ocean Resources Company, Ltd. (I)(L)	22,990	77,858
China Oil and Gas Group, Ltd. (I)	200,000	18,813
China Overseas Grand Oceans Group, Ltd.	64,000	32,386
China Precious Metal Resources
Holdings Company, Ltd. (I)(L)	1,726,000	153,433
China Properties Group, Ltd. (I)	300,000	85,112
China Resources Cement Holdings, Ltd.	212,000	118,163
China Resources Enterprises, Ltd.	66,000	212,579
China South City Holdings, Ltd. (L)	556,000	191,788
China Tianyi Holdings, Ltd. (I)	248,000	40,309
China Travel International Investment
Hong Kong, Ltd.	1,498,000	657,598
China Unicom Hong Kong, Ltd.	1,202,000	1,879,190
China Unicom Hong Kong, Ltd., ADR	151,861	2,384,218
China Vanadium Titano - Magnetite
Mining Company, Ltd. (I)	548,000	48,736
CITIC Resources Holdings, Ltd. (I)	1,264,000	348,736
CITIC, Ltd.	1,039,130	1,863,513
Citychamp Watch & Jewellery Group, Ltd.	716,000	111,572
Clear Media, Ltd.	52,000	61,015
Coastal Greenland, Ltd. (I)	780,000	30,654
Concord New Energy Group, Ltd. (I)	390,000	29,678
COSCO International Holdings, Ltd.	323,625	206,556
COSCO Pacific, Ltd.	977,265	1,324,870
DaChan Food Asia, Ltd. (I)	612,000	71,808
Dah Chong Hong Holdings, Ltd.	432,000	224,360
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,304
Franshion Properties China, Ltd.	2,470,000	881,536
Global Bio-Chem Technology
Group Company, Ltd. (I)	1,234,000	58,951
Glorious Property Holdings, Ltd. (I)	1,541,000	240,537
Golden Meditech Holdings, Ltd.	390,364	72,459
Goldlion Holdings, Ltd.	233,000	105,772
Heng Tai Consumables Group, Ltd. (I)	200,634	3,341

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hengdeli Holdings, Ltd. (L)	968,000	$193,485
HKC Holdings, Ltd. (I)(L)	4,298,149	163,188
Hopson Development Holdings, Ltd. (I)	458,000	461,218
Inspur International, Ltd.	134,000	38,364
Ju Teng International Holdings, Ltd.	528,000	253,985
Kingboard Chemical Holdings, Ltd.	423,130	730,854
Kingboard Laminates Holdings, Ltd.	546,500	259,625
Lai Fung Holdings, Ltd.	5,305,216	126,538
Loudong General Nice Resources
China Holdings, Ltd. (I)	338,400	67,210
MIE Holdings Corp. (I)	644,000	96,260
Min Xin Holdings, Ltd.	46,000	38,764
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	38,573
Minmetals Land, Ltd.	756,000	96,366
Nan Hai Corp., Ltd. (I)	14,550,000	393,628
New World China Land, Ltd.	1,821,200	1,074,153
New World Department Store China, Ltd.	175,000	46,488
Nine Dragons Paper Holdings, Ltd.	955,000	833,059
Poly Property Group Company, Ltd.	1,177,453	568,429
Pou Sheng International Holdings, Ltd. (I)	1,036,000	120,318
Prosperity International Holdings HK, Ltd. (I)	1,320,000	45,978
Qingling Motors Company, Ltd., H Shares	506,000	170,257
Real Nutriceutical Group, Ltd.	469,000	140,170
REXLot Holdings, Ltd.	14,231	808
Rotam Global Agrosciences, Ltd.	7,854	11,048
Samson Holding, Ltd.	529,548	70,340
Shanghai Industrial Holdings, Ltd.	300,000	1,015,743
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	208,676
Shanghai Zendai Property, Ltd. (I)	2,530,000	78,299
Shenzhen International Holdings, Ltd.	586,967	1,023,975
Shenzhen Investment, Ltd.	189,506	92,730
Shimao Property Holdings, Ltd.	232,000	456,691
Shougang Concord International
Enterprises Company, Ltd. (I)	2,728,000	193,455
Shougang Fushan Resources Group, Ltd.	1,242,000	289,664
Silver Grant International, Ltd.	628,000	108,405
SIM Technology Group, Ltd. (I)	201,000	15,014
Sino Oil and Gas Holdings, Ltd. (I)	6,490,000	170,672
Sinofert Holdings, Ltd.	1,042,000	238,735
Sinolink Worldwide Holdings, Ltd. (I)	1,130,000	200,829
Sinotrans Shipping, Ltd.	683,000	167,120
Skyworth Digital Holdings, Ltd.	831,825	740,533
SMI Holdings Group, Ltd.	800,000	110,382
Solargiga Energy Holdings, Ltd. (I)	354,000	15,737
SRE Group, Ltd. (I)	1,798,857	110,360
TCC International Holdings, Ltd.	588,000	177,275
TCL Multimedia Technology Holdings, Ltd.	191,200	129,130
Tian An China Investment, Ltd.	428,000	269,505
Tianjin Port Development Holdings, Ltd.	942,000	223,193
Tomson Group, Ltd.	395,897	104,200
TPV Technology, Ltd.	583,684	122,641
V1 Group, Ltd. (I)	719,400	72,390
Yanchang Petroleum International, Ltd. (I)	2,560,000	103,827
Yuexiu Property Company, Ltd.	4,293,542	934,743
		28,879,854
Hungary - 0.2%
Danubius Hotel and Spa PLC (I)	2,668	75,084
MOL Hungarian Oil and Gas PLC	15,857	811,347
OTP Bank PLC	46,709	923,158
		1,809,589

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India - 10.4%
Aarti Industries, Ltd.	43,056	$229,279
Aban Offshore, Ltd.	15,263	72,098
ABG Shipyard, Ltd. (I)	8,406	24,282
Adani Enterprises, Ltd.	164,157	233,732
Adani Ports and Special Economic Zone, Ltd.	231,838	1,118,757
Adani Power, Ltd. (I)	434,332	198,367
Adani Transmissions, Ltd. (I)	164,157	54,520
Aditya Birla Nuvo, Ltd.	55,261	1,551,265
Allahabad Bank	149,395	202,813
Alok Industries, Ltd. (I)	568,576	57,535
Amtek Auto, Ltd.	126,615	314,826
Anant Raj, Ltd.	54,720	35,767
Andhra Bank	157,154	167,685
Apollo Tyres, Ltd.	210,059	560,051
Arvind, Ltd.	118,136	498,551
Ashok Leyland, Ltd.	722,040	821,728
Atul, Ltd.	3,642	68,314
Bajaj Finance, Ltd.	9,506	813,285
Bajaj Finserv, Ltd.	14,693	351,545
Bajaj Hindusthan, Ltd. (I)	201,805	42,552
Bajaj Holdings and Investment, Ltd.	44,818	1,024,676
Ballarpur Industries, Ltd.	323,068	64,888
Balmer Lawrie & Company, Ltd.	8,925	78,412
Balrampur Chini Mills, Ltd. (I)	166,544	105,845
Bank of Baroda	417,615	954,193
Bank of India	114,231	306,163
Bank of Maharashtra	121,738	68,784
BEML, Ltd.	14,453	274,553
BGR Energy Systems, Ltd.	7,989	13,165
Bharat Heavy Electricals, Ltd.	379,212	1,467,277
Bharti Airtel, Ltd.	324,463	2,137,833
Bhushan Steel, Ltd.	28,607	25,281
Birla Corp., Ltd.	41,435	268,977
Bombay Dyeing &
Manufacturing Company, Ltd.	60,098	68,760
Cairn India, Ltd.	472,184	1,341,496
Canara Bank	85,172	370,081
Castex Technologies, Ltd.	21,314	79,038
Central Bank of India	54,446	87,605
Century Textiles & Industries, Ltd.	34,929	387,842
Chambal Fertilizers & Chemicals, Ltd.	88,262	79,738
City Union Bank, Ltd.	185,947	294,850
Claris Lifesciences, Ltd. (I)	3,599	13,183
Corp. Bank	58,450	46,232
Cox & Kings, Ltd.	28,668	105,513
Crompton Greaves, Ltd.	47,131	119,951
Dalmia Bharat, Ltd.	12,925	119,888
DB Realty, Ltd. (I)	35,138	32,626
DCB Bank, Ltd. (I)	121,079	247,372
DCM Shriram, Ltd.	39,804	69,349
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	60,162
DEN Networks, Ltd. (I)	8,545	18,989
Dena Bank	77,102	53,368
DLF, Ltd.	277,078	504,692
Edelweiss Financial Services, Ltd.	304,550	288,899
EID Parry India, Ltd.	80,296	177,035
EIH, Ltd.	25,377	39,047
Electrosteel Castings, Ltd.	89,970	25,460
Engineers India, Ltd.	9,635	34,404
Eros International Media, Ltd. (I)	10,300	85,133
Escorts, Ltd.	44,637	83,897
Essar Oil, Ltd. (I)	44,458	96,522
Essar Ports, Ltd.	31,778	50,307

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Essel Propack, Ltd.	37,352	$75,919
Federal Bank, Ltd.	701,276	1,626,251
Financial Technologies India, Ltd.	12,955	30,872
Finolex Cables, Ltd.	54,200	210,924
Finolex Industries, Ltd.	23,537	94,823
Firstsource Solutions, Ltd. (I)	137,281	63,914
Fortis Healthcare, Ltd. (I)	83,364	233,553
GAIL India, Ltd.	208,331	1,284,036
Gateway Distriparks, Ltd.	10,919	58,682
Graphite India, Ltd.	67,182	87,570
Grasim Industries, Ltd.	28,107	1,671,819
Gujarat Alkalies & Chemicals, Ltd.	24,028	61,661
Gujarat Fluorochemicals, Ltd.	11,921	118,881
Gujarat Mineral Development Corp., Ltd.	56,366	82,847
Gujarat Narmada Valley Fertilizers
& Chemicals, Ltd.	48,941	45,069
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	114,174
Gujarat State Petronet, Ltd.	109,920	203,845
HCL Infosystems, Ltd. (I)	72,447	38,529
HEG, Ltd.	12,877	40,022
HeidelbergCement India, Ltd. (I)	4,823	5,487
Hexa Tradex, Ltd. (I)	32,971	10,839
Hindalco Industries, Ltd.	711,333	1,246,975
Hinduja Ventures, Ltd.	5,620	33,670
Hindustan Construction Company, Ltd. (I)	182,894	71,274
Hotel Leela Venture, Ltd. (I)	112,448	32,992
Housing Development & Infrastructure, Ltd. (I)	220,761	317,302
HSIL, Ltd.	5,997	32,662
HT Media, Ltd.	10,959	15,821
ICICI Bank, Ltd.	1,453,288	7,052,459
IDBI Bank, Ltd. (I)	267,194	254,332
Idea Cellular, Ltd.	507,223	1,401,149
IDFC, Ltd.	119,156	285,785
IFCI, Ltd.	181,420	72,923
IIFL Holdings, Ltd.	213,160	585,700
IL&FS Transportation Networks, Ltd.	10,458	23,397
Indiabulls Housing Finance, Ltd.	166,834	1,626,869
Indian Bank	70,234	156,895
Indian Hotels Company, Ltd. (I)	275,375	395,596
Indian Overseas Bank (I)	220,666	127,904
Ingersoll-Rand India, Ltd.	11,437	173,885
Intellect Design Arena, Ltd. (I)	46,452	74,892
Jain Irrigation Systems, Ltd.	143,549	151,171
Jaiprakash Associates, Ltd. (I)	637,250	111,386
Jammu & Kashmir Bank, Ltd.	332,066	524,046
Jaypee Infratech, Ltd. (I)	123,242	29,202
JB Chemicals & Pharmaceuticals, Ltd.	20,800	77,327
JBF Industries, Ltd.	8,304	32,996
Jindal Saw, Ltd.	116,150	106,209
Jindal Steel & Power, Ltd.	339,474	456,949
JK Cement, Ltd.	8,306	88,151
JK Lakshmi Cement, Ltd.	13,182	72,209
JM Financial, Ltd.	124,021	85,000
JSW Energy, Ltd.	408,574	629,014
JSW Steel, Ltd.	93,372	1,280,078
Jubilant Life Sciences, Ltd.	30,383	79,563
Kalpataru Power Transmission, Ltd.	20,383	82,507
KEC International, Ltd.	41,793	84,887
Kesoram Industries, Ltd. (I)	57,260	67,421
Kotak Mahindra Bank, Ltd.	11,739	256,803
KPIT Cummins Infosystems, Ltd.	6,937	10,132
KRBL, Ltd.	6,060	15,616
Lakshmi Vilas Bank, Ltd.	30,751	44,278

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Mahanagar Telephone Nigam (I)	22,519	$5,653
Maharashtra Seamless, Ltd.	30,384	92,063
Mahindra & Mahindra, Ltd.	71,464	1,442,676
Mahindra Lifespace Developers, Ltd.	10,600	70,769
MAX India, Ltd.	4,595	34,833
McLeod Russel India, Ltd.	48,101	170,613
Mercator, Ltd.	53,223	15,487
MOIL, Ltd.	3,305	12,745
Mphasis, Ltd.	17,780	114,745
MRF, Ltd.	748	401,217
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	22,993
National Aluminium Company, Ltd.	108,688	68,170
Nava Bharat Ventures, Ltd.	1,614	3,614
NCC, Ltd.	263,914	325,203
NIIT Technologies, Ltd.	11,765	72,361
NIIT, Ltd. (I)	19,897	12,972
Oberoi Realty, Ltd.	12,259	52,023
Omaxe, Ltd.	57,500	120,987
Orient Cement, Ltd.	58,165	156,763
Oriental Bank of Commerce	82,698	216,414
Parsvnath Developers, Ltd. (I)	76,316	26,184
Peninsula Land, Ltd.	39,087	14,132
Petronet LNG, Ltd.	51,469	150,825
Piramal Enterprises, Ltd.	52,252	758,778
Plethico Pharmaceuticals, Ltd. (I)	7,219	3,038
Polaris Financial Technology, Ltd.	46,452	114,757
Polyplex Corp., Ltd.	3,400	9,796
Praj Industries, Ltd.	42,222	62,440
Prism Cement, Ltd. (I)	42,974	73,616
PTC India Financial Services, Ltd.	29,410	20,552
PTC India, Ltd.	233,522	251,685
Punj Lloyd, Ltd. (I)	165,098	63,416
Puravankara Projects, Ltd.	10,348	12,878
Rain Industries, Ltd.	46,818	27,279
RattanIndia Infrastructure, Ltd. (I)	476,680	15,320
Raymond, Ltd.	30,886	224,930
Redington India, Ltd.	37,404	56,488
REI Agro, Ltd. (I)	214,503	2,024
Reliance Communications, Ltd. (I)	345,117	335,306
Reliance Industries, Ltd.	260,778	4,087,284
Reliance Industries, Ltd., GDR (S)	287,121	8,937,613
Reliance Power, Ltd. (I)	578,727	407,261
Rolta India, Ltd.	82,789	130,327
Ruchi Soya Industries, Ltd.	125,412	77,155
Sadbhav Engineering, Ltd.	17,023	77,457
Sesa Sterlite, Ltd.	261,131	709,556
Shipping Corp. of India, Ltd. (I)	104,070	81,660
Shree Renuka Sugars, Ltd. (I)	23,731	3,792
Sintex Industries, Ltd.	97,140	152,227
Sobha Developers, Ltd.	40,327	225,764
SREI Infrastructure Finance, Ltd.	247,892	135,837
SRF, Ltd.	24,910	479,879
State Bank of Bikaner & Jaipur	899	7,576
State Bank of India	956,730	3,946,067
State Bank of India, GDR	510	21,073
Sterlite Technologies, Ltd.	72,209	94,753
Strides Arcolab, Ltd.	7,164	126,150
Sundram Fasteners, Ltd.	12,928	30,808
Syndicate Bank	171,937	264,296
Tata Chemicals, Ltd.	96,921	639,158
Tata Communications, Ltd.	1,529	10,638
Tata Global Beverages, Ltd.	430,885	891,824
Tata Motors, Ltd.	470,893	3,187,401

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Steel, Ltd.	344,558	$1,653,306
Tata Steel, Ltd., GDR	743	3,623
The Great Eastern Shipping Company, Ltd.	79,448	415,908
The India Cements, Ltd. (I)	234,560	345,343
The Karnataka Bank, Ltd.	146,030	331,585
The Karur Vysya Bank, Ltd.	30,968	235,571
The Ramco Cements, Ltd.	36,000	192,558
The South Indian Bank, Ltd.	746,883	277,184
Time Technoplast, Ltd.	4,194	3,379
Tube Investments of India, Ltd.	4,492	24,511
TV18 Broadcast, Ltd. (I)	248,227	143,122
UCO Bank	85,194	70,723
Uflex, Ltd.	10,885	20,705
Union Bank of India, Ltd.	169,587	390,342
Unitech, Ltd. (I)	227,324	28,270
UPL, Ltd.	227,990	1,912,229
Usha Martin, Ltd. (I)	94,784	29,292
Uttam Galva Steels, Ltd. (I)	13,863	7,396
Vardhman Textiles, Ltd.	8,101	86,245
Vedanta, Ltd., ADR	212,366	2,293,553
Videocon Industries, Ltd.	101,586	248,752
Vijaya Bank	83,311	52,294
Voltas, Ltd.	31,368	154,798
Welspun Corp, Ltd.	55,523	98,840
Welspun Enterprises, Ltd. (I)	2,776	22,285
Wipro, Ltd.	91,731	785,206
Wockhardt, Ltd.	7,433	165,226
Yes Bank, Ltd.	82,628	1,094,935
Zensar Technologies, Ltd.	2,138	22,002
Zuari Agro Chemicals, Ltd. (I)	9,200	28,096
		85,114,162
Indonesia - 2.8%
Adaro Energy Tbk PT	16,373,500	930,493
Adhi Karya Persero Tbk PT	130,800	19,758
Agung Podomoro Land Tbk PT	5,405,000	152,553
Alam Sutera Realty Tbk PT	10,411,400	447,344
Aneka Tambang Persero Tbk PT (I)	3,976,100	202,374
Asahimas Flat Glass Tbk PT	65,500	35,185
Bakrie & Brothers Tbk PT (I)	121,836,489	456,915
Bakrie Sumatera Plantations Tbk PT (I)	11,376,500	42,665
Bakrie Telecom Tbk PT (I)	24,850,000	93,193
Bakrieland Development Tbk PT (I)	41,455,500	155,468
Bank Bukopin Tbk PT	4,268,800	211,093
Bank Danamon Indonesia Tbk PT	3,604,694	1,161,338
Bank Mandiri Persero Tbk PT	2,955,620	2,221,829
Bank Negara Indonesia Persero Tbk PT	6,062,581	2,403,585
Bank Pan Indonesia Tbk PT (I)	4,924,397	405,847
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	130,309
Bank Tabungan Negara Persero Tbk PT	3,842,861	342,034
Barito Pacific Tbk PT (I)	1,893,500	34,407
Benakat Petroleum Energy Tbk PT	8,689,500	51,775
Berau Coal Energy Tbk PT (I)	2,215,500	13,626
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	1,105,000	132,521
Budi Starch & Sweetener Tbk PT (I)	1,493,000	9,854
Bumi Serpong Damai Tbk PT	2,505,200	313,076
Central Proteinaprima Tbk PT (I)	1,106,400	4,146
Ciputra Development Tbk PT	13,266,000	1,254,733
Ciputra Property Tbk PT	1,844,000	78,730
Ciputra Surya Tbk PT	896,000	179,231
Clipan Finance Indonesia Tbk PT (I)	1,045,000	27,870
Darma Henwa Tbk PT (I)	21,675,000	81,286

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Delta Dunia Makmur Tbk PT (I)	3,330,800	$19,924
Elnusa Tbk PT	3,143,700	113,848
Energi Mega Persada Tbk PT (I)	39,318,681	164,877
Erajaya Swasembada Tbk PT	1,248,500	55,097
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	6,759
Gajah Tunggal Tbk PT	2,229,300	142,640
Garuda Indonesia Persero Tbk PT (I)	2,909,563	96,972
Global Mediacom Tbk PT	2,232,200	195,484
Gudang Garam Tbk PT	65,800	222,101
Harum Energy Tbk PT	811,700	67,133
Hexindo Adiperkasa Tbk PT	110,000	22,187
Holcim Indonesia Tbk PT	1,143,068	128,447
Indah Kiat Pulp & Paper Corp. Tbk PT	2,423,200	162,613
Indika Energy Tbk PT (I)	1,851,000	43,685
Indo Tambangraya Megah Tbk PT	199,400	191,640
Indofood Sukses Makmur Tbk PT	3,679,000	1,810,343
Intiland Development Tbk PT	4,188,900	178,685
Japfa Comfeed Indonesia Tbk PT (I)	899,770	36,007
Kawasan Industri Jababeka Tbk PT (I)	14,873,529	291,641
Krakatau Steel Persero Tbk PT (I)	658,500	16,826
Lippo Karawaci Tbk PT	17,587,293	1,554,849
Medco Energi Internasional Tbk PT	2,424,800	496,016
MNC Investama Tbk PT	18,575,000	369,421
Modernland Realty Tbk PT	1,877,500	73,811
Multipolar Corp. Tbk PT	4,857,100	227,156
Nusantara Infrastructure Tbk PT (I)	3,748,800	56,177
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	7,546
Pan Brothers Tbk PT	344,000	15,218
Panin Financial Tbk PT (I)	18,717,300	401,007
Paninvest Tbk PT (I)	1,627,000	88,426
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	3,514,500	409,053
Petrosea Tbk PT	210,500	6,985
Ramayana Lestari Sentosa Tbk PT	1,938,400	100,180
Salim Ivomas Pratama Tbk PT	4,190,100	188,521
Sampoerna Agro Tbk PT	703,500	90,358
Semen Baturaja Persero Tbk PT	600,000	13,750
Sentul City Tbk PT	19,986,000	143,335
Sigmagold Inti Perkasa Tbk PT (I)	1,846,000	62,160
Sri Rejeki Isman Tbk PT	426,600	9,691
Surya Semesta Internusa Tbk PT	3,749,600	270,594
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk	1,253,300	175,530
Timah Persero Tbk PT	4,071,460	216,306
Trias Sentosa Tbk PT	2,019,500	40,781
Trimegah Securities Tbk PT (I)	870,700	3,729
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	4,497
Tunas Baru Lampung Tbk PT	1,620,000	63,184
Tunas Ridean Tbk PT	1,928,800	97,643
United Tractors Tbk PT	1,086,200	1,656,589
Vale Indonesia Tbk PT	1,861,600	377,470
Visi Media Asia Tbk PT (I)	823,000	27,782
XL Axiata Tbk PT (I)	456,600	125,939
		22,933,851
Malaysia - 4.3%
Affin Holdings BHD	909,390	650,161
AirAsia BHD	1,186,100	483,933
Alliance Financial Group BHD	283,300	329,322
AMMB Holdings BHD	1,721,562	2,748,558
Ann Joo Resources BHD	252,200	63,291
Benalec Holdings BHD	293,500	44,650
Berjaya Corp. BHD	2,315,900	251,415

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
BIMB Holdings BHD	106,000	$113,425
Boustead Holdings BHD	487,476	536,109
Boustead Plantations BHD	120,100	44,541
Bumi Armada BHD	366,000	110,447
Cahya Mata Sarawak BHD	244,000	333,137
Can-One Bhd	29,200	19,375
CIMB Group Holdings BHD	889,500	1,288,764
DRB-Hicom BHD	1,156,200	486,683
Eastern & Oriental BHD	54,560	24,585
ECM Libra Financial Group BHD (I)	153,261	54,403
Genting BHD	744,300	1,589,621
Genting Malaysia BHD	1,651,900	1,837,566
Glomac BHD	458,300	97,164
Goldis BHD (I)	324,635	191,563
Hap Seng Consolidated BHD	583,520	804,189
Hap Seng Plantations Holdings BHD	577,900	374,814
Hong Leong Financial Group BHD	272,000	1,092,164
Hong Leong Industries BHD	25,000	29,340
Hua Yang BHD	73,066	37,157
Hume Industries BHD	27,000	27,092
Hwang Capital Malaysia BHD	105,200	55,750
IJM Corp. BHD	1,382,430	2,389,336
Inch Kenneth Kajang Rubber	106,800	19,820
Insas BHD	327,869	71,173
Iris Corp. BHD (I)	146,900	9,329
Iskandar Waterfront City BHD (I)	59,700	16,739
JAKS Resources BHD (I)	246,000	47,863
Jaya Tiasa Holdings BHD	299,826	119,837
JCY International BHD	265,600	49,584
K&N Kenanga Holdings BHD	343,945	62,844
Karambunai Corp. BHD (I)	1,978,300	31,388
Keck Seng Malaysia BHD	194,300	270,972
Kian JOO CAN Factory BHD (I)	290,000	242,037
Kim Loong Resources BHD	31,000	22,744
KLCC Property Holdings BHD	151,000	278,395
KNM Group BHD (I)	1,382,400	226,651
KSL Holdings BHD	504,593	231,067
KUB Malaysia BHD (I)	407,600	41,067
Kulim Malaysia BHD	576,200	381,602
Kumpulan Fima BHD	2,300	1,212
Kumpulan Perangsang Selangor BHD	171,000	63,898
Kwantas Corp. Bhd	56,000	25,408
Land & General BHD	163,200	18,568
Landmarks BHD (I)	306,300	93,243
LBS Bina Group BHD	167,000	70,813
Lion Industries Corp. BHD (I)	652,800	60,325
Magnum BHD	141,800	99,565
Mah Sing Group BHD	301,600	131,842
Malayan Banking BHD	265,100	641,914
Malayan Flour Mills BHD	132,300	47,652
Malaysia Airports Holdings BHD	99,658	163,861
Malaysian Bulk Carriers BHD	194,100	52,456
Malaysian Pacific Industries BHD	64,375	113,552
Malaysian Resources Corp. BHD	1,062,000	331,731
MBM Resources BHD	78,650	72,496
Media Prima BHD	123,300	47,724
Mega First Corp. BHD	145,900	87,322
MISC BHD	757,400	1,549,386
MK Land Holdings BHD	632,500	63,624
MKH BHD	75,100	42,420
MMC Corp. BHD	1,096,200	728,901
MNRB Holdings BHD	10,000	10,162
Mudajaya Group BHD	191,200	69,429

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Mulpha International BHD (I)	2,292,100	$218,594
Naim Holdings BHD	116,600	69,422
Oriental Holdings BHD	444,520	831,303
OSK Holdings BHD	575,598	323,161
Panasonic Manufacturing Malaysia BHD	36,300	221,113
Pantech Group Holdings BHD	52,500	9,158
Parkson Holdings BHD (I)	199,875	82,023
Perdana Petroleum BHD	51,820	20,851
PJ Development Holdings BHD	258,900	102,126
PPB Group BHD	477,800	1,912,506
Press Metal BHD	151,400	104,153
Protasco BHD	172,400	83,085
RHB Capital BHD	181,056	353,590
Rimbunan Sawit BHD (I)	321,800	43,448
Salcon BHD	432,400	88,766
Sapurakencana Petroleum BHD	1,131,900	706,992
Scomi Group BHD (I)	1,328,400	73,806
Selangor Dredging BHD	288,500	73,300
Selangor Properties BHD	105,000	143,238
Shangri-La Hotels Malaysia BHD	96,000	164,083
Shell Refining Company Federation of
Malaya BHD (I)	152,500	195,545
SHL Consolidated BHD	96,700	84,502
SP Setia BHD	162,427	133,382
Star Media Group BHD	37,400	24,493
Sunway BHD	868,696	791,506
Sunway Construction Group BHD (I)	101,699	43,127
Supermax Corp. BHD	54,000	29,615
Suria Capital Holdings BHD	220,000	135,776
Symphony Life BHD	166,552	36,191
TA Ann Holdings BHD	322,290	324,962
TA Enterprise BHD	1,436,100	258,683
TA Global BHD	1,233,900	102,978
Tan Chong Motor Holdings BHD	42,500	33,241
Tanjung Offshore BHD (I)	222,400	27,076
TDM BHD	840,200	152,354
TH Plantations BHD	6,680	2,758
Time dotCom BHD	312,700	560,078
Tiong NAM Logistics Holdings	48,800	15,109
Tropicana Corp. BHD (I)	311,700	83,413
UEM Edgenta BHD	94,000	85,876
UEM Sunrise BHD	346,600	89,517
UMW Oil and Gas Corp. BHD	111,500	50,507
Unisem M BHD	535,980	330,672
United Malacca BHD	97,800	162,671
UOA Development BHD	299,600	166,868
VS Industry BHD	150,370	183,754
Wah Seong Corp. BHD	107,456	39,277
WCT Holdings BHD	620,781	233,379
Wing Tai Malaysia BHD	122,700	50,419
WTK Holdings BHD	299,800	83,315
YNH Property BHD	503,012	253,264
YTL Corp. BHD	4,987,840	2,048,147
YTL Land & Development Bhd (I)	52,700	10,335
		35,266,679
Malta - 0.0%
Tiso Blackstar Group SE	19,972	21,932
Mexico - 5.7%
Alfa SAB de CV, Class A	1,293,804	2,479,362
Alpek SA de CV	142,911	208,672
Arca Continental SAB de CV	81,650	463,692
Axtel SAB de CV (I)	982,700	304,485

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Bio Pappel SAB de CV (I)	41,929	$54,687
Cemex SAB de CV, ADR (I)	731,961	6,704,763
Cia Minera Autlan SAB de CV, Series B (I)	72,500	56,736
Coca-Cola Femsa SAB de CV, ADR (L)	8,504	675,643
Coca-Cola Femsa SAB de CV, Series L	77,518	616,001
Consorcio ARA SAB de CV (I)	816,700	313,326
Controladora Comercial Mexicana SAB de CV	310,338	972,429
Corp. Actinver SAB de CV (I)	19,397	19,351
Corporacion GEO SAB de CV, Series B (I)	793,874	20
Desarrolladora Homex SAB de CV (I)	91,100	3,184
Empresas ICA SAB de CV, ADR (I)(L)	165,566	518,222
Fomento Economico Mexicano SAB de CV	13,507	120,345
Fomento Economico Mexicano SAB
de CV, ADR	5,203	463,535
Gruma SAB de CV, ADR	4,897	252,244
Grupo Aeromexico SAB de CV (I)	93,581	149,384
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	46,530	228,661
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	50,547	3,461,964
Grupo Aeroportuario del Sureste SAB
de CV, ADR	4,856	688,921
Grupo Carso SAB de CV, Series A1	507,570	2,115,211
Grupo Cementos de Chihuahua SAB de CV	35,500	101,638
Grupo Comercial Chedraui SA de CV (L)	155,267	441,277
Grupo Elektra SAB de CV	18,224	400,041
Grupo Famsa SAB de CV, Class A (I)	275,333	178,329
Grupo Financiero Banorte SAB de CV, Series O	1,646,277	9,051,774
Grupo Financiero Inbursa SAB de CV, Series O	484,940	1,099,928
Grupo Financiero Interacciones SA de CV	43,839	267,064
Grupo Financiero Santander Mexico SAB
de CV, Class B	759,105	1,401,573
Grupo Herdez SAB de CV	38,371	97,725
Grupo Industrial Maseca SAB
de CV, Series B (L)	53,900	71,947
Grupo Industrial Saltillo SAB de CV	94,000	188,150
Grupo KUO SAB de CV, Series B	164,000	258,769
Grupo Mexico SAB de CV, Series B	1,783,257	5,365,371
Grupo Sanborns SAB de CV	128,075	192,876
Grupo Simec SAB de CV, Series B (I)	113,198	332,014
Industrias Bachoco SAB de CV, ADR	2,653	143,554
Industrias Bachoco SAB de CV, Series B	28,347	127,149
Industrias CH SAB de CV, Series B (I)	177,991	672,668
Industrias Penoles SAB de CV	28,736	470,142
Maxcom Telecomunicaciones SAB de CV (I)	42,100	4,661
Mexichem SAB de CV (L)	374,502	1,081,749
Minera Frisco SAB de CV, Class A1 (I)	42,325	31,345
OHL Mexico SAB de CV (I)	575,989	747,586
Organizacion Cultiba SAB de CV	18,915	23,587
Organizacion Soriana SAB de CV, Series B	1,364,591	3,048,245
Qualitas Controladora SAB de CV (I)	123,817	204,898
TV Azteca SA de CV (L)	500,687	120,413
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	66,126
Vitro SAB de CV (I)	7,784	23,415
		47,084,852
Philippines - 1.4%
Alliance Global Group, Inc.	903,600	434,986
Atlas Consolidated Mining & Development (I)	348,700	50,882
BDO Unibank, Inc.	364,290	874,993
Cebu Air, Inc.	57,110	107,606
Century Properties Group, Inc.	1,726,673	31,403
Cosco Capital, Inc.	293,300	50,707
Empire East Land Holdings, Inc. (I)	2,990,000	58,326

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Filinvest Development Corp.	211,875	$21,230
Filinvest Land, Inc.	15,295,500	630,512
First Philippine Holdings Corp.	378,530	681,697
JG Summit Holdings, Inc.	770,690	1,225,589
Lopez Holdings Corp.	2,984,500	469,867
LT Group, Inc.	534,100	164,861
Megaworld Corp.	10,402,800	1,096,911
Metropolitan Bank & Trust Company	239,618	499,449
Pepsi-Cola Products Philippines, Inc.	130,000	14,089
Petron Corp.	369,500	72,488
Philippine National Bank (I)	416,530	636,531
Philtown Properties, Inc. (I)	3,844	131
Rizal Commercial Banking Corp.	602,800	537,032
Robinsons Land Corp.	2,456,600	1,595,978
San Miguel Corp.	687,930	907,644
San Miguel Pure Foods Company, Inc.	7,670	29,307
Top Frontier Investment Holdings, Inc. (I)	74,514	134,787
Trans-Asia Oil & Energy Development Corp.	1,023,000	48,773
Travellers International Hotel Group, Inc.	247,100	28,437
Union Bank of Philippines, Inc.	354,090	470,920
Vista Land & Lifescapes, Inc.	5,803,000	817,109
		11,692,245
Poland - 2.2%
Agora SA (I)	63,903	202,799
Asseco Poland SA	65,833	1,012,923
Bank Millennium SA (I)	236,982	412,746
Bioton SA (I)	45,462	75,711
Ciech SA (I)	28,497	439,487
ComArch SA	1,802	64,219
Enea SA	115,475	489,682
Farmacol SA (I)	10,695	147,775
Firma Oponiarska Debica SA	5,100	105,618
Getin Holding SA (I)(L)	169,278	74,654
Grupa Azoty SA (I)	12,877	282,801
Grupa Kety SA	13,851	1,109,325
Grupa Lotos SA (I)	86,938	692,701
Hawe SA (I)	38,497	16,084
Impexmetal SA (I)	98,393	77,068
Jastrzebska Spolka Weglowa SA (I)	10,210	32,207
KGHM Polska Miedz SA	91,148	2,581,802
Kopex SA	39,387	77,196
LC Corp. SA (I)	155,767	77,040
MCI Management SA (I)(L)	32,259	103,121
Netia SA	309,487	453,902
Orbis SA	37,960	540,560
PGE Polska Grupa Energetyczna SA	728,146	3,570,876
Polnord SA (I)	19,758	45,355
Polski Koncern Miesny Duda SA (I)	2,666	4,737
Polski Koncern Naftowy Orlen SA	219,318	4,307,656
Sygnity SA (I)	6,918	19,725
Tauron Polska Energia SA	944,969	1,100,308
Vistula Group SA (I)	20,238	10,803
		18,128,881
Russia - 2.5%
Gazprom OAO, ADR	3,128,293	16,298,837
Lukoil OAO, ADR	71,485	3,149,610
Magnitogorsk Iron & Steel Works OJSC, GDR	98,730	332,842
RusHydro JSC, ADR	667,063	660,398
VTB Bank OSJC, GDR	21,612	59,055
		20,500,742

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa - 9.0%
Adcorp Holdings, Ltd.	64,690	$172,874
Aeci, Ltd.	55,858	523,195
African Bank Investments, Ltd. (I)	690,372	17,591
African Rainbow Minerals, Ltd. (L)	107,152	728,786
Allied Electronics Corp., Ltd.	62,999	65,762
Anglo American Platinum, Ltd. (I)	17,076	385,044
AngloGold Ashanti, Ltd., ADR (I)	430,478	3,852,778
ArcelorMittal South Africa, Ltd. (I)	138,452	137,949
Astral Foods, Ltd.	2,792	36,851
Aveng, Ltd. (I)	442,348	209,930
Barclays Africa Group, Ltd.	337,639	5,075,803
Barloworld, Ltd.	258,439	2,050,875
Blue Label Telecoms, Ltd.	263,306	175,283
Business Connexion Group, Ltd.	100,096	52,629
Caxton & CTP Publishers & Printers, Ltd.	158,729	244,015
Clover Industries, Ltd.	61,156	88,346
Consolidated Infrastructure Group, Ltd. (I)	11,072	28,960
DataTec, Ltd.	259,679	1,377,130
DRDGOLD, Ltd. (L)	348,805	67,122
Eqstra Holdings, Ltd. (I)	216,889	47,116
Exxaro Resources, Ltd. (L)	83,396	596,195
Gold Fields, Ltd., ADR	784,509	2,533,964
Grindrod, Ltd.	529,374	585,360
Group Five, Ltd.	94,236	220,587
Harmony Gold Mining Company, Ltd., ADR (I)	319,915	428,686
Hudaco Industries, Ltd.	16,112	172,184
Hulamin, Ltd.	112,965	56,529
Iliad Africa, Ltd.	124,370	86,457
Illovo Sugar, Ltd. (I)	33,020	40,052
Impala Platinum Holdings, Ltd. (I)	361,816	1,614,533
Imperial Holdings, Ltd.	62,475	951,340
Investec, Ltd.	204,830	1,842,774
JD Group, Ltd. (I)	228,843	639,542
KAP Industrial Holdings, Ltd.	146,538	73,865
Lewis Group, Ltd. (L)	97,828	794,193
Liberty Holdings, Ltd.	126,115	1,506,416
Merafe Resources, Ltd.	2,077,434	138,140
Metair Investments, Ltd.	50,105	150,183
MMI Holdings, Ltd.	958,249	2,375,825
Mondi, Ltd.	84,204	1,845,750
Mpact, Ltd.	137,231	485,819
Murray & Roberts Holdings, Ltd.	221,422	233,939
Nedbank Group, Ltd.	173,000	3,435,370
Northam Platinum, Ltd. (I)	179,486	593,922
Nu-World Holdings, Ltd.	19,436	35,964
Omnia Holdings, Ltd.	42,258	627,531
Peregrine Holdings, Ltd.	96,580	244,740
Petmin, Ltd.	203,836	25,289
PSG Group, Ltd.	25,135	422,843
Raubex Group, Ltd.	77,675	129,507
RCL Foods, Ltd.	17,560	24,880
Reunert, Ltd.	25,410	138,544
Royal Bafokeng Platinum, Ltd. (I)	27,825	106,216
Sappi, Ltd. (I)	331,201	1,173,660
Sappi, Ltd., ADR (I)	156,861	557,641
Sasol, Ltd.	238,185	8,819,926
Sasol, Ltd., ADR	63,922	2,368,949
Sibanye Gold, Ltd., ADR	176,508	1,138,477
Standard Bank Group, Ltd.	757,875	9,973,173
Stefanutti Stocks Holdings, Ltd. (I)	60,065	32,341
Steinhoff International Holdings, Ltd.	1,237,682	7,832,946
Super Group, Ltd. (I)	216,023	560,559
Telkom SA SOC, Ltd., ADR (I)	3,000	63,180

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Telkom SA, Ltd. (I)	257,345	$1,356,132
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	75,607	812,350
Trencor, Ltd.	100,698	530,080
Value Group, Ltd.	175,961	52,870
Wilson Bayly Holmes-Ovcon, Ltd.	6,542	53,235
Zeder Investments, Ltd.	224,532	151,856
		73,972,553
South Korea - 14.8%
ALUKO Company, Ltd. (I)	2,200	15,814
Asia Cement Company, Ltd.	148	16,984
ASIA Holdings Company, Ltd.	1,241	163,921
Asia Paper Manufacturing Company, Ltd.	1,600	37,237
AUK Corp. (I)	19,670	38,091
BNK Financial Group, Inc.	69,997	889,926
Bookook Securities Company, Ltd.	4,950	78,979
BYC Company, Ltd.	240	80,574
CammSys Corp. (I)	15,682	28,295
Chosun Refractories Company, Ltd.	1,708	170,485
Cosmochemical Company, Ltd. (I)	3,570	20,191
Dae Dong Industrial Company, Ltd.	9,000	98,853
Dae Han Flour Mills Company, Ltd.	1,112	224,199
Daechang Company, Ltd. (I)(L)	43,270	32,992
Daeduck Electronics Company	6,800	45,157
Daeduck GDS Company, Ltd.	12,540	109,436
Daegu Department Store	8,430	117,452
Daehan Steel Company, Ltd.	9,250	69,915
Daekyo Company, Ltd.	29,086	194,943
Daelim Industrial Company, Ltd.	16,627	1,220,535
Daesang Holdings Company, Ltd.	321	7,421
Daesung Holdings Company, Ltd.	4,160	50,274
Daewoo Securities Company, Ltd.	62,611	853,493
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (L)	40,069	476,381
Dahaam E-Tec Company, Ltd. (I)	2,630	42,440
Daishin Securities Company, Ltd.	40,379	420,740
Daou Technology, Inc.	26,120	647,663
Dasan Networks, Inc. (I)	7,253	44,947
DGB Financial Group, Inc.	146,896	1,538,390
Dong Ah Tire & Rubber Company, Ltd.	8,677	177,707
Dong-Il Corp.	689	51,531
Dongbang Transport Logistics Company, Ltd.	5,500	11,459
Dongbu Insurance Company, Ltd.	461	23,312
Dongbu Securities Company, Ltd.	32,430	159,676
Dongbu Steel Company, Ltd. (I)(L)	5,926	20,344
Dongil Industries Company, Ltd.	1,340	89,343
Dongkook Industrial Company, Ltd. (I)	3,600	8,064
Dongkuk Steel Mill Company, Ltd. (I)(L)	57,069	269,307
Dongwha Pharmaceutical Company, Ltd.	16,190	131,530
Dongyang E&P, Inc.	676	7,325
Doosan Corp.	5,073	495,436
Doosan Engineering &
Construction Company, Ltd.	3,141	23,430
Doosan Heavy Industries and
Construction Company, Ltd.	20,139	432,707
Doosan Infracore Company, Ltd. (I)	68,568	601,262
DRB Holding Company, Ltd.	5,506	70,070
DY Corp.	2,242	12,645
DY Power Corp. (I)	1,200	11,126
E-Mart Company, Ltd.	2,807	581,067
Eugene Investment &
Securities Company, Ltd. (I)(L)	70,280	220,424
Fursys, Inc.	792	22,334

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Gaon Cable Company, Ltd.	2,934	$59,815
Global & Yuasa Battery Company, Ltd.	1,523	52,179
GS Engineering & Construction Corp. (I)(L)	33,032	791,343
GS Holdings Corp.	30,293	1,347,981
Gwangju Shinsegae Company, Ltd.	695	199,363
Halla Corp. (I)	14,352	63,170
Halla Holdings Corp.	537	24,947
Han Kuk Carbon Company, Ltd.	6,020	37,453
Hana Financial Group, Inc.	150,351	3,909,972
Handok, Inc.	121	4,178
Handsome Company, Ltd.	2,848	91,052
Hanil Cement Company, Ltd.	3,120	474,966
Hanjin Heavy Industries &
Construction Company, Ltd. (I)(L)	59,212	258,445
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	12,823	95,408
Hanjin Kal Corp. (L)	21,040	516,133
Hanjin Transportation Company, Ltd.	8,059	349,297
Hankuk Glass Industries, Inc.	1,970	50,262
Hankuk Paper Manufacturing Company, Ltd.	3,920	122,523
Hansol Holdings Company, Ltd. (I)	25,129	199,948
Hansol Paper Company, Ltd. (I)	15,339	285,728
Hanwha Chemical Corp.	75,170	1,258,068
Hanwha Corp.	38,140	1,612,395
Hanwha Investment &
Securities Company, Ltd.	58,320	288,414
Hanwha Life Insurance Company, Ltd.	101,142	719,137
Hanyang Securities Company, Ltd.	10,199	77,418
Hitejinro Holdings Company, Ltd.	7,640	97,862
HMC Investment Securities Company, Ltd.	13,280	133,665
HS R&A Company, Ltd.	2,470	75,702
Humax Company, Ltd.	5,496	86,413
Husteel Company, Ltd.	382	7,585
Hwa Shin Company, Ltd.	3,135	16,561
Hwacheon Machine Tool Company, Ltd.	940	58,561
HwaSung Industrial Company, Ltd.	4,800	113,580
Hyosung Corp.	15,487	1,994,223
Hyundai BNG Steel Company, Ltd.	5,400	56,507
Hyundai Department Store Company, Ltd.	1,268	166,886
Hyundai Development Company	20,199	1,196,593
Hyundai Engineering &
Construction Company, Ltd.	5,310	195,075
Hyundai Heavy Industries Company, Ltd. (I)(L)	20,807	2,065,377
Hyundai Hy Communications &
Networks Company, Ltd.	2,830	11,143
Hyundai Mobis Company, Ltd.	2,383	452,407
Hyundai Motor Company	62,808	7,646,026
Hyundai Securities Company, Ltd.	38,840	314,997
Hyundai Steel Company	44,241	2,684,024
Iljin Electric Company, Ltd.	2,300	12,812
Ilshin Spinning Company, Ltd.	867	162,836
Ilsung Pharmaceutical Company, Ltd.	1,375	171,119
Industrial Bank of Korea	132,240	1,710,713
Interflex Company, Ltd. (I)	965	10,192
INTOPS Company, Ltd.	2,551	40,308
Inzi Controls Company, Ltd.	6,050	27,981
ISU Chemical Company, Ltd.	7,460	75,829
Jahwa Electronics Company, Ltd.	4,238	43,271
JB Financial Group Company, Ltd.	68,876	409,148
Jeil Pharmaceutical Company	2,525	93,978
Jeil Savings Bank (I)	1,820	49
KB Capital Company, Ltd.	1,069	21,676
KB Financial Group, Inc., ADR	283,520	9,319,302

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KCC Corp.	463	$203,733
Keyang Electric Machinery Company, Ltd.	13,000	54,921
KG Chemical Corp.	5,600	104,565
Kia Motors Corp.	59,384	2,409,207
KISCO Corp.	3,841	172,202
KISCO Holdings Company, Ltd.	778	52,304
Kishin Corp.	1,549	12,234
KISWIRE, Ltd.	6,555	331,943
Kolon Corp.	1,959	130,929
Kolon Industries, Inc.	7,361	426,409
Korea Airport Service Company, Ltd.	432	13,200
Korea Cast Iron Pipe Industries Company, Ltd.	3,002	45,737
Korea Circuit Company, Ltd.	3,910	34,607
Korea Electric Terminal Company, Ltd.	3,658	302,840
Korea Flange Company, Ltd.	4,810	63,997
Korea Investment Holdings Company, Ltd.	19,739	1,124,476
Korean Petrochemical Industrial Company, Ltd.	1,350	233,040
Korean Reinsurance Company, Ltd.	34,840	384,072
Kortek Corp.	4,437	61,209
KPX Chemical Company, Ltd.	933	48,482
KTB Investment & Securities Company, Ltd. (I)	43,598	132,651
Kukdo Chemical Company, Ltd.	1,414	87,509
Kumho Electric Company, Ltd. (I)	2,785	46,649
Kunsul Chemical Industrial Company, Ltd.	1,970	95,410
Kwangju Bank (I)	18,290	125,397
Kyeryong Construction
Industrial Company, Ltd. (I)	4,909	55,228
Kyobo Securities Company	12,618	130,308
Kyung-In Synthetic Corp.	4,040	16,624
Kyungbang, Ltd.	695	154,429
LF Corp.	4,523	122,692
LG Corp.	43,996	2,433,965
LG Display Company, Ltd., ADR (L)	324,809	3,764,536
LG Electronics, Inc.	80,675	3,410,951
LG International Corp.	8,887	309,441
LG Uplus Corp.	20,694	182,810
LIG Insurance Company, Ltd.	5,073	131,070
Lotte Chemical Corp.	2,707	700,335
Lotte Chilsung Beverage Company, Ltd.	411	977,748
Lotte Confectionery Company, Ltd.	411	715,312
Lotte Shopping Company, Ltd.	7,838	1,645,974
LS Corp.	3,534	137,479
Melfas, Inc. (I)	5,286	18,554
Meritz Securities Company, Ltd. (L)	70,746	451,601
Mi Chang Oil Industrial Company, Ltd.	905	62,290
Mirae Asset Securities Company, Ltd.	19,463	878,563
MK Electron Company, Ltd.	3,591	29,574
MNTech Company, Ltd. (I)	3,764	25,873
Moorim P&P Company, Ltd.	25,097	117,257
Moorim Paper Company, Ltd. (I)	13,820	47,820
Motonic Corp.	4,725	45,258
Namyang Dairy Products Company, Ltd.	519	324,269
Nexen Corp.	1,289	101,039
NH Investment & Securities Company, Ltd.	62,300	679,087
Nong Shim Holdings Company, Ltd.	1,745	203,243
OCI Company, Ltd. (L)	2,347	189,094
PaperCorea, Inc. (I)(L)	70,940	51,088
Poonglim Industrial Company, Ltd. (I)	189	373
Poongsan Corp.	5,680	131,872
Poongsan Holdings Corp.	4,024	157,201
POSCO	33,218	6,651,561
POSCO Coated & Color
Steel Company, Ltd. (I)	2,418	40,787

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
POSCO, ADR	58,804	$2,886,688
S&T Dynamics Company, Ltd.	21,500	246,349
S&T Holdings Company, Ltd.	7,906	197,875
S&T Motiv Company, Ltd.	5,310	316,169
S-Oil Corp.	2,794	168,866
Sam Young Electronics Company, Ltd.	10,510	136,648
Samho Development Company, Ltd.	3,660	11,276
Samsung Electro-Mechanics Company, Ltd.	2,333	106,713
Samsung Heavy Industries Company, Ltd.	6,175	94,165
Samsung Life Insurance Company, Ltd.	10,758	1,036,552
Samsung SDI Company, Ltd.	14,723	1,460,227
Samsung Securities Company, Ltd.	3,732	182,240
Samyang Genex Company, Ltd.	779	145,152
Samyang Holdings Corp.	3,922	818,466
Samyang Tongsang Company, Ltd.	1,188	119,339
SAVEZONE I&C Corp.	16,880	94,289
SBS Media Holdings Company, Ltd.	16,606	59,751
SeAH Besteel Corp.	2,011	78,346
SeAH Holdings Corp.	1,027	177,401
SeAH Steel Corp.	2,835	175,116
Sebang Company, Ltd.	9,334	166,556
Seohee Construction Company, Ltd. (I)(L)	40,163	55,448
Sewon Precision Industry Company, Ltd. (I)	547	12,305
SG Corp. (I)(L)	84,000	52,896
Shinhan Financial Group Company, Ltd., ADR	340,061	12,602,661
Shinsegae Company, Ltd.	3,309	793,802
Shinsegae Information &
Communication Company, Ltd.	801	136,419
Shinsung Solar Energy Company, Ltd. (I)(L)	30,622	32,464
Shinsung Tongsang Company, Ltd. (I)	24,560	38,322
Shinwon Corp. (I)	27,180	56,104
Shinyoung Securities Company, Ltd.	5,296	268,331
Silla Company, Ltd.	5,066	91,470
Sindoh Company, Ltd.	3,959	227,695
SK Chemicals Company, Ltd. (L)	4,747	316,312
SK Gas Company, Ltd.	2,926	240,298
SK Holdings Company, Ltd.	23,923	4,240,342
SK Innovation Company, Ltd. (I)	36,518	3,981,520
SK Networks Company, Ltd.	22,807	183,421
SK Securities Company, Ltd. (I)	172,255	217,844
SKC Company, Ltd.	4,564	150,250
Songwon Industrial Company, Ltd.	6,230	63,240
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	295,737
STX Engine Company, Ltd. (I)	100	806
Sungshin Cement Company, Ltd. (I)	15,480	231,527
Tae Kyung Industrial Company, Ltd.	10,000	59,929
Taekwang Industrial Company, Ltd.	444	540,304
Taewoong Company, Ltd. (I)	1,493	21,985
Taeyoung Engineering &
Construction Company, Ltd. (I)	36,493	191,041
Tailim Packaging Industrial Company, Ltd.	30,000	97,295
TCC Steel	6,008	13,098
TK Chemical Corp. (I)	7,585	14,842
Tong Yang Moolsan Company, Ltd.	1,510	12,247
TS Corp.	4,360	110,876
Ubiquoss, Inc.	2,215	34,136
Uju Electronics Company, Ltd.	1,757	20,773
Unid Company, Ltd.	1,621	98,298
Wiscom Company, Ltd.	3,760	18,192
Woojeon & Handan Company, Ltd. (I)	5,380	8,199
Woori Bank	156,980	1,376,830
Woori Bank, ADR	83	2,187
YESCO Company, Ltd.	1,950	64,636

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Yoosung Enterprise Company, Ltd.	6,386	$26,068
Youlchon Chemical Company, Ltd.	10,072	111,267
Young Poong Corp.	143	186,220
Yuanta Securities Korea Company, Ltd. (I)	62,869	323,886
YuHwa Securities Company, Ltd.	3,410	45,517
		121,656,076
Taiwan - 14.8%
Ability Enterprise Company, Ltd.	175,000	94,222
Accton Technology Corp.	455,722	217,001
Acer, Inc. (I)	1,609,452	779,254
ACES Electronic Company, Ltd.	29,000	22,038
Achem Technology Corp.	128,173	71,657
Action Electronics Company, Ltd. (I)	190,923	31,209
Advanced Connectek, Inc. (I)	52,000	12,228
Advanced International
Multitech Company, Ltd.	11,000	7,743
AGV Products Corp. (I)	449,100	106,380
AimCore Technology Company, Ltd.	26,990	16,582
Alpha Networks, Inc.	245,000	151,262
Altek Corp. (I)	204,104	186,603
AmTRAN Technology Company, Ltd.	327,185	185,601
APCB, Inc.	92,000	50,698
Apex Science & Engineering	41,800	17,299
Ardentec Corp.	76,937	65,406
Asia Cement Corp.	1,382,805	1,635,249
Asia Optical Company, Inc. (I)	183,000	203,145
Asia Polymer Corp.	93,400	54,787
Asia Vital Components Company, Ltd.	148,328	130,513
AU Optronics Corp., ADR	861,425	3,841,956
Audix Corp.	64,960	80,749
Avermedia Technologies, Inc. (I)	163,000	56,712
Avision, Inc. (I)	154,751	39,400
Bank of Kaohsiung	357,249	107,761
BES Engineering Corp.	1,185,700	317,096
Biostar Microtech International Corp.	67,000	18,035
Bright Led Electronics Corp.	97,000	42,363
Cameo Communications, Inc.	164,944	26,628
Capital Securities Corp.	1,013,069	328,037
Carnival Industrial Corp.	205,000	47,160
Cathay Chemical Works	67,000	36,879
Cathay Real Estate
Development Company, Ltd.	809,000	446,867
Central Reinsurance Company, Ltd.	225,290	116,514
ChainQui Construction
Development Company, Ltd.	75,000	60,029
Champion Building Materials Company, Ltd.	120,132	29,737
Chang Hwa Commercial Bank	2,773,519	1,590,729
Charoen Pokphand Enterprise	154,350	130,070
Cheng Loong Corp.	1,078,320	428,370
Cheng Uei Precision Industry Company, Ltd.	303,629	524,244
Chia Chang Company, Ltd.	50,000	36,865
Chia Hsin Cement Corp.	551,773	215,396
Chien Kuo Construction Company, Ltd.	172,785	60,791
Chien Shing Stainless Steel Company (I)	199,000	26,533
Chin-Poon Industrial Company, Ltd.	194,571	296,402
China Airlines, Ltd. (I)	1,214,910	517,545
China Chemical &
Pharmaceutical Company, Ltd.	196,000	122,663
China Development Financial Holdings Corp.	7,210,208	2,732,043
China Electric Manufacturing Corp. (I)	93,000	27,421
China General Plastics Corp.	231,688	82,235
China Glaze Company, Ltd.	98,000	39,386
China Life Insurance Company, Ltd.	434,500	444,587

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Manmade Fibers Corp. (I)	921,000	$284,139
China Metal Products Company, Ltd.	138,513	123,720
China Motor Corp.	391,125	304,858
China Petrochemical Development Corp. (I)	886,550	274,927
China Steel Corp.	3,264,180	2,607,630
China Steel Structure Company, Ltd.	50,000	37,390
China Synthetic Rubber Corp.	136,965	143,614
China Wire & Cable Company, Ltd. (I)	128,000	48,084
Chinese Maritime Transport, Ltd.	29,000	27,668
Chun Yu Works & Company, Ltd.	161,000	75,941
Chun Yuan Steel	634,874	216,069
Chung Hsin Electric &
Machinery Manufacturing Corp.	255,500	147,433
Chung Hung Steel Corp. (I)	235,625	38,697
Chung Hwa Pulp Corp. (I)	383,610	115,842
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	179,467
CMC Magnetics Corp. (I)	2,408,000	285,525
CoAsia Microelectronics Corp. (I)	40,950	20,900
Collins Company, Ltd.	109,626	51,319
Compal Electronics, Inc.	3,598,000	2,736,794
Compeq Manufacturing Company	844,000	499,045
Concord Securities Corp. (I)	135,000	31,411
Continental Holdings Corp.	576,050	186,623
Coretronic Corp.	421,500	513,897
Coxon Precise Industrial Company, Ltd.	59,000	130,533
CSBC Corp. Taiwan	147,100	71,291
CTBC Financial Holding Company, Ltd.	223,000	175,650
D-Link Corp.	397,630	166,234
DA CIN Construction Company, Ltd.	62,000	38,293
Darfon Electronics Corp.	220,850	119,787
Darwin Precisions Corp.	323,099	160,754
Delpha Construction Company, Ltd. (I)	104,261	63,577
Dynamic Electronics Company, Ltd. (I)	159,762	51,770
E Ink Holdings, Inc. (I)	150,000	68,633
E.Sun Financial Holding Company, Ltd.	4,475,594	2,987,007
Eastern Media International Corp.	333,608	68,160
Edimax Technology Company, Ltd.	53,404	17,650
Edison Opto Corp. (I)	62,000	45,354
Elite Material Company	113,000	220,032
Elitegroup Computer Systems Company, Ltd.	367,104	373,935
ENG Electric Company, Ltd.	46,000	27,289
EnTie Commercial Bank	53,000	23,604
Episil Holdings, Inc. (I)	70,000	21,552
Epistar Corp.	647,312	865,143
Etron Technology, Inc. (I)	26,000	15,179
Eva Airways Corp. (I)	650,511	444,184
Everest Textile Company, Ltd.	230,000	136,064
Evergreen International Storage
& Transport Corp.	353,600	175,272
Evergreen Marine Corp Taiwan, Ltd. (I)	1,543,291	801,189
Excelsior Medical Company, Ltd.	70,200	108,512
Far Eastern Department Stores Company, Ltd.	342,720	213,939
Far Eastern International Bank	1,930,220	678,805
Far Eastern New Century Corp.	688,480	729,279
Farglory F T Z Investment
Holding Company, Ltd. (I)	45,000	22,603
Farglory Land Development Company, Ltd.	110,530	115,517
Federal Corp.	500,528	253,010
First Copper Technology Company, Ltd.	292,000	82,237
First Financial Holding Company, Ltd.	4,789,619	2,933,957
First Insurance Company, Ltd.	193,475	92,183
First Steamship Company, Ltd.	249,104	103,319

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Formosa Advanced
Technologies Company, Ltd.	24,000	$16,865
Formosa Chemicals & Fibre Corp.	109,000	262,185
Formosa Oilseed Processing	75,578	51,915
Formosa Taffeta Company, Ltd.	625,000	663,284
Formosan Rubber Group, Inc.	272,000	256,036
Formosan Union Chemical	280,940	121,549
Fortune Electric Company, Ltd.	35,000	17,628
Founding Construction &
Development Company, Ltd.	98,443	63,665
Foxconn Technology Company, Ltd.	129,200	468,769
Foxlink Image Technology Company, Ltd.	67,000	43,605
Froch Enterprise Company, Ltd. (I)	41,000	14,981
FSP Technology, Inc.	72,229	43,560
Fubon Financial Holding Company, Ltd.	3,462,417	6,881,161
Fullerton Technology Company, Ltd.	86,460	75,070
Fulltech Fiber Glass Corp.	149,616	53,774
Fwusow Industry Company, Ltd.	179,216	86,517
G Shank Enterprise Company, Ltd.	40,535	28,930
G Tech Optoelectronics Corp. (I)	60,000	32,434
Gallant Precision Machining Company, Ltd.	66,000	27,443
Gemtek Technology Corp.	199,697	138,092
Genesis Photonics, Inc. (I)	160,240	54,254
Getac Technology Corp.	392,000	306,705
Giantplus Technology Company, Ltd. (I)	30,000	8,029
Giga Solution Tech Company, Ltd.	19,000	13,239
Gigabyte Technology Company, Ltd.	250,000	253,506
Gintech Energy Corp. (I)	258,349	167,860
Global Brands Manufacture, Ltd. (I)	171,806	44,156
Global Lighting Technologies, Inc.	23,000	29,736
Globe Union Industrial Corp.	96,750	41,372
Gloria Material Technology Corp.	283,350	192,137
Gold Circuit Electronics, Ltd. (I)	442,204	181,119
Goldsun Development &
Construction Company, Ltd.	1,387,714	446,841
Grand Pacific Petrochemical Corp.	783,000	500,944
Great Wall Enterprise Company, Ltd.	88,400	62,322
Green Energy Technology, Inc. (I)	221,194	107,464
GTM Corp. (I)	133,000	58,601
Hannstar Board Corp.	128,759	43,809
HannStar Display Corp.	2,630,842	456,077
Harvatek Corp.	131,521	58,827
Hey Song Corp.	177,000	208,734
Ho Tung Chemical Corp. (I)	708,229	183,568
Hocheng Corp.	283,500	81,148
Holy Stone Enterprise Company, Ltd.	118,300	162,206
Hon Hai Precision Industry Company, Ltd.	382,000	1,200,391
Hong TAI Electric Industrial	234,000	74,686
Horizon Securities Company, Ltd.	223,000	53,763
Hsin Kuang Steel Company, Ltd.	224,085	124,185
Hsing TA Cement Company, Ltd.	215,000	84,978
HTC Corp. (I)	52,000	121,101
Hua Eng Wire & Cable Company, Ltd. (I)	720,000	208,899
Hua Nan Financial Holdings Company, Ltd.	2,797,498	1,609,246
Huang Hsiang Construction Company	35,000	44,423
Hung Ching Development &
Construction Company, Ltd.	173,000	106,557
Hung Poo Real Estate Development Corp.	123,000	96,088
Hung Sheng Construction Company, Ltd. (I)	428,200	258,130
I-Chiun Precision Industry Company, Ltd.	98,000	41,287
Ichia Technologies, Inc.	248,180	203,135
Infortrend Technology, Inc.	118,000	56,198
Innolux Corp.	6,278,561	3,271,218

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Inventec Corp.	284,000	$196,500
ITE Technology, Inc.	7,913	8,485
J Touch Corp. (I)	37,000	14,516
Janfusun Fancyworld Corp. (I)	15,071	1,987
Jess-Link Products Company, Ltd.	57,000	75,975
Jih Sun Financial Holdings Company, Ltd.	92,333	25,274
K Laser Technology, Inc.	82,214	37,856
Kang Na Hsiung Enterprise Company, Ltd.	105,000	44,939
Kaulin Manufacturing Company, Ltd.	148,710	92,315
Kenmec Mechanical
Engineering Company, Ltd.	44,000	18,184
King Yuan Electronics Company, Ltd.	1,141,796	997,311
King’s Town Bank	421,000	365,479
King’s Town Construction Company, Ltd. (I)	15,000	12,249
Kinko Optical Company, Ltd.	36,000	19,356
Kinpo Electronics, Inc. (I)	1,157,269	429,402
KS Terminals, Inc.	37,000	45,493
Kuoyang Construction Company, Ltd.	52,335	23,426
Kwong Fong Industries	239,040	124,340
KYE System Corp.	222,382	75,264
L&K Engineering Company, Ltd.	74,000	48,798
LAN FA Textile	188,863	82,600
LCY Chemical Corp.	19,000	12,033
Leader Electronics, Inc.	51,000	16,933
Lealea Enterprise Company, Ltd.	627,124	206,351
LEE CHI Enterprises Company, Ltd.	118,000	49,352
Leofoo Development Company, Ltd. (I)	125,969	48,149
LES Enphants Company, Ltd. (I)	64,000	29,667
Lextar Electronics Corp.	44,000	28,582
Li Peng Enterprise Company, Ltd. (I)	468,600	153,426
Lien Hwa Industrial Corp.	538,414	377,930
Lingsen Precision Industries, Ltd.	372,481	129,146
Lite-On Semiconductor Corp.	171,693	133,866
Lite-On Technology Corp.	1,783,344	2,092,277
Long Chen Paper Company, Ltd.	533,307	219,435
Lotes Company, Ltd.	32,000	104,616
Lucky Cement Corp.	274,000	94,113
Macronix International (I)	3,485,001	674,216
Marketech International Corp.	82,000	63,764
Masterlink Securities Corp.	716,496	233,326
Mayer Steel Pipe Corp.	288,379	126,989
Mega Financial Holding Company, Ltd.	5,806,098	5,229,723
Meiloon Industrial Company, Ltd.	107,684	41,680
Mercuries & Associates, Ltd.	56,000	32,411
Mercuries Life Insurance Company, Ltd. (I)	41,164	24,013
Micro-Star International Company, Ltd.	747,264	755,418
Mitac Holdings Corp.	446,978	479,755
Mosel Vitelic, Inc. (I)	286,758	29,167
Nan Ya Printed Circuit Board Corp. (I)	87,000	114,611
Nantex Industry Company, Ltd.	33,852	30,403
Nien Hsing Textile Company, Ltd.	310,000	269,829
Nishoku Technology, Inc.	6,000	8,472
Optimax Technology Corp. (I)	103,000	37,079
OptoTech Corp.	305,000	116,664
P-Two Industries, Inc. (I)	14,000	4,900
Pacific Construction Company, Ltd.	89,289	49,508
Pan Jit International, Inc. (I)	249,000	90,033
Pan-International Industrial Corp.	32,481	15,521
Paragon Technologies Company, Ltd.	28,904	49,615
Pegatron Corp.	1,024,660	2,998,099
Phihong Technology Company, Ltd.	152,000	54,924
Plotech Company, Ltd.	30,000	9,610
Pou Chen Corp.	341,348	486,931

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Powercom Company, Ltd. (I)	48,600	$5,368
Powertech Technology, Inc.	519,000	1,123,030
President Securities Corp.	564,285	286,163
Prime Electronics Satellitics, Inc.	50,000	14,829
Prince Housing & Development Corp.	275,555	104,102
Prodisc Technology, Inc. (I)	762,000	0
Qisda Corp. (I)	1,550,280	602,475
Qualipoly Chemical Corp.	21,000	17,882
Quanta Storage, Inc.	131,000	122,352
Quintain Steel Company, Ltd. (I)	361,602	58,060
Radium Life Tech Company, Ltd. (I)	406,211	178,324
Ralec Electronic Corp.	41,335	78,749
Rexon Industrial Corp., Ltd.	63,456	19,823
Rich Development Company, Ltd.	131,000	50,071
Ritek Corp. (I)	2,487,029	263,619
Ruentex Development Company, Ltd.	104,000	164,400
Ruentex Industries, Ltd.	203,000	464,765
Sampo Corp.	525,338	228,070
Sheng Yu Steel Company, Ltd.	169,000	110,701
ShenMao Technology, Inc.	13,000	10,988
Shih Wei Navigation Company, Ltd.	54,039	27,750
Shihlin Electric & Engineering Corp.	41,000	51,028
Shin Kong Financial Holding Company, Ltd.	5,375,680	1,640,942
Shin Zu Shing Company, Ltd.	51,000	154,643
Shinkong Insurance Company, Ltd.	142,000	104,019
Shinkong Synthetic Fibers Corp.	1,428,239	462,699
Shuttle, Inc.	112,000	34,109
Sigurd Microelectronics Corp.	341,293	308,499
Silicon Integrated Systems Corp. (I)	440,000	90,537
Singatron Enterprise Company, Ltd. (I)	17,000	6,358
Sino-American Silicon Products, Inc. (I)	300,000	378,788
Sinon Corp.	299,650	150,137
SinoPac Financial Holdings Company, Ltd.	6,270,016	2,773,278
Siward Crystal Technology Company, Ltd.	64,213	40,027
Solar Applied Materials Technology Company	38,000	28,416
Solartech Energy Corp. (I)	149,624	87,512
Solomon Technology Corp.	82,421	44,898
Solytech Enterprise Corp. (I)	72,000	13,005
Southeast Cement Company, Ltd.	204,000	99,731
Spirox Corp.	101,068	58,093
Sunplus Technology Company, Ltd. (I)	409,000	224,606
Sunrex Technology Corp.	71,000	36,118
Supreme Electronics Company, Ltd.	217,292	104,950
Sweeten Construction Company, Ltd.	38,586	22,248
TA Chen Stainless Pipe	565,788	291,155
Ta Chong Bank, Ltd. (I)	1,844,611	642,579
Ta Chong Securities Company, Ltd.	51,000	17,468
Ta Ya Electric Wire & Cable Company, Ltd.	650,436	116,622
TA-I Technology Company, Ltd.	75,823	34,379
Tah Hsin Industrial Company, Ltd.	152,300	121,539
Taichung Commercial Bank	1,734,591	595,943
Tainan Enterprises Company, Ltd.	136,250	130,249
Tainan Spinning Company, Ltd.	1,044,197	534,747
Taishin Financial Holdings Company, Ltd.	7,680,400	3,199,880
Taisun Enterprise Company, Ltd. (I)	73,032	28,404
Taita Chemical Company, Ltd. (I)	140,028	37,185
Taiwan Business Bank (I)	2,925,081	901,430
Taiwan Cement Corp.	2,096,983	2,647,472
Taiwan Cogeneration Corp.	296,434	257,538
Taiwan Cooperative Financial
Holding Company, Ltd.	5,446,741	2,850,144
Taiwan Fertilizer Company, Ltd.	352,000	582,012
Taiwan Fire & Marine Insurance Company	6,000	4,406

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan FU Hsing Industrial Company, Ltd.	45,000	$55,687
Taiwan Glass Industry Corp.	142,000	68,323
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	6,140
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	486,511	189,469
Taiwan Mask Corp. (I)	366,150	108,321
Taiwan Navigation Company, Ltd.	49,000	27,478
Taiwan PCB Techvest Company, Ltd.	78,000	109,376
Taiwan Pulp & Paper Corp. (I)	324,640	110,932
Taiwan Semiconductor Company, Ltd.	11,000	10,658
Taiwan Surface Mounting
Technology Company, Ltd.	24,024	28,119
Taiwan TEA Corp.	546,000	277,812
Taiwan Union Technology Corp.	65,000	53,697
Taiyen Biotech Company, Ltd.	132,137	101,513
Tatung Company, Ltd. (I)	2,155,200	481,925
Teco Electric & Machinery Company, Ltd.	1,593,000	1,236,640
Tex-Ray Industrial Company, Ltd.	91,800	40,323
The Ambassador Hotel	54,000	47,404
Tong Yang Industry Company, Ltd.	192,627	203,759
Tong-Tai Machine & Tool Company, Ltd.	120,185	98,512
Topoint Technology Company, Ltd.	70,212	58,653
TPK Holding Company, Ltd.	29,000	167,963
Transasia Airways Corp.	48,000	13,381
Tripod Technology Corp.	15,000	26,743
Tung Ho Steel Enterprise Corp.	266,000	194,367
TYC Brother Industrial Company, Ltd. (I)	131,511	82,485
Tycoons Group Enterprise Company, Ltd. (I)	367,768	56,471
Tyntek Corp. (I)	157,361	76,958
Unimicron Technology Corp.	1,112,000	571,618
Union Bank of Taiwan (I)	895,127	303,160
Unitech Computer Company, Ltd.	120,039	70,571
Unitech Printed Circuit Board Corp.	551,975	220,175
United Integrated Services Company, Ltd.	64,000	69,188
United Microelectronics Corp.	9,846,794	4,158,747
Universal Cement Corp.	384,090	335,585
Unizyx Holding Corp.	377,000	155,782
UPC Technology Corp.	651,156	219,566
USI Corp.	154,000	64,836
Ve Wong Corp.	93,993	70,027
Wafer Works Corp. (I)	296,887	111,929
Wah Hong Industrial Corp.	7,988	5,657
Wah Lee Industrial Corp.	76,000	130,400
Walsin Lihwa Corp. (I)	2,105,000	525,529
Walsin Technology Corp. (I)	533,044	217,139
Walton Advanced Engineering, Inc.	229,584	63,227
Wan Hai Lines, Ltd.	149,050	118,357
Waterland Financial Holding Company, Ltd.	2,026,399	570,045
Ways Technical Corp., Ltd. (I)	17,000	8,307
Wei Mon Industry Company, Ltd. (I)	211,815	40,868
Well Shin Technology Company, Ltd.	30,000	42,655
Winbond Electronics Corp. (I)	2,316,000	605,341
Wintek Corp. (I)	543,000	32,206
Wistron Corp.	1,965,052	1,489,631
WT Microelectronics Company, Ltd.	92,202	138,918
WUS Printed Circuit Company, Ltd.	277,000	258,701
Yageo Corp.	582,022	912,681
Yang Ming Marine Transport Corp. (I)	786,500	275,496
YC Company, Ltd.	188,587	76,734
YC INOX Company, Ltd.	58,000	43,611
YFY, Inc.	1,269,202	465,077
Yi Jinn Industrial Company, Ltd.	188,904	83,876

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yieh Phui Enterprise Company, Ltd.	967,870	$273,415
Young Fast Optoelectronics Company, Ltd. (I)	103,000	44,669
Yuanta Financial Holdings Company, Ltd.	4,944,297	2,674,102
Yufo Electronics Company, Ltd.	12,000	7,309
Yulon Motor Company, Ltd.	653,000	757,579
Zenitron Corp.	150,000	92,107
Zig Sheng Industrial Company, Ltd.	352,908	164,160
Zinwell Corp.	112,000	120,159
ZongTai Real Estate
Development Company, Ltd. (I)	51,000	29,918
		121,880,739
Thailand - 3.3%
A.J. Plast PCL (I)	117,500	27,135
AAPICO Hitech PCL	144,720	59,987
AP Thailand PCL	1,184,370	252,475
Asia Plus Group Holdings Securities PCL	74,100	9,302
Bangkok Bank PCL (L)	188,000	988,729
Bangkok Bank PCL	30,100	158,762
Bangkok Expressway PCL	454,800	531,883
Bangkok Insurance PCL	4,550	49,709
Bangkokland PCL	1,486,800	69,552
Banpu PCL (L)	1,053,600	795,452
Cal-Comp Electronics Thailand PCL	2,044,398	209,430
Charoen Pokphand Foods PCL	777,000	552,116
Eastern Water Resources Development &
Management PCL	143,600	49,744
Esso Thailand PCL (I)	1,389,900	261,310
G J Steel PCL (I)	5,871,775	52,154
G Steel PCL (I)	789,540	9,117
Hana Microelectronics PCL	328,800	394,262
Indorama Ventures PCL	129,300	106,233
IRPC PCL	5,208,900	690,911
KGI Securities Thailand PCL	566,200	58,002
Kiatnakin Bank PCL	416,000	434,161
Krung Thai Bank PCL	2,764,100	1,399,420
Krungthai Card PCL	3,700	10,763
MBK PCL	418,000	194,301
MCOT PCL	42,500	16,106
Padaeng Industry PCL	46,900	22,773
Polyplex PCL	266,900	79,022
Pranda Jewelry PCL	214,300	35,848
Precious Shipping PCL (L)	483,900	128,943
Property Perfect PCL	1,534,900	45,899
PTT Exploration & Production PCL	751,700	2,425,880
PTT Global Chemical PCL	1,078,300	2,210,841
PTT PCL	868,700	9,233,418
Regional Container Lines PCL	365,100	104,853
Saha-Union PCL	162,900	183,275
Sahaviriya Steel Industries PCL (I)	9,648,400	51,419
Sansiri PCL	3,683,466	195,213
SC Asset Corp. PCL	1,706,696	164,730
Siam Future Development PCL	190,891	33,063
Siamgas & Petrochemicals PCL	121,600	39,603
Somboon Advance Technology PCL	68,200	37,759
Sri Trang Agro-Industry PCL	518,700	196,573
Srithai Superware PCL	283,000	20,780
Tata Steel Thailand PCL (I)	5,227,800	120,729
Thai Airways International PCL (I)	952,800	369,548
Thai Carbon Black PCL (I)	44,000	31,917
Thai Oil PCL	546,500	889,920
Thai Stanley Electric PCL	700	4,207
Thanachart Capital PCL	719,500	708,306
The Bangchak Petroleum PCL	468,300	485,278

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thitikorn PCL	59,000	$17,119
Thoresen Thai Agencies PCL (L)	923,157	352,585
TMB Bank PCL	9,443,800	654,276
TPI Polene PCL	6,714,900	612,334
Vanachai Group PCL	757,520	253,437
Vinythai PCL	276,900	82,802
		27,173,366
Turkey - 1.7%
Adana Cimento Sanayii TAS, Class A	60,198	148,250
Akbank TAS	569,283	1,645,559
Akenerji Elektrik Uretim AS (I)(L)	150,806	51,758
Akfen Holding AS	42,353	110,568
Aksa Akrilik Kimya Sanayi AS	94,493	386,278
Alarko Holding AS (L)	68,458	92,487
Albaraka Turk Katilim Bankasi AS	47,374	25,802
Anadolu Anonim Tuerk Sigorta Sirketi	299,765	157,707
Anadolu Cam Sanayii AS (I)	133,951	99,580
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,445	94,205
Asya Katilim Bankasi AS (I)	304,999	105,835
Aygaz AS (L)	78,512	294,256
Baticim Bati Anadolu Cimento Sanayii AS	16,440	41,702
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	30,364	72,108
Deva Holding AS (I)(L)	47,695	75,326
Dogan Sirketler Grubu Holdings AS (I)	783,433	175,435
Eczacibasi Yatirim Holding Ortakligi AS	27,948	103,485
EGE Seramik Sanayi ve Ticaret AS	19,278	25,319
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	218,212	230,152
Global Yatirim Holding AS (I)	140,194	93,100
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	4,297
GSD Holding AS (I)(L)	418,949	242,213
Hurriyet Gazetecilik AS (I)	163,848	39,738
Ihlas Holding AS (I)(L)	481,506	41,306
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	52,948	57,048
Is Finansal Kiralama AS	114,727	34,213
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A	6,361	4,954
KOC Holdings AS	170,038	786,303
Menderes Tekstil Sanayi ve Ticaret AS (I)	13,113	2,789
Metro Ticari ve Mali Yatirimlar Holding AS (I)	200,802	59,059
Parsan Makina Parcalari Sanayi AS (I)	2,627	4,469
Pinar Entegre Et ve Un Sanayi AS	11,937	43,226
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	66,112	76,372
Sasa Polyester Sanayi AS (I)	105,156	98,070
Sekerbank TAS (I)	570,496	349,068
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	46,560
Soda Sanayii AS	102,067	221,641
Tekfen Holding AS	49,092	83,678
Tekstil Bankasi AS (I)(L)	84,007	65,203
Trakya Cam Sanayi AS (L)	295,627	308,853
Turcas Petrol AS	56,959	36,108
Turk Hava Yollari (I)	222,759	731,205
Turkiye Garanti Bankasi AS	166,298	518,659
Turkiye Halk Bankasi AS	187,883	865,504
Turkiye Is Bankasi, Class C	1,028,262	2,162,375
Turkiye Sinai Kalkinma Bankasi AS	888,149	562,349
Turkiye Sise ve Cam Fabrikalari AS	472,071	635,734
Turkiye Vakiflar Bankasi Tao, Class D	579,514	931,209
Uzel Makina Sanayii AS (I)	22,930	0

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS	397,319	$583,757
		13,624,872
Ukraine - 0.0%
Kernel Holding SA	25,996	261,094
TOTAL COMMON STOCKS (Cost $828,917,950)		$791,132,191
PREFERRED SECURITIES - 2.0%
Brazil - 1.9%
Banco ABC Brasil SA	76,205	286,771
Banco Daycoval SA	88,000	261,812
Banco do Estado do Rio Grande do Sul SA,
B Shares	54,300	155,612
Banco Industrial e Comercial SA (I)	155,800	388,360
Banco Pan SA	21,392	10,802
Banco Pine SA	38,200	61,310
Banco Sofisa SA	25,700	19,177
Braskem SA, A Shares	135,522	593,680
Cia Ferro Ligas da Bahia - Ferbasa	98,024	254,747
Eucatex SA Industria e Comercio	45,078	47,121
Gerdau SA	201,057	484,358
Itau Unibanco Holding SA	24,500	269,657
Marcopolo SA	213,600	159,388
Parana Banco SA	21,400	67,109
Petroleo Brasileiro SA (I)	658,968	2,693,861
Randon Participacoes SA	16,300	16,881
Suzano Papel e Celulose SA, A Shares	229,200	1,219,314
Unipar Carbocloro SA	76,710	122,870
Usinas Siderurgicas de Minas Gerais SA,
A Shares	283,685	375,923
Vale SA	1,571,977	7,877,328
		15,366,081
Chile - 0.0%
Coca-Cola Embonor SA, B Shares	7,854	13,148
Colombia - 0.1%
Grupo Argos SA	3,055	19,255
Grupo de Inversiones Suramericana SA	48,323	675,168
		694,423
Panama - 0.0%
Avianca Holdings SA (I)	51,359	66,042
TOTAL PREFERRED SECURITIES (Cost $34,018,802)		$16,139,694
RIGHTS - 0.0%
TCC International Holdings, Ltd. (I)(N)	294,000	5,234
TOTAL RIGHTS (Cost $0)		$5,234
WARRANTS - 0.0%
Ju Teng International Holdings, Ltd. (I)(N)	66,000	4,044
KNM Group BHD (I)(N)	115,200	4,885
Thoresen Thai Agencies PCL (I)(N)	37,308	2,474
TOTAL WARRANTS (Cost $0)		$11,403

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,299,321	$23,005,168
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,005,146)		$23,005,168

SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
BlackRock Cash Funds - Prime, 0.1300% (Y)	5,760,245	5,760,245
TOTAL SHORT-TERM INVESTMENTS (Cost $5,760,245)		$5,760,245
Total Investments (Emerging Markets Value Trust)
(Cost $891,702,143) - 101.7%		$836,053,935
Other assets and liabilities, net - (1.7%)		(13,591,795)
TOTAL NET ASSETS - 100.0%		$822,462,140

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.0%
Consumer discretionary - 13.0%
Auto components - 0.7%
Johnson Controls, Inc.	274,500	$13,595,985
Automobiles - 1.1%
Ford Motor Company	686,300	10,301,363
General Motors Company	323,198	10,772,189
		21,073,552
Distributors - 0.7%
Genuine Parts Company	134,200	12,014,926
Hotels, restaurants and leisure - 2.2%
Carnival Corp.	345,000	17,039,550
Las Vegas Sands Corp.	220,600	11,596,942
McDonald’s Corp.	117,200	11,142,204
		39,778,696
Leisure products - 1.1%
Mattel, Inc.	755,375	19,405,584
Media - 4.3%
Cablevision Systems Corp., Class A (L)	450,000	10,773,000
Comcast Corp., Class A	179,000	10,765,060
News Corp., Class A (I)	419,300	6,117,587
The New York Times Company, Class A	454,000	6,197,100
The Walt Disney Company	115,400	13,171,756
Time Warner, Inc.	309,100	27,018,431
Viacom, Inc., Class B	91,400	5,908,096
		79,951,030
Multiline retail - 1.8%
Kohl’s Corp.	291,700	18,263,337
Macy’s, Inc.	234,300	15,808,221
		34,071,558
Specialty retail - 0.8%
Staples, Inc.	967,200	14,807,832
Textiles, apparel and luxury goods - 0.3%
Coach, Inc.	137,700	4,765,797
		239,464,960

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 4.6%
Beverages - 0.9%
PepsiCo, Inc.	171,300	$15,989,142
Food products - 2.7%
Archer-Daniels-Midland Company	434,300	20,941,946
Campbell Soup Company	216,500	10,316,225
ConAgra Foods, Inc.	64,600	2,824,312
Kellogg Company	91,300	5,724,510
McCormick & Company, Inc.	110,200	8,920,690
		48,727,683
Household products - 0.8%
The Clorox Company	148,900	15,488,578
Personal products - 0.2%
Avon Products, Inc. (L)	700,900	4,387,634
		84,593,037
Energy - 11.4%
Energy equipment and services - 0.7%
Diamond Offshore Drilling, Inc. (L)	254,500	6,568,645
Schlumberger, Ltd.	65,700	5,662,683
		12,231,328
Oil, gas and consumable fuels - 10.7%
Anadarko Petroleum Corp.	149,700	11,685,582
Apache Corp.	480,400	27,685,452
BP PLC, ADR (L)	228,275	9,121,869
Canadian Natural Resources, Ltd.	203,600	5,529,776
Chevron Corp.	339,400	32,741,918
ConocoPhillips	118,600	7,283,226
CONSOL Energy, Inc.	415,900	9,041,666
Exxon Mobil Corp.	366,400	30,484,480
Hess Corp.	364,300	24,364,384
Murphy Oil Corp.	73,600	3,059,552
Occidental Petroleum Corp.	186,600	14,511,882
Royal Dutch Shell PLC, ADR, Class A	403,800	23,020,638
		198,530,425
		210,761,753
Financials - 21.4%
Banks - 12.8%
Bank of America Corp.	2,038,493	34,695,151
JPMorgan Chase & Co.	860,075	58,278,682
Regions Financial Corp.	721,400	7,473,704
SunTrust Banks, Inc.	522,700	22,486,554
The PNC Financial Services Group, Inc.	343,200	32,827,080
U.S. Bancorp	823,100	35,722,540
Wells Fargo & Company	794,100	44,660,184
		236,143,895
Capital markets - 1.3%
Northern Trust Corp.	308,900	23,618,494
The Bank of New York Mellon Corp.	13,524	567,602
		24,186,096
Consumer finance - 1.0%
American Express Company	232,600	18,077,672
Insurance - 4.6%
Loews Corp.	407,100	15,677,421
Marsh & McLennan Companies, Inc.	499,000	28,293,300
MetLife, Inc.	330,500	18,504,695
Sun Life Financial, Inc.	225,000	7,515,000
The Chubb Corp.	88,600	8,429,404

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Group Holdings PLC	123,300	$5,782,770
		84,202,590
Real estate investment trusts - 1.7%
Digital Realty Trust, Inc.	152,200	10,148,696
Rayonier, Inc.	267,900	6,844,845
Weyerhaeuser Company	475,500	14,978,250
		31,971,791
		394,582,044
Health care - 6.6%
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Company	399,125	26,557,778
GlaxoSmithKline PLC	425,125	8,839,171
Johnson & Johnson	318,000	30,992,280
Merck & Company, Inc.	454,750	25,888,918
Pfizer, Inc.	874,235	29,313,100
		121,591,247
		121,591,247
Industrials - 13.8%
Aerospace and defense - 2.3%
Honeywell International, Inc.	181,900	18,548,343
The Boeing Company	175,300	24,317,616
		42,865,959
Air freight and logistics - 1.1%
United Parcel Service, Inc., Class B	215,000	20,835,650
Building products - 1.1%
Masco Corp.	495,700	13,220,319
USG Corp. (I)	267,000	7,419,930
		20,640,249
Commercial services and supplies - 0.1%
Tyco International PLC	33,900	1,304,472
Electrical equipment - 1.6%
Eaton Corp. PLC	149,504	10,090,025
Emerson Electric Company	349,000	19,345,070
		29,435,095
Industrial conglomerates - 3.1%
General Electric Company	2,164,500	57,510,765
Machinery - 4.5%
Deere & Company	172,300	16,721,715
Flowserve Corp.	134,100	7,061,706
Illinois Tool Works, Inc.	259,700	23,837,863
Joy Global, Inc.	215,900	7,815,580
Stanley Black & Decker, Inc.	144,300	15,186,132
Xylem, Inc.	325,448	12,064,357
		82,687,353
		255,279,543
Information technology - 10.8%
Communications equipment - 3.2%
Cisco Systems, Inc.	705,100	19,362,046
Harris Corp.	264,900	20,373,459
QUALCOMM, Inc.	308,900	19,346,407
		59,081,912
Electronic equipment, instruments and components - 0.9%
Corning, Inc.	815,500	16,089,815
IT services - 1.7%
Computer Sciences Corp.	106,824	7,011,927

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
IBM Corp.	102,300	$16,640,118
The Western Union Company	413,000	8,396,290
		32,048,335
Semiconductors and semiconductor equipment - 2.7%
Analog Devices, Inc.	249,500	16,014,158
Applied Materials, Inc.	864,400	16,613,768
Texas Instruments, Inc.	314,800	16,215,348
		48,843,274
Software - 1.3%
CA, Inc.	201,300	5,896,077
Microsoft Corp.	425,325	18,778,099
		24,674,176
Technology hardware, storage and peripherals - 1.0%
Dell, Inc. (I)	1,271,400	19,251,273
		199,988,785
Materials - 5.2%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	192,000	12,278,400
Potash Corp. of Saskatchewan, Inc.	249,800	7,736,306
		20,014,706
Construction materials - 1.0%
Vulcan Materials Company	222,300	18,657,639
Containers and packaging - 0.5%
MeadWestvaco Corp.	204,400	9,645,636
Metals and mining - 1.4%
Newmont Mining Corp.	409,200	9,558,912
Nucor Corp.	343,800	15,151,266
		24,710,178
Paper and forest products - 1.2%
International Paper Company	478,600	22,776,574
		95,804,733
Telecommunication services - 3.9%
Diversified telecommunication services - 3.7%
AT&T, Inc.	841,949	29,906,028
CenturyLink, Inc.	313,017	9,196,439
Telefonica SA	621,523	8,853,837
Verizon Communications, Inc.	417,285	19,449,654
		67,405,958
Wireless telecommunication services - 0.2%
Vodafone Group PLC	1,120,204	4,086,384
		71,492,342
Utilities - 6.3%
Electric utilities - 4.5%
Duke Energy Corp.	317,719	22,437,316
Entergy Corp.	268,400	18,922,200
Exelon Corp.	480,900	15,109,878
FirstEnergy Corp.	406,200	13,221,810
Xcel Energy, Inc.	402,600	12,955,668
		82,646,872
Independent power and renewable electricity producers - 0.4%
AES Corp.	548,700	7,275,762

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities-1.4%
NiSource, Inc.	594,300	$27,094,137
		117,016,771
TOTAL COMMON STOCKS (Cost $1,259,852,854)		$1,790,575,215
SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,019,203	20,202,529
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,202,395)		$20,202,529
SHORT-TERM INVESTMENTS - 3.8%
Money market funds - 3.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	3,000,000	3,000,000
T. Rowe Price Reserve Investment
Fund, 0.0722% (Y)	66,535,795	66,535,795
TOTAL SHORT-TERM INVESTMENTS (Cost $69,535,795)		$69,535,795
Total Investments (Equity Income Trust)
(Cost $1,349,591,044) - 101.9%		$1,880,313,539
Other assets and liabilities, net - (1.9%)		(34,382,821)
TOTAL NET ASSETS - 100.0%		$1,845,930,718

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.9%
Financials - 93.5%
Banks - 54.3%
Ameris Bancorp	35,353	$894,077
Bank of America Corp.	323,565	5,507,076
Bank of Ireland (I)	8,184,132	3,312,906
Bank of Marin Bancorp	6,816	346,730
Bankwell Financial Group, Inc. (I)	21,145	376,910
Barclays PLC, ADR	284,204	4,672,314
BB&T Corp.	51,952	2,094,185
Chemical Financial Corp.	25,936	857,444
CIT Group, Inc.	66,084	3,072,245
Citigroup, Inc.	132,527	7,320,791
Danske Bank A/S	109,368	3,215,089
East West Bancorp, Inc.	43,235	1,937,793
Flushing Financial Corp.	43,445	912,779
Glacier Bancorp, Inc.	99,765	2,935,086
Great Western Bancorp, Inc.	47,443	1,143,851
Green Bancorp, Inc. (I)	26,001	399,375
Independent Bank Corp. (Michigan)	28,748	389,823
JPMorgan Chase & Co.	100,129	6,784,741
KeyCorp	60,568	909,731
M&T Bank Corp.	13,947	1,742,399
MB Financial, Inc.	22,367	770,319
Regions Financial Corp.	230,378	2,386,716
Royal Bank of Scotland Group PLC, ADR (I)	271,811	3,008,948
Sandy Spring Bancorp, Inc.	32,922	921,158
SKBHC Holdings LLC (I)(R)	516	3,872,195
SpareBank 1 SR-Bank ASA	40,000	266,308
Sun Bancorp, Inc. (I)	33,114	637,445
SunTrust Banks, Inc.	93,793	4,034,975

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SVB Financial Group (I)	32,608	$4,694,900
Swedbank AB, A Shares	26,771	624,150
Talmer Bancorp, Inc., Class A	76,528	1,281,844
The Community Financial Corp.	1,625	34,288
The PNC Financial Services Group, Inc.	40,881	3,910,268
TriCo Bancshares	36,275	872,414
U.S. Bancorp	144,842	6,286,143
UniCredit SpA	702,630	4,722,285
Union Bankshares Corp.	74,050	1,720,922
Wells Fargo & Company	78,962	4,440,823
Yadkin Financial Corp. (I)	33,417	700,086
Zions Bancorporation	105,150	3,336,935
		97,348,467
Capital markets - 20.6%
Altamir	57,479	667,857
American Capital, Ltd. (I)	305,351	4,137,506
Ameriprise Financial, Inc.	39,716	4,961,720
Apollo Investment Corp.	22,634	160,249
Azimut Holding SpA	105,522	3,088,821
Fifth Street Finance Corp.	135,031	884,453
Intermediate Capital Group PLC	174,561	1,507,986
Invesco, Ltd.	110,074	4,126,674
KKR & Company LP	159,044	3,634,155
Schroders PLC	56,738	2,831,042
State Street Corp.	25,781	1,985,137
The Blackstone Group LP	154,043	6,295,737
The Carlyle Group LP	92,471	2,603,059
		36,884,396
Consumer finance - 2.5%
Discover Financial Services	78,723	4,536,019
Diversified financial services - 0.7%
Berkshire Hathaway, Inc., Class B (I)	8,900	1,211,379
Cerved Information Solutions SpA (I)	4,662	35,850
		1,247,229
Insurance - 11.1%
American International Group, Inc.	74,651	4,614,925
Assured Guaranty, Ltd.	149,742	3,592,311
CNO Financial Group, Inc.	251,450	4,614,108
Gjensidige Forsikring ASA	74,086	1,192,916
Lincoln National Corp.	56,848	3,366,539
The Hartford Financial Services Group, Inc.	58,298	2,423,448
		19,804,247
Real estate investment trusts - 4.3%
Essex Property Trust, Inc.	6,797	1,444,363
FelCor Lodging Trust, Inc.	154,371	1,525,185
Monogram Residential Trust, Inc.	46,365	418,212
Rexford Industrial Realty, Inc.	74,344	1,083,936
Simon Property Group, Inc.	18,458	3,193,603
		7,665,299
		167,485,657
Information technology - 1.4%
IT services - 1.4%
Visa, Inc., Class A	35,977	2,415,856
TOTAL COMMON STOCKS (Cost $156,307,921)		$169,901,513

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 0.4%
Financials - 0.4%
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	$660,000	$677,325
TOTAL CORPORATE BONDS (Cost $660,000)		$677,325
WARRANTS - 0.5%
Citigroup, Inc. (Expiration Date: 01/04/2019;
Strike Price: $106.10) (I)	185,654	$137,384
Comerica, Inc. (Expiration Date: 11/14/2018;
Strike Price: $29.40) (I)	29,110	643,913
The PNC Financial Services Group, Inc.
(Expiration Date: 12/31/2018; Strike
Price: $67.33) (I)	6,265	179,993
TOTAL WARRANTS (Cost $878,936)		$961,290
SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $2,927,000 on 07/01/2015,
collateralized by $2,945,000 U.S. Treasury
Notes, 1.500% due 01/31/2019 (valued at
$2,987,408, including interest)	$2,927,000	$2,927,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,927,000)		$2,927,000
Total Investments (Financial Industries Trust)
(Cost $160,773,857) - 97.4%		$174,467,128
Other assets and liabilities, net - 2.6%		4,675,656
TOTAL NET ASSETS - 100.0%		$179,142,784

Franklin Templeton Founding Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.6%
Global, Series NAV (Templeton)	19,891,627	$395,246,633
Mutual Shares, Series NAV (Franklin)	27,754,936	398,005,775
Fixed income - 33.4%
Income, Series NAV (Franklin)	33,703,900	398,717,142
		1,191,969,550
TOTAL INVESTMENT COMPANIES (Cost $910,939,127)		$1,191,969,550
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $910,939,127) - 100.0%		$1,191,969,550
Other assets and liabilities, net - 0.0%		(66,318)
TOTAL NET ASSETS - 100.0%		$1,191,903,232

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.3%
Consumer discretionary - 31.2%
Diversified consumer services - 1.6%
DeVry Education Group, Inc.	898,927	$26,949,831
Hotels, restaurants and leisure - 1.1%
Starbucks Corp.	346,816	18,594,540
Household durables - 9.7%
Lennar Corp., Class A	1,699,633	86,749,268
NVR, Inc. (I)	25,266	33,856,440
Tempur Sealy International, Inc. (I)	698,444	46,027,460
		166,633,168
Internet and catalog retail - 7.4%
Amazon.com, Inc. (I)	289,352	125,604,810
Specialty retail - 5.6%
CarMax, Inc. (I)	504,272	33,387,849
Group 1 Automotive, Inc.	392,915	35,688,469
Lowe’s Companies, Inc.	409,215	27,405,129
		96,481,447
Textiles, apparel and luxury goods - 5.8%
adidas AG	611,849	46,815,195
Ralph Lauren Corp.	400,318	52,986,090
		99,801,285
		534,065,081
Consumer staples - 2.1%
Beverages - 2.1%
Diageo PLC, ADR	121,296	14,075,188
SABMiller PLC	437,049	22,661,164
		36,736,352
		36,736,352
Energy - 6.1%
Energy equipment and services - 3.6%
National Oilwell Varco, Inc.	200,943	9,701,528
Schlumberger, Ltd.	311,134	26,816,639
Weatherford International PLC (I)	2,032,857	24,943,155
		61,461,322
Oil, gas and consumable fuels - 2.5%
Cabot Oil & Gas Corp.	704,098	22,207,251
Range Resources Corp.	412,301	20,359,423
		42,566,674
		104,027,996
Financials - 30.2%
Banks - 11.0%
Bank of America Corp.	4,858,584	82,693,100
CIT Group, Inc.	671,866	31,235,050
Citigroup, Inc.	1,355,082	74,854,730
		188,782,880
Capital markets - 12.0%
Affiliated Managers Group, Inc. (I)	96,779	21,155,889
AllianceBernstein Holding LP	2,011,494	59,399,418
Morgan Stanley	1,366,208	52,995,208
T. Rowe Price Group, Inc.	432,982	33,655,691
The Goldman Sachs Group, Inc.	183,845	38,384,998
		205,591,204
Consumer finance - 2.0%
Santander Consumer USA Holdings, Inc. (I)	1,309,547	33,485,117

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 3.7%
American International Group, Inc.	1,032,350	$63,819,877
Real estate investment trusts - 1.5%
American Tower Corp.	280,662	26,182,958
		517,862,036
Health care - 3.8%
Biotechnology - 1.8%
Amgen, Inc.	198,886	30,532,979
Health care providers and services - 1.6%
AMN Healthcare Services, Inc. (I)	857,779	27,097,239
Health care technology - 0.4%
Castlight Health, Inc., B Shares (I)	944,398	7,687,400
		65,317,618
Industrials - 7.5%
Aerospace and defense - 1.6%
TransDigm Group, Inc. (I)	126,415	28,401,658
Electrical equipment - 1.6%
Sensata Technologies Holding NV (I)	509,214	26,855,946
Machinery - 0.3%
The Manitowoc Company, Inc.	237,449	4,654,000
Professional services - 1.7%
IHS, Inc., Class A (I)	226,926	29,189,491
Trading companies and distributors - 2.3%
United Rentals, Inc. (I)	249,406	21,852,954
WESCO International, Inc. (I)	247,411	16,982,291
		38,835,245
		127,936,340
Information technology - 14.2%
Communications equipment - 1.7%
QUALCOMM, Inc.	462,641	28,975,206
Internet software and services - 9.6%
Alibaba Group Holding, Ltd., ADR (I)	46,938	3,861,589
eBay, Inc. (I)	282,758	17,033,342
Facebook, Inc., Class A (I)	824,138	70,682,196
Google, Inc., Class A (I)	62,762	33,893,990
Google, Inc., Class C (I)	1,725	897,880
LinkedIn Corp., Class A (I)	179,677	37,126,659
		163,495,656
IT services - 1.4%
Blackhawk Network Holdings, Inc. (I)	601,002	24,761,282
Software - 1.5%
Workday, Inc., Class A (I)	340,790	26,032,948
		243,265,092
Materials - 2.2%
Paper and forest products - 2.2%
Louisiana-Pacific Corp. (I)	2,241,826	38,178,297
TOTAL COMMON STOCKS (Cost $1,293,623,729)		$1,667,388,812

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.090% to be
repurchased at $9,095,023 on 07/01/2015,
collateralized by $8,801,800 U.S. Treasury
Inflation Indexed Notes 0.125% - 2.125%
due 04/15/2017 to 1/15/2019 (valued at
$9,276,973, including interest)	$9,095,000	$9,095,000
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $14,617,000 on 07/01/2015,
collateralized by $14,730,000 U.S. Treasury
Notes, 1.500% due 02/28/2019 (valued at
$14,909,706, including interest)	14,617,000	14,617,000
		23,712,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,712,000)		$23,712,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,317,335,729) - 98.7%		$1,691,100,812
Other assets and liabilities, net - 1.3%		21,636,103
TOTAL NET ASSETS - 100.0%		$1,712,736,915

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 15.9%
Diversified consumer services - 0.9%
DeVry Education Group, Inc.	537,933	$16,127,231
Household durables - 8.7%
Lennar Corp., Class A	1,398,399	71,374,285
NVR, Inc. (I)	22,755	30,491,700
Tempur Sealy International, Inc. (I)	690,482	45,502,764
		147,368,749
Specialty retail - 2.4%
Lowe’s Companies, Inc.	622,703	41,702,420
Textiles, apparel and luxury goods - 3.9%
adidas AG	592,347	45,323,013
Ralph Lauren Corp.	159,714	21,139,745
		66,462,758
		271,661,158
Consumer staples - 9.9%
Beverages - 5.7%
Diageo PLC, ADR	186,078	21,592,491
Heineken Holding NV	272,171	19,076,318
PepsiCo, Inc.	306,631	28,620,938
SABMiller PLC	553,101	28,678,506
		97,968,253
Food products - 1.0%
Danone SA	256,494	16,614,241
Household products - 1.2%
The Procter & Gamble Company	267,107	20,898,452
Tobacco - 2.0%
Imperial Tobacco Group PLC	364,683	17,563,931

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	203,720	$16,332,232
		33,896,163
		169,377,109
Energy - 9.4%
Energy equipment and services - 1.9%
National Oilwell Varco, Inc.	255,718	12,346,065
Weatherford International PLC (I)	1,583,369	19,427,938
		31,774,003
Oil, gas and consumable fuels - 7.5%
Apache Corp.	426,943	24,604,725
Cabot Oil & Gas Corp.	763,418	24,078,204
Chevron Corp.	243,739	23,513,501
Exxon Mobil Corp.	190,117	15,817,734
Occidental Petroleum Corp.	525,599	40,875,834
		128,889,998
		160,664,001
Financials - 35.9%
Banks - 18.2%
Bank of America Corp.	4,682,758	79,700,541
CIT Group, Inc.	787,822	36,625,845
Citigroup, Inc.	1,411,143	77,951,539
JPMorgan Chase & Co.	1,306,883	88,554,392
Wells Fargo & Company	475,261	26,728,679
		309,560,996
Capital markets - 11.1%
AllianceBernstein Holding LP	1,552,299	45,839,389
Morgan Stanley	1,231,857	47,783,733
State Street Corp.	340,255	26,199,635
The Goldman Sachs Group, Inc.	333,383	69,607,037
		189,429,794
Consumer finance - 1.8%
Santander Consumer USA Holdings, Inc. (I)	1,194,364	30,539,887
Insurance - 4.8%
American International Group, Inc.	1,322,780	81,774,260
		611,304,937
Health care - 6.3%
Biotechnology - 1.3%
Amgen, Inc.	138,535	21,267,893
Health care equipment and supplies - 1.8%
Medtronic PLC	416,184	30,839,234
Pharmaceuticals - 3.2%
Merck & Company, Inc.	481,497	27,411,624
Novartis AG, ADR	283,718	27,900,828
		55,312,452
		107,419,579
Industrials - 8.7%
Air freight and logistics - 1.5%
FedEx Corp.	147,624	25,155,130
Electrical equipment - 1.4%
Sensata Technologies Holding NV (I)	465,273	24,538,498
Industrial conglomerates - 4.6%
Danaher Corp.	290,873	24,895,820
General Electric Company	1,993,442	52,965,754
		77,861,574

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 1.2%
United Rentals, Inc. (I)	227,352	$19,920,582
		147,475,784
Information technology - 11.0%
Communications equipment - 3.5%
Cisco Systems, Inc.	1,076,433	29,558,850
QUALCOMM, Inc.	480,636	30,102,233
		59,661,083
Software - 2.5%
Microsoft Corp.	609,672	26,917,019
Oracle Corp.	381,869	15,389,321
		42,306,340
Technology hardware, storage and peripherals - 5.0%
Apple, Inc.	505,080	63,349,659
Samsung Electronics Company, Ltd.	19,180	21,761,344
		85,111,003
		187,078,426
Materials - 2.5%
Paper and forest products - 2.5%
Louisiana-Pacific Corp. (I)	2,485,056	42,320,504
TOTAL COMMON STOCKS (Cost $1,546,635,140)		$1,697,301,498
SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.060% to be
repurchased at $1,120,002 on 07/01/2015,
collateralized by $825,200 U.S. Treasury
Inflation Indexed Bonds, 2.125% due
02/15/2040 (valued at $1,142,484,
including interest)	$1,620,000	$1,620,000
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $1,761,000 on 07/01/2015,
collateralized by $1,825,000 U.S. Treasury
Notes, 1.000% due 08/31/2019 (valued at
$1,797,078, including interest)	1,761,000	1,761,000
		3,381,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,381,000)		$3,381,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $1,550,016,140) - 99.8%		$1,700,682,498
Other assets and liabilities, net - 0.2%		3,273,376
TOTAL NET ASSETS - 100.0%		$1,703,955,874

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Brazil - 0.9%
Petroleo Brasileiro SA, ADR (I)	771,260	$6,293,482
Canada - 0.1%
Suncor Energy, Inc.	18,400	506,773
China - 0.6%
China Telecom Corp., Ltd., ADR	63,840	3,768,475

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark - 0.7%
FLSmidth & Company A/S	97,678	$4,693,731
France - 9.5%
AXA SA	416,675	10,563,502
BNP Paribas SA	157,428	9,553,181
Cie Generale des Etablissements Michelin	80,217	8,440,760
Credit Agricole SA	643,988	9,614,732
Sanofi	116,374	11,512,897
Technip SA	54,712	3,390,737
Total SA	214,886	10,540,387
		63,616,196
Germany - 5.0%
Commerzbank AG (I)	102,540	1,310,835
Deutsche Lufthansa AG (I)	688,266	8,880,052
Merck KGaA	88,312	8,803,863
Metro AG	192,410	6,077,116
SAP SE	14,430	1,011,203
Siemens AG	76,629	7,752,680
		33,835,749
Hong Kong - 1.5%
China Mobile, Ltd.	224,500	2,872,234
Kunlun Energy Company, Ltd.	6,808,940	6,919,908
		9,792,142
India - 0.3%
Hero MotorCorp, Ltd.	45,040	1,779,301
Ireland - 3.9%
CRH PLC	486,137	13,705,669
Medtronic PLC	171,440	12,703,704
		26,409,373
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	269,510	15,928,041
Italy - 2.2%
Eni SpA	361,942	6,428,689
UniCredit SpA	1,258,062	8,455,298
		14,883,987
Japan - 2.6%
Konica Minolta, Inc.	384,810	4,485,021
Nissan Motor Company, Ltd.	912,300	9,530,756
SoftBank Group Corp.	59,530	3,506,495
		17,522,272
Netherlands - 4.2%
Aegon NV	684,730	5,052,081
Akzo Nobel NV	90,437	6,602,734
ING Groep NV	481,206	7,990,623
QIAGEN NV (I)	149,915	3,684,429
Royal Dutch Shell PLC, A Shares	2,713	76,707
Royal Dutch Shell PLC, B Shares	180,226	5,131,096
		28,537,670
Portugal - 1.1%
Galp Energia SGPS SA	615,176	7,241,424
Russia - 1.0%
MMC Norilsk Nickel PJSC, ADR	408,519	6,883,250
Singapore - 2.0%
DBS Group Holdings, Ltd.	507,510	7,787,058
Singapore Telecommunications, Ltd.	1,855,100	5,846,700
		13,633,758

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea - 5.8%
Hyundai Motor Company	39,450	$4,802,505
KB Financial Group, Inc., ADR	237,588	7,809,518
POSCO	29,350	5,877,034
Samsung Electronics Company, Ltd.	18,140	20,581,394
		39,070,451
Spain - 1.5%
Telefonica SA	694,834	9,898,204
Sweden - 1.8%
Getinge AB, B Shares	361,144	8,694,911
Telefonaktiebolaget LM Ericsson, B Shares	303,737	3,163,462
		11,858,373
Switzerland - 4.5%
Credit Suisse Group AG (I)	379,727	10,475,716
Roche Holding AG	49,452	13,865,921
Swiss Re AG	64,435	5,703,964
		30,045,601
Thailand - 0.2%
Bangkok Bank PCL	294,700	1,549,886
Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS, ADR (L)	642,220	7,379,108
United Kingdom - 11.5%
Aviva PLC	291,573	2,258,331
BAE Systems PLC	717,018	5,080,346
BP PLC	1,014,046	6,729,856
GlaxoSmithKline PLC	480,113	9,982,421
HSBC Holdings PLC	1,004,839	9,020,682
Kingfisher PLC	1,932,055	10,538,314
Michael Kors Holdings, Ltd. (I)	127,010	5,345,851
Noble Corp. PLC (L)	206,090	3,171,725
Serco Group PLC	1,898,002	3,519,606
Sky PLC	415,052	6,760,175
Standard Chartered PLC	214,390	3,433,307
Tesco PLC	2,061,614	6,868,806
Vodafone Group PLC	1,318,475	4,809,628
		77,519,048
United States - 34.0%
Allergan PLC (I)	22,238	6,748,343
American International Group, Inc.	222,750	13,770,405
Amgen, Inc.	86,810	13,327,071
Apache Corp.	81,910	4,720,473
Baker Hughes, Inc.	110,260	6,803,042
Best Buy Company, Inc.	90,980	2,966,858
Capital One Financial Corp.	61,520	5,411,914
Chesapeake Energy Corp. (L)	453,100	5,061,127
Chevron Corp.	57,040	5,502,649
Cisco Systems, Inc.	306,850	8,426,101
Citigroup, Inc.	300,860	16,619,506
Comcast Corp., Class A	231,990	13,905,481
CVS Health Corp.	55,870	5,859,646
Flextronics International, Ltd. (I)	295,610	3,343,349
Gilead Sciences, Inc.	19,410	2,272,523
Google, Inc., Class A (I)	9,540	5,151,982
Halliburton Company	51,010	2,197,001
Hewlett-Packard Company	369,330	11,083,593
JPMorgan Chase & Co.	168,960	11,448,730
Microsoft Corp.	498,280	21,999,062
Morgan Stanley	203,610	7,898,032
Navistar International Corp. (I)	227,630	5,151,267
News Corp., Class A (I)	124,287	1,813,347
Oracle Corp.	78,500	3,163,550

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Pfizer, Inc.	355,870	$11,932,321
SunTrust Banks, Inc.	194,480	8,366,530
Target Corp.	67,980	5,549,207
Twenty-First Century Fox, Inc., Class A	249,780	8,129,090
United Parcel Service, Inc., Class B	82,050	7,951,466
Verizon Communications, Inc.	38,035	1,772,811
		228,346,477
TOTAL COMMON STOCKS (Cost $602,924,258)		$660,992,772
SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	715,849	7,162,212
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,162,184)		$7,162,212
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 1.2%
Federal Agricultural Mortgage Corp.
0.010%, 07/01/2015*	$8,000,000	$7,999,998
TOTAL SHORT-TERM INVESTMENTS (Cost $8,000,000)		$7,999,998
Total Investments (Global Trust) (Cost $618,086,442) - 100.7%		$676,154,982
Other assets and liabilities, net - (0.7%)		(4,709,982)
TOTAL NET ASSETS - 100.0%		$671,445,000

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.8%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	14,867	$170,753
Consumer staples - 2.0%
Food and staples retailing - 2.0%
CP ALL PCL	283,700	388,481
CVS Health Corp.	11,800	1,237,583
Diplomat Pharmacy, Inc. (I)	34,600	1,548,350
Rite Aid Corp. (I)	593,500	4,955,725
		8,130,139
Financials - 0.3%
Diversified financial services - 0.1%
RPI International Holdings LP (I)(R)	3,056	360,309
Insurance - 0.2%
ProAssurance Corp.	21,100	975,031
		1,335,340
Health care - 88.3%
Biotechnology - 31.3%
Abcam PLC	103,333	841,495
ACADIA Pharmaceuticals, Inc. (I)	62,100	2,600,748
Acceleron Pharma, Inc. (I)	26,900	851,116
Acorda Therapeutics, Inc. (I)	3,761	125,354
Aduro Biotech, Inc. (I)	2,600	78,858
Advanced Accelerator Applications S.A. (I)	31,595	214,864
Advaxis, Inc. (I)	47,052	956,567

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Agios Pharmaceuticals, Inc. (I)	1,300	$144,482
Alexion Pharmaceuticals, Inc. (I)	88,500	15,998,145
Alkermes PLC (I)	83,300	5,359,522
Amicus Therapeutics, Inc. (I)	83,200	1,177,280
Array BioPharma, Inc. (I)	150,200	1,082,942
aTyr Pharma, Inc. (I)	4,700	87,044
Axovant Sciences, Ltd. (I)	12,600	256,788
Baxalta, Inc. (I)	28,500	910,290
Bellicum Pharmaceuticals, Inc. (I)	5,300	112,731
Bellicum Pharmaceuticals, Inc. (I)	19,152	407,371
Biogen, Inc. (I)	21,119	8,530,809
BioMarin Pharmaceutical, Inc. (I)	43,100	5,895,218
Bluebird Bio, Inc. (D)(I)	20,000	3,367,400
Blueprint Medicines Corp. (I)	6,200	164,238
Celgene Corp. (I)	30,332	3,510,474
Chimerix, Inc. (D)(I)	31,600	1,459,920
Clovis Oncology, Inc. (I)	23,200	2,038,816
CoLucid Pharmaceuticals, Inc. (I)	12,700	113,030
Dyax Corp. (I)	66,300	1,756,950
Exelixis, Inc. (I)	154,900	582,424
FibroGen, Inc. (I)	14,900	350,150
Five Prime Therapeutics, Inc. (I)	14,100	350,244
Gilead Sciences, Inc.	116,492	13,638,883
Immune Design Corp. (I)	15,900	328,335
Incyte Corp. (I)	93,100	9,701,951
Insmed, Inc. (I)	96,200	2,349,204
Intercept Pharmaceuticals, Inc. (I)	3,100	748,278
Ironwood Pharmaceuticals, Inc. (I)	60,300	727,218
Ligand Pharmaceuticals, Inc. (I)	4,900	494,410
Medivation, Inc. (I)	3,200	365,440
Momenta Pharmaceuticals, Inc. (I)	38,100	869,061
Neurocrine Biosciences, Inc. (I)	113,500	5,420,760
Novavax, Inc. (I)	264,200	2,943,188
Ophthotech Corp. (I)	14,500	754,870
Orexigen Therapeutics, Inc. (I)	141,300	699,435
Portola Pharmaceuticals, Inc. (I)	5,300	241,415
Prothena Corp. PLC (I)	44,348	2,335,809
Puma Biotechnology, Inc. (I)	27,087	3,162,407
Receptos, Inc. (D)(I)	7,200	1,368,360
Regeneron Pharmaceuticals, Inc. (I)	17,100	8,723,223
Retrophin, Inc. (I)	10,800	358,020
Seres Therapeutics, Inc. (I)	7,100	294,650
Spark Therapeutics, Inc. (I)	5,000	301,350
Spark Therapeutics, Inc. (I)	9,103	540,726
Sunesis Pharmaceuticals, Inc. (I)	62,300	187,523
TESARO, Inc. (I)	37,185	2,186,106
Ultragenyx Pharmaceutical, Inc. (I)	11,412	1,168,475
United Therapeutics Corp. (I)	13,700	2,383,115
Vertex Pharmaceuticals, Inc. (I)	53,604	6,619,022
Vital Therapies, Inc. (I)	16,100	339,710
Xencor, Inc. (I)	13,600	298,792
		128,875,006
Health care equipment and supplies - 8.9%
Align Technology, Inc. (I)	10,400	652,184
Baxter International, Inc.	5,600	391,608
Becton, Dickinson and Company	59,600	8,442,340
DexCom, Inc. (I)	13,300	1,063,734
Entellus Medical, Inc. (I)	1,900	49,153
EnteroMedics, Inc. (I)	21,850	13,547
GenMark Diagnostics, Inc. (I)	27,000	244,620
GN Store Nord A/S	61,436	1,267,807
HeartWare International, Inc. (I)	2,600	188,994
IDEXX Laboratories, Inc. (I)	23,400	1,500,876

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (I)	9,500	$4,602,750
Lantheus Holdings, Inc. (I)	55,800	345,402
Medtronic PLC	76,393	5,660,721
Oxford Immunotec Global PLC (I)	9,200	127,420
Sirona Dental Systems, Inc. (I)	40,900	4,107,178
Teleflex, Inc.	6,100	826,245
The Cooper Companies, Inc.	15,335	2,729,170
Thoratec Corp. (I)	41,600	1,854,112
Tornier NV (I)	43,000	1,074,570
West Pharmaceutical Services, Inc.	20,400	1,184,832
Wright Medical Group, Inc. (I)	22,200	582,972
		36,910,235
Health care providers and services - 25.5%
Acadia Healthcare Company, Inc. (I)	11,200	877,296
Adeptus Health, Inc., Class A (I)	5,600	531,944
Aetna, Inc.	110,000	14,020,600
Anthem, Inc.	45,800	7,517,612
Centene Corp. (I)	11,800	948,720
Cigna Corp.	115,000	18,630,000
Community Health Systems, Inc. (I)	13,600	856,392
DaVita HealthCare Partners, Inc. (I)	76,800	6,103,296
Envision Healthcare Holdings, Inc. (I)	22,300	880,404
Fresenius SE & Company KGaA	19,983	1,283,036
HCA Holdings, Inc. (I)	89,700	8,137,584
Henry Schein, Inc. (I)	16,100	2,288,132
Humana, Inc. (D)	36,000	6,886,080
McKesson Corp.	53,500	12,027,335
Mediclinic International, Ltd.	47,294	397,568
MEDNAX, Inc. (I)	19,700	1,459,967
Odontoprev SA	81,900	283,967
Team Health Holdings, Inc. (I)	17,000	1,110,610
UnitedHealth Group, Inc.	113,500	13,847,000
Universal American Corp. (I)	19,600	198,352
Universal Health Services, Inc., Class B	31,850	4,525,885
WellCare Health Plans, Inc. (I)	26,700	2,264,961
		105,076,741
Health care technology - 0.5%
athenahealth, Inc. (I)	14,700	1,684,326
Castlight Health, Inc., B Shares (I)	20,437	166,357
Veeva Systems, Inc., Class A (I)	14,900	417,647
		2,268,330
Life sciences tools and services - 2.0%
Agilent Technologies, Inc.	116,000	4,475,280
Bruker Corp. (I)	40,000	816,400
Illumina, Inc. (I)	3,250	709,670
Mettler-Toledo International, Inc. (I)	3,200	1,092,672
Thermo Fisher Scientific, Inc.	8,600	1,115,936
		8,209,958
Pharmaceuticals - 20.1%
AbbVie, Inc.	135,916	9,132,196
Allergan PLC (I)	67,640	20,526,034
Aspen Pharmacare Holdings, Ltd. (I)	55,440	1,639,496
Astellas Pharma, Inc.	130,000	1,851,959
Bristol-Myers Squibb Company	81,900	5,449,626
Carbylan Therapeutics, Inc. (I)	35,300	252,395
Catalent, Inc. (I)	61,500	1,803,795
China Medical System Holdings, Ltd.	560,200	784,277
Eli Lilly & Company	82,900	6,921,321
Endo International PLC (I)	17,100	1,362,015
Horizon Pharma PLC (I)	17,000	590,580
Jazz Pharmaceuticals PLC (I)	6,000	1,056,420

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mallinckrodt PLC (I)	8,796	$1,035,465
Natco Pharma, Ltd.	3,573	128,200
Novartis AG	7,304	718,425
Novartis AG, ADR	6,800	668,712
Pacira Pharmaceuticals, Inc. (I)	25,800	1,824,576
Relypsa, Inc. (I)	18,300	605,547
Shire PLC, ADR	7,300	1,762,877
Supernus Pharmaceuticals, Inc. (I)	12,100	205,458
Takeda Pharmaceutical Company, Ltd.	25,400	1,226,024
Teva Pharmaceutical Industries, Ltd., ADR	85,200	5,035,320
The Medicines Company (I)	35,555	1,017,229
TherapeuticsMD, Inc. (I)	80,500	632,730
Valeant Pharmaceuticals International, Inc. (I)	67,180	14,924,037
Zeneca, Inc. (I)	13,151	8,088
Zoetis, Inc.	18,200	877,604
ZS Pharma, Inc. (I)	15,600	817,284
		82,857,690
		364,197,960
Industrials - 2.2%
Industrial conglomerates - 1.7%
Danaher Corp.	83,100	7,112,529
Professional services - 0.5%
The Advisory Board Company (I)	31,600	1,727,572
TriNet Group, Inc. (I)	3,700	93,795
		1,821,367
		8,933,896
Information technology - 0.9%
Electronic equipment, instruments and components - 0.9%
FEI Company	24,500	2,031,785
Keysight Technologies, Inc. (I)	59,000	1,840,210
		3,871,995
TOTAL COMMON STOCKS (Cost $247,702,912)		$386,640,083
PREFERRED SECURITIES - 0.9%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	381,289
Health care - 0.8%
Biotechnology - 0.3%
Acerta Pharma BV, Series B (I)(R)	47,538	546,687
aTyr Pharma, Inc., Series E (I)	8,224	143,960
REGENXBIO, Inc., Series D (I)(R)	7,400	70,817
Seres Health, Inc. (I)	9,734	373,664
Health care equipment and supplies - 0.1%
Novocure, Ltd., Series J (I)(R)	3,603	497,034
Health care providers and services - 0.1%
Anthem, Inc., 5.250%	6,600	336,600
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,265	1,318,864
Beigene, Ltd., Series A (I)(R)	93,429	109,312
		3,396,938
Information technology - 0.0%
Software - 0.0%
Doximity, Inc. (I)(R)	31,611	152,390
TOTAL PREFERRED SECURITIES (Cost $3,560,029)		$3,930,617

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Biotechnology - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)	$541,000	$529,842
TOTAL CONVERTIBLE BONDS (Cost $541,000)		$529,842
RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	3,500	14,035
TOTAL RIGHTS (Cost $8,750)		$14,035
WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date:
10/05/2016; Strike Price $2.77) (I)	1,413	0
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	28
EnteroMedics, Inc. (Expiration Date:
09/28/2016; Strike Price $1.90) (I)	4,120	21
TOTAL WARRANTS (Cost $1,766)		$49
SHORT-TERM INVESTMENTS - 5.7%
Money market funds - 5.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	610,513	610,513
T. Rowe Price Reserve Investment
Fund, 0.0722% (Y)	22,815,529	22,815,529
		23,426,042
TOTAL SHORT-TERM INVESTMENTS (Cost $23,426,042)		$23,426,042
Total Investments (Health Sciences Trust)
(Cost $275,240,499) - 100.5%		$414,540,668
Other assets and liabilities, net - (0.5%)		(2,217,679)
TOTAL NET ASSETS - 100.0%		$412,322,989

International Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.6%
Australia - 0.2%
BGP Holdings PLC (I)	2,126,418	$99,567
Woodside Petroleum, Ltd.	56,792	1,498,555
		1,598,122
Austria - 0.4%
OMV AG	40,140	1,105,046
voestalpine AG (L)	37,416	1,559,404
		2,664,450
Belgium - 0.9%
Delhaize Group SA	37,296	3,033,561
Proximus (L)	59,160	2,093,495
Solvay SA	4,120	567,594
Umicore SA	5,039	239,285
		5,933,935
Canada - 1.0%
Canadian Natural Resources, Ltd.	24,400	662,649
Cenovus Energy, Inc.	40,000	639,552
Imperial Oil, Ltd.	9,400	363,131

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	179,300	$4,938,287
		6,603,619
Denmark - 0.9%
AP Moeller - Maersk A/S, Class B	1,036	1,873,131
Carlsberg A/S, Class B	9,629	872,442
Novo Nordisk A/S, Class B	16,059	881,236
Pandora A/S	7,249	777,848
TDC A/S	70,798	518,974
Vestas Wind Systems A/S	18,256	909,943
		5,833,574
Finland - 0.8%
Fortum OYJ	89,610	1,591,921
Metso OYJ	5,798	159,353
Neste Oil OYJ	32,151	820,175
Nokia OYJ	110,878	755,853
Stora Enso OYJ, R Shares	31,555	325,183
Tieto OYJ	22,214	518,653
UPM-Kymmene OYJ	86,285	1,526,895
		5,698,033
France - 16.2%
AXA SA	28,873	731,985
BNP Paribas SA	14,231	863,578
Bouygues SA	37,370	1,404,900
Carrefour SA	21,482	690,294
Casino Guichard Perrachon SA	10,239	777,167
Christian Dior SE	6,204	1,214,553
Cie de Saint-Gobain	50,658	2,286,777
Cie Generale des Etablissements Michelin	35,256	3,709,780
Credit Agricole SA (L)	63,255	944,396
Electricite de France SA	46,272	1,035,043
GDF Suez	356,704	6,641,253
Hermes International	296	110,521
LVMH Moet Hennessy Louis Vuitton SE	5,335	937,950
Orange SA	521,899	8,065,629
Peugeot SA (I)	28,088	579,227
Rallye SA	11,281	339,901
Renault SA	167,036	17,513,330
Rexel SA	22,214	358,460
Sanofi	114,156	11,293,470
Schneider Electric SE	67,064	4,643,455
Societe Generale SA	12,815	601,330
Suez Environnement Company	59,301	1,107,093
Total SA	641,169	31,450,021
Valeo SA	4,454	704,549
Vallourec SA	23,370	477,442
Veolia Environnement SA	49,014	1,003,539
Vinci SA	20,070	1,164,819
Vivendi SA (L)	322,788	8,184,823
		108,835,285
Germany - 9.5%
Allianz SE	5,152	803,462
Aurubis AG	20,909	1,228,356
BASF SE	178,155	15,676,415
Bayerische Motoren Werke AG	36,792	4,029,265
Bilfinger SE	7,915	299,587
Daimler AG	108,289	9,864,674
Deutsche Lufthansa AG (I)	98,239	1,267,486
Deutsche Telekom AG	398,540	6,870,961
E.ON SE	379,790	5,064,308
Freenet AG	7,327	246,801
Fresenius Medical Care AG & Company KGaA	10,434	863,794

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
HeidelbergCement AG	11,626	$921,442
K+S AG	66,298	2,795,648
Leoni AG	16,352	1,033,476
Metro AG	37,586	1,187,124
Muenchener Rueckversicherungs AG	2,626	465,576
ProSiebenSat.1 Media AG	30,939	1,528,208
Rheinmetall AG	2,710	137,459
RWE AG	116,608	2,508,054
Salzgitter AG	14,911	533,065
Siemens AG	55,461	5,611,079
Volkswagen AG	2,455	568,448
		63,504,688
Hong Kong - 0.6%
CK Hutchison Holdings, Ltd.	49,672	730,277
Hongkong Land Holdings, Ltd.	20,200	165,652
Noble Group, Ltd.	1,316,200	741,530
Sun Hung Kai Properties, Ltd.	42,802	692,655
Swire Pacific, Ltd.	73,500	922,938
The Wharf Holdings, Ltd.	108,000	717,719
		3,970,771
Ireland - 0.3%
CRH PLC	33,050	931,779
Shire PLC	11,830	950,529
		1,882,308
Israel - 0.6%
Check Point Software Technologies, Ltd. (I)	41,400	3,293,370
Partner Communications Company, Ltd. (I)	31,171	85,781
Teva Pharmaceutical Industries, Ltd.	11,541	682,973
		4,062,124
Italy - 4.7%
A2A SpA	447,962	534,645
Enel SpA	1,521,287	6,894,938
Eni SpA	711,280	12,633,510
Fiat Chrysler Automobiles NV (I)	96,639	1,417,713
Finmeccanica SpA (I)	94,125	1,184,010
Mediaset SpA	247,167	1,189,918
Recordati SpA	3,985	83,579
Snam SpA	129,826	617,846
Telecom Italia SpA (I)	3,369,708	4,282,272
Telecom Italia SpA	2,474,671	2,523,582
		31,362,013
Japan - 21.2%
Aeon Company, Ltd.	47,300	671,191
Aisin Seiki Company, Ltd.	12,600	535,743
Asahi Glass Company, Ltd.	81,000	486,286
Asahi Kasei Corp.	63,000	516,763
Asatsu-DK, Inc.	2,400	56,783
Bridgestone Corp.	14,000	517,476
Brother Industries, Ltd.	4,600	65,074
Canon, Inc.	117,900	3,824,485
Central Japan Railway Company	5,600	1,010,546
CyberAgent, Inc.	14,900	706,863
Daihatsu Motor Company, Ltd.	18,900	269,007
Daiichi Sankyo Company, Ltd.	1,600	29,569
Daito Trust Construction Company, Ltd.	7,100	734,817
Daiwabo Holdings Company, Ltd.	130,000	258,146
DeNa Company, Ltd.	65,300	1,283,324
Fuji Heavy Industries, Ltd.	19,484	716,442
Fuji Oil Company, Ltd.	19,900	348,728
FUJIFILM Holdings Corp.	35,500	1,266,925

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Gree, Inc. (L)	204,900	$1,196,555
Gunze, Ltd.	36,000	98,468
Hanwa Company, Ltd.	127,000	596,115
Haseko Corp.	122,100	1,438,227
Hitachi Chemical Company, Ltd.	11,000	198,121
Honda Motor Company, Ltd.	167,200	5,403,879
Hoya Corp.	18,800	752,935
Inpex Corp.	212,900	2,416,618
ITOCHU Corp.	403,000	5,322,508
Japan Tobacco, Inc.	20,500	728,760
JFE Holdings, Inc.	34,600	766,594
JSR Corp.	10,700	188,890
JX Holdings, Inc.	194,200	837,265
K’s Holdings Corp.	40,300	1,451,468
Kawasaki Kisen Kaisha, Ltd.	297,000	700,665
KDDI Corp.	139,570	3,368,097
Keyence Corp.	1,300	700,670
Kobe Steel, Ltd.	338,000	568,655
Kohnan Shoji Company, Ltd.	9,800	127,238
Kuraray Company, Ltd.	8,000	97,723
Kyocera Corp.	108,900	5,661,979
Leopalace21 Corp. (I)	182,500	1,118,501
Marubeni Corp.	450,776	2,586,847
Medipal Holdings Corp.	46,100	750,859
Mitsubishi Chemical Holdings Corp.	157,700	991,402
Mitsubishi Corp.	311,505	6,848,129
Mitsubishi Electric Corp.	62,000	800,588
Mitsubishi UFJ Financial Group, Inc.	97,900	704,338
Mitsui & Company, Ltd.	366,400	4,977,957
Mitsui Engineering &
Shipbuilding Company, Ltd.	384,000	664,338
Mitsui OSK Lines, Ltd.	289,000	925,086
Murata Manufacturing Company, Ltd.	4,300	750,416
Nidec Corp.	7,900	591,219
Nippon Electric Glass Company, Ltd.	68,000	343,875
Nippon Light Metal Holdings Company, Ltd.	66,300	114,107
Nippon Paper Industries Company, Ltd.	75,400	1,320,630
Nippon Steel & Sumitomo Metal Corp.	268,000	694,885
Nippon Telegraph & Telephone Corp.	253,200	9,169,829
Nippon Yusen KK	191,000	531,755
Nipro Corp.	19,800	202,652
Nissan Motor Company, Ltd.	2,281,000	23,829,503
Nitori Holdings Company, Ltd.	15,300	1,247,387
North Pacific Bank, Ltd.	22,100	98,666
NTT DOCOMO, Inc.	256,300	4,920,591
Osaka Gas Company, Ltd.	58,000	228,914
Otsuka Holdings Company, Ltd.	27,600	879,424
Panasonic Corp.	64,100	877,927
Resona Holdings, Inc.	128,300	699,765
Ricoh Company, Ltd.	85,400	884,656
Ryohin Keikaku Company, Ltd.	5,900	1,144,119
Seiko Epson Corp.	39,200	694,641
Sekisui House, Ltd.	46,900	744,817
Showa Denko KK	167,000	221,149
SMC Corp.	2,900	872,665
Sojitz Corp.	926,500	2,250,148
Sumitomo Corp.	308,600	3,591,925
Sumitomo Heavy Industries, Ltd.	59,000	343,636
Sumitomo Metal Mining Company, Ltd.	78,000	1,186,300
Sumitomo Mitsui Financial Group, Inc.	16,000	712,307
Sumitomo Rubber Industries, Ltd.	16,800	260,237
Takeda Pharmaceutical Company, Ltd.	26,311	1,269,996
The Yokohama Rubber Company, Ltd.	9,700	194,637

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electric Power Company, Inc. (I)	132,300	$720,757
TonenGeneral Sekiyu KK	25,867	240,614
Tosoh Corp.	153,000	950,680
Toyota Motor Corp.	115,600	7,735,638
Toyota Tsusho Corp.	77,000	2,066,153
Ube Industries, Ltd.	126,000	237,683
UNY Group Holdings Company, Ltd.	128,800	823,752
West Japan Railway Company	13,800	882,912
Yamada Denki Company, Ltd. (L)	416,300	1,665,317
		142,483,927
Luxembourg - 0.1%
ArcelorMittal	65,410	635,238
Netherlands - 6.2%
Aegon NV	115,901	855,142
Boskalis Westminster NV	3,808	186,926
Corbion NV	13,120	260,106
Delta Lloyd NV	36,861	604,873
Heineken NV	9,517	723,554
ING Groep NV	55,381	919,624
Koninklijke Ahold NV	186,062	3,492,885
Koninklijke BAM Groep NV (I)	39,800	169,182
Koninklijke DSM NV	11,058	642,031
Koninklijke KPN NV	198,328	760,359
PostNL NV (I)	292,118	1,303,990
Royal Dutch Shell PLC, A Shares	643,656	18,198,720
Royal Dutch Shell PLC, B Shares	449,503	12,797,505
SNS REAAL NV (I)	69,081	0
Wolters Kluwer NV	15,459	460,119
		41,375,016
New Zealand - 0.0%
Chorus, Ltd. (I)	84,898	166,881
Norway - 1.8%
Orkla ASA	14,192	111,352
Statoil ASA	299,161	5,349,899
Telenor ASA	119,401	2,617,850
TGS Nopec Geophysical Company ASA	37,355	872,650
Yara International ASA	55,921	2,913,939
		11,865,690
Portugal - 0.3%
EDP - Energias de Portugal SA	535,629	2,040,749
Singapore - 0.1%
Golden Agri-Resources, Ltd.	3,405,500	1,036,947
Spain - 5.1%
ACS Actividades de Construccion
y Servicios SA	28,620	923,167
Enagas SA	40,718	1,108,446
Endesa SA	43,672	836,393
Ferrovial SA	42,866	931,327
Gas Natural SDG SA	90,446	2,053,785
Iberdrola SA	850,493	5,742,156
Indra Sistemas SA	11,429	117,537
Red Electrica Corp. SA	5,845	469,353
Repsol SA	238,068	4,196,109
Telefonica SA	1,257,401	17,912,208
		34,290,481
Sweden - 1.6%
Investor AB, B Shares	22,579	841,874
NCC AB, B Shares	22,235	679,086
Sandvik AB	60,928	673,577

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Securitas AB, B Shares	14,081	$185,967
Skanska AB, B Shares	42,445	860,107
Tele2 AB, B Shares	14,267	166,144
Telefonaktiebolaget LM Ericsson, B Shares	296,670	3,089,859
TeliaSonera AB	609,291	3,591,001
Volvo AB, B Shares	55,594	690,340
		10,777,955
Switzerland - 2.2%
ABB, Ltd. (I)	218,445	4,578,244
Actelion, Ltd. (I)	5,965	873,583
Holcim, Ltd. (I)	18,756	1,383,922
Nestle SA	76,732	5,536,262
Swisscom AG	2,399	1,344,512
The Swatch Group AG	1,209	471,121
Zurich Insurance Group AG (I)	2,283	695,013
		14,882,657
United Kingdom - 19.9%
AstraZeneca PLC	331,271	20,966,093
Aviva PLC	90,779	703,114
BAE Systems PLC	283,531	2,008,925
Balfour Beatty PLC	53,711	204,052
BG Group PLC	45,987	765,900
BP PLC	3,996,360	26,522,394
British American Tobacco PLC	120,838	6,506,180
BT Group PLC	353,183	2,500,995
Carillion PLC	34,642	185,970
Centrica PLC	1,301,624	5,401,032
Compass Group PLC	130,838	2,163,936
GlaxoSmithKline PLC	676,337	14,062,274
Home Retail Group PLC	357,127	948,301
Imperial Tobacco Group PLC	14,988	721,851
J Sainsbury PLC	134,213	558,689
Kingfisher PLC	288,968	1,576,164
Marks & Spencer Group PLC	237,297	2,001,809
Next PLC	6,645	777,739
Pearson PLC	129,359	2,449,328
Prudential PLC	36,074	869,362
Reckitt Benckiser Group PLC	71,687	6,181,841
SSE PLC	67,088	1,618,555
Tesco PLC	2,075,601	6,915,408
The Sage Group PLC	38,432	309,357
Unilever NV	46,350	1,937,857
Unilever PLC	91,285	3,919,676
Vodafone Group PLC	4,671,157	17,039,784
WM Morrison Supermarkets PLC	579,165	1,644,109
WPP PLC	98,997	2,222,091
		133,682,786
United States - 1.0%
Valeant Pharmaceuticals International, Inc. (I)	30,574	6,792,015
TOTAL COMMON STOCKS (Cost $651,739,902)		$641,979,264
PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Porsche Automobil Holding SE	52,601	4,435,145
Volkswagen AG	21,420	4,971,137
		9,406,282
TOTAL PREFERRED SECURITIES (Cost $8,693,007)		$9,406,282

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
Repsol SA (I)(N)	240,711	$124,786
TOTAL RIGHTS (Cost $0)		$124,786
SECURITIES LENDING COLLATERAL - 2.1%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,372,448	13,731,621
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,731,663)		$13,731,621
Total Investments (International Core Trust)
(Cost $674,164,572) - 99.1%		$665,241,953
Other assets and liabilities, net - 0.9%		6,296,569
TOTAL NET ASSETS - 100.0%		$671,538,522

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Australia - 4.9%
AGL Energy, Ltd.	22,581	$270,496
Alumina, Ltd.	97,775	115,091
Amcor, Ltd.	47,860	505,761
AMP, Ltd.	115,648	536,644
APA Group	46,245	293,728
Aristocrat Leisure, Ltd.	18,777	110,726
Asciano, Ltd.	34,768	178,161
ASX, Ltd.	6,730	206,977
Aurizon Holdings, Ltd.	67,567	266,911
AusNet Services	88,844	95,572
Australia & New Zealand Banking Group, Ltd.	99,131	2,460,154
Bank of Queensland, Ltd.	14,178	139,504
Bendigo & Adelaide Bank, Ltd.	17,738	167,725
BGP Holdings PLC (I)	271,827	12,728
BHP Billiton PLC	74,597	1,466,694
BHP Billiton, Ltd.	112,851	2,302,031
Boral, Ltd.	30,626	137,966
Brambles, Ltd.	58,198	474,764
Caltex Australia, Ltd.	9,411	231,023
CIMIC Group, Ltd.	3,702	62,017
Coca-Cola Amatil, Ltd.	25,389	179,093
Cochlear, Ltd.	2,020	124,833
Commonwealth Bank of Australia	57,576	3,775,664
Computershare, Ltd.	16,916	152,354
Crown Resorts, Ltd.	14,609	137,266
CSL, Ltd.	17,092	1,139,464
Dexus Property Group	30,665	172,552
Federation Centres, Ltd.	108,802	244,817
Flight Centre Travel Group, Ltd.	2,493	65,523
Fortescue Metals Group, Ltd. (L)	50,633	74,570
Goodman Group	63,626	307,294
Harvey Norman Holdings, Ltd.	15,848	55,031
Healthscope, Ltd.	38,676	80,986
Iluka Resources, Ltd.	17,126	101,278
Incitec Pivot, Ltd.	66,828	198,128
Insurance Australia Group, Ltd.	87,472	376,076
Lend Lease Group	20,344	235,223
Macquarie Group, Ltd.	9,924	621,793
Medibank Pvt, Ltd. (I)	94,782	146,866
Mirvac Group	125,759	179,167
National Australia Bank, Ltd.	91,835	2,358,701

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Newcrest Mining, Ltd. (I)	29,796	$300,021
Orica, Ltd.	13,519	221,913
Origin Energy, Ltd.	42,622	393,371
Qantas Airways, Ltd. (I)	44,750	108,742
QBE Insurance Group, Ltd.	44,109	464,473
Ramsay Health Care, Ltd.	4,156	196,861
Santos, Ltd.	33,536	202,480
Scentre Group	188,799	545,386
Seek, Ltd.	11,910	129,066
Sonic Healthcare, Ltd.	13,653	224,820
South32, Ltd. (I)	112,851	155,856
South32, Ltd. (I)	74,597	100,800
Stockland	87,432	276,086
Suncorp Group, Ltd.	47,614	492,619
Sydney Airport	27,261	104,606
Tabcorp Holdings, Ltd.	36,319	127,307
Tatts Group, Ltd.	57,103	163,729
Telstra Corp., Ltd.	147,901	699,950
The GPT Group	50,956	167,985
Transurban Group	59,523	426,757
Treasury Wine Estates, Ltd.	24,526	94,188
Wesfarmers, Ltd.	41,277	1,241,331
Westfield Corp. (I)	69,727	489,745
Westpac Banking Corp.	112,251	2,777,322
Woodside Petroleum, Ltd.	23,280	614,283
Woolworths, Ltd.	44,313	920,793
WorleyParsons, Ltd.	7,028	56,426
		32,458,268
Austria - 0.1%
ANDRITZ AG	2,752	152,395
Erste Group Bank AG (I)	8,613	245,397
OMV AG	5,543	152,598
Raiffeisen Bank International AG (I)	2,225	32,377
voestalpine AG	4,357	181,589
		764,356
Belgium - 0.9%
Ageas	7,799	300,914
Anheuser-Busch InBev NV	27,996	3,369,065
Colruyt SA	2,769	124,212
Delhaize Group SA	3,906	317,704
Groupe Bruxelles Lambert SA	3,135	252,797
KBC Groep NV	9,550	640,216
Proximus	5,996	212,180
Solvay SA	2,305	317,550
Telenet Group Holding NV (I)	2,144	116,650
UCB SA	3,593	258,356
Umicore SA	4,660	221,288
		6,130,932
Bermuda - 0.0%
Seadrill, Ltd.	13,637	141,628
Brazil - 1.0%
AMBEV SA	161,130	989,863
Banco Bradesco SA	28,248	254,215
Banco do Brasil SA	29,813	232,820
BB Seguridade Participacoes SA	24,400	267,614
BM&FBovespa SA	65,076	245,309
BR Malls Participacoes SA	15,410	72,165
Braskem SA, ADR	1,584	13,717
BRF SA	23,920	505,312
CCR SA	32,600	156,337
Centrais Eletricas Brasileiras SA, ADR (I)	2,381	4,476

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	$3,844
CETIP SA - Mercados Organizados	8,214	90,037
Cia Brasileira de Distribuicao, ADR	628	14,865
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	68,301
Cia Siderurgica Nacional SA	16,100	26,772
Cia Siderurgica Nacional SA, ADR (L)	11,800	19,470
Cielo SA	31,320	441,428
Cosan SA Industria e Comercio	4,911	39,726
CPFL Energia SA	9,803	60,698
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	36,937
Duratex SA	12,463	29,102
EcoRodovias Infraestrutura e Logistica SA	7,200	17,947
EDP - Energias do Brasil SA	8,700	32,208
Embraer SA	10,800	82,187
Embraer SA, ADR	2,626	79,542
Estacio Participacoes SA	10,300	59,631
Fibria Celulose SA	3,172	43,278
Fibria Celulose SA, ADR (L)	6,862	93,392
Hypermarcas SA (I)	13,608	99,048
JBS SA	15,473	81,419
Klabin SA	17,800	109,293
Kroton Educacional SA	47,780	182,723
Localiza Rent a Car SA	5,576	55,041
Lojas Renner SA	4,700	170,821
Multiplan Empreendimentos Imobiliarios SA	3,152	48,612
Natura Cosmeticos SA	6,500	57,576
Odontoprev SA	11,500	39,873
Oi SA, ADR (I)	1,158	2,212
Petroleo Brasileiro SA (I)	107,029	482,975
Porto Seguro SA	4,419	58,842
Raia Drogasil SA	8,100	104,419
Souza Cruz SA	14,400	113,149
Sul America SA	6,310	30,788
Telefonica Brasil SA, ADR	6,017	83,817
Tim Participacoes SA	32,920	108,424
Totvs SA	4,500	56,447
Tractebel Energia SA	6,400	70,379
Ultrapar Participacoes SA	12,100	255,691
Usinas Siderurgicas de Minas Gerais SA, ADR	800	1,088
Vale SA	47,000	276,488
WEG SA	21,060	129,038
		6,599,356
Canada - 6.2%
Agnico Eagle Mines, Ltd.	8,000	227,126
Agrium, Inc. (L)	5,500	582,894
Alimentation Couche-Tard, Inc., Class B	14,500	620,284
AltaGas, Ltd.	4,300	130,962
ARC Resources, Ltd. (L)	11,900	203,891
Atco, Ltd., Class I	2,800	88,528
Bank of Montreal	22,500	1,333,247
Barrick Gold Corp.	42,440	453,622
Baytex Energy Corp. (L)	7,100	110,451
BCE, Inc.	10,024	425,839
BlackBerry, Ltd. (I)	19,900	162,673
Bombardier, Inc., Class B	49,200	88,631
Brookfield Asset Management, Inc., Class A	30,448	1,063,852
CAE, Inc.	11,300	134,532
Cameco Corp.	16,400	234,642
Canadian Imperial Bank of Commerce (L)	13,700	1,010,334
Canadian National Railway Company	29,000	1,673,131

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Natural Resources, Ltd.	38,960	$1,058,065
Canadian Oil Sands, Ltd.	19,100	154,452
Canadian Pacific Railway, Ltd.	6,100	976,879
Canadian Tire Corp., Ltd., Class A	3,000	320,849
Canadian Utilities, Ltd., Class A	4,800	138,235
Cenovus Energy, Inc.	30,200	482,861
CGI Group, Inc., Class A (I)	8,300	324,624
CI Financial Corp.	7,800	209,832
Constellation Software, Inc.	600	238,203
Crescent Point Energy Corp. (L)	15,700	322,171
Dollarama, Inc.	5,200	315,164
Eldorado Gold Corp.	25,100	104,098
Empire Company, Ltd.	1,900	133,821
Enbridge, Inc.	30,200	1,412,315
Encana Corp.	28,700	316,412
Enerplus Corp.	7,700	67,568
Fairfax Financial Holdings, Ltd.	800	394,479
Finning International, Inc.	7,200	135,411
First Capital Realty, Inc.	4,700	67,283
First Quantum Minerals, Ltd.	20,554	268,732
Fortis, Inc. (L)	9,400	264,013
Franco-Nevada Corp.	5,900	281,396
George Weston, Ltd.	2,100	164,957
Gildan Activewear, Inc.	10,000	332,186
Goldcorp, Inc.	27,984	454,152
Great-West Lifeco, Inc.	11,700	340,602
H&R Real Estate Investment Trust	4,300	77,255
Husky Energy, Inc.	13,800	263,957
IGM Financial, Inc. (L)	3,300	105,103
Imperial Oil, Ltd.	11,330	437,688
Industrial Alliance Insurance &
Financial Services, Inc.	3,100	104,268
Intact Financial Corp.	5,000	347,438
Inter Pipeline, Ltd. (L)	11,200	257,358
Keyera Corp.	5,800	193,643
Kinross Gold Corp. (I)	43,729	101,883
Loblaw Companies, Ltd.	7,840	395,955
Magna International, Inc.	15,800	886,773
Manulife Financial Corp. (O)	68,300	1,269,210
MEG Energy Corp. (I)	6,100	99,632
Methanex Corp. (L)	3,500	195,372
Metro, Inc.	11,400	305,947
National Bank of Canada	11,800	443,279
Onex Corp.	3,500	193,663
Open Text Corp.	4,800	194,959
Paramount Resources, Ltd., Class A (I)	2,000	45,957
Pembina Pipeline Corp.	11,700	378,166
Peyto Exploration & Development Corp.	5,200	127,106
Potash Corp. of Saskatchewan, Inc.	30,800	953,838
Power Corp. of Canada	13,800	352,900
Power Financial Corp. (L)	10,400	298,677
PrairieSky Royalty, Ltd.	4,500	113,455
Restaurant Brands International, Inc.	6,646	254,134
RioCan Real Estate Investment Trust	5,300	113,596
Rogers Communications, Inc., Class B (L)	14,100	500,104
Royal Bank of Canada	50,700	3,100,453
Saputo, Inc.	10,600	256,386
Shaw Communications, Inc., Class B	14,600	317,950
Silver Wheaton Corp.	13,900	240,941
SNC-Lavalin Group, Inc.	4,900	164,615
Sun Life Financial, Inc.	21,500	717,814
Suncor Energy, Inc.	51,787	1,426,319
Teck Resources, Ltd., Class B	19,761	195,870

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Telus Corp.	7,600	$261,832
The Bank of Nova Scotia	43,000	2,219,544
The Jean Coutu Group PJC, Inc.	2,900	53,867
The Toronto-Dominion Bank (L)	64,700	2,747,548
Tourmaline Oil Corp. (I)	5,900	177,236
TransAlta Corp. (L)	10,400	80,602
TransCanada Corp. (L)	25,300	1,028,205
Turquoise Hill Resources, Ltd. (I)	33,720	128,239
Veresen, Inc.	10,000	135,228
Vermilion Energy, Inc. (L)	4,000	172,778
West Fraser Timber Company, Ltd.	2,400	131,875
Yamana Gold, Inc.	29,844	89,843
		40,481,860
Chile - 0.3%
Antofagasta PLC	15,103	163,471
Banco Santander Chile, ADR (L)	13,061	264,485
Cencosud SA	61,383	148,289
Cia Cervecerias Unidas SA, ADR (L)	6,197	131,252
Corpbanca SA, ADR	2,999	49,513
Empresa Nacional de Electricidad SA, ADR	6,770	280,617
Enersis SA, ADR	26,429	418,371
Latam Airlines Group SA, ADR (I)(L)	11,197	78,827
Sociedad Quimica y Minera de Chile SA, ADR	4,454	71,353
Vina Concha y Toro SA, ADR	2,105	74,096
		1,680,274
China - 4.0%
AAC Technologies Holdings, Inc.	27,342	154,190
Agricultural Bank of China, Ltd., H Shares	807,000	433,532
Air China, Ltd., H Shares	84,534	96,326
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	92,636
Anhui Conch Cement Company, Ltd., H Shares	56,790	198,977
ANTA Sports Products, Ltd.	17,000	41,213
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	70,261
Bank of China, Ltd., H Shares	2,759,563	1,790,905
Bank of Communications Company, Ltd.,
H Shares	337,527	351,325
BBMG Corp., H Shares	22,000	22,246
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	60,782
Byd Company, Ltd., H Shares	24,105	144,425
CGN Power Company, Ltd., H Shares (S)	226,000	118,115
China Cinda Asset Management
Company, Ltd., H Shares	304,800	169,518
China CITIC Bank Corp., Ltd., H Shares	310,800	247,460
China Coal Energy Company, Ltd., H Shares	179,000	106,744
China Communications Construction
Company, Ltd., H Shares	200,335	299,134
China Communications Services Corp., Ltd.,
H Shares	129,600	65,449
China Construction Bank Corp., H Shares	2,932,914	2,675,275
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	74,557
China Galaxy Securities Company, Ltd.,
H Shares	129,500	168,320
China Life Insurance Company, Ltd., H Shares	258,624	1,122,490
China Longyuan Power Group Corp., H Shares	99,000	109,885
China Medical System Holdings, Ltd.	37,300	52,220
China Mengniu Dairy Company, Ltd.	44,502	221,747
China Merchants Bank Company, Ltd.,
H Shares	159,323	462,779
China Minsheng Banking Corp., Ltd., H Shares	253,080	331,165

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Building Material
Company, Ltd., H Shares	116,000	$109,525
China Oilfield Services, Ltd., H Shares	56,000	89,055
China Pacific Insurance Group Company, Ltd.,
H Shares	103,500	495,835
China Petroleum & Chemical Corp., H Shares	881,361	756,262
China Railway Construction Corp., H Shares	113,000	174,460
China Railway Group, Ltd., H Shares	179,000	192,975
China Shenhua Energy Company, Ltd.,
H Shares	127,500	290,372
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	56,609
China Telecom Corp., Ltd., H Shares	481,604	282,076
China Vanke Company, Ltd., H Shares	45,400	111,468
CITIC Securities Company, Ltd., H Shares	37,000	133,089
CNOOC, Ltd.	621,258	881,240
Country Garden Holdings Company, Ltd.	237,574	104,300
CSPC Pharmaceutical Group, Ltd.	62,000	61,218
CSR Corp., Ltd., H Shares (I)	164,150	251,838
Datang International Power Generation
Company, Ltd., H Shares	92,864	47,567
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	165,076
ENN Energy Holdings, Ltd.	26,000	156,347
Evergrande Real Estate Group, Ltd.	232,959	138,794
Fosun International, Ltd.	60,000	141,098
Geely Automobile Holdings, Ltd.	75,000	39,984
GOME Electrical Appliances Holdings, Ltd.	386,127	85,090
Great Wall Motor Company, Ltd., H Shares	24,000	117,654
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	94,016
Guangzhou R&F Properties Company, Ltd.,
H Shares (I)	43,600	53,374
Haitong Securities Company, Ltd., H Shares	46,400	122,381
Hengan International Group Company, Ltd.	25,000	296,752
Huaneng Power International, Inc., H Shares	149,436	207,978
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,605,735	2,067,719
Jiangsu Expressway Company, Ltd., H Shares	81,145	106,456
Jiangxi Copper Company, Ltd., H Shares	54,075	90,100
Kingsoft Corp., Ltd.	23,000	77,443
Lenovo Group, Ltd.	217,436	300,619
Longfor Properties Company, Ltd.	53,600	85,176
New China Life Insurance Company, Ltd.,
H Shares	24,900	148,716
PetroChina Company, Ltd., H Shares	734,261	817,744
PICC Property & Casualty Company, Ltd.,
H Shares	126,242	287,377
Ping An Insurance Group Company of
China, Ltd., H Shares	89,645	1,209,806
Semiconductor
Manufacturing International Corp. (I)	839,000	91,456
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	59,695
Shanghai Electric Group Company, Ltd.,
H Shares (L)	144,864	118,082
Shenzhou International Group Holdings, Ltd.	24,000	116,683
Shui On Land, Ltd.	188,275	53,368
Sino-Ocean Land Holdings, Ltd.	177,213	133,634
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	269,901	145,971
Sinopharm Group Company, Ltd., H Shares	30,000	133,220
SOHO China, Ltd.	140,000	91,103

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sun Art Retail Group, Ltd.	86,000	$77,394
Tencent Holdings, Ltd.	181,000	3,619,372
The People’s Insurance Company Group
of China, Ltd.	226,000	144,482
Tingyi Cayman Islands Holding Corp.	76,000	155,058
Tsingtao Brewery Company, Ltd., H Shares	12,000	72,755
Want Want China Holdings, Ltd.	243,000	256,567
Weichai Power Company, Ltd., H Shares	19,680	65,508
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	68,271
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	67,209
Zhejiang Expressway Company, Ltd., H Shares	103,718	143,841
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	18,000	134,551
Zijin Mining Group Company, Ltd., H Shares	285,469	100,486
ZTE Corp., H Shares	48,487	123,117
		26,501,088
Colombia - 0.1%
Bancolombia SA, ADR	18,325	787,975
Ecopetrol SA, ADR	8,500	112,710
		900,685
Czech Republic - 0.1%
CEZ AS	6,817	158,256
Komercni Banka AS	688	152,468
		310,724
Denmark - 1.2%
AP Moeller - Maersk A/S, Class A	120	210,457
AP Moeller - Maersk A/S, Class B	245	442,970
Carlsberg A/S, Class B	4,179	378,641
Coloplast A/S, Class B	4,165	273,154
Danske Bank A/S	24,066	707,468
DSV A/S	7,635	247,228
ISS A/S	3,189	105,031
Novo Nordisk A/S, Class B	69,778	3,829,059
Novozymes A/S, B Shares	8,960	425,695
Pandora A/S	4,127	442,844
TDC A/S	31,300	229,440
Tryg A/S	4,500	93,825
Vestas Wind Systems A/S	8,020	399,745
William Demant Holdings A/S (I)	1,000	76,223
		7,861,780
Egypt - 0.1%
Commercial International Bank Egypt SAE	33,012	243,058
Global Telecom Holding SAE (I)	23,717	7,805
Talaat Moustafa Group	51,769	59,514
		310,377
Finland - 0.6%
Elisa OYJ	6,060	192,000
Fortum OYJ	16,798	298,416
Kone OYJ, Class B	11,934	484,403
Metso OYJ	4,686	128,790
Neste Oil OYJ	4,388	111,938
Nokia OYJ	130,416	889,043
Nokian Renkaat OYJ	3,680	115,296
Orion OYJ, Class B	2,574	90,163
Sampo OYJ, A Shares	15,692	739,518
Stora Enso OYJ, R Shares	20,482	211,073
UPM-Kymmene OYJ	19,972	353,423
Wartsila OYJ Abp	6,451	302,275
		3,916,338

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France - 6.7%
Accor SA	7,802	$394,861
Aeroports de Paris	1,056	119,287
Air Liquide SA	11,963	1,517,994
Airbus Group NV	20,438	1,331,280
Alcatel-Lucent (I)	102,269	373,000
Alstom SA (I)	8,387	238,227
Arkema SA	2,554	184,623
Atos SE	3,139	234,557
AXA SA	68,098	1,726,414
BNP Paribas SA	36,324	2,204,244
Bollore SA	19,669	105,218
Bouygues SA	6,726	252,859
Bureau Veritas SA	8,832	203,595
Cap Gemini SA	5,485	486,611
Carrefour SA	21,189	680,878
Casino Guichard Perrachon SA	2,363	179,358
Christian Dior SE	2,157	422,274
Cie de Saint-Gobain	16,647	751,470
Cie Generale des Etablissements Michelin	6,997	736,253
CNP Assurances	6,491	108,638
Credit Agricole SA (L)	38,695	577,716
Danone SA	20,307	1,315,377
Dassault Systemes	4,818	349,760
Edenred (L)	6,721	166,068
Electricite de France SA	9,425	210,825
Essilor International SA	7,090	849,387
Eurazeo SA	1,449	96,243
Eutelsat Communications SA	5,923	191,332
Fonciere Des Regions	1,157	98,437
GDF Suez	49,010	912,487
Gecina SA	1,027	126,692
Groupe Eurotunnel SE	16,415	238,005
Hermes International	908	339,029
ICADE	923	66,021
Iliad SA	983	218,563
Imerys SA	1,144	87,760
JCDecaux SA	2,889	120,813
Kering	2,659	475,396
Klepierre	7,623	336,095
L’Oreal SA	8,654	1,548,386
Lafarge SA	6,842	452,374
Lagardere SCA	4,134	120,965
Legrand SA, ADR	9,501	534,735
LVMH Moet Hennessy Louis Vuitton SE	9,897	1,739,999
Natixis SA	36,204	261,297
Numericable-SFR SAS (I)	3,352	178,316
Orange SA	67,652	1,045,520
Pernod Ricard SA	7,456	861,934
Peugeot SA (I)	13,635	281,179
Publicis Groupe SA	6,738	499,442
Remy Cointreau SA	873	63,071
Renault SA	6,573	689,164
Rexel SA	9,600	154,912
Safran SA	10,522	715,070
Sanofi	41,230	4,078,890
Schneider Electric SE	18,034	1,248,659
Schneider Electric SE	623	43,223
SCOR SE	6,688	236,498
Societe BIC SA	1,262	201,299
Societe Generale SA	25,543	1,198,577
Sodexo SA	3,571	339,952
Suez Environnement Company	10,572	197,369
Technip SA (L)	3,982	246,782

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Thales SA	3,128	$188,997
Total SA	75,310	3,694,036
Unibail-Rodamco SE	3,559	904,005
Valeo SA	2,773	438,642
Vallourec SA	3,926	80,207
Veolia Environnement SA	13,522	276,857
Vinci SA	16,793	974,629
Vivendi SA (L)	44,204	1,120,865
Wendel SA, ADR	1,458	179,158
Zodiac Aerospace	6,450	210,101
		44,032,757
Germany - 5.8%
adidas AG	7,272	556,414
Allianz SE	16,123	2,514,405
Axel Springer SE	942	49,474
BASF SE	32,440	2,854,497
Bayer AG	29,099	4,075,036
Bayerische Motoren Werke AG	11,777	1,289,755
Beiersdorf AG	3,496	292,931
Brenntag AG	5,628	322,943
Commerzbank AG (I)	37,619	480,908
Continental AG	4,045	957,766
Daimler AG	34,006	3,097,804
Deutsche Annington Immobilien SE	15,431	435,432
Deutsche Bank AG	49,093	1,476,068
Deutsche Boerse AG	6,708	555,609
Deutsche Lufthansa AG (I)	9,293	119,899
Deutsche Post AG	34,570	1,010,114
Deutsche Telekom AG	110,069	1,897,626
Deutsche Wohnen AG	11,387	261,058
E.ON SE	69,372	925,041
Evonik Industries AG	3,248	124,020
Fraport AG Frankfurt Airport
Services Worldwide	1,295	81,342
Fresenius Medical Care AG & Company KGaA	7,543	624,458
Fresenius SE & Company KGa	13,818	887,206
GEA Group AG	6,518	290,788
Hannover Rueck SE	2,242	216,996
HeidelbergCement AG	5,140	407,381
Henkel AG & Company KGaA	3,877	369,696
Hugo Boss AG	2,319	259,256
Infineon Technologies AG	39,273	487,363
K+S AG	6,360	268,188
Kabel Deutschland Holding AG (I)	825	110,398
Lanxess AG	2,990	176,417
Linde AG	6,366	1,206,446
Man SE	2,251	231,911
Merck KGaA	4,708	469,343
Metro AG	6,304	199,107
Muenchener Rueckversicherungs AG	6,011	1,065,719
Osram Licht AG	2,942	140,748
ProSiebenSat.1 Media AG	8,078	399,007
RWE AG	18,018	387,539
SAP SE	34,255	2,400,468
Siemens AG	28,005	2,833,311
Symrise AG	4,236	263,078
Telefonica Deutschland Holding AG	25,984	149,688
ThyssenKrupp AG	16,589	431,554
TUI AG	15,577	252,039
United Internet AG	4,782	212,537
Volkswagen AG	1,068	247,292
		38,366,076

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece - 0.1%
Alpha Bank AE (I)	132,914	$35,267
Eurobank Ergasias SA (I)	280,674	34,107
FF Group (I)	1,869	42,750
Hellenic Telecommunications Organization SA	8,503	62,537
JUMBO SA	5,651	38,178
National Bank of Greece SA (I)	56,908	59,764
OPAP SA	8,113	65,367
Piraeus Bank SA (I)	74,373	25,040
Titan Cement Company SA	2,489	50,750
		413,760
Hong Kong - 3.3%
AIA Group, Ltd.	416,800	2,725,313
Alibaba Health Information Technology, Ltd. (I)	84,000	87,199
ASM Pacific Technology, Ltd.	6,500	64,326
Beijing Enterprises Holdings, Ltd.	19,786	148,681
Beijing Enterprises Water Group, Ltd. (I)	52,000	42,592
Belle International Holdings, Ltd.	185,860	214,018
BOC Hong Kong Holdings, Ltd.	143,328	596,538
Brilliance China Automotive Holdings, Ltd.	94,000	146,499
Cathay Pacific Airways, Ltd.	31,782	78,086
Cheung Kong Infrastructure Holdings, Ltd.	18,772	145,716
Cheung Kong Property Holdings, Ltd. (I)	100,163	830,864
China Agri-Industries Holdings, Ltd.	144,580	82,284
China Everbright International, Ltd.	86,000	154,026
China Everbright, Ltd.	56,216	194,666
China Gas Holdings, Ltd.	74,000	118,403
China Merchants Holdings
International Company, Ltd.	57,650	246,964
China Mobile, Ltd.	213,530	2,731,885
China Overseas Land & Investment, Ltd.	142,882	502,962
China Resources Enterprises, Ltd.	49,145	158,291
China Resources Gas Group, Ltd.	18,000	53,303
China Resources Land, Ltd.	110,964	359,118
China Resources Power
Holdings Company, Ltd.	67,867	189,148
China State Construction
International Holdings, Ltd.	42,000	75,558
China Taiping Insurance
Holdings Company, Ltd. (I)	60,500	216,600
China Unicom Hong Kong, Ltd.	165,982	259,494
CITIC, Ltd.	43,967	78,848
CK Hutchison Holdings, Ltd.	100,163	1,472,594
CLP Holdings, Ltd.	64,900	551,589
COSCO Pacific, Ltd.	88,157	119,514
First Pacific Company, Ltd.	92,250	77,760
Franshion Properties China, Ltd.	74,000	26,410
Galaxy Entertainment Group, Ltd.	78,000	310,359
GCL-Poly Energy Holdings, Ltd. (I)	161,000	37,099
Goldin Properties Holdings, Ltd. (I)	50,000	52,739
Guangdong Investment, Ltd.	99,220	138,843
Haier Electronics Group Company, Ltd.	37,000	99,622
Hanergy Thin Film Power Groupd, Ltd. (I)(L)	428,695	120,035
Hang Lung Properties, Ltd.	88,326	262,498
Hang Seng Bank, Ltd.	27,019	527,707
Henderson Land Development Company, Ltd.	40,688	278,140
HKT Trust & HKT, Ltd.	127,233	149,510
Hong Kong & China Gas Company, Ltd.	245,287	513,964
Hong Kong Exchanges and Clearing, Ltd.	39,264	1,383,450
Hysan Development Company, Ltd.	24,415	105,729
Kerry Properties, Ltd.	21,438	84,033
Kunlun Energy Company, Ltd.	118,000	119,923
Lee & Man Paper Manufacturing, Ltd.	36,000	22,941
Li & Fung Ltd.	211,600	167,751

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
MTR Corp., Ltd.	50,281	$233,936
New World Development Company, Ltd.	134,718	176,029
Nine Dragons Paper Holdings, Ltd.	81,000	70,657
Noble Group, Ltd.	116,038	65,374
NWS Holdings, Ltd.	53,471	77,295
PCCW, Ltd.	181,876	108,481
Power Assets Holdings, Ltd.	49,082	447,500
Shanghai Industrial Holdings, Ltd.	33,930	114,881
Shangri-La Asia, Ltd.	70,102	97,739
Shimao Property Holdings, Ltd.	64,000	125,984
Sino Biopharmaceutical, Ltd.	64,000	74,200
Sino Land Company, Ltd.	132,430	221,041
SJM Holdings, Ltd.	83,000	89,744
Sun Hung Kai Properties, Ltd.	57,130	924,522
Swire Pacific, Ltd.	22,163	278,300
Swire Properties, Ltd.	43,628	139,151
Techtronic Industries Company, Ltd.	49,000	160,212
The Bank of East Asia, Ltd.	48,727	212,878
The Link REIT	86,244	504,694
The Wharf Holdings, Ltd.	56,876	377,972
WH Group, Ltd. (I)(S)	125,803	85,623
Wheelock & Company, Ltd.	35,000	178,593
Yue Yuen Industrial Holdings, Ltd.	20,067	67,122
		21,955,520
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC	1,549	79,257
OTP Bank PLC	9,034	178,548
		257,805
India - 1.6%
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	373,631
GAIL India, Ltd., GDR	2,500	93,132
GAIL India, Ltd., GDR	300	11,176
ICICI Bank, Ltd., ADR	186,330	1,941,559
Infosys, Ltd., ADR (L)	200,348	3,175,516
Larsen & Toubro, Ltd., GDR (S)	18,019	504,464
Mahindra & Mahindra, Ltd., GDR	11,560	234,819
Reliance Capital, Ltd., GDR (L)(S)	4,327	24,642
Reliance Communication, Ltd., GDR (I)(S)	90,892	88,638
Reliance Industries, Ltd., GDR (S)	67,120	2,089,337
Reliance Infrastructure, Ltd., GDR (S)	1,988	36,381
State Bank of India, GDR	5,224	215,856
Tata Motors, Ltd., ADR	21,166	729,592
Tata Steel, Ltd., GDR	11,000	53,635
Ultratech Cement, Ltd., GDR	1,026	48,230
Vedanta, Ltd., ADR	9,500	102,600
Wipro Ltd., ADR (L)	53,749	643,376
		10,366,584
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	17,901
Astra Agro Lestari Tbk PT	17,500	30,059
Astra International Tbk PT	805,000	426,098
Bank Central Asia Tbk PT	428,500	432,732
Bank Danamon Indonesia Tbk PT	200,286	64,527
Bank Mandiri Persero Tbk PT	357,837	268,997
Bank Negara Indonesia Persero Tbk PT	276,500	109,622
Bank Rakyat Indonesia Persero Tbk PT	386,000	298,752
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	56,789
Gudang Garam Tbk PT	26,000	87,760
Indocement Tunggal Prakarsa Tbk PT	53,500	83,620
Indofood Sukses Makmur Tbk PT	253,500	124,741

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Kalbe Farma Tbk PT	855,000	$107,256
Perusahaan Gas Negara Persero Tbk PT	480,500	155,205
Semen Indonesia Persero Tbk PT	111,000	99,712
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	22,924
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	423,593
Telekomunikasi Indonesia Persero Tbk PT	179	7,767
Unilever Indonesia Tbk PT	66,500	196,595
United Tractors Tbk PT	92,779	141,499
		3,156,149
Ireland - 0.6%
Bank of Ireland (I)	853,257	345,396
CRH PLC	27,474	774,575
Experian PLC	35,808	651,286
Irish Bank Resolution Corp., Ltd (I)	38,483	0
James Hardie Industries PLC	16,532	220,045
Kerry Group PLC	5,738	425,650
Ryanair Holdings PLC, ADR	1,921	137,063
Shire PLC	20,905	1,679,697
		4,233,712
Israel - 0.4%
Bank Hapoalim BM	44,835	241,300
Bank Leumi Le-Israel BM (I)	54,437	230,024
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	111,083
Delek Group, Ltd.	163	48,059
Israel Chemicals, Ltd.	16,931	118,254
Israel Corp., Ltd.	93	32,824
Mizrahi Tefahot Bank, Ltd.	5,543	68,695
NICE Systems, Ltd.	2,975	188,948
Teva Pharmaceutical Industries, Ltd.	29,726	1,759,125
		2,798,312
Italy - 1.6%
Assicurazioni Generali SpA	40,662	732,884
Atlantia SpA	14,314	353,669
Banca Monte dei Paschi di Siena SpA (I)	76,120	148,322
Banco Popolare SC (I)	12,613	207,681
Enel Green Power SpA	77,743	151,973
Enel SpA	229,224	1,038,913
Eni SpA	88,590	1,573,505
EXOR SpA	3,038	145,125
Fiat Chrysler Automobiles NV (I)	31,182	457,446
Finmeccanica SpA (I)	17,213	216,524
Intesa Sanpaolo SpA	447,752	1,626,008
Intesa Sanpaolo SpA	42,950	137,124
Luxottica Group SpA	6,760	449,662
Mediobanca SpA	18,489	181,279
Pirelli & C. SpA	10,659	179,894
Prysmian SpA	7,382	159,572
Saipem SpA (I)(L)	10,004	105,713
Snam SpA	77,890	370,681
Telecom Italia SpA (I)	379,537	482,321
Telecom Italia SpA	233,394	238,007
Terna Rete Elettrica Nazionale SpA	57,188	252,871
UniCredit SpA	160,396	1,078,004
Unione di Banche Italiane SCpA	27,462	220,360
UnipolSai SpA	31,557	78,178
		10,585,716
Japan - 16.0%
ABC-Mart, Inc.	700	42,842
Acom Company, Ltd. (I)	22,800	87,401
Advantest Corp.	6,000	62,385

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aeon Company, Ltd.	22,200	$315,020
AEON Financial Service Company, Ltd	4,900	135,948
Aeon Mall Company, Ltd.	3,300	61,795
Air Water, Inc.	5,000	91,412
Aisin Seiki Company, Ltd.	6,300	267,871
Ajinomoto Company, Inc.	20,000	432,505
Alfresa Holdings Corp.	5,200	80,918
Amada Company, Ltd.	12,000	126,661
ANA Holdings, Inc.	54,000	146,412
Aozora Bank, Ltd.	49,000	184,878
Asahi Glass Company, Ltd.	41,000	246,145
Asahi Group Holdings, Ltd.	14,700	466,845
Asahi Kasei Corp.	46,000	377,319
Asics Corp.	5,900	152,416
Astellas Pharma, Inc.	75,100	1,069,863
Bandai Namco Holdings, Inc.	6,199	119,793
Benesse Holdings, Inc.	2,400	60,167
Bridgestone Corp.	22,100	816,873
Brother Industries, Ltd.	9,200	130,148
Calbee, Inc.	3,600	151,661
Canon, Inc.	39,400	1,278,072
Casio Computer Company, Ltd. (L)	6,700	132,156
Central Japan Railway Company	5,000	902,273
Chiyoda Corp.	6,000	53,105
Chubu Electric Power Company, Inc.	21,100	314,478
Chugai Pharmaceutical Company, Ltd.	8,600	296,643
Citizen Holdings Company, Ltd.	8,800	61,395
Credit Saison Company, Ltd.	5,000	107,053
Dai Nippon Printing Comapany, Ltd.	22,000	227,015
Daicel Corp.	12,534	160,839
Daihatsu Motor Company, Ltd.	8,000	113,866
Daiichi Sankyo Company, Ltd.	21,400	395,484
Daikin Industries Ltd.	8,500	611,051
Daito Trust Construction Company, Ltd.	2,600	269,088
Daiwa House Industry Company, Ltd.	19,000	442,661
Daiwa Securities Group, Inc.	60,900	455,575
Denso Corp.	17,200	855,754
Dentsu, Inc.	7,600	393,168
Don Quijote Holdings Company, Ltd.	5,200	221,255
East Japan Railway Company	11,500	1,033,841
Eisai Company, Ltd.	9,300	623,515
Electric Power Development Company, Ltd.	4,600	162,499
FamilyMart Company, Ltd.	1,700	78,175
FANUC Corp.	6,800	1,391,386
Fast Retailing Company, Ltd.	1,800	816,248
Fuji Electric Company, Ltd.	17,000	73,116
Fuji Heavy Industries, Ltd.	21,000	772,187
FUJIFILM Holdings Corp.	15,600	556,733
Fujitsu, Ltd.	70,000	391,114
Fukuoka Financial Group, Inc.	29,000	150,310
GungHo Online Entertainment, Inc.	13,000	50,590
Hakuhodo DY Holdings, Inc.	9,900	105,875
Hamamatsu Photonics KK	5,400	159,231
Hankyu Hanshin Holdings, Inc.	43,000	253,828
Hino Motors, Ltd.	10,000	123,623
Hirose Electric Company, Ltd.	1,365	195,575
Hisamitsu Pharmaceutical Company, Inc.	2,400	93,169
Hitachi Chemical Company, Ltd.	3,700	66,641
Hitachi Construction Machinery Company, Ltd.	4,100	71,772
Hitachi High-Technologies Corp.	3,200	89,958
Hitachi Metals, Ltd.	9,000	138,361
Hitachi, Ltd.	166,000	1,093,533
Hokuhoku Financial Group, Inc.	53,000	125,040

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuriku Electric Power Company	6,300	$93,843
Honda Motor Company, Ltd.	57,000	1,842,232
Hoya Corp.	16,000	640,796
Hulic Company, Ltd.	9,000	79,759
Ibiden Copany, Ltd.	4,400	74,410
Idemitsu Kosan Company, Ltd.	2,800	54,930
IHI Corp.	44,000	204,872
Iida Group Holdings Company, Ltd.	7,000	111,281
Inpex Corp.	31,000	351,880
Isetan Mitsukoshi Holdings, Ltd.	12,219	218,301
Isuzu Motors, Ltd.	23,000	301,750
ITOCHU Corp.	53,200	702,624
Itochu Techno-Solutions Corp.	1,600	39,846
J Front Retailing Company, Ltd.	9,000	169,392
Japan Airlines Company, Ltd.	4,000	139,398
Japan Display, Inc. (I)	18,000	67,943
Japan Exchange Group, Inc.	10,000	324,191
Japan Prime Realty Investment Corp.	28	86,936
Japan Real Estate Investment Corp.	42	190,608
Japan Retail Fund Investment Corp.	75	149,977
Japan Tobacco, Inc.	38,300	1,361,537
JFE Holdings, Inc.	18,400	407,669
JGC Corp.	7,000	132,140
JSR Corp.	6,500	114,746
JTEKT Corp.	7,300	138,046
JX Holdings, Inc.	84,911	366,081
Kajima Corp.	33,000	154,994
Kakaku.com, Inc.	5,000	72,343
Kamigumi Company, Ltd.	9,000	84,482
Kaneka Corp.	11,829	86,387
Kansai Electric Power Company, Inc. (I)	24,500	271,228
Kansai Paint Company, Ltd.	7,000	108,452
Kao Corp.	17,500	813,872
Kawasaki Heavy Industries, Ltd.	50,000	233,060
KDDI Corp.	59,400	1,433,438
Keihan Electric Railway Company, Ltd.	17,000	98,997
Keikyu Corp.	18,000	135,781
Keio Corp.	20,000	143,057
Keisei Electric Railway Company, Ltd.	8,000	95,115
Keyence Corp.	1,599	861,824
Kikkoman Corp.	5,000	156,118
Kintetsu Corp.	62,000	211,134
Kirin Holdings Company, Ltd.	27,500	378,790
Kobe Steel, Ltd.	105,000	176,653
Koito Manufacturing Company, Ltd.	4,000	155,749
Komatsu, Ltd.	31,700	636,007
Konami Corp.	3,700	68,776
Konica Minolta, Inc.	20,000	233,103
Kubota Corp.	40,000	634,255
Kuraray Company, Ltd.	13,200	161,243
Kurita Water Industries Ltd.	4,400	102,493
Kyocera Corp.	11,600	603,113
Kyowa Hakko Kirin Company, Ltd.	9,473	123,792
Kyushu Electric Power Company, Inc. (I)	16,300	188,981
Lawson, Inc.	2,100	143,706
Lixil Group Corp.	8,700	172,570
M3, Inc.	7,400	148,751
Mabuchi Motor Company, Ltd.	1,600	101,204
Makita Corp.	3,900	211,219
Marubeni Corp.	60,000	344,319
Marui Group Company, Ltd.	7,600	102,680
Maruichi Steel Tube, Ltd.	1,200	29,784
Mazda Motor Corp.	20,400	399,204

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
McDonald’s Holdings Company Japan, Ltd. (L)	2,600	$54,911
Medipal Holdings Corp.	5,490	89,419
MEIJI Holdings Company, Ltd.	2,500	322,575
Minebea Company, Ltd.	11,000	181,592
Miraca Holdings, Inc.	2,300	114,918
Mitsubishi Chemical Holdings Corp.	50,500	317,475
Mitsubishi Corp.	48,700	1,070,621
Mitsubishi Electric Corp.	67,000	865,151
Mitsubishi Estate Company, Ltd.	43,000	926,138
Mitsubishi Gas & Chemicals Company, Inc.	14,829	83,031
Mitsubishi Heavy Industries, Ltd.	112,000	680,843
Mitsubishi Logistics Corp.	5,943	77,999
Mitsubishi Materials Corp.	39,000	149,749
Mitsubishi Motors Corp.	24,700	210,050
Mitsubishi Tanabe Pharma Corp.	7,000	104,873
Mitsubishi UFJ Financial Group, Inc.	447,000	3,215,927
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	96,245
Mitsui & Company, Ltd.	62,800	853,209
Mitsui Chemicals, Inc	25,000	92,882
Mitsui Fudosan Company, Ltd.	34,000	951,419
Mitsui OSK Lines, Ltd.	47,000	150,447
Mixi, Inc. (L)	1,800	89,303
Mizuho Financial Group, Inc.	791,300	1,712,162
MS&AD Insurance Group Holdings, Inc.	17,100	532,294
Murata Manufacturing Company, Ltd.	6,900	1,204,157
Nabtesco Corp.	3,900	97,827
Nagoya Railroad Co Ltd.	30,000	112,172
NEC Corp.	95,000	287,484
Nexon Company, Ltd.	4,100	56,447
NGK Insulators, Ltd.	9,000	231,580
NGK Spark Plug Company, Ltd.	5,000	138,471
NH Foods, Ltd.	5,238	119,451
NHK Spring Company, Ltd.	4,600	50,648
Nidec Corp.	7,900	591,219
Nikon Corp.	13,700	158,327
Nintendo Company, Ltd.	4,000	667,310
Nippon Building Fund, Inc.	48	210,073
Nippon Electric Glass Company, Ltd.	14,000	70,798
Nippon Express Company, Ltd.	30,000	147,403
Nippon Paint Holdings Company, Ltd.	6,000	169,084
Nippon Prologis REIT, Inc.	60	110,409
Nippon Steel & Sumitomo Metal Corp.	269,000	697,478
Nippon Telegraph & Telephone Corp.	25,600	927,123
Nippon Yusen KK	55,000	153,123
Nissan Motor Company, Ltd.	84,600	883,812
Nisshin Seifun Group, Inc.	7,400	98,356
Nissin Foods Holdings Company, Ltd.	2,200	96,389
Nitori Holdings Company, Ltd.	2,100	171,210
Nitto Denko Corp.	6,000	492,734
NOK Corp.	3,800	117,738
Nomura Holdings, Inc.	125,400	846,682
Nomura Real Estate Holdings, Inc.	4,500	94,449
Nomura Research Institute, Ltd.	3,200	125,132
NSK, Ltd.	17,815	274,693
NTT Data Corp.	4,500	196,518
NTT DOCOMO, Inc.	55,200	1,059,761
NTT Urban Development Corp.	2,200	21,852
Obayashi Corp.	27,000	196,888
Odakyu Electric Railway Company, Ltd.	23,000	214,595
OJI Holdings Corp.	30,000	130,375
Olympus Corp.	9,000	310,725
Omron Corp.	7,100	308,412

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ono Pharmaceutical Company, Ltd.	2,900	$316,520
Oracle Corp. Japan	1,500	62,709
Orix Corp.	47,800	709,805
Osaka Gas Company, Ltd.	69,000	272,329
Otsuka Corp.	1,200	56,018
Otsuka Holdings Company, Ltd.	12,500	398,290
Panasonic Corp.	78,000	1,068,305
Park24 Company, Ltd.	5,000	85,597
Rakuten, Inc.	27,200	439,120
Recruit Holdings Company, Ltd.	5,000	152,471
Resona Holdings, Inc.	71,500	389,970
Ricoh Company, Ltd.	24,000	248,615
Rinnai Corp.	1,200	94,494
Rohm Company, Ltd.	3,800	254,597
Sankyo Company, Ltd.	1,900	67,267
Sanrio Company, Ltd.	1,700	46,190
Santen Pharmaceutical Company, Ltd.	14,000	198,082
SBI Holdings, Inc.	8,013	110,158
Secom Company, Ltd.	7,700	500,235
SEGA Sammy Holdings, Inc.	6,900	90,220
Seibu Holdings, Inc.	4,000	92,630
Seiko Epson Corp.	9,400	166,572
Sekisui Chemical Company, Ltd.	17,000	208,693
Sekisui House, Ltd.	20,000	317,619
Seven & I Holdings Company, Ltd.	26,100	1,120,359
Seven Bank Ltd.	20,400	94,436
Sharp Corp. (I)(L)	41,000	49,820
Shikoku Electric Power Company, Inc.	6,400	95,807
Shimadzu Corp.	9,000	122,149
Shimamura Company, Ltd.	700	73,492
Shimano, Inc.	2,600	354,797
Shimizu Corp.	20,000	168,311
Shin-Etsu Chemical Company, Ltd.	14,600	905,359
Shinsei Bank, Ltd.	69,000	139,053
Shionogi & Company, Ltd.	9,500	368,156
Shiseido Company, Ltd.	14,200	322,075
Showa Shell Sekiyu KK	6,845	59,809
SMC Corp.	2,000	601,838
SoftBank Group Corp.	33,700	1,985,031
Sompo Japan Nipponkoa Holdings, Inc.	11,500	421,087
Sony Corp.	40,900	1,161,432
Sony Financial Holdings, Inc.	5,800	101,551
Stanley Electric Company, Ltd.	4,500	93,721
Sumitomo Chemical Company, Ltd.	49,000	294,412
Sumitomo Corp.	41,300	480,708
Sumitomo Dainippon Pharma Company, Ltd.	7,200	79,346
Sumitomo Electric Industries, Ltd.	26,500	410,150
Sumitomo Heavy Industries, Ltd.	20,010	116,545
Sumitomo Metal Mining Company, Ltd.	17,000	258,553
Sumitomo Mitsui Financial Group, Inc.	43,800	1,949,941
Sumitomo Mitsui Trust Holdings, Inc.	117,000	535,228
Sumitomo Realty &
Development Company, Ltd.	13,000	455,610
Sumitomo Rubber Industries, Ltd.	7,100	109,981
Suntory Beverage & Food, Ltd.	5,000	199,055
Suruga Bank, Ltd.	6,000	128,527
Suzuken Company, Ltd.	2,640	84,462
Suzuki Motor Corp.	13,000	438,743
Sysmex Corp.	4,800	285,876
T&D Holdings, Inc.	23,300	347,345
Taiheiyo Cement Corp.	42,000	122,824
Taisei Corp.	37,000	212,417
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	81,063

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taiyo Nippon Sanso Corp.	7,100	$85,922
Takashimaya Company, Ltd.	11,181	101,349
Takeda Pharmaceutical Company, Ltd.	27,100	1,308,080
TDK Corp.	4,900	375,205
Teijin, Ltd.	32,000	124,175
Terumo Corp.	11,800	282,966
The Bank of Kyoto, Ltd.	13,000	149,541
The Bank of Yokohama, Ltd.	44,000	269,455
The Chiba Bank, Ltd.	31,000	236,059
The Chugoku Bank, Ltd.	6,000	94,571
The Chugoku Electric Power Company, Inc.	12,400	180,884
The Dai-ichi Life Insurance Company, Ltd.	37,100	728,552
The Gunma Bank, Ltd.	14,000	103,297
The Hachijuni Bank, Ltd.	13,000	98,021
The Hiroshima Bank, Ltd.	24,000	143,310
The Iyo Bank, Ltd.	10,000	122,770
The Joyo Bank, Ltd.	23,000	128,787
The Oriental Land Company, Ltd.	7,200	459,282
The Shizuoka Bank, Ltd.	22,000	229,652
The Yokohama Rubber Company, Ltd.	5,000	100,328
THK Company, Ltd.	4,000	86,321
Tobu Railway Company, Ltd.	40,000	171,819
Toho Company, Ltd.	4,567	113,559
Toho Gas Company, Ltd.	14,000	82,882
Tohoku Electric Power Company, Inc.	18,500	250,481
Tokio Marine Holdings, Inc.	23,500	977,344
Tokyo Electric Power Company, Inc. (I)	54,500	296,911
Tokyo Electron, Ltd.	5,800	368,631
Tokyo Gas Company, Ltd.	90,000	477,781
Tokyo Tatemono Company, Ltd.	7,500	104,098
Tokyu Corp.	44,000	294,477
Tokyu Fudosan Holdings Corp.	15,000	115,607
TonenGeneral Sekiyu KK	10,000	93,020
Toppan Printing Company, Ltd.	24,000	200,639
Toray Industries, Inc.	49,000	414,182
Toshiba Corp.	138,000	473,243
TOTO Ltd.	9,000	162,215
Toyo Seikan Group Holdings, Ltd.	4,800	77,008
Toyo Suisan Kaisha, Ltd.	4,000	145,747
Toyoda Gosei Company, Ltd.	2,466	59,441
Toyota Industries Corp.	6,100	347,373
Toyota Motor Corp.	95,700	6,403,984
Toyota Tsusho Corp.	7,900	211,982
Trend Micro, Inc.	4,000	136,827
Unicharm Corp.	12,900	306,433
United Urban Investment Corp.	85	120,035
USS Company, Ltd.	7,770	140,133
West Japan Railway Company	6,100	390,273
Yahoo Japan Corp.	52,400	211,489
Yakult Honsha Company, Ltd.	2,843	168,390
Yamada Denki Company, Ltd.	33,400	133,609
Yamaguchi Financial Group, Inc.	7,000	87,166
Yamaha Corp.	4,400	88,680
Yamaha Motor Company, Ltd.	8,100	176,982
Yamato Holdings Company, Ltd.	12,800	247,496
Yamazaki Baking Company, Ltd.	4,000	66,604
Yaskawa Electric Corp.	9,000	115,114
Yokogawa Electric Corp.	7,686	98,990
		105,675,276
Jersey, Channel Islands - 0.0%
Randgold Resources Ltd.	3,491	234,162

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.3%
Altice SA (I)	3,193	$440,506
ArcelorMittal	36,457	354,057
Millicom International Cellular SA, SDR	2,700	199,179
RTL Group SA	1,422	128,549
SES SA	11,632	391,045
Tenaris SA	16,418	221,451
		1,734,787
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	58,640
Sands China, Ltd.	88,800	298,439
Wynn Macau, Ltd.	61,415	102,334
		459,413
Malaysia - 0.7%
AirAsia BHD	21,700	8,854
Alliance Financial Group BHD	53,600	62,307
AMMB Holdings BHD	59,087	94,335
Astro Malaysia Holdings BHD	78,000	63,653
Axiata Group BHD	90,800	153,960
Berjaya Sports Toto BHD	11,542	10,031
British American Tobacco Malaysia BHD	4,300	70,593
Bumi Armada BHD	83,400	25,167
CIMB Group Holdings BHD	178,448	258,547
Dialog Group BHD	166,000	69,883
DiGi.Com BHD	110,800	157,260
Felda Global Ventures Holdings BHD	39,000	16,824
Gamuda BHD	62,000	76,683
Genting BHD	72,900	155,694
Genting Malaysia BHD	105,700	117,580
Genting Plantations BHD	15,000	39,399
Hong Leong Bank BHD	20,060	71,173
Hong Leong Financial Group BHD	5,600	22,486
IHH Healthcare Bhd	71,800	107,637
IJM Corp. BHD	43,710	75,547
IOI Corp. BHD	114,466	123,113
IOI Properties Group BHD	66,770	32,701
Kuala Lumpur Kepong BHD	17,150	97,129
Lafarge Malaysia BHD	9,360	20,978
Malayan Banking BHD	185,313	448,718
Malaysia Airports Holdings BHD	34,427	56,606
Maxis BHD	67,200	113,307
MISC BHD	26,280	53,760
Petronas Chemicals Group BHD	99,800	166,941
Petronas Dagangan BHD	12,200	66,512
Petronas Gas BHD	21,200	119,416
PPB Group BHD	17,700	70,848
Public Bank BHD	97,378	483,025
RHB Capital BHD	18,637	36,397
Sapurakencana Petroleum BHD	80,300	50,156
Sime Darby BHD	102,681	231,827
Telekom Malaysia BHD	42,705	73,882
Tenaga Nasional BHD	124,350	416,558
UEM Sunrise BHD	36,187	9,346
UMW Holdings BHD	25,500	68,478
YTL Corp. BHD	153,792	63,151
YTL Power International BHD	51,383	21,776
		4,482,238
Malta - 0.0%
Brait SE (I)	13,962	141,552
Mexico - 1.0%
Alfa SAB de CV, Class A	97,680	187,188
America Movil SAB de CV, Series L	1,194,332	1,276,588

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Arca Continental SAB de CV	7,500	$42,593
Cemex SAB de CV (I)	452,431	415,082
Coca-Cola Femsa SAB de CV, Series L	15,312	121,678
Controladora Comercial Mexicana SAB de CV	20,600	64,549
El Puerto de Liverpool SAB de CV	4,600	53,122
Fibra Uno Administracion SA de CV	71,200	169,331
Fomento Economico Mexicano SAB de CV	69,820	622,083
Fresnillo PLC	7,504	81,829
Gantera SAB de CV	28,000	49,792
Gruma SAB de CV, Class B	6,000	77,398
Grupo Aeroportuario del Pacifico SAB de CV,
B Shares	18,400	125,964
Grupo Aeroportuario del Sureste SAB de CV,
B Shares	9,800	139,230
Grupo Bimbo SAB de CV, Series A (I)	63,384	163,768
Grupo Carso SAB de CV, Series A1	17,777	74,083
Grupo Financiero Banorte SAB de CV, Series O	94,062	517,184
Grupo Financiero Inbursa SAB de CV, Series O	64,238	145,703
Grupo Financiero Santander Mexico SAB
de CV, Class B	65,000	120,013
Grupo Mexico SAB de CV, Series B	132,866	399,760
Grupo Televisa SAB	91,626	711,380
Industrias Penoles SAB de CV	4,883	79,890
Kimberly-Clark de Mexico SAB de CV	56,178	121,488
Mexichem SAB de CV	31,640	91,392
OHL Mexico SAB de CV (I)	27,000	35,044
Promotora y Operadora de Infraestructura
SAB de CV (I)	9,800	104,874
Wal-Mart de Mexico SAB de CV	199,088	486,273
		6,477,279
Netherlands - 2.5%
Aegon NV	65,886	486,121
Akzo Nobel NV	8,523	622,258
ASML Holding NV	12,384	1,288,154
Boskalis Westminster NV	2,648	129,984
Delta Lloyd NV	4,971	81,572
Gemalto NV	2,994	267,628
Heineken Holding NV	4,171	292,344
Heineken NV	8,722	663,112
ING Groep NV	134,847	2,239,190
Koninklijke Ahold NV	34,366	645,142
Koninklijke DSM NV	6,534	379,366
Koninklijke KPN NV	114,399	438,588
Koninklijke Philips NV	34,071	869,578
Koninklijke Vopak NV	2,830	143,134
NN Group NV	4,304	121,211
OCI NV (I)	3,633	102,965
QIAGEN NV (I)	8,422	206,986
Randstad Holding NV	4,700	305,818
Royal Dutch Shell PLC, A Shares	140,898	3,983,748
Royal Dutch Shell PLC, B Shares	86,119	2,451,838
TNT Express NV	12,285	104,334
Wolters Kluwer NV	11,636	346,332
		16,169,403
New Zealand - 0.1%
Auckland International Airport, Ltd.	32,864	109,992
Contact Energy, Ltd.	8,664	29,401
Fletcher Building, Ltd.	23,909	131,564
Meridian Energy, Ltd.	43,320	63,408
Mighty River Power, Ltd.	24,155	45,681
Ryman Healthcare, Ltd.	12,940	69,449

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	63,312	$119,835
		569,330
Norway - 0.4%
DNB ASA	34,358	572,185
Gjensidige Forsikring ASA	6,934	111,650
Norsk Hydro ASA	44,388	186,293
Orkla ASA	33,366	261,793
Statoil ASA	39,875	713,085
Telenor ASA	26,027	570,638
Yara International ASA	6,981	363,767
		2,779,411
Peru - 0.1%
Compania de Minas Buenaventura SA, ADR	7,964	82,666
Credicorp, Ltd.	2,734	379,807
Southern Copper Corp.	6,974	205,105
		667,578
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	109,598
Aboitiz Power Corp.	72,200	72,806
Ayala Corp.	7,160	125,402
Ayala Land, Inc.	253,800	209,811
Bank of the Philippine Islands	29,885	62,610
BDO Unibank, Inc.	64,484	154,885
Energy Development Corp.	244,436	40,534
Globe Telecom, Inc.	970	53,960
JG Summit Holdings, Inc.	85,100	135,330
Jollibee Foods Corp.	18,900	82,681
Megaworld Corp.	564,000	59,470
Metropolitan Bank & Trust Company	46,417	96,750
Philippine Long Distance Telephone Company	3,730	232,400
SM Investments Corp.	5,535	109,836
SM Prime Holdings, Inc.	241,744	107,119
Universal Robina Corp.	30,280	130,198
		1,783,390
Poland - 0.3%
Alior Bank SA (I)	2,380	56,461
Bank Handlowy w Warszawie SA	1,164	30,943
Bank Millennium SA (I)	12,341	21,494
Bank Pekao SA	4,928	235,819
Bank Zachodni WBK SA (I)	1,033	93,696
Boryszew SA	2,380	3,713
CCC SA	1,215	56,263
Cyfrowy Polsat SA (I)	6,360	39,982
Enea SA	3,933	16,678
Energa SA	7,178	43,433
Eurocash SA	2,447	24,294
Grupa Lotos SA (I)	3,293	26,238
KGHM Polska Miedz SA	5,681	160,917
LPP SA	42	74,231
mBank (I)	525	57,556
Orange Polska SA (L)	26,179	56,698
PGE Polska Grupa Energetyczna SA	26,654	130,713
Polski Koncern Naftowy Orlen SA	11,432	224,538
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	110,750
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	30,479	251,999
Powszechny Zaklad Ubezpieczen SA	2,300	264,652
Synthos SA	14,988	18,529
Tauron Polska Energia SA	37,474	43,634
		2,043,231

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Portugal - 0.1%
Banco Comercial Portugues SA (I)	1,442,578	$126,099
EDP - Energias de Portugal SA	84,624	322,418
Galp Energia SGPS SA	15,169	178,559
Jeronimo Martins SGPS SA	7,332	94,539
		721,615
Russia - 0.8%
Gazprom OAO, ADR	251,662	1,326,259
Gazprom OAO, ADR	3,680	19,173
Lukoil OAO, ADR	29,756	1,336,342
MMC Norilsk Nickel PJSC, ADR	39,185	660,239
Mobile TeleSystems OJSC, ADR	20,264	198,182
NovaTek OAO, GDR (I)	3,606	367,115
Rosneft OAO, GDR	30,000	123,828
Rosneft OAO, GDR	9,131	37,689
Sberbank of Russia, ADR	40,000	212,400
Sberbank of Russia, ADR	34,900	182,208
Severstal PAO, GDR	4,250	44,901
Sistema JSFC, GDR	3,202	28,409
Surgutneftegas OAO, ADR	22,274	169,282
Surgutneftegas OAO, ADR	23,070	136,296
Tatneft OAO, ADR	7,986	255,703
Uralkali PJSC, GDR	6,000	77,005
VTB Bank OSJC, GDR	50,760	138,702
		5,313,733
Singapore - 1.0%
Ascendas Real Estate Investment Trust	70,864	129,378
CapitaLand Commercial Trust	71,000	82,174
CapitaLand Mall Trust	90,402	144,199
CapitaLand, Ltd.	89,999	233,706
City Developments, Ltd.	14,000	101,592
ComfortDelGro Corp., Ltd.	70,000	162,564
DBS Group Holdings, Ltd.	62,194	954,283
Genting Singapore PLC	226,200	150,184
Global Logistic Properties, Ltd.	108,000	202,745
Golden Agri-Resources, Ltd.	284,496	86,627
Hutchison Port Holdings Trust	215,400	135,669
Jardine Cycle & Carriage, Ltd.	4,547	111,631
Keppel Corp., Ltd.	49,969	304,567
Oversea-Chinese Banking Corp., Ltd.	101,410	765,844
Sembcorp Industries, Ltd.	38,019	109,731
Sembcorp Marine, Ltd. (L)	36,999	77,951
Singapore Airlines, Ltd.	23,140	184,241
Singapore Exchange, Ltd.	37,000	214,939
Singapore Press Holdings, Ltd.	59,500	180,148
Singapore Technologies Engineering, Ltd.	54,000	132,214
Singapore Telecommunications, Ltd.	279,840	873,302
StarHub, Ltd.	21,000	61,561
Suntec Real Estate Investment Trust	82,000	105,031
United Overseas Bank, Ltd.	44,650	763,916
UOL Group, Ltd.	25,367	130,203
Wilmar International, Ltd.	72,000	175,240
		6,573,640
South Africa - 1.6%
African Bank Investments, Ltd. (I)	52,291	1,332
African Rainbow Minerals, Ltd.	5,606	38,129
Anglo American Platinum, Ltd. (I)	2,632	59,349
AngloGold Ashanti, Ltd. (I)	14,430	129,175
Aspen Pharmacare Holdings, Ltd. (I)	11,866	350,907
Barclays Africa Group, Ltd.	12,071	181,466
Bidvest Group, Ltd.	11,166	282,536
Coronation Fund Managers, Ltd.	8,138	55,090

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Discovery, Ltd.	16,606	$172,463
Exxaro Resources, Ltd.	4,891	34,966
FirstRand, Ltd.	118,126	517,535
Gold Fields, Ltd.	29,492	94,340
Growthpoint Properties, Ltd.	79,206	172,177
Impala Platinum Holdings, Ltd. (I)	22,733	101,442
Imperial Holdings, Ltd.	6,917	105,329
Investec PLC	19,237	172,843
Investec, Ltd.	7,953	71,550
Kumba Iron Ore, Ltd.	3,135	38,886
Liberty Holdings, Ltd.	4,754	56,785
Life Healthcare Group Holdings, Ltd.	40,397	124,509
Massmart Holdings, Ltd.	4,351	53,534
Mediclinic International, Ltd.	12,912	108,542
MMI Holdings, Ltd.	19,936	49,428
Mr. Price Group, Ltd.	8,969	184,608
MTN Group, Ltd.	59,164	1,111,347
Naspers, Ltd.	13,874	2,157,468
Nedbank Group, Ltd.	7,167	142,320
Netcare, Ltd.	36,217	113,944
Pick n Pay Stores, Ltd.	7,147	33,771
Rand Merchant Insurance Holdings, Ltd.	31,391	109,468
Redefine Properties, Ltd.	121,172	101,644
Remgro, Ltd.	18,654	392,056
RMB Holdings, Ltd.	31,391	171,423
Sanlam, Ltd.	64,030	348,552
Sappi, Ltd. (I)	26,810	95,005
Sasol, Ltd.	19,396	718,229
Shoprite Holdings, Ltd.	16,492	235,077
Standard Bank Group, Ltd.	42,608	560,695
Steinhoff International Holdings, Ltd.	78,071	494,090
The Foschini Group, Ltd.	6,632	86,695
The SPAR Group, Ltd.	5,706	88,951
Tiger Brands, Ltd.	6,286	146,640
Truworths International, Ltd.	18,481	130,051
Vodacom Group, Ltd.	13,061	148,942
Woolworths Holdings, Ltd.	26,688	216,255
		10,759,544
South Korea - 2.9%
AMOREPACIFIC Corp.	1,183	442,396
AMOREPACIFIC Group	770	128,859
BNK Financial Group, Inc.	6,581	83,669
Celltrion, Inc.	2,680	187,435
Cheil Industries, Inc. (I)	560	89,089
Cheil Worldwide, Inc. (I)	3,910	60,529
CJ CheilJedang Corp.	326	128,781
CJ Corp.	456	120,810
Coway Company, Ltd.	1,930	158,016
Daelim Industrial Company, Ltd.	877	64,378
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	11,777
Daewoo International Corp.	1,626	37,572
Daewoo Securities Company, Ltd.	7,159	97,589
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	48,032
Daum Communications Corp.	874	98,819
DGB Financial Group, Inc.	4,763	49,881
Dongbu Insurance Company, Ltd.	1,810	91,527
Doosan Corp.	163	15,919
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	43,617
Doosan Infracore Company, Ltd. (I)	4,470	39,197
E-Mart Company, Ltd.	817	169,124

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
GS Engineering & Construction Corp. (I)	1,468	$35,169
GS Holdings Corp.	2,038	90,687
Halla Visteon Climate Control Corp.	1,890	65,282
Hana Financial Group, Inc.	9,912	257,768
Hankook Tire Company, Ltd.	3,008	113,126
Hanssem Company, Ltd.	370	93,163
Hanwha Chemical Corp.	2,217	37,104
Hanwha Corp.	2,040	86,242
Hanwha Life Insurance Company, Ltd.	8,120	57,735
Hotel Shilla Company, Ltd.	1,190	118,964
Hyosung Corp.	1,033	133,017
Hyundai Department Store Company, Ltd.	494	65,017
Hyundai Development Company	2,360	139,807
Hyundai Engineering &
Construction Company, Ltd.	2,649	97,317
Hyundai Glovis Company, Ltd.	539	97,455
Hyundai Heavy Industries Company, Ltd. (I)	1,587	157,531
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	70,001
Hyundai Merchant Marine Company, Ltd. (I)	2,712	16,774
Hyundai Mipo Dockyard Company, Ltd. (I)	513	29,735
Hyundai Mobis Company, Ltd.	2,332	442,725
Hyundai Motor Company	5,356	652,021
Hyundai Steel Company	2,189	132,803
Hyundai Wia Corp.	644	59,345
Industrial Bank of Korea	7,080	91,590
Kangwon Land, Inc.	4,000	132,546
KB Financial Group, Inc.	10,980	362,646
KB Financial Group, Inc., ADR	2,772	91,116
KCC Corp.	196	86,245
KEPCO Plant Service &
Engineering Company, Ltd.	700	74,028
Kia Motors Corp.	8,934	362,452
Korea Aerospace Industries, Ltd.	1,710	121,692
Korea Electric Power Corp.	6,370	260,374
Korea Electric Power Corp., ADR	4,277	87,080
Korea Gas Corp.	1,166	45,153
Korea Investment Holdings Company, Ltd.	1,170	66,652
Korea Zinc Company, Ltd.	339	164,920
Korean Air Lines Company, Ltd. (I)	1,090	39,541
KT Corp. (I)	2,633	67,092
KT&G Corp.	3,640	309,367
Kumho Petrochemical Company, Ltd.	614	38,919
LG Chem, Ltd.	1,568	391,038
LG Corp.	3,654	202,148
LG Display Company, Ltd.	7,650	176,628
LG Display Company, Ltd., ADR (L)	2,417	28,013
LG Electronics, Inc.	3,460	146,289
LG Household & Health Care, Ltd.	362	250,936
LG Innotek Company, Ltd.	210	18,851
LG Uplus Corp.	6,602	58,322
Lotte Chemical Corp.	562	145,397
Lotte Confectionery Company, Ltd.	20	34,808
Lotte Shopping Company, Ltd.	410	86,100
LS Corp.	793	30,849
LS Industrial Systems Company, Ltd.	735	30,070
Mirae Asset Securities Company, Ltd.	919	41,484
NAVER Corp.	965	547,769
NCSoft Corp.	632	112,305
NH Investment & Securities Company, Ltd.	3,944	42,991
OCI Company, Ltd.	650	52,369
Orion Corp.	143	134,096
POSCO	2,241	448,737

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
S-1 Corp.	810	$56,946
S-Oil Corp.	1,778	107,460
Samsung C&T Corp.	4,135	245,496
Samsung Card Company, Ltd.	1,490	49,350
Samsung Electro-Mechanics Company, Ltd.	2,318	106,027
Samsung Electronics Company, Ltd.	3,886	4,409,002
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	287,216
Samsung Heavy Industries Company, Ltd.	6,270	95,614
Samsung Life Insurance Company, Ltd.	3,008	289,826
Samsung SDI Company, Ltd.	1,793	177,830
Samsung SDS Company, Ltd.	930	215,994
Samsung Securities Company, Ltd.	2,498	121,982
Shinhan Financial Group Company, Ltd.	14,125	525,760
Shinhan Financial Group Company, Ltd., ADR	350	12,971
Shinsegae Company, Ltd.	197	47,259
SK C&C Company, Ltd.	585	144,750
SK Holdings Company, Ltd.	1,019	180,617
SK Hynix, Inc.	19,510	739,459
SK Innovation Company, Ltd. (I)	2,274	247,932
SK Networks Company, Ltd.	3,090	24,851
SK Telecom Company, Ltd.	257	57,505
Woori Bank	12,174	106,775
Yuhan Corp.	350	85,578
		18,932,617
Spain - 2.4%
Abertis Infraestructuras SA	15,931	261,615
ACS Actividades de Construccion
y Servicios SA	6,870	221,599
Aena SA (I)(S)	2,065	215,416
Amadeus IT Holding SA, A Shares	15,517	619,443
Banco Bilbao Vizcaya Argentaria SA	224,319	2,210,434
Banco de Sabadell SA (L)	154,058	373,158
Banco Popular Espanol SA	61,713	300,273
Banco Santander SA	508,598	3,577,495
Banco Santander SA, ADR	21,368	137,455
Bankia SA	160,432	204,251
Bankinter SA	23,159	171,769
CaixaBank SA	79,245	368,752
Distribuidora Internacional
de Alimentacion SA (I)	23,600	180,861
Enagas SA	7,812	212,662
Endesa SA	10,933	209,386
Ferrovial SA	15,351	333,523
Gas Natural SDG SA	12,174	276,439
Grifols SA	4,281	172,875
Grifols SA, B Shares	427	13,276
Iberdrola SA	184,221	1,243,779
Industria de Diseno Textil SA	37,987	1,239,036
Mapfre SA	30,375	104,979
Red Electrica Corp. SA	4,146	332,924
Repsol SA	36,141	637,009
Telefonica SA	158,793	2,262,073
Zardoya Otis SA	5,733	62,571
		15,943,053
Sweden - 2.0%
Alfa Laval AB	10,314	181,536
Assa Abloy AB, B Shares	34,221	644,238
Atlas Copco AB, A Shares	23,341	653,042
Atlas Copco AB, B Shares	13,732	342,073
Boliden AB (L)	10,826	197,366
Electrolux AB, Series B	9,396	294,406

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Elekta AB, B Shares (L)	15,376	$96,420
Getinge AB, B Shares	6,512	156,783
Hennes & Mauritz AB, B Shares	33,066	1,272,669
Hexagon AB, B Shares	9,601	347,753
Husqvarna AB, B Shares	18,793	141,561
ICA Gruppen AB	2,659	94,336
Industrivarden AB, C Shares	2,860	53,898
Investment AB Kinnevik, B Shares	7,421	234,725
Investor AB, B Shares	16,147	602,052
Lundin Petroleum AB (I)	8,518	146,139
Nordea Bank AB	100,775	1,256,841
Sandvik AB	40,462	447,319
Securitas AB, B Shares	14,347	189,480
Skandinaviska Enskilda Banken AB, A Shares	56,007	716,405
Skanska AB, B Shares	14,150	286,736
SKF AB, B Shares	15,548	354,775
Svenska Cellulosa AB, B Shares	19,945	507,165
Svenska Handelsbanken AB, A Shares	55,455	809,546
Swedbank AB, A Shares	32,393	755,224
Swedish Match AB	8,709	247,602
Tele2 AB, B Shares	12,690	147,780
Telefonaktiebolaget LM Ericsson, B Shares	105,801	1,101,932
TeliaSonera AB	82,426	485,797
Volvo AB, B Shares	52,551	652,553
		13,418,152
Switzerland - 6.9%
ABB, Ltd. (I)	76,786	1,609,307
Actelion, Ltd. (I)	3,508	513,752
Adecco SA (I)	5,898	478,667
Aryzta AG (I)	3,464	170,440
Baloise Holding AG	1,589	193,748
Barry Callebaut AG (I)	81	92,327
Chocoladefabriken Lindt & Sprungli AG	35	185,128
Chocoladefabriken Lindt & Sprungli AG	4	250,362
Cie Financiere Richemont SA	18,244	1,482,834
Coca-Cola HBC AG (I)	7,325	157,202
Credit Suisse Group AG (I)	54,451	1,502,167
EMS-Chemie Holding AG	400	168,998
Geberit AG, ADR	1,444	481,422
Givaudan SA (I)	319	552,287
Glencore PLC (I)	394,074	1,580,307
Holcim, Ltd. (I)	8,405	620,168
Julius Baer Group, Ltd. (I)	8,521	478,147
Kuehne + Nagel International AG	2,068	274,596
Lonza Group AG (I)	1,729	231,107
Nestle SA	113,673	8,201,579
Novartis AG	81,094	7,976,443
Pargesa Holding SA, ADR	1,375	92,585
Partners Group Holding AG	751	224,465
Roche Holding AG	24,777	6,947,260
Schindler Holding AG	1,670	273,130
Schindler Holding AG	806	131,631
SGS SA	194	353,777
Sika AG	91	320,947
Sonova Holding AG	1,863	251,924
STMicroelectronics NV	24,208	198,190
Sulzer AG	981	100,907
Swiss Life Holding AG (I)	1,089	249,360
Swiss Prime Site AG	2,297	174,300
Swiss Re AG (I)	12,928	1,144,422
Swisscom AG	890	498,798
Syngenta AG	3,314	1,352,185
The Swatch Group AG	1,109	432,153

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG	1,748	$131,301
Transocean, Ltd. (I)(L)	14,101	228,603
UBS Group AG	127,840	2,712,314
Wolseley PLC	9,747	621,605
Zurich Insurance Group AG (I)	5,321	1,619,870
		45,260,715
Taiwan - 2.2%
Acer, Inc. (I)	58,018	28,091
Advanced Semiconductor Engineering, Inc.	215,933	292,569
Advantech Company, Ltd.	1,991	13,671
Asia Cement Corp.	36,863	43,593
Asustek Computer, Inc.	24,952	243,007
AU Optronics Corp.	163,827	72,686
Catcher Technology Company, Ltd.	22,184	277,345
Cathay Financial Holdings Company, Ltd.	301,901	527,104
Chang Hwa Commercial Bank	86,556	49,643
Cheng Shin Rubber Industry Company, Ltd.	77,680	171,986
China Airlines, Ltd. (I)	26,874	11,448
China Development Financial Holdings Corp.	479,153	181,557
China Life Insurance Company, Ltd.	100,000	102,322
China Motor Corp.	65	51
China Steel Corp.	438,388	350,212
Chunghwa Telecom Company, Ltd.	141,148	450,448
Compal Electronics, Inc.	79,764	60,672
CTBC Financial Holding Company, Ltd.	554,242	436,559
Delta Electronics, Inc.	67,331	344,457
E.Sun Financial Holding Company, Ltd.	253,547	169,217
Epistar Corp.	10,064	13,451
Eva Airways Corp. (I)	27,102	18,506
Evergreen Marine Corp Taiwan, Ltd. (I)	8,799	4,568
Far Eastern New Century Corp.	63,603	67,372
Far EasTone
Telecommunications Company, Ltd.	69,159	167,173
First Financial Holding Company, Ltd.	123,903	75,899
Formosa Chemicals & Fibre Corp.	119,212	286,749
Formosa Petrochemical Corp.	24,720	63,464
Formosa Plastics Corp.	154,086	362,822
Formosa Taffeta Company, Ltd.	5,000	5,306
Foxconn Technology Company, Ltd.	15,208	55,178
Fubon Financial Holding Company, Ltd.	211,112	419,561
Hon Hai Precision Industry Company, Ltd.	457,542	1,437,773
Hotai Motor Company, Ltd.	9,000	127,533
HTC Corp. (I)	26,997	62,872
Hua Nan Financial Holdings Company, Ltd.	80,813	46,487
Innolux Corp.	100,841	52,540
Inotera Memories, Inc. (I)	79,000	62,912
Inventec Corp.	25,899	17,920
Kinsus Interconnect Technology Corp.	1,035	2,836
Largan Precision Company, Ltd.	3,143	358,776
Lite-On Technology Corp.	39,234	46,031
MediaTek, Inc.	49,340	674,458
Mega Financial Holding Company, Ltd.	358,065	322,520
Nan Ya Plastics Corp.	176,992	415,436
Novatek Microelectronics Corp.	7,361	35,505
Pan-International Industrial Corp.	328	157
Pegatron Corp.	32,989	96,524
Pou Chen Corp.	36,641	52,268
Powertech Technology, Inc.	13,149	28,452
President Chain Store Corp.	7,496	52,700
Quanta Computer, Inc.	92,771	219,374
Realtek Semiconductor Corp.	5,999	15,374
Shin Kong Financial Holding Company, Ltd.	102,847	31,394
Siliconware Precision Industries Company	54,855	83,697

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd.	128,366	$56,777
Synnex Technology International Corp.	23,741	35,197
Taishin Financial Holdings Company, Ltd.	87,836	36,595
Taiwan Cement Corp.	60,781	76,737
Taiwan Cooperative Financial
Holding Company, Ltd.	61,976	32,431
Taiwan Fertilizer Company, Ltd.	13,000	21,495
Taiwan Glass Industry Corp.	11,254	5,415
Taiwan Mobile Company, Ltd.	62,257	207,881
Taiwan Semiconductor
Manufacturing Company, Ltd.	858,227	3,903,748
Teco Electric & Machinery Company, Ltd.	16,000	12,421
TPK Holding Company, Ltd.	8,000	46,335
Transcend Information, Inc.	6,608	24,316
U-Ming Marine Transport Corp.	5,000	6,788
Uni-President Enterprises Corp.	172,584	306,045
United Microelectronics Corp.	258,313	109,097
Wistron Corp.	37,862	28,702
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,173
Yuanta Financial Holdings Company, Ltd.	184,430	99,748
Yulon Motor Company, Ltd.	17,510	20,314
		14,641,441
Thailand - 0.5%
Advanced Info Service PCL	48,400	343,918
Airports of Thailand PCL	15,000	134,565
Bangkok Bank PCL	34,900	184,079
Banpu PCL	55,000	41,524
BEC World PCL	46,019	51,094
Charoen Pokphand Foods PCL	136,200	96,780
CP ALL PCL	173,500	237,580
Glow Energy PCL	27,900	70,420
IRPC PCL	528,400	70,087
Kasikornbank PCL	61,800	344,711
Krung Thai Bank PCL	164,375	83,220
PTT Exploration & Production PCL	60,147	194,106
PTT Global Chemical PCL	65,273	133,829
PTT PCL	34,300	364,575
Siam Cement PCL, Foreign Shares	11,300	172,956
Siam Commercial Bank PCL	70,748	325,719
Thai Oil PCL	28,800	46,898
True Corp. PCL (I)	200,000	67,505
		2,963,566
Turkey - 0.3%
Akbank TAS	67,697	195,684
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	73,208
Arcelik AS	6,139	33,297
BIM Birlesik Magazalar AS	8,214	147,092
Coca-Cola Icecek AS	2,884	47,986
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	18,332
Enka Insaat ve Sanayi AS	28,031	53,325
Eregli Demir ve Celik Fabrikalari TAS	30,186	48,837
Ford Otomotiv Sanayi AS	4,572	61,163
Haci Omer Sabanci Holding AS	31,762	119,650
KOC Holdings AS	25,423	117,563
TAV Havalimanlari Holding AS	4,656	39,527
Tupras Turkiye Petrol Rafinerileri AS (I)	4,998	126,617
Turk Hava Yollari (I)	25,366	83,264
Turk Telekomunikasyon AS	22,064	57,965
Turkcell Iletisim Hizmetleri AS	29,771	136,963
Turkiye Garanti Bankasi AS	86,216	268,895

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Halk Bankasi AS	25,911	$119,362
Turkiye Is Bankasi, Class C	60,572	127,379
Turkiye Sise ve Cam Fabrikalari AS	33,126	44,611
Turkiye Vakiflar Bankasi Tao, Class D	22,351	35,915
Yapi ve Kredi Bankasi AS	35,813	52,618
		2,009,253
United Kingdom - 12.8%
3i Group PLC	36,258	294,202
Aberdeen Asset Management PLC	35,216	223,375
Admiral Group PLC	7,053	153,686
Aggreko PLC	9,826	221,941
Amec Foster Wheeler PLC	13,351	171,468
Anglo American PLC	48,446	699,868
ARM Holdings PLC	50,408	824,866
Ashtead Group PLC	17,291	298,005
Associated British Foods PLC	12,272	553,000
AstraZeneca PLC	44,526	2,818,044
Aviva PLC	139,661	1,081,721
Babcock International Group PLC	8,659	146,704
BAE Systems PLC	112,391	796,333
Barclays PLC	583,602	2,391,965
Barratt Developments PLC	34,575	333,485
BG Group PLC	119,476	1,989,838
BP PLC	641,635	4,258,299
British American Tobacco PLC	65,648	3,534,631
BT Group PLC	288,111	2,040,200
Bunzl PLC	11,962	326,315
Burberry Group PLC	16,791	414,238
Capita PLC	24,608	478,146
Centrica PLC	184,138	764,073
CNH Industrial NV	34,400	313,899
Cobham PLC	39,593	163,518
Compass Group PLC	59,446	983,180
Croda International PLC	5,115	221,167
Diageo PLC	88,787	2,571,237
Direct Line Insurance Group PLC	47,366	250,022
Dixons Carphone PLC	33,696	239,607
easyJet PLC	5,884	143,031
G4S PLC	56,956	240,155
GKN PLC	59,980	315,122
GlaxoSmithKline PLC	171,150	3,558,519
Hammerson PLC	29,524	285,327
Hargreaves Lansdown PLC	8,843	160,217
HSBC Holdings PLC	675,026	6,044,424
ICAP PLC	23,327	194,032
IMI PLC (I)	10,620	187,734
Imperial Tobacco Group PLC	33,548	1,615,736
Inmarsat PLC	15,909	228,698
InterContinental Hotels Group PLC	8,905	359,018
International Consolidated
Airlines Group SA (I)	42,245	329,576
Intertek Group PLC	6,301	242,272
Intu Properties PLC	32,001	154,585
ITV PLC	141,502	585,452
J Sainsbury PLC	44,909	186,943
Johnson Matthey PLC	7,427	354,178
Kingfisher PLC	87,104	475,105
Land Securities Group PLC	29,076	549,797
Legal & General Group PLC	208,997	817,186
Liberty Global PLC, Series A (I)	1,021	55,205
Liberty Global PLC, Series C (I)	2,519	127,537
Lloyds Banking Group PLC	2,014,771	2,704,208
London Stock Exchange Group PLC	10,826	402,732

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	60,423	$509,721
Meggitt PLC	29,631	216,978
Melrose Industries PLC	40,293	156,607
Merlin Entertainments PLC (S)	24,601	164,994
National Grid PLC	133,370	1,716,572
Next PLC	5,452	638,109
Old Mutual PLC	171,915	544,168
Pearson PLC	30,043	568,845
Persimmon PLC (I)	11,241	16,779
Persimmon PLC (I)	11,241	348,761
Petrofac, Ltd.	10,236	148,940
Prudential PLC	89,572	2,158,632
Reckitt Benckiser Group PLC	22,660	1,954,058
RELX NV	24,489	582,489
RELX PLC	41,019	666,583
Rexam PLC	25,267	219,140
Rio Tinto PLC	44,561	1,832,915
Rio Tinto, Ltd.	15,286	632,333
Rolls-Royce Holdings PLC (I)	66,406	907,050
Royal Bank of Scotland Group PLC (I)	92,816	513,224
Royal Mail PLC	23,738	191,909
RSA Insurance Group PLC	36,872	229,925
SABMiller PLC	33,836	1,754,399
Schroders PLC	4,282	213,657
Segro PLC	27,833	177,334
Severn Trent PLC	8,842	288,923
Sky PLC	35,604	579,902
Smith & Nephew PLC	33,067	559,401
Smiths Group PLC	15,034	266,486
Sports Direct International PLC (I)	9,639	108,678
SSE PLC	35,420	854,537
Standard Chartered PLC	88,115	1,411,101
Standard Life PLC	70,816	493,800
Subsea 7 SA	11,603	113,493
Tate & Lyle PLC	18,516	151,169
Taylor Wimpey PLC	113,396	330,692
Tesco PLC	289,494	964,525
The British Land Company PLC	34,770	433,096
The Sage Group PLC	40,707	327,670
The Weir Group PLC	7,289	194,267
Travis Perkins PLC	9,089	301,024
Tullow Oil PLC	34,473	184,232
Unilever NV	57,972	2,423,764
Unilever PLC	44,887	1,927,398
United Utilities Group PLC	23,943	335,353
Vodafone Group PLC	934,005	3,407,131
Whitbread PLC	6,679	518,883
William Hill PLC	32,018	202,814
WM Morrison Supermarkets PLC	81,859	232,378
WPP PLC	46,977	1,054,448
		84,603,109
United States - 0.6%
Carnival PLC	6,738	344,510
Catamaran Corp. (I)	8,200	501,126
Thomson Reuters Corp.	12,977	494,144
Valeant Pharmaceuticals International, Inc. (I)	11,100	2,462,351
		3,802,131
TOTAL COMMON STOCKS (Cost $499,524,130)		$632,383,676
PREFERRED SECURITIES - 1.1%
Brazil - 0.6%
AES Tiete SA	4,500	25,329

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Banco Bradesco SA	90,730	$831,686
Banco do Estado do Rio Grande do Sul SA,
B Shares	7,832	22,445
Braskem SA, A Shares	4,100	17,961
Centrais Eletricas Brasileiras SA, B Shares	4,300	11,714
Cia Brasileira de Distribuicao	2,538	59,836
Cia Energetica de Minas Gerais	26,542	101,247
Cia Energetica de Sao Paulo, B Shares	6,883	43,413
Cia Paranaense de Energia, B Shares	4,400	49,461
Gerdau SA	31,800	76,608
Itau Unibanco Holding SA	99,220	1,092,055
Itausa - Investimentos Itau SA	129,633	371,499
Lojas Americanas SA	19,570	109,145
Oi SA (I)	3,067	5,771
Petroleo Brasileiro SA (I)	150,651	615,861
Telefonica Brasil SA	6,552	91,797
Usinas Siderurgicas de Minas Gerais SA,
A Shares	10,150	13,450
Vale SA	71,900	360,298
		3,899,576
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	153,089
Fuchs Petrolub SE	3,112	131,584
Henkel AG & Company KGaA	6,587	739,169
Porsche Automobil Holding SE	5,618	473,691
Volkswagen AG	5,636	1,307,998
		2,805,531
South Korea - 0.1%
Hyundai Motor Company	1,197	112,565
Hyundai Motor Company	705	64,433
LG Chem, Ltd.	162	27,286
Samsung Electronics Company, Ltd.	706	627,437
		831,721
TOTAL PREFERRED SECURITIES (Cost $8,095,197)		$7,536,828
RIGHTS - 0.0%
Constellation Software, Inc. (I)(N)	600	120
Repsol SA (I)(N)	36,141	18,736
Rolls-Royce Holdings PLC (I)(N)	9,363,246	14,712
Zardoya Otis SA (I)(N)	5,733	2,499
TOTAL RIGHTS (Cost $0)		$36,067
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,062,984	10,635,372
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,635,411)		$10,635,372
SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0700% (Y)	11,092,993	11,092,993
TOTAL SHORT-TERM INVESTMENTS (Cost $11,092,993)		$11,092,993
Total Investments (International Equity Index Trust B)
(Cost $529,347,731) - 100.4%		$661,684,936
Other assets and liabilities, net - (0.4%)		(2,681,817)

TOTAL NET ASSETS - 100.0%		$659,003,119

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.5%
Australia - 4.2%
Amcor, Ltd.	739,956	$7,819,499
Aurizon Holdings, Ltd.	893,001	3,527,640
Brambles, Ltd.	552,937	4,510,711
CSL, Ltd.	48,386	3,225,725
		19,083,575
Belgium - 1.2%
Anheuser-Busch InBev NV	45,932	5,527,489

Brazil - 4.0%
Banco Bradesco SA, ADR	784,528	7,186,276
BM&FBovespa SA	2,051,834	7,734,552
BRF SA	165,446	3,495,061
		18,415,889
Canada - 7.2%
Canadian National Railway Company	62,446	3,602,769
Cenovus Energy, Inc.	128,224	2,050,147
CGI Group, Inc., Class A (I)	198,659	7,769,810
Encana Corp.	392,876	4,331,387
Fairfax Financial Holdings, Ltd.	9,701	4,783,548
Great-West Lifeco, Inc.	124,631	3,628,169
Suncor Energy, Inc.	255,085	7,025,560
		33,191,390
China - 4.6%
Baidu, Inc., ADR (I)	39,649	7,893,323
CNOOC, Ltd.	1,336,000	1,895,086
Great Wall Motor Company, Ltd., H Shares	1,169,000	5,730,725
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,918,000	5,489,614
		21,008,748
Denmark - 2.8%
Carlsberg A/S, Class B	82,119	7,440,448
Novo Nordisk A/S, Class B	94,915	5,208,449
		12,648,897
France - 3.2%
Publicis Groupe SA	122,419	9,074,082
Schneider Electric SE	83,441	5,777,385
		14,851,467
Germany - 7.4%
adidas AG	40,003	3,060,811
Allianz SE	35,952	5,606,765
Deutsche Boerse AG	99,689	8,257,023
Deutsche Post AG	114,372	3,341,877
ProSiebenSat.1 Media AG	131,585	6,499,540
SAP SE	102,210	7,162,512
		33,928,528
Hong Kong - 3.2%
CK Hutchison Holdings, Ltd.	671,968	9,879,260
Galaxy Entertainment Group, Ltd.	1,243,000	4,945,854
		14,825,114
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	188,081	11,115,587

Japan - 7.0%
Denso Corp.	45,900	2,283,668
FANUC Corp.	9,900	2,025,695
Japan Tobacco, Inc.	232,100	8,250,988
Keyence Corp.	5,600	3,018,271
Komatsu, Ltd.	206,300	4,139,062
Toyota Motor Corp.	101,200	6,772,029

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yahoo Japan Corp.	1,361,800	$5,496,290
		31,986,003
Mexico - 2.2%
Fomento Economico Mexicano SAB
de CV, ADR	33,075	2,946,652
Grupo Televisa SAB, ADR	183,269	7,114,503
		10,061,155
Netherlands - 1.3%
Royal Dutch Shell PLC, B Shares	210,583	5,995,370
Singapore - 3.5%
Avago Technologies, Ltd.	63,952	8,501,139
United Overseas Bank, Ltd.	441,100	7,546,770
		16,047,909
South Korea - 1.7%
Samsung Electronics Company, Ltd.	6,949	7,884,240
Spain - 1.0%
Amadeus IT Holding SA, A Shares	119,036	4,751,952
Sweden - 3.4%
Getinge AB, B Shares	98,428	2,369,755
Investor AB, B Shares	188,039	7,011,163
Telefonaktiebolaget LM Ericsson, B Shares	578,946	6,029,802
		15,410,720
Switzerland - 9.2%
ABB, Ltd. (I)	286,440	6,003,306
Julius Baer Group, Ltd. (I)	123,750	6,944,103
Novartis AG	34,722	3,415,272
Roche Holding AG	24,870	6,973,337
Syngenta AG	18,584	7,582,679
The Swatch Group AG	8,091	3,152,885
UBS Group AG	376,868	7,995,811
		42,067,393
Taiwan - 1.5%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,570,000	7,141,333
Thailand - 1.6%
Kasikornbank PCL, NVDR	1,342,600	7,490,364
Turkey - 1.0%
Akbank TAS	1,521,759	4,398,768
United Kingdom - 19.9%
Aberdeen Asset Management PLC	768,194	4,872,654
British American Tobacco PLC	182,629	9,833,138
Centrica PLC	740,846	3,074,108
Compass Group PLC	435,592	7,204,277
Informa PLC	456,062	3,916,855
Kingfisher PLC	1,239,811	6,762,498
Lloyds Banking Group PLC	4,050,250	5,436,209
Next PLC	39,388	4,610,019
RELX PLC	592,665	9,631,151
Sky PLC	931,992	15,179,855
Smith & Nephew PLC	267,879	4,531,758
Unilever NV	122,050	5,102,816
WPP PLC	495,656	11,125,516
		91,280,854
TOTAL COMMON STOCKS (Cost $371,174,103)		$429,112,745

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.0%
Money market funds - 5.0%
Fidelity Institutional Money Market
Government Portfolio, 0.0100% (Y)	22,755,963	22,755,963
TOTAL SHORT-TERM INVESTMENTS (Cost $22,755,963)		$22,755,963
Total Investments (International Growth Stock Trust)
(Cost $393,930,066) - 98.5%		$451,868,708
Other assets and liabilities, net - 1.5%		7,058,300
TOTAL NET ASSETS - 100.0%		$458,927,008

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3%
Australia - 5.9%
Acrux, Ltd.	11,121	$7,288
Adelaide Brighton, Ltd.	30,493	101,257
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	20,186
Alkane Resources, Ltd. (I)	4,753	1,010
Alliance Resources, Ltd. (I)	22,348	1,415
Altium, Ltd.	4,532	15,474
Alumina, Ltd.	34,751	40,906
Amalgamated Holdings, Ltd.	8,898	86,091
Amcom Telecommunications, Ltd.	6,851	13,743
Ansell, Ltd.	5,102	94,648
AP Eagers, Ltd.	864	6,236
APN News & Media, Ltd. (I)	69,611	38,022
ARB Corp., Ltd.	5,909	59,352
Arrium, Ltd.	200,392	20,912
ASG Group, Ltd. (I)	16,688	11,698
Atlas Iron, Ltd.	57,616	5,334
Ausdrill, Ltd.	16,467	4,950
Austal, Ltd.	23,155	32,898
Austbrokers Holdings, Ltd.	4,308	29,996
Austin Engineering, Ltd. (I)	7,179	2,904
Australian Agricultural Company, Ltd. (I)	37,405	35,611
Australian Pharmaceutical Industries, Ltd.	8,282	9,569
Auswide Bank, Ltd.	607	2,366
Automotive Holdings Group, Ltd.	31,654	97,354
AWE, Ltd. (I)	36,008	33,613
Bank of Queensland, Ltd.	506	4,979
BC Iron, Ltd.	10,606	2,388
Beach Energy, Ltd.	137,711	111,504
Bega Cheese, Ltd.	5,704	19,024
Billabong International, Ltd. (I)	21,480	9,502
Blackmores, Ltd.	1,465	84,988
BlueScope Steel, Ltd.	3,743	8,638
Boral, Ltd.	11,058	49,815
Bradken, Ltd.	10,103	11,173
Breville Group, Ltd.	7,320	35,063
Brickworks, Ltd.	1,798	19,138
BT Investment Management, Ltd.	3,141	20,488
Cabcharge Australia, Ltd.	9,047	25,533
Cardno, Ltd.	10,684	26,636
Carnarvon Petroleum, Ltd. (I)	56,316	4,996
Carsales.com Ltd.	7,635	59,908
Cash Converters International, Ltd.	14,501	7,831
Cedar Woods Properties, Ltd.	2,505	10,164
Coal of Africa, Ltd. (I)	28,467	1,869

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Compass Resources, Ltd. (I)	15,577	$0
Corporate Travel Management, Ltd.	2,502	19,895
CSG, Ltd.	23,845	29,348
CSR, Ltd.	40,665	114,067
CuDeco, Ltd. (I)	8,580	11,275
Cue Energy Resources, Ltd. (I)	5,000	293
Data#3, Ltd.	9,073	5,528
Decmil Group, Ltd.	2,109	1,888
Devine, Ltd. (I)	8,467	4,112
Domino’s Pizza Enterprises, Ltd.	4,094	112,426
Downer EDI, Ltd.	31,360	115,428
Drillsearch Energy, Ltd. (I)	35,948	28,691
DUET Group	33,956	60,526
DuluxGroup, Ltd.	31,393	138,349
DWS, Ltd.	12,684	5,731
Echo Entertainment Group, Ltd.	30,085	100,993
Elders, Ltd. (I)	4,852	12,917
Emeco Holdings, Ltd. (I)	61,822	3,877
Energy Resources of Australia, Ltd. (I)	12,909	3,888
Energy World Corp., Ltd. (I)	75,962	21,345
ERM Power, Ltd.	7,077	12,667
Evolution Mining, Ltd.	36,587	32,665
Fairfax Media, Ltd.	171,716	107,794
Fantastic Holdings, Ltd.	4,687	8,226
Finbar Group, Ltd.	8,370	7,679
Fleetwood Corp., Ltd.	5,216	5,511
FlexiGroup, Ltd.	16,586	37,200
Flight Centre Travel Group, Ltd.	471	12,379
G8 Education, Ltd.	17,385	43,692
GrainCorp, Ltd., Class A	13,614	89,636
Grange Resources, Ltd.	101,992	9,408
Greencross, Ltd.	5,654	25,031
GUD Holdings, Ltd.	8,928	60,974
GWA Group, Ltd.	22,398	39,258
Hansen Technologies, Ltd.	7,995	16,165
Hillgrove Resources, Ltd. (I)	13,111	2,279
Hills, Ltd.	29,039	10,204
Horizon Oil, Ltd. (I)	103,008	6,977
iiNET, Ltd.	15,854	116,224
Iluka Resources, Ltd.	25,991	153,703
Imdex, Ltd. (I)	15,820	3,663
IMF Bentham, Ltd.	11,295	14,978
Independence Group NL	21,877	70,383
Infigen Energy (I)	81,696	20,128
Infomedia, Ltd.	32,069	29,681
International Ferro Metals, Ltd. (I)	24,339	1,033
Intrepid Mines, Ltd. (I)	5,915	639
InvoCare, Ltd.	9,238	86,074
IOOF Holdings, Ltd.	18,395	127,384
IRESS, Ltd.	10,359	80,759
JB Hi-Fi, Ltd. (L)	9,468	142,145
Karoon Gas Australia, Ltd. (I)	6,513	11,298
Kingsgate Consolidated, Ltd. (I)	11,120	5,982
Linc Energy, Ltd. (I)(L)	22,798	3,378
M2 Group, Ltd.	15,152	124,942
MACA, Ltd.	4,396	2,567
Macmahon Holdings, Ltd. (I)	112,440	5,717
Macquarie Atlas Roads Group	21,605	52,945
Magellan Financial Group, Ltd.	3,751	50,226
Matrix Composites & Engineering, Ltd.	1,943	690
Mayne Pharma Group, Ltd. (I)	16,445	12,467
McMillan Shakespeare, Ltd.	5,664	52,786
McPherson’s, Ltd.	7,978	3,473

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Medusa Mining, Ltd. (I)	8,127	$5,265
Metals X, Ltd.	35,107	37,272
Metcash, Ltd. (L)	66,572	56,644
Mincor Resources NL	19,890	8,752
Mineral Deposits, Ltd. (I)	5,861	3,851
Mineral Resources, Ltd.	9,687	49,247
MMA Offshore, Ltd.	23,329	9,626
Monadelphous Group, Ltd.	7,434	53,614
Mortgage Choice, Ltd.	6,422	11,380
Mount Gibson Iron, Ltd.	62,063	9,606
Myer Holdings, Ltd. (L)	45,216	42,577
Navitas, Ltd.	12,119	39,988
NIB Holdings, Ltd.	43,000	111,286
Northern Star Resources, Ltd.	42,401	72,640
NRW Holdings, Ltd.	18,377	2,616
Nufarm, Ltd.	14,896	82,980
OceanaGold Corp.	21,200	52,448
Otto Energy, Ltd.	63,569	3,381
OZ Minerals, Ltd.	18,232	55,910
OzForex Group, Ltd.	14,134	24,133
Pacific Brands, Ltd. (I)	68,225	16,808
Paladin Resources, Ltd. (I)	118,845	22,457
Panoramic Resources, Ltd.	26,277	9,438
Peet, Ltd.	13,800	12,177
Perpetual, Ltd.	3,182	118,475
Perseus Mining, Ltd. (I)	34,213	11,466
Platinum Asset Mangement, Ltd.	8,057	46,433
PMP, Ltd. (I)	32,750	13,673
Premier Investments, Ltd.	6,565	64,551
Primary Health Care, Ltd.	42,861	166,359
Prime Media Group, Ltd.	17,812	9,473
Programmed Maintenance Services, Ltd.	12,923	28,705
Qube Holdings, Ltd.	21,736	39,364
RCR Tomlinson, Ltd.	10,520	13,963
Reckon, Ltd.	11,034	18,530
Redflex Holdings, Ltd. (I)	3,279	1,038
Regis Resources, Ltd. (I)	20,593	17,214
Resolute Mining, Ltd. (I)	37,931	9,003
Retail Food Group, Ltd.	8,388	35,107
Ridley Corp., Ltd.	19,156	18,471
SAI Global, Ltd.	19,386	62,219
Sandfire Resources NL	8,888	39,361
Saracen Mineral Holdings, Ltd. (I)	53,338	17,803
Sedgman, Ltd.	11,057	5,836
Select Harvests, Ltd.	4,873	41,303
Senex Energy, Ltd. (I)	87,382	18,907
Servcorp, Ltd.	5,074	22,821
Seven Group Holdings, Ltd.	7,850	39,557
Seven West Media, Ltd.	40,846	32,085
Sigma Pharmaceuticals, Ltd.	207,664	123,225
Silex Systems, Ltd. (I)	1,955	695
Silver Lake Resources, Ltd. (I)(L)	29,625	3,221
Sirtex Medical, Ltd.	4,444	99,433
SKILLED Group, Ltd.	11,678	15,249
Slater & Gordon, Ltd.	17,919	48,890
SMS Management & Technology, Ltd.	8,079	21,541
Southern Cross Media Group, Ltd.	51,441	38,435
Spark Infrastructure Group	102,671	154,610
Specialty Fashion Group, Ltd.	12,034	5,836
St. Barbara, Ltd. (I)	33,049	14,664
Steadfast Group, Ltd.	351	437
STW Communications Group, Ltd.	25,254	12,072
Sundance Resources, Ltd. (I)	164,268	2,653

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Super Retail Group, Ltd.	12,026	$84,633
Tabcorp Holdings, Ltd.	36,086	126,491
Tassal Group, Ltd.	12,045	30,954
Technology One, Ltd.	23,711	66,614
Ten Network Holdings, Ltd. (I)	108,747	15,876
TFS Corp., Ltd.	19,836	24,453
The Prime Retirement & Aged
Care Property Trust (I)	14,396	0
The Reject Shop, Ltd.	2,561	10,584
Tiger Resources, Ltd. (I)	64,257	3,484
Tox Free Solutions, Ltd.	9,372	21,806
Transfield Services, Ltd. (I)	42,615	46,774
Transpacific Industries Group, Ltd.	84,321	50,123
Troy Resources, Ltd. (I)	10,096	2,889
UGL, Ltd.	12,337	20,130
UXC, Ltd.	17,598	10,166
Veda Group, Ltd.	27,607	47,201
Village Roadshow, Ltd.	8,167	39,839
Virgin Australia Holdings, Ltd. (I)	281,808	93,439
Virgin Australia Holdings, Ltd. (I)	359,466	1,387
Virtus Health, Ltd.	2,849	11,793
Vocus Communications, Ltd.	6,663	29,626
Watpac, Ltd.	11,170	6,893
Webjet, Ltd.	7,994	18,443
Western Areas, Ltd.	16,601	41,297
White Energy Company, Ltd. (I)(L)	9,845	2,274
Whitehaven Coal, Ltd. (I)	54,148	54,759
WorleyParsons, Ltd.	937	7,523
		6,874,282
Austria - 1.1%
AMAG Austria Metall AG (S)	304	10,638
ams AG	4,783	209,188
Austria Technologie & Systemtechnik AG	690	9,999
BUWOG AG (I)	1,564	30,395
CA Immobilien Anlagen AG (I)	550	9,584
Conwert Immobilien Invest SE (I)	4,312	54,691
DO & CO AG	303	28,395
EVN AG	1,566	17,139
Flughafen Wien AG	365	31,703
Kapsch Trafficcom AG	191	4,726
Lenzing AG	504	35,986
Mayr-Melnhof Karton AG	713	80,481
Oesterreichische Post AG	3,355	154,423
Palfinger AG	1,137	34,798
RHI AG	2,979	74,110
Rosenbauer International AG	174	14,668
S IMMO AG (I)	3,364	27,950
Schoeller-Bleckmann Oilfield Equipment AG	1,079	65,446
Semperit AG Holding	822	33,877
Strabag SE	361	8,052
UNIQA Insurance Group AG	848	7,651
Wienerberger AG	9,071	142,807
Zumtobel Group AG	5,975	177,371
		1,264,078
Belgium - 1.5%
Ablynx NV (I)	1,954	24,054
Ackermans & van Haaren NV	1,818	259,026
AGFA-Gevaert NV (I)	25,633	71,533
Banque Nationale de Belgique	12	41,145
Barco NV	967	62,026
BHF Kleinwort Benson Group (I)	2,083	10,177
Cie d’Entreprises CFE	687	85,391

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Cie Immobiliere de Belgique SA	47	$2,564
Cie Maritime Belge SA (I)	1,387	19,847
D’ieteren SA	2,196	78,572
Deceuninck NV	7,720	16,140
Econocom Group SA (I)	4,944	40,613
Elia System Operator SA	2,673	108,324
Euronav NV	3,068	45,083
EVS Broadcast Equipment SA	811	23,494
Exmar NV	1,567	15,615
Fagron	1,839	76,093
Galapagos NV (I)	2,443	124,824
Gimv NV	23	1,098
Ion Beam Applications	1,305	35,503
Kinepolis NV	1,869	73,258
Lotus Bakeries SA	9	13,221
Melexis NV	1,922	111,708
Mobistar SA (I)	537	10,177
NV Bekaert SA	276	7,791
Nyrstar NV (I)	19,307	69,302
Recticel SA	2,296	12,481
Rezidor Hotel Group AB	8,485	33,812
Sipef SA	356	18,940
Tessenderlo Chemie NV (I)	2,049	78,916
ThromboGenics NV (I)	1,612	9,023
Umicore SA	1,709	81,155
Van de Velde NV	556	31,956
Viohalco SA (I)	7,173	18,899
		1,711,761
Bermuda - 0.3%
Frontline, Ltd. (I)	3,470	8,613
Golden Ocean Group, Ltd. (I)(L)	4,674	18,182
Hiscox, Ltd.	18,267	240,906
Hoegh LNG Holdings, Ltd.	2,568	40,904
		308,605
Cambodia - 0.1%
NagaCorp, Ltd.	104,000	76,567
Canada - 7.7%
5N Plus, Inc. (I)	3,515	3,405
Absolute Software Corp.	3,900	28,071
Advantage Oil & Gas, Ltd. (I)	11,500	72,738
Aecon Group, Inc.	5,300	54,103
AG Growth International, Inc.	1,100	41,243
AGF Management, Ltd., Class B	6,598	30,956
AGT Food & Ingredients, Inc.	1,218	30,913
AirBoss of America Corp.	1,500	26,781
AKITA Drilling, Ltd., Class A	700	5,352
Alamos Gold, Inc. (I)	9,729	55,071
Alaris Royalty Corp.	330	8,056
Algonquin Power & Utilities Corp.	14,667	109,914
Alterra Power Corp. (I)	15,708	5,282
Altius Minerals Corp.	3,100	35,865
Altus Group, Ltd.	1,118	15,933
Americas Silver Corp. (I)	8,900	1,532
Asanko Gold, Inc. (I)	6,600	11,625
ATS Automation Tooling Systems, Inc. (I)	6,847	83,820
AuRico Gold, Inc.	15,100	43,160
AutoCanada, Inc.	785	25,957
Avigilon Corp. (I)	2,600	35,055
B2Gold Corp. (I)	45,756	69,971
Badger Daylighting, Ltd.	2,322	48,690
Bankers Petroleum, Ltd. (I)	23,800	59,071
Bellatrix Exploration, Ltd. (I)	9,897	23,059

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Birch Mountain Resources, Ltd. (I)	9,200	$0
Birchcliff Energy, Ltd. (I)	9,700	54,131
Bird Construction, Inc.	495	4,415
Black Diamond Group, Ltd.	2,750	38,553
BlackPearl Resources, Inc. (I)	24,200	21,119
BMTC Group, Inc.	500	6,061
Bonterra Energy Corp.	2,200	55,467
Boralex, Inc., Class A	1,600	17,012
Boulder Energy, Ltd. (I)	1,162	7,722
BRP, Inc. (I)	1,500	35,056
Calfrac Well Services, Ltd.	6,414	39,593
Canaccord Genuity Group, Inc.	6,371	39,685
Canacol Energy, Ltd. (I)	7,565	16,777
Canadian Energy Services & Technology Corp.	13,646	78,664
Canadian Western Bank	3,600	82,924
Canam Group, Inc.	2,800	31,183
CanElson Drilling, Inc.	6,283	21,731
Canexus Corp.	4,363	5,100
Canfor Corp. (I)	5,300	115,420
Canfor Pulp Products, Inc.	2,715	34,041
Canyon Services Group, Inc.	5,968	27,761
Capital Power Corp.	6,627	114,288
Capstone Infrastructure Corp.	7,754	18,562
Capstone Mining Corp. (I)	29,467	28,783
Cascades, Inc.	7,423	42,494
Cathedral Energy Services, Ltd.	2,500	4,243
Celestica, Inc. (I)	1,319	15,355
Centerra Gold, Inc.	13,742	78,117
Cequence Energy, Ltd. (I)	2,335	1,440
Chinook Energy, Inc. (I)	3,544	2,667
Cineplex, Inc.	2,800	105,409
Claude Resources, Inc. (I)	10,900	5,847
Clearwater Seafoods, Inc.	1,500	14,700
Cogeco Cable, Inc.	1,200	69,406
Cogeco, Inc.	545	25,016
Colliers International Group, Inc. (I)	2,300	88,022
COM DEV International, Ltd.	8,800	40,653
Computer Modelling Group, Ltd.	5,720	57,979
Copper Mountain Mining Corp. (I)	8,800	8,173
Corridor Resources, Inc. (I)	4,930	2,684
Corus Entertainment, Inc., B Shares	6,604	88,141
Cott Corp.	8,900	87,005
Crew Energy, Inc. (I)	11,300	51,660
Delphi Energy Corp. (I)	20,245	22,044
Denison Mines Corp. (I)(L)	33,028	23,799
DirectCash Payments, Inc.	500	5,216
Dominion Diamond Corp.	7,361	103,137
Dorel Industries, Inc., Class B	3,200	85,598
Dundee Precious Metals, Inc. (I)	8,500	17,286
easyhome, Ltd.	46	718
Enbridge Income Fund Holdings, Inc.	2,092	57,836
Endeavour Mining Corp. (I)	31,825	15,798
Endeavour Silver Corp. (I)	9,243	18,575
EnerCare, Inc.	3,602	38,356
Enerflex, Ltd.	4,700	50,801
Energy Fuels, Inc. (I)	730	3,267
Enghouse Systems, Ltd.	1,100	42,882
Ensign Energy Services, Inc. (L)	9,500	93,098
Epsilon Energy, Ltd. (I)	3,000	8,239
Equitable Group, Inc.	400	19,622
Essential Energy Services, Ltd.	7,268	6,576
Evertz Technologies, Ltd.	1,712	22,315
Exco Technologies, Ltd.	2,900	35,548

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Exeter Resource Corp. (I)	230	$110
Extendicare, Inc.	6,230	37,759
Fiera Capital Corp.	1,035	10,267
Firm Capital Mortgage Investment Corp.	1,100	11,114
First Majestic Silver Corp. (I)	8,662	41,958
First National Financial Corp.	700	11,091
FirstService Corp.	2,300	63,936
Fortuna Silver Mines, Inc. (I)	12,299	44,804
Gamehost, Inc.	100	957
Gibson Energy, Inc.	8,600	155,268
Glacier Media, Inc.	6,100	5,665
Gluskin Sheff + Associates, Inc.	2,500	50,240
GMP Capital, Inc.	3,026	12,429
Golden Star Resources, Ltd. (I)(L)	27,300	8,634
Gran Tierra Energy, Inc. (I)	19,353	57,951
Granite Oil Corp. (I)	1,167	5,877
Great Canadian Gaming Corp. (I)	3,900	74,971
Great Panther Silver, Ltd. (I)	14,100	5,983
Guyana Goldfields, Inc. (I)	6,600	20,926
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	14,194
High Liner Foods, Inc.	1,773	32,152
Horizon North Logistics, Inc.	8,109	24,996
HudBay Minerals, Inc.	18,257	152,020
IAMGOLD Corp. (I)	24,428	48,895
IMAX Corp. (I)	1,800	72,486
IMAX Corp. (I)	2,613	105,226
Imperial Metals Corp. (I)	4,600	38,303
Innergex Renewable Energy, Inc.	7,256	61,696
Interfor Corp. (I)	6,220	102,040
International Tower Hill Mines, Ltd. (I)	2,300	737
Intertape Polymer Group, Inc.	4,500	67,446
Just Energy Group, Inc. (L)	11,140	58,064
K-Bro Linen, Inc.	600	25,451
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	44,256	7,087
Kelt Exploration, Ltd. (I)	1,454	9,825
Killam Properties, Inc.	3,556	29,012
Kingsway Financial Services, Inc. (I)	2,025	11,446
Kirkland Lake Gold, Inc. (I)	9,062	40,848
Knight Therapeutics, Inc. (I)	1,000	5,364
Lake Shore Gold Corp. (I)	40,100	41,095
Laurentian Bank of Canada	2,914	112,314
Legacy Oil + Gas, Inc. (I)	15,246	29,540
Leon’s Furniture, Ltd.	2,083	26,500
Lightstream Resources, Ltd.	12,560	10,358
Liquor Stores N.A., Ltd.	1,500	17,126
Long Run Exploration, Ltd.	6,886	4,355
Lucara Diamond Corp.	19,784	31,521
MacDonald Dettwiler & Associates, Ltd.	200	14,615
Major Drilling Group International, Inc.	6,800	34,027
Mandalay Resources Corp.	9,500	7,302
Manitoba Telecom Services, Inc.	2,120	47,373
Maple Leaf Foods, Inc.	5,183	98,307
Martinrea International, Inc.	7,093	75,814
Medical Facilities Corp.	2,904	35,225
Mitel Networks Corp. (I)	7,200	63,872
Morneau Shepell, Inc.	3,098	41,224
MTY Food Group, Inc.	1,500	39,776
Mullen Group, Ltd.	6,982	114,093
Nautilus Minerals, Inc. (I)	24,663	9,083
Nevsun Resources, Ltd.	10,158	38,225
New Flyer Industries, Inc.	2,279	28,246

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
New Gold, Inc (I)	11,200	$30,040
Newalta Corp.	4,200	47,817
Norbord, Inc. (L)	2,323	48,748
North American Palladium, Ltd. (I)	7,400	237
Northland Power, Inc.	6,966	88,232
NuVista Energy, Ltd. (I)	10,105	54,125
Osisko Gold Royalties, Ltd.	395	4,972
Painted Pony Petroleum, Ltd. (I)	7,448	47,467
Pan American Silver Corp.	5,400	46,434
Parex Resources, Inc. (I)	8,116	68,034
Parkland Fuel Corp.	4,934	98,285
Pason Systems, Inc.	5,200	92,967
Perpetual Energy, Inc. (I)	1,456	1,142
PHX Energy Services Corp.	1,500	6,581
Pilot Gold, Inc. (I)	3,109	1,543
Pizza Pizza Royalty Corp.	45	490
Platinum Group Metals, Ltd. (I)	5,000	1,962
Polymet Mining Corp. (I)	11,854	13,192
Precision Drilling Corp.	7,720	51,920
Premium Brands Holdings Corp.	1,400	35,981
Primero Mining Corp. (I)	8,118	31,653
Pulse Seismic, Inc.	2,882	5,769
QLT, Inc. (I)	100	412
Questerre Energy Corp., Class A (I)	19,444	3,892
Reitmans Canada, Ltd.	154	740
Reitmans Canada, Ltd., Class A	3,200	16,679
Richelieu Hardware, Ltd.	1,800	90,548
Richmont Mines, Inc. (I)	2,000	6,373
RMP Energy, Inc. (I)	10,900	20,421
Rocky Mountain Dealerships, Inc.	100	737
Rogers Sugar, Inc.	4,174	15,005
RONA, Inc.	11,109	135,016
Rubicon Minerals Corp. (I)	15,700	16,341
Russel Metals, Inc.	4,789	87,153
Sabina Gold & Silver Corp. (I)	2,375	837
Sandstorm Gold, Ltd. (I)	9,631	28,453
Sandvine Corp. (I)	11,600	33,342
Savanna Energy Services Corp.	5,561	6,679
Secure Energy Services, Inc.	8,754	89,573
SEMAFO, Inc. (I)	19,490	52,431
ShawCor, Ltd.	690	20,214
Sherritt International Corp.	33,600	56,224
Sienna Senior Living, Inc.	1,555	19,235
Sierra Wireless, Inc. (I)	3,200	79,500
Silver Standard Resources, Inc. (I)	7,745	48,678
Sprott Resource Corp. (I)	9,300	6,999
Sprott, Inc.	9,900	19,578
Stella-Jones, Inc.	2,800	93,079
Stuart Olson Inc	1,600	8,788
Student Transportation of America, Ltd. (L)	5,290	24,396
SunOpta, Inc. (I)	5,308	56,862
Superior Plus Corp. (L)	9,057	91,078
Surge Energy, Inc. (L)	16,100	45,632
Taseko Mines, Ltd. (I)	16,100	8,894
Tembec, Inc. (I)	3,200	5,457
Teranga Gold Corp. (I)	19,500	11,085
Teranga Gold Corp. (I)	12,432	7,484
The Descartes Systems Group, Inc. (I)	6,000	96,317
The North West Company, Inc.	3,683	73,011
Timminco, Ltd. (I)	8,700	11
Timmins Gold Corp. (I)	6,378	3,575
TLC Vision Corp. (I)	3,400	25
TORC Oil & Gas, Ltd.	5,080	35,385

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Toromont Industries, Ltd.	6,068	$151,773
Torstar Corp., Class B	6,800	31,523
Total Energy Services, Inc.	3,609	44,065
TransAlta Corp.	16,304	126,359
TransAlta Renewables, Inc.	2,998	29,668
Transcontinental, Inc., Class A	5,983	73,722
TransForce, Inc.	6,418	130,158
TransGlobe Energy Corp.	5,600	22,328
Transition Therapeutics, Inc. (I)	2,700	5,512
Trican Well Service, Ltd.	10,563	35,097
Trinidad Drilling, Ltd.	11,797	38,158
Twin Butte Energy, Ltd.	10,892	6,279
Uni-Select, Inc.	1,900	71,588
Valener, Inc.	1,589	21,424
Vecima Networks, Inc.	479	4,107
Wajax Corp.	1,300	22,440
Wesdome Gold Mines, Ltd. (I)	8,000	6,597
Western Energy Services Corp.	2,046	9,485
Western Forest Products, Inc.	25,850	46,153
Westshore Terminals Investment Corp.	4,189	101,992
Whistler Blackcomb Holdings, Inc.	1,860	29,337
Wi-Lan, Inc.	9,800	22,676
Winpak, Ltd.	1,977	59,959
Xtreme Drilling and Coil Services Corp. (I)	3,452	7,711
Zargon Oil & Gas, Ltd.	1,173	2,376
ZCL Composites, Inc.	3,500	19,476
Zenith Epigenetics Corp. (I)	1,700	585
		9,040,892
China - 0.1%
Bund Center Investment, Ltd.	152,000	22,443
China Gold
International Resources Corp., Ltd. (I)	12,500	20,717
FIH Mobile, Ltd.	6,000	3,628
Xinyi Solar Holdings, Ltd.	33,000	13,672
		60,460
Cyprus - 0.0%
ProSafe SE	9,426	32,658
Songa Offshore SE (I)	30,800	5,620
		38,278
Denmark - 2.0%
ALK-Abello A/S	491	57,281
Alm Brand A/S	7,955	50,876
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B	1,232	32,166
Bang & Olufsen A/S (I)(L)	3,937	33,824
Bavarian Nordic A/S (I)	2,329	108,469
D/S Norden A/S (I)(L)	2,246	56,577
DFDS A/S	551	76,281
FLSmidth & Company A/S	2,430	116,769
Genmab A/S (I)	3,300	286,831
GN Store Nord A/S	7,647	157,805
IC Group A/S	807	22,557
Jyske Bank A/S (I)	1,492	74,923
Lan & Spar Bank A/S	225	14,115
NKT Holding A/S	2,489	142,777
PER Aarsleff A/S, Class B	138	47,309
Ringkjoebing Landbobank A/S	386	85,604
Rockwool International A/S, B Shares	501	75,134
Royal Unibrew A/S	3,390	115,867
Santa Fe Group A/S (I)	800	6,688
Schouw & Company A/S	1,093	57,106

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
SimCorp A/S	4,516	$179,753
Solar A/S, B Shares	603	32,858
Spar Nord Bank A/S	8,852	97,955
Sydbank A/S	5,133	196,070
Topdanmark A/S (I)	6,093	163,337
United International Enterprises	65	10,684
Vestjysk Bank A/S (I)	155	228
		2,299,844
Finland - 2.5%
Ahlstrom OYJ	63	548
Alma Media OYJ (I)	4,110	14,498
Amer Sports OYJ	13,005	346,581
Apetitt OYJ	696	10,855
Atria OYJ	1,021	10,434
BasWare OYJ	538	23,990
Cargotec OYJ, B Shares	4,313	163,792
Caverion Corp.	17,750	176,693
Citycon OYJ (I)	7,889	19,734
Cramo OYJ	2,993	57,746
Elektrobit OYJ	5,761	30,187
Elisa OYJ	3,907	123,786
F-Secure OYJ	7,159	25,064
Finnair OYJ (I)	3,281	10,098
Finnlines OYJ (I)	4,379	80,594
Fiskars OYJ ABP (L)	3,512	80,199
HKScan OYJ, A Shares	316	1,880
Huhtamaki OYJ	7,095	219,269
Ilkka-Yhtyma OYJ	1,535	4,037
Kemira OYJ	8,272	94,012
Kesko OYJ, B Shares	1,660	57,805
Konecranes OYJ	4,353	126,875
Lassila & Tikanoja OYJ	1,447	24,859
Metsa Board OYJ	37,119	230,440
Metso OYJ	1,341	36,856
Nokian Renkaat OYJ	5,661	177,362
Olvi OYJ, A Shares	1,172	34,339
Oriola-KD OYJ, B Shares (I)	9,290	42,822
Orion OYJ, Class A	61	2,144
Orion OYJ, Class B	2,097	73,455
Outokumpu OYJ (I)	2,046	10,308
Outotec OYJ (L)	13,940	89,781
PKC Group OYJ	1,616	35,727
Poyry OYJ (I)	2,864	12,085
Raisio OYJ	8,267	37,215
Ramirent OYJ	4,765	34,795
Rapala VMC OYJ	2,298	13,583
Sanoma OYJ	1,738	9,014
Stockmann OYJ ABP, B Shares (I)	3,940	27,290
Technopolis OYJ	5,548	22,380
Tieto OYJ	4,223	98,599
Tikkurila OYJ	2,068	41,121
Uponor OYJ	4,437	66,824
Vaisala OYJ, A Shares	206	5,402
YIT OYJ	12,581	89,942
		2,895,020
France - 3.9%
ABC Arbitrage	1,757	9,821
Air France-KLM (I)	8,947	63,123
Akka Technologies SA	497	17,643
Albioma SA	1,834	27,907
Alten SA	1,830	85,182
Altran Technologies SA	10,778	115,968

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
APRIL SA	1,212	$16,483
Assystem SA	1,693	30,137
Beneteau SA	2,042	34,797
BioMerieux	385	41,057
Boiron SA	604	59,222
Bonduelle S.C.A	1,470	37,335
Bongrain SA	189	12,007
Burelle SA	28	19,966
Cegedim SA (I)	186	7,865
Cegid Group SA	446	18,783
CGG SA (I)	8,577	48,257
Cie des Alpes	105	1,968
Derichebourg SA (I)	5,068	16,280
Eiffage SA	420	23,387
Electricite de Strasbourg SA	81	9,851
Eramet (I)	341	26,474
Etablissements Maurel et Prom SA (I)	7,666	57,063
Euler Hermes SA	585	58,816
Faiveley Transport SA	600	45,151
Faurecia	3,465	143,247
Fimalac	937	82,212
GameLoft SA (I)	4,378	18,719
Gaztransport Et Technigaz SA	247	15,623
GL Events SA	213	4,297
Groupe Crit	163	8,194
Groupe Fnac (I)	362	21,785
Guerbet SA	272	11,628
Haulotte Group SA	962	17,495
Havas SA	5,290	44,150
Interparfums SA	761	20,747
Ipsen SA	1,857	102,932
IPSOS	2,286	59,168
Jacquet Metal Service	1,278	25,350
Korian SA	1,760	58,499
Lagardere SCA	7,152	209,274
Lectra	2,262	32,420
LISI	1,205	33,867
Manitou BF SA	880	16,697
Mersen	1,171	28,706
Metropole Television SA	4,400	85,691
Montupet	737	53,173
Naturex	388	27,012
Neopost SA	2,259	97,214
Nexans SA (I)	2,392	89,958
Nexity SA	2,360	92,817
NextRadioTV	203	6,379
Norbert Dentressangle SA	282	68,569
Orpea	2,836	198,602
Parrot SA (I)	755	33,741
Pierre & Vacances SA (I)	142	4,520
Plastic Omnium SA	4,529	115,862
Rallye SA	1,771	53,361
Recylex SA (I)	3,196	6,754
Robertet SA	135	30,676
Rubis SCA	2,816	193,042
Saft Groupe SA	2,157	84,250
Sartorius Stedim Biotech	289	79,727
SEB SA	1,454	135,828
Seche Environnement SA	335	11,470
Societe d’Edition de Canal Plus	4,916	41,730
Societe Internationale de
Plantations d’Heveas SA (I)	50	1,896
Societe Television Francaise 1	8,404	144,583

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
SOITEC (I)	12,797	$9,860
Solocal Group (I)	52,077	25,965
Somfy SA	271	80,066
Sopra Steria Group	1,200	108,101
Stef SA	581	37,994
Synergie SA	557	13,562
Technicolor SA	12,585	82,309
Teleperformance	4,507	318,631
Theolia SA (I)	4,793	3,265
Thermador Groupe	96	8,025
Trigano SA	613	24,721
UBISOFT Entertainment (I)	7,613	136,111
Valneva SE (I)	1,912	8,240
Vetoquinol SA	56	2,322
Vicat SA	878	60,197
Viel & Compagnie SA	5,712	17,958
Vilmorin & Compagnie SA	734	61,771
Virbac SA	350	75,031
		4,570,537
Gabon - 0.0%
Total Gabon	20	5,658
Georgia - 0.0%
Bank of Georgia Holdings PLC	252	7,718
Germany - 5.7%
Aareal Bank AG	4,192	164,825
ADVA Optical Networking SE (I)	2,463	23,547
Amadeus Fire AG	558	49,794
Aurubis AG	5,323	312,714
Axel Springer SE	392	20,588
Balda AG (I)	2,487	6,650
Bauer AG	314	5,386
BayWa AG	1,348	45,635
Bechtle AG	1,391	105,378
Bertrandt AG	483	63,381
Bijou Brigitte AG	340	21,313
Bilfinger SE	238	9,008
Biotest AG	238	18,571
Borussia Dortmund GmbH & Company KGaA	5,769	21,751
CANCOM SE	1,347	48,482
Carl Zeiss Meditec AG	1,949	49,721
CENTROTEC Sustainable AG	476	7,538
Cewe Stiftung & Company KGAA	626	35,027
comdirect bank AG	2,610	26,739
CompuGroup Medical AG	1,153	40,316
CTS Eventim AG & Company KGaA	3,354	122,139
Delticom AG	491	11,505
Deutsche Beteiligungs AG	423	13,032
Deutz AG	7,001	40,127
Dialog Semiconductor PLC (I)	5,567	301,035
DMG Mori AG	5,880	212,221
Draegerwerk AG & Company KGaA	82	6,810
Drillisch AG	3,170	141,208
Duerr AG	2,207	205,588
Elmos Semiconductor AG	566	11,747
ElringKlinger AG	2,576	69,278
Evotec AG (I)	2,885	11,422
Fielmann AG (I)	1,171	79,587
Fraport AG Frankfurt Airport
Services Worldwide	476	29,899
Freenet AG	9,134	307,668
Fuchs Petrolub SE	61	2,329
Gerresheimer AG	2,768	172,451

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Gerry Weber International AG	2,449	$56,185
Gesco AG	295	24,208
GFK AG	361	15,807
GFT Technologies AG	961	19,832
Grammer AG	1,191	39,378
Grenkeleasing AG	129	18,608
Hamburger Hafen und Logistik AG	2,218	44,845
Heidelberger Druckmaschinen AG (I)(L)	25,560	56,671
HOCHTIEF AG	268	20,775
Homag Group AG	498	19,420
Hornbach Baumarkt AG	249	9,159
Indus Holding AG	2,123	106,992
Init Innovation In Traffic Systems AG	106	2,908
Isra Vision AG	212	13,921
Jenoptik AG	5,491	66,204
KION Group AG (I)	385	18,470
Kloeckner & Company SE (L)	7,645	69,037
Kontron AG (I)	4,988	22,016
Krones AG	1,102	115,151
KUKA AG	2,124	176,917
KWS Saat AG	206	68,536
Lanxess AG	321	18,940
LEG Immobilien AG (I)	1,075	74,706
Leoni AG	3,125	197,506
LPKF Laser & Electronics AG	2,164	18,565
Manz AG (I)(L)	233	16,407
Medigene AG (I)	760	7,153
MLP AG	5,864	24,562
MTU Aero Engines Holding AG	2,479	233,314
Muehlbauer Holding AG	156	3,511
MVV Energie AG	884	22,361
Nemetschek AG	1,992	64,111
Nordex SE (I)	5,058	121,184
Norma Group SE	2,413	122,009
OHB SE	399	7,757
Osram Licht AG	1,623	77,646
Patrizia Immobilien AG (I)	3,789	92,633
Pfeiffer Vacuum Technology AG	598	53,291
PNE Wind AG (I)	4,544	10,406
Puma SE	194	30,806
QSC AG	6,549	13,437
Rational AG	233	85,533
Rheinmetall AG	3,081	156,278
Rhoen-Klinikum AG	3,597	96,445
SAF-Holland SA	4,007	61,835
Salzgitter AG	2,631	94,058
Schaltbau Holding AG	493	25,049
SGL Carbon SE (I)	2,999	48,403
SHW AG	14	672
Singulus Technologies AG (I)	4,168	3,682
Sixt SE	1,292	56,059
SMA Solar Technology AG (I)	916	20,454
Software AG	4,608	126,271
STADA Arzneimittel AG	4,642	156,585
STRATEC Biomedical AG	58	3,194
Stroeer Media AG	2,153	100,594
Suedzucker AG (L)	5,201	86,627
Suss Microtec AG (I)	2,259	12,799
TAG Immobilien AG	365	4,272
Takkt AG	2,476	45,283
Tom Tailor Holding AG (I)	710	7,119
TUI AG	12,516	202,247
Vossloh AG (I)	716	42,772

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
VTG AG	1,231	$28,811
Wacker Chemie AG	472	48,769
Wacker Neuson SE	2,041	42,802
Washtec AG	850	18,554
Wincor Nixdorf AG	2,415	94,921
XING AG	155	25,412
		6,705,255
Gibraltar - 0.1%
888 Holdings PLC	12,231	29,292
Bwin.Party Digital Entertainment PLC	46,527	71,551
		100,843
Greece - 0.0%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	151
TT Hellenic Postbank SA (I)	12,594	0
		151
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,649	5,569
Hong Kong - 3.4%
Allied Group, Ltd.	26,000	148,303
Allied Properties HK, Ltd.	282,000	81,437
APAC Resources, Ltd. (I)	68,431	1,768
APT Satellite Holdings, Ltd.	32,250	29,532
Asia Satellite Telecom Holdings Company, Ltd.	2,500	9,956
Associated International Hotels, Ltd.	44,000	136,493
Bonjour Holdings, Ltd.	162,800	11,965
Brockman Mining, Ltd. (I)	740,840	24,864
Burwill Holdings, Ltd. (I)	292,000	16,205
Cafe de Coral Holdings, Ltd.	18,000	65,000
Champion Technology Holdings, Ltd. (I)	545,220	14,344
Chen Hsong Holdings	10,000	2,965
Cheuk Nang Holdings, Ltd.	3,176	2,663
China Beidahuang Industry Group
Holdings, Ltd., Class A (I)	22,000	8,130
China Billion Resources, Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	16,578
China Metal International Holdings, Inc.	12,000	3,868
China Renji Medical Group, Ltd. (I)	99,900	3,115
China Solar Energy Holdings, Ltd. (I)	42,500	987
Chow Sang Sang Holdings International, Ltd.	22,000	44,135
Chuang’s Consortium International, Ltd.	30,948	4,431
CITIC Telecom International Holdings, Ltd.	112,000	51,929
CK Life Sciences International Holdings, Inc.	282,000	30,532
CP Lotus Corp. (I)	220,000	5,669
Cross-Harbour Holdings, Ltd.	18,000	23,286
CSI Properties, Ltd	245,066	9,472
CST Mining Group, Ltd. (I)	2,210,240	29,062
Dah Sing Banking Group, Ltd.	34,400	75,181
Dah Sing Financial Holdings, Ltd.	15,720	103,037
Dickson Concepts International, Ltd.	29,000	11,815
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	40,000	9,180
Emperor International Holdings, Ltd.	97,333	22,831
Esprit Holdings, Ltd.	92,300	86,382
eSun Holdings, Ltd. (I)	74,000	10,690
Far East Consortium International, Ltd.	116,912	55,346
Future Bright Holdings, Ltd.	6,000	1,006
G-Resources Group, Ltd.	2,014,800	64,920
Get Nice Holdings, Ltd.	591,000	35,775
Giordano International, Ltd.	100,000	54,026
Global Brands Group Holding, Ltd. (I)	4,000	841

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Glorious Sun Enterprises, Ltd.	64,000	$13,366
Haitong International Securities Group, Ltd.	103,196	92,999
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	40,000	70,456
HKR International, Ltd.	75,200	44,091
Hong Kong Aircraft
Engineering Company, Ltd.	2,000	20,286
Hong Kong Ferry Holdings Company, Ltd.	29,000	43,163
Hongkong Chinese, Ltd.	12,000	2,706
Hopewell Holdings, Ltd.	10,000	36,612
Hsin Chong Construction Group, Ltd.	170,000	20,181
Hung Hing Printing Group, Ltd.	82,000	12,040
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	136,000	56,466
Imagi International Holdings, Ltd. (I)	106,250	4,791
IT, Ltd.	44,601	16,739
Johnson Electric Holdings, Ltd.	10,500	33,800
K Wah International Holdings, Ltd.	159,169	83,869
Kingston Financial Group, Ltd.	84,000	37,880
Kowloon Development Company, Ltd.	22,000	27,756
Lai Sun Development Company, Ltd.	766,000	18,375
Lifestyle International Holdings, Ltd.	37,500	69,557
Lippo China Resources, Ltd.	36,000	1,532
Liu Chong Hing Investment, Ltd.	16,000	20,948
Luk Fook Holdings International, Ltd.	30,000	88,343
Man Wah Holdings, Ltd.	44,800	43,930
Mandarin Oriental International, Ltd.	8,000	12,592
Melco International Development, Ltd.	10,000	14,118
Midland Holdings, Ltd. (I)	48,000	21,719
Natural Beauty Bio-Technology, Ltd.	20,000	1,806
New Times Energy Corp., Ltd. (I)	39,450	1,550
NewOcean Energy Holdings, Ltd.	106,000	49,201
Noble Group, Ltd.	137,100	77,240
Orient Overseas International, Ltd.	2,500	12,760
Pacific Andes International Holdings, Ltd. (I)	328,006	12,265
Pacific Basin Shipping, Ltd.	166,000	55,781
Pacific Textile Holdings, Ltd.	35,000	55,903
Paliburg Holdings, Ltd.	46,000	17,380
Paradise Entertainment, Ltd.	52,000	14,729
PCCW, Ltd.	16,000	9,543
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	11,983
Pico Far East Holdings, Ltd.	100,000	31,940
Playmates Holdings, Ltd.	7,800	9,493
Playmates Toys, Ltd.	8,000	1,546
Polytec Asset Holdings, Ltd.	150,000	20,492
PYI Corp., Ltd.	372,000	11,179
Regal Hotels International Holdings, Ltd.	36,000	22,605
SA SA International Holdings, Ltd. (L)	82,000	44,387
SEA Holdings, Ltd.	4,000	3,215
Shun Tak Holdings, Ltd.	144,250	79,746
Sing Tao News Corp., Ltd.	108,000	20,064
Singamas Container Holdings, Ltd.	114,000	20,669
Sitoy Group Holdings, Ltd.	14,000	9,290
SmarTone Telecommunications Holdings, Ltd.	39,500	68,901
SOCAM Development, Ltd. (I)	16,674	13,636
South China China, Ltd. (I)	256,000	48,539
Stella International Holdings, Ltd.	25,000	59,602
Sun Hung Kai & Company, Ltd.	25,000	22,429
TAI Cheung Holdings, Ltd.	46,000	41,823
Tao Heung Holdings, Ltd.	14,000	6,096
Television Broadcasts, Ltd.	19,100	113,359
Texwinca Holdings, Ltd.	60,000	63,729

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
The Hongkong & Shanghai Hotels, Ltd.	1,500	$2,080
Titan Petrochemicals Group, Ltd. (I)	500,000	15,868
Tradelink Electronic Commerce, Ltd.	50,000	11,141
Transport International Holdings, Ltd.	19,200	46,745
Trinity, Ltd.	74,000	12,782
United Laboratories
International Holdings, Ltd. (I)	42,000	30,350
Upbest Group, Ltd.	148,000	46,777
Value Partners Group, Ltd.	62,000	97,650
Varitronix International, Ltd.	18,000	13,384
Victory City International Holdings, Ltd.	105,827	17,312
Vitasoy International Holdings, Ltd.	86,000	146,506
VST Holdings Company, Ltd.	75,200	27,434
Wai Kee Holdings, Ltd.	68,000	24,301
Willie International Holdings, Ltd. (I)	640,000	36,329
Wing Tai Properties, Ltd.	102,000	66,423
Xinyi Glass Holdings, Ltd.	159,000	84,416
YGM Trading, Ltd.	10,000	13,001
Yugang International, Ltd.	312,000	5,265
		3,946,679
India - 0.0%
Vedanta Resources PLC	2,671	21,813
Ireland - 1.9%
Aer Lingus Group PLC	15,850	42,599
Beazley PLC	47,871	222,488
C&C Group PLC	31,161	122,030
DCC PLC	6,369	500,156
FBD Holdings PLC	1,839	18,616
Glanbia PLC	4,576	89,863
Grafton Group PLC	18,960	231,116
Greencore Group PLC	29,617	146,320
IFG Group PLC	8,615	18,778
Irish Continental Group PLC	8,389	36,760
Kingspan Group PLC	10,256	247,648
Paddy Power PLC	1,456	124,809
UDG Healthcare PLC	20,187	155,318
XL Group PLC	8,521	316,981
		2,273,482
Isle of Man - 0.0%
Hansard Global PLC	6,816	10,291
Playtech PLC	1,829	23,519
		33,810
Israel - 0.7%
Africa Israel Investments, Ltd. (I)(L)	7,409	6,014
Airport City, Ltd. (I)	1,528	15,130
Amot Investments, Ltd.	883	2,820
Cellcom Israel, Ltd. (I)	1,966	7,824
Cellcom Israel, Ltd. (I)	825	3,152
Ceragon Networks, Ltd. (I)	220	241
Clal Biotechnology Industries, Ltd. (I)	3,950	4,112
Clal Insurance Enterprise Holdings, Ltd. (I)	2,775	45,397
Compugen, Ltd. (I)	1,251	8,774
Delek Automotive Systems, Ltd.	4,159	46,482
Delta Galil Industries, Ltd.	618	19,920
Electra Israel, Ltd.	37	4,684
EZchip Semiconductor, Ltd. (I)	900	14,364
First International Bank of Israel, Ltd.	698	9,946
Frutarom Industries, Ltd.	2,853	119,640
Gilat Satellite Networks, Ltd. (I)	215	1,215
Hadera Paper, Ltd. (I)	244	7,117

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Harel Insurance Investments &
Financial Services, Ltd.	10,502	$47,717
Israel Discount Bank, Ltd., Class A (I)	13,862	26,587
Ituran Location & Control, Ltd.	1,195	29,417
Jerusalem Oil Exploration (I)	782	31,133
Kamada, Ltd. (I)	1,616	6,172
Matrix IT, Ltd.	2,095	11,560
Mazor Robotics, Ltd. (I)	891	5,888
Melisron, Ltd.	701	25,058
Menorah Mivtachim Holdings, Ltd.	1,766	17,081
Migdal Insurance Financial Holding, Ltd.	13,577	15,721
Mivtach Shamir Holdings, Ltd.	397	9,231
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	13,049
Nitsba Holdings 1995, Ltd. (I)	2,317	33,699
Nova Measuring Instruments, Ltd. (I)	376	4,709
Oil Refineries, Ltd. (I)	53,675	19,287
Osem Investments, Ltd.	788	16,375
Partner Communications Company, Ltd. (I)	2,939	8,088
Paz Oil Company, Ltd.	378	59,582
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	30,968
Shikun & Binui, Ltd.	16,067	36,068
Shufersal, Ltd. (I)	9,143	21,654
Strauss Group, Ltd. (I)	806	13,071
The Phoenix Holdings, Ltd.	2,821	8,119
Tower Semiconductor, Ltd. (I)	3,359	52,199
		859,265
Italy - 3.9%
A2A SpA	67,835	80,961
ACEA SpA	7,594	96,497
Amplifon SpA	9,264	72,211
Ansaldo STS SpA	10,934	113,794
Arnoldo Mondadori Editore SpA (I)	12,613	14,045
Ascopiave SpA	2,314	5,579
Astaldi SpA	4,499	41,737
Autogrill SpA (I)	9,730	81,509
Azimut Holding SpA	15,042	440,308
Banca Generali SpA	4,148	146,065
Banca IFIS SpA	1,301	28,265
Banca Popolare dell’Emilia Romagna SC	28,867	257,561
Banca Popolare dell’Etruria e del Lazio (I)	13,061	8,489
Banca Popolare di Milano Scarl	205,710	216,948
Banca Popolare di Sondrio Scarl	17,792	86,757
Banca Profilo SpA	24,032	7,707
Banco Popolare SC (I)	9,557	157,362
Biesse SpA	1,877	31,294
Brembo SpA	2,573	109,765
Buzzi Unicem SpA	4,611	65,689
Cairo Communication SpA (L)	2,348	12,258
Cementir SpA	6,150	40,272
CIR-Compagnie Industriali Riunite SpA (I)	39,165	41,686
Credito Emiliano SpA	9,474	78,042
Credito Valtellinese Scarl (I)	79,817	105,906
Danieli & C Officine Meccaniche SpA	1,823	37,054
Datalogic SpA	981	14,346
Davide Campari Milano SpA	9,928	75,578
De’Longhi SpA	2,796	64,106
DeA Capital SpA (I)	4,665	7,460
DiaSorin SpA	2,010	91,820
Ei Towers SpA	1,086	65,423
Engineering SpA	449	28,687
ERG SpA	6,865	82,290
Esprinet SpA	3,554	28,693

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Eurotech SpA (I)	1,562	$3,029
Falck Renewables SpA	20,060	25,319
Geox SpA (I)	8,390	32,604
Gruppo Editoriale L’Espresso SpA (I)	18,304	18,914
Hera SpA	62,355	155,994
IMMSI SpA (I)	6,756	4,573
Industria Macchine Automatiche SpA	235	10,952
Interpump SpA	6,839	110,407
Iren SpA	48,658	66,613
Italcementi SpA	8,870	58,566
Italmobiliare SpA	827	23,685
Juventus Football Club SpA (I)	23,150	6,885
Landi Renzo SpA (I)	3,939	4,306
Maire Tecnimont SpA (I)	10,323	33,506
MARR SpA	2,608	46,255
Piaggio & C SpA (L)	17,916	60,106
Prysmian SpA	6,364	137,567
Recordati SpA	11,787	247,214
Reply SpA	376	38,400
Safilo Group SpA (I)	2,378	34,258
Salvatore Ferragamo Italia SpA	165	4,957
Saras SpA (I)	23,795	42,245
SAVE SpA	841	11,824
Societa Cattolica di Assicurazioni SCRL	14,793	116,724
Societa Iniziative Autostradali e Servizi SpA	5,263	56,175
Sogefi SpA (I)	3,551	9,839
SOL SpA	2,802	21,854
Sorin SpA (I)	28,116	78,708
Trevi Finanziaria Industriale SpA	9,838	21,518
Unipol Gruppo Finanziario SpA	18,195	92,499
Vittoria Assicurazioni SpA	2,112	23,301
World Duty Free SpA (I)	4,187	46,950
Yoox SpA (I)	3,137	101,518
Zignago Vetro SpA	1,669	9,798
		4,593,227
Japan - 22.7%
Accordia Golf Company, Ltd.	7,900	74,573
Achilles Corp.	10,000	12,815
Adastria Holdings Company, Ltd.	1,810	64,708
ADEKA Corp.	8,700	120,657
Advan Company, Ltd.	500	6,630
Aeon Delight Company, Ltd.	200	6,128
Ai Holdings Corp.	3,400	60,086
Aica Kogyo Company, Ltd.	4,700	109,176
Aichi Corp.	3,200	18,929
Aichi Steel Corp.	10,000	44,683
Aida Engineering, Ltd.	4,500	49,333
Ain Pharmaciez, Inc.	400	18,551
Aiphone Company, Ltd.	1,300	23,230
Airport Facilities Company, Ltd.	1,200	6,428
Aisan Industry Company, Ltd.	2,500	23,448
Akebono Brake Industry Company, Ltd.	2,300	7,379
Alpen Company, Ltd.	1,700	27,264
Alpha Systems, Inc.	840	13,452
Alpine Electronics, Inc.	3,300	63,561
Amano Corp.	6,100	79,718
Anest Iwata Corp.	1,800	11,243
Anritsu Corp.	9,800	66,064
AOKI Holdings, Inc.	4,000	57,043
Aoyama Trading Company, Ltd.	700	28,280
Arcland Sakamoto Company, Ltd.	1,200	27,092
Arcs Company, Ltd.	3,125	68,058
Ariake Japan Company, Ltd.	1,900	77,754

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Arisawa Manufacturing Company, Ltd.	2,900	$21,463
Arrk Corp. (I)	4,200	4,492
As One Corp.	1,400	48,210
Asahi Company, Ltd.	1,500	15,826
Asahi Diamond Industrial Company, Ltd.	5,000	56,332
Asahi Holdings, Inc.	1,800	30,647
Asahi Intecc Company, Ltd.	800	54,809
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	12,630
Asatsu-DK, Inc.	2,300	54,417
ASKA Pharmaceutical Company, Ltd.	1,600	17,533
Atom Corp.	2,000	13,431
Atsugi Company, Ltd.	12,000	11,368
Autobacs Seven Company, Ltd.	4,300	71,909
Avex Group Holdings, Inc.	3,400	59,660
Axell Corp.	100	1,396
Axial Retailing, Inc.	1,300	36,563
Azbil Corp.	400	10,343
Bando Chemical Industries, Ltd.	5,000	20,830
Bank of the Ryukyus, Ltd.	3,000	44,718
Belc Company, Ltd.	800	24,962
Belluna Company, Ltd.	2,100	11,436
Bic Camera, Inc.	2,200	27,718
Bit-isle, Inc.	1,100	4,347
BML, Inc.	900	28,145
Bookoff Corp.	1,400	10,114
Broadleaf Company, Ltd.	500	6,728
Bunka Shutter Company, Ltd.	5,000	39,428
CAC Holdings Corp.	1,500	13,742
Calsonic Kansei Corp.	7,000	49,776
Can Do Company, Ltd.	900	11,530
Canon Electronics, Inc.	1,700	33,229
Capcom Company, Ltd.	1,600	30,974
Cawachi, Ltd.	1,400	21,060
Central Glass Company, Ltd.	19,000	79,567
Chino Corp.	400	4,031
Chiyoda Company, Ltd.	2,600	61,023
Chiyoda Integre Company, Ltd.	800	22,304
Chofu Seisakusho Company, Ltd.	2,100	49,343
Chubu Shiryo Company, Ltd.	2,000	15,070
Chudenko Corp.	2,600	49,900
Chuetsu Pulp & Paper Company, Ltd.	5,000	9,498
Chugai Mining Company, Ltd. (I)	34,900	8,282
Chugai Ro Company, Ltd.	5,000	11,271
Chugoku Marine Paints, Ltd.	4,000	29,703
CKD Corp.	5,400	61,886
Clarion Company, Ltd. (L)	8,000	23,319
Cleanup Corp.	2,100	15,300
CMK Corp.	5,400	14,142
Coca-Cola West Company, Ltd.	600	10,829
Cocokara Fine, Inc.	1,540	52,976
Colowide Company, Ltd.	2,200	33,336
CONEXIO Corp.	1,900	20,596
COOKPAD, Inc.	1,200	21,758
Corona Corp.	300	2,921
Cosel Company, Ltd.	1,200	14,544
Cosmo Oil Company, Ltd.	34,000	55,267
Dai Nippon Toryo Company, Ltd.	12,000	18,022
Dai-Dan Company, Ltd.	2,000	13,726
Daibiru Corp.	3,400	31,424
Daido Metal Company, Ltd.	3,000	28,841
Daidoh, Ltd.	2,000	8,330
Daifuku Company, Ltd.	6,500	99,993

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daihen Corp.	8,000	$40,825
Daiichi Jitsugyo Company, Ltd.	4,000	21,396
Daiichikosho Company, Ltd.	1,100	38,714
Daiken Corp.	5,000	12,614
Daiken Medical Company, Ltd.	400	3,982
Daikoku Denki Company, Ltd.	800	11,358
Daikyo, Inc.	19,000	30,553
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	35,236
Daio Paper Corp.	7,000	70,343
Daiseki Company, Ltd.	2,900	56,097
Daiso Company, Ltd.	7,000	25,253
Daisyo Corp.	800	9,800
Daiwa Industries, Ltd.	2,000	13,162
Daiwabo Holdings Company, Ltd.	17,000	33,758
DCM Holdings Company, Ltd.	7,700	75,397
Denki Kogyo Company, Ltd.	5,000	23,870
Denyo Company, Ltd.	900	14,586
Descente, Ltd.	4,000	60,027
Doshisha Company, Ltd.	2,400	42,557
Doutor Nichires Holdings Company, Ltd.	2,900	50,827
Dr. Ci:Labo Company, Ltd.	1,200	42,118
DTS Corp.	1,700	38,370
Dunlop Sports Company, Ltd.	1,300	12,554
Duskin Company, Ltd.	5,000	86,368
Dydo Drinco, Inc.	1,200	52,143
Eagle Industry Company, Ltd.	2,000	46,506
EDION Corp.	6,100	43,186
Eiken Chemical Company, Ltd.	1,400	28,005
Eizo Corp.	1,500	34,485
Elematec Corp.	700	16,810
en-japan, Inc.	400	7,172
Enplas Corp.	400	16,264
EPS Holdings, Inc.	1,800	21,822
ESPEC Corp.	1,600	18,293
Excel Company, Ltd.	900	10,291
Exedy Corp.	1,100	27,465
F@N Communications Inc.	2,000	14,793
Fancl Corp.	2,600	36,180
FCC Company, Ltd.	2,800	42,736
FDK Corp. (I)	11,000	12,661
Feed One Holdings Company, Ltd.	15,040	16,583
Ferrotec Corp.	2,600	18,303
Fields Corp.	1,500	24,131
Financial Products Group Company, Ltd.	2,700	20,474
Foster Electric Company, Ltd.	2,100	47,179
FP Corp.	1,100	40,050
France Bed Holdings Company, Ltd.	11,000	16,983
Fudo Tetra Corp.	10,800	17,553
Fuji Company, Ltd.	2,100	39,867
Fuji Corp., Ltd.	100	567
Fuji Kyuko Company, Ltd.	1,000	8,664
Fuji Oil Company, Ltd	4,400	17,302
Fuji Oil Company, Ltd.	5,800	101,639
Fuji Seal International, Inc.	1,700	50,120
Fuji Soft, Inc.	1,800	36,638
Fujibo Holdings, Inc.	7,000	16,225
Fujicco Company, Ltd.	2,000	40,481
Fujikura Kasei Company, Ltd.	2,000	9,465
Fujikura, Ltd.	15,000	83,863
Fujimi, Inc.	500	7,521
Fujimori Kogyo Company, Ltd.	1,100	33,237
Fujisash Company, Ltd. (I)	4,900	5,645

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujita Kanko, Inc.	3,000	$9,683
Fujitec Company, Ltd.	5,000	62,219
Fujitsu General, Ltd.	5,000	64,070
Fukushima Industries Corp.	1,200	21,974
Fukuyama Transporting Company, Ltd.	2,000	11,086
Funai Electric Company, Ltd.	2,600	28,917
Funai Soken Holdings, Inc.	2,000	23,380
Furukawa Company, Ltd.	19,000	33,813
Furukawa Electric Company, Ltd.	7,000	12,468
Furuno Electric Company, Ltd.	2,400	17,839
Fuso Pharmaceutical Industries, Ltd.	5,000	11,932
Futaba Corp.	2,900	52,553
Futaba Industrial Company, Ltd.	3,400	16,516
Future System Consulting Corp.	200	1,307
Fuyo General Lease Company, Ltd.	1,700	72,586
G-Tekt Corp.	600	5,855
Gakken Company, Ltd.	4,000	8,227
Gecoss Corp.	400	4,112
Geo Holdings Corp.	3,900	47,969
GLOBERIDE, Inc.	10,000	14,205
GMO Internet, Inc.	2,600	34,858
GMO Payment Gateway, Inc.	600	19,368
Godo Steel, Ltd.	16,000	29,825
Goldcrest Company, Ltd.	1,690	33,343
Goldwin, Inc.	5,000	35,802
Gree, Inc.	2,900	16,935
GS Yuasa Corp.	1,000	3,927
Gulliver International Company, Ltd.	5,500	51,185
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,871
Gunze, Ltd.	13,000	35,558
Gurunavi, Inc.	1,400	23,012
Hakuto Company, Ltd.	1,300	15,924
Hamakyorex Company, Ltd.	500	19,999
Hanwa Company, Ltd.	14,000	65,713
Happinet Corp.	1,000	10,493
Harima Chemicals, Inc.	2,000	8,071
Harmonic Drive Systems, Inc.	700	13,724
Hazama Corp.	10,090	54,628
Heiwa Corp.	100	1,991
Heiwa Real Estate Company, Ltd.	2,800	38,386
Heiwado Company, Ltd.	2,000	49,677
Hibiya Engineering, Ltd.	1,500	20,150
Hiday Hidaka Corp.	1,180	28,948
Higo Bank, Ltd.	5,000	32,534
Hioki EE Corp.	500	10,452
Hiramatsu, Inc.	300	2,021
Hisaka Works, Ltd.	2,000	18,178
Hitachi Koki Company, Ltd.	5,700	47,497
Hitachi Kokusai Electric, Inc.	4,000	60,765
Hitachi Transport System, Ltd.	2,200	36,516
Hitachi Zosen Corp.	13,600	77,481
Hodogaya Chemical Company, Ltd.	7,000	10,565
Hogy Medical Company, Ltd.	1,200	61,558
Hokkaido Electric Power Company, Inc. (I)	2,000	22,688
Hokkaido Gas Company, Ltd.	3,000	7,156
Hokkan Holdings, Ltd.	5,000	12,216
Hokuetsu Industries Company, Ltd.	2,000	14,858
Hokuetsu Paper Mills, Ltd.	9,500	52,469
Hokuto Corp.	1,600	32,779
Honeys Company, Ltd.	1,350	11,466
Hoosiers Holdings Company, Ltd.	1,500	6,183
Horiba, Ltd.	2,500	101,551
Hosiden Corp.	4,400	26,932

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hosokawa Micron Corp.	3,000	$14,592
House Food Corp.	600	11,403
Hyakujushi Bank, Ltd.	21,000	75,053
IBJ Leasing Company, Ltd.	1,900	44,114
Ichikoh Industries, Ltd.	4,000	10,385
Ichiyoshi Securities Company, Ltd.	2,800	27,339
ICOM, Inc.	500	12,592
Idec Corp.	2,500	22,534
Ihara Chemical Industry Company, Ltd.	3,400	41,474
Iino Kaiun Kaisha, Ltd.	5,200	24,789
Ikegami Tsushinki Company, Ltd. (L)	4,000	5,779
Ikyu Corp.	200	4,271
Imasen Electric Industrial	1,700	18,283
Imperial Hotel, Ltd.	200	4,279
Inaba Denki Sangyo Company, Ltd.	1,600	55,660
Inaba Seisakusho Company, Ltd.	200	2,475
Inabata & Company, Ltd.	5,100	55,765
Inageya Company, Ltd.	2,900	35,481
Ines Corp.	2,700	30,081
Intage, Inc.	1,600	25,503
Internet Initiative Japan, Inc.	2,400	42,148
Inui Global Logistics Company, Ltd.	875	6,838
Iriso Electronics Company, Ltd.	200	14,174
Iseki & Company, Ltd.	12,000	23,706
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	32,382
IT Holdings Corp.	6,500	138,038
Ito En, Ltd.	500	10,488
Itochu Enex Company, Ltd.	5,900	56,685
Itochu-Shokuhin Company, Ltd.	600	20,759
Itoham Foods, Inc.	12,000	64,660
IwaiCosmo Holdings, Inc.	900	11,483
Iwatani Corp.	11,000	69,715
J-Oil Mills, Inc.	9,000	30,845
Jalux, Inc.	1,000	18,799
Jamco Corp.	500	16,414
Janome Sewing Machine Company, Ltd. (I)	12,000	12,641
Japan Communications, Inc. (I)(L)	6,000	20,349
Japan Digital Laboratory Company, Ltd.	1,500	20,958
Japan Drilling Company, Ltd.	400	11,511
Japan Pulp & Paper Company, Ltd.	6,000	16,497
Japan Radio Company, Ltd.	3,000	10,341
Japan Transcity Corp., Ltd.	5,000	17,345
Japan Vilene Company, Ltd.	2,000	13,090
Jastec Company, Ltd.	400	3,459
JBCC Holdings, Inc.	1,900	12,389
Jin Company, Ltd.	800	34,483
JMS Company, Ltd.	1,000	2,515
Joshin Denki Company, Ltd.	3,000	23,109
Jowa Holdings Company, Ltd.	300	13,889
JSP Corp.	800	12,883
Juki Corp.	1,400	18,817
Juroku Bank, Ltd.	9,000	36,803
JVC Kenwood Corp.	9,070	24,748
K&O Energy Group, Inc.	1,500	23,574
kabu.com Securities Company, Ltd.	11,400	38,125
Kadokawa Dwango Corp. (I)	3,636	47,166
Kaga Electronics Company, Ltd.	1,100	14,261
Kameda Seika Company, Ltd.	1,000	38,695
Kamei Corp.	2,000	18,695
Kanamoto Company, Ltd.	2,400	60,843
Kandenko Company, Ltd.	7,000	43,718
Kanematsu Corp.	40,000	70,009
Kanematsu Electronics, Ltd.	1,300	21,552

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kanto Denka Kogyo Company, Ltd.	2,000	$13,453
Kappa Create Holdings Company, Ltd. (I)	500	4,716
Kasai Kogyo Company, Ltd.	1,000	10,568
Katakura Industries Company, Ltd.	2,100	22,829
Kato Sangyo Company, Ltd.	2,200	51,480
Kato Works Company, Ltd.	2,000	11,749
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	11,203
Kenedix, Inc.	1,600	6,148
Key Coffee, Inc.	800	13,398
Kimoto Company, Ltd.	3,000	6,933
Kintetsu World Express, Inc.	1,300	58,341
Kinugawa Rubber Industrial Company, Ltd.	3,000	16,308
Kissei Pharmaceutical Company, Ltd.	3,000	76,128
Kitz Corp.	7,800	38,977
KLab, Inc. (I)	2,100	30,642
Koa Corp.	2,300	24,719
Koatsu Gas Kogyo Company, Ltd.	3,000	15,504
Kohnan Shoji Company, Ltd.	1,800	23,370
Kohsoku Corp.	1,400	10,234
Kojima Company, Ltd.	3,000	9,291
Kokuyo Company, Ltd.	8,300	71,457
Komatsu Seiren Company, Ltd.	2,000	9,075
Komeri Company, Ltd.	700	15,998
Komori Corp.	6,300	85,552
Konishi Company, Ltd.	1,100	20,808
Kumagai Gumi Company, Ltd.	3,000	8,843
Kura Corp.	800	25,404
Kurabo Industries, Ltd.	16,000	34,256
Kureha Corp.	12,000	47,155
Kurimoto, Ltd.	10,000	20,670
Kuroda Electric Company, Ltd.	2,400	44,665
Kusuri No Aoki Company, Ltd.	400	17,705
KYB Company, Ltd.	2,000	6,926
Kyodo Printing Company, Ltd.	8,000	22,706
Kyoei Steel, Ltd.	1,100	20,326
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	9,783
Kyokuto Securities Company, Ltd.	800	11,586
Kyokuyo Company, Ltd.	7,000	16,179
Kyorin Company, Ltd.	3,100	63,204
Kyoritsu Maintenance Company, Ltd.	1,080	69,421
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,148
Kyowa Exeo Corp.	6,700	77,965
Kyudenko Corp.	2,000	35,916
Lasertec Corp.	900	12,437
LEC, Inc.	700	7,798
Leopalace21 Corp. (I)	12,500	76,610
Life Corp.	2,700	61,865
Lintec Corp.	1,600	36,584
Lion Corp.	7,000	56,097
Macnica Fuji Electronics Holdings, Inc. (I)	3,050	37,681
Maeda Corp.	10,000	69,305
Maeda Road Construction Company, Ltd.	4,000	73,598
Maezawa Kasei Industries Company, Ltd.	1,100	11,222
Maezawa Kyuso Industries Company, Ltd.	900	12,279
Makino Milling Machine Company, Ltd.	8,000	80,656
Mandom Corp.	1,400	62,311
Mani, Inc.	200	13,276
Mars Engineering Corp.	700	12,402
Marubun Corp.	200	1,573
Marudai Food Company, Ltd.	8,000	29,919
Maruha Nichiro Corp.	2,738	44,238
Marusan Securities Company, Ltd.	5,400	58,055

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maruwa Company, Ltd.	600	$12,682
Marvelous, Inc.	1,400	17,590
Matsuda Sangyo Company, Ltd.	1,400	17,121
Matsumotokiyoshi Holdings Company, Ltd.	1,500	69,201
Matsuya Foods Company, Ltd.	700	13,454
Max Company, Ltd.	3,000	32,117
Megachips Corp.	800	9,940
Megmilk Snow Brand Company, Ltd.	4,600	58,958
Meidensha Corp.	17,000	63,845
Meiji Shipping Company, Ltd.	2,000	6,791
Meiko Network Japan Company, Ltd.	3,000	35,383
Meitec Corp.	2,700	100,658
Meito Sangyo Company, Ltd.	900	9,481
Melco Holdings, Inc.	1,200	22,655
Message Company, Ltd.	700	18,874
Micronics Japan Company, Ltd.	600	13,789
Milbon Company, Ltd.	1,056	33,603
Mimasu Semiconductor Industry Company, Ltd.	1,400	14,078
Ministop Company, Ltd.	1,100	19,055
Mirait Holdings Corp.	5,440	63,394
Misawa Homes Company, Ltd.	2,000	17,399
Mitsuba Corp.	3,400	89,213
Mitsubishi Paper Mills, Ltd. (I)	26,000	19,573
Mitsubishi Pencil Company, Ltd.	1,600	75,554
Mitsubishi Shokuhin Company, Ltd.	200	4,476
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	21,672
Mitsuboshi Belting Company, Ltd.	4,000	31,693
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	50,171
Mitsui High-Tec, Inc.	2,200	15,352
Mitsui Home Company, Ltd.	3,000	13,873
Mitsui Matsushima Company, Ltd.	10,000	10,789
Mitsui Mining & Smelting Company, Ltd.	6,000	16,241
Mitsui Sugar Company, Ltd.	8,000	31,866
Mitsui-Soko Company, Ltd.	3,000	9,504
Mitsuuroko Holdings Company, Ltd.	3,200	16,071
Miura Company, Ltd.	3,000	34,726
Miyazaki Bank, Ltd.	14,000	52,347
Mizuno Corp.	7,000	33,150
Mochida Pharmaceutical Company, Ltd.	400	22,631
Modec, Inc.	900	13,790
Monex Group, Inc.	12,300	33,800
MonotaRO Company, Ltd.	200	8,780
Morinaga & Company, Ltd.	14,000	59,915
Morinaga Milk Industry Company, Ltd.	14,000	51,335
Morita Corp.	3,000	29,283
Musashi Seimitsu Industry Company, Ltd.	1,800	34,878
Musashino Bank, Ltd.	3,800	149,936
Nachi-Fujikoshi Corp.	11,000	64,796
Nagaileben Company, Ltd.	1,800	34,567
Nagase & Company, Ltd.	500	6,891
Nagatanien Company, Ltd.	2,000	17,880
Nakamuraya Company, Ltd.	3,000	11,079
Nakanishi, Inc.	300	11,853
Nakayama Steel Works, Ltd. (I)	11,000	7,984
Namura Shipbuilding Company, Ltd.	1,152	9,873
NEC Capital Solutions, Ltd.	800	12,317
NEC Networks & System Integration Corp.	2,700	58,916
NET One Systems Company, Ltd.	6,400	44,929
Neturen Company, Ltd.	2,300	16,582
Nice Holdings, Inc.	6,000	10,016
Nichi-iko Pharmaceutical Company, Ltd.	3,100	84,100
Nichias Corp.	7,000	43,361

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichicon Corp.	4,600	$37,406
Nichiden Corp.	700	17,442
Nichiha Corp.	1,600	24,570
Nichii Gakkan Company, Ltd.	3,200	25,707
Nichirei Corp.	13,000	89,716
Nichireki Company, Ltd.	2,000	16,673
Nifco, Inc.	1,000	43,342
Nihon Dempa Kogyo Company, Ltd.	1,800	13,432
Nihon House Holdings Company, Ltd.	1,000	4,686
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,280
Nihon M&A Center, Inc.	2,400	98,939
Nihon Nohyaku Company, Ltd.	4,000	38,780
Nihon Parkerizing Company, Ltd.	8,000	81,148
Nihon Unisys, Ltd.	500	5,134
Nikkiso Company, Ltd.	5,100	53,467
Nippo Corp.	1,000	17,143
Nippon Beet Sugar Manufacturing Company, Ltd.	15,000	24,748
Nippon Carbon Company, Ltd.	6,000	19,748
Nippon Ceramic Company, Ltd.	1,400	19,479
Nippon Chemi-Con Corp.	11,000	33,110
Nippon Chemical Industrial Company, Ltd.	7,000	13,428
Nippon Coke & Engineering Company, Ltd.	18,000	17,343
Nippon Denko Company, Ltd.	6,530	15,185
Nippon Densetsu Kogyo Company, Ltd.	4,300	75,684
Nippon Fine Chemical Company, Ltd.	800	6,171
Nippon Flour Mills Company, Ltd.	13,000	78,659
Nippon Gas Company, Ltd.	2,000	62,598
Nippon Hume Corp.	2,000	13,651
Nippon Kanzai Company, Ltd.	700	15,846
Nippon Kayaku Company, Ltd.	1,000	10,781
Nippon Koei Company, Ltd.	8,000	31,483
Nippon Konpo Unyu Soko Company, Ltd.	6,000	104,599
Nippon Koshuha Steel Company, Ltd.	8,000	7,521
Nippon Light Metal Holdings Company, Ltd.	43,000	74,006
Nippon Paper Industries Company, Ltd.	1,500	26,272
Nippon Seiki Company, Ltd.	4,000	79,531
Nippon Sharyo, Ltd.	6,000	16,170
Nippon Sheet Glass Company, Ltd. (I)	11,000	11,679
Nippon Soda Company, Ltd.	14,000	89,988
Nippon Steel & Sumikin Texeng Company, Ltd.	5,000	27,036
Nippon Steel Trading Company., Ltd.	9,720	35,471
Nippon Suisan Kaisha, Ltd.	15,600	44,582
Nippon Synthetic Chemical Industry Company, Ltd.	3,000	20,367
Nippon Thompson Company, Ltd.	6,000	33,579
Nippon Valqua Industries, Ltd.	8,000	21,626
Nippon Yakin Kogyo Company, Ltd. (I)	10,000	18,784
Nipro Corp.	7,000	71,645
Nishi-Nippon Railroad Company, Ltd.	14,000	64,263
Nishimatsu Construction Company, Ltd.	29,000	108,665
Nishimatsuya Chain Company, Ltd.	5,100	51,310
Nishio Rent All Company, Ltd.	800	19,989
Nissei ASB Machine Company, Ltd.	500	9,807
Nissei Build Kogyo Company, Ltd.	4,000	12,664
Nissha Printing Company, Ltd.	600	10,157
Nisshin Fudosan Company, Ltd.	5,800	20,739
Nisshin Oillio Group, Ltd.	13,000	53,308
Nisshin Steel Holdings Comapny, Ltd.	2,360	29,241
Nisshinbo Holdings, Inc.	4,000	44,707
Nissin Corp.	4,000	11,958
Nissin Electric Company, Ltd.	5,000	35,476
Nissin Kogyo Company, Ltd.	2,100	34,643

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nitta Corp.	2,300	$63,753
Nittan Valve Company, Ltd.	1,200	4,608
Nittetsu Mining Company, Ltd.	6,000	29,352
Nitto Boseki Company, Ltd.	13,000	57,308
Nitto Kogyo Corp.	2,900	65,266
Nitto Kohki Company, Ltd.	1,000	22,633
Noevir Holdings Company, Ltd.	1,600	34,457
NOF Corp.	16,000	128,363
Nohmi Bosai, Ltd.	2,000	23,844
Nomura Company, Ltd.	3,200	38,876
Noritake Company, Ltd.	12,000	27,931
Noritsu Koki Company, Ltd.	1,900	10,921
Noritz Corp.	1,000	18,859
North Pacific Bank, Ltd.	2,900	12,947
NS Solutions Corp.	1,500	49,599
NS United Kaiun Kaisha, Ltd.	8,000	17,298
NSD Company, Ltd.	2,090	27,620
Obara Group, Inc.	1,400	75,236
Oenon Holdings, Inc.	6,000	10,734
Ohsho Food Service Corp.	700	24,132
Oiles Corp.	2,880	54,659
Okabe Company, Ltd.	3,900	30,542
Okamoto Industries, Inc.	7,000	26,173
Okamura Corp.	7,000	60,965
Okinawa Cellular Telephone Company	400	11,673
OKUMA Corp.	6,000	67,706
Okumura Corp.	12,000	61,220
Okura Industrial Company, Ltd.	4,000	11,267
Okuwa Company, Ltd.	3,000	25,364
Onoken Company, Ltd.	1,500	14,914
Onward Holdings Company, Ltd.	2,000	13,790
Open House Company, Ltd.	800	13,507
Optex Company, Ltd.	1,200	24,779
Organo Corp.	3,000	12,739
Origin Electric Company, Ltd.	3,000	10,875
Osaka Steel Company, Ltd.	1,400	26,046
OSAKA Titanium Technologies Company, Ltd.	600	16,097
Osaki Electric Company, Ltd. (L)	3,000	16,482
OSG Corp.	2,600	55,733
Oyo Corp.	1,300	17,463
Pacific Industrial Company, Ltd.	3,400	32,482
Pacific Metals Company, Ltd.	9,000	27,330
Pal Company, Ltd.	1,100	36,121
PanaHome Corp.	7,000	49,822
Panasonic Information Systems	1,000	34,333
Paramount Bed Holdings Company, Ltd.	800	23,620
Parco Company, Ltd.	800	7,925
Paris Miki Holdings, Inc.	1,100	4,303
Penta-Ocean Construction Company, Ltd.	14,500	59,860
Pilot Corp.	3,200	125,015
Piolax, Inc.	700	35,818
Pioneer Corp. (I)	18,800	34,229
Plenus Company, Ltd.	1,900	34,201
Press Kogyo Company, Ltd.	7,000	32,730
Prima Meat Packers, Ltd.	10,000	30,628
Pronexus, Inc.	600	3,856
Proto Corp.	200	3,221
Raito Kogyo Company, Ltd.	4,200	34,032
Relo Holdings, Inc.	200	19,754
Rengo Company, Ltd.	16,000	66,308
Ricoh Leasing Company, Ltd.	2,100	64,359
Riken Corp.	9,000	34,681
Riken Keiki Company, Ltd.	1,300	14,875

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Riken Technos Corp.	3,000	$12,036
Riken Vitamin Company, Ltd.	700	22,430
Ringer Hut Company, Ltd.	600	12,732
Riso Kagaku Corp.	800	15,132
Rock Field Company, Ltd.	1,000	23,804
Rohto Pharmaceutical Company, Ltd.	1,800	29,692
Roland DG Corp.	100	2,821
Round One Corp.	3,800	18,519
Royal Holdings Company, Ltd.	2,300	38,362
Ryobi, Ltd.	16,000	62,407
Ryoden Trading Company, Ltd.	3,000	23,956
Ryosan Company, Ltd.	2,600	68,328
Ryoyo Electro Corp.	1,600	20,619
S Foods, Inc.	500	10,116
Sac’s Bar Holdings, Inc.	600	10,824
Saibu Gas Company, Ltd.	19,000	45,336
Saizeriya Company, Ltd.	2,100	46,589
Sakai Chemical Industry Company, Ltd.	9,000	32,244
Sakata INX Corp.	3,100	27,392
Sakata Seed Corp.	2,900	55,345
Sala Corp.	1,500	7,404
San-A Company, Ltd.	1,400	61,959
San-Ai Oil Company, Ltd.	5,000	32,394
Sanden Holdings Corp.	3,000	13,954
Sangetsu Company, Ltd.	6,800	103,540
Sanken Electric Company, Ltd.	12,000	74,145
Sanki Engineering Company, Ltd.	4,000	31,561
Sanko Marketing Foods Company, Ltd.	200	1,518
Sankyo Seiko Company, Ltd.	3,200	13,243
Sankyo Tateyama, Inc.	2,200	37,147
Sankyu, Inc.	13,000	70,992
Sanshin Electronics Company, Ltd.	2,600	26,607
Sanwa Holdings Corp.	2,000	16,825
Sanyo Chemical Industries, Ltd.	6,000	42,162
Sanyo Denki Company, Ltd.	3,000	24,034
Sanyo Electric Railway Company, Ltd.	2,000	7,712
Sanyo Shokai, Ltd.	7,000	19,255
Sanyo Special Steel Company, Ltd.	10,000	46,613
Sapporo Holdings, Ltd.	18,000	66,868
Sato Holdings Corp.	1,700	48,010
Sato Restaurant Systems Company, Ltd.	500	3,742
Sawai Pharmaceutical Company, Ltd.	100	5,820
SCREEN Holdings Company, Ltd.	12,000	75,519
Seikitokyu Kogyo Company, Ltd.	1,600	7,341
Seiko Holdings Corp.	7,000	35,397
Seiren Company, Ltd.	5,200	54,962
Sekisui Jushi Corp.	3,000	39,022
Sekisui Plastics Company, Ltd.	5,000	18,324
Senko Company, Ltd.	9,000	56,981
Senshu Ikeda Holdings, Inc.	5,400	24,482
Senshukai Company, Ltd.	4,400	30,845
Seria Company, Ltd.	1,300	48,916
Shibusawa Warehouse Company, Ltd.	5,000	14,285
Shibuya Kogyo Company, Ltd.	800	14,347
Shikibo, Ltd.	11,000	11,590
Shikoku Chemicals Corp.	3,000	25,818
Shima Seiki Manufacturing, Ltd.	2,300	36,629
Shimachu Company, Ltd.	3,800	109,556
Shin-Etsu Polymer Company, Ltd.	3,000	14,270
Shinagawa Refractories Company, Ltd.	6,000	14,248
Shindengen Electric Manufacturing Company, Ltd.	5,000	25,020
Shinkawa, Ltd. (I)	1,500	13,316

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shinko Electric Industries Company, Ltd.	5,100	$36,774
Shinko Plantech Company, Ltd.	3,300	29,126
Shinko Shoji Company, Ltd.	2,700	28,561
Shinmaywa Industries, Ltd.	9,000	82,382
Ship Healthcare Holdings, Inc.	2,600	53,729
Shizuoka Gas Company, Ltd.	4,500	31,404
Shochiku Company, Ltd.	1,000	8,948
Showa Corp.	3,500	34,828
Showa Sangyo Company, Ltd.	7,000	28,458
Siix Corp.	1,600	41,949
Sinanen Company, Ltd.	4,000	15,715
Sinko Industries Ltd.	200	2,008
Sintokogio, Ltd.	4,600	40,740
SMK Corp.	6,000	24,078
SMS Company, Ltd.	1,600	21,217
Sodick Company, Ltd.	2,400	19,654
Sogo Medical Company, Ltd.	600	16,876
ST Corp.	1,100	9,861
St. Marc Holdings Company, Ltd.	1,400	46,078
Star Micronics Company, Ltd.	2,600	44,286
Starzen Company, Ltd.	6,000	18,807
Stella Chemifa Corp.	800	8,493
Suminoe Textile Company, Ltd.	5,000	13,833
Sumitomo Bakelite Company, Ltd.	10,000	45,301
Sumitomo Densetsu Company, Ltd.	1,300	18,700
Sumitomo Mitsui Construction Company, Ltd.	30,000	39,202
Sumitomo Osaka Cement Company, Ltd.	16,000	59,178
Sumitomo Real Estate Sales Company, Ltd.	200	5,045
Sumitomo Riko Company, Ltd	2,400	19,138
Sumitomo Seika Chemicals Company, Ltd.	4,000	26,270
Sumitomo Warehouse Company, Ltd.	14,048	78,408
SWCC Showa Holdings Company, Ltd. (I)	24,000	18,621
Systena Corp.	100	857
T Hasegawa Company, Ltd.	1,600	23,201
T-Gaia Corp.	300	4,748
Tabuchi Electric Company, Ltd.	2,000	18,616
Tachi-S Company, Ltd.	1,900	27,108
Tachibana Eletech Company, Ltd.	360	4,194
Tadano, Ltd.	2,000	29,872
Taihei Dengyo Kaisha, Ltd.	3,000	29,606
Taiho Kogyo Company, Ltd.	2,500	33,203
Taikisha, Ltd.	2,100	50,629
Taisei Lamick Company, Ltd.	500	11,714
Taiyo Holdings Company, Ltd.	1,300	54,341
Taiyo Yuden Company, Ltd.	7,400	103,728
Takamatsu Construction Group Comapany, Ltd.	1,500	32,746
Takaoka Toko Company, Ltd.	700	9,301
Takara Holdings, Inc.	1,900	14,868
Takara Leben Company, Ltd.	6,300	37,460
Takara Standard Company, Ltd.	7,000	49,556
Takasago International Corp.	6,000	25,070
Takasago Thermal Engineering Company, Ltd.	5,700	69,124
Takata Corp.	1,600	17,414
Take and Give Needs Company, Ltd.	200	1,304
Takeei Corp.	700	7,088
Takeuchi Manufacturing Company, Ltd.	300	17,188
Takihyo Company, Ltd.	3,000	11,666
Takiron Company, Ltd.	3,000	13,319
Takuma Company, Ltd.	6,000	38,182
Tamron Company, Ltd.	1,500	31,656
Tamura Corp.	7,000	27,929
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	17,426
Teikoku Sen-I Company, Ltd.	2,000	28,472

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tenma Corp.	1,000	$17,204
The Aichi Bank, Ltd.	900	50,654
The Akita Bank, Ltd.	15,000	48,501
The Aomori Bank, Ltd.	15,000	49,475
The Awa Bank, Ltd.	6,000	38,207
The Bank of Iwate, Ltd.	1,400	63,012
The Bank of Nagoya, Ltd.	17,000	66,493
The Bank of Okinawa, Ltd.	2,100	89,614
The Bank of Saga, Ltd.	10,000	25,480
The Chiba Kogyo Bank, Ltd.	3,200	24,182
The Chukyo Bank, Ltd.	9,000	16,835
The Daisan Bank, Ltd.	17,000	27,617
The Daishi Bank, Ltd.	27,000	113,954
The Ehime Bank, Ltd.	13,000	28,341
The Eighteenth Bank, Ltd.	10,000	30,639
The Fukui Bank, Ltd.	18,000	39,372
The Fukushima Bank, Ltd.	21,000	17,495
The Higashi-Nippon Bank, Ltd.	9,000	32,556
The Hokkoku Bank, Ltd.	5,000	18,328
The Hokuetsu Bank, Ltd.	21,000	43,716
The Hyakugo Bank, Ltd.	20,000	99,100
The Japan Steel Works, Ltd.	9,000	37,192
The Japan Wool Textile Company, Ltd.	4,000	30,808
The Kagoshima Bank, Ltd.	2,000	14,447
The Keiyo Bank, Ltd.	7,000	36,778
The Kinki Sharyo Company, Ltd. (I)	3,000	8,272
The Kita-Nippon Bank, Ltd.	700	20,233
The Kiyo Bank, Ltd.	5,300	80,879
The Michinoku Bank, Ltd.	14,000	24,462
The Minato Bank, Ltd.	16,000	41,022
The NaganoBank, Ltd.	8,000	15,087
The Nanto Bank, Ltd.	3,000	10,728
The Nippon Road Company, Ltd.	7,000	34,930
The Nippon Signal Company, Ltd.	2,700	29,628
The Ogaki Kyoritsu Bank, Ltd.	27,000	98,542
The Oita Bank, Ltd.	12,000	51,129
The Okinawa Electric Power Company, Inc.	1,950	48,789
The Pack Corp.	1,300	25,975
The San-in Godo Bank, Ltd.	8,000	77,129
The Shiga Bank, Ltd.	7,000	37,705
The Shikoku Bank, Ltd.	15,000	34,177
The Shimizu Bank, Ltd.	900	24,790
The Tochigi Bank, Ltd.	8,000	45,559
The Toho Bank, Ltd.	18,000	80,382
The Tohoku Bank, Ltd.	4,000	5,554
The Torigoe Company, Ltd.	2,300	13,344
The Tottori Bank, Ltd.	4,000	7,477
The Towa Bank, Ltd.	21,000	20,589
The Yamagata Bank, Ltd.	16,000	69,847
The Yamanashi Chuo Bank, Ltd.	13,000	61,438
The Yasuda Warehouse Company, Ltd.	1,400	11,547
Tigers Polymer Corp.	1,000	6,684
TKC Corp.	1,500	42,582
Toa Corp.	1,400	14,712
Toa Corp.	22,000	35,565
Toagosei Company, Ltd.	9,000	74,998
Tobishima Corp. (I)	7,200	12,404
TOC Company, Ltd.	5,400	37,759
Tocalo Company, Ltd.	1,300	30,371
Toda Corp.	17,000	78,020
Toda Kogyo Corp.	3,000	8,254
Toei Company, Ltd.	5,000	35,609
Toenec Corp.	3,000	18,640

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Company, Ltd.	3,000	$12,251
Toho Holdings Company, Ltd.	3,200	73,662
Toho Zinc Company, Ltd.	10,000	31,319
Tokai Carbon Company, Ltd.	17,000	53,292
Tokai Holdings Corp.	4,000	16,271
Token Corp.	810	51,134
Tokushu Tokai Paper Company, Ltd.	15,000	37,477
Tokuyama Corp.	23,000	44,287
Tokyo Dome Corp.	11,000	45,701
Tokyo Energy & Systems, Inc.	2,000	20,367
Tokyo Keiki, Inc.	5,000	10,803
Tokyo Ohka Kogyo Company, Ltd.	3,400	96,452
Tokyo Rakutenchi Company, Ltd.	2,000	8,268
Tokyo Rope Manufacturing Company, Ltd. (I)	7,000	12,927
Tokyo Seimitsu Company, Ltd.	2,600	56,967
Tokyo Steel Manufacturing Company, Ltd.	2,600	19,127
Tokyo Tekko Company, Ltd.	4,000	20,327
Tokyo Theatres Company, Inc.	9,000	10,364
Tokyo TY Financial Group, Inc.	2,336	79,343
Tomato Bank, Ltd.	11,000	17,968
Tomen Devices Corp.	200	3,472
Tomoe Corp.	2,200	7,553
Tomoe Engineering Company, Ltd.	800	10,883
Tomoku Company, Ltd.	6,000	13,779
TOMONY Holdings, Inc.	15,000	68,582
Tomy Company, Ltd.	4,500	23,497
Tonami Holdings Company, Ltd.	6,000	19,130
Toppan Forms Company, Ltd.	5,600	77,097
Topre Corp.	4,300	77,596
Topy Industries, Ltd.	18,000	45,998
Toridoll Corp.	1,400	18,503
Torii Pharmaceutical Company, Ltd.	1,100	29,227
Torishima Pump Manufacturing Company, Ltd.	900	7,023
Tosei Corp.	1,300	9,232
Toshiba Machine Company, Ltd.	8,000	36,643
Toshiba Plant Systems & Services Corp.	2,000	24,354
Toshiba TEC Corp.	1,000	5,410
Tosho Printing Company, Ltd.	3,000	10,106
Totetsu Kogyo Company, Ltd.	2,200	45,532
Towa Corp.	2,200	17,508
Towa Pharmaceutical Company, Ltd.	700	44,788
Toyo Corp.	2,300	19,356
Toyo Denki Seizo - Toyo Electric
Manufacturing Company, Ltd.	3,000	10,768
Toyo Ink SC Holdings Company, Ltd.	15,000	60,098
Toyo Kanetsu KK	4,000	7,249
Toyo Kohan Company, Ltd.	4,000	19,847
Toyo Securities Company, Ltd.	6,000	18,687
Toyo Tanso Company, Ltd.	1,000	16,658
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,243
Toyobo Company, Ltd.	32,936	52,462
TPR Company, Ltd.	1,400	42,029
Trancom Company, Ltd.	600	32,760
Transcosmos, Inc.	2,300	61,181
Trusco Nakayama Corp.	2,500	85,019
TS Tech Company, Ltd.	400	10,696
TSI Holdings Company, Ltd.	9,970	68,988
Tsubakimoto Chain Company, Ltd.	8,000	78,148
Tsugami Corp.	6,000	33,010
Tsukishima Kikai Company, Ltd.	2,000	21,240
Tsukuba Bank, Ltd.	5,700	19,132
Tsukui Corp.	600	4,704
Tsumura & Company	3,800	81,748

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tsurumi Manufacturing Company, Ltd.	1,000	$15,810
Tsutsumi Jewelry Company, Ltd.	700	16,459
U-Shin, Ltd.	2,300	14,132
UACJ Corp.	19,034	48,368
Ube Industries, Ltd.	18,000	33,955
Uchida Yoko Company, Ltd.	4,000	14,376
Ulvac, Inc.	2,900	44,629
Uniden Corp.	9,000	17,191
Union Tool Company, Ltd.	700	22,486
Unipres Corp.	2,600	54,357
United Arrows, Ltd.	2,100	65,800
United Super Markets Holdings, Inc. (I)	4,200	36,142
Universal Entertainment Corp.	600	13,554
UNY Group Holdings Company, Ltd.	6,000	38,374
Usen Corp. (I)	7,000	20,116
Ushio, Inc.	900	11,715
Valor Company, Ltd.	4,000	100,128
Vital KSK Holdings, Inc.	3,500	25,383
VT Holdings Company, Ltd.	3,300	19,648
Wacoal Holdings Corp.	5,000	58,434
Wacom Company, Ltd.	9,300	33,736
Wakachiku Construction Company, Ltd.	9,000	12,863
Wakita & Company, Ltd.	2,000	20,388
Warabeya Nichiyo Company, Ltd.	900	21,690
WATAMI Company, Ltd. (I)	2,300	18,950
Welcia Holdings Company, Ltd.	900	41,084
West Holdings Corp.	1,300	9,347
Xebio Company, Ltd.	1,500	29,300
Yahagi Construction Company, Ltd.	2,000	14,165
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,058
YAMABIKO Corp.	600	27,440
Yamato Kogyo Company, Ltd.	1,000	23,358
Yamazen Corp.	3,900	35,577
Yaoko Company, Ltd.	600	27,866
Yellow Hat, Ltd.	1,000	19,451
Yodogawa Steel Works, Ltd.	10,000	43,613
Yokogawa Bridge Corp.	3,000	29,896
Yokohama Reito Company, Ltd.	4,000	31,202
Yokowo Company, Ltd.	2,000	11,863
Yomeishu Seizo Company, Ltd.	1,000	8,265
Yomiuri Land Company, Ltd.	2,000	6,985
Yondenko Corp.	3,000	10,803
Yondoshi Holdings, Inc.	1,700	41,278
Yorozu Corp.	800	17,648
Yoshinoya Holdings Company, Ltd.	2,100	25,440
Yuasa Trading Company, Ltd.	1,600	38,265
Yuki Gosei Kogyo Company, Ltd.	2,000	4,507
Yumeshin Holdings Company, Ltd.	2,200	14,027
Yurtec Corp.	4,000	28,916
Yusen Logistics Company, Ltd.	1,200	13,929
Yushiro Chemical Industry Company, Ltd.	1,100	13,092
Zenrin Company, Ltd.	2,100	27,453
Zensho Holdings Company, Ltd.	4,900	46,656
Zeria Pharmaceutical Company, Ltd.	2,200	32,122
		26,492,661
Jersey, Channel Islands - 0.1%
Centamin PLC	88,755	86,227
Phoenix Group Holdings	1,679	21,639
		107,866
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	55,434

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Liechtenstein (continued)
VP Bank AG	397	$34,710
		90,144
Luxembourg - 0.5%
APERAM (I)	3,189	129,107
Eurofins Scientific SE	651	198,201
L’Occitane International SA	4,000	11,400
Regus PLC	59,952	245,642
		584,350
Macau - 0.0%
Macau Legend Development, Ltd. (I)	35,000	11,408
Malta - 0.1%
Unibet Group PLC	1,362	82,969
Mongolia - 0.0%
Mongolian Mining Corp. (I)	346,000	16,706
Netherlands - 1.9%
Aalberts Industries NV	9,501	282,513
Accell Group	1,728	32,150
AMG Advanced Metallurgical Group NV (I)	3,085	26,941
Amsterdam Commodities NV	1,575	39,946
Arcadis NV	6,329	174,070
ASM International NV	5,593	258,741
Atrium European Real Estate, Ltd. (I)	375	1,726
BE Semiconductor Industries NV	1,355	37,708
Beter Bed Holding NV	1,056	26,597
BinckBank NV	4,478	42,734
Brunel International NV	2,022	40,039
Corbion NV	3,428	67,961
Delta Lloyd NV	3,244	53,233
Fugro NV (I)	383	8,433
Grontmij (I)	5,995	28,812
Heijmans NV (I)	2,023	24,246
Innoconcepts NV (I)	10,527	0
KAS Bank NV	330	3,978
Kendrion NV	654	19,135
Koninklijke BAM Groep NV (I)	20,732	88,128
Koninklijke Ten Cate NV	2,684	55,354
Macintosh Retail Group NV (I)	454	1,249
Ordina NV (I)	5,537	8,951
PostNL NV (I)	15,152	67,637
QIAGEN NV (I)	3,847	94,547
Royal Imtech NV (I)	1,467	6,050
SBM Offshore NV (I)	9,898	117,983
Sligro Food Group NV	2,169	78,307
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV (I)	3,529	19,617
TKH Group NV	3,030	127,284
TNT Express NV	18,214	154,687
TomTom NV (I)	8,528	96,811
USG People NV	6,577	97,621
Wessanen	5,830	51,301
		2,234,490
New Zealand - 1.1%
Air New Zealand, Ltd.	49,117	84,862
Chorus, Ltd. (I)	17,681	34,755
Ebos Group, Ltd.	3,359	23,334
Fisher & Paykel Healthcare Corp., Ltd.	42,660	198,178
Freightways, Ltd.	9,567	37,633
Infratil, Ltd.	66,634	142,536
Kathmandu Holdings, Ltd.	4,554	5,405
Mainfreight, Ltd.	7,268	77,470

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
New Zealand Oil & Gas, Ltd.	38,161	$14,232
Nuplex Industries, Ltd.	40,972	116,633
PGG Wrightson, Ltd.	8,197	2,555
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	67,573
Ryman Healthcare, Ltd.	24,254	130,172
SKY Network Television, Ltd.	18,776	76,438
SKYCITY Entertainment Group, Ltd.	45,397	129,163
The New Zealand Refining Company, Ltd. (I)	17,531	33,141
The Warehouse Group, Ltd.	9,894	17,563
Tower, Ltd.	12,717	18,966
Trade Me Group, Ltd.	14,357	32,983
Xero, Ltd. (I)	350	4,276
		1,247,868
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	11,921
American Shipping ASA (I)	1,661	8,570
Atea ASA	9,883	88,326
Austevoll Seafood ASA	7,284	38,061
Bakkafrost P/F	2,180	58,133
Bonheur ASA	1,100	8,967
BW Offshore, Ltd.	30,800	19,856
Det Norske Oljeselskap ASA (I)	1,725	12,201
DOF ASA (I)	1,335	1,019
Dolphin Group ASA (I)	15,125	3,268
Ekornes ASA	207	2,510
Electromagnetic GeoServices ASA (I)	3,160	735
Farstad Shipping ASA	390	1,196
Ganger Rolf ASA	700	5,795
Hexagon Composites ASA	3,589	11,826
Kongsberg Automotive ASA (I)	29,400	20,422
Kvaerner ASA	11,623	7,304
Leroy Seafood Group ASA	1,055	34,366
Nordic Semiconductor ASA (I)	15,946	109,873
Norwegian Air Shuttle ASA (I)	2,907	120,531
Opera Software ASA (L)	6,623	57,018
REC Silicon ASA (I)	135,975	29,114
Sevan Marine ASA (I)	2,068	5,016
Siem Offshore, Inc. (I)	20,000	4,556
Solstad Offshore ASA	2,340	10,390
Sparebanken 1 SMN	3,890	32,451
Tomra Systems ASA	13,184	120,645
Vard Holdings, Ltd. (I)	26,000	10,992
Veidekke ASA	6,400	71,358
Wilh Wilhelmsen Holding ASA	3,110	18,696
Wilh Wilhelmsen Holding ASA, Class A	1,300	28,282
		953,398
Peru - 0.0%
Hochschild Mining PLC (I)	12,022	17,999
Portugal - 0.5%
Altri SGPS SA	21,677	79,095
Banco BPI SA (I)	23,984	27,490
Banco Comercial Portugues SA (I)	596,434	52,135
Mota-Engil SGPS SA	5,366	13,747
NOS SGPS	17,437	139,762
Portucel SA	28,126	108,514
REN - Redes Energeticas Nacionais SGPS SA	12,164	34,107
Semapa-Sociedade de Investimento & Gestao	5,253	70,995
Sonae SGPS SA	50,046	65,770
Teixeira Duarte SA	21,736	12,905
		604,520

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore - 1.0%
ASL Marine Holdings, Ltd.	19,600	$5,753
Banyan Tree Holdings, Ltd.	54,000	20,651
Biosensors International Group, Ltd. (I)	63,000	38,103
Boustead Projects Pte, Ltd. (I)	3,000	1,486
Boustead Singapore, Ltd.	10,000	9,274
Bukit Sembawang Estates, Ltd.	16,000	60,816
Cape PLC	836	3,321
China Aviation Oil Singapore Corp., Ltd.	14,400	8,551
China Merchants Holdings Pacific, Ltd.	52,500	40,900
Chip Eng Seng Corp., Ltd.	33,000	18,740
COSCO Corp. Singapore, Ltd.	80,000	28,491
Creative Technology, Ltd.	6,650	6,361
CSE Global, Ltd.	34,000	15,018
CWT, Ltd.	10,200	15,290
Ezion Holdings, Ltd.	101,000	76,754
Ezra Holdings, Ltd. (I)	102,336	12,951
Far East Orchard, Ltd.	5,000	6,067
First Resources, Ltd.	16,300	24,685
Food Empire Holdings, Ltd. (I)	43,200	8,355
Gallant Venture, Ltd. (I)	71,000	12,645
GMG Global, Ltd. (I)	4,600	1,757
GuocoLeisure, Ltd.	19,000	14,030
Ho Bee Investment, Ltd.	18,000	28,192
Hong Fok Corp., Ltd.	48,000	30,099
Hong Leong Asia, Ltd.	13,000	11,924
HTL International Holdings, Ltd.	34,000	5,817
Hyflux, Ltd.	24,000	15,328
Indofood Agri Resources, Ltd.	25,000	12,982
M1, Ltd.	17,900	43,060
Metro Holdings, Ltd.	31,600	23,116
Midas Holdings, Ltd.	86,000	20,404
Neptune Orient Lines, Ltd. (I)	16,100	9,797
Olam International, Ltd.	8,200	11,443
OSIM International, Ltd.	30,000	36,844
Otto Marine, Ltd. (I)	144,000	3,203
Petra Foods, Ltd.	30,700	79,726
Rotary Engineering, Ltd.	22,000	7,580
SATS, Ltd.	12,400	33,970
SBS Transit, Ltd.	5,000	6,678
Sinarmas Land, Ltd.	94,200	42,964
Singapore Post, Ltd.	29,900	42,050
SMRT Corp., Ltd.	22,300	25,492
Stamford Land Corp., Ltd.	59,000	24,963
SunVic Chemical Holdings, Ltd. (I)	26,000	6,565
Super Group, Ltd.	45,000	37,065
Swiber Holdings, Ltd. (I)	30,000	3,718
Tat Hong Holdings, Ltd.	31,000	11,722
United Engineers, Ltd.	38,000	69,380
UOB-Kay Hian Holdings, Ltd.	33,503	37,308
Venture Corp., Ltd.	1,900	10,885
Wing Tai Holdings, Ltd.	21,205	29,981
XP Power, Ltd.	482	11,869
Yeo Hiap Seng, Ltd.	1,104	1,280
Yongnam Holdings, Ltd. (I)	21,750	7,033
		1,172,437
South Africa - 0.1%
Lonmin PLC (I)	2,646	4,658
Mota-Engil Africa NV	471	3,560
Petra Diamonds, Ltd. (I)	21,255	49,757
		57,975
Spain - 2.1%
Abengoa SA, A Shares	3,012	10,041

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Abengoa SA, B Shares	20,456	$64,507
Acciona SA	899	68,078
Acerinox SA	8,479	117,368
Adveo Group International SA	702	5,997
Almirall SA	5,019	99,482
Atresmedia Corp de Medios
de Comunicaion SA	3,644	56,637
Bolsas y Mercados Espanoles SA	5,350	216,847
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cie Automotive SA	1,627	26,382
Construcciones y Auxiliar de Ferrocarriles SA	117	34,811
Dinamia Capital Privado Sociedad de
Capital Riesgo SA	1,181	10,681
Distribuidora Internacional de Alimentacion SA	7,281	55,799
Duro Felguera SA	5,568	22,663
Ebro Foods SA	6,186	119,850
Elecnor SA	2,026	20,451
Ence Energia y Celulosa SA	9,506	32,500
Faes Farma SA	19,129	49,387
Fluidra SA (I)	3,227	10,660
Gamesa Corporacion Tecnologica SA	12,762	201,611
Grupo Catalana Occidente SA	2,531	78,753
Indra Sistemas SA	7,450	76,616
Laboratorios Farmaceuticos Rovi SA	1,750	27,242
Mediaset Espana Comunicacion SA	7,779	102,128
Melia Hotels International SA	5,357	70,761
NH Hotel Group SA (I)	13,441	77,302
Obrascon Huarte Lain SA	1,426	24,354
Papeles y Cartones de Europa SA	4,499	25,582
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	1,164	10,301
Prosegur Cia de Seguridad SA	14,186	78,021
Sacyr SA (I)	18,578	70,718
Tecnicas Reunidas SA	2,764	142,406
Tubacex SA	6,252	17,882
Tubos Reunidos SA	9,106	14,488
Vidrala SA	1,867	91,481
Viscofan SA	3,696	223,588
Vocento SA (I)(L)	9,411	18,505
Zardoya Otis SA	2,394	26,128
Zeltia SA (I)	13,550	55,631
		2,455,639
Sweden - 2.9%
AAK AB	4,167	246,805
Acando AB	6,279	9,882
AddTech AB, B Shares	5,972	90,866
AF AB, B Shares	6,380	86,723
Atrium Ljungberg AB, B Shares	780	10,214
Avanza Bank Holding AB	1,104	40,160
Axfood AB	2,492	39,782
B&B Tools AB, B Shares	2,778	39,721
Beijer Alma AB	283	6,127
Beijer Ref AB	2,250	46,407
Betsson AB (I)	7,923	114,394
Bilia AB, A Shares	3,440	61,277
BillerudKorsnas AB	16,111	253,125
BioGaia AB, B Shares	555	16,464
Bure Equity AB	5,458	33,390
Byggmax Group AB	589	3,993
Castellum AB	8,549	120,146
Clas Ohlson AB, B Shares	3,185	55,866
Cloetta AB, B Shares (I)	6,084	18,410
Concordia Maritime AB, B Shares (I)	2,200	4,799

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Duni AB	3,514	$47,611
East Capital Explorer AB (I)	3,589	22,742
Enea AB (I)	1,999	19,820
Eniro AB (I)	29,988	4,090
Fabege AB	6,102	83,153
Fagerhult AB	1,365	23,370
Fastighets AB Balder, B Shares (I)	2,585	39,855
Haldex AB	3,364	44,421
Hexpol AB	1,100	11,339
HIQ International AB (I)	3,756	19,665
Holmen AB, B Shares	4,455	130,010
Industrial & Financial Systems AB, Class B	1,380	44,608
Indutrade AB	1,973	90,765
Intrum Justitia AB	6,104	184,848
JM AB	8,541	232,782
KappAhl AB	2,691	9,439
Kungsleden AB	10,626	72,073
Lindab International AB	6,008	50,852
Loomis AB, Class B	4,564	127,983
Mekonomen AB	2,150	52,486
Munksjo OYJ (I)	33	353
Mycronic AB	3,734	27,141
NCC AB, B Shares	1,319	40,284
Net Insight AB, Class B (I)	40,297	12,819
NetEnt AB (I)	105	4,075
New Wave Group AB, B Shares	4,353	22,429
Nibe Industrier AB, B Shares	6,643	180,251
Nobia AB	10,144	106,420
Nolato AB, B Shares	761	17,378
Nordnet AB, B Shares	5,460	21,850
OEM International AB, B Shares	1,799	24,073
Peab AB	14,016	103,545
Proffice AB, B Shares	6,320	15,095
Ratos AB, B Shares	10,353	66,806
Saab AB, Class B	46	1,124
SAS AB (I)	13,979	24,874
SkiStar AB	222	2,557
SSAB AB, A Shares (I)	882	4,621
Sweco AB, B Shares	3,557	46,663
Swedish Orphan Biovitrum AB (I)	3,114	41,294
Wihlborgs Fastigheter AB	3,088	50,328
		3,424,443
Switzerland - 4.6%
AFG Arbonia-Forster Holding AG (I)	748	14,154
Allreal Holding AG (I)	841	116,051
Alpiq Holding AG (I)	155	13,561
APG SGA SA	88	35,983
Ascom Holding AG	3,277	57,655
Autoneum Holding AG (I)	263	51,996
Bachem Holding AG	14	777
Bank Coop AG	1,045	46,840
Banque Cantonale Vaudoise	70	43,383
Belimo Holding AG	21	50,079
Bell AG	9	23,994
Berner Kantonalbank AG	285	56,695
BKW AG	294	10,968
Bobst Group AG	632	29,068
Bossard Holding AG (I)	578	66,660
Bucher Industries AG	547	136,082
Burckhardt Compression Holding AG	263	99,626
Burkhalter Holding AG	218	25,429
Calida Holding AG (I)	285	12,769
Charles Voegele Holding AG (I)	998	12,220

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cicor Technologies (I)	277	$9,955
Coltene Holding AG	170	12,586
Conzzeta AG	16	10,936
Daetwyler Holding AG	673	79,944
DKSH Holding AG (I)	778	56,233
Edmond de Rothschild Suisse SA	1	20,645
EFG International AG (I)	4,687	66,401
Emmi AG (I)	226	72,686
Energiedienst Holding AG (I)	559	15,517
Ferrexpo PLC	5,662	5,921
Flughafen Zuerich AG	293	226,813
Forbo Holding AG (I)	123	146,306
GAM Holding AG (I)	14,176	297,816
Gategroup Holding AG (I)	1,112	35,099
Georg Fischer AG	493	338,918
Gurit Holding AG (I)	22	12,205
Helvetia Holding AG	553	316,092
Huber & Suhner AG	280	12,286
Implenia AG	994	55,544
Inficon Holding AG (I)	183	62,550
Interroll Holding AG (I)	38	24,184
Intershop Holding AG	112	48,079
Kaba Holding AG	239	142,342
Kardex AG (I)	420	25,226
Komax Holding AG	339	57,327
Kudelski SA	3,337	47,275
Kuoni Reisen Holding AG (I)	265	69,041
LEM Holding SA	42	32,275
Logitech International SA	9,485	138,985
Logitech International SA	3,471	50,885
Luzerner Kantonalbank AG (L)	254	95,731
Meyer Burger Technology AG (I)	4,318	37,153
Micronas Semiconductor Holding AG (I)	1,836	10,599
Mobilezone Holding AG	3,318	60,670
Mobimo Holding AG (I)	463	94,376
OC Oerlikon Corp. AG (I)	1,855	22,710
Orascom Development Holding AG (I)	533	6,609
Orell Fuessli Holding AG (I)	136	16,378
Orior AG (I)	169	10,251
Panalpina Welttransport Holding AG	858	108,366
Phoenix Mecano AG	84	41,953
Plazza AG (I)	16	3,542
Rieter Holding AG (I)	251	39,678
Romande Energie Holding SA	43	50,602
Schaffner Holding AG (I)	40	9,535
Schmolz & Bickenbach AG (I)	55,184	48,939
Schweiter Technologies AG	80	64,445
Siegfried Holding AG (I)	210	37,147
St. Galler Kantonalbank AG	125	46,076
Straumann Holding AG	672	184,452
Sulzer AG	639	65,729
Swissquote Group Holding SA	328	9,816
Tamedia AG	201	33,584
Tecan Group AG	884	105,906
Temenos Group AG (I)	5,003	165,624
U-Blox AG (I)	323	65,300
Valiant Holding AG	1,178	114,663
Valora Holding AG (I)	291	57,172
Vaudoise Assurances Holding SA	138	77,537
Vetropack Holding AG	3	5,076
Von Roll Holding AG (I)	7,878	8,010
Vontobel Holding AG	1,927	89,287
Walter Meier AG	438	17,592

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Ypsomed Holding AG (I)	276	$30,255
Zehnder Group AG	615	22,953
Zuger Kantonalbank AG	17	80,386
		5,332,164
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	33,134	78,347
United Kingdom - 19.7%
A.G.BARR PLC	9,000	86,857
Acacia Mining PLC	2,512	11,911
Afren PLC (I)	55,554	1,603
Alent PLC	21,230	122,778
Alizyme PLC	22,479	0
Amlin PLC	23,350	174,705
Anglo Pacific Group PLC	12,147	16,650
Anite PLC	13,211	26,346
Ashmore Group PLC	2,102	9,553
AVEVA Group PLC	327	9,301
Balfour Beatty PLC	46,053	174,959
Barratt Developments PLC	4,230	40,799
BBA Aviation PLC	41,028	194,281
Bellway PLC	10,163	378,559
Berendsen PLC	14,035	224,669
Betfair Group PLC	969	36,641
Bodycote PLC	18,155	192,165
Booker Group PLC	23,267	61,520
Bovis Homes Group PLC	10,397	181,844
Braemar Seascope Group PLC	1,328	9,890
Brammer PLC	8,722	42,285
Brewin Dolphin Holdings PLC	23,416	107,295
British Polythene Industries PLC	3,531	37,327
Britvic PLC	17,797	200,512
BTG PLC (I)	5,467	53,908
Cable & Wireless Communications PLC	136,109	142,272
Capital & Counties Properties PLC	4,640	31,721
Capital & Regional PLC	28,406	25,650
Carillion PLC	27,252	146,298
Charles Taylor PLC	4,285	14,764
Chemring Group PLC	15,378	53,159
Chesnara PLC	4,750	24,288
Chime Communications PLC	5,129	20,980
Cineworld Group PLC	10,316	74,626
Close Brothers Group PLC	13,584	325,931
Cobham PLC	19,624	81,047
Colt Group SA (I)	31,617	93,926
Communisis PLC	1	1
Computacenter PLC	7,529	91,961
Concentric AB	3,667	43,475
Connect Group PLC	21,090	46,930
Costain Group PLC	4,797	24,754
Cranswick PLC	3,940	99,006
CSR PLC	14,801	203,154
Daily Mail & General Trust PLC	18,609	271,538
Dairy Crest Group PLC	14,003	117,294
Darty PLC	13,940	15,548
De La Rue PLC	6,976	57,538
Debenhams PLC	91,915	128,845
Dechra Pharmaceuticals PLC	5,389	83,256
Development Securities PLC	5,560	24,230
Devro PLC	5,754	27,396
Dialight PLC	105	845

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Dignity PLC	4,231	$142,261
Diploma PLC	7,537	95,548
Domino’s Pizza Group PLC	9,994	121,977
Drax Group PLC	30,783	168,363
DS Smith PLC	95,268	577,698
Dunelm Group PLC	8,604	122,389
E2V Technologies PLC	2,485	9,806
Electrocomponents PLC	36,254	120,439
Elementis PLC	35,280	142,053
EnQuest PLC (I)	53,014	35,596
Enterprise Inns PLC (I)	40,990	79,900
Essentra PLC	22,013	343,291
Euromoney Institutional Investor PLC	5,447	104,263
Evraz PLC (I)	13,121	25,377
Fenner PLC	9,083	29,575
Fidessa Group PLC	3,072	109,759
Findel PLC (I)	8,139	27,767
FirstGroup PLC (I)	88,330	165,697
Galliford Try PLC	7,331	200,310
Gem Diamonds, Ltd.	12,666	28,899
Genus PLC	5,336	119,490
Go-Ahead Group PLC	3,132	129,631
Greene King PLC (L)	20,833	276,517
Greggs PLC	7,878	146,340
Halfords Group PLC	15,547	128,929
Halma PLC	24,767	296,356
Hardy Oil & Gas PLC (I)	5,072	2,768
Hays PLC	86,046	220,672
Headlam Group PLC	4,631	33,607
Helical Bar PLC	8,263	52,275
Henderson Group PLC	74,992	307,671
Hikma Pharmaceuticals PLC	1,515	46,019
Hill & Smith Holdings PLC	6,401	68,131
Home Retail Group PLC	14,484	38,460
HomeServe PLC	23,941	162,059
Howden Joinery Group PLC	51,873	421,039
Hunting PLC	9,804	93,987
ICAP PLC	28,878	240,205
IG Group Holdings PLC	25,093	294,123
Imagination Technologies Group PLC (I)(L)	16,400	57,009
Inchcape PLC	29,466	375,085
Informa PLC	33,371	286,604
Innovation Group PLC	32,953	16,047
Intermediate Capital Group PLC	39,548	341,643
International Personal Finance PLC	20,626	148,273
Interserve PLC	9,571	99,211
ITE Group PLC	16,803	45,118
Ithaca Energy, Inc. (I)	15,580	13,098
J.D. Wetherspoon PLC	7,038	87,087
James Fisher & Sons PLC	4,579	97,388
Jardine Lloyd Thompson Group PLC	9,431	154,827
Jazztel PLC (I)	19,044	275,053
JD Sports Fashion PLC	1,594	17,702
John Menzies PLC	2,832	21,791
John Wood Group PLC	9,882	100,013
Jupiter Fund Management PLC	28,793	201,722
KAZ Minerals PLC (I)	5,608	17,903
KCOM Group PLC	45,107	66,376
Keller Group PLC	4,607	74,049
Kier Group PLC	5,324	118,914
Ladbrokes PLC	55,844	113,875
Laird PLC	26,527	153,182
Lancashire Holdings, Ltd.	16,033	155,213

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Lavendon Group PLC	3,421	$10,676
Lookers PLC	22,449	55,940
Low & Bonar PLC	22,280	24,380
Man Group PLC	85,474	210,664
Management Consulting Group PLC	217	52
Marshalls PLC	4,569	22,428
Marston’s PLC	31,530	79,612
McBride PLC (I)	14,770	23,694
Mears Group PLC	8,289	54,749
Melrose Industries PLC	31,763	123,454
Michael Page International PLC	24,066	205,844
Micro Focus International PLC	10,490	224,089
Millennium & Copthorne Hotels PLC	13,381	120,723
Mitchells & Butlers PLC (I)	20,686	148,234
Mitie Group PLC	32,946	163,149
MJ Gleeson PLC	2,770	18,978
Moneysupermarket.com Group PLC	17,796	81,269
Morgan Advanced Materials PLC	27,796	142,556
Morgan Sindall PLC	789	10,228
Mothercare PLC (I)	8,741	37,122
MWB Group Holdings PLC (I)	11,618	890
N. Brown Group PLC	16,271	87,576
National Express Group PLC	34,580	167,092
NCC Group PLC	19,225	65,151
Northgate PLC	1,332	12,020
Novae Group PLC	2,664	29,728
Ophir Energy PLC (I)	7,595	13,525
Oxford Biomedica PLC (I)	57,574	8,280
Oxford Instruments PLC	2,533	38,609
Pace PLC	22,875	133,730
PayPoint PLC	4,414	68,514
Pendragon PLC	63,903	38,072
Pennon Group PLC	7,088	90,292
Petropavlovsk PLC (I)	13,086	1,527
Photo-Me International PLC	9,981	22,126
Premier Farnell PLC	29,879	81,196
Premier Foods PLC (I)	41,106	24,355
Premier Oil PLC (I)	29,180	68,335
Punch Taverns PLC (I)	1,008	2,026
PZ Cussons PLC	16,024	91,102
QinetiQ Group PLC	52,160	183,648
Quintain Estates & Development PLC (I)	52,461	87,333
Rank Group PLC	3,844	13,295
Rathbone Brothers PLC	3,854	130,078
Redrow PLC	24,204	168,464
Renishaw PLC	2,747	98,704
Rentokil Initial PLC	98,343	228,395
Ricardo PLC	2,717	36,787
Rightmove PLC	7,789	400,768
RM PLC	8,752	21,042
Rotork PLC	64,794	236,858
RPC Group PLC	22,765	238,696
RPS Group PLC	17,736	62,792
Savills PLC	10,012	148,761
SDL PLC	7,019	45,847
Senior PLC	24,546	110,616
Shanks Group PLC	35,094	56,158
SIG PLC	25,405	79,996
Skyepharma PLC (I)	753	3,196
Soco International PLC	16,636	45,939
Spectris PLC	10,418	345,161
Speedy Hire PLC	24,369	27,120
Spirax-Sarco Engineering PLC	5,913	315,370

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Spirent Communications PLC	48,511	$69,139
Sportech PLC (I)	11,390	11,984
St. Ives PLC	3,492	9,873
St. Modwen Properties PLC	14,271	101,707
Stagecoach Group PLC	34,381	218,166
SThree PLC	8,144	47,984
Stobart Group, Ltd.	1,253	2,077
Stolt-Nielsen, Ltd.	620	10,507
STV Group PLC	2,685	18,451
SuperGroup PLC (I)	11	212
Synergy Health PLC	4,425	119,626
Synthomer PLC	11,245	54,942
TalkTalk Telecom Group PLC (L)	42,319	254,124
Tate & Lyle PLC	11,189	91,350
Ted Baker PLC	1,270	58,178
Telecity Group PLC	11,068	178,788
Telecom Plus PLC	773	12,034
The Restaurant Group PLC	14,450	158,026
The Unite Group PLC	12,292	110,367
The Vitec Group PLC	1,430	14,333
Thomas Cook Group PLC (I)	66,442	142,817
Thorntons PLC (I)	5,797	13,126
Topps Tiles PLC	15,591	35,370
Torotrak PLC (I)	2,223	243
Tribal Group PLC	7,453	18,555
Trinity Mirror PLC	11,839	27,907
TT Electronics PLC	14,769	33,670
Tullett Prebon PLC	16,882	97,316
UBM PLC	30,356	255,059
UK Mail Group PLC	2,825	23,217
Ultra Electronics Holdings PLC	5,588	155,577
UTV Media PLC	6,973	15,298
Vectura Group PLC (I)	36,524	103,176
Vesuvius PLC	21,699	144,622
Victrex PLC	5,831	176,739
Volex PLC (I)	3,136	4,074
Vp PLC	637	7,808
W.S. Atkins PLC	7,947	189,137
WH Smith PLC	10,314	247,347
William Hill PLC	51,387	325,505
Wilmington Group PLC	8,076	32,390
Wincanton PLC (I)	7,151	20,466
Xaar PLC	1,413	10,336
Xchanging PLC	19,640	37,151
Zeal Network SE	349	16,364
		22,995,370
United States - 0.2%
Alacer Gold Corp. (I)	14,491	33,994
Argonaut Gold, Inc. (I)	6,900	9,281
BNK Petroleum, Inc. (I)	5,141	2,140
Boart Longyear, Ltd. (I)	36,330	3,084
International Game Technology PLC (I)	975	17,316
Mood Media Corp. (I)	3,135	1,606
Nexteer Automotive Group, Ltd.	9,000	9,371
Ormat Technologies, Inc.	228	8,523
Sims Metal Management, Ltd.	15,252	121,989
Thompson Creek Metals Company, Inc. (I)	11,493	9,386
		216,690
TOTAL COMMON STOCKS (Cost $107,385,471)		$115,871,238

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 0.1%
Germany - 0.1%
Draegerwerk AG & Company KGaA	104	$11,140
Fuchs Petrolub SE	695	29,387
Jungheinrich AG	130	8,811
Sartorius AG	63	11,711
STO SE & Company KGaA	63	9,887
Villeroy & Boch AG	625	9,411
		80,347
TOTAL PREFERRED SECURITIES (Cost $83,990)		$80,347

RIGHTS - 0.0%
Acerinox SA (I)(N)	8,479	3,772
APAC Resources, Ltd. (I)(N)	34,215	441
Citycon OYJ (I)(N)	7,889	866
Ezra Holdings, Ltd. (I)(N)	194,438	9,528
Fortune Oil PLC (I)(N)	242,039	1,902
Sacyr SA (I)(N)	18,578	2,113
Zardoya Otis SA (I)(N)	2,394	1,044
TOTAL RIGHTS (Cost $48,748)		$19,666

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	191,169	1,912,682
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,912,688)		$1,912,682

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, 0.1300% (Y)	102,753	102,753
TOTAL SHORT-TERM INVESTMENTS (Cost $102,753)		$102,753
Total Investments (International Small Company Trust)
(Cost $109,533,650) - 101.1%		$117,986,686
Other assets and liabilities, net - (1.1%)		(1,281,455)
TOTAL NET ASSETS - 100.0%		$116,705,231

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.0%
Australia - 0.4%
WorleyParsons, Ltd.	481,740	$3,867,791
Belgium - 0.5%
UCB SA	70,360	5,059,263
Brazil - 0.6%
BM&FBovespa SA	1,658,300	6,251,094
Canada - 5.2%
Cenovus Energy, Inc.	550,500	8,801,829
Ensign Energy Services, Inc. (L)	777,400	7,618,396
HudBay Minerals, Inc.	1,216,100	10,126,053
Precision Drilling Corp.	1,516,700	10,200,384
Suncor Energy, Inc.	378,000	10,410,889
Trican Well Service, Ltd.	903,500	3,002,022
		50,159,573
China - 6.3%
China Life Insurance Company, Ltd., H Shares	1,634,000	7,091,953
China Telecom Corp., Ltd., H Shares	20,958,427	12,275,353

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,581,800	$7,184,098
Sinopec Engineering Group Company, Ltd.,
H Shares	8,961,000	8,291,506
Sinopharm Group Company, Ltd., H Shares	1,348,000	5,986,039
Springland International Holdings, Ltd. (L)	11,244,700	3,913,631
Trina Solar, Ltd., ADR (I)(L)	1,296,991	15,096,975
		59,839,555
Denmark - 0.5%
FLSmidth & Company A/S	93,700	4,502,576
France - 10.4%
AXA SA	625,711	15,862,961
BNP Paribas SA	378,506	22,968,826
Cie de Saint-Gobain	197,180	8,900,996
Cie Generale des Etablissements Michelin	113,680	11,961,873
Sanofi	132,883	13,146,135
Societe Generale SA	84,323	3,956,763
Technip SA	216,070	13,390,784
Total SA	190,846	9,361,199
		99,549,537
Germany - 7.8%
Bayer AG	83,110	11,638,758
Deutsche Boerse AG	155,590	12,887,181
Deutsche Lufthansa AG (I)	478,710	6,176,347
Gerresheimer AG	90,920	5,664,470
Kloeckner & Company SE (L)	441,950	3,990,943
Merck KGaA	53,744	5,357,763
Metro AG	202,132	6,384,177
MorphoSys AG (I)	84,190	6,047,882
Muenchener Rueckversicherungs AG	22,857	4,052,426
Siemens AG	122,841	12,428,023
		74,627,970
Hong Kong - 4.2%
China Mobile, Ltd.	458,500	5,866,010
Digital China Holdings, Ltd.	4,380,000	5,892,599
First Pacific Company, Ltd.	2,588,750	2,182,132
GCL-Poly Energy Holdings, Ltd. (I)	61,931,000	14,270,630
Kingboard Chemical Holdings, Ltd.	4,824,300	8,332,805
Kunlun Energy Company, Ltd.	3,622,000	3,681,029
		40,225,205
India - 1.0%
Hero MotorCorp, Ltd.	82,782	3,270,294
Jain Irrigation Systems, Ltd.	1,872,382	1,971,796
LIC Housing Finance, Ltd.	618,559	4,375,873
		9,617,963
Ireland - 1.0%
CRH PLC	347,510	9,797,356
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	291,724	17,240,888
Italy - 2.7%
Eni SpA	555,193	9,861,146
UniCredit SpA	2,449,808	16,464,894
		26,326,040
Japan - 5.8%
Canon, Inc.	114,600	3,717,438
Capcom Company, Ltd.	104,700	2,026,888
ITOCHU Corp.	1,213,260	16,023,787
Nissan Motor Company, Ltd.	1,684,100	17,593,716

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SoftBank Group Corp.	189,100	$11,138,556
Toyota Motor Corp.	74,330	4,973,962
		55,474,347
Netherlands - 6.4%
Aegon NV	1,797,732	13,264,043
Akzo Nobel NV	105,860	7,728,756
ING Groep NV	323,890	5,378,326
QIAGEN NV (I)	420,910	10,344,615
Royal Dutch Shell PLC, B Shares	364,316	10,372,202
SBM Offshore NV (I)(L)	1,173,310	13,985,683
		61,073,625
Norway - 0.9%
Telenor ASA	390,515	8,561,985
Russia - 0.3%
Lukoil OAO, ADR	68,678	3,084,329
Singapore - 0.8%
United Overseas Bank, Ltd.	451,400	7,722,992
South Africa - 0.3%
Petra Diamonds, Ltd. (I)	1,072,460	2,510,565
South Korea - 13.6%
Daewoo International Corp.	198,958	4,597,277
Hana Financial Group, Inc.	859,668	22,356,203
Hyundai Mobis Company, Ltd.	49,336	9,366,322
Hyundai Motor Company	36,523	4,446,182
KB Financial Group, Inc., ADR	733,361	24,105,576
KIWOOM Securities Company, Ltd.	70,796	4,683,915
Korea Investment Holdings Company, Ltd.	134,746	7,676,103
POSCO	60,421	12,098,681
Samsung Electronics Company, Ltd.	35,704	40,509,266
		129,839,525
Spain - 1.1%
Telefonica SA	723,867	10,311,791
Sweden - 0.7%
Getinge AB, B Shares	262,002	6,307,966
Switzerland - 7.5%
ABB, Ltd. (I)	338,720	7,099,008
Basilea Pharmaceutica (I)	34,270	4,303,467
Credit Suisse Group AG (I)	836,789	23,084,910
GAM Holding AG (I)	219,280	4,606,731
Lonza Group AG (I)	39,100	5,226,309
Roche Holding AG	77,942	21,854,275
Swiss Re AG	61,481	5,442,467
		71,617,167
Thailand - 0.7%
Bangkok Bank PCL	1,236,700	6,504,050
United Kingdom - 17.4%
Aberdeen Asset Management PLC	690,810	4,381,807
Aviva PLC	1,319,940	10,223,378
BAE Systems PLC	1,671,961	11,846,482
Barclays PLC	2,327,010	9,537,538
BP PLC	1,638,085	10,871,377
Carillion PLC (L)	1,441,700	7,739,549
GlaxoSmithKline PLC	646,964	13,451,556
HSBC Holdings PLC	1,359,500	12,173,449
Kingfisher PLC	2,478,350	13,518,058
Marks & Spencer Group PLC	1,838,830	15,512,152
Noble Corp. PLC (L)	3	46
Petrofac, Ltd.	1,161,960	16,907,237

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Serco Group PLC (L)	1,050,196	$1,947,456
Standard Chartered PLC	612,770	9,813,087
Subsea 7 SA	567,543	5,551,316
Tesco PLC	4,125,340	13,744,650
Vodafone Group PLC	2,529,442	9,227,082
		166,446,220
United States - 1.1%
Halliburton Company	252,830	10,889,388
TOTAL COMMON STOCKS (Cost $936,247,063)		$947,408,761

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,572,394	25,737,312
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,737,290)		$25,737,312
Total Investments (International Value Trust)
(Cost $961,984,353) - 101.7%		$973,146,073
Other assets and liabilities, net - (1.7%)		(16,351,120)
TOTAL NET ASSETS - 100.0%		$956,794,953

Lifestyle Aggressive PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 80.9%
Equity - 80.9%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	1,066,276	$18,798,437
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $18,060,177)		$18,798,437

UNAFFILIATED INVESTMENT COMPANIES - 19.1%
Exchange-traded funds - 19.1%
Financial Select Sector SPDR Fund	22,043	537,408
Vanguard Energy ETF	2,466	263,739
Vanguard FTSE Emerging Markets ETF	30,072	1,229,343
Vanguard Health Care ETF	2,084	291,677
Vanguard Information Technology ETF	6,568	697,719
Vanguard Materials ETF	809	86,935
Vanguard Mid-Cap ETF	5,571	709,913
Vanguard REIT ETF	3,089	230,717
Vanguard Small-Cap ETF	3,125	379,594
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,367,353)		$4,427,045
Total Investments (Lifestyle Aggressive PS Series)
(Cost $22,427,530) - 100.0%		$23,225,482
Other assets and liabilities, net - 0.0%		(4,660)
TOTAL NET ASSETS - 100.0%		$23,220,822

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.6%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	28,516,795	$502,751,089
Fixed income - 50.4%
Bond, Series NAV (John Hancock) (A)(1)	37,334,074	510,356,786
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $986,754,846)		$1,013,107,875
Total Investments (Lifestyle Balanced PS Series)
(Cost $986,754,846) - 100.0%		$1,013,107,875
Other assets and liabilities, net - 0.0%		(67,379)
TOTAL NET ASSETS - 100.0%		$1,013,040,496

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 19.7%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	2,152,646	$37,951,151
Fixed income - 80.3%
Bond, Series NAV (John Hancock) (A)(1)	11,336,475	154,969,615
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $191,468,269)		$192,920,766
Total Investments (Lifestyle Conservative PS Series)
(Cost $191,468,269) - 100.0%		$192,920,766
Other assets and liabilities, net - 0.0%		(32,716)
TOTAL NET ASSETS - 100.0%		$192,888,050

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 69.6%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	80,841,659	$1,425,238,450
Fixed income - 30.4%
Bond, Series NAV (John Hancock) (A)(1)	45,443,367	621,210,824
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,977,606,841)		$2,046,449,274
Total Investments (Lifestyle Growth PS Series)
(Cost $1,977,606,841) - 100.0%		$2,046,449,274
Other assets and liabilities, net - 0.0%		(91,050)
TOTAL NET ASSETS - 100.0%		$2,046,358,224

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 39.6%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(1)	7,560,014	$133,283,051
Fixed income - 60.4%
Bond, Series NAV (John Hancock) (A)(1)	14,849,939	202,998,660
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $329,132,745)		$336,281,711
Total Investments (Lifestyle Moderate PS Series)
(Cost $329,132,745) - 100.0%		$336,281,711
Other assets and liabilities, net - 0.0%		(38,462)
TOTAL NET ASSETS - 100.0%		$336,243,249

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.9%
Consumer discretionary - 14.2%
Auto components - 0.5%
Dana Holding Corp.	90,701	$1,866,608
Gentex Corp.	163,463	2,684,062
		4,550,670
Automobiles - 0.1%
Thor Industries, Inc.	25,392	1,429,062
Distributors - 0.6%
LKQ Corp. (I)	169,150	5,115,942
Diversified consumer services - 1.0%
Apollo Education Group, Inc. (I)	53,633	690,793
DeVry Education Group, Inc.	31,880	955,762
Graham Holdings Company, Class B	2,458	2,642,473
Service Corp. International	112,367	3,306,961
Sotheby’s (L)	34,396	1,556,075
		9,152,064
Hotels, restaurants and leisure - 1.8%
Brinker International, Inc.	33,949	1,957,160
Buffalo Wild Wings, Inc. (I)	10,615	1,663,264
Domino’s Pizza, Inc.	30,690	3,480,246
Dunkin’ Brands Group, Inc.	53,497	2,942,335
International Speedway Corp., Class A	15,520	569,118
Panera Bread Company, Class A (I)	14,046	2,454,819
The Cheesecake Factory, Inc.	25,196	1,374,064
The Wendy’s Company	151,501	1,708,931
		16,149,937
Household durables - 1.9%
Jarden Corp. (I)	99,622	5,155,439
KB Home	50,551	839,147
MDC Holdings, Inc.	21,700	650,349
NVR, Inc. (I)	2,136	2,862,240
Tempur Sealy International, Inc. (I)	33,929	2,235,921
Toll Brothers, Inc. (I)	89,044	3,400,590
Tupperware Brands Corp.	27,723	1,789,242
		16,932,928
Internet and catalog retail - 0.1%
HSN, Inc.	18,050	1,266,930

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products - 1.0%
Brunswick Corp.	51,542	$2,621,426
Polaris Industries, Inc.	33,978	5,032,482
Vista Outdoor, Inc. (I)	35,422	1,590,448
		9,244,356
Media - 1.6%
AMC Networks, Inc., Class A (I)	33,001	2,701,132
Cable ONE, Inc. (I)	2,473	1,052,262
Cinemark Holdings, Inc.	58,421	2,346,772
DreamWorks Animation
SKG, Inc., Class A (I)(L)	40,523	1,068,997
John Wiley & Sons, Inc., Class A	25,758	1,400,462
Live Nation Entertainment, Inc. (I)	81,160	2,231,088
Meredith Corp.	20,278	1,057,498
The New York Times Company, Class A	73,035	996,928
Time, Inc.	60,798	1,398,962
		14,254,101
Multiline retail - 0.3%
Big Lots, Inc.	29,981	1,348,845
J.C. Penney Company, Inc. (I)(L)	169,304	1,434,005
		2,782,850
Specialty retail - 4.4%
Aaron’s, Inc.	35,844	1,297,911
Abercrombie & Fitch Company, Class A (L)	38,501	828,157
Advance Auto Parts, Inc.	40,713	6,485,174
American Eagle Outfitters, Inc. (L)	97,962	1,686,906
ANN, Inc. (I)	25,585	1,235,500
Ascena Retail Group, Inc. (I)	73,189	1,218,963
Cabela’s, Inc. (I)(L)	26,673	1,333,117
Chico’s FAS, Inc.	79,701	1,325,428
CST Brands, Inc.	42,833	1,673,057
Dick’s Sporting Goods, Inc.	53,977	2,794,389
Foot Locker, Inc.	77,797	5,213,177
Guess?, Inc.	35,995	690,024
Murphy USA, Inc. (I)	23,679	1,321,762
Office Depot, Inc. (I)	274,051	2,373,282
Rent-A-Center, Inc.	29,375	832,781
Signet Jewelers, Ltd.	44,521	5,709,373
Williams-Sonoma, Inc.	47,355	3,895,896
		39,914,897
Textiles, apparel and luxury goods - 0.9%
Carter’s, Inc.	29,221	3,106,192
Deckers Outdoor Corp. (I)	18,495	1,331,085
Kate Spade & Company (I)	71,152	1,532,614
Skechers U.S.A., Inc., Class A (I)	22,883	2,512,325
		8,482,216
		129,275,953
Consumer staples - 4.2%
Beverages - 0.1%
The Boston Beer Company, Inc., Class A (I)	5,037	1,168,534
Food and staples retailing - 0.5%
Casey’s General Stores, Inc.	20,804	1,991,775
SUPERVALU, Inc. (I)	114,621	927,284
United Natural Foods, Inc. (I)	27,865	1,774,443
		4,693,502
Food products - 2.1%
Dean Foods Company	52,282	845,400
Flowers Foods, Inc.	102,724	2,172,613
Ingredion, Inc.	39,805	3,176,837

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Lancaster Colony Corp.	10,783	$979,636
Post Holdings, Inc. (I)	30,465	1,642,977
The Hain Celestial Group, Inc. (I)	57,081	3,759,355
The WhiteWave Foods Company (I)	97,359	4,758,908
Tootsie Roll Industries, Inc. (L)	11,348	366,654
TreeHouse Foods, Inc. (I)	23,860	1,933,376
		19,635,756
Household products - 1.3%
Church & Dwight Company, Inc.	72,701	5,898,232
Energizer Holdings, Inc.	34,596	4,551,104
Energizer Holdings, Inc. (I)	34,657	1,178,338
		11,627,674
Personal products - 0.2%
Avon Products, Inc. (L)	241,410	1,511,227
		38,636,693
Energy - 4.4%
Energy equipment and services - 2.1%
Atwood Oceanics, Inc. (L)	33,371	882,329
Dresser-Rand Group, Inc. (I)	42,771	3,643,234
Dril-Quip, Inc. (I)	21,629	1,627,582
Helix Energy Solutions Group, Inc. (I)	54,691	690,747
Nabors Industries, Ltd.	162,102	2,339,132
Oceaneering International, Inc.	54,920	2,558,723
Oil States International, Inc. (I)	28,718	1,069,171
Patterson-UTI Energy, Inc.	82,217	1,546,913
Rowan Companies PLC, Class A	69,571	1,468,644
Superior Energy Services, Inc.	83,697	1,760,985
Tidewater, Inc. (L)	26,035	591,776
Unit Corp. (I)	26,030	705,934
		18,885,170
Oil, gas and consumable fuels - 2.3%
California Resources Corp.	171,310	1,034,712
Denbury Resources, Inc. (L)	198,215	1,260,647
Energen Corp.	40,631	2,775,097
Gulfport Energy Corp. (I)	59,254	2,384,974
HollyFrontier Corp.	108,882	4,648,173
QEP Resources, Inc.	90,601	1,677,025
Rosetta Resources, Inc. (I)	42,051	973,060
SM Energy Company	37,461	1,727,701
Western Refining, Inc.	39,225	1,710,995
World Fuel Services Corp.	40,230	1,929,029
WPX Energy, Inc. (I)	113,908	1,398,790
		21,520,203
		40,405,373
Financials - 23.8%
Banks - 5.6%
Associated Banc-Corp.	84,766	1,718,207
BancorpSouth, Inc.	47,982	1,236,016
Bank of Hawaii Corp.	24,247	1,616,790
Bank of the Ozarks, Inc.	39,064	1,787,178
Cathay General Bancorp	41,220	1,337,589
City National Corp.	26,910	2,432,395
Commerce Bancshares, Inc.	46,456	2,172,747
Cullen/Frost Bankers, Inc.	30,508	2,397,319
East West Bancorp, Inc.	80,512	3,608,548
First Horizon National Corp.	130,060	2,038,040
First Niagara Financial Group, Inc.	195,535	1,845,850
FirstMerit Corp.	92,235	1,921,255
Fulton Financial Corp.	98,311	1,283,942

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hancock Holding Company	43,265	$1,380,586
International Bancshares Corp.	32,080	861,990
PacWest Bancorp	54,461	2,546,596
Prosperity Bancshares, Inc.	33,443	1,930,999
Signature Bank (I)	28,238	4,133,761
SVB Financial Group (I)	28,499	4,103,286
Synovus Financial Corp.	74,086	2,283,331
TCF Financial Corp.	93,881	1,559,363
Trustmark Corp.	37,495	936,625
Umpqua Holdings Corp.	122,875	2,210,521
Valley National Bancorp	122,645	1,264,470
Webster Financial Corp.	50,465	1,995,891
		50,603,295
Capital markets - 2.1%
Eaton Vance Corp.	65,560	2,565,363
Federated Investors, Inc., Class B	53,258	1,783,610
Janus Capital Group, Inc. (L)	82,128	1,406,031
Raymond James Financial, Inc.	71,162	4,239,832
SEI Investments Company	72,058	3,533,004
Stifel Financial Corp. (I)	37,715	2,177,664
Waddell & Reed Financial, Inc., Class A	46,802	2,214,203
WisdomTree Investments, Inc. (L)	62,479	1,372,351
		19,292,058
Consumer finance - 0.3%
SLM Corp. (I)	236,646	2,335,696
Diversified financial services - 0.7%
CBOE Holdings, Inc.	46,445	2,657,583
MSCI, Inc.	62,499	3,846,813
		6,504,396
Insurance - 5.0%
Alleghany Corp. (I)	8,887	4,165,870
American Financial Group, Inc.	40,999	2,666,575
Arthur J. Gallagher & Company	93,378	4,416,779
Aspen Insurance Holdings, Ltd.	34,260	1,641,054
Brown & Brown, Inc.	64,249	2,111,222
CNO Financial Group, Inc.	109,464	2,008,664
Everest Re Group, Ltd.	24,713	4,498,013
First American Financial Corp.	60,248	2,241,828
HCC Insurance Holdings, Inc.	53,196	4,087,581
Kemper Corp.	27,382	1,055,576
Mercury General Corp.	20,203	1,124,297
Old Republic International Corp.	134,356	2,099,984
Primerica, Inc.	28,708	1,311,669
Reinsurance Group of America, Inc.	36,788	3,490,078
RenaissanceRe Holdings, Ltd.	25,612	2,599,874
StanCorp Financial Group, Inc.	23,501	1,776,911
The Hanover Insurance Group, Inc.	24,600	1,821,138
W.R. Berkley Corp.	55,488	2,881,492
		45,998,605
Real estate investment trusts - 8.9%
Alexandria Real Estate Equities, Inc.	40,099	3,507,059
American Campus Communities, Inc.	62,494	2,355,399
BioMed Realty Trust, Inc.	113,197	2,189,230
Camden Property Trust	48,253	3,584,233
Communications Sales & Leasing, Inc. (L)	66,626	1,646,995
Corporate Office Properties Trust	52,575	1,237,616
Corrections Corp. of America	65,151	2,155,195
Douglas Emmett, Inc.	76,194	2,052,666
Duke Realty Corp.	191,929	3,564,122
Equity One, Inc.	44,611	1,041,221

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Extra Space Storage, Inc.	61,799	$4,030,531
Federal Realty Investment Trust	38,228	4,896,625
Highwoods Properties, Inc.	52,295	2,089,185
Home Properties, Inc.	32,189	2,351,406
Hospitality Properties Trust	83,259	2,399,524
Kilroy Realty Corp.	48,963	3,287,865
Lamar Advertising Company, Class A	44,964	2,584,531
LaSalle Hotel Properties	62,698	2,223,271
Liberty Property Trust	83,077	2,676,741
Mack-Cali Realty Corp.	46,497	856,940
Mid-America Apartment Communities, Inc.	41,911	3,051,540
National Retail Properties, Inc.	74,517	2,608,840
Omega Healthcare Investors, Inc.	89,389	3,068,724
Potlatch Corp.	22,547	796,360
Rayonier, Inc.	70,692	1,806,181
Regency Centers Corp.	52,467	3,094,504
Senior Housing Properties Trust	130,482	2,289,959
Tanger Factory Outlet Centers	53,224	1,687,201
Taubman Centers, Inc.	34,357	2,387,812
UDR, Inc.	143,987	4,611,904
Urban Edge Properties	51,260	1,065,695
Weingarten Realty Investors	63,382	2,071,958
WP Glimcher, Inc.	102,784	1,390,668
		80,661,701
Real estate management and development - 0.6%
Alexander & Baldwin, Inc.	25,217	993,550
Jones Lang LaSalle, Inc.	24,995	4,274,145
		5,267,695
Thrifts and mortgage finance - 0.6%
New York Community Bancorp, Inc. (L)	247,058	4,540,926
Washington Federal, Inc.	52,739	1,231,456
		5,772,382
		216,435,828
Health care - 9.1%
Biotechnology - 0.5%
United Therapeutics Corp. (I)	25,713	4,472,776
Health care equipment and supplies - 3.6%
Align Technology, Inc. (I)	40,340	2,529,721
Halyard Health, Inc. (I)	25,840	1,046,520
Hill-Rom Holdings, Inc.	31,577	1,715,578
Hologic, Inc. (I)	135,942	5,173,953
IDEXX Laboratories, Inc. (I)	52,036	3,337,589
ResMed, Inc.	78,347	4,416,420
Sirona Dental Systems, Inc. (I)	30,848	3,097,756
STERIS Corp.	33,181	2,138,184
Teleflex, Inc.	23,112	3,130,520
The Cooper Companies, Inc.	27,014	4,807,682
Thoratec Corp. (I)	30,045	1,339,106
		32,733,029
Health care providers and services - 3.4%
Centene Corp. (I)	66,078	5,312,671
Community Health Systems, Inc. (I)	65,615	4,131,777
Health Net, Inc. (I)	42,902	2,750,876
LifePoint Health, Inc. (I)	24,643	2,142,709
MEDNAX, Inc. (I)	51,953	3,850,237
Molina Healthcare, Inc. (I)	22,421	1,576,196
Omnicare, Inc.	53,826	5,073,101
Owens & Minor, Inc.	35,016	1,190,544
VCA, Inc. (I)	45,782	2,490,770

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (I)	24,505	$2,078,759
		30,597,640
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	94,825	1,297,206
HMS Holdings Corp. (I)(L)	49,063	842,412
		2,139,618
Life sciences tools and services - 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	11,473	1,727,949
Bio-Techne Corp.	20,620	2,030,451
Charles River
Laboratories International, Inc. (I)	26,279	1,848,465
Mettler-Toledo International, Inc. (I)	15,518	5,298,776
		10,905,641
Pharmaceuticals - 0.2%
Akorn, Inc. (I)	43,949	1,918,813
		82,767,517
Industrials - 14.7%
Aerospace and defense - 1.7%
B/E Aerospace, Inc.	59,039	3,241,241
Esterline Technologies Corp. (I)	17,076	1,628,026
Huntington Ingalls Industries, Inc.	27,022	3,042,407
KLX, Inc. (I)	29,332	1,294,421
Orbital ATK, Inc.	33,025	2,422,714
Teledyne Technologies, Inc. (I)	19,682	2,076,648
Triumph Group, Inc.	27,414	1,809,050
		15,514,507
Airlines - 0.8%
Alaska Air Group, Inc.	72,099	4,645,339
JetBlue Airways Corp. (I)	146,293	3,037,043
		7,682,382
Building products - 1.0%
AO Smith Corp.	41,683	3,000,342
Fortune Brands Home & Security, Inc.	88,605	4,059,881
Lennox International, Inc.	23,023	2,479,347
		9,539,570
Commercial services and supplies - 1.7%
Clean Harbors, Inc. (I)	29,768	1,599,732
Copart, Inc. (I)	63,188	2,241,910
Deluxe Corp.	27,703	1,717,586
Herman Miller, Inc.	33,031	955,587
HNI Corp.	24,725	1,264,684
MSA Safety, Inc.	17,469	847,421
R.R. Donnelley & Sons Company (L)	116,051	2,022,769
Rollins, Inc.	53,427	1,524,272
Waste Connections, Inc.	68,846	3,244,024
		15,417,985
Construction and engineering - 0.6%
AECOM (I)	83,632	2,766,547
Granite Construction, Inc.	20,219	717,977
KBR, Inc.	80,416	1,566,504
		5,051,028
Electrical equipment - 1.0%
Acuity Brands, Inc.	24,182	4,352,276
Hubbell, Inc., Class B	29,589	3,203,897
Regal-Beloit Corp.	24,925	1,809,306
		9,365,479

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	36,291	$3,633,455
Machinery - 4.4%
AGCO Corp.	44,475	2,525,291
CLARCOR, Inc.	27,877	1,735,064
Crane Company	27,137	1,593,756
Donaldson Company, Inc.	70,213	2,513,625
Graco, Inc.	32,657	2,319,627
IDEX Corp.	43,340	3,405,657
ITT Corp.	49,630	2,076,519
Kennametal, Inc.	43,957	1,499,813
Lincoln Electric Holdings, Inc.	42,034	2,559,450
Nordson Corp.	31,402	2,445,902
Oshkosh Corp.	43,389	1,838,826
SPX Corp.	22,757	1,647,379
Terex Corp.	58,470	1,359,428
The Timken Company	40,366	1,476,185
Trinity Industries, Inc.	86,139	2,276,654
Valmont Industries, Inc.	13,124	1,560,050
Wabtec Corp.	53,698	5,060,500
Woodward, Inc.	32,331	1,777,882
		39,671,608
Marine - 0.3%
Kirby Corp. (I)	31,031	2,378,836
Professional services - 1.2%
CEB, Inc.	18,591	1,618,532
FTI Consulting, Inc. (I)	23,173	955,655
ManpowerGroup, Inc.	43,480	3,886,242
Towers Watson & Company, Class A	38,530	4,847,074
		11,307,503
Road and rail - 0.9%
Con-Way, Inc.	31,973	1,226,804
Genesee & Wyoming, Inc., Class A (I)	28,572	2,176,615
Landstar System, Inc.	24,673	1,649,884
Old Dominion Freight Line, Inc. (I)	37,693	2,585,928
Werner Enterprises, Inc.	24,818	651,473
		8,290,704
Trading companies and distributors - 0.7%
GATX Corp.	24,399	1,296,807
MSC Industrial Direct Company, Inc., Class A	28,172	1,965,560
NOW, Inc. (I)(L)	59,452	1,183,689
Watsco, Inc.	15,275	1,890,129
		6,336,185
		134,189,242
Information technology - 16.2%
Communications equipment - 0.9%
ARRIS Group, Inc. (I)	73,750	2,256,750
Ciena Corp. (I)	65,446	1,549,761
InterDigital, Inc.	20,021	1,138,995
JDS Uniphase Corp. (I)	130,205	1,507,774
Plantronics, Inc.	21,776	1,226,207
Polycom, Inc. (I)	75,208	860,380
		8,539,867
Electronic equipment, instruments and components - 3.6%
Arrow Electronics, Inc. (I)	53,308	2,974,586
Avnet, Inc.	75,526	3,104,874
Belden, Inc.	23,709	1,925,882
Cognex Corp.	48,456	2,330,734
FEI Company	23,119	1,917,259
Ingram Micro, Inc., Class A (I)	86,758	2,171,553

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
IPG Photonics Corp. (I)	19,874	$1,692,768
Jabil Circuit, Inc.	107,693	2,292,784
Keysight Technologies, Inc. (I)	94,137	2,936,133
Knowles Corp. (I)(L)	47,237	854,990
National Instruments Corp.	56,210	1,655,947
Tech Data Corp. (I)	20,442	1,176,642
Trimble Navigation, Ltd. (I)	144,315	3,385,630
Vishay Intertechnology, Inc.	75,387	880,520
Zebra Technologies Corp., Class A (I)	28,776	3,195,575
		32,495,877
Internet software and services - 0.3%
Rackspace Hosting, Inc. (I)	65,909	2,451,156
IT services - 3.4%
Acxiom Corp. (I)	43,510	764,906
Broadridge Financial Solutions, Inc.	66,612	3,331,266
Convergys Corp.	54,997	1,401,874
CoreLogic, Inc. (I)	50,158	1,990,771
DST Systems, Inc.	15,664	1,973,351
Gartner, Inc. (I)	46,199	3,962,950
Global Payments, Inc.	36,937	3,821,133
Jack Henry & Associates, Inc.	45,408	2,937,898
Leidos Holdings, Inc.	34,747	1,402,736
MAXIMUS, Inc.	36,571	2,403,812
NeuStar, Inc., Class A (I)(L)	30,937	903,670
Science Applications International Corp.	22,018	1,163,651
VeriFone Systems, Inc. (I)	63,558	2,158,430
WEX, Inc. (I)	21,443	2,443,859
		30,660,307
Semiconductors and semiconductor equipment - 2.1%
Advanced Micro Devices, Inc. (I)(L)	349,609	839,062
Atmel Corp.	232,034	2,286,695
Cree, Inc. (I)(L)	60,686	1,579,657
Cypress Semiconductor Corp. (I)	184,565	2,170,484
Fairchild Semiconductor International, Inc. (I)	64,518	1,121,323
Integrated Device Technology, Inc. (I)	82,341	1,786,800
Intersil Corp., Class A	73,267	916,570
Silicon Laboratories, Inc. (I)	22,060	1,191,461
SunEdison, Inc. (I)	162,081	4,847,843
Teradyne, Inc.	119,230	2,299,947
		19,039,842
Software - 5.2%
ACI Worldwide, Inc. (I)	64,845	1,593,242
Advent Software, Inc.	25,199	1,114,048
ANSYS, Inc. (I)	49,888	4,551,781
Cadence Design Systems, Inc. (I)	162,821	3,201,061
CDK Global, Inc.	89,140	4,811,777
CommVault Systems, Inc. (I)	23,634	1,002,318
FactSet Research Systems, Inc.	21,638	3,516,391
Fair Isaac Corp.	17,250	1,565,955
Fortinet, Inc. (I)	79,164	3,271,848
Informatica Corp. (I)	58,165	2,819,258
Manhattan Associates, Inc. (I)	41,048	2,448,513
Mentor Graphics Corp.	54,926	1,451,694
PTC, Inc. (I)	64,016	2,625,936
Rovi Corp. (I)	49,152	783,974
SolarWinds, Inc. (I)	37,043	1,708,794
Solera Holdings, Inc.	37,312	1,662,623
Synopsys, Inc. (I)	86,239	4,368,005
The Ultimate Software Group, Inc. (I)	15,884	2,610,377

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (I)	18,747	$2,425,487
		47,533,082
Technology hardware, storage and peripherals - 0.7%
3D Systems Corp. (I)(L)	58,447	1,140,885
Diebold, Inc.	36,130	1,264,550
Lexmark International, Inc., Class A	34,101	1,507,264
NCR Corp. (I)	94,267	2,837,437
		6,750,136
		147,470,267
Materials - 6.8%
Chemicals - 3.3%
Albemarle Corp.	62,478	3,453,159
Ashland, Inc.	34,584	4,215,790
Cabot Corp.	35,381	1,319,357
Cytec Industries, Inc.	39,681	2,401,891
Minerals Technologies, Inc.	19,269	1,312,797
NewMarket Corp.	5,873	2,606,966
Olin Corp. (L)	42,970	1,158,042
PolyOne Corp.	49,675	1,945,770
RPM International, Inc.	74,067	3,627,061
Sensient Technologies Corp.	25,988	1,776,020
The Chemours Company (I)	100,866	1,613,856
The Scotts Miracle-Gro Company, Class A	24,865	1,472,257
The Valspar Corp.	41,506	3,396,021
		30,298,987
Construction materials - 0.2%
Eagle Materials, Inc.	27,918	2,130,981
Containers and packaging - 1.4%
AptarGroup, Inc.	34,813	2,220,025
Bemis Company, Inc.	54,120	2,435,941
Greif, Inc., Class A	18,837	675,306
Packaging Corp. of America	55,039	3,439,387
Silgan Holdings, Inc.	23,141	1,220,919
Sonoco Products Company	56,112	2,404,960
		12,396,538
Metals and mining - 1.6%
Carpenter Technology Corp.	28,000	1,083,040
Commercial Metals Company	64,302	1,033,976
Compass Minerals International, Inc.	18,766	1,541,439
Reliance Steel & Aluminum Company	41,264	2,495,647
Royal Gold, Inc.	36,212	2,230,297
Steel Dynamics, Inc.	134,516	2,786,499
TimkenSteel Corp.	20,871	563,308
United States Steel Corp. (L)	80,882	1,667,787
Worthington Industries, Inc.	26,853	807,201
		14,209,194
Paper and forest products - 0.3%
Domtar Corp.	35,602	1,473,923
Louisiana-Pacific Corp. (I)	79,051	1,346,239
		2,820,162
		61,855,862
Telecommunication services - 0.2%
Wireless telecommunication services - 0.2%
Telephone & Data Systems, Inc.	54,526	1,603,064
Utilities - 4.3%
Electric utilities - 1.5%
Cleco Corp.	33,579	1,808,229

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Great Plains Energy, Inc.	86,003	$2,077,832
Hawaiian Electric Industries, Inc.	59,633	1,772,889
IDACORP, Inc.	28,108	1,577,983
OGE Energy Corp.	111,068	3,173,213
PNM Resources, Inc.	44,230	1,088,058
Westar Energy, Inc.	73,673	2,521,090
		14,019,294
Gas utilities - 1.5%
Atmos Energy Corp.	56,174	2,880,603
National Fuel Gas Company	46,893	2,761,529
ONE Gas, Inc.	29,255	1,245,093
Questar Corp.	97,848	2,046,002
UGI Corp.	95,945	3,305,305
WGL Holdings, Inc.	27,609	1,498,893
		13,737,425
Independent power and renewable electricity producers - 0.1%
Talen Energy Corp. (I)	46,302	794,542
Multi-utilities - 0.9%
Alliant Energy Corp.	62,700	3,619,044
Black Hills Corp.	25,008	1,091,599
MDU Resources Group, Inc.	108,457	2,118,165
Vectren Corp.	45,863	1,764,808
		8,593,616
Water utilities - 0.3%
Aqua America, Inc.	98,586	2,414,371
		39,559,248
TOTAL COMMON STOCKS (Cost $595,028,227)		$892,199,047

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	137,366	1,923
TOTAL RIGHTS (Cost $8,929)		$1,923

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,566,412	25,677,461
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,677,397)		$25,677,461

SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $15,987,000 on 07/01/2015,
collateralized by $16,250,000 U.S. Treasury
Notes, 2.125% due 06/30/2022 (valued at
$16,311,750, including interest)	$15,987,000	$15,987,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,987,000)		$15,987,000
Total Investments (Mid Cap Index Trust)
(Cost $636,701,553) - 102.5%		$933,865,431
Other assets and liabilities, net - (2.5%)		(22,382,263)
TOTAL NET ASSETS - 100.0%		$911,483,168

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.3%
Consumer discretionary - 20.6%
Automobiles - 1.7%
Tesla Motors, Inc. (I)(L)	52,516	$14,087,941
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	28,542	762,928
Hotels, restaurants and leisure - 8.5%
Chipotle Mexican Grill, Inc. (I)	29,874	18,073,471
Diamond Resorts International, Inc. (I)	452,406	14,273,409
Dunkin’ Brands Group, Inc.	161,297	8,871,335
Hilton Worldwide Holdings, Inc. (I)	338,952	9,338,128
Panera Bread Company, Class A (I)	61,567	10,760,065
Wyndham Worldwide Corp.	129,244	10,586,376
		71,902,784
Household durables - 3.3%
GoPro, Inc., Class A (I)	193,350	10,193,412
Harman International Industries, Inc.	81,187	9,656,382
Whirlpool Corp.	45,293	7,837,954
		27,687,748
Internet and catalog retail - 1.5%
Netflix, Inc. (I)	18,870	12,396,458
Media - 1.6%
IMAX Corp. (I)	331,729	13,358,727
Specialty retail - 1.6%
Advance Auto Parts, Inc.	83,481	13,297,688
Jand, Inc., Class A (I)(R)	25,303	290,613
		13,588,301
Textiles, apparel and luxury goods - 2.3%
Kate Spade & Company (I)	371,903	8,010,791
Samsonite International SA	3,419,080	11,804,627
		19,815,418
		173,600,305
Consumer staples - 5.4%
Beverages - 1.5%
Monster Beverage Corp. (I)	94,423	12,654,570
Food and staples retailing - 1.1%
Whole Foods Market, Inc.	236,958	9,345,624
Food products - 2.8%
Nomad Foods, Ltd. (I)	1,094,577	23,845,354
		45,845,548
Energy - 1.4%
Oil, gas and consumable fuels - 1.4%
Diamondback Energy, Inc. (I)	50,538	3,809,554
Energen Corp.	59,031	4,031,817
Pioneer Natural Resources Company	26,367	3,656,839
		11,498,210
		11,498,210
Financials - 3.9%
Capital markets - 2.5%
Julius Baer Group, Ltd. (I)	152,698	8,568,489
Northern Trust Corp.	169,316	12,945,901
		21,514,390
Real estate management and development - 1.4%
CBRE Group, Inc., Class A (I)	298,419	11,041,503

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
WeWork Companies, Inc., Class A (I)(R)	18,198	$598,524
		11,640,027
		33,154,417
Health care - 23.8%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (I)	34,386	4,121,850
Incyte Corp. (I)	49,265	5,133,906
Isis Pharmaceuticals, Inc. (I)(L)	62,859	3,617,535
Regeneron Pharmaceuticals, Inc. (I)	20,237	10,323,501
		23,196,792
Health care equipment and supplies - 10.2%
Becton, Dickinson and Company	89,718	12,708,555
Boston Scientific Corp. (I)	714,070	12,639,039
DexCom, Inc. (I)	207,157	16,568,417
HeartWare International, Inc. (I)	110,870	8,059,140
Hologic, Inc. (I)	252,971	9,628,076
Insulet Corp. (I)	325,489	10,085,277
Intuitive Surgical, Inc. (I)	34,845	16,882,403
		86,570,907
Health care providers and services - 1.0%
Envision Healthcare Holdings, Inc. (I)	203,136	8,019,809
Teladoc, Inc. (I)	5,800	110,200
		8,130,009
Health care technology - 4.0%
athenahealth, Inc. (I)(L)	53,115	6,085,917
Cerner Corp. (I)	203,975	14,086,514
Veeva Systems, Inc., Class A (I)(L)	478,264	13,405,740
		33,578,171
Life sciences tools and services - 0.8%
Illumina, Inc. (I)	32,228	7,037,306
Pharmaceuticals - 5.1%
Allergan PLC (I)	46,026	13,967,050
Eisai Company, Ltd.	135,300	9,071,134
Mylan NV (I)	172,984	11,738,694
Ono Pharmaceutical Company, Ltd.	73,170	7,986,133
		42,763,011
		201,276,196
Industrials - 12.3%
Aerospace and defense - 2.5%
DigitalGlobe, Inc. (I)	364,101	10,118,367
Textron, Inc.	244,819	10,926,272
		21,044,639
Building products - 1.5%
Fortune Brands Home & Security, Inc.	275,998	12,646,228
Construction and engineering - 1.6%
AECOM (I)	420,202	13,900,282
Electrical equipment - 3.2%
Acuity Brands, Inc.	57,081	10,273,438
AMETEK, Inc.	198,426	10,869,776
Generac Holdings, Inc. (I)(L)	149,217	5,931,376
		27,074,590
Machinery - 0.5%
The Middleby Corp. (I)	38,178	4,284,717
Road and rail - 2.3%
Kansas City Southern	92,658	8,450,410

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Landstar System, Inc.	157,763	$10,549,612
		19,000,022
Trading companies and distributors - 0.7%
HD Supply Holdings, Inc. (I)	162,117	5,703,276
		103,653,754
Information technology - 20.8%
Communications equipment - 1.4%
Arista Networks, Inc. (I)(L)	146,615	11,984,310
Electronic equipment, instruments and components - 3.7%
CDW Corp.	303,696	10,410,699
Cognex Corp.	201,422	9,688,398
TE Connectivity, Ltd.	173,467	11,153,928
		31,253,025
Internet software and services - 6.9%
Akamai Technologies, Inc. (I)	113,220	7,905,020
Apigee Corp.	141,256	1,382,572
Apigee Corp. (I)(L)	26,600	264,138
CoStar Group, Inc. (I)	72,512	14,593,765
Equinix, Inc.	37,079	9,418,066
New Relic, Inc. (I)	69,707	2,452,989
Shutterstock, Inc. (I)(L)	183,500	10,760,440
Zillow Group, Inc., Class A (I)(L)	126,571	10,978,769
		57,755,759
Semiconductors and semiconductor equipment - 3.9%
First Solar, Inc. (I)	78,768	3,700,521
NXP Semiconductors NV (I)	149,527	14,683,551
Sumco Corp.	574,200	7,181,522
SunEdison, Inc. (I)(L)	253,067	7,569,234
		33,134,828
Software - 4.9%
Mobileye NV (I)(L)	212,020	11,273,103
ServiceNow, Inc. (I)	108,984	8,098,601
Tyler Technologies, Inc. (I)	57,751	7,471,824
Workday, Inc., Class A (I)	188,324	14,386,070
		41,229,598
		175,357,520
Materials - 2.1%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	420,139	10,747,156
Platform Specialty Products Corp. (I)	28,906	739,415
		11,486,571
Construction materials - 0.8%
Martin Marietta Materials, Inc.	47,491	6,720,451
		18,207,022
TOTAL COMMON STOCKS (Cost $662,156,798)		$762,592,972

PREFERRED SECURITIES - 9.4%
Consumer discretionary - 0.3%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	66,598	1,780,165
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	648,942
		2,429,107

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials - 1.4%
Capital markets - 0.5%
Forward Venture (I)(R)	103,425	$4,593,104
Real estate management and development - 0.9%
Redfin Corp. (I)(R)	553,613	1,825,650
WeWork Companies, Inc., Series D1 (I)(R)	90,446	2,974,730
WeWork Companies, Inc., Series D2 (I)(R)	71,065	2,337,297
		7,137,677
		11,730,781
Health care - 0.2%
Health care equipment and supplies - 0.2%
ConforMIS, Inc. (I)(R)	203,582	1,374,179
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	844,439	4,281,306
Information technology - 7.0%
Electronic equipment, instruments and components - 0.6%
Veracode, Inc. (I)(R)	136,934	4,736,547
Internet software and services - 3.9%
DocuSign, Inc., Series B (I)(R)	6,185	118,091
DocuSign, Inc., Series B1 (I)(R)	1,853	35,380
DocuSign, Inc., Series D (I)(R)	4,445	84,869
DocuSign, Inc., Series E (I)(R)	114,951	2,194,771
DocuSign, Inc., Series F (I)(R)	15,288	291,895
Lookout, Inc., Series F (I)(R)	185,829	2,150,042
One Kings Lane, Inc. (I)(R)	302,694	4,543,437
Uber Technologies, Inc. (I)(R)	584,504	23,168,909
		32,587,394
Software - 1.7%
Birst, Inc.,Series F (I)(R)	328,201	1,916,989
DraftKings, Inc. (I)(R)	541,740	2,333,816
Essence Group Holdings Corp. (I)(R)	1,459,559	2,962,905
MarkLogic Corp., Series F (I)(R)	222,196	2,580,629
Pinterest, Inc., Series G (I)(R)	58,418	2,096,941
Zuora, Inc., Series F (I)(R)	715,736	2,719,296
		14,610,576
Technology hardware, storage and peripherals - 0.8%
Nutanix, Inc. (I)(R)	148,220	2,931,792
Pure Storage, Inc., Series F (I)(R)	211,388	4,253,127
		7,184,919
		59,119,436
TOTAL PREFERRED SECURITIES (Cost $54,188,512)		$78,934,809

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	7,055,801	70,594,700
TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,594,875)		$70,594,700

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2015 at 0.130% to
be repurchased at $8,800,032 on
07/01/2015, collateralized by $8,869,300
U.S. Treasury Notes, 2.125% due
06/30/2021 (valued at $8,976,146,
including interest)	$8,800,000	$8,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,800,000)		$8,800,000
Total Investments (Mid Cap Stock Trust)
(Cost $795,740,185) - 109.1%		$920,922,481
Other assets and liabilities, net - (9.1%)		(76,835,063)
TOTAL NET ASSETS - 100.0%		$844,087,418

Mid Value Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.6%
Consumer discretionary - 10.0%
Auto components - 0.2%
Visteon Corp. (I)	13,700	$1,438,226
Diversified consumer services - 0.6%
Graham Holdings Company, Class B	253	271,988
Houghton Mifflin Harcourt Company (I)	15,200	383,040
Strayer Education, Inc. (I)	109,805	4,732,596
		5,387,624
Leisure products - 1.5%
Mattel, Inc.	422,100	10,843,749
Sankyo Company, Ltd.	52,100	1,844,538
		12,688,287
Media - 4.6%
Cablevision Systems Corp., Class A	431,600	10,332,504
DreamWorks Animation
SKG, Inc., Class A (I)(L)	68,500	1,807,030
News Corp., Class A (I)	705,500	10,293,245
Scholastic Corp.	145,424	6,417,561
Tribune Media Company, Class A	198,500	10,597,915
		39,448,255
Multiline retail - 1.6%
Kohl’s Corp.	214,400	13,423,584
Specialty retail - 0.6%
Abercrombie & Fitch Company, Class A (L)	183,500	3,947,085
The Gap, Inc.	34,400	1,313,048
		5,260,133
Textiles, apparel and luxury goods - 0.9%
Coach, Inc.	223,000	7,718,030
		85,364,139
Consumer staples - 8.3%
Beverages - 0.5%
Carlsberg A/S, Class B	43,917	3,979,128
Food and staples retailing - 1.9%
Sysco Corp.	432,400	15,609,640

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Kroger Company	4,900	$355,299
		15,964,939
Food products - 5.0%
Archer-Daniels-Midland Company	74,900	3,611,678
Bunge, Ltd.	225,100	19,763,780
Dean Foods Company	71,900	1,162,623
Flowers Foods, Inc.	122,100	2,582,415
Kellogg Company	122,400	7,674,480
McCormick & Company, Inc.	64,500	5,221,275
Tootsie Roll Industries, Inc. (L)	67,948	2,195,400
		42,211,651
Household products - 0.3%
The Clorox Company	29,200	3,037,384
Personal products - 0.6%
Avon Products, Inc. (L)	825,600	5,168,256
		70,361,358
Energy - 5.2%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)	45,900	3,256,146
Oil, gas and consumable fuels - 4.8%
Cameco Corp. (L)	489,100	6,984,348
Canadian Oil Sands, Ltd.	441,000	3,566,133
CONSOL Energy, Inc.	358,747	7,799,160
Hess Corp.	29,400	1,966,272
Murphy Oil Corp.	199,700	8,301,529
WPX Energy, Inc. (I)	1,001,400	12,297,189
		40,914,631
		44,170,777
Financials - 29.4%
Banks - 4.7%
CIT Group, Inc.	142,700	6,634,123
Commerce Bancshares, Inc.	51,310	2,399,769
First Horizon National Corp.	824,049	12,912,848
First Niagara Financial Group, Inc.	877,800	8,286,432
SunTrust Banks, Inc.	97,700	4,203,054
WestAmerica Bancorp. (L)	107,000	5,419,550
		39,855,776
Capital markets - 7.3%
E*TRADE Financial Corp. (I)	705,344	21,125,053
Lazard, Ltd., Class A	202,300	11,377,352
Legg Mason, Inc.	31,400	1,618,042
Northern Trust Corp.	276,500	21,141,190
Waddell & Reed Financial, Inc., Class A	140,600	6,651,786
		61,913,423
Consumer finance - 1.4%
Ally Financial, Inc. (I)	514,060	11,530,366
Diversified financial services - 1.3%
Groupe Bruxelles Lambert SA	29,080	2,344,915
PHH Corp. (I)	322,200	8,386,866
		10,731,781
Insurance - 9.5%
CNA Financial Corp.	244,200	9,330,882
First American Financial Corp.	291,000	10,828,110
FNF Group	230,816	8,537,884
Kemper Corp.	184,254	7,102,992
Loews Corp.	209,100	8,052,441
Marsh & McLennan Companies, Inc.	281,800	15,978,060

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
OneBeacon Insurance Group, Ltd., Class A	13,535	$196,393
The Progressive Corp.	270,300	7,522,449
White Mountains Insurance Group, Ltd.	19,100	12,509,354
Willis Group Holdings PLC	22,500	1,055,250
		81,113,815
Real estate investment trusts - 4.0%
AvalonBay Communities, Inc.	16,900	2,701,803
Rayonier, Inc.	425,500	10,871,525
The Macerich Company	94,400	7,042,240
Washington Real Estate Investment Trust	208,600	5,413,170
Weyerhaeuser Company	179,536	5,655,384
WP Glimcher, Inc.	180,000	2,435,400
		34,119,522
Real estate management and development - 0.6%
The St. Joe Company (I)(L)	330,417	5,131,376
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	451,398	5,434,832
		249,830,891
Health care - 11.6%
Biotechnology - 0.6%
Baxalta, Inc. (I)	21,100	673,934
Seattle Genetics, Inc. (I)(L)	81,300	3,934,920
		4,608,854
Health care equipment and supplies - 2.8%
Haemonetics Corp. (I)	98,000	4,053,280
Hologic, Inc. (I)	492,500	18,744,550
Thoratec Corp. (I)	13,300	592,781
		23,390,611
Health care providers and services - 4.1%
HealthSouth Corp.	138,870	6,396,352
Humana, Inc.	19,100	3,653,448
Quest Diagnostics, Inc.	153,600	11,139,072
Select Medical Holdings Corp.	582,288	9,433,066
Tenet Healthcare Corp. (I)	78,900	4,566,732
		35,188,670
Pharmaceuticals - 4.1%
Hospira, Inc. (I)	320,400	28,422,684
Zoetis, Inc.	138,000	6,654,360
		35,077,044
		98,265,179
Industrials - 10.6%
Aerospace and defense - 3.3%
Bombardier, Inc., Class B	2,106,069	3,793,959
Textron, Inc.	535,500	23,899,365
		27,693,324
Air freight and logistics - 2.2%
C.H. Robinson Worldwide, Inc.	206,900	12,908,491
Expeditors International of Washington, Inc.	122,900	5,666,305
		18,574,796
Airlines - 0.2%
Southwest Airlines Company	57,700	1,909,293
Commercial services and supplies - 1.4%
Cintas Corp.	145,700	12,324,763
Construction and engineering - 1.2%
KBR, Inc.	541,500	10,548,420

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 1.2%
AGCO Corp.	49,800	$2,827,644
Harsco Corp.	32,100	529,650
Ingersoll-Rand PLC	15,400	1,038,268
Xylem, Inc.	149,700	5,549,379
		9,944,941
Professional services - 0.7%
ManpowerGroup, Inc.	62,000	5,541,560
Trading companies and distributors - 0.4%
Fastenal Company (L)	87,600	3,694,968
		90,232,065
Information technology - 3.2%
Communications equipment - 0.4%
ADTRAN, Inc.	202,200	3,285,750
Electronic equipment, instruments and components - 0.4%
AVX Corp.	238,100	3,204,826
IT services - 0.3%
The Western Union Company	121,500	2,470,095
Semiconductors and semiconductor equipment - 2.1%
Altera Corp.	72,800	3,727,360
Applied Materials, Inc.	223,200	4,289,904
ASML Holding NV	17,023	1,772,605
Broadcom Corp., Class A	75,800	3,902,942
Marvell Technology Group, Ltd.	320,000	4,219,200
		17,912,011
		26,872,682
Materials - 8.1%
Chemicals - 1.1%
The Mosaic Company	47,100	2,206,635
The Scotts Miracle-Gro Company, Class A	115,600	6,844,676
		9,051,311
Construction materials - 1.8%
Vulcan Materials Company	182,907	15,351,385
Containers and packaging - 1.3%
Greif, Inc., Class A	20,100	720,585
MeadWestvaco Corp.	125,300	5,912,907
Packaging Corp. of America	71,600	4,474,284
		11,107,776
Metals and mining - 2.9%
Barrick Gold Corp.	34,900	372,034
Compania de Minas Buenaventura SA, ADR	214,400	2,225,472
Franco-Nevada Corp.	110,300	5,260,665
Lonmin PLC (I)(L)	1,142,026	2,010,487
Newmont Mining Corp.	367,000	8,573,120
Nucor Corp.	67,900	2,992,353
Silver Wheaton Corp.	206,800	3,585,912
		25,020,043
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)	488,800	8,324,264
		68,854,779
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	200,036	5,881,058
Utilities - 5.5%
Electric utilities - 3.0%
American Electric Power Company, Inc.	83,900	4,444,183

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	639,851	$20,827,150
		25,271,333
Independent power and renewable electricity producers - 1.5%
AES Corp.	808,000	10,714,080
NRG Energy, Inc.	106,805	2,443,698
		13,157,778
Multi-utilities - 1.0%
CenterPoint Energy, Inc.	351,200	6,683,336
Nisource Inc (I)	122,400	2,044,080
		8,727,416
		47,156,527
TOTAL COMMON STOCKS (Cost $657,581,351)		$786,989,455

CONVERTIBLE BONDS - 0.3%
Industrials - 0.3%
UTi Worldwide, Inc. 4.500%, 03/01/2019	$2,814,000	$2,873,798
TOTAL CONVERTIBLE BONDS (Cost $2,827,543)		$2,873,798

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,751,519	27,529,497
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,529,484)		$27,529,497

SHORT-TERM INVESTMENTS - 6.7%
Money market funds - 6.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,000,000	1,000,000
T. Rowe Price Reserve Investment
Fund, 0.0722% (Y)	55,964,467	55,964,467
		56,964,467
TOTAL SHORT-TERM INVESTMENTS (Cost $56,964,467)		$56,964,467
Total Investments (Mid Value Trust)
(Cost $744,902,845) - 102.8%		$874,357,217
Other assets and liabilities, net - (2.8%)		(24,217,897)
TOTAL NET ASSETS - 100.0%		$850,139,320

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.1%
Consumer discretionary - 11.3%
Automobiles - 1.6%
Fiat SpA (I)	242,845	$2,215,943
General Motors Company	221,150	7,370,929
		9,586,872
Diversified consumer services - 0.2%
Cengage Learning Holdings II LP (I)	38,500	1,068,363
Media - 8.4%
CBS Corp., Class B	120,897	6,709,784
DIRECTV (I)	100,190	9,296,630
Reed Elsevier PLC	446,427	7,254,741
Time Warner Cable, Inc.	64,070	11,415,352

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	53,608	$4,685,875
Tribune Media Company, Class A	3,603	192,364
Tribune Publishing Company	5,857	91,018
Twenty-First Century Fox, Inc., Class B	311,586	10,039,301
		49,685,065
Multiline retail - 0.8%
Macy’s, Inc.	67,675	4,566,032
Specialty retail - 0.3%
Office Depot, Inc. (I)	211,248	1,829,408
		66,735,740
Consumer staples - 10.0%
Beverages - 1.1%
PepsiCo, Inc.	70,596	6,589,431
Food and staples retailing - 3.1%
CVS Health Corp.	56,213	5,895,619
The Kroger Company	77,234	5,600,237
Walgreens Boots Alliance, Inc.	81,194	6,856,021
		18,351,877
Household products - 0.6%
Energizer Holdings, Inc.	24,113	3,172,065
Personal products - 0.2%
Avon Products, Inc. (L)	163,034	1,020,593
Tobacco - 5.0%
Altria Group, Inc.	119,721	5,855,554
British American Tobacco PLC	172,636	9,295,154
Imperial Tobacco Group PLC	138,630	6,676,724
Philip Morris International, Inc.	34,264	2,746,945
Reynolds American, Inc.	64,407	4,808,627
		29,383,004
		58,516,970
Energy - 7.2%
Energy equipment and services - 1.1%
Baker Hughes, Inc.	106,327	6,560,376
Oil, gas and consumable fuels - 6.1%
Anadarko Petroleum Corp.	31,910	2,490,895
Apache Corp.	97,529	5,620,596
BG Group PLC	231,101	3,848,941
BP PLC	558,823	3,708,726
CONSOL Energy, Inc.	93,718	2,037,429
Marathon Oil Corp.	207,782	5,514,534
Murphy Oil Corp.	60,600	2,519,142
Royal Dutch Shell PLC, A Shares	250,963	7,137,352
Whiting Petroleum Corp. (I)	81,685	2,744,616
		35,622,231
		42,182,607
Financials - 22.1%
Banks - 10.6%
Barclays PLC	1,380,860	5,659,659
CIT Group, Inc.	130,688	6,075,685
Citigroup, Inc.	122,965	6,792,587
Citizens Financial Group, Inc.	194,233	5,304,503
Columbia Banking System, Inc.	21,477	698,862
FCB Financial Holdings, Inc., Class A (I)	60,504	1,924,027
Guaranty Bancorp	4,385	72,396
ING Groep NV	191,720	3,183,580
JPMorgan Chase & Co.	129,810	8,795,926
KB Financial Group, Inc.	59,523	1,965,919

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Societe Generale SA	22,065	$1,035,373
SunTrust Banks, Inc.	108,510	4,668,100
The PNC Financial Services Group, Inc.	124,134	11,873,417
Wells Fargo & Company	76,120	4,280,989
		62,331,023
Consumer finance - 0.5%
Ally Financial, Inc. (I)	122,150	2,739,825
Insurance - 10.0%
ACE, Ltd.	69,032	7,019,174
Alleghany Corp. (I)	13,844	6,489,513
American International Group, Inc.	183,535	11,346,134
MetLife, Inc.	129,240	7,236,148
The Allstate Corp.	92,016	5,969,078
White Mountains Insurance Group, Ltd.	20,381	13,348,332
XL Group PLC	202,460	7,531,512
		58,939,891
Real estate investment trusts - 0.9%
Alexander’s, Inc.	12,593	5,163,130
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	39,987	526,229
		129,700,098
Health care - 12.2%
Health care equipment and supplies - 3.7%
Medtronic PLC	199,749	14,801,401
Stryker Corp.	72,572	6,935,706
		21,737,107
Health care providers and services - 0.5%
Cigna Corp.	17,411	2,820,582
Pharmaceuticals - 8.0%
Eli Lilly & Company	152,236	12,710,184
Hospira, Inc. (I)	94,766	8,406,692
Merck & Company, Inc.	264,970	15,084,742
Teva Pharmaceutical Industries, Ltd., ADR	180,931	10,693,022
		46,894,640
		71,452,329
Industrials - 4.0%
Aerospace and defense - 1.5%
B/E Aerospace, Inc.	52,990	2,909,151
Huntington Ingalls Industries, Inc.	39,531	4,450,795
KLX, Inc. (I)	26,495	1,169,224
		8,529,170
Machinery - 1.4%
Caterpillar, Inc.	67,223	5,701,855
CNH Industrial NV	107,017	976,524
Federal Signal Corp.	120,224	1,792,540
		8,470,919
Marine - 1.1%
A.P. Moeller - Maersk A/S, Series B	3,645	6,590,308
		23,590,397
Information technology - 12.4%
Communications equipment - 2.4%
Cisco Systems, Inc.	290,540	7,978,228
Nokia OYJ	500,813	3,414,021
Nokia OYJ, ADR	400,898	2,746,151
		14,138,400

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services - 1.0%
Xerox Corp.	573,884	$6,106,126
Semiconductors and semiconductor equipment - 0.4%
Altera Corp.	43,982	2,251,878
Software - 4.9%
CA, Inc.	179,071	5,244,990
Microsoft Corp.	342,098	15,103,627
Symantec Corp.	361,620	8,407,665
		28,756,282
Technology hardware, storage and peripherals - 3.7%
Apple, Inc.	87,100	10,924,518
Hewlett-Packard Company	178,343	5,352,073
Samsung Electronics Company, Ltd.	4,667	5,295,109
		21,571,700
		72,824,386
Materials - 4.3%
Construction materials - 0.7%
Holcim, Ltd. (I)	59,209	4,368,768
Containers and packaging - 1.0%
MeadWestvaco Corp.	125,743	5,933,812
Metals and mining - 1.4%
Freeport-McMoRan, Inc.	224,236	4,175,274
ThyssenKrupp AG	147,262	3,830,935
		8,006,209
Paper and forest products - 1.2%
International Paper Company	149,964	7,136,787
		25,445,576
Telecommunication services - 2.0%
Diversified telecommunication services - 0.7%
Koninklijke KPN NV	1,069,040	4,098,525
Wireless telecommunication services - 1.3%
Vodafone Group PLC	2,123,006	7,744,497
		11,843,022
Utilities - 0.6%
Independent power and renewable electricity producers - 0.6%
NRG Energy, Inc.	157,694	3,608,039
TOTAL COMMON STOCKS (Cost $391,576,924)		$505,899,164

CORPORATE BONDS - 2.5%
Consumer discretionary - 0.6%
iHeartCommunications, Inc.
9.000%, 12/15/2019	$3,977,000	$3,790,081
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		3,790,081
Energy - 0.4%
NGPL PipeCo LLC
9.625%, 06/01/2019 (S)	1,911,000	1,934,888
Samson Investment Company
9.750%, 02/15/2020	2,048,000	117,760
		2,052,648
Information technology - 1.0%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,707,000	1,668,593
10.500%, 03/01/2021 (S)	5,070,000	4,182,750
		5,851,343

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials - 0.1%
Walter Energy, Inc.
9.500%, 10/15/2019 (S)	$792,000	$433,620
Walter Energy, Inc., PIK
11.000%, 04/01/2020 (S)	679,800	33,990
		467,610
Utilities - 0.4%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (H)(S)	4,128,000	2,518,080
TOTAL CORPORATE BONDS (Cost $18,047,143)		$14,679,762

TERM LOANS (M) - 3.5%
Consumer discretionary - 2.3%
Caesars Entertainment
Operating Company, Inc.
03/01/2017 (H)	2,033,290	1,818,705
03/01/2017 (H)	426,320	377,471
01/28/2018 (H)	1,258,675	1,094,418
Cengage Learning Acquisitions, Inc.
8.250%, 03/31/2020	235,686	235,938
iHeartCommunications, Inc.
6.937%, 01/30/2019	4,025,467	3,709,299
7.687%, 07/30/2019	1,293,886	1,209,514
JC Penney Corp., Inc.
6.000%, 05/22/2018	1,935,450	1,929,804
Toys R Us - Delaware, Inc.
8.250%, 10/24/2019	177,696	178,141
9.750%, 04/24/2020	2,690,787	2,532,030
Toys R Us Canada, Ltd.
8.250%, 10/24/2019	143,304	143,662
		13,228,982
Energy - 0.0%
NGPL PipeCo LLC
6.750%, 09/15/2017	100,360	95,844
Information technology - 0.4%
Avaya, Inc.
4.687%, 10/26/2017	1,677,110	1,664,742
6.500%, 03/30/2018	409,419	406,714
		2,071,456
Materials - 0.1%
Walter Energy, Inc.
7.250%, 04/02/2018	1,412,439	767,425
Utilities - 0.7%
Texas Competitive Electric Holdings
Company LLC
4.648%, 10/10/2017 (H)	7,466,240	4,274,422
TOTAL TERM LOANS (Cost $23,736,597)		$20,438,129

MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035	$2,626,000	$1,779,141
TOTAL MUNICIPAL BONDS (Cost $2,309,446)		$1,779,141

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.7%
Automobiles - 0.7%
Volkswagen AG	16,912	3,924,914
TOTAL PREFERRED SECURITIES (Cost $4,401,941)		$3,924,914

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	83,051	$830,938
TOTAL SECURITIES LENDING
COLLATERAL (Cost $830,936)		$830,938

SHORT-TERM INVESTMENTS - 4.7%
U.S. Government - 4.7%
U.S. Treasury Bills
0.063%, 08/06/2015 *	$1,000,000	$1,000,002
0.064%, 08/20/2015 *	3,500,000	3,499,990
0.065%, 08/27/2015 *	5,000,000	5,000,020
0.075%, 07/23/2015 *	2,000,000	1,999,994
0.075%, 11/19/2015 *	6,000,000	5,999,292
0.076%, 09/03/2015 *	2,000,000	1,999,946
0.085%, 11/27/2015 *	2,000,000	1,999,772
0.088%, 07/09/2015 *	2,500,000	2,500,005
0.095%, 10/08/2015 *	2,500,000	2,499,845
0.105%, 07/02/2015 *	1,000,000	1,000,000
		27,498,866
TOTAL SHORT-TERM INVESTMENTS (Cost $27,495,579)		$27,498,866
Total Investments (Mutual Shares Trust)
(Cost $468,398,566) - 97.9%		$575,050,914
Other assets and liabilities, net - 2.1%		12,259,195
TOTAL NET ASSETS - 100.0%		$587,310,109

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.6%
Financials - 96.7%
Real estate investment trusts - 96.7%
Diversified REITs - 6.0%
American Assets Trust, Inc.	57,990	$2,273,788
American Realty Capital Properties, Inc.	342,523	2,784,712
BGP Holdings PLC (I)	194,291	8,664
Cousins Properties, Inc.	210,710	2,187,170
Duke Realty Corp.	302,241	5,612,615
Spirit Realty Capital, Inc.	907,370	8,774,268
Store Capital Corp.	123,548	2,483,315
		24,124,532
Health care REITs - 12.5%
HCP, Inc.	142,979	5,214,444
Health Care REIT, Inc.	386,895	25,391,919
Healthcare Trust of America, Inc., Class A	301,549	7,222,099
LTC Properties, Inc.	96,100	3,997,760
Medical Properties Trust, Inc.	308,128	4,039,558
National Health Investors, Inc.	68,932	4,294,464
		50,160,244
Hotel and resort REITs - 8.1%
Chesapeake Lodging Trust	151,244	4,609,917
DiamondRock Hospitality Company	353,278	4,525,491
Host Hotels & Resorts, Inc.	160,913	3,190,905
Pebblebrook Hotel Trust	178,902	7,671,318
Strategic Hotels & Resorts, Inc. (I)	513,081	6,218,542
Sunstone Hotel Investors, Inc.	406,215	6,097,287
		32,313,460

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial REITs - 5.8%
First Industrial Realty Trust, Inc.	160,583	$3,007,720
Prologis, Inc.	540,161	20,039,973
		23,047,693
Office REITs - 15.3%
Alexandria Real Estate Equities, Inc.	55,111	4,820,008
Boston Properties, Inc.	130,322	15,774,175
Columbia Property Trust, Inc.	80,591	1,978,509
CoreSite Realty Corp.	41,143	1,869,538
DuPont Fabros Technology, Inc.	141,612	4,170,473
Hudson Pacific Properties, Inc.	182,443	5,175,908
Kilroy Realty Corp.	134,022	8,999,577
Mack-Cali Realty Corp.	60,541	1,115,771
Paramount Group, Inc.	182,400	3,129,984
Piedmont Office Realty Trust, Inc., Class A	28,795	506,504
Vornado Realty Trust	144,951	13,760,198
		61,300,645
Residential REITs - 17.1%
American Residential Properties, Inc. (I)	122,960	2,274,760
Apartment Investment & Management
Company, Class A	251,027	9,270,427
Camden Property Trust	117,128	8,700,268
Equity LifeStyle Properties, Inc.	122,174	6,423,909
Equity Residential	377,378	26,480,614
Essex Property Trust, Inc.	58,481	12,427,213
Home Properties, Inc.	13,921	1,016,929
Post Properties, Inc.	19,098	1,038,358
UDR, Inc.	31,915	1,022,237
		68,654,715
Retail REITs - 24.6%
DDR Corp.	76,595	1,184,159
Federal Realty Investment Trust	105,472	13,509,908
General Growth Properties, Inc.	580,574	14,897,529
Kimco Realty Corp.	600,029	13,524,654
National Retail Properties, Inc.	247,678	8,671,207
Pennsylvania Real Estate Investment Trust	100,318	2,140,786
Regency Centers Corp.	14,483	854,207
Retail Properties of America, Inc., Class A	179,311	2,497,802
Simon Property Group, Inc.	194,197	33,599,965
Taubman Centers, Inc.	1,946	135,247
The Macerich Company	99,397	7,415,016
		98,430,480
Specialized REITs - 7.3%
CubeSmart	311,677	7,218,439
Extra Space Storage, Inc.	96,179	6,272,794
Public Storage	69,621	12,836,024
The GEO Group, Inc.	84,717	2,893,933
		29,221,190
Information technology - 0.9%
Internet software and services - 0.9%
Equinix, Inc.	14,909	3,786,886
TOTAL COMMON STOCKS (Cost $414,941,852)		$391,039,845

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $1,053,000 on 07/01/2015,
collateralized by $1,095,000 U.S. Treasury
Notes, 1.000% due 08/31/2019 (valued at
$1,078,247, including interest)	$1,053,000	$1,053,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,053,000)		$1,053,000
Total Investments (Real Estate Securities Trust)
(Cost $415,994,852) - 97.9%		$392,092,845
Other assets and liabilities, net - 2.1%		8,504,065
TOTAL NET ASSETS - 100.0%		$400,596,910

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 14.2%
Automobiles - 0.8%
Tesla Motors, Inc. (I)(L)	16,070	$4,310,938
Household durables - 0.7%
Harman International Industries, Inc.	11,830	1,407,060
iRobot Corp. (I)(L)	73,300	2,336,804
		3,743,864
Internet and catalog retail - 11.2%
Amazon.com, Inc. (I)	45,300	19,664,277
Ctrip.com International, Ltd., ADR (I)	27,600	2,004,312
Etsy, Inc. (I)(L)	50,300	706,715
Expedia, Inc.	29,590	3,235,667
Flipkart Limited (I)(R)	490	69,698
JD.com, Inc., ADR (I)	78,315	2,670,542
Netflix, Inc. (I)	4,810	3,159,881
The Priceline Group, Inc. (I)	13,830	15,923,447
Vipshop Holdings, Ltd., ADR (I)	400,935	8,920,804
		56,355,343
Media - 1.5%
Liberty Global PLC, Series C (I)	41,400	2,096,082
News Corp., Class A (I)	268,000	3,910,120
Twenty-First Century Fox, Inc., Class A	46,200	1,503,579
		7,509,781
		71,919,926
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp.	38,900	3,628,981
Health care - 3.0%
Biotechnology - 0.4%
Grifols SA, ADR	57,500	1,780,775
Health care equipment and supplies - 0.9%
Hoya Corp.	21,500	861,069
Intuitive Surgical, Inc. (I)	7,900	3,827,550
		4,688,619
Health care technology - 1.1%
Veeva Systems, Inc., Class A (I)	194,900	5,463,047

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 0.6%
Agilent Technologies, Inc.	82,600	$3,186,708
		15,119,149
Industrials - 1.5%
Aerospace and defense - 0.5%
The Boeing Company	17,400	2,413,728
Electrical equipment - 1.0%
Nidec Corp.	46,700	3,494,925
SolarCity Corp. (I)(L)	28,765	1,540,366
		5,035,291
		7,449,019
Information technology - 75.8%
Communications equipment - 3.4%
Cisco Systems, Inc.	160,970	4,420,236
JDS Uniphase Corp. (I)	113,100	1,309,698
Palo Alto Networks, Inc. (I)	64,980	11,352,006
		17,081,940
Electronic equipment, instruments and components - 4.6%
CDW Corp.	103,300	3,541,124
Control4 Corp. (I)(L)	32,300	287,147
Corning, Inc.	50,205	990,545
Fitbit, Inc., Class A (I)(L)	7,590	290,166
Flextronics International, Ltd. (I)	231,900	2,622,789
IPG Photonics Corp. (I)	12,700	1,081,723
Keyence Corp.	1,700	916,260
Murata Manufacturing Company, Ltd.	14,700	2,565,375
National Instruments Corp.	37,100	1,092,966
RealD, Inc. (I)	190,600	2,350,098
TE Connectivity, Ltd.	45,000	2,893,500
Trimble Navigation, Ltd. (I)	178,600	4,189,956
Yaskawa Electric Corp.	34,600	442,550
		23,264,199
Internet software and services - 19.9%
58.com, Inc., ADR (I)(L)	52,700	3,375,962
Akamai Technologies, Inc. (I)	14,090	983,764
Alibaba Group Holding, Ltd., ADR (I)	113,920	9,372,198
Angie’s List, Inc. (I)(L)	165,016	1,016,499
Baidu, Inc., ADR (I)	61,050	12,153,834
Coupons.com, Inc. (I)(L)	38,522	415,652
Criteo SA, ADR (I)	128,055	6,104,382
Dealertrack Technologies, Inc. (I)	104,400	6,555,276
Dropbox, Inc. (I)(R)	7,441	132,375
eBay, Inc. (I)	73,015	4,398,424
Facebook, Inc., Class A (I)	134,460	11,531,962
GoDaddy, Inc., Class A (I)(L)	33,200	935,908
Google, Inc., Class A (I)	15,130	8,170,805
Google, Inc., Class C (I)	13,983	7,278,291
GrubHub, Inc. (I)	13,902	473,641
LinkedIn Corp., Class A (I)	39,900	8,244,537
MercadoLibre, Inc. (L)	12,100	1,714,570
NAVER Corp.	798	452,974
NetEase, Inc., ADR	26,955	3,904,836
OPOWER, Inc. (I)(L)	3,000	34,530
SouFun Holdings, Ltd., ADR (L)	272,825	2,294,458
Tencent Holdings, Ltd.	342,500	6,848,806
VeriSign, Inc. (I)(L)	38,600	2,382,392
Yandex NV, Class A (I)	108,300	1,648,326
Youku Tudou, Inc., Class A (I)	10	14
		100,424,416

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services - 5.0%
Accenture PLC, Class A	16,300	$1,577,514
Alliance Data Systems Corp. (I)	1,710	499,217
Amadeus IT Holding SA, A Shares	40,900	1,632,736
Cognizant Technology
Solutions Corp., Class A (I)	103,150	6,301,434
Computer Sciences Corp.	3,870	254,027
Fidelity National Information Services, Inc.	10,255	633,759
Fiserv, Inc. (I)	21,700	1,797,411
MasterCard, Inc., Class A	47,255	4,417,397
Visa, Inc., Class A	121,235	8,140,930
		25,254,425
Semiconductors and semiconductor equipment - 10.6%
Altera Corp.	71,000	3,635,200
Analog Devices, Inc.	44,640	2,865,218
Applied Materials, Inc.	53,200	1,022,504
ARM Holdings PLC, ADR	33,600	1,655,472
ASML Holding NV	9,100	947,583
Atmel Corp.	229,700	2,263,694
Avago Technologies, Ltd.	37,110	4,933,032
Broadcom Corp., Class A	59,920	3,085,281
Canadian Solar, Inc. (I)	31,515	901,329
Infineon Technologies AG	143,555	1,781,459
Lam Research Corp.	45,690	3,716,882
Marvell Technology Group, Ltd.	38,110	502,480
Micron Technology, Inc. (I)	158,080	2,978,227
Qorvo, Inc. (I)	8,816	707,660
Semtech Corp. (I)	30,400	603,440
SK Hynix, Inc.	187,649	7,112,181
Skyworks Solutions, Inc.	117,440	12,225,504
STR Holdings, Inc.	65,100	77,469
SunEdison, Inc. (I)	35,135	1,050,888
SunPower Corp. (I)(L)	48,235	1,370,356
Taiwan Semiconductor
Manufacturing Company, Ltd.	44,000	200,139
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	1,050	23,846
		53,659,844
Software - 20.7%
Adobe Systems, Inc. (I)	52,400	4,244,924
Aspen Technology, Inc. (I)	8,135	370,549
Atlassian, Inc. (I)(R)	2,771	63,400
Atlassian, Inc., Class A (I)(R)	1,909	43,678
Atlassian, Inc., Class A Ordinary (I)(R)	9,968	228,068
Atlassian, Inc., Series 1 (I)(R)	4,864	111,288
Atlassian, Inc., Series 2 (I)(R)	13,022	297,943
Atlassian, Inc., Series A (I)(R)	9,630	220,334
Autodesk, Inc. (I)	18,277	915,221
Dassault Systemes SA	11,970	868,952
Electronic Arts, Inc. (I)	20,340	1,352,610
FireEye, Inc. (I)(L)	113,545	5,553,486
Fleetmatics Group PLC (I)(L)	27,700	1,297,191
Fortinet, Inc. (I)	80,960	3,346,077
Imperva, Inc. (I)	48,700	3,296,990
Interactive Intelligence Group, Inc. (I)	35,700	1,587,579
Intuit, Inc.	52,060	5,246,086
Microsoft Corp.	592,700	26,167,705
Nintendo Company, Ltd.	9,500	1,584,862
Oracle Corp.	118,480	4,774,744
Proofpoint, Inc. (I)	51,515	3,279,960
Qlik Technologies, Inc. (I)	39,600	1,384,416
Qualys, Inc. (I)(L)	11,750	474,113
Red Hat, Inc. (I)	109,100	8,283,963

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (I)	131,145	$9,131,626
SAP SE, ADR (L)	15,385	1,080,489
ServiceNow, Inc. (I)	126,240	9,380,894
Splunk, Inc. (I)	53,445	3,720,841
Tableau Software, Inc., Class A (I)	44,220	5,098,566
The Sage Group PLC	122,585	986,751
		104,393,306
Technology hardware, storage and peripherals - 11.6%
Apple, Inc.	161,255	20,225,408
Canon, Inc.	30,300	982,883
Dell, Inc. (I)	458,900	6,948,568
FUJIFILM Holdings Corp.	16,500	588,852
NEC Corp.	17,000	51,445
NetApp, Inc.	35,380	1,116,593
Quanta Computer, Inc.	638,000	1,508,667
SanDisk Corp.	156,200	9,093,964
Seagate Technology PLC	133,300	6,331,750
Stratasys, Ltd. (I)(L)	144,200	5,036,906
Western Digital Corp.	86,350	6,771,567
		58,656,603
		382,734,733
Telecommunication services - 3.1%
Wireless telecommunication services - 3.1%
SoftBank Corp.	182,500	10,749,794
T-Mobile US, Inc. (I)	129,100	5,005,207
		15,755,001
		15,755,001
TOTAL COMMON STOCKS (Cost $451,110,103)		$496,606,809

PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	168	23,897
Flipkart Limited, Series C (I)(R)	295	41,961
Flipkart Limited, Series E (I)(R)	549	78,090
Flipkart Limited, Series G (I)(R)	3,152	448,340
		592,288
		592,288
Information technology - 0.5%
Internet software and services - 0.4%
Dropbox, Inc., Series A (I)(R)	9,241	164,398
Dropbox, Inc., Series A1 (I)(R)	89,006	1,583,417
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	21,227	696,882
		2,444,697
TOTAL PREFERRED SECURITIES (Cost $1,690,966)		$3,036,985

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	2,232,082	22,332,430
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,332,318)		$22,332,430

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.3%
T.Rowe Price Prime Reserve
Fund, 0.0722% (Y)	5,276,978	5,276,978

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,024,364	$1,024,364
		6,301,342
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $1,109,000 on 07/01/2015,
collateralized by $1,155,000 U.S. Treasury
Notes, 1.750% due 04/30/2022 (valued at
$1,134,788, including interest)	1,109,000	1,109,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,410,342)		$7,410,342
Total Investments (Science & Technology Trust)
(Cost $482,543,729) - 104.8%		$529,386,566
Other assets and liabilities, net - (4.8%)		(24,173,911)
TOTAL NET ASSETS - 100.0%		$505,212,655

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.5%
Consumer discretionary - 15.8%
Auto components - 0.5%
Gentherm, Inc. (I)	41,663	$2,287,715
Hotels, restaurants and leisure - 5.8%
Buffalo Wild Wings, Inc. (I)	14,568	2,282,660
ClubCorp Holdings, Inc.	137,486	3,283,160
Diamond Resorts International, Inc. (I)	320,691	10,117,801
Jack in the Box, Inc.	56,071	4,943,219
Panera Bread Company, Class A (I)	19,659	3,435,803
Texas Roadhouse, Inc.	131,621	4,926,574
		28,989,217
Household durables - 1.2%
GoPro, Inc., Class A (I)	111,080	5,856,138
Internet and catalog retail - 0.7%
HSN, Inc.	51,074	3,584,884
Media - 1.8%
IMAX Corp. (I)	225,119	9,065,542
Multiline retail - 0.5%
Tuesday Morning Corp. (I)	219,350	2,470,978
Specialty retail - 1.6%
CST Brands, Inc.	104,654	4,087,785
Rent-A-Center, Inc.	133,460	3,783,591
		7,871,376
Textiles, apparel and luxury goods - 3.7%
Crocs, Inc. (I)	185,495	2,728,631
Kate Spade & Company (I)	90,206	1,943,037
Samsonite International SA	1,026,300	3,543,377
Skechers U.S.A., Inc., Class A (I)	40,440	4,439,908
Steven Madden, Ltd. (I)	134,984	5,774,616
		18,429,569
		78,555,419

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 1.4%
Food products - 1.4%
Freshpet, Inc. (I)(L)	139,400	$2,592,840
Nomad Foods, Ltd. (I)	59,762	1,301,915
SunOpta, Inc. (I)	293,495	3,149,201
		7,043,956
		7,043,956
Energy - 1.8%
Oil, gas and consumable fuels - 1.8%
Diamondback Energy, Inc. (I)	47,959	3,615,149
RSP Permian, Inc. (I)	183,280	5,152,001
		8,767,150
Financials - 9.2%
Banks - 2.2%
Associated Banc-Corp.	262,232	5,315,443
PrivateBancorp, Inc.	118,973	4,737,505
United Community Banks, Inc.	40,934	854,293
		10,907,241
Capital markets - 2.1%
Financial Engines, Inc. (L)	54,490	2,314,735
HFF, Inc., Class A	117,009	4,882,786
WisdomTree Investments, Inc. (L)	137,260	3,014,916
		10,212,437
Diversified financial services - 0.8%
MarketAxess Holdings, Inc.	42,917	3,981,410
Insurance - 0.8%
Assured Guaranty, Ltd.	109,821	2,634,606
First American Financial Corp.	42,700	1,588,867
		4,223,473
Real estate investment trusts - 1.5%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	143,987	2,886,939
Pebblebrook Hotel Trust	109,943	4,714,356
		7,601,295
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	240,830	5,922,010
Thrifts and mortgage finance - 0.6%
EverBank Financial Corp.	150,750	2,962,238
		45,810,104
Health care - 23.0%
Biotechnology - 9.1%
Achillion Pharmaceuticals, Inc. (I)	154,896	1,372,379
Agios Pharmaceuticals, Inc. (I)(L)	30,390	3,377,545
Alnylam Pharmaceuticals, Inc. (I)	19,373	2,322,242
Anacor Pharmaceuticals, Inc. (I)	79,367	6,145,387
BioCryst Pharmaceuticals, Inc. (I)(L)	202,370	3,021,384
Cepheid, Inc. (I)	46,224	2,826,598
Ironwood Pharmaceuticals, Inc. (I)	158,095	1,906,626
Novavax, Inc. (I)	318,895	3,552,490
Otonomy, Inc. (I)	77,607	1,784,185
Portola Pharmaceuticals, Inc. (I)	138,309	6,299,975
PTC Therapeutics, Inc. (I)	68,317	3,288,097
Regulus Therapeutics, Inc. (I)(L)	109,314	1,198,081
TESARO, Inc. (I)	85,715	5,039,185
Ultragenyx Pharmaceutical, Inc. (I)	31,671	3,242,794
		45,376,968

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 6.6%
Cardiovascular Systems, Inc. (I)	62,414	$1,650,850
DexCom, Inc. (I)	124,521	9,959,190
Endologix, Inc. (I)	214,604	3,292,025
HeartWare International, Inc. (I)	78,261	5,688,792
Insulet Corp. (I)	230,648	7,146,628
LDR Holding Corp. (I)	122,071	5,279,571
		33,017,056
Health care providers and services - 3.6%
Acadia Healthcare Company, Inc. (I)	101,960	7,986,527
Adeptus Health, Inc., Class A (I)	28,951	2,750,055
Envision Healthcare Holdings, Inc. (I)	138,949	5,485,707
LifePoint Health, Inc. (I)	17,400	1,512,930
Teladoc, Inc. (I)	3,400	64,600
		17,799,819
Health care technology - 1.6%
Veeva Systems, Inc., Class A (I)(L)	272,733	7,644,706
Pharmaceuticals - 2.1%
Aerie Pharmaceuticals, Inc. (I)(L)	83,647	1,476,370
Intersect ENT, Inc. (I)	93,363	2,672,983
Relypsa, Inc. (I)	81,030	2,681,283
Tetraphase Pharmaceuticals, Inc. (I)	79,297	3,761,850
		10,592,486
		114,431,035
Industrials - 14.5%
Aerospace and defense - 1.4%
Astronics Corp. (I)	32,012	2,269,331
DigitalGlobe, Inc. (I)	138,782	3,856,752
Teledyne Technologies, Inc. (I)	9,896	1,044,127
		7,170,210
Air freight and logistics - 0.5%
XPO Logistics, Inc. (I)(L)	58,278	2,633,000
Building products - 2.7%
Advanced Drainage Systems, Inc.	172,251	5,052,122
Masonite International Corp. (I)	121,709	8,533,018
		13,585,140
Construction and engineering - 0.8%
AECOM (I)	116,289	3,846,840
Electrical equipment - 2.2%
Acuity Brands, Inc.	32,045	5,767,459
Generac Holdings, Inc. (L)	134,875	5,361,281
		11,128,740
Machinery - 1.4%
Altra Industrial Motion Corp.	126,390	3,435,280
Watts Water Technologies, Inc., Class A	63,550	3,295,068
		6,730,348
Professional services - 1.5%
The Advisory Board Company (I)	5,100	278,817
TriNet Group, Inc. (I)	162,432	4,117,651
WageWorks, Inc. (I)	70,405	2,847,882
		7,244,350
Road and rail - 2.6%
Landstar System, Inc.	108,093	7,228,179
Swift Transportation Company (I)	245,541	5,566,414
		12,794,593
Trading companies and distributors - 1.4%
Applied Industrial Technologies, Inc.	40,205	1,594,128

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
HD Supply Holdings, Inc. (I)	156,520	$5,506,374
		7,100,502
		72,233,723
Information technology - 24.9%
Communications equipment - 1.6%
Arista Networks, Inc. (I)(L)	67,035	5,479,441
Ciena Corp. (I)	106,359	2,518,581
		7,998,022
Electronic equipment, instruments and components - 1.2%
Cognex Corp.	125,056	6,015,194
Internet software and services - 5.9%
Apigee Corp.	82,698	809,423
Apigee Corp. (I)(L)	78,301	777,529
Constant Contact, Inc. (I)	43,034	1,237,658
CoStar Group, Inc. (I)	45,803	9,218,312
Demandware, Inc. (I)	41,609	2,957,568
Envestnet, Inc. (I)	62,742	2,536,659
Marketo, Inc. (I)(L)	104,223	2,924,497
Shutterstock, Inc. (I)(L)	83,069	4,871,166
Zillow Group, Inc., Class A (I)(L)	45,084	3,910,586
		29,243,398
IT services - 5.6%
Heartland Payment Systems, Inc.	60,111	3,249,000
MAXIMUS, Inc.	63,560	4,177,799
Virtusa Corp. (I)	129,305	6,646,277
WEX, Inc. (I)	50,171	5,717,989
WNS Holdings, Ltd., ADR (I)	299,941	8,023,422
		27,814,487
Semiconductors and semiconductor equipment - 4.8%
Ambarella, Inc. (I)(L)	22,755	2,336,711
Entegris, Inc. (I)	127,266	1,854,266
Inphi Corp. (I)	157,725	3,605,594
Mellanox Technologies, Ltd. (I)	123,464	5,999,116
Power Integrations, Inc.	5,731	258,927
SunEdison Semiconductor, Ltd. (I)	118,957	2,054,387
SunEdison, Inc. (I)	146,502	4,381,875
SunPower Corp. (I)(L)	117,396	3,335,220
		23,826,096
Software - 5.2%
ePlus, Inc. (I)	14,258	1,092,876
Fair Isaac Corp.	25,661	2,329,506
Fleetmatics Group PLC (I)(L)	85,853	4,020,496
HubSpot, Inc. (I)(L)	118,766	5,888,418
Telogis, Inc. (I)(R)	473,646	1,150,960
Tyler Technologies, Inc. (I)	48,254	6,243,103
Verint Systems, Inc. (I)	83,803	5,090,613
		25,815,972
Technology hardware, storage and peripherals - 0.6%
Nimble Storage, Inc. (I)(L)	104,751	2,939,313
		123,652,482
Materials - 4.9%
Chemicals - 1.6%
Platform Specialty Products Corp. (I)	244,510	6,254,566
Platform Specialty Products Corp. (I)	41,845	1,070,395
Platform Specialty Products Corp. (I)	32,433	829,636
		8,154,597

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials - 1.7%
Headwaters, Inc. (I)	469,499	$8,554,272
Containers and packaging - 1.0%
Graphic Packaging Holding Company	350,308	4,879,790
Paper and forest products - 0.6%
KapStone Paper and Packaging Corp.	129,400	2,991,728
		24,580,387
TOTAL COMMON STOCKS (Cost $413,309,477)		$475,074,256

PREFERRED SECURITIES - 3.0%
Information technology - 3.0%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	65,609	2,269,415
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	2,936	56,057
DocuSign, Inc., Series B1 (I)(R)	880	16,802
DocuSign, Inc., Series D (I)(R)	2,110	40,286
DocuSign, Inc., Series E (I)(R)	54,573	1,041,968
DocuSign, Inc., Series F (I)(R)	8,212	156,793
		1,311,906
Software - 1.5%
Cloudera, Inc., Series F (I)(R)	79,228	2,601,055
MarkLogic Corp., Series F (I)(R)	153,423	1,781,885
Telogis, Inc. (I)(R)	645,027	1,812,526
Zuora, Inc., Series F (I)(R)	403,708	1,533,808
		7,729,274
Technology hardware, storage and peripherals - 0.7%
Nutanix, Inc. (I)(R)	87,010	1,721,058
Pure Storage, Inc., Series F (I)(R)	88,922	1,789,111
		3,510,169
		14,820,764
TOTAL PREFERRED SECURITIES (Cost $10,615,912)		$14,820,764

SECURITIES LENDING COLLATERAL - 9.6%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	4,772,301	47,747,825
TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,747,843)		$47,747,825

SHORT-TERM INVESTMENTS - 2.1%
Repurchase agreement - 2.1%
Societe Generale SA Tri-Party Repurchase
Agreement dated 06/30/2015 at 0.130% to
be repurchased at $10,700,039 on
07/01/2015, collateralized by $10,194,300
U.S. Treasury Notes, 0.875% - 3.125% due
05/15/2017 to 05/15/2019 (valued at
$10,914,024, including interest)	$10,700,000	$10,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,700,000)		$10,700,000
Total Investments (Small Cap Growth Trust)
(Cost $482,373,232) - 110.2%		$548,342,845
Other assets and liabilities, net - (10.2%)		(50,683,288)
TOTAL NET ASSETS - 100.0%		$497,659,557

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.7%
Consumer discretionary - 13.9%
Auto components - 1.1%
American Axle &
Manufacturing Holdings, Inc. (I)	17,598	$367,974
Cooper Tire & Rubber Company	13,434	454,472
Cooper-Standard Holding, Inc. (I)	3,132	192,524
Dana Holding Corp.	37,911	780,208
Dorman Products, Inc. (I)(L)	6,331	301,735
Drew Industries, Inc.	5,624	326,304
Federal-Mogul Holdings Corp. (I)	7,755	88,019
Fox Factory Holding Corp. (I)	4,402	70,784
Gentherm, Inc. (I)	8,528	468,272
Metaldyne Performance Group, Inc.	2,793	50,693
Modine Manufacturing Company (I)	11,907	127,762
Motorcar Parts of America, Inc. (I)	4,496	135,285
Remy International, Inc. (I)	6,977	154,261
Standard Motor Products, Inc.	4,725	165,942
Stoneridge, Inc. (I)	7,171	83,972
Strattec Security Corp.	967	66,433
Superior Industries International, Inc.	5,894	107,919
Tenneco, Inc. (I)	14,229	817,314
Tower International, Inc. (I)	5,175	134,809
		4,894,682
Automobiles - 0.0%
Winnebago Industries, Inc. (L)	6,445	152,038
Distributors - 0.2%
Core-Mark Holding Company, Inc.	5,519	327,001
Pool Corp.	10,269	720,678
Weyco Group, Inc.	1,884	56,181
		1,103,860
Diversified consumer services - 1.1%
2U, Inc. (I)	5,778	185,994
American Public Education, Inc. (I)	4,274	109,927
Apollo Education Group, Inc. (I)	22,375	288,190
Ascent Capital Group, Inc., Class A (I)	3,442	147,111
Bright Horizons Family Solutions, Inc. (I)	8,759	506,270
Capella Education Company	2,945	158,058
Career Education Corp. (I)	18,472	60,958
Carriage Services, Inc.	4,045	96,595
Chegg, Inc. (I)(L)	18,500	145,040
DeVry Education Group, Inc.	15,001	449,730
Education Management Corp. (I)	5,432	326
Grand Canyon Education, Inc. (I)	11,118	471,403
Houghton Mifflin Harcourt Company (I)	32,199	811,415
K12, Inc. (I)	8,283	104,780
LifeLock, Inc. (I)	22,147	363,211
Regis Corp. (I)	9,790	154,290
Sotheby’s	14,534	657,518
Steiner Leisure, Ltd. (I)	3,176	170,805
Strayer Education, Inc. (I)	2,707	116,672
		4,998,293
Hotels, restaurants and leisure - 3.2%
Belmond, Ltd., Class A (I)	22,625	282,586
Biglari Holdings, Inc. (I)	378	156,398
BJ’s Restaurants, Inc. (I)	5,031	243,752
Bloomin’ Brands, Inc.	29,015	619,470
Bob Evans Farms, Inc.	5,614	286,595
Bojangles’, Inc. (I)	1,983	47,314
Boyd Gaming Corp. (I)	18,731	280,028
Bravo Brio Restaurant Group, Inc. (I)	4,227	57,276
Buffalo Wild Wings, Inc. (I)	4,427	693,667
Caesars Acquisition Company, Class A (I)	11,487	79,031

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Caesars Entertainment Corp. (I)(L)	13,902	$85,080
Carrols Restaurant Group, Inc. (I)	9,544	99,258
Churchill Downs, Inc.	3,140	392,657
Chuy’s Holdings, Inc. (I)	4,120	110,375
ClubCorp Holdings, Inc.	10,525	251,337
Cracker Barrel Old Country Store, Inc. (L)	4,442	662,569
Dave & Buster’s Entertainment, Inc. (I)	5,357	193,334
Del Frisco’s Restaurant Group, Inc. (I)	5,953	110,904
Denny’s Corp. (I)	20,242	235,010
Diamond Resorts International, Inc. (I)	9,748	307,549
DineEquity, Inc.	3,908	387,244
El Dorado Resorts, Inc. (I)	7,792	60,933
El Pollo Loco Holdings, Inc. (I)(L)	3,251	67,328
Fiesta Restaurant Group, Inc. (I)	6,383	319,150
International Speedway Corp., Class A	6,687	245,212
Interval Leisure Group, Inc.	9,455	216,047
Intrawest Resorts Holdings, Inc. (I)	4,789	55,648
Isle of Capri Casinos, Inc. (I)	5,590	101,459
Jack in the Box, Inc.	8,690	766,110
Jamba, Inc. (I)(L)	3,758	58,211
Krispy Kreme Doughnuts, Inc. (I)	15,435	297,278
La Quinta Holdings, Inc. (I)	21,612	493,834
Marriott Vacations Worldwide Corp.	5,952	546,096
Monarch Casino & Resort, Inc. (I)	3,104	63,818
Morgans Hotel Group Company (I)	8,551	57,634
Noodles & Company (I)(L)	3,250	47,450
Papa John’s International, Inc.	6,797	513,921
Papa Murphy’s Holdings, Inc. (I)	2,477	51,323
Penn National Gaming, Inc. (I)	18,932	347,402
Pinnacle Entertainment, Inc. (I)	14,174	528,407
Popeyes Louisiana Kitchen, Inc. (I)	5,395	323,646
Potbelly Corp. (I)(L)	5,467	66,971
Red Robin Gourmet Burgers, Inc. (I)	3,321	285,008
Ruby Tuesday, Inc. (I)	15,363	96,326
Ruth’s Hospitality Group, Inc.	8,744	140,953
Scientific Games Corp., Class A (I)(L)	12,175	189,200
SeaWorld Entertainment, Inc.	15,505	285,912
Shake Shack, Inc., Class A (I)	1,380	83,173
Sonic Corp.	12,319	354,787
Speedway Motorsports, Inc.	3,276	74,201
Texas Roadhouse, Inc.	16,365	612,542
The Cheesecake Factory, Inc.	11,299	616,191
The Habit Restaurants, Inc., Class A (I)(L)	2,925	91,523
The Marcus Corp.	4,734	90,798
Vail Resorts, Inc.	8,528	931,258
Zoe’s Kitchen, Inc. (I)	4,648	190,289
		14,851,473
Household durables - 1.3%
Bassett Furniture Industries, Inc.	2,832	80,457
Beazer Homes USA, Inc. (I)	6,776	135,181
Cavco Industries, Inc. (I)	2,150	162,196
Century Communities, Inc. (I)	3,907	78,648
CSS Industries, Inc.	2,442	73,871
Ethan Allen Interiors, Inc.	6,185	162,913
Flexsteel Industries, Inc.	1,618	69,720
Helen of Troy, Ltd. (I)	6,675	650,746
Hooker Furniture Corp.	2,970	74,577
Hovnanian Enterprises, Inc., Class A (I)(L)	30,063	79,968
Installed Building Products, Inc. (I)	4,812	117,798
iRobot Corp. (I)(L)	7,082	225,774
KB Home	19,119	317,375
La-Z-Boy, Inc.	12,113	319,056
LGI Homes, Inc. (I)	3,579	70,793

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Libbey, Inc.	5,320	$219,876
M/I Homes, Inc. (I)	5,829	143,801
MDC Holdings, Inc.	9,001	269,760
Meritage Homes Corp. (I)	9,250	435,583
NACCO Industries, Inc., Class A	1,216	73,884
Standard Pacific Corp. (I)	34,081	303,662
Taylor Morrison Home Corp., Class A (I)	7,673	156,222
The Ryland Group, Inc.	10,946	507,566
TRI Pointe Homes, Inc. (I)	37,937	580,436
Universal Electronics, Inc. (I)	3,834	191,087
WCI Communities, Inc. (I)	3,759	91,682
William Lyon Homes, Class A (I)	4,609	118,313
ZAGG, Inc. (I)	7,800	61,776
		5,772,721
Internet and catalog retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	6,293	65,825
Blue Nile, Inc. (I)	3,038	92,325
Etsy, Inc. (I)	4,812	67,609
FTD Companies, Inc. (I)	4,254	119,920
HSN, Inc.	7,591	532,812
Lands’ End, Inc. (I)(L)	3,918	97,284
Liberty TripAdvisor Holdings, Inc., Class A (I)	17,633	568,135
Nutrisystem, Inc.	6,937	172,593
Orbitz Worldwide, Inc. (I)(L)	26,014	297,080
Overstock.com, Inc. (I)	3,115	70,212
PetMed Express, Inc. (L)	5,316	91,807
Shutterfly, Inc. (I)	8,831	422,210
Travelport Worldwide, Ltd. (L)	24,611	339,140
Wayfair, Inc., Class A (I)(L)	4,757	179,053
zulily, Inc., Class A (I)	15,646	204,024
		3,320,029
Leisure products - 0.3%
Arctic Cat, Inc.	3,369	111,884
Black Diamond, Inc. (I)	6,175	57,057
Callaway Golf Company	19,179	171,460
Escalade, Inc.	3,072	56,494
Malibu Boats, Inc., Class A (I)	4,525	90,907
Nautilus, Inc. (I)	7,822	168,251
Performance Sports Group, Ltd. (I)	11,034	198,612
Smith & Wesson Holding Corp. (I)	12,806	212,452
Sturm Ruger & Company, Inc.	4,481	257,433
		1,324,550
Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	4,959	152,142
Carmike Cinemas, Inc. (I)	5,901	156,613
Cumulus Media, Inc., Class A (I)	36,308	73,705
Daily Journal Corp. (I)	303	59,543
Dex Media, Inc. (I)	3,692	2,695
DreamWorks Animation
SKG, Inc., Class A (I)	17,841	470,646
Entercom Communications Corp., Class A (I)	6,989	79,814
Entravision Communications Corp., Class A	16,525	136,001
Eros International PLC (I)	6,861	172,348
Global Eagle Entertainment, Inc. (I)(L)	11,113	144,691
Gray Television, Inc. (I)	15,318	240,186
Harte-Hanks, Inc.	12,593	75,054
IMAX Corp. (I)	14,073	566,720
Journal Media Group, Inc.	6,800	56,372
Loral Space & Communications, Inc. (I)	3,150	198,828
Martha Stewart Living
Omnimedia, Inc., Class A (I)	8,229	51,349

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
MDC Partners, Inc., Class A	10,399	$204,860
Media General, Inc. (I)	22,883	378,027
Meredith Corp.	8,611	449,064
National CineMedia, Inc.	14,551	232,234
New Media Investment Group, Inc.	10,750	192,748
Nexstar Broadcasting Group, Inc., Class A	7,533	421,848
Reading International, Inc., Class A (I)	4,699	65,081
Rentrak Corp. (I)(L)	3,026	211,215
Scholastic Corp.	6,315	278,681
SFX Entertainment, Inc. (I)(L)	12,005	53,902
Sinclair Broadcast Group, Inc., Class A	15,817	441,452
The EW Scripps Company, Class A	14,111	322,436
The New York Times Company, Class A	32,330	441,305
Time, Inc.	25,084	577,183
Tribune Publishing Company	6,663	103,543
World Wrestling
Entertainment, Inc., Class A (L)	7,304	120,516
		7,130,802
Multiline retail - 0.4%
Big Lots, Inc.	12,592	566,514
Burlington Stores, Inc. (I)	17,717	907,110
Fred’s, Inc., Class A	8,942	172,491
Tuesday Morning Corp. (I)	10,682	120,333
		1,766,448
Specialty retail - 3.1%
Abercrombie & Fitch Company, Class A	16,558	356,163
America’s Car-Mart, Inc. (I)	2,149	105,989
American Eagle Outfitters, Inc. (L)	45,760	787,987
ANN, Inc. (I)	10,854	524,140
Asbury Automotive Group, Inc. (I)	6,317	572,447
Ascena Retail Group, Inc. (I)	33,142	551,980
Barnes & Noble, Inc. (I)	11,957	310,404
Big 5 Sporting Goods Corp.	5,028	71,448
Boot Barn Holdings, Inc. (I)	2,925	93,600
Build-A-Bear Workshop, Inc. (I)	3,616	57,820
Caleres, Inc.	10,233	325,205
Chico’s FAS, Inc.	33,534	557,670
Citi Trends, Inc. (I)	4,075	98,615
Conn’s, Inc. (I)(L)	6,489	257,613
Destination XL Group, Inc. (I)	11,469	57,460
Express, Inc. (I)	19,910	360,570
Five Below, Inc. (I)(L)	12,862	508,435
Francesca’s Holdings Corp. (I)	10,179	137,111
Genesco, Inc. (I)	5,654	373,334
Group 1 Automotive, Inc.	5,437	493,843
Guess?, Inc.	14,474	277,467
Haverty Furniture Companies, Inc.	5,068	109,570
Hibbett Sports, Inc. (I)	5,867	273,285
Kirkland’s, Inc.	4,323	120,482
Lithia Motors, Inc., Class A	5,349	605,293
Lumber Liquidators Holdings, Inc. (I)(L)	6,515	134,926
MarineMax, Inc. (I)	6,224	146,326
Mattress Firm Holding Corp. (I)(L)	4,843	295,181
Monro Muffler Brake, Inc.	7,552	469,432
Outerwall, Inc. (L)	4,324	329,100
Party City Holdco, Inc. (I)	5,950	120,607
Pier 1 Imports, Inc. (L)	21,272	268,665
Rent-A-Center, Inc.	12,494	354,205
Restoration Hardware Holdings, Inc. (I)	7,829	764,345
Select Comfort Corp. (I)	12,432	373,830
Shoe Carnival, Inc.	3,820	110,245
Sonic Automotive, Inc., Class A	7,525	179,321

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sportsman’s Warehouse Holdings, Inc. (I)	4,634	$52,689
Stage Stores, Inc.	7,684	134,701
Stein Mart, Inc.	7,769	81,341
The Buckle, Inc. (L)	6,652	304,462
The Cato Corp., Class A	6,324	245,118
The Children’s Place Retail Stores, Inc.	4,851	317,304
The Container Store Group, Inc. (I)(L)	3,937	66,417
The Finish Line, Inc., Class A	10,931	304,100
The Men’s Wearhouse, Inc.	11,333	726,105
The Pep Boys - Manny, Moe & Jack (I)	12,825	157,363
Tile Shop Holdings, Inc. (I)	6,789	96,336
Vitamin Shoppe, Inc. (I)	6,970	259,772
West Marine, Inc. (I)	4,939	47,612
Winmark Corp.	633	62,351
Zumiez, Inc. (I)	5,428	144,548
		14,534,333
Textiles, apparel and luxury goods - 1.0%
Cherokee, Inc.	2,348	66,167
Columbia Sportswear Company	6,702	405,203
Crocs, Inc. (I)	18,328	269,605
Culp, Inc.	2,657	82,367
Deckers Outdoor Corp. (I)	8,071	580,870
G-III Apparel Group, Ltd. (I)	9,392	660,727
Iconix Brand Group, Inc. (I)	11,217	280,088
Movado Group, Inc.	4,025	109,319
Oxford Industries, Inc.	3,452	301,877
Perry Ellis International, Inc. (I)	3,048	72,451
Sequential Brands Group, Inc. (I)(L)	6,301	96,342
Steven Madden, Ltd. (I)	13,224	565,723
Tumi Holdings, Inc. (I)	13,251	271,911
Unifi, Inc. (I)	3,504	117,384
Vera Bradley, Inc. (I)	5,434	61,241
Vince Holding Corp. (I)	3,980	47,680
Wolverine World Wide, Inc.	24,070	685,514
		4,674,469
		64,523,698
Consumer staples - 3.0%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,108	167,386
National Beverage Corp. (I)	2,887	64,929
The Boston Beer Company, Inc., Class A (I)	2,178	505,274
		737,589
Food and staples retailing - 0.9%
Casey’s General Stores, Inc.	9,112	872,383
Diplomat Pharmacy, Inc. (I)	8,588	384,313
Ingles Markets, Inc., Class A	3,291	157,211
Natural Grocers by Vitamin Cottage, Inc. (I)	2,201	54,189
PriceSmart, Inc.	4,585	418,335
Smart & Final Stores, Inc. (I)	5,896	105,362
SpartanNash Company	8,917	290,159
SUPERVALU, Inc. (I)	61,617	498,482
The Andersons, Inc.	6,776	264,264
The Chefs’ Warehouse, Inc. (I)	4,615	98,023
The Fresh Market, Inc. (I)(L)	10,132	325,642
United Natural Foods, Inc. (I)	11,725	746,648
Village Super Market, Inc., Class A	2,014	63,824
Weis Markets, Inc.	2,630	110,855
		4,389,690
Food products - 1.4%
Alico, Inc.	1,069	48,490

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
B&G Foods, Inc.	13,584	$387,552
Boulder Brands, Inc. (I)(L)	14,058	97,563
Cal-Maine Foods, Inc. (L)	7,391	385,810
Calavo Growers, Inc.	3,520	182,794
Darling Ingredients, Inc. (I)	38,962	571,183
Dean Foods Company	22,189	358,796
Diamond Foods, Inc. (I)	6,182	193,991
Farmer Brothers Company (I)	2,150	50,525
Fresh Del Monte Produce, Inc.	7,615	294,396
Freshpet, Inc. (I)(L)	5,214	96,980
Inventure Foods, Inc. (I)	5,403	54,840
J&J Snack Foods Corp.	3,498	387,124
John B. Sanfilippo & Son, Inc.	2,073	107,589
Lancaster Colony Corp.	4,280	388,838
Landec Corp. (I)	7,018	101,270
Limoneira Company (L)	3,257	72,403
Omega Protein Corp. (I)	5,670	77,963
Post Holdings, Inc. (I)	12,919	696,722
Sanderson Farms, Inc. (L)	5,181	389,404
Seaboard Corp.	61	219,539
Seneca Foods Corp., Class A (I)	2,281	63,343
Snyder’s-Lance, Inc.	11,617	374,881
Tootsie Roll Industries, Inc. (L)	4,415	142,649
TreeHouse Foods, Inc. (I)	10,027	812,488
		6,557,133
Household products - 0.1%
Central Garden & Pet Company, Class A (I)	10,815	123,399
HRG Group, Inc. (I)	18,832	244,816
Orchids Paper Products Company	2,430	58,490
WD-40 Company	3,501	305,147
		731,852
Personal products - 0.2%
Elizabeth Arden, Inc. (I)(L)	6,765	96,469
Inter Parfums, Inc.	4,204	142,642
Medifast, Inc. (I)	2,672	86,359
Natural Health Trends Corp.	1,952	80,930
Nutraceutical International Corp. (I)	2,157	53,364
Revlon, Inc., Class A (I)	2,842	104,330
USANA Health Sciences, Inc. (I)	1,349	184,354
		748,448
Tobacco - 0.2%
Universal Corp.	5,294	303,452
Vector Group, Ltd. (L)	19,023	446,280
		749,732
		13,914,444
Energy - 3.7%
Energy equipment and services - 1.3%
Atwood Oceanics, Inc.	15,128	399,984
Basic Energy Services, Inc. (I)	10,795	81,502
Bristow Group, Inc.	8,085	430,931
C&J Energy Services, Ltd. (I)	13,407	176,972
CARBO Ceramics, Inc. (L)	4,720	196,494
Era Group, Inc. (I)	5,271	107,950
Exterran Holdings, Inc.	16,322	532,913
FMSA Holdings, Inc. (I)(L)	15,428	126,355
Forum Energy Technologies, Inc. (I)	14,096	285,867
Geospace Technologies Corp. (I)	3,313	76,365
Gulfmark Offshore, Inc., Class A (L)	6,356	73,730
Helix Energy Solutions Group, Inc. (I)	24,918	314,714
Hornbeck Offshore Services, Inc. (I)(L)	7,750	159,108

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Key Energy Services, Inc. (I)	35,716	$64,289
Matrix Service Company (I)	6,559	119,899
McDermott International, Inc. (I)(L)	56,343	300,872
Natural Gas Services Group, Inc. (I)	3,376	77,040
Newpark Resources, Inc. (I)	20,103	163,437
Oil States International, Inc. (I)	12,119	451,190
Parker Drilling Company (I)	30,430	101,028
PHI, Inc. (I)	3,286	98,646
Pioneer Energy Services Corp. (I)	16,014	101,529
RigNet, Inc. (I)	2,967	90,701
SEACOR Holdings, Inc. (I)	4,207	298,445
Seventy Seven Energy, Inc. (I)	14,184	60,849
Tesco Corp.	9,783	106,635
TETRA Technologies, Inc. (I)	19,746	125,979
Tidewater, Inc.	11,160	253,667
U.S. Silica Holdings, Inc. (L)	12,721	373,489
Unit Corp. (I)	12,018	325,928
		6,076,508
Oil, gas and consumable fuels - 2.4%
Abraxas Petroleum Corp. (I)	24,355	71,847
Alon USA Energy, Inc.	7,366	139,217
Approach Resources, Inc. (I)(L)	9,342	63,993
Ardmore Shipping Corp.	4,712	57,062
Bill Barrett Corp. (I)(L)	12,268	105,382
Bonanza Creek Energy, Inc. (I)	11,967	218,398
Callon Petroleum Company (I)	16,164	134,484
Carrizo Oil & Gas, Inc. (I)	12,148	598,168
Clayton Williams Energy, Inc. (I)	1,475	96,981
Clean Energy Fuels Corp. (I)(L)	17,427	97,940
Cloud Peak Energy, Inc. (I)	15,296	71,279
Contango Oil & Gas Company (I)	4,758	58,381
Delek US Holdings, Inc.	13,504	497,217
DHT Holdings, Inc.	22,025	171,134
Dorian LPG, Ltd. (I)	6,174	102,982
Eclipse Resources Corp. (I)(L)	12,282	64,603
Energy XXI, Ltd. (L)	25,130	66,092
EXCO Resources, Inc. (L)	42,574	50,237
Frontline, Ltd. (I)(L)	28,068	68,486
GasLog, Ltd.	9,865	196,807
Gastar Exploration, Inc. (I)	20,982	64,834
Green Plains, Inc.	8,984	247,509
Halcon Resources Corp. (I)(L)	89,149	103,413
Jones Energy, Inc., Class A (I)	7,291	65,984
Magnum Hunter Resources Corp. (I)(L)	53,085	99,269
Matador Resources Company (I)	17,279	431,975
Navios Maritime Acquisition Corp.	20,613	74,001
Nordic American Tankers, Ltd. (L)	20,858	296,809
Northern Oil and Gas, Inc. (I)(L)	15,137	102,477
Oasis Petroleum, Inc. (I)	32,905	521,544
Pacific Ethanol, Inc. (I)(L)	6,443	66,492
Panhandle Oil and Gas, Inc., Class A	4,278	88,512
Par Petroleum Corp. (I)	3,964	74,206
Parsley Energy, Inc., Class A (I)	19,744	343,940
PDC Energy, Inc. (I)	9,458	507,327
Peabody Energy Corp.	66,307	145,212
Penn Virginia Corp. (I)(L)	17,946	78,603
Renewable Energy Group, Inc. (I)	10,767	124,467
REX American Resources Corp. (I)	1,563	99,469
Rex Energy Corp. (I)(L)	12,207	68,237
Ring Energy, Inc. (I)(L)	5,561	62,228
Rosetta Resources, Inc. (I)	17,991	416,312
RSP Permian, Inc. (I)	12,963	364,390
Sanchez Energy Corp. (I)(L)	12,984	127,243

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SandRidge Energy, Inc. (I)	105,993	$92,956
Scorpio Tankers, Inc.	41,829	422,055
SemGroup Corp., Class A	10,287	817,611
Ship Finance International, Ltd. (L)	13,381	218,378
Solazyme, Inc. (I)(L)	20,541	64,499
Stone Energy Corp. (I)	13,866	174,573
Synergy Resources Corp. (I)	24,674	282,024
Teekay Tankers, Ltd., Class A	20,617	136,279
Triangle Petroleum Corp. (I)(L)	12,120	60,842
Ultra Petroleum Corp. (I)	36,034	451,146
W&T Offshore, Inc. (L)	9,438	51,720
Western Refining, Inc.	16,716	729,152
Westmoreland Coal Company (I)	4,675	97,147
		11,103,525
		17,180,033
Financials - 23.1%
Banks - 8.2%
1st Source Corp.	3,581	122,184
American National Bankshares, Inc.	2,237	53,263
Ameris Bancorp	7,737	195,669
Ames National Corp.	2,072	52,007
Arrow Financial Corp.	2,742	74,116
Banc of California, Inc.	9,202	126,528
BancFirst Corp.	1,566	102,495
Banco Latinoamericano de
Comercio Exterior SA	6,758	217,472
BancorpSouth, Inc.	22,336	575,375
Bank of Marin Bancorp	1,485	75,542
Bank of the Ozarks, Inc.	18,311	837,728
Banner Corp.	4,933	236,439
Bar Harbor Bankshares	2,127	75,360
BB&T Corp.	1	35
BBCN Bancorp, Inc.	18,536	274,147
Berkshire Hills Bancorp, Inc.	6,695	190,674
Blue Hills Bancorp, Inc. (I)	7,707	107,898
BNC Bancorp	6,145	118,783
Boston Private Financial Holdings, Inc.	19,357	259,577
Bridge Bancorp, Inc.	3,796	101,315
Bridge Capital Holdings (I)	2,669	79,536
Bryn Mawr Bank Corp.	4,536	136,806
BSB Bancorp, Inc. (I)	2,821	62,372
Camden National Corp.	2,449	94,776
Capital Bank Financial Corp., Class A (I)	5,345	155,379
Cardinal Financial Corp.	7,929	172,773
Cathay General Bancorp	18,892	613,045
CenterState Banks, Inc.	11,608	156,824
Central Pacific Financial Corp.	5,383	127,846
Chemical Financial Corp.	7,672	253,636
Citizens & Northern Corp.	3,122	64,157
City Holding Company (L)	3,610	177,793
CNB Financial Corp.	3,646	67,086
CoBiz Financial, Inc.	8,980	117,369
Columbia Banking System, Inc.	13,681	445,180
Community Bank Systems, Inc. (L)	9,513	359,306
Community Trust Bancorp, Inc.	3,786	132,018
ConnectOne Bancorp, Inc.	7,406	159,451
CU Bancorp (I)	2,518	55,799
Customers Bancorp, Inc. (I)	6,433	172,983
CVB Financial Corp.	25,116	442,293
Eagle Bancorp, Inc. (I)	6,939	305,038
Enterprise Financial Services Corp.	4,965	113,053
Farmers Capital Bank Corp. (I)	2,296	65,275

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FCB Financial Holdings, Inc., Class A (I)	6,502	$206,764
Fidelity Southern Corp.	4,901	85,473
Financial Institutions, Inc.	4,425	109,917
First BanCorp (I)	27,780	133,900
First Bancorp North Carolina	4,944	82,466
First Bancorp, Inc.	2,408	46,812
First Busey Corp.	18,283	120,119
First Business Financial Services, Inc.	1,390	65,163
First Citizens BancShares, Inc., Class A	1,725	453,744
First Commonwealth Financial Corp.	20,899	200,421
First Community Bancshares, Inc.	4,114	74,957
First Connecticut Bancorp, Inc.	5,194	82,429
First Financial Bancorp	13,913	249,599
First Financial Bankshares, Inc. (L)	15,220	527,221
First Financial Corp.	2,867	102,524
First Interstate BancSystem, Inc., Class A	4,794	132,986
First Merchants Corp.	9,035	223,165
First Midwest Bancorp, Inc.	18,060	342,598
First NBC Bank Holding Company (I)	3,772	135,792
FirstMerit Corp.	38,306	797,914
Flushing Financial Corp.	7,471	156,966
FNB Corp.	39,911	571,526
Fulton Financial Corp.	40,687	531,372
German American Bancorp, Inc.	3,276	96,478
Glacier Bancorp, Inc.	17,787	523,294
Great Southern Bancorp, Inc.	2,753	116,011
Great Western Bancorp, Inc.	9,354	225,525
Guaranty Bancorp	4,423	73,024
Hancock Holding Company	18,092	577,316
Hanmi Financial Corp.	7,705	191,392
Heartland Financial USA, Inc.	4,300	160,046
Heritage Commerce Corp.	7,794	74,900
Heritage Financial Corp.	7,522	134,418
Heritage Oaks Bancorp	5,667	44,599
Hilltop Holdings, Inc. (I)	18,033	434,415
Home BancShares, Inc.	13,445	491,549
HomeTrust Bancshares, Inc. (I)	5,934	99,454
Horizon Bancorp	3,315	82,742
Hudson Valley Holding Corp.	4,040	113,968
IBERIABANK Corp.	8,801	600,492
Independent Bank Corp. (Massachusetts)	6,001	281,387
Independent Bank Corp. (Michigan)	6,675	90,513
Independent Bank Group, Inc.	2,466	105,791
International Bancshares Corp.	12,860	345,548
Investors Bancorp, Inc.	81,174	998,440
Lakeland Bancorp, Inc.	9,511	113,086
Lakeland Financial Corp.	3,989	173,003
LegacyTexas Financial Group, Inc.	11,266	340,233
MainSource Financial Group, Inc.	5,682	124,720
MB Financial, Inc.	17,617	606,729
Mercantile Bank Corp.	4,775	102,233
Metro Bancorp, Inc.	3,362	87,883
MidWestOne Financial Group, Inc.	1,753	57,709
National Bank Holdings Corp., Class A	8,639	179,950
National Bankshares, Inc. (L)	1,684	49,274
National Penn Bancshares, Inc.	32,487	366,453
NBT Bancorp, Inc.	10,177	266,332
NewBridge Bancorp	8,452	75,476
OFG Bancorp	10,444	111,437
Old National Bancorp	27,921	403,738
Old Second Bancorp, Inc. (I)	9,644	63,650
Opus Bank	2,536	91,752
Pacific Continental Corp.	6,356	85,997

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Premier Bancorp, Inc. (I)	5,961	$101,099
Park National Corp.	2,709	236,685
Park Sterling Corp.	11,240	80,928
Peapack Gladstone Financial Corp.	4,411	98,012
Penns Woods Bancorp, Inc.	1,425	62,828
Peoples Bancorp, Inc.	5,061	118,124
Peoples Financial Services Corp.	1,892	74,942
Pinnacle Financial Partners, Inc.	8,534	463,994
Preferred Bank	3,280	98,564
PrivateBancorp, Inc.	18,436	734,122
Prosperity Bancshares, Inc.	16,035	925,861
QCR Holdings, Inc.	3,466	75,420
Renasant Corp.	7,176	233,938
Republic Bancorp, Inc., Class A	2,469	63,453
S&T Bancorp, Inc.	7,439	220,120
Sandy Spring Bancorp, Inc.	6,101	170,706
Seacoast Banking Corp. of Florida (I)	6,850	108,230
ServisFirst Bancshares, Inc.	5,203	195,477
Sierra Bancorp	4,651	80,509
Simmons First National Corp., Class A	6,800	317,424
South State Corp.	5,689	432,307
Southside Bancshares, Inc.	6,109	178,566
Southwest Bancorp, Inc.	4,970	92,492
Square 1 Financial, Inc., Class A (I)	4,085	111,725
State Bank Financial Corp.	8,804	191,047
Sterling Bancorp	21,208	311,758
Stock Yards Bancorp, Inc.	3,669	138,652
Stonegate Bank	3,691	109,512
Suffolk Bancorp	2,910	74,671
Susquehanna Bancshares, Inc.	42,325	597,629
Talmer Bancorp, Inc., Class A	12,900	216,075
Texas Capital Bancshares, Inc. (I)	10,745	668,769
The Bancorp, Inc. (I)	9,223	85,589
The First of Long Island Corp.	3,030	83,992
Tompkins Financial Corp.	3,466	186,194
Towne Bank (L)	10,786	175,704
TriCo Bancshares	5,743	138,119
TriState Capital Holdings, Inc. (I)	5,761	74,490
Triumph Bancorp, Inc. (I)	4,264	56,072
Trustmark Corp.	15,654	391,037
UMB Financial Corp.	9,143	521,334
Umpqua Holdings Corp.	51,417	924,992
Union Bankshares Corp.	10,634	247,134
United Bankshares, Inc. (L)	16,078	646,818
United Community Banks, Inc.	11,817	246,621
Univest Corp. of Pennsylvania	4,082	83,110
Valley National Bancorp	51,731	533,347
Washington Trust Bancorp, Inc.	3,644	143,865
Webster Financial Corp.	20,853	824,736
WesBanco, Inc.	6,814	231,812
West Bancorp, Inc.	3,996	79,281
WestAmerica Bancorp. (L)	6,006	304,204
Western Alliance Bancorp (I)	18,193	614,196
Wilshire Bancorp, Inc.	16,853	212,853
Wintrust Financial Corp.	10,845	578,906
Yadkin Financial Corp. (I)	6,382	133,703
		38,022,934
Capital markets - 1.4%
Arlington Asset Investment Corp., Class A (L)	5,246	102,612
BGC Partners, Inc., Class A	43,675	382,156
Calamos Asset Management, Inc., Class A	5,518	67,596
Cohen & Steers, Inc.	4,845	165,118
Cowen Group, Inc., Class A (I)	26,762	171,277

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Diamond Hill Investment Group, Inc.	736	$146,950
Evercore Partners, Inc., Class A	8,106	437,400
Financial Engines, Inc. (L)	12,313	523,056
GAMCO Investors, Inc., Class A	1,602	110,073
Greenhill & Company, Inc.	6,916	285,838
HFF, Inc., Class A	8,988	375,069
INTL. FCStone, Inc. (I)	3,670	121,991
Investment Technology Group, Inc.	8,092	200,682
Janus Capital Group, Inc.	34,220	585,846
KCG Holdings, Inc., Class A (I)	10,303	127,036
Ladenburg Thalmann
Financial Services, Inc. (I)	27,331	95,659
Moelis & Company, Class A	4,422	126,956
OM Asset Management PLC	5,493	97,720
Oppenheimer Holdings, Inc., Class A	2,781	73,085
Piper Jaffray Companies (I)	3,721	162,384
RCS Capital Corp., Class A (I)	12,126	92,885
Safeguard Scientifics, Inc. (I)	5,543	107,867
Stifel Financial Corp. (I)	15,833	914,197
Virtu Financial, Inc., Class A (I)	4,661	109,440
Virtus Investment Partners, Inc.	1,658	219,271
Walter Investment Management Corp. (I)(L)	9,242	211,365
Westwood Holdings Group, Inc.	1,837	109,430
WisdomTree Investments, Inc. (L)	27,022	593,538
		6,716,497
Consumer finance - 0.5%
Cash America International, Inc.	6,610	173,116
Encore Capital Group, Inc. (I)(L)	6,161	263,321
Enova International, Inc. (I)	6,224	116,264
Ezcorp, Inc., Class A (I)	12,798	95,089
First Cash Financial Services, Inc. (I)	6,784	309,283
Green Dot Corp., Class A (I)	10,923	208,848
Nelnet, Inc., Class A	5,603	242,666
PRA Group, Inc. (I)	11,398	710,209
Regional Management Corp. (I)	2,943	52,562
World Acceptance Corp. (I)(L)	1,783	109,672
		2,281,030
Diversified financial services - 0.4%
FNFV Group (I)	18,728	288,037
Gain Capital Holdings, Inc.	8,246	78,832
MarketAxess Holdings, Inc.	8,790	815,448
NewStar Financial, Inc. (I)	6,110	67,210
PHH Corp. (I)	11,711	304,837
PICO Holdings, Inc. (I)	6,112	89,969
		1,644,333
Insurance - 2.2%
Ambac Financial Group, Inc. (I)	10,588	176,184
American Equity Investment Life
Holding Company	18,082	487,852
AMERISAFE, Inc.	4,561	214,641
Argo Group International Holdings, Ltd.	6,365	354,531
Atlas Financial Holdings, Inc. (I)	3,118	61,830
Baldwin & Lyons, Inc., Class B	2,350	54,097
Citizens, Inc. (I)(L)	13,631	101,687
CNO Financial Group, Inc.	45,742	839,366
Crawford & Company, Class B	6,810	57,408
eHealth, Inc. (I)	4,668	59,237
Employers Holdings, Inc.	7,606	173,265
Enstar Group, Ltd. (I)	2,023	313,464
FBL Financial Group, Inc., Class A	2,341	135,123
Federated National Holding Company	3,648	88,282

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Fidelity & Guaranty Life	3,015	$71,244
First American Financial Corp.	25,205	937,878
Global Indemnity PLC (I)	2,677	75,170
Greenlight Capital Re, Ltd., Class A (I)	6,668	194,506
HCI Group, Inc.	2,161	95,538
Heritage Insurance Holdings, Inc. (I)	6,056	139,227
Horace Mann Educators Corp.	9,624	350,121
Infinity Property & Casualty Corp.	2,718	206,133
James River Group Holdings, Ltd.	2,880	74,506
Kansas City Life Insurance Company	1,250	57,138
Kemper Corp.	10,210	393,596
Maiden Holdings, Ltd.	11,979	189,029
MBIA, Inc. (I)	36,638	220,194
Meadowbrook Insurance Group, Inc.	12,434	106,932
Montpelier Re Holdings, Ltd.	7,932	313,314
National General Holdings Corp.	8,961	186,658
National Interstate Corp.	1,779	48,602
National Western Life Insurance
Company, Class A	580	138,904
OneBeacon Insurance Group, Ltd., Class A	6,500	94,315
Primerica, Inc.	11,882	542,889
RLI Corp.	10,223	525,360
Safety Insurance Group, Inc.	3,623	209,083
Selective Insurance Group, Inc.	13,631	382,350
State Auto Financial Corp.	3,697	88,543
State National Companies, Inc.	8,261	89,467
Stewart Information Services Corp.	5,406	215,159
Symetra Financial Corp.	17,661	426,866
The Navigators Group, Inc. (I)	2,384	184,903
Third Point Reinsurance, Ltd. (I)	19,641	289,705
United Fire Group, Inc.	5,019	164,422
United Insurance Holdings Corp.	4,481	69,635
Universal Insurance Holdings, Inc.	7,711	186,606
		10,384,960
Real estate investment trusts - 8.1%
Acadia Realty Trust	16,218	472,106
AG Mortgage Investment Trust, Inc.	6,468	111,767
Agree Realty Corp.	4,437	129,427
Alexander’s, Inc.	493	202,130
Altisource Residential Corp., Class B	13,631	229,682
American Assets Trust, Inc.	8,864	347,557
American Capital Mortgage Investment Corp.	10,932	174,803
American Residential Properties, Inc. (I)	7,795	144,208
Anworth Mortgage Asset Corp.	25,180	124,137
Apollo Commercial Real Estate Finance, Inc.	13,041	214,264
Apollo Residential Mortgage, Inc.	7,819	114,861
Ares Commercial Real Estate Corp.	7,811	88,967
Armada Hoffler Properties, Inc.	7,741	77,333
ARMOUR Residential REIT, Inc.	83,083	233,463
Ashford Hospitality Prime, Inc.	6,510	97,780
Ashford Hospitality Trust, Inc.	20,421	172,762
Associated Estates Realty Corp.	13,704	392,346
Bluerock Residential Growth Reit, Inc.	5,785	73,238
Campus Crest Communities, Inc.	17,369	96,224
Capstead Mortgage Corp.	19,150	212,565
CareTrust REIT, Inc.	8,547	108,290
CatchMark Timber Trust, Inc., Class A	10,447	120,872
Cedar Realty Trust, Inc.	21,900	140,160
Chambers Street Properties	55,188	438,745
Chatham Lodging Trust	9,029	238,998
Chesapeake Lodging Trust	14,107	429,981
Colony Financial, Inc.	25,579	579,364
CorEnergy Infrastructure Trust, Inc.	13,364	84,460

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
CoreSite Realty Corp.	5,655	$256,963
Cousins Properties, Inc.	51,158	531,020
CubeSmart	38,860	899,998
CyrusOne, Inc.	12,377	364,503
CYS Investments, Inc.	34,376	265,726
DCT Industrial Trust, Inc.	20,256	636,849
DiamondRock Hospitality Company	46,898	600,763
DuPont Fabros Technology, Inc.	14,630	430,854
Dynex Capital, Inc.	14,518	110,627
Easterly Government Properties	4,268	67,947
EastGroup Properties, Inc.	7,517	422,681
Education Realty Trust, Inc.	11,283	353,835
EPR Properties	12,969	710,442
Equity One, Inc.	16,862	393,559
Excel Trust, Inc.	15,028	236,992
FelCor Lodging Trust, Inc.	33,840	334,339
First Industrial Realty Trust, Inc.	26,397	494,416
First Potomac Realty Trust	15,251	157,085
Franklin Street Properties Corp.	20,938	236,809
Getty Realty Corp.	6,762	110,626
Gladstone Commercial Corp.	6,115	101,264
Government Properties Income Trust	16,079	298,265
Gramercy Property Trust, Inc.	13,628	318,486
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	7,941	159,217
Hatteras Financial Corp.	21,515	350,695
Healthcare Realty Trust, Inc.	23,385	543,935
Hersha Hospitality Trust	11,479	294,328
Highwoods Properties, Inc.	21,396	854,770
Hudson Pacific Properties, Inc.	17,470	495,624
Independence Realty Trust, Inc.	8,685	65,398
InfraREIT, Inc. (I)	5,079	144,040
Inland Real Estate Corp.	20,062	188,984
Invesco Mortgage Capital, Inc.	28,338	405,800
Investors Real Estate Trust	29,503	210,651
iStar Financial, Inc. (I)	20,301	270,409
Kite Realty Group Trust	19,580	479,123
LaSalle Hotel Properties	26,116	926,073
Lexington Realty Trust	48,249	409,152
LTC Properties, Inc.	8,397	349,315
Mack-Cali Realty Corp.	20,750	382,423
Medical Properties Trust, Inc.	48,587	636,976
Monmouth Real Estate
Investment Corp., Class A	15,409	149,775
Monogram Residential Trust, Inc.	39,707	358,157
National Health Investors, Inc.	8,714	542,882
National Storage Affiliates Trust	6,111	75,776
New Residential Investment Corp.	46,398	707,106
New Senior Investment Group, Inc.	16,579	221,661
New York Mortgage Trust, Inc.	24,778	185,339
New York REIT, Inc.	38,803	386,090
Nexpoint Residential Trust, Inc.	5,190	69,702
One Liberty Properties, Inc.	4,205	89,482
Orchid Island Capital, Inc.	5,253	58,886
Parkway Properties, Inc.	20,192	352,148
Pebblebrook Hotel Trust	16,866	723,214
Pennsylvania Real Estate Investment Trust	16,627	354,820
PennyMac Mortgage Investment Trust	17,378	302,899
Physicians Realty Trust	16,500	253,440
Potlatch Corp.	9,658	341,121
Preferred Apartment Communities, Inc.	6,992	69,570
PS Business Parks, Inc.	4,509	325,324
QTS Realty Trust, Inc., Class A	5,605	204,302

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
RAIT Financial Trust	21,654	$132,306
Ramco-Gershenson Properties Trust	19,336	315,564
Redwood Trust, Inc.	19,553	306,982
Resource Capital Corp.	32,681	126,475
Retail Opportunity Investments Corp.	21,829	340,969
Rexford Industrial Realty, Inc.	12,997	189,496
RLJ Lodging Trust	30,524	909,005
Rouse Properties, Inc.	8,842	144,567
Ryman Hospitality Properties	10,077	535,189
Sabra Health Care REIT, Inc.	14,221	366,049
Saul Centers, Inc.	2,240	110,186
Select Income REIT	14,485	298,970
Silver Bay Realty Trust Corp.	8,973	146,170
Sovran Self Storage, Inc.	8,126	706,231
STAG Industrial, Inc.	15,657	313,140
Starwood Waypoint Residential Trust	8,716	207,092
Store Capital Corp.	7,694	154,649
Strategic Hotels & Resorts, Inc. (I)	64,641	783,449
Summit Hotel Properties, Inc.	20,177	262,503
Sun Communities, Inc.	10,886	673,081
Sunstone Hotel Investors, Inc.	48,782	732,218
Terreno Realty Corp.	10,394	204,762
The GEO Group, Inc.	17,368	593,291
UMH Properties, Inc.	7,484	73,343
United Development Funding Iv	7,759	135,627
Universal Health Realty Income Trust	3,130	145,420
Urban Edge Properties	20,866	433,804
Urstadt Biddle Properties, Inc., Class A	6,970	130,200
Washington Real Estate Investment Trust	15,882	412,138
Western Asset Mortgage Capital Corp.	9,288	137,184
Whitestone REIT	7,398	96,322
Xenia Hotels & Resorts, Inc.	26,155	568,610
		37,808,138
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	11,582	456,331
Altisource Portfolio Solutions SA (I)	3,467	106,749
AV Homes, Inc. (I)	3,741	53,758
Consolidated-Tomoka Land Company	1,228	70,782
Forestar Group, Inc. (I)	8,343	109,794
FRP Holdings, Inc. (I)	1,668	54,093
Kennedy-Wilson Holdings, Inc.	21,841	537,070
Marcus & Millichap, Inc. (I)	3,376	155,769
RE/MAX Holdings, Inc., Class A	2,999	106,494
Tejon Ranch Company (I)	3,546	91,168
The St. Joe Company (I)	15,839	245,980
		1,987,988
Thrifts and mortgage finance - 1.9%
Anchor Bancorp Wisconsin, Inc. (I)	1,951	74,099
Astoria Financial Corp.	20,240	279,110
Bank Mutual Corp.	13,964	107,104
BankFinancial Corp.	5,362	63,164
Beneficial Bancorp, Inc. (I)	19,803	247,339
BofI Holding, Inc. (I)	3,515	371,571
Brookline Bancorp, Inc.	17,075	192,777
Capitol Federal Financial, Inc.	31,577	380,187
Charter Financial Corp.	4,873	60,474
Clifton Bancorp, Inc.	7,374	103,162
Dime Community Bancshares, Inc.	7,147	121,070
Essent Group, Ltd. (I)	12,999	355,523
EverBank Financial Corp.	21,782	428,016
Federal Agricultural Mortgage Corp., Class C	2,794	81,194
First Defiance Financial Corp.	2,588	97,128

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Flagstar Bancorp, Inc. (I)	5,070	$93,694
Fox Chase Bancorp, Inc.	4,657	78,796
Heritage Financial Group, Inc.	2,532	76,416
HomeStreet, Inc.	5,358	122,270
Kearny Financial Corp/md (I)	22,424	250,252
Ladder Capital Corp., Class A	9,380	162,743
LendingTree, Inc. (I)	1,466	115,242
Meridian Bancorp, Inc. (I)	13,813	185,232
Meta Financial Group, Inc.	1,846	79,230
MGIC Investment Corp. (I)	80,084	911,356
Nationstar Mortgage Holdings, Inc. (I)	9,415	158,172
NMI Holdings, Inc., Class A (I)	12,892	103,394
Northfield Bancorp, Inc.	12,062	181,533
Northwest Bancshares, Inc.	22,042	282,578
OceanFirst Financial Corp.	3,364	62,739
Ocwen Financial Corp. (I)	25,483	259,927
Oritani Financial Corp.	11,062	177,545
PennyMac Financial Services, Inc. (I)	3,376	61,173
Provident Financial Services, Inc.	15,206	288,762
Radian Group, Inc.	44,876	841,874
Territorial Bancorp, Inc.	2,196	53,275
TrustCo Bank Corp.	23,195	163,061
United Community Financial Corp.	14,180	75,863
United Financial Bancorp, Inc.	12,487	167,950
Walker & Dunlop, Inc. (I)	6,383	170,681
Washington Federal, Inc.	20,930	488,716
Waterstone Financial, Inc.	7,702	101,666
WSFS Financial Corp.	6,883	188,250
		8,864,308
		107,710,188
Health care - 15.5%
Biotechnology - 6.6%
ACADIA Pharmaceuticals, Inc. (I)	18,815	787,972
Acceleron Pharma, Inc. (I)	5,243	165,889
Achillion Pharmaceuticals, Inc. (I)	27,967	247,788
Acorda Therapeutics, Inc. (I)	10,093	336,400
Adamas Pharmaceuticals, Inc. (I)	2,712	71,109
Aduro Biotech, Inc. (I)	2,015	61,115
Advaxis, Inc. (I)	7,297	148,348
Aegerion Pharmaceuticals, Inc. (I)(L)	6,108	115,869
Affimed NV (I)	4,026	54,230
Agenus, Inc. (I)	18,432	159,068
Akebia Therapeutics, Inc. (I)	6,324	65,074
Alder Biopharmaceuticals, Inc. (I)	4,944	261,884
Alexion Pharmaceuticals, Inc. (I)	3,786	684,395
AMAG Pharmaceuticals, Inc. (I)	7,195	496,887
Amicus Therapeutics, Inc. (I)	23,079	326,568
Anacor Pharmaceuticals, Inc. (I)	9,675	749,135
Anthera Pharmaceuticals, Inc. (I)	9,002	77,597
Ardelyx, Inc. (I)	3,053	48,756
Arena Pharmaceuticals, Inc. (I)(L)	57,246	265,621
ARIAD Pharmaceuticals, Inc. (I)(L)	39,738	328,633
Array BioPharma, Inc. (I)(L)	33,533	241,773
Arrowhead Research Corp. (I)(L)	14,428	103,160
Atara Biotherapeutics, Inc. (I)	3,473	183,235
Avalanche Biotechnologies, Inc. (I)	4,765	77,384
Bellicum Pharmaceuticals, Inc. (I)	2,149	45,709
BioCryst Pharmaceuticals, Inc. (I)	17,329	258,722
BioSpecifics Technologies Corp. (I)	1,309	67,544
BioTime, Inc. (I)(L)	13,589	49,328
Blueprint Medicines Corp. (I)	2,280	60,397
Cara Therapeutics, Inc. (I)	4,519	54,906

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc. (I)	19,323	$79,804
Celldex Therapeutics, Inc. (I)	23,283	587,197
Cellular Biomedicine Group, Inc. (I)	2,497	93,662
Cepheid, Inc. (I)	16,913	1,034,230
ChemoCentryx, Inc. (I)	7,407	60,960
Chimerix, Inc. (I)	9,779	451,790
Clovis Oncology, Inc. (I)	5,884	517,086
Coherus Biosciences, Inc. (I)	5,684	164,268
Concert Pharmaceuticals, Inc. (I)	4,009	59,694
CTI BioPharma Corp. (I)	41,497	80,919
Curis, Inc. (I)	27,674	91,601
Cytokinetics, Inc. (I)	8,653	58,148
CytRx Corp. (I)	14,795	55,037
Dicerna Pharmaceuticals, Inc. (I)	3,805	53,080
Durata Therapeutics, Inc. (I)	3,858	3,202
Dyax Corp. (I)	34,423	912,210
Dynavax Technologies Corp. (I)(L)	7,104	166,411
Eagle Pharmaceuticals, Inc. (I)	2,055	166,167
Emergent BioSolutions, Inc. (I)	7,161	235,955
Enanta Pharmaceuticals, Inc. (I)(L)	3,793	170,647
Epizyme, Inc. (I)(L)	6,985	167,640
Esperion Therapeutics, Inc. (I)	3,109	254,192
Exact Sciences Corp. (I)(L)	21,013	624,927
Exelixis, Inc. (I)(L)	47,156	177,307
FibroGen, Inc. (I)	11,438	268,793
Five Prime Therapeutics, Inc. (I)	5,151	127,951
Flexion Therapeutics, Inc. (I)	3,520	77,053
Foundation Medicine, Inc. (I)	2,825	95,598
Galena Biopharma, Inc. (I)(L)	41,193	70,028
Genocea Biosciences, Inc. (I)	4,794	65,822
Genomic Health, Inc. (I)	4,296	119,386
Geron Corp. (I)(L)	38,229	163,620
Halozyme Therapeutics, Inc. (I)	25,102	566,803
Heron Therapeutics, Inc. (I)	5,930	184,779
Idera Pharmaceuticals, Inc. (I)(L)	21,221	78,730
Ignyta, Inc. (I)	4,621	69,731
Immune Design Corp. (I)	2,891	59,699
ImmunoGen, Inc. (I)	20,537	295,322
Immunomedics, Inc. (I)(L)	24,075	97,745
Infinity Pharmaceuticals, Inc. (I)	11,878	130,064
Inovio Pharmaceuticals, Inc. (I)(L)	17,536	143,094
Insmed, Inc. (I)	14,502	354,139
Insys Therapeutics, Inc. (I)(L)	5,605	201,332
Ironwood Pharmaceuticals, Inc. (I)	29,681	357,953
Karyopharm Therapeutics, Inc. (I)	5,590	152,104
Keryx Biopharmaceuticals, Inc. (I)(L)	24,775	247,255
Kite Pharma, Inc. (I)(L)	6,821	415,876
KYTHERA Biopharmaceuticals, Inc. (I)	6,086	458,337
La Jolla Pharmaceutical Co (I)	2,977	72,966
Lexicon Pharmaceuticals, Inc. (I)(L)	10,555	84,968
Ligand Pharmaceuticals, Inc. (I)	4,115	415,204
Lion Biotechnologies, Inc. (I)	10,979	100,677
MacroGenics, Inc. (I)	6,630	251,741
MannKind Corp. (I)(L)	58,586	333,354
Merrimack Pharmaceuticals, Inc. (I)(L)	26,065	322,294
MiMedx Group, Inc. (I)(L)	25,809	299,126
Mirati Therapeutics, Inc. (I)	2,525	79,462
Momenta Pharmaceuticals, Inc. (I)	14,406	328,601
Myriad Genetics, Inc. (I)	16,206	550,842
Navidea Biopharmaceuticals, Inc. (I)(L)	39,270	63,225
Neurocrine Biosciences, Inc. (I)	20,102	960,072
NewLink Genetics Corp. (I)(L)	4,966	219,845
Northwest Biotherapeutics, Inc. (I)(L)	11,701	116,191

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Novavax, Inc. (I)	63,331	$705,507
Ocata Therapeutics, Inc. (I)	9,942	52,394
OncoMed Pharmaceuticals, Inc. (I)	4,133	92,993
Oncothyreon, Inc. (I)	25,621	95,823
Ophthotech Corp. (I)	5,639	293,566
Orexigen Therapeutics, Inc. (I)(L)	24,739	122,458
Organovo Holdings, Inc. (I)(L)	20,234	76,282
Osiris Therapeutics, Inc. (I)(L)	4,650	90,489
Otonomy, Inc. (I)	3,647	83,845
OvaScience, Inc. (I)(L)	5,606	162,182
PDL BioPharma, Inc. (L)	37,965	244,115
Peregrine Pharmaceuticals, Inc. (I)(L)	51,190	67,059
Pfenex, Inc. (I)	4,075	79,055
Portola Pharmaceuticals, Inc. (I)	10,951	498,818
Progenics Pharmaceuticals, Inc. (I)	17,323	129,230
Prothena Corp. PLC (I)	7,415	390,548
PTC Therapeutics, Inc. (I)	7,996	384,847
Radius Health, Inc. (I)	6,947	470,312
Raptor Pharmaceutical Corp. (I)	19,118	301,873
Regulus Therapeutics, Inc. (I)(L)	7,081	77,608
Repligen Corp. (I)	7,753	319,966
Retrophin, Inc. (I)	8,310	275,477
Rigel Pharmaceuticals, Inc. (I)	22,234	71,371
Sage Therapeutics, Inc. (I)	3,292	240,316
Sangamo BioSciences, Inc. (I)	16,601	184,105
Sarepta Therapeutics, Inc. (I)(L)	9,887	300,861
Sorrento Therapeutics, Inc. (I)	6,917	121,878
Spark Therapeutics, Inc. (I)	1,934	116,562
Spectrum Pharmaceuticals, Inc. (I)(L)	16,494	112,819
Stemline Therapeutics, Inc. (I)	4,441	52,271
Synergy Pharmaceuticals, Inc. (I)(L)	24,086	199,914
Synta Pharmaceuticals Corp. (I)	23,770	53,007
TESARO, Inc. (I)	5,529	325,050
TG Therapeutics, Inc. (I)	8,679	143,985
Threshold Pharmaceuticals, Inc. (I)	16,577	66,971
TrovaGene, Inc. (I)	6,235	63,285
Ultragenyx Pharmaceutical, Inc. (I)	8,466	866,834
Vanda Pharmaceuticals, Inc. (I)	10,153	128,842
Verastem, Inc. (I)	7,919	59,709
Versartis, Inc. (I)	5,534	84,227
Vitae Pharmaceuticals, Inc. (I)	3,436	49,478
Vital Therapies, Inc. (I)(L)	4,190	88,409
Xencor, Inc. (I)	6,910	151,813
XOMA Corp. (I)(L)	22,401	86,916
Zafgen, Inc. (I)(L)	3,977	137,724
ZIOPHARM Oncology, Inc. (I)(L)	27,214	326,568
		30,907,774
Health care equipment and supplies - 3.3%
Abaxis, Inc.	5,272	271,403
ABIOMED, Inc. (I)	9,889	650,004
Accuray, Inc. (I)(L)	19,117	128,849
Analogic Corp.	2,851	224,944
AngioDynamics, Inc. (I)	6,399	104,944
Anika Therapeutics, Inc. (I)	3,485	115,110
Antares Pharma, Inc. (I)	39,606	82,380
AtriCure, Inc. (I)	7,001	172,505
Atrion Corp.	339	132,993
Cantel Medical Corp.	8,147	437,249
Cardiovascular Systems, Inc. (I)	7,568	200,174
Cerus Corp. (I)(L)	23,921	124,150
CONMED Corp.	6,430	374,676
CryoLife, Inc.	6,969	78,610
Cutera, Inc. (I)	4,058	62,818

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cyberonics, Inc. (I)	6,097	$362,528
Cynosure, Inc., Class A (I)	5,289	204,050
Endologix, Inc. (I)	16,159	247,879
Exactech, Inc. (I)	2,952	61,490
GenMark Diagnostics, Inc. (I)	10,867	98,455
Globus Medical, Inc., Class A (I)	15,961	409,719
Greatbatch, Inc. (I)	5,837	314,731
Haemonetics Corp. (I)	12,042	498,057
Halyard Health, Inc. (I)	10,890	441,045
HeartWare International, Inc. (I)	4,042	293,813
ICU Medical, Inc. (I)	3,273	313,095
Inogen, Inc. (I)	3,808	169,837
Insulet Corp. (I)	13,441	416,469
Integra LifeSciences Holdings Corp. (I)	6,025	405,904
Invacare Corp.	7,749	167,611
Invivo Therapeutics Holdings Corp. (I)	6,711	108,383
K2M Group Holdings, Inc. (I)	4,327	103,935
LDR Holding Corp. (I)	5,536	239,432
Masimo Corp. (I)	10,325	399,991
Meridian Bioscience, Inc.	9,797	182,616
Merit Medical Systems, Inc. (I)	10,459	225,287
Natus Medical, Inc. (I)	7,727	328,861
Neogen Corp. (I)	8,769	416,001
Nevro Corp. (I)	3,598	193,393
NuVasive, Inc. (I)	11,372	538,805
NxStage Medical, Inc. (I)	15,012	214,446
OraSure Technologies, Inc. (I)	14,424	77,745
Orthofix International NV (I)	4,593	152,120
Oxford Immunotec Global PLC (I)	5,457	75,579
Quidel Corp. (I)	6,783	155,670
Rockwell Medical, Inc. (I)(L)	12,139	195,681
RTI Surgical, Inc. (I)	14,621	94,452
Second Sight Medical Products, Inc. (I)	3,027	41,197
Spectranetics Corp. (I)	10,063	231,550
STAAR Surgical Company (I)(L)	9,739	94,079
STERIS Corp.	13,795	888,950
SurModics, Inc. (I)	3,507	82,134
Tandem Diabetes Care, Inc. (I)	4,773	51,739
Thoratec Corp. (I)	12,728	567,287
Tornier NV (I)	8,605	215,039
Unilife Corp. (I)(L)	30,241	65,018
Utah Medical Products, Inc.	1,116	66,547
Vascular Solutions, Inc. (I)	4,290	148,949
West Pharmaceutical Services, Inc.	16,798	975,628
Wright Medical Group, Inc. (I)	12,178	319,794
Zeltiq Aesthetics, Inc. (I)	7,644	225,269
		15,241,069
Health care providers and services - 2.6%
AAC Holdings, Inc. (I)(L)	1,920	83,635
Aceto Corp.	7,051	173,666
Addus HomeCare Corp. (I)	1,777	49,507
Adeptus Health, Inc., Class A (I)	1,479	140,490
Air Methods Corp. (I)	9,262	382,891
Almost Family, Inc. (I)	1,826	72,876
Amedisys, Inc. (I)	6,682	265,476
AMN Healthcare Services, Inc. (I)	11,244	355,198
Amsurg Corp. (I)	11,334	792,813
Bio-Reference Labs, Inc. (I)(L)	5,766	237,848
BioScrip, Inc. (I)(L)	18,067	65,583
BioTelemetry, Inc. (I)	7,380	69,593
Capital Senior Living Corp. (I)	7,008	171,696
Chemed Corp. (L)	3,956	518,632
Civitas Solutions, Inc. (I)	2,913	62,134

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
CorVel Corp. (I)	2,306	$73,838
Cross Country Healthcare, Inc. (I)	8,275	104,927
ExamWorks Group, Inc. (I)	9,802	383,258
Five Star Quality Care, Inc. (I)	11,258	54,038
Genesis Healthcare, Inc. (I)	9,472	62,515
Hanger, Inc. (I)	8,290	194,318
HealthEquity, Inc. (I)	8,535	273,547
HealthSouth Corp.	21,299	981,032
Healthways, Inc. (I)	7,492	89,754
IPC Healthcare, Inc. (I)	4,099	227,044
Kindred Healthcare, Inc.	19,637	398,435
Landauer, Inc.	2,398	85,465
LHC Group, Inc. (I)	3,227	123,433
Magellan Health, Inc. (I)	6,375	446,696
Molina Healthcare, Inc. (I)	8,259	580,608
National HealthCare Corp.	2,318	150,647
Nobilis Health Corp. (I)	8,443	57,412
Owens & Minor, Inc.	14,358	488,172
PharMerica Corp. (I)	7,163	238,528
RadNet, Inc. (I)	8,995	60,177
Select Medical Holdings Corp.	24,700	400,140
Surgical Care Affiliates, Inc. (I)	5,009	192,245
Team Health Holdings, Inc. (I)	16,811	1,098,263
The Ensign Group, Inc.	5,972	304,930
The Providence Service Corp. (I)	3,285	145,460
Triple-S Management Corp., Class B (I)	5,770	148,058
Universal American Corp.	12,045	121,895
US Physical Therapy, Inc.	2,981	163,240
WellCare Health Plans, Inc. (I)	10,315	875,021
		11,965,134
Health care technology - 0.5%
Castlight Health, Inc., B Shares (I)(L)	8,446	68,750
Computer Programs & Systems, Inc. (L)	2,658	141,990
HealthStream, Inc. (I)	6,108	185,805
HMS Holdings Corp. (I)	20,975	360,141
MedAssets, Inc. (I)	14,388	317,399
Medidata Solutions, Inc. (I)	13,020	707,246
Merge Healthcare, Inc. (I)	17,467	83,842
Omnicell, Inc. (I)	8,484	319,932
Press Ganey Holdings, Inc. (I)	2,365	67,805
Quality Systems, Inc.	11,959	198,161
Vocera Communications, Inc. (I)	6,646	76,097
		2,527,168
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	5,261	135,786
Affymetrix, Inc. (I)	18,072	197,346
Albany Molecular Research, Inc. (I)(L)	5,946	120,228
Cambrex Corp. (I)	7,375	324,058
Fluidigm Corp. (I)	7,003	169,473
Harvard Bioscience, Inc. (I)	10,388	59,212
INC Research Holdings, Inc. (I)	3,152	126,458
Luminex Corp. (I)	10,199	176,035
NanoString Technologies, Inc. (I)	3,596	55,450
NeoGenomics, Inc. (I)	14,592	78,943
Pacific Biosciences of California, Inc. (I)(L)	15,724	90,570
PAREXEL International Corp. (I)	12,924	831,142
PRA Health Sciences, Inc. (I)	4,740	172,204
Sequenom, Inc. (I)(L)	29,261	88,953
		2,625,858
Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. (I)	5,172	91,286

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc. (I)	7,746	$136,175
ANI Pharmaceuticals, Inc. (I)	1,904	118,143
Aratana Therapeutics, Inc. (I)	7,356	111,223
Assembly Biosciences, Inc. (I)	3,916	75,422
BioDelivery Sciences International, Inc. (I)	11,438	91,046
Catalent, Inc. (I)	19,639	576,012
Cempra, Inc. (I)	7,606	261,342
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Corcept Therapeutics, Inc. (I)	15,379	92,428
Depomed, Inc. (I)(L)	14,200	304,732
Dermira, Inc. (I)	3,552	62,338
Durect Corp. (I)	28,981	69,265
Endocyte, Inc. (I)(L)	10,576	54,889
Foamix Pharmaceuticals, Ltd. (I)	5,826	59,717
Furiex Pharmaceuticals, Inc. (I)	1,752	14,261
IGI Laboratories, Inc. (I)(L)	10,357	65,249
Impax Laboratories, Inc. (I)	16,892	775,681
Intersect ENT, Inc. (I)	3,492	99,976
Intra-Cellular Therapies, Inc. (I)	5,219	166,747
Lannett Company, Inc. (I)(L)	6,259	372,035
Nektar Therapeutics (I)	31,184	390,112
Ocular Therapeutix, Inc. (I)	3,252	68,390
Omeros Corp. (I)(L)	9,059	162,971
Pacira Pharmaceuticals, Inc. (I)	8,608	608,758
Paratek Pharmaceuticals, Inc. (I)	3,012	77,619
Pernix Therapeutics Holdings (I)	11,104	65,736
Phibro Animal Health Corp., Class A	4,264	166,040
POZEN, Inc. (I)	7,367	75,954
Prestige Brands Holdings, Inc. (I)	12,311	569,261
Relypsa, Inc. (I)	7,763	256,878
Revance Therapeutics, Inc. (I)(L)	3,825	122,324
Sagent Pharmaceuticals, Inc. (I)	5,305	128,965
SciClone Pharmaceuticals, Inc. (I)	12,304	120,825
Sucampo Pharmaceuticals, Inc., Class A (I)	6,095	100,141
Supernus Pharmaceuticals, Inc. (I)	8,311	141,121
Tetraphase Pharmaceuticals, Inc. (I)	8,554	405,802
The Medicines Company (I)	15,660	448,033
TherapeuticsMD, Inc. (I)	30,409	239,015
Theravance Biopharma, Inc. (I)	6,195	80,659
Theravance, Inc. (L)	20,231	365,574
Trius Therapeutics, Inc. (I)(L)	10,401	1,144
VIVUS, Inc. (I)(L)	27,106	63,970
XenoPort, Inc. (I)	15,380	94,279
Zogenix, Inc. (I)(L)	38,294	64,334
ZS Pharma, Inc. (I)	4,340	227,373
		8,644,928
		71,911,931
Industrials - 12.4%
Aerospace and defense - 1.6%
AAR Corp.	8,263	263,342
Aerojet Rocketdyne Holdings, Inc. (I)	14,668	302,307
Aerovironment, Inc. (I)	4,737	123,541
American Science & Engineering, Inc.	1,883	82,494
Astronics Corp. (I)	4,522	320,565
Cubic Corp.	5,049	240,231
Curtiss-Wright Corp.	11,003	797,057
DigitalGlobe, Inc. (I)	17,049	473,792
Ducommun, Inc. (I)	2,937	75,393
Engility Holdings, Inc.	4,264	107,282
Esterline Technologies Corp. (I)	7,221	688,450
HEICO Corp. (L)	4,735	276,051
HEICO Corp., Class A	18,485	938,483

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
KLX, Inc. (I)	12,364	$545,623
Kratos Defense & Security Solutions, Inc. (I)	12,061	75,984
Moog, Inc., Class A (I)	9,000	636,120
National Presto Industries, Inc. (L)	1,172	94,135
Sparton Corp. (I)	2,570	70,212
TASER International, Inc. (I)	12,655	421,538
Teledyne Technologies, Inc. (I)	8,174	862,439
The KEYW Holding Corp. (I)(L)	8,572	79,891
Vectrus, Inc. (I)	2,731	67,920
		7,542,850
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	13,027	136,653
Atlas Air Worldwide Holdings, Inc. (I)	5,913	324,978
Echo Global Logistics, Inc. (I)	7,073	231,004
Forward Air Corp.	7,287	380,819
Hub Group, Inc., Class A (I)	8,549	344,867
Park-Ohio Holdings Corp.	2,230	108,066
Radiant Logistics, Inc. (I)	7,818	57,150
UTi Worldwide, Inc. (I)	22,050	220,280
XPO Logistics, Inc. (I)(L)	16,886	762,909
		2,566,726
Airlines - 0.3%
Allegiant Travel Company	3,122	555,341
Hawaiian Holdings, Inc. (I)	11,247	267,116
Republic Airways Holdings, Inc. (I)	12,497	114,722
SkyWest, Inc.	12,556	188,842
Virgin America, Inc. (I)(L)	5,906	162,297
		1,288,318
Building products - 0.9%
AAON, Inc.	9,861	222,070
Advanced Drainage Systems, Inc.	8,026	235,403
American Woodmark Corp. (I)	3,083	169,103
Apogee Enterprises, Inc.	6,879	362,111
Builders FirstSource, Inc. (I)	11,291	144,976
Continental Building Products, Inc. (I)	7,474	158,374
Gibraltar Industries, Inc. (I)	7,631	155,443
Griffon Corp.	8,173	130,114
Insteel Industries, Inc.	5,079	94,977
Masonite International Corp. (I)	6,954	487,545
NCI Building Systems, Inc. (I)	6,598	99,432
Nortek, Inc. (I)	2,306	191,698
Patrick Industries, Inc. (I)	3,155	120,048
PGT, Inc. (I)	11,930	173,104
Ply Gem Holdings, Inc. (I)	5,315	62,664
Quanex Building Products Corp.	8,067	172,876
Simpson Manufacturing Company, Inc.	10,025	340,850
Trex Company, Inc. (I)	7,620	376,657
Universal Forest Products, Inc.	4,776	248,495
		3,945,940
Commercial services and supplies - 2.0%
ABM Industries, Inc.	13,238	435,133
ACCO Brands Corp. (I)	26,058	202,471
ARC Document Solutions, Inc. (I)	10,924	83,132
Brady Corp., Class A	11,245	278,201
Casella Waste Systems, Inc., Class A (I)	11,065	62,075
Ceco Environmental Corp.	6,043	68,467
Civeo Corp.	26,119	80,185
Deluxe Corp.	11,576	717,712
Ennis, Inc.	6,372	118,455
Essendant, Inc.	8,921	350,149
G&K Services, Inc., Class A	4,693	324,474

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Healthcare Services Group, Inc.	16,923	$559,305
Heritage-Crystal Clean, Inc. (I)	3,518	51,715
Herman Miller, Inc.	14,141	409,099
HNI Corp.	10,458	534,927
InnerWorkings, Inc. (I)	10,341	68,974
Interface, Inc.	15,692	393,085
Kimball International, Inc., Class B	8,702	105,816
Knoll, Inc.	11,592	290,148
Matthews International Corp., Class A	7,821	415,608
McGrath RentCorp.	6,346	193,109
Mobile Mini, Inc.	10,911	458,698
MSA Safety, Inc.	6,890	334,234
Multi-Color Corp.	3,109	198,603
Quad/Graphics, Inc.	7,026	130,051
SP Plus Corp. (I)	4,212	109,975
Steelcase, Inc., Class A	19,648	371,544
Team, Inc. (I)	5,014	201,814
Tetra Tech, Inc.	14,141	362,575
The Brink’s Company	11,527	339,240
UniFirst Corp.	3,466	387,672
US Ecology, Inc.	5,171	251,931
Viad Corp.	4,872	132,080
West Corp.	12,121	364,842
		9,385,499
Construction and engineering - 0.7%
Aegion Corp. (I)	8,882	168,225
Argan, Inc.	3,228	130,185
Comfort Systems USA, Inc.	8,874	203,658
Dycom Industries, Inc. (I)	8,072	475,037
EMCOR Group, Inc.	14,541	694,624
Furmanite Corp. (I)	9,862	80,079
Granite Construction, Inc.	9,294	330,030
Great Lakes Dredge & Dock Corp. (I)	15,695	93,542
Hc2 Holdings, Inc. (I)	5,316	47,578
MasTec, Inc. (I)	15,859	315,118
MYR Group, Inc. (I)	5,090	157,586
Northwest Pipe Company (I)	2,789	56,812
Orion Marine Group, Inc. (I)	7,398	53,414
Primoris Services Corp.	9,560	189,288
Tutor Perini Corp. (I)	8,839	190,746
		3,185,922
Electrical equipment - 0.9%
AZZ, Inc.	6,105	316,239
Encore Wire Corp.	5,037	223,089
EnerSys	10,350	727,502
Enphase Energy, Inc. (I)(L)	6,827	51,953
Franklin Electric Company, Inc.	11,256	363,906
FuelCell Energy, Inc. (I)(L)	68,151	66,577
Generac Holdings, Inc. (L)	16,151	642,002
General Cable Corp.	11,649	229,835
GrafTech International, Ltd. (I)	29,235	145,006
LSI Industries, Inc.	6,472	60,448
Plug Power, Inc. (I)(L)	42,180	103,341
Polypore International, Inc. (I)	10,496	628,500
Powell Industries, Inc.	2,366	83,212
Power Solutions International, Inc. (I)(L)	1,193	64,446
PowerSecure International, Inc. (I)	5,893	86,981
Thermon Group Holdings, Inc. (I)	7,864	189,286
Vicor Corp. (I)	4,121	50,235
		4,032,558

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates - 0.0%
Raven Industries, Inc.	9,309	$189,252
Machinery - 2.6%
Actuant Corp., Class A	14,019	323,699
Alamo Group, Inc.	2,354	128,623
Albany International Corp., Class A	6,700	266,660
Altra Industrial Motion Corp.	6,462	175,637
American Railcar Industries, Inc. (L)	2,257	109,780
Astec Industries, Inc.	4,472	187,019
Barnes Group, Inc.	12,834	500,398
Blount International, Inc. (I)	12,014	131,193
Briggs & Stratton Corp.	10,253	197,473
Chart Industries, Inc. (I)	7,349	262,727
CIRCOR International, Inc.	4,039	220,247
CLARCOR, Inc.	11,629	723,789
Columbus McKinnon Corp.	5,112	127,800
Commercial Vehicle Group, Inc. (I)	8,057	58,091
Douglas Dynamics, Inc.	5,660	121,577
EnPro Industries, Inc.	5,397	308,816
ESCO Technologies, Inc.	5,997	224,348
Federal Signal Corp.	14,854	221,473
FreightCar America, Inc.	3,227	67,380
Global Brass & Copper Holdings, Inc.	5,434	92,432
Graham Corp.	2,889	59,196
Harsco Corp.	19,197	316,751
Hillenbrand, Inc.	14,847	455,803
Hurco Companies, Inc.	1,996	69,102
Hyster-Yale Materials Handling, Inc.	2,224	154,079
John Bean Technologies Corp.	6,909	259,709
Kadant, Inc.	2,777	131,074
LB Foster Company, Class A	2,725	94,312
Lindsay Corp. (L)	2,737	240,610
Lydall, Inc. (I)	4,119	121,758
Meritor, Inc. (I)	22,834	299,582
Miller Industries, Inc.	3,224	64,319
Mueller Industries, Inc.	13,503	468,824
Mueller Water Products, Inc., Class A	38,399	349,431
Navistar International Corp. (I)	12,060	272,918
NN, Inc.	4,818	122,955
Proto Labs, Inc. (I)	5,400	364,392
RBC Bearings, Inc. (I)	5,575	400,062
Rexnord Corp. (I)	24,000	573,840
Standex International Corp.	2,969	237,312
Sun Hydraulics Corp.	5,451	207,738
Tennant Company	4,273	279,198
The Gorman-Rupp Company	4,726	132,706
The Greenbrier Companies, Inc. (L)	6,212	291,032
Titan International, Inc. (L)	10,857	116,604
TriMas Corp. (I)	10,971	324,742
Wabash National Corp. (I)	16,018	200,866
Watts Water Technologies, Inc., Class A	6,597	342,054
Woodward, Inc.	15,336	843,327
Xerium Technologies, Inc. (I)	3,013	54,837
		12,298,295
Marine - 0.1%
Golden Ocean Grp, LTD. (L)	16,940	65,219
Matson, Inc.	10,233	430,195
Navios Maritime Holdings, Inc. (L)	21,886	81,416
Scorpio Bulkers, Inc. (I)(L)	45,759	74,587
		651,417
Professional services - 1.3%
Acacia Research Corp. (L)	12,655	110,984
Barrett Business Services, Inc.	1,813	65,848

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CBIZ, Inc. (I)	12,426	$119,787
CDI Corp.	4,074	52,962
CEB, Inc.	7,842	682,725
CRA International, Inc. (I)	2,516	70,121
Exponent, Inc.	6,023	269,710
Franklin Covey Company (I)	3,443	69,858
FTI Consulting, Inc. (I)	9,753	402,214
GP Strategies Corp. (I)	3,303	109,792
Heidrick & Struggles International, Inc.	4,693	122,393
Hill International, Inc. (I)	10,229	53,805
Huron Consulting Group, Inc. (I)	5,466	383,112
ICF International, Inc. (I)	4,677	163,040
Insperity, Inc.	4,575	232,868
Kelly Services, Inc., Class A	7,356	112,915
Kforce, Inc.	6,106	139,644
Korn/Ferry International	11,989	416,858
Mistras Group, Inc. (I)	4,296	81,538
Navigant Consulting, Inc. (I)	11,548	171,719
On Assignment, Inc. (I)	12,287	482,633
Pendrell Corp. (I)	41,472	56,817
Resources Connection, Inc.	9,231	148,527
RPX Corp. (I)	12,983	219,413
The Advisory Board Company (I)	9,971	545,115
TriNet Group, Inc. (I)	9,839	249,419
TrueBlue, Inc. (I)	9,908	296,249
VSE Corp.	1,113	59,557
WageWorks, Inc. (I)	8,501	343,865
		6,233,488
Road and rail - 0.7%
ArcBest Corp.	6,256	198,941
Celadon Group, Inc.	6,496	134,337
Con-Way, Inc.	13,302	510,398
Covenant Transportation
Group, Inc., Class A (I)	3,080	77,185
Heartland Express, Inc.	11,829	239,301
Knight Transportation, Inc.	14,417	385,511
Marten Transport, Ltd.	5,735	124,450
Quality Distribution, Inc. (I)	7,066	109,240
Roadrunner Transportation Systems, Inc. (I)	6,774	174,769
Saia, Inc. (I)	6,014	236,290
Swift Transportation Company (I)	20,647	468,067
Universal Truckload Services, Inc.	2,484	54,549
USA Truck, Inc. (I)	2,684	56,981
Werner Enterprises, Inc.	10,187	267,409
YRC Worldwide, Inc. (I)	7,855	101,958
		3,139,386
Trading companies and distributors - 0.6%
Aircastle, Ltd.	14,545	329,735
Applied Industrial Technologies, Inc.	9,396	372,551
Beacon Roofing Supply, Inc. (I)	11,734	389,803
CAI International, Inc. (I)	4,316	88,866
DXP Enterprises, Inc. (I)	3,129	145,499
H&E Equipment Services, Inc.	7,556	150,893
Kaman Corp.	6,212	260,531
MRC Global, Inc. (I)	24,309	375,331
Rush Enterprises, Inc., Class A (I)	8,377	219,561
Stock Building Supply Holdings, Inc. (I)	3,772	73,743
TAL International Group, Inc. (I)(L)	7,840	247,744
Textainer Group Holdings, Ltd. (L)	5,059	131,585
Titan Machinery, Inc. (I)	4,849	71,426
Veritiv Corp. (I)	2,099	76,530
		2,933,798

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	14,459	$219,054
		57,612,503
Information technology - 16.4%
Communications equipment - 1.3%
ADTRAN, Inc.	12,730	206,863
Alliance Fiber Optic Products, Inc.	3,848	71,380
Applied Optoelectronics, Inc. (I)(L)	3,890	67,530
Bel Fuse, Inc., Class B	2,890	59,303
Black Box Corp.	4,151	83,020
CalAmp Corp. (I)	8,663	158,186
Calix, Inc. (I)	11,190	85,156
Ciena Corp. (I)	27,698	655,889
Comtech Telecommunications Corp.	3,885	112,859
Digi International, Inc. (I)	6,739	64,357
Extreme Networks, Inc. (I)	25,715	69,173
Finisar Corp. (I)	24,521	438,190
Harmonic, Inc. (I)	21,550	147,187
Infinera Corp. (I)	30,533	640,582
InterDigital, Inc.	8,489	482,939
Ixia (I)	14,564	181,176
KVH Industries, Inc. (I)	3,977	53,491
NETGEAR, Inc. (I)	8,112	243,522
Oclaro, Inc. (I)	25,930	58,602
Plantronics, Inc.	9,092	511,971
Polycom, Inc. (I)	31,840	364,250
Ruckus Wireless, Inc. (I)	17,837	184,435
ShoreTel, Inc. (I)	16,701	113,233
Sonus Networks, Inc. (I)	12,393	85,760
Ubiquiti Networks, Inc. (L)	7,324	233,745
ViaSat, Inc. (I)	10,027	604,227
		5,977,026
Electronic equipment, instruments and components - 2.4%
Anixter International, Inc.	6,601	430,055
AVX Corp.	10,570	142,272
Badger Meter, Inc.	3,407	216,310
Belden, Inc.	9,988	811,325
Benchmark Electronics, Inc. (I)	11,989	261,120
Checkpoint Systems, Inc.	10,457	106,452
Coherent, Inc. (I)	5,604	355,742
Control4 Corp. (I)(L)	5,385	47,873
CTS Corp.	8,064	155,393
Daktronics, Inc.	9,454	112,124
DTS, Inc. (I)	4,254	129,704
Electro Rent Corp.	5,091	55,288
Fabrinet (I)	8,463	158,512
FARO Technologies, Inc. (I)	4,165	194,506
FEI Company	9,732	807,075
GSI Group, Inc. (I)	8,553	128,552
II-VI, Inc. (I)	12,349	234,384
Insight Enterprises, Inc. (I)	9,125	272,929
InvenSense, Inc. (I)(L)	18,427	278,248
Itron, Inc. (I)	9,065	312,199
Kimball Electronics, Inc. (I)	7,231	105,500
Knowles Corp. (I)	20,044	362,796
Littelfuse, Inc.	5,270	500,070
Mercury Systems, Inc. (I)	8,444	123,620
Mesa Laboratories, Inc.	788	70,053
Methode Electronics, Inc.	9,037	248,066
MTS Systems Corp.	3,475	239,601
Multi-Fineline Electronix, Inc. (I)	2,317	50,650
Newport Corp. (I)	9,527	180,632
OSI Systems, Inc. (I)	4,651	329,244

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Park Electrochemical Corp.	5,181	$99,268
PC Connection, Inc.	2,689	66,526
Plexus Corp. (I)	7,924	347,705
RealD, Inc. (I)	9,972	122,955
Rofin-Sinar Technologies, Inc. (I)	6,752	186,355
Rogers Corp. (I)	4,324	285,989
Sanmina Corp. (I)	19,448	392,072
ScanSource, Inc. (I)	6,633	252,452
SYNNEX Corp.	6,698	490,227
Tech Data Corp. (I)	8,523	490,584
TTM Technologies, Inc. (I)	14,122	141,079
Universal Display Corp. (I)	9,500	491,435
Vishay Intertechnology, Inc.	31,363	366,320
Vishay Precision Group, Inc. (I)	3,495	52,635
		11,205,897
Internet software and services - 2.5%
Actua Corp. (I)	9,868	140,718
Angie’s List, Inc. (I)(L)	10,875	66,990
Bankrate, Inc. (I)	15,864	166,413
Bazaarvoice, Inc. (I)(L)	15,060	88,703
Benefitfocus, Inc. (I)	1,939	85,025
Blucora, Inc. (I)	9,712	156,849
Box, Inc., Class A (I)	3,361	62,649
Brightcove, Inc. (I)	8,836	60,615
Carbonite, Inc. (I)	4,613	54,480
ChannelAdvisor Corp. (I)	5,522	65,988
Cimpress NV (I)	7,676	646,012
comScore, Inc. (I)	8,124	432,684
Constant Contact, Inc. (I)	7,609	218,835
Cornerstone OnDemand, Inc. (I)	12,752	443,770
Coupons.com, Inc. (I)(L)	14,583	157,351
Cvent, Inc. (I)	5,588	144,059
Dealertrack Technologies, Inc. (I)	12,907	810,431
Demandware, Inc. (I)	7,852	558,120
DHI Group, Inc. (I)	11,167	99,275
EarthLink Holdings Corp.	24,907	186,553
Endurance International
Group Holdings, Inc. (I)	13,922	287,629
Envestnet, Inc. (I)	8,454	341,795
Everyday Health, Inc. (I)	5,387	68,846
Gogo, Inc. (I)(L)	13,393	287,012
GrubHub, Inc. (I)	17,633	600,756
GTT Communications, Inc. (I)	5,931	141,573
Hortonworks, Inc. (I)	1,921	48,640
Internap Corp. (I)	13,879	128,381
IntraLinks Holdings, Inc. (I)	9,828	117,051
j2 Global, Inc.	11,296	767,450
Limelight Networks, Inc. (I)	15,743	62,027
Liquidity Services, Inc. (I)	6,123	58,964
LivePerson, Inc. (I)	14,051	137,840
LogMeIn, Inc. (I)	5,825	375,654
Marin Software, Inc. (I)	7,834	52,801
Marketo, Inc. (I)(L)	8,238	231,158
Millennial Media, Inc. (I)	31,700	51,354
Monster Worldwide, Inc. (I)	21,834	142,794
New Relic, Inc. (I)	1,468	51,659
NIC, Inc.	15,666	286,374
OPOWER, Inc. (I)	6,447	74,205
Q2 Holdings, Inc. (I)	4,734	133,736
QuinStreet, Inc. (I)	9,142	58,966
Reis, Inc.	2,589	57,424
RetailMeNot, Inc. (I)	9,136	162,895

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Rocket Fuel, Inc. (I)(L)	6,748	$55,334
SciQuest, Inc. (I)	6,840	101,300
Shutterstock, Inc. (I)(L)	4,649	272,617
SPS Commerce, Inc. (I)	3,930	258,594
Stamps.com, Inc. (I)	3,379	248,593
TechTarget, Inc. (I)	5,503	49,142
Textura Corp. (I)(L)	4,680	130,244
TrueCar, Inc. (I)(L)	11,810	141,602
United Online, Inc. (I)	3,813	59,750
Web.com Group, Inc. (I)	10,449	253,075
WebMD Health Corp. (I)	8,889	393,605
Wix.com, Ltd. (I)	4,542	107,282
XO Group, Inc. (I)	6,502	106,308
Xoom Corp. (I)(L)	7,651	161,092
		11,711,042
IT services - 2.2%
Acxiom Corp. (I)	18,572	326,496
Blackhawk Network Holdings, Inc. (I)	12,812	527,854
CACI International, Inc., Class A (I)	5,592	452,337
Cardtronics, Inc. (I)	10,619	393,434
Cass Information Systems, Inc.	2,774	155,954
Ciber, Inc. (I)	20,449	70,549
Convergys Corp.	23,163	590,425
CSG Systems International, Inc.	7,592	240,363
Datalink Corp. (I)	5,746	51,369
EPAM Systems, Inc. (I)	11,500	819,145
Euronet Worldwide, Inc. (I)	12,211	753,419
EVERTEC, Inc.	15,462	328,413
ExlService Holdings, Inc. (I)	7,840	271,107
Forrester Research, Inc.	2,531	91,167
Global Cash Access Holdings, Inc. (I)	15,979	123,677
Heartland Payment Systems, Inc.	8,606	465,154
iGATE Corp. (I)	8,522	406,414
Lionbridge Technologies, Inc. (I)	16,961	104,649
Luxoft Holding, Inc. (I)	4,270	241,469
ManTech International Corp., Class A	5,684	164,836
MAXIMUS, Inc.	15,417	1,013,359
MoneyGram International, Inc. (I)	7,623	70,055
NeuStar, Inc., Class A (I)(L)	13,003	379,818
Perficient, Inc. (I)	8,501	163,559
Science Applications International Corp.	10,790	570,252
ServiceSource International, Inc. (I)	15,269	83,521
Sykes Enterprises, Inc. (I)	9,163	222,203
Syntel, Inc. (I)	7,375	350,165
TeleTech Holdings, Inc.	3,818	103,391
The Hackett Group, Inc.	6,401	85,965
Unisys Corp. (I)	11,818	236,242
Virtusa Corp. (I)	7,032	361,445
		10,218,206
Semiconductors and semiconductor equipment - 3.1%
Advanced Energy Industries, Inc. (I)	9,548	262,475
Advanced Micro Devices, Inc. (I)	150,492	361,181
Alpha & Omega Semiconductor, Ltd. (I)	6,001	52,449
Ambarella, Inc. (I)(L)	7,359	755,696
Amkor Technology, Inc. (I)	23,426	140,087
Applied Micro Circuits Corp. (I)	20,007	135,047
Axcelis Technologies, Inc. (I)	28,897	85,535
Brooks Automation, Inc.	15,958	182,719
Cabot Microelectronics Corp. (I)	5,635	265,465
Cascade Microtech, Inc. (I)	3,799	57,840
Cavium, Inc. (I)	12,953	891,296
CEVA, Inc. (I)	5,267	102,338

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cirrus Logic, Inc. (I)	14,832	$504,733
Cohu, Inc.	6,697	88,601
Diodes, Inc. (I)	8,584	206,960
DSP Group, Inc. (I)	6,005	62,032
Entegris, Inc. (I)	32,946	480,023
Exar Corp. (I)	9,377	91,707
Fairchild Semiconductor International, Inc. (I)	27,219	473,066
FormFactor, Inc. (I)	13,957	128,404
Inphi Corp. (I)	9,036	206,563
Integrated Device Technology, Inc. (I)	34,817	755,529
Integrated Silicon Solution, Inc.	7,403	163,902
Intersil Corp., Class A	30,943	387,097
IXYS Corp.	6,123	93,682
Kopin Corp. (I)	18,741	64,656
Lattice Semiconductor Corp. (I)	27,340	161,033
M/A-COM Technology
Solutions Holdings, Inc. (I)	5,589	213,779
Mattson Technology, Inc. (I)	19,317	64,712
MaxLinear, Inc., Class A (I)	12,298	148,806
Micrel, Inc.	10,167	141,321
Microsemi Corp. (I)	22,264	778,127
MKS Instruments, Inc.	12,530	475,388
Monolithic Power Systems, Inc.	9,184	465,721
Nanometrics, Inc. (I)	5,979	96,381
NeoPhotonics Corp. (I)	7,077	64,613
NVE Corp.	1,275	99,960
OmniVision Technologies, Inc. (I)	13,558	355,152
PDF Solutions, Inc. (I)	6,634	106,144
Pericom Semiconductor Corp.	5,598	73,614
Photronics, Inc. (I)	15,874	150,962
PMC-Sierra, Inc. (I)	40,827	349,479
Power Integrations, Inc.	6,848	309,393
Rambus, Inc. (I)	27,205	394,200
Rudolph Technologies, Inc. (I)	7,867	94,483
Semtech Corp. (I)	15,599	309,640
Sigma Designs, Inc. (I)	8,847	105,545
Silicon Laboratories, Inc. (I)	9,902	534,807
Synaptics, Inc. (I)	8,634	748,870
Tessera Technologies, Inc.	12,275	466,205
Ultra Clean Holdings, Inc. (I)	8,349	52,014
Ultratech, Inc. (I)	6,740	125,094
Veeco Instruments, Inc. (I)	9,488	272,685
Xcerra Corp. (I)	13,154	99,576
		14,256,787
Software - 4.2%
A10 Networks, Inc. (I)	8,695	55,996
ACI Worldwide, Inc. (I)	27,413	673,537
Advent Software, Inc.	12,290	543,341
American Software, Inc., Class A	6,177	58,682
Aspen Technology, Inc. (I)	20,027	912,230
AVG Technologies NV (I)	9,470	257,679
Barracuda Networks, Inc. (I)	1,995	79,042
Blackbaud, Inc.	11,025	627,874
Bottomline Technologies, Inc. (I)	9,643	268,172
BroadSoft, Inc. (I)	6,941	239,950
Callidus Software, Inc. (I)	13,264	206,653
CommVault Systems, Inc. (I)	10,593	449,249
Comverse, Inc. (I)	5,479	110,018
Digimarc Corp. (L)	1,992	89,919
Ebix, Inc. (L)	6,359	207,367
Ellie Mae, Inc. (I)	6,962	485,878
EnerNOC, Inc. (I)	6,750	65,475
Epiq Systems, Inc.	7,785	131,411

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ePlus, Inc. (I)	1,356	$103,937
Fair Isaac Corp.	7,257	658,790
Fleetmatics Group PLC (I)	8,897	416,647
Gigamon, Inc. (I)	6,481	213,808
Globant SA (I)	3,675	111,830
Glu Mobile, Inc. (I)(L)	28,840	179,096
Guidewire Software, Inc. (I)	16,506	873,663
HubSpot, Inc. (I)	4,507	223,457
Imperva, Inc. (I)	6,304	426,781
Infoblox, Inc. (I)	13,380	350,690
Interactive Intelligence Group, Inc. (I)	4,200	186,774
Jive Software, Inc. (I)	12,538	65,825
Manhattan Associates, Inc. (I)	17,347	1,034,749
Mentor Graphics Corp.	23,400	618,462
MicroStrategy, Inc., Class A (I)	2,179	370,604
Mobileiron, Inc. (I)	10,297	60,855
Model N, Inc. (I)	5,466	65,100
Monotype Imaging Holdings, Inc.	9,418	227,068
NetScout Systems, Inc. (I)(L)	8,819	323,393
Paycom Software, Inc. (I)	7,581	258,891
Paylocity Holding Corp. (I)	3,771	135,190
Pegasystems, Inc.	8,583	196,465
Progress Software Corp. (I)	11,944	328,460
Proofpoint, Inc. (I)	9,312	592,895
PROS Holdings, Inc. (I)	5,833	123,135
QAD, Inc., Class A	2,692	71,150
Qlik Technologies, Inc. (I)	21,508	751,920
Qualys, Inc. (I)	5,903	238,186
Rally Software Development Corp. (I)	6,182	120,240
RealPage, Inc. (I)	12,613	240,530
Rovi Corp. (I)	20,832	332,270
Sapiens International Corp. NV	6,265	65,031
Seachange International, Inc. (I)	8,633	60,517
Silver Spring Networks, Inc. (I)	8,930	110,821
Synchronoss Technologies, Inc. (I)	9,155	418,658
Take-Two Interactive Software, Inc. (I)	19,892	548,422
Tangoe, Inc. (I)	9,414	118,428
Telenav, Inc. (I)	7,691	61,913
The Rubicon Project, Inc. (I)	6,178	92,423
TiVo, Inc. (I)	23,093	234,163
TubeMogul, Inc. (I)	3,594	51,358
Tyler Technologies, Inc. (I)	7,874	1,018,738
Varonis Systems, Inc. (I)(L)	2,263	49,990
VASCO Data Security International, Inc. (I)(L)	6,958	210,062
Verint Systems, Inc. (I)	14,342	871,205
VirnetX Holding Corp. (I)(L)	11,482	48,224
Yodlee, Inc. (I)	4,640	67,002
Zendesk, Inc. (I)	12,892	286,331
Zix Corp. (I)	15,459	79,923
		19,756,543
Technology hardware, storage and peripherals - 0.7%
Avid Technology, Inc. (I)	7,905	105,453
Cray, Inc. (I)	9,744	287,545
Diebold, Inc.	15,061	527,135
Dot Hill Systems Corp. (I)	15,279	93,507
Eastman Kodak Company (I)(L)	4,657	78,238
Electronics For Imaging, Inc. (I)	10,992	478,262
Immersion Corp. (I)	7,191	91,110
Nimble Storage, Inc. (I)(L)	11,995	336,580
QLogic Corp. (I)	20,411	289,632
Quantum Corp. (I)	54,380	91,358
Silicon Graphics International Corp. (I)	9,475	61,303
Stratasys, Ltd. (I)	12,001	419,195

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Super Micro Computer, Inc. (I)	8,759	$259,091
Violin Memory, Inc. (I)(L)	24,050	58,923
		3,177,332
		76,302,833
Materials - 3.8%
Chemicals - 1.9%
A. Schulman, Inc.	6,855	299,701
American Vanguard Corp.	7,306	100,823
Axiall Corp.	16,500	594,825
Balchem Corp.	7,357	409,932
Calgon Carbon Corp.	12,185	236,145
Chase Corp.	1,686	67,019
Chemtura Corp. (I)	15,712	444,807
Ferro Corp. (I)	17,166	288,045
Flotek Industries, Inc. (I)(L)	13,018	163,116
FutureFuel Corp.	6,075	78,185
Hawkins, Inc.	2,656	107,276
HB Fuller Company	11,705	475,457
Innophos Holdings, Inc.	4,813	253,356
Innospec, Inc.	5,675	255,602
Intrepid Potash, Inc. (I)	13,281	158,575
KMG Chemicals, Inc.	2,448	62,277
Koppers Holdings, Inc.	4,916	121,524
Kraton Performance Polymers, Inc. (I)	7,454	178,002
Kronos Worldwide, Inc.	5,368	58,833
LSB Industries, Inc. (I)	4,686	191,376
Minerals Technologies, Inc.	8,118	553,079
Olin Corp. (L)	18,085	487,391
OM Group, Inc.	7,191	241,618
OMNOVA Solutions, Inc. (I)	11,840	88,682
PolyOne Corp.	20,801	814,775
Quaker Chemical Corp.	3,100	275,404
Rayonier Advanced Materials, Inc.	9,843	160,047
Rentech, Inc. (I)	62,017	66,358
Senomyx, Inc. (I)(L)	11,210	60,086
Sensient Technologies Corp.	10,885	743,881
Stepan Company	4,567	247,120
Trecora Resources (I)	5,342	80,664
Tredegar Corp.	6,058	133,942
Trinseo SA (I)(L)	2,744	73,649
Tronox, Ltd., Class A	15,201	222,391
		8,793,963
Construction materials - 0.1%
Headwaters, Inc. (I)	17,470	318,303
Summit Materials, Inc. (I)	6,090	155,295
U.S. Concrete, Inc. (I)	3,588	135,949
		609,547
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	1,112	61,382
Berry Plastics Group, Inc. (I)	27,935	905,077
Greif, Inc., Class A	7,256	260,128
Myers Industries, Inc.	5,970	113,430
		1,340,017
Metals and mining - 0.9%
AK Steel Holding Corp. (I)(L)	43,046	166,588
Carpenter Technology Corp.	11,935	461,646
Century Aluminum Company (I)	11,918	124,305
Cliffs Natural Resources, Inc.	37,256	161,318
Coeur Mining, Inc. (I)	32,614	186,226
Commercial Metals Company	27,213	437,585

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Globe Specialty Metals, Inc.	15,778	$279,271
Haynes International, Inc.	3,075	151,659
Hecla Mining Company	86,311	226,998
Horsehead Holding Corp. (I)(L)	13,805	161,795
Kaiser Aluminum Corp.	3,964	329,329
Materion Corp.	4,898	172,655
Molycorp, Inc. (I)(L)	50,057	4,530
Real Industry, Inc. (I)	6,064	68,826
RTI International Metals, Inc. (I)	7,317	230,632
Schnitzer Steel Industries, Inc., Class A	6,605	115,389
Stillwater Mining Company (I)	28,590	331,358
SunCoke Energy, Inc.	15,809	205,517
TimkenSteel Corp.	9,582	258,618
Worthington Industries, Inc.	11,398	342,624
		4,416,869
Paper and forest products - 0.6%
Boise Cascade Company (I)	9,172	336,429
Clearwater Paper Corp. (I)	4,401	252,177
Deltic Timber Corp.	2,610	176,540
KapStone Paper and Packaging Corp.	19,799	457,753
Louisiana-Pacific Corp. (I)	33,195	565,311
Neenah Paper, Inc.	3,920	231,123
PH Glatfelter Company	10,157	223,352
Schweitzer-Mauduit International, Inc.	7,102	283,228
Wausau Paper Corp.	10,589	97,207
		2,623,120
		17,783,516
Telecommunication services - 0.8%
Diversified telecommunication services - 0.7%
8x8, Inc. (I)	21,116	189,199
Atlantic Tele-Network, Inc.	2,478	171,180
Cincinnati Bell, Inc. (I)	49,813	190,286
Cogent Communications Holdings, Inc.	10,907	369,093
Consolidated Communications Holdings, Inc.	11,930	250,649
FairPoint Communications, Inc. (I)(L)	5,334	97,185
General Communication, Inc., Class A (I)	8,593	146,167
Globalstar, Inc. (I)(L)	115,499	243,703
Hawaiian Telcom Holdco, Inc. (I)	3,001	78,326
IDT Corp., Class B	4,291	77,581
inContact, Inc. (I)	15,019	148,238
Inteliquent, Inc.	8,232	151,469
Intelsat SA (I)(L)	6,845	67,902
Iridium Communications, Inc. (I)(L)	19,836	180,309
Lumos Networks Corp.	6,131	90,677
ORBCOMM, Inc. (I)	14,819	100,028
Pacific Datavision, Inc. (I)	3,203	134,942
Premiere Global Services, Inc. (I)	11,601	119,374
Straight Path
Communications, Inc., Class B (I)	2,391	78,401
Vonage Holdings Corp. (I)	43,793	215,024
Windstream Holdings, Inc. (I)	23,926	152,648
		3,252,381
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	9,266	76,537
Leap Wireless International, Inc. (I)	14,224	35,844
RingCentral, Inc., Class A (I)	12,869	237,948
Shenandoah Telecommunications Company	5,889	201,580
Spok Holdings, Inc.	5,745	96,746
		648,655
		3,901,036

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 3.1%
Electric utilities - 1.1%
ALLETE, Inc.	11,378	$527,825
Cleco Corp.	13,870	746,900
El Paso Electric Company	9,871	342,129
IDACORP, Inc.	11,689	656,220
MGE Energy, Inc.	8,579	332,265
Otter Tail Corp.	8,928	237,485
PNM Resources, Inc.	18,734	460,856
Portland General Electric Company	17,978	596,150
The Empire District Electric Company	10,291	224,344
UIL Holdings Corp.	13,406	614,263
Unitil Corp.	4,018	132,674
		4,871,111
Gas utilities - 0.9%
Chesapeake Utilities Corp.	3,732	200,968
New Jersey Resources Corp.	20,092	553,535
Northwest Natural Gas Company	6,173	260,377
ONE Gas, Inc.	12,227	520,381
Piedmont Natural Gas Company, Inc. (L)	18,355	648,115
South Jersey Industries, Inc.	16,223	401,195
Southwest Gas Corp.	10,911	580,574
The Laclede Group, Inc.	9,966	518,830
WGL Holdings, Inc.	11,689	634,596
		4,318,571
Independent power and renewable electricity producers - 0.6%
Abengoa Yield PLC (L)	11,435	358,144
Atlantic Power Corp. (L)	30,439	93,752
Dynegy, Inc. (I)	30,168	882,414
NRG Yield, Inc., Class A (L)	9,014	198,218
NRG Yield, Inc., Class C (L)	7,806	170,873
Ormat Technologies, Inc.	8,879	334,561
Pattern Energy Group, Inc.	12,377	351,259
Talen Energy Corp. (I)	19,596	336,267
Vivint Solar, Inc. (I)(L)	5,179	63,028
		2,788,516
Multi-utilities - 0.3%
Avista Corp.	14,597	447,398
Black Hills Corp.	10,542	460,158
NorthWestern Corp.	10,957	534,154
		1,441,710
Water utilities - 0.2%
American States Water Company	9,113	340,735
California Water Service Group	11,303	258,274
Connecticut Water Service, Inc.	3,278	111,976
Consolidated Water Company, Ltd.	4,372	55,087
Middlesex Water Company	4,020	90,691
SJW Corp.	4,066	124,786
York Water Company	3,265	68,108
		1,049,657
		14,469,565
TOTAL COMMON STOCKS (Cost $308,475,841)		$445,309,747

WARRANTS - 0.0%
Imperial Holdings, Inc. (Expiration
Date: 04/11/2019) (I)(N)	1,261	522
TOTAL WARRANTS (Cost $0)		$522

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 6.8%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	3,184,754	$31,864,098
TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,863,944)		$31,864,098
SHORT-TERM INVESTMENTS - 4.2%
Repurchase agreement - 4.2%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $19,545,000 on 07/01/2015,
collateralized by $19,865,000 U.S. Treasury
Notes, 2.125% due 06/30/2022 (valued at
$19,940,487, including interest)	$19,545,000	$19,545,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,545,000)		$19,545,000
Total Investments (Small Cap Index Trust)
(Cost $359,884,785) - 106.7%		$496,719,367
Other assets and liabilities, net - (6.7%)		(31,139,586)
TOTAL NET ASSETS - 100.0%		$465,579,781

Small Cap Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%
Consumer discretionary - 13.5%
Auto components - 0.5%
Cooper Tire & Rubber Company	4,753	$160,788
Federal-Mogul Holdings Corp. (I)	946	10,737
Fuel Systems Solutions, Inc. (I)	778	5,819
Lear Corp.	3,582	402,115
Modine Manufacturing Company (I)	6,862	73,629
Motorcar Parts of America, Inc. (I)	855	25,727
Shiloh Industries, Inc. (I)	1,515	19,619
Spartan Motors, Inc.	7,540	34,533
Standard Motor Products, Inc.	3,972	139,497
Stoneridge, Inc. (I)	3,538	41,430
Strattec Security Corp.	924	63,479
Superior Industries International, Inc.	6,173	113,028
Sypris Solutions, Inc.	1,826	2,648
The Goodyear Tire & Rubber Company	4,757	143,424
		1,236,473
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,952	234,156
VOXX International Corp. (I)	3,131	25,925
Weyco Group, Inc.	1,316	39,243
		299,324
Diversified consumer services - 0.6%
American Public Education, Inc. (I)	112	2,881
Apollo Education Group, Inc. (I)	1,506	19,397
Ascent Capital Group, Inc., Class A (I)	3,168	135,400
Bridgepoint Education, Inc. (I)	3,463	33,106
Career Education Corp. (I)	16,001	52,803
Carriage Services, Inc.	1,797	42,912
Graham Holdings Company, Class B	733	788,012
Lincoln Educational Services Corp.	1,100	2,222
National American University Holdings, Inc.	4,665	13,575
Regis Corp. (I)	8,945	140,973
Service Corp. International	13,149	386,975

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Steiner Leisure, Ltd. (I)	996	$53,565
Universal Technical Institute, Inc.	3,087	26,548
		1,698,369
Hotels, restaurants and leisure - 4.0%
Ambassadors Group, Inc. (I)	4,023	9,816
Ark Restaurants Corp.	64	1,602
Belmond, Ltd., Class A (I)	12,313	153,789
Biglari Holdings, Inc. (I)	376	155,570
BJ’s Restaurants, Inc. (I)	1,903	92,200
Bob Evans Farms, Inc.	1,818	92,809
Brinker International, Inc.	22,641	1,305,254
Canterbury Park Holding Corp.	200	2,154
Churchill Downs, Inc.	2,448	306,122
Cracker Barrel Old Country Store, Inc. (L)	9,068	1,352,583
DineEquity, Inc.	2,804	277,848
Dover Motorsports, Inc.	400	884
Frisch’s Restaurants, Inc.	1,329	44,615
Gaming Partners International Corp. (I)	800	8,088
International Speedway Corp., Class A	4,386	160,835
Luby’s, Inc. (I)	6,251	30,317
Marriott Vacations Worldwide Corp.	7,054	647,205
Monarch Casino & Resort, Inc. (I)	1,278	26,276
Papa John’s International, Inc.	19,552	1,478,327
RCI Hospitality Holdings, Inc. (I)	2,439	29,024
Red Lion Hotels Corp. (I)	3,000	22,980
Red Robin Gourmet Burgers, Inc. (I)	16,242	1,393,888
Ruby Tuesday, Inc. (I)	9,400	58,938
SeaWorld Entertainment, Inc.	556	10,253
Sonic Corp.	45,236	1,302,797
Speedway Motorsports, Inc.	7,031	159,252
The Marcus Corp.	3,816	73,191
The Wendy’s Company	50,737	572,313
Vail Resorts, Inc.	6,868	749,986
		10,518,916
Household durables - 2.2%
Bassett Furniture Industries, Inc.	2,333	66,281
Beazer Homes USA, Inc. (I)	54,437	1,086,018
Cavco Industries, Inc. (I)	606	45,717
CSS Industries, Inc.	976	29,524
Emerson Radio Corp.	4,869	5,648
Ethan Allen Interiors, Inc.	1,402	36,929
Flexsteel Industries, Inc.	1,750	75,408
Helen of Troy, Ltd. (I)	21,487	2,094,768
Hooker Furniture Corp.	2,555	64,156
La-Z-Boy, Inc.	51,720	1,362,305
Lennar Corp., Class B	646	27,856
Lifetime Brands, Inc.	2,931	43,291
M/I Homes, Inc. (I)	2,195	54,151
MDC Holdings, Inc.	2,843	85,205
Meritage Homes Corp. (I)	1,652	77,793
NACCO Industries, Inc., Class A	1,100	66,836
PulteGroup, Inc.	4,758	95,874
Skullcandy, Inc. (I)	5,061	38,818
Skyline Corp. (I)	1,252	3,681
Standard Pacific Corp. (I)	4,889	43,561
Stanley Furniture Company, Inc. (I)	2,340	6,950
The Ryland Group, Inc.	4,067	188,587
Toll Brothers, Inc. (I)	2,320	88,601
TRI Pointe Homes, Inc. (I)	2,176	33,293
Universal Electronics, Inc. (I)	1,910	95,194
		5,816,445

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	$50,407
FTD Companies, Inc. (I)	152	4,285
Geeknet, Inc. (I)	1,183	23,589
Liberty TripAdvisor Holdings, Inc., Class A (I)	2,185	70,401
Liberty Ventures, Series A (I)	572	22,462
Shutterfly, Inc. (I)	1,376	65,787
		236,931
Leisure products - 0.1%
Callaway Golf Company	14,553	130,104
Escalade, Inc.	3,529	64,898
JAKKS Pacific, Inc. (I)(L)	2,278	22,529
Johnson Outdoors, Inc., Class A	2,170	51,104
Vista Outdoor, Inc. (I)	2,740	123,026
		391,661
Media - 1.1%
AH Belo Corp., Class A	4,238	23,733
Ballantyne Strong, Inc. (I)	1,114	5,225
Beasley Broadcast Group, Inc., Class A	502	2,324
Cumulus Media, Inc., Class A (I)	15,145	30,744
Entercom Communications Corp., Class A (I)	7,530	85,993
Gannett Company, Inc. (I)	6,760	94,572
Gray Television, Inc. (I)	10,200	159,936
Harte-Hanks, Inc.	8,315	49,557
John Wiley & Sons, Inc., Class A	1,531	83,240
Journal Media Group, Inc.	3,374	27,970
Meredith Corp.	3,094	161,352
Nexstar Broadcasting Group, Inc., Class A	21,979	1,230,824
Radio One, Inc., Class D (I)(L)	2,400	7,608
Salem Media Group	4,439	28,099
Scholastic Corp.	1,609	71,005
Sizmek, Inc. (I)	2,300	16,330
Tegna, Inc.	13,520	433,586
The EW Scripps Company, Class A	7,298	166,759
The Madison Square Garden, Inc., Class A (I)	2,385	199,124
The McClatchy Company, Class A (I)	8,440	9,115
Time, Inc.	3,231	74,345
		2,961,441
Multiline retail - 0.2%
Dillard’s, Inc., Class A	3,618	380,577
Fred’s, Inc., Class A	2,000	38,580
Gordmans Stores, Inc. (I)	3,030	18,574
		437,731
Specialty retail - 3.5%
Aaron’s, Inc.	16,868	610,790
Abercrombie & Fitch Company, Class A	3,400	73,134
American Eagle Outfitters, Inc.	1,997	34,388
Ascena Retail Group, Inc. (I)	4,108	68,419
Barnes & Noble, Inc. (I)	9,769	253,603
bebe stores, Inc.	7,863	15,726
Big 5 Sporting Goods Corp.	1,104	15,688
Books-A-Million, Inc. (I)	3,850	11,011
Build-A-Bear Workshop, Inc. (I)	3,889	62,185
Caleres, Inc.	7,015	222,937
Chico’s FAS, Inc.	12,444	206,944
Christopher & Banks Corp. (I)	488	1,957
Citi Trends, Inc. (I)	3,741	90,532
Conn’s, Inc. (I)	76	3,017
GameStop Corp., Class A (L)	9,722	417,657
Genesco, Inc. (I)	2,034	134,305
GNC Holdings, Inc., Class A	20,935	931,189
Group 1 Automotive, Inc.	4,596	417,455

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Guess?, Inc.	503	$9,643
Haverty Furniture Companies, Inc.	3,990	86,264
hhgregg, Inc. (I)(L)	2,951	9,856
MarineMax, Inc. (I)	4,789	112,589
New York & Company, Inc. (I)	5,638	15,110
Office Depot, Inc. (I)	31,041	268,815
Penske Automotive Group, Inc.	31,504	1,641,673
Perfumania Holdings, Inc. (I)	848	4,817
Pier 1 Imports, Inc.	41,392	522,781
Rent-A-Center, Inc.	7,876	223,285
Shoe Carnival, Inc.	3,229	93,189
Sonic Automotive, Inc., Class A	1,811	43,156
Stage Stores, Inc.	5,877	103,024
Stein Mart, Inc.	4,251	44,508
Systemax, Inc. (I)	7,064	61,033
Tandy Leather Factory, Inc.	1,690	14,534
The Cato Corp., Class A	1,957	75,853
The Children’s Place Retail Stores, Inc.	1,737	113,617
The Finish Line, Inc., Class A	3,829	106,523
The Men’s Wearhouse, Inc.	7,100	454,897
The Michaels Companies, Inc. (I)	53,445	1,438,205
The Pep Boys - Manny, Moe & Jack (I)	11,993	147,154
Trans World Entertainment Corp. (I)	6,243	22,849
Vitamin Shoppe, Inc. (I)	1,560	58,141
West Marine, Inc. (I)	5,421	52,258
Zumiez, Inc. (I)	400	10,652
		9,305,363
Textiles, apparel and luxury goods - 1.1%
Charles & Colvard, Ltd. (I)	3,400	5,134
Columbia Sportswear Company	24,444	1,477,884
Culp, Inc.	1,603	49,693
Delta Apparel, Inc. (I)	500	7,150
G-III Apparel Group, Ltd. (I)	1,377	96,872
Iconix Brand Group, Inc. (I)	8,941	223,257
Lakeland Industries, Inc. (I)	1,110	12,698
Movado Group, Inc.	3,138	85,228
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)	2,800	66,556
Rocky Brands, Inc.	1,478	27,639
Skechers U.S.A., Inc., Class A (I)	3,807	417,971
Superior Uniform Group, Inc.	3,426	56,666
Unifi, Inc. (I)	3,647	122,175
Wolverine World Wide, Inc.	4,795	136,562
		2,785,485
		35,688,139
Consumer staples - 2.5%

Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,135	171,464
Craft Brew Alliance, Inc. (I)	2,909	32,174
MGP Ingredients, Inc.	2,764	46,490
		250,128
Food and staples retailing - 0.3%
Casey’s General Stores, Inc.	681	65,199
Ingles Markets, Inc., Class A	3,007	143,644
SpartanNash Company	6,227	202,627
The Andersons, Inc.	3,784	147,576
Village Super Market, Inc., Class A	685	21,708
Weis Markets, Inc.	5,260	221,709
		802,463

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products - 1.9%
Alico, Inc.	341	$15,468
Cal-Maine Foods, Inc. (L)	1,835	95,787
Darling Ingredients, Inc. (I)	5,913	86,685
Dean Foods Company	7,003	113,239
Diamond Foods, Inc. (I)	208	6,527
Fresh Del Monte Produce, Inc.	9,412	363,868
Ingredion, Inc.	6,096	486,522
John B. Sanfilippo & Son, Inc.	2,004	104,008
Landec Corp. (I)	3,865	55,772
Omega Protein Corp. (I)	4,487	61,696
Pinnacle Foods, Inc.	42,061	1,915,458
Post Holdings, Inc. (I)	6,222	335,552
Sanderson Farms, Inc. (L)	2,059	154,754
Seaboard Corp. (I)	58	208,742
Seneca Foods Corp., Class A (I)	1,409	39,128
Snyder’s-Lance, Inc.	6,364	205,366
TreeHouse Foods, Inc. (I)	11,806	956,640
		5,205,212
Household products - 0.1%
Central Garden & Pet Company (I)	2,553	26,960
Central Garden & Pet Company, Class A (I)	7,962	90,846
HRG Group, Inc. (I)	227	2,951
Oil-Dri Corp. of America	531	16,132
Orchids Paper Products Company	1,176	28,306
		165,195
Personal products - 0.0%
CCA Industries, Inc. (I)	1,277	4,023
Inter Parfums, Inc.	1,132	38,409
Mannatech, Inc. (I)	276	4,940
Natural Alternatives International, Inc. (I)	200	1,133
Nutraceutical International Corp. (I)	2,093	51,781
		100,286
Tobacco - 0.1%
Universal Corp.	3,597	206,180
		6,729,464
Energy - 5.6%
Energy equipment and services - 2.9%
Atwood Oceanics, Inc. (L)	6,364	168,264
Basic Energy Services, Inc. (I)	9,528	71,936
Bristow Group, Inc.	5,929	316,016
C&J Energy Services, Ltd. (I)	1,651	21,793
Dawson Geophysical Company (I)	3,760	17,672
Diamond Offshore Drilling, Inc.	383	9,885
ENGlobal Corp. (I)	4,600	6,210
Era Group, Inc. (I)	4,560	93,389
Exterran Holdings, Inc.	12,331	402,607
Forum Energy Technologies, Inc. (I)	63,670	1,291,228
Gulf Island Fabrication, Inc.	3,019	33,722
Gulfmark Offshore, Inc., Class A (L)	5,053	58,615
Helix Energy Solutions Group, Inc. (I)	57,756	729,458
Hornbeck Offshore Services, Inc. (I)(L)	5,300	108,809
Key Energy Services, Inc. (I)	30,610	55,098
Matrix Service Company (I)	2,731	49,923
McDermott International, Inc. (I)(L)	20,409	108,984
Mitcham Industries, Inc. (I)	2,431	10,186
Nabors Industries, Ltd.	34,704	500,779
Natural Gas Services Group, Inc. (I)	2,620	59,788
Newpark Resources, Inc. (I)	12,359	100,479
Noble Corp. PLC	6,354	97,788
Nuverra Environmental Solutions, Inc. (I)	37	232

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Oil States International, Inc. (I)	1,067	$39,724
Pacific Drilling SA (I)(L)	34,499	96,597
Parker Drilling Company (I)	22,288	73,996
Patterson-UTI Energy, Inc.	23,683	445,596
PHI, Inc. (I)	443	14,353
PHI, Inc. (I)	3,660	109,873
Pioneer Energy Services Corp. (I)	13,400	84,956
Precision Drilling Corp. (L)	144,124	968,513
Rowan Companies PLC, Class A	15,569	328,662
RPC, Inc.	163	2,254
SEACOR Holdings, Inc. (I)	3,829	271,629
Superior Energy Services, Inc.	15,724	330,833
Tesco Corp.	9,436	102,852
TETRA Technologies, Inc. (I)	11,674	74,480
Tidewater, Inc. (L)	8,035	182,636
Unit Corp. (I)	9,506	257,803
Willbros Group, Inc. (I)	7,146	9,147
		7,706,765
Oil, gas and consumable fuels - 2.7%
Adams Resources & Energy, Inc.	724	32,290
Alon USA Energy, Inc.	7,477	141,315
Approach Resources, Inc. (I)	366	2,507
Bill Barrett Corp. (I)(L)	4,721	40,553
Bonanza Creek Energy, Inc. (I)	3,889	70,974
Callon Petroleum Company (I)	9,369	77,950
Carrizo Oil & Gas, Inc. (I)	3,951	194,547
Clayton Williams Energy, Inc. (I)	1,167	76,730
Cloud Peak Energy, Inc. (I)	3,741	17,433
Comstock Resources, Inc. (L)	9,273	30,879
Contango Oil & Gas Company (I)	3,786	46,454
CVR Energy, Inc.	207	7,791
Delek US Holdings, Inc.	9,835	362,125
Denbury Resources, Inc.	38,287	243,505
DHT Holdings, Inc.	1,653	12,844
Energy XXI, Ltd. (L)	22,008	57,881
GasLog, Ltd.	1,604	32,000
Gastar Exploration, Inc. (I)	1,880	5,809
Green Plains, Inc.	7,544	207,837
Gulfport Energy Corp. (I)	65	2,616
HollyFrontier Corp.	1,868	79,745
Matador Resources Company (I)	2,434	60,850
Newfield Exploration Company (I)	15,572	562,461
Northern Oil and Gas, Inc. (I)(L)	14,231	96,344
Oasis Petroleum, Inc. (I)(L)	597	9,462
Overseas Shipholding Group, Inc., Class B (I)	4,700	16,450
Panhandle Oil and Gas, Inc., Class A	2,510	51,932
PBF Energy, Inc., Class A	5,631	160,033
Peabody Energy Corp. (L)	27,624	60,497
Penn Virginia Corp. (I)(L)	14,914	65,323
Renewable Energy Group, Inc. (I)	2,214	25,594
Rex Energy Corp. (I)(L)	5,655	31,611
Rosetta Resources, Inc. (I)	797	18,443
SandRidge Energy, Inc. (I)(L)	88,358	77,490
Scorpio Tankers, Inc.	144,944	1,462,485
SemGroup Corp., Class A	16,385	1,302,280
Ship Finance International, Ltd. (L)	1,300	21,216
SM Energy Company	1,320	60,878
Stone Energy Corp. (I)	9,615	121,053
Swift Energy Company (I)(L)	6,984	14,178
Triangle Petroleum Corp. (I)(L)	2,529	12,696
Ultra Petroleum Corp. (I)(L)	50,179	628,241
VAALCO Energy, Inc. (I)	8,997	19,254
W&T Offshore, Inc. (L)	8,147	44,646

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Warren Resources, Inc. (I)(L)	16,948	$7,796
Western Refining, Inc.	5,290	230,750
Whiting Petroleum Corp. (I)	387	13,003
WPX Energy, Inc. (I)	6,075	74,601
		6,993,352
		14,700,117
Financials - 24.6%

Banks - 10.6%
1st Source Corp.	3,630	123,856
Access National Corp.	1,661	32,290
American National Bankshares, Inc.	1,848	44,001
American River Bankshares (I)	2,249	20,961
Ameris Bancorp	1,681	42,512
Associated Banc-Corp.	23,411	474,540
BancFirst Corp.	1,402	91,761
BancorpSouth, Inc.	9,223	237,584
Bank of Commerce Holdings	3,606	20,662
Bank of the Ozarks, Inc.	34,119	1,560,944
BankUnited, Inc.	37,837	1,359,483
Banner Corp.	2,172	104,104
Bar Harbor Bankshares	1,000	35,430
BB&T Corp.	0	9
BBCN Bancorp, Inc.	8,868	131,158
BCB Bancorp, Inc.	1,477	18,049
Berkshire Hills Bancorp, Inc.	4,748	135,223
BNC Bancorp	103	1,991
Boston Private Financial Holdings, Inc.	9,773	131,056
Bridge Capital Holdings (I)	162	4,828
Bryn Mawr Bank Corp.	1,969	59,385
C&F Financial Corp.	627	23,230
Camden National Corp.	1,148	44,428
Capital Bank Financial Corp., Class A (I)	377	10,959
Capital City Bank Group, Inc.	3,946	60,255
Cardinal Financial Corp.	4,331	94,372
Cathay General Bancorp	9,018	292,634
CenterState Banks, Inc.	3,102	41,908
Central Pacific Financial Corp.	3,754	89,158
Century Bancorp, Inc., Class A	836	33,992
Chemical Financial Corp.	3,570	118,024
Chemung Financial Corp.	966	25,580
CIT Group, Inc.	5,634	261,925
City Holding Company (L)	2,400	118,200
CNB Financial Corp.	1,962	36,101
CoBiz Financial, Inc.	5,646	73,793
Columbia Banking System, Inc.	4,816	156,713
Community Bank Systems, Inc.	3,485	131,628
Community Trust Bancorp, Inc.	2,447	85,327
ConnectOne Bancorp, Inc.	23	495
Customers Bancorp, Inc. (I)	34	914
CVB Financial Corp.	5,401	95,112
East West Bancorp, Inc.	36,357	1,629,521
Eastern Virginia Bankshares, Inc.	2,996	18,905
Enterprise Bancorp, Inc.	236	5,532
Enterprise Financial Services Corp.	2,969	67,604
Farmers Capital Bank Corp. (I)	1,551	44,095
Fidelity Southern Corp.	3,081	53,733
Financial Institutions, Inc.	1,481	36,788
First BanCorp (I)	40,964	197,446
First Bancorp North Carolina	4,396	73,325
First Bancorp, Inc.	1,769	34,389
First Busey Corp.	12,619	82,907
First Business Financial Services, Inc.	683	32,019

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Commonwealth Financial Corp.	15,940	$152,865
First Community Bancshares, Inc.	4,630	84,359
First Connecticut Bancorp, Inc.	3,963	62,893
First Financial Bancorp	4,968	89,126
First Financial Corp.	1,877	67,122
First Interstate BancSystem, Inc., Class A	1,660	46,048
First Merchants Corp.	4,679	115,571
First Midwest Bancorp, Inc.	7,500	142,275
First NBC Bank Holding Company (I)	54	1,944
First South Bancorp, Inc.	1,628	12,861
FirstMerit Corp.	6,279	130,792
Flushing Financial Corp.	4,247	89,229
FNB Corp.	14,631	209,516
Fulton Financial Corp.	18,259	238,463
German American Bancorp, Inc.	1,901	55,984
Glacier Bancorp, Inc.	48,070	1,414,219
Great Southern Bancorp, Inc.	2,054	86,556
Guaranty Bancorp	3,284	54,219
Hancock Holding Company	3,864	123,300
Hanmi Financial Corp.	4,672	116,052
Heartland Financial USA, Inc.	2,428	90,370
Heritage Commerce Corp.	2,996	28,792
Heritage Financial Corp.	1,481	26,465
Hilltop Holdings, Inc. (I)	2,971	71,571
Horizon Bancorp	1,444	36,042
Hudson Valley Holding Corp.	2,926	82,542
IBERIABANK Corp.	20,605	1,405,879
Independent Bank Corp. (Massachusetts) (L)	2,831	132,746
Independent Bank Corp. (Michigan)	206	2,793
International Bancshares Corp.	8,607	231,270
Investors Bancorp, Inc.	8,539	105,030
Lakeland Bancorp, Inc.	4,261	50,663
Lakeland Financial Corp.	2,332	101,139
LegacyTexas Financial Group, Inc.	3,326	100,445
LNB Bancorp, Inc.	2,266	41,921
Macatawa Bank Corp. (L)	8,394	44,488
MainSource Financial Group, Inc.	4,125	90,544
MB Financial, Inc.	9,932	342,058
MBT Financial Corp. (I)	3,223	18,500
Mercantile Bank Corp.	1,266	27,105
Merchants Bancshares, Inc.	1,017	33,632
Metro Bancorp, Inc.	2,159	56,436
MidSouth Bancorp, Inc.	1,822	27,804
MidWestOne Financial Group, Inc.	1,343	44,212
National Bank Holdings Corp., Class A	117	2,437
National Penn Bancshares, Inc.	21,597	243,614
NBT Bancorp, Inc.	3,823	100,048
NewBridge Bancorp	2,707	24,174
Northrim BanCorp, Inc.	1,530	39,214
Norwood Financial Corp.	792	23,221
OFG Bancorp	6,515	69,515
Old National Bancorp	9,994	144,513
Old Second Bancorp, Inc. (I)	2,721	17,959
Pacific Continental Corp.	2,749	37,194
Pacific Mercantile Bancorp (I)	2,510	19,051
Pacific Premier Bancorp, Inc. (I)	2,434	41,281
PacWest Bancorp	32,914	1,539,059
Park Sterling Corp.	10,501	75,607
Peapack Gladstone Financial Corp.	1,625	36,108
Penns Woods Bancorp, Inc.	792	34,919
People’s United Financial, Inc.	40,405	654,965
Peoples Bancorp, Inc.	2,153	50,251
Pinnacle Financial Partners, Inc.	5,876	319,478

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	1,883	$56,584
Premier Financial Bancorp, Inc.	2,052	31,703
PrivateBancorp, Inc.	43,539	1,733,723
Prosperity Bancshares, Inc.	3,424	197,702
QCR Holdings, Inc.	1,521	33,097
Renasant Corp. (L)	4,209	137,213
Republic Bancorp, Inc., Class A	4,422	113,645
Republic First Bancorp, Inc. (I)(L)	3,612	12,534
S&T Bancorp, Inc.	4,287	126,852
Sandy Spring Bancorp, Inc.	3,480	97,370
Shore Bancshares, Inc. (I)	2,225	20,982
Sierra Bancorp	2,175	37,649
Simmons First National Corp., Class A	600	28,008
South State Corp.	543	41,263
Southern National Bancorp of Virginia, Inc.	1,959	21,706
Southwest Bancorp, Inc.	4,604	85,680
State Bank Financial Corp.	325	7,053
Sterling Bancorp	3,891	57,198
Stock Yards Bancorp, Inc.	2,115	79,926
Suffolk Bancorp	1,938	49,729
Sun Bancorp, Inc. (I)	692	13,321
Susquehanna Bancshares, Inc.	34,060	480,927
Synovus Financial Corp.	54,042	1,665,574
TCF Financial Corp.	13,027	216,378
Texas Capital Bancshares, Inc. (I)	224	13,942
The Bancorp, Inc. (I)	3,062	28,415
Tompkins Financial Corp.	2,251	120,924
Towne Bank (L)	7,025	114,437
Trustmark Corp.	6,295	157,249
UMB Financial Corp.	1,923	109,649
Umpqua Holdings Corp.	2,076	37,347
Union Bankshares Corp.	6,132	142,508
Union Bankshares, Inc.	798	20,852
United Bankshares, Inc.	3,754	151,023
United Community Banks, Inc.	782	16,320
Univest Corp. of Pennsylvania	3,806	77,490
Valley National Bancorp	3,683	37,972
Washington Trust Bancorp, Inc.	2,598	102,569
WesBanco, Inc.	6,177	210,142
West Bancorp, Inc.	2,345	46,525
WestAmerica Bancorp. (L)	256	12,966
Western Alliance Bancorp (I)	49,172	1,660,047
Wilshire Bancorp, Inc.	2,642	33,368
Wintrust Financial Corp.	7,349	392,290
Zions Bancorporation	22,683	719,845
		28,210,985
Capital markets - 2.3%
Calamos Asset Management, Inc., Class A	4,844	59,339
Cowen Group, Inc., Class A (I)	27,926	178,726
E*TRADE Financial Corp. (I)	62,019	1,857,469
Evercore Partners, Inc., Class A	21,912	1,182,372
Interactive Brokers Group, Inc., Class A	3,648	151,611
INTL. FCStone, Inc. (I)	4,806	159,751
Investment Technology Group, Inc.	2,461	61,033
Janus Capital Group, Inc.	93,591	1,602,278
JMP Group LLC	4,808	37,502
KCG Holdings, Inc., Class A (I)	766	9,445
Legg Mason, Inc.	15,115	778,876
Oppenheimer Holdings, Inc., Class A	3,213	84,438
Piper Jaffray Companies (I)	800	34,912
		6,197,752

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance - 0.2%
Asta Funding, Inc. (I)	2,925	$24,512
Cash America International, Inc.	3,600	94,284
Encore Capital Group, Inc. (I)(L)	2,320	99,157
Imperial Holdings, Inc. (I)	5,828	33,744
Navient Corp.	4,932	89,812
Nelnet, Inc., Class A	4,156	179,996
Nicholas Financial, Inc. (I)	75	954
The First Marblehead Corp. (I)	834	4,804
		527,263
Diversified financial services - 0.3%
California First National Bancorp	1,653	22,299
Marlin Business Services Corp.	1,698	28,662
NewStar Financial, Inc. (I)	8,366	92,026
PHH Corp. (I)	10,506	273,471
PICO Holdings, Inc. (I)	2,493	36,697
Resource America, Inc., Class A	3,450	29,015
The NASDAQ OMX Group, Inc.	4,492	219,255
		701,425
Insurance - 7.3%
Alleghany Corp. (I)	1,828	856,893
Allied World Assurance Company Holdings AG	14,175	612,644
Ambac Financial Group, Inc. (I)	1,536	25,559
American Equity Investment Life Holding Company	12,334	332,771
American Financial Group, Inc.	34,026	2,213,051
American Independence Corp. (I)	1,482	13,960
American National Insurance Company	3,816	390,453
AMERISAFE, Inc.	2,629	123,721
Arch Capital Group, Ltd. (I)	578	38,703
Argo Group International Holdings, Ltd.	5,617	312,867
Aspen Insurance Holdings, Ltd.	11,100	531,690
Assurant, Inc.	11,377	762,259
Assured Guaranty, Ltd.	29,501	707,729
Axis Capital Holdings, Ltd.	15,915	849,384
Baldwin & Lyons, Inc., Class B	2,973	68,438
Cincinnati Financial Corp.	742	37,234
CNO Financial Group, Inc.	40,256	738,698
Donegal Group, Inc., Class A	4,559	69,434
EMC Insurance Group, Inc.	4,539	113,793
Employers Holdings, Inc.	2,717	61,893
Endurance Specialty Holdings, Ltd.	7,972	523,760
Enstar Group, Ltd. (I)	1,114	172,614
FBL Financial Group, Inc., Class A	4,766	275,094
Federated National Holding Company	1,090	26,378
First Acceptance Corp. (I)	7,986	25,555
Global Indemnity PLC (I)	2,945	82,696
Greenlight Capital Re, Ltd., Class A (I)	2,616	76,309
Hallmark Financial Services, Inc. (I)	4,008	45,611
HCC Insurance Holdings, Inc.	5,773	443,597
Horace Mann Educators Corp.	7,361	267,793
Independence Holding Company	3,958	52,206
Investors Title Company	438	31,050
Kemper Corp.	10,243	394,868
Maiden Holdings, Ltd.	14,084	222,246
MBIA, Inc. (I)	22,405	134,654
Meadowbrook Insurance Group, Inc.	8,411	72,335
Montpelier Re Holdings, Ltd.	3,588	141,726
National Western Life Insurance Company, Class A	888	212,667
Old Republic International Corp.	21,705	339,249
OneBeacon Insurance Group, Ltd., Class A	1,216	17,644
PartnerRe, Ltd.	6,393	821,501

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	2,515	$114,910
ProAssurance Corp.	2,620	121,070
Reinsurance Group of America, Inc.	6,635	629,462
RenaissanceRe Holdings, Ltd.	4,261	432,534
Safety Insurance Group, Inc.	2,275	131,290
Selective Insurance Group, Inc.	5,508	154,499
StanCorp Financial Group, Inc.	22,099	1,670,905
State Auto Financial Corp.	4,187	100,279
Stewart Information Services Corp.	4,753	189,169
Symetra Financial Corp.	20,782	502,301
The Hanover Insurance Group, Inc.	7,058	522,504
The Navigators Group, Inc. (I)	2,644	205,069
The Phoenix Companies, Inc. (I)	1,081	19,717
United Fire Group, Inc.	2,908	95,266
Universal Insurance Holdings, Inc.	2,064	49,949
Validus Holdings, Ltd.	13,176	579,612
W.R. Berkley Corp.	8,792	456,569
White Mountains Insurance Group, Ltd.	96	62,874
		19,278,706
Real estate investment trusts - 1.3%
Communications Sales & Leasing, Inc.	2,243	55,447
Cousins Properties, Inc.	121,600	1,262,208
LaSalle Hotel Properties	29,911	1,060,644
The GEO Group, Inc.	29,484	1,007,173
		3,385,472
Real estate management and development - 1.1%
Alexander & Baldwin, Inc.	2,878	113,393
AV Homes, Inc. (I)	1,798	25,837
Forestar Group, Inc. (I)	1,413	18,595
FRP Holdings, Inc. (I)	1,350	43,781
Griffin Land & Nurseries, Inc.	892	28,580
Jones Lang LaSalle, Inc.	9,684	1,655,964
Kennedy-Wilson Holdings, Inc.	47,225	1,161,263
Stratus Properties, Inc. (I)	1,025	14,678
		3,062,091
Thrifts and mortgage finance - 1.5%
Alliance Bancorp, Inc. of Pennsylvania	1,263	28,784
ASB Bancorp, Inc. (I)	799	17,306
Astoria Financial Corp.	18,702	257,901
Bank Mutual Corp.	10,661	81,770
BankFinancial Corp.	4,835	56,956
BBX Capital Corp., Class A (I)	241	3,914
Brookline Bancorp, Inc.	16,329	184,354
Cape Bancorp, Inc.	2,925	27,671
Capitol Federal Financial, Inc.	24,655	296,846
Chicopee Bancorp, Inc.	783	12,912
Dime Community Bancshares, Inc.	5,215	88,342
ESSA Bancorp, Inc.	897	11,535
EverBank Financial Corp.	3,869	76,026
Federal Agricultural Mortgage Corp., Class C	1,713	49,780
First Defiance Financial Corp.	2,186	82,041
First Financial Northwest, Inc.	3,879	48,332
Flagstar Bancorp, Inc. (I)	10,983	202,966
Fox Chase Bancorp, Inc.	2,071	35,041
Heritage Financial Group, Inc.	1,953	58,942
HF Financial Corp.	1,526	23,149
Hingham Institution for Savings	425	48,922
Home Bancorp, Inc.	1,668	42,100
HomeStreet, Inc. (I)	1,732	39,524
HopFed Bancorp, Inc.	1,799	21,282
Hudson City Bancorp, Inc.	10,866	107,356

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Lake Sunapee Bank Group	1,485	$21,429
Louisiana Bancorp, Inc.	100	2,385
Meridian Bancorp, Inc. (I)	374	5,015
Meta Financial Group, Inc.	965	41,418
New York Community Bancorp, Inc. (L)	32,145	590,825
Northeast Community Bancorp, Inc.	1,932	14,413
Northfield Bancorp, Inc.	6,576	98,969
Northwest Bancshares, Inc.	7,698	98,688
OceanFirst Financial Corp.	2,476	46,177
Oritani Financial Corp.	7,033	112,880
Provident Financial Holdings, Inc.	1,778	29,764
Provident Financial Services, Inc.	4,435	84,221
Prudential Bancorp, Inc.	1,696	24,592
Pulaski Financial Corp.	1,912	24,703
Riverview Bancorp, Inc.	5,483	23,467
SI Financial Group, Inc.	2,433	28,320
Southern Missouri Bancorp, Inc.	1,012	19,076
Territorial Bancorp, Inc.	1,722	41,776
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	13,738	96,578
United Community Financial Corp.	10,961	58,641
United Financial Bancorp, Inc.	4,950	66,578
Walker & Dunlop, Inc. (I)	1,536	41,073
Washington Federal, Inc.	8,550	199,643
Waterstone Financial, Inc.	3,678	48,550
Westfield Financial, Inc.	4,152	30,351
WSFS Financial Corp.	4,269	116,757
		3,870,042
		65,233,736
Health care - 10.7%
Biotechnology - 0.8%
AMAG Pharmaceuticals, Inc. (I)	26,841	1,853,639
Emergent BioSolutions, Inc. (I)	5,391	177,633
Targacept, Inc. (I)	5,553	15,493
		2,046,765
Health care equipment and supplies - 3.2%
Alere, Inc. (I)	33,785	1,782,159
Alphatec Holdings, Inc. (I)	8,403	11,596
Analogic Corp.	16,258	1,282,756
AngioDynamics, Inc. (I)	8,277	135,743
CONMED Corp.	3,500	203,945
CryoLife, Inc.	4,002	45,143
Cynosure, Inc., Class A (I)	1,525	58,835
Exactech, Inc. (I)	1,991	41,473
Globus Medical, Inc., Class A (I)	48,820	1,253,209
Greatbatch, Inc. (I)	3,939	212,391
Haemonetics Corp. (I)	9,762	403,756
Halyard Health, Inc. (I)	733	29,687
Hill-Rom Holdings, Inc.	27,474	1,492,662
ICU Medical, Inc. (I)	449	42,951
Integra LifeSciences Holdings Corp. (I)	1,586	106,849
Invacare Corp.	3,396	73,455
Kewaunee Scientific Corp.	83	1,365
LeMaitre Vascular, Inc.	1,115	13,447
Merit Medical Systems, Inc. (I)	6,737	145,115
Misonix, Inc. (I)	500	4,750
Natus Medical, Inc. (I)	1,983	84,396
RTI Surgical, Inc. (I)	4,931	31,854
Span-America Medical Systems, Inc.	684	12,599
Symmetry Surgical, Inc. (I)	1,627	14,187

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Wright Medical Group, Inc. (I)	37,869	$994,440
		8,478,763
Health care providers and services - 3.6%
Aceto Corp.	5,823	143,420
Almost Family, Inc. (I)	2,180	87,004
AMN Healthcare Services, Inc. (I)	473	14,942
Amsurg Corp. (I)	5,246	366,958
BioScrip, Inc. (I)(L)	6,492	23,566
Community Health Systems, Inc. (I)	31,788	2,001,690
Cross Country Healthcare, Inc. (I)	6,973	88,418
Digirad Corp.	3,100	13,454
Five Star Quality Care, Inc. (I)	8,754	42,019
Hanger, Inc. (I)	2,811	65,890
Health Net, Inc. (I)	2,915	186,910
Healthways, Inc. (I)	5,277	63,218
IPC Healthcare, Inc. (I)	234	12,961
Kindred Healthcare, Inc.	10,586	214,790
LHC Group, Inc. (I)	2,725	104,231
LifePoint Health, Inc. (I)	23,698	2,060,541
Magellan Health Services, Inc. (I)	5,458	382,442
Medcath Corp. (I)	3,806	5,214
Molina Healthcare, Inc. (I)	2,693	189,318
National HealthCare Corp.	3,289	213,752
Omnicare, Inc.	6,073	572,380
Owens & Minor, Inc.	5,919	201,246
PDI, Inc. (I)	619	885
PharMerica Corp. (I)	6,796	226,307
Select Medical Holdings Corp.	25,820	418,284
Team Health Holdings, Inc. (I)	23,170	1,513,696
Triple-S Management Corp., Class B (I)	3,459	88,758
Universal American Corp. (I)	12,572	127,229
VCA, Inc. (I)	2,521	137,155
		9,566,678
Health care technology - 0.5%
Allscripts Healthcare Solutions, Inc. (I)	744	10,178
Arrhythmia Research Technology, Inc. (I)	200	1,254
HMS Holdings Corp. (I)	61,716	1,059,664
MedAssets, Inc. (I)	5,638	124,374
Omnicell, Inc. (I)	33	1,244
		1,196,714
Life sciences tools and services - 1.5%
Affymetrix, Inc. (I)(L)	138,697	1,514,571
Bio-Techne Corp.	13,048	1,284,837
Charles River
Laboratories International, Inc. (I)	16,816	1,182,837
Harvard Bioscience, Inc. (I)	6,562	37,403
		4,019,648
Pharmaceuticals - 1.1%
Cumberland Pharmaceuticals, Inc. (I)	956	6,835
FRD Acquisition Company (I)	5,160	4,489
Impax Laboratories, Inc. (I)	35,086	1,611,149
Phibro Animal Health Corp., Class A	22,196	864,312
Prestige Brands Holdings, Inc. (I)	9,235	427,026
SciClone Pharmaceuticals, Inc. (I)	2,144	21,054
Trius Therapeutics, Inc. (I)	1,482	163
		2,935,028
		28,243,596

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 17.7%
Aerospace and defense - 0.8%
AAR Corp.	7,400	$235,838
Breeze-Eastern Corp. (I)	1,621	18,642
CPI Aerostructures, Inc. (I)	1,400	14,014
Cubic Corp.	2,425	115,382
Curtiss-Wright Corp.	8,823	639,138
DigitalGlobe, Inc. (I)	1,973	54,830
Ducommun, Inc. (I)	2,274	58,374
Engility Holdings, Inc.	2,470	62,145
Kratos Defense & Security Solutions, Inc. (I)	13,485	84,956
LMI Aerospace, Inc. (I)	2,295	22,973
Moog, Inc., Class A (I)	552	39,015
National Presto Industries, Inc.	138	11,084
Orbital ATK, Inc.	4,305	315,815
SIFCO Industries, Inc.	1,000	14,900
Sparton Corp. (I)	2,053	56,088
Triumph Group, Inc.	5,351	353,112
Vectrus, Inc. (I)	325	8,083
		2,104,389
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	14,569	152,829
Atlas Air Worldwide Holdings, Inc. (I)	3,546	194,888
Forward Air Corp.	24,531	1,281,990
Hub Group, Inc., Class A (I)	5,439	219,409
		1,849,116
Airlines - 0.6%
Alaska Air Group, Inc.	10,083	649,648
Copa Holdings SA, Class A (L)	1,108	91,510
Hawaiian Holdings, Inc. (I)	4,411	104,761
JetBlue Airways Corp. (I)	27,082	562,222
Republic Airways Holdings, Inc. (I)	7,820	71,788
SkyWest, Inc.	9,770	146,941
		1,626,870
Building products - 1.9%
Apogee Enterprises, Inc.	38,118	2,006,532
Gibraltar Industries, Inc. (I)	5,765	117,433
Griffon Corp.	13,366	212,787
Insteel Industries, Inc.	2,944	55,053
Owens Corning	16,508	680,955
Quanex Building Products Corp.	5,950	127,509
Simpson Manufacturing Company, Inc.	4,345	147,730
Trex Company, Inc. (I)	28,324	1,400,055
Universal Forest Products, Inc.	2,665	138,660
		4,886,714
Commercial services and supplies - 3.1%
ABM Industries, Inc.	4,733	155,574
ACCO Brands Corp. (I)	4,800	37,296
Acme United Corp.	733	13,267
ARC Document Solutions, Inc. (I)	3,098	23,576
Clean Harbors, Inc. (I)	357	19,185
Covanta Holding Corp.	13,776	291,913
Ennis, Inc.	5,887	109,439
Essendant, Inc.	3,431	134,667
Fuel Tech, Inc. (I)	1,802	3,946
G&K Services, Inc., Class A	2,329	161,027
Heritage-Crystal Clean, Inc. (I)	1,877	27,592
Intersections, Inc. (I)	1,976	6,066
KAR Auction Services, Inc.	1,811	67,731
Kimball International, Inc., Class B	6,675	81,168
Matthews International Corp., Class A	3,110	165,265

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
McGrath RentCorp.	5,082	$154,645
Mobile Mini, Inc.	39,286	1,651,583
Multi-Color Corp.	1,948	124,438
NL Industries, Inc. (I)	3,260	24,157
Pitney Bowes, Inc.	50,781	1,056,753
Quad/Graphics, Inc.	266	4,924
R.R. Donnelley & Sons Company	2,052	35,766
Team, Inc. (I)	27,288	1,098,342
Tetra Tech, Inc.	5,782	148,250
The ADT Corp. (L)	13,932	467,697
The Brink’s Company	224	6,592
TRC Companies, Inc. (I)	4,523	45,908
UniFirst Corp.	2,303	257,591
Versar, Inc. (I)	2,242	8,833
Viad Corp.	4,609	124,950
Virco Manufacturing Corp. (I)	1,200	3,420
Waste Connections, Inc.	35,627	1,678,744
		8,190,305
Construction and engineering - 1.8%
AECOM (I)	13,203	436,755
Aegion Corp. (I)	4,648	88,033
Ameresco, Inc., Class A (I)	6,918	52,923
Argan, Inc.	2,078	83,806
Chicago Bridge & Iron Company NV (L)	1,034	51,741
Comfort Systems USA, Inc.	5,035	115,553
Dycom Industries, Inc. (I)	36,965	2,175,390
EMCOR Group, Inc.	2,011	96,065
Fluor Corp.	1,774	94,040
Furmanite Corp. (I)	1,419	11,522
Great Lakes Dredge & Dock Corp. (I)	13,300	79,268
Integrated Electrical Services, Inc. (I)	753	5,346
Jacobs Engineering Group, Inc. (I)	1,373	55,771
Layne Christensen Company (I)	3,312	29,642
MasTec, Inc. (I)	2,887	57,365
MYR Group, Inc. (I)	2,883	89,258
Northwest Pipe Company (I)	1,706	34,751
Orion Marine Group, Inc. (I)	4,263	30,779
Primoris Services Corp.	43,813	867,497
Quanta Services, Inc. (I)	2,228	64,211
Sterling Construction Company, Inc. (I)	3,771	15,084
Tutor Perini Corp. (I)	8,984	193,875
		4,728,675
Electrical equipment - 0.9%
Allied Motion Technologies, Inc.	1,416	31,803
AZZ, Inc.	447	23,155
Encore Wire Corp.	3,894	172,465
Ener1, Inc. (I)	28	0
EnerSys	25,224	1,772,995
Franklin Electric Company, Inc.	673	21,758
General Cable Corp.	52	1,026
Global Power Equipment Group, Inc.	4,171	32,367
GrafTech International, Ltd. (I)	26,367	130,780
LSI Industries, Inc.	4,131	38,584
Orion Energy Systems, Inc. (I)	3,553	8,918
Powell Industries, Inc.	1,610	56,624
PowerSecure International, Inc. (I)	3,120	46,051
Preformed Line Products Company	984	37,116
SL Industries, Inc. (I)	1,600	61,776
Thermon Group Holdings, Inc. (I)	142	3,418
Ultralife Corp. (I)	1,984	8,313
		2,447,149

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 3.2%
Actuant Corp., Class A	2,921	$67,446
AGCO Corp.	16,711	948,851
Alamo Group, Inc.	2,127	116,219
Albany International Corp., Class A	37,439	1,490,072
Altra Industrial Motion Corp.	217	5,898
American Railcar Industries, Inc. (L)	4,020	195,533
Astec Industries, Inc.	4,445	185,890
Barnes Group, Inc.	4,518	176,157
Briggs & Stratton Corp.	7,292	140,444
CIRCOR International, Inc.	909	49,568
Columbus McKinnon Corp.	2,978	74,450
Douglas Dynamics, Inc.	3,168	68,049
Dynamic Materials Corp.	2,005	22,055
EnPro Industries, Inc.	2,365	135,325
ESCO Technologies, Inc.	5,154	192,811
Federal Signal Corp.	10,128	151,008
Gencor Industries, Inc. (I)	1,400	13,538
Hardinge, Inc.	1,500	14,775
Hurco Companies, Inc.	1,492	51,653
Hyster-Yale Materials Handling, Inc.	970	67,202
Key Technology, Inc. (I)	641	8,461
LB Foster Company, Class A	1,699	58,802
Lydall, Inc. (I)	2,409	71,210
MFRI, Inc. (I)	1,100	6,655
Miller Industries, Inc.	2,106	42,015
Mueller Industries, Inc.	5,290	183,669
NN, Inc.	2,376	60,636
Oshkosh Corp.	4,865	206,179
PMFG, Inc. (I)	5,333	34,291
RBC Bearings, Inc. (I)	62	4,449
Rexnord Corp. (I)	40,938	978,828
Standex International Corp.	1,888	150,908
Supreme Industries, Inc., Class A	3,651	31,289
The Eastern Company	1,471	27,243
The Greenbrier Companies, Inc. (L)	4,803	225,021
The LS Starrett Company, Class A	1,530	22,950
The Manitowoc Company, Inc.	159	3,116
Titan International, Inc.	1,100	11,814
TriMas Corp. (I)	899	26,610
Trinity Industries, Inc.	21,128	558,413
Twin Disc, Inc.	1,650	30,756
Valmont Industries, Inc. (L)	1,748	207,785
Wabash National Corp. (I)	734	9,204
Watts Water Technologies, Inc., Class A	24,685	1,279,917
Woodward, Inc.	1,435	78,911
		8,486,076
Marine - 0.1%
Golden Ocean Group, Ltd. (L)	5,070	19,520
International Shipholding Corp.	1,625	10,368
Kirby Corp. (I)	279	21,388
Matson, Inc.	6,896	289,908
Ultrapetrol Bahamas, Ltd. (I)(L)	15,837	17,896
		359,080
Professional services - 0.8%
CBIZ, Inc. (I)	10,531	101,519
CDI Corp.	4,408	57,304
CRA International, Inc. (I)	2,371	66,080
Franklin Covey Company (I)	830	16,841
FTI Consulting, Inc. (I)	7,838	323,239
GP Strategies Corp. (I)	1,760	58,502
Heidrick & Struggles International, Inc.	4,283	111,701
Hill International, Inc. (I)	9,256	48,687

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Huron Consulting Group, Inc. (I)	988	$69,249
ICF International, Inc. (I)	4,587	159,903
Kelly Services, Inc., Class A	6,833	104,887
Korn/Ferry International	9,554	332,193
Mistras Group, Inc. (I)	781	14,823
Navigant Consulting, Inc. (I)	9,227	137,205
On Assignment, Inc. (I)	3,847	151,110
Pendrell Corp. (I)	4,870	6,672
RCM Technologies, Inc.	300	1,698
Resources Connection, Inc.	9,420	151,568
RPX Corp. (I)	4,949	83,638
VSE Corp.	1,317	70,473
		2,067,292
Road and rail - 3.0%
AMERCO	1,663	543,651
ArcBest Corp.	4,807	152,863
Avis Budget Group, Inc. (I)	17,100	753,768
Celadon Group, Inc.	55,879	1,155,578
Con-Way, Inc.	5,501	211,073
Covenant Transportation Group, Inc., Class A (I)	2,929	73,401
Heartland Express, Inc.	51,775	1,047,408
Landstar System, Inc.	18,438	1,232,949
Marten Transport, Ltd.	7,428	161,188
Old Dominion Freight Line, Inc. (I)	21,115	1,448,595
P.A.M. Transportation Services, Inc. (I)	2,046	118,770
Patriot Transportation Holding, Inc. (I)	450	11,093
Providence and Worcester Railroad Company	815	14,132
Roadrunner Transportation Systems, Inc. (I)	600	15,480
Ryder Systems, Inc.	8,473	740,286
Saia, Inc. (I)	3,963	155,706
USA Truck, Inc. (I)	2,076	44,073
Werner Enterprises, Inc.	5,765	151,331
		8,031,345
Trading companies and distributors - 0.7%
Air Lease Corp.	5,876	199,196
Applied Industrial Technologies, Inc.	3,869	153,406
Beacon Roofing Supply, Inc. (I)	1,987	66,008
CAI International, Inc. (I)	3,456	71,159
GATX Corp.	7,598	403,834
Houston Wire & Cable Company	3,039	30,147
Kaman Corp.	2,465	103,382
Lawson Products, Inc. (I)	1,291	30,313
MRC Global, Inc. (I)	1,858	28,688
Rush Enterprises, Inc., Class A (I)	5,802	152,070
Rush Enterprises, Inc., Class B (I)	12,598	302,352
TAL International Group, Inc. (I)(L)	5,250	165,900
Titan Machinery, Inc. (I)	2,816	41,480
Transcat, Inc. (I)	1,532	14,477
WESCO International, Inc. (I)	2,002	137,417
Willis Lease Finance Corp. (I)	406	7,458
		1,907,287
Transportation infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	8,691	131,669
		46,815,967
Information technology - 15.3%
Communications equipment - 1.4%
ADTRAN, Inc.	278	4,518
ARRIS Group, Inc. (I)	53,837	1,647,412
Bel Fuse, Inc., Class B	1,641	33,673

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Black Box Corp.	2,530	$50,600
Communications Systems, Inc.	1,800	18,918
Comtech Telecommunications Corp.	3,221	93,570
Digi International, Inc. (I)	4,813	45,964
EchoStar Corp., Class A (I)	6,891	335,454
Finisar Corp. (I)	52,960	946,395
NETGEAR, Inc. (I)	4,613	138,482
Novatel Wireless, Inc. (I)(L)	6,508	21,151
Oclaro, Inc. (I)	5,040	11,390
Optical Cable Corp.	931	3,203
Plantronics, Inc.	40	2,252
Polycom, Inc. (I)	19,929	227,988
RELM Wireless Corp. (I)	2,100	10,353
TESSCO Technologies, Inc.	1,750	34,668
Westell Technologies, Inc., Class A (I)	8,500	8,415
		3,634,406
Electronic equipment, instruments and components - 3.3%
ADDvantage Technologies Group, Inc. (I)	428	997
Anixter International, Inc. (I)	1,021	66,518
Arrow Electronics, Inc. (I)	10,670	595,386
Avnet, Inc.	14,296	587,709
AVX Corp.	29,339	394,903
Belden, Inc.	15,530	1,261,502
Benchmark Electronics, Inc. (I)	6,843	149,041
Checkpoint Systems, Inc.	9,467	96,374
Coherent, Inc. (I)	2,292	145,496
CTS Corp.	4,099	78,988
Daktronics, Inc.	1,238	14,683
Echelon Corp. (I)	7,977	6,382
Electro Rent Corp.	3,773	40,975
Electro Scientific Industries, Inc.	4,104	21,628
Fabrinet (I)	5,079	95,130
Frequency Electronics, Inc. (I)	1,783	20,112
II-VI, Inc. (I)	6,455	122,516
Ingram Micro, Inc., Class A (I)	27,323	683,895
Insight Enterprises, Inc. (I)	7,853	234,883
Iteris, Inc. (I)	8,054	14,256
Jabil Circuit, Inc.	15,055	320,521
Kemet Corp. (I)	10,443	30,076
Key Tronic Corp. (I)	1,900	20,653
Kimball Electronics, Inc. (I)	5,006	73,038
Mercury Systems, Inc. (I)	8,122	118,906
Methode Electronics, Inc.	2,814	77,244
Multi-Fineline Electronix, Inc. (I)	3,796	82,981
Napco Security Technologies, Inc. (I)	1,164	6,670
Newport Corp. (I)	5,207	98,725
OSI Systems, Inc. (I)	728	51,535
PAR Technology Corp. (I)	3,132	15,378
Park Electrochemical Corp.	3,038	58,208
PC Connection, Inc.	4,352	107,668
PCM, Inc. (I)	3,055	30,642
Planar Systems, Inc. (I)	5,100	22,236
Plexus Corp. (I)	3,089	135,545
Radisys Corp. (I)	5,279	13,514
RF Industries, Ltd.	120	510
Richardson Electronics, Ltd.	2,384	19,263
Rofin-Sinar Technologies, Inc. (I)	4,747	131,017
Rogers Corp. (I)	2,200	145,508
Sanmina Corp. (I)	15,560	313,690
ScanSource, Inc. (I)	2,542	96,749
SMTC Corp. (I)	490	813
SYNNEX Corp.	2,067	151,284
Tech Data Corp. (I)	26,145	1,504,906

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
TTM Technologies, Inc. (I)	21,096	$210,749
Vicon Industries, Inc.	126	168
Vishay Intertechnology, Inc.	18,624	217,528
Vishay Precision Group, Inc. (I)	2,886	43,463
		8,730,562
Internet software and services - 0.5%
Bankrate, Inc. (I)	9,842	103,243
Blucora, Inc. (I)	6,814	110,046
Dealertrack Technologies, Inc. (I)	950	59,651
DHI Group, Inc. (I)	7,855	69,831
EarthLink Holdings Corp.	15,906	119,136
InterActiveCorp	618	49,230
Internap Corp. (I)	4,743	43,873
IntraLinks Holdings, Inc. (I)	1,064	12,672
Limelight Networks, Inc. (I)	7,903	31,138
Monster Worldwide, Inc. (I)	28,794	188,313
RealNetworks, Inc. (I)	3,943	21,332
Reis, Inc.	300	6,654
SciQuest, Inc. (I)	27,989	414,517
TechTarget, Inc. (I)	8,844	78,977
TheStreet, Inc.	4,157	7,524
XO Group, Inc. (I)	3,766	61,574
		1,377,711
IT services - 2.7%
Acxiom Corp. (I)	3,655	64,255
CACI International, Inc., Class A (I)	19,247	1,556,890
Ciber, Inc. (I)	13,394	46,209
Convergys Corp.	11,544	294,257
CoreLogic, Inc. (I)	1,964	77,951
CSG Systems International, Inc.	2,482	78,580
Datalink Corp. (I)	2,596	23,208
DST Systems, Inc.	12,883	1,623,000
ExlService Holdings, Inc. (I)	664	22,961
Jack Henry & Associates, Inc.	18,558	1,200,703
Luxoft Holding, Inc. (I)	25,823	1,460,291
ManTech International Corp., Class A	4,529	131,341
ModusLink Global Solutions, Inc. (I)	7,816	26,574
NCI, Inc., Class A	2,106	21,755
Perficient, Inc. (I)	2,608	50,178
StarTek, Inc. (I)	3,143	18,544
Sykes Enterprises, Inc. (I)	8,596	208,453
TeleTech Holdings, Inc.	1,791	48,500
The Hackett Group, Inc.	7,525	101,061
		7,054,711
Semiconductors and semiconductor equipment - 3.6%
Advanced Energy Industries, Inc. (I)	3,450	94,841
Alpha & Omega Semiconductor, Ltd. (I)	4,513	39,444
Amkor Technology, Inc. (I)	9,473	56,649
Amtech Systems, Inc. (I)	338	3,512
Axcelis Technologies, Inc. (I)	27,071	80,130
AXT, Inc. (I)	4,229	10,657
Brooks Automation, Inc.	15,547	178,013
Cascade Microtech, Inc. (I)	1,892	28,806
Cirrus Logic, Inc. (I)	731	24,876
Cohu, Inc.	4,192	55,460
Cree, Inc. (I)(L)	2,647	68,901
Diodes, Inc. (I)	1,789	43,133
DSP Group, Inc. (I)	1,726	17,830
Entegris, Inc. (I)	102,619	1,495,159
Fairchild Semiconductor International, Inc. (I)	75,205	1,307,063

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
First Solar, Inc. (I)	15,984	$750,928
FormFactor, Inc. (I)	63	580
GigOptix, Inc. (I)	931	1,583
GSI Technology, Inc. (I)	3,507	18,271
Integrated Silicon Solution, Inc.	6,651	147,253
Intersil Corp., Class A	92,359	1,155,411
IXYS Corp.	7,588	116,096
Kulicke & Soffa Industries, Inc. (I)	14,905	174,538
Lattice Semiconductor Corp. (I)	16,204	95,442
MaxLinear, Inc., Class A (I)	2,169	26,245
Microsemi Corp. (I)	39,398	1,376,960
MKS Instruments, Inc.	9,788	371,357
NeoPhotonics Corp. (I)	5,504	50,252
OmniVision Technologies, Inc. (I)	6,306	165,186
ON Semiconductor Corp. (I)	1,274	14,893
Pericom Semiconductor Corp.	4,434	58,307
Photronics, Inc. (I)	13,726	130,534
PMC-Sierra, Inc. (I)	10,841	92,799
Power Integrations, Inc.	20,328	918,419
Qorvo, Inc. (I)	3,971	318,752
Rudolph Technologies, Inc. (I)	5,137	61,695
Sigma Designs, Inc. (I)	7,902	94,271
Silicon Laboratories, Inc. (I)	528	28,517
Ultra Clean Holdings, Inc. (I)	1,700	10,591
		9,683,354
Software - 2.8%
Blackbaud, Inc.	26,146	1,489,015
Bottomline Technologies, Inc. (I)	34,630	963,060
Epiq Systems, Inc.	7,845	132,424
ePlus, Inc. (I)	1,364	104,551
GSE Systems, Inc. (I)	2,016	3,125
Mentor Graphics Corp.	5,239	138,467
MicroStrategy, Inc., Class A (I)	8,952	1,522,556
Progress Software Corp. (I)	4,805	132,138
Rovi Corp. (I)	5,220	83,259
Seachange International, Inc. (I)	5,428	38,050
SS&C Technologies Holdings, Inc.	20,901	1,306,313
Take-Two Interactive Software, Inc. (I)	6,141	169,307
Telenav, Inc. (I)	9,785	78,769
Verint Systems, Inc. (I)	21,704	1,318,409
Zynga, Inc., Class A (I)	746	2,134
		7,481,577
Technology hardware, storage and peripherals - 1.0%
Astro-Med, Inc.	1,439	20,592
Cray, Inc. (I)	48,077	1,418,752
Electronics For Imaging, Inc. (I)	5,466	237,826
Hutchinson Technology, Inc. (I)	5,052	8,639
Imation Corp. (I)	6,288	25,529
Lexmark International, Inc., Class A	12,325	544,765
QLogic Corp. (I)	17,751	251,887
Super Micro Computer, Inc. (I)	5,636	166,713
		2,674,703
		40,637,024
Materials - 6.7%
Chemicals - 2.8%
A. Schulman, Inc.	4,138	180,913
Airgas, Inc.	1,731	183,105
Axiall Corp.	5,489	197,878
Cabot Corp.	11,568	431,371
Calgon Carbon Corp.	2,524	48,915
Chase Corp.	1,174	46,667

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Chemtura Corp. (I)	6,621	$187,441
Core Molding Technologies, Inc. (I)	1,000	22,840
Cytec Industries, Inc.	2,186	132,319
FutureFuel Corp.	6,696	86,178
Hawkins, Inc.	330	13,329
HB Fuller Company	3,977	161,546
Huntsman Corp.	13,129	289,757
Innophos Holdings, Inc.	1,052	55,377
Innospec, Inc.	1,994	89,810
Intrepid Potash, Inc. (I)	800	9,552
KMG Chemicals, Inc.	1,101	28,009
Kraton Performance Polymers, Inc. (I)	7,990	190,801
LSB Industries, Inc. (I)	567	23,156
Minerals Technologies, Inc.	24,733	1,685,059
Olin Corp. (L)	6,886	185,578
OM Group, Inc.	4,455	149,688
OMNOVA Solutions, Inc. (I)	6,574	49,239
PolyOne Corp.	33,449	1,310,197
Sensient Technologies Corp.	21,145	1,445,049
Trecora Resources (I)	2,774	41,887
Tronox, Ltd., Class A	6,193	90,604
		7,336,265
Construction materials - 0.4%
Eagle Materials, Inc.	15,021	1,146,553
United States Lime & Minerals, Inc.	839	48,763
		1,195,316
Containers and packaging - 1.4%
Bemis Company, Inc.	8,184	368,362
Graphic Packaging Holding Company	135,123	1,882,263
Greif, Inc., Class A	785	28,142
MeadWestvaco Corp.	13,601	641,831
Myers Industries, Inc.	4,543	86,317
Rock-Tenn Company, Class A	7,078	426,096
Sonoco Products Company	6,665	285,662
		3,718,673
Metals and mining - 1.6%
Allegheny Technologies, Inc.	802	24,220
AM Castle & Company (I)(L)	4,342	26,790
Ampco-Pittsburgh Corp.	1,644	24,857
Century Aluminum Company (I)	12,885	134,391
Coeur Mining, Inc. (I)	10,600	60,526
Commercial Metals Company	11,325	182,106
Friedman Industries, Inc.	1,511	9,444
Haynes International, Inc.	23,648	1,166,319
Kaiser Aluminum Corp.	2,852	236,944
Materion Corp.	3,233	113,963
Noranda Aluminum Holding Corp.	55	47
Olympic Steel, Inc.	2,383	41,560
Reliance Steel & Aluminum Company	12,460	753,581
RTI International Metals, Inc. (I)	4,900	154,448
Schnitzer Steel Industries, Inc., Class A	5,182	90,530
Steel Dynamics, Inc.	30,186	625,303
SunCoke Energy, Inc.	6,433	83,629
Synalloy Corp.	2,039	27,934
TimkenSteel Corp.	248	6,694
United States Steel Corp. (L)	24,757	510,489
Universal Stainless & Alloy Products, Inc. (I)	1,562	30,693
Worthington Industries, Inc.	82	2,465
		4,306,933
Paper and forest products - 0.5%
Boise Cascade Company (I)	2,350	86,198

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Clearwater Paper Corp. (I)	1,959	$112,251
Domtar Corp.	10,244	424,102
KapStone Paper and Packaging Corp.	10,420	240,910
Mercer International, Inc. (I)	10,058	137,593
PH Glatfelter Company	4,610	101,374
Resolute Forest Products, Inc. (I)	9,682	108,923
Schweitzer-Mauduit International, Inc.	421	16,789
		1,228,140
		17,785,327
Telecommunication services - 1.3%
Diversified telecommunication services - 0.9%
Atlantic Tele-Network, Inc.	1,524	105,278
Frontier Communications Corp.	131,880	652,806
General Communication, Inc., Class A (I)	8,502	144,619
Hawaiian Telcom Holdco, Inc. (I)	2,368	61,805
Iridium Communications, Inc. (I)(L)	146,441	1,331,149
Premiere Global Services, Inc. (I)	3,309	34,050
Vonage Holdings Corp. (I)	30,776	151,110
Windstream Holdings, Inc. (I)(L)	4,322	27,574
		2,508,391
Wireless telecommunication services - 0.4%
Boingo Wireless, Inc. (I)	2,905	23,995
Leap Wireless International, Inc. (I)	8,053	20,294
Shenandoah Telecommunications Company	3,962	135,619
Spok Holdings, Inc.	5,172	87,096
Telephone & Data Systems, Inc.	16,512	485,453
United States Cellular Corp. (I)	4,616	173,885
		926,342
		3,434,733
Utilities - 0.7%
Gas utilities - 0.5%
UGI Corp.	40,801	1,405,594
Independent power and renewable electricity producers - 0.2%
Calpine Corp. (I)	2,581	46,432
Ormat Technologies, Inc.	9,116	343,491
		389,923
Water utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	44,831
		1,840,348
TOTAL COMMON STOCKS (Cost $217,637,431)		$261,108,451

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)	805	0
TOTAL WARRANTS (Cost $855)		$0

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 3.8%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,007,423	$10,079,468
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,079,452)		$10,079,468

SHORT-TERM INVESTMENTS - 0.7%

Money market funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.1092% (Y)	2,004,333	2,004,333
TOTAL SHORT-TERM INVESTMENTS (Cost $2,004,333)		$2,004,333
Total Investments (Small Cap Opportunities Trust)
(Cost $229,722,071) - 103.1%		$273,192,252
Other assets and liabilities, net - (3.1%)		(8,273,379)
TOTAL NET ASSETS - 100.0%		$264,918,873

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%

Consumer discretionary - 8.7%
Household durables - 2.7%
Helen of Troy, Ltd. (I)	199,330	$19,432,673
Multiline retail - 1.7%
Fred’s, Inc., Class A	630,182	12,156,211
Specialty retail - 4.3%
Ascena Retail Group, Inc. (I)	739,050	12,308,878
CST Brands, Inc.	7,050	275,373
Stage Stores, Inc. (L)	476,309	8,349,697
The Cato Corp., Class A	258,236	10,009,227
		30,943,175
		62,532,059
Consumer staples - 5.3%
Beverages - 1.2%
C&C Group PLC	2,153,218	8,432,231
Food and staples retailing - 1.3%
Casey’s General Stores, Inc.	101,150	9,684,101
Food products - 2.8%
Cranswick PLC	355,402	8,930,766
Post Holdings, Inc. (I)	213,020	11,488,169
		20,418,935
		38,535,267
Energy - 6.8%
Energy equipment and services - 2.3%
Era Group, Inc. (I)	277,287	5,678,838
SEACOR Holdings, Inc. (I)	133,868	9,496,596
Tesco Corp.	129,658	1,413,272
		16,588,706
Oil, gas and consumable fuels - 4.5%
Diamondback Energy, Inc. (I)	3,436	259,006
Dorian LPG, Ltd. (I)	431,300	7,194,084
RSP Permian, Inc. (I)	359,470	10,104,702

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Scorpio Tankers, Inc.	1,440,880	$14,538,479
		32,096,271
		48,684,977
Financials - 19.8%
Banks - 12.1%
First Busey Corp.	878,115	5,769,216
First Midwest Bancorp, Inc.	652,801	12,383,635
First Niagara Financial Group, Inc.	757,172	7,147,704
Flushing Financial Corp.	323,416	6,794,970
Great Western Bancorp, Inc.	287,816	6,939,244
Hancock Holding Company	250,070	7,979,734
International Bancshares Corp.	493,104	13,249,704
MB Financial, Inc.	287,388	9,897,643
Webster Financial Corp.	439,250	17,372,338
		87,534,188
Capital markets - 0.9%
Ares Capital Corp.	10,616	174,739
Solar Capital, Ltd.	336,975	6,065,550
		6,240,289
Insurance - 2.4%
Alleghany Corp. (I)	638	299,069
AMERISAFE, Inc.	129,000	6,070,740
Assured Guaranty, Ltd.	5,630	135,064
Primerica, Inc.	227,130	10,377,570
Reinsurance Group of America, Inc.	3,540	335,840
White Mountains Insurance Group, Ltd.	380	248,877
		17,467,160
Real estate investment trusts - 2.9%
Corrections Corp. of America	5,524	182,734
DiamondRock Hospitality Company	506,068	6,482,731
Education Realty Trust, Inc.	222,643	6,982,084
Kite Realty Group Trust	5,870	143,639
Mid-America Apartment Communities, Inc.	2,590	188,578
Summit Hotel Properties, Inc.	528,089	6,870,438
		20,850,204
Thrifts and mortgage finance - 1.5%
Northwest Bancshares, Inc.	840,980	10,781,364
		142,873,205
Health care - 12.6%
Health care equipment and supplies - 4.3%
Haemonetics Corp. (I)	220,390	9,115,330
ICU Medical, Inc. (I)	106,946	10,230,454
STERIS Corp.	177,280	11,423,923
		30,769,707
Health care providers and services - 1.9%
Amsurg Corp. (I)	148,950	10,419,053
CorVel Corp. (I)	110,930	3,551,979
		13,971,032
Health care technology - 2.7%
Allscripts Healthcare Solutions, Inc. (I)	787,140	10,768,075
MedAssets, Inc. (I)	376,460	8,304,708
		19,072,783
Life sciences tools and services - 2.5%
Charles River
Laboratories International, Inc. (I)	189,670	13,341,388

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
ICON PLC (I)	72,690	$4,892,037
		18,233,425
Pharmaceuticals - 1.2%
Phibro Animal Health Corp., Class A	223,690	8,710,489
		90,757,436
Industrials - 26.6%
Aerospace and defense - 1.9%
Cubic Corp.	294,470	14,010,883
Air freight and logistics - 1.0%
UTi Worldwide, Inc. (I)	695,720	6,950,243
Building products - 0.0%
Tyman PLC	66,632	335,658
Commercial services and supplies - 9.9%
ACCO Brands Corp. (I)	1,142,670	8,878,546
Clean Harbors, Inc. (I)	3,030	162,832
Essendant, Inc.	346,148	13,586,309
G&K Services, Inc., Class A	256,120	17,708,137
Matthews International Corp., Class A	233,820	12,425,195
SP Plus Corp. (I)	450,818	11,770,858
Steelcase, Inc., Class A	349,770	6,614,151
		71,146,028
Construction and engineering - 0.8%
Primoris Services Corp.	301,670	5,973,066
Electrical equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. (I)	91,500	1,707,390
Thermon Group Holdings, Inc. (I)	98,842	2,379,127
		4,086,517
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	3,526	353,023
Machinery - 8.3%
Albany International Corp., Class A	375,534	14,946,253
CIRCOR International, Inc.	94,002	5,125,929
ESCO Technologies, Inc.	248,862	9,309,927
Luxfer Holdings PLC, ADR	332,970	4,328,610
Mueller Industries, Inc.	530,330	18,413,058
TriMas Corp. (I)	255,011	7,548,326
		59,672,103
Professional services - 2.4%
FTI Consulting, Inc. (I)	263,150	10,852,306
Mistras Group, Inc. (I)	329,954	6,262,527
		17,114,833
Trading companies and distributors - 1.6%
GATX Corp.	222,760	11,839,694
		191,482,048
Information technology - 9.6%
Electronic equipment, instruments and components - 5.7%
Belden, Inc.	268,629	21,820,734
Coherent, Inc. (I)	118,930	7,549,676
CTS Corp.	24,950	480,787
ScanSource, Inc. (I)	293,260	11,161,476
		41,012,673
IT services - 1.3%
Forrester Research, Inc.	264,273	9,519,113
Semiconductors and semiconductor equipment - 1.0%
Maxim Integrated Products, Inc.	8,060	278,675

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Micrel, Inc.	525,728	$7,307,619
		7,586,294
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	320,560	11,219,600
		69,337,680
Materials - 5.8%
Chemicals - 3.4%
Innospec, Inc.	161,720	7,283,869
Koppers Holdings, Inc.	155,355	3,840,376
Sensient Technologies Corp.	197,530	13,499,200
		24,623,445
Containers and packaging - 1.0%
AptarGroup, Inc.	2,058	131,239
Greif, Inc., Class A	191,880	6,878,898
		7,010,137
Paper and forest products - 1.4%
Deltic Timber Corp.	147,666	9,988,128
		41,621,710
Utilities - 2.9%
Electric utilities - 0.0%
Westar Energy, Inc.	3,180	108,820
Gas utilities - 2.9%
Atmos Energy Corp.	2,710	138,969
New Jersey Resources Corp.	170,948	4,709,617
The Laclede Group, Inc.	157,930	8,221,836
UGI Corp.	7,670	264,232
WGL Holdings, Inc.	137,940	7,488,763
		20,823,417
		20,932,237
TOTAL COMMON STOCKS (Cost $499,847,679)		$706,756,619

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	80,806	$808,484
TOTAL SECURITIES LENDING
COLLATERAL (Cost $808,484)		$808,484

SHORT-TERM INVESTMENTS - 2.6%

Repurchase agreement - 2.6%
Bank of America Tri-Party Repurchase Agreement dated 06/30/2015 at 0.120% to be repurchased at $18,300,061 on 07/01/2015, collateralized by $4,000,000 Federal National Mortgage Association, 0.000% due 01/15/2030 (valued at $2,373,240, including interest), $3,400,000 First Central Savings Bank, 3.000% due 09/13/2027 (valued at $3,281,873, including interest) and $13,360,000 Federal Home Loan Bank, 2.900% - 4.000% due 08/16/2027 - 12/08/2034 (valued at $13,011,542, including interest)	$18,300,000	$18,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,300,000)		$18,300,000
Total Investments (Small Cap Value Trust)
(Cost $518,956,163) - 100.8%		$725,865,103
Other assets and liabilities, net - (0.8%)		(5,417,111)
TOTAL NET ASSETS - 100.0%		$720,447,992

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Consumer discretionary - 15.6%
Auto components - 0.8%
Visteon Corp. (I)	9,075	$952,694
Distributors - 0.8%
Pool Corp.	14,194	996,130
Hotels, restaurants and leisure - 6.8%
BJ’s Restaurants, Inc. (I)	18,222	882,856
Brinker International, Inc.	15,396	887,579
Choice Hotels International, Inc.	15,043	816,083
Domino’s Pizza, Inc.	8,882	1,007,219
Dunkin’ Brands Group, Inc.	18,848	1,036,640
Jack in the Box, Inc.	12,810	1,129,330
Penn National Gaming, Inc. (I)	37,143	681,574
Texas Roadhouse, Inc.	18,713	700,428
The Cheesecake Factory, Inc.	16,520	900,918
Vail Resorts, Inc.	4,866	531,367
		8,573,994
Household durables - 0.7%
Standard Pacific Corp. (I)	99,253	884,344
Leisure products - 0.7%
Brunswick Corp.	17,842	907,444
Media - 0.8%
IMAX Corp. (I)	25,459	1,025,234
Specialty retail - 2.0%
DSW, Inc., Class A	23,209	774,484
Five Below, Inc. (I)	19,233	760,280

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	10,956	$995,133
		2,529,897
Textiles, apparel and luxury goods - 3.0%
Carter’s, Inc.	9,450	1,004,535
G-III Apparel Group, Ltd. (I)	23,762	1,671,657
Steven Madden, Ltd. (I)	26,085	1,115,916
		3,792,108
		19,661,845
Consumer staples - 1.2%
Food products - 1.2%
B&G Foods, Inc.	22,113	630,884
Lancaster Colony Corp.	10,011	909,499
		1,540,383
		1,540,383
Energy - 3.6%
Energy equipment and services - 1.4%
Atwood Oceanics, Inc. (L)	12,574	332,457
Dril-Quip, Inc. (I)	9,262	696,966
Patterson-UTI Energy, Inc.	38,220	719,109
		1,748,532
Oil, gas and consumable fuels - 2.2%
Energen Corp.	12,055	823,357
Laredo Petroleum, Inc. (I)(L)	29,223	367,625
Oasis Petroleum, Inc. (I)(L)	21,263	337,019
SemGroup Corp., Class A	10,126	804,814
Ultra Petroleum Corp. (I)(L)	34,538	432,416
		2,765,231
		4,513,763
Financials - 8.1%
Banks - 3.9%
Cathay General Bancorp	30,361	985,214
Cullen/Frost Bankers, Inc.	12,312	967,477
Hancock Holding Company	23,494	749,694
Home BancShares, Inc.	25,136	918,972
SVB Financial Group (I)	9,033	1,300,571
		4,921,928
Capital markets - 2.7%
Affiliated Managers Group, Inc. (I)	4,054	886,204
Janus Capital Group, Inc.	50,427	863,310
Stifel Financial Corp. (I)	16,579	957,271
WisdomTree Investments, Inc. (L)	29,492	647,792
		3,354,577
Insurance - 0.8%
American Equity Investment Life
Holding Company	35,892	968,366
Real estate investment trusts - 0.7%
Corrections Corp. of America	26,911	890,216
		10,135,087
Health care - 25.2%
Biotechnology - 7.7%
ACADIA Pharmaceuticals, Inc. (I)	15,021	629,079
Alnylam Pharmaceuticals, Inc. (I)	8,636	1,035,197
Anacor Pharmaceuticals, Inc. (I)	6,583	509,722
Enanta Pharmaceuticals, Inc. (I)(L)	11,523	518,420
Exact Sciences Corp. (I)(L)	52,815	1,570,718

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp., Ltd. (I)	11,012	$1,147,561
Insys Therapeutics, Inc. (I)(L)	7,191	258,301
KYTHERA Biopharmaceuticals, Inc. (I)	13,243	997,330
Neurocrine Biosciences, Inc. (I)	22,227	1,061,562
Repligen Corp. (I)	24,084	993,947
Seattle Genetics, Inc. (I)	18,709	905,516
		9,627,353
Health care equipment and supplies - 5.1%
DexCom, Inc. (I)	20,514	1,640,710
Hill-Rom Holdings, Inc.	19,677	1,069,051
NuVasive, Inc. (I)	23,578	1,117,126
Sirona Dental Systems, Inc. (I)	10,687	1,073,189
STERIS Corp.	11,755	757,492
Thoratec Corp. (I)	17,582	783,630
		6,441,198
Health care providers and services - 5.8%
Chemed Corp. (L)	10,749	1,409,194
Community Health Systems, Inc. (I)	20,825	1,311,350
Envision Healthcare Holdings, Inc. (I)	23,532	929,043
HealthSouth Corp.	24,020	1,106,361
Select Medical Holdings Corp.	60,687	983,129
VCA, Inc. (I)	29,118	1,584,165
		7,323,242
Health care technology - 0.2%
HMS Holdings Corp. (I)	16,730	287,254
Life sciences tools and services - 3.8%
Affymetrix, Inc. (I)(L)	62,593	683,516
Bio-Techne Corp.	9,650	950,236
PAREXEL International Corp. (I)	17,330	1,114,492
PerkinElmer, Inc.	18,304	963,523
VWR Corp. (I)	37,249	995,666
		4,707,433
Pharmaceuticals - 2.6%
Catalent, Inc. (I)	32,484	952,756
Jazz Pharmaceuticals PLC (I)	5,239	922,431
Nektar Therapeutics (I)	66,511	832,053
Pacira Pharmaceuticals, Inc. (I)	7,979	564,275
		3,271,515
		31,657,995
Industrials - 15.3%
Aerospace and defense - 1.6%
Hexcel Corp.	19,335	961,723
TransDigm Group, Inc. (I)	4,574	1,027,641
		1,989,364
Air freight and logistics - 0.8%
Forward Air Corp.	19,349	1,011,179
Building products - 1.6%
AO Smith Corp.	15,272	1,099,279
Masonite International Corp. (I)	13,612	954,337
		2,053,616
Commercial services and supplies - 1.5%
Pitney Bowes, Inc.	43,262	900,282
Steelcase, Inc., Class A	50,268	950,568
		1,850,850
Electrical equipment - 1.2%
Acuity Brands, Inc.	8,315	1,496,534

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 3.4%
ITT Corp.	25,215	$1,054,996
Lincoln Electric Holdings, Inc.	12,865	783,350
WABCO Holdings, Inc. (I)	10,117	1,251,675
Wabtec Corp.	12,070	1,137,477
		4,227,498
Marine - 0.6%
Kirby Corp. (I)	10,713	821,259
Professional services - 0.8%
CEB, Inc.	12,072	1,050,988
Road and rail - 2.3%
Knight Transportation, Inc.	38,850	1,038,849
Old Dominion Freight Line, Inc. (I)	14,203	974,397
Swift Transportation Company (I)	41,087	931,442
		2,944,688
Trading companies and distributors - 1.5%
Watsco, Inc.	8,957	1,108,339
WESCO International, Inc. (I)	10,663	731,908
		1,840,247
		19,286,223
Information technology - 25.4%
Communications equipment - 2.2%
ARRIS Group, Inc. (I)	39,503	1,208,792
Finisar Corp. (I)	30,831	550,950
Infinera Corp. (I)	45,682	958,408
		2,718,150
Electronic equipment, instruments and components - 1.5%
Cognex Corp.	20,977	1,008,994
SYNNEX Corp.	11,929	873,084
		1,882,078
Internet software and services - 2.4%
CoStar Group, Inc. (I)	7,840	1,577,878
Envestnet, Inc. (I)	17,108	691,676
HomeAway, Inc. (I)	23,825	741,434
		3,010,988
IT services - 1.8%
Booz Allen Hamilton Holding Corp.	33,917	856,065
EPAM Systems, Inc. (I)	20,624	1,469,048
		2,325,113
Semiconductors and semiconductor equipment - 4.6%
Atmel Corp.	119,042	1,173,159
Cavium, Inc. (I)	16,743	1,152,086
MKS Instruments, Inc.	19,970	757,662
Monolithic Power Systems, Inc.	18,703	948,429
Power Integrations, Inc.	17,320	782,518
Silicon Laboratories, Inc. (I)	17,388	939,126
		5,752,980
Software - 12.2%
Aspen Technology, Inc. (I)	23,559	1,073,112
Cadence Design Systems, Inc. (I)	49,327	969,769
CommVault Systems, Inc. (I)	19,935	845,443
Fair Isaac Corp.	10,101	916,969
Guidewire Software, Inc. (I)	19,281	1,020,543
Interactive Intelligence Group, Inc. (I)	14,877	661,580
Manhattan Associates, Inc. (I)	49,545	2,955,359
Mentor Graphics Corp.	37,913	1,002,041
MicroStrategy, Inc., Class A (I)	6,322	1,075,246
Qlik Technologies, Inc. (I)	30,931	1,081,348

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Qualys, Inc. (I)(L)	22,735	$917,357
SolarWinds, Inc. (I)	19,538	901,288
The Ultimate Software Group, Inc. (I)	6,317	1,038,136
Verint Systems, Inc. (I)	15,322	930,735
		15,388,926
Technology hardware, storage and peripherals - 0.7%
Cray, Inc. (I)	31,573	931,719
		32,009,954
Materials - 2.6%
Chemicals - 0.8%
PolyOne Corp.	27,542	1,078,820
Construction materials - 0.8%
Martin Marietta Materials, Inc.	6,778	959,155
Containers and packaging - 0.6%
Berry Plastics Group, Inc. (I)	25,199	816,448
Metals and mining - 0.4%
Carpenter Technology Corp.	12,075	467,061
		3,321,484
Telecommunication services - 1.4%
Wireless telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	14,778	1,699,027
Utilities - 0.4%
Electric utilities - 0.4%
ITC Holdings Corp.	15,434	496,666
TOTAL COMMON STOCKS (Cost $91,901,505)		$124,322,427

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust, 0.1769% (W)(Y)	474,103	4,743,500
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,743,476)		$4,743,500

SHORT-TERM INVESTMENTS - 1.2%
Money market funds - 1.2%
State Street Institutional Liquid Reserves Fund, 0.1092% (Y)	1,545,618	1,545,618
TOTAL SHORT-TERM INVESTMENTS (Cost $1,545,618)		$1,545,618
Total Investments (Small Company Growth Trust)
(Cost $98,190,599) - 103.8%		$130,611,545
Other assets and liabilities, net - (3.8%)		(4,746,207)
TOTAL NET ASSETS - 100.0%		$125,865,338

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.4%
Consumer discretionary - 12.0%
Auto components - 1.6%
Dorman Products, Inc. (I)(L)	48,700	$2,321,042
Drew Industries, Inc.	51,000	2,959,020
		5,280,062

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Distributors - 0.9%
Pool Corp.	41,200	$2,891,416
Diversified consumer services - 0.3%
American Public Education, Inc. (I)	40,100	1,031,372
Hotels, restaurants and leisure - 0.6%
Interval Leisure Group, Inc.	35,800	818,030
Red Robin Gourmet Burgers, Inc. (I)	14,400	1,235,808
		2,053,838
Household durables - 1.9%
CSS Industries, Inc.	55,500	1,678,875
Ethan Allen Interiors, Inc.	67,000	1,764,780
Meritage Homes Corp. (I)	60,600	2,853,654
		6,297,309
Leisure products - 0.5%
Brunswick Corp.	35,700	1,815,702
Media - 1.5%
National CineMedia, Inc.	56,700	904,932
New Media Investment Group, Inc.	77,900	1,396,747
Saga Communications, Inc., Class A	49,800	1,884,930
Scholastic Corp.	17,900	789,927
		4,976,536
Multiline retail - 0.4%
Fred’s, Inc., Class A	75,600	1,458,324
Specialty retail - 2.9%
Aaron’s, Inc.	125,200	4,533,492
Haverty Furniture Companies, Inc.	84,800	1,833,376
Party City Holdco, Inc. (I)	23,000	466,210
Pier 1 Imports, Inc. (L)	141,100	1,782,093
Sportsman’s Warehouse Holdings, Inc. (I)(L)	114,700	1,304,139
		9,919,310
Textiles, apparel and luxury goods - 1.4%
Crocs, Inc. (I)	59,300	872,303
Culp, Inc.	74,200	2,300,200
Quiksilver, Inc. (I)(L)	208,500	138,194
Steven Madden, Ltd. (I)	29,600	1,266,288
		4,576,985
		40,300,854
Consumer staples - 3.3%
Food and staples retailing - 1.6%
PriceSmart, Inc.	30,700	2,801,068
SpartanNash Company	83,520	2,717,741
		5,518,809
Food products - 1.3%
Pinnacle Foods, Inc.	37,100	1,689,534
Post Holdings, Inc. (I)	47,200	2,545,496
		4,235,030
Tobacco - 0.4%
Vector Group, Ltd. (L)	56,000	1,313,760
		11,067,599
Energy - 5.2%
Energy equipment and services - 1.9%
Atwood Oceanics, Inc. (L)	49,600	1,311,424
Bristow Group, Inc.	23,600	1,257,880
RPC, Inc. (L)	113,700	1,572,471
Tesco Corp.	91,100	992,990

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
TETRA Technologies, Inc. (I)	204,700	$1,305,986
		6,440,751
Oil, gas and consumable fuels - 3.3%
Clayton Williams Energy, Inc. (I)	27,500	1,808,125
GasLog, Ltd. (L)	25,300	504,735
Matador Resources Company (I)	98,600	2,465,000
PDC Energy, Inc. (I)	26,700	1,432,188
Rosetta Resources, Inc. (I)	63,700	1,474,018
Teekay Tankers, Ltd., Class A	286,200	1,891,782
WPX Energy, Inc. (I)	131,700	1,617,276
		11,193,124
		17,633,875
Financials - 29.6%
Banks - 11.1%
BBCN Bancorp, Inc.	94,100	1,391,739
Columbia Banking System, Inc.	88,900	2,892,806
East West Bancorp, Inc.	134,200	6,014,844
Glacier Bancorp, Inc.	119,900	3,527,458
Home BancShares, Inc.	179,500	6,562,520
National Bank Holdings Corp., Class A	103,500	2,155,905
Sandy Spring Bancorp, Inc.	73,200	2,048,136
Signature Bank (I)	22,400	3,279,136
SVB Financial Group (I)	39,100	5,629,618
Wintrust Financial Corp.	70,400	3,757,952
		37,260,114
Capital markets - 2.9%
Ares Capital Corp.	126,500	2,082,190
Hercules Technology Growth Capital, Inc.	168,500	1,946,175
Janus Capital Group, Inc.	77,900	1,333,648
JMP Group LLC	62,900	490,620
Main Street Capital Corp. (L)	26,400	842,424
Piper Jaffray Companies (I)	7,500	327,300
Safeguard Scientifics, Inc. (I)	73,200	1,424,472
Waddell & Reed Financial, Inc., Class A	24,200	1,144,902
		9,591,731
Diversified financial services - 0.4%
Compass Diversified Holdings	87,800	1,439,920
Insurance - 4.4%
Assured Guaranty, Ltd.	55,500	1,331,445
Employers Holdings, Inc.	86,550	1,971,609
Enstar Group, Ltd. (I)	3,000	464,850
Meadowbrook Insurance Group, Inc.	188,800	1,623,680
National Interstate Corp.	69,000	1,885,080
ProAssurance Corp.	127,300	5,882,533
Safety Insurance Group, Inc.	15,400	888,734
State Auto Financial Corp.	31,200	747,240
		14,795,171
Real estate investment trusts - 9.0%
Acadia Realty Trust	88,800	2,584,968
Associated Estates Realty Corp.	65,100	1,863,813
CatchMark Timber Trust, Inc., Class A	75,430	872,725
CBL & Associates Properties, Inc.	34,000	550,800
Cedar Realty Trust, Inc.	185,400	1,186,560
Corporate Office Properties Trust	41,000	965,140
Douglas Emmett, Inc.	23,900	643,866
First Potomac Realty Trust	149,100	1,535,730
Hatteras Financial Corp.	109,600	1,786,480
Home Properties, Inc.	23,200	1,694,760
Kilroy Realty Corp.	35,000	2,350,250

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Kite Realty Group Trust	66,400	$1,624,808
LaSalle Hotel Properties	82,900	2,939,634
Potlatch Corp.	54,200	1,914,344
PS Business Parks, Inc.	16,700	1,204,905
Redwood Trust, Inc.	116,500	1,829,050
Saul Centers, Inc.	34,200	1,682,298
Strategic Hotels & Resorts, Inc. (I)	121,400	1,471,368
Washington Real Estate Investment Trust	62,700	1,627,065
		30,328,564
Real estate management and development - 0.3%
Forestar Group, Inc. (I)	62,300	819,868
Thrifts and mortgage finance - 1.5%
Radian Group, Inc.	127,100	2,384,396
United Financial Bancorp, Inc.	114,800	1,544,060
WSFS Financial Corp.	44,000	1,203,400
		5,131,856
		99,367,224
Health care - 7.0%
Biotechnology - 0.5%
Momenta Pharmaceuticals, Inc. (I)	74,000	1,687,940
Health care equipment and supplies - 4.2%
Analogic Corp.	21,100	1,664,790
Atrion Corp.	6,200	2,432,322
Halyard Health, Inc. (I)	69,900	2,830,950
Lantheus Holdings, Inc. (I)	29,400	181,986
Quidel Corp. (I)	84,300	1,934,685
West Pharmaceutical Services, Inc.	85,400	4,960,032
		14,004,765
Health care providers and services - 2.3%
National HealthCare Corp.	40,250	2,615,848
Select Medical Holdings Corp.	76,400	1,237,680
The Ensign Group, Inc.	15,400	786,324
Triple-S Management Corp., Class B (I)	54,400	1,395,904
WellCare Health Plans, Inc. (I)	22,400	1,900,192
		7,935,948
		23,628,653
Industrials - 20.1%
Aerospace and defense - 0.3%
Cubic Corp.	20,800	989,664
Air freight and logistics - 0.9%
Hub Group, Inc., Class A (I)	38,000	1,532,920
UTi Worldwide, Inc. (I)	156,400	1,562,436
		3,095,356
Airlines - 0.6%
Alaska Air Group, Inc.	31,800	2,048,874
Building products - 1.2%
Gibraltar Industries, Inc. (I)	104,700	2,132,739
Universal Forest Products, Inc.	37,500	1,951,125
		4,083,864
Commercial services and supplies - 4.6%
Brady Corp., Class A	41,700	1,031,658
G&K Services, Inc., Class A	46,600	3,221,924
Matthews International Corp., Class A	61,900	3,289,366
McGrath RentCorp.	110,730	3,369,514
MSA Safety, Inc.	45,800	2,221,758

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
US Ecology, Inc.	47,000	$2,289,840
		15,424,060
Construction and engineering - 1.1%
Aegion Corp. (I)	88,400	1,674,296
Comfort Systems USA, Inc.	94,400	2,166,480
		3,840,776
Electrical equipment - 0.5%
Franklin Electric Company, Inc.	47,300	1,529,209
Machinery - 3.6%
CIRCOR International, Inc.	37,400	2,039,422
ESCO Technologies, Inc.	68,600	2,566,326
Hillenbrand, Inc.	26,810	823,067
Luxfer Holdings PLC, ADR	41,150	534,950
Nordson Corp.	32,400	2,523,636
RBC Bearings, Inc. (I)	15,200	1,090,752
Sun Hydraulics Corp.	32,500	1,238,575
Woodward, Inc.	25,630	1,409,394
		12,226,122
Marine - 0.7%
Kirby Corp. (I)	31,300	2,399,458
Professional services - 1.1%
FTI Consulting, Inc. (I)	43,900	1,810,436
Navigant Consulting, Inc. (I)	130,500	1,940,535
		3,750,971
Road and rail - 3.5%
Genesee & Wyoming, Inc., Class A (I)	63,500	4,837,430
Landstar System, Inc.	76,000	5,082,120
Universal Truckload Services, Inc.	59,489	1,306,378
YRC Worldwide, Inc. (I)	27,000	350,460
		11,576,388
Trading companies and distributors - 2.0%
Beacon Roofing Supply, Inc. (I)	139,800	4,644,156
Kaman Corp.	44,600	1,870,524
Univar Inc (I)	8,000	208,240
		6,722,920
		67,687,662
Information technology - 9.4%
Communications equipment - 0.7%
Ixia (I)	150,900	1,877,196
Sonus Networks, Inc. (I)	59,740	413,401
		2,290,597
Electronic equipment, instruments and components - 5.3%
Badger Meter, Inc.	16,900	1,072,981
Belden, Inc.	51,100	4,150,853
Electro Rent Corp.	131,600	1,429,176
Fabrinet (I)	74,800	1,401,004
Littelfuse, Inc.	41,500	3,937,935
Methode Electronics, Inc.	34,800	955,260
Newport Corp. (I)	57,100	1,082,616
SYNNEX Corp.	55,200	4,040,088
		18,069,913
Internet software and services - 0.1%
Xactly Corp.	31,500	270,585
Semiconductors and semiconductor equipment - 2.7%
Advanced Energy Industries, Inc. (I)	78,200	2,149,718
Brooks Automation, Inc.	90,600	1,037,370

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cabot Microelectronics Corp. (I)	60,500	$2,850,155
Entegris, Inc. (I)	60,100	875,657
Intersil Corp., Class A	34,800	435,348
Teradyne, Inc.	85,600	1,651,224
		8,999,472
Software - 0.6%
Progress Software Corp. (I)	70,900	1,949,750
		31,580,317
Materials - 5.8%
Chemicals - 2.7%
American Vanguard Corp.	77,600	1,070,880
Innospec, Inc.	101,500	4,571,560
Minerals Technologies, Inc.	49,000	3,338,370
		8,980,810
Containers and packaging - 0.7%
Myers Industries, Inc.	113,900	2,164,100
Metals and mining - 1.1%
Carpenter Technology Corp.	42,100	1,628,428
Royal Gold, Inc.	19,700	1,213,323
Stillwater Mining Company (I)	83,700	970,083
		3,811,834
Paper and forest products - 1.3%
Clearwater Paper Corp. (I)	45,000	2,578,500
Wausau Paper Corp.	203,500	1,868,130
		4,446,630
		19,403,374
Utilities - 5.0%
Electric utilities - 2.3%
Cleco Corp.	31,400	1,690,890
El Paso Electric Company	69,500	2,408,870
PNM Resources, Inc.	97,000	2,386,200
Portland General Electric Company	36,500	1,210,340
		7,696,300
Gas utilities - 1.3%
ONE Gas, Inc.	41,100	1,749,216
Southwest Gas Corp.	51,800	2,756,278
		4,505,494
Multi-utilities - 1.4%
Black Hills Corp.	28,700	1,252,755
NorthWestern Corp.	52,100	2,539,875
Vectren Corp.	21,800	838,864
		4,631,494
		16,833,288
TOTAL COMMON STOCKS (Cost $226,738,066)		$327,502,846

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Value ETF (L)	6,800	693,328
TOTAL EXCHANGE-TRADED FUNDS (Cost $403,071)		$693,328

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust, 0.1769% (W)(Y)	676,344	6,766,953
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,766,977)		$6,766,953

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.0000% (Y)	93,952	93,952
T.Rowe Price Reserve Investment Fund, 0.0722% (Y)	7,437,467	7,437,467
TOTAL SHORT-TERM INVESTMENTS (Cost $7,531,419)		$7,531,419
Total Investments (Small Company Value Trust)
(Cost $241,439,533) - 101.9%		$342,494,546
Other assets and liabilities, net - (1.9%)		(6,326,385)
TOTAL NET ASSETS - 100.0%		$336,168,161

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 12.5%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	48,704	$2,070,857
American Axle & Manufacturing Holdings, Inc. (I)	15,563	325,422
BorgWarner, Inc.	73,578	4,182,173
Bridgestone Corp.	165,974	6,134,827
Cie Generale des Etablissements Michelin	47,387	4,986,238
Continental AG	28,069	6,646,103
Cooper Tire & Rubber Company	11,882	401,968
Cooper-Standard Holding, Inc. (I)	2,776	170,641
Dana Holding Corp.	110,317	2,270,324
Delphi Automotive PLC	93,791	7,980,676
Denso Corp.	124,095	6,174,110
Dorman Products, Inc. (I) (L)	5,604	267,087
Drew Industries, Inc.	4,983	289,114
Federal-Mogul Holdings Corp. (I)	6,690	75,932
Fox Factory Holding Corp. (I)	3,883	62,439
Gentex Corp.	138,284	2,270,623
Gentherm, Inc. (I)	7,545	414,296
GKN PLC	419,810	2,205,607
Johnson Controls, Inc.	212,612	10,530,672
Koito Manufacturing Company, Ltd.	26,766	1,042,192
Metaldyne Performance Group, Inc.	2,480	45,012
Modine Manufacturing Company (I)	10,408	111,678
Motorcar Parts of America, Inc. (I)	3,956	119,036
NGK Spark Plug Company, Ltd.	45,499	1,260,057
NHK Spring Company, Ltd.	41,777	459,980
NOK Corp.	24,572	761,334
Nokian Renkaat OYJ	28,851	903,913
Pirelli & C. SpA	66,917	1,129,367
Remy International, Inc. (I)	6,174	136,507
Standard Motor Products, Inc.	4,199	147,469
Stanley Electric Company, Ltd.	36,267	755,326
Stoneridge, Inc. (I)	6,528	76,443
Strattec Security Corp.	834	57,296
Sumitomo Electric Industries, Ltd.	192,643	2,981,601
Sumitomo Rubber Industries, Ltd.	44,002	681,605
Superior Industries International, Inc.	5,270	96,494
Tenneco, Inc. (I)	12,599	723,687
The Goodyear Tire & Rubber Company	86,751	2,615,543
The Yokohama Rubber Company, Ltd.	26,500	531,739
Tower International, Inc. (I)	4,577	119,231

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Toyoda Gosei Company, Ltd.	16,003	$385,740
Toyota Industries Corp.	41,653	2,371,988
Valeo SA	20,278	3,207,634
		78,179,981
Automobiles - 1.6%
Bayerische Motoren Werke AG	84,516	9,255,717
Daihatsu Motor Company, Ltd.	48,712	693,327
Daimler AG	245,665	22,378,999
Fiat Chrysler Automobiles NV (I)	229,577	3,367,928
Ford Motor Company	1,290,455	19,369,730
Fuji Heavy Industries, Ltd.	149,812	5,508,704
General Motors Company	438,292	14,608,272
Harley-Davidson, Inc.	67,941	3,828,475
Honda Motor Company, Ltd.	415,973	13,444,178
Isuzu Motors, Ltd.	151,100	1,982,365
Mazda Motor Corp.	137,900	2,698,535
Mitsubishi Motors Corp.	162,637	1,383,069
Nissan Motor Company, Ltd.	634,496	6,628,546
Peugeot SA (I)	110,423	2,277,123
Renault SA	49,049	5,142,658
Suzuki Motor Corp.	93,143	3,143,525
Thor Industries, Inc.	21,431	1,206,137
Toyota Motor Corp.	697,652	46,684,967
Volkswagen AG	9,018	2,088,086
Winnebago Industries, Inc. (L)	5,692	134,274
Yamaha Motor Company, Ltd.	66,613	1,455,472
		167,280,087
Distributors - 0.1%
Core-Mark Holding Company, Inc.	4,871	288,607
Genuine Parts Company	49,552	4,436,391
Jardine Cycle and Carriage, Ltd.	27,567	676,781
LKQ Corp. (I)	142,921	4,322,646
Pool Corp.	9,029	633,655
VOXX International Corp. (I)	4,573	37,864
Weyco Group, Inc.	1,610	48,010
		10,443,954
Diversified consumer services - 0.1%
2U, Inc. (I)	5,103	164,266
American Public Education, Inc. (I)	3,765	96,836
Apollo Education Group, Inc. (I)	65,159	839,248
Ascent Capital Group, Inc., Class A (I)	3,045	130,143
Benesse Holdings, Inc.	17,655	442,600
Bright Horizons Family Solutions, Inc. (I)	7,743	447,545
Capella Education Company	2,592	139,113
Career Education Corp. (I)	16,102	53,137
Carriage Services, Inc.	3,643	86,995
Chegg, Inc. (I) (L)	16,367	128,317
DeVry Education Group, Inc.	40,240	1,206,395
Graham Holdings Company, Class B	2,081	2,237,179
Grand Canyon Education, Inc. (I)	9,825	416,580
H&R Block, Inc.	90,339	2,678,551
Houghton Mifflin Harcourt Company (I)	28,489	717,923
K12, Inc. (I)	7,340	92,851
LifeLock, Inc. (I)	19,605	321,522
Regis Corp. (I)	8,638	136,135
Service Corp. International	94,965	2,794,820
Sotheby’s	41,929	1,896,868
Steiner Leisure, Ltd. (I)	2,771	149,024
Strayer Education, Inc. (I)	2,344	101,026
Universal Technical Institute, Inc.	5,210	44,806
		15,321,880

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 1.6%
Accor SA	53,534	$2,709,361
Aristocrat Leisure, Ltd.	137,899	813,175
Belmond, Ltd., Class A (I)	20,022	250,075
Biglari Holdings, Inc. (I)	336	139,020
BJ’s Restaurants, Inc. (I)	4,459	216,039
Bloomin’ Brands, Inc.	25,677	548,204
Bob Evans Farms, Inc.	4,965	253,463
Bojangles’, Inc. (I)	1,760	41,994
Boyd Gaming Corp. (I)	16,565	247,647
Bravo Brio Restaurant Group, Inc. (I)	3,708	50,243
Brinker International, Inc.	28,766	1,658,360
Buffalo Wild Wings, Inc. (I)	12,821	2,008,922
Caesars Acquisition Company, Class A (I)	9,903	68,133
Caesars Entertainment Corp. (I) (L)	12,459	76,249
Carnival Corp.	146,393	7,230,350
Carnival PLC	47,012	2,403,709
Carrols Restaurant Group, Inc. (I)	8,426	87,630
Chipotle Mexican Grill, Inc. (I)	10,085	6,101,324
Churchill Downs, Inc.	2,764	345,638
Chuy’s Holdings, Inc. (I)	3,595	96,310
ClubCorp Holdings, Inc.	9,206	219,839
Compass Group PLC	425,028	7,029,597
Cracker Barrel Old Country Store, Inc. (L)	3,937	587,243
Crown Resorts, Ltd.	92,434	868,509
Darden Restaurants, Inc.	40,867	2,904,826
Dave & Buster’s Entertainment, Inc. (I)	4,751	171,464
Del Frisco’s Restaurant Group, Inc. (I)	5,214	97,137
Denny’s Corp. (I)	17,897	207,784
Diamond Resorts International, Inc. (I)	8,622	272,024
DineEquity, Inc.	3,465	343,347
Domino’s Pizza, Inc.	25,946	2,942,276
Dunkin’ Brands Group, Inc.	45,233	2,487,815
El Dorado Resorts, Inc. (I)	6,796	53,145
El Pollo Loco Holdings, Inc. (I) (L)	2,871	59,458
Fiesta Restaurant Group, Inc. (I)	5,644	282,200
Flight Centre Travel Group, Ltd. (L)	13,750	361,389
Galaxy Entertainment Group, Ltd.	597,153	2,376,051
Genting Singapore PLC	1,548,121	1,027,863
InterContinental Hotels Group PLC	60,286	2,430,535
International Speedway Corp., Class A	18,955	695,080
Interval Leisure Group, Inc.	8,257	188,672
Intrawest Resorts Holdings, Inc. (I)	4,139	48,095
Isle of Capri Casinos, Inc. (I)	4,918	89,262
Jack in the Box, Inc.	7,698	678,656
Jamba, Inc. (I) (L)	3,312	51,303
Krispy Kreme Doughnuts, Inc. (I)	13,647	262,841
La Quinta Holdings, Inc. (I)	19,153	437,646
Marriott International, Inc., Class A	66,891	4,976,021
Marriott Vacations Worldwide Corp.	5,268	483,339
McDonald’s Corp.	311,141	29,580,175
McDonald’s Holdings Company Japan, Ltd. (L)	17,661	372,993
Merlin Entertainments PLC (S)	182,433	1,223,552
MGM China Holdings, Ltd.	243,372	397,394
Monarch Casino & Resort, Inc. (I)	2,670	54,895
Morgans Hotel Group Company (I)	7,189	48,454
Noodles & Company (I) (L)	2,878	42,019
Oriental Land Company, Ltd.	51,000	3,253,246
Panera Bread Company, Class A (I)	11,873	2,075,044
Papa John’s International, Inc.	6,021	455,248
Papa Murphy’s Holdings, Inc. (I)	2,183	45,232
Penn National Gaming, Inc. (I)	16,754	307,436
Pinnacle Entertainment, Inc. (I)	12,537	467,379

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Popeyes Louisiana Kitchen, Inc. (I)	4,786	$287,112
Potbelly Corp. (I) (L)	4,840	59,290
Red Robin Gourmet Burgers, Inc. (I)	2,939	252,225
Royal Caribbean Cruises, Ltd.	53,467	4,207,318
Ruby Tuesday, Inc. (I)	13,449	84,325
Ruth’s Hospitality Group, Inc.	7,720	124,446
Sands China, Ltd.	617,882	2,076,577
Scientific Games Corp., Class A (I) (L)	10,719	166,573
SeaWorld Entertainment, Inc.	13,789	254,269
Shake Shack, Inc., Class A (I)	1,220	73,529
Shangri-La Asia, Ltd.	321,964	448,897
SJM Holdings, Ltd.	517,884	559,963
Sodexo	24,052	2,289,696
Sonic Corp.	10,897	313,834
Speedway Motorsports, Inc.	2,686	60,838
Starbucks Corp.	487,087	26,115,170
Starwood Hotels & Resorts Worldwide, Inc.	55,456	4,496,927
Tabcorp Holdings, Ltd.	210,694	738,534
Tatts Group, Ltd.	364,583	1,045,352
Texas Roadhouse, Inc.	14,498	542,660
The Cheesecake Factory, Inc.	31,350	1,709,672
The Habit Restaurants, Inc., Class A (I) (L)	2,583	80,822
The Marcus Corp.	4,187	80,307
The Wendy’s Company	127,990	1,443,727
TUI AG	116,009	1,877,056
Vail Resorts, Inc.	7,525	821,730
Whitbread PLC	46,373	3,602,683
William Hill PLC	222,305	1,408,173
Wyndham Worldwide Corp.	38,876	3,184,333
Wynn Macau, Ltd.	393,670	655,958
Wynn Resorts, Ltd.	26,691	2,633,601
Yum! Brands, Inc.	140,383	12,645,701
Zoe’s Kitchen, Inc. (I)	4,114	168,427
		170,812,055
Household durables - 0.7%
Barratt Developments PLC	253,317	2,443,325
Bassett Furniture Industries, Inc.	2,448	69,548
Beazer Homes USA, Inc. (I)	5,884	117,386
Casio Computer Company, Ltd. (L)	51,948	1,024,659
Cavco Industries, Inc. (I)	1,901	143,411
Century Communities, Inc. (I)	3,438	69,207
CSS Industries, Inc.	2,238	67,700
D.R. Horton, Inc.	107,420	2,939,011
Electrolux AB, Series B	61,314	1,921,160
Ethan Allen Interiors, Inc.	5,431	143,053
Flexsteel Industries, Inc.	1,325	57,094
Garmin, Ltd. (L)	38,510	1,691,744
Harman International Industries, Inc.	23,121	2,750,012
Helen of Troy, Ltd. (I)	5,902	575,386
Hooker Furniture Corp.	2,545	63,905
Hovnanian Enterprises, Inc., Class A (I) (L)	26,534	70,580
Husqvarna AB, B Shares	104,168	784,661
Iida Group Holdings Company, Ltd.	37,700	599,329
Installed Building Products, Inc. (I)	4,256	104,187
iRobot Corp. (I) (L)	6,217	198,198
Jarden Corp. (I)	84,124	4,353,417
KB Home	59,679	990,671
La-Z-Boy, Inc.	10,660	280,784
Leggett & Platt, Inc.	45,242	2,202,381
Lennar Corp., Class A	57,562	2,937,964
LGI Homes, Inc. (I) (L)	3,194	63,177
Libbey, Inc.	4,686	193,672
M/I Homes, Inc. (I)	5,149	127,026

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
MDC Holdings, Inc.	26,333	$789,200
Meritage Homes Corp. (I)	8,182	385,290
Mohawk Industries, Inc. (I)	20,142	3,845,108
NACCO Industries, Inc., Class A	1,046	63,555
Newell Rubbermaid, Inc.	87,359	3,591,328
Nikon Corp.	86,246	996,719
NVR, Inc. (I)	1,808	2,422,720
Panasonic Corp.	563,409	7,716,565
Persimmon PLC (I)	78,270	2,428,401
PulteGroup, Inc.	107,983	2,175,857
Rinnai Corp.	9,378	738,471
Sekisui Chemical Company, Ltd.	106,163	1,303,260
Sekisui House, Ltd.	151,978	2,413,555
Sharp Corp. (I) (L)	370,898	450,684
Skullcandy, Inc. (I)	5,145	39,462
Sony Corp.	297,900	8,459,424
Standard Pacific Corp. (I)	30,129	268,449
Taylor Morrison Home Corp., Class A (I)	6,770	137,837
Taylor Wimpey PLC	830,791	2,422,816
Techtronic Industries Company	349,242	1,141,890
Tempur Sealy International, Inc. (I)	28,634	1,886,981
The Ryland Group, Inc.	9,682	448,954
Toll Brothers, Inc. (I)	75,316	2,876,318
TRI Pointe Homes, Inc. (I)	33,584	513,835
Tupperware Brands Corp.	23,381	1,509,010
Universal Electronics, Inc. (I)	3,373	168,110
WCI Communities, Inc. (I)	3,312	80,780
Whirlpool Corp.	25,406	4,396,508
William Lyon Homes, Class A (I)	4,112	105,555
ZAGG, Inc. (I)	6,824	54,046
		80,813,336
Internet and catalog retail - 0.9%
1-800-Flowers.com, Inc., Class A (I)	5,701	59,632
Amazon.com, Inc. (I)	123,950	53,805,456
Blue Nile, Inc. (I)	2,655	80,685
Etsy, Inc. (I)	4,253	59,755
Expedia, Inc.	32,556	3,559,999
FTD Companies, Inc. (I)	3,771	106,304
HSN, Inc.	22,004	1,544,461
Lands’ End, Inc. (I) (L)	3,507	87,079
Liberty TripAdvisor Holdings, Inc., Class A (I)	15,605	502,793
Netflix, Inc. (I)	19,678	12,927,265
Nutrisystem, Inc.	6,139	152,738
Orbitz Worldwide, Inc. (I) (L)	23,046	263,185
Overstock.com, Inc. (I)	2,674	60,272
PetMed Express, Inc. (L)	4,547	78,527
Rakuten, Inc.	203,505	3,285,411
Shutterfly, Inc. (I)	7,821	373,922
The Priceline Group, Inc. (I)	16,827	19,374,103
Travelport Worldwide, Ltd. (L)	21,790	300,266
TripAdvisor, Inc. (I)	36,030	3,139,654
Wayfair, Inc., Class A (I) (L)	4,213	158,577
zulily, Inc., Class A (I)	13,834	180,395
		100,100,479
Leisure products - 0.2%
Arctic Cat, Inc.	2,876	95,512
Bandai Namco Holdings, Inc.	45,093	871,402
Black Diamond, Inc. (I)	5,126	47,364
Brunswick Corp.	43,627	2,218,869
Callaway Golf Company	16,845	150,594
Escalade, Inc.	2,603	47,869
Hasbro, Inc.	36,069	2,697,601

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
JAKKS Pacific, Inc. (I) (L)	4,538	$44,881
Malibu Boats, Inc., Class A (I)	3,898	78,311
Mattel, Inc.	109,259	2,806,864
Nautilus, Inc. (I)	6,778	145,795
Performance Sports Group, Ltd. (I)	9,603	172,854
Polaris Industries, Inc.	28,776	4,262,013
Sankyo Company, Ltd.	12,251	433,732
Sega Sammy Holdings, Inc.	47,336	618,932
Shimano, Inc.	20,081	2,740,261
Smith & Wesson Holding Corp. (I)	11,262	186,837
Sturm Ruger & Company, Inc.	3,931	225,836
Vista Outdoor, Inc. (I)	29,982	1,346,192
Yamaha Corp.	42,673	860,057
		20,051,776
Media - 2.8%
Altice SA (I)	22,139	3,054,282
AMC Entertainment Holdings, Inc., Class A	4,390	134,685
AMC Networks, Inc., Class A (I)	27,864	2,280,668
Axel Springer AG	11,397	598,566
Cable ONE, Inc. (I)	2,091	889,721
Cablevision Systems Corp., Class A	72,394	1,733,112
Carmike Cinemas, Inc. (I)	5,248	139,282
CBS Corp., Class B	146,986	8,157,723
Cinemark Holdings, Inc.	49,342	1,982,068
Comcast Corp., Class A	815,826	49,063,776
Cumulus Media, Inc., Class A (I)	31,358	63,657
Daily Journal Corp. (I) (L)	268	52,665
Dentsu, Inc.	55,265	2,859,000
DIRECTV (I)	163,220	15,145,184
Discovery Communications, Inc., Series A (I) (L)	49,170	1,635,394
Discovery Communications, Inc., Series C (I)	84,138	2,615,009
DreamWorks Animation SKG, Inc., Class A (I) (L)	50,151	1,322,983
Entercom Communications Corp., Class A (I)	6,046	69,045
Entravision Communications Corp., Class A	14,522	119,516
Eros International PLC (I)	6,067	152,403
Eutelsat Communications	43,425	1,402,766
Gannett Company, Inc. (I)	36,562	511,495
Global Eagle Entertainment, Inc. (I) (L)	9,841	128,130
Gray Television, Inc. (I)	13,523	212,041
Hakuhodo DY Holdings, Inc.	60,373	645,654
Harte-Hanks, Inc.	10,713	63,849
IMAX Corp. (I)	12,472	502,247
ITV PLC	977,490	4,044,302
JCDecaux SA	20,030	837,620
John Wiley & Sons, Inc., Class A	21,803	1,185,429
Journal Media Group, Inc.	5,965	49,450
Kabel Deutschland Holding AG (I)	5,624	752,576
Lagardere SCA	30,303	886,691
Live Nation Entertainment, Inc. (I)	68,589	1,885,512
Loral Space & Communications, Inc. (I)	2,794	176,357
Martha Stewart Living Omnimedia, Inc., Class A (I)	7,460	46,550
MDC Partners, Inc., Class A	9,248	182,186
Media General, Inc. (I)	20,225	334,117
Meredith Corp.	24,784	1,292,486
National CineMedia, Inc.	12,898	205,852
New Media Investment Group, Inc.	9,493	170,209
News Corp., Class A (I)	164,496	2,399,997
Nexstar Broadcasting Group, Inc., Class A	6,688	374,528
Numericable Group SA (I)	25,126	1,336,622
Omnicom Group, Inc.	79,334	5,512,920

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Pearson PLC	209,344	$3,963,814
ProSiebenSat.1 Media AG	55,857	2,759,007
Publicis Groupe SA (L)	47,966	3,555,380
REA Group, Ltd.	13,378	403,524
Reading International, Inc., Class A (I)	4,133	57,242
Reed Elsevier NV	168,989	4,019,520
Reed Elsevier PLC	288,402	4,686,728
Rentrak Corp. (I) (L)	2,678	186,924
RTL Group SA	9,823	887,999
Scholastic Corp.	5,592	246,775
Scripps Networks Interactive, Inc., Class A	30,916	2,020,979
SES SA	81,794	2,749,748
SFX Entertainment, Inc. (I) (L)	10,495	47,123
Sinclair Broadcast Group, Inc., Class A (L)	13,988	390,405
Singapore Press Holdings, Ltd.	405,732	1,228,435
Sky PLC	263,402	4,290,196
Societe Television Francaise 1	3	52
Tegna, Inc.	73,123	2,345,055
Telenet Group Holding NV	13,526	735,915
The EW Scripps Company, Class A	12,529	286,288
The Interpublic Group of Companies, Inc.	132,874	2,560,482
The New York Times Company, Class A	90,399	1,233,946
The Walt Disney Company	506,678	57,832,227
Thomson Reuters Corp.	29,396	1,119,106
Time Warner Cable, Inc.	91,749	16,346,919
Time Warner, Inc.	267,634	23,393,888
Time, Inc.	73,671	1,695,170
Toho Company, Ltd.	29,008	721,288
Tribune Publishing Company	5,828	90,567
Twenty-First Century Fox, Inc., Class A	574,342	18,691,960
Viacom, Inc., Class B	116,014	7,499,145
Vivendi SA (L)	293,424	7,440,228
Wolters Kluwer NV	77,066	2,293,773
World Wrestling Entertainment, Inc., Class A (L)	6,406	105,699
WPP PLC	335,048	7,520,546
		300,614,378
Multiline retail - 0.6%
Big Lots, Inc.	36,469	1,640,740
Burlington Stores, Inc. (I)	15,688	803,226
Dollar General Corp.	96,463	7,499,034
Dollar Tree, Inc. (I)	66,957	5,288,933
Don Quijote Company, Ltd.	29,814	1,268,554
Family Dollar Stores, Inc.	30,864	2,432,392
Fred’s, Inc., Class A	7,911	152,603
Harvey Norman Holding, Ltd.	140,133	486,600
Isetan Mitsukoshi Holdings, Ltd.	90,928	1,624,491
J Front Retailing Company, Ltd.	61,300	1,153,745
J.C. Penney Company, Inc. (I) (L)	143,305	1,213,793
Kohl’s Corp.	64,293	4,025,385
Macy’s, Inc.	109,270	7,372,447
Marks & Spencer Group PLC	420,356	3,546,093
Marui Group Company, Ltd.	61,641	832,804
Next PLC	37,056	4,337,103
Nordstrom, Inc.	45,519	3,391,166
Takashimaya Company, Ltd.	71,883	651,576
Target Corp.	207,314	16,923,042
Tuesday Morning Corp. (I)	9,398	105,868
		64,749,595
Specialty retail - 2.1%
Aaron’s, Inc.	30,340	1,098,611
ABC-Mart, Inc.	6,464	395,612

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Abercrombie & Fitch Company, Class A (L)	47,231	$1,015,939
Advance Auto Parts, Inc.	34,377	5,475,912
America’s Car-Mart, Inc. (I)	1,897	93,560
American Eagle Outfitters, Inc. (L)	123,016	2,118,336
ANN, Inc. (I)	31,292	1,511,091
Asbury Automotive Group, Inc. (I)	5,595	507,019
Ascena Retail Group, Inc. (I)	91,285	1,520,352
AutoNation, Inc. (I)	24,414	1,537,594
AutoZone, Inc. (I)	10,301	6,869,737
Barnes & Noble, Inc. (I)	10,591	274,942
Bed Bath & Beyond, Inc. (I)	55,673	3,840,324
Best Buy Company, Inc.	95,897	3,127,201
Big 5 Sporting Goods Corp.	4,248	60,364
Boot Barn Holdings, Inc. (I)	2,591	82,912
Build-A-Bear Workshop, Inc. (I)	3,180	50,848
Cabela’s, Inc. (I) (L)	22,508	1,124,950
Caleres, Inc.	9,062	287,990
CarMax, Inc. (I)	67,941	4,498,374
Chico’s FAS, Inc.	97,171	1,615,954
Citi Trends, Inc. (I)	3,533	85,499
Conn’s, Inc. (I) (L)	5,736	227,719
CST Brands, Inc.	36,255	1,416,120
Destination XL Group, Inc. (I)	9,918	49,689
Dick’s Sporting Goods, Inc.	45,611	2,361,281
Dixons Carphone PLC	249,395	1,773,422
Express, Inc. (I)	17,619	319,080
Fast Retailing Company, Ltd.	13,546	6,142,718
Five Below, Inc. (I)	11,382	449,930
Foot Locker, Inc.	65,781	4,407,985
Francesca’s Holdings Corp. (I)	9,005	121,297
GameStop Corp., Class A (L)	35,133	1,509,314
Genesco, Inc. (I)	5,009	330,744
Group 1 Automotive, Inc.	4,814	437,256
Guess?, Inc.	43,232	828,757
Haverty Furniture Companies, Inc.	4,386	94,825
Hennes & Mauritz AB, B Shares	242,255	9,324,082
Hibbett Sports, Inc. (I)	5,194	241,937
Hikari Tsushin, Inc.	5,000	336,990
Inditex SA	278,263	9,076,187
Kingfisher PLC	598,774	3,266,006
Kirkland’s, Inc.	3,810	106,185
L Brands, Inc.	79,648	6,828,223
Lithia Motors, Inc., Class A	4,734	535,699
Lowe’s Companies, Inc.	302,760	20,275,837
Lumber Liquidators Holdings, Inc. (I) (L)	5,752	119,124
MarineMax, Inc. (I)	5,448	128,082
Mattress Firm Holding Corp. (I) (L)	4,264	259,891
Monro Muffler Brake, Inc.	6,672	414,732
Murphy USA, Inc. (I)	20,012	1,117,070
Nitori Holdings Company, Ltd.	18,990	1,548,226
O’Reilly Automotive, Inc. (I)	32,791	7,410,110
Office Depot, Inc. (I)	231,696	2,006,487
Outerwall, Inc.	3,825	291,121
Party City Holdco, Inc. (I)	5,277	106,965
Pier 1 Imports, Inc.	18,813	237,608
Rent-A-Center, Inc.	35,917	1,018,247
Restoration Hardware Holdings, Inc. (I)	6,948	678,333
Ross Stores, Inc.	134,491	6,537,608
Sanrio Company, Ltd. (L)	12,873	349,765
Select Comfort Corp. (I)	10,936	328,846
Shimamura Company, Ltd.	5,728	601,378
Shoe Carnival, Inc.	3,319	95,786
Signet Jewelers, Ltd.	37,684	4,832,596

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sonic Automotive, Inc., Class A	6,674	$159,041
Sports Direct International PLC (I)	69,987	789,096
Sportsman’s Warehouse Holdings, Inc. (I)	4,076	46,344
Stage Stores, Inc.	6,852	120,116
Staples, Inc.	207,272	3,173,334
Stein Mart, Inc.	6,838	71,594
The Buckle, Inc. (L)	5,895	269,814
The Cato Corp., Class A	5,599	217,017
The Children’s Place Retail Stores, Inc.	4,300	281,263
The Container Store Group, Inc. (I) (L)	3,464	58,438
The Finish Line, Inc., Class A	9,678	269,242
The Gap, Inc.	85,584	3,266,741
The Home Depot, Inc.	421,643	46,857,187
The Men’s Wearhouse, Inc.	10,037	643,071
The Pep Boys - Manny, Moe & Jack (I)	11,468	140,712
The TJX Companies, Inc.	221,020	14,624,893
Tiffany & Company	36,429	3,344,182
Tile Shop Holdings, Inc. (I)	5,934	84,203
Tractor Supply Company	44,196	3,974,988
Urban Outfitters, Inc. (I)	31,470	1,101,450
USS Company, Ltd.	56,148	1,012,635
Vitamin Shoppe, Inc. (I)	6,170	229,956
West Marine, Inc. (I)	4,458	42,975
Williams-Sonoma, Inc.	40,053	3,295,160
Winmark Corp.	558	54,963
Yamada Denki Company, Ltd.	173,068	692,320
Zumiez, Inc. (I)	4,654	123,936
		220,681,050
Textiles, apparel and luxury goods - 1.1%
adidas AG	53,413	4,086,858
Asics Corp.	40,672	1,050,687
Burberry Group PLC	113,556	2,801,468
Carter’s, Inc.	24,718	2,627,523
Cherokee, Inc.	2,051	57,797
Christian Dior SA	13,907	2,722,557
Cie Financiere Richemont SA	133,225	10,828,235
Coach, Inc.	89,154	3,085,620
Columbia Sportswear Company	5,929	358,467
Crocs, Inc. (I)	16,204	238,361
Culp, Inc.	2,324	72,044
Deckers Outdoor Corp. (I)	22,787	1,639,980
Fossil Group, Inc. (I)	14,345	994,969
G-III Apparel Group, Ltd. (I)	8,308	584,468
Hanesbrands, Inc.	130,153	4,336,698
Hermes International SA	6,731	2,513,216
Hugo Boss AG	17,084	1,909,924
Iconix Brand Group, Inc. (I)	9,905	247,328
Kate Spade & Company (I)	59,887	1,289,966
Kering	19,330	3,455,954
Li & Fung, Ltd.	1,481,774	1,174,708
Luxottica Group SpA	43,053	2,863,794
LVMH Moet Hennessy Louis Vuitton SA	71,239	12,524,545
Michael Kors Holdings, Ltd. (I)	64,580	2,718,172
Movado Group, Inc.	3,488	94,734
NIKE, Inc., Class B	226,085	24,421,702
Oxford Industries, Inc.	3,052	266,897
Pandora A/S	29,436	3,158,606
Perry Ellis International, Inc. (I)	2,830	67,269
PVH Corp.	26,631	3,067,891
Ralph Lauren Corp.	19,397	2,567,387
Sequential Brands Group, Inc. (I)	5,556	84,951
Skechers U.S.A., Inc., Class A (I)	19,356	2,125,095
Steven Madden, Ltd. (I)	11,697	500,398

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
The Swatch Group AG, Bearer Shares	7,901	$3,078,845
The Swatch Group AG, Registered Shares	12,536	941,644
Tumi Holdings, Inc. (I)	11,707	240,228
Under Armour, Inc., Class A (I)	54,934	4,583,693
Unifi, Inc. (I)	3,117	104,420
Vera Bradley, Inc. (I)	4,500	50,715
VF Corp.	110,424	7,700,970
Vince Holding Corp. (I)	3,480	41,690
Wolverine World Wide, Inc.	21,299	606,596
Yue Yuen Industrial Holdings, Ltd.	190,987	638,833
		118,525,903
		1,347,574,474
Consumer staples - 8.9%
Beverages - 1.9%
Anheuser-Busch InBev NV	205,186	24,692,152
Asahi Group Holdings, Ltd.	98,803	3,137,802
Brown-Forman Corp., Class B	50,666	5,075,720
Carlsberg A/S, Class B	27,337	2,476,886
Coca-Cola Amatil, Ltd.	145,393	1,025,593
Coca-Cola Bottling Company Consolidated	978	147,746
Coca-Cola Enterprises, Inc.	69,708	3,028,116
Coca-Cola HBC AG (I)	51,025	1,095,055
Constellation Brands, Inc., Class A	54,908	6,370,426
Diageo PLC	641,924	18,589,973
Dr. Pepper Snapple Group, Inc.	62,273	4,539,702
Heineken Holding NV	25,585	1,793,239
Heineken NV	58,798	4,470,257
Kirin Holdings Company, Ltd.	210,192	2,895,218
MGP Ingredients, Inc.	2,934	49,350
Molson Coors Brewing Company, Class B	51,821	3,617,624
Monster Beverage Corp. (I)	47,511	6,367,424
National Beverage Corp. (I)	2,500	56,225
PepsiCo, Inc.	479,128	44,721,808
Pernod Ricard SA	54,179	6,263,221
Remy Cointreau SA	6,439	465,191
SABMiller PLC	247,374	12,826,440
Suntory Beverage & Food, Ltd.	35,259	1,403,695
The Boston Beer Company, Inc., Class A (I)	6,160	1,429,058
The Coca-Cola Company	1,273,370	49,954,305
Treasury Wine Estates, Ltd.	164,391	631,314
		207,123,540
Food and staples retailing - 1.9%
Aeon Company, Ltd.	166,278	2,359,499
Carrefour SA (L)	140,670	4,520,218
Casey’s General Stores, Inc.	25,646	2,455,348
Casino Guichard Perrachon SA	14,309	1,086,088
Colruyt SA	17,825	799,593
Costco Wholesale Corp.	142,720	19,275,763
CVS Health Corp.	366,263	38,413,663
Delhaize Group SA	26,270	2,136,730
Diplomat Pharmacy, Inc. (I)	7,600	340,100
Distribuidora Internacional de Alimentacion SA	157,072	1,203,733
FamilyMart Company, Ltd.	15,092	694,007
ICA Gruppen AB	19,454	690,189
Ingles Markets, Inc., Class A	2,893	138,199
J Sainsbury PLC	342,660	1,426,400
Jeronimo Martins SGPS SA	63,789	822,491
Koninklijke Ahold NV	228,305	4,285,889
Lawson, Inc.	16,589	1,135,204
Metro AG	41,134	1,299,182

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Natural Grocers by Vitamin Cottage, Inc. (I)	2,070	$50,963
PriceSmart, Inc.	4,057	370,161
Seven & I Holdings Company, Ltd.	192,329	8,255,840
Smart & Final Stores, Inc. (I)	5,187	92,692
SpartanNash Company	7,876	256,285
SUPERVALU, Inc. (I)	151,474	1,225,425
Sysco Corp.	192,901	6,963,726
Tesco PLC	2,073,248	6,907,604
The Andersons, Inc.	5,977	233,103
The Chefs’ Warehouse, Inc. (I)	4,204	89,293
The Fresh Market, Inc. (I) (L)	8,952	287,717
The Kroger Company	159,104	11,536,631
United Natural Foods, Inc. (I)	33,872	2,156,969
Village Super Market, Inc., Class A	1,788	56,662
Wal-Mart Stores, Inc.	512,267	36,335,098
Walgreens Boots Alliance, Inc.	283,262	23,918,643
Weis Markets, Inc.	2,358	99,390
Wesfarmers, Ltd.	286,878	8,627,319
Whole Foods Market, Inc.	116,340	4,588,450
WM Morrison Supermarkets PLC	566,885	1,609,258
Woolworths, Ltd.	322,529	6,701,912
		203,445,437
Food products - 2.3%
Ajinomoto Company, Inc.	144,296	3,120,439
Alico, Inc.	932	42,276
Archer-Daniels-Midland Company	201,397	9,711,363
Aryzta AG (I)	22,168	1,090,739
Associated British Foods PLC	90,935	4,097,729
B&G Foods, Inc.	12,030	343,216
Barry Callebaut AG (I)	557	634,892
Boulder Brands, Inc. (I) (L)	12,362	85,792
Cal-Maine Foods, Inc. (L)	6,529	340,814
Calavo Growers, Inc.	3,111	161,554
Calbee, Inc.	18,700	787,794
Campbell Soup Company	57,271	2,728,963
Chocoladefabriken Lindt & Sprungli AG	245	1,295,897
Chocoladefabriken Lindt & Sprungli AG	26	1,627,352
ConAgra Foods, Inc.	138,706	6,064,226
Danone SA	147,827	9,575,403
Darling Ingredients, Inc. (I)	34,452	505,066
Dean Foods Company	63,857	1,032,568
Diamond Foods, Inc. (I)	5,468	171,586
Farmer Brothers Company (I)	1,873	44,016
Flowers Foods, Inc.	87,010	1,840,262
Fresh Del Monte Produce, Inc.	6,738	260,491
Freshpet, Inc. (I) (L)	4,601	85,579
General Mills, Inc.	193,559	10,785,107
Golden Agri-Resources, Ltd.	1,792,561	545,819
Hormel Foods Corp.	43,246	2,437,777
Ingredion, Inc.	33,608	2,682,254
Inventure Foods, Inc. (I)	4,714	47,847
J&J Snack Foods Corp.	3,092	342,192
John B. Sanfilippo & Son, Inc.	1,803	93,576
Kellogg Company	81,414	5,104,658
Kerry Group PLC	40,204	2,982,363
Kerry Group PLC	1,204	88,638
Keurig Green Mountain, Inc.	37,504	2,873,932
Kikkoman Corp.	37,746	1,178,566
Kraft Foods Group, Inc.	192,256	16,368,676
Lancaster Colony Corp.	12,911	1,172,964
Landec Corp. (I)	5,965	86,075
Limoneira Company (L)	2,852	63,400
McCormick & Company, Inc.	41,466	3,356,673

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mead Johnson Nutrition Company	65,807	$5,937,108
MEIJI Holdings Company, Ltd.	15,478	1,997,127
Mondelez International, Inc., Class A	528,031	21,723,195
Nestle SA	822,812	59,366,381
NH Foods, Ltd.	44,882	1,023,519
Nisshin Seifun Group, Inc.	54,100	719,058
Nissin Food Products Company, Ltd.	16,575	726,205
Omega Protein Corp. (I)	4,865	66,894
Orkla ASA	207,071	1,624,701
Post Holdings, Inc. (I)	37,228	2,007,706
Sanderson Farms, Inc. (L)	4,578	344,082
Seaboard Corp.	54	194,346
Seneca Foods Corp., Class A (I)	1,905	52,902
Snyder’s-Lance, Inc.	10,262	331,155
Tate & Lyle PLC	118,166	964,742
The Hain Celestial Group, Inc. (I)	48,207	3,174,913
The Hershey Company	47,704	4,237,546
The J.M. Smucker Company	31,497	3,414,590
The WhiteWave Foods Company (I)	82,284	4,022,042
Tootsie Roll Industries, Inc. (L)	13,495	436,023
Toyo Suisan Kaisha, Ltd.	22,550	821,651
TreeHouse Foods, Inc. (I)	28,981	2,348,330
Tyson Foods, Inc., Class A	94,751	4,039,235
Unilever NV	415,616	17,376,540
Unilever PLC	327,491	14,062,179
WH Group, Ltd. (I) (S)	1,497,500	1,019,214
Wilmar International, Ltd.	488,003	1,187,743
Yakult Honsha Company, Ltd.	22,203	1,315,074
Yamazaki Baking Company, Ltd.	28,390	472,723
		250,865,458
Household products - 1.3%
Central Garden & Pet Company, Class A (I)	9,544	108,897
Church & Dwight Company, Inc.	61,467	4,986,818
Colgate-Palmolive Company	276,030	18,055,122
Energizer Holdings, Inc. (I)	29,299	3,854,283
Energizer Holdings, Inc. (I)	29,310	996,540
Henkel AG & Company, KGaA	26,523	2,529,123
HRG Group, Inc. (I)	16,656	216,528
Kimberly-Clark Corp.	118,173	12,522,793
Orchids Paper Products Company	2,084	50,162
Reckitt Benckiser Group PLC	164,774	14,209,162
Svenska Cellulosa AB SCA, B Shares	150,287	3,821,525
The Clorox Company	42,593	4,430,524
The Procter & Gamble Company	880,567	68,895,562
Unicharm Corp.	95,200	2,261,429
WD-40 Company	3,091	269,412
		137,207,880
Personal products - 0.3%
Avon Products, Inc. (L)	204,338	1,279,156
Beiersdorf AG	25,659	2,149,974
Elizabeth Arden, Inc. (I) (L)	5,952	84,876
Inter Parfums, Inc.	3,724	126,355
Kao Corp.	128,675	5,984,282
L’Oreal SA	64,419	11,525,904
Medifast, Inc. (I)	2,349	75,920
Natural Health Trends Corp.	1,722	71,394
Nutraceutical International Corp. (I)	1,964	48,589
Revlon, Inc., Class A (I)	2,513	92,252
Shiseido Company, Ltd.	91,460	2,074,431
The Estee Lauder Companies, Inc., Class A	72,490	6,281,983
USANA Health Sciences, Inc. (I)	1,192	162,899
		29,958,015

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.2%
Altria Group, Inc.	638,319	$31,220,182
British American Tobacco PLC	475,643	25,609,808
Imperial Tobacco Group PLC	244,219	11,762,121
Japan Tobacco, Inc.	280,689	9,978,289
Philip Morris International, Inc.	502,885	40,316,290
Reynolds American, Inc.	134,946	10,075,068
Swedish Match AB	51,691	1,469,608
Universal Corp.	4,672	267,799
Vector Group, Ltd.	16,869	395,747
		131,094,912
		959,695,242
Energy - 6.4%
Energy equipment and services - 1.0%
Amec Foster Wheeler PLC	99,132	1,273,170
Atwood Oceanics, Inc. (L)	41,637	1,100,882
Baker Hughes, Inc.	141,079	8,704,574
Basic Energy Services, Inc. (I)	9,542	72,042
Bristow Group, Inc.	7,173	382,321
C&J Energy Services, Ltd. (I)	11,875	156,750
Cameron International Corp. (I)	62,174	3,256,052
CARBO Ceramics, Inc. (L)	4,176	173,847
Diamond Offshore Drilling, Inc. (L)	21,869	564,439
Dresser-Rand Group, Inc. (I)	36,133	3,077,809
Dril-Quip, Inc. (I)	18,323	1,378,806
Ensco PLC, Class A	77,282	1,721,070
Era Group, Inc. (I)	4,602	94,249
Exterran Holdings, Inc.	14,451	471,825
FMC Technologies, Inc. (I)	74,860	3,105,941
FMSA Holdings, Inc. (I) (L)	13,642	111,728
Forum Energy Technologies, Inc. (I)	12,473	252,952
Geospace Technologies Corp. (I)	2,933	67,606
Gulfmark Offshore, Inc., Class A (L)	5,561	64,508
Halliburton Company	276,192	11,895,589
Helix Energy Solutions Group, Inc. (I)	68,357	863,349
Helmerich & Payne, Inc.	34,666	2,441,180
Hornbeck Offshore Services, Inc. (I) (L)	6,847	140,569
Key Energy Services, Inc. (I)	31,341	56,414
Matrix Service Company (I)	5,783	105,713
McDermott International, Inc. (I) (L)	49,816	266,017
Nabors Industries, Ltd.	137,023	1,977,242
National Oilwell Varco, Inc.	125,881	6,077,535
Natural Gas Services Group, Inc. (I)	2,983	68,072
Newpark Resources, Inc. (I)	17,798	144,698
Noble Corp. PLC	80,035	1,231,739
Oceaneering International, Inc.	46,425	2,162,941
Oil States International, Inc. (I)	35,065	1,305,470
Parker Drilling Company (I)	26,892	89,281
Patterson-UTI Energy, Inc.	69,529	1,308,188
Petrofac, Ltd.	65,926	959,270
PHI, Inc. (I)	2,842	85,317
Pioneer Energy Services Corp. (I)	14,091	89,337
RigNet, Inc. (I)	2,609	79,757
Rowan Companies PLC, Class A	58,549	1,235,969
Saipem SpA (I) (L)	67,264	710,784
Schlumberger, Ltd.	412,153	35,523,467
SEACOR Holdings, Inc. (I)	3,739	265,245
Seadrill, Ltd. (L)	94,737	983,897
Seventy Seven Energy, Inc. (I)	12,539	53,792
Subsea 7 SA (I)	68,512	670,137
Superior Energy Services, Inc.	70,721	1,487,970
Technip SA	26,000	1,611,327
Tenaris SA	119,911	1,617,390

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tesco Corp.	8,649	$94,274
TETRA Technologies, Inc. (I)	17,232	109,940
Tidewater, Inc. (L)	31,911	725,337
Transocean, Ltd. (L)	92,254	1,495,605
Transocean, Ltd. (L)	110,535	1,781,824
U.S. Silica Holdings, Inc. (L)	11,247	330,212
Unit Corp. (I)	32,716	887,258
WorleyParsons, Ltd.	52,536	421,800
		107,384,477
Oil, gas and consumable fuels - 5.4%
Abraxas Petroleum Corp. (I)	21,577	63,652
Alon USA Energy, Inc.	6,530	123,417
Anadarko Petroleum Corp.	164,945	12,875,607
Apache Corp.	122,517	7,060,655
Approach Resources, Inc. (I) (L)	8,220	56,307
Ardmore Shipping Corp.	4,060	49,167
BG Group PLC	871,298	14,511,294
Bill Barrett Corp. (I) (L)	10,898	93,614
Bonanza Creek Energy, Inc. (I)	10,581	193,103
BP PLC	4,655,021	30,893,855
Cabot Oil & Gas Corp.	134,313	4,236,232
California Resources Corp.	145,002	875,812
Callon Petroleum Company (I)	14,268	118,710
Caltex Australia, Ltd.	69,047	1,694,974
Carrizo Oil & Gas, Inc. (I)	10,756	529,625
Chesapeake Energy Corp. (L)	169,468	1,892,958
Chevron Corp.	610,441	58,889,243
Cimarex Energy Company	30,474	3,361,587
Clayton Williams Energy, Inc. (I)	1,303	85,672
Clean Energy Fuels Corp. (I) (L)	15,409	86,599
Cloud Peak Energy, Inc. (I)	13,283	61,899
ConocoPhillips	400,295	24,582,116
CONSOL Energy, Inc.	73,327	1,594,129
Contango Oil & Gas Company (I)	4,053	49,730
Delek Group, Ltd. (L)	1,193	351,741
Delek US Holdings, Inc.	11,948	439,925
Denbury Resources, Inc. (L)	167,683	1,066,464
Devon Energy Corp.	125,530	7,467,780
DHT Holdings, Inc.	19,502	151,531
Dorian LPG, Ltd. (I)	5,464	91,140
Eclipse Resources Corp. (I) (L)	10,898	57,323
Energen Corp.	34,307	2,343,168
Energy XXI, Ltd. (L)	22,102	58,128
Eni SpA	649,383	11,534,087
EOG Resources, Inc.	178,256	15,606,313
EQT Corp.	49,320	4,011,689
EXCO Resources, Inc. (L)	37,029	43,694
Exxon Mobil Corp.	1,357,244	112,922,701
Frontline, Ltd. (I) (L)	24,684	60,229
Galp Energia SGPS SA	97,573	1,148,558
GasLog, Ltd.	8,748	174,523
Gastar Exploration, Inc. (I)	18,353	56,711
Green Plains, Inc.	7,935	218,609
Gulfport Energy Corp. (I)	50,172	2,019,423
Halcon Resources Corp. (I) (L)	78,856	91,473
Hess Corp.	79,174	5,295,157
HollyFrontier Corp.	92,161	3,934,353
Idemitsu Kosan Company, Ltd.	23,100	453,174
Inpex Corp.	243,057	2,758,928
Jones Energy, Inc., Class A (I)	6,432	58,210
JX Holdings, Inc.	574,111	2,475,192
Kinder Morgan, Inc.	563,005	21,613,762
Koninklijke Vopak NV	17,725	896,482

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Lundin Petroleum AB (I)	56,142	$963,202
Magnum Hunter Resources Corp. (I) (L)	45,861	85,760
Marathon Oil Corp.	219,271	5,819,452
Marathon Petroleum Corp.	176,374	9,226,124
Matador Resources Company (I)	15,304	382,600
Murphy Oil Corp.	53,609	2,228,526
Navios Maritime Acquisition Corp.	18,225	65,428
Neste Oil OYJ	33,063	843,438
Newfield Exploration Company (I)	52,242	1,886,981
Noble Energy, Inc.	125,750	5,367,010
Nordic American Tankers, Ltd. (L)	18,483	263,013
Northern Oil and Gas, Inc. (I) (L)	13,372	90,528
Oasis Petroleum, Inc. (I)	29,115	461,473
Occidental Petroleum Corp.	249,407	19,396,382
OMV AG	37,265	1,025,894
ONEOK, Inc.	67,130	2,650,292
Origin Energy, Ltd.	282,870	2,610,688
Pacific Ethanol, Inc. (I) (L)	5,386	55,584
Panhandle Oil and Gas, Inc., Class A	3,784	78,291
Par Petroleum Corp. (I)	3,518	65,857
Parsley Energy, Inc., Class A (I)	17,487	304,624
PDC Energy, Inc. (I)	8,370	448,967
Peabody Energy Corp. (L)	58,652	128,448
Penn Virginia Corp. (I) (L)	15,840	69,379
Phillips 66	176,052	14,182,749
Pioneer Natural Resources Company	48,497	6,726,049
QEP Resources, Inc.	76,805	1,421,661
Range Resources Corp.	53,490	2,641,336
Renewable Energy Group, Inc. (I)	9,507	109,901
Repsol SA	263,334	4,641,425
REX American Resources Corp. (I)	1,375	87,505
Rex Energy Corp. (I) (L)	10,795	60,344
Ring Energy, Inc. (I)	4,854	54,316
Rosetta Resources, Inc. (I)	51,498	1,191,664
Royal Dutch Shell PLC, A Shares	993,735	28,097,005
Royal Dutch Shell PLC, B Shares	622,706	17,728,756
RSP Permian, Inc. (I)	11,482	322,759
Sanchez Energy Corp. (I) (L)	11,348	111,210
SandRidge Energy, Inc. (I)	93,716	82,189
Santos, Ltd.	248,763	1,501,951
Scorpio Tankers, Inc.	37,062	373,956
SemGroup Corp., Class A	9,114	724,381
Ship Finance International, Ltd. (L)	11,900	194,208
Showa Shell Sekiyu KK	46,494	406,244
SM Energy Company	31,708	1,462,373
Solazyme, Inc. (I) (L)	18,116	56,884
Southwestern Energy Company (I)	126,665	2,879,095
Spectra Energy Corp.	218,019	7,107,419
Statoil ASA	284,979	5,096,281
Stone Energy Corp. (I)	12,267	154,442
Synergy Resources Corp. (I)	21,858	249,837
Teekay Tankers, Ltd., Class A	17,814	117,752
Tesoro Corp.	41,127	3,471,530
The Williams Companies, Inc.	218,843	12,559,400
TonenGeneral Sekiyu KK	71,557	665,622
Total SA (L)	546,179	26,790,595
Triangle Petroleum Corp. (I) (L)	10,685	53,639
Tullow Oil PLC	232,315	1,241,556
Ultra Petroleum Corp. (I)	31,890	399,263
Valero Energy Corp.	165,102	10,335,385
W&T Offshore, Inc. (L)	8,700	47,676
Western Refining, Inc.	47,997	2,093,629
Westmoreland Coal Company (I)	4,145	86,133

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Woodside Petroleum, Ltd.	189,534	$5,001,169
World Fuel Services Corp.	33,883	1,624,690
WPX Energy, Inc. (I)	96,423	1,184,074
		579,236,419
		686,620,896
Financials - 19.8%
Banks - 8.4%
1st Source Corp.	3,144	107,273
Ameris Bancorp	6,838	172,933
Aozora Bank, Ltd.	291,271	1,098,969
Arrow Financial Corp.	3,205	86,631
Associated Banc-Corp.	71,687	1,453,095
Australia & New Zealand Banking Group, Ltd.	705,759	17,514,933
Banc of California, Inc.	8,113	111,554
Banca Monte dei Paschi di Siena SpA (I)	55,263	107,681
BancFirst Corp.	1,391	91,041
Banco Bilbao Vizcaya Argentaria SA	1,610,773	15,872,479
Banco Comercial Portugues SA (I)	9,702,123	848,071
Banco de Sabadell SA	1,247,364	3,021,345
Banco Latinoamericano de Comercio Exterior SA	5,973	192,211
Banco Popolare SC (I)	92,217	1,518,406
Banco Popular Espanol SA	433,049	2,107,050
Banco Santander SA	3,665,105	25,780,392
BancorpSouth, Inc.	60,030	1,546,373
Bank Hapoalim, Ltd.	267,326	1,438,736
Bank Leumi Le-Israel BM (I)	358,737	1,515,844
Bank of America Corp.	3,408,851	58,018,644
Bank of East Asia, Ltd.	302,290	1,320,642
Bank of Hawaii Corp.	20,524	1,368,540
Bank of Ireland (I)	7,019,810	2,841,593
Bank of Marin Bancorp	1,526	77,628
Bank of Queensland, Ltd.	95,300	937,700
Bank of the Ozarks, Inc.	49,247	2,253,050
Bankia SA (I)	1,170,219	1,489,837
Bankinter SA	173,577	1,287,404
Banner Corp.	4,366	209,262
Bar Harbor Bankshares	1,818	64,412
Barclays PLC	4,210,567	17,257,631
BB&T Corp.	237,251	9,563,592
BBCN Bancorp, Inc.	16,393	242,452
Bendigo and Adelaide Bank, Ltd.	116,812	1,104,535
Berkshire Hills Bancorp, Inc.	5,890	167,747
Blue Hills Bancorp, Inc. (I)	6,780	94,920
BNC Bancorp	5,406	104,498
BNP Paribas SA	270,186	16,395,622
BOC Hong Kong Holdings, Ltd.	943,878	3,928,467
Boston Private Financial Holdings, Inc.	17,127	229,673
Bridge Bancorp, Inc.	3,305	88,210
Bridge Capital Holdings (I)	2,342	69,792
Bryn Mawr Bank Corp.	3,981	120,067
BSB Bancorp, Inc. (I)	2,450	54,170
CaixaBank SA	583,386	2,714,669
Camden National Corp.	2,064	79,877
Capital Bank Financial Corp., Class A (I)	4,724	137,327
Cardinal Financial Corp.	6,988	152,269
Cathay General Bancorp	51,589	1,674,063
CenterState Banks, Inc.	10,229	138,194
Central Pacific Financial Corp.	4,754	112,908
Chemical Financial Corp.	6,796	224,676
Citigroup, Inc.	984,749	54,397,535
Citizens & Northern Corp.	3,723	76,508

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
City Holding Company	3,180	$156,615
City National Corp.	22,708	2,052,576
CNB Financial Corp.	4,064	74,778
CoBiz Financial, Inc.	8,159	106,638
Columbia Banking System, Inc.	12,103	393,832
Comerica, Inc.	57,608	2,956,443
Commerce Bancshares, Inc.	39,283	1,837,266
Commerzbank AG (I)	271,664	3,472,845
Commonwealth Bank of Australia	413,660	27,126,544
Community Bank Systems, Inc. (L)	8,409	317,608
Community Trust Bancorp, Inc.	3,361	117,198
ConnectOne Bancorp, Inc.	6,536	140,720
Credit Agricole SA	262,893	3,924,978
CU Bancorp (I)	2,731	60,519
Cullen/Frost Bankers, Inc.	25,823	2,029,171
Customers Bancorp, Inc. (I)	5,675	152,601
CVB Financial Corp.	22,181	390,607
Danske Bank A/S	180,143	5,295,661
DBS Group Holdings, Ltd.	443,383	6,803,110
DNB ASA	249,521	4,155,424
Eagle Bancorp, Inc. (I)	6,147	270,222
East West Bancorp, Inc.	68,071	3,050,942
Enterprise Financial Services Corp.	4,722	107,520
Erste Group Bank AG (I)	71,151	2,027,193
Farmers Capital Bank Corp. (I)	1,992	56,633
FCB Financial Holdings, Inc., Class A (I)	5,758	183,104
Fidelity Southern Corp.	4,237	73,893
Fifth Third Bancorp	263,148	5,478,741
Financial Institutions, Inc.	3,812	94,690
First BanCorp (I)	24,496	118,071
First Bancorp North Carolina	5,064	84,468
First Bancorp, Inc.	3,045	59,195
First Busey Corp.	17,097	112,327
First Business Financial Services, Inc.	1,197	56,115
First Citizens BancShares, Inc., Class A	1,530	402,451
First Commonwealth Financial Corp.	18,446	176,897
First Community Bancshares, Inc.	4,223	76,943
First Connecticut Bancorp, Inc.	4,531	71,907
First Financial Bancorp	12,319	221,003
First Financial Bankshares, Inc. (L)	13,452	465,977
First Financial Corp.	2,651	94,800
First Horizon National Corp.	109,587	1,717,228
First Interstate BancSystem, Inc., Class A	4,172	115,731
First Merchants Corp.	7,960	196,612
First Midwest Bancorp, Inc.	15,996	303,444
First NBC Bank Holding Company (I)	3,260	117,360
First Niagara Financial Group, Inc.	165,554	1,562,830
FirstMerit Corp.	112,033	2,333,647
Flushing Financial Corp.	6,752	141,860
FNB Corp.	35,329	505,911
Fukuoka Financial Group, Inc.	197,272	1,022,482
Fulton Financial Corp.	119,009	1,554,258
German American Bancorp, Inc.	3,365	99,099
Glacier Bancorp, Inc.	15,728	462,718
Great Southern Bancorp, Inc.	2,343	98,734
Great Western Bancorp, Inc.	8,275	199,510
Guaranty Bancorp	3,813	62,953
Hancock Holding Company	52,615	1,678,945
Hang Seng Bank, Ltd.	195,090	3,810,294
Hanmi Financial Corp.	6,823	169,483
Heartland Financial USA, Inc.	3,736	139,054
Heritage Commerce Corp.	6,598	63,407
Heritage Financial Corp.	6,957	124,322

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hilltop Holdings, Inc. (I)	15,956	$384,380
Hokuhoku Financial Group, Inc.	312,899	738,205
Home BancShares, Inc.	11,907	435,320
HomeTrust Bancshares, Inc. (I)	5,180	86,817
Horizon Bancorp	2,827	70,562
HSBC Holdings PLC	4,903,416	43,907,183
Hudson Valley Holding Corp.	3,613	101,923
Huntington Bancshares, Inc.	261,729	2,960,155
IBERIABANK Corp.	7,793	531,716
Independent Bank Corp. (Massachusetts) (L)	5,318	249,361
Independent Bank Corp. (Michigan)	5,840	79,190
Independent Bank Group, Inc.	2,150	92,235
ING Groep NV	984,428	16,346,786
International Bancshares Corp.	38,493	1,034,307
Intesa Sanpaolo RSP	237,617	758,622
Intesa Sanpaolo SpA	3,234,997	11,747,837
Investors Bancorp, Inc.	72,145	887,384
JPMorgan Chase & Co.	1,204,536	81,619,359
KBC Groep NV	63,957	4,287,557
KeyCorp	275,611	4,139,677
Lakeland Bancorp, Inc.	9,049	107,593
Lakeland Financial Corp.	3,515	152,446
LegacyTexas Financial Group, Inc.	10,018	302,544
Lloyds Banking Group PLC	14,566,243	19,550,779
M&T Bank Corp.	43,201	5,397,101
MainSource Financial Group, Inc.	4,926	108,126
MB Financial, Inc.	15,583	536,679
Mercantile Bank Corp.	4,078	87,310
Metro Bancorp, Inc.	2,929	76,564
Mitsubishi UFJ Financial Group, Inc.	3,253,992	23,410,720
Mizrahi Tefahot Bank, Ltd.	35,394	438,644
Mizuho Financial Group, Inc.	5,932,306	12,835,923
National Australia Bank, Ltd.	667,162	17,135,434
National Bank Holdings Corp., Class A	7,688	160,141
National Penn Bancshares, Inc.	28,762	324,435
Natixis SA	238,470	1,721,119
NBT Bancorp, Inc.	9,006	235,687
NewBridge Bancorp	8,701	77,700
Nordea Bank AB	775,049	9,666,217
Novo Banco SA (I)	625,609	3,256
OFG Bancorp	9,204	98,207
Old National Bancorp	24,637	356,251
Old Second Bancorp, Inc. (I)	8,344	55,070
Opus Bank	2,254	81,550
Oversea-Chinese Banking Corp., Ltd.	765,224	5,778,941
Pacific Continental Corp.	5,484	74,199
Pacific Premier Bancorp, Inc. (I)	5,213	88,412
PacWest Bancorp	46,005	2,151,194
Park National Corp.	2,418	211,261
Park Sterling Corp.	11,454	82,469
Peapack Gladstone Financial Corp.	3,841	85,347
Penns Woods Bancorp, Inc.	1,369	60,359
People’s United Financial, Inc.	101,358	1,643,013
Peoples Bancorp, Inc.	4,349	101,506
Peoples Financial Services Corp.	1,892	74,942
Pinnacle Financial Partners, Inc.	7,545	410,222
Preferred Bank	2,883	86,634
PrivateBancorp, Inc.	16,306	649,305
Prosperity Bancshares, Inc.	42,506	2,454,296
QCR Holdings, Inc.	2,999	65,258
Raiffeisen Bank International AG (I) (L)	29,835	434,136
Regions Financial Corp.	435,513	4,511,915
Renasant Corp.	6,362	207,401

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Republic Bancorp, Inc., Class A	2,511	$64,533
Resona Holdings, Inc.	563,932	3,075,756
Royal Bank of Scotland Group PLC (I)	650,186	3,595,210
S&T Bancorp, Inc.	6,685	197,809
Sandy Spring Bancorp, Inc.	5,367	150,169
Seacoast Banking Corp. of Florida (I)	6,004	94,863
ServisFirst Bancshares, Inc.	4,607	173,085
Seven Bank, Ltd.	152,840	707,528
Shinsei Bank, Ltd.	457,663	922,311
Sierra Bancorp	3,956	68,478
Signature Bank (I)	23,848	3,491,109
Simmons First National Corp., Class A	6,031	281,527
Skandinaviska Enskilda Banken AB, Series A	387,741	4,959,726
Societe Generale SA	184,900	8,676,205
South State Corp.	5,036	382,686
Southside Bancshares, Inc.	5,383	157,345
Southwest Bancorp, Inc.	4,591	85,439
Square 1 Financial, Inc., Class A (I)	3,605	98,597
Standard Chartered PLC	630,956	10,104,380
State Bank Financial Corp.	7,758	168,349
Sterling Bancorp	18,779	276,051
Stock Yards Bancorp, Inc.	3,399	128,448
Stonegate Bank	3,187	94,558
Suffolk Bancorp	2,964	76,056
Sumitomo Mitsui Financial Group, Inc.	324,809	14,460,232
Sumitomo Mitsui Trust Holdings, Inc.	847,753	3,878,130
SunTrust Banks, Inc.	167,582	7,209,378
Suruga Bank, Ltd.	45,803	981,152
Susquehanna Bancshares, Inc.	37,432	528,540
SVB Financial Group (I)	24,053	3,463,151
Svenska Handelsbanken AB, A Shares	382,155	5,578,794
Swedbank AB, A Shares	231,124	5,388,519
Synovus Financial Corp.	62,679	1,931,767
Talmer Bancorp, Inc., Class A	11,405	191,034
TCF Financial Corp.	79,448	1,319,631
Texas Capital Bancshares, Inc. (I)	9,506	591,653
The Bancorp, Inc. (I)	7,867	73,006
The Bank of Kyoto, Ltd.	88,070	1,013,081
The Bank of Yokohama, Ltd.	288,566	1,767,170
The Chiba Bank, Ltd.	179,204	1,364,601
The Chugoku Bank, Ltd.	40,912	644,848
The First of Long Island Corp.	3,154	87,429
The Gunma Bank, Ltd.	97,025	715,885
The Hachijuni Bank, Ltd.	104,338	786,713
The Hiroshima Bank, Ltd.	127,000	758,347
The Iyo Bank, Ltd.	60,959	748,390
The Joyo Bank, Ltd.	156,944	878,796
The PNC Financial Services Group, Inc.	168,082	16,077,043
The Shizuoka Bank, Ltd.	134,908	1,408,266
Tompkins Financial Corp.	3,067	164,759
Towne Bank (L)	9,484	154,494
TriCo Bancshares	5,044	121,308
TriState Capital Holdings, Inc. (I)	5,028	65,012
Triumph Bancorp, Inc. (I)	3,687	48,484
Trustmark Corp.	45,572	1,138,389
U.S. Bancorp	575,516	24,977,394
UMB Financial Corp.	8,091	461,349
Umpqua Holdings Corp.	149,121	2,682,687
UniCredit SpA	1,221,067	8,206,633
Union Bankshares Corp.	9,410	218,688
Unione di Banche Italiane SCPA	230,431	1,849,016
United Bankshares, Inc.	14,243	572,996
United Community Banks, Inc.	10,471	218,530

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Overseas Bank, Ltd.	330,139	$5,648,338
Univest Corp. of Pennsylvania	4,547	92,577
Valley National Bancorp	149,636	1,542,747
Washington Trust Bancorp, Inc.	3,254	128,468
Webster Financial Corp.	61,205	2,420,658
Wells Fargo & Company	1,520,884	85,534,516
WesBanco, Inc.	7,141	242,937
West Bancorp, Inc.	4,191	83,149
WestAmerica Bancorp. (L)	5,308	268,850
Western Alliance Bancorp (I)	16,104	543,671
Westpac Banking Corp.	796,127	19,697,782
Wilshire Bancorp, Inc.	14,878	187,909
Wintrust Financial Corp.	9,600	512,448
Yadkin Financial Corp. (I)	5,634	118,032
Yamaguchi Financial Group, Inc.	51,133	636,722
Zions Bancorporation	66,836	2,121,040
		897,995,478
Capital markets - 2.2%
3i Group PLC	247,415	2,007,571
Aberdeen Asset Management PLC	238,433	1,512,389
Affiliated Managers Group, Inc. (I)	17,706	3,870,532
Ameriprise Financial, Inc.	58,963	7,366,248
Arlington Asset Investment Corp., Class A (L)	4,618	90,328
BGC Partners, Inc., Class A	38,603	337,776
BlackRock, Inc.	41,247	14,270,637
Calamos Asset Management, Inc., Class A	4,806	58,874
Cohen & Steers, Inc.	4,238	144,431
Cowen Group, Inc., Class A (I)	23,603	151,059
Credit Suisse Group AG (I)	389,674	10,750,120
Daiwa Securities Group, Inc.	424,508	3,175,619
Deutsche Bank AG	351,984	10,582,990
Diamond Hill Investment Group, Inc.	650	129,779
E*TRADE Financial Corp. (I)	93,209	2,791,610
Eaton Vance Corp.	55,462	2,170,228
Evercore Partners, Inc., Class A	7,174	387,109
Federated Investors, Inc., Class B	44,825	1,501,189
Financial Engines, Inc. (L)	10,893	462,735
Franklin Resources, Inc.	126,872	6,220,534
GAMCO Investors, Inc., Class A	1,407	96,675
Greenhill & Company, Inc.	6,114	252,692
Hargreaves Lansdown PLC	66,667	1,207,874
HFF, Inc., Class A	7,949	331,712
ICAP PLC	139,463	1,160,050
INTL. FCStone, Inc. (I)	3,236	107,565
Invesco, Ltd.	139,805	5,241,289
Investec PLC	139,368	1,252,219
Investment Technology Group, Inc.	7,152	177,370
Janus Capital Group, Inc.	99,791	1,708,422
Julius Baer Group, Ltd. (I)	57,158	3,207,361
KCG Holdings, Inc., Class A (I)	9,072	111,858
Ladenburg Thalmann Financial Services, Inc. (I)	23,692	82,922
Legg Mason, Inc.	31,546	1,625,565
Macquarie Group, Ltd.	74,536	4,670,083
Mediobanca SpA	143,651	1,408,448
Moelis & Company, Class A	3,905	112,113
Morgan Stanley	498,840	19,350,004
Nomura Holdings, Inc.	927,213	6,260,401
Northern Trust Corp.	71,280	5,450,069
OM Asset Management PLC	4,877	86,762
Oppenheimer Holdings, Inc., Class A	2,493	65,516
Partners Group Holding AG	4,095	1,223,945
Piper Jaffray Companies (I)	3,288	143,488

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Platinum Asset Management, Ltd.	59,639	$343,701
Raymond James Financial, Inc.	60,226	3,588,265
RCS Capital Corp., Class A (I) (L)	10,727	82,169
Safeguard Scientifics, Inc. (I)	4,871	94,790
SBI Holdings, Inc.	54,690	751,846
Schroders PLC	31,612	1,577,336
SEI Investments Company	60,861	2,984,015
State Street Corp.	133,749	10,298,673
Stifel Financial Corp. (I)	45,976	2,654,654
T. Rowe Price Group, Inc.	85,065	6,612,102
The Bank of New York Mellon Corp.	364,035	15,278,549
The Charles Schwab Corp.	375,390	12,256,484
The Goldman Sachs Group, Inc.	130,412	27,228,721
UBS AG (I) (L)	934,537	19,849,207
Virtu Financial, Inc., Class A (I)	4,110	96,503
Virtus Investment Partners, Inc.	1,463	193,482
Waddell & Reed Financial, Inc., Class A	39,676	1,877,072
Walter Investment Management Corp. (I) (L)	8,144	186,253
Westwood Holdings Group, Inc.	1,715	102,163
WisdomTree Investments, Inc. (L)	76,607	1,682,673
		231,054,819
Consumer finance - 0.5%
Acom Company, Ltd. (I)	96,710	370,727
AEON Credit Service Company, Ltd.	26,753	742,249
American Express Company	283,555	22,037,895
Capital One Financial Corp.	177,308	15,597,785
Cash America International, Inc.	5,839	152,923
Credit Saison Company, Ltd.	38,703	828,657
Discover Financial Services	143,610	8,274,808
Encore Capital Group, Inc. (I) (L)	5,444	232,677
Enova International, Inc. (I)	5,530	103,300
Ezcorp, Inc., Class A (I)	11,421	84,858
First Cash Financial Services, Inc. (I)	5,996	273,358
Green Dot Corp., Class A (I)	9,652	184,546
Navient Corp.	126,140	2,297,009
Nelnet, Inc., Class A	4,935	213,735
PRA Group, Inc. (I)	10,081	628,147
Regional Management Corp. (I)	2,587	46,204
SLM Corp. (I)	200,036	1,974,355
World Acceptance Corp. (I) (L)	1,572	96,694
		54,139,927
Diversified financial services - 1.5%
ASX, Ltd.	49,656	1,527,139
Berkshire Hathaway, Inc., Class B (I)	591,971	80,573,173
CBOE Holdings, Inc.	39,282	2,247,716
CME Group, Inc.	103,074	9,592,066
Deutsche Boerse AG	49,263	4,080,335
Eurazeo SA	10,299	684,064
Exor SpA	25,041	1,196,206
First Pacific Company, Ltd.	603,340	508,572
FNFV Group (I)	16,593	255,200
Gain Capital Holdings, Inc.	7,238	69,195
Groupe Bruxelles Lambert SA	20,494	1,652,569
Hong Kong Exchanges & Clearing, Ltd.	283,171	9,977,400
Industrivarden AB, C Shares	42,406	799,163
Intercontinental Exchange, Inc.	36,311	8,119,503
Investment AB Kinnevik, B Shares	59,839	1,892,698
Investor AB, B Shares	116,269	4,335,170
Japan Exchange Group, Inc.	70,172	2,274,912
Leucadia National Corp.	101,147	2,455,849
London Stock Exchange Group PLC	79,719	2,965,598
MarketAxess Holdings, Inc.	7,780	721,751

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
McGraw-Hill Financial, Inc.	88,837	$8,923,677
Mitsubishi UFJ Lease & Finance Company, Ltd.	124,570	681,205
Moody’s Corp.	57,748	6,234,474
MSCI, Inc.	52,817	3,250,886
NewStar Financial, Inc. (I)	5,486	60,346
ORIX Corp.	337,947	5,018,334
Pargesa Holding SA	7,685	517,464
PHH Corp. (I)	10,357	269,593
PICO Holdings, Inc. (I)	5,277	77,677
Singapore Exchange, Ltd.	203,848	1,184,183
The NASDAQ OMX Group, Inc.	38,951	1,901,198
Wendel SA	7,339	901,811
		164,949,127
Insurance - 3.7%
ACE, Ltd.	105,987	10,776,758
Admiral Group PLC	53,398	1,163,558
Aegon NV	462,306	3,410,982
Aflac, Inc.	140,930	8,765,846
Ageas	53,145	2,050,509
AIA Group, Ltd.	3,073,335	20,095,487
Alleghany Corp. (I)	7,522	3,526,013
Allianz SE	116,598	18,183,575
Ambac Financial Group, Inc. (I)	9,309	154,902
American Equity Investment Life Holding Company	15,987	431,329
American Financial Group, Inc.	34,649	2,253,571
American International Group, Inc.	432,766	26,753,594
AMERISAFE, Inc.	4,025	189,417
AMP, Ltd.	755,607	3,506,250
Aon PLC	91,462	9,116,932
Argo Group International Holdings, Ltd.	5,631	313,647
Arthur J. Gallagher & Company	78,931	3,733,436
Aspen Insurance Holdings, Ltd.	28,953	1,386,849
Assicurazioni Generali SpA	298,095	5,372,796
Assurant, Inc.	22,403	1,501,001
Atlas Financial Holdings, Inc. (I)	2,686	53,263
Aviva PLC	1,021,092	7,908,743
AXA SA	498,436	12,636,267
Baldwin & Lyons, Inc., Class B	2,793	64,295
Baloise Holding AG	12,803	1,561,080
Brown & Brown, Inc.	54,313	1,784,725
Cincinnati Financial Corp.	47,526	2,384,855
Citizens, Inc. (I) (L)	12,187	90,915
CNO Financial Group, Inc.	133,085	2,442,110
CNP Assurances	43,478	727,680
Crawford & Company, Class B	6,734	56,768
Delta Lloyd NV	56,508	927,269
Direct Line Insurance Group PLC	349,627	1,844,721
eHealth, Inc. (I)	4,108	52,131
Employers Holdings, Inc.	6,724	153,173
Enstar Group, Ltd. (I)	1,798	278,600
Everest Re Group, Ltd.	20,903	3,804,555
FBL Financial Group, Inc., Class A	2,083	120,231
Federated National Holding Company	3,192	77,246
Fidelity & Guaranty Life	2,559	60,469
First American Financial Corp.	73,257	2,725,893
Genworth Financial, Inc., Class A (I)	160,083	1,211,828
Gjensidige Forsikring ASA	50,672	815,909
Global Indemnity PLC (I)	2,225	62,478
Greenlight Capital Re, Ltd., Class A (I)	5,878	171,461
Hannover Rueckversicherung AG	15,270	1,477,932
HCC Insurance Holdings, Inc.	44,965	3,455,111

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
HCI Group, Inc.	1,889	$83,513
Heritage Insurance Holdings, Inc. (I)	5,318	122,261
Horace Mann Educators Corp.	8,507	309,485
Infinity Property & Casualty Corp.	2,402	182,168
Insurance Australia Group, Ltd.	598,906	2,574,920
James River Group Holdings, Ltd.	2,510	64,934
Kansas City Life Insurance Company	1,089	49,778
Kemper Corp.	32,146	1,239,228
Legal & General Group PLC	1,516,292	5,928,795
Lincoln National Corp.	82,188	4,867,173
Loews Corp.	96,343	3,710,169
Maiden Holdings, Ltd.	10,555	166,558
Mapfre SA	275,853	953,376
Marsh & McLennan Companies, Inc.	174,735	9,907,475
MBIA, Inc. (I)	32,308	194,171
Meadowbrook Insurance Group, Inc.	10,929	93,989
Medibank PVT., Ltd. (I)	694,083	1,075,489
Mercury General Corp.	17,100	951,615
MetLife, Inc.	362,162	20,277,450
Montpelier Re Holdings, Ltd.	7,029	277,646
MS&AD Insurance Group Holdings, Inc.	129,351	4,026,473
Muenchener Rueckversicherungs AG	44,128	7,823,640
National General Holdings Corp.	7,804	162,557
National Interstate Corp.	1,875	51,225
National Western Life Insurance Company, Class A	503	120,463
NN Group NV	39,690	1,117,760
Old Mutual PLC	1,257,762	3,981,260
Old Republic International Corp.	113,215	1,769,550
OneBeacon Insurance Group, Ltd., Class A	5,498	79,776
Primerica, Inc.	34,773	1,588,778
Principal Financial Group, Inc.	88,925	4,560,963
Prudential Financial, Inc.	147,084	12,872,792
Prudential PLC	655,164	15,789,147
QBE Insurance Group, Ltd.	348,489	3,669,624
Reinsurance Group of America, Inc.	31,124	2,952,734
RenaissanceRe Holdings, Ltd.	21,609	2,193,530
RLI Corp.	9,044	464,771
RSA Insurance Group PLC	257,545	1,605,997
Safety Insurance Group, Inc.	3,204	184,903
Sampo OYJ, Class A	114,167	5,380,341
SCOR SE	38,936	1,376,833
Selective Insurance Group, Inc.	12,018	337,105
Sompo Japan Nipponkoa Holdings, Inc.	84,891	3,108,388
Sony Financial Holdings, Inc.	44,016	770,667
StanCorp Financial Group, Inc.	19,807	1,497,607
Standard Life PLC	500,348	3,488,945
State Auto Financial Corp.	3,272	78,364
State National Companies, Inc.	7,250	78,518
Stewart Information Services Corp.	4,731	188,294
Suncorp Group, Ltd.	328,805	3,401,838
Swiss Life Holding AG (I)	8,203	1,878,328
Swiss Re AG	89,869	7,955,448
Symetra Financial Corp.	15,617	377,463
T&D Holdings, Inc.	147,325	2,196,250
The Allstate Corp.	132,747	8,611,298
The Chubb Corp.	74,575	7,095,066
The Dai-ichi Life Insurance Company, Ltd.	275,237	5,404,972
The Hanover Insurance Group, Inc.	20,822	1,541,453
The Hartford Financial Services Group, Inc.	136,361	5,668,527
The Navigators Group, Inc. (I)	2,113	163,884
The Progressive Corp.	173,477	4,827,865
The Travelers Companies, Inc.	103,417	9,996,287

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Third Point Reinsurance, Ltd. (I)	17,377	$256,311
Tokio Marine Holdings, Inc.	176,785	7,352,325
Torchmark Corp.	40,645	2,366,352
Tryg A/S	30,647	638,989
UnipolSai SpA	204,666	507,032
United Fire Group, Inc.	4,419	144,766
United Insurance Holdings Corp.	3,989	61,989
Universal Insurance Holdings, Inc.	6,762	163,640
Unum Group	81,203	2,903,007
W.R. Berkley Corp.	46,905	2,435,777
XL Group PLC	99,575	3,704,190
Zurich Insurance Group AG (I)	38,187	11,625,254
		395,265,669
Real estate investment trusts - 2.7%
Acadia Realty Trust	14,348	417,670
AG Mortgage Investment Trust, Inc.	5,678	98,116
Agree Realty Corp.	3,908	113,996
Alexander’s, Inc.	437	179,170
Alexandria Real Estate Equities, Inc.	33,856	2,961,046
Altisource Residential Corp., Class B	12,028	202,672
American Assets Trust, Inc.	7,847	307,681
American Campus Communities, Inc.	52,728	1,987,318
American Capital Mortgage Investment Corp.	9,709	155,247
American Residential Properties, Inc. (I)	6,957	128,705
American Tower Corp.	137,406	12,818,606
Anworth Mortgage Asset Corp.	22,182	109,357
Apartment Investment & Management Company, Class A	50,745	1,874,013
Apollo Commercial Real Estate Finance, Inc.	11,542	189,635
Apollo Residential Mortgage, Inc.	6,978	102,507
Ares Commercial Real Estate Corp.	6,810	77,566
Armada Hoffler Properties, Inc.	6,919	69,121
ARMOUR Residential REIT, Inc.	73,548	206,670
Ascendas Real Estate Investment Trust	516,531	943,044
Ashford Hospitality Prime, Inc.	5,683	85,359
Ashford Hospitality Trust, Inc.	17,814	150,706
Associated Estates Realty Corp.	12,126	347,167
AvalonBay Communities, Inc.	42,961	6,868,175
Beni Stabili SpA	44	32
BGP Holdings PLC (I)	1,525,695	68,037
BioMed Realty Trust, Inc.	95,728	1,851,380
Bluerock Residential Growth Reit, Inc.	5,091	64,452
Boston Properties, Inc.	49,877	6,037,112
Camden Property Trust	40,858	3,034,932
Campus Crest Communities, Inc.	14,996	83,078
CapitaCommercial Trust	513,196	593,963
CapitaMall Trust	613,581	978,713
Capstead Mortgage Corp.	17,006	188,767
CareTrust REIT, Inc.	7,508	95,126
CatchMark Timber Trust, Inc., Class A	9,198	106,421
Cedar Realty Trust, Inc.	19,091	122,182
Chambers Street Properties	48,997	389,526
Chatham Lodging Trust	8,005	211,892
Chesapeake Lodging Trust	12,484	380,512
Colony Financial, Inc.	22,685	513,815
Communications Sales & Leasing, Inc. (L)	56,305	1,391,860
CorEnergy Infrastructure Trust, Inc.	11,942	75,473
CoreSite Realty Corp.	5,017	227,972
Corporate Office Properties Trust	44,486	1,047,200
Corrections Corp. of America	54,892	1,815,827
Cousins Properties, Inc.	45,249	469,685
Crown Castle International Corp.	109,210	8,769,563
CubeSmart	34,411	796,959

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
CyrusOne, Inc.	10,984	$323,479
CYS Investments, Inc.	30,336	234,497
DCT Industrial Trust, Inc.	17,977	565,197
Dexus Property Group	246,296	1,385,909
DiamondRock Hospitality Company	41,496	531,564
Douglas Emmett, Inc.	64,466	1,736,714
Duke Realty Corp.	162,032	3,008,934
DuPont Fabros Technology, Inc.	12,956	381,554
Dynex Capital, Inc.	12,847	97,894
Easterly Government Properties	3,721	59,238
EastGroup Properties, Inc.	6,659	374,436
Education Realty Trust, Inc.	10,006	313,788
EPR Properties	11,497	629,806
Equity One, Inc.	52,652	1,228,898
Equity Residential	118,207	8,294,585
Essex Property Trust, Inc.	21,168	4,498,200
Excel Trust, Inc.	13,312	209,930
Extra Space Storage, Inc.	52,170	3,402,527
Federal Realty Investment Trust	32,272	4,133,720
Federation Centres	819,173	1,843,228
FelCor Lodging Trust, Inc.	29,950	295,906
First Industrial Realty Trust, Inc.	23,341	437,177
First Potomac Realty Trust	13,342	137,423
Fonciere Des Regions	7,699	655,027
Franklin Street Properties Corp.	18,603	210,400
Gecina SA	8,875	1,094,824
General Growth Properties, Inc.	204,448	5,246,136
Getty Realty Corp.	5,931	97,031
Gladstone Commercial Corp.	5,466	90,517
Goodman Group	448,760	2,167,367
Government Properties Income Trust	14,256	264,449
Gramercy Property Trust, Inc.	12,047	281,538
Hammerson PLC	200,668	1,939,316
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,026	140,871
Hatteras Financial Corp.	19,140	311,982
HCP, Inc.	150,021	5,471,266
Health Care REIT, Inc.	114,030	7,483,789
Healthcare Realty Trust, Inc.	20,789	483,552
Hersha Hospitality Trust	10,164	260,611
Highwoods Properties, Inc.	63,244	2,526,598
Home Properties, Inc.	27,262	1,991,489
Hospitality Properties Trust	70,474	2,031,061
Host Hotels & Resorts, Inc.	246,417	4,886,449
Hudson Pacific Properties, Inc.	15,488	439,395
ICADE	8,535	610,497
Independence Realty Trust, Inc.	7,578	57,062
InfraREIT, Inc. (I)	4,498	127,563
Inland Real Estate Corp.	17,848	168,128
Intu Properties PLC	237,916	1,149,290
Invesco Mortgage Capital, Inc.	25,102	359,461
Investors Real Estate Trust	25,993	185,590
Iron Mountain, Inc.	60,999	1,890,969
iStar Financial, Inc. (I)	17,972	239,387
Japan Prime Realty Investment Corp.	200	620,971
Japan Real Estate Investment Corp.	318	1,443,171
Japan Retail Fund Investment Corp.	616	1,231,808
Keppel REIT	21,160	17,982
Kilroy Realty Corp.	41,398	2,779,876
Kimco Realty Corp.	133,488	3,008,820
Kite Realty Group Trust	17,355	424,677
Klepierre	43,138	1,901,929
Lamar Advertising Company, Class A	38,021	2,185,447

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Land Securities Group PLC	201,928	$3,818,271
LaSalle Hotel Properties	76,202	2,702,123
Lexington Realty Trust	42,711	362,189
Liberty Property Trust	70,280	2,264,422
LTC Properties, Inc.	7,427	308,963
Mack-Cali Realty Corp.	57,704	1,063,485
Medical Properties Trust, Inc.	42,997	563,691
Mid-America Apartment Communities, Inc.	35,390	2,576,746
Mirvac Group	938,761	1,337,434
Monmouth Real Estate Investment Corp., Class A	13,579	131,988
Monogram Residential Trust, Inc.	35,146	317,017
National Health Investors, Inc.	7,726	481,330
National Retail Properties, Inc.	62,943	2,203,634
National Storage Affiliates Trust	5,361	66,476
New Residential Investment Corp.	41,045	625,526
New Senior Investment Group, Inc.	14,667	196,098
New York Mortgage Trust, Inc.	21,907	163,864
New York REIT, Inc.	34,373	342,011
Nexpoint Residential Trust, Inc.	4,548	61,080
Nippon Building Fund, Inc.	357	1,562,418
Nippon Prologis REIT, Inc.	370	680,852
Omega Healthcare Investors, Inc.	75,551	2,593,666
One Liberty Properties, Inc.	3,628	77,204
Orchid Island Capital, Inc.	4,606	51,633
Parkway Properties, Inc.	17,917	312,472
Pebblebrook Hotel Trust	14,934	640,370
Pennsylvania Real Estate Investment Trust	14,703	313,762
PennyMac Mortgage Investment Trust	15,368	267,864
Physicians Realty Trust	14,679	225,469
Plum Creek Timber Company, Inc.	56,630	2,297,479
Potlatch Corp.	27,619	975,503
Preferred Apartment Communities, Inc.	6,160	61,292
Prologis, Inc.	170,270	6,317,017
PS Business Parks, Inc.	4,000	288,600
Public Storage	47,186	8,699,683
QTS Realty Trust, Inc., Class A	4,978	181,448
RAIT Financial Trust	19,114	116,787
Ramco-Gershenson Properties Trust	17,167	280,165
Rayonier, Inc.	59,797	1,527,813
Realty Income Corp.	75,645	3,357,882
Redwood Trust, Inc.	17,246	270,762
Regency Centers Corp.	44,340	2,615,173
Resource Capital Corp.	28,211	109,177
Retail Opportunity Investments Corp.	19,380	302,716
Rexford Industrial Realty, Inc.	11,564	168,603
RLJ Lodging Trust	27,034	805,073
Rouse Properties, Inc.	7,846	128,282
Ryman Hospitality Properties	8,920	473,741
Sabra Health Care REIT, Inc.	12,570	323,552
Saul Centers, Inc.	1,996	98,183
Scentre Group	1,360,781	3,930,898
Segro PLC	186,777	1,190,031
Select Income REIT	12,823	264,667
Senior Housing Properties Trust	110,445	1,938,310
Silver Bay Realty Trust Corp.	7,971	129,848
Simon Property Group, Inc.	101,058	17,485,055
SL Green Realty Corp.	32,510	3,572,524
Sovran Self Storage, Inc.	7,223	627,751
STAG Industrial, Inc.	13,872	277,440
Starwood Waypoint Residential Trust	7,763	184,449
Stockland	605,000	1,910,421
Store Capital Corp.	6,829	137,263

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Strategic Hotels & Resorts, Inc. (I)	57,205	$693,325
Summit Hotel Properties, Inc.	17,874	232,541
Sun Communities, Inc.	9,650	596,660
Sunstone Hotel Investors, Inc.	43,177	648,087
Suntec Real Estate Investment Trust	601,800	770,822
Tanger Factory Outlet Centers	45,073	1,428,814
Taubman Centers, Inc.	29,058	2,019,531
Terreno Realty Corp.	9,232	181,870
The British Land Company PLC	247,585	3,083,943
The GEO Group, Inc.	15,360	524,698
The GPT Group	452,640	1,492,200
The Link REIT	585,404	3,425,745
The Macerich Company	45,639	3,404,669
UDR, Inc.	121,621	3,895,521
UMH Properties, Inc.	6,348	62,210
Unibail-Rodamco SE	770	195,584
Unibail-Rodamco SE	25,029	6,357,482
United Development Funding IV	6,844	119,633
United Urban Investment Corp.	679	958,867
Universal Health Realty Income Trust	2,725	126,604
Urban Edge Properties	61,829	1,285,425
Urstadt Biddle Properties, Inc., Class A	6,212	116,040
Ventas, Inc.	107,542	6,677,283
Vornado Realty Trust	56,964	5,407,593
Washington Real Estate Investment Trust	14,087	365,558
Weingarten Realty Investors	53,572	1,751,269
Western Asset Mortgage Capital Corp.	8,192	120,996
Westfield Corp. (I)	504,610	3,544,245
Weyerhaeuser Company	168,345	5,302,868
Whitestone REIT	6,483	84,409
WP Glimcher, Inc.	87,000	1,177,110
Xenia Hotels & Resorts, Inc.	23,141	503,085
		294,223,259
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	29,231	547,373
Alexander & Baldwin, Inc.	31,590	1,244,646
Altisource Portfolio Solutions SA (I)	3,003	92,462
AV Homes, Inc. (I)	3,269	46,976
Azrieli Group	9,470	377,970
CapitaLand, Ltd.	650,684	1,689,673
CBRE Group, Inc., Class A (I)	90,449	3,346,613
Cheung Kong Property Holdings, Ltd. (I)	739,062	6,130,604
City Developments, Ltd.	103,713	752,597
Consolidated-Tomoka Land Company	1,095	63,116
Daito Trust Construction Company, Ltd.	18,460	1,910,523
Daiwa House Industry Company, Ltd.	151,906	3,539,098
Deutsche Annington Immobilien SE	88,093	2,485,805
Deutsche Wohnen AG	74,822	1,715,362
Forestar Group, Inc. (I)	7,372	97,016
FRP Holdings, Inc. (I)	1,666	54,028
Global Logistic Properties, Ltd.	794,086	1,490,712
Hang Lung Properties, Ltd.	570,313	1,694,926
Henderson Land Development Company, Ltd.	295,361	2,019,069
Hulic Company, Ltd.	76,069	674,135
Hysan Development Company, Ltd.	162,279	702,746
Jones Lang LaSalle, Inc.	21,072	3,603,312
Kennedy-Wilson Holdings, Inc.	19,361	476,087
Kerry Properties, Ltd.	165,055	646,984
Lend Lease Corp.	139,444	1,612,286
Marcus & Millichap, Inc. (I)	2,979	137,451
Mitsubishi Estate Company, Ltd.	319,124	6,873,320
Mitsui Fudosan Company, Ltd.	240,826	6,739,009
New World Development Company, Ltd.	1,373,569	1,794,770

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Nomura Real Estate Holdings, Inc.	32,163	$675,058
NTT Urban Development Corp.	28,000	278,119
RE/MAX Holdings, Inc., Class A	2,646	93,959
Sino Land Company, Ltd.	763,722	1,274,741
Sumitomo Realty & Development Company, Ltd.	91,483	3,206,196
Sun Hung Kai Properties, Ltd.	433,977	7,022,954
Swire Pacific, Ltd., Class A	150,377	1,888,280
Swire Properties, Ltd.	297,291	948,206
Swiss Prime Site AG (I)	16,975	1,288,092
Tejon Ranch Company (I)	3,037	78,081
The St. Joe Company (I)	14,068	218,476
The Wharf Holdings, Ltd.	348,963	2,319,049
Tokyo Tatemono Company, Ltd.	52,790	732,707
Tokyu Fudosan Holdings Corp.	131,981	1,017,191
UOL Group, Ltd.	118,545	608,464
Wheelock and Company, Ltd.	232,456	1,186,145
		75,394,387
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	1,752	66,541
Astoria Financial Corp.	18,137	250,109
Bank Mutual Corp.	12,289	94,257
BankFinancial Corp.	4,873	57,404
Beneficial Bancorp, Inc. (I)	17,636	220,274
BofI Holding, Inc. (I)	3,154	333,409
Brookline Bancorp, Inc.	15,408	173,956
Capitol Federal Financial, Inc.	28,352	341,358
Clifton Bancorp, Inc.	6,598	92,306
Dime Community Bancshares, Inc.	6,492	109,974
Essent Group, Ltd. (I)	11,517	314,990
EverBank Financial Corp.	19,498	383,136
Federal Agricultural Mortgage Corp., Class C	2,469	71,749
First Defiance Financial Corp.	2,294	86,094
Flagstar Bancorp, Inc. (I)	4,511	83,363
Fox Chase Bancorp, Inc.	4,019	68,001
Heritage Financial Group, Inc.	2,262	68,267
HomeStreet, Inc.	4,721	107,733
Hudson City Bancorp, Inc.	155,289	1,534,255
Kearny Financial Corp. (I)	19,997	223,167
Ladder Capital Corp., Class A	8,304	144,074
LendingTree, Inc. (I)	1,292	101,564
Meridian Bancorp, Inc. (I)	12,293	164,849
Meta Financial Group, Inc.	1,626	69,788
MGIC Investment Corp. (I)	70,816	805,886
Nationstar Mortgage Holdings, Inc. (I)	8,312	139,642
New York Community Bancorp, Inc. (L)	208,818	3,838,075
NMI Holdings, Inc., Class A (I)	11,651	93,441
Northfield Bancorp, Inc.	10,851	163,308
Northwest Bancshares, Inc.	19,724	252,862
OceanFirst Financial Corp.	3,705	69,098
Ocwen Financial Corp. (I)	22,537	229,877
Oritani Financial Corp.	9,978	160,147
PennyMac Financial Services, Inc. (I)	3,060	55,447
Provident Financial Services, Inc.	13,544	257,201
Radian Group, Inc.	39,682	744,434
TrustCo Bank Corp.	20,979	147,482
United Community Financial Corp.	12,282	65,709
United Financial Bancorp, Inc.	11,162	150,129
Walker & Dunlop, Inc. (I)	5,634	150,653
Washington Federal, Inc.	63,350	1,479,223
Waterstone Financial, Inc.	6,923	91,384

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	6,133	$167,738
		14,222,354
		2,127,245,020
Health care - 13.2%
Biotechnology - 2.2%
ACADIA Pharmaceuticals, Inc. (I)	16,646	697,134
Acceleron Pharma, Inc. (I)	4,639	146,778
Achillion Pharmaceuticals, Inc. (I)	24,748	219,267
Acorda Therapeutics, Inc. (I)	8,931	297,670
Actelion, Ltd. (I)	26,227	3,840,982
Adamas Pharmaceuticals, Inc. (I)	2,403	63,007
Aduro Biotech, Inc. (I)	1,781	54,018
Advaxis, Inc. (I)	6,453	131,189
Aegerion Pharmaceuticals, Inc. (I) (L)	5,404	102,514
Affimed NV (I)	3,542	47,711
Agenus, Inc. (I)	16,302	140,686
Akebia Therapeutics, Inc. (I)	5,599	57,614
Alder Biopharmaceuticals, Inc. (I)	4,368	231,373
Alexion Pharmaceuticals, Inc. (I)	76,109	13,758,224
AMAG Pharmaceuticals, Inc. (I)	6,367	439,705
Amgen, Inc.	246,802	37,889,043
Amicus Therapeutics, Inc. (I)	20,417	288,901
Anacor Pharmaceuticals, Inc. (I)	8,558	662,646
Anthera Pharmaceuticals, Inc. (I)	7,942	68,460
Ardelyx, Inc. (I)	2,689	42,943
Arena Pharmaceuticals, Inc. (I) (L)	50,708	235,285
ARIAD Pharmaceuticals, Inc. (I) (L)	35,175	290,897
Array BioPharma, Inc. (I) (L)	29,669	213,913
Arrowhead Research Corp. (I) (L)	12,621	90,240
Atara Biotherapeutics, Inc. (I)	3,073	162,131
Avalanche Biotechnologies, Inc. (I)	4,214	68,435
Bellicum Pharmaceuticals, Inc. (I)	1,896	40,328
BioCryst Pharmaceuticals, Inc. (I)	15,283	228,175
Biogen, Inc. (I)	76,360	30,844,858
BioSpecifics Technologies Corp. (I)	1,150	59,340
BioTime, Inc. (I) (L)	11,646	42,275
Blueprint Medicines Corp. (I)	2,016	53,404
Cara Therapeutics, Inc. (I)	3,987	48,442
Catalyst Pharmaceuticals, Inc. (I)	17,062	70,466
Celgene Corp. (I)	257,470	29,798,290
Celldex Therapeutics, Inc. (I)	20,597	519,456
Cellular Biomedicine Group, Inc. (I)	2,201	82,560
Cepheid, Inc. (I)	14,977	915,844
ChemoCentryx, Inc. (I) (L)	6,238	51,339
Chimerix, Inc. (I)	8,661	400,138
Clovis Oncology, Inc. (I)	5,206	457,503
Coherus Biosciences, Inc. (I)	5,031	145,396
Concert Pharmaceuticals, Inc. (I)	3,543	52,755
CSL, Ltd.	120,960	8,063,964
CTI BioPharma Corp. (I)	37,366	72,864
Curis, Inc. (I)	24,441	80,900
Cytokinetics, Inc. (I)	8,064	54,190
CytRx Corp. (I) (L)	12,508	46,530
Dicerna Pharmaceuticals, Inc. (I)	3,365	46,942
Durata Therapeutics, Inc. (I)	3,707	3,077
Dyax Corp. (I)	30,409	805,839
Dynavax Technologies Corp. (I) (L)	6,279	147,086
Eagle Pharmaceuticals, Inc. (I)	1,817	146,923
Emergent BioSolutions, Inc. (I)	6,282	206,992
Enanta Pharmaceuticals, Inc. (I) (L)	3,356	150,986
Epizyme, Inc. (I)	6,181	148,344
Esperion Therapeutics, Inc. (I)	2,752	225,004

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Exact Sciences Corp. (I) (L)	18,595	$553,015
Exelixis, Inc. (I) (L)	41,695	156,773
FibroGen, Inc. (I)	10,118	237,773
Five Prime Therapeutics, Inc. (I)	4,611	114,537
Flexion Therapeutics, Inc. (I)	3,116	68,209
Foundation Medicine, Inc. (I)	2,506	84,803
Galena Biopharma, Inc. (I) (L)	36,362	61,815
Genocea Biosciences, Inc. (I)	4,238	58,188
Genomic Health, Inc. (I)	3,778	104,991
Geron Corp. (I) (L)	33,785	144,600
Gilead Sciences, Inc.	477,038	55,851,609
Grifols SA	37,824	1,527,402
Halozyme Therapeutics, Inc. (I)	22,210	501,502
Heron Therapeutics, Inc. (I)	5,242	163,341
Idera Pharmaceuticals, Inc. (I) (L)	18,710	69,414
Ignyta, Inc. (I)	4,094	61,778
Immune Design Corp. (I)	2,553	52,719
ImmunoGen, Inc. (I)	18,167	261,241
Immunomedics, Inc. (I) (L)	21,275	86,377
Infinity Pharmaceuticals, Inc. (I)	10,556	115,588
Inovio Pharmaceuticals, Inc. (I) (L)	15,501	126,488
Insmed, Inc. (I)	12,847	313,724
Insys Therapeutics, Inc. (I) (L)	4,956	178,020
Ironwood Pharmaceuticals, Inc. (I)	26,428	318,722
Karyopharm Therapeutics, Inc. (I)	4,948	134,635
Keryx Biopharmaceuticals, Inc. (I) (L)	21,913	218,692
Kite Pharma, Inc. (I) (L)	6,035	367,954
KYTHERA Biopharmaceuticals, Inc. (I)	5,391	405,996
La Jolla Pharmaceutical Co. (I)	2,626	64,363
Lexicon Pharmaceuticals, Inc. (I) (L)	9,353	75,292
Ligand Pharmaceuticals, Inc. (I)	3,643	367,579
Lion Biotechnologies, Inc. (I)	9,714	89,077
MacroGenics, Inc. (I)	5,874	223,036
MannKind Corp. (I) (L)	51,964	295,675
Merrimack Pharmaceuticals, Inc. (I) (L)	23,068	285,236
MiMedx Group, Inc. (I) (L)	22,839	264,704
Mirati Therapeutics, Inc. (I)	2,230	70,178
Momenta Pharmaceuticals, Inc. (I)	12,750	290,828
Myriad Genetics, Inc. (I)	14,347	487,655
Navidea Biopharmaceuticals, Inc. (I) (L)	34,780	55,996
Neurocrine Biosciences, Inc. (I)	17,789	849,603
NewLink Genetics Corp. (I) (L)	4,347	192,442
Northwest Biotherapeutics, Inc. (I) (L)	10,350	102,776
Novavax, Inc. (I)	56,035	624,230
Ocata Therapeutics, Inc. (I)	8,589	45,264
OncoMed Pharmaceuticals, Inc. (I)	3,656	82,260
Oncothyreon, Inc. (I)	22,613	84,573
Ophthotech Corp. (I)	4,998	260,196
Orexigen Therapeutics, Inc. (I) (L)	21,873	108,271
Organovo Holdings, Inc. (I) (L)	17,867	67,359
Osiris Therapeutics, Inc. (I) (L)	4,058	78,969
Otonomy, Inc. (I)	3,225	74,143
OvaScience, Inc. (I) (L)	4,958	143,435
PDL BioPharma, Inc. (L)	33,559	215,784
Peregrine Pharmaceuticals, Inc. (I) (L)	44,877	58,789
Pfenex, Inc. (I)	3,597	69,782
Portola Pharmaceuticals, Inc. (I)	9,697	441,698
Progenics Pharmaceuticals, Inc. (I)	15,112	112,736
Prothena Corp. PLC (I)	6,561	345,568
PTC Therapeutics, Inc. (I)	7,078	340,664
Radius Health, Inc. (I)	6,145	416,017
Raptor Pharmaceutical Corp. (I)	16,925	267,246
Regeneron Pharmaceuticals, Inc. (I)	24,474	12,484,922

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regulus Therapeutics, Inc. (I) (L)	6,257	$68,577
Repligen Corp. (I)	6,874	283,690
Retrophin, Inc. (I)	7,352	243,719
Rigel Pharmaceuticals, Inc. (I)	19,506	62,614
Sage Therapeutics, Inc. (I)	2,912	212,576
Sangamo BioSciences, Inc. (I)	14,685	162,857
Sarepta Therapeutics, Inc. (I)	8,744	266,080
Sorrento Therapeutics, Inc. (I)	6,114	107,729
Spark Therapeutics, Inc. (I)	1,710	103,062
Spectrum Pharmaceuticals, Inc. (I) (L)	14,376	98,332
Stemline Therapeutics, Inc. (I)	3,607	42,454
Synergy Pharmaceuticals, Inc. (I) (L)	21,305	176,832
Synta Pharmaceuticals Corp. (I)	20,954	46,727
TESARO, Inc. (I)	4,896	287,836
TG Therapeutics, Inc. (I)	7,674	127,312
Threshold Pharmaceuticals, Inc. (I)	14,969	60,475
TrovaGene, Inc. (I)	5,506	55,886
Ultragenyx Pharmaceutical, Inc. (I)	7,492	767,106
United Therapeutics Corp. (I)	21,733	3,780,455
Vanda Pharmaceuticals, Inc. (I)	9,083	115,263
Verastem, Inc. (I)	7,390	55,721
Versartis, Inc. (I)	4,898	74,548
Vertex Pharmaceuticals, Inc. (I)	79,130	9,770,972
Vitae Pharmaceuticals, Inc. (I)	3,033	43,675
Vital Therapies, Inc. (I) (L)	3,704	78,154
Xencor, Inc. (I)	6,103	134,083
XOMA Corp. (I) (L)	19,897	77,200
Zafgen, Inc. (I) (L)	3,521	121,932
ZIOPHARM Oncology, Inc. (I) (L)	24,071	288,852
		234,341,947
Health care equipment and supplies - 1.8%
Abaxis, Inc.	4,676	240,720
Abbott Laboratories	483,264	23,718,597
ABIOMED, Inc. (I)	8,723	573,363
Accuray, Inc. (I) (L)	16,916	114,014
Align Technology, Inc. (I)	34,145	2,141,233
Analogic Corp.	2,533	199,854
AngioDynamics, Inc. (I)	5,443	89,265
Anika Therapeutics, Inc. (I)	3,096	102,261
Antares Pharma, Inc. (I)	34,980	72,758
AtriCure, Inc. (I)	6,127	150,969
Atrion Corp.	301	118,085
Baxter International, Inc.	176,720	12,358,030
Becton, Dickinson and Company	68,020	9,635,033
Boston Scientific Corp. (I)	434,669	7,693,641
C.R. Bard, Inc.	24,097	4,113,358
Cantel Medical Corp.	7,216	387,283
Cardiovascular Systems, Inc. (I)	6,702	177,268
Cerus Corp. (I) (L)	20,991	108,943
Cochlear, Ltd.	14,377	888,476
Coloplast A/S	28,383	1,861,447
CONMED Corp.	5,703	332,314
CryoLife, Inc.	6,204	69,981
Cutera, Inc. (I)	3,580	55,418
Cyberonics, Inc. (I)	5,402	321,203
Cynosure, Inc., Class A (I)	4,685	180,747
DENTSPLY International, Inc.	44,920	2,315,626
Edwards Lifesciences Corp. (I)	34,942	4,976,789
Elekta AB, B Shares (L)	92,494	580,010
Endologix, Inc. (I)	14,151	217,076
Essilor International SA	52,337	6,269,994
Exactech, Inc. (I)	2,455	51,138
GenMark Diagnostics, Inc. (I)	9,615	87,112

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Getinge AB, B Shares	50,710	$1,220,895
Globus Medical, Inc., Class A (I)	14,158	363,436
Greatbatch, Inc. (I)	5,183	279,467
Haemonetics Corp. (I)	10,675	441,518
Halyard Health, Inc. (I)	31,512	1,276,236
HeartWare International, Inc. (I)	3,591	261,030
Hill-Rom Holdings, Inc.	26,659	1,448,383
Hologic, Inc. (I)	114,873	4,372,066
Hoya Corp.	108,660	4,351,802
ICU Medical, Inc. (I)	2,900	277,414
IDEXX Laboratories, Inc. (I)	43,998	2,822,032
Inogen, Inc. (I)	3,369	150,257
Insulet Corp. (I)	11,901	368,752
Integra LifeSciences Holdings Corp. (I)	5,341	359,823
Intuitive Surgical, Inc. (I)	11,927	5,778,632
Invacare Corp.	6,862	148,425
Invivo Therapeutics Holdings Corp. (I)	5,920	95,608
K2M Group Holdings, Inc. (I)	3,842	92,285
LDR Holding Corp. (I)	4,904	212,098
Masimo Corp. (I)	9,143	354,200
Medtronic PLC	462,623	34,280,364
Meridian Bioscience, Inc.	8,688	161,944
Merit Medical Systems, Inc. (I)	9,260	199,460
Natus Medical, Inc. (I)	6,847	291,408
Neogen Corp. (I)	7,762	368,229
Nevro Corp. (I)	3,187	171,301
NuVasive, Inc. (I)	10,070	477,117
NxStage Medical, Inc. (I)	13,308	190,105
Olympus Corp.	65,702	2,268,362
OraSure Technologies, Inc. (I)	12,822	69,111
Orthofix International NV (I)	4,039	133,772
Oxford Immunotec Global PLC (I)	4,829	66,882
Quidel Corp. (I)	6,018	138,113
ResMed, Inc.	66,262	3,735,189
Rockwell Medical Technologies, Inc. (I) (L)	10,789	173,919
RTI Surgical, Inc. (I)	12,896	83,308
Second Sight Medical Products, Inc. (I)	2,671	36,352
Sirona Dental Systems, Inc. (I)	26,111	2,622,067
Smith & Nephew PLC	228,645	3,868,051
Sonova Holding AG	13,657	1,846,763
Spectranetics Corp. (I)	8,919	205,226
St. Jude Medical, Inc.	91,001	6,649,443
STAAR Surgical Company (I) (L)	8,686	83,907
STERIS Corp.	40,329	2,598,801
Stryker Corp.	97,112	9,280,994
SurModics, Inc. (I)	3,115	72,953
Sysmex Corp.	37,179	2,214,287
Tandem Diabetes Care, Inc. (I)	4,234	45,897
Teleflex, Inc.	19,578	2,651,840
Terumo Corp.	76,917	1,844,486
The Cooper Companies, Inc.	22,796	4,057,004
Thoratec Corp. (I)	36,701	1,635,764
Tornier NV (I)	7,641	190,949
Unilife Corp. (I) (L)	26,364	56,683
Utah Medical Products, Inc.	947	56,470
Varian Medical Systems, Inc. (I)	32,261	2,720,570
Vascular Solutions, Inc. (I)	3,743	129,957
West Pharmaceutical Services, Inc.	14,879	864,172
William Demant Holdings A/S (I)	6,551	499,334
Wright Medical Group, Inc. (I)	10,809	283,844
Zeltiq Aesthetics, Inc. (I)	6,771	199,541
Zimmer Biomet Holdings, Inc.	55,387	6,049,922
		198,450,226

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services - 2.1%
AAC Holdings, Inc. (I) (L)	1,699	$74,008
Aceto Corp.	6,216	153,100
Addus HomeCare Corp. (I)	1,580	44,019
Adeptus Health, Inc., Class A (I)	1,298	123,297
Aetna, Inc.	113,373	14,450,523
Air Methods Corp. (I)	8,194	338,740
Alfresa Holdings Corp.	46,100	717,369
Almost Family, Inc. (I)	1,606	64,095
Amedisys, Inc. (I)	5,915	235,003
AmerisourceBergen Corp.	67,755	7,205,067
AMN Healthcare Services, Inc. (I)	9,951	314,352
Amsurg Corp. (I)	10,038	702,158
Anthem, Inc.	85,873	14,095,194
Bio-Reference Labs, Inc. (I) (L)	5,109	210,746
BioScrip, Inc. (I) (L)	15,258	55,387
BioTelemetry, Inc. (I)	6,287	59,286
Capital Senior Living Corp. (I)	6,222	152,439
Cardinal Health, Inc.	107,415	8,985,265
Centene Corp. (I)	55,846	4,490,018
Chemed Corp. (L)	3,503	459,243
Cigna Corp.	83,558	13,536,396
Civitas Solutions, Inc. (I)	2,578	54,989
Community Health Systems, Inc. (I)	55,462	3,492,442
CorVel Corp. (I)	2,028	64,937
Cross Country Healthcare, Inc. (I)	7,185	91,106
DaVita HealthCare Partners, Inc. (I)	55,889	4,441,499
ExamWorks Group, Inc. (I)	8,678	339,310
Express Scripts Holding Company (I)	236,795	21,060,547
Five Star Quality Care, Inc. (I)	10,321	49,541
Fresenius Medical Care AG & Company KGaA	55,582	4,601,424
Fresenius SE & Company KGaA	96,794	6,214,791
Genesis Healthcare, Inc. (I)	8,376	55,282
Hanger, Inc. (I)	7,333	171,886
HCA Holdings, Inc. (I)	94,169	8,543,012
Health Net, Inc. (I)	36,245	2,324,029
HealthEquity, Inc. (I)	7,560	242,298
Healthscope, Ltd.	288,028	603,119
HealthSouth Corp.	18,860	868,692
Healthways, Inc. (I)	6,627	79,391
Henry Schein, Inc. (I)	27,169	3,861,258
Humana, Inc.	48,627	9,301,373
IPC Healthcare, Inc. (I)	3,632	201,176
Kindred Healthcare, Inc.	17,309	351,200
Laboratory Corp. of America Holdings (I)	32,538	3,944,256
Landauer, Inc.	2,122	75,628
LHC Group, Inc. (I)	2,803	107,215
LifePoint Health, Inc. (I)	20,874	1,814,994
Magellan Health Services, Inc. (I)	5,648	395,755
McKesson Corp.	75,165	16,897,844
Medipal Holdings Corp.	34,465	561,352
MEDNAX, Inc. (I)	43,960	3,257,876
Miraca Holdings, Inc.	14,017	700,348
Molina Healthcare, Inc. (I)	26,245	1,845,024
National HealthCare Corp.	2,063	134,074
Nobilis Health Corp. (I)	7,424	50,483
Omnicare, Inc.	45,545	4,292,616
Owens & Minor, Inc.	42,393	1,441,362
Patterson Companies, Inc.	28,255	1,374,606
PharMerica Corp. (I)	6,336	210,989
Quest Diagnostics, Inc.	46,691	3,386,031
RadNet, Inc. (I)	7,895	52,818
Ramsay Health Care, Ltd.	36,185	1,714,008

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Ryman Healthcare, Ltd.	98,163	$526,844
Select Medical Holdings Corp.	21,852	354,002
Sonic Healthcare, Ltd.	96,630	1,591,175
Surgical Care Affiliates, Inc. (I)	4,444	170,561
Suzuken Company, Ltd.	20,000	639,860
Team Health Holdings, Inc. (I)	14,889	972,698
Tenet Healthcare Corp. (I)	31,821	1,841,799
The Ensign Group, Inc.	5,291	270,158
The Providence Service Corp. (I)	2,903	128,545
Triple-S Management Corp., Class B (I)	5,092	130,661
UnitedHealth Group, Inc.	308,996	37,697,512
Universal American Corp.	10,662	107,899
Universal Health Services, Inc., Class B	29,533	4,196,639
US Physical Therapy, Inc.	2,643	144,731
VCA, Inc. (I)	38,582	2,099,054
WellCare Health Plans, Inc. (I)	29,886	2,535,229
		229,143,653
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	79,755	1,091,048
Castlight Health, Inc., B Shares (I)	7,439	60,553
Cerner Corp. (I)	99,428	6,866,498
Computer Programs & Systems, Inc. (L)	2,342	125,110
HealthStream, Inc. (I)	5,394	164,085
HMS Holdings Corp. (I)	60,080	1,031,574
M3, Inc.	49,943	1,003,926
MedAssets, Inc. (I)	12,718	280,559
Medidata Solutions, Inc. (I)	11,514	625,440
Merge Healthcare, Inc. (I)	15,327	73,570
Omnicell, Inc. (I)	7,519	283,541
Press Ganey Holdings, Inc. (I)	2,104	60,322
Quality Systems, Inc.	10,584	175,377
Vocera Communications, Inc. (I)	5,749	65,826
		11,907,429
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I) (L)	4,660	120,275
Affymetrix, Inc. (I)	15,953	174,207
Agilent Technologies, Inc.	108,320	4,178,986
Albany Molecular Research, Inc. (I) (L)	5,307	107,308
Bio-Rad Laboratories, Inc., Class A (I)	9,711	1,462,574
Bio-Techne Corp.	17,453	1,718,597
Cambrex Corp. (I)	6,525	286,709
Charles River
Laboratories International, Inc. (I)	22,243	1,564,573
Fluidigm Corp. (I)	6,153	148,903
Harvard Bioscience, Inc. (I)	8,972	51,140
INC Research Holdings, Inc. (I)	2,789	111,895
Lonza Group AG (I)	13,462	1,799,400
Luminex Corp. (I)	9,026	155,789
Mettler-Toledo International, Inc. (I)	13,120	4,479,955
NanoString Technologies, Inc. (I)	3,174	48,943
NeoGenomics, Inc. (I)	12,825	69,383
Pacific Biosciences of California, Inc. (I) (L)	13,894	80,029
PAREXEL International Corp. (I)	11,434	735,321
PerkinElmer, Inc.	37,248	1,960,735
PRA Health Sciences, Inc. (I)	4,197	152,477
QIAGEN NV (I)	56,399	1,386,102
Sequenom, Inc. (I) (L)	25,353	77,073
Thermo Fisher Scientific, Inc.	129,238	16,769,923
Waters Corp. (I)	26,891	3,452,267
		41,092,564

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 6.6%
AbbVie, Inc.	558,168	$37,503,308
Aerie Pharmaceuticals, Inc. (I)	4,566	80,590
Akorn, Inc. (I)	37,070	1,618,476
Allergan PLC (I)	127,388	38,657,162
Amphastar Pharmaceuticals, Inc. (I)	6,855	120,511
ANI Pharmaceuticals, Inc. (I)	1,682	104,368
Aratana Therapeutics, Inc. (I)	6,504	98,340
Assembly Biosciences, Inc. (I)	3,454	66,524
Astellas Pharma, Inc.	547,947	7,805,965
AstraZeneca PLC	322,340	20,400,975
Bayer AG	211,010	29,549,850
BioDelivery Sciences International, Inc. (I)	10,102	80,412
Bristol-Myers Squibb Company	541,065	36,002,465
Catalent, Inc. (I)	17,384	509,873
Cempra, Inc. (I)	6,685	229,697
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	56,834	1,960,395
Corcept Therapeutics, Inc. (I)	13,576	81,592
Daiichi Sankyo Company, Ltd.	163,011	3,012,534
Depomed, Inc. (I)	12,562	269,581
Dermira, Inc. (I)	3,145	55,195
Durect Corp. (I)	25,528	61,012
Eisai Company, Ltd.	64,368	4,315,527
Eli Lilly & Company	316,967	26,463,575
Endo International PLC (I)	65,854	5,245,271
Endocyte, Inc. (I) (L)	8,758	45,454
Foamix Pharmaceuticals, Ltd. (I)	5,142	52,706
Forest Laboratories, Inc. (I)	4,082	0
Furiex Pharmaceuticals, Inc. (I)	1,660	13,512
GlaxoSmithKline PLC	1,241,317	25,809,382
Hisamitsu Pharmaceutical Company, Inc.	14,284	554,510
Hospira, Inc. (I)	55,759	4,946,381
IGI Laboratories, Inc. (I) (L)	9,139	57,576
Impax Laboratories, Inc. (I)	14,948	686,412
Intersect ENT, Inc. (I)	3,089	88,438
Intra-Cellular Therapies, Inc. (I)	4,620	147,609
Johnson & Johnson	900,116	87,725,305
Kyowa Hakko Kirin Company, Ltd.	58,859	769,162
Lannett Company, Inc. (I) (L)	5,536	329,060
Mallinckrodt PLC (I)	37,845	4,455,113
Merck & Company, Inc.	917,023	52,206,119
Merck KGaA	32,988	3,288,580
Mitsubishi Tanabe Pharma Corp.	56,734	849,979
Mylan NV (I)	133,937	9,088,965
Nektar Therapeutics (I)	27,590	345,151
Novartis AG	586,932	57,730,898
Novo Nordisk A/S, Class B	485,134	26,621,662
Ocular Therapeutix, Inc. (I)	2,878	60,524
Omeros Corp. (I) (L)	8,016	144,208
Ono Pharmaceutical Company, Ltd.	21,083	2,301,102
Orion OYJ, Class B	25,444	891,261
Otsuka Holdings Company, Ltd.	99,715	3,177,238
Pacira Pharmaceuticals, Inc. (I)	7,616	538,604
Paratek Pharmaceuticals, Inc. (I)	2,664	68,651
Pernix Therapeutics Holdings (I)	9,782	57,909
Perrigo Company PLC	47,481	8,775,913
Pfizer, Inc.	1,998,617	67,013,628
Phibro Animal Health Corp., Class A	3,756	146,259
POZEN, Inc. (I)	6,411	66,097
Prestige Brands Holdings, Inc. (I)	10,895	503,785
Relypsa, Inc. (I)	6,872	227,394
Revance Therapeutics, Inc. (I)	3,388	108,348
Roche Holding AG	179,267	50,264,929

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sagent Pharmaceuticals, Inc. (I)	4,696	$114,160
Sanofi	302,975	29,973,270
Santen Pharmaceutical Company, Ltd.	94,400	1,335,639
SciClone Pharmaceuticals, Inc. (I)	10,838	106,429
Shionogi & Company, Ltd.	76,211	2,953,421
Shire PLC	150,611	12,101,525
Sucampo Pharmaceuticals, Inc., Class A (I)	5,379	88,377
Sumitomo Dainippon Pharma Company, Ltd.	41,392	456,152
Supernus Pharmaceuticals, Inc. (I)	7,349	124,786
Taisho Pharmaceutical Holdings Company, Ltd.	8,116	548,253
Takeda Pharmaceutical Company, Ltd.	201,616	9,731,732
Tetraphase Pharmaceuticals, Inc. (I)	7,569	359,073
Teva Pharmaceutical Industries, Ltd.	219,731	13,003,228
The Medicines Company (I)	13,864	396,649
TherapeuticsMD, Inc. (I)	26,859	211,112
Theravance Biopharma, Inc. (I)	5,587	72,743
Theravance, Inc. (L)	17,896	323,381
Trius Therapeutics, Inc. (I) (L)	10,492	1,154
UCB SA	32,303	2,322,753
VIVUS, Inc. (I) (L)	23,753	56,057
XenoPort, Inc. (I)	13,169	80,726
Zoetis, Inc.	162,301	7,826,154
Zogenix, Inc. (I) (L)	34,659	58,227
ZS Pharma, Inc. (I)	3,842	201,282
		706,898,841
		1,421,834,660
Industrials - 11.0%
Aerospace and defense - 1.9%
AAR Corp.	7,312	233,033
Aerojet Rocketdyne Holdings, Inc. (I)	13,037	268,693
Aerovironment, Inc. (I)	4,260	111,101
Airbus Group NV	150,190	9,782,970
American Science & Engineering, Inc.	1,668	73,075
Astronics Corp. (I)	4,003	283,773
B/E Aerospace, Inc.	49,903	2,739,675
BAE Systems PLC	805,085	5,704,369
Cobham PLC	288,548	1,191,704
Cubic Corp.	4,471	212,730
Curtiss-Wright Corp.	9,746	706,000
DigitalGlobe, Inc. (I)	15,093	419,434
Ducommun, Inc. (I)	2,450	62,892
Engility Holdings, Inc.	3,780	95,105
Esterline Technologies Corp. (I)	20,816	1,984,597
Finmeccanica SpA (I)	102,926	1,294,715
General Dynamics Corp.	101,382	14,364,816
HEICO Corp. (L)	4,169	243,053
HEICO Corp., Class A	16,387	831,968
Honeywell International, Inc.	253,757	25,875,601
Huntington Ingalls Industries, Inc.	22,803	2,567,390
KLX, Inc. (I)	35,802	1,579,942
Kratos Defense & Security Solutions, Inc. (I)	10,514	66,238
L-3 Communications Holdings, Inc.	26,680	3,024,978
Lockheed Martin Corp.	86,842	16,143,928
Meggitt PLC	204,093	1,494,517
Moog, Inc., Class A (I)	7,967	563,108
National Presto Industries, Inc. (L)	1,049	84,256
Northrop Grumman Corp.	62,904	9,978,462
Orbital ATK, Inc.	27,968	2,051,732
Precision Castparts Corp.	44,911	8,976,362
Raytheon Company	99,094	9,481,314
Rockwell Collins, Inc.	43,000	3,971,050

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Rolls-Royce Holdings PLC (I)	474,236	$6,477,703
Safran SA	74,487	5,062,089
Singapore Technologies Engineering, Ltd.	394,152	965,046
Sparton Corp. (I)	2,303	62,918
TASER International, Inc. (I)	11,192	372,806
Teledyne Technologies, Inc. (I)	23,816	2,512,826
Textron, Inc.	89,871	4,010,943
Thales SA	26,410	1,595,717
The Boeing Company	208,772	28,960,852
The KEYW Holding Corp. (I) (L)	7,559	70,450
Triumph Group, Inc.	23,112	1,525,161
United Technologies Corp.	268,758	29,813,325
Vectrus, Inc. (I)	2,390	59,439
Zodiac Aerospace	51,493	1,677,320
		209,629,176
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,541	121,065
Atlas Air Worldwide Holdings, Inc. (I)	5,229	287,386
Bollore SA	223,242	1,194,216
C.H. Robinson Worldwide, Inc.	47,244	2,947,553
Deutsche Post AG	247,321	7,226,541
Echo Global Logistics, Inc. (I)	6,252	204,190
Expeditors International of Washington, Inc.	61,873	2,852,655
FedEx Corp.	85,593	14,585,047
Forward Air Corp.	6,466	337,913
Hub Group, Inc., Class A (I)	7,574	305,535
Park-Ohio Holdings Corp.	1,958	94,885
Radiant Logistics, Inc. (I)	6,888	50,351
Royal Mail PLC	165,743	1,339,951
TNT Express NV	126,173	1,071,555
United Parcel Service, Inc., Class B	225,309	21,834,695
UTi Worldwide, Inc.	19,544	195,245
XPO Logistics, Inc. (I) (L)	14,947	675,305
Yamato Transport Company, Ltd.	89,093	1,722,669
		57,046,757
Airlines - 0.4%
Alaska Air Group, Inc.	60,905	3,924,109
Allegiant Travel Company	2,767	492,194
American Airlines Group, Inc.	224,883	8,980,703
ANA Holdings, Inc.	296,495	803,896
Cathay Pacific Airways, Ltd.	304,242	747,495
Delta Air Lines, Inc.	266,587	10,951,394
Deutsche Lufthansa AG (I)	58,627	756,407
easyJet PLC	40,282	979,196
Hawaiian Holdings, Inc. (I)	9,900	235,125
International Consolidated Airlines Group SA (I)	206,884	1,614,007
Japan Airlines Company, Ltd.	30,500	1,062,906
JetBlue Airways Corp. (I)	123,627	2,566,497
Qantas Airways, Ltd. (I)	145,728	354,117
Republic Airways Holdings, Inc. (I)	10,883	99,906
Ryanair Holdings PLC, ADR	9,036	644,719
Singapore Airlines, Ltd.	136,327	1,085,438
SkyWest, Inc.	11,074	166,553
Southwest Airlines Company	216,942	7,178,611
Virgin America, Inc. (I) (L)	5,227	143,638
		42,786,911
Building products - 0.4%
AAON, Inc.	8,715	196,262
Advanced Drainage Systems, Inc.	7,098	208,184
Allegion PLC	30,631	1,842,148

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
American Woodmark Corp. (I)	2,742	$150,399
AO Smith Corp.	35,182	2,532,400
Apogee Enterprises, Inc.	6,088	320,472
Asahi Glass Company, Ltd.	243,380	1,461,141
Assa Abloy AB	255,963	4,818,707
Builders FirstSource, Inc. (I)	9,974	128,066
Cie de Saint-Gobain (L)	121,898	5,502,643
Continental Building Products, Inc. (I)	6,602	139,896
Daikin Industries, Ltd.	59,897	4,305,898
Fortune Brands Home & Security, Inc.	74,975	3,435,355
Geberit AG	9,659	3,220,257
Gibraltar Industries, Inc. (I)	6,751	137,518
Griffon Corp.	7,217	114,895
Insteel Industries, Inc.	4,437	82,972
Lennox International, Inc.	19,419	2,091,232
LIXIL Group Corp.	67,250	1,333,947
Masco Corp.	113,064	3,015,417
Masonite International Corp. (I)	6,168	432,438
NCI Building Systems, Inc. (I)	5,848	88,129
Nortek, Inc. (I)	2,022	168,089
Patrick Industries, Inc. (I)	2,820	107,301
PGT, Inc. (I)	10,385	150,686
Ply Gem Holdings, Inc. (I)	4,905	57,830
Quanex Building Products Corp.	7,141	153,032
Simpson Manufacturing Company, Inc.	8,854	301,036
TOTO, Ltd.	71,481	1,288,365
Trex Company, Inc. (I)	6,739	333,109
Universal Forest Products, Inc.	4,218	219,463
		38,337,287
Commercial services and supplies - 0.6%
ABM Industries, Inc.	11,683	384,020
ACCO Brands Corp. (I)	23,026	178,912
Aggreko PLC	65,138	1,471,291
ARC Document Solutions, Inc. (I)	9,476	72,112
Babcock International Group PLC	63,969	1,083,790
Brady Corp., Class A	9,943	245,990
Brambles, Ltd.	400,226	3,264,930
Casella Waste Systems, Inc., Class A (I)	9,973	55,949
Ceco Environmental Corp.	5,103	57,817
Cintas Corp.	30,830	2,607,910
Civeo Corp.	23,134	71,021
Clean Harbors, Inc. (I)	25,097	1,348,713
Copart, Inc. (I)	53,485	1,897,648
Dai Nippon Printing Company, Ltd.	141,746	1,462,656
Deluxe Corp.	33,690	2,088,780
Edenred	53,048	1,310,749
Ennis, Inc.	5,652	105,071
Essendant, Inc.	7,880	309,290
G&K Services, Inc., Class A	4,144	286,516
G4S PLC	394,459	1,663,247
Healthcare Services Group, Inc.	14,973	494,858
Heritage-Crystal Clean, Inc. (I)	3,080	45,276
Herman Miller, Inc.	40,404	1,168,888
HNI Corp.	30,171	1,543,247
InnerWorkings, Inc. (I)	9,254	61,724
Interface, Inc.	13,811	345,966
ISS A/S	37,998	1,251,482
Kimball International, Inc., Class B	7,539	91,674
Knoll, Inc.	10,170	254,555
Matthews International Corp., Class A	6,926	368,048
McGrath RentCorp.	5,541	168,613
Mobile Mini, Inc.	9,637	405,139
MSA Safety, Inc.	20,889	1,013,325

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Multi-Color Corp.	2,728	$174,265
Park24 Company, Ltd.	24,100	412,579
Pitney Bowes, Inc.	66,159	1,376,769
Quad/Graphics, Inc.	6,282	116,280
R.R. Donnelley & Sons Company	98,013	1,708,367
Republic Services, Inc.	81,049	3,174,689
Rollins, Inc.	45,223	1,290,212
Secom Company, Ltd.	53,655	3,485,726
Securitas AB, Series B	78,943	1,042,594
Societe BIC SA	7,404	1,180,995
SP Plus Corp. (I)	3,735	97,521
Steelcase, Inc., Class A	17,257	326,330
Stericycle, Inc. (I)	27,510	3,683,864
Team, Inc. (I)	4,376	176,134
Tetra Tech, Inc.	12,509	320,731
The ADT Corp. (L)	55,778	1,872,467
The Brink’s Company	10,179	299,568
Toppan Printing Company, Ltd.	134,525	1,124,621
Tyco International PLC	136,722	5,261,063
UniFirst Corp.	3,059	342,149
US Ecology, Inc.	4,572	222,748
Viad Corp.	4,299	116,546
Waste Connections, Inc.	58,274	2,745,871
Waste Management, Inc.	138,293	6,409,881
West Corp.	10,712	322,431
		64,463,608
Construction and engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	48,294	1,557,768
AECOM (I)	70,675	2,337,929
Aegion Corp. (I)	7,839	148,471
Argan, Inc.	2,876	115,989
Boskalis Westminster NV	21,982	1,079,045
Bouygues SA	51,471	1,935,011
Chiyoda Corp.	38,942	344,672
Cimic Group, Ltd.	25,523	427,566
Comfort Systems USA, Inc.	7,845	180,043
Dycom Industries, Inc. (I)	7,138	420,071
EMCOR Group, Inc.	12,875	615,039
Ferrovial SA	114,022	2,477,289
Fluor Corp.	47,671	2,527,040
Furmanite Corp. (I)	8,404	68,240
Granite Construction, Inc.	25,367	900,782
Great Lakes Dredge & Dock Corp. (I)	13,788	82,176
Hc2 Holdings, Inc. (I)	4,662	41,725
Jacobs Engineering Group, Inc. (I)	40,987	1,664,892
JGC Corp.	52,206	985,500
Kajima Corp.	213,770	1,004,030
KBR, Inc.	67,667	1,318,153
MasTec, Inc. (I)	14,006	278,299
MYR Group, Inc. (I)	4,491	139,041
Northwest Pipe Company (I)	2,367	48,216
Obayashi Corp.	165,215	1,204,772
Orascom Construction, Ltd. (I)	10,847	139,591
Orion Marine Group, Inc. (I)	6,521	47,082
Primoris Services Corp.	8,346	165,251
Quanta Services, Inc. (I)	68,559	1,975,870
Shimizu Corp.	150,129	1,263,417
Skanska AB, Series B	97,270	1,971,084
Taisei Corp.	260,868	1,497,641
Tutor Perini Corp. (I)	7,801	168,346

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Vinci SA	120,565	$6,997,316
		36,127,357
Electrical equipment - 0.8%
ABB, Ltd. (I)	561,309	11,764,092
Acuity Brands, Inc.	20,384	3,668,712
Alstom SA (I)	54,910	1,559,677
AMETEK, Inc.	78,288	4,288,617
AZZ, Inc.	5,390	279,202
Eaton Corp. PLC	151,659	10,235,466
Emerson Electric Company	217,006	12,028,643
Encore Wire Corp.	4,441	196,692
EnerSys	9,154	643,435
Enphase Energy, Inc. (I) (L)	6,021	45,820
Franklin Electric Company, Inc.	9,950	321,684
FuelCell Energy, Inc. (I) (L)	61,341	59,924
Fuji Electric Company, Ltd.	144,202	620,205
Generac Holdings, Inc. (L)	14,285	567,829
General Cable Corp.	10,349	204,186
GrafTech International, Ltd. (I)	25,819	128,062
Hubbell, Inc., Class B	24,999	2,706,892
Legrand SA	67,602	3,804,768
LSI Industries, Inc.	5,472	51,108
Mabuchi Motor Company, Ltd.	12,600	796,980
Mitsubishi Electric Corp.	493,165	6,368,088
Nidec Corp.	55,593	4,160,458
OSRAM Licht AG	22,672	1,084,645
Plug Power, Inc. (I) (L)	37,580	92,071
Polypore International, Inc. (I)	9,290	556,285
Powell Industries, Inc.	2,106	74,068
Power Solutions International, Inc. (I) (L)	1,056	57,045
PowerSecure International, Inc. (I)	5,054	74,597
Prysmian SpA	49,982	1,080,428
Regal-Beloit Corp.	21,013	1,525,334
Rockwell Automation, Inc.	43,737	5,451,380
Schneider Electric SE	141,700	9,811,165
Thermon Group Holdings, Inc. (I)	7,008	168,683
Vestas Wind Systems A/S	57,204	2,851,248
Vicor Corp. (I)	3,680	44,859
		87,372,348
Industrial conglomerates - 1.8%
3M Company	205,935	31,775,771
Carlisle Companies, Inc.	30,734	3,077,088
CK Hutchison Holdings, Ltd.	590,062	8,675,077
Danaher Corp.	199,947	17,113,464
General Electric Company	3,270,388	86,894,209
Hopewell Holdings, Ltd.	615	2,252
Keihan Electric Railway Company, Ltd.	130,000	757,037
Keppel Corp., Ltd.	372,945	2,273,145
Koninklijke Philips NV	238,566	6,088,790
NWS Holdings, Ltd.	387,599	560,292
Raven Industries, Inc.	8,161	165,913
Roper Technologies, Inc.	32,657	5,632,026
Seibu Holdings, Inc.	30,200	699,355
Sembcorp Industries, Ltd.	248,222	716,424
Siemens AG	202,324	20,469,396
Smiths Group PLC	100,466	1,780,825
Toshiba Corp.	1,028,280	3,526,277
		190,207,341
Machinery - 2.0%
Actuant Corp., Class A	12,375	285,739
AGCO Corp.	37,614	2,135,723

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Alamo Group, Inc.	2,078	$113,542
Albany International Corp., Class A	5,923	235,735
Alfa Laval AB	75,205	1,323,680
Altra Industrial Motion Corp.	5,690	154,654
Amada Company, Ltd.	89,652	946,286
American Railcar Industries, Inc. (L)	2,027	98,593
Andritz AG	19,934	1,103,866
Astec Industries, Inc.	3,969	165,984
Atlas Copco AB, A Shares	171,372	4,794,698
Atlas Copco AB, B Shares	99,688	2,483,291
Barnes Group, Inc.	11,347	442,420
Blount International, Inc. (I)	10,571	115,435
Briggs & Stratton Corp.	9,052	174,342
Caterpillar, Inc.	196,032	16,627,434
Chart Industries, Inc. (I)	6,483	231,767
CIRCOR International, Inc.	3,567	194,509
CLARCOR, Inc.	33,890	2,109,314
CNH Industrial NV	241,143	2,200,416
Columbus McKinnon Corp.	4,438	110,950
Commercial Vehicle Group, Inc. (I)	6,931	49,973
Crane Company	22,970	1,349,028
Cummins, Inc.	54,487	7,148,150
Deere & Company	108,481	10,528,081
Donaldson Company, Inc.	59,385	2,125,983
Douglas Dynamics, Inc.	4,890	105,037
Dover Corp.	52,147	3,659,676
EnPro Industries, Inc.	4,777	273,340
ESCO Technologies, Inc.	5,304	198,423
FANUC Corp.	51,918	10,623,232
Federal Signal Corp.	13,123	195,664
Flowserve Corp.	43,177	2,273,701
FreightCar America, Inc.	2,776	57,963
GEA Group AG	46,745	2,085,432
Global Brass & Copper Holdings, Inc.	4,752	80,832
Graco, Inc.	27,527	1,955,243
Graham Corp.	2,427	49,729
Harsco Corp.	16,972	280,038
Hillenbrand, Inc.	13,131	403,122
Hino Motors, Ltd.	65,842	813,955
Hitachi Construction Machinery Company, Ltd.	27,952	489,313
Hurco Companies, Inc.	1,729	59,858
Hyster-Yale Materials Handling, Inc.	1,962	135,927
IDEX Corp.	36,669	2,881,450
IHI Corp.	354,765	1,651,847
Illinois Tool Works, Inc.	109,925	10,090,016
IMI PLC	68,978	1,219,357
Ingersoll-Rand PLC	85,837	5,787,131
ITT Corp.	41,970	1,756,025
John Bean Technologies Corp.	6,111	229,712
Joy Global, Inc.	31,066	1,124,589
JTEKT Corp.	52,293	988,882
Kadant, Inc.	2,398	113,186
Kawasaki Heavy Industries, Ltd.	361,204	1,683,641
Kennametal, Inc.	37,207	1,269,503
Komatsu, Ltd.	238,476	4,784,616
Kone OYJ, Class B	80,196	3,255,157
Kubota Corp.	286,952	4,550,017
Kurita Water Industries, Ltd.	26,927	627,235
LB Foster Company, Class A	2,343	81,091
Lincoln Electric Holdings, Inc.	35,510	2,162,204
Lindsay Corp. (L)	2,421	212,830
Lydall, Inc. (I)	3,633	107,391

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Makita Corp.	30,326	$1,642,419
MAN SE	8,931	920,121
Melrose Industries PLC	256,142	995,555
Meritor, Inc. (I)	20,197	264,985
Metso OYJ	28,691	788,544
Miller Industries, Inc.	2,792	55,700
Minebea Company, Ltd.	82,000	1,353,685
Mitsubishi Heavy Industries, Ltd.	775,635	4,715,047
Mueller Industries, Inc.	11,962	415,321
Mueller Water Products, Inc., Class A	33,930	308,763
Nabtesco Corp.	30,589	767,286
Navistar International Corp. (I)	10,676	241,598
NGK Insulators, Ltd.	67,461	1,735,842
NN, Inc.	4,236	108,103
Nordson Corp.	26,619	2,073,354
NSK, Ltd.	118,798	1,831,771
Oshkosh Corp.	36,726	1,556,448
PACCAR, Inc.	115,286	7,356,400
Pall Corp.	34,640	4,310,948
Parker-Hannifin Corp.	45,151	5,252,416
Pentair PLC	58,508	4,022,425
Proto Labs, Inc. (I)	4,787	323,027
RBC Bearings, Inc. (I)	4,927	353,562
Rexnord Corp. (I)	21,219	507,346
Sandvik AB	272,402	3,011,483
Schindler Holding AG,
Participation Certificates	11,470	1,875,931
Schindler Holding AG, Registered Shares	5,131	837,964
SembCorp Marine, Ltd. (L)	213,732	450,297
SKF AB, B Shares	101,408	2,313,929
SMC Corp.	13,747	4,136,735
Snap-on, Inc.	18,753	2,986,415
SPX Corp.	19,263	1,394,449
Standex International Corp.	2,624	209,736
Stanley Black & Decker, Inc.	50,022	5,264,315
Sulzer AG	6,089	626,325
Sumitomo Heavy Industries, Ltd.	141,306	823,015
Sun Hydraulics Corp.	4,859	185,176
Tennant Company	3,796	248,031
Terex Corp.	49,415	1,148,899
The Gorman-Rupp Company	4,116	115,577
The Greenbrier Companies, Inc. (L)	5,497	257,534
The Timken Company	34,114	1,247,549
The Weir Group PLC	54,302	1,447,269
THK Company, Ltd.	30,952	667,951
Titan International, Inc. (L)	9,589	102,986
TriMas Corp. (I)	9,672	286,291
Trinity Industries, Inc.	72,865	1,925,822
Vallourec SA (L)	27,771	567,351
Valmont Industries, Inc.	11,078	1,316,842
Volvo AB, Series B	391,699	4,863,932
Wabash National Corp. (I)	14,172	177,717
Wabtec Corp.	45,382	4,276,800
Wartsila OYJ ABP	37,563	1,760,089
Watts Water Technologies, Inc., Class A	5,831	302,337
Woodward, Inc.	40,864	2,247,111
Xerium Technologies, Inc. (I)	2,742	49,904
Xylem, Inc.	58,451	2,166,779
Yangzijiang Shipbuilding Holdings, Ltd.	498,501	523,583
Zardoya Otis SA	45,745	499,266
		217,782,014
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	975	1,709,960

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Marine (continued)
A.P. Moeller - Maersk A/S, Series B	1,829	$3,306,906
Golden Ocean Group, Ltd. (L)	14,987	57,700
Kirby Corp. (I)	26,181	2,007,035
Kuehne & Nagel International AG	13,712	1,820,722
Matson, Inc.	9,062	380,966
Mitsui O.S.K. Lines, Ltd.	295,040	944,420
Navios Maritime Holdings, Inc. (L)	18,321	68,154
Nippon Yusen KK	410,257	1,142,178
Scorpio Bulkers, Inc. (I) (L)	40,408	65,865
		11,503,906
Professional services - 0.5%
Acacia Research Corp. (L)	11,016	96,610
Adecco SA (I)	43,464	3,527,427
Barrett Business Services, Inc.	1,560	56,659
Bureau Veritas SA	68,338	1,575,325
Capita PLC	169,046	3,284,668
CBIZ, Inc. (I)	10,840	104,498
CDI Corp.	3,689	47,957
CEB, Inc.	22,681	1,974,608
CRA International, Inc. (I)	2,269	63,237
Equifax, Inc.	38,632	3,750,781
Experian PLC	252,606	4,594,496
Exponent, Inc.	5,345	239,349
Franklin Covey Company (I)	2,994	60,748
FTI Consulting, Inc. (I)	28,278	1,166,185
GP Strategies Corp. (I)	2,876	95,598
Heidrick & Struggles International, Inc.	4,085	106,537
Hill International, Inc. (I)	8,941	47,030
Huron Consulting Group, Inc. (I)	4,834	338,815
ICF International, Inc. (I)	4,129	143,937
Insperity, Inc.	4,040	205,636
Intertek Group PLC	41,013	1,576,948
Kelly Services, Inc., Class A	6,520	100,082
Kforce, Inc.	5,371	122,835
Korn/Ferry International	10,579	367,832
ManpowerGroup, Inc.	36,803	3,289,452
Mistras Group, Inc. (I)	3,781	71,763
Navigant Consulting, Inc. (I)	10,200	151,674
Nielsen NV	119,826	5,364,610
On Assignment, Inc. (I)	10,855	426,384
Pendrell Corp. (I)	38,314	52,490
Randstad Holding NV	32,004	2,082,418
Recruit Holdings Company, Ltd.	36,500	1,113,040
Resources Connection, Inc.	8,143	131,021
Robert Half International, Inc.	43,401	2,408,756
RPX Corp. (I)	11,476	193,944
Seek, Ltd.	82,195	890,725
SGS SA	1,400	2,553,032
The Advisory Board Company (I)	8,830	482,736
The Dun & Bradstreet Corp.	11,866	1,447,652
Towers Watson & Company, Class A	32,598	4,100,828
TriNet Group, Inc. (I)	8,688	220,241
TrueBlue, Inc. (I)	8,751	261,655
VSE Corp.	943	50,460
WageWorks, Inc. (I)	7,511	303,820
		49,244,499
Road and rail - 0.9%
ArcBest Corp.	5,532	175,918
Asciano, Ltd.	247,596	1,268,745
Aurizon Holdings, Ltd.	543,401	2,146,602
Celadon Group, Inc.	5,749	118,889
Central Japan Railway Company, Ltd.	36,832	6,646,502

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
ComfortDelGro Corp., Ltd.	550,318	$1,278,030
Con-Way, Inc.	38,853	1,490,790
Covenant Transportation Group, Inc., Class A (I)	2,710	67,913
CSX Corp.	320,799	10,474,087
DSV A/S	44,994	1,456,947
East Japan Railway Company	85,440	7,680,989
Genesee & Wyoming, Inc., Class A (I)	24,100	1,835,938
Hankyu Hanshin Holdings, Inc.	290,095	1,712,421
Heartland Express, Inc.	10,502	212,455
J.B. Hunt Transport Services, Inc.	29,375	2,411,394
Kansas City Southern	35,728	3,258,394
Keikyu Corp.	118,559	894,334
Keio Corp.	146,077	1,044,865
Keisei Electric Railway Company, Ltd.	69,989	832,128
Kintetsu Corp.	459,745	1,565,609
Knight Transportation, Inc.	12,788	341,951
Landstar System, Inc.	20,853	1,394,440
Marten Transport, Ltd.	5,100	110,670
MTR Corp., Ltd.	372,315	1,732,223
Nagoya Railroad Company, Ltd.	224,000	837,547
Nippon Express Company, Ltd.	215,469	1,058,691
Norfolk Southern Corp.	99,025	8,650,824
Odakyu Electric Railway Company, Ltd.	157,759	1,471,929
Old Dominion Freight Line, Inc. (I)	31,905	2,188,843
Quality Distribution, Inc. (I)	6,226	96,254
Roadrunner Transportation Systems, Inc. (I)	6,055	156,219
Ryder Systems, Inc.	17,593	1,537,100
Saia, Inc. (I)	5,323	209,141
Swift Transportation Company (I)	18,273	414,249
Tobu Railway Company, Ltd.	257,365	1,105,505
Tokyu Corp.	288,417	1,930,274
Union Pacific Corp.	284,252	27,109,113
Universal Truckload Services, Inc.	2,179	47,851
USA Truck, Inc. (I)	2,360	50,103
Werner Enterprises, Inc.	30,060	789,075
West Japan Railway Company	42,075	2,691,920
YRC Worldwide, Inc. (I)	6,879	89,289
		100,586,161
Trading companies and distributors - 0.6%
Aircastle, Ltd.	12,847	291,241
Applied Industrial Technologies, Inc.	8,302	329,174
Ashtead Group PLC	128,535	2,215,272
Beacon Roofing Supply, Inc. (I)	10,376	344,691
Brenntag AG	39,497	2,266,392
Bunzl PLC	85,551	2,333,782
CAI International, Inc. (I)	3,672	75,606
DXP Enterprises, Inc. (I)	2,780	129,270
Fastenal Company	88,158	3,718,504
GATX Corp.	20,621	1,096,006
H&E Equipment Services, Inc.	6,661	133,020
ITOCHU Corp.	403,266	5,326,019
Kaman Corp.	5,507	230,964
Marubeni Corp.	421,988	2,421,641
Mitsubishi Corp.	352,406	7,747,292
Mitsui & Company, Ltd.	435,680	5,919,202
MRC Global, Inc. (I)	21,510	332,114
MSC Industrial Direct Company, Inc., Class A	23,746	1,656,758
Noble Group, Ltd.	1,216,566	685,397
NOW, Inc. (I) (L)	50,322	1,001,911
Rexel SA (L)	74,638	1,204,405
Rush Enterprises, Inc., Class A (I)	7,413	194,295
Sojitz Corp.	1,051	2,553

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Stock Building Supply Holdings, Inc. (I)	3,323	$64,965
Sumitomo Corp.	287,566	3,347,100
TAL International Group, Inc. (I) (L)	6,907	218,261
Textainer Group Holdings, Ltd. (L)	4,456	115,901
Titan Machinery, Inc. (I)	4,099	60,378
Toyota Tsusho Corp.	53,959	1,447,890
Travis Perkins PLC	63,914	2,116,816
United Rentals, Inc. (I)	31,798	2,786,141
Veritiv Corp. (I)	1,850	67,451
W.W. Grainger, Inc.	19,394	4,589,590
Watsco, Inc.	12,944	1,601,691
Wolseley PLC	66,404	4,234,870
		60,306,563
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	114,871	1,886,425
Aena SA (I) (S)	17,234	1,797,805
Aeroports de Paris	7,547	852,515
Atlantia SpA	105,544	2,607,766
Auckland International Airport, Ltd.	243,607	815,325
Fraport AG Frankfurt Airport
Services Worldwide	10,679	670,772
Groupe Eurotunnel SA	118,745	1,721,708
Hopewell Highway Infrastructure, Ltd.	30	15
Hutchison Port Holdings Trust	1,437,636	905,492
Japan Airport Terminal Company, Ltd.	10,800	587,796
Kamigumi Company, Ltd.	60,412	567,079
Mitsubishi Logistics Corp.	31,472	413,056
Sydney Airport	273,267	1,048,575
Transurban Group	489,152	3,507,026
Wesco Aircraft Holdings, Inc. (I)	12,807	194,026
		17,575,381
		1,182,969,309
Information technology - 14.1%
Communications equipment - 1.1%
ADTRAN, Inc.	11,236	182,585
Alcatel-Lucent (I)	718,295	2,619,787
Alliance Fiber Optic Products, Inc.	3,289	61,011
Applied Optoelectronics, Inc. (I) (L)	3,294	57,184
ARRIS Group, Inc. (I)	62,386	1,909,012
Bel Fuse, Inc., Class B	2,438	50,028
Black Box Corp.	3,574	71,480
CalAmp Corp. (I)	7,651	139,707
Calix, Inc. (I)	10,001	76,108
Ciena Corp. (I)	79,876	1,891,464
Cisco Systems, Inc.	1,650,853	45,332,423
Clearfield, Inc. (I) (L)	2,902	46,171
Comtech Telecommunications Corp.	3,458	100,455
Digi International, Inc. (I)	5,758	54,989
Extreme Networks, Inc. (I)	22,494	60,509
F5 Networks, Inc. (I)	23,285	2,802,350
Finisar Corp. (I)	21,678	387,386
Harmonic, Inc. (I)	19,020	129,907
Harris Corp.	40,047	3,080,015
Infinera Corp. (I)	27,090	568,348
InterDigital, Inc.	24,462	1,391,643
Ixia (I)	12,777	158,946
JDS Uniphase Corp. (I)	110,063	1,274,530
Juniper Networks, Inc.	114,156	2,964,631
KVH Industries, Inc. (I)	4,149	55,804
Motorola Solutions, Inc.	60,297	3,457,430
NETGEAR, Inc. (I)	7,180	215,544

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Nokia OYJ	938,817	$6,399,875
Oclaro, Inc. (I) (L)	22,105	49,957
Plantronics, Inc.	26,453	1,489,568
Polycom, Inc. (I)	91,820	1,050,421
QUALCOMM, Inc.	528,974	33,129,642
Ruckus Wireless, Inc. (I)	15,776	163,124
ShoreTel, Inc. (I)	14,564	98,744
Sonus Networks, Inc. (I)	10,754	74,418
Telefonaktiebolaget LM Ericsson, B Shares	776,661	8,089,028
Ubiquiti Networks, Inc. (L)	6,469	206,458
ViaSat, Inc. (I)	8,874	534,747
		120,425,429
Electronic equipment, instruments and components - 1.0%
Amphenol Corp., Class A	100,352	5,817,405
Anixter International, Inc.	5,848	380,997
Arrow Electronics, Inc. (I)	44,953	2,508,377
Avnet, Inc.	63,797	2,622,695
AVX Corp.	9,326	125,528
Badger Meter, Inc.	3,014	191,359
Belden, Inc.	28,919	2,349,090
Benchmark Electronics, Inc. (I)	10,598	230,824
Checkpoint Systems, Inc.	9,329	94,969
Citizen Holdings Company, Ltd.	67,941	474,007
Cognex Corp.	40,976	1,970,946
Coherent, Inc. (I)	4,954	314,480
Control4 Corp. (I) (L)	4,730	42,050
Corning, Inc.	408,623	8,062,132
CTS Corp.	7,117	137,145
Daktronics, Inc.	8,378	99,363
DTS, Inc. (I)	3,840	117,082
Electro Rent Corp.	4,381	47,578
Fabrinet (I)	7,453	139,595
FARO Technologies, Inc. (I)	3,677	171,716
FEI Company	28,165	2,335,723
FLIR Systems, Inc.	45,703	1,408,566
GSI Group, Inc. (I)	7,547	113,431
Hamamatsu Photonics KK	36,000	1,061,536
Hexagon AB, B Shares	65,472	2,371,430
Hirose Electric Company, Ltd.	7,600	1,088,918
Hitachi High-Technologies Corp.	17,684	497,129
Hitachi, Ltd.	1,233,972	8,128,846
Ibiden Company, Ltd.	31,186	527,399
II-VI, Inc. (I)	10,916	207,186
Ingram Micro, Inc., Class A (I)	73,435	1,838,078
Insight Enterprises, Inc. (I)	8,075	241,523
InvenSense, Inc. (I) (L)	16,279	245,813
IPG Photonics Corp. (I)	16,838	1,434,177
Itron, Inc. (I)	8,018	276,140
Jabil Circuit, Inc.	91,116	1,939,860
Japan Display, Inc. (I)	90,200	340,468
Keyence Corp.	11,647	6,277,458
Keysight Technologies, Inc. (I)	79,573	2,481,882
Kimball Electronics, Inc. (I)	6,367	92,895
Knowles Corp. (I) (L)	57,708	1,044,515
Kyocera Corp.	81,963	4,261,457
Littelfuse, Inc.	4,664	442,567
Mercury Systems, Inc. (I)	7,481	109,522
Mesa Laboratories, Inc.	672	59,741
Methode Electronics, Inc.	7,987	219,243
MTS Systems Corp.	3,075	212,021
Multi-Fineline Electronix, Inc. (I)	1,960	42,846
Murata Manufacturing Company, Ltd.	51,713	9,024,710
National Instruments Corp.	47,578	1,401,648

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Newport Corp. (I)	8,409	$159,435
Nippon Electric Glass Company, Ltd.	104,121	526,539
Omron Corp.	50,018	2,172,695
OSI Systems, Inc. (I)	4,117	291,442
Park Electrochemical Corp.	4,477	85,779
PC Connection, Inc.	2,376	58,782
Plexus Corp. (I)	6,999	307,116
RealD, Inc. (I)	8,870	109,367
Rofin-Sinar Technologies, Inc. (I)	5,957	164,413
Rogers Corp. (I)	3,826	253,052
Sanmina Corp. (I)	17,179	346,329
ScanSource, Inc. (I)	5,874	223,564
Shimadzu Corp.	64,492	875,295
SYNNEX Corp.	5,923	433,504
TDK Corp.	31,421	2,405,983
TE Connectivity, Ltd.	131,985	8,486,636
Tech Data Corp. (I)	24,821	1,428,697
Trimble Navigation, Ltd. (I)	121,815	2,857,780
TTM Technologies, Inc. (I)	12,292	122,797
Universal Display Corp. (I)	8,402	434,635
Vishay Intertechnology, Inc.	91,536	1,069,140
Vishay Precision Group, Inc. (I)	3,111	46,852
Yaskawa Electric Corp.	57,510	735,579
Yokogawa Electric Corp.	58,492	753,330
Zebra Technologies Corp., Class A (I)	24,334	2,702,291
		102,675,098
Internet software and services - 2.0%
Actua Corp. (I)	8,725	124,419
Akamai Technologies, Inc. (I)	57,970	4,047,465
Angie’s List, Inc. (I) (L)	9,819	60,485
Bankrate, Inc. (I)	14,024	147,112
Bazaarvoice, Inc. (I)	13,315	78,425
Benefitfocus, Inc. (I) (L)	1,713	75,115
Blucora, Inc. (I)	8,598	138,858
Box, Inc., Class A (I)	2,975	55,454
Brightcove, Inc. (I)	7,616	52,246
Carbonite, Inc. (I)	4,070	48,067
ChannelAdvisor Corp. (I)	4,970	59,392
Cimpress NV (I)	6,794	571,783
comScore, Inc. (I)	7,191	382,993
Constant Contact, Inc. (I)	6,723	193,353
Cornerstone OnDemand, Inc. (I)	11,288	392,822
Coupons.com, Inc. (I) (L)	12,899	139,180
Cvent, Inc. (I)	4,955	127,740
Dealertrack Technologies, Inc. (I)	11,415	716,748
Demandware, Inc. (I)	6,952	494,148
DHI Group, Inc. (I)	9,796	87,086
EarthLink Holdings Corp.	22,034	165,035
eBay, Inc. (I)	358,838	21,616,401
Endurance International Group Holdings, Inc. (I)	12,312	254,366
Envestnet, Inc. (I)	7,460	301,608
Equinix, Inc.	18,363	4,664,202
Everyday Health, Inc. (I)	4,749	60,692
Facebook, Inc., Class A (I)	683,664	58,634,443
Gogo, Inc. (I) (L)	11,850	253,946
Google, Inc., Class A (I)	92,902	50,170,796
Google, Inc., Class C (I)	93,166	48,493,835
GrubHub, Inc. (I)	15,612	531,901
GTT Communications, Inc. (I)	5,245	125,198
Hortonworks, Inc. (I)	1,696	42,943
Internap Corp. (I)	12,251	113,322

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
IntraLinks Holdings, Inc. (I)	8,813	$104,963
j2 Global, Inc.	10,000	679,400
Kakaku.com, Inc.	37,400	541,128
Limelight Networks, Inc. (I)	13,393	52,768
Liquidity Services, Inc. (I)	5,399	51,992
LivePerson, Inc. (I)	12,076	118,466
LogMeIn, Inc. (I)	5,149	332,059
Marin Software, Inc. (I)	7,126	48,029
Marketo, Inc. (I) (L)	7,302	204,894
Millennial Media, Inc. (I)	27,979	45,326
Mixi, Inc. (L)	10,600	525,896
Monster Worldwide, Inc. (I)	19,297	126,202
New Relic, Inc. (I)	1,304	45,888
NIC, Inc.	13,853	253,233
OPOWER, Inc. (I) (L)	5,696	65,561
Q2 Holdings, Inc. (I)	4,191	118,396
QuinStreet, Inc. (I)	8,375	54,019
Rackspace Hosting, Inc. (I)	55,695	2,071,297
Reis, Inc.	2,258	50,082
RetailMeNot, Inc. (I)	8,079	144,049
Rocket Fuel, Inc. (I) (L)	5,982	49,052
SciQuest, Inc. (I)	6,016	89,097
Shutterstock, Inc. (I) (L)	4,113	241,186
SPS Commerce, Inc. (I)	3,482	229,116
Stamps.com, Inc. (I)	2,988	219,827
TechTarget, Inc. (I)	4,686	41,846
Textura Corp. (I) (L)	4,134	115,049
TrueCar, Inc. (I) (L)	10,436	125,128
United Internet AG	31,269	1,389,751
United Online, Inc. (I)	3,348	52,463
VeriSign, Inc. (I) (L)	34,362	2,120,823
Web.com Group, Inc. (I)	9,238	223,744
WebMD Health Corp. (I)	7,870	348,484
Wix.com, Ltd. (I)	4,023	95,023
XO Group, Inc. (I)	5,741	93,865
Xoom Corp. (I) (L)	6,768	142,500
Yahoo Japan Corp.	360,954	1,456,827
Yahoo!, Inc. (I)	283,265	11,129,482
		217,218,490
IT services - 2.4%
Accenture PLC, Class A	203,270	19,672,471
Acxiom Corp. (I)	53,121	933,867
Alliance Data Systems Corp. (I)	20,146	5,881,423
Amadeus IT Holding SA, A Shares	114,196	4,558,727
AtoS	21,988	1,643,015
Automatic Data Processing, Inc.	152,401	12,227,132
Blackhawk Network Holdings, Inc. (I)	11,334	466,961
Broadridge Financial Solutions, Inc.	56,306	2,815,863
CACI International, Inc., Class A (I)	4,950	400,406
Cap Gemini SA	39,655	3,518,052
Cardtronics, Inc. (I)	9,396	348,122
Cass Information Systems, Inc.	2,451	137,795
Ciber, Inc. (I)	18,125	62,531
Cognizant Technology Solutions Corp., Class A (I)	198,193	12,107,610
Computer Sciences Corp.	44,706	2,934,502
Computershare, Ltd.	120,108	1,081,748
Convergys Corp.	67,046	1,709,003
CoreLogic, Inc. (I)	42,402	1,682,935
CSG Systems International, Inc.	6,724	212,882
Datalink Corp. (I)	4,773	42,671
DST Systems, Inc.	13,228	1,666,463
EPAM Systems, Inc. (I)	10,169	724,338

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Euronet Worldwide, Inc. (I)	10,805	$666,669
EVERTEC, Inc.	13,695	290,882
ExlService Holdings, Inc. (I)	6,939	239,951
Fidelity National Information Services, Inc.	92,019	5,686,774
Fiserv, Inc. (I)	76,874	6,367,473
Forrester Research, Inc.	2,238	80,613
Fujitsu, Ltd.	475,232	2,655,285
Gartner, Inc. (I)	39,036	3,348,508
Global Cash Access Holdings, Inc. (I)	14,115	109,250
Global Payments, Inc.	31,219	3,229,606
Heartland Payment Systems, Inc.	7,617	411,699
IBM Corp.	297,276	48,354,914
iGATE Corp. (I)	7,543	359,726
Itochu Techno-Solutions Corp.	12,200	303,825
Jack Henry & Associates, Inc.	38,435	2,486,745
Leidos Holdings, Inc.	29,442	1,188,574
Lionbridge Technologies, Inc. (I)	14,659	90,446
Luxoft Holding, Inc. (I)	3,772	213,307
ManTech International Corp., Class A	5,036	146,044
MasterCard, Inc., Class A	314,585	29,407,406
MAXIMUS, Inc.	44,601	2,931,624
MoneyGram International, Inc. (I)	6,709	61,656
NeuStar, Inc., Class A (I) (L)	37,380	1,091,870
Nomura Research Institute, Ltd.	28,610	1,118,762
NTT Data Corp.	32,062	1,400,169
Otsuka Corp.	13,400	625,534
Paychex, Inc.	106,153	4,976,453
Perficient, Inc. (I)	7,514	144,569
Science Applications International Corp.	28,116	1,485,931
ServiceSource International, Inc. (I)	13,453	73,588
Sykes Enterprises, Inc. (I)	8,107	196,595
Syntel, Inc. (I)	6,525	309,807
TeleTech Holdings, Inc.	3,382	91,585
Teradata Corp. (I)	45,792	1,694,304
The Hackett Group, Inc.	5,609	75,329
The Western Union Company	167,646	3,408,243
Total System Services, Inc.	53,770	2,245,973
Unisys Corp. (I)	10,443	208,756
VeriFone Systems, Inc. (I)	53,759	1,825,656
Virtusa Corp. (I)	6,221	319,759
Visa, Inc., Class A	627,399	42,129,843
WEX, Inc. (I)	18,134	2,066,732
Xerox Corp.	336,999	3,585,669
		252,534,621
Semiconductors and semiconductor equipment - 1.8%
Advanced Energy Industries, Inc. (I)	8,449	232,263
Advanced Micro Devices, Inc. (I) (L)	429,093	1,029,823
Advantest Corp.	38,481	400,109
Alpha & Omega Semiconductor, Ltd. (I)	5,349	46,750
Altera Corp.	97,772	5,005,926
Ambarella, Inc. (I) (L)	6,511	668,615
Amkor Technology, Inc. (I)	20,668	123,595
Analog Devices, Inc.	101,683	6,526,523
Applied Materials, Inc.	399,928	7,686,616
Applied Micro Circuits Corp. (I)	17,472	117,936
ARM Holdings PLC	360,283	5,895,626
ASM Pacific Technology, Ltd.	61,368	607,317
ASML Holding NV	89,464	9,305,811
Atmel Corp.	196,440	1,935,916
Avago Technologies, Ltd.	83,287	11,071,341
Axcelis Technologies, Inc. (I)	24,991	73,973
Broadcom Corp., Class A	176,549	9,090,508
Brooks Automation, Inc.	14,117	161,640

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cabot Microelectronics Corp. (I)	4,993	$235,220
Cascade Microtech, Inc. (I)	3,320	50,547
Cavium, Inc. (I)	11,464	788,838
CEVA, Inc. (I)	4,652	90,388
Cirrus Logic, Inc. (I)	13,121	446,508
Cohu, Inc.	5,870	77,660
Cree, Inc. (I) (L)	51,267	1,334,480
Cypress Semiconductor Corp. (I)	155,966	1,834,160
Diodes, Inc. (I)	7,604	183,332
DSP Group, Inc. (I)	5,211	53,830
Entegris, Inc. (I)	29,148	424,686
Exar Corp. (I)	8,438	82,524
Fairchild Semiconductor International, Inc. (I)	78,716	1,368,084
First Solar, Inc. (I)	24,790	1,164,634
FormFactor, Inc. (I)	12,326	113,399
Infineon Technologies AG	288,021	3,574,223
Inphi Corp. (I)	7,995	182,766
Integrated Device Technology, Inc. (I)	100,491	2,180,655
Integrated Silicon Solution, Inc.	6,587	145,836
Intel Corp.	1,539,857	46,834,751
Intersil Corp., Class A	89,328	1,117,493
IXYS Corp.	5,450	83,385
KLA-Tencor Corp.	51,956	2,920,447
Kopin Corp. (I)	16,844	58,112
Lam Research Corp.	51,419	4,182,936
Lattice Semiconductor Corp. (I)	24,164	142,326
Linear Technology Corp.	77,442	3,425,260
M/A-COM Technology
Solutions Holdings, Inc. (I)	4,939	188,917
Mattson Technology, Inc. (I)	16,958	56,809
MaxLinear, Inc., Class A (I)	10,878	131,624
Micrel, Inc.	9,017	125,336
Microchip Technology, Inc. (L)	65,094	3,087,083
Micron Technology, Inc. (I)	349,735	6,589,007
Microsemi Corp. (I)	19,704	688,655
MKS Instruments, Inc.	11,082	420,451
Monolithic Power Systems, Inc.	8,136	412,577
Nanometrics, Inc. (I)	5,242	84,501
NeoPhotonics Corp. (I)	6,223	56,816
NVE Corp.	1,103	86,475
NVIDIA Corp.	166,024	3,338,743
OmniVision Technologies, Inc. (I)	11,997	314,261
PDF Solutions, Inc. (I)	5,831	93,296
Pericom Semiconductor Corp.	5,080	66,802
Photronics, Inc. (I)	14,026	133,387
PMC-Sierra, Inc. (I)	36,119	309,179
Power Integrations, Inc.	6,062	273,881
Qorvo, Inc. (I)	48,831	3,919,664
Rambus, Inc. (I)	24,065	348,702
REC Silicon ASA (I)	50	11
Rohm Company, Ltd.	24,442	1,637,591
Rudolph Technologies, Inc. (I)	6,920	83,109
Semtech Corp. (I)	13,799	273,910
Sigma Designs, Inc. (I)	7,798	93,030
Silicon Laboratories, Inc. (I)	27,388	1,479,226
Skyworks Solutions, Inc.	62,029	6,457,219
STMicroelectronics NV	161,111	1,319,004
SunEdison, Inc. (I)	136,994	4,097,491
Synaptics, Inc. (I)	7,640	662,655
Teradyne, Inc.	100,860	1,945,589
Tessera Technologies, Inc.	10,858	412,387
Texas Instruments, Inc.	337,738	17,396,884
Tokyo Electron, Ltd.	43,860	2,787,612

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (I)	7,054	$43,946
Ultratech, Inc. (I)	5,958	110,580
Veeco Instruments, Inc. (I)	8,395	241,272
Xcerra Corp. (I)	11,653	88,213
Xilinx, Inc.	84,041	3,711,251
		196,643,914
Software - 2.9%
A10 Networks, Inc. (I)	7,658	49,318
ACI Worldwide, Inc. (I)	79,105	1,943,610
Adobe Systems, Inc. (I)	154,342	12,503,245
Advent Software, Inc.	32,229	1,424,844
American Software, Inc., Class A	5,976	56,772
ANSYS, Inc. (I)	42,212	3,851,423
Aspen Technology, Inc. (I)	17,720	807,146
Autodesk, Inc. (I)	73,532	3,682,115
AVG Technologies NV (I)	8,366	227,639
Barracuda Networks, Inc. (I)	1,758	69,652
Blackbaud, Inc.	9,751	555,319
Bottomline Technologies, Inc. (I)	8,519	236,913
BroadSoft, Inc. (I)	6,132	211,983
CA, Inc.	102,942	3,015,171
Cadence Design Systems, Inc. (I)	137,394	2,701,166
Callidus Software, Inc. (I)	11,715	182,520
CDK Global, Inc.	75,321	4,065,828
Citrix Systems, Inc. (I)	51,787	3,633,376
COLOPL, Inc. (L)	12,300	248,540
CommVault Systems, Inc. (I)	29,402	1,246,939
Comverse, Inc. (I)	4,825	96,886
Dassault Systemes SA	32,614	2,367,586
Digimarc Corp. (L)	1,705	76,964
Ebix, Inc. (L)	5,612	183,007
Electronic Arts, Inc. (I)	100,951	6,713,242
Ellie Mae, Inc. (I)	6,129	427,743
EnerNOC, Inc. (I)	6,180	59,946
Epiq Systems, Inc.	6,797	114,733
ePlus, Inc. (I)	1,195	91,597
FactSet Research Systems, Inc.	18,230	2,962,557
Fair Isaac Corp.	20,993	1,905,745
Fleetmatics Group PLC (I)	7,882	369,114
Fortinet, Inc. (I)	66,969	2,767,829
Gemalto NV (L)	20,537	1,835,755
Gigamon, Inc. (I)	5,733	189,132
Globant SA (I)	3,240	98,593
Glu Mobile, Inc. (I) (L)	25,455	158,076
Guidewire Software, Inc. (I)	14,600	772,778
Gungho Online Entertainment, Inc. (L)	98,933	385,005
HubSpot, Inc. (I)	3,981	197,378
Imperva, Inc. (I)	5,571	377,157
Infoblox, Inc. (I)	11,826	309,959
Informatica Corp. (I)	49,234	2,386,372
Interactive Intelligence Group, Inc. (I)	3,714	165,162
Intuit, Inc.	89,533	9,022,240
Jive Software, Inc. (I)	10,694	56,144
Konami Corp.	23,909	444,420
Manhattan Associates, Inc. (I)	50,009	2,983,037
Mentor Graphics Corp.	67,161	1,775,065
Microsoft Corp.	2,625,932	115,934,898
MicroStrategy, Inc., Class A (I)	1,925	327,404
Mobileiron, Inc. (I)	9,063	53,562
Model N, Inc. (I)	4,895	58,299
Monotype Imaging Holdings, Inc.	8,317	200,523
NetScout Systems, Inc. (I) (L)	7,785	285,476
Nexon Company, Ltd.	33,353	459,187

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
NICE-Systems, Ltd.	14,625	$928,860
Nintendo Company, Ltd.	27,139	4,527,532
Oracle Corp.	1,034,886	41,705,906
Oracle Corp. Japan	10,106	422,488
Paycom Software, Inc. (I)	6,689	228,429
Paylocity Holding Corp. (I)	3,321	119,058
Pegasystems, Inc.	7,565	173,163
Progress Software Corp. (I)	10,530	289,575
Proofpoint, Inc. (I)	8,265	526,233
PROS Holdings, Inc. (I)	5,144	108,590
PTC, Inc. (I)	54,016	2,215,736
QAD, Inc., Class A	2,349	62,084
Qlik Technologies, Inc. (I)	19,024	665,079
Qualys, Inc. (I)	5,222	210,708
Rally Software Development Corp. (I)	5,469	106,372
RealPage, Inc. (I)	11,131	212,268
Red Hat, Inc. (I)	59,554	4,521,935
Rovi Corp. (I)	60,009	957,144
salesforce.com, Inc. (I)	197,938	13,782,423
SAP SE	250,743	17,571,136
Sapiens International Corp. NV (L)	5,599	58,118
Seachange International, Inc. (I)	7,365	51,629
Silver Spring Networks, Inc. (I)	7,807	96,885
SolarWinds, Inc. (I)	31,186	1,438,610
Solera Holdings, Inc.	31,582	1,407,294
Symantec Corp.	221,152	5,141,784
Synchronoss Technologies, Inc. (I)	8,090	369,956
Synopsys, Inc. (I)	72,834	3,689,042
Take-Two Interactive Software, Inc. (I)	17,588	484,901
Tangoe, Inc. (I)	8,366	105,244
TeleCommunication Systems, Inc., Class A (I)	11,552	38,237
Telenav, Inc. (I)	6,805	54,780
The Rubicon Project, Inc. (I)	5,447	81,487
The Sage Group PLC	275,012	2,213,715
The Ultimate Software Group, Inc. (I)	13,445	2,209,551
TiVo, Inc. (I)	20,371	206,562
Trend Micro, Inc.	26,664	912,087
TubeMogul, Inc. (I)	3,160	45,156
Tyler Technologies, Inc. (I)	22,849	2,956,204
Varonis Systems, Inc. (I) (L)	1,990	43,959
VASCO Data
Security International, Inc. (I) (L)	6,143	185,457
Verint Systems, Inc. (I)	12,683	770,429
VirnetX Holding Corp. (I) (L)	10,549	44,306
Yodlee, Inc. (I)	4,074	58,829
Zendesk, Inc. (I)	11,389	252,950
Zix Corp. (I)	13,462	69,599
		309,647,580
Technology hardware, storage and peripherals - 2.9%
3D Systems Corp. (I) (L)	49,533	966,884
Apple, Inc.	1,870,033	234,548,889
Avid Technology, Inc. (I)	6,967	92,940
Brother Industries, Ltd.	59,836	846,472
Canon, Inc.	272,263	8,831,770
Cray, Inc. (I)	8,613	254,170
Diebold, Inc.	43,749	1,531,215
Dot Hill Systems Corp. (I)	13,461	82,381
Eastman Kodak Company (I)	4,112	69,082
Electronics For Imaging, Inc. (I)	9,724	423,091
EMC Corp.	630,504	16,639,001
FUJIFILM Holdings Corp.	118,194	4,218,110
Hewlett-Packard Company	586,385	17,597,414
Immersion Corp. (I)	6,309	79,935

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Konica Minolta, Inc.	118,786	$1,384,469
Lexmark International, Inc., Class A	28,826	1,274,109
NCR Corp. (I)	79,683	2,398,458
NEC Corp.	661,846	2,002,844
NetApp, Inc.	100,896	3,184,278
Nimble Storage, Inc. (I) (L)	10,617	297,913
QLogic Corp. (I)	18,065	256,342
Quantum Corp. (I)	47,872	80,425
Ricoh Company, Ltd.	179,516	1,859,599
SanDisk Corp.	67,529	3,931,538
Seagate Technology PLC	103,039	4,894,353
Seiko Epson Corp.	71,500	1,267,010
Silicon Graphics International Corp. (I)	8,015	51,857
Stratasys, Ltd. (I)	10,618	370,887
Super Micro Computer, Inc. (I)	7,792	230,487
Violin Memory, Inc. (I) (L)	21,221	51,991
Western Digital Corp.	70,466	5,525,944
		315,243,858
		1,514,388,990
Materials - 4.7%
Chemicals - 2.7%
A. Schulman, Inc.	6,062	265,031
Air Liquide SA	88,013	11,168,013
Air Products & Chemicals, Inc.	62,784	8,590,735
Air Water, Inc.	40,407	738,734
Airgas, Inc.	22,146	2,342,604
Akzo Nobel NV	62,654	4,574,309
Albemarle Corp.	52,714	2,913,503
American Vanguard Corp.	6,413	88,499
Arkema SA	16,548	1,196,214
Asahi Kasei Corp.	322,757	2,647,441
Ashland, Inc.	29,251	3,565,697
Axiall Corp.	14,590	525,970
Balchem Corp.	6,508	362,626
BASF SE	234,369	20,622,812
Cabot Corp.	29,948	1,116,761
Calgon Carbon Corp.	10,777	208,858
CF Industries Holdings, Inc.	76,420	4,912,278
Chase Corp.	1,580	62,805
Chemtura Corp. (I)	13,891	393,254
Core Molding Technologies, Inc. (I)	1,792	40,929
Croda International PLC	34,524	1,492,787
Cytec Industries, Inc.	33,503	2,027,937
Daicel Corp.	74,785	959,655
E.I. du Pont de Nemours & Company	293,899	18,794,841
Eastman Chemical Company	48,205	3,944,133
Ecolab, Inc.	87,041	9,841,726
EMS-Chemie Holding AG	2,087	881,746
Evonik Industries AG	23,871	911,473
Ferro Corp. (I)	15,162	254,418
Flotek Industries, Inc. (I) (L)	11,484	143,895
FMC Corp.	42,814	2,249,876
Fuchs Petrolub AG	17,835	754,114
FutureFuel Corp.	5,226	67,259
Givaudan SA (I)	2,358	4,082,419
Hawkins, Inc.	2,361	95,361
HB Fuller Company	10,348	420,336
Hitachi Chemical Company, Ltd.	26,770	482,155
Incitec Pivot, Ltd.	428,832	1,271,376
Innophos Holdings, Inc.	4,258	224,141
Innospec, Inc.	5,013	225,786
International Flavors & Fragrances, Inc.	26,051	2,847,114

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Intrepid Potash, Inc. (I)	11,724	$139,985
Israel Chemicals, Ltd.	130,441	911,057
Johnson Matthey PLC	52,340	2,495,997
JSR Corp.	49,190	868,366
K&S AG	48,906	2,062,259
Kaneka Corp.	69,100	504,633
Kansai Paint Company, Ltd.	58,854	911,837
KMG Chemicals, Inc.	2,175	55,332
Koninklijke DSM NV	46,332	2,690,044
Koppers Holdings, Inc.	4,356	107,680
Kraton Performance Polymers, Inc. (I)	6,577	157,059
Kronos Worldwide, Inc.	4,732	51,863
Kuraray Company, Ltd.	87,273	1,066,071
Lanxess AG	23,276	1,373,332
Linde AG	47,400	8,982,932
LSB Industries, Inc. (I)	4,137	168,955
LyondellBasell Industries NV, Class A	127,521	13,200,923
Minerals Technologies, Inc.	23,489	1,600,306
Mitsubishi Chemical Holdings Corp.	346,533	2,178,524
Mitsubishi Gas & Chemicals Company, Inc.	98,740	552,870
Mitsui Chemicals, Inc.	211,590	786,115
Monsanto Company	154,589	16,477,642
NewMarket Corp.	4,971	2,206,577
Nippon Paint Company, Ltd.	37,100	1,045,500
Nitto Denko Corp.	42,187	3,464,496
Novozymes A/S, B Shares	61,138	2,904,706
OCI NV (I)	21,694	614,842
Olin Corp. (L)	52,365	1,411,237
OM Group, Inc.	6,361	213,730
OMNOVA Solutions, Inc. (I)	10,342	77,462
Orica, Ltd.	94,465	1,550,630
PolyOne Corp.	60,278	2,361,089
PPG Industries, Inc.	88,306	10,130,464
Praxair, Inc.	93,667	11,197,890
Quaker Chemical Corp.	2,741	243,510
Rayonier Advanced Materials, Inc.	8,671	140,990
Rentech, Inc. (I)	54,504	58,319
RPM International, Inc.	62,662	3,068,558
Senomyx, Inc. (I) (L)	10,069	53,970
Sensient Technologies Corp.	31,561	2,156,879
Shin-Etsu Chemical Company, Ltd.	104,846	6,501,596
Sigma-Aldrich Corp.	38,811	5,408,313
Sika AG	545	1,922,151
Solvay SA	15,157	2,088,109
Stepan Company	4,030	218,063
Sumitomo Chemical Company, Ltd.	380,844	2,288,264
Symrise AG	31,340	1,946,373
Syngenta AG	23,727	9,681,136
Taiyo Nippon Sanso Corp. (L)	37,357	452,085
Teijin, Ltd.	240,243	932,253
The Chemours Company (I)	85,317	1,365,072
The Dow Chemical Company	351,814	18,002,322
The Israel Corp., Ltd.	811	286,238
The Mosaic Company	100,822	4,723,511
The Scotts Miracle-Gro Company, Class A	20,978	1,242,107
The Sherwin-Williams Company	25,731	7,076,540
The Valspar Corp.	35,132	2,874,500
Toray Industries, Inc.	374,672	3,166,985
Trecora Resources (I)	4,742	71,604
Tredegar Corp.	5,340	118,067
Trinseo SA (I) (L)	2,400	64,416
Tronox, Ltd., Class A	13,336	195,106
Umicore SA	24,189	1,148,652

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Yara International ASA	45,870	$2,390,199
		292,717,914
Construction materials - 0.3%
Boral, Ltd.	198,754	895,359
Cimpor-Cimentos de Portugal SA	9	10
CRH PLC	197,848	5,577,915
CRH PLC	7,591	212,979
Eagle Materials, Inc.	23,630	1,803,678
Fletcher Building, Ltd.	174,448	959,937
Headwaters, Inc. (I)	15,460	281,681
HeidelbergCement AG	36,002	2,853,404
Holcim, Ltd. (I)	58,487	4,315,495
Imerys SA	8,702	667,557
James Hardie Industries, Ltd.	113,506	1,510,787
Lafarge SA	47,726	3,155,503
Martin Marietta Materials, Inc.	19,967	2,825,530
Summit Materials, Inc. (I)	5,384	137,292
Taiheiyo Cement Corp.	297,701	870,591
U.S. Concrete, Inc. (I)	3,148	119,278
Vulcan Materials Company	42,863	3,597,492
		29,784,488
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	905	49,956
Amcor, Ltd.	308,282	3,257,768
AptarGroup, Inc.	29,397	1,874,647
Avery Dennison Corp.	29,573	1,802,179
Ball Corp.	44,358	3,111,714
Bemis Company, Inc.	45,809	2,061,863
Berry Plastics Group, Inc. (I)	24,739	801,544
Greif, Inc., Class A	22,365	801,785
MeadWestvaco Corp.	54,849	2,588,324
Myers Industries, Inc.	5,259	99,921
Owens-Illinois, Inc. (I)	52,208	1,197,652
Packaging Corp. of America	46,549	2,908,847
Rexam PLC	178,820	1,550,913
Sealed Air Corp.	68,055	3,496,666
Silgan Holdings, Inc.	19,588	1,033,463
Sonoco Products Company	47,526	2,036,964
Toyo Seikan Kaisha, Ltd.	42,129	675,892
		29,350,098
Metals and mining - 1.2%
AK Steel Holding Corp. (I) (L)	38,166	147,702
Alcoa, Inc.	397,170	4,428,446
Allegheny Technologies, Inc.	35,318	1,066,604
Alumina, Ltd.	644,320	758,429
Anglo American PLC	356,515	5,150,370
Antofagasta PLC	100,550	1,088,336
ArcelorMittal	255,193	2,478,333
BHP Billiton PLC	538,990	10,597,442
BHP Billiton, Ltd.	819,664	16,720,181
Boliden AB	69,447	1,266,067
Carpenter Technology Corp.	34,283	1,326,066
Century Aluminum Company (I)	10,521	109,734
Cliffs Natural Resources, Inc.	32,916	142,526
Coeur Mining, Inc. (I)	28,794	164,414
Commercial Metals Company	78,485	1,262,039
Compass Minerals International, Inc.	15,800	1,297,812
Fortescue Metals Group, Ltd. (L)	395,872	583,022
Freeport-McMoRan, Inc.	337,748	6,288,868
Fresnillo PLC	56,641	617,659
Glencore PLC (I)	2,838,198	11,381,743

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Globe Specialty Metals, Inc.	13,958	$247,057
Haynes International, Inc.	2,710	133,657
Hecla Mining Company	76,286	200,632
Hitachi Metals, Ltd.	55,164	848,061
Horsehead Holding Corp. (I) (L)	12,217	143,183
Iluka Resources, Ltd.	106,374	629,064
JFE Holdings, Inc.	125,533	2,781,295
Kaiser Aluminum Corp.	3,534	293,605
Kobe Steel, Ltd.	786,928	1,323,937
Lonmin PLC (I)	31,227	54,974
Maruichi Steel Tube, Ltd.	11,561	286,948
Materion Corp.	4,337	152,879
Mitsubishi Materials Corp.	284,691	1,093,133
Molycorp, Inc. (I) (L)	43,373	3,925
Newcrest Mining, Ltd. (I)	195,621	1,969,735
Newmont Mining Corp.	171,723	4,011,449
Nippon Steel & Sumitomo Metal Corp.	1,940,257	5,030,802
Norsk Hydro ASA	340,557	1,429,293
Nucor Corp.	103,806	4,574,730
Randgold Resources, Ltd.	23,680	1,588,366
Real Industry, Inc. (I)	5,335	60,552
Reliance Steel & Aluminum Company	34,951	2,113,836
Rio Tinto PLC	324,680	13,355,053
Rio Tinto, Ltd.	111,285	4,603,496
Royal Gold, Inc.	30,651	1,887,795
RTI International Metals, Inc. (I)	6,475	204,092
Schnitzer Steel Industries, Inc., Class A	5,977	104,418
South32, Ltd. (I)	549,462	742,474
South32, Ltd. (I)	1,360,565	1,879,042
Steel Dynamics, Inc.	113,520	2,351,567
Stillwater Mining Company (I)	25,297	293,192
Sumitomo Metal Mining Company, Ltd.	126,772	1,928,071
SunCoke Energy, Inc.	13,985	181,805
ThyssenKrupp AG	93,933	2,443,612
TimkenSteel Corp.	26,143	705,600
United States Steel Corp. (L)	68,461	1,411,666
Voestalpine AG (L)	28,570	1,190,722
Worthington Industries, Inc.	32,845	987,321
		130,116,832
Paper and forest products - 0.2%
Boise Cascade Company (I)	8,113	297,585
Clearwater Paper Corp. (I)	3,894	223,126
Deltic Timber Corp.	2,311	156,316
Domtar Corp.	30,166	1,248,872
International Paper Company	137,269	6,532,632
KapStone Paper and Packaging Corp.	17,520	405,062
Louisiana-Pacific Corp. (I)	96,287	1,639,768
Mondi PLC	93,850	2,020,521
Neenah Paper, Inc.	3,462	204,120
Oji Holdings Corp.	202,338	879,326
PH Glatfelter Company	8,970	197,250
Schweitzer-Mauduit International, Inc.	6,279	250,407
Stora Enso OYJ, Series R	139,713	1,439,776
UPM-Kymmene OYJ	136,470	2,414,960
Wausau Paper Corp.	9,406	86,347
		17,996,068
		499,965,400
Telecommunication services - 2.8%
Diversified telecommunication services - 2.2%
8x8, Inc. (I)	18,644	167,050
AT&T, Inc.	1,685,544	59,870,523

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Atlantic Tele-Network, Inc.	2,194	$151,562
Belgacom SA	38,577	1,365,121
Bezeq The
Israeli Telecommunication Corp., Ltd. (L)	483,143	822,779
BT Group PLC	2,135,414	15,121,597
CenturyLink, Inc.	182,972	5,375,717
Cincinnati Bell, Inc. (I)	44,086	168,409
Cogent Communications Group, Inc.	9,650	326,556
Consolidated Communications Holdings, Inc.	10,587	222,433
Deutsche Telekom AG	810,066	13,965,772
Elisa OYJ, Class A	36,159	1,145,627
FairPoint Communications, Inc. (I)	4,731	86,199
Frontier Communications Corp.	374,558	1,854,062
General Communication, Inc., Class A (I)	7,594	129,174
Globalstar, Inc. (I) (L)	102,088	215,406
Hawaiian Telcom Holdco, Inc. (I)	2,668	69,635
HKT Trust and HKT, Ltd.	670,421	787,801
IDT Corp., Class B	3,638	65,775
Iliad SA	6,785	1,508,594
inContact, Inc. (I)	13,322	131,488
Inmarsat PLC	114,479	1,645,693
Inteliquent, Inc.	7,140	131,376
Intelsat SA (I) (L)	6,115	60,661
Iridium Communications, Inc. (I)	17,500	159,075
Koninklijke KPN NV	817,411	3,133,821
Level 3 Communications, Inc. (I)	95,565	5,033,409
Lumos Networks Corp.	5,364	79,334
Nippon Telegraph & Telephone Corp.	191,514	6,935,821
Orange SA	473,099	7,311,436
ORBCOMM, Inc. (I)	13,198	89,087
Pacific Datavision, Inc. (I)	2,831	119,270
PCCW, Ltd.	1,024,317	610,961
Premiere Global Services, Inc. (I)	10,193	104,886
Singapore Telecommunications, Ltd.	601,705	1,896,387
Singapore Telecommunications, Ltd.	1,437,549	4,486,183
Spark New Zealand, Ltd.	461,355	873,240
Straight Path
Communications, Inc., Class B (I)	2,104	68,990
Swisscom AG	6,611	3,705,112
TDC A/S	206,128	1,510,990
Telecom Italia SpA (I)	2,583,201	3,282,759
Telecom Italia SpA	1,532,317	1,562,598
Telefonica Deutschland Holding AG	154,284	888,793
Telefonica SA	1,136,235	16,186,110
Telenor ASA	191,661	4,202,138
TeliaSonera AB	663,397	3,909,886
Telstra Corp., Ltd.	1,092,173	5,168,761
TPG Telecom, Ltd.	70,794	488,989
Verizon Communications, Inc.	1,323,861	61,705,161
Vonage Holdings Corp. (I)	38,382	188,456
Windstream Holdings, Inc. (I)	21,161	135,007
		239,225,670
Wireless telecommunication services - 0.6%
Boingo Wireless, Inc. (I)	8,186	67,616
KDDI Corp.	446,300	10,770,089
Leap Wireless International, Inc. (I)	16,665	41,996
Millicom International Cellular SA	16,847	1,242,802
NTT DOCOMO, Inc.	389,876	7,485,052
RingCentral, Inc., Class A (I)	11,382	210,453
Shenandoah Telecommunications Company	5,237	179,263
SoftBank Corp.	245,087	14,436,355
Spok Holdings, Inc.	4,928	82,988
StarHub, Ltd.	156,811	459,687

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Tele2 AB, B Shares	80,662	$939,338
Telephone & Data Systems, Inc.	46,152	1,356,869
Vodafone Group PLC	6,764,416	24,675,861
		61,948,369
		301,174,039
Utilities - 3.1%
Electric utilities - 1.5%
ALLETE, Inc.	10,070	467,147
American Electric Power Company, Inc.	159,137	8,429,487
AusNet Services	434,384	467,277
Cheung Kong Infrastructure Holdings, Ltd.	158,843	1,233,003
Chubu Electric Power Company, Inc.	164,229	2,447,693
Cleco Corp.	40,716	2,192,557
CLP Holdings, Ltd.	483,834	4,112,130
Contact Energy, Ltd.	95,301	323,398
Duke Energy Corp.	224,493	15,853,696
Edison International	105,925	5,887,312
EDP - Energias de Portugal SA	592,122	2,255,981
El Paso Electric Company	8,705	301,715
Electricite de France SA	61,477	1,375,155
Endesa SA	80,225	1,536,441
Enel SpA	1,800,416	8,160,012
Entergy Corp.	58,387	4,116,284
Eversource Energy	103,028	4,678,501
Exelon Corp.	279,852	8,792,950
FirstEnergy Corp.	136,980	4,458,699
Fortum OYJ	113,004	2,007,510
Great Plains Energy, Inc.	72,757	1,757,809
Hawaiian Electric Industries, Inc.	50,475	1,500,622
Hokuriku Electric Power Company	43,892	653,802
Iberdrola SA	1,385,771	9,356,090
IDACORP, Inc.	33,963	1,906,683
Kyushu Electric Power Company, Inc. (I)	108,718	1,260,467
MGE Energy, Inc.	7,519	291,211
Mighty River Power, Ltd.	170,800	323,009
NextEra Energy, Inc.	144,225	14,138,377
OGE Energy Corp.	93,758	2,678,666
Otter Tail Corp.	7,890	209,874
Pepco Holdings, Inc.	81,145	2,186,046
Pinnacle West Capital Corp.	36,192	2,058,963
PNM Resources, Inc.	53,994	1,328,252
Portland General Electric Company	15,918	527,841
Power Assets Holdings, Ltd.	354,236	3,229,711
PPL Corp.	217,109	6,398,202
Red Electrica Corp. SA	27,652	2,220,449
Shikoku Electric Power Company, Inc.	45,625	683,000
SSE PLC	252,086	6,081,821
Terna Rete Elettrica Nazionale SpA	381,389	1,686,404
The Chugoku Electric Power Company, Inc.	75,536	1,101,878
The Empire District Electric Company	9,095	198,271
The Kansai Electric Power Company, Ltd. (I)	179,324	1,985,212
The Southern Company	294,899	12,356,268
Tohoku Electric Power Company, Inc.	115,565	1,564,691
Tokyo Electric Power Company, Inc. (I)	369,440	2,012,672
UIL Holdings Corp.	11,854	543,150
Unitil Corp.	3,473	114,678
Westar Energy, Inc.	62,106	2,125,267
Xcel Energy, Inc.	164,703	5,300,143
		166,876,477
Gas utilities - 0.3%
AGL Resources, Inc.	39,485	1,838,422

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
APA Group, Ltd.	285,152	$1,811,158
Atmos Energy Corp.	47,478	2,434,672
Chesapeake Utilities Corp.	3,299	177,651
Enagas SA	54,978	1,496,635
Gas Natural SDG SA	89,505	2,032,412
Hong Kong & China Gas Company, Ltd.	1,771,532	3,711,987
National Fuel Gas Company	39,707	2,338,345
New Jersey Resources Corp.	17,744	488,847
Northwest Natural Gas Company	5,463	230,429
ONE Gas, Inc.	35,517	1,511,604
Osaka Gas Company, Ltd.	475,377	1,876,217
Piedmont Natural Gas Company, Inc. (L)	16,227	572,975
Questar Corp.	82,484	1,724,740
Snam SpA	537,179	2,556,445
South Jersey Industries, Inc.	14,328	354,331
Southwest Gas Corp.	9,644	513,157
The Laclede Group, Inc.	8,821	459,221
Toho Gas Company, Ltd.	103,924	615,243
Tokyo Gas Company, Ltd.	594,484	3,155,923
UGI Corp.	81,011	2,790,829
WGL Holdings, Inc.	33,704	1,829,790
		34,521,033
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	10,129	317,240
AES Corp.	222,017	2,943,945
Atlantic Power Corp. (L)	26,904	82,864
Dynegy, Inc. (I)	26,692	780,741
EDP Renovaveis SA	48	341
Electric Power Development Company, Ltd.	37,048	1,308,754
Enel Green Power SpA	443,815	867,572
Meridian Energy, Ltd.	386,418	565,609
NRG Energy, Inc.	108,369	2,479,483
NRG Yield, Inc., Class A (L)	7,958	174,996
NRG Yield, Inc., Class C	6,895	150,932
Ormat Technologies, Inc.	7,845	295,600
Pattern Energy Group, Inc.	10,957	310,960
Talen Energy Corp. (I)	56,972	977,640
Vivint Solar, Inc. (I) (L)	4,637	56,432
		11,313,109
Multi-utilities - 1.1%
A2A SpA	39	47
AGL Energy, Ltd.	172,279	2,063,713
Alliant Energy Corp.	53,040	3,061,469
Ameren Corp.	78,348	2,952,153
Avista Corp.	12,906	395,569
Black Hills Corp.	30,521	1,332,242
CenterPoint Energy, Inc.	138,633	2,638,186
Centrica PLC	1,268,547	5,263,810
CMS Energy Corp.	88,886	2,830,130
Consolidated Edison, Inc.	95,142	5,506,819
Dominion Resources, Inc.	192,701	12,885,916
DTE Energy Company	58,339	4,354,423
E.ON SE	510,765	6,810,773
GDF Suez	372,872	6,942,259
MDU Resources Group, Inc.	91,778	1,792,424
National Grid PLC	954,075	12,279,733
NiSource, Inc.	102,874	4,690,026
NorthWestern Corp.	9,693	472,534
PG&E Corp.	155,627	7,641,286
Public Service Enterprise Group, Inc.	164,402	6,457,711
RWE AG	125,011	2,688,782
SCANA Corp.	45,859	2,322,758

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Sempra Energy	75,588	$7,478,677
Suez Environnement Company	75,657	1,412,440
TECO Energy, Inc.	75,265	1,329,180
Vectren Corp.	38,820	1,493,794
Veolia Environnement SA	114,855	2,351,597
WEC Energy Group, Inc.	102,063	4,589,779
		114,038,230
Water utilities - 0.1%
American States Water Company	8,035	300,429
Aqua America, Inc.	83,108	2,035,315
California Water Service Group	9,980	228,043
Connecticut Water Service, Inc.	2,853	97,458
Consolidated Water Company, Ltd.	3,791	47,767
Middlesex Water Company	4,095	92,383
Severn Trent PLC	60,842	1,988,095
SJW Corp.	3,518	107,967
United Utilities Group PLC	174,260	2,440,750
York Water Company	3,370	70,298
		7,408,505
		334,157,354
TOTAL COMMON STOCKS (Cost $8,053,934,251)		$10,375,625,384

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	13,773	1,166,201
Porsche Automobil Holding SE	39,074	3,294,583
Volkswagen AG	41,489	9,628,710
		14,089,494
		14,089,494
Consumer staples - 0.1%
Household products - 0.1%
Henkel AG & Company KGaA	45,461	5,101,452
TOTAL PREFERRED SECURITIES (Cost $15,773,809)		$19,190,946

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I) (N)	174,338	2,441
Groupe Fnac (I) (N)	13,898	104,431
Jardine Cycle & Carriage, Ltd. (I) (N)	3,063	16,147
TOTAL RIGHTS (Cost $57,649)		$123,019

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	32,255	114,638
TOTAL WARRANTS (Cost $0)		$114,638

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.1769% (W) (Y)	8,407,139	84,115,103
TOTAL SECURITIES LENDING
COLLATERAL (Cost $84,113,893)		$84,115,103

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.7%
Repurchase agreement - 2.7%
Repurchase Agreement with State Street Corp. dated 6/30/2015 at 0.000% to be repurchased at $293,360,000 on 07/01/2015, collateralized by $298,115,000 U.S. Treasury Notes, 2.125% due 6/30/2022 (valued at $299,247,837, including interest)	$293,360,000	$293,360,000
TOTAL SHORT-TERM INVESTMENTS (Cost $293,360,000)		$293,360,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $8,447,239,602) - 100.2%		$10,772,529,090
Other assets and liabilities, net - (0.2%)		(23,724,230)
TOTAL NET ASSETS - 100.0%		$10,748,804,860

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer discretionary - 13.4%
Auto components - 0.4%
American Axle & Manufacturing Holdings, Inc. (I)	1,888	$39,478
Autoliv, Inc.	2,070	241,673
BorgWarner, Inc.	5,421	308,130
Cooper Tire & Rubber Company	1,257	42,524
Dana Holding Corp.	3,895	80,159
Dorman Products, Inc. (I)	912	43,466
Drew Industries, Inc.	570	33,071
Federal-Mogul Holdings Corp. (I)	4,392	49,849
Fox Factory Holding Corp. (I)	1,016	16,337
Fuel Systems Solutions, Inc. (I)	1,544	11,549
Gentex Corp.	7,125	116,993
Gentherm, Inc. (I)	919	50,462
Johnson Controls, Inc.	15,597	772,519
Lear Corp.	1,843	206,895
Metaldyne Performance Group, Inc.	1,657	30,075
Modine Manufacturing Company (I)	1,300	13,949
Motorcar Parts of America, Inc. (I)	567	17,061
Remy International, Inc. (I)	860	19,015
Shiloh Industries, Inc. (I)	550	7,123
Spartan Motors, Inc.	2,421	11,088
Standard Motor Products, Inc.	572	20,089
Stoneridge, Inc. (I)	901	10,551
Superior Industries International, Inc.	865	15,838
Sypris Solutions, Inc.	379	550
Tenneco, Inc. (I)	1,435	82,426
The Goodyear Tire & Rubber Company	6,422	193,623
Tower International, Inc. (I)	623	16,229
UQM Technologies, Inc. (I)	2,453	2,110
Visteon Corp. (I)	1,074	112,749
		2,565,581
Automobiles - 0.6%
Ford Motor Company	94,174	1,413,552
General Motors Company	38,333	1,277,639
Harley-Davidson, Inc.	5,086	286,596
Tesla Motors, Inc. (I)(L)	2,996	803,707
Thor Industries, Inc.	1,235	69,506

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	747	$17,622
		3,868,622
Distributors - 0.1%
Core-Mark Holding Company, Inc.	592	35,076
Educational Development Corp.	1,013	4,812
Genuine Parts Company	3,598	322,129
LKQ Corp. (I)	7,322	221,454
Pool Corp.	1,039	72,917
Weyco Group, Inc.	372	11,093
		667,481
Diversified consumer services - 0.2%
2U, Inc. (I)	1,006	32,383
American Public Education, Inc. (I)	453	11,651
Apollo Education Group, Inc. (I)	2,538	32,689
Ascent Capital Group, Inc., Class A (I)	363	15,515
Bridgepoint Education, Inc. (I)	1,121	10,717
Bright Horizons Family Solutions, Inc. (I)	1,463	84,561
Capella Education Company	323	17,335
Carriage Services, Inc.	545	13,015
Chegg, Inc. (I)(L)	2,115	16,582
Corinthian Colleges, Inc. (I)	2,076	15
DeVry Education Group, Inc.	1,447	43,381
Education Management Corp. (I)	3,020	181
Graham Holdings Company, Class B	140	150,507
Grand Canyon Education, Inc. (I)	1,133	48,039
H&R Block, Inc.	6,527	193,526
Houghton Mifflin Harcourt Company (I)	3,348	84,370
ITT Educational Services, Inc. (I)	608	2,414
K12, Inc. (I)	1,084	13,713
Learning Tree International, Inc. (I)	519	670
LifeLock, Inc. (I)	2,395	39,278
Lincoln Educational Services Corp.	678	1,370
Regis Corp. (I)	1,321	20,819
Service Corp. International	4,706	138,498
ServiceMaster Global Holdings, Inc. (I)	3,250	117,553
Sotheby’s	1,604	72,565
Steiner Leisure, Ltd. (I)	379	20,383
Stonemor Partners LP	777	23,427
Strayer Education, Inc. (I)	266	11,465
Weight Watchers International, Inc. (I)	1,290	6,257
		1,222,879
Hotels, restaurants and leisure - 2.2%
Ambassadors Group, Inc. (I)	714	1,742
ARAMARK Holdings Corp.	5,671	175,631
Biglari Holdings, Inc. (I)	56	23,170
BJ’s Restaurants, Inc. (I)	673	32,607
Bloomin’ Brands, Inc.	2,988	63,794
Bob Evans Farms, Inc.	526	26,852
Boyd Gaming Corp. (I)	2,796	41,800
Bravo Brio Restaurant Group, Inc. (I)	807	10,935
Brinker International, Inc.	1,483	85,495
Buffalo Wild Wings, Inc. (I)	435	68,160
Caesars Entertainment Corp. (I)(L)	3,301	20,202
Carnival Corp.	14,116	697,189
Carrols Restaurant Group, Inc. (I)	1,460	15,184
Cedar Fair LP	1,367	74,488
Chipotle Mexican Grill, Inc. (I)	735	444,668
Choice Hotels International, Inc.	1,424	77,252
Churchill Downs, Inc.	455	56,898
Chuy’s Holdings, Inc. (I)	577	15,458
ClubCorp Holdings, Inc.	1,666	39,784

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Cracker Barrel Old Country Store, Inc.	590	$88,004
Darden Restaurants, Inc.	2,895	205,777
Dave & Buster’s Entertainment, Inc. (I)	980	35,368
Del Frisco’s Restaurant Group, Inc. (I)	746	13,898
Denny’s Corp. (I)	2,330	27,051
Diamond Resorts International, Inc. (I)	1,862	58,746
DineEquity, Inc.	453	44,888
Domino’s Pizza, Inc.	1,329	150,709
Dover Downs Gaming
& Entertainment, Inc. (I)	2,511	2,335
Dunkin’ Brands Group, Inc.	2,296	126,280
El Pollo Loco Holdings, Inc. (I)	861	17,831
Empire Resorts, Inc. (I)	1,320	6,719
Extended Stay America, Inc.	4,943	92,780
Fiesta Restaurant Group, Inc. (I)	623	31,150
Hilton Worldwide Holdings, Inc. (I)	23,425	645,359
Hyatt Hotels Corp., Class A (I)	3,558	201,703
International Speedway Corp., Class A	1,141	41,840
Interval Leisure Group, Inc.	1,455	33,247
Intrawest Resorts Holdings, Inc. (I)	1,452	16,872
Isle of Capri Casinos, Inc. (I)	1,211	21,980
Jack in the Box, Inc.	909	80,137
Kona Grill, Inc. (I)	473	9,181
Krispy Kreme Doughnuts, Inc. (I)	1,678	32,318
Las Vegas Sands Corp.	19,101	1,004,140
Luby’s, Inc. (I)	958	4,646
Marriott International, Inc., Class A	6,578	489,337
Marriott Vacations Worldwide Corp.	730	66,978
McDonald’s Corp.	22,876	2,174,821
MGM Resorts International (I)	13,626	248,675
Nevada Gold & Casinos, Inc. (I)	2,788	4,600
Noodles & Company (I)(L)	785	11,461
Norwegian Cruise Line Holdings, Ltd. (I)	5,380	301,495
Panera Bread Company, Class A (I)	634	110,804
Papa John’s International, Inc.	980	74,098
Papa Murphy’s Holdings, Inc. (I)	566	11,728
Penn National Gaming, Inc. (I)	1,978	36,296
Pinnacle Entertainment, Inc. (I)	1,529	57,001
Popeyes Louisiana Kitchen, Inc. (I)	532	31,915
Potbelly Corp. (I)	678	8,306
Red Robin Gourmet Burgers, Inc. (I)	311	26,690
Restaurant Brands International LP	82	2,970
Royal Caribbean Cruises, Ltd.	5,236	412,021
Ruby Tuesday, Inc. (I)	1,530	9,593
Ruth’s Hospitality Group, Inc.	1,218	19,634
Scientific Games Corp., Class A (I)(L)	2,110	32,789
SeaWorld Entertainment, Inc.	1,999	36,862
Shake Shack, Inc., Class A (I)(L)	865	52,134
Six Flags Entertainment Corp.	2,241	100,509
Sonic Corp.	1,371	39,485
Starbucks Corp.	35,717	1,914,967
Starwood Hotels & Resorts Worldwide, Inc.	4,076	330,523
Texas Roadhouse, Inc.	1,758	65,802
The Cheesecake Factory, Inc.	1,182	64,460
The Habit Restaurants, Inc., Class A (I)(L)	724	22,654
The Wendy’s Company	8,624	97,279
Town Sports International Holdings, Inc. (I)	871	2,526
Vail Resorts, Inc.	905	98,826
Wyndham Worldwide Corp.	2,845	233,034
Wynn Resorts, Ltd.	2,440	240,755
Yum! Brands, Inc.	10,299	927,734
Zoe’s Kitchen, Inc. (I)	517	21,166
		13,344,196

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 0.6%
Bassett Furniture Industries, Inc.	337	$9,574
Beazer Homes USA, Inc. (I)	922	18,394
Blyth, Inc. (I)	424	2,692
Cavco Industries, Inc. (I)	228	17,200
Century Communities, Inc. (I)	751	15,118
D.R. Horton, Inc.	8,739	239,099
Ethan Allen Interiors, Inc.	771	20,308
Flexsteel Industries, Inc.	306	13,186
GoPro, Inc., Class A (I)	3,093	163,063
Harman International Industries, Inc.	1,647	195,894
Helen of Troy, Ltd. (I)	659	64,246
Hooker Furniture Corp.	437	10,973
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	8,555
Installed Building Products, Inc. (I)	894	21,885
iRobot Corp. (I)(L)	671	21,391
Jarden Corp. (I)	4,525	234,169
KB Home	2,015	33,449
Kid Brands, Inc. (I)	1,087	1
La-Z-Boy, Inc.	1,265	33,320
Leggett & Platt, Inc.	3,276	159,476
Lennar Corp., Class A	4,891	249,637
Libbey, Inc.	573	23,682
M/I Homes, Inc. (I)	794	19,588
MDC Holdings, Inc.	1,172	35,125
Meritage Homes Corp. (I)	994	46,807
Mohawk Industries, Inc. (I)	1,729	330,066
NACCO Industries, Inc., Class A	219	13,306
Newell Rubbermaid, Inc.	6,495	267,009
NVR, Inc. (I)	95	127,300
PulteGroup, Inc.	8,725	175,809
Standard Pacific Corp. (I)	6,234	55,545
Taylor Morrison Home Corp., Class A (I)	3,050	62,098
Tempur Sealy International, Inc. (I)	1,438	94,764
The Ryland Group, Inc.	1,096	50,822
Toll Brothers, Inc. (I)	4,194	160,169
TRI Pointe Homes, Inc. (I)	3,949	60,420
Tupperware Brands Corp.	1,166	75,254
Turtle Beach Corp. (I)	1,303	2,971
Universal Electronics, Inc. (I)	417	20,783
WCI Communities, Inc. (I)	757	18,463
Whirlpool Corp.	1,856	321,181
William Lyon Homes, Class A (I)	882	22,641
ZAGG, Inc. (I)	996	7,888
		3,523,321
Internet and catalog retail - 1.5%
Amazon.com, Inc. (I)	11,063	4,802,338
Blue Nile, Inc. (I)	298	9,056
CafePress, Inc. (I)	462	2,079
Etsy, Inc. (I)(L)	2,735	38,427
EVINE Live, Inc. (I)	2,055	5,528
Expedia, Inc.	3,025	330,784
Groupon, Inc. (I)	16,033	80,646
HSN, Inc.	1,254	88,018
Lands’ End, Inc. (I)	774	19,218
Liberty Interactive Corp., Series A (I)	14,773	409,951
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,688	54,387
Liberty Ventures, Series A (I)	3,126	122,758
Netflix, Inc. (I)	1,441	946,651
Nutrisystem, Inc.	805	20,028
Orbitz Worldwide, Inc. (I)	2,566	29,304
Overstock.com, Inc. (I)	704	15,868
PetMed Express, Inc.	894	15,439
Shutterfly, Inc. (I)	874	41,786

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
The Priceline Group, Inc. (I)	1,238	$1,425,396
TripAdvisor, Inc. (I)	3,115	271,441
Wayfair, Inc., Class A (I)(L)	2,040	76,786
zulily, Inc., Class A (I)(L)	2,964	38,651
		8,844,540
Leisure products - 0.2%
Arctic Cat, Inc.	418	13,882
Black Diamond, Inc. (I)	1,155	10,672
Brunswick Corp.	2,230	113,418
Callaway Golf Company	2,390	21,367
Escalade, Inc.	564	10,372
Hasbro, Inc.	3,019	225,791
Johnson Outdoors, Inc., Class A	385	9,067
LeapFrog Enterprises, Inc. (I)	1,585	2,219
Malibu Boats, Inc., Class A (I)	611	12,275
Mattel, Inc.	8,193	210,478
Polaris Industries, Inc.	1,584	234,606
Smith & Wesson Holding Corp. (I)	1,224	20,306
Sturm Ruger & Company, Inc.	479	27,519
Vista Outdoor, Inc. (I)	1,510	67,799
		979,771
Media - 3.6%
AH Belo Corp., Class A	1,330	7,448
AMC Entertainment Holdings, Inc., Class A	2,380	73,018
AMC Networks, Inc., Class A (I)	1,679	137,426
Ballantyne Strong, Inc. (I)	629	2,950
Cablevision Systems Corp., Class A	6,588	157,717
Carmike Cinemas, Inc. (I)	672	17,835
CBS Corp., Class B	11,830	656,565
Charter Communications, Inc., Class A (I)(L)	2,661	455,696
Cinemark Holdings, Inc.	2,737	109,945
Clear Channel Outdoor Holdings, Inc., Class A	8,558	86,693
Comcast Corp., Class A	60,359	3,629,990
Crown Media Holdings, Inc., Class A (I)	6,814	30,799
Cumulus Media, Inc., Class A (I)	5,525	11,216
DIRECTV (I)	11,973	1,110,975
Discovery
Communications, Inc., Series A (I)(L)	10,497	349,130
DISH Network Corp., Class A (I)	11,003	745,013
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	54,053
Entercom Communications Corp., Class A (I)	1,104	12,608
Entravision Communications Corp., Class A	2,821	23,217
Gannett Company, Inc. (I)	2,647	37,032
Global Eagle Entertainment, Inc. (I)(L)	1,985	25,845
Gray Television, Inc. (I)	1,733	27,173
Harte-Hanks, Inc.	2,038	12,146
Hemisphere Media Group Inc (I)(L)	1,373	16,339
Insignia Systems Inc (I)	1,702	4,646
John Wiley & Sons, Inc., Class A	1,356	73,726
Journal Media Group, Inc.	1,376	11,407
Liberty Broadband Corp., Series A (I)	2,111	107,598
Liberty Media Corp., Series A (I)	8,145	293,546
Lions Gate Entertainment Corp.	3,361	124,525
Live Nation Entertainment, Inc. (I)	4,879	134,124
Loral Space & Communications, Inc. (I)	474	29,919
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,921	11,987
Media General, Inc. (I)	3,256	53,789
Meredith Corp.	1,103	57,521
Morningstar, Inc.	1,062	84,482
National CineMedia, Inc.	1,475	23,541

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
New Media Investment Group, Inc.	1,064	$19,078
News Corp., Class A (I)	13,527	197,359
Nexstar Broadcasting Group, Inc., Class A	731	40,936
NTN Buzztime, Inc. (I)	6,691	1,556
Omnicom Group, Inc.	5,853	406,725
ReachLocal, Inc. (I)	903	2,844
Regal Entertainment Group, Class A	3,772	78,873
Rentrak Corp. (I)(L)	404	28,199
RLJ Entertainment, Inc. (I)	1,440	567
Scholastic Corp.	755	33,318
Scripps Networks Interactive, Inc., Class A	3,125	204,281
Sinclair Broadcast Group, Inc., Class A (L)	2,196	61,290
Sirius XM Holdings, Inc. (I)	133,635	498,459
Starz, Class A (I)	2,338	104,555
Tegna, Inc.	5,294	169,779
The Dolan Company (I)	898	55
The EW Scripps Company, Class A	1,964	44,877
The Interpublic Group of Companies, Inc.	9,668	186,302
The Madison Square Garden, Inc., Class A (I)	1,841	153,705
The McClatchy Company, Class A (I)	2,673	2,887
The New York Times Company, Class A	4,192	57,221
The Walt Disney Company	40,475	4,619,817
Thomson Reuters Corp.	19,113	727,632
Time Warner Cable, Inc.	6,679	1,189,997
Time Warner, Inc.	19,752	1,726,522
Time, Inc.	2,475	56,950
Twenty-First Century Fox, Inc., Class A	50,669	1,649,023
Viacom, Inc., Class B	9,677	625,521
World Wrestling
Entertainment, Inc., Class A (L)	1,906	31,449
		21,721,417
Multiline retail - 0.7%
Big Lots, Inc.	1,333	59,972
Burlington Stores, Inc. (I)	1,805	92,416
Dillard’s, Inc., Class A	946	99,510
Dollar General Corp.	7,181	558,251
Dollar Tree, Inc. (I)	4,862	384,049
Family Dollar Stores, Inc.	2,706	213,260
Fred’s, Inc., Class A	1,038	20,023
Gordmans Stores, Inc. (I)	629	3,856
J.C. Penney Company, Inc. (I)(L)	7,487	63,415
Kohl’s Corp.	4,801	300,591
Macy’s, Inc.	8,078	545,023
Nordstrom, Inc.	4,502	335,399
Sears Holdings Corp. (I)(L)	2,576	68,779
Target Corp.	15,237	1,243,796
The Bon-Ton Stores, Inc.	475	2,195
Tuesday Morning Corp. (I)	1,165	13,124
		4,003,659
Specialty retail - 2.4%
Aaron’s, Inc.	1,760	63,730
Abercrombie & Fitch Company, Class A	1,748	37,599
Advance Auto Parts, Inc.	1,746	278,120
American Eagle Outfitters, Inc.	4,630	79,729
ANN, Inc. (I)	1,045	50,463
Asbury Automotive Group, Inc. (I)	610	55,278
Ascena Retail Group, Inc. (I)	3,897	64,905
AutoNation, Inc. (I)	2,676	168,534
AutoZone, Inc. (I)	764	509,512
Barnes & Noble, Inc. (I)	1,472	38,213
Bed Bath & Beyond, Inc. (I)	4,407	303,995
Best Buy Company, Inc.	8,346	272,163

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Big 5 Sporting Goods Corp.	873	$12,405
Boot Barn Holdings, Inc. (I)	735	23,520
Build-A-Bear Workshop, Inc. (I)	557	8,906
Cabela’s, Inc. (I)	1,645	82,217
Caleres, Inc.	1,051	33,401
CarMax, Inc. (I)	4,996	330,785
Chico’s FAS, Inc.	3,497	58,155
Christopher & Banks Corp. (I)	1,524	6,111
Citi Trends, Inc. (I)	426	10,309
Conn’s, Inc. (I)(L)	865	34,341
CST Brands, Inc.	1,825	71,285
Destination Maternity Corp.	921	10,739
Dick’s Sporting Goods, Inc.	2,828	146,406
DSW, Inc., Class A	2,173	72,513
Express, Inc. (I)	2,124	38,466
Five Below, Inc. (I)	1,390	54,947
Foot Locker, Inc.	3,454	231,453
Francesca’s Holdings Corp. (I)	1,068	14,386
GameStop Corp., Class A (L)	2,669	114,660
Genesco, Inc. (I)	586	38,694
GNC Holdings, Inc., Class A	2,110	93,853
Group 1 Automotive, Inc.	591	53,681
Guess?, Inc.	2,072	39,720
Haverty Furniture Companies, Inc.	645	13,945
hhgregg, Inc. (I)	733	2,448
Hibbett Sports, Inc. (I)	640	29,811
Kirkland’s, Inc.	488	13,601
L Brands, Inc.	6,962	596,852
Lithia Motors, Inc., Class A	616	69,707
Lowe’s Companies, Inc.	23,167	1,551,494
Lumber Liquidators Holdings, Inc. (I)(L)	593	12,281
MarineMax, Inc. (I)	667	15,681
Mattress Firm Holding Corp. (I)(L)	808	49,248
Monro Muffler Brake, Inc.	814	50,598
Murphy USA, Inc. (I)	1,119	62,463
New York & Company, Inc. (I)	1,751	4,693
O’Reilly Automotive, Inc. (I)	2,415	545,742
Office Depot, Inc. (I)	13,062	113,117
Outerwall, Inc.	476	36,228
Pacific Sunwear of California, Inc. (I)	2,141	2,441
Party City Holdco, Inc. (I)	2,820	57,161
Penske Automotive Group, Inc.	2,165	112,818
Pier 1 Imports, Inc. (L)	2,131	26,915
RadioShack Corp. (I)(L)	2,580	168
Rent-A-Center, Inc.	1,268	35,948
Restoration Hardware Holdings, Inc. (I)	851	83,083
Ross Stores, Inc.	9,896	481,045
Sally Beauty Holdings, Inc. (I)	3,794	119,815
Sears Hometown and Outlet Stores, Inc. (I)	553	5,254
Select Comfort Corp. (I)	1,360	40,895
Signet Jewelers, Ltd.	1,912	245,195
Sonic Automotive, Inc., Class A	1,076	25,641
Sportsman’s Warehouse Holdings, Inc. (I)	1,232	14,008
Stage Stores, Inc.	827	14,497
Staples, Inc.	15,061	230,584
Stein Mart, Inc.	1,168	12,229
Systemax, Inc. (I)	894	7,724
Tandy Leather Factory, Inc.	658	5,659
The Buckle, Inc. (L)	1,131	51,766
The Cato Corp., Class A	724	28,062
The Children’s Place Retail Stores, Inc.	491	32,116
The Container Store Group, Inc. (I)(L)	1,158	19,535
The Finish Line, Inc., Class A	1,184	32,939

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Gap, Inc.	10,004	$381,853
The Home Depot, Inc.	31,382	3,487,482
The Men’s Wearhouse, Inc.	1,105	70,797
The Michaels Companies, Inc. (I)	4,758	128,038
The Pep Boys - Manny, Moe & Jack (I)	1,341	16,454
The TJX Companies, Inc.	16,323	1,080,093
The Wet Seal, Inc., Class A (I)	2,075	9
Tiffany & Company	3,043	279,347
Tile Shop Holdings, Inc. (I)	1,280	18,163
Tilly’s, Inc., Class A (I)	677	6,547
Tractor Supply Company	3,256	292,845
TravelCenters of America, LLC (I)	1,139	16,914
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,522	235,073
Urban Outfitters, Inc. (I)	3,156	110,460
Vitamin Shoppe, Inc. (I)	703	26,201
Williams-Sonoma, Inc.	2,190	180,171
Zumiez, Inc. (I)	769	20,478
		14,707,526
Textiles, apparel and luxury goods - 0.9%
Carter’s, Inc.	1,236	131,387
Charles & Colvard, Ltd. (I)	983	1,484
Coach, Inc.	6,647	230,053
Columbia Sportswear Company	1,688	102,056
Crocs, Inc. (I)	2,044	30,067
Deckers Outdoor Corp. (I)	801	57,648
Fossil Group, Inc. (I)	1,168	81,012
G-III Apparel Group, Ltd. (I)	1,125	79,144
Hanesbrands, Inc.	9,530	317,540
Iconix Brand Group, Inc. (I)	1,127	28,141
Kate Spade & Company (I)	2,991	64,426
Lakeland Industries, Inc. (I)	590	6,750
Movado Group, Inc.	660	17,926
NIKE, Inc., Class B	20,588	2,223,916
Oxford Industries, Inc.	405	35,417
Perry Ellis International, Inc. (I)	451	10,720
PVH Corp.	1,924	221,645
Ralph Lauren Corp.	2,054	271,867
Rocky Brands, Inc.	320	5,984
Skechers U.S.A., Inc., Class A (I)	1,263	138,665
Steven Madden, Ltd. (I)	1,519	64,983
Tumi Holdings, Inc. (I)	1,612	33,078
Under Armour, Inc., Class A (I)	5,079	423,792
Unifi, Inc. (I)	506	16,951
Vera Bradley, Inc. (I)	970	10,932
VF Corp.	10,199	711,278
Vince Holding Corp. (I)	896	10,734
Wolverine World Wide, Inc.	2,559	72,880
		5,400,476
		80,849,469
Consumer staples - 8.4%
Beverages - 1.6%
Brown-Forman Corp., Class B	5,036	504,506
Coca-Cola Bottling Company Consolidated	249	37,616
Coca-Cola Enterprises, Inc.	5,573	242,091
Constellation Brands, Inc., Class A	4,605	534,272
Craft Brew Alliance, Inc. (I)	1,178	13,029
Dr. Pepper Snapple Group, Inc.	4,570	333,153
Molson Coors Brewing Company, Class B	3,946	275,470
Monster Beverage Corp. (I)	4,039	541,307
National Beverage Corp. (I)	1,122	25,234
PepsiCo, Inc.	35,324	3,297,142

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Reed’s, Inc. (I)	1,017	$6,336
The Boston Beer Company, Inc., Class A (I)	328	76,093
The Coca-Cola Company	104,109	4,084,196
Truett-hurst Inc (I)	1,028	2,344
		9,972,789
Food and staples retailing - 2.4%
Casey’s General Stores, Inc.	899	86,070
Costco Wholesale Corp.	10,427	1,408,271
CVS Health Corp.	26,785	2,809,211
Diplomat Pharmacy, Inc. (I)	1,403	62,784
Fairway Group Holdings Corp. (I)	1,029	3,663
G. Willi-Food International, Ltd. (I)	825	4,810
Ingles Markets, Inc., Class A	512	24,458
Natural Grocers by Vitamin Cottage, Inc. (I)	638	15,708
PriceSmart, Inc.	723	65,967
Rite Aid Corp. (I)	23,823	198,922
Safeway, Inc.	5,383	915
Safeway, Inc.	5,383	54
Smart & Final Stores, Inc. (I)	1,821	32,541
SpartanNash Company	915	29,774
Sprouts Farmers Market, Inc. (I)	3,689	99,529
SUPERVALU, Inc. (I)	6,097	49,325
Sysco Corp.	14,111	509,407
The Andersons, Inc.	712	27,768
The Chefs’ Warehouse, Inc. (I)	749	15,909
The Fresh Market, Inc. (I)(L)	1,153	37,057
The Kroger Company	11,647	844,524
United Natural Foods, Inc. (I)	1,230	78,326
Village Super Market, Inc., Class A	492	15,591
Wal-Mart Stores, Inc.	76,793	5,446,927
Walgreens Boots Alliance, Inc.	25,970	2,192,907
Weis Markets, Inc.	672	28,325
Whole Foods Market, Inc.	8,613	339,697
		14,428,440
Food products - 1.7%
Archer-Daniels-Midland Company	15,084	727,350
B&G Foods, Inc.	1,268	36,176
Boulder Brands, Inc. (I)	1,484	10,299
Bunge, Ltd.	3,428	300,978
Cal-Maine Foods, Inc. (L)	1,128	58,882
Calavo Growers, Inc.	391	20,305
Campbell Soup Company	7,464	355,660
ConAgra Foods, Inc.	10,122	442,534
Darling Ingredients, Inc. (I)	3,756	55,063
Dean Foods Company	2,386	38,582
Diamond Foods, Inc. (I)	814	25,543
Farmer Brothers Company (I)	451	10,599
Flowers Foods, Inc.	4,909	103,825
Fresh Del Monte Produce, Inc.	1,244	48,093
Freshpet, Inc. (I)	980	18,228
General Mills, Inc.	14,544	810,392
Hormel Foods Corp.	6,274	353,665
Ingredion, Inc.	1,684	134,400
Inventure Foods, Inc. (I)	901	9,145
J&J Snack Foods Corp.	475	52,568
John B. Sanfilippo & Son, Inc.	291	15,103
Kellogg Company	8,498	532,825
Keurig Green Mountain, Inc.	3,867	296,328
Kraft Foods Group, Inc.	14,000	1,191,960
Lancaster Colony Corp.	662	60,143
Landec Corp. (I)	774	11,169
Limoneira Company (L)	516	11,471

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
McCormick & Company, Inc.	3,000	$242,850
Mead Johnson Nutrition Company	4,819	434,770
Mondelez International, Inc., Class A	39,307	1,617,090
Omega Protein Corp. (I)	623	8,566
Pilgrim’s Pride Corp. (L)	6,123	140,645
Pinnacle Foods, Inc.	2,785	126,829
Post Holdings, Inc. (I)	1,333	71,889
Sanderson Farms, Inc. (L)	556	41,789
Seaboard Corp. (I)	28	100,772
Seneca Foods Corp., Class A (I)	449	12,469
Snyder’s-Lance, Inc.	1,674	54,020
The Hain Celestial Group, Inc. (I)	2,396	157,801
The Hershey Company	5,256	466,890
The J.M. Smucker Company	2,405	260,726
The WhiteWave Foods Company (I)	4,197	205,149
Tootsie Roll Industries, Inc. (L)	1,440	46,526
TreeHouse Foods, Inc. (I)	971	78,680
Tyson Foods, Inc., Class A	9,370	399,443
		10,198,190
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	1,353	15,438
Church & Dwight Company, Inc.	3,068	248,907
Colgate-Palmolive Company	21,643	1,415,669
Energizer Holdings, Inc.	1,459	191,931
HRG Group, Inc. (I)	4,972	64,636
Kimberly-Clark Corp.	8,705	922,469
Orchids Paper Products Company	518	12,468
The Clorox Company	3,078	320,174
The Procter & Gamble Company	64,365	5,035,918
WD-40 Company	367	31,988
		8,259,598
Personal products - 0.2%
Avon Products, Inc.	9,953	62,306
Coty, Inc., Class A (I)	8,159	260,843
Elizabeth Arden, Inc. (I)	729	10,396
Herbalife, Ltd. (I)(L)	2,146	118,223
Inter Parfums, Inc.	827	28,060
Mannatech, Inc. (I)	243	4,350
Medifast, Inc. (I)	325	10,504
Natural Alternatives International, Inc. (I)	865	4,900
Nu Skin Enterprises, Inc., Class A	1,393	65,652
Revlon, Inc., Class A (I)	1,335	49,008
Synutra International, Inc. (I)	1,786	12,770
The Estee Lauder Companies, Inc., Class A	9,018	781,500
The Female Health Company (I)	941	1,694
United-Guardian, Inc.	255	4,871
USANA Health Sciences, Inc. (I)	278	37,991
		1,453,068
Tobacco - 1.1%
Altria Group, Inc.	46,917	2,294,710
Philip Morris International, Inc.	36,912	2,959,235
Reynolds American, Inc.	15,120	1,128,859
Universal Corp.	512	29,348
Vector Group, Ltd. (L)	2,776	65,125
		6,477,277
		50,789,362
Energy - 8.1%
Energy equipment and services - 1.1%
Atwood Oceanics, Inc.	1,533	40,533
Baker Hughes, Inc.	10,362	639,335

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Basic Energy Services, Inc. (I)	1,040	$7,852
Bristow Group, Inc.	775	41,308
C&J Energy Services, Ltd. (I)	2,951	38,953
Cameron International Corp. (I)	4,612	241,530
CARBO Ceramics, Inc.	550	22,897
CSI Compressco LP	937	16,744
Dawson Geophysical Company (I)	413	1,941
Diamond Offshore Drilling, Inc. (L)	3,330	85,947
Dresser-Rand Group, Inc. (I)	1,841	156,816
Dril-Quip, Inc. (I)	921	69,305
Era Group, Inc. (I)	732	14,991
Exterran Holdings, Inc.	1,574	51,391
Exterran Partners LP	1,288	28,980
FMC Technologies, Inc. (I)	5,491	227,822
FMSA Holdings, Inc. (I)(L)	4,054	33,202
Forum Energy Technologies, Inc. (I)	2,178	44,170
Geospace Technologies Corp. (I)	318	7,330
Gulfmark Offshore, Inc., Class A (L)	652	7,563
Halliburton Company	20,269	872,986
Helix Energy Solutions Group, Inc. (I)	2,492	31,474
Helmerich & Payne, Inc.	2,579	181,613
Hercules Offshore, Inc. (I)	4,030	942
Hornbeck Offshore Services, Inc. (I)	906	18,600
Key Energy Services, Inc. (I)	3,596	6,473
Matrix Service Company (I)	756	13,820
McDermott International, Inc. (I)(L)	5,524	29,498
Mitcham Industries, Inc. (I)	331	1,387
Nabors Industries, Ltd.	8,059	116,291
National Oilwell Varco, Inc.	9,784	472,372
Natural Gas Services Group, Inc. (I)	382	8,717
Newpark Resources, Inc. (I)	1,864	15,154
Nuverra Environmental Solutions, Inc. (I)(L)	513	3,217
Oceaneering International, Inc.	2,388	111,257
Oil States International, Inc. (I)	1,241	46,202
Parker Drilling Company (I)	3,008	9,987
Patterson-UTI Energy, Inc.	3,410	64,159
PHI, Inc. (I)	416	12,488
Pioneer Energy Services Corp. (I)	1,558	9,878
RigNet, Inc. (I)	493	15,071
Rowan Companies PLC, Class A	2,839	59,931
RPC, Inc.	5,171	71,515
Schlumberger, Ltd.	30,464	2,625,692
SEACOR Holdings, Inc. (I)	397	28,163
Superior Energy Services, Inc.	3,634	76,459
Tesco Corp.	1,032	11,249
TETRA Technologies, Inc. (I)	2,105	13,430
Tidewater, Inc. (L)	1,167	26,526
Unit Corp. (I)	1,166	31,622
USA Compression Partners LP	955	18,298
Vantage Drilling Company (I)	6,701	1,267
Willbros Group, Inc. (I)	1,365	1,747
		6,786,095
Oil, gas and consumable fuels - 7.0%
Abraxas Petroleum Corp. (I)	2,156	6,360
Alliance Holdings GP LP	1,310	51,287
Alliance Resource Partners LP	1,688	42,132
Alon USA Energy, Inc.	1,778	33,604
Alon USA Partners LP	1,451	30,500
Alpha Natural Resources, Inc. (I)(L)	5,125	1,547
American Midstream Partners LP	899	14,456
Amyris, Inc. (I)(L)	4,111	8,016
Anadarko Petroleum Corp.	12,104	944,838
Antero Resources Corp. (I)(L)	6,310	216,685

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Apache Corp.	8,941	$515,270
Arch Coal, Inc. (I)	5,005	1,702
Atlas Energy Group LLC (I)	624	3,120
Bill Barrett Corp. (I)	1,147	9,853
Blueknight Energy Partners LP	1,840	13,782
Boardwalk Pipeline Partners LP	5,836	84,739
Bonanza Creek Energy, Inc. (I)	1,298	23,689
BP Prudhoe Bay Royalty Trust	520	32,089
BPZ Resources, Inc. (I)	3,316	56
BreitBurn Energy Partners LP	5,548	26,408
Buckeye Partners LP	2,982	220,459
Cabot Oil & Gas Corp.	9,750	307,515
California Resources Corp.	9,419	56,891
Callon Petroleum Company (I)	1,840	15,309
Calumet Specialty Products Partners LP	1,730	44,046
Carrizo Oil & Gas, Inc. (I)	1,247	61,402
Centrus Energy Corp. (I)	11	45
Ceres, Inc. (I)	77	150
Cheniere Energy Partners LP	8,142	251,181
Cheniere Energy, Inc. (I)	5,652	391,458
Chesapeake Energy Corp. (L)	15,607	174,330
Chevron Corp.	44,769	4,318,865
Cimarex Energy Company	2,080	229,445
Clayton Williams Energy, Inc. (I)	276	18,147
Clean Energy Fuels Corp. (I)	2,565	14,415
Cloud Peak Energy, Inc. (I)	1,465	6,827
Cobalt International Energy, Inc. (I)	10,199	99,032
Comstock Resources, Inc. (L)	1,203	4,006
Concho Resources, Inc. (I)	2,834	322,679
ConocoPhillips	29,308	1,799,804
CONSOL Energy, Inc.	5,391	117,200
Continental Resources, Inc. (I)	8,890	376,847
Crestwood Equity Partners LP	5,322	21,980
Crestwood Midstream Partners LP	4,454	49,885
Cross Timbers Royalty Trust	340	5,562
Crossamerica Partners LP	497	14,050
CVR Refining LP	3,624	66,319
DCP Midstream Partners LP	2,713	83,262
Delek Logistics Partners LP	335	15,427
Delek US Holdings, Inc.	1,438	52,947
Denbury Resources, Inc.	8,232	52,356
Devon Energy Corp.	9,750	580,028
DHT Holdings, Inc.	104	808
Diamondback Energy, Inc. (I)	1,388	104,627
Dorchester Minerals LP	915	19,572
Dorian LPG, Ltd. (I)	1,398	23,319
Eagle Rock Energy Partners LP	3,560	8,936
Eclipse Resources Corp. (I)(L)	5,786	30,434
Emerald Oil, Inc. (I)	87	370
Emerge Energy Services LP	540	19,494
Enable Midstream Partners LP	5,323	85,062
Enbridge Energy Management LLC	1,778	58,674
Enbridge Energy Partners LP	6,049	201,613
Endeavour International Corp. (I)	1,197	5
Energen Corp.	1,687	115,222
Energy Fuels, Inc. (I)(L)	636	2,830
Energy Transfer Equity LP	12,812	822,146
Energy Transfer Partners LP	11,871	619,666
EnLink Midstream LLC	3,910	121,562
EnLink Midstream Partners LP	5,902	129,667
Enterprise Products Partners LP	48,786	1,458,214
EOG Resources, Inc.	13,062	1,143,578
EP Energy Corp., Class A (I)	5,818	74,063

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	3,618	$294,288
EQT Midstream Partners LP	1,622	132,258
EV Energy Partner LP	1,057	12,082
EXCO Resources, Inc.	6,714	7,923
Exxon Mobil Corp.	99,927	8,313,926
Foresight Energy LP	1,572	19,964
FX Energy, Inc. (I)	1,516	1,334
Genesis Energy LP	2,283	100,201
Gevo, Inc. (I)	541	1,769
Global Partners LP	689	22,351
Goodrich Petroleum Corp. (I)	1,175	2,186
Green Plains, Inc.	981	27,027
Gulfport Energy Corp. (I)	2,299	92,535
Halcon Resources Corp. (I)(L)	15,796	18,323
Hallador Energy Company	826	6,889
Harvest Natural Resources, Inc. (I)	980	1,715
Hess Corp.	6,825	456,456
Holly Energy Partners LP	1,400	49,196
HollyFrontier Corp.	4,633	197,783
Houston American Energy Corp. (I)	690	138
Hugoton Royalty Trust	1,047	3,665
Hyperdynamics Corp. (I)	479	431
Isramco, Inc. (I)	58	8,005
James River Coal Company (I)	776	9
Jones Energy, Inc., Class A (I)	1,547	14,000
Kinder Morgan, Inc.	52,775	2,026,032
KiOR, Inc., Class A (I)	2,519	10
Laredo Petroleum, Inc. (I)(L)	5,022	63,177
Legacy Reserves LP	2,032	17,414
Linn Energy LLC	8,210	73,151
LinnCo LLC	2,890	27,311
Magellan Midstream Partners LP	5,372	394,197
Marathon Oil Corp.	16,113	427,639
Marathon Petroleum Corp.	12,990	679,507
MarkWest Energy Partners LP	4,454	251,117
Martin Midstream Partners LP	822	25,449
Matador Resources Company (I)	2,089	52,225
Memorial Production Partners LP	2,018	29,967
Memorial Resource Development Corp. (I)	4,543	86,181
Mid-Con Energy Partners LP	778	3,890
Midcoast Energy Partners LP	1,048	11,161
Midstates Petroleum Company, Inc. (I)	1,497	1,392
Miller Energy Resources, Inc. (I)(L)	1,008	368
MPLX LP	1,935	138,120
Murphy Oil Corp.	4,258	177,005
Natural Resource Partners LP	2,561	9,706
New Source Energy Partners LP	315	1,345
Newfield Exploration Company (I)	3,893	140,615
Niska Gas Storage Partners LLC	938	3,452
Noble Energy, Inc.	9,242	394,449
Northern Oil and Gas, Inc. (I)	1,562	10,575
Northern Tier Energy LP	2,294	54,528
NuStar Energy LP	1,800	106,830
NuStar GP Holdings LLC	1,048	39,887
Oasis Petroleum, Inc. (I)(L)	3,472	55,031
Occidental Petroleum Corp.	18,386	1,429,879
ONEOK Partners LP	6,042	205,428
ONEOK, Inc.	4,989	196,966
Pacific Ethanol, Inc. (I)	607	6,264
Panhandle Oil and Gas, Inc., Class A	388	8,028
Parsley Energy, Inc., Class A (I)	2,708	47,173
PBF Energy, Inc., Class A	2,085	59,256
PBF Logistics LP	511	12,228

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (I)	980	$52,567
Peabody Energy Corp. (L)	6,575	14,399
Penn Virginia Corp. (I)(L)	1,811	7,932
PetroQuest Energy, Inc. (I)	1,669	3,305
Phillips 66	12,942	1,042,608
Phillips 66 Partners LP	1,067	76,824
Pioneer Natural Resources Company	3,547	491,933
Plains All American Pipeline LP	9,439	411,257
Plains GP Holdings LP, Class A	14,547	375,894
QEP Midstream Partners LP	1,424	24,963
QEP Resources, Inc.	4,227	78,242
Quicksilver Resources, Inc. (I)	4,280	115
Range Resources Corp.	4,067	200,828
Renewable Energy Group, Inc. (I)	1,196	13,826
Resolute Energy Corp. (I)	2,211	2,137
REX American Resources Corp. (I)	197	12,537
Rhino Resource Partners LP	1,123	1,527
Rice Energy, Inc. (I)	2,920	60,824
Rose Rock Midstream LP	937	43,805
Rosetta Resources, Inc. (I)	1,863	43,110
RSP Permian, Inc. (I)	2,005	56,361
Sabine Oil & Gas Corp. (I)	2,769	199
Sanchez Energy Corp. (I)(L)	1,465	14,357
SandRidge Energy, Inc. (I)(L)	10,864	9,528
SandRidge Mississippian Trust	505	2,172
SemGroup Corp., Class A	1,031	81,944
Ship Finance International, Ltd. (L)	2,094	34,174
SM Energy Company	1,585	73,100
Southwestern Energy Company (I)	9,239	210,002
Spectra Energy Corp.	15,988	521,209
Spectra Energy Partners LP	6,980	321,778
Stone Energy Corp. (I)	1,292	16,266
Summit Midstream Partners LP	1,081	35,716
Sunoco Logistics Partners LP	5,445	207,073
Sunoco LP	522	23,647
Swift Energy Company (I)(L)	1,049	2,129
Synergy Resources Corp. (I)	2,510	28,689
Syntroleum Corp. (I)	371	247
Tallgrass Energy Partners LP	1,334	64,139
Targa Resources Corp.	1,225	109,295
Targa Resources Partners LP	4,258	164,359
TC PipeLines LP	1,494	85,158
Teekay Corp.	1,672	71,595
Tengasco, Inc. (I)	10,700	2,857
Tesoro Corp.	2,986	252,048
Tesoro Logistics LP	1,919	109,613
The Williams Companies, Inc.	17,798	1,021,427
Transmontaigne Partners LP	375	14,250
Triangle Petroleum Corp. (I)(L)	2,167	10,878
Ultra Petroleum Corp. (I)(L)	3,463	43,357
Uranium Energy Corp. (I)	2,161	3,436
Uranium Resources, Inc. (I)	370	348
US Energy Corp. (I)	1,052	557
VAALCO Energy, Inc. (I)	1,471	3,148
Valero Energy Corp.	12,227	765,410
Valero Energy Partners LP	1,400	71,512
Viper Energy Partners LP	1,860	36,623
Voc Energy Trust	1,007	5,710
W&T Offshore, Inc. (L)	1,817	9,957
Western Gas Equity Partners LP	4,999	299,940
Western Gas Partners LP	3,028	191,884
Western Refining Logistics LP	1,243	36,532
Western Refining, Inc.	2,296	100,152

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Westmoreland Coal Company (I)	461	$9,580
Westmoreland Resource Partner	664	6,076
Whiting Petroleum Corp. (I)	4,960	166,656
World Fuel Services Corp.	1,687	80,892
World Point Terminals LP	1,085	18,619
WPX Energy, Inc. (I)	4,651	57,114
Yuma Energy Inc (I)	2,484	1,267
Zaza Energy Corp. (I)	252	199
Zion Oil & Gas, Inc. (I)	1,070	2,044
		42,337,127
		49,123,222
Financials - 17.4%
Banks - 5.6%
1st Source Corp.	623	21,257
Ameriana Bancorp	334	7,111
Ameris Bancorp	1,022	25,846
AmeriServ Financial, Inc.	1,409	4,692
Arrow Financial Corp.	966	26,111
Associated Banc-Corp.	3,482	70,580
Banc of California, Inc.	1,252	17,215
BancFirst Corp.	455	29,780
BancorpSouth, Inc.	2,445	62,983
Bank of America Corp.	250,930	4,270,829
Bank of Hawaii Corp.	1,017	67,814
Bank of the Ozarks, Inc.	2,035	93,101
BankUnited, Inc.	2,340	84,076
Banner Corp.	543	26,026
Bar Harbor Bankshares	390	13,818
BB&T Corp.	17,457	703,691
BBCN Bancorp, Inc.	1,800	26,622
Berkshire Hills Bancorp, Inc.	871	24,806
Blue Hills Bancorp, Inc. (I)	1,138	15,932
BNC Bancorp	1,033	19,968
BOK Financial Corp.	1,606	111,745
Boston Private Financial Holdings, Inc.	2,048	27,464
Bryn Mawr Bank Corp.	735	22,168
C1 Financial, Inc. (I)	591	11,454
Cascade Bancorp (I)	2,560	13,261
Cathay General Bancorp	1,995	64,738
CenterState Banks, Inc.	1,478	19,968
Central Pacific Financial Corp.	1,237	29,379
Century Bancorp, Inc., Class A	407	16,549
Chemical Financial Corp.	849	28,068
CIT Group, Inc.	4,342	201,860
Citigroup, Inc.	72,334	3,995,730
Citizens & Northern Corp.	901	18,516
Citizens Financial Group, Inc.	12,931	353,146
City Holding Company (L)	491	24,182
City National Corp.	1,277	115,428
CNB Financial Corp.	935	17,204
CoBiz Financial, Inc.	1,378	18,010
Columbia Banking System, Inc.	1,552	50,502
Comerica, Inc.	4,208	215,955
Commerce Bancshares, Inc.	2,248	105,139
Community Bank Systems, Inc.	1,131	42,718
Community Trust Bancorp, Inc.	688	23,991
ConnectOne Bancorp, Inc.	880	18,946
Cullen/Frost Bankers, Inc.	1,423	111,819
CVB Financial Corp.	2,887	50,840
Eagle Bancorp, Inc. (I)	732	32,179
East West Bancorp, Inc.	3,355	150,371
FCB Financial Holdings, Inc., Class A (I)	1,074	34,153

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	19,352	$402,909
Financial Institutions, Inc.	968	24,045
First BanCorp (I)	5,138	24,765
First Bancorp North Carolina	1,310	21,851
First Citizens BancShares, Inc., Class A	285	74,966
First Commonwealth Financial Corp.	2,339	22,431
First Community Bancshares, Inc.	889	16,198
First Financial Bancorp	1,424	25,547
First Financial Bankshares, Inc. (L)	1,681	58,230
First Financial Corp.	561	20,061
First Horizon National Corp.	5,833	91,403
First Interstate BancSystem, Inc., Class A	1,225	33,982
First Merchants Corp.	1,107	27,343
First Midwest Bancorp, Inc.	1,885	35,758
First NBC Bank Holding Company (I)	623	22,428
First Niagara Financial Group, Inc.	8,891	83,931
First Republic Bank	3,209	202,263
First Security Group, Inc. (I)	2,065	5,059
FirstMerit Corp.	4,080	84,986
Flushing Financial Corp.	1,135	23,846
FNB Corp.	4,256	60,946
Franklin Financial Network, Inc. (I)	661	15,163
German American Bancorp, Inc.	661	19,466
Glacier Bancorp, Inc.	1,833	53,927
Great Western Bancorp, Inc.	1,425	34,357
Guaranty Bancorp	978	16,147
Hancock Holding Company	2,058	65,671
Hanmi Financial Corp.	938	23,300
Heartland Financial USA, Inc.	556	20,694
Heritage Financial Corp.	1,425	25,465
Hilltop Holdings, Inc. (I)	2,495	60,105
Home BancShares, Inc.	1,601	58,533
Huntington Bancshares, Inc.	19,355	218,905
IBERIABANK Corp.	942	64,273
Independent Bank Corp. (Massachusetts)	685	32,120
Independent Bank Corp. (Michigan)	832	11,282
Independent Bank Group, Inc.	554	23,767
International Bancshares Corp.	1,624	43,637
Investors Bancorp, Inc.	8,116	99,827
JPMorgan Chase & Co.	88,821	6,018,511
KeyCorp	20,287	304,711
Lakeland Financial Corp.	608	26,369
LegacyTexas Financial Group, Inc.	1,099	33,190
LNB Bancorp, Inc.	567	10,490
M&T Bank Corp.	3,100	387,283
MB Financial, Inc.	1,784	61,441
Mercantile Bank Corp.	756	16,186
Metro Bancorp, Inc.	633	16,547
MutualFirst Financial, Inc.	388	9,013
National Bank Holdings Corp., Class A	1,436	29,912
National Bankshares, Inc. (L)	637	18,639
National Penn Bancshares, Inc.	4,066	45,864
NBT Bancorp, Inc.	992	25,961
Northrim BanCorp, Inc.	514	13,174
OFG Bancorp	1,164	12,420
Old National Bancorp	3,241	46,865
Pacific Continental Corp.	1,610	21,783
Pacific Premier Bancorp, Inc. (I)	998	16,926
PacWest Bancorp	2,500	116,900
Park National Corp.	373	32,589
Penson Worldwide, Inc. (I)	1,757	7
People’s United Financial, Inc.	6,887	111,638
Peoples Bancorp, Inc.	1,005	23,457

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	963	$52,358
Popular, Inc. (I)	2,351	67,850
Porter Bancorp, Inc. (I)	600	954
Preferred Bank	805	24,190
PrivateBancorp, Inc.	1,932	76,932
Prosperity Bancshares, Inc.	1,581	91,287
Regions Financial Corp.	31,682	328,226
Renasant Corp.	894	29,144
Republic Bancorp, Inc., Class A	983	25,263
Republic First Bancorp, Inc. (I)(L)	3,700	12,839
S&T Bancorp, Inc.	834	24,678
Sandy Spring Bancorp, Inc.	750	20,985
ServisFirst Bancshares, Inc.	655	24,608
Sierra Bancorp	1,195	20,685
Signature Bank (I)	1,184	173,326
Simmons First National Corp., Class A	693	32,349
South State Corp.	607	46,126
Southside Bancshares, Inc.	712	20,812
Sterling Bancorp	2,371	34,854
Stock Yards Bancorp, Inc.	611	23,090
Suffolk Bancorp	619	15,884
SunTrust Banks, Inc.	12,353	531,426
Susquehanna Bancshares, Inc.	4,360	61,563
SVB Financial Group (I)	1,210	174,216
Synovus Financial Corp.	3,289	101,367
Talmer Bancorp, Inc., Class A	1,719	28,793
TCF Financial Corp.	4,229	70,244
Texas Capital Bancshares, Inc. (I)	1,138	70,829
The Bancorp, Inc. (I)	1,064	9,874
The First of Long Island Corp.	832	23,063
The PNC Financial Services Group, Inc.	12,345	1,180,799
Towne Bank (L)	1,624	26,455
TriState Capital Holdings, Inc. (I)	1,159	14,986
Trustmark Corp.	1,815	45,339
U.S. Bancorp	42,390	1,839,726
UMB Financial Corp.	1,083	61,753
Umpqua Holdings Corp.	5,147	92,595
Union Bankshares Corp.	1,081	25,122
United Bankshares, Inc.	1,602	64,448
United Community Banks, Inc.	1,765	36,836
United Security Bancshares, Inc.	739	5,949
Univest Corp. of Pennsylvania	1,351	27,506
Valley National Bancorp	5,639	58,138
Washington Trust Bancorp, Inc.	492	19,424
Webster Financial Corp.	2,088	82,580
Wells Fargo & Company	122,714	6,901,435
WestAmerica Bancorp.	712	36,063
Western Alliance Bancorp (I)	2,136	72,111
Wilshire Bancorp, Inc.	2,050	25,892
Wintrust Financial Corp.	1,120	59,786
Yadkin Financial Corp. (I)	957	20,049
Zions Bancorporation	4,758	150,995
		34,253,006
Capital markets - 2.6%
Affiliated Managers Group, Inc. (I)	1,299	283,961
AllianceBernstein Holding LP	2,389	70,547
American Capital, Ltd. (I)	6,440	87,262
Ameriprise Financial, Inc.	4,326	540,447
Apollo Investment Corp. (L)	5,361	37,956
Ares Capital Corp.	6,872	113,113
Ares Management LP	1,977	36,575
Arlington Asset Investment Corp., Class A	677	13,242

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A	1,735	$80,608
Ashford, Inc. (I)	93	8,116
BGC Partners, Inc., Class A	5,516	48,265
BlackRock Kelso Capital Corp.	1,786	16,324
BlackRock, Inc.	3,940	1,363,161
Calamos Asset Management, Inc., Class A	1,209	14,810
Capitala Finance Corp.	845	13,182
Cohen & Steers, Inc.	1,079	36,772
Cowen Group, Inc., Class A (I)	2,816	18,022
E*TRADE Financial Corp. (I)	7,014	210,069
Eaton Vance Corp.	2,769	108,351
Ellington Financial LLC	739	13,679
Evercore Partners, Inc., Class A	903	48,726
Federated Investors, Inc., Class B	2,537	84,964
Fifth Street Asset Management, Inc.	1,595	16,397
Fifth Street Finance Corp.	3,923	25,696
Financial Engines, Inc. (L)	1,195	50,764
Fortress Investment Group LLC, Class A	10,733	78,351
Franklin Resources, Inc.	14,861	728,635
FS Investment Corp.	5,317	52,319
Full Circle Capital Corp.	2,239	7,993
FXCM, Inc., Class A	1,105	1,602
GAMCO Investors, Inc., Class A	622	42,738
GFI Group, Inc. (I)(L)	4,725	27,878
Gladstone Capital Corp.	1,332	10,523
Gladstone Investment Corp.	1,494	11,877
Golub Capital BDC, Inc.	1,383	22,902
Greenhill & Company, Inc.	703	29,055
Harris & Harris Group, Inc. (I)	1,138	3,130
Hercules Technology Growth Capital, Inc.	1,774	20,490
HFF, Inc., Class A	916	38,225
Horizon Technology Finance Corp.	716	9,079
Interactive Brokers Group, Inc., Class A	1,373	57,062
Invesco, Ltd.	10,255	384,460
Investment Technology Group, Inc.	961	23,833
Janus Capital Group, Inc.	4,317	73,907
Ladenburg Thalmann Financial Services, Inc. (I)	4,635	16,223
Lazard, Ltd., Class A	2,908	163,546
Legg Mason, Inc.	2,604	134,184
LPL Financial Holdings, Inc.	2,228	103,580
Main Street Capital Corp. (L)	1,117	35,643
MCG Capital Corp.	2,772	12,640
Medallion Financial Corp.	722	6,029
Medley Capital Corp.	1,736	15,468
Moelis & Company, Class A	1,259	36,146
Monroe Capital Corp.	606	9,029
Morgan Stanley	46,702	1,811,571
MVC Capital, Inc.	1,286	13,117
New Mountain Finance Corp. (L)	1,367	19,808
Newtek Business Services Corp.	445	7,885
Northern Trust Corp.	5,501	420,606
Northstar Asset Management, Inc.	4,555	84,222
Oaktree Capital Group LLC	3,643	193,735
Och-Ziff Capital Management Group LLC, Class A	11,717	143,182
Oppenheimer Holdings, Inc., Class A	428	11,248
PennantPark Investment Corp.	1,523	13,372
Piper Jaffray Companies (I)	361	15,754
Prospect Capital Corp. (L)	7,922	58,385
Pzena Investment Management, Inc., Class A	2,091	23,106
Raymond James Financial, Inc.	3,380	201,380

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
RCS Capital Corp., Class A (I)	2,107	$16,140
Saratoga Investment Corp.	446	7,658
SEI Investments Company	4,015	196,855
Silvercrest Asset Management Group, Inc.	760	10,686
Solar Capital, Ltd.	945	17,010
Solar Senior Capital, Ltd.	600	9,462
State Street Corp.	9,811	755,447
Stellus Capital Investment Corp.	533	6,076
Stifel Financial Corp. (I)	1,589	91,749
T. Rowe Price Group, Inc.	6,169	479,516
TCP Capital Corp.	1,223	18,700
TD Ameritrade Holding Corp.	13,006	478,881
The Bank of New York Mellon Corp.	26,607	1,116,696
The Blackstone Group LP	12,667	517,700
The Carlyle Group LP	1,717	48,334
The Charles Schwab Corp.	31,313	1,022,369
The Goldman Sachs Group, Inc.	10,365	2,164,108
THL Credit, Inc.	1,140	13,167
TICC Capital Corp.	1,539	10,342
TPG Specialty Lending, Inc.	1,156	19,652
Triangle Capital Corp.	914	21,424
TriplePoint Venture Growth BDC Corp.	664	8,951
U.S. Global Investors, Inc., Class A	1,559	4,334
Virtu Financial, Inc., Class A (I)	3,420	80,302
Virtus Investment Partners, Inc.	232	30,682
Waddell & Reed Financial, Inc., Class A	1,952	92,349
Walter Investment Management Corp. (I)	929	21,246
Westwood Holdings Group, Inc.	304	18,109
Whitehorse Finance, Inc.	944	11,951
WisdomTree Investments, Inc. (L)	3,238	71,123
		15,875,946
Consumer finance - 0.9%
American Express Company	24,305	1,888,985
Atlanticus Holdings Corp. (I)	1,048	3,699
Capital One Financial Corp.	13,127	1,154,782
Cash America International, Inc.	711	18,621
Credit Acceptance Corp. (I)	482	118,659
Discover Financial Services	10,600	610,772
Encore Capital Group, Inc. (I)(L)	614	26,242
Enova International, Inc. (I)	650	12,142
Ezcorp, Inc., Class A (I)	1,228	9,124
First Cash Financial Services, Inc. (I)	673	30,682
Green Dot Corp., Class A (I)	1,419	27,131
Imperial Holdings, Inc. (I)	1,420	8,222
Navient Corp.	9,300	169,353
Nelnet, Inc., Class A	1,071	46,385
PRA Group, Inc. (I)	1,203	74,959
Santander Consumer USA Holdings, Inc. (I)	8,373	214,098
SLM Corp. (I)	10,289	101,552
Springleaf Holdings, Inc. (I)	3,202	147,004
Synchrony Financial (I)(L)	19,759	650,664
The First Marblehead Corp. (I)	358	2,062
		5,315,138
Diversified financial services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	57,603	7,840,344
CBOE Holdings, Inc.	1,984	113,524
CME Group, Inc.	8,035	747,737
Gain Capital Holdings, Inc.	1,162	11,109
Intercontinental Exchange, Inc.	2,680	599,275
Leucadia National Corp.	8,626	209,439
Life Partners Holdings, Inc.	788	8
MarketAxess Holdings, Inc.	873	80,988

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Marlin Business Services Corp.	471	$7,950
McGraw-Hill Financial, Inc.	6,508	653,729
Moody’s Corp.	4,989	538,612
MSCI, Inc.	2,626	161,630
NewStar Financial, Inc. (I)	1,315	14,465
On Deck Capital, Inc. (I)	1,683	19,489
PHH Corp. (I)	1,363	35,479
PICO Holdings, Inc. (I)	659	9,700
The NASDAQ OMX Group, Inc.	4,021	196,265
Voya Financial, Inc.	5,754	267,388
		11,507,131
Insurance - 2.6%
Aflac, Inc.	10,515	654,033
Alleghany Corp. (I)	391	183,285
American Equity Investment Life Holding Company	1,878	50,668
American Financial Group, Inc.	2,113	137,430
American International Group, Inc.	32,920	2,035,114
American National Insurance Company	717	73,363
AMERISAFE, Inc.	520	24,471
AmTrust Financial Services, Inc. (L)	1,934	126,696
Arch Capital Group, Ltd. (I)	2,904	194,452
Argo Group International Holdings, Ltd.	657	36,595
Arthur J. Gallagher & Company	3,872	183,146
Aspen Insurance Holdings, Ltd.	1,417	67,874
Assurant, Inc.	1,589	106,463
Assured Guaranty, Ltd.	3,648	87,516
Axis Capital Holdings, Ltd.	2,349	125,366
Baldwin & Lyons, Inc., Class B	834	19,199
Brown & Brown, Inc.	3,305	108,602
Cincinnati Financial Corp.	3,911	196,254
CNA Financial Corp.	6,192	236,596
CNO Financial Group, Inc.	4,728	86,759
Crawford & Company, Class B	1,640	13,825
eHealth, Inc. (I)	439	5,571
Employers Holdings, Inc.	815	18,566
Endurance Specialty Holdings, Ltd.	964	63,335
Enstar Group, Ltd. (I)	365	56,557
Erie Indemnity Company, Class A	1,141	93,642
Everest Re Group, Ltd.	1,215	221,142
Federated National Holding Company	385	9,317
Fidelity & Guaranty Life	1,517	35,847
First American Financial Corp.	2,568	95,555
FNF Group	6,767	250,311
Genworth Financial, Inc., Class A (I)	12,616	95,503
HCC Insurance Holdings, Inc.	2,354	180,881
HCI Group, Inc.	331	14,634
Health Insurance Innovations, Inc. (I)	1,218	6,053
Heritage Insurance Holdings, Inc. (I)	903	20,760
Horace Mann Educators Corp.	1,077	39,181
Infinity Property & Casualty Corp.	294	22,297
Investors Title Company	166	11,768
Kansas City Life Insurance Company	529	24,181
Kemper Corp.	1,498	57,748
Lincoln National Corp.	6,117	362,249
Loews Corp.	8,870	341,584
Maiden Holdings, Ltd.	1,994	31,465
Markel Corp. (I)	339	271,431
Marsh & McLennan Companies, Inc.	12,786	724,966
MBIA, Inc. (I)	4,550	27,346
Meadowbrook Insurance Group, Inc.	1,995	17,157
Mercury General Corp.	1,321	73,514
MetLife, Inc.	26,774	1,499,076

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Montpelier Re Holdings, Ltd.	1,014	$40,053
National General Holdings Corp.	2,420	50,409
National Interstate Corp.	857	23,413
Old Republic International Corp.	6,658	104,065
OneBeacon Insurance Group, Ltd., Class A	3,271	47,462
PartnerRe, Ltd.	1,085	139,423
Patriot National, Inc. (I)	905	14,480
Primerica, Inc.	1,305	59,625
Principal Financial Group, Inc.	6,975	357,748
ProAssurance Corp.	1,354	62,568
Prudential Financial, Inc.	10,831	947,929
Reinsurance Group of America, Inc.	1,618	153,500
RenaissanceRe Holdings, Ltd.	1,044	105,976
RLI Corp.	1,092	56,118
Safety Insurance Group, Inc.	503	29,028
Selective Insurance Group, Inc.	1,417	39,747
StanCorp Financial Group, Inc.	1,053	79,617
State Auto Financial Corp.	1,117	26,752
State National Companies, Inc.	1,659	17,967
Stewart Information Services Corp.	683	27,183
Symetra Financial Corp.	2,935	70,939
The Allstate Corp.	9,909	642,797
The Chubb Corp.	5,498	523,080
The Hanover Insurance Group, Inc.	1,084	80,249
The Hartford Financial Services Group, Inc.	10,083	419,150
The Navigators Group, Inc. (I)	351	27,224
The Phoenix Companies, Inc. (I)	217	3,958
The Progressive Corp.	14,145	393,655
The Travelers Companies, Inc.	7,655	739,932
Torchmark Corp.	3,038	176,872
United Fire Group, Inc.	746	24,439
United Insurance Holdings Corp.	687	10,676
Universal Insurance Holdings, Inc.	966	23,377
Unum Group	6,090	217,718
Validus Holdings, Ltd.	1,722	75,751
W.R. Berkley Corp.	3,047	158,231
White Mountains Insurance Group, Ltd.	136	89,072
		15,479,527
Real estate investment trusts - 3.4%
Acadia Realty Trust	1,698	49,429
AG Mortgage Investment Trust, Inc.	872	15,068
Agree Realty Corp.	612	17,852
Alexander’s, Inc.	132	54,120
Alexandria Real Estate Equities, Inc.	1,681	147,020
Altisource Residential Corp., Class B	1,526	25,713
American Assets Trust, Inc.	1,121	43,954
American Campus Communities, Inc.	2,556	96,336
American Capital Agency Corp.	8,021	147,346
American Capital Mortgage Investment Corp.	1,180	18,868
American Homes 4 Rent, Class A	5,193	83,296
American Realty Capital Properties, Inc.	22,102	179,689
American Residential Properties, Inc. (I)	1,082	20,017
American Tower Corp.	9,986	931,594
Annaly Capital Management, Inc.	21,725	199,653
Anworth Mortgage Asset Corp.	3,235	15,949
Apartment Investment & Management Company, Class A	3,646	134,647
Apollo Commercial Real Estate Finance, Inc.	1,131	18,582
Apollo Residential Mortgage, Inc.	942	13,838
Arbor Realty Trust, Inc.	2,192	14,818
Ares Commercial Real Estate Corp.	1,441	16,413
ARMOUR Residential REIT, Inc.	8,542	24,003
Ashford Hospitality Prime, Inc.	1,347	20,232

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Ashford Hospitality Trust, Inc.	3,242	$27,427
Associated Estates Realty Corp.	1,509	43,203
AvalonBay Communities, Inc.	3,120	498,794
BioMed Realty Trust, Inc.	4,852	93,838
Blackstone Mortgage Trust, Inc., Class A	1,873	52,107
Bluerock Residential Growth Reit, Inc.	1,087	13,761
Boston Properties, Inc.	3,630	439,375
Brandywine Realty Trust	4,232	56,201
Brixmor Property Group, Inc.	7,038	162,789
Camden Property Trust	2,001	148,634
Campus Crest Communities, Inc.	1,960	10,858
Capstead Mortgage Corp.	2,151	23,876
CareTrust REIT, Inc.	1,184	15,001
CatchMark Timber Trust, Inc., Class A	1,518	17,563
CBL & Associates Properties, Inc.	3,918	63,472
Chambers Street Properties	5,839	46,420
Chatham Lodging Trust	1,014	26,841
Chesapeake Lodging Trust	1,393	42,459
Colony Financial, Inc.	2,462	55,764
Columbia Property Trust, Inc.	2,913	71,514
Communications Sales & Leasing, Inc.	3,640	89,981
CorEnergy Infrastructure Trust, Inc.	2,087	13,190
CoreSite Realty Corp.	722	32,808
Corporate Office Properties Trust	2,380	56,025
Corrections Corp. of America	2,676	88,522
Cousins Properties, Inc.	5,383	55,876
Crown Castle International Corp.	7,910	635,173
CubeSmart	3,931	91,042
CyrusOne, Inc.	1,231	36,253
CYS Investments, Inc.	2,071	16,009
DCT Industrial Trust, Inc.	2,000	62,880
DDR Corp.	8,843	136,713
DiamondRock Hospitality Company	4,943	63,320
Digital Realty Trust, Inc.	3,199	213,309
Douglas Emmett, Inc.	3,392	91,380
Duke Realty Corp.	8,404	156,062
DuPont Fabros Technology, Inc.	1,651	48,622
Dynex Capital, Inc.	1,997	15,217
Easterly Government Properties	1,056	16,812
EastGroup Properties, Inc.	779	43,803
Education Realty Trust, Inc.	1,205	37,789
Empire State Realty Trust, Inc., Class A	2,633	44,919
EPR Properties	1,338	73,296
Equity Commonwealth (I)	3,285	84,326
Equity LifeStyle Properties, Inc.	1,974	103,793
Equity One, Inc.	3,082	71,934
Equity Residential	8,695	610,128
Essex Property Trust, Inc.	1,518	322,575
Excel Trust, Inc.	1,798	28,354
Extra Space Storage, Inc.	2,791	182,029
Federal Realty Investment Trust	1,595	204,304
FelCor Lodging Trust, Inc.	3,209	31,705
First Industrial Realty Trust, Inc.	2,658	49,784
First Potomac Realty Trust	2,501	25,760
Five Oaks Investment Corp.	910	7,599
Franklin Street Properties Corp.	2,442	27,619
Gaming and Leisure Properties, Inc.	2,719	99,679
General Growth Properties, Inc.	21,227	544,685
Getty Realty Corp.	1,062	17,374
Gladstone Commercial Corp.	1,238	20,501
Government Properties Income Trust	1,666	30,904
Gramercy Property Trust, Inc.	1,459	34,097
Great Ajax Corp.	1,201	17,030

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	851	$17,063
Hatteras Financial Corp.	2,201	35,876
HCP, Inc.	10,854	395,845
Health Care REIT, Inc.	8,191	537,575
Healthcare Realty Trust, Inc.	2,408	56,010
Healthcare Trust of America, Inc., Class A	2,968	71,084
Hersha Hospitality Trust	1,287	32,992
Highwoods Properties, Inc.	2,196	87,730
Home Properties, Inc.	1,318	96,280
Hospitality Properties Trust	3,527	101,648
Host Hotels & Resorts, Inc.	18,148	359,875
Hudson Pacific Properties, Inc.	2,199	62,386
Independence Realty Trust, Inc.	2,252	16,958
InfraREIT, Inc. (I)	1,129	32,018
Inland Real Estate Corp.	2,409	22,693
Invesco Mortgage Capital, Inc.	2,791	39,967
Investors Real Estate Trust	4,240	30,274
Iron Mountain, Inc.	4,985	154,535
iStar Financial, Inc. (I)	2,248	29,943
Kilroy Realty Corp.	2,071	139,068
Kimco Realty Corp.	9,873	222,537
Kite Realty Group Trust	2,004	49,038
Lamar Advertising Company, Class A	2,209	126,973
LaSalle Hotel Properties	2,682	95,104
Lexington Realty Trust	5,628	47,725
Liberty Property Trust	3,554	114,510
LTC Properties, Inc.	965	40,144
Mack-Cali Realty Corp.	2,086	38,445
Medical Properties Trust, Inc.	4,906	64,318
MFA Financial, Inc.	8,287	61,241
Mid-America Apartment Communities, Inc.	1,773	129,092
Monmouth Real Estate Investment Corp., Class A	1,889	18,361
Monogram Residential Trust, Inc. (L)	4,549	41,032
National Health Investors, Inc.	901	56,132
National Retail Properties, Inc.	2,941	102,964
New Residential Investment Corp.	4,422	67,391
New Senior Investment Group Inc	1,798	24,039
New York Mortgage Trust, Inc.	2,737	20,473
New York REIT, Inc.	4,346	43,243
Newcastle Investment Corp.	1,798	7,947
NorthStar Realty Finance	8,249	131,159
Omega Healthcare Investors, Inc.	4,246	145,765
One Liberty Properties, Inc.	1,056	22,472
Orchid Island Capital, Inc.	669	7,499
Outfront Media, Inc.	3,109	78,471
Owens Realty Mortgage, Inc.	632	9,493
Paramount Group, Inc.	5,946	102,033
Parkway Properties, Inc.	3,123	54,465
Pebblebrook Hotel Trust	1,740	74,611
Pennsylvania Real Estate Investment Trust	1,656	35,339
PennyMac Mortgage Investment Trust	1,521	26,511
Physicians Realty Trust	1,640	25,190
Piedmont Office Realty Trust, Inc., Class A	3,612	63,535
Plum Creek Timber Company, Inc.	4,045	164,106
Post Properties, Inc.	1,263	68,669
Potlatch Corp.	951	33,589
Preferred Apartment Communities, Inc.	1,158	11,522
Prologis, Inc.	12,328	457,369
PS Business Parks, Inc.	702	50,649
Public Storage	4,098	755,548
QTS Realty Trust, Inc., Class A	958	34,919

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Ramco-Gershenson Properties Trust	2,242	$36,589
Rayonier, Inc.	3,128	79,920
Realty Income Corp.	5,281	234,424
Redwood Trust, Inc.	2,106	33,064
Regency Centers Corp.	2,236	131,879
Resource Capital Corp.	3,205	12,403
Retail Opportunity Investments Corp.	2,239	34,973
Retail Properties of America, Inc., Class A	5,457	76,016
Rexford Industrial Realty, Inc.	1,649	24,042
RLJ Lodging Trust	3,050	90,829
Rouse Properties, Inc.	1,430	23,381
Ryman Hospitality Properties	1,232	65,432
Sabra Health Care REIT, Inc.	1,535	39,511
Saul Centers, Inc.	601	29,563
Select Income REIT	2,137	44,108
Senior Housing Properties Trust	5,378	94,384
Silver Bay Realty Trust Corp.	1,100	17,919
Simon Property Group, Inc.	7,484	1,294,882
SL Green Realty Corp.	2,318	254,725
Sovran Self Storage, Inc.	854	74,221
Spirit Realty Capital, Inc.	9,832	95,075
STAG Industrial, Inc.	1,797	35,940
Starwood Property Trust, Inc.	5,232	112,854
Starwood Waypoint Residential Trust	918	21,812
Store Capital Corp.	2,765	55,577
Strategic Hotels & Resorts, Inc. (I)	6,951	84,246
Summit Hotel Properties, Inc.	2,378	30,938
Sun Communities, Inc.	1,244	76,917
Sunstone Hotel Investors, Inc.	5,081	76,266
Tanger Factory Outlet Centers	2,168	68,726
Taubman Centers, Inc.	1,475	102,513
Terreno Realty Corp.	1,284	25,295
The Macerich Company	3,705	276,393
Two Harbors Investment Corp.	7,848	76,440
UDR, Inc.	6,099	195,351
UMH Properties, Inc.	1,789	17,532
Urban Edge Properties	2,505	52,079
Urstadt Biddle Properties, Inc.	242	4,138
Urstadt Biddle Properties, Inc., Class A	1,203	22,472
Ventas, Inc.	7,849	487,344
Vornado Realty Trust	4,513	428,419
Washington Real Estate Investment Trust	1,849	47,982
Weingarten Realty Investors	2,862	93,559
Western Asset Mortgage Capital Corp.	1,122	16,572
Weyerhaeuser Company	12,375	389,813
Wheeler Real Estate Investment Trust, Inc.	1,681	3,412
Whitestone REIT	1,408	18,332
Winthrop Realty Trust	1,052	15,938
WP Carey, Inc.	2,458	144,875
WP Glimcher, Inc.	4,412	59,694
ZAIS Financial Corp.	503	8,134
		20,711,861
Real estate management and development - 0.2%
Alexander & Baldwin, Inc.	1,192	46,965
American Spectrum Realty, Inc. (I)	265	13
AV Homes, Inc. (I)	996	14,313
CBRE Group, Inc., Class A (I)	7,904	292,448
Forest City Enterprises, Inc., Class A (I)	4,623	102,168
Forestar Group, Inc. (I)	1,047	13,779
FRP Holdings, Inc. (I)	434	14,075
Jones Lang LaSalle, Inc.	1,057	180,747
Kennedy-Wilson Holdings, Inc.	2,289	56,287
Marcus & Millichap, Inc. (I)	862	39,773

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Tejon Ranch Company (I)	488	$12,546
The Howard Hughes Corp. (I)	963	138,229
The St. Joe Company (I)	2,200	34,166
		945,509
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	2,156	29,731
Bank Mutual Corp.	3,105	23,815
BankFinancial Corp.	1,249	14,713
BBX Capital Corp., Class A (I)	806	13,089
Beneficial Bancorp, Inc. (I)	2,114	26,404
BofI Holding, Inc. (I)	392	41,438
Capitol Federal Financial, Inc.	3,236	38,961
Charter Financial Corp.	1,145	14,209
Clifton Bancorp, Inc.	1,200	16,788
Dime Community Bancshares, Inc.	1,286	21,785
Doral Financial Corp. (I)	195	68
EverBank Financial Corp.	2,690	52,859
Federal Agricultural Mortgage Corp., Class C	323	9,386
Federal Home Loan Mortgage Corp. (I)(L)	15,491	34,235
Federal National Mortgage Association (I)(L)	27,693	64,386
Flagstar Bancorp, Inc. (I)	1,507	27,849
Fox Chase Bancorp, Inc.	1,439	24,348
HF Financial Corp.	665	10,088
HomeStreet, Inc. (I)	713	16,271
Hudson City Bancorp, Inc.	12,343	121,949
IMPAC Mortgage Holdings, Inc. (I)	266	5,091
Ladder Capital Corp., Class A	2,354	40,842
Lake Sunapee Bank Group	812	11,717
LendingTree, Inc. (I)	326	25,627
Meridian Bancorp, Inc. (I)	1,812	24,299
MGIC Investment Corp. (I)	8,139	92,622
New York Community Bancorp, Inc.	9,668	177,698
Northfield Bancorp, Inc.	1,901	28,610
Northwest Bancshares, Inc.	2,417	30,986
OceanFirst Financial Corp.	1,130	21,075
Ocwen Financial Corp. (I)(L)	2,993	30,529
Oritani Financial Corp.	1,190	19,100
Provident Financial Services, Inc.	1,750	33,233
Radian Group, Inc.	4,589	86,090
Security National Financial Corp., Class A (I)	463	3,116
SI Financial Group, Inc.	981	11,419
Territorial Bancorp, Inc.	555	13,464
TFS Financial Corp.	7,203	121,154
TrustCo Bank Corp.	2,802	19,698
United Community Financial Corp.	1,925	10,299
United Financial Bancorp, Inc.	1,528	20,552
Walker & Dunlop, Inc. (I)	894	23,906
Washington Federal, Inc.	2,085	48,685
Westfield Financial, Inc.	1,537	11,235
WSFS Financial Corp.	900	24,615
		1,538,034
		105,626,152
Health care - 13.4%
Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (I)	2,422	101,433
Acceleron Pharma, Inc. (I)	885	28,001
Achillion Pharmaceuticals, Inc. (I)	2,923	25,898
Acorda Therapeutics, Inc. (I)	997	33,230
Aduro Biotech, Inc. (I)	1,449	43,948
Advaxis, Inc. (I)	705	14,333
Aegerion Pharmaceuticals, Inc. (I)(L)	693	13,146

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Affymax, Inc.	914	$87
Agenus, Inc. (I)	2,116	18,261
Agios Pharmaceuticals, Inc. (I)	891	99,026
Akebia Therapeutics, Inc. (I)	1,194	12,286
Alder Biopharmaceuticals, Inc. (I)	876	46,402
Alexion Pharmaceuticals, Inc. (I)	5,414	978,689
Alkermes PLC (I)	3,550	228,407
Alnylam Pharmaceuticals, Inc. (I)	2,012	241,178
AMAG Pharmaceuticals, Inc. (I)	703	48,549
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	18,083	2,776,102
Amicus Therapeutics, Inc. (I)	2,617	37,031
Anacor Pharmaceuticals, Inc. (I)	1,005	77,817
Applied Genetic Technologies Corp. (I)	426	6,535
Ardelyx, Inc. (I)	547	8,736
Arena Pharmaceuticals, Inc. (I)(L)	5,611	26,035
ARIAD Pharmaceuticals, Inc. (I)(L)	4,350	35,975
ArQule, Inc. (I)	1,903	3,045
Array BioPharma, Inc. (I)(L)	3,361	24,233
Asterias Biotherapeutics, Inc. (I)	151	695
Atara Biotherapeutics, Inc. (I)	628	33,133
aTyr Pharma, Inc. (I)	680	12,594
Avalanche Biotechnologies, Inc. (I)	534	8,672
AVEO Pharmaceuticals, Inc. (I)	937	1,630
Bellicum Pharmaceuticals, Inc. (I)	735	15,633
BIND Therapeutics, Inc. (I)	634	3,544
BioCryst Pharmaceuticals, Inc. (I)	2,070	30,905
Biogen, Inc. (I)	5,591	2,258,429
BioMarin Pharmaceutical, Inc. (I)	3,803	520,174
Biota Pharmaceuticals, Inc. (I)	4,178	8,648
BioTime, Inc. (I)(L)	2,574	9,344
Bluebird Bio, Inc. (I)	774	130,318
Blueprint Medicines Corp. (I)	706	18,702
CEL-SCI Corp. (I)	923	609
Celgene Corp. (I)	19,088	2,209,150
Celladon Corp. (I)	703	886
Celldex Therapeutics, Inc. (I)	2,434	61,385
Cepheid, Inc. (I)	1,746	106,768
Chimerix, Inc. (I)	1,016	46,939
Clovis Oncology, Inc. (I)	846	74,346
Coherus Biosciences, Inc. (I)	972	28,091
Curis, Inc. (I)	4,091	13,541
Cytokinetics, Inc. (I)	1,580	10,618
Cytori Therapeutics, Inc. (I)	4,643	2,586
Durata Therapeutics, Inc. (I)	722	599
Dyax Corp. (I)	3,331	88,272
Dynavax Technologies Corp. (I)(L)	804	18,834
Eagle Pharmaceuticals, Inc. (I)	378	30,565
Emergent BioSolutions, Inc. (I)	908	29,919
Enanta Pharmaceuticals, Inc. (I)	448	20,156
Enzon Pharmaceuticals, Inc.	1,758	2,110
Epirus Biopharmaceuticals, Inc. (I)	1,141	6,515
Epizyme, Inc. (I)(L)	1,122	26,928
Esperion Therapeutics, Inc. (I)	486	39,735
Exact Sciences Corp. (I)	2,201	65,458
Exelixis, Inc. (I)(L)	4,652	17,492
FibroGen, Inc. (I)	1,476	34,686
Five Prime Therapeutics, Inc. (I)	578	14,358
Flexion Therapeutics, Inc. (I)	500	10,945
Fortress Biotech, Inc. (I)	808	2,715
Foundation Medicine, Inc. (I)	860	29,102
Galena Biopharma, Inc. (I)	4,519	7,682
Genomic Health, Inc. (I)	747	20,759

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Geron Corp. (I)(L)	3,630	$15,536
Gilead Sciences, Inc.	35,478	4,153,764
GTx, Inc. (I)	7,366	10,828
Halozyme Therapeutics, Inc. (I)	2,949	66,588
Idera Pharmaceuticals, Inc. (I)(L)	3,698	13,720
Immune Design Corp. (I)	707	14,600
ImmunoCellular Therapeutics, Ltd. (I)	2,073	978
ImmunoGen, Inc. (I)	1,931	27,768
Immunomedics, Inc. (I)(L)	2,223	9,025
Incyte Corp. (I)	4,103	427,574
Infinity Pharmaceuticals, Inc. (I)	1,260	13,797
Inovio Pharmaceuticals, Inc. (I)(L)	2,196	17,919
Insmed, Inc. (I)	1,531	37,387
Insys Therapeutics, Inc. (I)(L)	1,808	64,943
Intercept Pharmaceuticals, Inc. (I)	545	131,552
Intrexon Corp. (I)(L)	2,507	122,342
Invitae Corp. (I)	887	13,199
Ironwood Pharmaceuticals, Inc. (I)	3,638	43,874
Isis Pharmaceuticals, Inc. (I)	2,873	165,341
Juno Therapeutics, Inc. (I)(L)	2,191	116,846
Keryx Biopharmaceuticals, Inc. (I)(L)	2,736	27,305
Kite Pharma, Inc. (I)(L)	1,023	62,372
KYTHERA Biopharmaceuticals, Inc. (I)	691	52,039
Lexicon Pharmaceuticals, Inc. (I)(L)	3,201	25,768
Ligand Pharmaceuticals, Inc. (I)	464	46,818
MacroGenics, Inc. (I)	697	26,465
MannKind Corp. (I)(L)	9,636	54,829
Medivation, Inc. (I)	1,866	213,097
Merrimack Pharmaceuticals, Inc. (I)(L)	2,436	30,121
MiMedx Group, Inc. (I)(L)	2,892	33,518
Momenta Pharmaceuticals, Inc. (I)	1,421	32,413
Myriad Genetics, Inc. (I)(L)	1,697	57,681
Nanosphere, Inc. (I)	77	249
Neuralstem, Inc. (I)(L)	2,608	5,060
Neurocrine Biosciences, Inc. (I)	1,998	95,424
NewLink Genetics Corp. (I)(L)	619	27,403
Northwest Biotherapeutics, Inc. (I)(L)	2,131	21,161
Novavax, Inc. (I)	6,532	72,766
Omthera Pharmaceuticals, Inc. (I)	598	368
OncoGenex Pharmaceuticals, Inc. (I)	486	1,132
OncoMed Pharmaceuticals, Inc. (I)	930	20,925
Onconova Therapeutics, Inc. (I)	648	1,536
Ophthotech Corp. (I)	874	45,500
OPKO Health, Inc. (I)(L)	10,836	174,243
Orexigen Therapeutics, Inc. (I)(L)	3,358	16,622
Osiris Therapeutics, Inc. (I)(L)	877	17,066
Otonomy, Inc. (I)	519	11,932
OvaScience, Inc. (I)(L)	722	20,887
PDL BioPharma, Inc. (L)	3,871	24,891
Pfenex, Inc. (I)	740	14,356
PharmAthene, Inc. (I)	2,050	3,690
Portola Pharmaceuticals, Inc. (I)	1,243	56,619
Progenics Pharmaceuticals, Inc. (I)	2,184	16,293
PTC Therapeutics, Inc. (I)	811	39,033
Puma Biotechnology, Inc. (I)(L)	760	88,730
Raptor Pharmaceutical Corp. (I)	2,154	34,012
Receptos, Inc. (I)	752	142,918
Recro Pharma, Inc. (I)	699	9,031
Regeneron Pharmaceuticals, Inc. (I)	2,445	1,247,268
Regulus Therapeutics, Inc. (I)(L)	1,345	14,741
Repligen Corp. (I)	766	31,613
Retrophin, Inc. (I)	849	28,144
Rigel Pharmaceuticals, Inc. (I)	2,154	6,914

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (I)	725	$52,925
Sangamo BioSciences, Inc. (I)	1,501	16,646
Sarepta Therapeutics, Inc. (I)(L)	1,043	31,738
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	3,051	147,668
SIGA Technologies, Inc. (I)	1,202	1,551
Spark Therapeutics, Inc. (I)	580	34,957
Spectrum Pharmaceuticals, Inc. (I)	1,952	13,352
Sunesis Pharmaceuticals, Inc. (I)	1,601	4,819
Synergy Pharmaceuticals, Inc. (I)(L)	2,510	20,833
Targacept, Inc. (I)	722	2,014
TESARO, Inc. (I)	1,012	59,495
Tetralogic Pharmaceuticals Corp. (I)	2,672	6,252
Ultragenyx Pharmaceutical, Inc. (I)	850	87,032
United Therapeutics Corp. (I)	1,103	191,867
Vanda Pharmaceuticals, Inc. (I)(L)	1,411	17,906
Vericel Corp. (I)	2,304	8,225
Versartis, Inc. (I)	943	14,352
Vertex Pharmaceuticals, Inc. (I)	5,780	713,714
Vital Therapies, Inc. (I)(L)	664	14,010
XBiotech, Inc. (I)	884	15,983
Xencor, Inc. (I)	877	19,268
XOMA Corp. (I)	4,093	15,881
Zafgen, Inc. (I)(L)	643	22,267
ZIOPHARM Oncology, Inc. (I)(L)	3,606	43,272
		20,979,423
Health care equipment and supplies - 1.7%
Abaxis, Inc.	590	30,373
Abbott Laboratories	35,988	1,766,291
ABIOMED, Inc. (I)	1,039	68,293
Accuray, Inc. (I)(L)	1,959	13,204
Alere, Inc. (I)	2,048	108,032
Align Technology, Inc. (I)	1,916	120,152
Allied Healthcare Products, Inc. (I)	1,783	2,621
Alphatec Holdings, Inc. (I)	6,729	9,286
Analogic Corp.	318	25,090
AngioDynamics, Inc. (I)	1,074	17,614
Anika Therapeutics, Inc. (I)	489	16,152
Atrion Corp.	62	24,323
Baxano Surgical, Inc. (I)	1,095	0
Baxter International, Inc.	12,937	904,684
Becton, Dickinson and Company	4,925	697,626
Biolase, Inc. (I)	1,230	2,140
Boston Scientific Corp. (I)	31,741	561,816
Bovie Medical Corp. (I)	2,283	6,370
C.R. Bard, Inc.	1,765	301,286
Cantel Medical Corp.	1,032	55,387
Cardiovascular Systems, Inc. (I)	758	20,049
CAS Medical Systems, Inc. (I)	5,285	6,765
Cogentix Medical, Inc. (I)	741	1,200
CONMED Corp.	658	38,342
CryoLife, Inc.	1,362	15,363
Cyberonics, Inc. (I)	593	35,260
Delcath Systems, Inc. (I)	78	75
DENTSPLY International, Inc.	3,355	172,950
DexCom, Inc. (I)	1,910	152,762
Edwards Lifesciences Corp. (I)	2,560	364,621
Endologix, Inc. (I)	1,563	23,976
Entellus Medical, Inc. (I)	617	15,962
EnteroMedics, Inc. (I)	2,044	1,267
Exactech, Inc. (I)	465	9,686
Fonar Corp. (I)	548	5,795
GenMark Diagnostics, Inc. (I)	1,303	11,805

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Globus Medical, Inc., Class A (I)	1,774	$45,539
Greatbatch, Inc. (I)	645	34,778
Haemonetics Corp. (I)	1,210	50,046
Halyard Health, Inc. (I)	1,088	44,064
HeartWare International, Inc. (I)	482	35,037
Hill-Rom Holdings, Inc.	1,350	73,346
Hologic, Inc. (I)	6,703	255,116
ICU Medical, Inc. (I)	360	34,438
IDEXX Laboratories, Inc. (I)	2,256	144,700
Inogen, Inc. (I)	402	17,929
Insulet Corp. (I)	1,332	41,272
Integra LifeSciences Holdings Corp. (I)	811	54,637
Intuitive Surgical, Inc. (I)	873	422,969
Invacare Corp.	804	17,391
K2M Group Holdings, Inc. (I)	1,052	25,269
Kewaunee Scientific Corp.	314	5,162
LDR Holding Corp. (I)	692	29,929
Masimo Corp. (I)	1,228	47,573
MELA Sciences, Inc. (I)	89	102
Meridian Bioscience, Inc.	1,077	20,075
Merit Medical Systems, Inc. (I)	1,003	21,605
Natus Medical, Inc. (I)	845	35,963
Neogen Corp. (I)	891	42,269
Nevro Corp. (I)	604	32,465
NuVasive, Inc. (I)	1,152	54,582
NxStage Medical, Inc. (I)	1,716	24,513
OraSure Technologies, Inc. (I)	1,641	8,845
Orthofix International NV (I)	450	14,904
PhotoMedex, Inc. (I)	575	782
Quidel Corp. (I)	889	20,403
ResMed, Inc.	3,370	189,967
Rockwell Medical Technologies, Inc. (I)(L)	1,088	17,539
Roka Bioscience, Inc. (I)	746	1,940
RTI Surgical, Inc. (I)	2,109	13,624
Sirona Dental Systems, Inc. (I)	1,387	139,283
Spectranetics Corp. (I)	1,076	24,759
St. Jude Medical, Inc.	6,733	491,980
STAAR Surgical Company (I)	873	8,433
STERIS Corp.	1,423	91,698
Stryker Corp.	9,033	863,284
SurModics, Inc. (I)	502	11,757
Symmetry Surgical, Inc. (I)	1,041	9,078
Synergetics USA, Inc. (I)	781	3,671
Teleflex, Inc.	962	130,303
The Cooper Companies, Inc.	1,140	202,886
Thoratec Corp. (I)	1,365	60,838
TriVascular Technologies, Inc. (I)	804	4,301
Unilife Corp. (I)(L)	4,767	10,249
Utah Medical Products, Inc.	216	12,880
Varian Medical Systems, Inc. (I)	2,401	202,476
Vascular Solutions, Inc. (I)	536	18,610
West Pharmaceutical Services, Inc.	1,720	99,898
Wright Medical Group, Inc. (I)	1,420	37,289
Zeltiq Aesthetics, Inc. (I)	935	27,554
Zimmer Biomet Holdings, Inc.	4,039	441,180
		10,377,798
Health care providers and services - 2.8%
AAC Holdings, Inc. (I)	530	23,087
Acadia Healthcare Company, Inc. (I)	1,570	122,978
Accretive Health, Inc. (I)	2,325	12,788
Aceto Corp.	706	17,389
Addus HomeCare Corp. (I)	369	10,280
Adeptus Health, Inc., Class A (I)	517	49,110

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Aetna, Inc.	8,331	$1,061,869
Air Methods Corp. (I)	930	38,446
Almost Family, Inc. (I)	242	9,658
Amedisys, Inc. (I)	738	29,321
American Caresource Holdings, Inc. (I)	2,009	3,656
AmerisourceBergen Corp.	5,216	554,669
AMN Healthcare Services, Inc. (I)	1,236	39,045
Amsurg Corp. (I)	1,135	79,393
Anthem, Inc.	6,310	1,035,723
Bio-Reference Labs, Inc. (I)	734	30,278
Brookdale Senior Living, Inc. (I)	4,397	152,576
Capital Senior Living Corp. (I)	703	17,224
Cardinal Health, Inc.	7,835	655,398
Catamaran Corp. (I)	4,885	298,376
Centene Corp. (I)	2,866	230,426
Chemed Corp.	380	49,818
Cigna Corp.	6,156	997,272
Civitas Solutions, Inc. (I)	1,003	21,394
Community Health Systems, Inc. (I)	2,740	172,538
CorVel Corp. (I)	482	15,434
Cross Country Healthcare, Inc. (I)	1,058	13,415
DaVita HealthCare Partners, Inc. (I)	5,111	406,171
Envision Healthcare Holdings, Inc. (I)	4,391	173,357
ExamWorks Group, Inc. (I)	982	38,396
Express Scripts Holding Company (I)	17,326	1,540,974
Genesis Healthcare, Inc. (I)	4,078	26,915
Hanger, Inc. (I)	841	19,713
HCA Holdings, Inc. (I)	10,000	907,200
Health Net, Inc. (I)	1,810	116,057
HealthEquity, Inc. (I)	1,249	40,030
HealthSouth Corp.	1,991	91,705
Healthways, Inc. (I)	968	11,597
Henry Schein, Inc. (I)	1,995	283,529
Hooper Holmes Inc (I)	9,709	1,850
Humana, Inc.	3,541	677,322
InfuSystems Holdings, Inc. (I)	1,524	4,862
IPC Healthcare, Inc. (I)	426	23,596
Kindred Healthcare, Inc.	2,078	42,163
Laboratory Corp. of America Holdings (I)	2,378	288,261
LHC Group, Inc. (I)	506	19,355
LifePoint Health, Inc. (I)	1,048	91,124
Magellan Health Services, Inc. (I)	611	42,813
McKesson Corp.	5,544	1,246,347
Medcath Corp. (I)	613	840
MEDNAX, Inc. (I)	2,303	170,675
Molina Healthcare, Inc. (I)	1,187	83,446
National HealthCare Corp.	369	23,981
National Research Corp., Class B	660	22,301
Omnicare, Inc.	2,329	219,508
Owens & Minor, Inc.	1,467	49,878
Patterson Companies, Inc.	2,453	119,338
PDI, Inc. (I)	770	1,101
PharMerica Corp. (I)	818	27,239
Premier, Inc., Class A (I)	3,461	133,110
Quest Diagnostics, Inc.	3,422	248,163
RadNet, Inc. (I)	1,485	9,935
Select Medical Holdings Corp.	3,255	52,731
Surgical Care Affiliates, Inc. (I)	987	37,881
Team Health Holdings, Inc. (I)	1,728	112,890
Tenet Healthcare Corp. (I)	2,385	138,044
The Ensign Group, Inc.	679	34,670
The Providence Service Corp. (I)	384	17,004
UnitedHealth Group, Inc.	22,717	2,771,474

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal American Corp. (I)	1,908	$19,309
Universal Health Services, Inc., Class B	2,340	332,514
US Physical Therapy, Inc.	394	21,575
VCA, Inc. (I)	1,958	106,525
WellCare Health Plans, Inc. (I)	1,019	86,442
		16,675,472
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,228	57,839
athenahealth, Inc. (I)(L)	894	102,435
Castlight Health, Inc., B Shares (I)	2,151	17,509
Cerner Corp. (I)	8,162	563,668
Computer Programs & Systems, Inc.	274	14,637
HealthStream, Inc. (I)	711	21,629
HMS Holdings Corp. (I)	2,028	34,821
Icad, Inc. (I)	1,245	4,034
IMS Health Holdings, Inc. (I)	8,040	246,426
Inovalon Holdings, Inc., Class A (I)	3,532	98,543
MedAssets, Inc. (I)	1,448	31,943
Medidata Solutions, Inc. (I)	1,308	71,051
Omnicell, Inc. (I)	940	35,447
Quality Systems, Inc.	1,382	22,900
Simulations Plus, Inc.	1,330	8,339
Veeva Systems, Inc., Class A (I)	3,179	89,107
		1,420,328
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I)(L)	997	25,733
Affymetrix, Inc. (I)	2,012	21,971
Agilent Technologies, Inc.	8,021	309,450
Albany Molecular Research, Inc. (I)(L)	803	16,237
BG Medicine, Inc. (I)	1,563	860
Bio-Rad Laboratories, Inc., Class A (I)	706	106,331
Bio-Techne Corp.	916	90,199
Bruker Corp. (I)	3,989	81,415
Cambrex Corp. (I)	809	35,547
Charles River Laboratories International, Inc. (I)	1,150	80,891
Fluidigm Corp. (I)	639	15,464
Harvard Bioscience, Inc. (I)	1,760	10,032
Illumina, Inc. (I)	3,385	739,149
INC Research Holdings, Inc. (I)	1,523	61,103
Luminex Corp. (I)	1,335	23,042
Mettler-Toledo International, Inc. (I)	673	229,803
NeoGenomics, Inc. (I)	2,193	11,864
Pacific Biosciences of California, Inc. (I)	2,695	15,523
PAREXEL International Corp. (I)	1,321	84,954
PerkinElmer, Inc.	2,663	140,180
PRA Health Sciences, Inc. (I)	1,478	53,696
Quintiles Transnational Holdings, Inc. (I)	2,944	213,764
Sequenom, Inc. (I)	2,766	8,409
Thermo Fisher Scientific, Inc.	9,457	1,227,140
VWR Corp. (I)	3,079	82,302
Waters Corp. (I)	1,956	251,111
		3,936,170
Pharmaceuticals - 4.6%
AbbVie, Inc.	40,992	2,754,264
AcelRx Pharmaceuticals, Inc. (I)	1,558	6,606
Acura Pharmaceuticals, Inc. (I)	1,383	1,365
Akorn, Inc. (I)	2,621	114,433
Alexza Pharmaceuticals, Inc. (I)	2,067	2,253
Alimera Sciences, Inc. (I)	2,170	10,004
Allergan PLC (I)	9,023	2,738,120

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc. (I)	1,165	$20,481
Ampio Pharmaceuticals, Inc. (I)	1,904	4,512
ANI Pharmaceuticals, Inc. (I)	349	21,655
Apricus Biosciences, Inc. (I)(L)	3,553	6,076
Aratana Therapeutics, Inc. (I)	1,008	15,241
BioDelivery Sciences International, Inc. (I)	1,190	9,472
Bristol-Myers Squibb Company	39,613	2,635,849
Carbylan Therapeutics, Inc. (I)	961	6,871
Catalent, Inc. (I)	2,996	87,873
Cempra, Inc. (I)	1,116	38,346
Chelsea Therapeutics International, Ltd. (I)	1,686	135
ContraVir Pharmaceuticals, Inc. (I)	246	1,250
Corcept Therapeutics, Inc. (I)	2,803	16,846
Cumberland Pharmaceuticals, Inc. (I)	672	4,805
Depomed, Inc. (I)	1,587	34,057
Eli Lilly & Company	26,475	2,210,398
Endo International PLC (I)	2,768	220,471
Endocyte, Inc. (I)	899	4,666
Flex Pharma, Inc. (I)	620	10,664
Furiex Pharmaceuticals, Inc. (I)	242	1,970
Horizon Pharma PLC (I)	3,498	121,521
Hospira, Inc. (I)	4,078	361,759
IGI Laboratories, Inc. (I)(L)	1,342	8,455
Impax Laboratories, Inc. (I)	1,658	76,135
Intersect ENT, Inc. (I)	636	18,209
Johnson & Johnson	66,261	6,457,797
Juniper Pharmaceuticals, Inc. (I)	351	3,212
Lannett Company, Inc. (I)	902	53,615
Merck & Company, Inc.	67,633	3,850,347
Nektar Therapeutics (I)	3,002	37,555
Ocera Therapeutics, Inc. (I)	1,520	5,776
Ocular Therapeutix, Inc. (I)	655	13,775
Omeros Corp. (I)	833	14,986
Pacira Pharmaceuticals, Inc. (I)	894	63,224
Paratek Pharmaceuticals, Inc. (I)	515	13,272
Pernix Therapeutics Holdings (I)	778	4,606
Pfizer, Inc.	146,070	4,897,727
Phibro Animal Health Corp., Class A	1,003	39,057
Prestige Brands Holdings, Inc. (I)	1,278	59,095
Relypsa, Inc. (I)	1,032	34,149
Repros Therapeutics, Inc. (I)	1,191	8,516
Revance Therapeutics, Inc. (I)	531	16,981
Rock Creek Pharmaceuticals, Inc. (I)	165	251
Sagent Pharmaceuticals, Inc. (I)	726	17,649
SciClone Pharmaceuticals, Inc. (I)	1,414	13,885
Sucampo Pharmaceuticals, Inc., Class A (I)	1,136	18,664
Supernus Pharmaceuticals, Inc. (I)	1,455	24,706
Tetraphase Pharmaceuticals, Inc. (I)	851	40,371
The Medicines Company (I)	1,542	44,117
TherapeuticsMD, Inc. (I)	4,308	33,861
Theravance, Inc. (L)	2,971	53,686
Trius Therapeutics, Inc. (I)(L)	1,243	137
VIVUS, Inc. (I)	2,325	5,487
XenoPort, Inc. (I)	2,349	14,399
Zoetis, Inc.	11,944	575,940
Zogenix, Inc. (I)	3,564	5,988
ZS Pharma, Inc. (I)	653	34,211
		28,021,804
		81,410,995
Industrials - 10.0%
Aerospace and defense - 2.3%
AAR Corp.	1,006	32,061

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Aerojet Rocketdyne Holdings, Inc. (I)	1,536	$31,657
Aerovironment, Inc. (I)	570	14,866
API Technologies Corp. (I)	1,409	3,537
Astronics Corp. (I)	519	36,792
B/E Aerospace, Inc.	2,544	139,666
CPI Aerostructures, Inc. (I)	277	2,773
Cubic Corp.	656	31,212
Curtiss-Wright Corp.	1,137	82,364
DigitalGlobe, Inc. (I)	1,782	49,522
Ducommun, Inc. (I)	443	11,372
Engility Holdings, Inc.	963	24,229
Esterline Technologies Corp. (I)	729	69,503
General Dynamics Corp.	7,882	1,116,801
HEICO Corp., Class A	1,395	70,824
Hexcel Corp.	2,320	115,397
Honeywell International, Inc.	18,636	1,900,313
Huntington Ingalls Industries, Inc.	1,164	131,055
KLX, Inc. (I)	1,217	53,706
L-3 Communications Holdings, Inc.	1,941	220,071
LMI Aerospace, Inc. (I)	967	9,680
Lockheed Martin Corp.	7,499	1,394,064
Moog, Inc., Class A (I)	991	70,044
National Presto Industries, Inc.	258	20,723
Northrop Grumman Corp.	4,697	745,085
Orbital ATK, Inc.	1,419	104,098
Precision Castparts Corp.	3,386	676,760
Raytheon Company	7,300	698,464
Rockwell Collins, Inc.	3,185	294,135
Spirit AeroSystems Holdings, Inc., Class A (I)	3,418	188,366
TASER International, Inc. (I)(L)	1,282	42,703
Teledyne Technologies, Inc. (I)	849	89,578
Textron, Inc.	6,653	296,923
The Boeing Company	16,781	2,327,860
The KEYW Holding Corp. (I)	1,640	15,285
TransDigm Group, Inc. (I)	1,240	278,591
Triumph Group, Inc.	1,147	75,691
United Technologies Corp.	21,623	2,398,639
Vectrus, Inc. (I)	257	6,392
		13,870,802
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	18,326
Atlas Air Worldwide Holdings, Inc. (I)	547	30,063
C.H. Robinson Worldwide, Inc.	3,402	212,251
Echo Global Logistics, Inc. (I)	676	22,078
Expeditors International of Washington, Inc.	4,529	208,810
FedEx Corp.	6,748	1,149,859
Forward Air Corp.	714	37,314
Hub Group, Inc., Class A (I)	882	35,580
Park-Ohio Holdings Corp.	343	16,622
United Parcel Service, Inc., Class B	21,514	2,084,922
UTi Worldwide, Inc. (I)	2,522	25,195
XPO Logistics, Inc. (I)(L)	1,904	86,023
		3,927,043
Airlines - 0.5%
Alaska Air Group, Inc.	3,117	200,828
Allegiant Travel Company	426	75,777
American Airlines Group, Inc.	16,626	663,959
Delta Air Lines, Inc.	19,619	805,949
Hawaiian Holdings, Inc. (I)	1,302	30,923
JetBlue Airways Corp. (I)	7,355	152,690
Republic Airways Holdings, Inc. (I)	1,664	15,276
Southwest Airlines Company	16,122	533,477

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (I)	1,723	$106,998
United Continental Holdings, Inc. (I)	9,164	485,784
Virgin America, Inc. (I)(L)	1,089	29,926
		3,101,587
Building products - 0.2%
AAON, Inc.	1,449	32,631
Advanced Drainage Systems, Inc.	1,269	37,220
AO Smith Corp.	2,172	156,341
Apogee Enterprises, Inc.	713	37,532
Armstrong World Industries, Inc. (I)	1,261	67,186
Builders FirstSource, Inc. (I)	2,443	31,368
Continental Building Products, Inc. (I)	1,218	25,809
Fortune Brands Home & Security, Inc.	3,706	169,809
Gibraltar Industries, Inc. (I)	947	19,290
Griffon Corp.	1,540	24,517
Insteel Industries, Inc.	563	10,528
Lennox International, Inc.	1,047	112,751
Masco Corp.	8,356	222,855
NCI Building Systems, Inc. (I)	1,785	26,900
Nortek, Inc. (I)	428	35,580
Owens Corning	2,822	116,408
PGT, Inc. (I)	1,305	18,936
Ply Gem Holdings, Inc. (I)	1,531	18,050
Quanex Building Products Corp.	980	21,001
Simpson Manufacturing Company, Inc.	1,295	44,030
Trex Company, Inc. (I)	844	41,719
USG Corp. (I)	3,452	95,931
		1,366,392
Commercial services and supplies - 0.6%
ABM Industries, Inc.	1,288	42,337
ACCO Brands Corp. (I)	2,455	19,075
Acme United Corp.	308	5,575
ARC Document Solutions, Inc. (I)	1,558	11,856
Brady Corp., Class A	1,191	29,465
Ceco Environmental Corp.	1,059	11,998
Cintas Corp.	2,785	235,583
Civeo Corp.	2,666	8,185
Clean Harbors, Inc. (I)	1,368	73,516
Copart, Inc. (I)	2,964	105,163
Covanta Holding Corp.	3,037	64,354
Deluxe Corp.	1,123	69,626
Ennis, Inc.	718	13,348
Essendant, Inc.	868	34,069
Fuel Tech, Inc. (I)	793	1,737
G&K Services, Inc., Class A	454	31,390
Healthcare Services Group, Inc.	1,683	55,623
Herman Miller, Inc.	1,366	39,518
HNI Corp.	1,017	52,020
Hudson Technologies, Inc. (I)	1,078	3,762
InnerWorkings, Inc. (I)	1,940	12,940
Interface, Inc.	1,612	40,381
Intersections, Inc. (I)	680	2,088
KAR Auction Services, Inc.	3,429	128,245
Kimball International, Inc., Class B	1,061	12,902
Knoll, Inc.	1,200	30,036
Matthews International Corp., Class A	747	39,696
McGrath RentCorp.	612	18,623
Metalico, Inc. (I)	1,349	688
Mobile Mini, Inc.	1,167	49,061
MSA Safety, Inc.	925	44,872
Multi-Color Corp.	421	26,893
NL Industries, Inc. (I)	1,224	9,070

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Performant Financial Corp. (I)	960	$3,110
Perma-fix Environmental Services (I)	1,398	5,326
Pitney Bowes, Inc.	4,854	101,012
Quad/Graphics, Inc.	1,184	21,916
R.R. Donnelley & Sons Company	4,538	79,097
Republic Services, Inc.	8,314	325,659
Rollins, Inc.	5,152	146,987
SP Plus Corp. (I)	724	18,904
Steelcase, Inc., Class A	2,790	52,759
Stericycle, Inc. (I)	1,979	265,008
Swisher Hygiene, Inc. (I)	450	473
Team, Inc. (I)	602	24,231
Tetra Tech, Inc.	1,545	39,614
The ADT Corp. (L)	4,111	138,006
The Brink’s Company	1,281	37,700
TRC Companies, Inc. (I)	1,168	11,855
UniFirst Corp.	475	53,129
US Ecology, Inc.	556	27,088
Versar, Inc. (I)	1,039	4,094
Waste Connections, Inc.	2,939	138,486
Waste Management, Inc.	10,917	506,003
West Corp.	1,935	58,244
		3,382,396
Construction and engineering - 0.2%
AECOM (I)	3,752	124,116
Aegion Corp. (I)	1,004	19,016
Ameresco, Inc., Class A (I)	1,114	8,522
Argan, Inc.	389	15,688
Comfort Systems USA, Inc.	940	21,573
Dycom Industries, Inc. (I)	863	50,788
EMCOR Group, Inc.	1,546	73,852
Fluor Corp.	3,546	187,973
Furmanite Corp. (I)	1,126	9,143
Granite Construction, Inc.	951	33,770
Great Lakes Dredge & Dock Corp. (I)	2,049	12,212
Hc2 Holdings, Inc. (I)	745	6,668
Jacobs Engineering Group, Inc. (I)	3,098	125,841
KBR, Inc.	3,643	70,966
Layne Christensen Company (I)	532	4,761
MasTec, Inc. (I)	2,008	39,899
MYR Group, Inc. (I)	561	17,369
Orion Marine Group, Inc. (I)	1,494	10,787
Primoris Services Corp.	1,267	25,087
Quanta Services, Inc. (I)	4,821	138,941
Tutor Perini Corp. (I)	1,191	25,702
		1,022,674
Electrical equipment - 0.6%
Active Power, Inc. (I)	864	1,737
Acuity Brands, Inc.	1,041	187,359
Allied Motion Technologies, Inc.	298	6,693
American Electric Technologies, Inc. (I)	709	3,616
American Superconductor Corp. (I)	124	649
AMETEK, Inc.	5,700	312,246
AZZ, Inc.	669	34,654
Broadwind Energy, Inc. (I)	481	2,039
Eaton Corp. PLC	11,295	762,300
Emerson Electric Company	16,350	906,281
Encore Wire Corp.	509	22,544
Energous Corp. (I)	892	6,868
EnerSys	1,078	75,773
Enphase Energy, Inc. (I)(L)	1,270	9,665
Espey Manufacturing & Electronics Corp.	162	4,212

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Franklin Electric Company, Inc.	1,168	$37,761
General Cable Corp.	1,116	22,019
Global Power Equipment Group, Inc.	1,617	12,548
GrafTech International, Ltd. (I)	3,533	17,524
Hubbell, Inc., Class B	1,387	150,184
Lighting Science Group Corp. (I)	3,647	675
Lime Energy Company (I)	158	556
Plug Power, Inc. (I)(L)	4,666	11,432
Polypore International, Inc. (I)	1,089	65,209
Powell Industries, Inc.	356	12,521
Power Solutions International, Inc. (I)	259	13,991
PowerSecure International, Inc. (I)	852	12,576
Regal-Beloit Corp.	1,083	78,615
Revolution Lighting Technologies, Inc. (I)(L)	6,658	7,723
Rockwell Automation, Inc.	3,223	401,715
SolarCity Corp. (I)(L)	2,330	124,772
The Babcock & Wilcox Company	2,438	79,966
Vicor Corp. (I)	1,178	14,360
		3,400,783
Industrial conglomerates - 1.8%
3M Company	15,124	2,333,633
Carlisle Companies, Inc.	1,533	153,484
Danaher Corp.	16,823	1,439,881
General Electric Company	239,980	6,376,269
Icahn Enterprises LP	2,914	252,702
Raven Industries, Inc.	906	18,419
Roper Technologies, Inc.	2,377	409,937
		10,984,325
Machinery - 1.6%
Actuant Corp., Class A	1,597	36,875
AGCO Corp.	2,045	116,115
Albany International Corp., Class A	756	30,089
Allison Transmission Holdings, Inc.	4,233	123,858
Altra Industrial Motion Corp.	757	20,575
American Railcar Industries, Inc. (L)	519	25,244
Art’s-Way Manufacturing Company, Inc.	912	4,268
Astec Industries, Inc.	567	23,712
Barnes Group, Inc.	1,329	51,818
Blount International, Inc. (I)	1,228	13,410
Briggs & Stratton Corp.	1,078	20,762
Caterpillar, Inc.	14,464	1,226,836
Chart Industries, Inc. (I)	708	25,311
CIRCOR International, Inc.	498	27,156
CLARCOR, Inc.	1,194	74,315
Colfax Corp. (I)(L)	2,908	134,204
Columbus McKinnon Corp.	651	16,275
Crane Company	1,353	79,462
Cummins, Inc.	4,339	569,233
Deere & Company	8,041	780,379
Donaldson Company, Inc.	3,287	117,675
Douglas Dynamics, Inc.	619	13,296
Dover Corp.	3,874	271,877
Energy Recovery, Inc. (I)	1,363	3,735
EnPro Industries, Inc.	606	34,675
ESCO Technologies, Inc.	685	25,626
Federal Signal Corp.	1,496	22,305
Flowserve Corp.	3,173	167,090
FreightCar America, Inc.	399	8,331
Global Brass & Copper Holdings, Inc.	715	12,162
Graco, Inc.	1,398	99,300
Harsco Corp.	2,023	33,380
Hillenbrand, Inc.	1,580	48,506

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hurco Companies, Inc.	348	$12,048
Hyster-Yale Materials Handling, Inc.	284	19,676
IDEX Corp.	1,846	145,059
Illinois Tool Works, Inc.	9,038	829,598
ITT Corp.	2,155	90,165
John Bean Technologies Corp.	744	27,967
Joy Global, Inc.	2,321	84,020
Kadant, Inc.	356	16,803
Kennametal, Inc.	1,834	62,576
LB Foster Company, Class A	274	9,483
Lincoln Electric Holdings, Inc.	1,854	112,890
Lindsay Corp.	317	27,867
Lydall, Inc. (I)	557	16,465
Manitex International, Inc. (I)	420	3,209
Meritor, Inc. (I)	2,393	31,396
MFRI, Inc. (I)	583	3,527
Mueller Industries, Inc.	1,282	44,511
Mueller Water Products, Inc., Class A	4,056	36,910
Navistar International Corp. (I)(L)	1,939	43,880
NN, Inc.	585	14,929
Nordson Corp.	1,454	113,252
Oshkosh Corp.	1,833	77,683
PACCAR, Inc.	8,467	540,279
Pall Corp.	2,536	315,605
Parker-Hannifin Corp.	3,384	393,661
Pentair PLC	4,379	301,056
PMFG, Inc. (I)	848	5,453
Proto Labs, Inc. (I)	634	42,782
RBC Bearings, Inc. (I)	550	39,468
Rexnord Corp. (I)	2,474	59,153
Snap-on, Inc.	1,364	217,217
SPX Corp.	983	71,159
Standex International Corp.	291	23,260
Stanley Black & Decker, Inc.	3,727	392,229
Sun Hydraulics Corp.	689	26,258
Tecumseh Products Company (I)	535	1,321
Tennant Company	503	32,866
Terex Corp.	2,510	58,358
The ExOne Company (I)	298	3,308
The Gorman-Rupp Company	672	18,870
The Greenbrier Companies, Inc. (L)	617	28,906
The Manitowoc Company, Inc.	3,212	62,955
The Middleby Corp. (I)	1,377	154,541
The Timken Company	2,111	77,199
The Toro Company	1,288	87,301
Titan International, Inc.	1,924	20,664
TriMas Corp. (I)	1,133	33,537
Trinity Industries, Inc.	3,797	100,355
Valmont Industries, Inc. (L)	544	64,665
Wabash National Corp. (I)	1,506	18,885
WABCO Holdings, Inc. (I)	1,374	169,991
Wabtec Corp.	2,307	217,412
Watts Water Technologies, Inc., Class A	857	44,435
Woodward, Inc.	1,547	85,070
Xylem, Inc.	4,271	158,326
		9,948,314
Marine - 0.0%
Eagle Bulk Shipping Inc (I)	1,269	8,845
International Shipholding Corp.	390	2,488
Kirby Corp. (I)	1,313	100,655
Matson, Inc.	1,025	43,091

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Rand Logistics, Inc. (I)	1,550	$5,022
		160,101
Professional services - 0.3%
Acacia Research Corp.	1,195	10,480
CBIZ, Inc. (I)	1,604	15,463
CEB, Inc.	835	72,695
CRA International, Inc. (I)	497	13,851
Equifax, Inc.	2,853	276,998
Exponent, Inc.	578	25,883
FTI Consulting, Inc. (I)	1,072	44,209
Heidrick & Struggles International, Inc.	695	18,126
Huron Consulting Group, Inc. (I)	572	40,091
ICF International, Inc. (I)	571	19,905
IHS, Inc., Class A (I)	1,647	211,854
Insperity, Inc.	655	33,340
Kelly Services, Inc., Class A	880	13,508
Kforce, Inc.	800	18,296
Korn/Ferry International	1,149	39,951
ManpowerGroup, Inc.	1,845	164,906
Mastech Holdings, Inc. (I)	296	2,637
Mistras Group, Inc. (I)	687	13,039
Navigant Consulting, Inc. (I)	1,124	16,714
Odyssey Marine Exploration, Inc. (I)(L)	2,604	1,224
On Assignment, Inc. (I)	1,216	47,764
Resources Connection, Inc.	976	15,704
Robert Half International, Inc.	3,205	177,878
RPX Corp. (I)	1,202	20,314
The Advisory Board Company (I)	1,035	56,583
The Dun & Bradstreet Corp.	840	102,480
Towers Watson & Company, Class A	1,667	209,709
TriNet Group, Inc. (I)	1,720	43,602
TrueBlue, Inc. (I)	909	27,179
Verisk Analytics, Inc. (I)	3,762	273,723
VSE Corp.	167	8,936
WageWorks, Inc. (I)	826	33,412
Willdan Group, Inc. (I)	422	4,718
		2,075,172
Road and rail - 0.9%
AMERCO	475	155,282
ArcBest Corp.	705	22,419
Avis Budget Group, Inc. (I)	2,564	113,021
Celadon Group, Inc.	717	14,828
Con-Way, Inc.	1,280	49,114
Covenant Transportation Group, Inc., Class A (I)	466	11,678
CSX Corp.	23,658	772,434
Genesee & Wyoming, Inc., Class A (I)	1,320	100,558
Heartland Express, Inc.	2,013	40,723
Hertz Global Holdings, Inc. (I)	10,832	196,276
J.B. Hunt Transport Services, Inc.	2,751	225,830
Kansas City Southern	2,651	241,771
Knight Transportation, Inc.	1,874	50,111
Landstar System, Inc.	1,058	70,748
Marten Transport, Ltd.	864	18,749
Norfolk Southern Corp.	7,363	643,232
Old Dominion Freight Line, Inc. (I)	2,039	139,886
P.A.M. Transportation Services, Inc. (I)	203	11,784
Patriot Transportation Holding, Inc. (I)	144	3,550
Quality Distribution, Inc. (I)	1,006	15,553
Roadrunner Transportation Systems, Inc. (I)	1,015	26,187
Ryder Systems, Inc.	1,258	109,911
Saia, Inc. (I)	643	25,263

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Swift Transportation Company (I)	3,346	$75,854
Union Pacific Corp.	21,034	2,006,013
Universal Truckload Services, Inc.	735	16,141
Werner Enterprises, Inc.	1,617	42,446
YRC Worldwide, Inc. (I)	748	9,709
		5,209,071
Trading companies and distributors - 0.3%
Air Lease Corp.	2,442	82,784
Aircastle, Ltd.	1,918	43,481
Applied Industrial Technologies, Inc.	1,031	40,879
Beacon Roofing Supply, Inc. (I)	1,322	43,917
CAI International, Inc. (I)	572	11,777
DXP Enterprises, Inc. (I)	367	17,066
Fastenal Company	7,085	298,845
GATX Corp.	1,014	53,894
H&E Equipment Services, Inc.	759	15,157
HD Supply Holdings, Inc. (I)	4,686	164,853
Houston Wire & Cable Company	1,245	12,350
Kaman Corp.	670	28,100
MRC Global, Inc. (I)	2,326	35,913
MSC Industrial Direct Company, Inc., Class A	1,445	100,818
NOW, Inc. (I)	2,550	50,771
Rush Enterprises, Inc., Class A (I)	968	25,371
Stock Building Supply Holdings, Inc. (I)	780	15,249
TAL International Group, Inc. (I)(L)	812	25,659
Textainer Group Holdings, Ltd. (L)	1,298	33,761
Titan Machinery, Inc. (I)	1,017	14,980
United Rentals, Inc. (I)	2,320	203,278
Veritiv Corp. (I)	392	14,292
W.W. Grainger, Inc.	1,606	380,060
Watsco, Inc.	857	106,045
WESCO International, Inc. (I)	1,020	70,013
		1,889,313
Transportation infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,791	147,990
Wesco Aircraft Holdings, Inc. (I)	2,341	35,466
		183,456
		60,521,429
Information technology - 18.3%
Communications equipment - 1.4%
ADTRAN, Inc.	1,439	23,384
Alliance Fiber Optic Products, Inc.	613	11,371
Arista Networks, Inc. (I)	1,477	120,730
ARRIS Group, Inc. (I)	3,419	104,621
Aviat Networks, Inc. (I)	1,974	2,487
Bel Fuse, Inc., Class B	373	7,654
Brocade Communications Systems, Inc.	10,289	122,233
CalAmp Corp. (I)	938	17,128
Calix, Inc. (I)	1,421	10,814
Ciena Corp. (I)	2,883	68,269
Cisco Systems, Inc.	121,634	3,340,070
Clearfield, Inc. (I)	610	9,705
Clearone, Inc.	466	6,014
Commscope Holding Company, Inc. (I)	4,526	138,088
Comtech Telecommunications Corp.	434	12,608
Digi International, Inc. (I)	1,083	10,343
EchoStar Corp., Class A (I)	2,166	105,441
Emcore Corp. (I)	1,829	11,011
Extreme Networks, Inc. (I)	4,322	11,626
F5 Networks, Inc. (I)	1,685	202,790
Finisar Corp. (I)	2,580	46,105

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Harmonic, Inc. (I)	2,721	$18,584
Harris Corp.	2,898	222,885
Infinera Corp. (I)	3,206	67,262
InterDigital, Inc.	843	47,958
Ixia (I)	1,783	22,181
JDS Uniphase Corp. (I)	5,415	62,706
Juniper Networks, Inc.	9,750	253,208
Lantronix, Inc. (I)	2,979	4,915
Meru Networks, Inc. (I)	433	701
Motorola Solutions, Inc.	5,150	295,301
NETGEAR, Inc. (I)	889	26,688
Novatel Wireless, Inc. (I)	1,074	3,491
Optical Cable Corp.	1,147	3,946
Palo Alto Networks, Inc. (I)	1,949	340,490
ParkerVision, Inc. (I)(L)	2,235	838
PC-Tel, Inc.	1,250	8,975
Plantronics, Inc.	989	55,691
Polycom, Inc. (I)	3,382	38,690
Powerwave Technologies, Inc. (I)	912	1
QUALCOMM, Inc.	39,325	2,462,925
Ruckus Wireless, Inc. (I)	2,350	24,299
ShoreTel, Inc. (I)	2,189	14,841
Sonus Networks, Inc. (I)	1,059	7,328
Sycamore Networks, Inc.	15,711	5,986
Ubiquiti Networks, Inc. (L)	2,142	68,362
UTStarcom Holdings Corp. (I)	4,473	8,901
ViaSat, Inc. (I)	1,181	71,167
		8,520,812
Electronic equipment, instruments and components - 0.6%
ADDvantage Technologies Group, Inc. (I)	2,280	5,312
Amphenol Corp., Class A	7,342	425,616
Anixter International, Inc. (I)	773	50,361
Arrow Electronics, Inc. (I)	2,244	125,215
Avnet, Inc.	3,210	131,963
AVX Corp.	4,025	54,177
Belden, Inc.	982	79,768
Benchmark Electronics, Inc. (I)	1,151	25,069
CDW Corp.	4,060	139,177
Checkpoint Systems, Inc.	1,010	10,282
Cognex Corp.	2,013	96,825
Coherent, Inc. (I)	623	39,548
Corning, Inc.	30,209	596,024
CTS Corp.	903	17,401
Daktronics, Inc.	1,118	13,259
Dolby Laboratories, Inc., Class A	2,501	99,240
DTS, Inc. (I)	507	15,458
Echelon Corp. (I)	1,218	974
eMagin Corp. (I)	820	2,165
FARO Technologies, Inc. (I)	470	21,949
FEI Company	1,012	83,925
FLIR Systems, Inc.	3,254	100,288
GSI Group, Inc. (I)	1,138	17,104
ID Systems, Inc. (I)	1,141	6,960
Identive Group, Inc. (I)	182	1,072
II-VI, Inc. (I)	1,532	29,077
Ingram Micro, Inc., Class A (I)	3,568	89,307
Insight Enterprises, Inc. (I)	950	28,415
InvenSense, Inc. (I)(L)	2,397	36,195
IPG Photonics Corp. (I)	1,272	108,343
Iteris, Inc. (I)	3,257	5,765
Itron, Inc. (I)	903	31,099
Jabil Circuit, Inc.	4,709	100,255
Keysight Technologies, Inc. (I)	4,059	126,600

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Kimball Electronics, Inc. (I)	795	$11,599
Knowles Corp. (I)(L)	2,037	36,870
Littelfuse, Inc.	562	53,328
LoJack Corp. (I)	1,813	6,255
LRAD Corp. (I)	2,439	4,854
Methode Electronics, Inc.	886	24,321
MTS Systems Corp.	336	23,167
Multi-Fineline Electronix, Inc. (I)	666	14,559
National Instruments Corp.	3,022	89,028
Netlist, Inc. (I)	5,918	3,285
Newport Corp. (I)	1,042	19,756
OSI Systems, Inc. (I)	477	33,767
PAR Technology Corp. (I)	1,225	6,015
Park Electrochemical Corp.	597	11,439
PC Connection, Inc.	675	16,700
Perceptron, Inc. (I)	534	5,639
Plexus Corp. (I)	830	36,420
Radisys Corp. (I)	3,347	8,568
RealD, Inc. (I)	1,198	14,771
Rofin-Sinar Technologies, Inc. (I)	720	19,872
Rogers Corp. (I)	481	31,813
Sanmina Corp. (I)	2,020	40,723
ScanSource, Inc. (I)	664	25,272
Sutron Corp. (I)	1,023	8,644
SYNNEX Corp.	897	65,651
Tech Data Corp. (I)	895	51,516
Trimble Navigation, Ltd. (I)	6,326	148,408
TTM Technologies, Inc. (I)	2,628	26,254
Universal Display Corp. (I)	1,115	57,679
Vishay Intertechnology, Inc.	3,586	41,884
Zebra Technologies Corp., Class A (I)	1,242	137,924
		3,790,169
Internet software and services - 3.5%
Actua Corp. (I)	972	13,861
Akamai Technologies, Inc. (I)	4,260	297,433
Amber Road, Inc. (I)	734	5,153
Angie’s List, Inc. (I)	1,342	8,267
Bankrate, Inc. (I)	2,362	24,777
Bazaarvoice, Inc. (I)	1,789	10,537
Benefitfocus, Inc. (I)(L)	751	32,931
Blucora, Inc. (I)	902	14,567
Box, Inc., Class A (I)(L)	2,983	55,603
Brightcove, Inc. (I)	656	4,500
BroadVision, Inc. (I)	124	745
Carbonite, Inc. (I)	665	7,854
ChannelAdvisor Corp. (I)	879	10,504
comScore, Inc. (I)	992	52,834
Constant Contact, Inc. (I)	882	25,366
Cornerstone OnDemand, Inc. (I)	1,341	46,667
CoStar Group, Inc. (I)	763	153,561
Coupons.com, Inc. (I)	1,821	19,649
Cvent, Inc. (I)	1,002	25,832
Dealertrack Technologies, Inc. (I)	1,278	80,246
Demand Media, Inc. (I)	359	2,283
Demandware, Inc. (I)	849	60,347
DHI Group, Inc. (I)	1,548	13,762
eBay, Inc. (I)	28,846	1,737,683
Endurance International
Group Holdings, Inc. (I)	3,078	63,591
Envestnet, Inc. (I)	867	35,053
Equinix, Inc.	1,342	340,868
Everyday Health, Inc. (I)	874	11,170

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Facebook, Inc., Class A (I)	66,665	$5,717,524
GoDaddy, Inc., Class A (I)	3,688	103,965
Gogo, Inc. (I)	2,099	44,982
Google, Inc., Class C (I)	16,256	8,461,411
GrubHub, Inc. (I)	1,902	64,801
HomeAway, Inc. (I)	2,236	69,584
Hortonworks, Inc. (I)	1,107	28,029
InterActiveCorp	2,024	161,232
Internap Corp. (I)	1,629	15,068
IntraLinks Holdings, Inc. (I)	1,586	18,889
Ipass, Inc. (I)	3,427	3,598
j2 Global, Inc.	1,122	76,229
Limelight Networks, Inc. (I)	3,144	12,387
LinkedIn Corp., Class A (I)	2,980	615,757
Liquidity Services, Inc. (I)	719	6,924
LivePerson, Inc. (I)	1,346	13,204
LogMeIn, Inc. (I)	564	36,372
Marchex, Inc., Class B	1,000	4,950
Marketo, Inc. (I)	1,075	30,165
Millennial Media, Inc. (I)	6,769	10,966
Monster Worldwide, Inc. (I)	2,708	17,710
New Relic, Inc. (I)	1,191	41,911
NIC, Inc.	1,581	28,901
OPOWER, Inc. (I)(L)	1,047	12,051
Pandora Media, Inc. (I)	5,108	79,378
Q2 Holdings, Inc. (I)	934	26,386
QuinStreet, Inc. (I)	930	5,999
Qumu Corp. (I)	1,006	8,289
Rackspace Hosting, Inc. (I)	3,378	125,628
RetailMeNot, Inc. (I)	1,273	22,698
Rightside Group, Ltd. (I)	359	2,430
SciQuest, Inc. (I)	622	9,212
Shutterstock, Inc. (I)(L)	860	50,430
Spark Networks, Inc. (I)	2,093	6,426
SPS Commerce, Inc. (I)	436	28,689
Stamps.com, Inc. (I)	428	31,488
support.com, Inc. (I)	1,791	2,525
Synacor, Inc. (I)	3,046	4,904
TechTarget, Inc. (I)	764	6,823
Textura Corp. (I)(L)	730	20,316
TheStreet, Inc.	2,512	4,547
TrueCar, Inc. (I)(L)	1,810	21,702
Twitter, Inc. (I)	15,463	560,070
United Online, Inc. (I)	328	5,140
Unwired Planet, Inc. (I)	5,730	3,553
VeriSign, Inc. (I)	2,770	170,964
Web.com Group, Inc. (I)	1,291	31,268
WebMD Health Corp. (I)	946	41,889
XO Group, Inc. (I)	781	12,769
Xoom Corp. (I)(L)	1,068	22,487
Yahoo!, Inc. (I)	22,298	876,088
Yelp, Inc. (I)	1,819	78,272
Yume, Inc. (I)	1,788	9,691
Zillow Group, Inc., Class A (I)(L)	1,284	111,374
		21,133,689
IT services - 3.1%
Acxiom Corp. (I)	1,763	30,994
Alliance Data Systems Corp. (I)	1,490	434,991
Automatic Data Processing, Inc.	11,324	908,525
Blackhawk Network Holdings, Inc. (I)	1,328	54,714
Booz Allen Hamilton Holding Corp.	3,622	91,419
Broadridge Financial Solutions, Inc.	2,859	142,979
CACI International, Inc., Class A (I)	600	48,534

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cardtronics, Inc. (I)	1,085	$40,199
Cass Information Systems, Inc.	337	18,946
Cognizant Technology Solutions Corp., Class A (I)	14,546	888,615
Computer Sciences Corp.	3,301	216,678
Convergys Corp.	2,403	61,252
CoreLogic, Inc. (I)	2,116	83,984
CSG Systems International, Inc.	918	29,064
Datalink Corp. (I)	1,109	9,914
DST Systems, Inc.	855	107,713
EPAM Systems, Inc. (I)	1,164	82,912
Euronet Worldwide, Inc. (I)	1,283	79,161
ExlService Holdings, Inc. (I)	766	26,488
Fidelity National Information Services, Inc.	6,779	418,942
Fiserv, Inc. (I)	5,665	469,232
FleetCor Technologies, Inc. (I)	2,175	339,431
Forrester Research, Inc.	607	21,864
Gartner, Inc. (I)	2,066	177,221
Genpact, Ltd. (I)	5,250	111,983
Global Cash Access Holdings, Inc. (I)	2,025	15,674
Global Payments, Inc.	1,615	167,072
Heartland Payment Systems, Inc.	844	45,618
Higher One Holdings, Inc. (I)	1,420	4,246
IBM Corp.	23,551	3,830,806
iGATE Corp. (I)	1,954	93,186
Information Services Group, Inc.	2,678	12,801
Innodata, Inc. (I)	808	2,125
Jack Henry & Associates, Inc.	1,912	123,706
Leidos Holdings, Inc.	1,814	73,231
Lionbridge Technologies, Inc. (I)	1,904	11,748
ManTech International Corp., Class A	903	26,187
MasterCard, Inc., Class A	27,372	2,558,735
MAXIMUS, Inc.	1,529	100,501
MoneyGram International, Inc. (I)	1,413	12,985
NCI, Inc., Class A	381	3,936
NeuStar, Inc., Class A (I)(L)	1,360	39,726
Paychex, Inc.	8,633	404,715
PFSweb, Inc. (I)	714	9,896
Sabre Corp.	6,374	151,701
Science Applications International Corp.	1,136	60,038
ServiceSource International, Inc. (I)	3,065	16,766
Sykes Enterprises, Inc. (I)	996	24,153
Syntel, Inc. (I)	2,000	94,960
TeleTech Holdings, Inc.	1,061	28,732
Teradata Corp. (I)	3,634	134,458
The Hackett Group, Inc.	988	13,269
The Western Union Company	12,297	249,998
Total System Services, Inc.	4,451	185,918
Unisys Corp. (I)	1,335	26,687
Vantiv, Inc., Class A (I)	4,406	168,265
VeriFone Systems, Inc. (I)	2,675	90,843
Virtusa Corp. (I)	733	37,676
Visa, Inc., Class A	72,669	4,879,723
WEX, Inc. (I)	916	104,397
Xerox Corp.	26,375	280,630
		18,980,863
Semiconductors and semiconductor equipment - 2.1%
Advanced Energy Industries, Inc. (I)	919	25,263
Advanced Micro Devices, Inc. (I)(L)	17,816	42,758
Altera Corp.	7,182	367,718
Ambarella, Inc. (I)(L)	697	71,575
Amkor Technology, Inc. (I)	5,636	33,703
Analog Devices, Inc.	7,438	477,408

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Applied Materials, Inc.	29,352	$564,145
Applied Micro Circuits Corp. (I)	1,860	12,555
Atmel Corp.	9,935	97,909
Audience, Inc. (I)	1,203	5,883
Axcelis Technologies, Inc. (I)	4,194	12,414
Broadcom Corp., Class A	14,250	733,733
Brooks Automation, Inc.	1,693	19,385
Cabot Microelectronics Corp. (I)	546	25,722
Cavium, Inc. (I)	1,306	89,866
CEVA, Inc. (I)	686	13,329
Cirrus Logic, Inc. (I)	1,542	52,474
Cohu, Inc.	836	11,060
Cree, Inc. (I)(L)	2,730	71,062
Cypress Semiconductor Corp. (I)	7,563	88,941
Diodes, Inc. (I)	1,139	27,461
DSP Group, Inc. (I)	1,040	10,743
Entegris, Inc. (I)	3,313	48,270
Exar Corp. (I)	1,365	13,350
Fairchild Semiconductor International, Inc. (I)	2,777	48,264
First Solar, Inc. (I)	2,345	110,168
FormFactor, Inc. (I)	1,372	12,622
Freescale Semiconductor, Ltd. (I)	7,308	292,101
GSI Technology, Inc. (I)	900	4,689
GT Advanced Technologies, Inc. (I)(L)	3,563	599
Inphi Corp. (I)	911	20,825
Integrated Device Technology, Inc. (I)	3,445	74,757
Integrated Silicon Solution, Inc.	890	19,705
Intel Corp.	112,806	3,430,994
Intermolecular, Inc. (I)	4,811	9,478
Intersil Corp., Class A	3,066	38,356
inTEST Corp. (I)	1,205	5,254
KLA-Tencor Corp.	3,832	215,397
Kulicke & Soffa Industries, Inc. (I)	1,781	20,856
Lam Research Corp.	3,804	309,455
Lattice Semiconductor Corp. (I)	2,974	17,517
Linear Technology Corp.	5,665	250,563
M/A-COM Technology Solutions Holdings, Inc. (I)	1,327	50,758
Marvell Technology Group, Ltd.	12,153	160,237
Mattson Technology, Inc. (I)	1,856	6,218
Maxim Integrated Products, Inc.	6,649	229,889
MaxLinear, Inc., Class A (I)	1,434	17,351
Microchip Technology, Inc. (L)	4,765	225,980
Micron Technology, Inc. (I)	25,660	483,434
Microsemi Corp. (I)	2,319	81,049
MKS Instruments, Inc.	1,286	48,791
Monolithic Power Systems, Inc.	1,007	51,065
Nanometrics, Inc. (I)	623	10,043
NVE Corp.	175	13,720
NVIDIA Corp.	13,079	263,019
OmniVision Technologies, Inc. (I)	1,411	36,961
ON Semiconductor Corp. (I)	10,127	118,385
PDF Solutions, Inc. (I)	882	14,112
Pericom Semiconductor Corp.	897	11,796
Photronics, Inc. (I)	1,479	14,065
PMC-Sierra, Inc. (I)	5,216	44,649
Power Integrations, Inc.	714	32,259
Rambus, Inc. (I)	2,670	38,688
Rudolph Technologies, Inc. (I)	971	11,662
Semtech Corp. (I)	1,537	30,509
Sigma Designs, Inc. (I)	1,223	14,590
Silicon Laboratories, Inc. (I)	1,002	54,118
Skyworks Solutions, Inc.	4,520	470,532

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
STR Holdings, Inc.	406	$483
SunEdison Semiconductor, Ltd. (I)	1,110	19,170
SunEdison, Inc. (I)	6,553	196,000
SunPower Corp. (I)(L)	3,206	91,082
Synaptics, Inc. (I)	852	73,898
Teradyne, Inc.	5,224	100,771
Tessera Technologies, Inc.	1,327	50,399
Texas Instruments, Inc.	24,945	1,284,917
Transwitch Corp. (I)	1,304	2
Ultratech, Inc. (I)	647	12,008
Veeco Instruments, Inc. (I)	1,054	30,292
Xcerra Corp. (I)	1,415	10,712
Xilinx, Inc.	6,266	276,707
		12,478,648
Software - 4.0%
ACI Worldwide, Inc. (I)	2,863	70,344
Activision Blizzard, Inc.	17,189	416,146
Adobe Systems, Inc. (I)	11,947	967,826
Advent Software, Inc.	1,286	56,854
ANSYS, Inc. (I)	2,116	193,064
Aspen Technology, Inc. (I)	2,076	94,562
Autodesk, Inc. (I)	5,448	272,809
Blackbaud, Inc.	1,162	66,176
Bottomline Technologies, Inc. (I)	911	25,335
BroadSoft, Inc. (I)	685	23,680
BSQUARE Corp. (I)	1,025	6,950
CA, Inc.	10,494	307,369
Cadence Design Systems, Inc. (I)	6,903	135,713
Callidus Software, Inc. (I)	1,491	23,230
Citrix Systems, Inc. (I)	3,751	263,170
CommVault Systems, Inc. (I)	1,078	45,718
Comverse, Inc. (I)	666	13,373
Covisint Corp. (I)	734	2,400
Cyan, Inc. (I)	1,096	5,743
Document Security Systems, Inc. (I)	1,772	470
Ebix, Inc. (L)	840	27,392
Electronic Arts, Inc. (I)	7,374	490,371
Ellie Mae, Inc. (I)	692	48,295
Epiq Systems, Inc.	1,028	17,353
FactSet Research Systems, Inc.	998	162,185
Fair Isaac Corp.	763	69,265
FalconStor Software, Inc. (I)	1,749	2,781
FireEye, Inc. (I)(L)	3,725	182,190
Fleetmatics Group PLC (I)	928	43,458
Fortinet, Inc. (I)	4,044	167,139
Gigamon, Inc. (I)	777	25,633
Glu Mobile, Inc. (I)	2,758	17,127
Guidance Software, Inc. (I)	1,441	12,205
Guidewire Software, Inc. (I)	1,731	91,622
HubSpot, Inc. (I)	768	38,077
Imperva, Inc. (I)	763	51,655
Infoblox, Inc. (I)	1,457	38,188
Informatica Corp. (I)	2,645	128,203
Interactive Intelligence Group, Inc. (I)	490	21,790
Intuit, Inc.	6,613	666,392
Jive Software, Inc. (I)	2,807	14,737
Majesco Entertainment Company (I)	212	312
Manhattan Associates, Inc. (I)	1,728	103,075
Mentor Graphics Corp.	2,655	70,172
Microsoft Corp.	195,424	8,627,970
MicroStrategy, Inc., Class A (I)	263	44,731
Mitek Systems, Inc. (I)(L)	1,254	4,753
Mobileiron, Inc. (I)	1,929	11,400

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Model N, Inc. (I)	1,073	$12,779
Monotype Imaging Holdings, Inc.	833	20,084
NetScout Systems, Inc. (I)(L)	949	34,800
NetSuite, Inc. (I)	1,847	169,462
Nuance Communications, Inc. (I)	7,894	138,224
Oracle Corp.	105,589	4,255,237
Paycom Software, Inc. (I)	1,257	42,927
Paylocity Holding Corp. (I)	1,217	43,629
Pegasystems, Inc.	1,800	41,202
Progress Software Corp. (I)	1,317	36,218
Proofpoint, Inc. (I)	933	59,404
PROS Holdings, Inc. (I)	740	15,621
PTC, Inc. (I)	2,652	108,785
Qlik Technologies, Inc. (I)	2,198	76,842
Qualys, Inc. (I)	868	35,024
Rally Software Development Corp. (I)	989	19,236
RealPage, Inc. (I)	2,058	39,246
Red Hat, Inc. (I)	4,335	329,157
Rosetta Stone, Inc. (I)	599	4,780
Rovi Corp. (I)	2,223	35,457
salesforce.com, Inc. (I)	15,041	1,047,305
ServiceNow, Inc. (I)	3,531	262,389
Silver Spring Networks, Inc. (I)	1,081	13,415
Smith Micro Software, Inc. (I)	1,763	2,027
SolarWinds, Inc. (I)	1,752	80,820
Solera Holdings, Inc.	1,572	70,048
Splunk, Inc. (I)	2,847	198,208
SS&C Technologies Holdings, Inc.	2,007	125,438
Symantec Corp.	16,133	375,092
Synchronoss Technologies, Inc. (I)	1,046	47,834
Synopsys, Inc. (I)	3,607	182,695
Tableau Software, Inc., Class A (I)	1,694	195,318
Take-Two Interactive Software, Inc. (I)	2,001	55,168
Tangoe, Inc. (I)	1,265	15,914
TeleCommunication Systems, Inc., Class A (I)	1,207	3,995
Telenav, Inc. (I)	1,482	11,930
The Rubicon Project, Inc. (I)	1,007	15,065
The Ultimate Software Group, Inc. (I)	671	110,272
THQ, Inc. (I)	234	5
TiVo, Inc. (I)	2,358	23,910
TubeMogul, Inc. (I)	804	11,489
Tyler Technologies, Inc. (I)	810	104,798
Varonis Systems, Inc. (I)(L)	654	14,447
VASCO Data Security International, Inc. (I)(L)	1,062	32,062
Verint Systems, Inc. (I)	1,403	85,225
VMware, Inc., Class A (I)	10,188	873,519
Wave Systems Corp., Class A (I)	4,572	2,661
Workday, Inc., Class A (I)	4,439	339,095
Workiva, Inc. (I)	1,308	18,090
Yodlee, Inc. (I)	905	13,068
Zendesk, Inc. (I)	2,071	45,997
Zix Corp. (I)	2,372	12,263
Zynga, Inc., Class A (I)	21,526	61,564
		24,138,643
Technology hardware, storage and peripherals - 3.6%
3D Systems Corp. (I)	2,618	51,103
Apple, Inc.	138,707	17,397,325
Avid Technology, Inc. (I)	1,037	13,834
Cray, Inc. (I)	1,015	29,953
Diebold, Inc.	1,534	53,690
Dot Hill Systems Corp. (I)	1,749	10,704
Electronics For Imaging, Inc. (I)	1,141	49,645
EMC Corp.	47,423	1,251,493

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Hewlett-Packard Company	43,563	$1,307,326
Imation Corp. (I)	1,203	4,884
Immersion Corp. (I)	978	12,391
Lexmark International, Inc., Class A	1,463	64,665
NCR Corp. (I)	3,948	118,835
NetApp, Inc.	7,469	235,722
Nimble Storage, Inc. (I)(L)	2,003	56,204
OCZ Technology Group, Inc. (I)	1,924	0
QLogic Corp. (I)	2,269	32,197
SanDisk Corp.	5,090	296,340
Super Micro Computer, Inc. (I)	1,189	35,171
Transact Technologies, Inc.	494	3,300
Video Display Corp. (I)	1,821	1,912
Western Digital Corp.	5,522	433,035
		21,459,729
		110,502,553
Materials - 3.2%
Chemicals - 2.1%
A. Schulman, Inc.	713	31,172
Air Products & Chemicals, Inc.	5,098	697,559
Airgas, Inc.	1,772	187,442
Albemarle Corp.	2,626	145,139
American Vanguard Corp.	1,248	17,222
Ashland, Inc.	1,630	198,697
Axalta Coating Systems, Ltd. (I)	5,488	181,543
Axiall Corp.	1,627	58,653
Balchem Corp.	725	40,397
Cabot Corp.	1,475	55,003
Calgon Carbon Corp.	1,150	22,287
Celanese Corp., Series A	3,606	259,199
CF Industries Holdings, Inc.	5,650	363,182
Chase Corp.	349	13,873
Chemtura Corp. (I)	1,694	47,957
Codexis, Inc. (I)	2,041	7,939
Core Molding Technologies, Inc. (I)	280	6,395
Cytec Industries, Inc.	1,732	104,838
E.I. du Pont de Nemours & Company	21,592	1,380,808
Eastman Chemical Company	3,541	289,725
Ecolab, Inc.	7,130	806,189
Ferro Corp. (I)	2,227	37,369
Flotek Industries, Inc. (I)	1,385	17,354
FMC Corp.	3,111	163,483
FutureFuel Corp.	1,202	15,470
Hawkins, Inc.	312	12,602
HB Fuller Company	1,198	48,663
Huntsman Corp.	5,713	126,086
Innophos Holdings, Inc.	533	28,057
Innospec, Inc.	621	27,970
International Flavors & Fragrances, Inc.	1,925	210,383
Intrepid Potash, Inc. (I)	1,827	21,814
KMG Chemicals, Inc.	377	9,591
Koppers Holdings, Inc.	493	12,187
Kraton Performance Polymers, Inc. (I)	778	18,579
Kronos Worldwide, Inc.	2,710	29,702
LSB Industries, Inc. (I)	541	22,094
Metabolix, Inc. (I)	1,481	5,554
Minerals Technologies, Inc.	820	55,867
Monsanto Company	11,533	1,229,302
NewMarket Corp.	292	129,616
Northern Technologies International Corp. (I)	322	5,184
OCI Partners LP	2,042	34,408
OCI Resources LP	700	17,150

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp. (L)	1,916	$51,636
OM Group, Inc.	761	25,570
OMNOVA Solutions, Inc. (I)	1,710	12,808
PolyOne Corp.	2,180	85,391
PPG Industries, Inc.	6,482	743,615
Praxair, Inc.	6,883	822,863
Prospect Global Resources, Inc. (I)	53	3
Quaker Chemical Corp.	343	30,472
Rayonier Advanced Materials, Inc.	994	16,162
Rentech Nitrogen Partners LP	1,086	15,519
Rentech, Inc. (I)	10,616	11,359
RPM International, Inc.	3,162	154,843
Sensient Technologies Corp.	1,135	77,566
Sigma-Aldrich Corp.	2,829	394,221
Stepan Company	506	27,380
Terra Nitrogen Company LP	422	51,100
The Dow Chemical Company	27,612	1,412,906
The Mosaic Company	8,640	404,784
The Scotts Miracle-Gro Company, Class A	1,434	84,907
The Sherwin-Williams Company	2,243	616,870
The Valspar Corp.	1,959	160,285
Trecora Resources (I)	686	10,359
Tredegar Corp.	888	19,634
Trinseo SA (I)(L)	1,169	31,376
Valhi, Inc.	7,686	43,503
W.R. Grace & Company (I)	1,748	175,324
Westlake Chemical Corp.	3,120	214,001
Westlake Chemical Partners LP	703	15,290
		12,903,451
Construction materials - 0.1%
Eagle Materials, Inc.	1,200	91,596
Headwaters, Inc. (I)	1,980	36,076
Martin Marietta Materials, Inc.	1,601	226,558
Summit Materials, Inc. (I)	690	17,595
United States Lime & Minerals, Inc.	212	12,321
Vulcan Materials Company	3,157	264,967
		649,113
Containers and packaging - 0.4%
AptarGroup, Inc.	1,465	93,423
Avery Dennison Corp.	2,194	133,702
Ball Corp.	3,244	227,567
Bemis Company, Inc.	2,253	101,408
Berry Plastics Group, Inc. (I)	2,850	92,340
Crown Holdings, Inc. (I)	3,312	175,238
Graphic Packaging Holding Company	7,926	110,409
Greif, Inc., Class A	1,126	40,367
MeadWestvaco Corp.	4,013	189,373
Myers Industries, Inc.	984	18,696
Owens-Illinois, Inc. (I)	4,039	92,655
Packaging Corp. of America	2,309	144,289
Rock-Tenn Company, Class A	3,302	198,780
Sealed Air Corp.	4,965	255,102
Silgan Holdings, Inc.	1,489	78,560
Sonoco Products Company	2,324	99,607
		2,051,516
Metals and mining - 0.5%
AK Steel Holding Corp. (I)(L)	4,143	16,033
Alcoa, Inc.	29,186	325,424
Allegheny Technologies, Inc.	2,513	75,893
Allied Nevada Gold Corp. (I)	1,954	307
AM Castle & Company (I)	676	4,171

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Ampco-Pittsburgh Corp.	728	$11,007
Carpenter Technology Corp.	1,236	47,808
Century Aluminum Company (I)	2,202	22,967
Cliffs Natural Resources, Inc. (L)	3,602	15,597
Coeur Mining, Inc. (I)	3,318	18,946
Commercial Metals Company	2,880	46,310
Compass Minerals International, Inc.	779	63,987
Freeport-McMoRan, Inc.	24,892	463,489
General Moly, Inc. (I)	2,672	1,892
Globe Specialty Metals, Inc.	1,837	32,515
Golden Minerals Company (I)	848	298
Handy & Harman, Ltd. (I)	386	13,375
Haynes International, Inc.	336	16,572
Hecla Mining Company	9,212	24,228
Hi-Crush Partners LP	931	28,572
Horsehead Holding Corp. (I)	1,401	16,420
Kaiser Aluminum Corp.	411	34,146
Materion Corp.	519	18,295
Midway Gold Corp. (I)	3,078	52
Molycorp, Inc. (I)(L)	6,266	567
Newmont Mining Corp.	11,718	273,732
Noranda Aluminum Holding Corp.	1,665	1,415
Nucor Corp.	7,622	335,902
Olympic Steel, Inc.	518	9,034
Paramount Gold Nevada Corp. (I)(L)	221	338
Reliance Steel & Aluminum Company	1,791	108,320
Royal Gold, Inc.	1,516	93,370
RTI International Metals, Inc. (I)	652	20,551
Schnitzer Steel Industries, Inc., Class A	687	12,002
Solitario Exploration & Royalty Corp. (I)	2,030	1,279
Southern Copper Corp. (L)	19,276	566,907
Steel Dynamics, Inc.	5,615	116,315
Stillwater Mining Company (I)	2,775	32,162
SunCoke Energy Partners LP	506	8,653
SunCoke Energy, Inc.	1,547	20,111
Synalloy Corp.	518	7,097
Tahoe Resources, Inc.	3,348	40,611
TimkenSteel Corp.	1,013	27,341
United States Steel Corp. (L)	3,397	70,046
US Antimony Corp. (I)	2,052	1,395
Vista Gold Corp. (I)	3,085	1,018
Walter Energy, Inc.	1,471	321
Worthington Industries, Inc.	1,600	48,096
		3,094,887
Paper and forest products - 0.1%
Boise Cascade Company (I)	927	34,002
Clearwater Paper Corp. (I)	471	26,988
Deltic Timber Corp.	422	28,544
International Paper Company	10,027	477,185
KapStone Paper and Packaging Corp.	2,401	55,511
Louisiana-Pacific Corp. (I)	3,672	62,534
Neenah Paper, Inc.	450	26,532
PH Glatfelter Company	1,142	25,113
Schweitzer-Mauduit International, Inc.	763	30,428
Verso Paper Corp. (I)	1,827	1,206
Wausau Paper Corp.	1,441	13,228
		781,271
		19,480,238
Telecommunication services - 2.0%
Diversified telecommunication services - 1.7%
8x8, Inc. (I)	2,375	21,280

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Alaska Communications Systems Group, Inc. (I)	1,419	$3,406
Alteva (I)	733	5,263
AT&T, Inc.	123,704	4,393,909
Atlantic Tele-Network, Inc.	401	27,701
CenturyLink, Inc.	13,449	395,132
Cincinnati Bell, Inc. (I)	4,894	18,695
Cogent Communications Group, Inc.	1,163	39,356
Consolidated Communications Holdings, Inc.	1,359	28,553
Frontier Communications Corp.	24,043	119,013
Globalstar, Inc. (I)(L)	22,247	46,941
Hawaiian Telcom Holdco, Inc. (I)	664	17,330
inContact, Inc. (I)	1,441	14,223
Inteliquent, Inc.	876	16,118
Iridium Communications, Inc. (I)(L)	2,478	22,525
Level 3 Communications, Inc. (I)	8,267	435,423
Lumos Networks Corp.	1,002	14,820
ORBCOMM, Inc. (I)	2,257	15,235
Premiere Global Services, Inc. (I)	1,491	15,342
Straight Path Communications, Inc., Class B (I)	302	9,903
Towerstream Corp. (I)	2,254	4,035
Verizon Communications, Inc.	98,999	4,614,343
Vonage Holdings Corp. (I)	4,929	24,201
Windstream Holdings, Inc. (I)(L)	2,313	14,757
Zayo Group Holdings, Inc. (I)	5,746	147,787
		10,465,291
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,274	10,523
Leap Wireless International, Inc. (I)	2,036	5,131
NII Holdings, Inc. (I)	4,011	0
RingCentral, Inc., Class A (I)	1,376	25,442
SBA Communications Corp., Class A (I)	3,071	353,073
Shenandoah Telecommunications Company	652	22,318
Sprint Corp. (I)(L)	95,174	433,993
T-Mobile US, Inc. (I)	19,333	749,540
Telephone & Data Systems, Inc.	2,523	74,176
United States Cellular Corp. (I)	2,040	76,847
		1,751,043
		12,216,334
Utilities - 2.6%
Electric utilities - 1.3%
ALLETE, Inc.	1,173	54,415
American Electric Power Company, Inc.	11,643	616,730
Cleco Corp.	1,421	76,521
Duke Energy Corp.	16,877	1,191,854
Edison International	7,767	431,690
El Paso Electric Company	1,103	38,230
Entergy Corp.	4,288	302,304
Eversource Energy	7,567	343,617
Exelon Corp.	20,612	647,629
FirstEnergy Corp.	10,067	327,681
Great Plains Energy, Inc.	3,613	87,290
Hawaiian Electric Industries, Inc.	2,379	70,728
IDACORP, Inc.	1,264	70,961
ITC Holdings Corp.	3,625	116,653
MGE Energy, Inc.	946	36,639
NextEra Energy, Inc.	10,590	1,038,138
OGE Energy Corp.	4,660	133,136
Otter Tail Corp.	937	24,924
Pepco Holdings, Inc.	5,969	160,805

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Pinnacle West Capital Corp.	2,624	$149,279
PNM Resources, Inc.	1,941	47,749
Portland General Electric Company	1,931	64,032
PPL Corp.	15,898	468,514
The Empire District Electric Company	1,051	22,912
The Southern Company	21,491	900,473
UIL Holdings Corp.	1,407	64,469
Westar Energy, Inc.	3,141	107,485
Xcel Energy, Inc.	11,997	386,063
		7,980,921
Gas utilities - 0.2%
AGL Resources, Inc.	2,821	131,346
AmeriGas Partners LP	2,217	101,339
Atmos Energy Corp.	2,362	121,123
Chesapeake Utilities Corp.	416	22,402
Ferrellgas Partners LP	2,124	47,854
National Fuel Gas Company	2,027	119,370
New Jersey Resources Corp.	2,160	59,508
ONE Gas, Inc.	1,229	52,306
Piedmont Natural Gas Company, Inc. (L)	1,997	70,514
Questar Corp.	4,196	87,738
South Jersey Industries, Inc.	1,881	46,517
Southwest Gas Corp.	1,178	62,681
Suburban Propane Partners LP	1,493	59,541
The Laclede Group, Inc.	1,109	57,735
UGI Corp.	4,169	143,622
WGL Holdings, Inc.	1,266	68,731
		1,252,327
Independent power and renewable electricity producers - 0.1%
AES Corp.	16,573	219,758
Atlantic Power Corp.	4,390	13,521
Calpine Corp. (I)	9,126	164,177
Nextera Energy Partners LP	514	20,365
NRG Energy, Inc.	7,974	182,445
NRG Yield, Inc., Class C (L)	1,481	32,419
Ormat Technologies, Inc.	1,243	46,836
Talen Energy Corp. (I)	1,985	34,063
Terraform Power, Inc., Class A (I)	2,465	93,621
US Geothermal, Inc. (I)	16,718	8,861
Vivint Solar, Inc. (I)(L)	2,719	33,090
		849,156
Multi-utilities - 0.9%
Alliant Energy Corp.	2,632	151,919
Ameren Corp.	5,753	216,773
Avista Corp.	1,574	48,243
Black Hills Corp.	1,042	45,483
CenterPoint Energy, Inc.	10,292	195,857
CMS Energy Corp.	6,570	209,189
Consolidated Edison, Inc.	6,901	399,430
Dominion Resources, Inc.	14,056	939,925
DTE Energy Company	4,184	312,294
MDU Resources Group, Inc.	4,469	87,280
NiSource, Inc.	7,482	341,104
NorthWestern Corp.	1,173	57,184
PG&E Corp.	11,328	556,205
Public Service Enterprise Group, Inc.	12,056	473,560
SCANA Corp.	3,362	170,285
Sempra Energy	5,902	583,944
TECO Energy, Inc.	5,589	98,702
Vectren Corp.	2,075	79,846

The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	7,511	$337,786
		5,305,009
Water utilities - 0.1%
American States Water Company	1,017	38,026
American Water Works Company, Inc.	4,233	205,851
Aqua America, Inc.	4,256	104,229
Artesian Resources Corp., Class A	784	16,535
California Water Service Group	1,119	25,569
Connecticut Water Service, Inc.	541	18,481
SJW Corp.	641	19,672
		428,363
		15,815,776
TOTAL COMMON STOCKS (Cost $342,544,411)		$586,335,530

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
3.001%, 12/31/2015 (Z)	$2,800	$2,758
TOTAL CORPORATE BONDS (Cost $2,680)		$2,758

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
Seritage Growth Properties (I)(N)	2,576	0
TOTAL RIGHTS (Cost $13,307)		$0

WARRANTS - 0.0%
Biotime, Inc. (Expiration
Date: 10/01/2018) (I)(N)	184	204
Eagle Bulk Shipping, Inc. (Expiration
Date: 10/15/2021) (I)(N)	92	35
Genco Shipping & Trading Ltd. (Expiration
Date: 07/09/2021) (I)(N)	84	67
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	18	7
TOTAL WARRANTS (Cost $18,985)		$313

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	893,590	8,940,545
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,940,559)		$8,940,545

SHORT-TERM INVESTMENTS - 3.1%
Repurchase agreement - 3.1%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $18,997,000 on 07/01/2015,
collateralized by $19,160,000 U.S. Treasury
Notes, 2.000% - 2.750% due 06/30/2022 -
8/15/2024 (valued at $19,380,463,
including interest)	$18,997,000	$18,997,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,997,000)		$18,997,000
Total Investments (Total Stock Market Index Trust)
(Cost $370,516,942) - 101.4%		$614,276,146
Other assets and liabilities, net - (1.4%)		(8,351,937)
TOTAL NET ASSETS - 100.0%		$605,924,209

U.S. Equity Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 8.7%
Auto components - 0.0%
Gentex Corp.	22,000	$361,240
Distributors - 0.2%
Genuine Parts Company	13,000	1,163,890
Hotels, restaurants and leisure - 0.7%
Chipotle Mexican Grill, Inc. (I)	700	423,493
McDonald’s Corp.	47,651	4,530,178
Texas Roadhouse, Inc.	7,200	269,496
		5,223,167
Household durables - 0.1%
Garmin, Ltd.	4,700	206,471
Tupperware Brands Corp.	5,000	322,700
		529,171
Internet and catalog retail - 4.9%
Amazon.com, Inc. (I)	69,271	30,069,848
The Priceline Group, Inc. (I)	500	575,685
TripAdvisor, Inc. (I)	82,400	7,180,336
		37,825,869
Leisure products - 0.3%
Hasbro, Inc.	8,000	598,320
Mattel, Inc.	28,900	742,441
Polaris Industries, Inc.	4,300	636,873
		1,977,634
Media - 0.0%
Scripps Networks Interactive, Inc., Class A	5,600	366,072
Specialty retail - 1.0%
Bed Bath & Beyond, Inc. (I)	30,000	2,069,400
Ross Stores, Inc.	44,600	2,168,006
The TJX Companies, Inc.	46,500	3,076,905
Tiffany & Company	4,000	367,200
		7,681,511
Textiles, apparel and luxury goods - 1.5%
Coach, Inc.	33,200	1,149,052
Fossil Group, Inc. (I)	2,100	145,656
NIKE, Inc., Class B	59,820	6,461,756
Ralph Lauren Corp.	7,000	926,520
Under Armour, Inc., Class A (I)	2,900	241,976
VF Corp.	41,840	2,917,922
		11,842,882
		66,971,436
Consumer staples - 17.0%
Beverages - 3.8%
Brown-Forman Corp., Class B	13,398	1,342,212
Monster Beverage Corp. (I)	13,840	1,854,837
PepsiCo, Inc.	72,876	6,802,246
The Coca-Cola Company	496,100	19,462,003
		29,461,298
Food and staples retailing - 3.8%
Costco Wholesale Corp.	39,000	5,267,340
CVS Health Corp.	84,700	8,883,336
Sysco Corp.	33,200	1,198,520
Wal-Mart Stores, Inc.	191,080	13,553,304
		28,902,500
Food products - 0.5%
General Mills, Inc.	1,600	89,152
Hormel Foods Corp.	17,600	992,112

The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
McCormick & Company, Inc.	14,900	$1,206,155
The Hershey Company	14,800	1,314,684
		3,602,103
Household products - 5.4%
Church & Dwight Company, Inc.	18,000	1,460,340
Colgate-Palmolive Company	130,180	8,515,074
Kimberly-Clark Corp.	15,400	1,631,938
The Procter & Gamble Company	381,500	29,848,560
		41,455,912
Personal products - 0.3%
Herbalife, Ltd. (I)(L)	10,300	567,427
The Estee Lauder Companies, Inc., Class A	24,062	2,085,213
		2,652,640
Tobacco - 3.2%
Philip Morris International, Inc.	274,584	22,013,399
Reynolds American, Inc.	31,200	2,329,392
		24,342,791
		130,417,244
Energy - 9.7%
Oil, gas and consumable fuels - 9.7%
Apache Corp.	56,290	3,243,993
Chevron Corp.	337,171	32,526,886
ConocoPhillips	177,400	10,894,134
Denbury Resources, Inc.	12,600	80,136
Devon Energy Corp.	40,100	2,385,549
Exxon Mobil Corp.	158,400	13,178,880
Hess Corp.	9,000	601,920
Marathon Oil Corp.	119,900	3,182,146
Murphy Oil Corp.	14,600	606,922
Occidental Petroleum Corp.	95,935	7,460,865
		74,161,431
		74,161,431
Financials - 2.8%
Banks - 1.6%
JPMorgan Chase & Co.	180,600	12,237,456
Consumer finance - 1.2%
American Express Company	122,800	9,544,016
		21,781,472
Health care - 19.6%
Biotechnology - 1.7%
Amgen, Inc.	40,100	6,156,152
Biogen, Inc. (I)	9,234	3,729,982
Puma Biotechnology, Inc. (I)(L)	26,530	3,097,378
		12,983,512
Health care equipment and supplies - 5.7%
Abbott Laboratories	225,301	11,057,773
Baxter International, Inc.	1,301	90,979
Becton, Dickinson and Company	24,500	3,470,425
C.R. Bard, Inc.	9,390	1,602,873
Edwards Lifesciences Corp. (I)	11,220	1,598,065
IDEXX Laboratories, Inc. (I)	1,000	64,140
Intuitive Surgical, Inc. (I)	4,270	2,068,815
Medtronic PLC	169,339	12,548,020
ResMed, Inc.	12,300	693,351
Sirona Dental Systems, Inc. (I)	4,400	441,848
St. Jude Medical, Inc.	25,300	1,848,671
Stryker Corp.	52,000	4,969,640

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Varian Medical Systems, Inc. (I)	13,100	$1,104,723
Zimmer Biomet Holdings, Inc.	20,100	2,195,523
		43,754,846
Health care providers and services - 6.1%
AmerisourceBergen Corp.	4,200	446,628
Anthem, Inc.	10,300	1,690,642
Express Scripts Holding Company (I)	251,009	22,324,740
Henry Schein, Inc. (I)	10,800	1,534,896
Humana, Inc.	18,600	3,557,808
Laboratory Corp. of America Holdings (I)	700	84,854
MEDNAX, Inc. (I)	3,700	274,207
Patterson Companies, Inc.	4,800	233,520
UnitedHealth Group, Inc.	136,322	16,631,284
		46,778,579
Health care technology - 0.2%
Cerner Corp. (I)	27,680	1,911,581
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	5,600	216,048
Bio-Techne Corp.	2,000	196,940
Mettler-Toledo International, Inc. (I)	1,900	648,774
Waters Corp. (I)	10,400	1,335,152
		2,396,914
Pharmaceuticals - 5.6%
Eli Lilly & Company	35,101	2,930,582
Johnson & Johnson	347,300	33,847,858
Pfizer, Inc.	183,000	6,135,990
		42,914,430
		150,739,862
Industrials - 8.6%
Aerospace and defense - 2.0%
General Dynamics Corp.	1,700	240,873
Honeywell International, Inc.	71,000	7,239,870
Precision Castparts Corp.	18,500	3,697,595
Rockwell Collins, Inc.	3,322	306,787
United Technologies Corp.	36,521	4,051,275
		15,536,400
Air freight and logistics - 0.2%
C.H. Robinson Worldwide, Inc.	17,100	1,066,869
Expeditors International of Washington, Inc.	16,000	737,680
		1,804,549
Commercial services and supplies - 0.1%
Rollins, Inc.	12,450	355,199
Stericycle, Inc. (I)	4,400	589,204
		944,403
Electrical equipment - 0.9%
AMETEK, Inc.	16,800	920,304
Emerson Electric Company	60,900	3,375,687
Hubbell, Inc., Class B	3,500	378,980
Rockwell Automation, Inc.	16,700	2,081,488
		6,756,459
Industrial conglomerates - 3.1%
3M Company	91,500	14,118,450
Danaher Corp.	102,000	8,730,180
Roper Technologies, Inc.	5,200	896,792
		23,745,422

The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 1.8%
CLARCOR, Inc.	2,800	$174,272
Donaldson Company, Inc.	1,405	50,299
Dover Corp.	12,700	891,286
Flowserve Corp.	4,200	221,172
Illinois Tool Works, Inc.	58,141	5,336,762
Lincoln Electric Holdings, Inc.	2,200	133,958
Pall Corp.	7,700	958,265
Snap-on, Inc.	1,500	238,875
WABCO Holdings, Inc. (I)	43,600	5,394,192
Wabtec Corp.	6,900	650,256
		14,049,337
Professional services - 0.1%
Equifax, Inc.	5,700	553,413
Road and rail - 0.1%
J.B. Hunt Transport Services, Inc.	2,500	205,225
Landstar System, Inc.	2,700	180,549
		385,774
Trading companies and distributors - 0.3%
W.W. Grainger, Inc.	6,600	1,561,890
Fastenal Company	19,600	826,728
MSC Industrial Direct Company, Inc., Class A	2,000	139,540
		2,528,158
		66,303,915
Information technology - 31.0%
Communications equipment - 5.8%
Cisco Systems, Inc.	892,219	24,500,334
F5 Networks, Inc. (I)	7,200	866,520
QUALCOMM, Inc.	231,002	14,467,655
Ubiquiti Networks, Inc. (L)	146,544	4,676,952
		44,511,461
Electronic equipment, instruments and components - 0.2%
Amphenol Corp., Class A	23,000	1,333,310
Internet software and services - 6.6%
Akamai Technologies, Inc. (I)	11,700	816,894
eBay, Inc. (I)	98,411	5,928,279
Google, Inc., Class A (I)	49,617	26,795,165
Google, Inc., Class C (I)	5,443	2,833,136
Yahoo!, Inc. (I)	361,700	14,211,193
		50,584,667
IT services - 4.1%
Accenture PLC, Class A	79,500	7,694,010
Automatic Data Processing, Inc.	6,600	529,518
Cognizant Technology Solutions Corp., Class A (I)	69,400	4,239,646
Gartner, Inc. (I)	1,900	162,982
IBM Corp.	57,202	9,304,477
Jack Henry & Associates, Inc.	6,600	427,020
MasterCard, Inc., Class A	38,549	3,603,561
Paychex, Inc.	37,400	1,753,312
Teradata Corp. (I)	97,400	3,603,800
Total System Services, Inc.	12,600	526,302
		31,844,628
Semiconductors and semiconductor equipment - 0.7%
Analog Devices, Inc.	35,405	2,272,470
Avago Technologies, Ltd.	2,200	292,446
Linear Technology Corp.	18,000	796,140
Skyworks Solutions, Inc.	6,900	718,290

U.S. Equity Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xilinx, Inc.	28,200	$1,245,312
		5,324,658
Software - 8.7%
ANSYS, Inc. (I)	11,200	1,021,888
CA, Inc.	26,300	770,327
Citrix Systems, Inc. (I)	20,100	1,410,216
FactSet Research Systems, Inc.	2,400	390,024
Intuit, Inc.	31,800	3,204,486
Microsoft Corp.	737,136	32,544,554
Oracle Corp.	653,639	26,341,652
Red Hat, Inc. (I)	10,500	797,265
		66,480,412
Technology hardware, storage and peripherals - 4.9%
Apple, Inc.	251,120	31,496,726
EMC Corp.	233,700	6,167,343
NetApp, Inc.	9,800	309,288
		37,973,357
		238,052,493
Materials - 1.1%
Chemicals - 1.0%
International Flavors & Fragrances, Inc.	2,100	229,509
Monsanto Company	53,400	5,691,906
Sigma-Aldrich Corp.	11,600	1,616,460
The Sherwin-Williams Company	800	220,016
		7,757,891
Containers and packaging - 0.1%
AptarGroup, Inc.	5,500	350,735
		8,108,626
TOTAL COMMON STOCKS (Cost $675,621,076)		$756,536,479

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016; Strike Price: $10.50) (I)	23,900	335
TOTAL RIGHTS (Cost $1,554)		$335

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	698,092	6,984,547
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,984,526)		$6,984,547

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	10,116,989	10,116,989
TOTAL SHORT-TERM INVESTMENTS (Cost $10,116,989)		$10,116,989
Total Investments (U.S. Equity Trust)
(Cost $692,724,145) - 100.7%		$773,638,350
Other assets and liabilities, net - (0.7%)		(5,750,501)
TOTAL NET ASSETS - 100.0%		$767,887,849

The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.5%
Consumer discretionary - 8.0%
Media - 8.0%
Altice SA (I)	26,517	$3,658,263
Astro Malaysia Holdings BHD	962,800	785,708
Charter Communications, Inc., Class A (I)(L)	28,999	4,966,079
Comcast Corp., Special Class A	155,262	9,306,404
Liberty Global PLC, Series C (I)	107,666	5,451,130
Quebecor, Inc., Class B	106,510	2,662,324
Time Warner Cable, Inc.	52,650	9,380,651
		36,210,559
Energy - 17.3%
Oil, gas and consumable fuels - 17.3%
Anadarko Petroleum Corp.	34,033	2,656,616
Columbia Pipeline Partners LP	73,925	1,862,910
Cone Midstream Partners LP	22,903	405,383
Enable Midstream Partners LP	70,538	1,127,197
Enbridge, Inc.	168,272	7,869,309
Energy Transfer Equity LP	98,706	6,333,964
Energy Transfer Partners LP	128,537	6,709,631
Enterprise Products Partners LP	91,218	2,726,506
EQT Corp.	48,039	3,907,492
EQT GP Holdings LP (I)	22,150	752,879
JP Energy Partners LP	65,773	855,049
Kinder Morgan, Inc.	217,963	8,367,600
Memorial Resource Development Corp. (I)	26,170	496,445
Noble Energy, Inc.	73,613	3,141,803
ONEOK Partners LP	25,440	864,960
Plains All American Pipeline LP	23,718	1,033,393
Plains GP Holdings LP, Class A	257,673	6,658,270
SemGroup Corp., Class A	39,985	3,178,008
Sunoco Logistics Partners LP	6,094	231,755
Tallgrass Energy GP LP (I)	59,624	1,916,912
The Williams Companies, Inc.	159,398	9,147,851
Western Gas Equity Partners LP	49,954	2,997,240
Williams Partners LP	101,513	4,916,275
		78,157,448
		78,157,448
Financials - 1.4%
Real estate investment trusts - 1.4%
American Tower Corp.	69,302	6,465,184
Telecommunication services - 12.2%
Diversified telecommunication services - 8.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,570,616	2,674,715
BT Group PLC	361,726	2,561,506
Cellnex Telecom SAU (I)(S)	143,540	2,428,387
Com Hem Holding AB	534,546	4,957,913
Frontier Communications Corp.	47,009	232,695
Hellenic Telecommunications Organization SA	337,318	2,480,860
Infrastrutture Wireless Italiane SpA (I)(S)	112,130	506,283
TDC A/S	787,335	5,771,439
Telecom Italia SpA	4,618,132	4,709,395
TELUS Corp.	50,371	1,735,360
Verizon Communications, Inc.	137,561	6,411,718
XL Axiata Tbk PT (I)	5,909,000	1,629,813
		36,100,084
Wireless telecommunication services - 4.2%
Advanced Info Service PCL	32,900	233,779
Bharti Airtel, Ltd.	151,378	997,404
Bharti Infratel, Ltd.	78,851	554,992

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
KDDI Corp.	92,400	$2,229,792
MegaFon OAO, GDR	57,657	800,535
Mobile TeleSystems OJSC, ADR	271,512	2,655,387
Philippine Long Distance Telephone Company	18,855	1,174,774
SBA Communications Corp., Class A (I)	48,867	5,618,239
Vodafone Group PLC	1,236,182	4,509,459
		18,774,361
		54,874,445
Utilities - 52.6%
Electric utilities - 22.3%
ALLETE, Inc.	64,132	2,975,083
American Electric Power Company, Inc.	192,401	10,191,481
Cia Paranaense de Energia, ADR (L)	57,823	636,053
CPFL Energia SA	427,141	2,644,645
Edison International	36,189	2,011,385
EDP - Energias de Portugal SA	2,195,106	8,363,341
EDP - Energias do Brasil SA	852,106	3,154,527
Enel SpA	1,773,566	8,038,320
Equatorial Energia SA	129,001	1,459,254
Exelon Corp.	466,591	14,660,289
Iberdrola SA	341,862	2,308,095
NextEra Energy, Inc.	160,881	15,771,164
OGE Energy Corp.	270,761	7,735,642
PPL Corp.	489,530	14,426,449
Red Electrica Corp. SA	42,259	3,393,387
Xcel Energy, Inc.	86,682	2,789,427
		100,558,542
Gas utilities - 2.3%
APA Group, Ltd.	231,444	1,470,029
China Resources Gas Group, Ltd.	1,272,000	3,766,710
Gas Natural SDG SA	87,652	1,990,335
Infraestructura Energetica Nova SAB de CV	190,895	942,481
Snam SpA	478,622	2,277,772
		10,447,327
Independent power and renewable electricity
producers - 14.9%
8point3 Energy Partners LP (I)	33,906	631,330
Abengoa Yield PLC (L)	178,822	5,600,705
AES Corp.	885,326	11,739,423
Calpine Corp. (I)	446,874	8,039,263
China Longyuan Power Group Corp., H Shares	1,698,000	1,884,696
Dynegy, Inc. (I)	322,410	9,430,493
EDP Renovaveis SA	1,362,914	9,694,685
Enel Green Power SpA	475,142	928,810
NextEra Energy Partners LP	39,872	1,579,729
NRG Energy, Inc.	458,391	10,487,986
NRG Yield, Inc., Class A (L)	51,900	1,141,281
NRG Yield, Inc., Class C (L)	103,570	2,267,147
Talen Energy Corp. (I)	58,025	995,709
Terraform Power, Inc., Class A (I)	50,150	1,904,697
Tractebel Energia SA	83,900	922,627
		67,248,581
Multi-utilities - 13.1%
AGL Energy, Ltd.	91,412	1,095,015
Alliant Energy Corp.	15,919	918,845
Ameren Corp.	73,461	2,768,010
CenterPoint Energy, Inc.	59,158	1,125,777
CMS Energy Corp.	101,772	3,240,420
Dominion Resources, Inc.	52,207	3,491,082
DTE Energy Company	46,648	3,481,807

The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
GDF Suez	270,659	$5,039,223
NiSource, Inc.	150,426	6,857,921
NorthWestern Corp.	40,676	1,982,955
PG&E Corp.	101,105	4,964,256
Public Service Enterprise Group, Inc.	291,178	11,437,472
Sempra Energy	126,487	12,514,624
		58,917,407
		237,171,857
TOTAL COMMON STOCKS (Cost $403,188,417)		$412,879,493

PREFERRED SECURITIES - 8.3%
Energy - 0.4%
Oil, gas and consumable fuels - 0.4%
Anadarko Petroleum Corp., 7.500%	37,608	1,895,819
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp., 5.500%	28,959	2,895,900
Telecommunication services - 1.2%
Diversified telecommunication services - 0.7%
Frontier Communications Corp., 11.125%	23,365	2,334,164
Oi SA (I)	414,835	780,543
		3,114,707
Wireless telecommunication services - 0.5%
T-Mobile US, Inc., 5.500%	33,698	2,274,615
		5,389,322
Utilities - 6.0%
Electric utilities - 3.1%
Cia Paranaense de Energia, B Shares	198,600	2,232,501
Exelon Corp., 6.500%	150,085	6,807,856
NextEra Energy, Inc., 5.889%	63,669	3,929,014
NextEra Energy, Inc., 5.799%	22,023	1,178,231
		14,147,602
Independent power and renewable electricity producers - 1.0%
Dynegy, Inc., 5.375%	43,534	4,327,280
Multi-utilities - 1.9%
Dominion Resources, Inc., 6.000%	59,617	3,209,183
Dominion Resources, Inc., 6.125%	51,696	2,770,389
Dominion Resources, Inc., 6.375%	57,415	2,681,281
		8,660,853
		27,135,735
TOTAL PREFERRED SECURITIES (Cost $40,212,923)		$37,316,776

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	1,214,651	12,152,822
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,152,801)		$12,152,822

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.1%
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $653,000 on 07/01/2015,
collateralized by $660,000 U.S. Treasury
Notes, 1.500% due 02/28/2019 (valued at
$668,052, including interest)	$653,000	$653,000
TOTAL SHORT-TERM INVESTMENTS (Cost $653,000)		$653,000
Total Investments (Utilities Trust)
(Cost $456,207,141) - 102.6%		$463,002,091
Other assets and liabilities, net - (2.6%)		(11,769,299)
TOTAL NET ASSETS - 100.0%		$451,232,792

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.9%
Consumer discretionary - 12.3%
Auto components - 4.9%
Dana Holding Corp.	625,890	$12,880,816
Johnson Controls, Inc.	405,641	20,091,399
		32,972,215
Diversified consumer services - 1.2%
DeVry Education Group, Inc.	277,075	8,306,709
Media - 2.1%
Gannett Company, Inc. (I)	1	7
Tegna, Inc.	432,597	13,873,386
		13,873,393
Specialty retail - 2.1%
Ascena Retail Group, Inc. (I)	858,863	14,304,363
Textiles, apparel and luxury goods - 2.0%
Fossil Group, Inc. (I)	189,324	13,131,513
		82,588,193
Consumer staples - 2.9%
Food products - 2.9%
ConAgra Foods, Inc.	438,841	19,186,129
Energy - 6.2%
Energy equipment and services - 4.0%
Amec Foster Wheeler PLC	942,807	12,108,641
Amec Foster Wheeler PLC, ADR	38,139	492,756
Baker Hughes, Inc.	232,327	14,334,576
		26,935,973
Oil, gas and consumable fuels - 2.2%
The Williams Companies, Inc.	256,932	14,745,327
		41,681,300
Financials - 27.2%
Banks - 9.1%
BB&T Corp.	406,008	16,366,182
Comerica, Inc.	342,623	17,583,412
Wintrust Financial Corp.	304,450	16,251,541
Zions Bancorporation	335,471	10,646,172
		60,847,307

The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets - 6.9%
American Capital, Ltd. (I)	896,538	$12,148,090
Northern Trust Corp.	221,615	16,944,683
Stifel Financial Corp. (I)	303,376	17,516,930
		46,609,703
Insurance - 8.3%
ACE, Ltd.	71,416	7,261,579
Arthur J. Gallagher & Company	204,288	9,662,822
FNF Group	479,527	17,737,704
Marsh & McLennan Companies, Inc.	176,766	10,022,632
Willis Group Holdings PLC	240,091	11,260,268
		55,945,005
Real estate management and development - 2.9%
Forest City Enterprises, Inc., Class A (I)	876,807	19,377,435
		182,779,450
Health care - 10.1%
Health care providers and services - 7.9%
Brookdale Senior Living, Inc. (I)	386,971	13,427,894
HealthSouth Corp.	396,701	18,272,048
Universal Health Services, Inc., Class B	148,850	21,151,585
		52,851,527
Life sciences tools and services - 2.2%
PerkinElmer, Inc.	279,242	14,699,299
		67,550,826
Industrials - 17.7%
Aerospace and defense - 2.5%
Textron, Inc.	381,509	17,026,747
Air freight and logistics - 1.0%
UTi Worldwide, Inc. (I)	705,628	7,049,224
Building products - 4.8%
Masco Corp.	531,419	14,172,945
Owens Corning	436,421	18,002,366
		32,175,311
Commercial services and supplies - 1.9%
Clean Harbors, Inc. (I)	236,116	12,688,874
Electrical equipment - 2.2%
Babcock & Wilcox Enterprises, Inc. (I)	18,771	350,267
The Babcock & Wilcox Company	437,503	14,350,098
		14,700,365
Machinery - 4.8%
Ingersoll-Rand PLC	253,346	17,080,585
Pentair PLC	216,610	14,891,938
		31,972,523
Road and rail - 0.5%
Swift Transportation Company (I)	152,624	3,459,986
		119,073,030
Information technology - 12.6%
Communications equipment - 2.5%
Ciena Corp. (I)	705,376	16,703,304
IT services - 2.1%
Teradata Corp. (I)	379,679	14,048,123
Software - 5.2%
Cadence Design Systems, Inc. (I)	727,880	14,310,121
Citrix Systems, Inc. (I)	300,396	21,075,783
		35,385,904

Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals - 2.8%
Diebold, Inc.	214,679	$7,513,765
NetApp, Inc.	355,398	11,216,361
		18,730,126
		84,867,457
Materials - 5.3%
Chemicals - 4.5%
Eastman Chemical Company	194,508	15,914,645
W.R. Grace & Company (I)	142,935	14,336,381
		30,251,026
Construction materials - 0.8%
Eagle Materials, Inc.	74,046	5,651,931
		35,902,957
Telecommunication services - 2.1%
Diversified telecommunication services - 2.1%
Level 3 Communications, Inc. (I)	272,225	14,338,091
Utilities - 2.5%
Electric utilities - 1.8%
Edison International	218,137	12,124,054
Multi-utilities - 0.7%
CenterPoint Energy, Inc.	256,034	4,872,327
		16,996,381
TOTAL COMMON STOCKS (Cost $547,605,821)		$664,963,814

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.1092% (Y)	9,388,002	9,388,002
TOTAL SHORT-TERM INVESTMENTS (Cost $9,388,002)		$9,388,002
Total Investments (Value Trust) (Cost $556,993,823) - 100.3%		$674,351,816
Other assets and liabilities, net - (0.3%)		(1,851,768)
TOTAL NET ASSETS - 100.0%		$672,500,048

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
RUB	Russian Ruble

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

(A)	The subadvisor is an affiliate of the advisor.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.	202

John Hancock
601 Congress Street
Boston MA 02210-2805

JHT05A-FP0I-06/15

John Hancock

John Hancock
Variable Insurance Trust

Bond Trusts

June 30, 2015
Portfolio of Investments

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 23.9%
U.S. Government - 8.0%
Treasury Inflation Protected Securities
0.250%, 01/15/2025		$2,097,606	$2,051,557
U.S. Treasury Bonds
2.500%, 02/15/2045		26,510,000	23,221,116
3.125%, 02/15/2042		10,105,000	10,114,478
U.S. Treasury Notes
2.000%, 02/15/2025		1,500,000	1,455,234
2.125%, 05/15/2025		26,641,000	26,114,414
2.375%, 12/31/2020		2,500,000	2,575,978
			65,532,777
U.S. Government Agency - 15.9%
Federal Home Loan Bank
2.900%, 09/05/2025		300,000	295,233
3.170%, 10/04/2027		310,000	300,569
3.250%, 06/21/2027		415,152	414,623
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		2,078,057	2,079,356
3.003%, 03/01/2044 (P)		198,684	205,548
4.000%, 11/01/2043 to 02/01/2044		2,434,507	2,587,327
4.500%, 09/01/2023 to 10/01/2041		6,039,056	6,536,624
5.000%, 03/01/2041		604,278	670,017
5.500%, 07/01/2037		38,741	43,556
Federal National Mortgage Association
2.118%, 08/01/2034 (P)		1,553,844	1,642,206
2.497%, 07/01/2033 (P)		44,808	48,027
2.508%, 06/01/2044 (P)		1,171,148	1,204,049
2.551%, 04/01/2044 (P)		1,175,491	1,213,138
2.917%, 03/01/2044 (P)		184,686	190,958
3.000%, TBA (C)		15,250,000	15,159,453
3.000%, 07/01/2027 to 05/01/2043		1,998,616	2,024,071
3.500%, 02/01/2026 to 04/01/2045		17,621,327	18,241,241
4.000%, 10/01/2025 to 01/01/2044		13,803,597	14,723,407
4.000%, 09/01/2044 (C)		5,695,921	6,062,054
4.500%, 08/01/2040 to 08/01/2041		17,441,022	18,935,546
5.000%, 05/01/2018 to 04/01/2041		10,156,121	11,223,025
5.500%, 02/01/2018 to 11/01/2039		8,543,436	9,603,175
6.000%, 05/01/2035 to 02/01/2036		4,945,206	5,647,618
6.500%, 01/01/2039 to 06/01/2039		1,877,563	2,157,981
7.000%, 04/01/2017 to 06/01/2032		307,026	358,766
7.500%, 09/01/2029 to 08/01/2031		73,948	88,089
Government National
Mortgage Association
4.000%, 02/15/2041		5,121,818	5,453,335
5.000%, 04/15/2035		760,429	847,803
5.500%, 03/15/2035		470,424	533,133
6.000%, 03/15/2033 to 06/15/2033		353,496	407,403
6.500%, 09/15/2028 to 08/15/2031		99,632	115,604
7.000%, 04/15/2029		57,014	67,063
8.000%, 10/15/2026 to 05/15/2029		64,019	75,985
			129,155,983
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $193,677,632)			$194,688,760

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		620,000	641,700
Republic of Argentina
1.000%, 12/15/2035 (P)	ARS	19,532,033	145,095

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
8.280%, 12/31/2033 (H)		$329,479	$314,652
			1,101,447
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,355,504
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	852,761
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	486,760
9.375%, 04/01/2029		130,000	192,400
			679,160
United Kingdom - 0.1%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	191,552
8.000%, 12/07/2015		125,000	202,763
			394,315
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,957,241)			$4,383,187

CORPORATE BONDS - 39.5%
Consumer discretionary - 4.4%
21st Century Fox America, Inc.
6.150%, 03/01/2037		$210,000	242,105
6.400%, 12/15/2035		205,000	241,829
6.650%, 11/15/2037		1,000,000	1,213,342
6.750%, 01/09/2038		108,000	131,870
7.750%, 12/01/2045		491,000	666,344
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	670,125
Altice Financing SA
6.500%, 01/15/2022 (S)		215,000	215,000
6.625%, 02/15/2023 (S)		275,000	273,020
Amazon.com, Inc.
4.950%, 12/05/2044		770,000	747,689
AMC Entertainment, Inc.
5.875%, 02/15/2022		555,000	563,325
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		185,000	193,788
AutoNation, Inc.
5.500%, 02/01/2020		745,000	806,463
Boyd Gaming Corp.
6.875%, 05/15/2023		330,000	338,250
Brinker International, Inc.
3.875%, 05/15/2023		740,000	720,611
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		220,000	222,200
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		335,000	358,450
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		355,000	369,644
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,249,890
Dana Holding Corp.
6.000%, 09/15/2023		515,000	537,209
Delphi Corp.
5.000%, 02/15/2023		1,315,000	1,400,475

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
DIRECTV Holdings LLC
3.950%, 01/15/2025	$500,000	$489,480
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	320,000	334,400
Fiat Chrysler Automobiles NV
5.250%, 04/15/2023 (S)	340,000	333,268
Ford Motor Company
4.750%, 01/15/2043	215,000	209,143
Ford Motor Credit Company LLC
5.875%, 08/02/2021	2,314,000	2,631,712
General Motors Company
4.875%, 10/02/2023	500,000	526,461
6.250%, 10/02/2043	455,000	506,626
General Motors Financial Company, Inc.
3.450%, 04/10/2022	635,000	620,884
4.000%, 01/15/2025	705,000	694,541
4.375%, 09/25/2021	485,000	502,573
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	494,352	489,409
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,022,280
Harman International Industries, Inc.
4.150%, 05/15/2025	240,000	236,165
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	325,000	341,250
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,160,000	1,128,094
International Game Technology PLC
6.500%, 02/15/2025 (S)	330,000	305,250
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	590,000	528,050
L Brands, Inc.
6.625%, 04/01/2021	650,000	714,597
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	417,000	444,455
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	658,275
MGM Resorts International
6.000%, 03/15/2023 (L)	575,000	580,750
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	660,000	631,225
QVC, Inc.
4.375%, 03/15/2023	410,000	402,485
5.125%, 07/02/2022	250,000	257,160
5.450%, 08/15/2034	345,000	312,235
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	590,545
3.950%, 06/15/2025	560,000	549,120
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	505,000	537,825
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	325,000	320,125
Target Corp.
6.500%, 10/15/2037	657,000	838,200
Time Warner Cable, Inc.
5.500%, 09/01/2041	450,000	418,390
8.250%, 04/01/2019	410,000	481,889
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	888,101
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	367,355

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner, Inc.
7.625%, 04/15/2031	$451,000	$585,662
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	617,250
Tops Holding II Corp.
8.750%, 06/15/2018	203,000	199,955
Viacom, Inc.
4.375%, 03/15/2043	1,142,000	922,041
6.125%, 10/05/2017	750,000	818,096
Waterford Gaming LLC
8.625%, 09/15/2049 (H)(S)	341,969	0
Yum! Brands, Inc.
3.875%, 11/01/2023	600,000	593,439
5.350%, 11/01/2043	600,000	574,107
6.250%, 03/15/2018	155,000	171,146
6.875%, 11/15/2037	292,000	337,603
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	420,000	407,400
		36,280,646
Consumer staples - 1.7%
Alliance One International, Inc.
9.875%, 07/15/2021	845,000	739,375
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	684,699
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	405,000	489,261
Constellation Brands, Inc.
4.250%, 05/01/2023	375,000	369,375
4.750%, 11/15/2024	275,000	275,688
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,158,074	1,534,450
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	1,000,000	924,620
HRG Group, Inc.
7.875%, 07/15/2019 (S)	410,000	434,600
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	913,084
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	700,000	699,399
4.875%, 02/15/2025 (S)	620,000	675,025
5.200%, 07/15/2045 (S)	470,000	480,949
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	240,000	240,000
Revlon Consumer Products Corp.
5.750%, 02/15/2021	380,000	372,400
Reynolds American, Inc.
4.450%, 06/12/2025	480,000	488,311
4.850%, 09/15/2023	1,000,000	1,055,217
SABMiller PLC
6.500%, 07/15/2018 (S)	715,000	806,630
Safeway, Inc.
6.350%, 08/15/2017	164,000	173,020
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,246,201
Tops Holding LLC
8.000%, 06/15/2022 (S)	535,000	535,669
Vector Group, Ltd.
7.750%, 02/15/2021	340,000	363,800
		13,501,773

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy - 5.5%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	$1,000,000	$1,150,591
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	769,805
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	506,251
California Resources Corp.
5.500%, 09/15/2021 (L)	305,000	264,206
6.000%, 11/15/2024 (L)	695,000	596,831
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,226,217
Chesapeake Energy Corp.
5.750%, 03/15/2023	615,000	556,575
Cimarex Energy Company
4.375%, 06/01/2024	1,155,000	1,145,714
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	595,437
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	455,000	430,491
Concho Resources, Inc.
5.500%, 04/01/2023	500,000	500,000
Continental Resources, Inc.
5.000%, 09/15/2022	1,055,000	1,034,566
CSI Compressco LP
7.250%, 08/15/2022 (S)	200,000	191,000
DCP Midstream LLC
9.750%, 03/15/2019 (S)	465,000	539,261
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,615,000	1,279,888
DCP Midstream Operating LP
3.875%, 03/15/2023	275,000	253,765
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,047,482
5.000%, 06/15/2045	600,000	590,202
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,123,946
Ecopetrol SA
5.875%, 09/18/2023 (L)	180,000	189,000
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	528,535
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	694,660
Energen Corp.
4.625%, 09/01/2021	500,000	480,326
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,026,843
5.150%, 03/15/2045	515,000	453,518
9.700%, 03/15/2019	330,000	406,601
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	845,860
6.875%, 03/01/2033	471,000	574,542
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	675,000	675,000
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	500,000	523,750

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EP Energy LLC
7.750%, 09/01/2022	$265,000	$278,250
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	519,000	550,140
6.875%, 02/15/2023	118,000	126,555
FTS International, Inc.
6.250%, 05/01/2022	120,000	88,200
Hess Corp.
5.600%, 02/15/2041	800,000	816,762
Jones Energy Holdings LLC
6.750%, 04/01/2022	210,000	200,025
Kerr-McGee Corp.
6.950%, 07/01/2024	415,000	499,676
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	500,255
5.800%, 03/15/2035	402,000	395,621
7.300%, 08/15/2033	603,000	669,832
7.750%, 03/15/2032	210,000	240,270
Kinder Morgan, Inc.
4.300%, 06/01/2025	760,000	736,683
5.550%, 06/01/2045	500,000	460,638
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	190,000	183,350
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	680,000	652,120
Marathon Oil Corp.
3.850%, 06/01/2025	600,000	587,147
6.800%, 03/15/2032	785,000	921,812
MarkWest Energy Partners LP
4.875%, 12/01/2024	235,000	229,713
MPLX LP
4.000%, 02/15/2025	225,000	219,199
Newfield Exploration Company
5.625%, 07/01/2024	500,000	505,000
5.750%, 01/30/2022	645,000	657,900
Nexen Energy ULC
5.875%, 03/10/2035	598,000	658,882
6.400%, 05/15/2037	775,000	925,842
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	375,706
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	325,000	304,688
ONEOK Partners LP
6.650%, 10/01/2036	835,000	871,171
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	245,000	175,175
5.375%, 01/26/2019 (S)	355,000	291,633
Petro-Canada
6.050%, 05/15/2018	745,000	826,976
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	190,000	185,041
4.875%, 01/24/2022	330,000	343,157
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	704,616
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	147,128
5.500%, 04/15/2023	600,000	610,680
5.875%, 03/01/2022	145,000	154,199
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	310,000	306,900
Rowan Companies, Inc.
4.875%, 06/01/2022	375,000	372,051

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell International Finance BV
4.375%, 05/11/2045	$1,060,000	$1,042,262
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	624,966
Summit Midstream Holdings LLC
7.500%, 07/01/2021	230,000	240,925
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,020,813
Talisman Energy, Inc.
6.250%, 02/01/2038	525,000	513,987
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	195,000	188,175
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	600,000	609,000
Tullow Oil PLC
6.000%, 11/01/2020 (S)	245,000	222,031
6.250%, 04/15/2022 (S)	240,000	212,400
Whiting Petroleum Corp.
6.250%, 04/01/2023 (S)	350,000	347,375
Williams Partners LP
4.300%, 03/04/2024	700,000	687,532
4.875%, 05/15/2023 to 03/15/2024	1,255,000	1,234,016
WPX Energy, Inc.
5.250%, 09/15/2024	185,000	170,431
6.000%, 01/15/2022	350,000	345,625
		44,433,394
Financials - 16.3%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	505,000	536,104
American Express Bank FSB
6.000%, 09/13/2017	585,000	639,434
American International Group, Inc.
6.250%, 03/15/2037	100,000	110,129
6.400%, 12/15/2020	292,000	346,067
American Tower Corp.
3.400%, 02/15/2019	275,000	281,226
4.700%, 03/15/2022	375,000	389,915
5.000%, 02/15/2024	670,000	707,347
5.900%, 11/01/2021	800,000	900,217
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	190,000	196,462
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	600,000	582,000
4.600%, 02/06/2024	667,000	649,631
Ares Capital Corp.
3.875%, 01/15/2020	645,000	654,178
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,259,083
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	660,000	643,207
AvalonBay Communities, Inc.
3.450%, 06/01/2025	395,000	388,452
5.700%, 03/15/2017	750,000	804,617
AXA SA
8.600%, 12/15/2030	270,000	361,842
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	215,000	224,810

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		$1,440,000	$1,465,200
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		500,000	351,875
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	750,000	227,236
Bank of America Corp.
3.625%, 03/17/2016		$550,000	560,144
3.950%, 04/21/2025		205,000	197,708
4.200%, 08/26/2024		370,000	368,584
4.250%, 10/22/2026		400,000	389,630
5.000%, 05/13/2021		1,695,000	1,858,852
5.650%, 05/01/2018		1,000,000	1,097,966
6.875%, 04/25/2018		810,000	914,597
7.625%, 06/01/2019		1,065,000	1,262,956
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)		650,000	647,160
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		595,000	627,725
Barclays Bank PLC
10.179%, 06/12/2021 (S)		630,000	834,686
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,098,288
BPCE SA
4.500%, 03/15/2025 (S)		625,000	603,497
5.700%, 10/22/2023 (S)		610,000	643,011
Capital One Financial Corp.
2.450%, 04/24/2019		575,000	574,653
3.500%, 06/15/2023		1,023,000	1,005,531
4.750%, 07/15/2021		700,000	763,805
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)		530,000	525,363
Citigroup, Inc.
3.500%, 05/15/2023		1,060,000	1,033,581
4.450%, 01/10/2017		1,350,000	1,410,263
4.500%, 01/14/2022		1,000,000	1,072,726
5.375%, 08/09/2020		195,000	217,822
CNA Financial Corp.
6.500%, 08/15/2016		1,310,000	1,385,491
7.250%, 11/15/2023		340,000	409,765
CNO Financial Group, Inc.
5.250%, 05/30/2025		155,000	157,511
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025		600,000	596,612
Commerzbank AG
8.125%, 09/19/2023 (S)		765,000	892,250
Corrections Corp. of America
4.625%, 05/01/2023		405,000	396,900
Credit Acceptance Corp.
6.125%, 02/15/2021		635,000	636,588
Credit Agricole SA
4.375%, 03/17/2025 (S)		600,000	574,752

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	$545,000	$531,920
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	650,000	668,212
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	350,000	385,000
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	435,000	452,922
Credito Real SAB de CV
7.500%, 03/13/2019 (L)(S)	600,000	628,500
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	565,000	612,689
6.113%, 01/15/2020 (S)	620,000	705,417
DDR Corp.
3.500%, 01/15/2021	650,000	658,546
7.500%, 04/01/2017	710,000	778,164
Discover Financial Services
3.950%, 11/06/2024	510,000	494,830
5.200%, 04/27/2022	610,000	648,012
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2023 (S)	416,694	441,695
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2019 (S)	233,700	247,722
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2022 (S)	411,901	434,984
Dresdner Bank AG
7.250%, 09/15/2015	627,000	633,546
Education Realty Operating
Partnership LP
4.600%, 12/01/2024	405,000	406,492
Enova International, Inc.
9.750%, 06/01/2021	545,000	515,025
EPR Properties
7.750%, 07/15/2020	921,000	1,093,053
Equity Commonwealth
5.875%, 09/15/2020	700,000	768,143
ERP Operating LP
3.375%, 06/01/2025	300,000	293,906
5.750%, 06/15/2017	1,000,000	1,081,189
Essex Portfolio LP
5.500%, 03/15/2017	906,000	963,904
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	475,000	445,313
FS Investment Corp.
4.000%, 07/15/2019	545,000	553,414
General Electric Capital Corp.
0.754%, 08/15/2036 (P)	410,000	372,058
5.550%, 05/04/2020	270,000	306,614

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (5.250% to
06/15/2023, then 3 month
LIBOR + 2.967%)
5.250%, 06/15/2023 (Q)	$505,000	$517,625
General Electric Capital Corp. (7.125% to
06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	655,000	755,706
Genworth Holdings, Inc.
4.800%, 02/15/2024	500,000	436,250
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	450,000	515,917
HBOS PLC
6.000%, 11/01/2033 (S)	550,000	592,558
6.750%, 05/21/2018 (S)	1,145,000	1,268,894
HCP, Inc.
3.875%, 08/15/2024	800,000	779,553
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,106,292
Highwoods Realty LP
5.850%, 03/15/2017	465,000	496,366
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	185,000	185,463
ING Bank NV
5.800%, 09/25/2023 (S)	620,000	676,137
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	200,000	192,875
Invesco Finance PLC
3.125%, 11/30/2022	850,000	839,166
Iron Mountain, Inc.
5.750%, 08/15/2024	555,000	555,347
6.000%, 08/15/2023	540,000	565,650
iStar Financial, Inc.
5.000%, 07/01/2019	90,000	88,763
Jefferies Group LLC
5.125%, 04/13/2018	600,000	636,822
6.875%, 04/15/2021	725,000	829,059
8.500%, 07/15/2019	810,000	960,937
JPMorgan Chase & Co.
3.375%, 05/01/2023	1,250,000	1,212,215
4.125%, 12/15/2026	600,000	588,960
4.500%, 01/24/2022	1,300,000	1,391,937
4.625%, 05/10/2021	1,195,000	1,291,274
6.300%, 04/23/2019	1,000,000	1,144,853
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	670,000	655,763
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	510,000	485,316
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	1,035,000	1,105,825
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	795,000	840,911

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Kimco Realty Corp.
6.875%, 10/01/2019	$755,000	$881,214
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	666,487
Leucadia National Corp.
5.500%, 10/18/2023	1,770,000	1,804,873
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	1,000,000	1,027,100
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/07/2087 (S)	540,000	639,900
Liberty Property LP
5.500%, 12/15/2016	800,000	844,157
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,156,136
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	435,000	448,050
Loews Corp.
2.625%, 05/15/2023	630,000	601,589
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	775,000	761,496
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	650,000	660,897
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	735,000	758,050
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,244,354
5.350%, 06/01/2021	800,000	889,492
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	325,000	324,443
MetLife, Inc.
3.000%, 03/01/2025	300,000	286,954
6.400%, 12/15/2036	520,000	570,700
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	430,000	441,470
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,089,177
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,265,268
4.100%, 05/22/2023	900,000	900,544
4.300%, 01/27/2045	360,000	335,111
5.500%, 01/26/2020	435,000	485,071
5.550%, 04/27/2017	380,000	407,186
5.950%, 12/28/2017	565,000	620,943
6.625%, 04/01/2018	470,000	527,115
7.300%, 05/13/2019	1,180,000	1,387,312
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	200,000	198,500
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	475,000	471,556
MPT Operating Partnership LP
6.375%, 02/15/2022	385,000	410,506
6.875%, 05/01/2021	295,000	311,594
MSCI, Inc.
5.250%, 11/15/2024 (S)	50,000	50,625

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NANA Development Corp.
9.500%, 03/15/2019 (S)	$330,000	$315,150
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,219,505
Nationstar Mortgage LLC
6.500%, 07/01/2021	470,000	437,688
7.875%, 10/01/2020	520,000	518,700
9.625%, 05/01/2019 (L)	195,000	207,188
Nationwide Mutual Insurance Company
2.576%, 07/27/2015 (P)(S)	1,130,000	1,129,896
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	530,000	543,913
Nippon Life Insurance Company (5.000%
to 10/18/2022, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	245,000	254,494
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	410,000	428,963
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,333,407
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	415,000	407,724
4.950%, 04/01/2024	995,000	1,016,386
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	240,000	270,934
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	501,726
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	206,000	217,701
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	400,000	383,000
Rabobank Nederland NV (11.000% to
6-30-19, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	702,000	889,785
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,349,699
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,430,000	2,539,350
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	922,628
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	385,000	403,692
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)	230,000	231,150
Stifel Financial Corp.
4.250%, 07/18/2024	1,270,000	1,253,080
Synovus Financial Corp.
7.875%, 02/15/2019	260,000	291,850
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	730,000	911,265
The Bear Stearns Companies LLC
7.250%, 02/01/2018	405,000	458,589

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	$1,000,000	$1,160,970
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,190,956
5.250%, 07/27/2021	1,635,000	1,813,835
5.750%, 01/24/2022	160,000	181,805
5.950%, 01/18/2018	725,000	796,626
6.150%, 04/01/2018	1,000,000	1,111,348
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	1,000,000	1,120,459
6.625%, 03/30/2040	500,000	621,408
The Hartford Financial Services
Group, Inc. (8.125% to 6-15-18, then
3 month LIBOR + 4.603%)
06/15/2068	735,000	825,956
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	475,000	453,625
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	615,000	681,113
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	255,000	259,831
USB Realty Corp.
1.422%, 01/15/2017 (P)(Q)(S)	310,000	283,263
USI, Inc.
7.750%, 01/15/2021 (S)	395,000	400,925
Ventas Realty LP
3.750%, 05/01/2024	250,000	246,015
4.750%, 06/01/2021	685,000	741,517
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,351,791
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	855,000	872,100
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,019,551
Wells Fargo & Company
3.450%, 02/13/2023	900,000	894,004
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	685,000	701,303
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	735,000	736,838
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,062,000	1,148,288
Wells Fargo Bank NA
5.850%, 02/01/2037	400,000	471,768
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,513,017

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
XLIT, Ltd.
5.750%, 10/01/2021	$1,000,000	$1,144,265
		132,963,063
Health care - 1.5%
AbbVie, Inc.
3.600%, 05/14/2025	735,000	725,342
Actavis Funding SCS
3.800%, 03/15/2025	450,000	441,375
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	670,665
Alere, Inc.
7.250%, 07/01/2018	240,000	251,400
Anthem, Inc.
6.375%, 06/15/2037	1,000,000	1,138,159
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,194,787
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	239,000	242,227
Endo Finance LLC
6.000%, 07/15/2023 to 02/01/2025 (S)	430,000	438,563
7.250%, 01/15/2022 (S)	440,000	467,500
HCA, Inc.
5.250%, 04/15/2025	520,000	538,525
7.500%, 02/15/2022	380,000	436,050
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	95,000	92,150
5.750%, 08/01/2022 (S)	355,000	362,100
Medco Health Solutions, Inc.
7.125%, 03/15/2018	325,000	369,774
Medtronic, Inc.
4.625%, 03/15/2045 (S)	610,000	615,201
Mylan, Inc.
2.600%, 06/24/2018	670,000	674,488
7.875%, 07/15/2020 (S)	580,000	604,198
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	155,000	155,775
Select Medical Corp.
6.375%, 06/01/2021	370,000	373,700
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	57,821
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	626,105
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	170,000	171,700
5.625%, 12/01/2021 (S)	275,000	282,590
6.125%, 04/15/2025 (S)	395,000	406,850
7.500%, 07/15/2021 (S)	325,000	351,406
WellCare Health Plans, Inc.
5.750%, 11/15/2020	435,000	452,400
Zimmer Holdings, Inc.
3.550%, 04/01/2025	525,000	508,119
		12,648,970
Industrials - 4.1%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	575,000	567,813
Air Lease Corp.
3.375%, 01/15/2019	470,000	478,813
3.875%, 04/01/2021	340,000	343,400
4.750%, 03/01/2020	805,000	855,313
5.625%, 04/01/2017	235,000	249,100

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Aircastle, Ltd.
5.500%, 02/15/2022	$325,000	$331,705
6.250%, 12/01/2019	265,000	287,181
7.625%, 04/15/2020	205,000	231,896
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	789,885	843,202
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	485,395	515,732
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	126,057	130,469
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	875,000	857,500
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	280,000	280,700
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	957,355	1,010,010
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	258,443	273,950
Casella Waste Systems, Inc.
7.750%, 02/15/2019	395,000	398,950
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	111,754	115,308
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	154,567	169,343
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	66,603	71,032
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	472,979	527,371
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	135,540	142,995
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	490,764	569,286
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	759,430	871,446
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	111,329	120,514
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	242,000	254,403
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	340,000	360,370
EnerSys
5.000%, 04/30/2023 (S)	145,000	143,414
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	360,000	360,900
General Electric Company
2.700%, 10/09/2022	1,100,000	1,075,048
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)	200,000	208,500

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)		$515,000	$524,013
7.125%, 03/15/2021		385,000	408,100
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		305,000	340,075
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		700,000	719,315
Lockheed Martin Corp.
2.900%, 03/01/2025		860,000	822,761
Masco Corp.
4.450%, 04/01/2025		190,000	190,475
7.125%, 03/15/2020		360,000	417,600
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		290,000	277,675
Nemak SAB de CV
5.500%, 02/28/2023 (S)		400,000	410,500
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		280,061	314,368
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		340,000	260,100
7.500%, 09/14/2015 (Q)(S)		130,000	102,700
8.250%, 04/25/2018 (S)	BRL	600,000	139,912
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$189,580	129,862
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)		205,000	208,075
Owens Corning
4.200%, 12/15/2022		585,000	592,246
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)		820,000	793,987
Ryder System, Inc.
2.450%, 11/15/2018		900,000	904,381
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		135,000	138,009
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		251,000	266,060
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053		650,000	700,375
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		2,955,000	2,393,550
Textron, Inc.
3.875%, 03/01/2025		250,000	245,731
7.250%, 10/01/2019		245,000	286,553
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		700,000	696,677
Trinity Industries, Inc.
4.550%, 10/01/2024		530,000	510,579
Tutor Perini Corp.
7.625%, 11/01/2018		475,000	486,875
Tyco Electronics Group SA
2.375%, 12/17/2018		980,000	990,473
4.875%, 01/15/2021		500,000	550,599
6.550%, 10/01/2017		945,000	1,048,380
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		51,387	56,012
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		123,468	134,272

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp.
4.163%, 07/15/2022	$1,137,000	$1,219,691
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	540,000	534,600
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	755,000	770,100
United Rentals North America, Inc.
5.500%, 07/15/2025	390,000	376,838
5.750%, 11/15/2024	445,000	438,325
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	448,768	504,864
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	620,000	606,825
		33,157,197
Information technology - 0.4%
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	280,000	285,600
Ancestry.com, Inc.
11.000%, 12/15/2020	400,000	455,000
Fiserv, Inc.
3.850%, 06/01/2025	614,000	613,955
Infor US, Inc.
6.500%, 05/15/2022 (S)	120,000	122,400
Micron Technology, Inc.
5.875%, 02/15/2022	435,000	440,981
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	486,480
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	305,000	315,279
VeriSign, Inc.
5.250%, 04/01/2025 (S)	400,000	399,000
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	335,000	362,638
		3,481,333
Materials - 1.9%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	597,640
Allegheny Technologies, Inc.
9.375%, 06/01/2019	805,000	945,875
American Gilsonite Company
11.500%, 09/01/2017 (S)	460,000	412,850
ArcelorMittal
10.600%, 06/01/2019	265,000	317,338
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	381,100	394,439
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	585,000	602,550
Cemex SAB de CV
6.125%, 05/05/2025 (S)	500,000	493,350
6.500%, 12/10/2019 (S)	500,000	524,850
Commercial Metals Company
7.350%, 08/15/2018	320,000	346,400
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,080,677
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	300,000	294,437
Glencore Funding LLC
4.125%, 05/30/2023 (S)	590,000	570,057

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	$225,000	$248,968
Methanex Corp.
5.650%, 12/01/2044	450,000	431,518
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	175,000	173,448
Norbord, Inc.
6.250%, 04/15/2023 (S)	315,000	317,796
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	700,000	702,625
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	765,000	789,863
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	404,625
8.250%, 01/15/2021 (L)(S)	155,000	150,738
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	830,000	864,238
The Dow Chemical Company
3.000%, 11/15/2022	270,000	259,426
4.125%, 11/15/2021	1,000,000	1,047,789
The Mosaic Company
4.250%, 11/15/2023	1,300,000	1,334,971
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,039,709
Vulcan Materials Company
4.500%, 04/01/2025	375,000	374,063
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	360,000	380,250
		15,100,490
Telecommunication services - 1.8%
AT&T, Inc.
4.350%, 06/15/2045	285,000	243,179
4.750%, 05/15/2046	465,000	420,967
5.350%, 09/01/2040	580,000	569,196
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	906,250
Columbus International, Inc.
7.375%, 03/30/2021 (S)	200,000	215,000
Comcel Trust
6.875%, 02/06/2024 (S)	900,000	947,250
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	758,000	1,064,557
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	395,000	395,000
Digicel, Ltd.
6.750%, 03/01/2023 (S)	300,000	294,090
GCI, Inc.
6.875%, 04/15/2025	345,000	348,450
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	500,000	480,765
6.625%, 10/15/2021 (S)	450,000	462,375
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	140,000	138,950
SBA Tower Trust
2.933%, 12/15/2017 (S)	405,000	410,968
3.598%, 04/15/2018 (S)	505,000	503,225
5.101%, 04/17/2017 (S)	410,000	424,519
SoftBank Corp.
4.500%, 04/15/2020 (S)	390,000	391,463
Sprint Capital Corp.
6.875%, 11/15/2028	750,000	643,125

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc.
6.125%, 01/15/2022	$225,000	$232,313
6.250%, 04/01/2021	275,000	281,875
Telecom Italia Capital SA
6.999%, 06/04/2018	295,000	324,854
7.200%, 07/18/2036	325,000	355,063
Verizon Communications, Inc.
4.272%, 01/15/2036 (S)	2,311,000	2,072,824
4.400%, 11/01/2034	400,000	374,379
4.522%, 09/15/2048 (S)	978,000	861,475
4.672%, 03/15/2055 (S)	397,000	344,034
5.012%, 08/21/2054	596,000	544,809
6.550%, 09/15/2043	433,000	506,261
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	310,000	313,488
		15,070,704
Utilities - 1.9%
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,296,426
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	52,000	56,160
BVPS II Funding Corp.
8.890%, 06/01/2017	22,000	22,972
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	699,350
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	490,000	482,648
Dynegy, Inc.
6.750%, 11/01/2019 (S)	180,000	187,290
7.625%, 11/01/2024 (S)	695,000	736,700
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	450,000	450,563
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	405,000	398,297
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,040,583
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	698,000	663,100
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	390,000	414,617
6.875%, 06/21/2023 (S)	170,000	193,545
7.250%, 01/15/2019 (S)	350,000	394,625
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	140,000	130,200
NiSource Finance Corp.
4.800%, 02/15/2044	1,860,000	1,889,682
6.400%, 03/15/2018	268,000	300,206
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)	645,000	649,838
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	789,365
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,154,373
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,010,158

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$280,000	$309,120
Talen Energy Supply LLC
6.500%, 06/01/2025 (L)(S)	310,000	310,000
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,277,998
W3A Funding Corp.
8.090%, 01/02/2017	96,740	96,735
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	470,000	437,100
		15,391,651
TOTAL CORPORATE BONDS (Cost $311,843,409)		$322,029,221

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
BAC Capital Trust XIV, Series G
4.000%, 07/13/2015 (P)(Q)	640,000	509,600
Goldman Sachs Capital II
4.000%, 07/27/2015 (P)(Q)	790,000	601,388
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,357,493
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	700,000	686,000
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	400,000	562,000
Sovereign Capital Trust VI
7.908%, 06/13/2036	335,000	346,847
State Street Capital Trust IV
1.286%, 06/15/2037 (P)	770,000	671,825
SunTrust Preferred Capital I
4.000%, 07/27/2015 (P)(Q)	425,000	334,953
USB Capital IX
3.500%, 07/27/2015 (P)(Q)	1,745,000	1,440,498
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	975,000	997,201
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	1,580,000	1,643,200
		9,151,005
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $8,930,836)		$9,151,005

CONVERTIBLE BONDS - 0.1%
Utilities - 0.1%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	370,000	368,844
TOTAL CONVERTIBLE BONDS (Cost $370,000)		$368,844

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) - 0.2%
Consumer discretionary - 0.0%
Marina District Finance Company, Inc.
6.500%, 08/15/2018	$117,967	$118,873
Consumer staples - 0.0%
The Sun Products Corp.
5.500%, 03/23/2020	368,858	356,870
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	287,402	271,356
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	234,806	233,925
WP CPP Holdings LLC
4.750%, 12/28/2019	243,750	243,141
		477,066
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	406,811	401,217
La Frontera Generation LLC
4.500%, 09/30/2020	254,870	253,064
		654,281
TOTAL TERM LOANS (Cost $1,898,452)		$1,878,446

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,617,718
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,617,718

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.9%
Commercial and residential - 15.4%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.767%, 08/25/2035 (P)	394,234	378,997
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.175%, 12/25/2046	4,124,247	430,002
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.407%, 06/25/2045 (P)	766,172	712,323
Series 2005-1, Class AHM,
2.423%, 06/25/2045 (P)	497,884	493,672
Series 2004-4, Class 5A,
2.423%, 02/25/2045 (P)	806,460	818,646
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	1,350,000	1,541,045
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,265,000	2,579,665
AOA Mortgage Trust, Series 2015-1177,
Class C 3.110%, 12/13/2029 (P)(S)	545,000	532,034
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.784%, 09/15/2026 (P)(S)	440,000	439,162
Series 2014-ICTS, Class D,
2.086%, 06/15/2028 (P)(S)	140,000	139,519
Series 2014-ICTS, Class E,
3.136%, 06/15/2028 (P)(S)	185,000	184,135
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	600,000	528,474

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-6, Class AJ,
5.421%, 10/10/2045	$500,000	$515,124
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,413,075
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	143,182	143,516
Series 2007-3, Class AJ,
5.749%, 06/10/2049 (P)	500,000	518,306
Series 2007-3, Class AM,
5.749%, 06/10/2049 (P)	1,000,000	1,068,583
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,000,000	1,060,477
Series 2007-4, Class AM,
6.003%, 02/10/2051 (P)	610,000	654,916
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.240%, 10/10/2045 (S)	136,454,409	23,334
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.750%, 10/25/2033 (P)	906,869	924,315
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.537%, 04/25/2035 (P)(S)	714,145	655,127
Series 2006-2A, Class A2,
0.467%, 07/25/2036 (P)(S)	541,398	472,007
BBCMS Trust, Series 2015, Class C
2.184%, 02/15/2028 (P)(S)	300,000	298,773
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4,
0.747%, 07/25/2035 (P)	693,608	625,336
Series 2005-7, Class 11A1,
0.727%, 08/25/2035 (P)	817,359	777,626
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	618,679	630,198
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	924,064	954,275
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR16, Class AJ,
5.896%, 06/11/2040 (P)	500,000	515,397
Series 2004-PWR5, Class X1 IO,
0.748%, 07/11/2042 (S)	2,383,532	40,468
Series 2004-T16, Class X1 IO,
0.503%, 02/13/2046 (S)	1,780,722	14,614
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.397%, 12/25/2036 (P)	1,043,088	842,076
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.847%, 07/05/2033 (P)(S)	500,000	501,074
Series 2014-ATLS, Class DFL,
3.184%, 07/05/2033 (P)(S)	855,000	831,641
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.686%, 08/15/2029 (P)(S)	875,000	870,323
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.058%, 03/10/2033 (P)(S)	845,000	776,460

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BWAY Mortgage Trust (continued)
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	$530,000	$505,091
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
3.889%, 05/15/2029	655,000	635,853
Series 2015-JWRZ, Class GL1,
3.050%, 05/15/2029 (P)(S)	500,000	500,000
Series 2015-JWRZ, Class GL2,
1.000%, 05/15/2029	600,000	597,000
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	300,000	286,086
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.184%, 12/15/2027 (P)(S)	805,000	802,813
CGBAM Commercial Mortgage,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	475,000	451,634
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.604%, 07/20/2034 (P)	1,707,261	1,716,093
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	1,000,000	1,037,348
Commercial Mortgage Trust
(Deutsche Bank)
Series 2012-CR3, Class XA IO,
2.155%, 10/15/2045	15,976,651	1,645,755
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	380,000	420,683
Series 2012-LC4, Class XA IO,
2.576%, 12/10/2044 (S)	5,847,411	622,773
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	710,000	726,947
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	700,000	684,879
Series 2013-CR11, Class B,
5.331%, 10/10/2046 (P)	1,235,000	1,371,477
Series 2013-CR13, Class C,
4.913%, 12/10/2023 (P)	550,000	570,490
Series 2013-CR6, Class XA IO,
1.655%, 03/10/2046	6,335,117	376,699
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	585,000	641,702
Series 2014-FL4, Class D,
2.636%, 07/13/2031 (P)(S)	920,000	915,786
Series 2014-TWC, Class D,
2.436%, 02/13/2032 (P)(S)	680,000	679,764
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.336%, 08/13/2027 (P)(S)	1,030,000	1,033,264
Commercial Mortgage Trust (Deutsche
Bank/UBS), Series 2014-UBS2,
Class XA IO 1.590%, 03/10/2047	5,202,410	430,739
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.254%, 12/10/2049 (P)	620,000	644,817
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
2.050%, 08/15/2045	12,266,623	1,130,835

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Wells
Fargo) (continued)
Series 2014-CR15, Class XA IO,
1.490%, 02/10/2047	$8,172,618	$526,823
Series 2014-CR16, Class C,
5.069%, 04/10/2047 (P)	760,000	786,599
Core Industrial Trust, Series 2015-CALW,
Class F 3.979%, 02/10/2034 (P)(S)	715,000	679,052
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.890%, 06/15/2039 (P)	500,000	516,139
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.506%, 02/15/2038 (S)	2,928,551	2,794
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.336%, 04/15/2027 (P)(S)	685,000	681,819
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.457%, 06/25/2034 (P)	709,896	672,261
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.638%, 07/19/2044 (P)	1,219,998	1,112,223
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.325%, 12/05/2031 (P)(S)	94,960	94,555
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	846,054
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.781%, 11/25/2049 (P)(S)	1,000,000	1,082,707
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	937,710
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.495%, 12/15/2019 (P)(S)	325,000	318,129
Series 2015-NRF, Class EFX,
3.495%, 12/15/2019 (P)(S)	710,000	666,077
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.007%, 06/10/2048 (S)	6,102,913	61
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class AM
5.606%, 12/10/2049 (P)	1,000,000	1,043,222
Great Wolf Trust, Series 2015-WOLF,
Class D 3.687%, 05/15/2034 (P)(S)	765,000	764,884
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.013%, 07/10/2038 (P)	750,000	777,109
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.708%, 04/10/2038 (P)	1,000,000	1,015,706
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	867,322
Series 2005-GG4, Class XC IO,
0.781%, 07/10/2039 (S)	8,168,023	4,844
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.320%, 08/19/2045	2,418,106	142,064
Series 2005-9, Class 2A1C,
0.637%, 06/20/2035 (P)	965,270	884,830

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2005-8, Class 1X IO,
2.063%, 09/19/2035	$2,321,663	$136,265
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	24,912,592	391,128
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	25,907,524	383,431
Series 2007-6, Class ES IO,
0.343%, 08/19/2037 (S)	20,143,111	263,875
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.336%, 07/15/2029 (P)(S)	715,000	702,995
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.935%, 11/05/2030 (P)(S)	539,049	539,049
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	592,000	596,821
Series 2013-HLT, Class EFX,
5.609%, 11/05/2030 (P)(S)	500,000	506,497
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.387%, 12/25/2036 (P)	400,620	376,682
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.292%, 07/25/2035	9,794,445	708,413
Series 2005-AR8, Class AX2 IO,
2.304%, 04/25/2035	9,703,556	769,919
Series 2005-AR18, Class 1X IO,
2.114%, 10/25/2036	7,037,732	642,193
Series 2005-AR18, Class 2X IO,
1.784%, 10/25/2036	21,152,910	865,947
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	18,654,268	814,315
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
1.142%, 08/15/2046	11,661,368	465,720
Series 2014-C19, Class C,
4.833%, 04/15/2047 (P)	1,000,000	1,023,870
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,292,000	2,381,638
Series 2006-LDP8, Class X IO,
0.689%, 05/15/2045	50,495,785	226,423
Series 2007-CB19, Class AJ,
5.885%, 02/12/2049 (P)	550,000	513,190
Series 2007-LD12, Class AM,
6.208%, 02/15/2051 (P)	885,000	950,563
Series 2011-C3A, Class XA IO,
1.356%, 02/15/2046 (S)	23,275,424	841,942
Series 2011-C4, Class XA IO,
1.642%, 07/15/2046 (S)	31,354,951	1,167,439
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	13,400,000	1,177,659
Series 2014-FBLU, Class D,
2.786%, 12/15/2028 (P)(S)	835,000	836,048
Series 2014-FL5, Class C,
2.286%, 07/15/2031 (P)(S)	1,325,000	1,320,295
Series 2014-INN, Class F,
4.186%, 06/15/2029 (P)(S)	750,000	736,225
Series 2014-PHH, Class C,
2.286%, 08/15/2027 (P)(S)	940,000	946,903

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
6.048%, 06/15/2038 (P)	$700,000	$722,394
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	517,991
Series 2007-C7, Class AJ,
6.455%, 09/15/2045 (P)	1,000,000	1,056,994
Series 2005-C1, Class XCL IO,
0.489%, 02/15/2040 (S)	3,163,772	17,606
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.287%, 11/25/2034 (P)	840,000	812,287
Series 2004-13, Class 2A1,
2.666%, 04/21/2034 (P)	529,893	533,337
Series 2004-8, Class 5A1,
2.527%, 08/25/2034 (P)	1,318,326	1,310,205
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	624,087	648,053
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)	733,390	709,648
Series 2005-A, Class A1,
0.647%, 03/25/2030 (P)	61,951	60,089
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.493%, 02/12/2051 (S)	29,287,160	241,150
Series 2005-CIP1, Class XC IO,
0.346%, 07/12/2038 (S)	58,453,888	2,280
Series 2006-C2, Class X IO,
0.543%, 08/12/2043 (S)	65,363,988	254,135
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	1,260,000	1,320,131
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	2,013,420
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.979%, 08/15/2045 (S)	14,651,702	1,120,928
Series 2012-C6, Class XA IO,
2.277%, 11/15/2045 (S)	11,525,920	988,290
Series 2013-C7, Class C,
4.322%, 02/15/2046 (P)	515,000	518,541
Series 2013-C7, Class XA IO,
1.823%, 02/15/2046	15,196,477	1,187,924
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	570,000	577,165
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM,
5.867%, 04/15/2049 (P)	1,325,000	1,380,573
Series 2011-C3, Class XA IO,
1.400%, 07/15/2049 (S)	18,869,378	608,632
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,461,008
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	1,595,000	1,600,519
Series 2015, Class XLF1 C,
2.386%, 08/14/2031 (P)(S)	745,000	745,057
Series 2005-IQ9, Class X1 IO,
1.521%, 07/15/2056 (S)	6,615,483	122,049

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2005-T17, Class X1 IO,
0.952%, 12/13/2041 (S)	$7,755,200	$28,190
MortgageIT Trust, Series 2005-2,
Class 1A2 0.517%, 05/25/2035 (P)	622,307	579,649
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	562,670
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through
Certificates, Series 2005-3, Class APT
0.477%, 07/25/2035 (P)	680,976	663,589
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.359%, 12/25/2045	5,034,476	627,983
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	81,267	82,388
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.387%, 05/20/2035 (P)	177,004	161,624
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	440,000	441,917
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.637%, 11/25/2023 (P)	675,656	676,537
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
6.389%, 07/15/2027 (P)(S)	121,146	119,931
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	2,300,000	2,408,953
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	520,000	501,810
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	510,000	547,176
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.893%, 05/10/2063 (S)	15,351,462	1,089,263
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	859,000	869,066
Wachovia Bank
Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,100,000	1,124,825
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	900,000	923,000
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,315,000	1,395,011
Series 2005-C17, Class XC IO,
0.166%, 03/15/2042 (S)	1,910,884	8,979
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.587%, 06/25/2044 (P)	841,012	776,709
Series 2005-AR13, Class X IO,
1.450%, 10/25/2045	11,943,420	836,995
Series 2005-AR19, Class A1A2,
0.477%, 12/25/2045 (P)	884,119	810,779
Series 2005-AR2, Class 2A1B,
0.557%, 01/25/2045 (P)	1,389,911	1,254,526

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR2, Class 2A3,
0.537%, 01/25/2045 (P)	$497,526	$458,361
Series 2005-AR8, Class 2AB2,
0.607%, 07/25/2045 (P)	1,853,290	1,712,393
Series 2005-AR8, Class 2AB3,
0.547%, 07/25/2045 (P)	833,958	766,107
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	366,986	372,585
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	1,245,000	1,218,077
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	800,000	732,464
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.709%, 03/25/2035 (P)	564,437	564,004
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.744%, 03/15/2044 (S)	24,281,725	1,160,885
Series 2012-C10, Class XA IO,
1.926%, 12/15/2045 (S)	7,682,589	704,901
Series 2012-C9, Class XA IO,
2.352%, 11/15/2045 (S)	13,036,056	1,348,111
Series 2013-C15, Class B,
4.631%, 08/15/2046 (P)	215,000	226,935
Series 2013-C16, Class B,
5.149%, 09/15/2046 (P)	385,000	420,873
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.757%, 11/15/2029 (P)(S)	101,229	100,557
		124,849,901
U.S. Government Agency - 4.5%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.037%, 10/25/2027 (P)	560,000	550,445
Series 290, Class IO,
3.500%, 11/15/2032	3,571,033	664,285
Series 3387, Class SB IO,
6.235%, 11/15/2037	3,054,772	550,490
Series 3632, Class AP,
3.000%, 02/15/2040	2,921,452	3,015,245
Series 3830, Class NI IO,
4.500%, 01/15/2036	3,652,737	309,168
Series 3943, Class DI IO,
4.000%, 11/15/2039	3,758,488	449,346
Series 4030, Class BI IO,
5.000%, 01/15/2042	2,588,527	483,428
Series K011, Class X1 IO,
0.476%, 11/25/2020	54,837,640	801,726
Series K014, Class X1 IO,
1.411%, 04/25/2021	10,182,052	612,725
Series K015, Class X1 IO,
1.814%, 07/25/2021	8,056,271	659,414
Series K018, Class X1 IO,
1.580%, 01/25/2022	4,860,016	359,670
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	997,158

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K021, Class X1 IO,
1.632%, 06/25/2022	$13,462,393	$1,121,458
Series K022, Class X1 IO,
1.420%, 07/25/2022	13,873,963	988,520
Series K026, Class X1 IO,
1.169%, 11/25/2022	11,135,499	686,626
Series K705, Class X1 IO,
1.882%, 09/25/2018	15,460,123	757,237
Series K707, Class X1 IO,
1.681%, 12/25/2018	11,366,319	525,988
Series K710, Class X1 IO,
1.906%, 05/25/2019	5,331,822	311,192
Series KAIV, Class X1 IO,
1.352%, 06/25/2021	25,579,298	1,552,229
Series KS01, Class X1 IO,
1.777%, 01/25/2023	9,400,783	698,215
Series T-41, Class 3A,
6.152%, 07/25/2032 (P)	89,735	101,955
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	19,936	23,028
Series 2010-135, Class TS IO,
5.833%, 12/25/2040	4,759,595	804,838
Series 2010-15, Class KA,
4.000%, 03/25/2039	978,715	1,027,183
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,185,887	1,252,462
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,086,727	2,160,472
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,572,844	674,350
Series 2012-21, Class PA,
2.000%, 03/25/2041	6,772,863	6,733,567
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,804,405	1,739,093
Series 2012-M5, Class X IO,
0.730%, 02/25/2022	20,628,228	675,678
Series 2013-M11, Class SA IO,
6.483%, 01/25/2018	5,080,355	324,406
Series 402, Class 3 IO,
4.000%, 11/25/2039	557,466	114,599
Series 402, Class 4 IO,
4.000%, 10/25/2039	526,988	93,073
Series 402, Class 7 IO,
4.500%, 11/25/2039	435,060	88,195
Series 407, Class 15 IO,
5.000%, 01/25/2040	588,334	119,097
Series 407, Class 21 IO,
5.000%, 01/25/2039	282,260	50,903
Series 407, Class 7 IO,
5.000%, 03/25/2041	482,784	104,069
Series 407, Class 8 IO,
5.000%, 03/25/2041	186,368	38,841
Series 407, Class C6 IO,
5.500%, 01/25/2040	3,227,413	748,687
Series 2002-W3, Class A5,
7.500%, 11/25/2041	124,500	145,633
Government National
Mortgage Association
Series 2008-90, Class IO,
0.717%, 12/16/2050	6,715,777	589,296

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2010-147, Class SA IO,
5.983%, 05/20/2040	$4,804,955	$693,359
Series 2010-85, Class SB IO,
6.415%, 03/16/2040	4,211,842	731,767
Series 2012-114, Class IO,
0.941%, 01/16/2053	2,645,494	200,727
Series 2012-120, Class IO,
0.929%, 02/16/2053	14,298,030	970,379
Series 2012-70, Class IO,
0.788%, 08/16/2052	10,208,943	505,169
		36,805,391
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $158,551,901)		$161,655,292

ASSET BACKED SECURITIES - 10.3%
ABCLO 2007-1, Ltd., Series 2007-1A,
Class C 2.125%, 04/15/2021 (P)(S)	700,000	694,241
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.637%, 10/25/2035 (P)	1,230,000	1,115,612
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.445%, 05/10/2032 (P)(S)	399,441	396,944
Ally Auto Receivables Trust,
Series 2014-2, Class A4
1.840%, 01/15/2020	1,015,000	1,021,829
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	410,000	412,737
Series 2015-3, Class A,
1.630%, 05/15/2020	1,110,000	1,108,984
American Express Credit
Account Master Trust
Series 2014-3, Class A,
1.490%, 04/15/2020	1,035,000	1,040,200
Series 2014-4, Class A,
1.430%, 06/15/2020	1,140,000	1,141,859
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.597%, 01/25/2036 (P)	900,000	826,264
Series 2005-R3, Class M2,
0.657%, 05/25/2035 (P)	610,000	576,929
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	2,531	2,719
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.525%, 05/14/2020 (P)(S)	500,000	487,347
Apidos Quattro CDO, Series 2006-QA,
Class E 3.875%, 01/20/2019 (P)(S)	1,000,000	988,335
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	1,365,000	1,382,282
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.265%, 01/25/2034 (P)	376,692	347,806
Series 2004-W6, Class M1,
1.012%, 05/25/2034 (P)	257,521	245,985
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	894,883

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.925%, 04/15/2021 (P)	$500,000	$491,261
Bacchus, Ltd., Series 2006-1A, Class D
1.825%, 01/20/2019 (P)(S)	500,000	498,931
Bank of The West Auto Trust,
Series 2015-1, Class A4
1.660%, 09/15/2020 (S)	920,000	918,913
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.427%, 07/14/2022 (P)(S)	400,000	392,544
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.427%, 07/25/2036 (P)(S)	1,048,379	984,640
Series 2006-1A, Class A3,
0.537%, 07/25/2036 (P)(S)	595,000	507,191
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.487%, 06/27/2033 (P)(S)	716,768	651,488
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	590,000	593,908
Series 2015-2, Class A4,
1.750%, 01/15/2021	895,000	892,882
CarMax Auto Owner Trust
Series 2014-3, Class A3,
1.160%, 06/17/2019	995,000	997,134
Series 2015-2, Class A4,
1.800%, 03/15/2021	440,000	439,886
Centex Home Equity
Series 2004-D, Class AF4,
4.680%, 06/25/2032 (P)	323,911	330,918
Series 2005-A, Class M4,
0.987%, 01/25/2035 (P)	204,023	155,332
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	835,000	835,306
Series 2014-A7, Class A,
1.380%, 11/15/2019	1,240,000	1,242,304
Series 2015, Class A2A,
1.590%, 02/18/2020	1,000,000	1,004,925
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	410,000	410,202
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	565,000	618,146
Series 2014-A8, Class A8,
1.730%, 04/09/2020	1,425,000	1,434,917
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.520%, 06/25/2037 (P)	248,148	257,135
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,879,356	1,906,908
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	680,526	724,661
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	9,262	8,833
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.336%, 02/25/2035 (P)	552,801	561,418

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.657%, 05/25/2036 (P)(S)	$1,055,000	$1,027,921
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.605%, 07/25/2035 (P)	390,000	376,001
Series 2006-MH1, Class B1,
5.328%, 10/25/2036 (P)(S)	2,560,000	2,305,505
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,410,000	1,396,014
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	1,321,688	1,315,143
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.776%, 01/11/2021 (P)(S)	600,000	592,645
ECP CLO, Ltd., Series 2012-3A, Class D
4.629%, 05/03/2023 (P)(S)	500,000	468,227
Emerson Place CLO, Ltd.,
Series 2006-1A, Class C
1.045%, 01/15/2019 (P)(S)	600,000	565,057
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.877%, 11/25/2035 (P)	710,000	692,666
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.162%, 12/25/2034 (P)	459,300	411,312
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034 (P)	185,265	171,645
Series 2004-1, Class M3,
5.260%, 04/25/2034 (P)	303,746	204,152
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.784%, 02/22/2021 (P)(S)	500,000	496,157
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	720,000	722,033
Series 2015-A, Class A4,
1.640%, 06/15/2020	535,000	536,340
Series 2015-B, Class A4,
1.580%, 08/15/2020	555,000	554,417
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	1,040,000	1,042,061
Series 2014-4, Class A1,
1.400%, 08/15/2019	1,455,000	1,457,671
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	897,117	900,267
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	320,000	321,611
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	300,000	300,643
Series 2015-2, Class A4,
1.850%, 07/22/2019	985,000	987,162
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	625,000	624,609
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.675%, 04/15/2019 (P)(S)	600,000	582,486

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.457%, 10/25/2035 (P)	$812,413	$764,876
GSAA Trust, Series 2005-10, Class M3
0.737%, 06/25/2035 (P)	1,045,000	1,002,060
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.487%, 03/25/2035 (P)(S)	1,150,224	1,129,062
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.029%, 04/17/2020 (P)(S)	700,000	683,831
Home Equity Asset Trust, Series 2005-1,
Class M4 1.207%, 05/25/2035 (P)	440,000	422,938
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.557%, 10/25/2025 (P)	579,857	558,936
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	1,640,000	1,643,557
Series 2015-2, Class A4,
1.470%, 08/23/2021	810,000	809,324
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	850,000	852,417
Series 2015, Class AA4,
1.650%, 12/15/2021	425,000	426,474
LCM V, Ltd., Series 5A, Class D
0.951%, 03/21/2019 (P)(S)	1,000,000	981,200
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.237%, 02/25/2034 (P)	120,763	115,394
Mayport CLO, Ltd., Series 2006-1A,
Class B1L 1.634%, 02/22/2020 (P)(S)	650,000	636,286
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.707%, 06/25/2035 (P)	522,043	500,589
Series 2005-WMC1, Class M1,
0.937%, 09/25/2035 (P)	465,176	421,803
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	479,600	480,583
MVW Owner Trust, Series 2014-1A,
Class A 2.250%, 09/20/2031 (S)	256,892	256,359
Nantucket CLO, Ltd., Series 2006-1A,
Class B 0.702%, 11/24/2020 (P)(S)	500,000	490,811
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.467%, 09/25/2036 (P)	915,000	844,690
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.275%, 04/15/2020 (P)(S)	500,000	489,051
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.862%, 03/25/2035 (P)	1,245,000	1,180,759
Series 2005-2, Class M2,
0.637%, 06/25/2035 (P)	1,205,000	1,139,576
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	1,165,000	1,164,981
Octagon Investment Partners XI, Ltd.,
Series 2007-1A, Class B
1.032%, 08/25/2021 (P)(S)	500,000	479,918
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.087%, 01/25/2034 (P)	460,707	428,543

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	$670,000	$671,211
RAMP Trust
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	6,900	6,868
Series 2005-RS3, Class M1,
0.607%, 03/25/2035 (P)	555,000	534,398
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	660,000	662,988
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.337%, 09/25/2036 (P)	1,146,749	1,059,697
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	685,695	690,356
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	548,225	573,786
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.625%, 11/25/2035 (P)	615,000	578,436
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.487%, 12/25/2036 (P)	1,760,000	1,705,801
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.907%, 02/25/2035 (P)(S)	845,000	791,458
Series 2005-2, Class M2,
0.922%, 03/25/2035 (P)	990,000	922,780
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	915,000	914,726
TAL Advantage V LLC, Series 2014-1A,
Class A 3.510%, 02/22/2039 (S)	1,083,333	1,087,724
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	400,000	400,936
Series 2015-B, Class A4,
1.740%, 09/15/2020	740,000	742,588
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	675,000	677,339
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	1,255,000	1,251,944
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	600,000	595,518
Westgate Resorts LLC
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	623,030	625,366
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	434,459	436,632
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	229,964	232,403
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	1,001,364	1,001,364
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	668,865	670,537
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	464,096	468,737
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	587,590	587,973

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	$615,000	$617,935
TOTAL ASSET BACKED SECURITIES (Cost $83,520,879)		$84,010,003

PREFERRED SECURITIES - 0.6%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	2,216	200,479
Financials - 0.4%
Ally Financial, Inc., 7.000% (S)	641	647,711
Discover Financial Services, 6.500%	13,900	354,033
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	11,950	337,229
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	34,200	888,516
Regions Financial Corp., 6.375%	19,156	482,157
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	14,525	356,153
Wells Fargo & Company,
Series L, 7.500%	300	352,500
Weyerhaeuser Company, 6.375%	2,450	127,400
		3,545,699
Industrials - 0.1%
Glasstech, Inc., Series A (I)	1	602
United Technologies Corp., 7.500%	7,436	426,083
		426,685
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	13,532	631,944
Exelon Corp., 6.500%	6,077	275,653
		907,597
TOTAL PREFERRED SECURITIES (Cost $5,135,104)		$5,080,460

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	241,135	2,412,603
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,412,599)		$2,412,603

SHORT-TERM INVESTMENTS - 4.3%
Money market funds - 3.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	28,286,965	28,286,965
Repurchase agreement - 0.8%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.090% to be
repurchased at $2,598,007 on
07/01/2015, collateralized by
$2,510,900 U.S. Treasury Inflation
Index Notes, 0.125% due 04/15/2017
(valued at $2,650,035,
including interest)	$2,598,000	$2,598,000

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at
0.000% to be repurchased at $4,175,000
on 07/01/2015, collateralized by
$4,200,000 U.S. Treasury Notes,
1.500% due 01/31/2019 (valued at
$4,260,480, including interest)	$4,175,000	$4,175,000
		6,773,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,059,965)		$35,059,965

Total Investments (Active Bond Trust)
(Cost $807,426,975) - 101.1%		$823,335,504
Other assets and liabilities, net - (1.1%)		(8,683,474)
TOTAL NET ASSETS - 100.0%		$814,652,030

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 45.8%
U.S. Government - 14.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$106,183,975	$107,760,158
0.250%, 01/15/2025	105,699,365	103,378,947
U.S. Treasury Bonds
2.500%, 02/15/2045	246,424,000	215,852,146
3.125%, 11/15/2041 to 02/15/2042	501,955,000	502,709,861
U.S. Treasury Notes
1.000%, 05/15/2018 to 06/30/2019	90,265,000	89,018,566
1.250%, 10/31/2018	130,110,000	130,465,721
1.750%, 09/30/2019	123,000,000	124,374,156
2.125%, 05/15/2025	228,871,000	224,347,136
		1,497,906,691
U.S. Government Agency - 31.2%
Federal Farm Credit Bank
1.740%, 03/11/2020	60,150,000	59,719,146
2.350%, 03/14/2022	23,765,000	23,206,927
2.500%, 06/20/2022	16,277,000	16,229,634
2.920%, 12/13/2027	4,851,000	4,590,162
Federal Home Loan Bank
2.900%, 09/05/2025	7,433,333	7,315,218
3.170%, 10/04/2027	7,600,000	7,368,778
3.250%, 06/21/2027	10,221,212	10,208,190
Federal Home Loan Mortgage Corp.
1.250%, 03/13/2018	68,900,000	68,843,020
1.750%, 05/30/2019	40,395,000	40,804,605
2.340%, 09/01/2039 (P)	1,515,929	1,625,607
2.376%, 04/01/2042 (P)	23,557,956	24,222,683
2.552%, 06/01/2044 (P)	17,404,269	17,929,629
2.600%, 06/01/2044 (P)	13,434,716	13,863,467
2.613%, 11/01/2041 (P)	422,057	452,593
2.668%, 06/01/2035 (P)	4,329,902	4,644,524
2.673%, 05/01/2044 (P)	18,179,746	18,778,618
3.000%, 02/01/2043 to 03/01/2043	54,757,999	54,736,978
3.003%, 03/01/2044 (P)	18,616,875	19,260,045
3.465%, 05/01/2042 (P)	17,077,521	18,058,039
3.500%, 02/01/2026 to 04/01/2044	114,348,510	118,848,436
4.000%, 09/01/2041 to 11/01/2043	65,194,343	69,273,243

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.336%, 09/01/2039 (P)	$590,724	$628,824
4.500%, 08/01/2040 to 10/01/2041	97,816,596	106,240,179
5.000%, 09/01/2040 to 03/01/2041	27,066,616	29,884,567
5.500%, 07/01/2037 to 10/01/2039	14,903,953	16,710,258
Federal National Mortgage Association
1.570%, 01/09/2020	209,075,000	207,234,513
1.600%, 01/30/2020	76,915,000	76,108,546
1.921%, 08/01/2042 (P)	1,182,873	1,220,180
2.311%, 10/01/2035 (P)	46,059,634	49,292,422
2.360%, 12/14/2022	50,000,000	49,114,850
2.389%, 04/01/2042 (P)	9,148,148	9,470,362
2.487%, 02/01/2042 (P)	7,864,325	8,342,732
2.500%, 03/27/2023	45,510,000	44,752,577
2.917%, 03/01/2044 (P)	17,480,553	18,074,189
2.920%, 01/01/2044 (P)	11,643,199	12,043,629
2.935%, 02/01/2042 (P)	4,541,214	4,746,889
3.000%, 07/01/2027 to 04/01/2043	161,568,840	160,504,913
3.250%, 07/26/2032	4,317,000	4,064,948
3.500%, 11/01/2025 to 04/01/2045	476,741,708	493,901,941
3.914%, 02/01/2040 (P)	221,622	235,115
4.000%, 12/01/2024 to 06/01/2044	519,935,514	555,148,275
4.500%, 01/01/2027 to 05/01/2042	387,502,267	420,284,220
4.521%, 09/01/2039 (P)	2,179,227	2,322,422
5.000%, 02/01/2033 to 02/01/2042	191,142,313	212,286,938
5.500%, 02/01/2035 to 03/01/2041	59,807,297	67,334,513
6.000%, 02/01/2037 to 06/01/2040	1,456,765	1,659,667
6.500%, 10/01/2038 to 06/01/2039	20,909,451	24,029,230
Government National Mortgage Association
2.500%, 11/20/2039 (P)	3,859,068	4,003,835
4.000%, 10/15/2039 to 11/15/2041	21,217,952	22,635,499
5.000%, 08/15/2039	178,266	198,114
		3,202,453,889
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $4,652,372,847)		$4,700,360,580

CORPORATE BONDS - 36.3%
Consumer discretionary - 3.5%
21st Century Fox America, Inc.
6.150%, 03/01/2037	4,605,000	5,309,022
6.400%, 12/15/2035	4,125,000	4,866,687
Amazon.com, Inc.
4.950%, 12/05/2044	19,265,000	18,706,797
BorgWarner, Inc.
3.375%, 03/15/2025	6,740,000	6,621,828
4.625%, 09/15/2020	11,070,000	12,126,155
Brinker International, Inc.
2.600%, 05/15/2018	9,353,000	9,366,450
Delphi Corp.
5.000%, 02/15/2023	32,805,000	34,937,325
DIRECTV Holdings LLC
4.450%, 04/01/2024	27,175,000	27,732,468
Ford Motor Company
4.750%, 01/15/2043	5,310,000	5,165,345
Ford Motor Credit Company LLC
5.875%, 08/02/2021	53,334,000	60,656,758
General Motors Company
4.875%, 10/02/2023	19,590,000	20,626,722
General Motors Financial Company, Inc.
3.250%, 05/15/2018	25,810,000	26,415,864
Harman International Industries, Inc.
4.150%, 05/15/2025	6,365,000	6,263,300

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	$12,631,000	$13,462,625
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	17,070,000	17,181,928
QVC, Inc.
4.375%, 03/15/2023	12,905,000	12,668,451
5.125%, 07/02/2022	9,060,000	9,319,478
5.450%, 08/15/2034	11,775,000	10,656,716
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	13,990,000	13,718,202
Seminole Indian Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	100,000	106,500
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	26,481,000	27,672,645
Time Warner Cable, Inc.
8.250%, 04/01/2019	15,105,000	17,753,480
		361,334,746
Consumer staples - 1.4%
Beam Suntory, Inc.
1.750%, 06/15/2018	25,000,000	24,852,375
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	26,963,000	32,572,733
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	18,065,000	18,049,500
5.200%, 07/15/2045 (S)	12,080,000	12,361,416
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	14,632,000	16,457,825
Reynolds American, Inc.
2.300%, 06/12/2018	11,505,000	11,591,414
4.450%, 06/12/2025	12,645,000	12,863,936
Rite Aid Corp.
6.125%, 04/01/2023 (S)	2,435,000	2,508,050
The Kroger Company
6.400%, 08/15/2017	13,605,000	14,976,656
		146,233,905
Energy - 4.3%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	17,732,228
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,820,000	6,033,804
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	16,165,000	15,294,240
Continental Resources, Inc.
5.000%, 09/15/2022	27,715,000	27,178,188
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,925,000	17,308,537
DCP Midstream Operating LP
2.500%, 12/01/2017	11,715,000	11,336,934
3.875%, 03/15/2023	6,220,000	5,739,698
Energy Transfer Partners LP
2.500%, 06/15/2018	5,265,000	5,269,491
5.150%, 03/15/2045	12,840,000	11,307,122
9.700%, 03/15/2019	10,360,000	12,764,805
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,564,138
Enterprise Products Operating LLC
6.500%, 01/31/2019	32,015,000	36,477,315
6.650%, 04/15/2018	6,845,000	7,719,880
Enterprise Products Operating LLC (8.375% to
08/01/2016, then 3 month LIBOR + 3.708%)
08/01/2066	16,460,000	17,241,850

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	$18,276,000	$19,372,560
6.875%, 02/15/2023	4,076,000	4,371,510
Kerr-McGee Corp.
6.950%, 07/01/2024	12,690,000	15,279,255
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	6,675,000	7,637,155
Kinder Morgan, Inc.
5.550%, 06/01/2045	13,460,000	12,400,362
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,780,000	18,010,020
MPLX LP
4.000%, 02/15/2025	5,585,000	5,441,008
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	25,929,059
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,809,702
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	4,730,000	4,606,547
4.875%, 01/24/2022	6,650,000	6,915,136
Rowan Companies, Inc.
4.875%, 06/01/2022	14,278,000	14,165,704
SESI LLC
7.125%, 12/15/2021	21,880,000	23,192,800
Shell International Finance BV
4.375%, 05/11/2045	26,885,000	26,435,106
Suncor Energy, Inc.
6.100%, 06/01/2018	10,005,000	11,141,108
Williams Partners LP
4.875%, 05/15/2023 to 03/15/2024	34,730,000	34,162,440
		437,837,702
Financials - 17.5%
American Express Company
3.625%, 12/05/2024	10,435,000	10,137,957
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,389,271
4.700%, 03/15/2022	11,995,000	12,472,065
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%) 09/01/2024	6,740,000	6,969,214
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	22,865,000	22,179,050
4.600%, 02/06/2024	19,901,000	19,382,778
Ares Capital Corp.
3.875%, 01/15/2020	15,750,000	15,974,123
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	18,655,000	18,180,342
AvalonBay Communities, Inc.
3.450%, 06/01/2025	10,830,000	10,650,482
AXA SA
8.600%, 12/15/2030	2,020,000	2,707,113
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,350,000	7,685,381
Bank of America Corp.
3.300%, 01/11/2023	11,295,000	11,109,875
3.950%, 04/21/2025	5,180,000	4,995,753
4.200%, 08/26/2024	10,300,000	10,260,592
4.250%, 10/22/2026	10,320,000	10,052,444
5.000%, 05/13/2021	19,620,000	21,516,626
6.875%, 04/25/2018	22,446,000	25,344,497

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of Montreal
1.400%, 04/10/2018	$24,025,000	$23,841,041
Barclays Bank PLC
6.050%, 12/04/2017 (S)	24,450,000	26,597,810
10.179%, 06/12/2021 (S)	17,215,000	22,808,136
BNP Paribas SA
2.375%, 09/14/2017	33,711,000	34,210,159
Boston Properties LP
3.700%, 11/15/2018	8,589,000	9,044,294
BPCE SA
1.625%, 02/10/2017	26,005,000	26,211,714
4.500%, 03/15/2025 (S)	17,505,000	16,902,740
5.700%, 10/22/2023 (S)	22,445,000	23,659,634
Capital One Bank USA NA
1.300%, 06/05/2017	10,440,000	10,373,716
2.300%, 06/05/2019	29,797,000	29,552,218
Capital One Financial Corp.
2.450%, 04/24/2019	16,380,000	16,370,106
Citigroup, Inc.
4.500%, 01/14/2022	19,730,000	21,164,884
CNA Financial Corp.
7.250%, 11/15/2023	8,388,000	10,109,134
Credit Agricole SA
4.375%, 03/17/2025 (S)	14,955,000	14,325,694
Credit Agricole SA (8.125% to 09/19/2018,
then 5 Year U.S. Swap Rate + 6.283%)
09/19/2033 (S)	11,835,000	13,018,500
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	25,984,000	28,177,206
6.113%, 01/15/2020 (S)	19,877,000	22,615,434
Discover Bank
8.700%, 11/18/2019	16,975,000	20,631,941
Discover Financial Services
3.950%, 11/06/2024	13,890,000	13,476,842
5.200%, 04/27/2022	15,235,000	16,184,369
Doric Nimrod Air Alpha 2013-1 Class A Pass
Through Trust
5.250%, 05/30/2023 (S)	13,907,145	14,741,574
Doric Nimrod Air Alpha 2013-1 Class B Pass
Through Trust
6.125%, 11/30/2019 (S)	8,089,904	8,575,299
Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through Trust
5.125%, 11/30/2022 (S)	12,340,222	13,031,755
Education Realty Operating Partnership LP
4.600%, 12/01/2024	10,005,000	10,041,858
EPR Properties
4.500%, 04/01/2025	14,435,000	14,154,629
ERP Operating LP
3.375%, 06/01/2025	3,935,000	3,855,060
FS Investment Corp.
4.000%, 07/15/2019	16,320,000	16,571,948
General Electric Capital Corp.
0.754%, 08/15/2036 (P)	9,945,000	9,024,680
5.550%, 05/04/2020	17,367,000	19,722,069
General Electric Capital Corp. (5.250% to
6-15-23, then 3 month LIBOR + 2.967%)
06/15/2023 (Q)	12,715,000	13,032,875
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,700,000	20,292,731
HBOS PLC
6.000%, 11/01/2033 (S)	6,730,000	7,250,754
6.750%, 05/21/2018 (S)	31,463,000	34,867,422

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc.
5.625%, 05/01/2017	$15,125,000	$16,163,271
Health Care REIT, Inc.
4.000%, 06/01/2025	23,365,000	23,062,423
4.125%, 04/01/2019	11,080,000	11,720,335
4.950%, 01/15/2021	7,335,000	7,985,600
Highwoods Realty LP
5.850%, 03/15/2017	22,850,000	24,391,301
HSBC Holdings PLC (6.375% to 09/17/2024,
then 5 Year U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	7,190,000	7,207,975
ING Bank NV
5.800%, 09/25/2023 (S)	18,415,000	20,082,368
Jefferies Group LLC
6.875%, 04/15/2021	15,325,000	17,524,582
8.500%, 07/15/2019	8,390,000	9,953,409
JPMorgan Chase & Co.
4.250%, 10/15/2020	22,385,000	23,913,246
4.625%, 05/10/2021	36,270,000	39,192,056
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month LIBOR + 3.780%)
02/01/2024 (Q)	25,790,000	27,554,810
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	22,605,000	23,910,439
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	19,833,204
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	19,595,000	19,253,577
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month LIBOR + 6.400%)
12/01/2021	23,610,000	24,350,410
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	7,985,000	7,971,322
MetLife, Inc.
6.400%, 12/15/2036	13,020,000	14,289,450
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	12,950,000	13,295,441
Morgan Stanley
4.300%, 01/27/2045	9,085,000	8,456,890
5.500%, 01/26/2020	19,440,000	21,677,641
5.550%, 04/27/2017	11,620,000	12,451,318
7.300%, 05/13/2019	31,030,000	36,481,599
MUFG Union Bank NA
2.625%, 09/26/2018	27,780,000	28,212,340
Nippon Life Insurance Company (5.000% to
10/18/2022, then 3 month LIBOR + 4.240%)
10/18/2042 (S)	9,535,000	9,904,481
Nippon Life Insurance Company (5.100% to
10/16/2024, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (S)	13,980,000	14,626,575
Nordea Bank AB
1.625%, 05/15/2018 (S)	12,960,000	12,922,222
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	10,235,000	10,055,550
4.950%, 04/01/2024	10,275,000	10,495,841
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	9,093,000	10,264,997
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month LIBOR + 3.040%)
03/15/2044	3,115,000	3,076,374

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	$19,670,000	$20,787,256
Qwest Corp.
6.750%, 12/01/2021	27,530,000	30,386,238
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	19,624,000	24,873,420
Santander Holdings USA, Inc.
3.450%, 08/27/2018	11,565,000	11,927,158
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	11,780,923
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	19,695,000	19,896,263
SunTrust Bank
7.250%, 03/15/2018	10,935,000	12,430,744
SunTrust Banks, Inc.
3.500%, 01/20/2017	13,088,000	13,476,439
Swedbank AB
2.125%, 09/29/2017 (S)	19,320,000	19,540,074
2.200%, 03/04/2020 (S)	21,175,000	21,015,425
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	21,405,000	26,720,033
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	368,004
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	46,290,000	51,353,154
5.750%, 01/24/2022	6,724,000	7,640,347
6.250%, 09/01/2017	23,886,000	26,145,138
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	14,640,000	15,555,190
The Hartford Financial Services Group, Inc.
(8.125% to 6-15-18, then 3 month
LIBOR + 4.603%)
06/15/2038	18,325,000	20,592,719
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	10,400,000	9,932,000
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	7,640,000	8,461,300
USB Realty Corp.
1.422%, 01/15/2017 (P)(Q)(S)	665,000	607,644
Ventas Realty LP
3.750%, 05/01/2024	6,510,000	6,406,231
4.750%, 06/01/2021	16,708,000	18,086,510
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month LIBOR + 3.990%)
06/15/2025 (Q)	18,700,000	19,145,060
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month LIBOR + 3.110%)
06/15/2024 (Q)	18,390,000	18,435,975
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	27,503,000	29,737,619
Wells Fargo Bank NA
5.850%, 02/01/2037	11,865,000	13,993,818
		1,796,021,518

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care - 1.8%
AbbVie, Inc.
3.600%, 05/14/2025	$20,165,000	$19,900,032
Actavis Funding SCS
3.800%, 03/15/2025	11,090,000	10,877,449
Aetna, Inc.
1.500%, 11/15/2017	34,910,000	34,989,804
Baxalta, Inc.
2.000%, 06/22/2018 (S)	8,780,000	8,763,739
Express Scripts Holding Company
2.650%, 02/15/2017	14,430,000	14,686,652
Medco Health Solutions, Inc.
7.125%, 03/15/2018	17,850,000	20,309,123
Medtronic, Inc.
4.625%, 03/15/2045 (S)	16,075,000	16,212,055
Mylan, Inc.
1.350%, 11/29/2016	21,445,000	21,377,577
7.875%, 07/15/2020 (S)	16,675,000	17,370,681
Zimmer Holdings, Inc.
3.550%, 04/01/2025	16,160,000	15,640,375
		180,127,487
Industrials - 3.7%
Air Lease Corp.
3.375%, 01/15/2019	13,815,000	14,074,031
3.875%, 04/01/2021	8,055,000	8,135,550
4.750%, 03/01/2020	6,835,000	7,262,188
5.625%, 04/01/2017	5,610,000	5,946,600
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	1,810,532	2,036,849
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	6,720,368	6,804,373
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	14,360,363	15,257,885
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 05/01/2027	35,430,000	34,987,125
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	25,508,734	26,911,715
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	8,173,819	8,664,249
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	3,430,644	3,582,622
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	1,190,980	1,228,854
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,725,211	4,081,342
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,033,185	14,532,001
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	19,414,792	22,278,474
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,223,497	2,406,935

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	$6,285,987	$6,757,436
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	8,603,000	9,043,904
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	9,460,000	10,547,900
Lockheed Martin Corp.
2.900%, 03/01/2025	22,327,000	21,360,219
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	977,941	1,097,739
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,620,000	10,419,300
09/14/2015 (Q)(S)	5,620,000	4,439,800
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	12,205,000	12,425,520
3.375%, 02/01/2022 (S)	23,555,000	22,807,765
Ryder System, Inc.
3.500%, 06/01/2017	16,272,000	16,919,170
Textron, Inc.
3.875%, 03/01/2025	6,855,000	6,737,944
5.600%, 12/01/2017	7,729,000	8,398,803
7.250%, 10/01/2019	8,640,000	10,105,370
Trinity Industries, Inc.
4.550%, 10/01/2024	14,850,000	14,305,851
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	5,791,133	6,297,857
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	16,470,000	16,305,300
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	7,000,000	7,140,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	3,564,179	4,009,702
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	10,573,779	11,948,370
		379,258,743
Information technology - 0.5%
Fiserv, Inc.
3.850%, 06/01/2025	28,040,000	28,037,925
Xerox Corp.
3.800%, 05/15/2024	16,900,000	16,143,641
6.750%, 02/01/2017	9,514,000	10,247,187
		54,428,753
Materials - 1.0%
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	17,090,000	17,602,700
Glencore Finance Canada, Ltd.
3.600%, 01/15/2017 (S)	20,580,000	21,121,336
4.250%, 10/25/2022 (S)	9,075,000	8,906,713
Glencore Funding LLC
4.125%, 05/30/2023 (S)	15,655,000	15,125,845
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,460,000	10,467,717
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	6,545,000	6,486,946

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	$19,100,000	$19,887,875
		99,599,132
Telecommunication services - 0.9%
AT&T, Inc.
4.750%, 05/15/2046	12,050,000	10,908,937
SBA Tower Trust
2.933%, 12/15/2017 (S)	15,630,000	15,860,324
3.598%, 04/15/2018 (S)	10,620,000	10,582,681
5.101%, 04/17/2017 (S)	12,363,000	12,800,799
Telecom Italia Capital SA
6.999%, 06/04/2018	7,630,000	8,402,156
7.200%, 07/18/2036	8,275,000	9,040,438
Verizon Communications, Inc.
4.400%, 11/01/2034	10,050,000	9,406,267
5.012%, 08/21/2054	10,386,000	9,493,936
6.550%, 09/15/2043	9,921,000	11,599,574
		98,095,112
Utilities - 1.7%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	699,000	754,920
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	10,885,000	12,040,628
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	12,125,000	11,943,077
Commonwealth Edison Company
2.150%, 01/15/2019	9,930,000	9,980,583
Connecticut Light & Power Company
4.300%, 04/15/2044	8,000,000	7,886,592
Constellation Energy Group, Inc.
5.150%, 12/01/2020	11,220,000	12,404,608
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	19,320,000	19,344,150
Entergy Texas, Inc.
7.125%, 02/01/2019	20,650,000	23,997,985
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	17,680,000	16,796,000
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/2019	9,760,000	9,741,915
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	3,775,000	3,510,750
Oncor Electric Delivery Company LLC
2.950%, 04/01/2025 (S)	14,420,000	13,803,992
5.000%, 09/30/2017	5,900,000	6,358,041
PNPP II Funding Corp.
9.120%, 05/30/2016	111,000	113,873
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	8,285,000	9,146,640
W3A Funding Corp.
8.090%, 01/02/2017	54,488	54,485

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	$13,630,000	$12,675,900
		170,554,139
TOTAL CORPORATE BONDS (Cost $3,775,410,787)		$3,723,491,237

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	3,265,000	4,100,840
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month LIBOR + 5.540%)
04/08/2038 (S)	10,535,000	14,801,675
State Street Capital Trust IV
1.286%, 06/15/2037 (P)	20,815,000	18,161,088
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	27,245,000	27,865,369
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	7,350,000	7,644,000
		72,572,972
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $70,246,873)		$72,572,972

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%
Commercial and residential - 0.2%
BBCMS Trust, Series 2015-SLP, Class C
2.184%, 02/15/2028 (P)(S)	8,055,000	8,022,063
Commercial Mortgage Trust (Deutsche Bank),
Series 2013-CR13, Class C
4.913%, 12/10/2023 (P)	10,000	10,373
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class AM
5.591%, 04/15/2047 (P)	200,000	212,169
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	4,957,258
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.757%, 11/15/2029 (P)(S)	2,578,917	2,561,801
		15,763,664
U.S. Government Agency - 1.6%
Federal Home Loan Mortgage Corp.
Series 288, Class IO, 3.000%, 10/15/2027	2,091,379	257,024
Series 290, Class IO, 3.500%, 11/15/2032	2,506,248	466,213
Series 3833, Class LI IO,
1.769%, 10/15/2040	59,422,407	5,182,127
Series 3927, Class IP IO,
4.500%, 06/15/2040	11,666,281	2,065,801
Series 3943, Class DI IO,
4.000%, 11/15/2039	29,808,688	3,563,781
Series 4030, Class BI IO,
5.000%, 01/15/2042	13,618,374	2,543,340
Series 4136, Class IH IO,
3.500%, 09/15/2027	1,748,654	206,301
Series K017, Class X1 IO,
1.574%, 12/25/2021	106,702,736	7,835,929

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO,
1.580%, 01/25/2022	$116,480,081	$8,620,225
Series K021, Class X1 IO,
1.632%, 06/25/2022	24,056,087	2,003,944
Series K022, Class X1 IO,
1.420%, 07/25/2022	349,178,796	24,878,989
Series K026, Class X1 IO,
1.169%, 11/25/2022	172,287,622	10,623,427
Series K038, Class X1 IO,
1.353%, 03/25/2024	252,166,160	20,721,754
Series K707, Class X1 IO,
1.681%, 12/25/2018	121,667,603	5,630,290
Series K709, Class X1 IO,
1.664%, 03/25/2019	96,312,373	4,729,901
Series K710, Class X1 IO,
1.906%, 05/25/2019	132,126,943	7,711,589
Series K711, Class X1 IO,
1.826%, 07/25/2019	67,289,712	3,826,901
Federal National Mortgage Association
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	37,160,353	7,685,229
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,494,517	282,080
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	31,202,940	6,543,310
Series 2012-61, Class KI IO,
4.000%, 12/25/2041	22,017,500	4,095,951
Series 402, Class 3 IO, 4.000%, 11/25/2039	14,002,509	2,878,524
Series 402, Class 4 IO, 4.000%, 10/25/2039	5,030,111	888,385
Series 402, Class 7 IO, 4.500%, 11/25/2039	6,828,271	1,384,222
Series 407, Class 15 IO,
5.000%, 01/25/2040	11,437,975	2,315,403
Series 407, Class 21 IO,
5.000%, 01/25/2039	5,313,428	958,226
Series 407, Class 7 IO, 5.000%, 03/25/2041	9,832,061	2,119,405
Series 407, Class 8 IO, 5.000%, 03/25/2041	4,708,443	981,291
Series 407, Class C6 IO,
5.500%, 01/25/2040	20,748,650	4,813,215
Series 408, Class C1 IO,
4.000%, 12/25/2040	29,131,740	6,461,581
Government National Mortgage Association
Series 2012-114, Class IO,
0.941%, 01/16/2053	52,371,233	3,973,667
Series 2013-42, Class IO,
3.500%, 03/20/2043	24,059,761	3,928,030
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	56,318,362	8,804,458
		168,980,513
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $187,673,905)		$184,744,177

ASSET BACKED SECURITIES - 11.7%
Ally Auto Receivables Trust, Series 2014-2,
Class A4 1.840%, 01/15/2020	27,360,000	27,544,078
Ally Master Owner Trust
Series 2012-4, Class A, 1.720%, 07/15/2019	10,220,000	10,288,229
Series 2015-3, Class A, 1.630%, 05/15/2020	27,900,000	27,874,472
American Express Credit
Account Master Trust
Series 2014-3, Class A, 1.490%, 04/15/2020	27,810,000	27,949,717
Series 2014-4, Class A, 1.430%, 06/15/2020	28,685,000	28,731,785

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust, Series 2015-A2,
Class A 1.360%, 09/15/2020	$41,115,000	$40,960,038
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	16,380,000	16,429,943
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	22,825,000	22,798,044
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1,
2.170%, 08/16/2021 (S)	10,710,000	10,821,941
Series 2015-1A, Class A1,
2.260%, 03/15/2023	3,135,000	3,155,381
California Republic Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	14,735,000	14,832,605
Series 2015-2, Class A4,
1.750%, 01/15/2021	22,285,000	22,232,251
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.750%, 07/15/2020	12,480,000	13,676,707
Series 2014-A5, Class A,
1.480%, 07/15/2020	45,700,000	45,927,586
CarMax Auto Owner Trust
Series 2014-3, Class A3,
1.160%, 06/17/2019	24,615,000	24,667,799
Series 2015-2, Class A4,
1.800%, 03/15/2021	10,975,000	10,972,157
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	20,599,000	20,606,560
Series 2014-A7, Class A,
1.380%, 11/15/2019	31,978,000	32,037,415
Series 2015, Class A2A,
1.590%, 02/18/2020	29,105,000	29,248,342
Series 2015-A5, Class A,
1.360%, 04/15/2020	47,755,000	47,644,972
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.760%, 12/16/2019 (S)	10,310,000	10,315,083
Series 2015-AA, Class A4,
1.550%, 02/18/2020 (S)	41,245,000	41,112,769
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	17,115,000	18,724,905
Series 2014-A8, Class A8,
1.730%, 04/09/2020	34,765,000	35,006,930
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	33,271,613	33,106,851
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	42,075,000	42,169,206
Ford Credit Auto Owner Trust
Series 2015-A, Class A4,
1.640%, 06/15/2020	13,420,000	13,453,617
Series 2015-B, Class A4,
1.580%, 08/15/2020	13,810,000	13,795,486
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A, 1.490%, 09/15/2019	25,960,000	26,011,453
Series 2014-4, Class A1,
1.400%, 08/15/2019	35,760,000	35,825,655
Series 2015-1, Class A1,
1.420%, 01/15/2020	29,125,000	29,112,768
GE Equipment Midticket LLC, Series 2014-1,
Class A4 1.590%, 08/22/2023	7,820,000	7,859,374

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	$7,740,000	$7,756,595
Series 2015-2, Class A4,
1.850%, 07/22/2019	24,361,000	24,414,472
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	15,635,000	15,625,212
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	42,515,000	42,607,215
Series 2015-1, Class A4,
1.320%, 11/16/2020	20,360,000	20,337,645
Series 2015-2, Class A4,
1.470%, 08/23/2021	20,085,000	20,068,249
Huntington Auto Trust, Series 2015-1,
Class A4 1.640%, 06/15/2021	12,280,000	12,293,164
Hyundai Auto Receivables Trust,
Series 2015-A, Class A4
1.370%, 07/15/2020	19,100,000	19,041,783
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	20,870,000	20,929,354
Series 2015, Class AA4,
1.650%, 12/15/2021	10,555,000	10,591,615
MVW Owner Trust, Series 2014-1A, Class A
2.250%, 09/22/2031 (S)	6,199,104	6,186,241
Nissan Auto Receivables Owner Trust,
Series 2015-A, Class A4
1.500%, 09/15/2021	42,370,000	42,129,550
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	29,325,000	29,324,531
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	16,320,000	16,349,507
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	22,805,000	22,798,159
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	13,395,000	13,426,344
Series 2015-B, Class A4,
1.740%, 09/15/2020	19,030,000	19,096,548
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	16,680,000	16,737,796
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	31,110,000	31,034,247
Westgate Resorts LLC, Series 2014-1A,
Class A 2.150%, 12/20/2026 (S)	5,084,145	5,084,145
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	15,410,000	15,483,552
TOTAL ASSET BACKED SECURITIES (Cost $1,196,341,242)		$1,196,210,043

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
The PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	391,400	10,740,016
TOTAL PREFERRED SECURITIES (Cost $9,785,000)		$10,740,016

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.5%
Repurchase agreement - 1.5%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.090% to be
repurchased at $58,166,145 on 07/01/2015,
collateralized by $51,824,700 U.S. Treasury
Inflation Indexed Notes, 0.125% - 1.625%
due 04/16/2016 to 07/15/2024 (valued at
$57,526,387, including interest) and
$1,975,800 U.S. Treasury Inflation Indexed
Bonds, 0.625% due 02/15/2043 (valued at
$1,803,150, including interest)	$58,166,000	$58,166,000
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $93,452,000 on 07/01/2015,
collateralized by $93,975,000 U.S. Treasury
Notes, 1.000% - 1.500% due 01/31/2019 to
08/31/2019 (valued at $95,321,321,
including interest)	93,452,000	93,452,000
		151,618,000
TOTAL SHORT-TERM INVESTMENTS (Cost $151,618,000)		$151,618,000
Total Investments (Bond Trust) (Cost $10,043,448,654) - 97.9%		$10,039,737,025
Other assets and liabilities, net - 2.1%		211,204,378
TOTAL NET ASSETS - 100.0%		$10,250,941,403

Core Bond Trust

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 56.9%
U.S. Government - 29.8%
U.S. Treasury Bonds
2.500%, 02/15/2045	$16,768,000	$14,687,728
3.000%, 11/15/2044 to 05/15/2045	14,621,000	14,245,060
3.125%, 02/15/2043	2,149,000	2,141,782
3.375%, 05/15/2044	317,000	331,389
3.625%, 02/15/2044	9,563,000	10,467,000
4.500%, 08/15/2039	1,160,000	1,446,285
U.S. Treasury Notes
0.500%, 03/31/2017	17,027,000	17,001,732
0.625%, 12/15/2016 to 09/30/2017	42,086,000	42,083,060
0.750%, 10/31/2017 to 04/15/2018	50,842,000	50,605,209
0.875%, 01/31/2017 to 08/15/2017	87,943,000	88,294,248
1.000%, 09/15/2017 to 05/15/2018	14,884,000	14,952,688
1.125%, 06/15/2018	5,373,000	5,390,210
1.375%, 03/31/2020 to 04/30/2020	60,220,000	59,545,406
1.500%, 01/31/2019 to 05/31/2020	20,942,000	21,025,980
1.625%, 06/30/2019 to 06/30/2020	30,167,000	30,284,893
1.750%, 09/30/2019	27,304,000	27,609,040
1.875%, 05/31/2022	9,739,000	9,621,070
2.125%, 06/30/2022 to 05/15/2025	20,257,000	19,952,197
2.625%, 08/15/2020	5,864,000	6,129,252
		435,814,229
U.S. Government Agency - 27.1%
Federal Home Loan Mortgage Corp.
1.000%, 08/01/2045 (C)	596,000	608,399
2.608%, 07/01/2045 (C)(P)	1,914,000	1,953,818
2.738%, 08/01/2044 (P)	3,368,874	3,456,815
2.745%, 05/01/2045 (P)	1,167,722	1,197,222

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.746%, 06/01/2045 (P)	$1,183,000	$1,212,465
2.834%, 07/01/2045 (P)	1,709,000	1,753,254
2.850%, 07/01/2045 (C)(P)	1,155,000	1,184,178
3.500%, TBA (C)	7,500,000	7,689,875
3.500%, 12/01/2028 to 01/01/2035	11,026,820	11,643,318
3.500%, 04/01/2030 (C)	176,899	187,506
4.000%, 10/01/2029 to 06/01/2045	3,614,295	3,876,538
4.500%, 08/01/2020 to 06/01/2045	10,924,509	11,548,370
5.000%, 08/01/2039 to 07/01/2044	4,001,720	4,494,629
Federal National Mortgage Association
2.131%, 10/09/2019 (Z)	4,005,000	3,654,847
2.560%, 03/01/2045 (P)	356,501	363,532
2.625%, 09/06/2024	1,589,000	1,587,177
2.735%, 01/01/2045 (P)	2,041,511	2,097,244
2.756%, 02/01/2045 (P)	1,746,315	1,793,892
2.830%, 05/01/2043 (P)	697,323	720,897
3.000%, TBA (C)	15,200,000	15,183,016
3.000%, 03/01/2033	2,401,058	2,429,101
3.500%, TBA (C)	90,100,000	92,457,340
3.500%, 12/01/2029 to 07/01/2042	11,613,462	12,237,353
3.500%, 06/01/2042 to 06/01/2045 (C)	22,661,203	23,351,883
4.000%, 05/01/2025 to 06/01/2045	54,856,618	58,724,551
4.000%, 05/01/2035 to 07/01/2035 (C)	3,374,491	3,619,453
4.368%, 04/01/2040 (P)	1,214,781	1,300,568
4.500%, 10/01/2033 to 03/01/2045	13,063,047	14,352,384
5.000%, 07/01/2041 to 07/01/2044	14,325,809	16,141,702
5.500%, 09/01/2034 to 08/01/2041	1,923,241	2,169,372
Government National Mortgage Association
3.000%, TBA (C)	7,300,000	7,352,653
3.500%, TBA (C)	35,600,000	36,794,289
4.000%, TBA (C)	20,300,000	21,476,288
4.000%, 04/20/2045 to 05/20/2045	651,312	700,815
4.500%, TBA (C)	9,700,000	10,444,930
4.500%, 09/20/2041 to 06/20/2045	9,224,404	10,130,281
4.500%, 06/20/2045 (C)	93,000	102,316
5.000%, 12/20/2044	1,998,411	2,218,783
Tennessee Valley Authority
2.875%, 09/15/2024	4,336,000	4,349,715
		396,560,769
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $834,413,492)		$832,374,998

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Brazil - 0.0%
Federative Republic of Brazil
5.000%, 01/27/2045	565,000	488,725
Canada - 0.1%
Province of Ontario
1.875%, 05/21/2020	2,075,000	2,066,553
Colombia - 0.0%
Republic of Colombia
5.000%, 06/15/2045	437,000	404,225
Indonesia - 0.1%
Republic of Indonesia
4.125%, 01/15/2025 (S)	1,120,000	1,099,000
Japan - 0.2%
Japan Bank for International Cooperation
1.750%, 05/28/2020	2,365,000	2,342,693

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan (continued)
Japan Bank for International
Cooperation (continued)
2.125%, 02/10/2025	$342,000	$326,785
		2,669,478
Jordan - 0.3%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	2,373,000	2,384,865
3.000%, 06/30/2025	2,090,000	2,095,225
		4,480,090
Mexico - 0.3%
Government of Mexico
Bond, 3.600%, 01/30/2025	995,000	981,070
5.750%, 10/12/2110	3,091,000	3,044,635
		4,025,705
Paraguay - 0.1%
Republic of Paraguay
4.625%, 01/25/2023 (S)	935,000	944,350
6.100%, 08/11/2044 (S)	921,000	932,513
		1,876,863
Slovakia - 0.2%
Republic of Slovakia
4.375%, 05/21/2022 (S)	2,290,000	2,496,851
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	2,922,000	3,184,980
5.500%, 10/26/2022 (S)	1,620,000	1,796,499
5.850%, 05/10/2023 (S)	778,000	880,268
		5,861,747
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $25,718,244)		$25,469,237

CORPORATE BONDS - 23.7%
Consumer discretionary - 3.1%
Amazon.com, Inc.
4.950%, 12/05/2044	1,839,000	1,785,715
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044	911,000	901,245
Coach, Inc.
4.250%, 04/01/2025	1,058,000	1,014,617
Comcast Corp.
4.400%, 08/15/2035	675,000	668,182
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	611,000	562,368
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	1,423,000	1,425,446
2.375%, 08/01/2018 (S)	2,049,000	2,076,358
DIRECTV Holdings LLC
3.800%, 03/15/2022	619,000	621,870
3.950%, 01/15/2025	2,135,000	2,090,080
4.450%, 04/01/2024	1,588,000	1,620,576
Ford Motor Credit Company LLC
3.664%, 09/08/2024	1,011,000	996,131
General Motors Company
3.500%, 10/02/2018	1,922,000	1,984,484
5.000%, 04/01/2035	828,000	812,975
5.200%, 04/01/2045	499,000	494,715
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,525,000	1,491,099

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Grupo Televisa SAB
5.000%, 05/13/2045	$564,000	$538,056
Hyundai Capital America
2.000%, 03/19/2018 (S)	675,000	674,909
2.600%, 03/19/2020 (S)	1,675,000	1,674,132
Johnson Controls, Inc.
4.950%, 07/02/2064	401,000	379,432
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	580,000	583,525
McDonald’s Corp.
2.200%, 05/26/2020	1,000,000	988,934
4.600%, 05/26/2045	675,000	656,074
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,005,000	989,163
3.500%, 06/15/2022	705,000	692,911
3.900%, 11/15/2024	1,269,000	1,245,480
3.950%, 06/15/2025	1,195,000	1,171,784
Sky PLC
3.750%, 09/16/2024 (S)	1,699,000	1,656,248
Thomson Reuters Corp.
3.850%, 09/29/2024	776,000	769,996
Time Warner Cable, Inc.
6.550%, 05/01/2037	420,000	436,028
Toyota Motor Credit Corp.
1.125%, 05/16/2017	3,320,000	3,326,862
2.750%, 05/17/2021	2,065,000	2,092,826
Viacom, Inc.
4.850%, 12/15/2034	1,900,000	1,752,125
5.250%, 04/01/2044	604,000	564,384
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	1,715,000	1,703,928
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	3,288,000	3,292,330
Yum! Brands, Inc.
5.350%, 11/01/2043	779,000	745,382
		44,480,370
Consumer staples - 1.8%
Altria Group, Inc.
2.625%, 01/14/2020	1,915,000	1,905,971
4.500%, 05/02/2043	1,002,000	924,714
Anheuser-Busch InBev Finance, Inc.
2.625%, 01/17/2023	581,000	555,771
BAT International Finance PLC
2.750%, 06/15/2020 (S)	2,480,000	2,496,408
3.950%, 06/15/2025 (S)	2,130,000	2,150,861
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	2,380,000	2,379,691
3.950%, 07/15/2025 (S)	2,740,000	2,755,434
5.000%, 07/15/2035 (S)	100,000	101,284
5.200%, 07/15/2045 (S)	1,160,000	1,187,023
PepsiCo, Inc.
1.250%, 04/30/2018	600,000	597,195
1.850%, 04/30/2020	1,205,000	1,190,629
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	2,128,000	2,393,538
Reynolds American, Inc.
4.450%, 06/12/2025	1,415,000	1,439,499
5.700%, 08/15/2035	1,185,000	1,225,273
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	920,000	862,633
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	604,000	609,170
2.400%, 10/21/2018 (S)	874,000	885,904
2.900%, 10/21/2019 (S)	1,238,000	1,259,586

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
WM Wrigley Jr. Company (continued)
3.375%, 10/21/2020 (S)	$1,735,000	$1,786,181
		26,706,765
Energy - 4.0%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	645,000	578,330
Chevron Corp.
1.365%, 03/02/2018	2,510,000	2,504,142
1.961%, 03/03/2020	418,000	414,396
2.411%, 03/03/2022	1,900,000	1,845,696
ConocoPhillips Company
2.875%, 11/15/2021	1,012,000	1,019,659
Continental Resources, Inc.
4.500%, 04/15/2023	450,000	433,365
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	67,000	52,932
Ecopetrol SA
5.375%, 06/26/2026	1,430,000	1,415,700
5.875%, 05/28/2045	746,000	658,345
7.375%, 09/18/2043	700,000	733,740
Energy Transfer Partners LP
2.500%, 06/15/2018	1,305,000	1,306,113
4.050%, 03/15/2025	1,224,000	1,154,319
4.150%, 10/01/2020	655,000	672,582
4.750%, 01/15/2026	1,955,000	1,926,989
5.150%, 03/15/2045	32,000	28,180
6.125%, 12/15/2045	930,000	932,296
EnLink Midstream Partners LP
5.050%, 04/01/2045	1,586,000	1,433,381
Ensco PLC
5.200%, 03/15/2025 (L)	500,000	494,329
Enterprise Products Operating LLC
3.700%, 02/15/2026	1,320,000	1,282,664
3.750%, 02/15/2025	1,017,000	995,231
4.850%, 03/15/2044	498,000	466,718
4.900%, 05/15/2046	200,000	187,984
Exxon Mobil Corp.
1.305%, 03/06/2018	2,399,000	2,395,562
1.912%, 03/06/2020	2,144,000	2,129,335
2.709%, 03/06/2025	2,119,000	2,054,457
Kerr-McGee Corp.
6.950%, 07/01/2024	2,697,000	3,247,293
Kinder Morgan Energy Partners LP
4.100%, 11/15/2015	1,140,000	1,151,848
4.300%, 05/01/2024	1,223,000	1,205,255
Kinder Morgan, Inc.
5.300%, 12/01/2034	461,000	424,921
5.550%, 06/01/2045	826,000	760,973
Marathon Oil Corp.
3.850%, 06/01/2025	1,190,000	1,164,509
5.200%, 06/01/2045	785,000	759,345
Marathon Petroleum Corp.
5.000%, 09/15/2054	370,000	333,971
MPLX LP
4.000%, 02/15/2025	180,000	175,359
Newfield Exploration Company
5.625%, 07/01/2024	688,000	694,880
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	1,032,000	1,026,738
ONEOK Partners LP
2.000%, 10/01/2017	1,302,000	1,304,521
Petrobras Global Finance BV
3.000%, 01/15/2019	373,000	345,036

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV (continued)
4.875%, 03/17/2020	$1,588,000	$1,509,934
6.250%, 03/17/2024	495,000	477,908
7.250%, 03/17/2044	315,000	292,770
Petroleos Mexicanos
2.378%, 04/15/2025	1,375,000	1,386,543
4.500%, 01/23/2026 (S)	699,000	683,203
5.625%, 01/23/2046 (S)	1,113,000	1,039,208
Phillips 66
4.875%, 11/15/2044	236,000	224,610
Rowan Companies, Inc.
5.400%, 12/01/2042	830,000	674,434
5.850%, 01/15/2044	524,000	442,287
Shell International Finance BV
2.125%, 05/11/2020	1,170,000	1,167,241
4.125%, 05/11/2035	700,000	683,098
4.375%, 05/11/2045	255,000	250,733
Spectra Energy Partners LP
4.500%, 03/15/2045	257,000	226,855
Statoil ASA
2.900%, 11/08/2020	1,557,000	1,595,271
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	1,010,000	918,990
Talisman Energy, Inc.
3.750%, 02/01/2021	1,064,000	1,052,309
TC PipeLines LP
4.650%, 06/15/2021	303,000	315,119
Transcanada Trust (5.625% to 05/20/2025, then 3 month LIBOR + 3.528%)
5.625%, 05/20/2075	785,000	791,869
Valero Energy Corp.
4.900%, 03/15/2045	1,090,000	1,017,833
Weatherford International, Ltd.
4.500%, 04/15/2022	762,000	714,795
5.950%, 04/15/2042	965,000	813,389
Western Gas Partners LP
3.950%, 06/01/2025	1,265,000	1,215,695
5.375%, 06/01/2021	476,000	513,303
Williams Partners LP
4.000%, 09/15/2025	1,223,000	1,143,807
		58,862,298
Financials - 7.7%
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	965,000	928,264
American Express Credit Corp.
2.375%, 05/26/2020	2,065,000	2,048,344
American International Group, Inc.
4.375%, 01/15/2055	630,000	558,797
4.500%, 07/16/2044	716,000	678,579
American Tower Corp.
2.800%, 06/01/2020	830,000	817,737
3.450%, 09/15/2021	1,652,000	1,642,253
3.500%, 01/31/2023	1,620,000	1,554,181
4.000%, 06/01/2025	905,000	881,057
Aon PLC
4.750%, 05/15/2045	710,000	681,863
Assurant, Inc.
2.500%, 03/15/2018	1,699,000	1,723,267
Bank of America Corp.
1.500%, 10/09/2015	3,840,000	3,848,813
3.950%, 04/21/2025	400,000	385,772
6.000%, 09/01/2017	1,940,000	2,108,980

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
3.650%, 03/16/2025	$1,326,000	$1,254,128
BB&T Corp.
2.625%, 06/29/2020	2,935,000	2,938,877
Capital One Financial Corp.
3.200%, 02/05/2025	99,000	93,347
Citigroup, Inc.
1.550%, 08/14/2017	2,748,000	2,742,740
1.700%, 07/25/2016	1,938,000	1,950,692
3.300%, 04/27/2025	2,090,000	2,006,619
4.400%, 06/10/2025	1,660,000	1,651,323
5.875%, 01/30/2042	5,000	5,830
CME Group, Inc.
3.000%, 03/15/2025	650,000	630,215
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,527,000	1,462,744
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/2025 (S)	778,000	747,823
4.875%, 05/15/2045 (S)	1,195,000	1,145,666
DDR Corp.
3.375%, 05/15/2023	1,644,000	1,573,058
4.625%, 07/15/2022	2,033,000	2,132,377
Discover Financial Services
3.750%, 03/04/2025	1,175,000	1,120,233
DNB Boligkreditt AS
2.000%, 05/28/2020 (S)	3,215,000	3,185,033
Federal Realty Investment Trust
3.000%, 08/01/2022	470,000	462,473
General Electric Capital Corp.
5.875%, 01/14/2038	1,865,000	2,238,509
HCP, Inc.
4.000%, 06/01/2025	675,000	659,818
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	740,000	735,634
ING Bank NV
5.800%, 09/25/2023 (S)	1,461,000	1,593,285
Inter-American Development Bank
4.375%, 01/24/2044	103,000	118,830
Intesa Sanpaolo SpA
2.375%, 01/13/2017	2,106,000	2,116,102
5.017%, 06/26/2024 (S)	826,000	801,417
JPMorgan Chase & Co.
2.250%, 01/23/2020	1,544,000	1,517,289
2.750%, 06/23/2020	3,231,000	3,228,562
3.125%, 01/23/2025	204,000	194,471
4.125%, 12/15/2026	270,000	265,032
4.850%, 02/01/2044	1,021,000	1,051,127
4.950%, 06/01/2045	1,680,000	1,627,221
KeyBank NA
3.300%, 06/01/2025	1,300,000	1,260,294
Lazard Group LLC
3.750%, 02/13/2025	2,430,000	2,309,030
4.250%, 11/14/2020	1,366,000	1,434,946
Lloyds Bank PLC
3.500%, 05/14/2025	1,655,000	1,622,403
Lloyds Banking Group PLC
4.500%, 11/04/2024	1,622,000	1,620,639
Massachusetts Mutual Life Insurance Company
4.500%, 04/15/2065 (S)	30,000	26,528
MetLife, Inc.
1.903%, 12/15/2017	889,000	892,818
3.000%, 03/01/2025	654,000	625,559

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Mid-America Apartments LP
3.750%, 06/15/2024	$1,509,000	$1,488,616
4.300%, 10/15/2023	1,302,000	1,347,528
Morgan Stanley
2.650%, 01/27/2020	1,352,000	1,348,459
2.800%, 06/16/2020	2,900,000	2,905,133
3.950%, 04/23/2027	2,025,000	1,906,013
4.300%, 01/27/2045	534,000	497,081
4.350%, 09/08/2026	1,096,000	1,074,990
5.375%, 10/15/2015	1,699,000	1,721,653
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	3,021,000	3,172,932
Perrigo Finance PLC
3.900%, 12/15/2024	1,572,000	1,549,934
4.900%, 12/15/2044	200,000	192,257
Principal Financial Group, Inc.
3.400%, 05/15/2025	880,000	858,295
Prudential Financial, Inc.
4.600%, 05/15/2044	365,000	352,708
Rabobank Nederland NV
3.375%, 05/21/2025	2,685,000	2,613,206
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	987,000	984,481
Stadshypotek AB
1.750%, 04/09/2020 (S)	5,205,000	5,128,778
Standard Chartered PLC
1.700%, 04/17/2018 (S)	571,000	568,647
3.200%, 04/17/2025 (S)	1,699,000	1,608,341
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	2,557,000	2,555,852
Synchrony Financial
2.700%, 02/03/2020	1,777,000	1,753,878
4.250%, 08/15/2024	1,208,000	1,211,509
Tanger Properties LP
3.750%, 12/01/2024	762,000	751,850
3.875%, 12/01/2023	874,000	881,595
The Blackstone Group LP
9.296%, 03/18/2019	1,096,250	1,130,680
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025	3,795,000	3,739,282
5.150%, 05/22/2045	1,465,000	1,408,400
6.750%, 10/01/2037	705,000	825,563
XLIT, Ltd.
4.450%, 03/31/2025	102,000	100,959
5.500%, 03/31/2045	151,000	141,526
		112,720,745
Health care - 1.7%
AbbVie, Inc.
1.800%, 05/14/2018	2,065,000	2,057,289
2.500%, 05/14/2020	3,370,000	3,333,971
3.600%, 05/14/2025	1,660,000	1,638,188
Actavis Funding SCS
2.350%, 03/12/2018	1,175,000	1,181,240
3.000%, 03/12/2020	1,525,000	1,529,136
3.800%, 03/15/2025	595,000	583,596
4.750%, 03/15/2045	1,225,000	1,161,147
Amgen, Inc.
2.125%, 05/01/2020	470,000	459,810
2.200%, 05/22/2019	1,271,000	1,266,705
2.700%, 05/01/2022	1,000,000	965,832
4.400%, 05/01/2045	1,075,000	993,218
Anthem, Inc.
3.500%, 08/15/2024	786,000	753,878

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Anthem, Inc. (continued)
5.100%, 01/15/2044	$604,000	$588,329
Baxalta, Inc.
2.875%, 06/23/2020 (S)	1,205,000	1,202,157
3.600%, 06/23/2022 (S)	605,000	604,409
4.000%, 06/23/2025 (S)	1,210,000	1,202,087
5.250%, 06/23/2045 (S)	330,000	330,641
Boston Scientific Corp.
3.375%, 05/15/2022	675,000	660,264
Celgene Corp.
5.250%, 08/15/2043	1,001,000	1,038,606
Medtronic, Inc.
3.150%, 03/15/2022 (S)	1,271,000	1,275,498
4.375%, 03/15/2035 (S)	779,000	770,655
Mylan, Inc.
5.400%, 11/29/2043	667,000	679,870
		24,276,526
Industrials - 1.0%
Embraer Netherlands Finance BV
5.050%, 06/15/2025	785,000	785,000
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	435,000	398,309
5.625%, 03/15/2042 (S)	1,378,000	1,471,883
FedEx Corp. 4.100%, 02/01/2045	970,000	867,965
L-3 Communications Corp.
3.950%, 05/28/2024	1,293,000	1,255,107
Northrop Grumman Corp.
3.250%, 08/01/2023	1,842,000	1,802,176
3.850%, 04/15/2045	903,000	794,068
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	2,128,000	2,106,156
3.050%, 01/09/2020 (S)	805,000	807,950
3.375%, 02/01/2022 (S)	1,765,000	1,709,009
Siemens Financieringsmaatschappij NV
2.150%, 05/27/2020 (S)	250,000	246,659
3.250%, 05/27/2025 (S)	780,000	765,052
Valmont Industries, Inc. 5.250%, 10/01/2054	874,000	780,571
Verisk Analytics, Inc.
4.000%, 06/15/2025	660,000	645,612
5.500%, 06/15/2045	235,000	230,339
WW Grainger, Inc. 4.600%, 06/15/2045	275,000	274,242
		14,940,098
Information technology - 0.9%
Alibaba Group Holding Ltd.
3.600%, 11/28/2024 (S)	1,477,000	1,422,047
Apple, Inc.
2.500%, 02/09/2025	348,000	325,801
2.700%, 05/13/2022	3,475,000	3,436,160
3.450%, 02/09/2045	354,000	300,104
4.375%, 05/13/2045	750,000	737,450
Baidu, Inc. 4.125%, 06/30/2025	560,000	556,809
Cisco Systems, Inc. 3.000%, 06/15/2022	1,310,000	1,297,791
MasterCard, Inc. 3.375%, 04/01/2024	176,000	179,398
Oracle Corp.
2.500%, 05/15/2022	1,665,000	1,615,150
2.950%, 05/15/2025	1,075,000	1,033,822
3.900%, 05/15/2035	375,000	347,649
4.125%, 05/15/2045	665,000	616,303
4.375%, 05/15/2055	270,000	250,727
Tencent Holdings, Ltd.
3.800%, 02/11/2025 (S)	1,128,000	1,092,594
		13,211,805

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials - 0.7%
Albemarle Corp. 5.450%, 12/01/2044	$1,100,000	$1,097,240
Barrick Gold Corp. 4.100%, 05/01/2023	699,000	678,891
Eastman Chemical Company
3.800%, 03/15/2025	540,000	538,227
4.650%, 10/15/2044	684,000	645,660
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,321,000	1,324,383
Glencore Funding LLC
2.125%, 04/16/2018 (S)	341,000	338,265
2.875%, 04/16/2020 (S)	341,000	333,949
4.000%, 04/16/2025 (S)	114,000	105,885
International Paper Company
5.150%, 05/15/2046	615,000	588,726
LYB International Finance BV
4.875%, 03/15/2044	667,000	645,746
Lyondellbasell Industries NV
4.625%, 02/26/2055	651,000	571,047
Monsanto Company 3.950%, 04/15/2045	191,000	157,866
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,455,000	1,432,372
Teck Resources, Ltd. 3.750%, 02/01/2023	615,000	528,383
The Mosaic Company
5.450%, 11/15/2033	492,000	522,304
5.625%, 11/15/2043	619,000	657,265
Vale Overseas, Ltd. 8.250%, 01/17/2034	413,000	455,041
		10,621,250
Telecommunication services - 1.4%
America Movil SAB de CV
3.125%, 07/16/2022	2,255,000	2,224,873
AT&T, Inc.
3.000%, 06/30/2022	2,705,000	2,609,308
3.400%, 05/15/2025	2,490,000	2,364,193
4.300%, 12/15/2042	376,000	321,117
4.350%, 06/15/2045	306,000	261,098
4.500%, 05/15/2035	910,000	834,065
4.750%, 05/15/2046	855,000	774,037
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	858,000	907,304
Bharti Airtel, Ltd. 4.375%, 06/10/2025 (S)	900,000	885,360
Verizon Communications, Inc.
2.500%, 09/15/2016	1,684,000	1,711,166
4.272%, 01/15/2036 (S)	1,003,000	899,629
4.400%, 11/01/2034	1,880,000	1,759,580
4.862%, 08/21/2046	5,083,000	4,740,070
		20,291,800
Utilities - 1.4%
Alabama Power Company 3.750%, 03/01/2045	965,000	863,561
Ameren Illinois Company 4.300%, 07/01/2044	231,000	228,473
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,097,000	2,099,053
Appalachian Power Company
4.450%, 06/01/2045	1,185,000	1,132,678
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	985,000	958,732
Comision Federal de Electricidad
6.125%, 06/16/2045 (S)	830,000	840,375
Commonwealth Edison Company
3.700%, 03/01/2045	334,000	298,682
Consolidated Edison Company of New York, Inc. 4.625%, 12/01/2054	625,000	606,041
Dominion Resources, Inc. 4.700%, 12/01/2044	1,002,000	972,908

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Exelon Corp.
2.850%, 06/15/2020	$990,000	$994,192
3.950%, 06/15/2025	990,000	994,336
Pacific Gas & Electric Company
3.250%, 06/15/2023	785,000	778,994
PacifiCorp 3.600%, 04/01/2024	1,858,000	1,915,574
Potomac Electric Power Company
3.600%, 03/15/2024	889,000	907,822
4.150%, 03/15/2043	864,000	829,993
Public Service Company of Colorado
4.300%, 03/15/2044	524,000	525,948
Public Service Electric & Gas Company
3.050%, 11/15/2024	810,000	800,197
Puget Energy, Inc. 6.000%, 09/01/2021	2,319,000	2,654,826
Puget Sound Energy, Inc. 4.300%, 05/20/2045	535,000	529,928
Southwestern Electric Power Company
3.550%, 02/15/2022	667,000	687,098
3.900%, 04/01/2045	859,000	744,907
Virginia Electric and Power Company
4.450%, 02/15/2044	572,000	572,264
		20,936,582
TOTAL CORPORATE BONDS (Cost $354,848,745)		$347,048,239

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	2,140,000	2,892,017
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,440,000	1,992,413
New Jersey State Turnpike Authority
7.102%, 01/01/2041	1,908,000	2,562,921
North Texas Tollway Authority
6.718%, 01/01/2049	1,706,000	2,291,448
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,961,000	1,877,246
State of California 7.600%, 11/01/2040	1,310,000	1,941,040
The Ohio State University 4.800%, 06/01/2111	594,000	570,424
TOTAL MUNICIPAL BONDS (Cost $13,141,741)		$14,127,509

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.6%
Commercial and residential - 5.0%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-4, Class A5A
4.933%, 07/10/2045	62,912	62,875
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,420,000	1,572,654
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	533,000	568,999
Series 2015-GC31, Class AS,
4.199%, 06/10/2045 (C)	723,000	744,647
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,902,000	2,058,099
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,414,181	1,440,598
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	338,000	339,871
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	604,891

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	$172,000	$183,585
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	618,000	641,967
Series 2014-UBS3, Class A4,
3.819%, 06/10/2047	1,199,000	1,247,848
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,787,000	1,833,140
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	740,000	768,110
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	358,000	373,165
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047 (P)	1,311,000	1,353,370
Series 2015-LC21, Class A4,
3.708%, 07/10/2048	1,270,000	1,300,049
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	28,069	28,032
CSAIL Commercial Mortgage Trust Series 2015-C2, Class AS,
3.849%, 06/15/2057	2,308,000	2,335,818
Series 2015-C2, Class ASB,
3.224%, 06/15/2057	1,161,000	1,184,549
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,333,134	2,358,724
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	4,828,000	5,383,094
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	6,111,000	6,698,842
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	897,254	898,358
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A3,
3.119%, 05/10/2050	1,362,000	1,338,402
Series 2015-GC30, Class AAB,
3.120%, 05/10/2050	1,069,000	1,077,108
Series 2015-GC30, Class AS,
3.777%, 05/10/2050	1,318,000	1,317,661
GS Mortgage Securities Trust
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	1,261,188	1,271,528
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	29,485	29,528
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	244,091	244,498
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,475,000	1,497,941
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	333,641	333,194
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	1,368,000	1,451,378
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	1,114,000	1,170,715
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	1,117,000	1,169,722
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	806,000	827,173

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC28, Class AS,
3.759%, 02/10/2048	$803,000	$801,555
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	3,433,453	3,891,833
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4,
3.801%, 09/15/2047	605,000	626,136
Series 2014-C25, Class ASB,
3.407%, 11/15/2047	354,000	363,805
Series 2015-C28, Class A3,
2.912%, 10/15/2048	798,000	772,656
Series 2015-C28, Class ASB,
3.042%, 10/15/2048	2,421,000	2,424,402
Series 2015-C29, Class A4,
3.611%, 05/15/2048	1,083,000	1,101,930
Series 2015-C29, Class AS,
3.917%, 05/15/2048 (P)	511,000	520,365
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	2,788,000	2,990,847
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	452,888	466,181
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	1,950,000	2,067,195
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	647,000	649,729
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	383,478	387,084
JPMorgan Mortgage Trust, Series 2015-IVR2,
Class A2 2.771%, 01/25/2045 (P)(S)	1,018,415	1,028,155
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,190,010	1,194,640
Series 2013-C9, Class A,
1.970%, 05/15/2046	438,000	440,849
Series 2015-C22, Class A3,
3.046%, 05/15/2046	669,000	653,590
Series 2015-C23, Class A3,
3.451%, 07/15/2050	2,336,000	2,353,506
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,507,478	1,532,363
Series 2011-C3 A2, 3.224%, 07/15/2049	1,287,023	1,313,413
Series 2015-MS1, Class A3,
3.510%, 05/15/2048 (C)	631,000	637,270
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	1,048,000	1,063,377
Series 2013-C6, Class A4,
3.244%, 04/10/2046	618,000	624,528
		73,615,542
U.S. Government Agency - 4.6%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.837%, 08/25/2024 (P)	1,584,123	1,589,166
Series 2015-DN1, Class M1,
1.437%, 01/25/2025 (P)	961,217	960,296

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 271, Class 30, 3.000%, 08/15/2042	$4,026,747	$3,988,891
Series 2980, Class QA, 6.000%, 05/15/2035	1,471,845	1,618,427
Series 300, Class 300, 3.000%, 01/15/2043	3,999,575	3,989,978
Series 342, Class 300, 3.000%, 02/15/2045	7,333,505	7,320,173
Series 3664, Class DA, 4.000%, 11/15/2037	893,918	944,212
Series 3876, Class NB, 5.000%, 08/15/2038	1,673,925	1,806,043
Series 4225, Class A, 4.000%, 09/15/2040	2,010,911	2,152,998
Series 4227, Class AB, 3.500%, 10/15/2037	1,995,335	2,103,019
Series 4430, Class A, 4.000%, 04/15/2041	2,266,330	2,453,268
Series 4462, Class DA, 4.000%, 04/15/2040	4,392,454	4,708,183
Series 4483, Class PA, 2.500%, 06/15/2045	8,856,000	9,008,213
Series T-48, Class 1A,
5.581%, 07/25/2033 (P)	46,035	52,505
Series T-57, Class 1A2, 7.000%, 07/25/2043	599,411	692,197
Series T-57, Class 1A3, 7.500%, 07/25/2043	457,101	545,227
Series T-59, Class 1A3, 7.500%, 10/25/2043	648,877	775,271
Series T-60, Class 1A3, 7.500%, 03/25/2044	658,034	800,383
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	471,850	565,333
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,760,247	3,184,514
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	996,303	1,081,192
Series 2005-5, Class PA,
5.000%, 01/25/2035	530,814	581,796
Series 2006-56, Class CA,
6.000%, 07/25/2036	399,286	457,095
Series 2012-112, Class DA,
3.000%, 10/25/2042	4,989,596	4,983,144
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,510,146	1,519,006
Series 2013-133, Class AB,
4.000%, 06/25/2039	1,232,285	1,318,206
Series 2013-9, Class CB,
5.500%, 04/25/2042	200,777	225,750
Series 2013-94, Class HA,
4.000%, 01/25/2040	540,303	581,942
Series 2014-49, Class LC,
3.000%, 07/25/2054	4,071,648	4,190,304
Series 2014-9, Class A, 4.000%, 05/25/2037	1,384,965	1,486,067
Series 411, Class A3, 3.000%, 08/25/2042	813,066	812,596
		66,495,395
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $141,186,190)		$140,110,937

ASSET BACKED SECURITIES - 15.2%
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	153,837	153,850
Series 2014-1, Class A4,
1.530%, 04/15/2019	3,913,000	3,920,474
Series 2014-2, Class A4,
1.840%, 01/15/2020	213,000	214,433
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	3,150,000	3,157,988
Series 2014-4, Class A2,
1.430%, 06/17/2019	2,952,000	2,958,934
Series 2014-5, Class A1,
0.676%, 10/15/2019 (P)	4,674,000	4,683,736

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2015-2, Class A1,
0.755%, 01/15/2021 (P)	$1,799,000	$1,801,069
American Express Credit Account
Master Trust, Series 2014-1, Class A
0.556%, 12/15/2021 (P)	1,706,000	1,704,105
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	986,000	992,520
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,328,000	3,315,716
Bank of The West Auto Trust, Series 2014-1,
Class A3 1.090%, 03/15/2019 (S)	873,000	873,553
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	559,000	560,665
Series 2014-3, Class A4,
1.790%, 03/16/2020	495,000	498,295
Series 2015-1, Class A3,
1.330%, 04/15/2019	1,489,000	1,492,758
Series 2015-1, Class A4,
1.820%, 09/15/2020	1,003,000	1,006,605
Series 2015-2, Class A3,
1.310%, 08/15/2019	3,135,000	3,133,674
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	838,000	843,661
Series 2013-3, Class A3,
1.310%, 12/20/2017	7,951,000	7,975,831
Series 2013-3, Class A4,
1.680%, 04/20/2018	539,000	543,559
Series 2013-4, Class A3,
1.090%, 03/20/2018	2,276,000	2,278,485
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,821,000	1,831,755
Series 2014-1, Class A3,
1.320%, 06/20/2018	2,176,000	2,182,001
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,926,000	1,929,058
Series 2014-2, Class A1,
0.487%, 06/20/2016 (P)	1,789,859	1,789,699
Series 2014-2, Class A3,
1.260%, 05/21/2018	4,984,000	4,999,715
Series 2014-2, Class A4,
1.620%, 10/22/2018	943,000	950,153
Series 2015-1, Class A2,
1.420%, 06/20/2018	3,194,000	3,202,036
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,666,000	1,666,465
Series 2015-1, Class A4,
1.860%, 10/21/2019	212,000	211,978
Series 2015-2, Class A2,
1.390%, 09/20/2018	1,211,000	1,210,837
Series 2015-2, Class A3,
1.730%, 09/20/2019	1,756,000	1,756,938
Series 2015-2, Class A4,
1.970%, 01/21/2020	2,604,000	2,601,813
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1,
0.236%, 11/15/2019 (P)	1,288,000	1,283,574
Series 2015-A1, Class A,
1.390%, 01/15/2021	1,658,000	1,653,557

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2008-A2, Class A2,
1.337%, 01/23/2020 (P)	$509,000	$519,707
Series 2013-A6, Class A6,
1.320%, 09/07/2018	2,621,000	2,634,063
Series 2013-A7, Class A7,
0.615%, 09/10/2020 (P)	628,000	629,252
Series 2014-A6, Class A6,
2.150%, 07/15/2021	10,172,000	10,274,330
Discover Card Execution Note Trust
Series 2015-A1, Class A1,
0.536%, 08/17/2020 (P)	2,370,000	2,370,709
Series 2015-A2, Class A,
1.900%, 10/17/2022	2,258,000	2,239,753
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	1,299,698	1,299,316
Series 2013-D, Class A3,
0.670%, 04/15/2018	993,616	992,733
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	3,474,000	3,514,531
Series 2014-B, Class A3,
0.900%, 10/15/2018	1,738,000	1,737,637
Series 2015-A, Class A4,
1.640%, 06/15/2020	524,000	525,313
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	3,929,000	3,978,611
Series 2013-5, Class A2,
0.656%, 09/15/2018 (P)	1,756,000	1,758,799
Series 2014-1, Class A1,
1.200%, 02/15/2019	3,988,000	3,987,904
Series 2014-1, Class A2,
0.586%, 02/15/2019 (P)	773,000	773,026
Series 2014-2, Class A,
0.686%, 02/15/2021 (P)	2,511,000	2,509,684
Series 2015-1, Class A2,
0.586%, 01/15/2020 (P)	962,000	961,092
Series 2015-2, Class A2,
0.752%, 01/15/2022 (P)	4,715,000	4,708,767
Honda Auto Receivables Owner Trust
Series 2013-3, Class A3,
0.770%, 05/15/2017	1,027,627	1,027,873
Series 2013-4, Class A3,
0.690%, 09/18/2017	1,584,473	1,583,321
Series 2014-1, Class A3,
0.670%, 11/21/2017	3,167,000	3,161,869
Series 2014-4, Class A4,
1.460%, 10/15/2020	474,000	474,277
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.750%, 09/17/2018	700,000	699,222
Series 2013-B, Class A4,
1.010%, 02/15/2019	621,000	621,333
Series 2014-B, Class A3,
0.900%, 12/17/2018	1,383,000	1,381,966
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3
0.446%, 08/16/2021 (P)	2,385,000	2,377,187
Navient Private Education Loan Trust,
Series 2015-AA, Class A2A
2.650%, 12/15/2028 (S)	700,000	697,381
Navient Student Loan Trust
Series 2014-1, Class A2,
0.497%, 03/27/2023 (P)	1,040,000	1,038,215

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2014-8, Class A2,
0.627%, 04/25/2023 (P)	$945,000	$946,535
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.457%, 10/27/2036 (P)	2,366,978	2,341,351
Series 2004-4, Class A5,
0.437%, 01/25/2037 (P)	1,502,718	1,487,739
Series 2005-1, Class A5,
0.387%, 10/25/2033 (P)	3,612,000	3,500,144
Series 2005-2, Class A5,
0.381%, 03/23/2037 (P)	1,385,000	1,353,133
Series 2005-3, Class A5,
0.401%, 12/24/2035 (P)	1,501,000	1,474,785
Series 2005-4, Class A4,
0.461%, 03/22/2032 (P)	859,000	828,529
Series 2006-1, Class A4,
0.372%, 11/23/2022 (P)	544,685	544,664
Series 2006-2, Class A4,
0.357%, 10/26/2026 (P)	1,084,868	1,084,047
Series 2010-4, Class A,
0.987%, 04/25/2046 (P)(S)	646,703	654,770
SLC Student Loan Trust, Series 2007-2,
Class A2 0.674%, 05/15/2028 (P)	786,846	787,056
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,917,000	3,095,655
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	384,000	403,103
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,835,000	1,900,053
Series 2012-C, Class A1,
1.286%, 08/15/2023 (P)(S)	636,404	638,359
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	2,060,000	2,115,610
Series 2012-E, Class A2B,
1.936%, 06/15/2045 (P)(S)	605,000	621,458
Series 2013-A, Class A1,
0.786%, 08/15/2022 (P)(S)	384,975	385,325
Series 2013-B, Class A1,
0.836%, 07/15/2022 (P)(S)	1,875,925	1,878,712
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	435,000	431,249
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	1,310,000	1,348,375
Series 2014-A, Class A1,
0.786%, 07/15/2022 (P)(S)	711,467	712,465
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	2,296,000	2,331,248
SLM Student Loan Trust
Series 2004-10, Class A6A,
0.827%, 04/27/2026 (P)(S)	3,457,000	3,457,104
Series 2004-3, Class A5,
0.447%, 07/25/2023 (P)	2,093,077	2,083,042
Series 2004-9, Class A5,
0.427%, 01/27/2020 (P)	3,554,074	3,543,081
Series 2005-2, Class A5,
0.367%, 04/27/2020 (P)	3,995,607	3,980,839
Series 2005-5, Class A3,
0.377%, 04/25/2025 (P)	356,089	355,062
Series 2005-5, Class A4,
0.417%, 10/25/2028 (P)	3,917,000	3,819,341
Series 2005-6, Class A5B,
1.477%, 07/27/2026 (P)	1,001,713	1,011,408

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-6, Class A6,
0.417%, 10/27/2031 (P)	$2,281,000	$2,198,800
Series 2005-9, Class A5,
0.397%, 01/27/2025 (P)	667,779	666,267
Series 2006-3, Class A5,
0.377%, 01/25/2021 (P)	1,857,000	1,833,316
Series 2007-2, Class A4,
0.337%, 07/25/2022 (P)	3,133,000	3,027,108
Series 2007-2, Class B,
0.447%, 07/25/2025 (P)	1,485,000	1,327,482
Series 2007-3, Class A3,
0.317%, 04/25/2019 (P)	4,717,000	4,669,868
Series 2007-3, Class A4,
0.337%, 01/25/2022 (P)	3,076,000	2,967,310
Series 2007-5, Class A5,
0.357%, 01/25/2024 (P)	1,053,000	1,046,005
Series 2007-7, Class A4,
0.347%, 04/25/2022 (P)	43,065	43,059
Series 2008-5, Class A3,
1.577%, 01/25/2018 (P)	430,879	432,242
Series 2010-1, Class A,
0.587%, 03/25/2025 (P)	2,156,575	2,153,912
Series 2012-6, Class A3,
0.937%, 05/26/2026 (P)	1,997,000	2,021,994
Series 2012-6, Class B,
1.187%, 04/27/2043 (P)	1,228,000	1,160,601
Series 2013-1, Class B,
1.987%, 11/25/2043 (P)	336,000	337,457
Series 2013-2, Class B,
1.687%, 06/25/2043 (P)	1,009,000	996,349
Series 2013-3, Class B,
1.687%, 09/25/2043 (P)	993,000	972,929
Series 2013-5, Class A2,
0.587%, 10/26/2020 (P)	1,553,000	1,555,027
Series 2013-6, Class A2,
0.687%, 02/25/2021 (P)	864,000	864,658
Series 2014-1, Class A2,
0.567%, 07/26/2021 (P)	1,642,000	1,638,064
Series 2014-2, Class A3,
0.777%, 03/26/2029 (P)	1,433,000	1,439,916
SMB Private Education Loan Trust
Series 2015-A, Class A1,
0.780%, 07/17/2023 (P)(S)	2,626,682	2,629,253
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	3,944,000	3,885,128
Series 2015-A, Class A2B,
1.180%, 06/15/2027 (P)(S)	2,549,000	2,557,124
Trade MAPS 1, Ltd., Series 2013-1A, Class A
0.885%, 12/10/2018 (P)(S)	3,203,000	3,202,849
World Financial Network Credit
Card Master Trust
Series 2013-B, Class A, 0.910%, 03/16/2020	904,000	904,242
Series 2014-B, Class A, 0.610%, 07/15/2019	1,115,000	1,115,029
TOTAL ASSET BACKED SECURITIES (Cost $222,515,032)		$222,617,592

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	41,202	$412,230
TOTAL SECURITIES LENDING
COLLATERAL (Cost $412,229)		$412,230

SHORT-TERM INVESTMENTS - 2.7%
Money market funds - 2.7%
State Street Institutional Liquid Reserves
Fund, 0.1092% (Y)	38,830,339	38,830,339
TOTAL SHORT-TERM INVESTMENTS (Cost $38,830,339)		$38,830,339
Total Investments (Core Bond Trust)
(Cost $1,631,066,012) - 110.8%		$1,620,991,081
Other assets and liabilities, net - (10.8%)		(158,088,335)
TOTAL NET ASSETS - 100.0%		$1,462,902,746

Global Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 19.3%
U.S. Government - 14.3%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	$7,718,559	$7,523,125
0.250%, 01/15/2025	15,682,102	15,337,759
1.375%, 01/15/2020	547,025	583,907
1.750%, 01/15/2028	3,839,586	4,333,034
2.375%, 01/15/2025 to 01/15/2027	5,893,360	6,950,370
2.500%, 01/15/2029	8,154,282	10,008,745
U.S. Treasury Bonds
2.500%, 02/15/2045	900,000	788,344
2.750%, 08/15/2042	900,000	834,398
3.000%, 05/15/2042	700,000	682,664
3.125%, 11/15/2041 to 08/15/2044	3,600,000	3,592,437
3.375%, 05/15/2044	500,000	522,696
3.625%, 08/15/2043 to 02/15/2044	15,400,000	16,858,731
3.750%, 11/15/2043	2,200,000	2,462,968
4.250%, 05/15/2039	1,500,000	1,802,930
4.375%, 11/15/2039 to 05/15/2040	3,250,000	3,983,672
4.625%, 02/15/2040	500,000	635,039
6.125%, 11/15/2027	1,950,000	2,699,379
U.S. Treasury Notes
2.000%, 02/15/2025	2,000,000	1,940,312
2.125%, 05/15/2025	7,600,000	7,449,778
2.250%, 11/15/2024 (D)	4,800,000	4,762,502
2.500%, 08/15/2023 (D)	1,800,000	1,836,704
2.500%, 05/15/2024	2,200,000	2,234,718
		97,824,212
U.S. Government Agency - 5.0%
Federal Home Loan Mortgage Corp.
2.476%, 03/01/2035 (P)	49,694	52,935
Federal National Mortgage Association
2.004%, 12/01/2034 (P)	145,024	151,989
2.407%, 05/01/2035 (P)	73,446	77,914
2.491%, 11/01/2034 (P)	834,595	894,989
3.000%, TBA (C)	1,000,000	991,484
4.000%, TBA (C)	3,000,000	3,174,375
4.500%, TBA (C)	26,500,000	28,624,338
4.500%, 03/01/2028	55,445	59,957

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
1.625%, 11/20/2023 to 06/20/2030 (P)		$62,584	$63,984
1.750%, 02/20/2024 to 01/20/2030 (P)		34,635	35,578
2.000%, 04/20/2030 to 05/20/2030 (P)		10,520	10,986
			34,138,529
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $134,393,932)			$131,962,741

FOREIGN GOVERNMENT
OBLIGATIONS - 46.3%
Australia - 0.8%
New South Wales Treasury Corp.
3.370%, 11/20/2025	AUD	1,500,000	1,666,815
3.750%, 11/20/2020		100,000	104,752
4.000%, 05/20/2026		1,500,000	1,215,163
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		2,800,000	2,292,895
			5,279,625
Brazil - 4.6%
Federative Republic of Brazil
10.000%, 01/01/2021 to 01/01/2025	BRL	48,100,000	13,723,476
13.021%, 01/01/2018 (Z)		19,400,000	4,569,860
14.301%, 10/01/2015 (Z)		43,700,000	13,578,470
			31,871,806
Canada - 2.2%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	582,831
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,299,483
3.450%, 06/02/2045	CAD	1,100,000	923,815
3.500%, 06/02/2024		5,100,000	4,462,643
Province of Quebec
2.750%, 08/25/2021		$4,000,000	4,088,640
3.000%, 09/01/2023	CAD	1,700,000	1,440,985
4.250%, 12/01/2021		2,200,000	2,024,476
			14,822,873
France - 7.5%
Caisse d’Amortissement de la Dette
Sociale
3.375%, 03/20/2024 (S)		$1,300,000	1,370,582
Government of France
1.000%, 05/25/2018	EUR	24,700,000	28,368,726
1.750%, 05/25/2023		700,000	834,273
3.000%, 04/25/2022		2,500,000	3,225,282
3.250%, 05/25/2045		1,900,000	2,605,840
4.000%, 10/25/2038		3,300,000	5,024,783
4.500%, 04/25/2041		6,100,000	10,083,115
			51,512,601
Germany - 1.0%
Federal Republic of Germany
0.100%, 04/15/2023		1,037,570	1,233,021
0.750%, 04/15/2018		1,810,415	2,101,294
4.250%, 07/04/2039		2,000,000	3,453,313
			6,787,628
Greece - 0.3%
Athens Urban Transportation Organisation
4.851%, 09/19/2016		800,000	472,696

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Greece (continued)
Republic of Greece
3.800%, 08/08/2017	JPY	410,000,000	$1,842,563
			2,315,259
Italy - 8.3%
Republic of Italy
3.250%, 09/01/2046 (S)	EUR	1,000,000	1,115,106
4.000%, 02/01/2037		1,800,000	2,249,792
4.500%, 05/01/2023 to 03/01/2024		4,800,000	6,320,582
4.750%, 08/01/2023 (C) (S)		14,600,000	19,515,953
4.750%, 09/01/2044 (S)		3,600,000	5,052,920
5.000%, 03/01/2025 (S)		10,000,000	13,665,425
5.000%, 09/01/2040		3,400,000	4,865,691
5.500%, 09/01/2022		2,200,000	3,040,368
6.000%, 08/04/2028	GBP	600,000	1,121,005
			56,946,842
Japan - 6.2%
Government of Japan
1.400%, 09/20/2034	JPY	190,000,000	1,617,859
1.500%, 12/20/2044		100,000,000	826,188
1.600%, 03/20/2033		1,610,000,000	14,341,412
1.700%, 09/20/2032 to 09/20/2044		2,860,000,000	25,878,979
			42,664,438
Mexico - 1.0%
Government of Mexico
7.750%, 05/29/2031 to 11/23/2034	MXN	14,130,000	1,000,523
8.000%, 12/07/2023		80,000,000	5,751,648
			6,752,171
New Zealand - 1.1%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,575,292
6.000%, 12/15/2017		600,000	436,644
Dominion of New Zealand, Inflation
Linked Bond
2.000%, 09/20/2025		3,800,000	2,635,329
			7,647,265
Norway - 0.1%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	3,800,000	548,865
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	26,526
Slovenia - 3.1%
Republic of Slovenia
2.250%, 03/25/2022	EUR	1,000,000	1,141,526
4.125%, 02/18/2019 (S)		$1,600,000	1,664,000
4.125%, 02/18/2019		2,550,000	2,652,000
4.700%, 11/01/2016 (S)	EUR	2,600,000	3,064,177
4.750%, 05/10/2018		$7,700,000	8,181,897
5.250%, 02/18/2024 (S)		4,100,000	4,469,000
			21,172,600
Spain - 5.1%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	1,600,000	1,844,937
4.900%, 09/15/2021		50,000	60,901
4.950%, 02/11/2020		200,000	244,366
Kingdom of Spain
2.150%, 10/31/2025 (S)		2,050,000	2,242,482
3.800%, 04/30/2024 (S)		11,200,000	14,085,562

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain (continued)
4.400%, 10/31/2023 (S)	EUR	6,900,000	$9,038,797
4.700%, 07/30/2041 (S)		1,500,000	2,083,487
5.150%, 10/31/2044 (S)		2,400,000	3,573,129
Xunta de Galicia
6.131%, 04/03/2018		1,300,000	1,652,252
			34,825,913
United Kingdom - 5.0%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,700,000	2,733,629
2.750%, 09/07/2024		1,900,000	3,160,586
3.250%, 01/22/2044		8,700,000	15,077,707
3.500%, 01/22/2045		1,700,000	3,090,104
4.250%, 06/07/2032		800,000	1,556,522
4.250%, 12/07/2040 (C)		2,300,000	4,644,696
4.500%, 09/07/2034		1,300,000	2,629,683
4.750%, 12/07/2038		600,000	1,285,421
			34,178,348
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $349,314,850)			$317,352,760

CORPORATE BONDS - 22.4%
Australia - 1.8%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,816,809
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		2,300,000	2,309,430
			12,126,239
Belgium - 0.3%
KBC Bank NV
8.000%, 01/25/2023 (P)		1,600,000	1,748,000
Brazil - 0.9%
Petrobras Global Finance BV
3.163%, 03/17/2020 (P)		900,000	857,250
3.250%, 03/17/2017		5,100,000	5,017,584
			5,874,834
Denmark - 4.6%
Nykredit Realkredit A/S
1.000%, 07/01/2016 (C)	DKK	91,900,000	13,863,786
2.000%, 10/01/2015 to 04/01/2016		57,000,000	8,645,623
6.000%, 10/01/2029		61,744	10,911
Nykredit Realkredit A/S (4.000% to 06/03/2021, then 5 Year Euro Swap Rate + 2.850%) 06/03/2036	EUR	1,650,000	1,801,520
Realkredit Danmark A/S
0.860%, 01/01/2038 (P)	DKK	297,918	46,656
1.000%, 04/01/2016		31,200,000	4,706,645
2.000%, 01/01/2016		16,700,000	2,521,907
			31,597,048
France - 1.6%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		$5,800,000	5,831,552
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		5,100,000	5,120,813
			10,952,365

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Germany - 1.7%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,200,000	$2,876,235
KFW
6.250%, 05/19/2021	AUD	9,900,000	8,889,271
			11,765,506
Greece - 0.1%
Hellenic Railways Organization SA
5.014%, 12/27/2017	EUR	100,000	57,972
National Bank of Greece SA
3.875%, 10/07/2016		800,000	707,303
			765,275
Ireland - 0.8%
Depfa ACS Bank
3.875%, 11/14/2016		1,400,000	1,638,013
4.875%, 05/21/2019 (C)		1,000,000	1,304,916
5.125%, 03/16/2037		$1,700,000	2,007,357
5.125%, 03/16/2037 (S)		600,000	708,479
			5,658,765
Italy - 1.0%
Banca Carige SpA
3.750%, 11/25/2016	EUR	1,400,000	1,628,553
3.875%, 10/24/2018		2,800,000	3,422,730
Banco Popolare SC
3.500%, 03/14/2019		300,000	343,579
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		$1,800,000	1,804,460
			7,199,322
Ivory Coast - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,501,231
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$900,000	897,552
Jersey, Channel Islands - 0.4%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,785,884
Netherlands - 0.9%
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,505,824
Rabobank Nederland NV
6.875%, 03/19/2020	EUR	1,900,000	2,492,814
			5,998,638
Portugal - 0.4%
Novo Banco SA
4.000%, 01/21/2019		1,400,000	1,553,079
4.750%, 01/15/2018		600,000	678,472
5.000%, 05/23/2019		300,000	339,039
			2,570,590
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	2,109,000
			2,109,000
Sweden - 0.5%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	1,904,909

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Sweden (continued)
Swedbank AB
2.200%, 03/04/2020 (S)		$1,200,000	$1,190,957
			3,095,866
Switzerland - 1.3%
EUROFIMA
6.250%, 12/28/2018	AUD	3,000,000	2,578,021
UBS AG
4.750%, 05/22/2023 (P)		$1,200,000	1,209,557
5.125%, 05/15/2024		2,200,000	2,174,808
UBS AG (7.250% to 02/22/2017, then 5 Year U.S. Swap Rate + 6.061%) 02/22/2022		3,100,000	3,262,387
			9,224,773
United Kingdom - 1.3%
Barclays PLC (6.500% to 09/15/2019, then 5 year Euro Swap Rate + 5.875%) 09/15/2019 (Q)	EUR	600,000	666,502
European Bank for Reconstruction & Development 0.500%, 12/21/2023	AUD	200,000	114,073
Imperial Tobacco Finance PLC
7.750%, 06/24/2019	GBP	1,400,000	2,620,434
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017, then 3 month LIBOR + 2.670%) 10/05/2017 (Q) (S)		$1,600,000	1,880,000
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	158,264
6.125%, 02/24/2022		1,450,000	2,465,688
The Royal Bank of Scotland PLC 9.500%, 03/16/2022 (P)		$1,200,000	1,323,767
			9,228,728
United States - 4.0%
Ally Financial, Inc.
3.600%, 05/21/2018		1,300,000	1,300,975
Altria Group, Inc.
9.250%, 08/06/2019		443,000	556,289
Bank of America Corp.
2.600%, 01/15/2019		500,000	505,113
Citigroup, Inc.
0.967%, 04/27/2018 (P)		1,200,000	1,196,340
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,263,503
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		300,000	312,750
7.250%, 12/15/2021 (S)		200,000	207,000
Opusalpha Funding, Ltd.
0.054%, 09/23/2015	EUR	6,300,000	7,021,593
Red Oak Power LLC
8.540%, 11/30/2019		$643,379	685,198
Sprint Communications, Inc.
8.375%, 08/15/2017		5,637,000	6,102,053
9.125%, 03/01/2017		100,000	108,250
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,354,804
Tesoro Logistics LP
6.125%, 10/15/2021		2,200,000	2,293,500

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		$1,560,000	$1,665,036
			27,572,404
TOTAL CORPORATE BONDS (Cost $158,663,396)			$153,672,020

TERM LOANS (M) - 0.1%
United Kingdom - 0.1%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/30/2023		403,993	399,637
TOTAL TERM LOANS (Cost $403,243)			$399,637

MUNICIPAL BONDS - 0.2%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		295,000	293,522
New Jersey State Turnpike Authority
7.102%, 01/01/2041		200,000	268,650
State of California 7.550%, 04/01/2039		400,000	578,372
TOTAL MUNICIPAL BONDS (Cost $1,210,852)			$1,140,544

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.5%
Australia - 0.1%
Puma Finance PTY, Ltd., Series 2006-G5,
Class A1
0.421%, 02/21/2038 (P) (S)		182,658	181,985
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
3.435%, 11/07/2040 (P)	AUD	483,490	373,646
Torrens Trust, Series 2007-1, Class A
2.460%, 10/19/2038 (P)		553,371	425,064
			980,695
Italy - 0.9%
Berica ABS SRL, Series 2011-1, Class A1
0.321%, 12/31/2055 (P)	EUR	885,846	981,028
Casa D’este Finance SRL, Series 1,
Class 1A2
0.336%, 09/15/2021 (P)		938,264	1,029,431
Creso S.R.L, Series 2, Class A
0.685%, 12/30/2060 (P)		3,628,614	4,032,567
			6,043,026
United Kingdom - 3.1%
Alba PLC, Series 2006-2, Class A3A
0.741%, 12/15/2038 (P)	GBP	256,950	375,928
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.567%, 02/15/2041 (P)		1,074,024	1,682,762
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.266%, 02/20/2044 (P)		1,657,848	2,646,066
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.669%, 10/18/2054 (P) (S)		3,100,000	4,888,731
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.702%, 03/18/2039 (P)		1,377,340	2,046,723
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.221%, 12/15/2049 (P)		6,141,057	9,280,798
			20,921,008

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States - 8.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.758%, 09/25/2035 (P)	$130,684	$114,685
Alternative Loan Trust
Series 2006-OA9, Class 2A1B,
0.387%, 07/20/2046 (C) (P)	448,481	332,456
Series 2007-OA3, Class 1A1,
0.327%, 04/25/2047 (P)	3,785,351	3,153,690
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.069%, 10/25/2034 (P)	40,737	40,724
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1
6.500%, 04/25/2036	2,686,789	2,290,517
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.477%, 05/20/2035 (C) (P)	333,185	229,329
Series 2006-J, Class 4A1,
2.933%, 01/20/2047 (C) (P)	138,495	116,855
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.732%, 03/25/2035 (P)	772,969	712,585
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.585%, 08/25/2033 (P)	74,831	75,383
Series 2003-7, Class 6A,
2.454%, 10/25/2033 (P)	93,460	94,074
Series 2003-9, Class 2A1,
2.834%, 02/25/2034 (P)	16,296	15,920
Series 2004-2, Class 22A,
2.648%, 05/25/2034 (P)	211,133	203,297
Series 2004-2, Class 23A,
2.459%, 05/25/2034 (P)	75,463	69,661
Series 2004-9, Class 22A1,
3.034%, 11/25/2034 (P)	72,796	73,287
Series 2005-12, Class 23A1,
2.993%, 02/25/2036 (P)	868,664	722,704
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)	1,037,629	1,046,594
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)	860,481	862,006
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.635%, 09/25/2035 (P)	1,100,516	937,216
Series 2005-9, Class 24A1,
2.689%, 11/25/2035 (P)	788,070	586,245
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.969%, 01/26/2036 (P)	1,898,343	1,573,107
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	344,733	345,476
Series 2005-6, Class A2,
2.410%, 09/25/2035 (P)	387,786	387,411
Series 2005-7, Class 1A2,
2.279%, 09/25/2035 (P)	1,985,715	1,704,979

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035 (C)	$156,855	$144,430
Series 2005-56, Class 2A2,
2.198%, 11/25/2035 (P)	107,321	89,605
Series 2005-56, Class 2A3,
1.658%, 11/25/2035 (P)	128,698	104,259
Series 2007-11T1, Class A12,
0.537%, 05/25/2037 (C) (P)	371,966	224,724
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037 (C)	168,585	143,848
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.680%, 08/25/2034 (P)	63,633	55,482
Series 2004-22, Class A3,
2.429%, 11/25/2034 (P)	214,380	202,459
Series 2004-HYB5, Class 2A1,
2.349%, 04/20/2035 (P)	56,838	56,766
Series 2004-25, Class 1A1,
0.517%, 02/25/2035 (P)	42,075	38,645
Series 2004-25, Class 2A1,
0.527%, 02/25/2035 (P)	63,400	57,096
Series 2005-2, Class 2A1,
0.507%, 03/25/2035 (P)	89,372	85,369
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.288%, 07/25/2033 (P)	16,403	16,249
Series 2003-AR20, Class 2A1,
2.559%, 08/25/2033 (P)	203,472	204,864
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	17,754	18,184
DBRR Trust, Series 2013-EZ2, Class A
0.853%, 02/25/2045 (P) (S)	103,984	103,938
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.498%, 10/19/2036 (P)	1,446,950	657,640
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.346%, 10/25/2044 (P)	1,272,917	1,291,842
Federal National Mortgage Association
Series 2002-W8, Class F,
0.587%, 09/25/2032 (P)	2,123	2,121
Series 2004-W2, Class 5AF,
0.537%, 03/25/2044 (P)	48,031	47,905
Series 2011-53, Class FT,
0.767%, 06/25/2041 (P)	3,003,906	3,041,602
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.677%, 08/25/2035 (P)	117,206	105,860
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.536%, 11/15/2031 (P)	57,140	54,394
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.955%, 06/25/2034 (P)	21,318	20,585
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,428,795	2,782,843

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.367%, 01/25/2037 (P)	$267,413	$203,711
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.782%, 10/25/2033 (P)	16,810	16,557
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.507%, 11/10/2045	4,341,379	474,044
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)	66,678	65,464
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.527%, 05/19/2033 (P)	157,206	155,909
Series 2005-4, Class 3A1,
2.670%, 07/19/2035 (P)	52,111	46,486
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.532%, 12/25/2034 (P)	74,824	68,185
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	3,262	2,447
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)	90,833	89,528
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	472,672	446,901
Series 2007-A1, Class 5A6,
2.555%, 07/25/2035 (P)	366,265	352,259
Series 2007-A1, Class 5A5,
2.555%, 07/25/2035 (P)	402,892	409,131
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.427%, 05/25/2037 (P)	319,584	211,889
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.182%, 02/25/2033 (P)	132,134	126,161
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)	553,502	535,584
Series 2005-3, Class 4A,
0.437%, 11/25/2035 (P)	663,212	618,794
Series 2005-A10, Class A,
0.397%, 02/25/2036 (P)	3,666,514	3,352,671
Series 2005-A8, Class A3A2,
0.437%, 08/25/2036 (P)	62,536	60,169
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-8, Class A3,
6.076%, 08/12/2049 (P)	3,200,000	3,434,608
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,182,806	2,250,698
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.626%, 12/15/2030 (P)	32,854	31,322
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.635%, 10/07/2020 (P)	2,288,669	2,300,300
Series 2010-R2, Class 1A,
0.555%, 11/06/2017 (P)	5,291,775	5,301,797

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Residential Accredit Loans, Inc.
Series 2006-QA2, Class 2A1,
3.516%, 02/25/2036 (P)	$644,192	$478,844
Series 2006-QO6, Class A1,
0.367%, 06/25/2046 (P)	1,868,130	819,007
Series 2007-QH4, Class A2,
0.417%, 05/25/2037 (C) (P)	300,858	80,073
Series 2007-QO2, Class A1,
0.337%, 02/25/2047 (P)	537,222	309,548
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.587%, 01/25/2046 (P)	522,623	266,964
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
2.995%, 09/25/2035 (P)	155,505	123,615
Sequoia Mortgage Trust
Series 5, Class A,
0.888%, 10/19/2026 (P)	24,305	23,734
Series 2003-4, Class 2A1,
0.537%, 07/20/2033 (P)	129,936	121,986
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class D
5.990%, 07/22/2030 (P) (S)	1,100,000	1,100,332
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.637%, 02/25/2034 (P)	128,228	128,190
Series 2004-12, Class 7A1,
2.702%, 09/25/2034 (P)	272,978	272,104
Series 2004-4, Class 3A2,
2.480%, 04/25/2034 (P)	263,297	263,150
Series 2005-18, Class 6A1,
2.479%, 09/25/2035 (P)	337,574	299,307
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.397%, 05/25/2046 (P)	574,521	450,007
Series 2004-AR3, Class 1A2,
0.768%, 07/19/2034 (P)	71,819	71,207
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
2.035%, 10/25/2043 (P)	677,305	661,644
Series 2007-2, Class A1,
1.437%, 06/25/2037 (P)	819,507	713,296
Series 2007-2, Class A2A,
2.019%, 06/25/2037 (P)	681,153	647,653
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	1,149,768	1,141,054
Series 2007-3, Class 2A1,
1.437%, 06/25/2047 (P)	220,547	195,854
Series 2007-3, Class 3A1,
1.434%, 06/25/2047 (P)	404,549	360,160
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	405,470	391,956
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	166,917	173,211

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.358%, 11/25/2042 (P)		$273,977	$255,602
Series 2002-AR2, Class A,
1.930%, 02/27/2034 (P)		48,403	47,159
Series 2003-AR5, Class A7,
2.559%, 06/25/2033 (P)		76,280	77,391
Series 2005-AR2, Class 2A1A,
0.497%, 01/25/2045 (P)		47,931	44,993
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.098%, 07/25/2046 (C) (P)		320,703	198,104
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.618%, 06/25/2035 (P)		1,294,022	1,281,337
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.622%, 03/15/2045 (S)		12,526,332	834,817
			57,625,825
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $87,307,601)			$85,570,554

ASSET BACKED SECURITIES - 2.2%
Access Group, Inc., Series 2008-1,
Class A
1.577%, 10/27/2025 (P)		1,011,415	1,011,906
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-A, Class M1
0.867%, 09/25/2035 (C)		2,082,592	1,659,830
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.767%, 07/25/2032 (P)		6,344	5,864
Amresco Residential Securities,
Series 1999-1, Class A
1.127%, 06/25/2029 (P)		27,650	25,540
CIFC Funding, Ltd., Series 2007-1A,
Class A1l
0.539%, 05/10/2021 (P) (S)		950,060	935,981
Countrywide Asset-Backed Certificates,
Series 2006.22, Class 1A
0.327%, 05/25/2047 (P)		2,207,335	1,740,495
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.184%, 12/20/2027 (P)		14,727	14,072
Franklin CLO, Ltd., Series 5A, Class A2
0.546%, 06/15/2018 (P) (S)		158,107	157,375
Halcyon Structured Asset Management
European CLO, Series 2006-II,
Class BV
0.381%, 01/25/2023 (P)	EUR	578,456	643,118
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.224%, 05/01/2023 (P)		1,063,227	1,164,594
Home Equity Asset Trust, Series 2002-1,
Class A4
0.785%, 11/25/2032 (P)		$1,283	1,082
Magi Funding PLC, Series 2010-1A,
Class A
0.331%, 04/11/2021 (P) (S)	EUR	61,005	67,926

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)

Mercator CLO II PLC, Series X, Class A1
0.226%, 02/18/2024 (P)	EUR	393,750	$435,131
Panther CDO V BV, Series 2015-A,
Class A1
0.364%, 10/15/2084 (P) (S)		514,628	551,293
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)		541,839	597,727
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.535%, 04/15/2020 (P) (S)		$348,997	348,558
RAMP Series 2006-NC2 Trust
0.547%, 02/25/2036 (P)		2,400,000	1,655,554
Renaissance Home Equity Loan Trust,
Series 2002-3, Class M2
2.737%, 12/25/2032 (P)		532,533	500,511
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.745%, 06/25/2032 (P)		11,508	10,783
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.687%, 07/25/2032 (P)		26,259	22,774
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.237%, 12/25/2036 (P)		56,390	30,880
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		18,245	19,708
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2
0.317%, 07/25/2036 (P)		2,348,521	1,688,117
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2006-2,
Class M1
0.417%, 01/25/2037 (P)		2,700,000	1,886,636
TOTAL ASSET BACKED SECURITIES (Cost $15,627,274)			$15,175,455

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		5,054	52,562
TOTAL COMMON STOCKS (Cost $15,920)			$52,562

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 1.976%		9,800	$235,592
TOTAL PREFERRED SECURITIES (Cost $110,250)			$235,592

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)		4,100,000	435,625
5.625%, 01/24/2049 (I)		4,500,000	511,875
6.875%, 05/02/2018 (I)		2,100,000	241,500
TOTAL ESCROW SHARES (Cost $0)			$1,189,000

PURCHASED OPTIONS - 0.1%
Put options - 0.1%
Exchange Traded Option on 10 year
U.S. Treasury Note Futures (Expiration
Date: 08/21/2015; Strike
Price: $127.00) (I)		68,000	1,063

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Exchange Traded Option on Euro BOBL
(Expiration Date: 07/24/2015; Strike
Price: $124.50) (I)	12,200,000	$680
Exchange Traded Option on Euro BUND
(Expiration Date: 07/24/2015; Strike
Price: $138.00) (I)	11,600,000	1,293
Exchange Traded Option on Euro BUND
(Expiration Date: 08/21/2015; Strike
Price: $131.00) (I)	19,300,000	2,152
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.450% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)	7,000,000	49,570
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.450% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)	3,600,000	25,493
Over the Counter Option on the EUR vs.
JPY (Expiration Date: 07/21/2015;
Strike Price: $144.93; Counterparty:
Barclays Capital) (I)	400,000	43,589
Over the Counter Option on the EUR vs.
JPY (Expiration Date: 07/21/2015;
Strike Price: 144.93; Counterparty:
Morgan Stanley Bank) (I)	400,000	43,589
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/21/2015;
Strike Rate: 1.126%; Counterparty:
Bank of America NA) (I)	298,000	5,503
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/21/2015;
Strike Rate: 1.126%; Counterparty:
HSBC Bank USA) (I)	249,000	4,598
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/21/2015;
Strike Rate: 1.171%; Counterparty:
Bank of America NA) (I)	338,000	19,854
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/21/2015;
Strike Rate: 1.171%; Counterparty:
Citibank NA) (I)	290,000	17,034
		214,418
Call options - 0.0%
Exchange Traded Option on Euro BUND
(Expiration Date: 08/21/2015; Strike
Price: $154.50) (I)	6,400,000	62,075
Over the Counter Option on the USD vs.
BRL (Expiration Date: 07/27/2015;
Strike Rate: 3.230%; Counterparty:
Credit Suisse NA) (I)	2,000,000	14,424
Over the Counter Option on the USD vs.
BRL (Expiration Date: 07/27/2015;
Strike Rate: 3.230%; Counterparty:
Deutsche Bank AG) (I)	1,800,000	12,982
Over the Counter Option on the USD vs.
BRL (Expiration Date: 07/29/2015;
Strike Rate: 3.280%; Counterparty:
Bank of America NA) (I)	1,800,000	9,061

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on the USD vs.
BRL (Expiration Date: 07/29/2015;
Strike Rate: 3.280%; Counterparty:
Credit Suisse NA) (I)		1,800,000	$9,061
Over the Counter Option on the USD vs.
JPY (Expiration Date: 07/20/2015;
Strike Price: $127.00; Counterparty:
BNP Paribas SA) (I)		4,200,000	1,835
Over the Counter Option on the USD vs.
JPY (Expiration Date: 07/20/2015;
Strike Price: $127.00; Counterparty:
BNP Paribas SA) (I)		10,300,000	4,501
Over the Counter Option on the USD vs.
JPY (Expiration Date: 08/24/2015;
Strike Price: $123.00; Counterparty:
Deutsche Bank AG) (I)		3,500,000	37,471
			151,410
TOTAL PURCHASED OPTIONS (Cost $1,256,351)			$365,828

SHORT-TERM INVESTMENTS - 4.9%
Certificate of deposit - 1.7%
Credit Suisse 0.553%, 08/24/2015 *		$6,600,000	$6,599,782
Intesa Sanpaolo SpA 1.656%,
04/11/2016 *		4,700,000	4,711,116
			11,310,898
Foreign government - 1.2%
Japan Treasury Discount Bill 0.005%,
07/06/2015 *	JPY	1,000,000,000	8,170,934
			8,170,934
U.S. Government - 0.3%
U.S. Treasury Bills
0.008%, 08/06/2015 (D) *		$932,000	932,002
0.010%, 09/10/2015 (D) *		271,000	271,000
0.018%, 08/13/2015 (D) *		304,000	304,001
0.020%, 07/23/2015 (D) *		48,000	48,000
0.025%, 10/08/2015 (D) *		300,000	299,981
0.028%, 09/24/2015 (D) *		264,000	263,998
			2,118,982
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Notes
0.040%, 07/10/2015 *		500,000	499,995
0.060%, 08/12/2015 *		1,900,000	1,899,867
0.064%, 08/26/2015 *		3,700,000	3,699,632
0.070%, 08/14/2015 *		3,200,000	3,199,843
0.070%, 08/19/2015 *		1,800,000	1,799,903
0.085%, 09/16/2015 *		500,000	499,935
			11,599,175

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at
0.000% to be repurchased at $245,000
on 07/01/2015, collateralized by
$250,000 U.S. Treasury Notes, 1.500%
due 02/28/2019 (valued at $253,050,
including interest)	$245,000	$245,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,222,142)		$33,444,989
Total Investments (Global Bond Trust)
(Cost $781,525,811) - 108.2%		$740,561,682
Other assets and liabilities, net - (8.2%)		(55,841,959)
TOTAL NET ASSETS - 100.0%		$684,719,723

SALE COMMITMENTS OUTSTANDING - (18.4)%
U.S. Government Agency - (18.4)%
Federal National Mortgage Association
3.500%, TBA (C)	(10,100,000)	(10,391,164)
3.500%, TBA (C)	(5,000,000)	(5,130,860)
4.000%, TBA (C)	(26,000,000)	(27,450,311)
4.000%, TBA (C)	(10,000,000)	(10,581,250)
4.500%, TBA (C)	(22,000,000)	(23,770,314)
4.500%, TBA (C)	(45,000,000)	(48,540,236)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(126,081,172))		$(125,864,135)

High Yield Trust

		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.3%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,759,000	$537,531
Mexico - 0.1%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	392,577
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,310,257)			$930,108

CORPORATE BONDS - 88.1%
Consumer discretionary - 17.1%
Altice Financing SA
6.625%, 02/15/2023 (S)		$1,730,000	1,717,544
Altice Finco SA
7.625%, 02/15/2025 (S)		410,000	393,600
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		330,000	345,675
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		853,099	786,788
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021		1,490,000	1,247,861
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		330,000	333,300
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022 (S)		590,000	619,500

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CEC Entertainment, Inc.
8.000%, 02/15/2022	$470,000	$466,475
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022	230,000	235,463
7.625%, 03/15/2020	190,000	196,175
CST Brands, Inc.
5.000%, 05/01/2023	512,000	509,440
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)	540,000	558,900
CVR Refining LLC
6.500%, 11/01/2022	420,000	420,000
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024	2,830,000	2,745,694
6.750%, 06/01/2021	230,000	239,775
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	1,270,000	1,327,150
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	510,000	493,425
Dufry Finance SCA
5.500%, 10/15/2020 (S)	400,000	411,802
Empire Today LLC
11.375%, 02/01/2017 (S)	370,000	292,300
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	770,000	748,825
Fiat Chrysler Automobiles NV
4.500%, 04/15/2020 (S)	200,000	199,000
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (H)(S)	3,620,000	18,100
GameStop Corp.
5.500%, 10/01/2019 (S)	530,000	545,238
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	850,000	858,500
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	550,000	577,500
Guitar Center, Inc.
9.625%, 04/15/2020 (L)(S)	2,060,000	1,709,800
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	200,000	207,740
iHeartCommunications, Inc.
10.000%, 01/15/2018 (L)	830,000	668,150
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)	680,000	705,500
Landry’s, Inc.
9.375%, 05/01/2020 (S)	896,000	960,960
Levi Strauss & Company
5.000%, 05/01/2025 (S)	410,000	396,675
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	1,760,000	1,672,000
Medianews Group, Inc.
12.000%, 12/31/2018	464,000	431,519
MGM Resorts International
6.625%, 12/15/2021	450,000	470,250
Modular Space Corp.
10.250%, 01/31/2019 (S)	900,000	778,500
Monitronics International, Inc.
9.125%, 04/01/2020	1,020,000	984,300
Murphy Oil USA, Inc.
6.000%, 08/15/2023	260,000	271,700
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)	1,310,000	1,341,113
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)	370,000	397,288

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Netflix, Inc.
5.500%, 02/15/2022 (S)		$330,000	$340,725
5.875%, 02/15/2025 (S)		1,080,000	1,117,919
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,107,447	1,812,404
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		973,000	958,405
6.000%, 04/01/2022 (S)		1,020,000	1,048,050
Numericable Group SA
6.000%, 05/15/2022 (S)		930,000	916,631
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,200,000	1,386,115
6.875%, 08/15/2018 (S)		$200,000	207,000
Service Corp. International
7.500%, 04/01/2027		480,000	552,000
Shea Homes LP
5.875%, 04/01/2023 (S)		460,000	465,750
6.125%, 04/01/2025 (S)		980,000	987,350
Speedway Motorsports, Inc.
5.125%, 02/01/2023		610,000	600,850
Standard Pacific Corp.
5.875%, 11/15/2024		310,000	319,300
6.250%, 12/15/2021		440,000	466,400
StoneMor Partners LP
7.875%, 06/01/2021		530,000	551,200
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (S)		840,000	829,500
The William Carter Company
5.250%, 08/15/2021		550,000	563,750
Time Warner Cable, Inc.
7.300%, 07/01/2038		440,000	494,390
Toll Brothers Finance Corp.
6.750%, 11/01/2019		320,000	355,200
Tribune Media Company
5.875%, 07/15/2022 (S)		410,000	413,075
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		820,000	813,850
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,680,000	1,705,200
6.375%, 04/15/2023 (S)		200,000	206,750
William Lyon Homes, Inc.
5.750%, 04/15/2019		580,000	584,710
7.000%, 08/15/2022		710,000	734,850
8.500%, 11/15/2020		760,000	820,800
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		1,230,000	1,162,350
ZF North America Capital, Inc.
4.000%, 04/29/2020 (S)		360,000	359,550
			48,057,599
Consumer staples - 5.4%
Alliance One International, Inc.
9.875%, 07/15/2021		1,060,000	927,500
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,210,000	1,203,950
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		790,000	774,200
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		1,070,000	1,112,800
Constellation Brands, Inc.
4.250%, 05/01/2023		570,000	561,450
4.750%, 11/15/2024		940,000	942,350

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	$370,000	$373,700
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	1,100,000	1,287,000
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)	180,000	171,900
HJ Heinz Finance Company
7.125%, 08/01/2039 (S)	440,000	546,700
Kraft Heinz Foods Company
4.250%, 10/15/2020	110,000	112,338
4.875%, 02/15/2025 (S)	680,000	740,350
Pactiv LLC
7.950%, 12/15/2025	530,000	524,700
8.375%, 04/15/2027	1,430,000	1,415,700
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	980,000	989,800
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	570,000	584,250
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,560,000	1,435,200
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	1,040,000	1,055,600
6.125%, 12/15/2024 (S)	490,000	508,375
		15,267,863
Energy - 15.3%
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (S)	650,000	637,000
Antero Resources Corp.
5.125%, 12/01/2022	1,040,000	982,800
5.375%, 11/01/2021	360,000	349,200
Approach Resources, Inc.
7.000%, 06/15/2021	470,000	423,000
Arch Coal, Inc.
9.875%, 06/15/2019	1,800,000	306,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020	680,000	656,200
Berry Petroleum Company LLC
6.750%, 11/01/2020	1,700,000	1,343,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)	500,000	515,000
BreitBurn Energy Partners LP
7.875%, 04/15/2022	170,000	141,950
8.625%, 10/15/2020	480,000	422,400
California Resources Corp.
6.000%, 11/15/2024 (L)	1,200,000	1,030,500
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	460,000	453,100
7.625%, 01/15/2022	100,000	102,000
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	310,000	310,775
7.500%, 09/15/2020	250,000	263,125
CGG SA
6.500%, 06/01/2021	1,350,000	1,120,500
6.875%, 01/15/2022	200,000	166,000
Chesapeake Energy Corp.
4.875%, 04/15/2022	290,000	252,300
6.125%, 02/15/2021	490,000	459,375
6.875%, 11/15/2020	80,000	78,000
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	610,000	433,100
Comstock Resources, Inc.
7.750%, 04/01/2019	100,000	42,000
9.500%, 06/15/2020	730,000	308,425

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Crestwood Midstream Partners LP
6.000%, 12/15/2020	$580,000	$600,300
6.125%, 03/01/2022	800,000	817,200
CrownRock LP
7.750%, 02/15/2023 (S)	590,000	628,350
EP Energy LLC
6.375%, 06/15/2023 (S)	860,000	862,150
EXCO Resources, Inc.
7.500%, 09/15/2018	710,000	450,850
Foresight Energy LLC
7.875%, 08/15/2021 (S)	620,000	556,450
FTS International, Inc.
6.250%, 05/01/2022	1,080,000	793,800
Gulfport Energy Corp.
6.625%, 05/01/2023 (S)	320,000	324,000
7.750%, 11/01/2020	250,000	261,875
Halcon Resources Corp.
8.625%, 02/01/2020 (S)	720,000	711,000
8.875%, 05/15/2021 (L)	2,010,000	1,321,575
Hercules Offshore, Inc.
6.750%, 04/01/2022 (S)	760,000	262,200
7.500%, 10/01/2021 (S)	2,090,000	721,050
8.750%, 07/15/2021 (S)	30,000	10,350
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	564,400
Key Energy Services, Inc.
6.750%, 03/01/2021	1,470,000	867,300
Kinder Morgan, Inc.
7.750%, 01/15/2032	660,000	754,667
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	1,590,000	1,423,050
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025	2,120,000	2,072,300
Matador Resources Company
6.875%, 04/15/2023 (S)	660,000	674,025
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,118,000	1,039,740
7.000%, 03/31/2024 (S)	310,000	297,213
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	1,370,000	274,000
Murray Energy Corp.
11.250%, 04/15/2021 (S)	2,130,000	1,789,200
Natural Resource Partners LP
9.125%, 10/01/2018	450,000	398,250
New Gulf Resources LLC
12.250%, 05/15/2019	830,000	481,400
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (L)	320,000	324,800
6.875%, 01/15/2023	350,000	348,250
Pacific Drilling SA
5.375%, 06/01/2020 (S)	870,000	659,025
Parker Drilling Company
6.750%, 07/15/2022	730,000	629,625
Parsley Energy LLC
7.500%, 02/15/2022 (S)	950,000	963,956
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	338,963
QEP Resources, Inc.
5.250%, 05/01/2023	970,000	928,775
5.375%, 10/01/2022	480,000	463,536
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)	150,000	19,500

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Rice Energy, Inc.
6.250%, 05/01/2022	$1,040,000	$1,032,200
7.250%, 05/01/2023 (S)	80,000	82,000
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (S)	620,000	649,450
Rose Rock Midstream LP
5.625%, 11/15/2023 (S)	600,000	580,500
Samson Investment Company
9.750%, 02/15/2020	1,880,000	108,100
Sanchez Energy Corp.
7.750%, 06/15/2021 (L)	840,000	835,800
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (L)(S)	640,000	569,600
SM Energy Company
5.625%, 06/01/2025	800,000	791,840
Summit Midstream Holdings LLC
5.500%, 08/15/2022	1,060,000	1,012,300
7.500%, 07/01/2021	500,000	523,750
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	130,000	128,700
6.375%, 08/01/2022	525,000	546,000
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	360,000	347,400
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	590,000	598,850
Tesoro Logistics LP
5.500%, 10/15/2019 (S)	690,000	715,875
6.250%, 10/15/2022 (S)	70,000	72,450
		43,023,690
Financials - 8.6%
Ally Financial, Inc.
8.000%, 11/01/2031	330,000	395,175
CBRE Services, Inc.
5.250%, 03/15/2025	1,480,000	1,531,800
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	2,090,000	2,060,150
5.375%, 05/15/2020	1,220,000	1,271,850
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)	780,000	752,700
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,060,000	1,034,825
CNO Financial Group, Inc.
4.500%, 05/30/2020	200,000	203,000
5.250%, 05/30/2025	1,010,000	1,026,362
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)	1,590,000	1,208,400
CTR Partnership LP
5.875%, 06/01/2021	1,350,000	1,373,625
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	470,000	488,800
First Cash Financial Services, Inc.
6.750%, 04/01/2021	160,000	168,400
Genworth Holdings, Inc.
4.900%, 08/15/2023	320,000	283,299
7.700%, 06/15/2020	570,000	618,450
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)	620,000	595,200
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)	640,000	675,200

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 year
ISDAFIX + 4.368%)
03/30/2025 (Q)		$620,000	$623,100
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2087 (S)		430,000	509,550
M&T Bank Corp.
06/15/2016 (Q)		790,000	805,800
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024		1,230,000	1,176,386
8.000%, 03/25/2020		1,110,000	1,237,650
Novo Banco SA
5.875%, 11/09/2015	EUR	200,000	222,970
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		$1,110,000	1,062,825
The Geo Group, Inc.
5.875%, 10/15/2024		750,000	772,500
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,100,000	1,166,000
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		660,000	821,700
The Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	245,428
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	1,550,000	1,367,944
TMX Finance LLC
8.500%, 09/15/2018 (S)		$610,000	500,200
			24,199,289
Health care - 9.5%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)		670,000	678,375
12.875%, 11/01/2018		390,000	426,075
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (S)		580,000	545,200
BioScrip, Inc.
8.875%, 02/15/2021		460,000	391,000
Concordia Healthcare Corp.
7.000%, 04/15/2023 (S)		1,290,000	1,290,000
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		920,000	885,500
DJO Finance LLC
10.750%, 04/15/2020 (S)		210,000	215,250
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,010,000	2,070,300
DPx Holdings BV
7.500%, 02/01/2022 (S)		1,310,000	1,365,675
Endo Finance LLC
6.000%, 07/15/2023 (C)(S)		1,070,000	1,095,413
ExamWorks Group, Inc.
5.625%, 04/15/2023		1,140,000	1,169,925
Fresenius Medical
Care US Finance II, Inc.
4.750%, 10/15/2024 (S)		640,000	633,600
5.875%, 01/31/2022 (S)		1,000,000	1,065,000
HCA, Inc.
5.375%, 02/01/2025		3,470,000	3,504,700
7.500%, 02/15/2022		590,000	677,025

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
IASIS Healthcare LLC
8.375%, 05/15/2019	$1,260,000	$1,304,100
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)	1,630,000	1,654,450
Kindred Healthcare, Inc.
8.750%, 01/15/2023 (S)	460,000	499,675
Tenet Healthcare Corp.
6.750%, 06/15/2023 (S)	220,000	224,538
8.125%, 04/01/2022	2,420,000	2,649,900
Universal Hospital Services, Inc.
7.625%, 08/15/2020	1,370,000	1,260,400
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)	500,000	516,250
5.500%, 03/01/2023 (S)	1,080,000	1,090,800
6.125%, 04/15/2025 (S)	1,440,000	1,483,200
		26,696,351
Industrials - 14.0%
AerCap Ireland Capital, Ltd.
4.250%, 07/01/2020	860,000	860,538
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	291,971	303,650
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	200,000	209,480
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	237,548	247,050
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)	1,790,000	1,834,750
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	801,360	829,408
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	1,180,000	1,200,650
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	410,000	411,025
6.500%, 07/15/2022 (S)	720,000	763,200
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	520,000	483,600
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)	980,000	823,200
CBC Ammo LLC
7.250%, 11/15/2021 (S)	1,450,000	1,359,375
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015	31,911	32,508
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	115,858	123,099
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016	207,692	226,384
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	360,049	390,653
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)	1,000,000	1,037,500
Ducommun, Inc.
9.750%, 07/15/2018	920,000	969,496

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		$1,340,000	$1,001,650
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		810,000	822,150
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		580,000	581,450
H&E Equipment Services, Inc.
7.000%, 09/01/2022		930,000	959,063
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		760,000	771,400
International Lease Finance Corp.
8.250%, 12/15/2020		1,030,000	1,223,125
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	548,550
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)		1,400,000	1,305,500
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		650,000	504,563
KP Germany Erste GmbH
11.625%, 07/15/2017 (S)	EUR	220,000	261,455
11.625%, 07/15/2017		180,000	213,917
LMI Aerospace, Inc.
7.375%, 07/15/2019		$520,000	516,100
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		1,420,000	1,299,300
Michael Baker International LLC
8.250%, 10/15/2018 (S)		660,000	638,550
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		940,000	925,900
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,781,050
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		740,000	747,400
Orbital ATK, Inc.
5.250%, 10/01/2021 (S)		900,000	918,000
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		80,000	84,800
syncreon Group BV
8.625%, 11/01/2021 (S)		730,000	552,975
Techniplas LLC
10.000%, 05/01/2020 (S)		270,000	272,025
Triumph Group, Inc.
5.250%, 06/01/2022		400,000	395,000
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		930,000	818,400
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		745,466	780,876
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		1,340,000	1,363,450
United Rentals North America, Inc.
5.500%, 07/15/2025		290,000	280,213
5.750%, 11/15/2024		1,550,000	1,526,750
7.375%, 05/15/2020		270,000	288,087
7.625%, 04/15/2022		500,000	541,250
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		745,073	802,816
USG Corp.
5.500%, 03/01/2025 (S)		360,000	358,650

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
WESCO Distribution, Inc.
5.375%, 12/15/2021	$810,000	$818,100
West Corp.
5.375%, 07/15/2022 (S)	1,270,000	1,187,450
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,040,000	1,017,900
7.875%, 09/01/2019 (S)	1,090,000	1,166,300
		39,379,731
Information technology - 3.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	290,000	303,775
6.125%, 09/15/2023 (S)	270,000	289,575
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	730,000	744,600
Ancestry.com, Inc.
11.000%, 12/15/2020	430,000	489,125
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	770,000	767,113
CommScope, Inc.
4.375%, 06/15/2020 (S)	110,000	111,100
Equinix, Inc.
5.375%, 01/01/2022	580,000	581,450
5.750%, 01/01/2025	590,000	584,100
First Data Corp.
11.750%, 08/15/2021	630,000	708,750
12.625%, 01/15/2021	1,930,000	2,229,150
First Data Corp., PIK
8.750%, 01/15/2022 (S)	80,000	85,050
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	800,000	804,000
NXP BV
4.625%, 06/15/2022 (S)	870,000	862,388
		8,560,176
Materials - 6.6%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020	406,000	446,600
Appvion, Inc. 9.000%, 06/01/2020 (S)	1,270,000	800,100
ArcelorMittal
5.125%, 06/01/2020	400,000	405,500
6.125%, 06/01/2025	720,000	717,750
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	1,058,368	1,095,411
Ardagh Packaging Finance PLC
3.286%, 12/15/2019 (P)(S)	510,000	495,975
7.000%, 11/15/2020 (S)	91,765	93,600
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)	940,000	878,900
BWAY Holding Company
9.125%, 08/15/2021 (S)	610,000	628,300
Celanese US Holdings LLC
4.625%, 11/15/2022	420,000	415,800
Cemex SAB de CV
5.700%, 01/11/2025 (S)	220,000	209,814
6.125%, 05/05/2025 (S)	270,000	266,409
Coeur Mining, Inc. 7.875%, 02/01/2021	860,000	728,850
Coveris Holdings SA
7.875%, 11/01/2019 (S)	810,000	805,950
Eagle Spinco, Inc. 4.625%, 02/15/2021	645,000	625,650
Eco Services Operations LLC
8.500%, 11/01/2022 (S)	470,000	472,350
Evraz Group SA
6.750%, 04/27/2018 (S)	700,000	669,186

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Evraz Group SA (continued)
9.500%, 04/24/2018		$100,000	$102,971
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		1,260,000	883,575
9.750%, 03/01/2022 (S)		1,070,000	1,104,775
Global Brass & Copper, Inc.
9.500%, 06/01/2019		570,000	623,438
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		800,000	772,000
Hexion US Finance Corp.
8.875%, 02/01/2018		970,000	875,425
HIG BBC Intermediate Holdings LLC,
PIK 10.500%, 09/15/2018 (S)		470,000	464,713
James Hardie International Finance, Ltd.
5.875%, 02/15/2023 (S)		420,000	432,600
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	630,383
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$980,000	39,200
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		220,000	206,800
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		460,000	423,200
Resolute Forest Products, Inc.
5.875%, 05/15/2023		500,000	455,000
Ryerson, Inc. 9.000%, 10/15/2017		710,000	715,325
Vedanta Resources PLC
6.000%, 01/31/2019 (L)(S)		760,000	735,300
Verso Paper Holdings LLC
11.750%, 01/15/2019		380,000	224,275
			18,445,125
Telecommunication services - 6.0%
Axtel SAB de CV
9.000%, 01/31/2020 (P)(S)		629,000	629,000
CenturyLink, Inc.
5.625%, 04/01/2025 (S)		660,000	595,650
5.800%, 03/15/2022		1,210,000	1,155,550
6.750%, 12/01/2023		230,000	230,719
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		1,540,000	1,518,825
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023 (S)		1,290,000	1,269,038
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,590,000	1,407,150
7.250%, 10/15/2020		60,000	59,325
7.500%, 04/01/2021		790,000	781,113
Intelsat Luxembourg SA
8.125%, 06/01/2023 (L)		810,000	664,200
Level 3 Financing, Inc.
5.625%, 02/01/2023 (S)		850,000	858,500
7.000%, 06/01/2020		320,000	339,600
Oi SA
5.750%, 02/10/2022 (S)		470,000	407,138
Sprint Capital Corp.
8.750%, 03/15/2032		5,530,000	5,377,926
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		460,000	449,650
Windstream Corp.
7.500%, 04/01/2023 (L)		1,370,000	1,195,325
			16,938,709
Utilities - 2.6%
AES Corp.
4.875%, 05/15/2023		470,000	441,800

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
AES Corp. (continued)
5.500%, 03/15/2024		$325,000	$314,763
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		164,681	164,681
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		1,558,871	1,706,964
NRG REMA LLC
9.237%, 07/02/2017		1,198,928	1,255,877
9.681%, 07/02/2026		1,470,000	1,583,925
Red Oak Power LLC
9.200%, 11/30/2029		1,030,000	1,153,600
Suburban Propane Partners LP
5.500%, 06/01/2024		760,000	763,800
			7,385,410
TOTAL CORPORATE BONDS (Cost $268,507,145)			$247,953,943

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)		1,000,000	991,000
TOTAL CAPITAL PREFERRED SECURITIES (Cost $838,860)			$991,000

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029		250,000	226,094
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		707,731	502,489
			728,583
Telecommunication services - 0.0%
Axtel SAB de CV
9.000%, 01/31/2020 (P)(S)	MXN	717,000	82,112
TOTAL CONVERTIBLE BONDS (Cost $1,050,006)			$810,695

TERM LOANS (M) - 4.2%
Consumer discretionary - 0.7%
Equinox Holdings, Inc.
9.750%, 07/31/2020		$630,000	639,450
Spencer Gifts LLC
10.500%, 11/12/2021		630,000	630,000
The Gymboree Corp.
5.000%, 02/23/2018		310,000	221,185
TOMS Shoes LLC
6.500%, 10/28/2020		468,825	431,905
			1,922,540
Consumer staples - 0.3%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		270,000	273,375
Lantheus Medical Imaging, Inc.
TBD 10/15/2022 (T)		590,000	581,150
			854,525
Energy - 1.0%
Murray Energy Corp.
7.500%, 03/19/2021		370,000	342,096
Panda Temple Power LLC
7.250%, 03/04/2022		728,175	717,252

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Energy (continued)
TPF II Power LLC
5.508%, 10/02/2021	$1,064,650	$1,072,103
Westmoreland Coal Company
7.500%, 12/16/2020	606,950	588,742
		2,720,193
Health care - 0.4%
Immucor, Inc.
5.000%, 08/17/2018	298,483	299,229
Radnet Management, Inc.
8.000%, 03/25/2021	1,000,000	982,500
		1,281,729
Industrials - 1.0%
Commercial Barge Line Company
10.750%, 03/22/2020	1,860,000	1,887,900
Intelligrated, Inc.
4.503%, 07/30/2018	861,188	857,959
		2,745,859
Information technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020	509,600	522,977
Materials - 0.2%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019	317,600	288,487
FMG Resources August 2006 Pty, Ltd.
TBD 06/30/2019 (T)	273,608	242,399
		530,886
Telecommunication services - 0.4%
CWGS Group LLC
5.250%, 02/20/2020	1,149,500	1,154,529
TOTAL TERM LOANS (Cost $11,745,341)		$11,733,238

ASSET BACKED SECURITIES - 2.3%
AMMC CDO, Series 2015-16A, Class E
5.874%, 04/14/2027 (P)(S)	1,600,000	1,512,640
Apidos CL XXI, Series 2015-21A,
Class D 5.827%, 07/18/2027 (P)(S)	500,000	472,364
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class E1
5.775%, 08/05/2027 (P)(S)	750,000	695,460
Carlyle Global Market Strategies,
Series 2015-2A, Class D
5.574%, 04/27/2027 (P)(S)	500,000	458,743
Cent CLO 23, Ltd., Series 2015-23A,
Class D 5.677%, 04/17/2026 (P)(S)	250,000	235,178
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class E
4.775%, 07/15/2025 (P)(S)	250,000	228,465
Galaxy XX CLO, Ltd., Series 2015-20A,
Class E 5.776%, 07/20/2027 (P)(S)	500,000	483,312
Goldentree Loan Opportunities X, Ltd.
5.483%, 07/20/2027	750,000	708,750
Neuberger Berman CLO XIX, Ltd.,
Series 2015-19A, Class D
5.538%, 07/15/2027 (C)(P)(S)	1,000,000	932,567
Treman Park CLO LLC, Series 2015-1A,
Class E 6.461%, 04/20/2027 (P)(S)	750,000	747,422
TOTAL ASSET BACKED SECURITIES (Cost $6,469,710)		$6,474,901

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 2.4%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$0
Ford Motor Company	49,494	742,905
New Cotai LLC (I)	3	101,292
PB Investors II LLC (I)	127,402	0
Tropicana Entertainment LLC (I)	7,500	7,500
Vertis Holdings, Inc. (I)	69,391	0
		851,697
Financials - 1.3%
Citigroup, Inc.	32,112	1,773,867
JPMorgan Chase & Co.	13,909	942,474
KCAD Holdings I, Ltd. (I)	165,553,563	1,042,988
		3,759,329
Health care - 0.4%
Physiotherapy
Associates Holdings, Inc. (I)	11,500	1,113,085
Industrials - 0.3%
DeepOcean Group Holdings AS (I)	83,286	807,874
Materials - 0.1%
Mirabela Nickel, Ltd. (I)	2,045,076	183,017
TOTAL COMMON STOCKS (Cost $9,275,110)		$6,715,002

PREFERRED SECURITIES - 1.1%
Energy - 0.2%
Rex Energy Corp., 6.000%	8,600	$414,011
Financials - 0.9%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	100,372	2,607,665
TOTAL PREFERRED SECURITIES (Cost $3,082,658)		$3,021,676

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	2,050,000	15,375
10.250%, 11/01/2049 (I)	1,025,000	7,689
		45,564
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$45,564

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	781,011	7,814,170
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,814,151)		$7,814,170
Total Investments (High Yield Trust)
(Cost $310,534,069) - 101.8%		$286,490,297
Other assets and liabilities, net - (1.8%)		(4,973,612)
TOTAL NET ASSETS - 100.0%		$281,516,685

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 30.6%
Consumer discretionary - 6.1%
Academy, Ltd. 9.250%, 08/01/2019 (S)	$400,000	$420,280
Altice Financing SA
6.625%, 02/15/2023 (S)	700,000	694,960
Altice SA
7.625%, 02/15/2025 (S)	1,000,000	940,000
7.750%, 05/15/2022 (S)	500,000	483,750
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)	200,000	209,500
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,160,000
CCO Holdings LLC
5.125%, 02/15/2023	900,000	877,500
6.500%, 04/30/2021	1,000,000	1,046,873
CSC Holdings LLC 6.750%, 11/15/2021	2,000,000	2,110,000
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019 (L)	700,000	642,250
DISH DBS Corp. 5.000%, 03/15/2023	1,500,000	1,391,250
Dollar General Corp. 3.250%, 04/15/2023	285,000	271,186
Dollar Tree, Inc. 5.750%, 03/01/2023 (S)	1,100,000	1,149,500
iHeartCommunications, Inc.
9.000%, 12/15/2019 to 09/15/2022	3,919,000	3,602,732
KB Home 7.500%, 09/15/2022	700,000	728,000
MGM Resorts International
6.750%, 10/01/2020	400,000	422,920
10.000%, 11/01/2016	1,500,000	1,627,500
Numericable Group SA
6.000%, 05/15/2022 (S)	1,000,000	985,625
Outfront Media Capital LLC
5.250%, 02/15/2022	100,000	101,250
5.625%, 02/15/2024	100,000	102,250
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (S)	700,000	707,000
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021	1,600,000	1,694,000
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,000,000	970,000
Visant Corp. 10.000%, 10/01/2017	1,000,000	806,250
		24,144,576
Consumer staples - 1.6%
Cott Beverages, Inc. 5.375%, 07/01/2022	500,000	486,250
JBS USA LLC
7.250%, 06/01/2021 (S)	1,200,000	1,264,500
8.250%, 02/01/2020 (S)	700,000	742,000
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	900,000	922,500
7.875%, 08/15/2019	300,000	312,375
9.875%, 08/15/2019	1,500,000	1,575,000
US Foods, Inc. 8.500%, 06/30/2019	800,000	834,000
		6,136,625
Energy - 5.1%
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (S)	300,000	75,000
Antero Resources Corp.
5.375%, 11/01/2021	600,000	582,000
Arch Coal, Inc. 7.000%, 06/15/2019	750,000	108,750
Bill Barrett Corp. 7.000%, 10/15/2022	500,000	452,500
California Resources Corp.
6.000%, 11/15/2024 (L)	1,700,000	1,459,875
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	3,801,000
CONSOL Energy, Inc. 5.875%, 04/15/2022	1,300,000	1,103,856

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Denbury Resources, Inc.
5.500%, 05/01/2022	$700,000	$624,750
Energy Transfer Equity LP
5.500%, 06/01/2027	1,000,000	992,500
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	522,500
11.000%, 03/15/2020 (S)	400,000	351,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	1,300,000	1,381,156
7.750%, 01/15/2032	300,000	343,031
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,394,357
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020	400,000	168,000
NGL Energy Partners LP
6.875%, 10/15/2021	1,000,000	1,040,000
Niska Gas Storage Canada ULC
6.500%, 04/01/2019	200,000	188,000
Peabody Energy Corp.
6.250%, 11/15/2021	1,500,000	480,000
10.000%, 03/15/2022 (S)	1,000,000	617,500
Rice Energy, Inc. 6.250%, 05/01/2022	700,000	694,750
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,000,000	996,250
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	842,008
Sanchez Energy Corp.
7.750%, 06/15/2021 (L)	900,000	895,500
SandRidge Energy, Inc.
7.500%, 03/15/2021	500,000	220,000
W&T Offshore, Inc. 8.500%, 06/15/2019	1,500,000	1,055,100
		20,389,383
Financials - 4.6%
Bank of America Corp. (6.100% to
03/17/2025, then 3 month
LIBOR + 3.898%)
03/17/2025 (Q)	500,000	493,750
Bank of America Corp. (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,591,875
Citigroup, Inc. (5.875% to 03/27/2020,
then 3 month LIBOR + 4.059%)
03/27/2020 (Q)	2,500,000	2,505,500
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)	1,500,000	1,464,375
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,000,000	951,600
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	7,933,125
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	400,000	397,100
OneMain Financial Holdings, Inc.
7.250%, 12/15/2021 (S)	1,500,000	1,552,500
Stena International SA
5.750%, 03/01/2024 (S)	800,000	744,000

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	$800,000	$802,000
		18,435,825
Health care - 1.8%
Community Health Systems, Inc.
5.125%, 08/01/2021	300,000	305,625
6.875%, 02/01/2022	500,000	528,125
HCA, Inc.
5.875%, 05/01/2023	1,000,000	1,062,500
7.500%, 02/15/2022	1,200,000	1,377,000
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	992,311
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	800,000	819,000
6.125%, 04/15/2025 (S)	600,000	618,000
7.500%, 07/15/2021 (S)	1,400,000	1,513,750
		7,216,311
Industrials - 1.1%
Abengoa Finance SAU
8.875%, 11/01/2017 (L)(S)	1,200,000	1,248,000
Bombardier, Inc. 7.500%, 03/15/2025 (S)	300,000	272,250
HD Supply, Inc. 5.250%, 12/15/2021 (S)	500,000	506,875
Navistar International Corp.
8.250%, 11/01/2021	1,100,000	1,045,000
Stena AB 7.000%, 02/01/2024 (S)	300,000	289,500
TransDigm, Inc.
6.000%, 07/15/2022	500,000	493,750
6.500%, 07/15/2024	500,000	493,750
		4,349,125
Information technology - 2.8%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,500,000	1,215,000
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	200,000	142,000
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,692,500
12.625%, 01/15/2021	3,050,000	3,522,750
First Data Corp., PIK
8.750%, 01/15/2022 (S)	1,504,000	1,598,940
Freescale Semiconductor, Inc.
10.750%, 08/01/2020	1,071,000	1,132,583
		11,303,773
Materials - 1.1%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (L)(S)	1,000,000	965,000
Cemex SAB de CV
5.875%, 03/25/2019 (S)	500,000	512,350
First Quantum Minerals, Ltd.
6.750%, 02/15/2020 (S)	517,000	500,198
7.000%, 02/15/2021 (S)	517,000	494,381
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)	2,000,000	2,065,000
		4,536,929
Telecommunication services - 3.8%
Frontier Communications Corp.
8.500%, 04/15/2020	300,000	313,650
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	500,000	442,500

Income Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		$3,000,000	$3,387,780
11.500%, 11/15/2021		1,500,000	1,766,250
T-Mobile USA, Inc.
6.633%, 04/28/2021		2,500,000	2,593,750
6.731%, 04/28/2022		2,500,000	2,606,250
Telecom Italia SpA
5.303%, 05/30/2024 (S)		1,500,000	1,494,375
Verizon Communications, Inc.
5.150%, 09/15/2023		1,400,000	1,533,923
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		1,000,000	1,011,250
			15,149,728
Utilities - 2.6%
Calpine Corp.
5.375%, 01/15/2023		1,500,000	1,473,750
5.750%, 01/15/2025		1,000,000	972,500
Dynegy, Inc. 6.750%, 11/01/2019 (S)		4,000,000	4,162,000
InterGen NV 7.000%, 06/30/2023 (S)		4,000,000	3,560,000
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		300,000	302,250
			10,470,500
TOTAL CORPORATE BONDS (Cost $122,076,384)			$122,132,775

CONVERTIBLE BONDS - 1.6%
Consumer discretionary - 0.9%
Fiat Chrysler Automobiles NV
7.875%, 12/15/2016		1,000,000	1,261,250
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	EUR	1,500,000	2,067,433
			3,328,683
Energy - 0.7%
Cobalt International Energy, Inc.
3.125%, 05/15/2024		$4,000,000	2,902,500
TOTAL CONVERTIBLE BONDS (Cost $6,922,325)			$6,231,183

TERM LOANS (M) - 2.0%
Consumer discretionary - 0.8%
iHeartCommunications, Inc.
6.937%, 01/30/2019		2,539,722	2,340,247
7.687%, 07/30/2019		816,818	763,554
			3,103,801
Industrials - 0.6%
Drillships Financing Holding, Inc.
6.000%, 03/31/2021		1,974,874	1,602,611
Navistar, Inc.
5.750%, 08/17/2017		760,128	760,128
			2,362,739
Information technology - 0.6%
First Data Corp.
3.687%, 03/24/2018		1,584,873	1,578,930
SRA International, Inc.
6.500%, 07/20/2018		746,952	747,419
			2,326,349
TOTAL TERM LOANS (Cost $8,231,253)			$7,792,889

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 46.4%
Consumer discretionary - 2.8%
Automobiles - 1.5%
Ford Motor Company	225,000	$3,377,250
General Motors Company	72,416	2,413,625
		5,790,875
Hotels, restaurants and leisure - 0.1%
Las Vegas Sands Corp.	10,000	525,700
Media - 0.0%
Dex Media, Inc. (I)(L)	19,933	14,551
Multiline retail - 1.2%
Target Corp.	60,000	4,897,800
		11,228,926
Consumer staples - 0.8%
Beverages - 0.8%
PepsiCo, Inc.	35,920	3,352,773
Energy - 7.7%
Energy equipment and services - 0.6%
Halliburton Company	20,000	861,400
Schlumberger, Ltd.	15,000	1,292,850
		2,154,250
Oil, gas and consumable fuels - 7.1%
BP PLC, ADR	170,000	6,793,200
Canadian Oil Sands, Ltd.	50,000	404,323
Chevron Corp.	50,000	4,823,500
Devon Energy Corp.	15,000	892,350
Occidental Petroleum Corp.	10,000	777,700
Royal Dutch Shell PLC, ADR, Class A	154,414	8,803,142
Spectra Energy Corp.	73,370	2,391,862
The Williams Companies, Inc.	40,000	2,295,600
Total SA, ADR	25,000	1,229,250
		28,410,927
		30,565,177
Financials - 2.5%
Banks - 1.7%
JPMorgan Chase & Co.	42,160	2,856,762
Wells Fargo & Company	73,150	4,113,956
		6,970,718
Insurance - 0.8%
MetLife, Inc.	55,462	3,105,317
		10,076,035
Health care - 4.7%
Pharmaceuticals - 4.7%
Eli Lilly & Company	18,400	1,536,216
Johnson & Johnson	26,010	2,534,935
Merck & Company, Inc.	67,130	3,821,711
Pfizer, Inc.	200,000	6,706,000
Sanofi, ADR	80,000	3,962,400
		18,561,262
		18,561,262
Industrials - 4.7%
Aerospace and defense - 1.7%
Lockheed Martin Corp.	19,290	3,586,011
Raytheon Company	19,110	1,828,445
The Boeing Company	7,000	971,040
United Technologies Corp.	5,000	554,650
		6,940,146

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 0.2%
CEVA Group PLC (I)	1,115	$830,727
Commercial services and supplies - 1.2%
Republic Services, Inc.	47,620	1,865,275
Waste Management, Inc.	65,340	3,028,509
		4,893,784
Industrial conglomerates - 1.6%
General Electric Company	231,620	6,154,143
		18,818,800
Information technology - 3.0%
Communications equipment - 0.8%
Cisco Systems, Inc.	119,080	3,269,937
Semiconductors and semiconductor equipment - 1.5%
Intel Corp.	109,590	3,333,180
Texas Instruments, Inc.	53,370	2,749,089
		6,082,269
Software - 0.7%
Microsoft Corp.	61,640	2,721,406
		12,073,612
Materials - 8.1%
Chemicals - 5.0%
Agrium, Inc.	35,000	3,708,250
BASF SE	20,000	1,759,858
E.I. du Pont de Nemours & Company	69,450	4,441,328
LyondellBasell Industries NV, Class A	30,000	3,105,600
The Dow Chemical Company	100,000	5,117,000
The Mosaic Company	35,000	1,639,750
		19,771,786
Metals and mining - 3.1%
BHP Billiton PLC	161,680	3,178,898
Freeport-McMoRan, Inc.	137,150	2,553,733
Goldcorp, Inc.	65,440	1,060,128
Rio Tinto PLC, ADR (L)	134,483	5,542,044
South32, Ltd. (I)	161,680	218,474
		12,553,277
		32,325,063
Telecommunication services - 2.3%
Diversified telecommunication services - 2.0%
AT&T, Inc.	82,320	2,924,006
CenturyLink, Inc.	15,000	440,700
Telstra Corp., Ltd.	300,000	1,419,764
Verizon Communications, Inc.	65,070	3,032,913
		7,817,383
Wireless telecommunication services - 0.3%
Vodafone Group PLC	327,272	1,193,853
		9,011,236
Utilities - 9.8%
Electric utilities - 6.1%
Duke Energy Corp.	47,082	3,324,931
Exelon Corp.	130,000	4,084,600
FirstEnergy Corp.	35,450	1,153,898
NextEra Energy, Inc.	53,345	5,229,410
Pinnacle West Capital Corp.	27,430	1,560,493
PPL Corp.	35,500	1,046,185
The Southern Company	110,000	4,609,000

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	100,000	$3,218,000
		24,226,517
Independent power and renewable electricity producers - 0.2%
Dynegy, Inc. (I)	28,368	829,764
Multi-utilities - 3.5%
Dominion Resources, Inc.	40,070	2,679,481
PG&E Corp.	112,400	5,518,840
Public Service Enterprise Group, Inc.	70,000	2,749,600
Sempra Energy	20,950	2,072,793
TECO Energy, Inc.	59,000	1,041,940
		14,062,654
		39,118,935
TOTAL COMMON STOCKS (Cost $162,001,801)		$185,131,819
PREFERRED SECURITIES - 4.5%
Energy - 0.3%
Energy equipment and services - 0.0%
Newco Acquisition Company, Ltd. (I)	31	31,000
Oil, gas and consumable fuels - 0.3%
Chesapeake Energy Corp., 5.750%	1,700	1,224,000
		1,255,000
Financials - 3.2%
Banks - 2.9%
Bank of America Corp., 7.250%	5,350	5,949,200
Wells Fargo & Company, 7.500%	4,600	5,405,000
		11,354,200
Capital markets - 0.1%
Morgan Stanley (6.375% to 10/15/2024,
then 3 month LIBOR + 3.708%)	20,000	509,200
Real estate investment trusts - 0.2%
FelCor Lodging Trust, Inc., 1.950%	30,000	740,100
Thrifts and mortgage finance - 0.0%
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%) (I)(L)	39,300	147,375
		12,750,875
Health care - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,175	1,225,032
Information technology - 0.2%
Semiconductors and semiconductor equipment - 0.2%
Ceva, Inc. (I)	1,068	795,749
Utilities - 0.5%
Multi-utilities - 0.5%
Dominion Resources, Inc., 6.000%	8,500	457,555
Dominion Resources, Inc., 6.125%	8,500	455,515
Dominion Resources, Inc., 6.375%	18,600	868,620
		1,781,690
		1,781,690
TOTAL PREFERRED SECURITIES (Cost $16,035,761)		$17,808,346

Income Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	$42,752
TOTAL WARRANTS (Cost $208,370)		$42,752

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
General Motors Company (I)	85,000	850
SuperMedia, Inc. (I)	651,025	0
		850
TOTAL ESCROW CERTIFICATES (Cost $326)		$850

EQUITY LINKED SECURITIES - 4.0%
Anadarko Petroleum Corp. (Barclays Bank
PLC) 6.000%, 09/02/2015 (S)	1,500,000	1,186,950
Anadarko Petroleum Corp. (JPMorgan
Chase & Co.) 7.000%, 12/08/2015	2,000,000	1,619,200
Apple, Inc. (Citigroup, Inc.)
7.000%, 03/22/2016 (S)	2,500,000	3,136,000
Baker Hughes, Inc. (Credit Suisse AG)
6.000%, 11/13/2015	1,500,000	875,700
Bank of America Corp. (The Goldman
Sachs Group, Inc.) 6.000%, 11/12/2015	12,500,000	2,129,000
Freescale Semiconductor, Ltd. (Bank of
America Corp.) 7.000%, 12/23/2015	5,300,000	1,382,081
General Electric Company (The Goldman
Sachs Group, Inc.)
5.500%, 05/03/2016 (S)	6,500,000	1,722,247
General Motors Company (Deutsche Bank
AG London) 8.000%, 03/18/2016 (S)	2,700,000	915,840
Intel Corp. (Bank of America Corp.)
6.500%, 11/25/2015	6,200,000	1,881,080
Whole Foods Market, Inc. (Citigroup, Inc.)
7.000%, 11/13/2015 (S)	2,800,000	1,103,760
TOTAL EQUITY LINKED SECURITIES (Cost $16,210,773)		$15,951,858

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	692,427	6,927,868
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,927,832)		$6,927,868

SHORT-TERM INVESTMENTS - 4.4%
U.S. Government Agency - 4.4%
Federal Home Loan Discount Notes
0.010%, 07/01/2015*	$17,500,000	$17,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,500,000)		$17,500,000
Total Investments (Income Trust) (Cost $356,114,825) - 95.2%		$379,520,340
Other assets and liabilities, net - 4.8%		19,278,093
TOTAL NET ASSETS - 100.0%		$398,798,433

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 39.6%
U.S. Government - 5.3%
Treasury Inflation Protected Securities
0.250%, 01/15/2025		$11,267,141	$11,019,793
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)		2,855,000	2,500,803
3.000%, 11/15/2044		3,000	2,921
5.375%, 02/15/2031		3,000	4,025
U.S. Treasury Notes
1.750%, 09/30/2019		2,200,000	2,224,578
2.750%, 02/15/2024		66,000	68,434
			15,820,554
U.S. Government Agency - 34.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		5,400,000	5,453,157
3.500%, TBA (C)		5,800,000	5,955,875
4.000%, TBA (C)		2,600,000	2,745,641
4.500%, TBA (C)		4,000,000	4,316,562
5.000%, TBA (C)		2,200,000	2,421,031
5.000%, 12/01/2034		359,445	397,594
6.500%, 04/01/2029 to 08/01/2034		28,552	33,108
7.500%, 08/01/2025 to 05/01/2028		11,461	13,296
Federal National Mortgage Association
2.500%, TBA (C)		1,700,000	1,713,027
2.500%, 12/01/2042 to 03/01/2043		1,941,290	1,861,586
2.660%, 03/01/2027		815,000	784,111
2.720%, 03/01/2027		780,000	759,861
2.780%, 03/01/2027		349,000	341,178
2.970%, 06/01/2027 to 06/01/2030		1,281,000	1,244,719
3.000%, TBA (C)		8,700,000	8,648,344
3.500%, TBA (C)		38,600,000	39,712,765
4.000%, TBA (C)		5,600,000	5,925,500
4.500%, TBA (C)		6,500,000	7,021,524
5.000%, TBA (C)		1,800,000	1,988,325
Government National
Mortgage Association
3.500%, TBA (C)		4,900,000	5,075,492
4.000%, TBA (C)		5,100,000	5,398,430
4.000%, 11/15/2040 to 02/15/2042		131,529	140,691
6.000%, 08/15/2032 to 04/15/2035		88,993	102,695
6.500%, 06/15/2028 to 02/15/2035		50,547	58,580
7.000%, 11/15/2031 to 11/15/2033		351,152	410,295
8.000%, 07/15/2030		6,346	7,659
			102,531,046
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $118,802,602)			$118,351,600

FOREIGN GOVERNMENT
OBLIGATIONS - 2.9%
Brazil - 0.8%
Federative Republic of Brazil
2.625%, 01/05/2023		325,000	287,625
5.625%, 01/07/2041		475,000	453,625
5.875%, 01/15/2019		250,000	277,500
6.000%, 08/15/2016	BRL	1,211,000	1,046,863
12.848%, 01/01/2016 (Z)		1,048,000	314,820
			2,380,433
Chile - 0.1%
Republic of Chile 3.000%, 01/01/2040	CLP	112,423,320	214,233

Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	476,391,082	157,012

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia (continued)
3.500%, 03/10/2021	COP	372,528,040	$141,674
			298,686
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	55,100,000	105,408
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$195,000	195,488
Indonesia - 0.2%
Republic of Indonesia
7.875%, 04/15/2019	IDR	2,696,000,000	200,445
8.375%, 03/15/2024		4,508,000,000	338,260
			538,705
Mexico - 0.8%
Government of Mexico
3.000%, 12/29/2016 to 05/28/2020 (P)	MXN	22,787,100	1,440,887
3.000%, 03/06/2045	EUR	120,000	116,270
4.000%, 11/15/2040	MXN	4,221,418	288,671
4.600%, 01/23/2046		$250,000	231,875
4.750%, 03/08/2044		220,000	210,100
5.625%, 03/19/2114	GBP	120,000	180,819
			2,468,622
Montenegro - 0.1%
Republic of Montenegro
3.875%, 03/18/2020 (S)	EUR	240,000	246,848
Romania - 0.0%
Government of Romania
5.850%, 04/26/2023	RON	500,000	139,327
Russia - 0.1%
Government of Russia
7.500%, 02/27/2019	RUB	18,650,000	303,990
South Africa - 0.3%
Republic of South Africa
7.750%, 02/28/2023	ZAR	4,365,000	350,750
8.000%, 01/31/2030		2,620,000	203,198
8.500%, 01/31/2037		4,445,000	350,593
			904,541
Turkey - 0.1%
Republic of Turkey 4.875%, 04/16/2043		$210,000	191,092
Uruguay - 0.2%
Republic of Uruguay
3.700%, 06/26/2037	UYU	6,188,875	192,045
4.250%, 04/05/2027		14,734,919	519,832
4.375%, 12/15/2028		2,211,061	78,576
			790,453
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,422,603)			$8,777,826

CORPORATE BONDS - 33.2%
Consumer discretionary - 3.7%
21st Century Fox America, Inc.
7.750%, 01/20/2024		$272,000	340,560
7.850%, 03/01/2039		225,000	308,301
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		39,655	31,107

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCO Holdings LLC
5.125%, 02/15/2023	$5,000	$4,875
5.250%, 09/30/2022	75,000	73,875
5.750%, 09/01/2023	35,000	35,066
Comcast Cable Communications LLC
8.500%, 05/01/2027	556,000	762,401
Comcast Corp.
4.750%, 03/01/2044	195,000	197,227
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	150,000	138,061
DIRECTV Holdings LLC
1.750%, 01/15/2018	500,000	497,979
2.400%, 03/15/2017	225,000	227,942
DISH DBS Corp.
5.875%, 07/15/2022	10,000	9,800
6.750%, 06/01/2021	281,000	292,943
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	30,000	31,350
Ford Motor Credit Company LLC
1.461%, 03/27/2017	775,000	771,170
2.240%, 06/15/2018	270,000	270,039
4.207%, 04/15/2016	100,000	102,267
5.000%, 05/15/2018	255,000	274,009
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020	445,000	457,250
General Motors Financial Company, Inc.
2.400%, 04/10/2018	300,000	300,596
3.500%, 07/10/2019	660,000	673,981
4.750%, 08/15/2017	545,000	575,286
Group 1 Automotive, Inc.
5.000%, 06/01/2022	80,000	79,600
Lennar Corp.
4.500%, 06/15/2019	75,000	76,500
Liberty Interactive LLC
8.250%, 02/01/2030	160,000	168,000
Meritage Homes Corp.
6.000%, 06/01/2025 (S)	90,000	90,450
Sally Holdings LLC
5.750%, 06/01/2022	40,000	41,900
Sky PLC
2.625%, 09/16/2019 (S)	290,000	287,814
Sotheby’s
5.250%, 10/01/2022 (S)	120,000	117,600
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	696,335
The Home Depot, Inc.
2.625%, 06/01/2022	275,000	270,540
4.250%, 04/01/2046	290,000	280,489
The Ryland Group, Inc.
5.375%, 10/01/2022	60,000	60,600
Time Warner Cable, Inc.
4.500%, 09/15/2042	190,000	155,684
5.000%, 02/01/2020	535,000	575,948
5.875%, 11/15/2040	195,000	188,216
6.750%, 07/01/2018	250,000	278,595
8.750%, 02/14/2019	80,000	94,953
Time Warner, Inc.
4.850%, 07/15/2045	225,000	217,485
6.100%, 07/15/2040	180,000	201,799
7.700%, 05/01/2032	173,000	226,703
Videotron, Ltd.
5.375%, 06/15/2024 (S)	175,000	175,000

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	$490,000	$490,366
		11,150,662
Consumer staples - 1.2%
Altria Group, Inc.
9.250%, 08/06/2019	80,000	100,459
10.200%, 02/06/2039	97,000	159,292
BAT International Finance PLC
2.750%, 06/15/2020 (S)	265,000	266,753
CVS Health Corp.
5.750%, 05/15/2041	140,000	159,931
Kraft Heinz Foods Company
2.000%, 07/02/2018 (C)(S)	1,275,000	1,273,906
2.800%, 07/02/2020 (C)(S)	360,000	359,953
Marfrig Holding Europe BV
6.875%, 06/24/2019	250,000	238,125
Reynolds American, Inc.
3.250%, 06/12/2020	715,000	723,581
Wal-Mart Stores, Inc.
6.500%, 08/15/2037	200,000	256,244
		3,538,244
Energy - 3.3%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	200,000	210,816
Antero Resources Corp.
5.625%, 06/01/2023 (S)	45,000	43,481
BP Capital Markets PLC
2.521%, 01/15/2020	235,000	236,450
Cenovus Energy, Inc.
5.200%, 09/15/2043	245,000	230,611
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	655,000	651,245
Concho Resources, Inc.
6.500%, 01/15/2022	25,000	26,063
ConocoPhillips Company
1.500%, 05/15/2018	355,000	354,556
3.350%, 11/15/2024 to 05/15/2025	410,000	404,969
Continental Resources, Inc.
5.000%, 09/15/2022	140,000	137,288
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (S)	40,000	41,500
DCP Midstream LLC
5.350%, 03/15/2020 (S)	10,000	10,272
9.750%, 03/15/2019 (S)	15,000	17,396
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	19,706
5.600%, 04/01/2044	30,000	26,673
Ecopetrol SA
5.875%, 05/28/2045	210,000	185,325
EnCana Corp.
6.500%, 05/15/2019	465,000	527,556
Energy Transfer Equity LP
7.500%, 10/15/2020	200,000	225,500
Energy Transfer Partners LP
3.600%, 02/01/2023	510,000	482,375
4.150%, 10/01/2020	50,000	51,342
5.950%, 10/01/2043	600,000	586,159
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	152,213
Hess Corp.
5.600%, 02/15/2041	110,000	112,305

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kerr-McGee Corp.
6.950%, 07/01/2024		$345,000	$415,393
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		305,000	283,959
Kinder Morgan, Inc.
3.050%, 12/01/2019		115,000	114,781
5.050%, 02/15/2046		330,000	285,183
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		565,000	541,835
Marathon Oil Corp.
2.700%, 06/01/2020		295,000	292,369
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025		80,000	78,201
MEG Energy Corp.
7.000%, 03/31/2024 (S)		62,000	59,443
Nexen Energy ULC
5.875%, 03/10/2035		35,000	38,563
6.200%, 07/30/2019		90,000	101,759
6.400%, 05/15/2037		205,000	244,900
Peabody Energy Corp.
6.500%, 09/15/2020		220,000	74,800
Petrobras Global Finance BV
6.750%, 01/27/2041		215,000	188,217
Petroleos Mexicanos
5.500%, 06/27/2044		375,000	345,000
7.470%, 11/12/2026	MXN	5,000,000	301,511
QEP Resources, Inc.
6.800%, 03/01/2020		$5,000	5,156
SM Energy Company
6.125%, 11/15/2022 (S)		20,000	20,554
Statoil ASA
3.700%, 03/01/2024		56,000	57,799
3.950%, 05/15/2043		300,000	277,667
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		210,000	203,640
Tesoro Corp.
5.125%, 04/01/2024		45,000	45,225
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		55,000	57,063
6.250%, 10/15/2022 (S)		85,000	87,975
Williams Partners LP
3.600%, 03/15/2022		550,000	533,531
4.300%, 03/04/2024		465,000	456,718
WPX Energy, Inc.
5.250%, 09/15/2024		30,000	27,638
6.000%, 01/15/2022		20,000	19,750
			9,892,431
Financials - 14.4%
ABN AMRO Bank NV
2.450%, 06/04/2020 (S)		325,000	323,105
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		100,000	101,000
American Tower Corp.
3.400%, 02/15/2019		270,000	276,113
3.450%, 09/15/2021		375,000	372,788
5.000%, 02/15/2024		130,000	137,246
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		680,000	697,242
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	600,000	669,746

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$400,000	$430,000
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		200,000	140,750
Banco Santander SA (6.250% to
03/12/2019, then 5 year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	900,000	983,297
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		100,000	108,419
Bank of America Corp.
4.200%, 08/26/2024		$745,000	742,150
5.625%, 07/01/2020		295,000	332,123
6.400%, 08/28/2017		550,000	602,945
7.750%, 05/14/2038		825,000	1,095,331
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,130,000	1,229,265
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	216,750
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	200,000	236,348
Barclays PLC (8.250% to 12/15/2018,
then 5 year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$225,000	237,591
BPCE SA
4.000%, 04/15/2024		250,000	252,385
5.150%, 07/21/2024 (S)		240,000	243,103
5.700%, 10/22/2023 (S)		395,000	416,376
Brandywine Operating Partnership LP
4.950%, 04/15/2018		400,000	426,159
5.700%, 05/01/2017		300,000	319,712
Capital One Financial Corp.
6.150%, 09/01/2016		675,000	712,390
Capital One NA
1.650%, 02/05/2018		500,000	496,868
CIT Group, Inc.
5.500%, 02/15/2019 (S)		375,000	390,938
Citigroup, Inc.
4.300%, 11/20/2026		250,000	244,046
4.400%, 06/10/2025		325,000	323,301
5.500%, 09/13/2025		320,000	345,342
6.125%, 08/25/2036		532,000	605,977
6.675%, 09/13/2043		180,000	217,292
8.500%, 05/22/2019		625,000	761,803
CNO Financial Group, Inc.
5.250%, 05/30/2025		20,000	20,324
Credit Agricole SA
4.375%, 03/17/2025 (S)		295,000	282,586
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	275,000	308,117

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	$220,000
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	200,000	247,448
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		$100,000	104,555
Deutsche Bank AG
4.500%, 04/01/2025		550,000	523,651
Discover Financial Services
6.450%, 06/12/2017		485,000	526,672
Duke Realty LP
3.750%, 12/01/2024		145,000	143,181
Equity One, Inc.
6.000%, 09/15/2017		100,000	108,608
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		800,000	799,000
Export-Import Bank of India
2.750%, 08/12/2020		200,000	195,510
General Electric Capital Corp.
2.200%, 01/09/2020		685,000	684,232
5.875%, 01/14/2038		75,000	90,020
6.000%, 08/07/2019		66,000	75,390
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		200,000	218,750
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2068		195,000	219,131
HCP, Inc.
4.000%, 06/01/2025		400,000	391,003
4.200%, 03/01/2024		175,000	175,113
Health Care REIT, Inc.
4.500%, 01/15/2024		350,000	362,924
5.250%, 01/15/2022		481,000	525,691
HSBC Holdings PLC
6.500%, 09/15/2037		165,000	198,520
6.800%, 06/01/2038		355,000	437,248
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		400,000	400,500
Intercorp Peru, Ltd.
5.875%, 02/12/2025 (S)		100,000	100,340
Intesa Sanpaolo SpA
2.375%, 01/13/2017		400,000	401,919
JPMorgan Chase & Co.
2.750%, 06/23/2020		600,000	599,547
5.600%, 07/15/2041		75,000	84,746
5.625%, 08/16/2043		905,000	961,877
6.000%, 01/15/2018		600,000	660,604
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	120,000	130,939

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Kimco Realty Corp.
5.584%, 11/23/2015		$310,000	$315,279
6.875%, 10/01/2019		310,000	361,823
Liberty Property LP
3.375%, 06/15/2023		180,000	173,652
4.125%, 06/15/2022		150,000	152,591
6.625%, 10/01/2017		185,000	203,978
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	450,000	516,733
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	200,000	315,241
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$280,000	284,870
3.500%, 03/10/2025		235,000	231,755
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		140,000	151,819
8.875%, 06/01/2039 (S)		285,000	425,944
Morgan Stanley
3.950%, 04/23/2027		385,000	362,378
4.300%, 01/27/2045		450,000	418,888
4.350%, 09/08/2026		300,000	294,249
4.875%, 11/01/2022		111,000	117,934
6.625%, 04/01/2018		1,225,000	1,373,863
MSCI, Inc.
5.250%, 11/15/2024 (S)		30,000	30,375
Nationwide Building Society (6.875% to
06/20/2019, then 5 year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	460,000	713,740
Navient Corp.
5.500%, 01/15/2019		$120,000	122,354
7.250%, 01/25/2022		55,000	58,025
8.000%, 03/25/2020		10,000	11,150
8.450%, 06/15/2018		100,000	111,130
PNC Funding Corp.
5.625%, 02/01/2017		550,000	584,426
Prologis LP
3.350%, 02/01/2021		750,000	765,379
Realty Income Corp.
3.250%, 10/15/2022		245,000	237,552
6.750%, 08/15/2019		410,000	474,212
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		300,000	299,234
Santander Bank NA
8.750%, 05/30/2018		250,000	291,261
Societe Generale SA (6.750% to
04/07/2021, then 5 Year Euro Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	275,000	305,434
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$725,000	760,199
Standard Chartered PLC (6.500% to
04/02/2020, then 5 Year U.S. Swap
Rate + 4.889%)
04/02/2020 (Q)(S)		400,000	403,451

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	$200,000	$203,993
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,512,415
SunTrust Banks, Inc.
3.500%, 01/20/2017	510,000	525,136
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	93,534
7.250%, 02/01/2018	230,000	260,433
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	925,000	938,635
2.600%, 04/23/2020	405,000	402,617
5.150%, 05/22/2045	340,000	326,864
6.250%, 02/01/2041	255,000	300,835
6.750%, 10/01/2037	590,000	690,897
UDR, Inc.
3.700%, 10/01/2020	165,000	171,002
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)	200,000	196,000
Ventas Realty LP
4.750%, 06/01/2021	275,000	297,689
Wells Fargo & Company
3.000%, 02/19/2025	140,000	133,874
4.100%, 06/03/2026	755,000	756,931
5.606%, 01/15/2044	455,000	497,256
		43,063,077
Health care - 3.5%
AbbVie, Inc.
1.800%, 05/14/2018	525,000	523,040
2.500%, 05/14/2020	155,000	153,343
4.500%, 05/14/2035	285,000	277,971
Actavis Funding SCS
2.350%, 03/12/2018	975,000	980,178
3.000%, 03/12/2020	370,000	371,003
3.800%, 03/15/2025	530,000	519,842
3.850%, 06/15/2024	725,000	715,249
Anthem, Inc.
4.625%, 05/15/2042	225,000	204,955
5.100%, 01/15/2044	125,000	121,757
7.000%, 02/15/2019	360,000	410,890
Cardinal Health, Inc.
1.950%, 06/15/2018	145,000	145,166
3.500%, 11/15/2024	570,000	559,688
Celgene Corp.
4.625%, 05/15/2044	430,000	408,828
Community Health Systems, Inc.
5.125%, 08/01/2021	75,000	76,406
EMD Finance LLC
2.950%, 03/19/2022 (S)	350,000	342,253
HCA, Inc.
5.875%, 03/15/2022	130,000	141,375
6.500%, 02/15/2020	365,000	407,888
Hologic, Inc.
5.250%, 07/15/2022 (C)(S)	25,000	25,531
Laboratory Corp. of America Holdings
3.200%, 02/01/2022	205,000	201,884
McKesson Corp.
1.400%, 03/15/2018	305,000	301,531
Medtronic, Inc.
2.500%, 03/15/2020 (S)	510,000	510,411
3.150%, 03/15/2022 (S)	160,000	160,566
4.375%, 03/15/2035 (S)	425,000	420,447

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medtronic, Inc. (continued)
4.625%, 03/15/2045 (S)		$225,000	$226,918
Perrigo Company PLC
1.300%, 11/08/2016		200,000	199,133
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		35,000	35,175
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)		445,000	448,599
Tenet Healthcare Corp.
6.000%, 10/01/2020		385,000	410,506
UnitedHealth Group, Inc.
1.400%, 10/15/2017		375,000	375,353
WellCare Health Plans, Inc.
5.750%, 11/15/2020		85,000	88,400
Zimmer Holdings, Inc.
1.450%, 04/01/2017		565,000	565,115
			10,329,401
Industrials - 1.4%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		170,000	170,850
Air Lease Corp.
4.500%, 01/15/2016		475,000	481,828
Aircastle, Ltd.
5.500%, 02/15/2022		20,000	20,413
Canadian Pacific Railway Company
9.450%, 08/01/2021		175,000	234,251
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	19,800
5.250%, 08/01/2020		91,000	92,365
CNH Industrial Capital LLC
3.375%, 07/15/2019		25,000	24,250
EnerSys
5.000%, 04/30/2023 (S)		85,000	84,070
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		161,000	170,660
Hutchison Whampoa Europe Finance
13, Ltd. (3.750% to 05/10/2018, then
5 Year Euro Swap Rate + 2.941%)
05/10/2018 (Q)	EUR	105,000	118,815
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)		$685,000	705,837
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023		575,000	551,538
Oshkosh Corp.
5.375%, 03/01/2025		50,000	50,000
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)		625,000	632,616
4.875%, 07/11/2022 (S)		125,000	131,941
Ryder System, Inc.
2.550%, 06/01/2019		235,000	235,243
Sensata Technologies BV
5.000%, 10/01/2025 (S)		45,000	43,819
5.625%, 11/01/2024 (S)		10,000	10,300
The ADT Corp.
6.250%, 10/15/2021 (L)		200,000	210,000
United Rentals North America, Inc.
4.625%, 07/15/2023		45,000	44,127
5.500%, 07/15/2025		55,000	53,144
			4,085,867

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology - 1.2%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		$200,000	$209,500
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024		200,000	192,559
Apple, Inc.
3.450%, 02/09/2045		655,000	555,278
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		45,000	46,238
6.125%, 11/01/2023 (S)		55,000	56,513
Cardtronics, Inc.
5.125%, 08/01/2022 (S)		90,000	87,975
CommScope, Inc.
4.375%, 06/15/2020 (S)		50,000	50,500
NCR Corp.
4.625%, 02/15/2021		190,000	190,475
5.000%, 07/15/2022		20,000	20,275
Open Text Corp.
5.625%, 01/15/2023 (S)		35,000	34,650
Oracle Corp.
2.500%, 05/15/2022		800,000	776,048
QUALCOMM, Inc.
3.450%, 05/20/2025		475,000	462,156
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)		925,000	913,959
			3,596,126
Materials - 1.1%
ArcelorMittal
6.000%, 08/05/2020		205,000	214,225
Building Materials Corp. of America
5.375%, 11/15/2024 (S)		180,000	176,733
Cascades, Inc.
5.500%, 07/15/2022 (S)		30,000	29,025
5.750%, 07/15/2023 (S)		45,000	43,538
Cemex SAB de CV
4.375%, 03/05/2023 (S)	EUR	100,000	107,165
CF Industries, Inc.
4.950%, 06/01/2043		$225,000	209,808
5.150%, 03/15/2034		565,000	556,504
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		85,000	83,300
CRH America, Inc.
5.125%, 05/18/2045 (S)		290,000	285,756
Eagle Spinco, Inc.
4.625%, 02/15/2021		100,000	97,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		115,000	80,644
Freeport-McMoran, Inc.
4.000%, 11/14/2021		360,000	353,127
5.450%, 03/15/2043		100,000	83,233
Glencore Funding LLC
1.700%, 05/27/2016 (S)		405,000	405,441
Graphic Packaging International, Inc.
4.875%, 11/15/2022		90,000	90,450
Norbord, Inc.
6.250%, 04/15/2023 (S)		85,000	85,754
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		125,000	125,469
Southern Copper Corp.
5.250%, 11/08/2042		80,000	69,427
5.875%, 04/23/2045		125,000	118,900
Steel Dynamics, Inc.
5.125%, 10/01/2021		30,000	30,060
5.500%, 10/01/2024		45,000	45,000

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
United States Steel Corp.
7.375%, 04/01/2020		$90,000	$94,275
			3,384,834
Telecommunication services - 2.6%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	3,070,000	189,425
AT&T, Inc.
3.000%, 06/30/2022		$325,000	313,503
4.750%, 05/15/2046		305,000	276,118
Bharti Airtel, Ltd.
4.375%, 06/10/2025 (S)		200,000	196,747
Digicel Group, Ltd.
7.125%, 04/01/2022		210,000	197,400
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)		730,000	719,671
SBA Tower Trust
2.898%, 10/15/2019 (S)		505,000	507,138
2.933%, 12/15/2017 (S)		520,000	527,663
3.598%, 04/15/2018 (S)		730,000	727,435
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)		150,000	163,155
9.000%, 11/15/2018 (S)		80,000	90,341
Sprint Corp.
7.125%, 06/15/2024		195,000	180,882
T-Mobile USA, Inc.
6.125%, 01/15/2022		10,000	10,325
6.464%, 04/28/2019		155,000	159,650
6.500%, 01/15/2024		15,000	15,488
6.633%, 04/28/2021		65,000	67,438
6.731%, 04/28/2022		175,000	182,438
6.836%, 04/28/2023		25,000	26,281
Verizon Communications, Inc.
2.625%, 02/21/2020		411,000	409,728
4.272%, 01/15/2036 (S)		865,000	775,851
4.400%, 11/01/2034		225,000	210,588
4.672%, 03/15/2055 (S)		1,178,000	1,020,837
4.862%, 08/21/2046		315,000	293,748
5.012%, 08/21/2054		245,000	223,957
6.550%, 09/15/2043		76,000	88,859
			7,574,666
Utilities - 0.8%
AES Corp.
5.500%, 03/15/2024		195,000	188,858
Calpine Corp.
5.875%, 01/15/2024 (S)		35,000	37,013
CenterPoint Energy, Inc.
6.500%, 05/01/2018		165,000	185,642
DPL, Inc.
7.250%, 10/15/2021		45,000	47,475
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)		475,000	467,139
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)		345,000	338,100
Exelon Corp.
2.850%, 06/15/2020		300,000	301,270
NRG Energy, Inc.
6.250%, 07/15/2022		75,000	76,125
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038		145,000	203,281
Progress Energy, Inc.
7.000%, 10/30/2031		270,000	339,588

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Energy Corp.
6.200%, 04/01/2033	$217,000	$264,221
		2,448,712
TOTAL CORPORATE BONDS (Cost $99,499,314)		$99,064,020

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II,
9.700%, 04/01/2030	377,000	560,788
TOTAL CAPITAL PREFERRED SECURITIES (Cost $514,734)		$560,788

MUNICIPAL BONDS - 1.8%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	290,000	318,261
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	40,000	45,463
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	395,000	448,949
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	50,000	59,034
New Jersey State Turnpike Authority
7.414%, 01/01/2040	365,000	506,879
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	489,732
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	182,932
6.200%, 07/01/2039	525,000	202,151
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	195,000	75,034
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	710,000	273,315
State of California
7.300%, 10/01/2039	550,000	763,978
7.550%, 04/01/2039	395,000	571,142
7.600%, 11/01/2040	100,000	148,171
State of Illinois, GO
5.100%, 06/01/2033	105,000	97,456
5.665%, 03/01/2018	675,000	720,968
University of California
4.601%, 05/15/2031	495,000	519,280
5.770%, 05/15/2043	35,000	41,962
TOTAL MUNICIPAL BONDS (Cost $5,177,040)		$5,464,707

TERM LOANS (M) - 3.8%
Consumer discretionary - 1.5%
Acosta Holdco, Inc.
4.250%, 09/26/2021	99,500	99,148
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	527,466	524,452
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	112,346	112,736
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	522,006	521,676
CityCenter Holdings LLC
4.250%, 10/16/2020	204,585	204,475
Delta 2 Lux SARL
4.750%, 07/30/2021	150,000	149,016
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	319,868	319,557

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
ION Media Networks, Inc.
4.750%, 12/18/2020	$177,757	$177,535
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	238,844	237,270
PetSmart, Inc.
4.250%, 03/11/2022	230,000	229,634
Scientific Games International, Inc.
6.000%, 10/01/2021	114,425	114,269
Serta Simmons Holdings LLC
4.250%, 10/01/2019	226,566	226,537
SRAM LLC
4.031%, 04/10/2020	263,463	262,804
The ServiceMaster Company LLC
4.250%, 07/01/2021	444,364	444,681
Town Sports International LLC
4.500%, 11/15/2020	278,414	219,019
Tribune Media Company
4.000%, 12/27/2020	556,133	555,438
		4,398,247
Consumer staples - 0.2%
Albertson’s Holdings LLC
5.500%, 08/25/2021	209,475	210,380
The Brickman Group, Ltd. LLC
4.003%, 12/18/2020	241,331	239,923
		450,303
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018	122,790	83,958
Seadrill Operating LP
4.000%, 02/21/2021	108,622	81,776
Western Refining, Inc.
4.250%, 11/12/2020	147,750	147,058
		312,792
Financials - 0.3%
ARG IH Corp.
4.750%, 11/15/2020	108,625	108,897
Asurion LLC
4.250%, 07/08/2020	392,982	391,088
8.500%, 03/03/2021	145,000	147,030
Gardner Denver, Inc.
4.250%, 07/30/2020	393,000	383,519
		1,030,534
Health care - 0.3%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	201,925	197,098
Community Health Systems, Inc.
3.750%, 12/31/2019	38,249	38,233
4.000%, 01/27/2021	70,376	70,416
Endo Luxembourg Finance I Company
SARL TBD 06/11/2022 (T)	100,000	100,250
Medpace Holdings, Inc.
4.750%, 04/01/2021	99,623	99,789
Opal Acquisition, Inc.
5.000%, 11/27/2020	291,482	286,290
PRA Holdings, Inc.
4.500%, 09/23/2020	208,129	208,173
		1,000,249

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	$117,908	$98,158
Filtration Group, Inc.
4.250%, 11/21/2020	138,250	138,480
Fly Funding II SARL
3.500%, 08/09/2019	152,625	152,625
RBS Global, Inc.
4.000%, 08/21/2020	393,000	391,526
TransDigm, Inc.
3.500%, 05/14/2022	224,465	221,579
		1,002,368
Information technology - 0.4%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	116,237	116,356
First Data Corp.
TBD 06/23/2022 (T)	195,000	194,086
3.687%, 03/24/2018	150,000	149,438
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	319,321	319,520
SS&C Technologies Holdings, Inc.
TBD 06/23/2022 (T)	75,000	74,969
TBD 06/23/2022 (T)	20,000	19,992
Zayo Group LLC
3.750%, 05/06/2021	392,448	389,137
		1,263,498
Materials - 0.4%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	548,197	546,446
Coveris Holdings SA
4.500%, 05/08/2019	178,966	179,190
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	390,031	345,544
The Chemours Company
3.750%, 05/22/2022	70,000	69,563
		1,140,743
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	647,000	641,473
Level 3 Financing, Inc.
4.000%, 01/15/2020	200,000	199,750
		841,223
TOTAL TERM LOANS (Cost $11,629,003)		$11,439,957

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.3%
Commercial and residential - 13.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.445%, 01/25/2036 (P)	83,221	69,675
Series 2005-10, Class 6A21,
0.687%, 01/25/2036 (P)	122,355	105,849
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.507%, 11/25/2035 (P)	179,060	146,441
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	204,510	180,822
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	100,058	69,731
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.377%, 09/25/2046 (P)	58,998	43,395

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
American Home Mortgage
Assets Trust (continued)
Series 2006-3, Class 2A11,
1.098%, 10/25/2046 (P)	$75,614	$55,878
Series 2007-2, Class A1,
0.312%, 03/25/2047 (P)	46,005	36,430
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.936%, 02/10/2051 (P)	626,195	671,725
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.377%, 10/20/2036 (P)	166,937	124,591
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	330,000	348,407
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.357%, 01/25/2037 (P)	274,398	218,076
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1,
0.687%, 01/25/2036 (P)	348,693	286,789
Series 2005-9, Class 11A1,
0.707%, 11/25/2035 (P)	97,015	82,823
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.896%, 06/11/2040 (P)	300,000	318,265
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	322,747	340,456
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.367%, 10/25/2036 (P)	24,593	19,607
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	290,000	284,984
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
0.527%, 03/25/2035 (P)	21,896	18,035
Series 2007-12, Class A9,
5.750%, 08/25/2037	151,097	143,152
Series 2007-HY1, Class 1A1,
2.659%, 04/25/2037 (P)	25,919	24,125
Series 2007-HY4, Class 1A1,
2.554%, 09/25/2047 (P)	331,709	295,409
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.349%, 12/10/2049 (P)	252,293	271,994
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	785,000	854,421
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	395,000	418,140
Series 2014-GC23, Class XA IO,
1.294%, 07/10/2047	2,510,499	186,477
Series 2015-GC29, Class AA IO,
1.316%, 04/10/2048	2,133,718	171,860
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.480%, 01/15/2046 (P)	439,253	442,466
Series 2005-CD1, Class A4,
5.380%, 07/15/2044 (P)	386,239	386,543
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	850,000	885,601

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.239%, 12/10/2049 (P)	$646,027	$684,252
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.943%, 06/10/2046 (P)	446,953	457,480
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	260,000	278,637
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	405,111	432,397
Series 2013-CR9, Class A4,
4.376%, 07/10/2045 (P)	300,109	325,875
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	800,000	808,362
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	509,716
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	411,585
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	635,000	661,762
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	425,000	448,238
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	465,000	477,006
Commercial Mortgage Trust (Deutsche
Bank AG), Series 2014-LC15, Class A4
4.006%, 04/10/2047	305,000	322,902
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	28,597	28,587
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	525,117	542,405
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA IO
1.055%, 06/15/2057	5,730,068	355,602
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.337%, 03/25/2037 (P)	134,872	96,539
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.405%, 09/25/2043 (P)(S)	520,000	577,530
Series 2012-K706, Class B,
4.167%, 11/25/2044 (P)(S)	380,000	398,347
Series 2014-K503, Class B,
3.079%, 10/25/2047 (P)(S)	465,000	467,943
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	627,398
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.956%, 09/19/2035 (P)	86,556	80,798
Series 2006-AR1, Class 1A1,
3.031%, 04/19/2036 (P)	434,723	388,516
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	670,000	692,564
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	610,000	636,828
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	417,343

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.701%, 01/25/2036 (P)	$21,968	$20,326
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.518%, 09/19/2035 (P)	91,170	71,504
Series 2006-12, Class 2A13,
0.428%, 12/19/2036 (P)	419,158	285,227
Series 2006-12, Class 2A2A,
0.378%, 01/19/2038 (P)	132,171	111,451
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	825,000	819,331
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.634%, 12/25/2036 (P)	157,292	137,339
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR13, Class 1A1
2.592%, 08/25/2035 (P)	106,616	85,290
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	395,000	416,751
Series 2014-C21, Class A5,
3.775%, 08/15/2047	310,000	321,027
Series 2014-C22, Class A4,
3.801%, 09/15/2047	310,000	320,830
Series 2013-C17, Class A4,
4.199%, 01/15/2047	250,000	269,292
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.885%, 02/12/2049 (P)	598,424	634,928
Series 2008-C2, Series A4,
6.068%, 02/12/2051	432,970	467,899
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	474,294	491,644
Series 2013-C16, Class A4,
4.166%, 12/15/2046	530,000	567,245
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	837,289	845,161
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	877,077	915,671
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.771%, 05/25/2036 (P)	41,659	36,940
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	577,357	608,055
Series 2006-C4, Class A4,
6.028%, 06/15/2038 (P)	978,647	1,005,769
Series 2007-C2, Class A3,
5.430%, 02/15/2040	301,594	318,567
Lehman XS Trust, Series 2006-16N,
Class A4A 0.377%, 11/25/2046 (P)	314,737	252,541
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.608%, 07/25/2035 (P)	361,098	292,297
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.865%, 05/12/2039 (P)	500,000	510,572

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	$743,587	$774,992
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	577,872	615,397
Series 2007-9, Class A4,
5.700%, 09/12/2049	445,000	474,026
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	135,000	143,049
Series 2014-C17, Class A5,
3.741%, 08/15/2047	615,000	634,888
Series 2014-C19, Class XA IO,
1.315%, 12/15/2047	1,605,167	113,744
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	835,759	869,289
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	600,053	634,521
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	420,400	451,119
Series 2007-T27, Class A4,
5.826%, 06/11/2042 (P)	149,595	159,888
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	475,000	489,301
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	311,000	341,748
Residential Accredits Loans, Inc. Trust
Series 2006-QO7, Class 1A1,
0.958%, 09/25/2046 (P)	314,957	212,118
Series 2007-QH9, Class A1,
1.390%, 11/25/2037 (P)	169,465	108,310
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.037%, 04/25/2037 (P)	42,962	37,415
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.525%, 07/20/2037 (P)	30,806	26,223
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	605,000	616,114
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.487%, 09/25/2034 (P)	37,336	33,147
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	450,000	453,733
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D,
4.243%, 05/15/2048 (P)	40,000	34,564
Series 2015-NXS1, Class XA IO,
1.351%, 05/15/2048	2,142,497	171,706
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.686%, 10/25/2035 (P)	225,000	216,265
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	322,882
Series 2006-AR16, Class A1,
2.525%, 10/25/2036 (P)	264,052	245,994

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	$325,000	$348,712
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	326,378
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	636,016
Series 2014-C21, Class A5,
3.678%, 08/15/2047	485,000	500,375
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	600,000	640,379
		39,068,729
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.087%, 11/25/2024 (P)	95,000	98,009
Series 2014-C02, Class 2M2,
2.787%, 05/25/2024 (P)	40,000	36,495
Series 2014-C03, Class 1M2,
3.187%, 07/25/2024 (P)	220,000	204,240
Series 2014-C03, Class 2M2,
3.087%, 07/25/2024 (P)	155,000	143,436
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.065%, 09/16/2035	149,817	32,536
		514,716
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $40,103,224)		$39,583,445

ASSET BACKED SECURITIES - 15.6%
ABFC Trust, Series 2006-HE1, Class A2D
0.407%, 01/25/2037 (P)	182,216	113,483
Apidos CLO XVII
Series 2014-17A, Class A1A,
1.774%, 04/17/2026 (P)(S)	1,200,000	1,199,431
Series 2014-17A, Class A2A,
2.324%, 04/17/2026 (P)(S)	1,190,000	1,190,752
Apidos CLO XX, Series 2015-20A,
Class A1 1.766%, 01/16/2027 (P)(S)	700,000	700,969
Apidos CLO XXI, Series 2015-21A,
Class A1 1.707%, 07/18/2027 (P)(S)	1,170,000	1,167,928
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.826%, 07/16/2026 (P)(S)	265,000	265,237
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
1.797%, 04/25/2026 (P)(S)	885,000	885,504
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
1.726%, 08/05/2027 (P)(S)	1,230,000	1,228,352
Babson CLO, Ltd., Series 2015-IA,
Class A 1.709%, 04/20/2027 (P)(S)	1,205,000	1,204,829
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	146,667	146,820
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.071%, 04/20/2022 (P)(S)	350,000	349,978
Series 2014-4, Class B,
2.700%, 10/15/2026 (P)(S)	305,000	306,843
Series 2014-4A, Class A1,
1.775%, 10/15/2026 (P)(S)	425,000	425,107

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Carlyle Global Market Strategies (continued)
Series 2015-2A, Class A1,
1.744%, 04/27/2027 (P)(S)	$770,000	$770,049
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.578%, 01/30/2025 (P)(S)	665,000	661,612
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.767%, 07/27/2026 (P)(S)	595,000	594,902
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.756%, 11/07/2026 (P)(S)	445,000	445,058
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
1.767%, 04/17/2026 (P)(S)	770,000	781,154
Series 2015-23A, Class A2A,
2.327%, 04/17/2026 (P)(S)	310,000	309,882
CIFC Funding, Ltd., Series 2012-2A,
Class A1R 1.636%, 12/05/2024 (S)	910,000	909,963
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	111,217	111,781
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	135,677	135,877
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	387,426	387,872
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	450,000	451,609
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	700,000	700,125
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	770,000	772,458
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.569%, 11/15/2023 (P)(S)	850,000	847,334
Series 2015-38A, Class A,
1.697%, 07/15/2027 (P)(S)	660,000	659,795
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	120,000	120,455
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	360,000	360,789
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	245,000	245,336
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	635,000	634,447
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	170,000	170,079
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	150,774	150,578
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	150,000	150,469
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.812%, 01/24/2027 (P)(S)	895,000	894,859
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.375%, 07/15/2026 (P)(S)	530,000	530,396
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	130,000	130,761
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	568,400	325,506
Series 2006-20, Class 2A1A,
0.237%, 12/25/2046 (P)	554,958	383,972

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust (continued)
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	$226,646	$130,526
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	325,000	309,601
Series 2007-3, Class 1A2,
0.357%, 03/25/2047 (P)	540,298	273,463
GSAMP Trust, Series 2007-FM2,
Class A2B 0.277%, 01/25/2037 (P)	343,069	204,285
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
1.271%, 05/05/2027 (P)(S)	485,000	483,714
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	292,432
ING IM CLO, Ltd., Series 2012-1RA,
Class A2R 2.136%, 03/14/2022 (P)(S)	500,000	499,919
Louisiana Local Government
Environmental Facilities &
Communities Development Authority,
Series 2010-ELL, Class A2
2.470%, 02/01/2019	847,465	851,177
Madison Park Funding IX, Ltd.,
Series 2012-9AR, Class AR
1.570%, 08/15/2022 (P)(S)	1,241,000	1,238,339
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.425%, 07/20/2026 (P)(S)	530,000	531,022
Magnetite IX, Ltd., Series 2014-9A,
Class A1 1.697%, 07/25/2026 (P)(S)	915,000	913,041
Magnetite VIII, Ltd., Series 2014-8A,
Class A 1.755%, 04/15/2026 (P)(S)	625,000	625,126
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.817%, 04/15/2027 (P)(S)	555,000	555,285
Marine Park CLO, Ltd., Series 2012-1A,
Class A1AR 1.562%, 10/12/2023 (C)(P)	785,000	785,000
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.417%, 04/25/2037 (P)	175,000	118,454
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.908%, 02/15/2026 (P)(S)	775,000	774,974
OCP CLO, Ltd., Series 2015-8A,
Class A1 1.804%, 04/17/2027 (P)(S)	1,065,000	1,064,625
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.696%, 11/20/2023 (P)(S)	565,000	564,982
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 1.769%, 02/15/2027 (P)(S)	910,000	909,615
OZLM XII, Ltd., Series 2015-12A,
Class A1 1.726%, 04/30/2027 (P)(S)	1,025,000	1,021,516
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	339,330
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.768%, 04/15/2027 (P)(S)	945,000	944,654
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	177,089	177,275
Series 2013-5, Class B,
1.550%, 10/15/2018	475,000	477,386
Series 2013-5, Class C,
2.250%, 06/17/2019	110,000	111,320

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto
Receivables Trust (continued)
Series 2014-1, Class C,
2.360%, 04/15/2020	$470,000	$473,157
Series 2014-4, Class B,
1.820%, 05/15/2019	185,000	185,230
Series 2015-2, Class B,
1.830%, 01/15/2020	735,000	733,336
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.277%, 07/25/2036 (P)	188,093	93,542
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.645%, 01/21/2026 (P)(S)	623,000	617,346
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
1.792%, 04/15/2027 (P)(S)	755,000	752,849
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.367%, 07/25/2037 (P)	45,000	27,991
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	615,048	618,811
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	715,000	715,894
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.544%, 07/23/2023 (P)(S)	1,235,000	1,233,695
Treman Park CLO LLC, Series 2015-1A,
Class A 1.761%, 04/20/2027 (P)(S)	775,000	775,370
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.575%, 11/14/2022 (P)(S)	1,085,000	1,082,827
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 1.772%, 07/15/2027 (C)(P)(S)	915,000	914,476
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	99,825	99,875
Voya CLO, Ltd.
Series 2012-3AR, Class BR,
2.225%, 10/15/2022 (P)(S)	550,000	549,983
Series 2015-1A, Class A1,
1.755%, 04/18/2027 (P)(S)	730,000	729,942
Series 2015-1A, Class A2,
2.375%, 04/18/2027 (P)(S)	255,000	254,858
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	795,000	796,629
TOTAL ASSET BACKED SECURITIES (Cost $46,559,605)		$46,675,223

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	23,000	$597,080
TOTAL PREFERRED SECURITIES (Cost $644,000)		$597,080

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/08/2015;
Strike Price: EUR 1.12; Counterparty:
Bank of America NA) (I)	270,000	1,758

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/15/2015;
Strike Price: EUR 1.13; Counterparty:
Goldman Sachs International) (I)	35,000	$260
		2,018
TOTAL PURCHASED OPTIONS (Cost $5,319)		$2,018

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.1769% (W)(Y)	18,999	190,093
TOTAL SECURITIES LENDING
COLLATERAL (Cost $190,095)		$190,093

SHORT-TERM INVESTMENTS - 21.5%
Repurchase agreement - 21.5%
Goldman Sachs Tri-Party Repurchase
Agreement dated 06/30/2015 at 0.130%
to be repurchased at $32,800,118 on
07/01/2015, collateralized by
$13,314,052 Federal National Mortgage
Association, 4.000% due 05/01/2026 -
07/01/2041 (valued at $14,147,406,
including interest) and $18,097,903
Federal Home Loan Mortgage Corp.,
3.500% - 4.500% due 04/01/2026 -
05/01/2041 (valued at $19,308,594,
including interest)	$32,800,000	$32,800,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2015 at 0.130%
to be repurchased at $31,400,113 on
07/01/2015, collateralized by
$32,871,500 U.S. Treasury Notes,
1.500% due 01/31/2022 (valued at
$32,028,033, including interest)	31,400,000	31,400,000
		64,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $64,200,000)		$64,200,000
Total Investments (Investment Quality Bond Trust)
(Cost $396,747,539) - 132.2%		$394,906,757
Other assets and liabilities, net - (32.2%)		(96,258,043)
TOTAL NET ASSETS - 100.0%		$298,648,714

Money Market Trust

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 63.3%
Air Liquide US LLC
0.160%, 07/20/2015 *	$25,000,000	24,997,889
0.160%, 07/22/2015 *	1,825,000	1,824,830
0.210%, 07/06/2015 *	50,000,000	49,998,542
0.210%, 08/06/2015 *	10,000,000	9,997,900
American Honda Finance Corp.
0.150%, 07/22/2015*	25,000,000	24,997,813
Bank of Nova Scotia
0.210%, 08/24/2015 *	21,590,000	21,583,199
0.245%, 09/21/2015 *	35,313,000	35,293,293
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.240%, 07/10/2015 *	57,000,000	56,996,580

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (continued)
0.240%, 07/13/2015 *	$20,000,000	$19,998,400
0.240%, 07/16/2015 *	21,000,000	20,997,900
BNP Paribas SA
0.230%, 08/12/2015 *	40,000,000	39,989,267
0.230%, 09/01/2015 *	55,000,000	54,978,214
CAFCO LLC
0.170%, 08/25/2015*	41,600,000	41,589,196
Caisse Centrale Desjardins
0.190%, 08/12/2015 *	55,000,000	54,987,808
0.200%, 09/09/2015 *	25,000,000	24,990,278
Cargill, Inc.
0.070%, 07/06/2015 *	30,000,000	29,999,708
0.080%, 07/06/2015*	65,000,000	64,999,278
CPPIB Capital, Inc.
0.120%, 08/14/2015*	7,670,000	7,668,875
Electricite de France SA
0.150%, 08/17/2015 *	13,230,000	13,227,409
0.170%, 07/23/2015 *	25,000,000	24,997,403
General Electric Capital Corp.
0.150%, 09/02/2015*	12,000,000	11,996,850
MetLife Short Term Funding LLC
0.130%, 07/02/2015 *	30,000,000	29,999,892
0.150%, 08/24/2015 *	20,978,000	20,973,280
0.180%, 08/07/2015 *	17,000,000	16,996,855
0.180%, 08/24/2015*	25,000,000	24,993,250
National Bank of Canada
0.210%, 07/23/2015*	50,080,000	50,073,573
National Rural Utilities Cooperative
Finance Corp.
0.100%, 07/02/2015*	15,000,000	14,999,958
Old Line Funding LLC
0.150%, 07/20/2015 *	16,700,000	16,698,678
0.200%, 09/08/2015 *	10,930,000	10,925,810
0.200%, 09/17/2015 *	60,000,000	59,974,000
Thunder Bay Funding LLC
0.170%, 08/20/2015 *	18,476,000	18,471,638
0.180%, 08/17/2015 *	50,000,000	49,988,250
0.200%, 09/16/2015 *	5,000,000	4,997,861
Toronto-Dominion Holdings USA, Inc.
0.190%, 09/11/2015 *	76,000,000	75,971,120
0.200%, 09/14/2015 *	13,630,000	13,624,321
Toyota Motor Credit Corp.
0.140%, 07/23/2015 *	40,900,000	40,896,501
0.150%, 09/14/2015 *	50,510,000	50,494,216
Wal-Mart Stores, Inc.
0.070%, 07/13/2015*	86,000,000	85,997,993
Westpac Banking Corp.
0.200%, 09/08/2015*	20,000,000	19,992,333
TOTAL COMMERCIAL PAPER (Cost $1,242,180,161)		$1,242,180,161

CORPORATE INTEREST-BEARING OBLIGATIONS - 4.6%
Commonwealth Bank of Australia
0.264%, 12/02/2015 (P)(S)*	26,000,000	26,000,000
Wells Fargo & Company
0.479%, 10/28/2015 (P)*	35,000,000	35,013,883
1.500%, 07/01/2015 *	28,000,000	28,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $89,013,883)		$89,013,883

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 11.5%
U.S. Government - 11.0%
U.S. Treasury Bill
0.063%, 08/20/2015 *	$60,000,000	$59,994,792
0.065%, 08/20/2015 to 08/27/2015 *	97,000,000	96,990,864
0.070%, 11/05/2015 *	25,000,000	24,993,826
U.S. Treasury Note 4.500%, 11/15/2015 *	33,750,000	34,301,687
U.S. Government Agency - 0.5%
Federal Home Loan Bank
0.070%, 07/08/2015 to 08/19/2015 *	9,700,000	9,699,565
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $225,980,734)		$225,980,734

CERTIFICATE OF DEPOSIT - 21.0%
Bank of Montreal
0.040%, 07/01/2015*	51,000,000	51,000,000
0.120%, 07/02/2015 *	27,000,000	27,000,000
0.190%, 07/01/2015 *	18,000,000	18,000,000
Bank of Nova Scotia
0.260%, 07/09/2015*	16,650,000	16,650,369
Canadian Imperial Bank of Commerce
0.130%, 07/02/2015 *	40,000,000	40,000,000
0.130%, 08/04/2015 *	55,000,000	55,000,000
Credit Suisse New York
0.240%, 07/31/2015 *	34,000,000	34,000,000
0.260%, 08/14/2015 *	45,710,000	45,710,000
National Bank of Canada
0.306%, 12/29/2015 (P)*	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp.
0.180%, 07/06/2015 *	60,000,000	60,000,000
0.250%, 09/01/2015 *	35,000,000	35,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $412,360,369)		$412,360,369
Total Investments (Money Market Trust)
(Cost $1,969,535,147) - 100.4%		$1,969,535,147
Other assets and liabilities, net - (0.4%)		(7,310,465)
TOTAL NET ASSETS - 100.0%		$1,962,224,682

Money Market Trust B

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER - 59.0%
Air Liquide US LLC 0.160%, 07/17/2015 *	$12,000,000	$11,999,147
American Honda Finance Corp. 0.150%,
07/22/2015 *	10,000,000	9,999,125
Australia & New Zealand Banking Group, Ltd.
0.150%, 07/30/2015 *	5,000,000	4,999,396
Bank of Nova Scotia 0.210%, 08/24/2015 *	4,410,000	4,408,611
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.240%, 07/08/2015 *	7,000,000	6,999,673
0.250%, 09/01/2015 *	11,000,000	10,995,264
BNP Paribas SA 0.230%, 09/01/2015 *	18,000,000	17,992,870
CAFCO LLC 0.170%, 08/25/2015 *	10,000,000	9,997,403
Caisse Centrale Desjardins
0.180%, 07/07/2015 *	9,000,000	8,999,730
0.190%, 08/12/2015 *	10,000,000	9,997,783
Cargill, Inc.
0.070%, 07/02/2015 *	12,475,000	12,474,978
0.080%, 07/06/2015 *	5,500,000	5,499,939

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Electricite de France SA
0.150%, 08/17/2015 *	$7,070,000	$7,068,615
0.170%, 07/23/2015 *	10,000,000	9,998,961
General Electric Capital Corp. 0.150%,
09/02/2015 *	3,000,000	2,999,213
MetLife Short Term Funding LLC
0.170%, 08/24/2015 *	8,670,000	8,667,789
0.180%, 08/07/2015 *	6,000,000	5,998,890
0.180%, 08/24/2015*	3,500,000	3,499,055
National Bank of Canada 0.210%,
07/23/2015 *	9,920,000	9,918,727
Old Line Funding LLC
0.200%, 09/08/2015 *	8,660,000	8,656,680
0.200%, 09/17/2015 *	9,000,000	8,996,100
Thunder Bay Funding LLC 0.200%,
09/16/2015 *	10,000,000	9,995,722
Toronto-Dominion Holdings USA, Inc.
0.190%, 09/11/2015 *	19,000,000	18,992,780
Toyota Motor Credit Corp.
0.140%, 07/23/2015 *	3,200,000	3,199,726
0.150%, 09/14/2015 *	2,800,000	2,799,125
Wal-Mart Stores, Inc. 0.070%, 07/13/2015 *	5,000,000	4,999,883
Westpac Banking Corp. 0.200%, 09/08/2015 *	5,000,000	4,998,083
TOTAL COMMERCIAL PAPER (Cost $225,153,268)		$225,153,268

CORPORATE INTEREST-BEARING OBLIGATIONS - 4.4%
Commonwealth Bank of Australia
0.264%, 12/02/2015 (P)(S)*	4,000,000	4,000,000
Wells Fargo & Company
0.479%, 10/28/2015 (P)*	7,000,000	7,002,777
1.500%, 07/01/2015 *	5,620,000	5,620,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $16,622,777)		$16,622,777

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 14.6%
U.S. Government - 11.4%
U.S. Treasury Bill
0.063%, 08/20/2015 *	10,000,000	9,999,132
0.065%, 08/20/2015 to 08/27/2015 *	19,000,000	18,998,209
0.070%, 11/05/2015 *	8,000,000	7,998,024
U.S. Treasury Note 4.500%, 11/15/2015 *	6,250,000	6,352,164
U.S. Government Agency - 3.2%
Federal Home Loan Bank
0.050%, 08/07/2015 *	6,400,000	6,399,671
0.063%, 08/26/2015 *	5,845,000	5,844,427
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $55,591,627)		$55,591,627

CERTIFICATE OF DEPOSIT - 21.7%
Bank of Montreal
0.040%, 07/01/2015*	14,000,000	14,000,000
0.190%, 07/01/2015 *	4,000,000	4,000,000
Bank of Nova Scotia
0.260%, 07/09/2015 *	3,350,000	3,350,074
0.260%, 08/03/2015 *	10,000,000	10,000,915
Canadian Imperial Bank of Commerce
0.130%, 07/02/2015 *	5,000,000	5,000,000
0.130%, 08/04/2015 *	10,000,000	10,000,000
Credit Suisse New York
0.240%, 07/31/2015 *	6,000,000	6,000,000
0.260%, 08/14/2015 *	10,000,000	10,000,000

Money Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CERTIFICATE OF DEPOSIT (continued)
National Bank of Canada
0.306%, 12/29/2015 (P)*	$6,000,000	$6,000,000
Sumitomo Mitsui Banking Corp.
0.240%, 08/07/2015 *	6,585,000	6,585,202
0.240%, 08/10/2015 *	8,000,000	8,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $82,936,191)		$82,936,191
Total Investments (Money Market Trust B)
(Cost $380,303,863) - 99.7%		$380,303,863
Other assets and liabilities, net - 0.3%		1,060,434
TOTAL NET ASSETS - 100.0%		$381,364,297

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 44.5%
U.S. Government - 17.7%
Treasury Inflation Protected Securities
0.125%, 07/15/2024 (C)	$2,361,397	$2,297,011
0.250%, 01/15/2025	1,628,142	1,592,377
0.625%, 01/15/2024	22,377,656	22,708,084
1.875%, 07/15/2015	6,415,983	6,433,524
U.S. Treasury Bonds
3.000%, 11/15/2044 to 05/15/2045	23,955,000	23,326,386
3.125%, 02/15/2043	38,055,000	37,927,173
3.375%, 05/15/2044	9,275,000	9,696,002
5.375%, 02/15/2031	12,650,000	16,970,759
U.S. Treasury Notes
0.375%, 08/31/2015	8,800,000	8,804,127
0.625%, 11/30/2017	28,580,000	28,441,558
0.875%, 02/28/2017	34,400,000	34,572,000
1.250%, 10/31/2018	24,540,000	24,607,092
1.500%, 05/31/2019 to 11/30/2019	55,035,000	55,271,869
2.000%, 08/31/2021	9,020,000	9,041,143
2.625%, 04/30/2016 (D)	6,640,000	6,766,572
U.S. Treasury Strips, PO
2.285%, 05/15/2021	220,000	195,588
		288,651,265
U.S. Government Agency - 26.8%
Federal Home Loan Mortgage Corp.
2.091%, 09/01/2035 (P)	20,382	21,552
2.245%, 01/01/2036 (P)	1,011	1,075
2.250%, 04/01/2037 (P)	83,767	88,777
2.255%, 07/01/2035 (P)	26,348	28,236
2.274%, 06/01/2037 (P)	202,927	215,401
2.281%, 06/01/2038 (P)	37,773	40,457
2.285%, 09/01/2032 to 03/01/2036 (P)	55,607	59,209
2.299%, 07/01/2035 (P)	15,927	16,931
2.357%, 01/01/2037 (P)	27,365	29,211
2.361%, 02/01/2035 (P)	50,615	53,807
2.365%, 10/01/2036 (P)	119,973	128,704
2.370%, 01/01/2036 (P)	67,996	72,737
2.393%, 02/01/2037 (P)	84,681	90,647
2.425%, 05/01/2037 (P)	24,225	25,842
2.478%, 11/01/2035 (P)	16,480	17,672
2.500%, 05/01/2028	3,773,711	3,836,655
2.583%, 02/01/2037 (P)	90,780	97,348
2.701%, 02/01/2038 (P)	75,118	80,553

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.733%, 02/01/2037 (P)	$31,029	$33,274
3.000%, 01/01/2043 to 06/01/2043	17,956,684	17,894,015
3.500%, 03/01/2043	7,009,846	7,221,784
4.000%, 05/01/2026 to 02/01/2041	12,813,386	13,626,259
4.500%, 11/01/2018 to 10/01/2039	9,673,168	10,465,020
5.000%, 10/01/2018 to 08/01/2040	3,782,084	4,179,917
5.500%, 03/01/2018 to 12/01/2039	312,491	343,863
5.804%, 12/01/2036 (P)	20,689	22,186
5.950%, 10/01/2036 (P)	42,019	45,072
6.000%, 04/01/2017 to 08/01/2038	763,382	866,514
6.043%, 11/01/2036 (P)	17,957	19,256
6.106%, 10/01/2036 (P)	40,074	42,876
6.421%, 08/01/2036 (P)	12,920	13,854
6.500%, 05/01/2017 to 03/01/2037	220,573	254,935
7.000%, 02/01/2024 to 06/01/2032	5,919	6,907
7.500%, 05/01/2024 to 06/01/2024	728	838
Federal National Mortgage Association
1.737%, 10/01/2033 (P)	27,033	28,144
1.861%, 12/01/2035 (P)	6,585	6,949
2.042%, 07/01/2035 (P)	20,682	21,824
2.103%, 12/01/2035 (P)	5,751	6,075
2.106%, 07/01/2027 (P)	298	305
2.142%, 09/01/2035 (P)	86,374	91,585
2.192%, 08/01/2037 (P)	39,768	42,646
2.208%, 11/01/2035 (P)	55,282	58,586
2.217%, 08/01/2036 (P)	78,872	83,905
2.218%, 07/01/2036 (P)	170,874	182,811
2.366%, 08/01/2038 (P)	15,674	16,808
2.395%, 12/01/2035 (P)	2,558	2,743
2.398%, 05/01/2038 (P)	142,793	153,124
2.412%, 05/01/2038 (P)	75,707	80,878
2.455%, 04/01/2038 (P)	33,607	36,039
2.460%, 05/01/2038 (P)	31,485	33,763
2.461%, 12/01/2035 (P)	11,564	12,360
2.500%, 10/01/2027 to 01/01/2043	23,803,209	23,923,688
2.651%, 12/01/2036 (P)	80,653	86,488
3.000%, TBA (C)	14,610,000	14,523,253
3.000%, 01/01/2027 to 10/01/2043	41,880,535	42,202,919
3.500%, TBA (C)	3,990,000	4,129,341
3.500%, 10/01/2042 to 04/01/2045	15,403,734	15,890,705
4.000%, TBA (C)	5,585,000	5,909,628
4.000%, 11/01/2025 to 01/01/2042	31,548,839	33,587,878
4.375%, 10/15/2015	825,000	834,922
4.500%, 05/01/2019 to 09/01/2042	32,901,497	35,579,431
5.000%, 05/01/2018 to 07/01/2042	25,661,201	28,466,582
5.000%, 10/01/2033 to 07/01/2035 (C)	521,969	577,932
5.500%, 11/01/2015 to 09/01/2041	15,601,657	17,628,126
5.685%, 01/01/2019 (P)	140	147
6.000%, 09/01/2017 to 10/01/2038	12,366,558	14,094,381
6.060%, 09/01/2036 (P)	4,961	5,320
6.500%, 11/01/2015 to 06/01/2039	3,367,755	3,871,559
7.000%, 12/01/2029 to 04/01/2037	15,820	18,527
Government National
Mortgage Association
2.500%, 11/20/2042 to 07/20/2043	10,064,321	9,742,893
2.500%, 02/15/2043 (C)	734,267	711,720
3.000%, TBA (C)	5,135,000	5,418,727
3.000%, 09/20/2044 to 12/20/2044	16,595,912	16,754,759
3.500%, TBA (C)	1,090,000	1,129,257
3.500%, 09/15/2041 to 04/20/2045	42,797,105	44,417,489
4.000%, 09/20/2040 to 03/20/2045	25,509,477	27,082,951

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.500%, 01/15/2019 to 09/20/2040		$9,877,375	$10,752,502
5.000%, 01/15/2019 to 03/20/2041		6,914,528	7,675,557
5.500%, 02/15/2029 to 06/20/2044		5,439,603	6,147,859
6.000%, 02/15/2016 to 07/20/2039		3,100,484	3,523,125
6.500%, 08/15/2016 to 09/15/2038		1,874,034	2,155,443
7.000%, 04/15/2017 to 10/20/2036		781,419	915,053
9.250%, 02/15/2017 to 12/15/2019		1,574	1,771
9.750%, 07/15/2017 to 02/15/2021		1,879	2,181
10.250%, 11/15/2020		1,129	1,325
			438,563,368
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $719,268,716)			$727,214,633

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Bermuda - 0.3%
Government of Bermuda
4.138%, 01/03/2023 (S)		2,075,000	2,092,150
5.603%, 07/20/2020 (S)		2,190,000	2,430,900
			4,523,050
Brazil - 0.5%
Federative Republic of Brazil
6.000%, 08/15/2020 to 08/15/2050	BRL	4,751,000	4,071,731
10.000%, 01/01/2021		13,595,000	3,933,490
			8,005,221
Iceland - 0.1%
Republic of Iceland
5.875%, 05/11/2022		$1,230,000	1,387,332
Mexico - 0.8%
Government of Mexico
4.000%, 06/13/2019	MXN	20,473,875	1,411,252
4.500%, 12/04/2025		22,109,675	1,607,810
6.500%, 06/10/2021		59,320,000	3,929,986
7.750%, 12/14/2017 to 11/13/2042		83,115,000	5,790,013
8.500%, 11/18/2038		16,590,000	1,262,549
			14,001,610
Morocco - 0.2%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		$2,580,000	2,631,600
Poland - 0.1%
Republic of Poland
5.750%, 10/25/2021	PLN	7,500,000	2,312,234
South Africa - 0.3%
Republic of South Africa
5.875%, 09/16/2025		$2,565,000	2,841,620
6.750%, 03/31/2021	ZAR	31,680,000	2,463,884
			5,305,504
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $41,897,396)			$38,166,551

CORPORATE BONDS - 29.3%
Consumer discretionary - 4.4%
21st Century Fox America, Inc.
4.750%, 09/15/2044		$3,790,000	3,692,279
Altice SA
7.625%, 02/15/2025 (S)		2,175,000	2,044,500

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc.
3.800%, 12/05/2024	$2,535,000	$2,540,790
4.950%, 12/05/2044	5,310,000	5,156,143
CCO Holdings LLC
6.625%, 01/31/2022	1,530,000	1,595,025
Comcast Corp.
4.200%, 08/15/2034	1,075,000	1,033,664
Delphi Corp.
4.150%, 03/15/2024	1,770,000	1,827,233
5.000%, 02/15/2023	1,885,000	2,007,525
DISH DBS Corp.
5.125%, 05/01/2020	2,335,000	2,361,269
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)	2,375,000	2,481,875
General Motors Company
4.000%, 04/01/2025	1,560,000	1,533,926
5.200%, 04/01/2045	1,220,000	1,209,524
6.250%, 10/02/2043	1,845,000	2,054,341
General Motors Financial Company, Inc.
6.750%, 06/01/2018	2,285,000	2,549,448
Hyatt Hotels Corp.
3.875%, 08/15/2016	2,260,000	2,321,029
INVISTA Finance LLC
4.250%, 10/15/2019 (S)	1,115,000	1,098,275
New Red Finance, Inc.
4.625%, 01/15/2022 (S)	850,000	837,250
Newell Rubbermaid, Inc.
2.050%, 12/01/2017	1,250,000	1,261,364
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,344,720
Omnicom Group, Inc.
3.650%, 11/01/2024	2,815,000	2,751,643
QVC, Inc.
3.125%, 04/01/2019	3,475,000	3,449,275
4.375%, 03/15/2023	445,000	436,843
4.850%, 04/01/2024	2,430,000	2,430,617
5.125%, 07/02/2022	975,000	1,002,924
Sabre GLBL, Inc.
5.375%, 04/15/2023 (S)	400,000	394,000
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	4,271,000	4,463,195
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,595,953
4.000%, 03/15/2022	2,365,000	2,416,420
The Priceline Group, Inc.
3.650%, 03/15/2025	2,135,000	2,075,295
Time Warner Cable, Inc.
4.000%, 09/01/2021	160,000	164,093
5.000%, 02/01/2020	385,000	414,468
6.550%, 05/01/2037	785,000	814,958
6.750%, 07/01/2018 to 06/15/2039	995,000	1,071,019
8.250%, 04/01/2019	940,000	1,104,818
8.750%, 02/14/2019	90,000	106,822
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	800,000	776,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	860,000	905,150
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,975,719
		72,299,392
Consumer staples - 0.4%
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,147,841

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Reynolds American, Inc. (continued)
5.850%, 08/15/2045	$1,960,000	$2,060,724
Rite Aid Corp.
6.125%, 04/01/2023 (S)	425,000	437,750
Tyson Foods, Inc.
3.950%, 08/15/2024	2,270,000	2,283,450
		5,929,765
Energy - 4.0%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	280,000	275,505
6.375%, 09/15/2017	1,730,000	1,898,004
Chesapeake Energy Corp.
6.625%, 08/15/2020	300,000	292,500
Continental Resources, Inc.
5.000%, 09/15/2022	4,060,000	3,981,362
DCP Midstream Operating LP
3.875%, 03/15/2023	1,890,000	1,744,056
Ecopetrol SA
4.125%, 01/16/2025	2,040,000	1,882,512
5.875%, 05/28/2045	600,000	529,500
Energy Transfer Partners LP
5.200%, 02/01/2022	135,000	141,205
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	2,989,065
KazMunayGas National Company JSC
9.125%, 07/02/2018	800,000	904,000
Newfield Exploration Company
5.375%, 01/01/2026	575,000	569,250
5.625%, 07/01/2024	625,000	631,250
5.750%, 01/30/2022	865,000	882,300
Noble Energy, Inc.
4.150%, 12/15/2021	1,775,000	1,847,163
6.000%, 03/01/2041	2,665,000	2,812,558
Noble Holding International, Ltd.
5.950%, 04/01/2025	2,230,000	2,195,700
Occidental Petroleum Corp.
3.500%, 06/15/2025	2,440,000	2,427,746
Origin Energy Finance, Ltd.
3.500%, 10/09/2018 (S)	1,905,000	1,953,092
Pertamina Persero PT
4.300%, 05/20/2023	705,000	675,038
6.450%, 05/30/2044 (S)	1,055,000	1,039,175
Petrobras Global Finance BV
4.375%, 05/20/2023	80,000	69,736
5.750%, 01/20/2020	735,000	728,267
7.875%, 03/15/2019	866,000	919,631
Petroleos Mexicanos
5.500%, 06/27/2044	3,855,000	3,546,600
6.500%, 06/02/2041	1,775,000	1,857,005
Range Resources Corp.
4.875%, 05/15/2025 (S)	500,000	485,700
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,180,641
SESI LLC
6.375%, 05/01/2019	3,325,000	3,381,525
7.125%, 12/15/2021	225,000	238,500
Shell International Finance BV
2.125%, 05/11/2020	2,490,000	2,484,129
3.250%, 05/11/2025	5,110,000	5,052,334
SM Energy Company
5.625%, 06/01/2025	325,000	321,685
Southern California Gas Company
3.200%, 06/15/2025	3,295,000	3,297,652

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Southwestern Energy Company
4.950%, 01/23/2025	$2,435,000	$2,456,664
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	300,000	304,500
The Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	2,980,576
7.750%, 06/15/2031	260,000	289,556
8.750%, 03/15/2032	850,000	1,028,510
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,540,970
Whiting Petroleum Corp.
6.250%, 04/01/2023 (S)	425,000	421,813
Williams Partners LP
6.300%, 04/15/2040	2,365,000	2,395,404
		65,652,379
Financials - 10.2%
ABN AMRO Bank NV
6.250%, 04/27/2022	3,026,000	3,357,580
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,359,969
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,006,725
Bank of America Corp.
3.300%, 01/11/2023	4,360,000	4,288,540
4.200%, 08/26/2024	4,965,000	4,946,004
6.110%, 01/29/2037	4,940,000	5,520,687
Barclays Bank PLC
5.140%, 10/14/2020	5,995,000	6,510,504
Barclays PLC
2.750%, 11/08/2019	2,095,000	2,079,908
BBVA Bancomer SA
4.375%, 04/10/2024 (S)	2,975,000	3,010,700
BPCE SA
5.700%, 10/22/2023 (S)	4,523,000	4,767,767
Branch Banking & Trust Company
3.800%, 10/30/2026	4,440,000	4,476,177
CNA Financial Corp.
3.950%, 05/15/2024	1,100,000	1,090,998
5.875%, 08/15/2020	2,665,000	3,033,410
CNO Financial Group, Inc.
4.500%, 05/30/2020	125,000	126,875
5.250%, 05/30/2025	850,000	863,770
Credit Agricole SA
2.500%, 04/15/2019 (S)	3,940,000	3,947,518
Crown Castle Towers LLC
3.222%, 05/15/2022 (S)	205,000	201,741
3.663%, 05/15/2025 (S)	2,200,000	2,152,920
6.113%, 01/15/2020 (S)	3,988,000	4,537,423
Discover Bank
3.100%, 06/04/2020	2,285,000	2,280,702
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,320,445
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)	2,425,000	2,437,125
ING Bank NV
2.450%, 03/16/2020 (S)	1,475,000	1,473,587
ING Bank NV (4.125% to 11/21/2018,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023	200,000	205,437
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)	465,000	529,969

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	$3,530,000	$3,398,486
Lloyds Bank PLC
6.500%, 09/14/2020 (S)	4,476,000	5,154,535
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	1,905,000	1,895,669
3.500%, 03/10/2025	3,135,000	3,091,709
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,769,262
3.750%, 02/25/2023	8,280,000	8,381,132
5.000%, 11/24/2025	5,745,000	6,004,996
5.500%, 07/28/2021	1,405,000	1,583,345
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	1,695,000	1,811,531
Nordea Bank AB
4.875%, 05/13/2021 (S)	3,095,000	3,347,143
Principal Financial Group, Inc. (4.700% to
05/15/2020, then 3 month
LIBOR + 3.044%)
05/15/2055	2,290,000	2,267,100
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,670,496
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,525,000	1,460,188
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,561,183
5.000%, 06/01/2021	1,720,000	1,883,283
6.450%, 11/15/2019	705,000	811,599
Santander UK PLC
5.000%, 11/07/2023 (S)	3,895,000	3,980,585
The Goldman Sachs Group, Inc.
2.900%, 07/19/2018	3,785,000	3,878,686
3.625%, 01/22/2023	13,495,000	13,393,288
5.750%, 01/24/2022	1,900,000	2,158,932
6.750%, 10/01/2037	1,985,000	2,324,459
The Royal Bank of Scotland PLC
6.125%, 01/11/2021	2,950,000	3,381,986
Unum Group
4.000%, 03/15/2024	3,435,000	3,472,507
5.625%, 09/15/2020	1,040,000	1,169,223
US Bank NA
2.125%, 10/28/2019	3,270,000	3,271,131
		167,648,935
Health care - 2.9%
AbbVie, Inc.
2.900%, 11/06/2022	325,000	314,412
3.200%, 11/06/2022	1,060,000	1,048,329
4.700%, 05/14/2045	1,290,000	1,272,223
Actavis Funding SCS
3.000%, 03/12/2020	1,675,000	1,679,543
3.800%, 03/15/2025	610,000	598,309
4.550%, 03/15/2035	1,200,000	1,137,532
Agilent Technologies, Inc.
3.200%, 10/01/2022	425,000	410,280
3.875%, 07/15/2023	430,000	430,427
AmerisourceBergen Corp.
3.250%, 03/01/2025	790,000	761,934
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,117,179
4.650%, 01/15/2043	980,000	895,303
Cardinal Health, Inc.
3.750%, 09/15/2025	1,125,000	1,117,466

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Celgene Corp.
3.625%, 05/15/2024	$3,880,000	$3,875,391
Community Health Systems, Inc.
8.000%, 11/15/2019	2,250,000	2,370,938
Gilead Sciences, Inc.
3.500%, 02/01/2025	450,000	449,970
Horizon Pharma Financing, Inc.
6.625%, 05/01/2023 (S)	325,000	338,000
Humana, Inc.
3.850%, 10/01/2024	2,485,000	2,471,442
4.950%, 10/01/2044	1,750,000	1,711,019
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,482,815
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	3,085,000	2,973,419
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,497,880
Medtronic, Inc.
2.750%, 04/01/2023	425,000	410,828
3.500%, 03/15/2025 (S)	7,140,000	7,116,267
4.625%, 03/15/2045 (S)	1,395,000	1,406,894
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,637,237
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019	950,000	948,338
4.150%, 02/01/2024	2,165,000	2,203,108
Valeant Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (S)	750,000	767,813
		47,444,296
Industrials - 2.4%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025	3,413,301	3,455,967
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 10/01/2022	290,940	295,305
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	580,000	568,400
CCCI Treasure, Ltd. (3.500% to
04/21/2020, then 5 Year
CMT + 7.192%)
04/21/2020 (Q)	710,000	704,020
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,193,615	1,274,184
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	839,249	891,702
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,036,797	1,070,493
CRCC Yupeng, Ltd. (3.950% to
08/01/2019, then 5 Year
CMT + 7.251%)
08/01/2019 (Q)	465,000	470,813
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	640,103	678,509
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	409,469	440,179

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	$3,300,000	$3,674,035
GATX Corp.
2.600%, 03/30/2020	880,000	867,557
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	2,585,000	2,825,353
HPHT Finance 15, Ltd.
2.250%, 03/17/2018 (S)	1,217,000	1,213,598
2.875%, 03/17/2020 (S)	1,264,000	1,256,751
Lockheed Martin Corp.
3.600%, 03/01/2035	660,000	607,602
3.800%, 03/01/2045	1,635,000	1,451,770
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)	2,885,000	2,164,327
Reliance Intermediate Holdings LP
6.500%, 04/01/2023 (S)	550,000	572,000
Textron, Inc.
4.300%, 03/01/2024	1,005,000	1,042,291
The Boeing Company
2.500%, 03/01/2025	190,000	180,848
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,602,602
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	4,305,000	4,391,100
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	2,527,618	2,628,722
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,750,251	2,764,002
		39,092,130
Information technology - 1.1%
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021 (S)	4,180,000	4,123,783
Arrow Electronics, Inc.
3.500%, 04/01/2022	1,035,000	1,017,869
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,289,678
First Data Corp.
12.625%, 01/15/2021	2,085,000	2,408,175
Harris Corp.
2.700%, 04/27/2020	395,000	389,612
3.832%, 04/27/2025	555,000	538,676
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	1,595,000	1,591,493
3.375%, 05/02/2019 (S)	3,585,000	3,678,214
		18,037,500
Materials - 0.9%
Alcoa, Inc.
5.125%, 10/01/2024	2,985,000	3,022,313
Anglo American Capital PLC
3.625%, 05/14/2020 (S)	1,440,000	1,438,919
4.875%, 05/14/2025 (S)	2,430,000	2,363,996
ArcelorMittal
6.125%, 06/01/2018	1,525,000	1,624,125
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	2,095,000	2,364,339
LYB International Finance BV
4.000%, 07/15/2023	2,420,000	2,473,305

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Martin Marietta Materials, Inc.
4.250%, 07/02/2024	$980,000	$990,711
		14,277,708
Telecommunication services - 2.2%
CC Holdings GS V LLC
2.381%, 12/15/2017	4,208,000	4,255,837
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (S)	2,870,000	2,854,760
SBA Tower Trust
2.898%, 10/15/2019 (S)	1,650,000	1,656,984
3.598%, 04/15/2018 (S)	3,575,000	3,562,437
3.869%, 10/15/2024 (S)	2,895,000	2,910,876
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,140,000	2,416,616
T-Mobile USA, Inc.
6.731%, 04/28/2022	3,100,000	3,231,750
Telstra Corp., Ltd.
3.125%, 04/07/2025 (S)	1,635,000	1,594,519
Verizon Communications, Inc.
4.500%, 09/15/2020	5,050,000	5,442,648
6.400%, 09/15/2033	6,750,000	7,714,791
		35,641,218
Utilities - 0.8%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (S)	1,125,000	1,111,940
Exelon Corp.
2.850%, 06/15/2020	830,000	833,514
Exelon Generation Company LLC
2.950%, 01/15/2020	2,300,000	2,309,908
6.250%, 10/01/2039	945,000	1,042,292
FirstEnergy Corp.
4.250%, 03/15/2023	2,930,000	2,944,761
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)	3,065,000	3,140,273
PPL Capital Funding, Inc.
3.500%, 12/01/2022	2,555,000	2,582,397
Suburban Propane Partners LP
7.375%, 08/01/2021	55,000	58,713
		14,023,798
TOTAL CORPORATE BONDS (Cost $479,311,357)		$480,047,121

MUNICIPAL BONDS - 1.2%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	1,360,000	1,581,571
Chicago O’Hare International Airport
(Illinois) 6.395%, 01/01/2040	1,925,000	2,355,546
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,531,514
District of Columbia 5.591%, 12/01/2034	375,000	442,305
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	1,760,000	1,789,093
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,455,524
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	1,230,000	1,642,296
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,307,454
New York City Municipal Water Finance
Authority 5.952%, 06/15/2042	840,000	1,052,478

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	$890,000	$871,230
Port Authority of New York & New Jersey
4.458%, 10/01/2062	3,050,000	2,919,735
South Carolina State Public Service
Authority 4.322%, 12/01/2027	1,705,000	1,802,083
State of Oregon 5.892%, 06/01/2027	60,000	71,574
University of California
4.131%, 05/15/2045	495,000	462,097
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	582,970
TOTAL MUNICIPAL BONDS (Cost $18,447,498)		$19,867,470

TERM LOANS (M) - 0.8%
Consumer discretionary - 0.2%
Univision Communications, Inc.
4.000%, 03/01/2020	3,061,152	3,038,194
Consumer staples - 0.1%
Kraft Heinz Foods Company
3.250%, 06/05/2020	1,031,823	1,031,565
Financials - 0.2%
Asurion LLC
5.000%, 05/24/2019	4,153,570	4,156,452
Health care - 0.1%
Valeant Pharmaceuticals International, Inc.
4.000%, 04/01/2022	1,047,375	1,046,423
Information technology - 0.1%
First Data Corp.
4.187%, 03/24/2021	1,701,102	1,703,761
Telecommunication services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	2,123,377	2,105,239
TOTAL TERM LOANS (Cost $13,135,752)		$13,081,634

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.0%
Commercial and residential - 8.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.427%, 11/25/2035 (P)	3,731	3,727
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.434%, 12/25/2034 (P)	1,604,773	1,537,928
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-3, Class AM,
6.038%, 07/10/2044 (P)	2,210,000	2,266,664
Series 2006-5, Class AM,
5.448%, 09/10/2047	4,975,000	5,172,353
Series 2007-4, Class AM,
6.003%, 02/10/2051 (P)	2,425,000	2,603,560
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.487%, 02/20/2035 (P)	191,864	181,481
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.732%, 03/25/2035 (P)	1,110,177	1,023,451
Series 2004-A, Class 2A2,
2.666%, 02/25/2034 (P)	33,701	33,494
Series 2004-D, Class 2A2,
2.726%, 05/25/2034 (P)	15,905	15,879

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Mortgage
Securities (continued)
Series 2004-H, Class 2A2,
2.652%, 09/25/2034 (P)	$44,991	$44,179
Series 2004-I, Class 3A2,
2.621%, 10/25/2034 (P)	7,645	7,583
Series 2005-J, Class 3A1,
2.755%, 11/25/2035 (P)	860,643	812,164
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A4
3.192%, 04/10/2048	4,130,000	4,055,759
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A4,
3.590%, 11/10/2047	1,120,000	1,141,335
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	8,805,000	8,931,607
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	3,275,000	3,346,667
Series 2015-LC21, Class B,
4.313%, 10/07/2048	1,630,000	1,671,663
Series 2015-LC21, Class C,
4.313%, 10/07/2048	945,000	914,068
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	3,520,000	3,726,606
Series 2014-TWC, Class A,
1.036%, 02/13/2032 (P)(S)	2,135,000	2,128,439
Commercial Mortgage Trust (Goldman
Sachs & Company/RBS
Greenwich Capital)
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	2,700,000	2,819,399
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	5,095,000	5,338,123
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.890%, 06/15/2039 (P)	835,000	861,951
Credit Suisse Mortgage Capital
Certificates, Series 2010-1R,
Class 42A1 5.000%, 10/27/2036 (S)	104,123	106,382
CSAIL 2015-C1 Commercial
Mortgage Trust, Series 2015-C2,
Class B 4.208%, 06/15/2057	1,275,000	1,297,761
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.587%, 04/25/2035 (P)	1,162,888	1,020,474
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
1.028%, 09/19/2044 (P)	1,360,854	1,278,578
Series 2004-AR4, Class 2A1A,
0.548%, 01/19/2045 (P)	1,265,946	1,112,251
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
1.775%, 10/18/2054 (P)(S)	436,915	440,860
Series 2012-1A, Class 3A1,
1.775%, 10/18/2054 (P)(S)	2,795,000	2,852,496
FREMF Mortgage Trust
Series 2014-K41, Class B,
3.960%, 11/25/2047 (P)(S)	2,415,000	2,385,122

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust (continued)
Series 2015-K43, Class B,
3.863%, 02/25/2048 (P)(S)	$1,560,000	$1,558,052
Series 2015-K45, Class B,
3.714%, 04/25/2048 (P)(S)	1,120,000	1,052,124
Series 2015-K46, Class B,
3.696%, 04/25/2048 (P)(S)	1,910,000	1,814,618
Series 2015-K718, Class B,
3.669%, 02/25/2022 (P)(S)	2,050,000	2,027,415
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
3.194%, 06/19/2035 (P)	323,952	321,189
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.667%, 06/25/2045 (P)	1,569,833	1,201,136
GS Mortgage Securities Trust
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,128,932
Series 2014-EB1A, Class 2A1,
2.501%, 07/25/2044 (P)(S)	958,227	959,807
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	1,885,000	1,961,767
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.408%, 05/19/2035 (P)	551,469	456,569
Holmes Master Issuer PLC,
Series 2012-3A, Class B1
2.475%, 10/15/2054 (P)(S)	2,950,000	3,038,447
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.457%, 10/25/2035 (P)	1,567,788	1,386,520
Series 2005-4, Class A2,
0.517%, 10/25/2035 (P)	1,425,948	1,266,861
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	639,871
Series 2015-C28, Class A4,
3.227%, 10/15/2048	4,250,000	4,186,004
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.377%, 06/25/2037 (P)	578,896	546,577
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,464,788	8,687,598
Series 2007-CB19, Class AM,
5.885%, 02/12/2049 (P)	8,480,000	8,986,485
Series 2007-LD11, Class AM,
5.962%, 06/15/2049 (P)	925,000	964,862
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.487%, 10/25/2035 (P)	2,097,277	1,607,158
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	1,070,000	1,144,811
Series 2008-C1, Class A2,
6.321%, 04/15/2041 (P)	1,391,825	1,511,576
Series 2008-C1, Class AM,
6.321%, 04/15/2041 (P)	825,000	895,825
Series 2006-C1, Class A4,
5.156%, 02/15/2031	4,728,626	4,774,532

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.519%, 12/25/2035 (P)	$1,495,000	$1,418,733
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C22, Class A4
3.306%, 05/15/2046	730,000	723,311
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	1,993,278
Series 2007-IQ14, Class AM,
5.867%, 04/15/2049 (P)	1,095,000	1,140,926
Series 2007-IQ14, Class AMFX,
5.867%, 04/15/2049 (P)	3,895,000	4,058,364
Morgan Stanley Capital I, Inc.
Series 2015-MS1, Class A4,
3.779%, 05/15/2048 (C)	1,505,000	1,550,098
Series 2015-MS1, Class AS,
4.063%, 05/15/2048 (C)(P)	195,000	200,591
Series 2015-MS1, Class B,
4.163%, 05/15/2048 (C)(P)	495,000	492,952
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
2.023%, 02/25/2040 (P)	40,942	40,583
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	3,730,639	3,495,415
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	1,751,954	1,684,339
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.505%, 04/25/2037 (P)	1,039,992	937,892
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.662%, 03/15/2025 (P)	2,131	2,296
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1 2.392%, 09/25/2035 (P)	361,842	365,654
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	2,720,000	2,767,407
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (P)(S)	1,105,000	1,066,167
Series 2015-NXS2, Class A2,
3.020%, 07/15/2058	1,070,000	1,103,247
Series 2015-NXS2, Class A5,
3.767%, 07/15/2058 (C)	1,775,000	1,828,156
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.887%, 03/25/2036 (P)	1,029,344	839,775
Series 2003-O, Class 5A1,
2.497%, 01/25/2034 (P)	43,797	43,482
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class A5
3.607%, 11/15/2047	1,000,000	1,025,926
		142,029,332
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.460%, 08/01/2028	1,525	1,436
Series 2014-DN3, Class M2,
2.587%, 08/25/2024 (P)	1,715,000	1,722,471
Series 2014-HQ2, Class M2,
2.387%, 09/25/2024 (P)	1,385,000	1,375,028

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2015-DN1, Class M2,
2.587%, 01/25/2025 (P)	$1,905,000	$1,916,982
Series 2015-DNA1, Class M2,
2.037%, 10/25/2027 (P)	2,395,000	2,354,134
Series 2015-DNA2, Class M2,
2.283%, 12/25/2027 (P)	2,265,000	2,269,774
Series 2015-HQ1, Class M2,
2.387%, 03/25/2025 (P)	1,525,000	1,514,054
Series 2015-HQ2, Class M2,
2.133%, 05/25/2025 (P)	1,480,000	1,455,608
Series 4448, Class JA,
4.000%, 11/15/2036	135,000	145,572
Series K025, Class A1,
1.875%, 04/25/2022	2,582,793	2,587,801
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,657,533
Federal National Mortgage Association
Series 2014-C04, Class 1M1,
2.137%, 11/25/2024 (P)	1,860,846	1,874,795
Series 2014-C04, Class 2M1,
2.287%, 11/25/2024 (P)	959,752	967,727
Series 2015-C01, Class 1M1,
1.687%, 02/25/2025 (P)	457,227	457,801
Series 2015-C01, Class 2M1,
1.687%, 02/25/2025 (P)	225,723	225,791
Series 319, Class 2 IO,
6.500%, 02/25/2032	4,401	1,022
Government National
Mortgage Association
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	1,516,897	92,667
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	3,251,558	200,179
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	5,453,892	611,425
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	943,740	99,510
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	2,322,715	377,283
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	2,252,992	425,856
		22,334,449
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $164,124,467)		$164,363,781

ASSET BACKED SECURITIES - 9.6%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	1,650,000	1,678,583
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,122,951
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	8,360,000	8,352,351
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,146,095
AmeriCredit
Automobile Receivables Trust
Series 2012-1, Class C,
2.670%, 01/08/2018	257,391	258,850

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2012-4, Class C,
1.930%, 08/08/2018	$1,430,000	$1,438,253
Ascentium Equipment Receivables Trust,
Series 2015-1A, Class A3
1.610%, 10/13/2020 (S)	927,000	929,621
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	3,630,000	3,725,513
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	6,905,000	6,945,601
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	865,000	863,286
Series 2015-2A, Class A,
2.630%, 12/20/2021 (S)	2,540,000	2,531,135
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	9,645	9,631
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	391,177
Cabela’s Credit Card Master Note Trust
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,598,392
Series 2015-1A, Class A1,
2.260%, 03/15/2023	1,875,000	1,887,189
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,017,014
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	345,026
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	360,955
Series 2014-1, Class C,
2.840%, 04/22/2019	655,000	664,672
Series 2014-2, Class B,
2.030%, 12/20/2018	930,000	937,555
Series 2014-2, Class C,
2.410%, 05/20/2019	835,000	846,158
CarMax Auto Owner Trust, Series 2014-1,
Class D 2.430%, 08/17/2020	3,375,000	3,357,825
Chase Funding Trust
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	8,812	8,736
Series 2002-4, Class 2A1,
0.927%, 10/25/2032 (P)	4,157	3,850
Chase Issuance Trust
Series 2013-A8, Class A8,
1.010%, 10/15/2018	3,475,000	3,478,816
Series 2015, Class A2A,
1.590%, 02/18/2020	1,810,000	1,818,914
CNH Equipment Trust, Series 2012-D,
Class B 1.270%, 05/15/2020	2,936,000	2,941,937
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.785%, 08/15/2019 (P)(S)	3,640,000	3,642,945
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.792%, 01/25/2034 (P)	1,661,768	1,565,141
DB Master Finance LLC, Series 2015-1A,
Class A2I 3.262%, 02/20/2045 (S)	2,219,438	2,226,511

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.270%, 05/20/2026 (S)	$2,005,208	$2,014,528
Series 2014-1, Class A,
2.540%, 05/20/2027 (S)	3,078,193	3,083,872
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,816,550	1,874,000
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	1,324,380	1,319,953
Enterprise Fleet Financing LLC
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	1,676,827	1,679,096
Series 2015-1, Class A2,
1.300%, 09/20/2020 (S)	6,715,000	6,721,561
Ford Credit Auto Owner Trust
Series 2013-B, Class D,
1.820%, 11/15/2019	3,300,000	3,326,539
Series 2014-C, Class A4,
1.560%, 02/15/2020	790,000	794,889
GreatAmerica Leasing Receivables,
Series 2014-1, Class A4
1.470%, 08/15/2020 (S)	1,640,000	1,641,832
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.467%, 10/25/2035 (P)	1,070,795	989,309
Series 2005-MTR1, Class A4,
0.557%, 10/25/2035 (P)	4,181,954	4,009,716
Series 2007-7, Class 2A1,
0.240%, 07/25/2037 (P)	1,452,956	1,272,859
GSAA Trust, Series 2005-8, Class A3
0.617%, 06/25/2035 (P)	2,367,784	2,231,947
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	2,019,250	1,993,650
Honda Auto Receivables Owner Trust,
Series 2014-4, Class A4
1.460%, 10/15/2020	630,000	630,368
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	455,211
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,161,711
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4
1.660%, 07/15/2019 (S)	2,595,000	2,594,741
Kubota Credit Owner Trust,
Series 2014-1A, Class A4
1.670%, 07/15/2020 (S)	5,075,000	5,094,661
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	697,095	698,988
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	467,460	466,490
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	3,495,000	3,494,944
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	6,905,000	7,011,965
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,238,786	1,779,062

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	$5,852	$5,889
Sierra Timeshare
Receivables Funding LLC
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	2,266,691	2,277,986
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	2,438,655	2,450,519
Series 2015-1A, Class A,
2.400%, 03/22/2032 (S)	2,143,187	2,143,543
SMART Trust
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,884,667
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,460,517
Series 2014-1US, Class A4A,
1.680%, 12/14/2019	4,755,000	4,774,614
Series 2015-1US, Class A3A,
1.500%, 09/14/2018	985,000	986,080
SMB Private Education Loan Trust,
Series 2015-A, Class A2A
2.490%, 06/15/2027 (S)	1,385,000	1,364,326
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	5,465,000	5,529,875
Series 2013-1, Class B,
1.690%, 03/15/2021	3,470,000	3,462,573
Series 2014-1, Class B,
1.810%, 11/15/2020	1,785,000	1,791,344
Series 2014-1, Class C,
1.910%, 11/15/2020	855,000	857,804
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	355,802	365,730
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021	2,010,000	2,023,889
Wendys Funding LLC, Series 2015-1A,
Class A2I 3.371%, 06/15/2045 (S)	4,775,000	4,763,373
Wheels SPV LLC
Series 2015-1A, Class A2,
1.270%, 04/22/2024 (S)	1,115,000	1,115,575
Series 2012-1, Class A3,
1.530%, 03/20/2021 (S)	694,158	695,384
TOTAL ASSET BACKED SECURITIES (Cost $156,303,406)		$156,390,263

SHORT-TERM INVESTMENTS - 3.4%
Money market funds - 3.3%
T. Rowe Price Reserve Investment
Fund, 0.0722% (Y)	54,158,452	54,158,452

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at
0.000% to be repurchased at $735,000
on 07/01/2015, collateralized by
$745,000 U.S. Treasury Notes, 1.625%
due 06/30/2019 (valued at $751,035
including interest)	$735,000	$735,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,893,452)		$54,893,452
Total Investments (New Income Trust)
(Cost $1,647,382,044) - 101.1%		$1,654,024,905
Other assets and liabilities, net - (1.1%)		(18,192,237)
TOTAL NET ASSETS - 100.0%		$1,635,832,668

SALE COMMITMENTS OUTSTANDING - (1.8)%
U.S. Government Agency - (1.8)%
Federal National Mortgage Association
3.000%, TBA (C)	(14,610,000)	(14,523,253)
3.000%, TBA (C)	(14,610,000)	(14,485,587)
		(29,008,840)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(29,023,678))		$(29,008,840)

Real Return Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 102.4%
U.S. Government - 100.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 04/15/2020	$2,888,634	$2,903,039
0.125%, 04/15/2017 to 01/15/2023 (C)	20,815,504	20,624,562
0.125%, 04/15/2018 (C)(D)	614,702	623,827
0.250%, 01/15/2025	3,795,668	3,712,342
0.625%, 07/15/2021 (C)	8,504,433	8,764,218
0.625%, 02/15/2043	102,902	90,401
0.750%, 02/15/2042 to 02/15/2045	2,677,442	2,426,974
1.250%, 07/15/2020 (C)	543,785	580,873
1.375%, 01/15/2020	109,405	116,781
1.375%, 02/15/2044 (C)	2,816,184	2,977,895
1.750%, 01/15/2028 (C)	7,380,200	8,328,674
2.000%, 01/15/2016 (C)	2,984,575	3,027,245
2.000%, 01/15/2026 (D)	441,036	504,711
2.125%, 01/15/2019 to 02/15/2040 (C)	2,316,996	2,534,582
2.375%, 01/15/2025 to 01/15/2027 (C)	21,335,792	25,151,197
2.500%, 07/15/2016 (C)	563,350	584,036
3.875%, 04/15/2029 (C)	998,106	1,409,045
U.S. Treasury Bonds
3.000%, 11/15/2044 (D)	100,000	97,352
3.000%, 05/15/2045	310,000	302,347
		84,760,101
U.S. Government Agency - 2.0%
Federal National Mortgage Association
3.000%, 08/01/2043	1,725,569	1,720,379
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $90,708,552)		$86,480,480

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 13.0%
France - 0.6%
Government of France
0.250%, 07/25/2018	EUR	416,844	$483,185
Germany - 2.8%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		2,023,405	2,348,505
Italy - 3.7%
Republic of Italy
1.700%, 09/15/2018		405,216	474,997
2.100%, 09/15/2017 to 09/15/2021		170,748	201,768
2.250%, 04/22/2017		602,172	690,397
2.350%, 09/15/2024 (S)		1,107,738	1,359,907
5.000%, 09/01/2040		200,000	286,217
5.500%, 11/01/2022		100,000	138,010
			3,151,296
Mexico - 1.8%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	8,011,196	551,134
4.490%, 01/04/2018 (P)		2,900,000	187,426
4.500%, 12/04/2025 to 11/22/2035		9,241,210	672,411
4.750%, 06/14/2018		1,787,000	114,157
			1,525,128
New Zealand - 0.6%
Dominion of New Zealand, Index
Linked Bond
2.058%, 09/20/2025	NZD	600,000	416,105
3.059%, 09/20/2030		100,000	76,329
			492,434
Spain - 0.7%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	100,000	122,183
Kingdom of Spain
0.550%, 11/30/2019 (S)		220,750	248,889
1.000%, 11/30/2030 (S)		100,066	103,504
5.400%, 01/31/2023 (S)		100,000	138,493
			613,069
United Kingdom - 2.8%
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024	GBP	1,383,395	2,349,400
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,419,280)			$10,963,017

CORPORATE BONDS - 9.8%
Consumer discretionary - 0.5%
The Home Depot, Inc.
2.625%, 06/01/2022		$400,000	393,513
Energy - 2.1%
Petrobras Global Finance BV
2.415%, 01/15/2019 (P)		100,000	92,450
2.643%, 03/17/2017 (P)		700,000	685,440
4.375%, 05/20/2023		200,000	174,340
Sabine Pass LNG LP
7.500%, 11/30/2016		800,000	842,008
			1,794,238
Financials - 6.1%
Ally Financial, Inc.
3.600%, 05/21/2018		800,000	800,600

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banca Monte dei Paschi di Siena SpA
3.625%, 04/01/2019	EUR	300,000	$337,385
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		200,000	216,838
Bankia SA
3.500%, 12/14/2015 to 01/17/2019		200,000	229,114
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)		300,000	354,522
BPE Financiaciones SA
2.500%, 02/01/2017		100,000	113,023
2.875%, 05/19/2016		100,000	112,949
Citigroup, Inc.
0.798%, 05/01/2017 (P)		$100,000	99,670
Depfa ACS Bank
4.875%, 10/28/2015		400,000	405,274
Eksportfinans ASA
2.375%, 05/25/2016		100,000	100,000
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	100,762
Lloyds Bank PLC
1.750%, 05/14/2018		150,000	149,771
3.500%, 05/14/2025		50,000	49,015
Rabobank Nederland NV
4.000%, 09/10/2015	GBP	1,300,000	2,054,909
			5,123,832
Industrials - 1.0%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	200,000	115,944
International Lease Finance Corp.
8.625%, 09/15/2015		$700,000	708,750
			824,694
Utilities - 0.1%
Electricite de France SA
0.735%, 01/20/2017 (P)(S)		100,000	100,099
TOTAL CORPORATE BONDS (Cost $8,572,009)			$8,236,376

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.4%
Commercial and residential - 4.4%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.670%, 06/24/2050 (P)(S)		228,968	236,519
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.400%, 03/26/2037 (P)(S)		76,590	74,797
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		175,975	182,569
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.593%, 05/25/2033 (P)		79,778	80,001
Series 2005-1, Class 2A1,
2.711%, 03/25/2035 (P)		33,787	32,599
Series 2005-1, Class 4A1,
2.719%, 03/25/2035 (P)		174,944	168,684
CHL Mortgage Pass Through Trust
Series 2003-HYB3, Class 7A1,
2.499%, 11/19/2033 (P)		27,464	26,951

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass Through Trust (continued)
Series 2004-J9, Class 2A5,
5.500%, 01/25/2035		$311,172	$316,528
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.060%, 09/25/2035 (P)		42,628	41,341
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.357%, 05/25/2047 (P)		430,133	369,219
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		73,894	75,896
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.952%, 09/20/2044 (P)	GBP	36,536	57,303
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.627%, 06/25/2045 (P)		$276,398	239,271
Grifonas Finance PLC, Series 1, Class A
0.394%, 08/28/2039 (P)	EUR	286,428	164,452
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.758%, 01/25/2035 (P)		$21,095	20,039
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.750%, 11/25/2035 (P)		62,821	56,323
JPMorgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.554%, 08/25/2035 (P)		54,073	53,304
Series 2007-A1, Class 1A1,
2.593%, 07/25/2035 (P)		54,886	54,955
Marche M5 SRL, Series 5, Class A
0.398%, 10/27/2065 (P)	EUR	24,102	26,826
Marche Mutui 4 SRL, Series 4, Class A
0.419%, 02/25/2055 (P)		29,762	32,797
Marche Mutui SRL, Series 6, Class A1
2.248%, 01/27/2064 (P)		67,508	76,638
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.166%, 12/25/2033 (P)		$88,962	87,244
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.635%, 10/07/2020 (P)		132,039	132,710
Series 2010-R3, Class 2A,
0.745%, 12/08/2020 (P)		195,854	197,216
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.239%, 12/16/2049 (P)(S)		88,749	92,098
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.387%, 07/20/2036 (P)		62,964	58,577
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A2,
2.637%, 02/25/2034 (P)		153,874	153,017
Series 2004-18, Class 5A,
2.576%, 12/25/2034 (P)		78,170	75,934
Series 2004-19, Class 2A1,
1.574%, 01/25/2035 (P)		103,094	82,409
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.848%, 10/19/2034 (P)		128,765	123,066

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.358%, 11/25/2042 (P)		$19,959	$18,620
Series 2005-AR10, Class 3A1,
3.829%, 08/25/2035 (P)		6,869	6,479
Series 2005-AR15, Class A1A1,
0.444%, 11/25/2045 (P)		134,777	126,138
Series 2006-AR17, Class 1A1A,
0.956%, 12/25/2046 (P)		120,107	112,275
			3,652,795
U.S. Government Agency - 1.0%
Federal Home Loan Mortgage Corp.
Series 278, Class F1,
0.636%, 09/15/2042 (P)		333,294	335,210
Series 3172, Class FK,
0.636%, 08/15/2033 (P)		107,068	107,655
Federal National Mortgage Association
Series 2003-W8, Class 3F2,
0.537%, 05/25/2042 (P)		53,957	54,012
Series 2004-63, Class FA,
0.337%, 08/25/2034 (P)		77,513	76,998
Series 2006-118, Class A2,
0.253%, 12/25/2036 (P)		58,943	58,828
Series 2013-M4, Class X1 IO,
4.087%, 02/25/2018 (P)		2,971,120	230,250
			862,953
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,713,766)			$4,515,748

ASSET BACKED SECURITIES - 3.0%
Aquilae CLO II PLC, Series 2006-1X,
Class A 0.401%, 01/17/2023 (P)	EUR	47,210	52,439
Doral CLO II, Ltd., Series 2012-2A,
Class A1R 1.531%, 05/26/2023 (P)(S)		$250,000	250,000
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.487%, 04/25/2034 (P)		83,028	69,056
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.237%, 10/25/2036 (P)		5,173	2,886
LCM IX LP, Series 9A, Class A
1.477%, 07/14/2022 (P)(S)		391,813	391,771
Magi Funding PLC, Series 2010-1A,
Class A 0.331%, 04/11/2021 (P)(S)	EUR	16,946	18,868
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.727%, 10/26/2020 (P)		$9,867	9,878
OneMain Financial Issuance Trust,
Series 2014-2, Class A
2.470%, 09/18/2024 (S)		400,000	402,124
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)	EUR	108,368	119,545
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.847%, 02/25/2035 (P)		$143,040	131,906
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.514%, 05/15/2019 (P)(S)		359,374	356,489
United States Small Business
Administration, Series 2008-P1-A,
Class 1 5.902%, 02/10/2018		223,400	239,241

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.505%, 01/20/2022 (P)(S)		$470,703	$464,134
Wood Street CLO BV, Series II-A,
Class A1 0.339%, 03/29/2021 (P)(S)	EUR	50,535	56,105
TOTAL ASSET BACKED SECURITIES (Cost $2,560,881)			$2,564,442

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		440	$4,576
TOTAL COMMON STOCKS (Cost $1,386)			$4,576

PURCHASED OPTIONS - 0.2%
Put options - 0.2%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 08/21/2015; Strike
Price: $105.00) (I)		19,000	297
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 08/21/2015; Strike
Price: $108.50) (I)		31,000	242
Exchange Traded Option on Eurodollar
Futures (Expiration date: 12/14/2015;
Strike Price: $99.38) (I)		37,500	2,063
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Citibank N.A.) (I)		2,500,000	2,674
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		2,600,000	2,781
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.683% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/11/2017; Strike Rate: 2.683%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		1,000,000	155,637
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.865% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/11/2015; Strike Rate: 2.865%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		600,000	22,334
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.050% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/11/2015; Strike Rate: 3.050%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		300,000	5,874
			191,902

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	1,500,000	$1,550
Over the Counter Option on the EUR vs.
USD (Expiration Date: 07/16/2015;
Strike Price: $1.28; Counterparty:
Citibank N.A.) (I)	4,000,000	4
Over the Counter Option on the USD vs.
INR (Expiration Date: 07/27/2015;
Strike Price: INR 67.28; Counterparty:
HSBC Bank USA) (I)	1,730,000	128
		1,682
TOTAL PURCHASED OPTIONS (Cost $167,051)		$193,584

SHORT-TERM INVESTMENTS - 54.6%
Certificate of deposit - 1.8%
Banco Bilbao Vizcaya Argentaria SA
0.976%, 10/23/2015 *	$1,500,000	$1,499,316
U.S. Government - 0.7%
U.S. Treasury Bills
0.014%, 09/03/2015 *	341,000	340,991
0.025%, 10/08/2015 (D)*	296,000	295,982
		636,973
U.S. Government Agency - 1.9%
Federal Home Loan Bank Discount
Notes 0.039%, 07/15/2015 *	1,600,000	1,599,976
Repurchase agreement - 50.2%
Repurchase Agreement with Bank of
Nova Scotia dated 06/30/2015 at
0.250% to be repurchased at $8,400,058
on 07/01/2015, collateralized by
$8,477,000 U.S. Treasury Notes,
1.375% due 09/30/2018 (valued at
$8,583,810, including interest)	8,400,000	8,400,000
Repurchase Agreement with Barclays
Capital dated 06/30/2015 at 0.250% to
be repurchased at $200,001 on
07/01/2015, collateralized by $201,000
U.S. Treasury Notes, 2.125% due
09/30/2021 (valued at $204,417,
including interest)	200,000	200,000
Repurchase Agreement with Credit Suisse
dated 06/30/2015 at 0.250% to be
repurchased at $8,400,058 on
07/01/2015, collateralized by
$8,559,000 U.S. Treasury Notes,
0.500% due 01/31/2017 (valued at
$8,577,830, including interest)	8,400,000	8,400,000
Repurchase Agreement with Deutsche
Bank dated 06/30/2015 at 0.250% to be
repurchased at $8,400,058 on
07/01/2015, collateralized by
$8,190,000 U.S. Treasury Notes,
2.625% due 11/15/2020 (valued at
$8,594,586, including interest).	8,400,000	8,400,000

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with JPMorgan
Chase & Co. dated 06/30/2015 at
0.140% to be repurchased at $8,400,033
on 07/01/2015, collateralized by
$8,523,000 U.S. Treasury Notes,
2.000% due 05/31/2021 (valued at
$8,605,673, including interest)	$8,400,000	$8,400,000
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at
0.000% to be repurchased at $198,000
on 07/01/2015, collateralized by
$210,000 U.S. Treasury Notes, 1.750%
due 04/30/2022 (valued at $206,325,
including interest)	198,000	198,000
Repurchase Agreement with Toronto-
Dominion Bank dated 06/30/2015 at
0.280% to be repurchased at $8,400,058
on 07/01/2015, collateralized by
$8,575,000 U.S. Treasury Notes,
1.500% due 11/30/2019 (valued at
$8,596,438, including interest)	8,400,000	8,400,000
		42,398,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,135,309)		$46,134,265
Total Investments (Real Return Bond Trust)
(Cost $165,278,234) - 188.4%		$159,092,488
Other assets and liabilities, net - (88.4%)		(74,666,295)
TOTAL NET ASSETS - 100.0%		$84,426,193

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 93.1%
U.S. Government - 21.2%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$3,377,418	$3,427,552
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	8,160,000	8,123,179
0.750%, 06/30/2017 to 03/31/2018	20,120,000	20,114,148
0.875%, 02/28/2017 to 01/31/2018	42,345,000	42,474,367
1.625%, 06/30/2020	6,230,000	6,223,670
		80,362,916
U.S. Government Agency - 71.9%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	20,949,000	21,298,492
5.125%, 04/19/2017 (S)	38,823,000	41,758,718
Federal Farm Credit Bank
0.900%, 12/26/2017	3,890,000	3,883,087
0.970%, 09/05/2017	5,090,000	5,083,749
1.240%, 11/13/2018	18,275,000	18,207,638
1.480%, 01/22/2019	6,215,000	6,205,385
1.540%, 04/01/2019	7,455,000	7,454,128
1.850%, 06/08/2020	4,000,000	3,975,708
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	16,555,000	16,556,243
1.130%, 03/27/2018	9,000,000	8,942,385
1.150%, 07/25/2018	9,910,000	9,852,998

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	$9,395,000	$9,326,341
1.200%, 03/20/2018	4,415,000	4,412,876
1.250%, 05/25/2018	14,200,000	14,212,397
2.219%, 09/01/2042 (P)	1,310,252	1,353,700
2.340%, 09/01/2039 (P)	561,258	601,865
2.592%, 01/01/2044 (P)	2,665,249	2,748,846
3.003%, 03/01/2044 (P)	1,394,538	1,442,716
5.500%, 07/01/2037 to 07/01/2040	5,156,778	5,806,141
7.000%, 04/01/2018 to 04/01/2032	4,120	4,509
Federal National Mortgage Association
0.625%, 11/14/2016	3,360,000	3,356,180
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,573,788
2.194%, 09/01/2043 (P)	2,662,340	2,706,140
2.342%, 09/01/2041 (P)	3,008,592	3,226,264
2.389%, 04/01/2042 (P)	2,803,339	2,902,078
2.487%, 02/01/2042 (P)	4,718,472	5,005,508
2.500%, 10/01/2027	3,305,206	3,369,374
2.917%, 03/01/2044 (P)	1,312,450	1,357,020
3.500%, 12/01/2025	2,010,157	2,119,695
5.500%, 03/01/2035 to 08/01/2040	4,177,968	4,709,442
6.500%, 01/01/2039	5,011,114	5,760,992
7.000%, 08/01/2025 to 01/01/2029	3,162	3,659
7.500%, 01/01/2031	697	834
8.000%, 11/01/2020 to 01/01/2031	2,305	2,702
11.500%, 09/01/2019	100	101
12.000%, 04/20/2016	9	9
Government National Mortgage Association
7.500%, 02/15/2022 to 03/15/2027	774	901
Tennessee Valley Authority
1.750%, 10/15/2018	6,485,000	6,537,671
3.875%, 02/15/2021	13,050,000	14,348,749
4.500%, 04/01/2018	10,349,000	11,281,331
5.500%, 07/18/2017	8,613,000	9,412,373
		272,802,733
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $351,476,860)		$353,165,649

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.2%
U.S. Government Agency - 5.2%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	122,307	126,330
Series K017, Class X1 IO,
1.574%, 12/25/2021	5,530,603	406,151
Series K018, Class X1 IO,
1.580%, 01/25/2022	4,785,143	354,129
Series K022, Class X1 IO,
1.420%, 07/25/2022	12,483,150	889,424
Series K026, Class X1 IO,
1.169%, 11/25/2022	5,803,275	357,836
Series K038, Class X1 IO,
1.353%, 03/25/2024	8,777,293	721,274
Series K704, Class X1 IO,
2.133%, 08/25/2018	18,130,833	948,388
Series K706, Class X1 IO,
1.712%, 10/25/2018	6,006,145	274,229
Series K707, Class X1 IO,
1.681%, 12/25/2018	4,934,291	228,339
Series K709, Class X1 IO,
1.664%, 03/25/2019	6,559,797	322,152

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K710, Class X1 IO,
1.906%, 05/25/2019	$5,190,614	$302,950
Series K711, Class X1 IO,
1.826%, 07/25/2019	7,793,241	443,217
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	4,457,870	4,755,491
Series 2014-28, Class BD,
3.500%, 08/25/2043	8,105,738	8,508,560
Series 2003-W14, Class 2A,
3.551%, 01/25/2043 (P)	745,023	756,803
Government National Mortgage Association,
Series 2012-114, Class IO
0.941%, 01/16/2053	3,566,422	270,602
		19,665,875
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,449,712)		$19,665,875

SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.090% to be
repurchased at $2,032,005 on 07/01/2015,
collateralized by $1,963,900 U.S. Treasury
Inflation Indexed Notes, 0.12% - 0.250%
due 04/15/2017 to 01/15/2025 (valued at
$2,072,665, including interest)	2,032,000	2,032,000
Repurchase Agreement with State Street Corp.
dated 06/30/2015 at 0.000% to be
repurchased at $3,265,000 on 07/01/2015,
collateralized by $3,285,000 U.S. Treasury
Notes, 1.500% due 01/31/2019 (valued at
$3,332,304, including interest)	3,265,000	3,265,000
		5,297,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,297,000)		$5,297,000
Total Investments (Short Term Government Income Trust)
(Cost $376,223,572) - 99.7%		$378,128,524
Other assets and liabilities, net - 0.3%		1,125,159
TOTAL NET ASSETS - 100.0%		$379,253,683

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 20.9%
Australia - 2.7%
New South Wales Treasury Corp.
6.000%, 05/01/2020 to 03/01/2022	AUD	5,155,000	$4,624,311
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		4,080,000	3,309,835
5.500%, 06/21/2021		1,815,000	1,590,160
6.000%, 10/21/2015 to 04/21/2016		6,404,000	5,072,565
			14,596,871

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Bermuda - 0.3%
Government of Bermuda
4.854%, 02/06/2024 (S)		$1,230,000	$1,291,500
Canada - 3.0%
Export Development Canada
3.250%, 08/08/2017	AUD	740,000	581,151
Government of Canada
1.250%, 02/01/2016 to 03/01/2018	CAD	6,700,000	5,392,526
1.500%, 02/01/2017 to 03/01/2020		11,400,000	9,355,730
Province of Ontario
6.250%, 09/29/2020	AUD	725,000	642,337
			15,971,744
Mexico - 1.5%
Government of Mexico
4.600%, 01/23/2046		$2,540,000	2,355,850
4.750%, 06/14/2018	MXN	16,320,000	1,042,554
5.000%, 06/15/2017		29,054,100	1,879,700
8.000%, 12/07/2023		23,850,000	1,714,710
10.000%, 12/05/2024		15,600,000	1,270,878
			8,263,692
New Zealand - 3.2%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	3,400,000	2,469,205
6.000%, 12/15/2017 to 05/15/2021		18,220,000	13,765,358
New Zealand Local Government Funding
Agency
6.000%, 12/15/2017		1,685,000	1,216,140
			17,450,703
Norway - 1.7%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	17,290,000	2,497,335
4.250%, 05/19/2017 (S)		15,665,000	2,126,542
4.500%, 05/22/2019 (S)		31,072,000	4,489,329
			9,113,206
Peru - 0.2%
Republic of Peru
7.350%, 07/21/2025		$955,000	1,246,275
Philippines - 2.1%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	768,463
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,909,309
6.250%, 01/14/2036		43,000,000	1,082,391
6.500%, 04/28/2021		106,400,000	2,682,521
7.375%, 03/03/2021		59,600,000	1,569,094
8.000%, 07/19/2031		44,000,000	1,405,493
			11,417,271
Singapore - 1.3%
Republic of Singapore
2.375%, 04/01/2017	SGD	2,800,000	2,131,979
2.500%, 06/01/2019		1,400,000	1,075,324
2.875%, 07/01/2015		3,000,000	2,227,197
3.250%, 09/01/2020		2,260,000	1,776,991
			7,211,491
South Korea - 1.6%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	70,247
3.287%, 03/10/2018		83,030,000	71,012
3.296%, 03/10/2017		83,030,000	72,387
3.297%, 09/10/2017		83,030,000	71,714

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Korea Treasury Bond Coupon Strips (continued)
3.309%, 09/10/2016	KRW	83,030,000	$73,024
3.315%, 03/10/2016		83,030,000	73,621
3.326%, 09/10/2015		83,030,000	74,212
Korea Treasury Bond Principal Strips
3.286%, 09/10/2018		2,888,000,000	2,443,383
Republic of Korea
3.500%, 03/10/2017		2,000,000,000	1,846,288
4.000%, 03/10/2016		2,750,000,000	2,506,101
5.750%, 09/10/2018		1,102,000,000	1,105,839
			8,407,828
Sweden - 1.5%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	28,350,000	3,593,573
3.500%, 06/01/2022		9,820,000	1,412,665
5.000%, 12/01/2020		21,300,000	3,205,567
			8,211,805
Thailand - 1.8%
Kingdom of Thailand
3.250%, 06/16/2017	THB	187,500,000	5,729,554
3.650%, 12/17/2021		134,000,000	4,200,424
			9,929,978
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $123,255,298)			$113,112,364

CORPORATE BONDS - 44.1%
Consumer discretionary - 7.3%
21st Century Fox America, Inc.
6.200%, 12/15/2034		$940,000	1,087,930
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,254,750
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,896,000	567,897
Cablevision Systems Corp.
8.000%, 04/15/2020		$1,150,000	1,247,750
CBS Corp.
3.500%, 01/15/2025		2,300,000	2,197,252
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,702,675
7.000%, 01/15/2019		688,000	714,660
Cox Communications, Inc.
5.500%, 10/01/2015		585,000	591,592
DISH DBS Corp.
5.000%, 03/15/2023		1,130,000	1,048,075
5.875%, 11/15/2024		500,000	480,313
7.875%, 09/01/2019		1,810,000	2,009,100
FCA US LLC
8.250%, 06/15/2021		370,000	403,300
Ferrellgas LP
6.750%, 01/15/2022		1,204,000	1,207,010
General Motors Financial Company, Inc.
3.250%, 05/15/2018		630,000	644,789
4.375%, 09/25/2021		1,260,000	1,305,652
Johnson Controls, Inc.
5.500%, 01/15/2016		425,000	436,250
L Brands, Inc.
5.625%, 10/15/2023		1,655,000	1,737,750
7.000%, 05/01/2020		1,119,000	1,267,268
Lamar Media Corp.
5.000%, 05/01/2023		625,000	618,750

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
LIN Television Corp.
5.875%, 11/15/2022 (S)		$795,000	$804,938
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		484,000	515,867
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		1,480,000	1,457,800
Numericable-SFR SAS
6.250%, 05/15/2024 (S)		1,230,000	1,210,013
PVH Corp.
4.500%, 12/15/2022		1,265,000	1,252,350
QVC, Inc.
4.450%, 02/15/2025		1,695,000	1,633,200
5.950%, 03/15/2043		1,205,000	1,135,411
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)		1,130,000	1,060,788
5.250%, 08/15/2022 (S)		920,000	961,400
5.875%, 10/01/2020 (S)		1,335,000	1,368,375
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,155,725
8.750%, 08/15/2020		320,000	382,400
The Home Depot, Inc.
5.400%, 03/01/2016		1,439,000	1,484,362
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022		1,610,000	1,722,700
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,167,000	1,234,103
Volkswagen International Finance NV
1.150%, 11/20/2015 (S)		445,000	446,002
			39,348,197
Consumer staples - 3.3%
Altria Group, Inc.
4.125%, 09/11/2015		985,000	990,554
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	663,019
B&G Foods, Inc.
4.625%, 06/01/2021		$1,935,000	1,905,975
Cott Beverages, Inc.
5.375%, 07/01/2022		1,600,000	1,556,000
Gruma SAB de CV
4.875%, 12/01/2024 (S)		200,000	208,250
JBS Investments GmbH
7.750%, 10/28/2020 (S)		425,000	462,188
Kimberly-Clark Corp.
4.279%, 12/21/2015 (S)		1,620,000	1,649,121
Kraft Heinz Foods Company
3.950%, 07/15/2025 (S)		2,610,000	2,624,702
4.250%, 10/15/2020		1,740,000	1,776,975
4.875%, 02/15/2025 (S)		1,605,000	1,747,444
Office Depot de Mexico SA de CV
6.875%, 09/20/2020 (S)		200,000	214,750
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		675,000	649,688
6.750%, 12/01/2021 (S)		1,665,000	1,665,000
The Coca-Cola Company
1.800%, 09/01/2016		896,000	906,748
TreeHouse Foods, Inc.
4.875%, 03/15/2022		420,000	423,150
Tyson Foods, Inc.
6.600%, 04/01/2016		545,000	565,798
			18,009,362

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy - 1.3%
Ecopetrol SA
4.250%, 09/18/2018		$185,000	$192,631
5.875%, 09/18/2023		545,000	572,250
Exxon Mobil Corp.
2.709%, 03/06/2025		2,120,000	2,055,427
Petroleos Mexicanos
7.650%, 11/24/2021 (S)	MXN	15,351,000	1,000,777
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		$1,156,000	1,173,340
The Williams Companies, Inc.
4.550%, 06/24/2024		2,210,000	2,138,741
			7,133,166
Financials - 16.0%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		3,195,000	4,230,180
American Tower Corp.
4.000%, 06/01/2025		1,065,000	1,036,824
Asian Development Bank
3.250%, 07/20/2017	NZD	2,630,000	1,782,931
4.625%, 03/06/2019		795,000	560,564
5.000%, 03/09/2022	AUD	1,825,000	1,558,303
Avenue Financial Holdings, Inc. (6.750%
to 01/01/2020, then 3 month
LIBOR + 4.950%)
12/29/2024 (S)		$500,000	501,875
Bancolombia SA
5.950%, 06/03/2021		850,000	932,025
Bank of America Corp.
1.046%, 09/15/2026 (P)		2,515,000	2,309,333
Bank of Montreal
0.800%, 11/06/2015		940,000	941,250
BNC Bancorp (5.500% to 10/01/2019,
then 3 month LIBOR + 3.590%)
10/01/2024		500,000	496,297
Cadence Financial Corp. (6.500% to
03/11/2020, then 3 month
LIBOR + 4.663%)
03/11/2025 (S)		500,000	500,000
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015		721,000	721,794
2.350%, 12/11/2015		1,255,000	1,264,648
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,498,918
CBRE Services, Inc.
5.000%, 03/15/2023		$990,000	999,900
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,495,000	1,061,596
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$745,000	733,825
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,580,925
CoBiz Financial, Inc.
5.625%, 06/25/2030 (P)		280,000	281,076
Corrections Corp. of America
4.125%, 04/01/2020		963,000	958,185
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,104,000	1,197,184
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	507,500

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		$1,820,000	$1,706,250
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,185,558
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	493,099
4.875%, 04/05/2016	SEK	10,000,000	1,248,374
6.250%, 09/29/2020	GBP	265,000	493,371
General Electric Capital Corp. (7.125% to
06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$2,340,000	2,699,775
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	502,475
Hongkong Land Treasury Services
Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	194,405
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	672,851
Independent Bank Group, Inc.
5.875%, 08/01/2024		690,000	714,150
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,212,501
6.500%, 08/20/2019		2,705,000	2,392,580
International Bank for Reconstruction
& Development
1.375%, 06/23/2019	SEK	8,600,000	1,078,080
2.125%, 05/29/2017	NOK	1,560,000	202,723
3.375%, 08/13/2017	NZD	620,000	421,247
3.625%, 06/22/2020	NOK	7,100,000	990,290
3.750%, 01/23/2019	AUD	1,000,000	800,656
4.500%, 08/16/2016	NZD	1,455,000	999,705
4.625%, 02/26/2019 to 10/06/2021		3,825,000	2,703,364
International Finance Corp.
3.250%, 07/22/2019	AUD	1,165,000	917,492
3.625%, 05/20/2020 (C)	NZD	2,155,000	1,458,551
3.875%, 02/26/2018		620,000	425,941
6.450%, 10/30/2018	INR	93,530,000	1,458,428
10.000%, 06/12/2017	BRL	1,745,000	543,520
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	1,985,000	1,356,374
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		$1,180,000	1,174,100
KFW
6.000%, 01/19/2016 to 08/20/2020	AUD	3,388,000	2,937,868
Landwirtschaftliche Rentenbank
6.500%, 04/12/2017		1,535,000	1,269,510
MetLife, Inc.
6.400%, 12/15/2036		$895,000	982,263
National Australia Bank, Ltd.
2.750%, 09/28/2015 (S)		465,000	467,310
6.000%, 02/15/2017	AUD	1,805,000	1,467,263
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)		$1,175,000	1,202,260
Prudential Financial, Inc. (5.875% to
09/01/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	681,636

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Radian Group, Inc.
5.250%, 06/15/2020		$945,000	$940,275
Regions Financial Corp.
7.375%, 12/10/2037		385,000	480,431
Royal Bank of Canada
0.649%, 03/08/2016 (P)		930,000	932,013
0.850%, 03/08/2016		1,700,000	1,704,100
2.625%, 12/15/2015		1,435,000	1,449,073
Stifel Financial Corp.
4.250%, 07/18/2024		2,505,000	2,471,626
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,605,325
7.875%, 02/15/2019		725,000	813,813
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	968,900
The Bank of Nova Scotia
0.535%, 12/31/2015		$1,055,000	1,055,651
0.795%, 07/15/2016 (P)		750,000	752,856
2.900%, 03/29/2016		1,610,000	1,637,781
The Toronto-Dominion Bank
0.446%, 07/13/2016 (P)		640,000	640,508
Trust F/1401
5.250%, 12/15/2024 (S)		1,195,000	1,242,800
Valley National Bancorp
4.550%, 06/30/2025		660,000	659,430
Western Alliance Bank
5.000%, 07/15/2025 (P)		920,000	920,000
Westpac Banking Corp.
3.000%, 12/09/2015		1,185,000	1,197,661
5.000%, 10/21/2019	GBP	375,000	659,557
7.250%, 02/11/2020	AUD	700,000	628,175
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)		$1,050,000	998,813
			86,467,891
Health care - 6.4%
AbbVie, Inc.
1.040%, 11/06/2015 (P)		690,000	691,001
1.200%, 11/06/2015		1,400,000	1,401,278
Community Health Systems, Inc.
6.875%, 02/01/2022		1,540,000	1,626,625
7.125%, 07/15/2020		315,000	333,743
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		705,000	678,563
5.125%, 07/15/2024		1,045,000	1,027,366
Endo Finance LLC
5.750%, 01/15/2022 (S)		830,000	840,375
6.000%, 02/01/2025 (S)		415,000	421,744
7.250%, 01/15/2022 (S)		805,000	855,313
Express Scripts Holding Company
3.500%, 06/15/2024		1,395,000	1,362,427
Forest Laboratories, Inc.
4.875%, 02/15/2021 (S)		1,875,000	2,030,942
5.000%, 12/15/2021 (S)		1,775,000	1,924,604
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022		1,600,000	1,604,000
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,044,018
HCA, Inc.
5.000%, 03/15/2024		1,995,000	2,029,913
7.500%, 02/15/2022		1,165,000	1,336,838
8.000%, 10/01/2018		280,000	324,100

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
LifePoint Health, Inc.
5.500%, 12/01/2021		$3,260,000	$3,365,950
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)		1,130,000	1,152,600
Merck & Company, Inc.
0.466%, 05/18/2016 (P)		535,000	535,622
2.250%, 01/15/2016		1,800,000	1,816,407
2.750%, 02/10/2025		1,430,000	1,369,118
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		590,000	592,950
Tenet Healthcare Corp.
4.375%, 10/01/2021		1,450,000	1,417,375
UnitedHealth Group, Inc.
0.850%, 10/15/2015		350,000	350,274
5.375%, 03/15/2016		1,010,000	1,042,974
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		730,000	737,300
7.500%, 07/15/2021 (S)		865,000	935,281
WellCare Health Plans, Inc.
5.750%, 11/15/2020		553,000	575,120
			34,423,821
Industrials - 1.2%
AECOM
5.750%, 10/15/2022 (S)		1,280,000	1,296,000
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,080,146	1,239,468
Lockheed Martin Corp.
2.900%, 03/01/2025		2,215,000	2,119,088
Nemak SAB de CV
5.500%, 02/28/2023 (S)		200,000	205,250
Norfolk Southern Corp.
5.750%, 01/15/2016		730,000	749,230
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024		258,633	292,255
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019		778,346	879,531
			6,780,822
Information technology - 2.0%
Apple, Inc.
0.450%, 05/03/2016		565,000	564,698
Hewlett-Packard Company
2.125%, 09/13/2015		810,000	812,679
2.650%, 06/01/2016		1,605,000	1,625,064
IBM Corp.
0.349%, 02/05/2016 (P)		650,000	650,077
2.750%, 12/21/2020	GBP	700,000	1,130,005
Micron Technology, Inc.
5.250%, 08/01/2023 (S)		$1,330,000	1,275,138
5.875%, 02/15/2022		1,360,000	1,378,700
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)		1,545,000	1,597,067
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)		1,420,000	1,537,150
			10,570,578
Materials - 2.5%
Alpek SAB de CV
4.500%, 11/20/2022		200,000	199,440

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ball Corp.
4.000%, 11/15/2023		$1,720,000	$1,595,300
5.250%, 07/01/2025		840,000	833,700
Cemex Finance LLC
9.375%, 10/12/2022 (S)		1,055,000	1,175,006
Cemex SAB de CV
6.125%, 05/05/2025 (S)		2,410,000	2,377,947
Crown Americas LLC
4.500%, 01/15/2023		1,310,000	1,237,138
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		371,000	416,448
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)		885,000	913,763
Sealed Air Corp.
4.875%, 12/01/2022 (S)		965,000	950,525
5.125%, 12/01/2024 (S)		965,000	951,731
6.500%, 12/01/2020 (S)		1,790,000	1,973,475
W.R. Grace & Co-Conn
5.125%, 10/01/2021 (S)		1,040,000	1,047,800
			13,672,273
Telecommunication services - 2.2%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	22,490,000	1,387,676
AT&T, Inc.
0.800%, 12/01/2015		$390,000	389,988
Frontier Communications Corp.
7.125%, 01/15/2023		775,000	687,813
9.250%, 07/01/2021		150,000	157,125
HC2 Holdings, Inc.
11.000%, 12/01/2019 (S)		3,025,000	3,085,500
SBA Telecommunications, Inc.
5.750%, 07/15/2020		505,000	523,938
SBA Tower Trust
5.101%, 04/17/2017 (S)		396,000	410,023
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,675,000	1,729,438
6.250%, 04/01/2021		718,000	735,950
6.625%, 04/01/2023		445,000	462,244
6.836%, 04/28/2023		435,000	457,294
Verizon Communications, Inc.
4.272%, 01/15/2036 (S)		1,277,000	1,145,390
Vodafone Group PLC
0.662%, 02/19/2016 (P)		740,000	739,617
			11,911,996
Utilities - 1.9%
Calpine Corp.
5.750%, 01/15/2025		1,885,000	1,833,163
5.875%, 01/15/2024 (S)		176,000	186,120
6.000%, 01/15/2022 (S)		1,451,000	1,534,433
Dynegy, Inc.
7.375%, 11/01/2022 (S)		695,000	728,013
NiSource Finance Corp.
4.800%, 02/15/2044		977,000	992,591
5.650%, 02/01/2045		1,368,000	1,540,603
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		670,000	675,025
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	140,082

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Talen Energy Supply LLC
6.500%, 06/01/2025 (S)	$2,675,000	$2,675,000
		10,305,030
TOTAL CORPORATE BONDS (Cost $241,741,397)		$238,623,136

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
JPMorgan Chase Capital XXIII
1.274%, 05/15/2047 (P)	1,040,000	824,200
USB Capital IX
3.500%, 08/24/2015 (P)(Q)	1,456,000	1,201,928
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,917,529)		$2,026,128

CONVERTIBLE BONDS - 2.1%
Consumer discretionary - 0.1%
Liberty Interactive LLC
0.750%, 03/30/2043	470,000	748,181
Consumer staples - 0.1%
Vector Group, Ltd.
2.500%, 01/15/2019 (P)	510,000	751,311
Financials - 0.4%
Fidelity National Financial, Inc.
4.250%, 08/15/2018	250,000	511,563
MGIC Investment Corp.
2.000%, 04/01/2020	1,065,000	1,773,225
		2,284,788
Health care - 0.7%
Anthem, Inc.
2.750%, 10/15/2042	1,099,000	2,411,618
HealthSouth Corp.
2.000%, 12/01/2043	505,000	642,297
Hologic, Inc.
2.000%, 03/01/2042	430,000	567,063
		3,620,978
Industrials - 0.4%
Air Lease Corp.
3.875%, 12/01/2018	815,000	1,084,459
Trinity Industries, Inc.
3.875%, 06/01/2036	605,000	765,703
		1,850,162
Information technology - 0.2%
Intel Corp.
3.250%, 08/01/2039	790,000	1,201,788
Utilities - 0.2%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	1,050,000	1,046,719
TOTAL CONVERTIBLE BONDS (Cost $9,735,355)		$11,503,927

TERM LOANS (M) - 7.4%
Consumer discretionary - 1.3%
Four Seasons Holdings, Inc.
3.500%, 06/27/2020	1,796,042	1,793,797
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	1,441,264	1,439,863
Hudson’s Bay Company
4.750%, 11/04/2020	648,375	649,533

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
New Red Finance, Inc.
3.750%, 12/10/2021	$1,734,265	$1,732,097
The Men’s Wearhouse, Inc.
4.500%, 06/18/2021	1,131,072	1,132,486
		6,747,776
Consumer staples - 0.9%
Aramark Services, Inc.
3.250%, 02/24/2021	2,552,688	2,539,924
Kraft Heinz Foods Company
3.250%, 06/05/2020	2,348,348	2,347,761
		4,887,685
Financials - 0.6%
Crown Castle Operating Company
3.000%, 01/31/2021	3,440,701	3,418,767
Health care - 2.2%
Catalent Pharma Solutions, Inc.
4.250%, 05/20/2021	2,494,868	2,497,363
Community Health Systems, Inc.
3.750%, 12/31/2019	2,148,681	2,147,785
4.000%, 01/27/2021	975,000	975,542
Endo Luxembourg Finance I Company Sarl
3.250%, 03/01/2021	706,063	705,621
Grifols Worldwide Operations USA, Inc.
3.187%, 02/27/2021	1,858,864	1,857,702
Mallinckrodt International Finance SA
3.250%, 03/19/2021	3,197,223	3,181,736
Valeant Pharmaceuticals International, Inc.
3.500%, 08/05/2020	772,311	769,415
		12,135,164
Industrials - 0.9%
AECOM
3.750%, 10/15/2021	1,324,399	1,326,055
B/E Aerospace, Inc.
4.000%, 12/16/2021	1,338,275	1,344,966
Delta Air Lines, Inc.
3.250%, 04/20/2017	866,969	864,585
US Airways, Inc.
3.500%, 05/23/2019	1,313,497	1,308,806
		4,844,412
Information technology - 0.2%
First Data Corp.
4.187%, 03/24/2021	250,936	251,329
IMS Health, Inc.
3.500%, 03/17/2021	893,911	887,206
		1,138,535
Materials - 0.4%
Berry Plastics Group, Inc.
3.500%, 02/08/2020	1,866,292	1,856,028
Telecommunication services - 0.1%
SBA Senior Finance II LLC
3.250%, 03/24/2021	638,550	632,253
Utilities - 0.8%
Dynegy, Inc.
4.000%, 04/23/2020	1,764,777	1,765,880
ExGen Texas Power LLC
5.750%, 09/16/2021	605,135	596,814

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Utilities (continued)
La Frontera Generation LLC
4.500%, 09/30/2020	$1,979,487	$1,965,466
		4,328,160
TOTAL TERM LOANS (Cost $40,095,136)		$39,988,780

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Commercial and residential - 5.9%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.683%, 04/25/2035 (P)	464,634	461,958
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.043%, 12/25/2046	2,409,030	251,170
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	645,000	734,607
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class AM
5.675%, 07/10/2046	825,000	859,429
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-10, Class 12A3,
2.729%, 01/25/2035 (P)	454,677	450,873
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)	352,571	355,617
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	490,727	492,923
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.887%, 01/25/2035 (P)	394,346	382,805
Series 2004-13, Class A1,
0.927%, 11/25/2034 (P)	595,366	590,735
Series 2004-8, Class 1A,
0.887%, 09/25/2034 (P)	76,488	74,207
Series 2005-7, Class 11A1,
0.727%, 08/25/2035 (P)	285,708	271,819
BWAY Mortgage Trust, Series 2015-1740,
Class D
3.787%, 01/13/2035 (P)(S)	371,000	353,563
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2
0.036%, 05/15/2029	630,000	626,850
Carefree Portfolio Trust,
Series 2014-CARE, Class E
4.186%, 11/15/2019 (P)(S)	695,000	698,396
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.184%, 12/15/2027 (P)(S)	1,110,000	1,106,984
Chase Mortgage Finance Trust,
Series 2007-A1, Class 2A1
2.642%, 02/25/2037 (P)	193,576	193,732
Commercial Mortgage Pass Through
Certificates (Bank of America Merrill
Lynch/ Deutsche Bank AG),
Series 2013-WWP
3.898%, 03/10/2031 (S)	290,000	287,820
Commercial Mortgage Trust,
Series 2014-PAT, Class E
3.336%, 08/13/2027 (P)(S)	361,000	359,167

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche
Bank), Series 2014-TWC, Class D
2.436%, 02/13/2032 (P)(S)	$965,000	$964,665
Core Industrial Trust, Series 2015-CALW, Class F
3.979%, 02/10/2034 (P)(S)	695,000	660,057
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.031%, 09/19/2044	3,154,605	172,141
Series 2005-AR2, Class X2 IO,
2.600%, 03/19/2045	5,653,766	523,084
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX
3.495%, 12/15/2019 (P)(S)	800,000	750,509
GRACE Mortgage Trust,
Series 2014-GRCE, Class F
3.710%, 06/10/2028 (P)(S)	600,000	570,330
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM
6.013%, 07/10/2038 (P)	90,000	93,253
GSR Mortgage Loan Trust, Series 2004-5,
Class 2A1
2.670%, 05/25/2034 (P)	822,977	808,870
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
2.328%, 06/19/2034 (P)	486,048	485,601
Series 2004-7, Class 4A,
2.626%, 11/19/2034 (P)	557,831	555,025
Series 2005-2, Class IX IO,
2.159%, 05/19/2035	2,188,874	159,377
Series 2005-9, Class 2A1A,
0.527%, 06/20/2035 (P)	440,765	415,239
Series 2005-9, Class 2A1C,
0.637%, 06/20/2035 (P)	299,359	274,412
Series 2005-8, Class 1X IO,
2.081%, 09/19/2035	4,620,753	271,206
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	11,072,263	173,835
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	11,514,455	170,414
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	8,952,494	117,278
Hilton USA Trust, Series 2013-HLF,
Class EFL
3.935%, 11/05/2030 (P)(S)	679,971	679,971
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
2.114%, 10/25/2036	7,409,174	676,087
Series 2005-AR18, Class 2X IO,
1.784%, 10/25/2036	17,959,744	735,227
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP7, Class AM,
6.100%, 04/15/2045 (P)	1,000,000	1,036,111
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	726,745	761,930
Series 2014-INN, Class F,
4.186%, 06/15/2029 (P)(S)	390,000	382,837
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%, 09/15/2039	615,000	642,477

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.165%, 12/25/2034 (P)	$216,624	$217,138
Series 2005-A2, Class A2,
2.460%, 02/25/2035 (P)	525,251	527,990
Series 2006-3, Class 2A1,
2.288%, 10/25/2036 (P)	245,038	239,885
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.490%, 01/12/2044 (P)	385,000	389,989
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	571,168	588,933
Morgan Stanley Capital I Trust,
Series 2014-150E, Class F
4.295%, 09/09/2032 (P)(S)	695,000	643,027
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.431%, 10/25/2034 (P)	350,494	346,816
Series 2004-9, Class 1A,
5.578%, 11/25/2034 (P)	256,507	265,346
Opteum Mortgage
Acceptance Corp. Trust, Series 2005-4,
Class 1APT
0.497%, 11/25/2035 (P)	383,670	360,053
Queens Center Mortgage Trust,
Series 2013-QCA, Class D
3.590%, 01/11/2037 (P)(S)	540,000	503,650
SFAVE Commercial Mortgage
Securities Trust, Series 2015-5AVE,
Class D
4.534%, 01/05/2035 (P)(S)	635,000	543,594
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.461%, 12/25/2033 (P)	361,619	355,586
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.201%, 09/25/2037 (P)	1,084,292	1,057,552
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
2.393%, 01/25/2035 (P)	516,677	520,612
Series 2005-AR19, Class A1A2,
0.477%, 12/25/2045 (P)	599,335	549,618
Series 2005-AR2, Class 2A1B,
0.557%, 01/25/2045 (P)	682,062	615,626
Series 2005-AR2, Class 2A2B,
0.567%, 01/25/2045 (P)	471,164	425,674
Series 2005-AR3, Class A2,
2.440%, 03/25/2035 (P)	486,810	486,756
Series 2005-AR6, Class 2A1A,
0.417%, 04/25/2045 (P)	1,014,227	956,206
Series 2005-AR8, Class 2AB2,
0.607%, 07/25/2045 (P)	546,424	504,883
Series 2005-AR8, Class 2AB3,
0.547%, 07/25/2045 (P)	534,821	491,308
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	380,000	347,920

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.615%, 12/25/2034 (P)	$492,717	$495,055
		32,065,808
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
1.837%, 04/25/2024 (P)	450,000	439,497
Series 2015-DNA1, Class M3,
3.487%, 10/25/2027 (P)	300,000	294,946
Series 292, Class IO,
3.500%, 11/15/2027	1,063,407	136,900
Series 304, Class C42 IO,
4.000%, 12/15/2027	1,507,446	168,687
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,541,041	238,978
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	2,061,794	223,994
Series 402, Class 3 IO,
4.000%, 11/25/2039	272,599	56,039
Series 402, Class 4 IO,
4.000%, 10/25/2039	265,126	46,825
Series 402, Class 7 IO,
4.500%, 11/25/2039	305,867	62,005
Series 406, Class 3 IO,
4.000%, 01/25/2041	275,287	52,810
Series 407, Class 4 IO,
4.500%, 03/25/2041	508,863	107,916
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,238,635	267,001
Series 407, Class 8 IO,
5.000%, 03/25/2041	623,617	129,969
		2,225,567
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $32,216,101)		$34,291,375

ASSET BACKED SECURITIES - 2.6%
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	2,023,000	2,048,613
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.427%, 07/25/2036 (P)(S)	756,487	710,494
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,773,138	2,813,792
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	3,182,025	3,166,268
First Frankin Mortgage Loan Trust,
Series 2005-FF7, Class M2
0.657%, 07/25/2035 (P)	665,000	637,153
Home Equity Asset Trust, Series 2003-1,
Class M1 1.687%, 06/25/2033 (P)	236,154	227,225
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.862%, 03/25/2035 (P)	760,000	720,785
RASC Series Trust, Series 2005-KS7,
Class M4 0.767%, 08/25/2035 (P)	340,000	322,052

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.487%, 12/25/2036 (P)	$535,000	$518,525
Structured Asset Investment Loan Trust,
Series 2005-2, Class M2
0.922%, 03/25/2035 (P)	815,000	759,662
Wendys Funding LLC, Series 2015-1A,
Class A2II 4.080%, 06/15/2045 (S)	2,160,000	2,143,865
TOTAL ASSET BACKED SECURITIES (Cost $14,054,577)		$14,068,434

COMMON STOCKS - 4.4%
Consumer discretionary - 0.8%
Charter Communications, Inc., Class A (I)	26,089	$4,467,741
Vertis Holdings, Inc. (I)	8,371	0
		4,467,741
Financials - 3.6%
American Express Company	6,645	516,449
Ares Capital Corp.	30,530	502,524
Capital One Financial Corp.	21,545	1,895,314
Comerica, Inc.	11,475	588,897
Commerce Bancshares, Inc.	22,457	1,050,314
Cullen/Frost Bankers, Inc.	7,241	568,998
First Financial Bancorp	32,698	586,602
First Republic Bank	10,630	670,009
Glacier Bancorp, Inc.	21,152	622,292
Investors Bancorp, Inc.	73,647	905,858
MetLife, Inc.	22,931	1,283,907
Oritani Financial Corp.	35,820	574,911
Park National Corp.	7,109	621,113
Prosperity Bancshares, Inc.	19,793	1,142,848
SunTrust Banks, Inc.	42,025	1,807,916
SVB Financial Group (I)	4,564	657,125
Synovus Financial Corp.	37,548	1,157,229
TCF Financial Corp.	63,800	1,059,718
The PNC Financial Services Group, Inc.	18,510	1,770,482
Union Bankshares Corp.	50,073	1,163,697
		19,146,203
TOTAL COMMON STOCKS (Cost $17,146,395)		$23,613,944

PREFERRED SECURITIES - 8.8%
Consumer staples - 0.6%
Post Holdings, Inc., 5.250%	14,805	1,561,483
Tyson Foods, Inc., 4.750%	31,528	1,624,007
		3,185,490
Financials - 4.8%
American Tower Corp., 5.250%	13,535	1,354,177
Colony Capital, Inc., 7.125%	19,975	464,619
Crown Castle International Corp., 4.500%	22,754	2,348,213
First Tennessee Bank NA, 3.750% (S)	2,005	1,426,370
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	46,360	1,204,433
Health Care REIT, Inc., 6.500%	8,000	475,520
HSBC USA, Inc., 3.500%	45,001	1,008,022
Huntington Bancshares, Inc., 8.500%	1,305	1,748,700
M&T Bank Corp., Series A, 6.375%	1,540	1,540,000
Regions Financial Corp., 6.375%	49,955	1,257,367
SunTrust Banks, Inc., 4.000%	42,525	952,135
The Hartford Financial Services
Group, Inc. (7.875% to 04/15/2022,
then 3 month LIBOR + 5.596%)	50,575	1,504,101
U.S. Bancorp, 3.500%	2,061	1,650,861

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	$1,815,957
Valley National Bancorp, 6.250%	26,533	660,672
Wells Fargo & Company (5.850% to
09/15/2023, then
3 month LIBOR + 3.090%)	27,605	703,928
Wells Fargo & Company (6.625% to
03/15/2024, then
3 month LIBOR + 3.690%)	36,031	994,456
Weyerhaeuser Company, 6.375%	63,700	3,312,400
Zions Bancorporation, 7.900%	43,550	1,209,819
Zions Bancorporation (6.950% to
09/15/2023, then
3 month LIBOR + 3.890%)	22,575	627,585
		26,259,335
Health care - 0.3%
Allergan PLC, 5.500%	1,510	1,574,296
Industrials - 0.6%
Stanley Black & Decker, Inc., 6.250%	16,070	1,916,348
United Technologies Corp., 7.500%	26,342	1,509,397
		3,425,745
Materials - 0.2%
Alcoa, Inc., 5.375%	23,240	918,677
Telecommunication services - 0.2%
Frontier Communications Corp., 11.125%	10,201	1,019,080
Utilities - 2.1%
Dominion Resources, Inc., 6.000%	38,600	2,077,838
Dominion Resources, Inc., 6.375%	47,070	2,198,169
Exelon Corp., 6.500%	56,187	2,548,642
Integrys Energy Group, Inc. (6.000% to
08/01/2023, then
3 month LIBOR + 3.220%)	18,656	496,809
NextEra Energy, Inc., 5.799%	7,445	398,308
NextEra Energy, Inc., 5.889%	27,190	1,677,895
SCE Trust I, 5.625%	22,260	536,021
The Laclede Group, Inc., 6.750%	29,900	1,554,800
		11,488,482
TOTAL PREFERRED SECURITIES (Cost $47,366,631)		$47,871,105

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	12,381
TOTAL ESCROW CERTIFICATES (Cost $76)		$12,381

PURCHASED OPTIONS - 0.2%
Call options - 0.1%
Over the Counter Option on the USD vs.
CAD (Expiration Date: 01/25/2016;
Strike Price: $1.35; Counterparty:
Toronto-Dominion Bank) (I)	9,180,000	64,205
Over the Counter Option on the USD vs.
CAD (Expiration Date: 02/24/2016;
Strike Price: $1.35; Counterparty: The
Goldman Sachs & Company) (I)	33,505,000	282,548
Over the Counter Option on the USD vs.
CAD (Expiration Date: 04/19/2016;
Strike Price: $1.35; Counterparty: RBC
Dominion Securities) (I)	27,570,000	303,215

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on the USD vs.
CAD (Expiration Date: 04/28/2016;
Strike Price: $1.35; Counterparty: RBC
Dominion Securities) (I)	19,480,000	$223,202
Over the Counter Option on the USD vs.
CAD (Expiration Date: 11/10/2015;
Strike Price: $1.35; Counterparty:
Deutsche Bank Securities) (I)	13,790,000	48,596
Put options - 0.1%
Over the Counter Option on the AUD vs.
JPY (Expiration Date: 06/09/2016;
Strike Price: AUD 87.10; Counterparty:
CIBC Bank and Trust) (I)	6,410,000	121,455
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11/10/2016;
Strike Price: EUR 0.95; Counterparty:
Deutsche Bank Securities) (I)	17,950,000	224,730
		346,185
TOTAL PURCHASED OPTIONS (Cost $1,761,653)		$1,267,951

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.090% to be
repurchased at $1,051,003 on
07/01/2015, collateralized by $969,800
U.S. Treasury Inflation Indexed Notes,
0.125% - 1.250% due 04/15/2017 -
01/15/2025 (valued at $1,072,042,
including interest)	$1,051,000	1,051,000
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at
0.000% to be repurchased at $1,763,000
on 07/01/2015, collateralized by
$1,830,000 U.S. Treasury Notes,
1.000% due 08/31/2019 (valued at
$1,802,001, including interest)	1,763,000	1,763,000
Repurchase Agreement with State
Street Corp. dated 06/30/2015 at
0.000% to be repurchased at $166,988
on 07/01/2015, collateralized by
$167,400 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $170,564,
including interest)	166,988	166,988
		2,980,988
TOTAL SHORT-TERM INVESTMENTS (Cost $2,980,988)		$2,980,988
Total Investments (Strategic Income Opportunities Trust)
(Cost $532,271,136) - 97.8%		$529,360,513
Other assets and liabilities, net - 2.2%		11,885,404
TOTAL NET ASSETS - 100.0%		$541,245,917

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 66.7%
U.S. Government - 36.3%
U.S. Treasury Bonds
2.500%, 02/15/2045	$14,911,000	$13,061,112
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,882,156
4.375%, 05/15/2041	1,830,000	2,252,186
4.625%, 02/15/2040	3,900,000	4,953,304
4.750%, 02/15/2041	2,000,000	2,594,218
7.500%, 11/15/2016	1,270,000	1,392,436
7.875%, 02/15/2021	3,400,000	4,510,579
8.125%, 08/15/2021	1,400,000	1,904,766
8.750%, 08/15/2020	4,250,000	5,729,531
U.S. Treasury Notes
0.375%, 04/30/2016 to 10/31/2016	7,900,000	7,894,147
0.500%, 09/30/2016	5,800,000	5,805,440
0.625%, 12/31/2016 to 04/30/2018	13,600,000	13,575,906
0.750%, 12/31/2017	3,700,000	3,690,173
0.875%, 04/30/2017	5,000,000	5,023,830
1.000%, 03/31/2017	4,000,000	4,028,752
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,983,047
1.375%, 09/30/2018	900,000	906,820
1.500%, 06/30/2016 to 03/31/2019	22,200,000	22,390,830
1.625%, 06/30/2019 to 12/31/2019	13,800,000	13,899,427
1.750%, 09/30/2019	7,000,000	7,078,204
1.875%, 08/31/2017	2,000,000	2,049,844
2.000%, 11/15/2021 to 02/15/2022	2,500,000	2,499,023
2.125%, 05/15/2025	19,126,000	18,747,955
2.750%, 02/15/2019	7,000,000	7,364,763
3.000%, 09/30/2016 to 02/28/2017	6,720,000	6,962,051
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,301,148
3.250%, 06/30/2016	3,650,000	3,754,938
4.250%, 11/15/2017	7,300,000	7,890,847
		179,127,433
U.S. Government Agency - 30.4%
Federal Farm Credit Bank 4.875%, 12/16/2015	900,000	919,034
Federal Home Loan Bank
0.875%, 05/24/2017	1,000,000	1,003,047
5.375%, 05/18/2016	2,200,000	2,296,419
5.500%, 07/15/2036	190,000	244,993
Federal Home Loan Mortgage Corp.
2.368%, 08/01/2037 (P)	650,612	697,684
2.375%, 01/13/2022	1,500,000	1,517,108
2.500%, 05/27/2016	1,180,000	1,202,844
2.850%, 02/01/2037 (P)	326,166	349,764
3.000%, 10/01/2042	3,247,777	3,237,120
3.500%, TBA (C)	4,300,000	4,415,563
3.500%, 12/01/2025	2,378,503	2,508,485
4.000%, 02/01/2024 to 12/01/2040	2,662,200	2,828,634
4.500%, 05/01/2024 to 11/01/2041	5,183,809	5,622,719
5.000%, TBA (C)	2,300,000	2,531,078
5.000%, 06/01/2023 to 10/01/2040	1,244,193	1,377,918
5.500%, 08/23/2017 to 01/01/2039	3,178,237	3,530,037
6.000%, 06/01/2022 to 10/01/2038	841,396	957,169
6.250%, 07/15/2032	450,000	622,120
6.500%, 07/01/2016 to 09/01/2038	269,896	309,505
6.750%, 09/15/2029	1,200,000	1,729,444
7.000%, 02/01/2016 to 10/01/2038	154,865	180,900
7.500%, 09/01/2030 to 03/01/2032	17,556	20,984
8.000%, 02/01/2030	2,315	2,802
Federal National Mortgage Association
1.792%, 07/01/2034 (P)	395,568	410,483
1.882%, 01/01/2035 (P)	780,846	821,992
2.221%, 09/01/2037 (P)	307,257	325,949
2.391%, 10/01/2037 (P)	102,579	110,001

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.417%, 05/01/2036 (P)	$185,551	$198,221
2.445%, 04/01/2037 (P)	912,712	978,747
2.500%, TBA (C)	4,000,000	4,043,125
2.500%, 05/01/2028	2,061,838	2,100,578
2.625%, 09/06/2024	1,000,000	998,853
2.700%, 04/01/2036 (P)	109,814	117,759
3.000%, TBA (C)	9,400,000	9,344,188
3.000%, 01/01/2027 to 04/01/2043	13,336,294	13,565,984
3.500%, TBA (C)	3,000,000	3,086,484
3.500%, 12/01/2025 to 02/01/2043	12,892,884	13,337,484
4.000%, 08/01/2020 to 05/01/2042	6,734,754	7,165,936
4.500%, 06/01/2018 to 06/01/2041	6,643,060	7,171,961
5.000%, 12/01/2018 to 07/01/2039	3,474,632	3,830,434
5.500%, 08/01/2017 to 11/01/2038	2,565,578	2,869,244
6.000%, 01/01/2021 to 08/01/2038	1,745,972	1,976,803
6.500%, 07/01/2016 to 12/01/2037	447,697	514,118
7.000%, 12/01/2015 to 10/01/2038	174,191	203,375
7.125%, 01/15/2030	209,000	306,875
7.250%, 05/15/2030	1,450,000	2,158,122
7.500%, 09/01/2030 to 08/01/2031	36,823	43,891
8.000%, 08/01/2030 to 09/01/2031	10,210	12,320
8.500%, 09/01/2030	1,326	1,632
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,040,235
3.000%, 08/15/2043	3,029,643	3,060,058
3.500%, TBA (C)	2,800,000	2,899,531
3.500%, 01/15/2043	5,981,300	6,213,542
4.000%, 11/15/2026 to 02/15/2041	6,440,335	6,853,897
4.500%, 05/15/2019 to 10/20/2040	3,767,958	4,100,937
5.000%, 05/15/2018 to 07/20/2040	3,200,461	3,555,805
5.500%, 08/15/2023 to 09/20/2039	1,173,573	1,323,498
6.000%, 04/15/2017 to 10/15/2038	694,998	791,858
6.500%, 01/15/2016 to 12/15/2038	384,700	444,249
7.000%, 08/15/2029 to 05/15/2032	67,896	80,012
7.500%, 08/15/2029 to 01/15/2031	21,560	25,882
8.000%, 04/15/2031	8,730	10,649
8.500%, 09/15/2030	5,848	7,231
9.000%, 01/15/2031	1,443	1,808
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	769,665
The Financing Corp. 8.600%, 09/26/2019	675,000	862,547
		149,841,334
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $321,528,333)		$328,968,767

FOREIGN GOVERNMENT
OBLIGATIONS - 3.1%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025	1,612,000	1,555,580
5.875%, 01/15/2019	105,000	116,550
		1,672,130
Canada - 0.8%
Government of Canada
0.875%, 02/14/2017	250,000	250,869
Province of British Columbia
6.500%, 01/15/2026	490,000	640,725
Province of Manitoba
9.625%, 12/01/2018	300,000	375,738

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of New Brunswick
5.200%, 02/21/2017	$380,000	$406,952
Province of Nova Scotia
5.125%, 01/26/2017	455,000	484,877
Province of Ontario
1.100%, 10/25/2017	1,000,000	1,001,282
Province of Quebec
7.125%, 02/09/2024	150,000	194,895
7.500%, 07/15/2023	410,000	543,734
		3,899,072
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	552,075
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	575,300
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	594,263
5.500%, 09/18/2023	455,000	549,605
		1,143,868
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	371,992
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,271,231
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	465,423
6.050%, 01/11/2040	930,000	1,057,875
		1,523,298
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	456,950
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	311,250
7.125%, 03/30/2019	120,000	139,740
		450,990
Philippines - 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,081,300
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	127,105
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	805,120
Turkey - 0.3%
Republic of Turkey
6.000%, 01/14/2041	400,000	421,400
6.250%, 09/26/2022	400,000	444,976

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
7.500%, 07/14/2017	$400,000	$441,440
		1,307,816
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,803,849)		$15,238,247

CORPORATE BONDS - 25.5%
Consumer discretionary - 2.2%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	533,870
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	248,381
Brinker International, Inc.
3.875%, 05/15/2023	250,000	243,419
CBS Corp.
4.300%, 02/15/2021	150,000	159,429
Comcast Corp.
5.700%, 07/01/2019	310,000	352,253
6.500%, 11/15/2035	255,000	316,372
Cox Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	152,512
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	46,886
6.375%, 03/01/2041	360,000	386,071
Discovery Communications LLC
5.625%, 08/15/2019	250,000	279,337
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,117,529
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	253,953
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	243,124
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	166,306
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	163,959
6.100%, 09/15/2017	180,000	198,679
McDonald’s Corp.
3.625%, 05/20/2021	250,000	261,977
5.000%, 02/01/2019	228,000	250,544
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	258,086
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	328,316
Target Corp.
6.500%, 10/15/2037	288,000	367,430
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	143,203
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	393,513
4.250%, 04/01/2046	390,000	377,209
5.875%, 12/16/2036	280,000	335,988
The Walt Disney Company
5.625%, 09/15/2016	340,000	359,636
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	225,503
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	61,889
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	112,711
7.570%, 02/01/2024	240,000	297,687

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033	$525,000	$642,871
Time Warner, Inc.
4.850%, 07/15/2045	500,000	483,301
7.625%, 04/15/2031	285,000	370,097
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	334,329
Viacom, Inc.
4.250%, 09/15/2015	150,000	151,106
4.500%, 03/01/2021	120,000	126,821
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	61,008
		10,805,305
Consumer staples - 1.8%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	150,846
9.250%, 08/06/2019	105,000	131,852
9.950%, 11/10/2038	17,000	27,299
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	548,769
7.750%, 01/15/2019	335,000	397,381
Bottling Group LLC
5.125%, 01/15/2019	105,000	116,015
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	302,737
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	193,288
Campbell Soup Company
4.500%, 02/15/2019	300,000	321,117
ConAgra Foods, Inc.
5.819%, 06/15/2017	38,000	40,816
7.000%, 04/15/2019	118,000	134,681
9.750%, 03/01/2021	175,000	220,944
CVS Health Corp.
4.125%, 05/15/2021	60,000	64,111
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	87,073	115,372
Diageo Capital PLC
4.828%, 07/15/2020	95,000	105,003
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	505,532
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	252,847
General Mills, Inc.
5.650%, 02/15/2019	315,000	351,375
Kellogg Company
4.150%, 11/15/2019	30,000	31,960
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	296,924
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	73,762
6.875%, 01/26/2039	40,000	48,870
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	252,454
5.500%, 01/15/2040	280,000	317,409
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	253,415
4.125%, 05/17/2021	320,000	344,916
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	259,736
Safeway, Inc.
6.350%, 08/15/2017	27,000	28,485

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	$250,000	$230,645
The Clorox Company
5.950%, 10/15/2017	295,000	324,437
The Coca-Cola Company
3.150%, 11/15/2020	560,000	583,391
The Kroger Company
3.900%, 10/01/2015	150,000	151,143
6.400%, 08/15/2017	370,000	407,303
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	60,078
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	108,075
6.200%, 04/15/2038	125,000	155,447
7.550%, 02/15/2030	410,000	579,958
Walgreen Company
5.250%, 01/15/2019	335,000	367,092
		8,855,485
Energy - 3.3%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	322,165
Apache Corp.
3.625%, 02/01/2021	250,000	257,553
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,568
2.750%, 05/10/2023	250,000	238,798
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	320,302
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	44,648
Chevron Corp.
1.961%, 03/03/2020	850,000	842,672
4.950%, 03/03/2019	90,000	99,422
ConocoPhillips
5.750%, 02/01/2019	100,000	112,971
DCP Midstream LLC
9.750%, 03/15/2019 (S)	95,000	110,172
Devon Energy Corp.
5.000%, 06/15/2045	485,000	477,080
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	218,616
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	154,141
Encana Corp.
6.500%, 08/15/2034	270,000	288,498
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	51,355
6.700%, 07/01/2018	250,000	278,925
Ensco PLC
4.700%, 03/15/2021	360,000	366,339
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	265,170
6.875%, 03/01/2033	130,000	158,578
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	322,049
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	735,056
Halliburton Company
6.150%, 09/15/2019	360,000	413,882
Hess Corp.
8.125%, 02/15/2019	280,000	331,283
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	60,358

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
6.500%, 09/01/2039	$180,000	$184,037
9.000%, 02/01/2019	60,000	72,036
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	206,364
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	489,290
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	120,707
Nexen Energy ULC
6.200%, 07/30/2019	120,000	135,679
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	41,317
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	325,122
ONEOK Partners LP
6.650%, 10/01/2036	268,000	279,609
Petro-Canada
5.950%, 05/15/2035	235,000	269,110
6.050%, 05/15/2018	125,000	138,754
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	318,171
5.375%, 01/27/2021	400,000	384,920
6.750%, 01/27/2041	80,000	70,034
Petrobras International Finance Company SA
8.375%, 12/10/2018	90,000	98,292
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	512,500
5.500%, 01/21/2021	320,000	347,040
6.625%, 06/15/2035	230,000	245,525
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	73,214
Shell International Finance BV
0.900%, 11/15/2016	500,000	500,994
6.375%, 12/15/2038	90,000	112,814
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	257,863
Statoil ASA
1.800%, 11/23/2016	580,000	586,053
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	160,683
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	59,341
6.250%, 02/01/2038	110,000	107,693
7.750%, 06/01/2019	150,000	171,903
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	222,819
Tosco Corp.
8.125%, 02/15/2030	383,000	531,439
Total Capital SA
3.125%, 10/02/2015	40,000	40,265
4.125%, 01/28/2021	40,000	43,138
4.250%, 12/15/2021	60,000	65,387
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	445,334
Valero Energy Corp.
6.125%, 06/15/2017	345,000	374,922
7.500%, 04/15/2032	270,000	333,485
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	347,259
6.000%, 03/15/2018	185,000	196,846

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
5.250%, 03/15/2020	$400,000	$435,236
		16,274,796
Financials - 9.4%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	188,274
African Development Bank
6.875%, 10/15/2015	145,000	147,333
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	325,000	345,018
American Express Company
2.650%, 12/02/2022	345,000	331,459
American Express Credit Corp.
2.800%, 09/19/2016	400,000	408,329
American International Group, Inc.
6.250%, 05/01/2036	430,000	507,262
American Tower Corp.
4.500%, 01/15/2018	310,000	327,890
Asian Development Bank
5.593%, 07/16/2018	590,000	659,713
Bank of America Corp.
2.000%, 01/11/2018	500,000	501,409
5.000%, 05/13/2021	820,000	899,268
5.650%, 05/01/2018	500,000	548,983
5.875%, 01/05/2021	350,000	400,072
6.500%, 08/01/2016	80,000	84,383
6.875%, 04/25/2018 to 11/15/2018	397,000	450,391
7.750%, 05/14/2038	480,000	637,284
Barclays Bank PLC
6.750%, 05/22/2019	240,000	278,127
BB&T Corp.
5.200%, 12/23/2015	335,000	341,776
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	65,464
5.400%, 05/15/2018	105,000	116,399
Boston Properties LP
4.125%, 05/15/2021	300,000	318,393
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	349,259
Capital One Financial Corp.
3.200%, 02/05/2025	1,000,000	942,903
Citigroup, Inc.
2.400%, 02/18/2020	1,500,000	1,483,382
5.500%, 09/13/2025	400,000	431,677
8.500%, 05/22/2019	277,000	337,631
CNA Financial Corp.
7.350%, 11/15/2019	280,000	330,716
Credit Suisse/New York
3.000%, 10/29/2021	750,000	743,318
Deutsche Bank AG
3.250%, 01/11/2016	500,000	505,901
Discover Financial Services
5.200%, 04/27/2022	120,000	127,478
Essex Portfolio LP
5.200%, 03/15/2021	60,000	66,558
European Bank for Reconstruction
& Development
1.000%, 09/17/2018	500,000	494,862
1.625%, 09/03/2015	70,000	70,203
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,762,637
2.875%, 09/15/2020	700,000	733,593

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank (continued)
4.625%, 10/20/2015	$495,000	$501,237
4.875%, 01/17/2017	200,000	212,906
Fifth Third Bancorp
5.450%, 01/15/2017	300,000	317,982
General Electric Capital Corp.
6.000%, 08/07/2019	650,000	742,473
6.750%, 03/15/2032	230,000	297,838
6.875%, 01/10/2039	585,000	783,032
HCP, Inc.
3.875%, 08/15/2024	400,000	389,776
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	348,383
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	794,078
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	990,970
Inter-American Development Bank
2.250%, 07/15/2015	830,000	830,684
7.000%, 06/15/2025	325,000	438,281
International Bank for Reconstruction
& Development
1.000%, 09/15/2016	500,000	503,045
2.125%, 11/01/2020	500,000	509,668
8.625%, 10/15/2016	100,000	110,180
International Finance Corp.
0.875%, 06/15/2018	600,000	595,801
Jefferies Group LLC
5.125%, 04/13/2018	330,000	350,252
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	538,062
JPMorgan Chase & Co.
1.100%, 10/15/2015	290,000	290,263
3.375%, 05/01/2023	500,000	484,886
4.350%, 08/15/2021	710,000	758,361
6.400%, 05/15/2038	125,000	154,431
KeyCorp
5.100%, 03/24/2021	250,000	277,097
KFW
1.000%, 06/11/2018	500,000	497,299
1.875%, 04/01/2019	1,000,000	1,016,522
4.375%, 03/15/2018	360,000	391,292
5.125%, 03/14/2016	780,000	805,919
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	70,030
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	80,156
Lincoln National Corp.
7.000%, 06/15/2040	150,000	187,563
MetLife, Inc.
6.750%, 06/01/2016	150,000	157,790
6.817%, 08/15/2018	190,000	218,563
Moody’s Corp.
5.500%, 09/01/2020	60,000	67,292
Morgan Stanley
2.650%, 01/27/2020	300,000	299,214
2.800%, 06/16/2020	485,000	485,858
4.100%, 05/22/2023	750,000	750,453
5.950%, 12/28/2017	435,000	478,071
6.625%, 04/01/2018	503,000	564,125
7.300%, 05/13/2019	110,000	129,326
MUFG Union Bank NA
5.950%, 05/11/2016	250,000	260,330

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	$180,000	$228,942
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	111,821
Northern Trust Corp.
3.450%, 11/04/2020	300,000	317,111
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	303,068
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	281,040
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,819
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	160,419
PNC Funding Corp.
4.250%, 09/21/2015	40,000	40,303
5.625%, 02/01/2017	310,000	329,404
6.700%, 06/10/2019	310,000	361,211
Prudential Financial, Inc.
4.750%, 09/17/2015	290,000	292,244
5.375%, 06/21/2020	280,000	315,629
Rabobank Nederland NV
4.500%, 01/11/2021	500,000	544,582
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	54,747
Royal Bank of Canada
2.200%, 07/27/2018	600,000	609,895
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	110,798
Simon Property Group LP
5.650%, 02/01/2020	330,000	375,806
State Street Corp.
3.100%, 05/15/2023	250,000	244,600
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	493,339
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	474,787
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	151,593
The Bank of Nova Scotia
2.900%, 03/29/2016	580,000	590,008
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	803,946
The Chubb Corp.
5.750%, 05/15/2018	275,000	306,881
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	500,000	496,232
6.125%, 02/15/2033	375,000	446,162
6.150%, 04/01/2018	735,000	816,841
7.500%, 02/15/2019	240,000	281,728
The Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	192,269
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	354,254
6.250%, 06/20/2016	190,000	199,728
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	65,761
U.S. Bancorp
2.450%, 07/27/2015	280,000	280,361
U.S. Bank NA
2.282%, 04/29/2020 (P)	230,000	230,236

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS AG
5.750%, 04/25/2018	$185,000	$204,855
Ventas Realty LP
3.125%, 11/30/2015	150,000	151,209
4.750%, 06/01/2021	60,000	64,950
Wells Fargo & Company
3.450%, 02/13/2023	750,000	745,004
5.625%, 12/11/2017	185,000	203,226
XLIT, Ltd.
5.750%, 10/01/2021	310,000	354,722
		46,273,365
Health care - 1.9%
Abbott Laboratories
2.950%, 03/15/2025	300,000	287,953
AbbVie, Inc.
2.900%, 11/06/2022	500,000	483,711
Actavis Funding SCS
4.750%, 03/15/2045	700,000	663,513
Aetna, Inc.
3.950%, 09/01/2020	290,000	307,167
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	250,248
Amgen, Inc.
5.150%, 11/15/2041	100,000	102,350
5.700%, 02/01/2019	450,000	502,360
5.750%, 03/15/2040	40,000	43,942
Anthem, Inc.
4.650%, 08/15/2044	150,000	136,708
6.375%, 06/15/2037	345,000	392,665
AstraZeneca PLC
5.900%, 09/15/2017	340,000	373,425
Baxter International, Inc.
5.900%, 09/01/2016	315,000	333,258
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	307,694
Cigna Corp.
4.000%, 02/15/2022	280,000	288,237
Covidien International Finance SA
6.000%, 10/15/2017	360,000	396,665
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	361,702
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	263,511
Johnson & Johnson
2.150%, 05/15/2016	320,000	324,308
5.850%, 07/15/2038	285,000	359,264
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	302,638
Life Technologies Corp.
5.000%, 01/15/2021	310,000	340,722
McKesson Corp.
4.750%, 03/01/2021	150,000	164,527
Medtronic, Inc.
5.600%, 03/15/2019	165,000	185,824
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	813,811
Mylan, Inc.
2.600%, 06/24/2018	250,000	251,675
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	88,933
Pharmacia Corp.
6.500%, 12/01/2018	335,000	387,082

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Quest Diagnostics, Inc.
4.700%, 03/30/2045	$500,000	$441,916
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	48,301
5.800%, 03/15/2036	300,000	347,836
		9,551,946
Industrials - 1.6%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	47,973
4.700%, 10/01/2019	250,000	275,355
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	321,772
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	485,905
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	506,893
7.900%, 12/15/2018	95,000	114,025
CSX Corp.
3.700%, 10/30/2020	270,000	284,641
7.375%, 02/01/2019	105,000	123,015
Emerson Electric Company
2.625%, 12/01/2021	250,000	249,172
4.875%, 10/15/2019	250,000	276,530
FedEx Corp.
3.875%, 08/01/2042	420,000	362,216
8.000%, 01/15/2019	50,000	59,732
Fluor Corp.
3.375%, 09/15/2021	320,000	330,485
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	386,342
Koninklijke Philips NV
6.875%, 03/11/2038	250,000	299,835
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	158,172
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	245,026
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	154,637
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	201,432
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	492,862
Ryder System, Inc.
2.450%, 11/15/2018	250,000	251,217
Snap-on, Inc.
6.125%, 09/01/2021	310,000	367,294
The Boeing Company
8.750%, 09/15/2031	90,000	134,490
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	554,699
Union Pacific Corp.
4.000%, 02/01/2021	280,000	301,998
4.821%, 02/01/2044	285,000	301,993
United Technologies Corp.
5.375%, 12/15/2017	100,000	109,817
6.125%, 02/01/2019	245,000	279,750
		7,677,278
Information technology - 1.4%
Apple, Inc.
2.400%, 05/03/2023	800,000	764,546
Baidu, Inc.
3.000%, 06/30/2020	250,000	249,296

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Baidu, Inc. (continued)
4.125%, 06/30/2025	$250,000	$248,575
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	373,827
5.900%, 02/15/2039	80,000	95,242
eBay, Inc.
3.250%, 10/15/2020	250,000	256,998
Fiserv, Inc.
2.700%, 06/01/2020	250,000	249,297
Google, Inc.
3.625%, 05/19/2021	320,000	342,854
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	290,959
3.750%, 12/01/2020	300,000	308,856
IBM Corp.
2.000%, 01/05/2016	330,000	332,766
4.000%, 06/20/2042	210,000	188,642
5.600%, 11/30/2039	21,000	23,836
Intel Corp.
2.700%, 12/15/2022	690,000	673,781
Leidos Holdings, Inc.
4.450%, 12/01/2020	300,000	300,808
Microsoft Corp.
3.750%, 05/01/2043	500,000	448,355
Oracle Corp.
4.125%, 05/15/2045	500,000	463,386
5.750%, 04/15/2018	435,000	483,738
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	486,480
The Western Union Company
3.650%, 08/22/2018	100,000	103,913
Xerox Corp.
6.750%, 12/15/2039	60,000	66,580
		6,752,735
Materials - 1.2%
Agrium, Inc.
6.750%, 01/15/2019	350,000	400,829
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	255,118
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	346,874
CRH America, Inc.
8.125%, 07/15/2018	220,000	257,888
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	188,389
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	453,656
Glencore Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	110,506
Monsanto Company
2.850%, 04/15/2025	300,000	275,156
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	225,828
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	165,306
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	312,908
Praxair, Inc.
2.450%, 02/15/2022	240,000	233,821
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	112,387
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	262,149

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	$485,000	$477,457
5.200%, 11/02/2040	250,000	253,984
6.500%, 07/15/2018	70,000	79,323
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	67,133
6.250%, 07/15/2041	270,000	216,701
The Dow Chemical Company
4.375%, 11/15/2042	590,000	535,573
5.700%, 05/15/2018	49,000	54,206
9.400%, 05/15/2039	130,000	195,113
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	336,840
		5,817,145
Telecommunication services - 1.1%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	493,320
5.000%, 03/30/2020	61,000	67,524
AT&T, Inc.
3.000%, 02/15/2022	500,000	486,784
4.300%, 12/15/2042	20,000	17,081
5.350%, 09/01/2040	400,000	392,549
British Telecommunications PLC
9.625%, 12/15/2030	190,000	281,493
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	205,047
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	281,687
Telefonica Europe BV
8.250%, 09/15/2030	350,000	468,655
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	877,276
4.272%, 01/15/2036 (S)	458,000	410,798
4.522%, 09/15/2048 (S)	260,000	229,022
4.600%, 04/01/2021	650,000	697,799
Vodafone Group PLC
4.375%, 03/16/2021	110,000	116,641
5.450%, 06/10/2019	320,000	353,255
		5,378,931
Utilities - 1.6%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	264,127
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	345,980
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	342,730
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	121,617
DTE Energy Company
6.350%, 06/01/2016	230,000	241,007
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	243,912
7.000%, 11/15/2018	290,000	341,000
Entergy Corp.
5.125%, 09/15/2020	310,000	337,070
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	58,107
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	176,473
Florida Power & Light Company
5.650%, 02/01/2037	290,000	344,302

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company
5.950%, 02/01/2039	$335,000	$394,442
Hydro-Quebec
8.400%, 01/15/2022	250,000	329,930
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	217,808
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	221,000	227,671
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	437,770
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	263,565
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,549
6.050%, 03/01/2034	260,000	311,709
PacifiCorp
6.000%, 01/15/2039	335,000	405,979
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	328,158
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	248,787
PPL WEM Holdings, Ltd.
5.375%, 05/01/2021 (S)	60,000	66,304
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	326,149
7.050%, 03/15/2019	50,000	58,076
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	260,376
Southern California Edison Company
5.350%, 07/15/2035	130,000	147,214
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	312,022
The Southern Company
2.375%, 09/15/2015	500,000	501,769
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,226
8.875%, 11/15/2038	190,000	291,953
		8,059,782
TOTAL CORPORATE BONDS (Cost $116,419,944)		$125,446,768

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	66,783
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	180,782
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	73,315
Metropolitan Washington Airports Authority
Dulles Toll Road (District of Columbia)
7.462%, 10/01/2046	40,000	52,082
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	120,893
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	398,851
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	355,371
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	67,457
State of California
7.300%, 10/01/2039	400,000	555,620
7.500%, 04/01/2034	80,000	110,802
State of Illinois, GO
5.100%, 06/01/2033	115,000	106,737

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
State of Illinois, GO (continued)
7.350%, 07/01/2035	$280,000	$305,399
State of Texas
5.517%, 04/01/2039	260,000	319,922
State of Utah
3.539%, 07/01/2025	390,000	407,269
4.554%, 07/01/2024	260,000	287,061
State of Washington
5.481%, 08/01/2039	260,000	308,482
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	355,697
University of California
5.770%, 05/15/2043	320,000	383,651
TOTAL MUNICIPAL BONDS (Cost $3,854,211)		$4,456,174

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial and residential - 1.6%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class A4,
5.634%, 07/10/2046	688,374	706,334
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	879,932
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	202,610
Bear Stearns Commercial
Mortgage Securities Trust
Series 2006-PW11, Class AM,
5.597%, 03/11/2039 (P)	200,000	204,334
Series 2006-PW12, Class A4,
5.901%, 09/11/2038 (P)	714,264	732,348
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.480%, 01/15/2046 (P)	160,587	161,762
Series 2006-CD2, Class AM,
5.527%, 01/15/2046 (P)	200,000	203,674
Commercial Mortgage Pass
Through Certificates
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	497,393
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	176,971
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5, Class A4,
5.412%, 12/15/2044 (P)	888,513	890,508
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	503,968
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	64,550	64,590
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.101%, 07/15/2044 (P)	177,624	189,898
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	654,248	705,404
Series 2006-C1, Class AM,
5.865%, 05/12/2039 (P)	800,000	822,069
Morgan Stanley Bank Of America Merrill
Lynch Trust, Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	237,827

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.826%, 06/11/2042 (P)	$628,298	$671,528
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	212,184
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215%, 01/15/2041 (P)	68,865	68,984
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	765,791
Series K013, Class A2,
3.974%, 01/25/2021 (P)	700,000	761,518
Series K712, Class A2, 1.869%, 11/25/2019	700,000	701,500
		2,228,809
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,899,526)		$10,361,127

ASSET BACKED SECURITIES - 0.4%
BA Credit Card Trust, Series 2007-A1,
Class A1 5.170%, 06/15/2019	500,000	531,116
BMW Vehicle Lease Trust, Series 2014-1,
Class A3 0.730%, 02/21/2017	500,000	499,973
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.350%, 02/07/2020	500,000	550,011
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	500,000	500,290
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	12,160	12,163
TOTAL ASSET BACKED SECURITIES (Cost $2,123,262)		$2,093,553

SHORT-TERM INVESTMENTS - 6.6%
Money market funds - 6.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	32,480,094	32,480,094
TOTAL SHORT-TERM INVESTMENTS (Cost $32,480,094)		$32,480,094
Total Investments (Total Bond Market Trust B)
(Cost $501,109,219) - 105.3%		$519,044,730
Other assets and liabilities, net - (5.3%)		(26,218,928)
TOTAL NET ASSETS - 100.0%		$492,825,802

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 21.6%
U.S. Government - 15.0%
U.S. Treasury Notes
0.250%, 08/15/2015 to 12/15/2015	$34,100,000	$34,111,429
U.S. Government Agency - 6.6%
Federal Home Loan Mortgage Corp.
1.890%, 12/01/2035 (P)	209,822	218,968

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
1.940%, 12/01/2036 (P)	$144,023	$151,897
1.947%, 06/01/2036 (P)	244,400	259,143
2.205%, 05/01/2037 (P)	460,656	487,114
2.219%, 02/01/2036 (P)	399,887	423,834
2.244%, 12/01/2035 (P)	476,735	506,794
2.390%, 11/01/2036 (P)	405,980	432,282
2.420%, 08/01/2035 (P)	537,432	576,483
2.481%, 05/01/2034 (P)	533,139	569,128
2.668%, 06/01/2035 (P)	507,238	544,095
Federal National Mortgage Association
1.865%, 10/01/2035 (P)	848,990	891,536
1.872%, 10/01/2038 (P)	431,113	449,998
1.917%, 02/01/2035 (P)	622,083	649,928
1.995%, 04/01/2035 (P)	2,211,747	2,322,352
2.248%, 07/01/2035 (P)	874,740	923,751
2.321%, 02/01/2035 (P)	1,033,765	1,102,822
2.326%, 01/01/2036 (P)	593,285	632,208
2.359%, 05/01/2036 (P)	1,340,343	1,429,700
2.372%, 01/01/2036 (P)	445,970	476,183
2.424%, 07/01/2035 (P)	479,578	512,146
2.500%, 05/01/2034 (P)	351,127	376,641
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,122,308	1,163,431
		15,100,434
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $49,142,415)		$49,211,863

CORPORATE BONDS - 55.9%
Consumer discretionary - 7.0%
American Honda Finance Corp.
0.657%, 05/26/2016 (P)(S)	2,000,000	2,004,702
1.000%, 08/11/2015 (S)	1,500,000	1,500,981
1.125%, 10/07/2016	1,000,000	1,002,761
Comcast Corp.
4.950%, 06/15/2016	1,500,000	1,558,962
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	501,448
1.300%, 07/31/2015 (S)	1,500,000	1,500,675
2.950%, 01/11/2017 (S)	1,000,000	1,024,430
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,513,619
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,635,181
Viacom, Inc.
3.500%, 04/01/2017	1,448,000	1,495,283
6.250%, 04/30/2016	2,000,000	2,085,638
		15,823,680
Consumer staples - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	2,000,000	2,000,220
ConAgra Foods, Inc.
1.350%, 09/10/2015	1,000,000	1,000,463
5.819%, 06/15/2017	1,500,000	1,611,146
		4,611,829
Energy - 3.0%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,000,000	2,108,160
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,000,471

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017	$2,000,000	$2,129,682
Transocean, Inc.
4.950%, 11/15/2015	1,624,000	1,646,330
		6,884,643
Financials - 22.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,256,000	1,285,216
American Express Credit Corp.
2.375%, 03/24/2017	2,000,000	2,040,970
American International Group, Inc.
5.050%, 10/01/2015	2,000,000	2,020,184
5.600%, 10/18/2016	2,500,000	2,637,620
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,780,000	1,909,623
Bank of America Corp.
3.700%, 09/01/2015	1,582,000	1,588,554
Bank of America NA
5.300%, 03/15/2017	1,775,000	1,879,775
Bank of Montreal
0.756%, 09/11/2015 (P)	1,500,000	1,501,407
BB&T Corp.
3.200%, 03/15/2016	1,500,000	1,522,346
Capital One Financial Corp.
3.150%, 07/15/2016	2,000,000	2,037,462
6.150%, 09/01/2016	1,000,000	1,055,392
HCP, Inc.
3.750%, 02/01/2016	1,839,000	1,862,857
6.000%, 01/30/2017	1,344,000	1,433,545
ING Bank NV
2.000%, 09/25/2015 (S)	2,000,000	2,005,290
3.750%, 03/07/2017 (S)	1,000,000	1,038,901
JPMorgan Chase & Co.
1.125%, 02/26/2016	1,150,000	1,153,253
3.150%, 07/05/2016	750,000	765,128
MetLife, Inc.
6.750%, 06/01/2016	2,000,000	2,103,868
Morgan Stanley
0.755%, 10/15/2015 (P)	1,000,000	1,000,820
National Rural Utilities Cooperative
Finance Corp.
0.582%, 11/23/2016 (P)	2,000,000	2,002,334
PNC Funding Corp.
5.625%, 02/01/2017	2,500,000	2,656,483
Prudential Financial, Inc.
4.750%, 09/17/2015	2,500,000	2,519,343
Rabobank Nederland NV
0.766%, 03/18/2016 (P)	1,000,000	1,002,834
Societe Generale SA
3.100%, 09/14/2015 (S)	1,590,000	1,596,519
3.500%, 01/15/2016 (S)	2,000,000	2,027,160
The Goldman Sachs Group, Inc.
0.676%, 07/22/2015 (P)	2,500,000	2,500,173
5.350%, 01/15/2016	2,000,000	2,047,616
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,788,652
Ventas Realty LP
1.550%, 09/26/2016	1,000,000	1,003,590
		49,986,915
Health care - 6.5%
AbbVie, Inc. 1.040%, 11/06/2015 (P)	2,000,000	2,002,902
Actavis Funding SCS 1.850%, 03/01/2017	3,000,000	3,014,262

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Amgen, Inc.
2.125%, 05/15/2017	$2,000,000	$2,031,242
2.500%, 11/15/2016	2,000,000	2,037,154
Express Scripts Holding Company
2.650%, 02/15/2017	2,500,000	2,544,465
Mylan, Inc.
1.350%, 11/29/2016	2,000,000	1,993,712
1.800%, 06/24/2016	1,200,000	1,200,554
		14,824,291
Industrials - 5.7%
Air Lease Corp.
4.500%, 01/15/2016	1,000,000	1,014,375
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,004,508
Eaton Corp.
0.950%, 11/02/2015	750,000	750,487
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,510,883
Lockheed Martin Corp.
2.125%, 09/15/2016	2,000,000	2,029,086
PACCAR Financial Corp.
0.546%, 02/08/2016 (P)	1,500,000	1,501,442
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,510,406
Ryder System, Inc.
3.600%, 03/01/2016	1,500,000	1,525,104
Union Pacific Corp.
5.650%, 05/01/2017	1,000,000	1,080,942
Waste Management, Inc.
2.600%, 09/01/2016	1,000,000	1,017,445
		12,944,678
Information technology - 1.4%
Hewlett-Packard Company
2.650%, 06/01/2016	1,000,000	1,012,501
Xerox Corp. 2.950%, 03/15/2017	2,000,000	2,048,224
		3,060,725
Materials - 1.7%
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,002,561
3.600%, 01/15/2017 (S)	1,000,000	1,026,304
The Dow Chemical Company
2.500%, 02/15/2016	1,820,000	1,837,188
		3,866,053
Telecommunication services - 2.6%
AT&T, Inc.
2.400%, 08/15/2016	3,000,000	3,041,007
2.500%, 08/15/2015	1,500,000	1,502,820
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,374,857
		5,918,684
Utilities - 4.0%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,041,818
Dominion Resources, Inc. 1.950%, 08/15/2016	2,000,000	2,015,294
Electricite de France SA
1.150%, 01/20/2017 (S)	2,000,000	2,002,964
Georgia Power Company
0.606%, 03/15/2016 (P)	2,000,000	1,998,034

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company 2.375%, 09/15/2015	$2,000,000	$2,007,074
		9,065,184
TOTAL CORPORATE BONDS (Cost $127,017,999)		$126,986,682

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
U.S. Government Agency - 3.2%
Federal Home Loan Mortgage Corp.,
Series 4106, Class DF
0.586%, 09/15/2042 (P)	1,740,860	1,743,243
Federal National Mortgage Association
Series 2013-10, Class FT,
0.537%, 04/25/2042 (P)	1,817,807	1,812,444
Series 2013-26, Class JF,
0.487%, 10/25/2032 (P)	3,695,697	3,698,886
		7,254,573
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,277,860)		$7,254,573

ASSET BACKED SECURITIES - 17.7%
Ally Auto Receivables Trust, Series 2012-4,
Class A4 0.800%, 10/16/2017	2,400,000	2,402,323
American Express Credit Account
Master Trust, Series 2012-5, Class A
0.590%, 05/15/2018	3,050,000	3,050,647
AmeriCredit Automobile Receivables Trust
Series 2014-2, Class A2A,
0.540%, 10/10/2017	542,026	541,755
Series 2013-2, Class A3,
0.650%, 12/08/2017	1,759,629	1,758,976
BA Credit Card Trust, Series 2014-A2,
Class A 0.456%, 09/16/2019 (P)	2,000,000	1,997,798
Cabela’s Credit Card Master Note Trust,
Series 2011-2A, Class A1
2.390%, 06/17/2019 (S)	2,000,000	2,030,242
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.236%, 11/15/2019 (P)	2,000,000	1,993,128
CarMax Auto Owner Trust
Series 2014-1, Class A2,
0.470%, 02/15/2017	502,666	502,435
Series 2013-3, Class A3,
0.970%, 04/16/2018	2,211,296	2,212,349
Chase Issuance Trust, Series 2012-A5,
Class A5 0.590%, 08/15/2017	4,000,000	4,000,012
Citibank Credit Card Issuance Trust,
Series 2013-A10, Class A10
0.730%, 02/07/2018	3,145,000	3,147,258
Ford Credit Auto Owner Trust
Series 2014-B, Class A2,
0.470%, 03/15/2017	1,348,977	1,348,765
Series 2012-D, Class A3,
0.510%, 04/15/2017	635,536	635,454
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A3
0.880%, 06/15/2018	665,000	665,386
Huntington Auto Trust, Series 2012-2,
Class A3 0.510%, 04/17/2017	764,355	764,315
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A2
0.610%, 02/15/2017 (S)	2,213,863	2,213,257

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust,
Series 2014-A, Class A3
0.790%, 07/16/2018	$1,000,000	$1,000,172
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A4
0.610%, 12/17/2018	1,915,000	1,914,719
Nissan Auto Receivables Owner Trust,
Series 2014-A, Class A3
0.720%, 08/15/2018	1,800,000	1,796,875
USAA Auto Owner Trust, Series 2012-1,
Class A4 0.570%, 08/15/2017	2,684,470	2,684,449
Volkswagen Auto Lease Trust
Series 2014-A, Class A2A,
0.520%, 10/20/2016	250,852	250,740
Series 2015-A, Class A2A,
0.870%, 06/20/2017	1,400,000	1,400,349
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	80,637	80,658
Westlake Automobile Receivables Trust,
Series 2014-1A, Class A2
0.700%, 05/15/2017 (S)	921,051	920,476
Wheels SPV LLC, Series 2014-1A, Class A2
0.840%, 03/20/2023 (S)	1,025,268	1,024,135
TOTAL ASSET BACKED SECURITIES (Cost $40,351,812)		$40,336,673

SHORT-TERM INVESTMENTS - 0.3%
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2015 at 0.090% to be
repurchased at $598,002 on 07/01/2015,
collateralized by $578,000 U.S. Treasury
Inflation Indexed Notes, 0.125% - 1.250%
due 04/15/2017 - 07/15/2020 (valued at
$610,040, including interest)	598,000	598,000
TOTAL SHORT-TERM INVESTMENTS (Cost $598,000)		$598,000
Total Investments (Ultra Short Term Bond Trust)
(Cost $224,388,086) - 98.7%		$224,387,791
Other assets and liabilities, net - 1.3%		2,928,582
TOTAL NET ASSETS - 100.0%		$227,316,373

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2015 (unaudited) (showing percentage of total net assets)

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
REIT	Real Estate Investment Trust
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	100

601 Congress Street
Boston MA 02210-2805

JHTBSA-FP0I 06/15

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.
(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 19, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 19, 2015